                                                              File No. 033-31375




     As filed with the Securities and Exchange Commission on April 28, 2014
  ===========================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]

                      Post-Effective Amendment No. 42 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 44

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877



                               Richard M. Ellery
                           Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2014 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



May 1, 2014

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
              ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282
                               (800) 249-6269
ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2014, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2014

                             TABLE OF CONTENTS



DESCRIPTION                                              PAGE

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Fixed Interest Account and Stable Value Account....     34
   Contributions......................................     35
   Transfers..........................................     35
   Withdrawals........................................     35
   The Death Benefit..................................     35
   Death Benefits and Multiple Beneficiaries..........     35
   Annuity Options....................................     35
   Charges............................................     35
   Withdrawal Charge..................................     35
   Premium Tax Charge.................................     35
   Asset Charge.......................................     35
   Administrative Charge..............................     36
   Additional Charges and Fees........................     36
   Expenses of the Funds..............................     36
   Ten-Day Free Look..................................     36
   Termination by the Owner...........................     36
   Contacting AUL.....................................     36

EXPENSE TABLE.........................................     37

CONDENSED FINANCIAL INFORMATION.......................     38

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    179
   American United Life Insurance Company(R)..........    179
   Variable Account...................................    179
   The Funds..........................................    179
   Revenue AUL Receives...............................    180
   Funds and Objectives...............................    181

THE CONTRACTS.........................................    194
   General............................................    194

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    194
   Contributions under the Contracts..................    194
   Ten-Day Free Look..................................    194
   Initial and Single Contributions...................    194
   Allocation of Contributions........................    194
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    195
   Transfers of Account Value.........................    195
   Abusive Trading Practices..........................    195
   Late Trading.......................................    195
   Market Timing......................................    196
   Participant's Variable Account Value...............    196
   Accumulation Units.................................    196



DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    196
   Net Investment Factor..............................    196
   Dollar Cost Averaging Program......................    197

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    197
   Cash Withdrawals...................................    197
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    198
   Constraints on Withdrawals.........................    198
   General............................................    198
   403(b) Programs....................................    198
   Texas Optional Retirement Program..................    199
   The Death Benefit..................................    199
   Death Benefits and Multiple Beneficiaries..........    199
   Termination by the Owner...........................    199
   Termination by AUL.................................    200
   Payments from the Variable Account.................    201

CHARGES AND DEDUCTIONS................................    201
   Premium Tax Charge.................................    201
   Withdrawal Charge..................................    201
   Asset Charge.......................................    202
   Variable Investment Plus...........................    202
   Administrative Charge..............................    202
   Additional Charges and Fees........................    202
   Other Charges......................................    203
   Variations in Charges..............................    203
   Guarantee of Certain Charges.......................    203
   Expenses of the Funds..............................    204

ANNUITY PERIOD........................................    204
   General............................................    204
   Annuity Options....................................    204
   Option 1 - Life Annuity............................    204
   Option 2 - Certain and Life Annuity................    204
   Option 3 - Survivorship Annuity....................    204
   Option 4 - Installment Refund Life Annuity.........    204
   Option 5 - Fixed Periods...........................    205
   Selection of an Option.............................    205

THE FIXED INTEREST ACCOUNT............................    205
   Interest...........................................    205
   Withdrawals and Transfers..........................    206
   Transfer of Interest Option........................    206
   Contract Charges...................................    207
   Payments from the Fixed Interest Account...........    207
   403(b) Plan Loans..................................    207

THE STABLE VALUE ACCOUNT..............................    207
   In General.........................................    207

                             TABLE OF CONTENTS



DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    208
   Transfers to and from the SVA.....................    208
   Benefits Paid from the SVA........................    208
   Annuities Paid from the SVA.......................    208
   Contract Termination..............................    208

MORE ABOUT THE CONTRACTS.............................    209
   Designation and Change of Beneficiary.............    209
   Assignability.....................................    209
   Proof of Age and Survival.........................    209
   Misstatements.....................................    209
   Termination of Recordkeeping Services.............    209

FEDERAL TAX MATTERS..................................    210
   Introduction......................................    210
   Tax Status of the Company and
    the Variable Account.............................    210
   Tax Treatment of Retirement Programs..............    210
   401 Employee Benefit Plans........................    211
   403(b) Plans......................................    211



DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    211
   409A and 457 Programs.............................    211
   HSA, HRA, and OPEB Employee Benefit Plans.........    212
   Tax Penalty.......................................    212
   Withholding.......................................    212

OTHER INFORMATION
   Mixed and Shared Funding..........................    213
   Voting of Shares of the Funds.....................    213
   Substitution of Investments.......................    213
   Redemption Fees...................................    214
   Changes to Comply with Law and Amendments.........    214
   Reservation of Rights.............................    214
   Periodic Reports..................................    214
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    215
   Legal Proceedings.................................    215
   Legal Matters.....................................    215
   Financial Statements..............................    215

STATEMENT OF ADDITIONAL INFORMATION..................    216

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.


BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving but AUL may not be open for business on other days.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.



EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.


FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.


IRS - Internal Revenue Service.


OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.




PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.


STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following Funds:


                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio                I-2               Alger Portfolios                     Fred Alger Management, Inc.

Alger Capital Appreciation              Institutional     The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional

Alger Capital Appreciation              Retirement        The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional

Alger Capital Appreciation Portfolio    I-2               Alger Portfolios                     Fred Alger Management, Inc.

Alger Large Cap Growth Portfolio        Institutional     Alger Portfolios                     Fred Alger Management, Inc.

Alger Small Cap Growth                  Institutional     The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional

Alger Small Cap Growth                  Retirement        The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional




(1) Please refer to the Fund prospectus for a description of the class designation.



* Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------
AllianceBern Core Opportunities         Retirement        AllianceBernstein Value Funds        AllianceBernstein LP

AllianceBernstein 2010 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2010 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2015 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2015 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2020 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2020 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2025 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2025 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2030 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2030 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2035 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2035 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2040 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2040 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2045 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2045 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2050 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2050 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2055 Retirement       Advisor           AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein 2055 Retirement       Retirement        AllianceBernstein Retirement         AllianceBernstein LP
Strategy                                                  Strategies(R)

AllianceBernstein Discovery Growth      Retirement        The AllianceBernstein Growth         AllianceBernstein LP
Fund                                                      Funds




(1) Please refer to the Fund prospectus for a description of the class designation.



* Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Discovery Value       Retirement        AllianceBernstein Value Funds        AllianceBernstein LP
Fund

AllianceBernstein Global Value          Retirement        AllianceBernstein Value Funds        AllianceBernstein LP
Fund

AllianceBernstein High Income           Advisor           The AllianceBernstein Bond           AllianceBernstein LP
Fund                                                      Funds

AllianceBernstein High Income           Retirement        The AllianceBernstein Bond           AllianceBernstein LP
Fund                                                      Funds

AllianceBernstein International         Retirement        The AllianceBernstein Growth         AllianceBernstein LP
Growth Fund                                               Funds

AllianceBernstein International         Retirement        AllianceBernstein Value Funds        AllianceBernstein LP
Value Fund

AllianceBernstein Small Cap Growth      Retirement        The AllianceBernstein Growth         AllianceBernstein LP
Fund                                                      Funds

AllianceBernstein Value Fund            Retirement        AllianceBernstein Value Funds        AllianceBernstein LP

AllianzGI Large-Cap Growth Fund         Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2015 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2015 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2030 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement Income Fund        A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement Income Fund        Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

American Century(R) Disciplined         A*                American Century(R) Disciplined      American Century(R) Investment
Growth Fund                                               Growth Fund                          Management, Inc.

American Century(R) Disciplined         Investor          American Century(R) Disciplined      American Century(R) Investment
Growth Fund                                               Growth Fund                          Management, Inc.

American Century(R) Diversified         A*                American Century(R) Investments      American Century(R) Investment
Bond Fund                                                                                      Management, Inc.

American Century(R) Diversified         Investor          American Century(R) Investments      American Century(R) Investment
Bond Fund                                                                                      Management, Inc.

American Century(R) Emerging            A*                American Century(R) World Mutual     American Century(R) Investment
Markets                                                   Funds, Inc.                          Management, Inc.

American Century(R) Emerging            Investor          American Century(R) World Mutual     American Century(R) Investment
Markets                                                   Funds, Inc.                          Management, Inc.

American Century(R) Equity Growth       A*                American Century(R) Quantitative     American Century(R) Investment
                                                          Equity Funds, Inc.                   Management, Inc.

American Century(R) Equity Income       A*                American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century(R) Equity Income       Investor          American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
American Century(R) Ginnie Mae          A*                American Century(R) Government       American Century(R) Investment
                                                          Income Trust                         Management, Inc.

American Century(R) Growth              A*                American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Heritage            A*                American Century(R) Mutual           American Century(R) Investment
                                                          Funds, Inc.                          Management, Inc.

American Century(R) Heritage            Investor          American Century(R) Mutual           American Century(R) Investment
                                                          Funds, Inc.                          Management, Inc.

American Century(R) Income and          Investor          American Century(R) Quantitative     American Century(R) Investment
Growth                                                    Equity Funds, Inc.                   Management, Inc.

American Century(R) Inflation-          A*                American Century(R) Investments      American Century(R) Investment
Adjusted Bond                                                                                  Management, Inc.

American Century(R) International       A*                American Century(R) International    American Century(R) Investment
Bond                                                      Bond Funds                           Management, Inc.

American Century(R) International       Investor          American Century(R) International    American Century(R) Investment
Bond                                                      Bond Funds                           Management, Inc.

American Century(R) International       A*                American Century(R) World Mutual     American Century(R) Investment
Discovery                                                 Funds, Inc.                          Management, Inc.

American Century(R) International       Investor          American Century(R) World Mutual     American Century(R) Investment
Discovery                                                 Funds, Inc.                          Management, Inc.

American Century(R) International       A*                American Century(R) World Mutual     American Century(R) Investment
Growth                                                    Funds, Inc.                          Management, Inc.

American Century(R) International       Investor          American Century(R) World Mutual     American Century(R) Investment
Growth                                                    Funds, Inc.                          Management, Inc.

American Century(R) Large Company       A*                American Century(R) Capital          American Century(R) Investment
Value                                                     Portfolios, Inc.                     Management, Inc.

American Century(R) Mid Cap Value       A*                American Century(R) Capital          American Century(R) Investment
Fund                                                      Portfolios, Inc.                     Management, Inc.

American Century(R) Mid Cap Value       Investor          American Century(R) Capital          American Century(R) Investment
Fund                                                      Portfolios, Inc.                     Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2015                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2015                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2020                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2020                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2025                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2025                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2030                                                      Allocations Portfolios, Inc.         Management, Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2030                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2035                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2035                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2040                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2040                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2045                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2045                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2050                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2050                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          A*                American Century(R) Asset            American Century(R) Investment
2055                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice          Investor          American Century(R) Asset            American Century(R) Investment
2055                                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice In       A*                American Century(R) Asset            American Century(R) Investment
Retirement Portfolio                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) One Choice In       Investor          American Century(R) Asset            American Century(R) Investment
Retirement Portfolio                                      Allocations Portfolios, Inc.         Management, Inc.

American Century(R) Real Estate         A*                American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century(R) Real Estate         Investor          American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century(R) Select              A*                American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Select              Investor          American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Small Cap           A*                American Century(R) Investments      American Century(R) Investment
Growth                                                                                         Management, Inc.

American Century(R) Small Cap Value     A*                American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Small Cap Value     Investor          American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Small Company       A*                American Century(R) Quantitative     American Century(R) Investment
                                                          Equity Funds, Inc.                   Management, Inc.

American Century(R) Strategic           A*                American Century(R) Strategic        American Century(R) Investment
Allocation: Aggressive                                    Asset Allocations, Inc.              Management, Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic           Investor          American Century(R) Strategic        American Century(R) Investment
Allocation: Aggressive                                    Asset Allocations, Inc.              Management, Inc.

American Century(R) Strategic           A*                American Century(R) Strategic        American Century(R) Investment
Allocation: Conservative                                  Asset Allocations, Inc.              Management, Inc.

American Century(R) Strategic           Investor          American Century(R) Strategic        American Century(R) Investment
Allocation: Conservative                                  Asset Allocations, Inc.              Management, Inc.

American Century(R) Strategic           A*                American Century(R) Strategic        American Century(R)Investment
Allocation: Moderate                                      Asset Allocations, Inc.              Management, Inc.

American Century(R) Strategic           Investor          American Century(R) Strategic        American Century(R) Investment
Allocation: Moderate                                      Asset Allocations, Inc.              Management, Inc.

American Century(R) Ultra(R)            A*                American Century(R) Mutual           American Century(R) Investment
                                                          Funds, Inc.                          Management, Inc.

American Century(R) Ultra(R)            Investor          American Century(R) Mutual           American Century(R) Investment
                                                          Funds, Inc.                          Management, Inc.

American Century(R) Value               A*                American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) Value               Investor          American Century(R) Investments      American Century(R) Investment
                                                                                               Management, Inc.

American Century(R) VP Capital          I                 American Century(R) Investments      American Century(R) Investment
Appreciation                                                                                   Management, Inc.

American Funds(R) AMCAP                 R3                American Funds(R)                    Capital Research and
                                                                                               Management Company

American Funds(R) AMCAP                 R4                American Funds(R)                    Capital Research and
                                                                                               Management Company

American Funds(R) American              R3                American Funds(R)                    Capital Research and
Balanced                                                                                       Management Company

American Funds(R) American              R4                American Funds(R)                    Capital Research and
Balanced                                                                                       Management Company

American Funds(R) American High         R3                American Funds(R)                    Capital Research and
Income Trust                                                                                   Management Company

American Funds(R) American High         R4                American Funds(R)                    Capital Research and
Income Trust                                                                                   Management Company

American Funds(R) Capital World         R3                American Funds(R)                    Capital Research and
Growth & Income                                                                                Management Company

American Funds(R) Capital World         R4                American Funds(R)                    Capital Research and
Growth & Income                                                                                Management Company

American Funds(R) EuroPacific           R3                American Funds(R)                    Capital Research and
Growth Fund                                                                                    Management Company

American Funds(R) EuroPacific           R4                American Funds(R)                    Capital Research and
Growth Fund                                                                                    Management Company

American Funds(R) EuroPacific           R5                American Funds(R)                    Capital Research and
Growth Fund                                                                                    Management Company




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Fundamental           R3                American Funds(R)                    Capital Research and
Investors                                                                                      Management Company

American Funds(R) Fundamental           R4                American Funds(R)                    Capital Research and
Investors                                                                                      Management Company

American Funds(R) Growth Fund of        R3                American Funds(R)                    Capital Research and
America                                                                                        Management Company

American Funds(R) Growth Fund of        R4                American Funds(R)                    Capital Research and
America                                                                                        Management Company

American Funds(R) Intermediate          R3                American Funds(R)                    Capital Research and
Bond Fund of America(R)                                                                        Management Company

American Funds(R) Intermediate          R4                American Funds(R)                    Capital Research and
Bond Fund of America(R)                                                                        Management Company

American Funds(R) New Perspective       R3                American Funds(R)                    Capital Research and
Fund                                                                                           Management Company

American Funds(R) New Perspective       R4                American Funds(R)                    Capital Research and
Fund                                                                                           Management Company

American Funds(R) New World Fund        R3                American Funds(R)                    Capital Research and
                                                                                               Management Company

American Funds(R) New World Fund        R4                American Funds(R)                    Capital Research and
                                                                                               Management Company

American Funds(R) SMALLCAP World        R3                American Funds(R)                    Capital Research and
Fund                                                                                           Management Company

American Funds(R) SMALLCAP World        R4                American Funds(R)                    Capital Research and
Fund                                                                                           Management Company

American Funds(R) Washington            R3                American Funds(R)                    Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds(R) Washington            R4                American Funds(R)                    Capital Research and
Mutual Investors Fund                                                                          Management Company

Ariel Appreciation Fund                 Investor          Ariel Mutual Funds, Inc.             Ariel Investments, LLC

Ariel Fund                              Investor          Ariel Mutual Funds, Inc.             Ariel Investments, LLC

BlackRock Equity Dividend Fund          Institutional     BlackRock Equity Dividend Fund       BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     BlackRock Global Allocation          BlackRock Advisors LLC
                                                          Fund, Inc.

BlackRock Global Allocation Fund        Retirement        BlackRock Global Allocation          BlackRock Advisors LLC
                                                          Fund, Inc.

BlackRock GNMA Portfolio                Service           BlackRock GNMA Fund                  BlackRock Advisors LLC

BlackRock Small Cap Growth Equity       Institutional     BlackRock Funds Equity               BlackRock Advisors LLC
Portfolio                                                 Portfolios

BMO Mid-Cap Growth Fund                 Y                 BMO Funds, Inc.                      BMO Asset Management Corp.

BMO Mid-Cap Value Fund                  Y                 BMO Funds, Inc.                      BMO Asset Management Corp.

BMO Small-Cap Growth Fund               Y                 BMO Funds, Inc.                      BMO Asset Management Corp.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                          CLASS
INVESTMENT ACCOUNTS AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIOS             IF ANY(1)      FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Calvert Equity Portfolio                  A*             Calvert Social Investment Fund       Calvert Investment Management,
                                                                                              Inc.

Calvert Income Fund                       A*             Calvert Income Funds                 Calvert Investment Management,
                                                                                              Inc.

Calvert Small Cap Fund                    A*             Calvert Sustainable Investment       Calvert Investment Management,
                                                         Fund                                 Inc.

Calvert VP SRI Mid-Cap Growth                            Calvert Variable Series, Inc.        Calvert Investment Management,
                                                                                              Inc.

ClearBridge Aggressive Growth             FI             Legg Mason Funds                     Legg Mason Partners Fund
Fund                                                                                          Advisor, LLC

ClearBridge Aggressive Growth             Retirement     Legg Mason Funds                     Legg Mason Partners Fund
Fund                                                                                          Advisor, LLC

ClearBridge Appreciation Fund             FI             Legg Mason Funds                     Legg Mason Partners Fund
                                                                                              Advisor, LLC

ClearBridge Appreciation Fund             Retirement     Legg Mason Funds                     Legg Mason Partners Fund
                                                                                              Advisor, LLC

Columbia Acorn International Fund         A*             Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Acorn International Fund         R4             Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Acorn International Fund         Z              Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Emerging Markets Bond            A*             Columbia Emerging Markets            Columbia Management
Fund                                                     Fund                                 Investment Advisers, LLC

Columbia Emerging Markets Bond            Z              Columbia Emerging Markets            Columbia Management
Fund                                                     Fund                                 Investment Advisers, LLC

Columbia Mid Cap Index Fund               A*             Columbia Mid Cap Index Fund          Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Multi-Advisor Small Cap          A*             Columbia MultiAdvisor Small          Columbia Management
Value                                                    Cap Value                            Investment Advisers, LLC

Columbia Multi-Advisor Small Cap          R4             Columbia MultiAdvisor Small          Columbia Management
Value                                                    Cap Value                            Investment Advisers, LLC

Columbia Multi-Advisor Small Cap          Z              Columbia MultiAdvisor Small          Columbia Management
Value                                                    Cap Value                            Investment Advisers, LLC

Columbia Seligman Comms &                 A*             Columbia Seligman                    Columbia Management
Information                                              Communications & Information         Investment Advisers, LLC

Columbia Seligman Comms &                 R4             Columbia Seligman                    Columbia Management
Information                                              Communications & Information         Investment Advisers, LLC

Columbia Seligman Comms &                 Z              Columbia Seligman                    Columbia Management
Information                                              Communications & Information         Investment Advisers, LLC

Columbia Small Cap Index Fund             A*             Columbia Small Cap Index Fund        Columbia Management
                                                                                              Investment Advisers, LLC

CRM Mid Cap Value                         Investor       CRM Funds                            Cramer Rosenthal McGlynn, LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
CRM Small Cap Value                     Investor          CRM Funds                            Cramer Rosenthal McGlynn, LLC

DFA Emerging Markets Value              R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Allocation 25/75             R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Allocation 60/40             R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Equity                       R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA International Value                 R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA US Targeted Value                   R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DWS Alternative Asset Allocation        A*                DWS Alternative Asset Allocation     Deutsche Inv Mgmt Americas Inc
Fund                                                      Plus Fund

DWS Alternative Asset Allocation        S                 DWS Alternative Asset Allocation     Deutsche Inv Mgmt Americas Inc
Fund                                                      Plus Fund

DWS Large Cap Value                     A*                DWS Value Series, Inc.               Deutsche Inv Mgmt Americas Inc

DWS Large Cap Value                     S                 DWS Value Series, Inc.               Deutsche Inv Mgmt Americas Inc

DWS Mid Cap Value                       A*                DWS Mid Cap Value Fund               Deutsche Inv Mgmt Americas Inc

DWS Mid Cap Value                       S                 DWS Mid Cap Value Fund               Deutsche Inv Mgmt Americas Inc

DWS RREEF Real Estate Securities        A*                DWS Investments                      Deutsche Inv Mgmt Americas Inc

DWS RREEF Real Estate Securities        S                 DWS Investments                      Deutsche Inv Mgmt Americas Inc

DWS Small Cap Value                     A*                DWS Small Cap Value Fund             Deutsche Inv Mgmt Americas Inc

DWS Small Cap Value                     S                 DWS Small Cap Value Fund             Deutsche Inv Mgmt Americas Inc

DWS Strategic Government                A*                DWS Investments                      Deutsche Inv Mgmt Americas Inc
Securities

DWS Strategic Government                S                 DWS Investments                      Deutsche Inv Mgmt Americas Inc
Securities

Fidelity Advisor(R) Freedom 2010        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2010        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2015        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2015        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2020        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2020        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor(R) Freedom 2025        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2025        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2030        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2030        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2035        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2035        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2040        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2040        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2045        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2045        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2050        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2050        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2055        A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom 2055        T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom Income      A*                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Freedom Income      T                 Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fund(R)

Fidelity Advisor(R) Diversified         T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
International                                                                                  Company

Fidelity Advisor(R) Diversified Stock   Institutional     Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Diversified Stock   T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Dividend Growth     T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Equity Growth       T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor(R) Equity Income       T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Growth & Income     T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Growth              T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Opportunities                                                                                  Company

Fidelity Advisor(R) International       T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Capital Appreciation                                                                           Company

Fidelity Advisor(R) Leveraged           A*                Fidelity(R) Advisor Funds            Fidelity Management & Research
Company Stock                                                                                  Company

Fidelity Advisor(R) Leveraged           T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Company Stock                                                                                  Company

Fidelity Advisor(R) New Insights        A*                Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) New Insights        T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Overseas            T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Real Estate         A*                Fidelity(R) Advisor Funds            Fidelity SelectCo, LLC

Fidelity Advisor(R) Real Estate         T                 Fidelity(R) Advisor Funds            Fidelity SelectCo, LLC

Fidelity Advisor(R) Small Cap           A*                Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Small Cap           T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Stock Selector Mid  T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Cap                                                                                            Company

Fidelity Advisor(R) Strategic Income    A*                Fidelity(R) Advisor Funds            Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor(R) Total Bond Fund     Institutional     Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Total Bond Fund     T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Value Fund          A*                Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor(R) Value Fund          T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
                                                                                               Company

Fidelity VIP Asset Manager Portfolio    Initial           Fidelity(R) Variable Insurance       Fidelity SelectCo, LLC
                                                          Products Fund

Fidelity VIP Contrafund Portfolio       Initial           Fidelity(R) Variable Insurance       Fidelity Management & Research
                                                          Products Fund                        Company

Fidelity VIP Equity-Income Portfolio    Initial           Fidelity(R) Variable Insurance       Fidelity Management & Research
                                                          Products Fund                        Company




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio           Initial           Fidelity(R) Variable Insurance       Fidelity Management & Research
                                                          Products Fund                        Company

Fidelity VIP High Income Portfolio      Initial           Fidelity(R) Variable Insurance       Fidelity Management & Research
                                                          Products Fund                        Company

Fidelity VIP Overseas Portfolio         Initial           Fidelity(R) Variable Insurance       Fidelity Management & Research
                                                          Products Fund                        Company

Fidelity Advisor(R) Stock Selector All  T                 Fidelity(R) Advisor Funds            Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor(R) Strategic           Institutional     Fidelity(R) Strategic Dividend &     Fidelity Management & Research
Dividend & Income(R)                                      Income(R) Fund                       Company

Fidelity Advisor(R) Strategic           T                 Fidelity(R) Strategic Dividend &     Fidelity Management & Research
Dividend & Income(R)                                      Income(R) Fund                       Company

Franklin Flex Cap Growth                Retirement        Franklin Strategic Series            Franklin Advisers, Inc.

Franklin Growth Series Fund             A*                Franklin Custodian Funds             Franklin Advisers, Inc.

Franklin Growth Series Fund             Retirement        Franklin Custodian Funds             Franklin Advisers, Inc.

Franklin Income Fund                    Advisor           Franklin Custodian Funds             Franklin Advisers, Inc.

Franklin Income Fund                    Retirement        Franklin Custodian Funds             Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 Franklin Mutual Series Fund          Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        Z                 Franklin Mutual Series Fund          Franklin Mutual Advisers, LLC
Fund

Franklin Small Cap Value Fund           A*                Franklin Value Investors Trust       Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           Retirement        Franklin Value Investors Trust       Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           Retirement        Franklin Strategic Series            Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Franklin Strategic Income Fund       Franklin Advisers, Inc.

Franklin Strategic Income Fund          Retirement        Franklin Strategic Income Fund       Franklin Advisers, Inc.

Goldman Sachs Growth                    IR                Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                        Equity Growth Funds                  Management, L.P.

Goldman Sachs Growth                    Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                        Equity Growth Funds                  Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Goldman Sachs Fund of Funds          Goldman Sachs Asset
Portfolio                                                 Portfolios                           Management, L.P.

Goldman Sachs Growth Strategy           Service           Goldman Sachs Fund of Funds          Goldman Sachs Asset
Portfolio                                                 Portfolios                           Management, L.P.

Goldman Sachs International Equity      Institutional     Goldman Sachs Structured             Goldman Sachs Asset
Insights (Formerly Goldman Sachs                          International Equity Funds           Management, L.P.
Structured International Equity)

Goldman Sachs International Equity      Service           Goldman Sachs Structured             Goldman Sachs Asset
Insights (Formerly Goldman Sachs                          International Equity Funds           Management, L.P.
Structured International Equity)




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value             Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Value Funds                   Management, L.P.

Goldman Sachs Mid Cap Value             Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Value Funds                   Management, L.P.

Goldman Sachs Satellite Strategies      IR                Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Growth Funds                  Management, L.P.

Goldman Sachs Satellite Strategies      Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Growth Funds                  Management, L.P.

Goldman Sachs Small Cap Value           Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
                                                          Equity Value Funds                   Management, L.P.

Goldman Sachs Small Cap Value           Service           Goldman Sachs Fundamental            Goldman Sachs Asset
                                                          Equity Value Funds                   Management, L.P.

Goldman Sachs Technology                Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
Tollkeeper                                                Equity Growth Funds                  Management, L.P.

Goldman Sachs Technology                Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Tollkeeper                                                Equity Growth Funds                  Management, L.P.

Henssler Equity Fund                    Institutional     The Henssler Funds, Inc.             Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          The Henssler Funds, Inc.             Henssler Asset Management, LLC

Invesco American Franchise              A*                Invesco American Franchise           Invesco Advisers, Inc.
                                                          Fund

Invesco Comstock                        A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Comstock                        Retirement        Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Energy Fund                     A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Energy Fund                     Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Global Low Volatility Equity    A*                Invesco Growth Series                Invesco Advisers, Inc.
Yield (Formerly Invesco Global
Quantitative Core Fund)

Invesco Global Low Volatility Equity    Retirement        Invesco Growth Series                Invesco Advisers, Inc.
Yield (Formerly Invesco Global
Quantitative Core Fund)

Invesco International Growth Fund       R5                Invesco International Growth         Invesco Advisers, Inc.
                                                          Fund

Invesco International Growth Fund       Retirement        Invesco International Growth         Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Core Equity Fund        A*                Invesco Growth Series                Invesco Advisers, Inc.





(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Growth Fund             A                 Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Growth Fund             Retirement        Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Growth Fund             Retirement        Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Small Cap Growth Fund           A*                Invesco Growth Series                Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           Retirement        Invesco Growth Series                Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Value Opportunities             A*                Invesco Value Opportunities          Invesco Advisers, Inc.
                                                          Fund

Invesco Value Opportunities             Retirement        Invesco Value Opportunities          Invesco Advisers, Inc.
                                                          Fund

Ivy Asset Strategy Fund                 Retirement        Ivy Funds                            Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Ivy Funds                            Ivy Investment Management Co

Ivy Balanced Fund                       Retirement        Ivy Funds                            Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Ivy Funds                            Ivy Investment Management Co

Ivy High Income Fund                    Retirement        Ivy Funds                            Ivy Investment Management Co

Ivy High Income Fund                    Y                 Ivy Funds                            Ivy Investment Management Co

Janus Aspen Balanced Portfolio          S                 Janus Investment Fund                Janus Capital Management LLC

Janus Aspen Flexible Bond Portfolio     Institutional     Janus Aspen Series                   Janus Capital Management LLC

Janus Aspen Global Research             Institutional     Janus Aspen Series                   Janus Capital Management LLC
Portfolio (Formerly Janus Aspen
Worldwide Growth Portfolio)

Janus Aspen Perkins Mid Cap Value       S                 Janus Adviser Series                 Janus Capital Management LLC

Janus Balanced Fund                     Retirement        Janus Investment Fund                Janus Capital Management LLC

Janus Forty Fund                        A*                Janus Adviser Series                 Janus Capital Management LLC

Janus Forty Fund                        Retirement        Janus Adviser Series                 Janus Capital Management LLC

Janus Growth and Income Fund            Retirement        Janus Adviser Series                 Janus Capital Management LLC

Janus INTECH U.S. Growth Fund           S                 Janus Investment Fund                Janus Capital Management LLC

Janus Perkins Mid Cap Value Fund        A*                Janus Adviser Series                 Janus Capital Management LLC

Janus Perkins Mid Cap Value Fund        Retirement        Janus Adviser Series                 Janus Capital Management LLC

Janus Perkins Small Capital Value       S                 Janus Adviser Series                 Janus Capital Management LLC
Fund

Legg Mason BW Global                    FI                Legg Mason Funds                     Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Legg Mason BW Global                    Retirement        Legg Mason Funds                     Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend         A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         Retirement        Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Developing Growth           A*                Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Developing Growth           P                 Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Developing Growth           R3                Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Fundamental Equity          A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Fundamental Equity          R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Growth Opportunities        A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        P                 Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett Mid Cap Stock Fund          P                 Lord Abbett Mid-Cap Value, Inc.      Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          R3                Lord Abbett Mid-Cap Value, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        Institutional     Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        P                 Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Value Opportunities         A*                Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         P                 Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         R3                Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund

Managers Cadence Capital                Investor          Managers Funds                       Managers Investment Group LLC
Appreciation Fund

Managers Cadence Mid Cap Fund           Investor          Managers Funds                       Managers Investment Group LLC

Managers Cadence Mid Cap Fund           S                 Managers Funds                       Managers Investment Group LLC

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Conservative Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Moderate Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Maximum Term Series




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Debt Fund       R2                MFS(R) Emerging Markets Debt         Massachusetts Financial Services
                                                          Fund                                 Co

MFS(R) Emerging Markets Debt Fund       R3                MFS(R) Emerging Markets Debt         Massachusetts Financial Services
                                                          Fund                                 Co

MFS(R) International New Discovery      A*                MFS(R) International New             Massachusetts Financial Services
Fund                                                      Discovery Fund                       Co

MFS(R) International New Discovery      R2                MFS(R) International New             Massachusetts Financial Services
Fund                                                      Discovery Fund                       Co

MFS(R) International Value Fund         R2                MFS(R) International Value Fund      Massachusetts Financial Services
                                                                                               Co

MFS(R) International Value Fund         R3                MFS(R) International Value Fund      Massachusetts Financial Services
                                                                                               Co

MFS(R) Massachusetts Investors          R2                MFS(R) Massachusetts Investors       Massachusetts Financial Services
Growth Stock Fund                                         Growth Stock Fund                    Co

MFS(R) Massachusetts Investors          R3                MFS(R) Massachusetts Investors       Massachusetts Financial Services
Growth Stock Fund                                         Growth Stock Fund                    Co

MFS(R) Mid Cap Growth Fund              A*                MFS(R) Mid Cap Growth Fund           Massachusetts Financial Services
                                                                                               Co

MFS(R) New Discovery Fund               R2                MFS(R) New Discovery Fund            Massachusetts Financial Services
                                                                                               Co

MFS(R) New Discovery Fund               R3                MFS(R) New Discovery Fund            Massachusetts Financial Services
                                                                                               Co

MFS(R) Utilities Fund                   R2                MFS(R) Utilities Fund                Massachusetts Financial Services
                                                                                               Co

MFS(R) Utilities Fund                   R3                MFS(R) Utilities Fund                Massachusetts Financial Services
                                                                                               Co

MFS(R) Value Fund                       A*                MFS(R) Value Fund                    Massachusetts Financial Services
                                                                                               Co

Neuberger Berman Emerging               A                 Neuberger Berman Equity Funds        Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Emerging               R3                Neuberger Berman Equity Funds        Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Focus Fund             Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
                                                                                               LLC

Neuberger Berman Large Cap Value        Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
                                                                                               LLC

Neuberger Berman Small Cap              A*                Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              Retirement        Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Northern Small Cap Value Fund           A*                Northern Small Cap Value             Northern Trust Investments Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Nuveen Mid Cap Growth                   A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Growth                   R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Index Fund               R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Index                  R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Value Fund             A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Value Fund             R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       A*                Nuveen Asset Allocation Funds        Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       R3                Nuveen Asset Allocation Funds        Nuveen Fund Advisors, LLC.

Oakmark Equity and Income Fund          A*                Oakmark                              Harris Associates L.P.

OneAmerica Asset Director               Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Asset Director               O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Investment Grade             Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
Bond                                                                                           LLC

OneAmerica Investment Grade             O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
Bond                                                                                           LLC

OneAmerica Money Market                 Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Money Market                 O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Socially Responsive          Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Socially Responsive          O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Value                        Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Value                        O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

Oppenheimer Developing Markets          A*                OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer Developing Markets          N                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets          Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer Global Fund                 A*                OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Fund                 N                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Fund                 Y                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Opportunities        A*                OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Opportunities        N                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Opportunities        Y                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Global Strategic            A*                OppenheimerFunds(R)                  OFI Global Asset Management
Income

Oppenheimer Global Strategic            N                 OppenheimerFunds(R)                  OFI Global Asset Management
Income

Oppenheimer Global Strategic            Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Income

Oppenheimer Gold & Special              A*                OppenheimerFunds(R)                  OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              N                 OppenheimerFunds(R)                  OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Minerals Fund

Oppenheimer International Bond          A*                OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Bond          N                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Bond          Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Growth        A*                OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Growth        N                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Growth        Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Fund

Oppenheimer International Small         A*                OppenheimerFunds(R)                  OFI Global Asset Management
Company Fund

Oppenheimer International Small         N                 OppenheimerFunds(R)                  OFI Global Asset Management
Company Fund

Oppenheimer International Small         Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Company Fund

Oppenheimer Main Street Select          A*                OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Main Street Select          N                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Main Street Select          Y                 OppenheimerFunds(R)                  OFI Global Asset Management




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small &         A*                OppenheimerFunds(R)                  OFI Global Asset Management
Mid Cap

Oppenheimer Main Street Small &         N                 OppenheimerFunds(R)                  OFI Global Asset Management
Mid Cap

Oppenheimer Main Street Small &         Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Mid Cap

Oppenheimer Small & Mid Cap             A*                OppenheimerFunds(R)                  OFI Global Asset Management
Value Fund

Oppenheimer Small & Mid Cap             N                 OppenheimerFunds(R)                  OFI Global Asset Management
Value Fund

Oppenheimer Small & Mid Cap             Y                 OppenheimerFunds(R)                  OFI Global Asset Management
Value Fund

Oppenheimer Value Fund                  A*                OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Value Fund                  N                 OppenheimerFunds(R)                  OFI Global Asset Management

Oppenheimer Value Fund                  Y                 OppenheimerFunds(R)                  OFI Global Asset Management

Parnassus Equity Income Portfolio       Investor          The Parnassus Funds                  Parnassus Investments

Parnassus Fund                          No Load           The Parnassus Funds                  Parnassus Investments

Parnassus Mid Cap Fund                  No Load           The Parnassus Funds                  Parnassus Investments

Parnassus Small Cap Fund                No Load           The Parnassus Funds                  Parnassus Investments

Pax World Balanced Fund                 Investor          Pax World Mutual Funds               Pax World Management LLC

Pax World Balanced Fund                 Retirement        Pax World Mutual Funds               Pax World Management LLC

Pax World Global Environmental          Investor          Pax World Mutual Funds               Pax World Management LLC
Markets Fund

Pax World Global Environmental          Retirement        Pax World Mutual Funds               Pax World Management LLC
Markets Fund

Payden Emerging Markets Bond            No Load           Payden Mutual Funds                  Payden & Rygel

Payden/Kravitz Cash Balance Plan        Advisor           Payden Mutual Funds                  Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Payden/Kravitz Cash Balance Plan        Retirement        Payden Mutual Funds                  Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

PIMCO All Asset Fund                    Administrative    PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO All Asset Fund                    Retirement        PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Commodity Real Return             Administrative    PIMCO Funds                          PIMCO
Strategy

PIMCO Commodity Real Return             Retirement        PIMCO Funds                          PIMCO
Strategy

PIMCO High Yield                        Administrative    PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO High Yield                        Retirement        PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Income Fund                       Administrative    PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Income Fund                       Retirement        PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Real Return Fund                  Administrative    PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Real Return Fund                  Retirement        PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Total Return Fund                 Administrative    PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

PIMCO Total Return Fund                 Retirement        PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pioneer Bond Fund                       A*                Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc

Pioneer Bond Fund                       Retirement        Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc

Pioneer Bond Fund                       Y                 Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc

Pioneer Dynamic Credit                  A*                Pioneer Dynamic Credit Fund          Pioneer Investment Management
                                                                                               Inc

Pioneer Dynamic Credit                  Y                 Pioneer Dynamic Credit Fund          Pioneer Investment Management
                                                                                               Inc

Pioneer Emerging Markets Fund           A*                Pioneer Emerging Markets Fund        Pioneer Investment Management
                                                                                               Inc

Pioneer Emerging Markets Fund           Y                 Pioneer Emerging Markets Fund        Pioneer Investment Management
                                                                                               Inc

Pioneer Equity Income                   A*                Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Equity Income                   Retirement        Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Equity Income                   Y                 Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Fund                            A*                Pioneer Fund                         Pioneer Investment Management
                                                                                               Inc

Pioneer Fund                            Retirement        Pioneer Fund                         Pioneer Investment Management
                                                                                               Inc

Pioneer Fund VCT Portfolio              I                 Pioneer Variable Life Contracts      Pioneer Investment Management
                                                          Trust                                Inc

Pioneer Fundamental Growth Fund         A*                Pioneer Fundamental Growth           Pioneer Investment Management
                                                          Fund                                 Inc

Pioneer Fundamental Growth Fund         Y                 Pioneer Fundamental Growth           Pioneer Investment Management
                                                          Fund                                 Inc

Pioneer High Yield Fund                 A*                Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield Fund                 Retirement        Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc

Pioneer High Yield Fund                 Y                 Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc

Pioneer Mid Cap Value Fund              A*                Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Mid Cap Value Fund              Retirement        Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Mid Cap Value Fund              Y                 Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc

Pioneer Oak Ridge Large Cap             A*                Pioneer Oak Ridge Large Cap          Pioneer Investment Management
Growth Fund                                               Growth Fund                          Inc

Pioneer Oak Ridge Large Cap             Retirement        Pioneer Oak Ridge Large Cap          Pioneer Investment Management
Growth Fund                                               Growth Fund                          Inc

Pioneer Oak Ridge Large Cap             Y                 Pioneer Oak Ridge Large Cap          Pioneer Investment Management
Growth Fund                                               Growth Fund                          Inc

Pioneer Oak Ridge Small Cap             A*                Pioneer Oak Ridge Small Cap          Pioneer Investment Management
Growth Fund                                               Growth Fund                          Inc

Pioneer Oak Ridge Small Cap             Y                 Pioneer Oak Ridge Small Cap          Pioneer Investment Management
Growth Fund                                               Growth Fund                          Inc

Pioneer Select Mid Cap Growth           A*                Pioneer Select Mid Cap Growth        Pioneer Investment Management
Fund (Formerly Pioneer Growth                             Fund                                 Inc
Opportunities Fund)

Pioneer Select Mid Cap Growth VCT       I                 Pioneer Select Mid Cap Growth        Pioneer Investment Management
Portfolio (Formerly Pioneer VCT                           Fund                                 Inc
Growth Opportunities)

Pioneer Strategic Income Fund           A*                Pioneer Strategic Income Fund        Pioneer Investment Management
                                                                                               Inc

Pioneer Strategic Income Fund           Z                 Pioneer Strategic Income Fund        Pioneer Investment Management
                                                                                               Inc

Prudential Financial Services           A*                Prudential Financial Services        Prudential Investments LLC
                                                          Fund

Prudential Financial Services           Z                 Prudential Financial Services        Prudential Investments LLC
                                                          Fund

Prudential Global Real Estate Fund      A*                Prudential Global Real Estate        Prudential Investments LLC
                                                          Fund

Prudential Global Real Estate Fund      Z                 Prudential Global Real Estate        Prudential Investments LLC
                                                          Fund

Prudential High Yield Fund              A*                Prudential High Yield Fund           Prudential Investments LLC

Prudential High Yield Fund              Z                 Prudential High Yield Fund           Prudential Investments LLC

Prudential Jennison 20/20 Focus         A*                Prudential Jennison 20/20 Focus      Prudential Investments LLC
                                                          Fund

Prudential Jennison 20/20 Focus         Z                 Prudential Jennison 20/20 Focus      Prudential Investments LLC
                                                          Fund




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Health Sciences     A*                Prudential Jennison Health           Prudential Investments LLC
                                                          Sciences Fund

Prudential Jennison Health Sciences     Z                 Prudential Jennison Health           Prudential Investments LLC
                                                          Sciences Fund

Prudential Jennison Mid Cap             A*                Prudential Jennison Mid-Cap          Prudential Investments LLC
Growth                                                    Growth Fund, Inc.

Prudential Jennison Mid Cap             Z                 Prudential Jennison Mid-Cap          Prudential Investments LLC
Growth                                                    Growth Fund, Inc.

Prudential Jennison Natural             A*                Prudential Jennison Natural          Prudential Investments LLC
Resources                                                 Resources Fund

Prudential Jennison Natural             Z                 Prudential Jennison Natural          Prudential Investments LLC
Resources                                                 Resources Fund

Prudential Jennison Small Company       A*                Prudential Jennison Small            Prudential Investments LLC
                                                          Company Fund

Prudential Jennison Small Company       Z                 Prudential Jennison Small            Prudential Investments LLC
                                                          Company Fund

Prudential Total Return Bond            A*                Prudential Total Return Bond         Prudential Investments LLC
                                                          Fund

Prudential Total Return Bond            Z                 Prudential Total Return Bond         Prudential Investments LLC
                                                          Fund

RidgeWorth High Income Fund             A*                RidgeWorth Funds                     RidgeWorth Investments

RidgeWorth High Income Fund             Retirement        RidgeWorth Funds                     RidgeWorth Investments

RidgeWorth Large Cap Value Equity       A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Large Cap Value Equity       Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Mid Cap Value Equity         A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Mid Cap Value Equity         Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Small Cap Value Equity       A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Small Cap Value Equity       Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

RidgeWorth Total Return Bond Fund       A*                RidgeWorth Funds                     RidgeWorth Investments

RidgeWorth Total Return Bond Fund       Retirement        RidgeWorth Funds                     RidgeWorth Investments

Russell Commodity Strategies            S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Emerging Markets                S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Equity Fund              S                 Russell Funds                        Russell Investment Management
                                                                                               Co




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Russell Global Infrastructure Fund      S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Opportunistic Credit     S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Real Estate Securities   S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell International Developed         S                 Russell Funds                        Russell Investment Management
Markets                                                                                        Co

Russell Investment Grade Bond           S                 Russell Funds                        Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2015 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2015 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2020 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2020 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2025 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2025 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2030 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2030 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2035 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2035 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2040 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2040 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2045 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2045 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2050 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2050 Strategy        R3                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2055 Strategy        R1                LifePoints(R) Funds Target Date      Russell Investment Management
Fund                                                      Series                               Co




(1) Please refer to the Fund prospectus for a description of the class designation.



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

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                  INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints 2055 Strategy        R3                LifePoints(R) Funds Target Date       Russell Investment Management
Fund                                                      Series                                Co

Russell LifePoints Balanced Strategy    R1                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Fund                                                      Series                                Co

Russell LifePoints Balanced Strategy    R3                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Fund                                                      Series                                Co

Russell Lifepoints Conservative         R1                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Strategy Fund                                             Series                                Co

Russell Lifepoints Conservative         R3                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Strategy Fund                                             Series                                Co

Russell LifePoints Equity Growth        R1                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Strategy Fund                                             Series                                Co

Russell LifePoints Equity Growth        R3                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Strategy Fund                                             Series                                Co

Russell LifePoints Growth Strategy      R1                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Fund                                                      Series                                Co

Russell LifePoints Growth Strategy      R3                LifePoints(R) Funds Target Portfolio  Russell Investment Management
Fund                                                      Series                                Co

Russell LifePoints In Retirement        R1                LifePoints(R) Funds Target Date       Russell Investment Management
Fund                                                      Series                                Co

Russell LifePoints In Retirement        R3                LifePoints(R) Funds Target Date       Russell Investment Management
Fund                                                      Series                                Co

Russell Lifepoints Moderate Strategy    R1                LifePoints(R) Funds Target Date       Russell Investment Management
Fund                                                      Portfolio Series                      Co

Russell Lifepoints Moderate Strategy    R3                LifePoints(R) Funds Target Date       Russell Investment Management
Fund                                                      Portfolio Series                      Co

Russell Short Duration Bond             S                 Russell Funds                         Russell Investment Management
                                                                                                Co

Russell Strategic Bond Fund             S                 Russell Funds                         Russell Investment Management
                                                                                                Co

Russell U.S. Core Equity Fund           S                 Russell Funds                         Russell Investment Management
                                                                                                Co

Russell US Defensive Equity Fund        S                 Russell Funds                         Russell Investment Management
                                                                                                Co

Russell US Dynamic Equity Fund          S                 Russell Funds                         Russell Investment Management
                                                                                                Co

Russell US Small Cap Equity Fund        S                 Russell Funds                         Russell Investment Management
                                                                                                Co

State Street Equity 500 Index Fund      Administrative    StateStreet Institutional             SSgA Funds Management Inc
                                                          Investment Trust

State Street Equity 500 Index Fund      Retirement        StateStreet Institutional             SSgA Funds Management Inc
                                                          Investment Trust

Steward Global Equity Income Fund       Individual        Steward Funds                         Capstone Asset Management
                                                                                                Company




(1) Please refer to the Fund prospectus for a description of the class designation.



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

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Steward Large Cap Enhanced Index        Individual        Steward Funds                        Capstone Asset Management
Fund                                                                                           Company

Steward Small-Mid Cap Enhanced          Individual        Steward Funds                        Capstone Asset Management
Index                                                                                          Company

T. Rowe Price Blue Chip Growth          Retirement        T. Rowe Price Blue Chip Growth       T. Rowe Price Associates, Inc.
Fund                                                      Fund

T. Rowe Price Equity Income Fund        Retirement        T. Rowe Price Equity Income          T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Equity Income             Institutional     T. Rowe Price Equity Income          T. Rowe Price Associates, Inc.
Portfolio                                                 Portfolio

T. Rowe Price European Stock Fund       No Load           T. Rowe Price European Stock         T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Growth Stock Fund         Advisor           T. Rowe Price Growth Stock Fund      T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         Retirement        T. Rowe Price Growth Stock Fund      T. Rowe Price Associates, Inc.

T. Rowe Price International             Advisor           T. Rowe Price International          T. Rowe Price Associates, Inc.
Growth & Income                                           Grth & Inc

T. Rowe Price International             Retirement        T. Rowe Price International          T. Rowe Price Associates, Inc.
Growth & Income                                           Grth & Inc

T. Rowe Price International Stock       Retirement        T. Rowe Price International Stock    T. Rowe Price Associates, Inc.
Fund                                                      Fund

T. Rowe Price Mid Cap Growth Fund       Retirement        T. Rowe Price Mid Cap Growth         T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Mid Cap Value Fund        Advisor           T. Rowe Price Mid Cap Value          T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Mid Cap Value Fund        Retirement        T. Rowe Price Mid Cap Value          T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Retirement 2005 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2005 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2010 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2010 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2015 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2020 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2025 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2030 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2035 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2040 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2040 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2045 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2050 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2055 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2055 Fund      Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement Income         Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement Income         Retirement        T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

Templeton Foreign Fund                  A*                Templeton Foreign Fund               Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  Retirement        Templeton Foreign Fund               Templeton Global Advisors
                                                                                               Limited

Templeton Global Bond Fund              A*                Templeton Income Trust               Franklin Advisers, Inc.

Templeton Global Bond Fund              Retirement        Templeton Income Trust               Franklin Advisers, Inc.

Templeton Growth Fund                   A*                Templeton Growth Fund, Inc.          Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   Retirement        Templeton Growth Fund, Inc.          Templeton Global Advisors
                                                                                               Limited

Thornburg Core Growth Fund              R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth Fund              R5                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R5                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg Investment Income             R3                Thornburg Funds                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Investment Income             R5                Thornburg Funds                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Limited Term Income           R3                Thornburg Funds                      Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term US               R3                Thornburg Funds                      Thornburg Investment
Government Fund                                                                                Management, Inc.

Thornburg Value Fund                    R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

TIAA-CREF Bond Index Fund               Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Emerging Markets              Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Equity Index Fund

TIAA-CREF Growth & Income               Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF International Equity          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Index

TIAA-CREF Large-Cap Growth              Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Index

TIAA-CREF Large-Cap Value Index         Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Lifecycle Index 2010          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund




(1) Please refer to the Fund prospectus for a description of the class designation.



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
                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2055          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index Ret Inc       Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Social Choice Equity          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

Timothy Plan Conservative Growth        A*                The Timothy Plan(R)                  Timothy Partners, Ltd.
Fund

Timothy Plan Strategic Growth Fund      A*                The Timothy Plan(R)                  Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Touchstone Strategic Trust           Touchstone Advisors Inc
(Formerly Touchstone Strategic
Income Fund)

Touchstone Focused Fund                 A*                Touchstone Strategic Trust           Touchstone Advisors Inc

Touchstone Focused Fund                 Y                 Touchstone Strategic Trust           Touchstone Advisors Inc

Touchstone Growth Opportunities         A*                Touchstone Strategic Trust           Touchstone Advisors Inc
Fund

Touchstone Large Cap Growth Fund        A*                Touchstone Strategic Trust           Touchstone Advisors Inc

Touchstone Value Fund                   A*                Touchstone Strategic Trust           Touchstone Advisors Inc

Vanguard Short Term Federal Fund        Investor          Vanguard Fixed Income                Vanguard Group, Inc.

Vanguard VIF Small Company                                Vanguard Variable Insurance          Granahan Investment
Growth                                                    Fund                                 Management Inc; Vanguard
                                                                                               Group, Inc.;

Victory Established Value Fund          A*                Victory(R) Equity Funds              Victory Capital Management Inc.

Victory Established Value Fund          Retirement        Victory(R) Equity Funds              Victory Capital Management Inc.

Victory Small Company Opportunity       A*                Victory(R) Equity Funds              Victory Capital Management Inc.
Fund

Victory Small Company Opportunity       Retirement        Victory(R) Equity Funds              Victory Capital Management Inc.
Fund

Western Asset Core Plus Bond Fund       FI                Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       Retirement        Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



* Load Waived




Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections

"The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.



DEATH BENEFITS AND MULTIPLE BENEFICIARIES



Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.



ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some

Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER


An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge,shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.



CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                               8%

OPTIONAL FEES (APPLICABLE TO CERTAIN CONTRACTS)
Maximum Loan Initiation Fee(2)                                                                                            $     100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                     $       5
Maximum Charge for Non-Electronic Contributions                                                                           $   1,000
Maximum Distribution Fee(4)                                                                                               $      40
Maximum Contract Termination Individual Participant Check Fee(5)                                                          $     100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)                                                                                          $      50
Maximum Brokerage Window Fee(7)                                                                                           $     100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.


(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.


(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.


(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. No portion of these fees are retained by AUL.


(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, and other expenses*)                                                   0.20%                    2.82%


* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE


The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your contract at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,198                         $2,155                         $3,115                         $5,158



(2) If you annuitize at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $477                          $1,433                         $2,391                         $4,794



3) If you do not surrender your Contract:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $477                          $1,433                         $2,391                         $4,794



ADDITIONAL ASSUMPTIONS:


Annual M&E Charge:            1.25%
Maximum GMDB Option:          0.20%
Maximum Admin. Charge:        $50
Surrender Charges:            8% for years 1-5, 4% for years 6-10, 0% for years 11+
                              These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                              This is the maximum surrender charge scale imposed on such contracts.
                               For example, if the participant surrenders at the end of the fifth year, there will be a Surrender
                              Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2004 through December 31, 2013.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2013. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O
  BAND 125
   2013                                             $  5.08                       $ 5.93                      14,271,855
   2012                                                4.66                         5.08                      17,247,904
   2011                                                4.68                         4.66                      17,987,933
   2010                                                4.24                         4.68                      18,575,947
   2009                                                3.40                         4.24                      18,707,633
   2008                                                4.62                         3.40                      18,548,557
   2007                                                4.45                         4.62                      21,938,209
   2006                                                4.08                         4.45                      18,879,420
   2005                                                3.83                         4.08                      15,641,018
   2004                                                3.48                         3.83                      14,894,289

  BAND 0
   2013                                             $  2.03                       $ 2.40                       2,210,205
   2012                                                1.84                         2.03                       2,353,881
   2011                                                1.82                         1.84                       2,426,611
   2010                                                1.63                         1.82                       2,534,231

  BAND S
   2005                                             $  1.54                       $ 1.63                          74,923
   2004                                                1.40                         1.54                          49,468

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
  BAND 125
   2013                                             $  1.84                       $ 2.14                      10,367,756
   2012                                                1.69                         1.84                      10,803,920
   2011                                                1.71                         1.69                      10,146,496
   2010                                                1.55                         1.71                       8,725,992
   2009                                                1.25                         1.55                       7,470,761
   2008                                                1.70                         1.25                       5,115,585
   2007                                                1.64                         1.70                       3,412,279
   2006                                                1.52                         1.64                       1,815,170
   2005                                                1.55                         1.71                       8,725,992
   2004                                                1.25                         1.55                       7,470,761

  BAND 100
   2013                                             $  1.88                       $ 2.20                          31,983
   2012                                                1.73                         1.88                          24,216
   2011                                                1.74                         1.73                          17,807
   2010                                                1.58                         1.74                          19,462
   2009                                                1.26                         1.58                          12,620
   2008                                                1.72                         1.26                           5,468

  BAND 50
   2013                                             $  1.97                       $ 2.32                       1,007,449
   2012                                                1.80                         1.97                       1,080,960
   2011                                                1.80                         1.80                       1,161,183
   2010                                                1.63                         1.80                         743,174
   2009                                                1.30                         1.63                         571,136
   2008                                                1.76                         1.30                         573,237
   2007                                                1.69                         1.76                         605,736
   2006                                                1.55                         1.69                         578,466

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                               $  2.08                        $ 2.45                           566,478
   2012                                                  1.89                          2.08                           618,529
   2011                                                  1.88                          1.89                           465,123
   2010                                                  1.69                          1.88                           452,756
   2009                                                  1.34                          1.69                           347,480
   2008                                                  1.81                          1.34                           331,408
   2007                                                  1.72                          1.81                           248,218
   2006                                                  1.58                          1.72                           244,777
   2005                                                  1.43                          1.58                           726,297
   2004                                                  1.42                          1.43                           238,572

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O
  BAND 125
   2013                                               $  3.32                        $ 3.21                         5,385,313
   2012                                                  3.23                          3.32                         6,911,567
   2011                                                  3.04                          3.23                         7,163,965
   2010                                                  2.87                          3.04                         7,273,020
   2009                                                  2.52                          2.87                         6,703,963
   2008                                                  2.57                          2.52                         7,244,570
   2007                                                  2.45                          2.57                         7,662,171
   2006                                                  2.39                          2.45                         9,226,129
   2005                                                  2.37                          2.39                        12,343,459
   2004                                                  2.30                          2.37                        12,786,315

  BAND 0
   2013                                               $  1.83                        $ 1.79                           649,509
   2012                                                  1.76                          1.83                           580,480
   2011                                                  1.64                          1.76                           337,671
   2010                                                  1.53                          1.64                           264,380

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
  BAND 125
   2013                                               $  1.43                        $ 1.38                         1,397,125
   2012                                                  1.39                          1.43                         1,678,206
   2011                                                  1.32                          1.39                         1,767,731
   2010                                                  1.25                          1.32                         1,745,785
   2009                                                  1.10                          1.25                         1,479,523
   2008                                                  1.13                          1.10                           948,352
   2007                                                  1.08                          1.13                           898,512
   2006                                                  1.05                          1.08                           729,566

  BAND 100
   2013                                               $  1.46                        $ 1.41                            13,530
   2012                                                  1.42                          1.46                            13,285
   2011                                                  1.34                          1.42                            12,017
   2010                                                  1.27                          1.34                            13,890
   2009                                                  1.11                          1.27                            12,103
   2008                                                  1.14                          1.11                             4,593
   2007                                                  1.08                          1.14                             2,216

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                               $  1.53                        $ 1.49                           705,473
   2012                                                  1.48                          1.53                           771,350
   2011                                                  1.39                          1.48                           868,995
   2010                                                  1.31                          1.39                           688,254
   2009                                                  1.14                          1.31                           610,307
   2008                                                  1.16                          1.14                           535,444
   2007                                                  1.10                          1.16                           361,830
   2006                                                  1.07                          1.10                           306,017
   2005                                                  1.05                          1.07                           444,127
   2004                                                  1.02                          1.05                            80,102

  BAND 0
   2013                                               $  1.62                        $ 1.58                                 0
   2012                                                  1.56                          1.62                           220,124
   2011                                                  1.45                          1.56                           216,644
   2010                                                  1.36                          1.45                            19,980

ONEAMERICA MONEY MARKET PORTFOLIO - CLASS O
  BAND 125
   2013                                               $  1.51                        $ 1.49                        10,814,280
   2012                                                  1.53                          1.51                        13,238,087
   2011                                                  1.55                          1.53                        19,007,766
   2010                                                  1.56                          1.55                        18,565,789
   2009                                                  1.58                          1.56                        19,256,258
   2008                                                  1.57                          1.58                        22,252,629
   2007                                                  1.52                          1.57                        20,300,004
   2006                                                  1.47                          1.52                        20,083,807
   2005                                                  1.45                          1.47                        20,497,268
   2004                                                  1.45                          1.45                        21,247,118

  BAND 0
   2013                                               $  1.18                        $ 1.18                           225,395
   2012                                                  1.18                          1.18                            30,472
   2011                                                  1.18                          1.18                             9,382

ONEAMERICA MONEY MARKET PORTFOLIO - ADVISOR CLASS
  BAND 125
   2013                                               $  1.01                        $ 1.00                         5,778,840
   2012                                                  1.03                          1.01                         5,825,217
   2011                                                  1.04                          1.03                         5,202,807
   2010                                                  1.05                          1.04                         5,653,476
   2009                                                  1.07                          1.05                         5,342,158
   2008                                                  1.06                          1.07                         6,190,060
   2007                                                  1.03                          1.06                         3,019,859
   2006                                                  1.00                          1.03                         1,236,446

  BAND 100
   2013                                               $  1.04                        $ 1.30                           307,007
   2012                                                  1.05                          1.04                           182,205
   2011                                                  1.06                          1.05                           112,785
   2010                                                  1.07                          1.06                            74,866
   2009                                                  1.08                          1.07                            30,791
   2008                                                  1.07                          1.08                             7,317

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                             $  1.09                       $ 1.08                         290,678
   2012                                                1.09                         1.09                         214,137
   2011                                                1.10                         1.09                         152,014
   2010                                                1.10                         1.10                         127,368
   2009                                                1.11                         1.10                         110.109
   2008                                                1.09                         1.11                         174,240
   2007                                                1.05                         1.09                         429,722
   2006                                                1.01                         1.05                         427,976
   2005                                                0.98                         1.01                         394,611

  BAND 0
   2013                                             $  1.15                       $ 1.15                         131,751
   2012                                                1.15                         1.15                          95,861
   2011                                                1.15                         1.15                          65,497
   2010                                                1.15                         1.15                          39,450
   2009                                                1.15                         1.15                          19,597

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
  BAND 125
   2013                                             $  0.96                       $ 1.25                       1,280,803
   2012                                                0.88                         0.96                         451,121
   2011                                                0.92                         0.88                         456,376
   2010                                                0.84                         0.92                         431,117
   2009                                                0.65                         0.84                         409,816
   2008                                                1.04                         0.65                         323,432
   2007                                                1.02                         1.04                         934,786
   2006                                                1.00 (03/31/06)              1.02                         693,119

  BAND 25
   2013                                             $  1.03                       $ 1.35                               0
   2012                                                0.93                         1.03                               0
   2011                                                0.97                         0.93                               0
   2010                                                0.87                         0.97                         130,456
   2009                                                0.67                         0.87                         107,985
   2008                                                1.00 (05/01/08)              0.67                          51,129

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
  BAND 125
   2013                                             $  0.94                       $ 1.22                         622,503
   2012                                                0.86                         0.94                         590,411
   2011                                                0.91                         0.86                         570,709
   2010                                                0.83                         0.91                         590,109
   2009                                                0.64                         0.83                         461,841
   2008                                                1.03                         0.64                          92,328
   2007                                                1.01                         1.03                          39,600
   2006                                                1.00 (03/31/06)              1.01                              32

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $  0.96                       $ 1.24                          11,546
   2012                                                0.87                         0.96                           9,566
   2011                                                0.92                         0.87                           7,667
   2010                                                0.84                         0.92                           5,867
   2009                                                0.65                         0.84                           4,387
   2008                                                1.04                         0.65                           2,696
   2007                                                1.02                         1.04                            1.26
   2006                                                1.00 (03/31/06)              1.02                             555

  BAND 0
   2013                                             $  1.02                       $ 1.34                          12,815
   2012                                                0.93                         1.02                           1,653
   2011                                                0.96                         0.93                         171,028
   2010                                                0.87                         0.96                         219,890
   2009                                                0.66                         0.87                         227,967
   2008                                                1.06                         0.66                         233,697

ONEAMERICA VALUE PORTFOLIO - CLASS O
  BAND 125
   2013                                             $  6.07                       $ 7.93                       7,712,340
   2012                                                5.42                         6.07                       9,747,420
   2011                                                5.62                         5.42                      10,880,242
   2010                                                5.02                         5.62                      11,107,774
   2009                                                3.90                         5.02                      11,238,797
   2008                                                6.26                         3.90                      11,924,811
   2007                                                6.12                         6.26                      14,525,291
   2006                                                5.46                         6.12                      15,817,104
   2005                                                5.03                         5.46                      17,500,653
   2004                                                4.43                         5.03                      17,430,617

  BAND 25
   2013                                             $  6.66                       $ 8.79                               0
   2012                                                5.89                         6.66                               0
   2011                                                6.05                         5.89                               0
   2010                                                5.34                         6.05                          55,926
   2009                                                4.11                         5.34                          49,043
   2008                                                6.53                         4.11                          29,294

  BAND 0
   2013                                             $  1.94                       $ 2.57                               0
   2012                                                1.71                         1.94                         270,079
   2011                                                1.75                         1.71                         140,191
   2010                                                1.54                         1.75                         127,854

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND S
   2013                                               $ 37.04                        $48.76                            78,527
   2012                                                 32.84                         37.04                            87,115
   2011                                                 33.80                         32.84                            95,299
   2010                                                 29.92                         33.80                            98,038
   2009                                                 23.08                         29.92                           116,143
   2008                                                 36.77                         23.08                           114,523
   2007                                                 35.69                         36.77                           129,107
   2006                                                 31.59                         35.69                           151,386
   2005                                                 28.89                         31.59                           159,807
   2004                                                 25.21                         28.89                           177,832

ONEAMERICA VALUE - ADVISOR CLASS
  BAND 125
   2013                                               $  1.89                        $ 2.47                         2,660,702
   2012                                                  1.70                          1.89                         3,084,918
   2011                                                  1.76                          1.70                         3,114,402
   2010                                                  1.58                          1.76                         3,109,364
   2009                                                  1.23                          1.58                         3,013,295
   2008                                                  1.98                          1.23                         2,515,843
   2007                                                  1.94                          1.98                         2,706,754
   2006                                                  1.76                          1.94                         2,160,811

  BAND 100
   2013                                               $  1.94                        $ 2.53                           156,285
   2012                                                  1.73                          1.94                           147,251
   2011                                                  1.80                          1.73                           128,224
   2010                                                  1.60                          1.80                           115,556
   2009                                                  1.25                          1.60                             6,232
   2008                                                  2.00                          1.25                             3,852
   2007                                                  1.96                          2.00                               988

  BAND 50
   2013                                               $  2.03                        $ 2.66                           615,165
   2012                                                  1.81                          2.03                           620,540
   2011                                                  1.86                          1.81                           672,651
   2010                                                  1.65                          1.86                           640,094
   2009                                                  1.28                          1.65                           436,368
   2008                                                  2.05                          1.28                           383,363
   2007                                                  1.99                          2.05                           435,165
   2006                                                  1.77                          1.99                           445,204
   2005                                                  1.61                          1.77                           567,709
   2004                                                  1.30                          1.61                               119

  BAND 0
   2013                                               $  2.14                        $ 2.82                            72,008
   2012                                                  1.89                          2.14                           144,759
   2011                                                  1.94                          1.89                           156,802
   2010                                                  1.72                          1.94                           150,521
   2009                                                  1.32                          1.72                            96,330
   2008                                                  2.10                          1.32                            78,347
   2007                                                  2.04                          2.10                           355,056

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2013                                             $   1.08                      $  1.23                       1,122,539
    2012                                                 1.03                         1.08                       1,338,041
    2011                                                 1.04                         1.03                       1,520,882
    2010                                                 0.96                         1.04                       1,687,503
    2009                                                 0.75                         0.96                       1,706,404
    2008                                                 1.11                         0.75                       1,653,604
    2007                                                 1.00                         1.11                       1,798,815
    2006                                                 0.97                         1.00                       2,711,777
    2005                                                 0.90                         0.97                       5,309,729
    2004                                                 0.80                         0.90                       5,608,418

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2013                                             $   0.92                      $  1.23                      26,449,434
    2012                                                 0.79                         0.92                      22,832,193
    2011                                                 0.80                         0.79                      15,260,179
    2010                                                 0.71                         0.80                      13,690,430
    2009                                                 0.48                         0.71                      11,507,029
    2008                                                 0.88                         0.48                       6,909,800
    2007                                                 0.67                         0.88                       7,111,480
    2006                                                 0.57                         0.67                       5,737,983
    2005                                                 0.50                         0.57                       4,587,833
    2004                                                 0.47                         0.50                      30,808,431

  BAND 0
    2013                                             $   1.08                      $  1.46                          10,155

ALGER CAPITAL APPRECIATION INSTITUTIONAL - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $   1.43                      $  1.90                       3,917,516
    2012                                                 1.22                         1.43                       4,721,795
    2011                                                 1.25                         1.22                       4,325,307
    2010                                                 1.12                         1.25                       3,000,328
    2009                                                 0.76                         1.12                       1,080,172
    2008                                                 1.37                         0.76                         328,522
    2007                                                 1.05                         1.37                         111,363

ALGER CAPITAL APPRECIATION INSTITUTIONAL - RETIREMENT CLASS
  BAND 125
    2013                                             $   1.38                      $  1.83                       5,110,290
    2012                                                 1.19                         1.38                       5,000,198
    2011                                                 1.22                         1.19                       2,230,755
    2010                                                 1.10                         1.22                       1,543,088
    2009                                                 0.75                         1.10                         787,045
    2008                                                 1.36                         0.75                         323,390
    2007                                                 1.05                         1.36                          53,880

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2013                                             $  1.45                       $ 1.93                         487,056
    2012                                                1.24                         1.45                         535,670
    2011                                                1.26                         1.24                         566,804

  BAND 0
    2013                                             $  1.49                       $ 2.00                         610,762
    2012                                                1.27                         1.49                         585,119
    2011                                                1.29                         1.27                         341,307
    2010                                                1.14                         1.29                          82,371

ALGER LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  2.88                       $ 3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538
    2008                                                3.10                         1.65                      20,659,794
    2007                                                2.62                         3.10                      22,234,403
    2006                                                2.52                         2.62                      27,277,733
    2005                                                2.28                         2.52                      35,493,177
    2004                                                2.19                         2.28                      37,865,891

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.19                       $ 1.57                       4,769,796
    2012                                                1.07                         1.19                       5,109,270
    2011                                                1.11                         1.07                       5,515,780
    2010                                                0.90                         1.11                       4,810,958
    2009                                                0.63                         0.90                       4,103,211
    2008                                                1.18                         0.63                         994,455
    2007                                                1.04                         1.18                         740,688

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - RETIREMENT CLASS
  BAND 125
    2013                                             $  1.15                       $ 1.52                         233,935
    2012                                                1.04                         1.15                         494,276
    2011                                                1.09                         1.04                         505,729
    2010                                                0.88                         1.09                         708,498
    2009                                                0.63                         0.88                         546,389
    2008                                                1.18                         0.63                         370,482
    2007                                                1.04                         1.18                          97,979

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
    2013                                             $  0.96                       $ 1.05                          14,415
    2012                                                0.89                         0.96                          14,696
    2011                                                0.92                         0.89                         146,646
    2010                                                0.83                         0.92                         179,161
    2009                                                0.65                         0.83                         164,661
    2008                                                0.99                         0.65                         106,865

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.99                       $ 1.08                             361
   2012                                                0.91                         0.99                             206
   2011                                                0.93                         0.91                           1,387
   2010                                                0.84                         0.93                             370
   2009                                                0.66                         0.84                         326,212
   2008                                                0.99                         0.66                         201,121

  BAND 25
   2013                                             $  1.04                       $ 1.15                               0
   2012                                                0.95                         1.04                               0
   2011                                                0.96                         0.95                               0
   2010                                                0.86                         0.96                       3,536,820
   2009                                                0.66                         0.86                       3,902,220
   2008                                                0.99                         0.66                       4,481,338

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.94                       $ 1.04                         238,557
   2012                                                0.86                         0.94                         340,651
   2011                                                0.89                         0.86                         528,141
   2010                                                0.81                         0.89                         837,546
   2009                                                0.63                         0.81                         876,249
   2008                                                0.99                         0.63                         356,674

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.96                       $ 1.08                             372
   2012                                                0.88                         0.96                             213
   2011                                                0.91                         0.88                             210
   2010                                                0.82                         0.91                           3,412
   2009                                                0.63                         0.82                         997,148
   2008                                                0.99                         0.63                         749,527

  BAND 25
   2013                                             $  1.01                       $ 1.14                               0
   2012                                                0.91                         1.01                               0
   2011                                                0.94                         0.91                               0
   2010                                                0.83                         0.94                       8,668,568
   2009                                                0.64                         0.83                       8,404,672
   2008                                                0.59                         0.64                       7,706,078

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.90                       $ 1.03                         508,139
   2012                                                0.82                         0.90                         602,804
   2011                                                0.87                         0.82                         799,443
   2010                                                0.78                         0.87                       1,201,077
   2009                                                0.60                         0.78                         940,323
   2008                                                0.99                         0.60                         163,638

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.92                       $ 1.06                          22,510
   2012                                                0.84                         0.92                          16,466
   2011                                                0.88                         0.84                          13,241
   2010                                                0.79                         0.88                           9,708
   2009                                                0.60                         0.79                         566,285
   2008                                                0.99                         0.60                         302,933

  BAND 25
   2013                                             $  0.97                       $ 1.12                               0
   2012                                                0.87                         0.97                               0
   2011                                                0.91                         0.87                               0
   2010                                                0.81                         0.91                       7,412,143
   2009                                                0.61                         0.81                       6,886,357
   2008                                                0.99                         0.61                       6,857,237

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.87                       $ 1.02                         332,306
   2012                                                0.79                         0.87                         666,614
   2011                                                0.85                         0.79                         973,127
   2010                                                0.76                         0.85                       1,223,331
   2009                                                0.58                         0.76                         731,242
   2008                                                0.98                         0.58                          84,088

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.89                       $ 1.05                          74,305
   2012                                                0.81                         0.89                          55,571
   2011                                                0.86                         0.81                          32,676
   2010                                                0.77                         0.86                          43,323
   2009                                                0.58                         0.77                       1,197,849
   2008                                                0.98                         0.58                       1,284,111

  BAND 25
   2013                                             $  0.94                       $ 1.11                               0
   2012                                                0.84                         0.94                               0
   2011                                                0.89                         0.84                               0
   2010                                                0.78                         0.89                       5,629,327
   2009                                                0.59                         0.78                       5,094,033
   2008                                                0.99                         0.59                       4,361,578

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.85                       $ 1.01                         262,280
   2012                                                0.77                         0.85                         264,150
   2011                                                0.83                         0.77                         502,697
   2010                                                0.75                         0.83                         787,491
   2009                                                0.57                         0.75                         730,207
   2008                                                0.98                         0.57                         294,006

                                                                               ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                 PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
    2013                                             $  0.87                        $ 1.05                          15,291
    2012                                                0.78                          0.87                          13,165
    2011                                                0.85                          0.78                           8,376
    2010                                                0.76                          0.85                          11,571
    2009                                                0.58                          0.76                       1,066,230
    2008                                                0.98                          0.58                      1,151 ,140

  BAND 25
    2013                                             $  0.92                        $ 1.11                               0
    2012                                                0.82                          0.92                               0
    2011                                                0.87                          0.82                               0
    2010                                                0.77                          0.87                       3,961,910
    2009                                                0.58                          0.77                       3,389,582
    2008                                                0.99                          0.58                       3,052,004

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
    2013                                             $  0.83                        $ 1.01                         231,548
    2012                                                0.75                          0.83                         242,428
    2011                                                0.82                          0.75                         423,379
    2010                                                0.73                          0.82                         600,299
    2009                                                0.57                          0.73                         373,507
    2008                                                0.98                          0.57                          49,544

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
    2013                                             $  0.85                        $ 1.04                             414
    2012                                                0.76                          0.85                             243
    2011                                                0.83                          0.76                             250
    2010                                                0.74                          0.83                          28,316
    2009                                                0.57                          0.74                         253,369
    2008                                                0.98                          0.57                          96,468

  BAND 25
    2013                                             $  0.90                        $ 1.10                               0
    2012                                                0.79                          0.90                               0
    2011                                                0.85                          0.79                               0
    2010                                                0.76                          0.85                       2,686,912
    2009                                                0.58                          0.76                       2,304,853
    2008                                                0.98                          0.58                       1,953,772

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
    2013                                             $  0.83                        $ 1.02                         128,794
    2012                                                0.74                          0.83                         434,496
    2011                                                0.82                          0.74                         777,401
    2010                                                0.74                          0.82                         724,358
    2009                                                0.57                          0.74                         586,412
    2008                                                0.98                          0.57                         128,919

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.85                       $ 1.05                          38,032
   2012                                                0.76                         0.85                          33,032
   2011                                                0.83                         0.76                          26,150
   2010                                                0.74                         0.83                          19,355
   2009                                                0.57                         0.74                         582,464
   2008                                                0.98                         0.57                         531,200

  BAND 25
   2013                                             $  0.90                       $ 1.12                               0
   2012                                                0.79                         0.90                               0
   2011                                                0.86                         0.79                               0
   2010                                                0.76                         0.86                       1,712,869
   2009                                                0.58                         0.76                       1,467,728
   2008                                                0.99                         0.58                       1,266,007

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.83                       $ 1.02                          39,876
   2012                                                0.74                         0.83                          90,141
   2011                                                0.81                         0.74                         137,635
   2010                                                0.73                         0.81                         172,202
   2009                                                0.57                         0.73                          92,768
   2008                                                0.98                         0.57                          17,269

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.85                       $ 1.05                           4,179
   2012                                                0.75                         0.85                           1,962
   2011                                                0.82                         0.75                          33,171
   2010                                                0.74                         0.82                          43,271
   2009                                                0.57                         0.74                         137,842
   2008                                                0.98                         0.57                          60,509

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.85                       $ 1.05                          78,658
   2012                                                0.76                         0.85                          86,944
   2011                                                0.84                         0.76                         133,011
   2010                                                0.75                         0.84                         103,428
   2009                                                0.57                         0.75                          55,040
   2008                                                0.98                         0.57                           5,406

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.88                       $ 1.08                           2,865
   2012                                                0.77                         0.88                           1,998
   2011                                                0.85                         0.77                           8,583
   2010                                                0.76                         0.85                           8,062
   2009                                                0.58                         0.76                           9,457
   2008                                                0.99                         0.58                           5,011

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2013                                             $  0.92                       $ 1.15                               0
   2012                                                0.81                         0.92                               0
   2011                                                0.88                         0.81                               0
   2010                                                0.78                         0.88                         555,904
   2009                                                0.58                         0.78                         325,664
   2008                                                0.99                         0.58                         149,754

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.84                       $ 1.03                          33,970
   2012                                                0.74                         0.84                          49,311
   2011                                                0.82                         0.74                          53,555
   2010                                                0.74                         0.82                          54,340
   2009                                                0.57                         0.74                          44,862
   2008                                                0.98                         0.57                          15,430

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY - ADVISOR CLASS
  BAND 125
   2013                                             $  0.86                       $ 1.06                             206
   2012                                                0.76                         0.86                             121
   2011                                                0.84                         0.76                          11,881
   2010                                                0.75                         0.84                           7,968
   2009                                                0.58                         0.75                           6,932
   2008                                                0.99                         0.58                           6,867

  BAND 25
   2013                                             $  0.90                       $ 1.13                               0
   2012                                                0.79                         0.90                               0
   2011                                                0.86                         0.79                               0
   2010                                                0.77                         0.86                          45,988
   2009                                                0.58                         0.77                          20,560
   2008                                                0.99                         0.58                          41,700

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.23                       $ 1.61                         506,963
   2012                                                1.08                         1.23                         234,076
   2011                                                1.04                         1.08                          79,578
   2010                                                0.91                         1.04                          47,749
   2009                                                0.75                         0.91                          37,645
   2008                                                1.24                         0.75                          42,640
   2007                                                1.15                         1.24                          30,906

  BAND 0
   2013                                             $  1.35                       $ 1.80                           1,145
   2012                                                1.17                         1.35                           1,145
   2011                                                1.12                         1.17                           1,145
   2010                                                0.97                         1.12                           1,145

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN GLOBAL VALUE - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.86                       $ 1.11                           62,171
   2012                                                0.78                         0.86                           50,559
   2011                                                0.94                         0.78                          119,943
   2010                                                0.88                         0.94                          116,982
   2009                                                0.67                         0.88                          446,199
   2008                                                1.43                         0.67                          966,469
   2007                                                1.43                         1.43                        1,133,543
   2006                                                1.15                         1.43                          572,341
   2005                                                1.00 (05/20/05)              1.15                          324,509

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.21                       $ 1.35                           79,354
   2012                                                1.06                         1.21                           79,642
   2011                                                1.29                         1.06                           91,158
   2010                                                1.17                         1.29                          392,417
   2009                                                0.85                         1.17                        1,382,120
   2008                                                1.70                         0.85                        4,169,313
   2007                                                1.47                         1.70                        3,870,393
   2006                                                1.23                         1.47                        3,358,366

  BAND 50
   2013                                             $  1.28                       $ 1.44                          439,242
   2012                                                1.12                         1.28                          456,421
   2011                                                1.35                         1.12                          535,816
   2010                                                1.21                         1.35                          474,332
   2009                                                0.87                         1.21                          459,866
   2008                                                1.73                         0.87                          459,865
   2007                                                1.49                         1.73                         4.62,201
   2006                                                1.23                         1.49                          413,626

ALLIANCEBERNSTEIN HIGH INCOME - ADVISOR CLASS
  BAND 125
   2013                                             $  1.00 (06/20/13)            $ 1.04                        2,089,742

ALLIANCEBERNSTEIN HIGH INCOME - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.00 (06/20/13)            $ 1.04                            1,307

ALLIANCEBERNSTEIN INTERNATIONAL VALUE - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.89                       $ 1.07                          394,237
   2012                                                0.79                         0.89                          378,832
   2011                                                1.00                         0.79                          420,444
   2010                                                0.98                         1.00                          651,547
   2009                                                0.74                         0.98                          650,608
   2008                                                1.62                         0.74                          640,620
   2007                                                1.56                         1.62                          369,413
   2006                                                1.18                         1.56                            1,819

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2013                                               $  1.47                        $ 2.00                           960,091
   2012                                                  1.30                          1.47                           461,118
   2011                                                  1.28                          1.30                           437,753
   2010                                                  0.93                          1.28                           240,108
   2009                                                  0.65                          0.93                           160,545
   2008                                                  1.27                          0.65                           130,097
   2007                                                  1.15                          1.27                           136,327
   2006                                                  1.17                          1.15                           157,883

  BAND 100
   2013                                               $  1.50                        $ 2.04                            60,604
   2012                                                  1.32                          1.50                            56,407
   2011                                                  1.30                          1.32                            50,425
   2010                                                  0.95                          1.30                            41,612
   2009                                                  0.65                          0.95                            67,708
   2008                                                  1.28                          0.65                            33,380
   2007                                                  1.16                          1.28                            38,825
   2006                                                  1.17                          1.16                            82,298

  BAND 50
   2013                                               $  1.55                        $ 2.13                            43,539
   2012                                                  1.37                          1.55                            75,572
   2011                                                  1.33                          1.37                           112,657
   2010                                                  0.97                          1.33                           129,801
   2009                                                  0.66                          0.97                           153,819
   2008                                                  1.30                          0.66                           138,626
   2007                                                  1.17                          1.30                           191,769
   2006                                                  1.17                          1.17                           171,240

  BAND 0
   2013                                               $  1.62                        $ 2.23                            55,492

ALLIANCEBERNSTEIN SMALL-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2013                                               $  1.69                        $ 2.41                         1,275,819
   2012                                                  1.49                          1.69                         1,016,170
   2011                                                  1.45                          1.49                           640,602
   2010                                                  1.07                          1.45                           507,443
   2009                                                  0.77                          1.07                           445,190
   2008                                                  1.41                          0.77                           259,548
   2007                                                  1.26                          1.41                            48,659
   2006                                                  1.17                          1.26                            30,253

  BAND 100
   2013                                               $  1.72                        $ 2.46                             2,763
   2012                                                  1.51                          1.72                               364

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.86                       $ 2.69                         102,496
   2012                                                1.62                         1.86                         112,940
   2011                                                1.56                         1.62                          14,055
   2010                                                1.14                         1.56                          10,510
   2009                                                0.80                         1.14                             960
   2008                                                1.46                         0.80                             688
   2007                                                1.28                         1.46                             436

ALLIANCEBERNSTEIN DISCOVERY VALUE FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.45                       $ 1.96                         460,046
   2012                                                1.25                         1.45                         567,555
   2011                                                1.38                         1.25                         601,472
   2010                                                1.11                         1.38                         432,363
   2009                                                0.79                         1.11                         303,697
   2008                                                1.23                         0.79                         253,088
   2007                                                1.22                         1.23                         237,462
   2006                                                1.10                         1.22                          48,877

  BAND 50
   2013                                             $  1.54                       $ 2.09                         191,857
   2012                                                1.31                         1.54                         195,370
   2011                                                1.44                         1.31                         194,052
   2010                                                1.15                         1.44                          35,636

ALLIANCEBERNSTEIN VALUE FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  0.93                       $ 1.24                          89,160
   2012                                                0.82                         0.93                          70,046
   2011                                                0.87                         0.82                          63,274
   2010                                                0.79                         0.87                          62,565
   2009                                                0.68                         0.79                          60,625
   2008                                                1.18                         0.68                          65,853
   2007                                                1.26                         1.18                          76,674
   2006                                                1.05                         1.26                          42,211

  BAND 100
   2013                                             $  0.95                       $ 1.26                          52,334
   2012                                                0.83                         0.95                          60,310
   2011                                                0.88                         0.83                          69,052
   2010                                                0.80                         0.88                          61,588
   2009                                                0.68                         0.80                          53,550
   2008                                                1.19                         0.68                          34,458
   2007                                                1.26                         1.19                          54,559
   2006                                                1.05                         1.26                          43,841
   2005                                                1.00 (05/20/05)              1.05                           3,197

ALLIANZGI RETIREMENT 2015 - ADMIN CLASS
  BAND 125
   2013                                             $  1.06                       $ 1.08                         443,349

ALLIANZGI RETIREMENT 2020 - ADMIN CLASS
  BAND 125
   2013                                             $  1.06                       $ 1.09                         493,899

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2025 - ADMIN CLASS
  BAND 125
    2013                                            $  1.07                       $ 1.10                        330,274

ALLIANZGI RETIREMENT 2025 - A CLASS
  BAND 125
    2013                                            $  1.07                       $ 1.10                              0

ALLIANZGI RETIREMENT 2030 - ADMIN CLASS
  BAND 125
    2013                                            $  1.08                       $ 1.14                        159,346

ALLIANZGI RETIREMENT 2035 - ADMIN CLASS
  BAND 125
    2013                                            $  1.09                       $ 1.18                        114,274

ALLIANZGI RETIREMENT 2040 - ADMIN CLASS
  BAND 125
    2013                                            $  1.09                       $ 1.21                        184,530

ALLIANZGI RETIREMENT 2045 - ADMIN CLASS
  BAND 125
    2013                                            $  1.10                       $ 1.23                        114,086

ALLIANZGI RETIREMENT 2050 - ADMIN CLASS
  BAND 125
    2013                                            $  1.10                       $ 1.24                         27,854

ALLIANZGI RETIREMENT 2050 - A CLASS
  BAND 125
    2013                                            $  1.10                       $ 1.24                            126

ALLIANZGI RETIREMENT 2055 - ADMIN CLASS
  BAND 125
    2013                                            $  1.10                       $ 1.24                          1,382

ALLIANZGI RETIREMENT INCOME - ADMIN CLASS
  BAND 125
    2013                                            $  1.06                       $ 1.07                         10,370

ALLIANZGI NFJ DIVIDEND VALUE - ADMINISTRATIVE CLASS
  BAND 125
    2013                                            $  0.97                       $ 1.23                        997,882
    2012                                               0.86                         0.97                      1,054,215
    2011                                               0.84                         0.86                      1,567,789
    2010                                               0.75                         0.84                      1,280,768
    2009                                               0.68                         0.75                      2.169,630
    2008                                               1.07                         0.68                      1,824,008
    2007                                               1.04                         1.07                        333,048

ALLIANZGI NFJ DIVIDEND VALUE - RETIREMENT CLASS
  BAND 125
    2013                                            $  0.95                       $ 1.20                      3,903,732
    2012                                               0.84                         0.95                      4,705,850
    2011                                               0.83                         0.84                      5,034,494
    2010                                               0.75                         0.83                      5,108,611
    2009                                               0.67                         0.75                      4,345,901
    2008                                               1.07                         0.67                       2,831.08
    2007                                               1.04                         1.07                        723,187

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $  0.96                        $ 1.22                           4,286
   2012                                                0.86                          0.96                           4,286
   2011                                                0.84                          0.86                           5,942
   2010                                                0.75                          0.84                           4,286
   2009                                                0.67                          0.75                           4,230
   2008                                                1.07                          0.67                           4,142

  BAND 0
   2013                                             $  1.02                        $ 1.31                         198,794
   2012                                                0.90                          1.02                         123,680
   2011                                                0.88                          0.90                          88,685
   2010                                                0.78                          0.88                         199,267
   2009                                                0.69                          0.78                         256,696
   2008                                                1.08                          0.69                          23,373

ALLIANZGI NFJ MID-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.47                        $ 1.91                         207,887
   2012                                                1.29                          1.47                         219,895
   2011                                                1.33                          1.29                         151,351
   2010                                                1.12                          1.33                          88,842
   2009                                                0.85                          1.12                          34,461
   2008                                                1.44                          0.85                          38,676

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  1.45                        $ 1.89                         433,982
   2012                                                1.27                          1.45                         530,617
   2011                                                1.30                          1.27                         549,720
   2010                                                1.09                          1.30                         557,619
   2009                                                0.83                          1.09                         537,575
   2008                                                1.40                          0.83                         563,395
   2007                                                1.34                          1.40                         794,046
   2006                                                1.21                          1.34                       3,997,693
   2005                                                1.27                          1.21                       3,997,575
   2004                                                1.11                          1.27                       3,862,488

ALLIANZGI NFJ SMALL-CAP VALUE - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.52                      16,301,167
   2012                                                1.07                          1.17                      16,389,747
   2011                                                1.06                          1.07                      16,922,863
   2010                                                0.86                          1.06                      16,072,562
   2009                                                0.70                          0.86                      13.752,191
   2008                                                0.96                          0.70                        9,941.00
   2007                                                1.00 (05/24/07)               0.96                      10,075,000

  BAND 0
   2013                                             $  1.25                        $ 1.65                       2,107,484
   2012                                                1.14                          1.25                       2,175,030



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2013                                             $  2.13                       $ 2.75                       3,712,963
   2012                                                1.96                         2.13                       3,734,353
   2011                                                1.94                         1.96                       4,163,299
   2010                                                1.58                         1.94                       3,965,270
   2009                                                1.29                         1.58                       3.197,438
   2008                                                1.79                         1.29                       1,975,224
   2007                                                1.71                         1.79                       1.203,635
   2006                                                1.49                         1.71                       5,980,643
   2005                                                1.35                         1.46                         754,647

  BAND 100
   2013                                             $  2.18                       $ 2.83                          34,135
   2012                                                2.00                         2.18                          42,725
   2011                                                1.98                         2.00                          43,451
   2010                                                1.61                         1.98                          39,742
   2009                                                1.31                         1.61                          42,407
   2008                                                1.81                         1.31                          26,305
   2007                                                1.72                         1.81                          36,025
   2006                                                1.65                         1.72                          49,401

  BAND 50
   2013                                             $  2.28                       $ 2.98                          97,850
   2012                                                2.08                         2.28                          83,247
   2011                                                2.05                         2.08                          67,855
   2010                                                1.66                         2.05                          61,344
   2009                                                1.35                         1.66                           2,167

  BAND 0
   2013                                             $  2.39                       $ 3.13                         440,890
   2012                                                2.17                         2.39                         501,965
   2011                                                2.13                         2.17                         470,661
   2010                                                1.71                         2.13                         502,235
   2009                                                1.38                         1.71                         406,525
   2008                                                1.88                         1.38                         275,153
   2007                                                1.78                         1.88                         206,346
   2006                                                1.70                         1.78                         114,002

AMERICAN CENTURY(R) DISCIPLINED GROWTH - INVESTOR
  BAND 125
   2013                                             $  1.06                       $ 1.41                       1,186,684
   2012                                                1.00 (05/24/12)              1.06                         145,131

AMERICAN CENTURY(R) DISCIPLINED GROWTH - A CLASS
  BAND 125
   2013                                             $  1.41                       $ 1.40                         307,109

AMERICAN CENTURY(R) DIVERSIFIED BOND - CLASS A
  BAND 125
   2013                                             $  1.12                       $ 1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) EMERGING MARKETS - CLASS A
  BAND 125
   2013                                             $  1.18                       $ 1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361
   2008                                                1.61                         0.64                         153,957
   2007                                                1.14                         1.61                          17,960

AMERICAN CENTURY(R) EMERGING MARKETS - INVESTOR CLASS
  BAND 125
   2013                                             $  1.19                       $ 1.18                          19,196
   2012                                                0.97                         1.19                          15,415
   2011                                                1.25                         0.97                         236,549
   2010                                                1.07                         1.25                         264,393
   2009                                                0.64                         1.07                         236,983
   2008                                                1.62                         0.64                         192,102
   2007                                                1.14                         1.62                         115,119

AMERICAN CENTURY(R) EQUITY GROWTH - CLASS A
  BAND 125
   2013                                             $  1.41                       $ 1.84                       2,242,594
   2012                                                1.23                         1.41                       1,569,899
   2011                                                1.20                         1.23                         694,379
   2010                                                1.06                         1.20                         998,026
   2009                                                0.90                         1.06                         894,480
   2008                                                1.39                         0.90                         747,704

  BAND 100
   2013                                             $  1.44                       $ 1.89                             374

  BAND 0
   2013                                             $  1.57                       $ 2.08                          69,360

AMERICAN CENTURY(R) EQUITY INCOME - CLASS A
  BAND 125
   2013                                             $  1.78                       $ 2.10                       5,815,815
   2012                                                1.62                         1.78                       6,060,214
   2011                                                1.59                         1.62                       5,642,379
   2010                                                1.42                         1.59                        3,861.06
   2009                                                1.29                         1.42                       2,802,229
   2008                                                1.63                         1.29                         972,858
   2007                                                1.63                         1.63                         663,523
   2006                                                1.39                         1.63                         578,200
   2005                                                1.37                         1.39                         392,670
   2004                                                1.24                         1.37                              91

  BAND 100
   2013                                             $  1.82                       $ 2.15                          26,409
   2012                                                1.66                         1.82                          37,474
   2011                                                1.62                         1.66                          35,841
   2010                                                1.45                         1.62                          33,410
   2009                                                1.31                         1.45                          29,989
   2008                                                1.65                         1.31                          26,671

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                               $  1.91                        $ 2.27                           103,482
   2012                                                  1.73                          1.91                           113,125
   2011                                                  1.68                          1.73                           122,045
   2010                                                  1.49                          1.68                            35,871

  BAND 0
   2013                                               $  2.01                        $ 2.40                           395,202
   2012                                                  1.81                          2.01                           511,858
   2011                                                  1.75                          1.81                           439,651
   2010                                                  1.55                          1.75                           133,996
   2009                                                  1.38                          1.55                            46,405
   2008                                                  1.73                          1.38                            85,200

AMERICAN CENTURY(R) EQUITY INCOME - INVESTOR CLASS
  BAND 125
   2013                                               $  1.90                        $ 2.24                         5,165,356
   2012                                                  1.73                          1.90                         4,836,885
   2011                                                  1.69                          1.73                         4,822,696
   2010                                                  1.51                          1.69                         3,533,917
   2009                                                  1.36                          1.51                         2,744,993
   2008                                                  1.72                          1.36                         2,006,050
   2007                                                  1.71                          1.72                         2,005,699
   2006                                                  1.45                          1.71                         2,179,594
   2005                                                  1.44                          1.45                         2,170,834
   2004                                                  1.29                          1.44                         1,825,291

  BAND 0
   2013                                               $  2.20                        $ 2.63                         1,806,724
   2012                                                  1.97                          2.20                         1,872,980
   2011                                                  1.91                          1.97                         1,873,837
   2010                                                  1.68                          1.91                         1,885,419
   2009                                                  1.50                          1.68                                 0
   2008                                                  1.87                          1.50                             4,146

AMERICAN CENTURY(R) GINNIE MAE - CLASS A
  BAND 125
   2013                                               $  1.37                        $ 1.32                         6,452,517
   2012                                                  1.36                          1.37                         1,807,359
   2011                                                  1.29                          1.36                         4,677,679
   2010                                                  1.23                          1.29                           971,516
   2009                                                  1.18                          1.23                           901,832
   2008                                                  1.12                          1.18                           561,933
   2007                                                  1.07                          1.12                           419,553
   2006                                                  1.04                          1.07                           350,185
   2005                                                  1.03                          1.04                           177,276
   2004                                                  1.01                          1.03                           162,057

  BAND 0
   2013                                               $  1.54                        $ 1.50                           492,614
   2012                                                  1.51                          1.54                             2,890
   2011                                                  1.41                          1.51                           340,804

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) GROWTH - CLASS A
  BAND 125
   2013                                             $  1.55                       $ 1.97                       2,473,954
   2012                                                1.38                         1.55                       2,715,913
   2011                                                1.41                         1.38                       1,701,488
   2010                                                1.22                         1.41                         606,608
   2009                                                0.90                         1.22                         500,475
   2008                                                1.39                         0.90                         747,740
   2007                                                1.37                         1.39                         738,860
   2006                                                1.22                         1.37                         460,932
   2005                                                1.15                         1.22                         302,561
   2004                                                1.00 (05/17/04)              1.15                          48,039

  BAND 100
   2013                                             $  1.58                       $ 2.02                          15,065
   2012                                                1.41                         1.58                          14,382

  BAND 0
   2013                                             $  1.74                       $ 2.24                         101,761
   2012                                                1.53                         1.74                         192,746
   2011                                                1.55                         1.53                         192,413
   2010                                                1.32                         1.55                          14,472

AMERICAN CENTURY(R) HERITAGE - CLASS A
  BAND 125
   2013                                             $  2.54                       $ 3.28                       5,922,700
   2012                                                2.22                         2.54                       6,686,055
   2011                                                2.42                         2.22                       6,474,446
   2010                                                1.87                         2.42                       5,699,687
   2009                                                1.39                         1.87                       4,444,448
   2008                                                2.61                         1.39                       2,943,496
   2007                                                1.82                         2.61                       1,926,364
   2006                                                1.58                         1.82                         920,417

  BAND 50
   2013                                             $  2.73                       $ 3.54                         241,148
   2012                                                2.37                         2.73                         216,842
   2011                                                2.55                         2.37                         222,417
   2010                                                1.96                         2.55                         174,847
   2009                                                1.44                         1.96                         123,771
   2008                                                2.70                         1.44                         105,549
   2007                                                1.86                         2.70                          61,100
   2006                                                1.64                         1.86                          54,002

  BAND 0
   2013                                             $  2.88                       $ 3.76                         418,029
   2012                                                2.49                         2.88                         751,167
   2011                                                2.67                         2.49                         709,960
   2010                                                2.04                         2.67                         655,065
   2009                                                1.49                         2.04                         558,045
   2008                                                2.78                         1.49                         337,679
   2007                                                1.91                         2.78                         267,929
   2006                                                1.67                         1.91                         169,183

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) HERITAGE - INVESTOR CLASS
  BAND 125
   2013                                             $  1.00 (11/21/13)            $ 1.02                       2,473,758

AMERICAN CENTURY(R) INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2013                                             $  1.23                       $ 1.65                         134,226
   2012                                                1.09                         1.23                         123,860
   2011                                                1.07                         1.09                         117,842
   2010                                                0.95                         1.07                         164,703
   2009                                                0.81                         0.95                         180,086
   2008                                                1.23                         0.81                         204,711
   2007                                                1.28                         1.23                         258,269
   2006                                                1.11                         1.28                         260,294
   2005                                                1.07                         1.11                         256,142
   2004                                                0.96                         1.07                         257,431

AMERICAN CENTURY(R) INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2013                                             $  1.49                       $ 1.34                       7,829,612
   2012                                                1.42                         1.49                      11,157,414
   2011                                                1.28                         1.42                       9,944,906
   2010                                                1.23                         1.28                       8,637,587
   2009                                                1.13                         1.23                       5.338,600
   2008                                                1.16                         1.13                       4,343,960
   2007                                                1.06                         1.16                       2,220,551
   2006                                                1.07                         1.06                       1,942,467

  BAND 100
   2013                                             $  1.53                       $ 1.37                          37,741
   2012                                                1.45                         1.53                          89,343
   2011                                                1.30                         1.45                          76,567
   2010                                                1.25                         1.30                          71,810
   2009                                                1.14                         1.25                          62,406
   2008                                                1.17                         1.14                         199,768
   2007                                                1.07                         1.17                          69,409
   2006                                                1.08                         1.07                          56,764

  BAND 0
   2013                                             $  1.66                       $ 1.51                         938,452
   2012                                                1.56                         1.66                       1,628,420
   2011                                                1.39                         1.56                         394,677
   2010                                                1.32                         1.39                         389,191
   2009                                                1.19                         1.32                         294,106
   2008                                                1.21                         1.19                         146,929
   2007                                                1.09                         1.21                          27,558
   2006                                                1.07                         1.09                           2,174
   2005                                                1.06                         1.07                         896,882
   2004                                                1.00 (05/17/04)              1.06                         271,957

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) INTERNATIONAL BOND - CLASS A
  BAND 125
   2013                                               $  1.07                         $1.00                               668
   2012                                                  1.04                          1.07                               430
   2011                                                  1.00                          1.04                                 0
   2010                                                  1.01                          1.00                               787

AMERICAN CENTURY(R) INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2013                                               $  1.08                         $1.01                           137,227
   2012                                                  1.05                          1.08                            93,558
   2011                                                  1.01                          1.05                                69
   2010                                                  1.01                          1.01                                 9

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
   2013                                               $  0.67                         $0.86                                 0
   2012                                                  0.59                          0.67                                 0
   2011                                                  0.72                          0.59                             5,323
   2010                                                  0.60                          0.72                             1,785
   2009                                                  0.45                          0.60                             1,144
   2008                                                  0.96                          0.45                               333

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - CLASS A
  BAND 125
   2013                                               $  0.66                         $0.84                            93,879
   2012                                                  0.58                          0.66                           152,407
   2011                                                  0.71                          0.58                           239,843
   2010                                                  0.60                          0.71                           241,002
   2009                                                  0.45                          0.60                           183,596
   2008                                                  0.96                          0.45                           101,975

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - CLASS A
  BAND 125
   2013                                               $  1.98                         $2.40                           261,027
   2012                                                  1.65                          1.98                           230,938
   2011                                                  1.90                           165                           201,409
   2010                                                  1.69                          1.90                           165,357
   2009                                                  1.28                          1.69                           142,053
   2008                                                  2.38                          1.28                            82,938
   2007                                                  2.06                          2.38                           141,843
   2006                                                  1.67                          2.06                            46,347

  BAND 100
   2013                                               $  2.03                         $2.46                               135

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2013                                             $  2.54                       $ 3.08                          830,889
   2012                                                2.11                         2.54                          849,168
   2011                                                2.42                         2.11                          847,501
   2010                                                2.16                         2.42                          840,927
   2009                                                1.63                         2.16                          682,917
   2008                                                3.01                         1.63                          589,391
   2007                                                2.60                         3.01                          555,930
   2006                                                2.11                         2.60                          490,071
   2005                                                1.88                         2.11                          481,271
   2004                                                1.65                         1.88                          393,336

AMERICAN CENTURY(R) LARGE COMPANY VALUE - CLASS A
  BAND 125
   2013                                             $  1.57                       $ 2.03                          545,460
   2012                                                1.37                         1.57                          513,770
   2011                                                1.37                         1.37                          785,241
   2010                                                1.25                         1.37                        1,188,853
   2009                                                1.05                         1.25                        1,235,965
   2008                                                1.70                         1.05                        1,365,605
   2007                                                1.75                         1.70                        1,337,667
   2006                                                1.51                         1.75                        1,045,173

  BAND 0
   2013                                             $  1.79                       $ 2.34                          154,658
   2012                                                1.54                         1.79                           67,476
   2011                                                1.52                         1.54                          423,275
   2010                                                1.37                         1.52                          419,858
   2009                                                1.14                         1.37                          366,693
   2008                                                1.82                         1.14                          274,192
   2007                                                1.85                         1.82                          223,327
   2006                                                1.48                         1.85                          181,604
   2005                                                1.45                         1.48                          510,254
   2004                                                1.28                         1.45                          113,289

AMERICAN CENTURY(R) ONE CHOICE 2015 - CLASS A
  BAND 125
   2013                                             $  1.41                       $ 1.55                       17,250,379
   2012                                                1.30                         1.41                       12,940,451
   2011                                                1.28                         1.30                        8,380,520
   2010                                                1.17                         1.28                        4,777,583
   2009                                                1.00 (05/01/09)              1.17                        1,637,655

  BAND 0
   2013                                             $  1.48                       $ 1.65                          458,411
   2012                                                1.34                         1.48                          345,047
   2011                                                1.30                         1.34                           95,232
   2010                                                1.18                         1.30                           98,763
   2009                                                1.00 (05/01/09)              1.18                           14,003

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) ONE CHOICE 2015 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.43                       $ 1.57                       11,854,552
   2012                                                1.31                         1.43                        7,540,991
   2011                                                1.28                         1.31                        4,159,692
   2010                                                1.17                         1.28                        3,223,481
   2009                                                1.00 (05/01/09)              1.17                           57,504

  BAND 0
   2013                                             $  1.49                       $ 1.66                        1,548,362
   2012                                                1.35                         1.49                        1,098,804
   2011                                                1.31                         1.35                          963,099
   2010                                                1.18                         1.31                          456,364

AMERICAN CENTURY(R) ONE CHOICE 2020 - CLASS A
  BAND 125
   2013                                             $  1.44                       $ 1.60                       19,622,590
   2012                                                1.32                         1.44                       11,819,175
   2011                                                1.30                         1.32                        6,921,485
   2010                                                1.18                         1.30                        3,624,796
   2009                                                1.00 (05/01/09)              1.18                        1,640,323

  BAND 0
   2013                                             $  1.51                       $ 1.70                        1,458,362
   2012                                                1.36                         1.51                        1,607,851
   2011                                                1.33                         1.36                          407,867
   2010                                                1.19                         1.33                          706,836

AMERICAN CENTURY(R) ONE CHOICE 2020 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.46                       $ 1.62                       21,625,486
   2012                                                1.32                         1.46                        9,553,542
   2011                                                1.31                         1.32                        6,448,379
   2010                                                1.18                         1.31                        3,499,128

  BAND 0
   2013                                             $  1.52                       $ 1.72                        4,199,711
   2012                                                1.37                         1.52                        1,109,395
   2011                                                1.33                         1.37                          837,155
   2010                                                1.19                         1.33                          414,566

AMERICAN CENTURY(R) ONE CHOICE 2025 - CLASS A
  BAND 125
   2013                                             $  1.47                       $ 1.65                       18,437,776
   2012                                                1.33                         1.47                       12,981,683
   2011                                                1.33                         1.33                        7,831,506
   2010                                                1.20                         1.33                        3,897,760
   2009                                                1.00 (05/01/09)              1.20                        1,218,992

  BAND 0
   2013                                             $  1.54                       $ 1.75                          844,708
   2012                                                1.38                         1.54                          811,873
   2011                                                1.36                         1.38                          475,952
   2010                                                1.21                         1.36                          416,007

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) ONE CHOICE 2025 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.48                       $ 1.67                       13,096,427
   2012                                                1.34                         1.48                        7,868,145
   2011                                                1.33                         1.34                        5,098,654
   2010                                                1.20                         1.33                        3,517,307
   2009                                                1.00 (05/01/09)              1.20                           31,934

  BAND 0
   2013                                             $  1.55                       $ 1.77                        1,632,244
   2012                                                1.39                         1.55                        1,298,170
   2011                                                1.36                         1.39                          891,632
   2010                                                1.21                         1.36                          534,233

AMERICAN CENTURY(R) ONE CHOICE 2030 - CLASS A
  BAND 125
   2013                                             $  1.50                       $ 1.71                       15,464,599
   2012                                                1.35                         1.50                        9,921,337
   2011                                                1.35                         1.35                        6,029,404
   2010                                                1.21                         1.35                        3,505,132
   2009                                                1.00 (05/01/09)              1.21                        1,108,217

  BAND 100
   2013                                             $  1.51                       $ 1.73                              179

  BAND 0
   2013                                             $  1.57                       $ 1.81                        1,012,164
   2012                                                1.39                         1.57                        1,022,666
   2011                                                1.38                         1.39                          109,663
   2010                                                1.22                         1.38                          534,233

AMERICAN CENTURY(R) ONE CHOICE 2030 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.51                       $ 1.73                       13,610,639
   2012                                                1.36                         1.51                        6,850,132
   2011                                                1.36                         1.36                        4,394,880
   2010                                                1.22                         1.36                        2,261,026

  BAND 0
   2013                                             $  1.58                       $ 1.83                        2,882,260
   2012                                                1.40                         1.58                          856,511
   2011                                                1.39                         1.40                          642,417
   2010                                                1.23                         1.39                          390,699

AMERICAN CENTURY(R) ONE CHOICE 2035 - CLASS A
  BAND 125
   2013                                             $  1.53                       $ 1.78                       13,574,732
   2012                                                1.37                         1.53                        8,184,459
   2011                                                1.38                         1.37                        5,888,624
   2010                                                1.23                         1.38                        3,149,445
   2009                                                1.00 (05/01/09)              1.23                        1,125,320

  BAND 100
   2013                                             $  1.55                       $ 1.80                            2,017

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                             $  1.57                       $ 1.84                           3,673
   2012                                                1.40                         1.57                           3,521
   2011                                                1.40                         1.40                           3,238
   2010                                                1.24                         1.40                             793

  BAND 0
   2013                                             $  1.60                       $ 1.89                         360,093
   2012                                                1.42                         1.60                         369,760
   2011                                                1.41                         1.42                         176,108
   2010                                                1.24                         1.41                         131,553

AMERICAN CENTURY(R) ONE CHOICE 2035 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.55                       $ 1.80                      10,096,993
   2012                                                1.38                         1.55                       6,071,280
   2011                                                1.39                         1.38                       3,738,218
   2010                                                1.23                         1.39                       1,713,746
   2009                                                1.00 (05/01/09)              1.23                           3,892

  BAND 0
   2013                                             $  1.62                       $ 1.91                       1,344,058
   2012                                                1.43                         1.62                         829,137
   2011                                                1.42                         1.43                         569,856
   2010                                                1.24                         1.42                         314,942

AMERICAN CENTURY(R) ONE CHOICE 2040 - CLASS A
  BAND 125
   2013                                             $  1.57                       $ 1.85                      11,560,264
   2012                                                1.39                         1.57                       7,233,304
   2011                                                1.41                         1.39                       4,146,440
   2010                                                1.25                         1.41                       2,352,543
   2009                                                1.00 (05/01/09)              1.25                         559,321

  BAND 100
   2013                                             $  1.58                       $ 1.87                           3,847
   2012                                                1.40                         1.58                           1,120

  BAND 0
   2013                                             $  1.64                       $ 1.96                       1,144,563
   2012                                                1.44                         1.64                       1,183,708
   2011                                                1.44                         1.44                         153,824
   2010                                                1.26                         1.44                         281,155

AMERICAN CENTURY(R) ONE CHOICE 2040 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.58                       $ 1.87                      10,982,872
   2012                                                1.40                         1.58                       5,914,245
   2011                                                1.42                         1.40                       3,619,020
   2010                                                1.25                         1.42                       1,559,523

  BAND 0
   2013                                             $  1.65                       $ 1.98                       2,448,121
   2012                                                1.44                         1.65                         687,340
   2011                                                1.45                         1.44                         488,754
   2010                                                1.26                         1.45                         272,970

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) ONE CHOICE 2045 - CLASS A
  BAND 125
   2013                                             $  1.58                       $ 1.88                       7,114,366
   2012                                                1.39                         1.58                       4,030,486
   2011                                                1.42                         1.39                       2,486,219
   2010                                                1.25                         1.42                       1,164,565
   2009                                                1.00 (05/01/09)              1.25                         355,157

  BAND 100
   2013                                             $  1.59                       $ 1.90                          14,620
   2012                                                1.40                         1.59                           2,715

  BAND 0
   2013                                             $  1.65                       $ 1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY(R) ONE CHOICE 2045 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.59                       $ 1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

  BAND 0
   2013                                             $  1.67                       $ 2.02                         757,750
   2012                                                1.45                         1.67                         489,432
   2011                                                1.46                         1.45                         339,694
   2010                                                1.27                         1.46                         188,028

AMERICAN CENTURY(R) ONE CHOICE 2050 - CLASS A
  BAND 125
   2013                                             $  1.59                       $ 1.91                       4,288,733
   2012                                                1.40                         1.59                       2,728,105
   2011                                                1.43                         1.40                       1,607,667
   2010                                                1.26                         1.43                         680,617
   2009                                                1.00 (05/01/09)              1.26                         257,861

  BAND 0
   2013                                             $  1.67                       $ 2.02                         424,966
   2012                                                1.45                         1.67                         395,452
   2011                                                1.46                         1.45                         124,534
   2010                                                1.27                         1.46                         112,315

AMERICAN CENTURY(R) ONE CHOICE 2050 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.60                       $ 1.93                       3,692,614
   2012                                                1.41                         1.60                       2,161,388
   2011                                                1.44                         1.41                       1,190,201
   2010                                                1.26                         1.44                         629,545

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.68                       $ 2.04                       1,900,887
   2012                                                1.46                         1.68                         315,629
   2011                                                1.47                         1.46                         227,082
   2010                                                1.27                         1.47                         127,230

AMERICAN CENTURY(R) ONE CHOICE 2055 - CLASS A
  BAND 125
   2013                                             $  1.06                       $ 1.27                       1,223,350
   2012                                                0.93                         1.06                         473,815
   2011                                                1.00 (04/01/11)              0.93                          94,061

  BAND 0
   2013                                             $  1.08                       $ 1.32                          30,152
   2012                                                0.94                         1.08                           9,773

AMERICAN CENTURY(R) ONE CHOICE 2055 - INVESTOR CLASS
  BAND 125
   2013                                             $  1.06                       $ 1.28                         661,085
   2012                                                0.93                         1.06                         183,967
   2011                                                1.00 (04/01/11)              0.93                          16,185

  BAND 0
   2013                                             $  1.09                       $ 1.33                          50,166
   2012                                                0.94                         1.09                           8,264
   2011                                                1.00 (04/01/11)              0.94                           1,528

AMERICAN CENTURY(R) ONE CHOICE IN RETIREMENT PORTFOLIO - CLASS A
  BAND 125
   2013                                             $  1.38                       $ 1.51                       2,969,030
   2012                                                1.27                         1.38                       1,789,186
   2011                                                1.25                         1.27                         861,482
   2010                                                1.15                         1.25                         386,601
   2009                                                1.00 (05/01/09)              1.15                          35,426

  BAND 100
   2013                                             $  1.39                       $ 1.53                           4,492

  BAND 0
   2013                                             $  1.45                       $ 1.60                         337,595
   2012                                                1.32                         1.45                         362,961

AMERICAN CENTURY(R) ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2013                                             $  1.39                       $ 1.53                       3,090,764
   2012                                                1.28                         1.39                       1,791,943
   2011                                                1.25                         1.28                       1,726,001
   2010                                                1.15                         1.25                         394,579

  BAND 0
   2013                                             $  1.46                       $ 1.62                         655,259
   2012                                                1.32                         1.46                          23,704
   2011                                                1.28                         1.32                          14,095
   2010                                                1.16                         1.28                           3,832

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) MID-CAP VALUE - CLASS A
  BAND 125
   2013                                               $  1.74                        $ 2.23                         2,446,738
   2012                                                  1.52                          1.74                         1,179,331
   2011                                                  1.55                          1.52                           688,606
   2010                                                  1.32                          1.55                            77,429
   2009                                                  1.03                          1.32                            59,773

  BAND 0
   2013                                               $  1.83                        $ 2.38                            77,581
   2012                                                  1.58                          1.83                            40,933
   2011                                                  1.59                          1.58                            36,024
   2010                                                  1.34                          1.59                             6,327

AMERICAN CENTURY(R) MID-CAP VALUE - INVESTOR CLASS
  BAND 125
   2013                                               $  1.76                        $ 2.26                         3,152,479
   2012                                                  1.53                          1.76                         1,828,315
   2011                                                  1.56                          1.53                         1,064,186
   2010                                                  1.32                          1.56                           615,122
   2009                                                  1.03                          1.32                           108,435

  BAND 0
   2013                                               $  1.85                        $ 2.41                         1,190,018
   2012                                                  1.59                          1.85                         1,212,406

AMERICAN CENTURY(R) REAL ESTATE - CLASS A
  BAND 125
   2013                                               $  2.35                        $ 2.34                         1,383,929
   2012                                                  2.03                          2.35                         1,259,227
   2011                                                  1.84                          2.03                           748,646
   2010                                                  1.45                          1.84                         1,061,530
   2009                                                  1.16                          1.45                           860,977
   2008                                                  2.08                          1.16                           644,022
   2007                                                  2.51                          2.08                           514,912
   2006                                                  1.89                          2.51                           847,313

  BAND 100
   2013                                               $  2.41                        $ 2.41                               747
   2012                                                  2.07                          2.41                               362

  BAND 0
   2013                                               $  2.67                        $ 2.69                           291,549
   2012                                                  2.27                          2.67                           285,194
   2011                                                  2.04                          2.27                           128,262
   2010                                                  1.59                          2.04                           289,416
   2009                                                  1.25                          1.59                           280,215
   2008                                                  2.22                          1.25                           216,210
   2007                                                  2.64                          2.22                           142,257
   2006                                                  1.89                          2.64                            87,376
   2005                                                  1.65                          1.89                           191,151
   2004                                                  1.29                          1.65                            50,800

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) SELECT - CLASS A
  BAND 125
   2013                                             $  1.26                       $ 1.62                          203,656
   2012                                                1.11                         1.26                          257,214
   2011                                                1.12                         1.11                           84,500
   2010                                                0.99                         1.12                           96,328
   2009                                                0.74                         0.99                           93,810
   2008                                                1.25                         0.74                           71,559
   2007                                                1.06                         1.25                           89,918
   2006                                                1.08                         1.06                           46,347

AMERICAN CENTURY(R) REAL ESTATE - INVESTOR CLASS
  BAND 125
   2013                                             $  0.97                       $ 0.97                        7,456,347
   2012                                                0.84                         0.97                        7,452,986
   2011                                                0.76                         0.84                          993,413
   2010                                                0.60                         0.76                        1,217,601
   2009                                                0.48                         0.60                        1,143,716
   2008                                                0.85                         0.48                        1,660,372
   2007                                                1.00 (05/24/07)              0.85                        1,106,259

AMERICAN CENTURY(R) SELECT - INVESTOR CLASS
  BAND 125
   2013                                             $  2.49                       $ 3.20                           27,636
   2012                                                2.20                         2.49                           24,322
   2011                                                2.19                         2.20                           14,460
   2010                                                1.94                         2.19                           15,330
   2009                                                1.46                         1.94                           15,022
   2008                                                2.44                         1.46                           13,636
   2007                                                2.03                         2.44                            1,279
   2006                                                2.10                         2.03                            2,919
   2005                                                2.10                         2.10                           20,250
   2004                                                1.99                         2.10                           14,757

AMERICAN CENTURY(R) SMALL-CAP GROWTH - CLASS A
  BAND 125
   2013                                             $  1.57                       $ 2.18                          584,467
   2012                                                1.39                         1.57                          538,411
   2011                                                1.49                         1.39                          568,575
   2010                                                1.16                         1.49                          718,176
   2009                                                0.94                         1.16                          475,028
   2008                                                1.65                         0.94                          463,450
   2007                                                1.35                         1.65                          219,861
   2006                                                1.21                         1.35                          126,392
   2005                                                1.17                         1.21                           51,638
   2004                                                1.00 (05/17/04)              1.17                           37,424

  BAND 100
   2013                                             $  1.60                       $ 2.23                               42
   2012                                                1.42                         1.60                                0
   2011                                                1.51                         1.42                            1,289
   2010                                                1.18                         1.51                            1,200
   2009                                                0.95                         1.18                              914
   2008                                                1.67                         0.95                              579

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) SMALL-CAP VALUE - CLASS A
  BAND 125
   2013                                               $  2.43                        $ 3.23                           529,649
   2012                                                  2.12                          2.43                           443,215
   2011                                                  2.30                          2.12                           350,672
   2010                                                  1.89                          2.30                           251,731
   2009                                                  1.38                          1.89                           138,759
   2008                                                  1.93                          1.38                            90,831
   2007                                                  2.02                          1.93                            74,618
   2006                                                  1.77                          2.02                           189,914
   2005                                                  1.66                          1.77                           131,828
   2004                                                  1.52                          1.66                            78,721

  BAND 50
   2013                                               $  2.61                        $ 3.49                            39,867
   2012                                                  2.25                          2.61                            42,864
   2011                                                  2.43                          2.25                            42,889
   2010                                                  1.98                          2.43                             7,942

  BAND 0
   2013                                               $  2.75                        $ 3.70                            63,318
   2012                                                  2.36                          2.75                            60,448
   2011                                                  2.54                          2.36                            55,001
   2010                                                  2.05                          2.54                             7,968

AMERICAN CENTURY(R) SMALL-CAP VALUE FUND - INVESTOR
  BAND 125
   2013                                               $  2.61                        $ 3.48                         4,625,368
   2012                                                  2.27                          2.61                         4,394,657
   2011                                                  2.46                          2.27                         4,503,943
   2010                                                  2.01                          2.46                         4,498,490
   2009                                                  1.47                          2.01                         3,896,716
   2008                                                  2.05                          1.47                         3,748,913
   2007                                                  2.13                          2.05                         3,912,022
   2006                                                  1.87                          2.13                         4,345,605
   2005                                                  1.75                          1.87                         3,772,575
   2004                                                  1.45                          1.75                         3,009,325

  BAND 0
   2013                                               $  3.03                        $ 4.08                           229,979
   2012                                                  2.59                          3.03                           218,774
   2011                                                  2.78                          2.59                           210,246
   2010                                                  1.01                          2.78                           154,247

AMERICAN CENTURY(R) SMALL COMPANY STOCK - CLASS A
  BAND 125
   2013                                               $  1.96                        $ 2.77                           437,031
   2012                                                  1.75                          1.96                            68,671
   2011                                                  1.79                          1.75                            52,786
   2010                                                  1.43                          1.79                            63,724
   2009                                                  1.20                          1.43                            65,186
   2008                                                  1.97                          1.20                            53,554
   2007                                                  2.13                          1.97                            45,071
   2006                                                  2.06                          2.13                            70,878

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - CLASS A
  BAND 125
    2013                                             $  1.89                       $ 2.23                        7,139,084
    2012                                                1.66                         1.89                        5,980,379
    2011                                                1.72                         1.66                        5,046,090
    2010                                                1.52                         1.72                        4,523,161
    2009                                                1.22                         1.52                        4,074,877
    2008                                                1.87                         1.22                        2,469,327
    2007                                                1.65                         1.87                        1,169,269
    2006                                                1.47                         1.65                        1,018,890
    2005                                                1.39                         1.47                          509,829
    2004                                                1.26                         1.39                          259,047

  BAND 100
    2013                                             $  1.93                       $ 2.28                          208,662
    2012                                                1.70                         1.93                          197,276
    2011                                                1.75                         1.70                          168,620
    2010                                                1.54                         1.75                          129,782
    2009                                                1.24                         1.54                           91,796
    2008                                                1.89                         1.24                           50,609
    2007                                                1.67                         1.89                           15,854

  BAND 50
    2013                                             $  2.02                       $ 2.40                           17,327
    2012                                                1.77                         2.02                           19,701
    2011                                                1.82                         1.77                           21,354
    2010                                                1.59                         1.82                           23,810

  BAND 0
    2013                                             $  2.13                       $ 2.54                        1,459,953
    2012                                                1.86                         2.13                        1,401,309
    2011                                                1.90                         1.86                        1,306,148
    2010                                                1.65                         1.90                          278,790

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2013                                             $  1.67                       $ 1.97                       22,940,316
    2012                                                1.47                         1.67                       23,882,811
    2011                                                1.51                         1.47                       21,751,649
    2010                                                1.33                         1.51                       19,557,891
    2009                                                1.07                         1.33                       17.387,419
    2008                                                1.64                         1.07                       14,029,956
    2007                                                1.45                         1.64                        9,397,001
    2006                                                1.28                         1.45                        5,128,840

  BAND 0
    2013                                             $  1.90                       $ 2.28                          459,356
    2012                                                1.65                         1.90                          457,792
    2011                                                1.69                         1.65                          417,435
    2010                                                1.46                         1.69                          422,965

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - CLASS A
  BAND 125
   2013                                             $  1.56                        $ 1.69                       4,120,079
   2012                                                1.44                          1.56                       3,389,605
   2011                                                1.42                          1.44                       2,636,851
   2010                                                1.31                          1.42                       2,390,868
   2009                                                1.16                          1.31                       1,973,305
   2008                                                1.40                          1.16                       1,940,616
   2007                                                1.32                          1.40                       1,038,630
   2006                                                1.23                          1.32                         509,830
   2005                                                1.20                          1.23                         197,157
   2004                                                1.13                          1.20                          71,118

  BAND 100
   2013                                             $  1.60                        $ 1.73                           4,755
   2012                                                1.47                          1.60                          70,090
   2011                                                1.44                          1.47                          59,923
   2010                                                1.33                          1.44                          46,967
   2009                                                1.18                          1.33                          36,091
   2008                                                1.41                          1.18                             814
   2007                                                1.33                          1.41                             195

  BAND 0
   2013                                             $  1.75                        $ 1.92                         207,386
   2012                                                1.60                          1.75                         179,804
   2011                                                1.55                          1.60                         170,685
   2010                                                1.42                          1.55                          69,102

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - INVESTOR CLASS
  BAND 125
   2013                                             $  1.50                        $ 1.63                       6,501,158
   2012                                                1.39                          1.50                       5,764,235
   2011                                                1.36                          1.39                       5,027,788
   2010                                                1.26                          1.36                       5,064,756
   2009                                                1.11                          1.26                       4,838,273
   2008                                                1.33                          1.11                       3,844,730
   2007                                                1.26                          1.33                       2,278,412
   2006                                                1.17                          1.26                       2,033,865

  BAND 0
   2013                                             $  1.72                        $ 1.89                         507,787
   2012                                                1.57                          1.72                         541,205
   2011                                                1.51                          1.57                         630,906
   2010                                                1.38                          1.51                         710,756

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - CLASS A
  BAND 125
   2013                                             $  1.77                        $ 2.01                      14,718,175
   2012                                                1.59                          1.77                      12,895,546
   2011                                                1.60                          1.59                      11,702,163
   2010                                                1.44                          1.60                      10,739,208
   2009                                                1.21                          1.44                       8,769,582
   2008                                                1.66                          1.21                       6,417,840
   2007                                                1.52                          1.66                       2,393,701
   2006                                                1.39                          1.52                       2,215,858

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                               $  1.81                         $ 2.07                          349,912
   2012                                                  1.62                           1.81                          302,401
   2011                                                  1.63                           1.62                          299,200
   2010                                                  1.47                           1.63                          426,668
   2009                                                  1.23                           1.47                        4,563,198
   2008                                                  1.67                           1.23                        4,113,686
   2007                                                  1.53                           1.67                        2,568,262
   2006                                                  1.37                           1.53                          918,644
   2005                                                  1.31                           1.37                        1,347,923
   2004                                                  1.21                           1.31                          586,339

  BAND 75
   2013                                               $  1.85                         $ 2.12                          877,377
   2012                                                  1.66                           1.85                        1,028,199
   2011                                                  1.66                           1.66                        1,055,544

  BAND 50
   2013                                               $  1.90                         $ 2.17                           10,291
   2012                                                  1.69                           1.90                           11,533
   2011                                                  1.69                           1.69                           12,803
   2010                                                  1.51                           1.69                           11,866

  BAND 0
   2013                                               $  2.00                         $ 2.30                        1,909,284
   2012                                                  1.77                           2.00                        1,862,496
   2011                                                  1.77                           1.77                        1,795,448
   2010                                                  1.57                           1.77                          195,762

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - INVESTOR CLASS
  BAND 125
   2013                                               $  1.63                         $ 1.86                       40,335,907
   2012                                                  1.46                           1.63                       40,859,329
   2011                                                  1.47                           1.46                       38,073,248
   2010                                                  1.32                           1.47                       35,016.804
   2009                                                  1.11                           1.32                       33,699,497
   2008                                                  1.51                           1.11                       28,417,955
   2007                                                  1.38                           1.51                       16,260,633
   2006                                                  1.26                           1.38                        6,700,797

  BAND 0
   2013                                               $  1.86                         $ 2.15                        2,929,731
   2012                                                  1.65                           1.86                        3,145,815
   2011                                                  1.64                           1.65                        3,403,402
   2010                                                  1.46                           1.64                        3,568,225

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY(R) ULTRA - INVESTOR CLASS
  BAND 125
   2013                                             $  2.67                       $ 3.61                         448,082
   2012                                                2.37                         2.67                         249,550
   2011                                                2.37                         2.37                         264,155
   2010                                                2.06                         2.37                         101,485
   2009                                                1.54                         2.06                         101,218
   2008                                                2.68                         1.54                         134,718
   2007                                                2.23                         2.68                          71,351
   2006                                                2.33                         2.23                         288,671
   2005                                                2.31                         2.33                         309,375
   2004                                                2.11                         2.31                         286,247

AMERICAN CENTURY(R) ULTRA - ADVISOR CLASS
  BAND 125
   2013                                             $  1.49                       $ 2.01                         422,104
   2012                                                1.33                         1.49                         411,335
   2011                                                1.33                         1.33                         415,957
   2010                                                1.16                         1.33                         352,431
   2009                                                0.87                         1.16                         343,801
   2008                                                1.51                         0.87                         301,051
   2007                                                1.26                         1.51                         295,358
   2006                                                1.32                         1.26                         392,425
   2005                                                1.32                         1.32                         394,020
   2004                                                1.21                         1.32                          39,386

AMERICAN CENTURY(R) VALUE - A CLASS
  BAND 125
   2013                                             $  1.10                       $ 1.42                          25,696

AMERICAN CENTURY(R) VALUE - INVESTOR CLASS
  BAND 125
   2013                                             $  1.10                       $ 1.43                              73

AMERICAN CENTURY(R) VP CAPITAL APPRECIATION - CLASS I
  BAND 125
   2013                                             $  2.74                       $ 3.55                       4,639,692
   2012                                                2.39                         2.74                       5,034,146
   2011                                                2.59                         2.39                       5,436,459
   2010                                                2.00                         2.59                       5,326,783
   2009                                                1.48                         2.00                       5,438,077
   2008                                                2.78                         1.48                       5,734,227
   2007                                                1.93                         2.78                       5,708,745
   2006                                                1.67                         1.93                       5,852,664
   2005                                                1.38                         1.67                       6,566,358
   2004                                                1.30                         1.38                       5,804,303

  BAND 25
   2013                                             $  3.01                       $ 3.93                               0
   2012                                                2.60                         3.01                               0
   2011                                                2.79                         2.60                               0
   2010                                                2.13                         2.79                         203,738
   2009                                                1.56                         2.13                         139,222
   2008                                                2.90                         1.56                          74,014

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS(R) AMCAP FUND - CLASS R3
  BAND 125
   2013                                             $  1.19                       $ 1.60                         887,860
   2012                                                1.04                         1.19                         543,469
   2011                                                1.05                         1.04                         520,109
   2010                                                0.94                         1.05                         346,384
   2009                                                0.69                         0.94                         289,759
   2008                                                1.12                         0.69                          78.121
   2007                                                1.06                         1.12                          17,072
   2006                                                1.00 (01/03/06)              1.06                          35,600

  BAND 0
   2013                                             $  1.30                       $ 1.77                         642,126
   2012                                                1.12                         1.30                         618,565
   2011                                                1.12                         1.12                         576,480
   2010                                                0.99                         1.12                         532,092
   2009                                                0.71                         0.99                         438,577
   2008                                                1.14                         0.71                         295,455
   2007                                                1.07                         1.14                               0
   2006                                                1.00 (01/03/06)              1.07                         150,144

AMERICAN FUNDS(R) AMCAP FUND - CLASS R4
  BAND 125
   2013                                             $  1.16                       $ 1.57                       3,382,121
   2012                                                1.02                         1.16                       3,455,982
   2011                                                1.03                         1.02                       3,264,427
   2010                                                0.91                         1.03                         303,037
   2009                                                0.66                         0.91                         212,653
   2008                                                1.08                         0.66                         157,584
   2007                                                1.01                         1.08                         104,507

AMERICAN FUNDS AMERICAN BALANCED FUND - CLASS R3
  BAND 125
   2013                                             $  1.28                       $ 1.54                       5,663,996
   2012                                                1.14                         1.28                       4,095,869
   2011                                                1.12                         1.14                         683,659
   2010                                                1.01                         1.12                          49,487

  BAND 0
   2013                                             $  1.33                       $ 1.62                         123,560

AMERICAN FUNDS(R) AMERICAN BALANCED FUND - CLASS R4
  BAND 125
   2013                                             $  1.30                       $ 1.56                      12,667,953
   2012                                                1.15                         1.30                       2,619,333
   2011                                                1.12                         1.15                         579,339

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R3
  BAND 125
   2013                                             $  1.47                       $ 1.54                        2,625,419
   2012                                                1.30                         1.47                        2,773,823
   2011                                                1.30                         1.30                        2,499,787
   2010                                                1.15                         1.30                        2,401,359
   2009                                                0.78                         1.15                        1,826,547
   2008                                                1.10                         0.78                          697,641
   2007                                                1.10                         1.10                          314,645
   2006                                                1.00 (01/03/06)              1.10                        1,475,241

  BAND 0
   2013                                             $  1.60                       $ 1.70                          119,441
   2012                                                1.40                         1.60                          274,583
   2011                                                1.38                         1.40                          257,600
   2010                                                1.20                         1.38                          215,406
   2009                                                0.81                         1.20                          253,460
   2008                                                1.13                         0.81                          170,988
   2007                                                1.12                         1.13                          182,619

AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R4
  BAND 125
   2013                                             $  1.40                       $ 1.47                        3,250,398
   2012                                                1.24                         1.40                        3,926,078
   2011                                                1.23                         1.24                        6,472,828
   2010                                                1.08                         1.23                        6,414,398
   2009                                                0.74                         1.08                        6,246,660
   2008                                                1.03                         0.74                        5,119,549
   2007                                                1.03                         1.03                        4,650,304

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R3
  BAND 125
   2013                                             $  1.22                       $ 1.50                       13,579,291
   2012                                                1.04                         1.22                       13,196,341
   2011                                                1.14                         1.04                       12,488,030
   2010                                                1.08                         1.14                       11,206,401
   2009                                                0.83                         1.08                        8,843,554
   2008                                                1.36                         0.83                        4,217,847
   2007                                                1.18                         1.36                        1,111,784
   2006                                                1.00 (01/03/06)              1.18                        7,560,340

  BAND 100
   2013                                             $  1.24                       $ 1.53                           11,272
   2012                                                1.06                         1.24                           12,012
   2011                                                1.16                         1.06                           29,164
   2010                                                1.09                         1.16                           25,192
   2009                                                0.83                         1.09                           48,493
   2008                                                1.37                         0.83                            9,357


                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.33                       $ 1.66                        1,060,196
   2012                                                1.12                         1.33                        1,380,108
   2011                                                1.22                         1.12                        1,183,845
   2010                                                1.13                         1.22                          720,831
   2009                                                0.86                         1.13                          556,583
   2008                                                1.40                         0.86                          373,765
   2007                                                1.19                         1.40                          256,098

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R4
  BAND 125
   2013                                             $  1.12                       $ 1.38                       35,430,230
   2012                                                0.95                         1.12                       42,309,178
   2011                                                1.04                         0.95                       42,581,932
   2010                                                0.98                         1.04                       38,570,362
   2009                                                0.75                         0.98                       30,937,527
   2008                                                1.23                         0.75                       25,084,924
   2007                                                1.06                         1.23                       17,556,300
   2006                                                1.00 (10/23/06)              1.06                          324,332

  BAND 0
   2013                                             $  1.21                       $ 1.51                          354,766
   2012                                                1.01                         1.21                          238,441
   2011                                                1.10                         1.01                          177,531
   2010                                                1.02                         1.10                          138,842

AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R3
  BAND 125
   2013                                             $  1.18                       $ 1.40                       19,001,099
   2012                                                1.01                         1.18                       16,301,051
   2011                                                1.18                         1.01                       13,803,526
   2010                                                1.10                         1.18                       10,279,349
   2009                                                0.80                         1.10                        7,169,202
   2008                                                1.37                         0.80                        2,810,044
   2007                                                1.17                         1.37                        1,131,501
   2006                                                1.00 (01/03/06)              1.17                        4,192,819

  BAND 100
   2013                                             $  1.20                       $ 1.43                          103,392
   2012                                                1.02                         1.20                           97,748
   2011                                                1.20                         1.02                          111,529
   2010                                                1.11                         1.20                           98,913
   2009                                                0.81                         1.11                           99,089
   2008                                                1.38                         0.81                           70,603
   2007                                                1.17                         1.38                           71,597
   2006                                                1.00 (01/03/06)              1.17                          105,030

  BAND 50
   2013                                             $  1.25                       $ 1.48                          147,693
   2012                                                1.05                         1.25                          142,989
   2011                                                1.23                         1.05                          142,239
   2010                                                1.13                         1.23                           13,733

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.29                       $ 1.54                       2,096,283
   2012                                                1.08                         1.29                       2,226,002
   2011                                                1.26                         1.08                       2,152,684
   2010                                                1.15                         1.26                       1,821,298
   2009                                                0.83                         1.15                       1,352,075
   2008                                                1.40                         0.83                         883,186
   2007                                                1.18                         1.40                         645,631
   2006                                                1.00 (01/03/06)              1.18                           8,090

AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R4
  BAND 125
   2013                                             $  1.09                       $ 1.30                      49,516,946
   2012                                                0.93                         1.09                      39,430,332
   2011                                                1.09                         0.93                      36,371,764
   2010                                                1.01                         1.09                      31,739,094
   2009                                                0.73                         1.01                      20,960,447
   2008                                                1.25                         0.73                      11,869,197
   2007                                                1.06                         1.25                       9,653,523
   2006                                                1.00 (10/23/06)              1.06                          95,172

  BAND 0
   2013                                             $  1.18                       $ 1.42                       3,888,457
   2012                                                0.99                         1.18                       3,696,773

AMERICAN FUNDS FUNDAMENTAL INVESTORS - CLASS R3
  BAND 125
   2013                                             $  1.13                       $ 1.46                      12,979,778
   2012                                                0.98                         1.13                      12,884,095
   2011                                                1.01                         0.98                      11,982,746
   2010                                                0.90                         1.01                       9,933,523
   2009                                                0.69                         0.90                       7,546,223
   2008                                                1.16                         0.69                       3,851,011
   2007                                                1.04                         1.16                       1,250,647

  BAND 100
   2013                                             $  1.14                       $ 1.49                          16,956
   2012                                                0.99                         1.14                          16,952
   2011                                                1.02                         0.99                          15,165
   2010                                                0.91                         1.02                          13,227
   2009                                                0.69                         0.91                          11,692

  BAND 50
   2013                                             $  1.18                       $ 1.54                          48,706
   2012                                                1.02                         1.18                          41,904
   2011                                                1.04                         1.02                          60,589
   2010                                                1.00 (01/03/06)              1.04                          27,095

  BAND 0
   2013                                             $  1.22                       $ 1.60                         958,957
   2012                                                1.04                         1.22                       1,206,528
   2011                                                1.07                         1.04                       1,151,468
   2010                                                0.94                         1.07                         524,482
   2009                                                0.71                         0.94                         303,084
   2008                                                1.17                         0.71                         149,014
   2007                                                1.04                         1.17                          85,995

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS(R) FUNDAMENTAL INVESTORS - CLASS R4
  BAND 125
   2013                                             $  1.15                       $ 1.49                      11,100,364
   2012                                                0.99                         1.15                      13,264,249
   2011                                                1.03                         0.99                      11,057,642
   2010                                                0.91                         1.03                       8,695,445
   2009                                                0.69                         0.91                       6,345,382
   2008                                                1.16                         0.69                       5,503,285
   2007                                                1.04                         1.16                       3,440,101

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R3
  BAND 125
   2013                                             $  1.14                       $ 1.11                         671,416
   2012                                                1.13                         1.14                         616,914
   2011                                                1.11                         1.13                         658,934
   2010                                                1.07                         1.11                         645,741
   2009                                                1.02                         1.07                         183,986
   2008                                                1.05                         1.02                         142,204
   2007                                                1.01                         1.05                         117,009

  BAND 0
   2013                                             $  1.24                       $ 1.23                          55,214
   2012                                                1.22                         1.24                          35,590
   2011                                                1.18                         1.22                         794,074
   2010                                                1.13                         1.18                         696,368
   2009                                                1.06                         1.13                         686,354
   2008                                                1.08                         1.06                         579,129
   2007                                                1.03                         1.08                          29,706
   2006                                                1.02                         1.03                         346,747

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R4
  BAND 125
   2013                                             $  1.15                       $ 1.12                       1,846,472
   2012                                                1.13                         1.15                       1,673,647
   2011                                                1.11                         1.13                         181,828
   2010                                                1.07                         1.11                         227,672
   2009                                                1.02                         1.07                         499,610
   2008                                                1.06                         1.02                         352,941
   2007                                                1.02                         1.06                         297,272
   2006                                                1.01 (01/03/06)              1.02                          30,202

AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R3
  BAND 125
   2013                                             $  1.08                       $ 1.35                       1,853,855
   2012                                                0.91                         1.08                         533,804
   2011                                                1.00 (06/23/11)              0.91                          22,761

AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R4
  BAND 125
   2013                                             $  1.09                       $ 1.36                       2,805,857
   2012                                                0.91                         1.09                         572,944
   2011                                                1.00 (06/23/11)              0.91                         222,013

  BAND 0
   2013                                             $  1.11                       $ 1.41                         160,899
   2012                                                0.92                         1.11                         100,207

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R3
  BAND 125
   2013                                             $  1.16                       $ 1.26                          129,191
   2012                                                1.00 (05/24/12)              1.16                              685

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R4
  BAND 125
   2013                                             $  1.17                       $ 1.27                        2,575,655
   2012                                                1.00 (05/24/12)              1.17                            5,580

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R3
  BAND 125
   2013                                             $  0.91                       $ 1.16                        1,803,072
   2012                                                0.76                         0.91                        1,650,612
   2011                                                0.90                         0.76                        1,068,601
   2010                                                0.74                         0.90                        1,073,473
   2009                                                0.48                         0.74                          449,350
   2008                                                0.97                         0.48                          121,503

  BAND 100
   2013                                             $  0.92                       $ 1.18                           16,699
   2012                                                0.77                         0.92                           16,699

  BAND 0
   2013                                             $  0.97                       $ 1.25                           10,806
   2012                                                0.80                         0.97                            9,386
   2011                                                0.93                         0.80                           18,900
   2010                                                1.00 (11/12/07)              0.93                           16,340

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R4
  BAND 125
   2013                                             $  0.93                       $ 1.18                          891,579
   2012                                                0.77                         0.93                          325,535
   2011                                                0.91                         0.77                          145,574
   2010                                                0.73                         0.91                           75,128
   2009                                                0.49                         0.73                           36,687

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R3
  BAND 125
   2013                                             $  1.15                       $ 1.51                       15,844,563
   2012                                                0.96                         1.15                       16,133,112
   2011                                                1.03                         0.96                       20,086,485
   2010                                                0.93                         1.03                       19,453,538
   2009                                                0.70                         0.93                       15,600,965
   2008                                                1.17                         0.70                        8,157,308
   2007                                                1.07                         1.17                        2,932,706
   2006                                                1.00 (01/03/06)              1.07                        3,947,513

  BAND 100
   2013                                             $  1.17                       $ 1.54                           92,240
   2012                                                0.98                         1.17                          102,043
   2011                                                1.04                         0.98                           98,082
   2010                                                0.94                         1.04                           86,557
   2009                                                0.71                         0.91                           95,688
   2008                                                1.18                         0.71                           67,386
   2007                                                1.08                         1.18                           55,479
   2006                                                1.05                         1.08                           78,710

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                             $  1.21                       $ 1.60                               63
   2012                                                1.01                         1.21                                0
   2011                                                1.07                         1.01                                0
   2010                                                1.00 (01/03/06)              1.07                           72,709

  BAND 0
   2013                                             $  1.25                       $ 1.67                        1,094,119
   2012                                                1.04                         1.25                          872,967
   2011                                                1.10                         1.04                        1,053,971
   2010                                                0.98                         1.10                        1,259,135
   2009                                                0.73                         0.98                          855,642
   2008                                                1.20                         0.73                          640,240
   2007                                                1.09                         1.20                          599,249

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R4
  BAND 125
   2013                                             $  1.12                       $ 1.48                       20,772,463
   2012                                                0.94                         1.12                       21,046,395
   2011                                                1.00                         0.94                       33,456,196
   2010                                                0.90                         1.00                       32,126,640
   2009                                                0.68                         0.90                       27,676,882
   2008                                                1.13                         0.68                       22,472,499
   2007                                                1.03                         1.13                       23,216,994
   2006                                                1.00 (10/23/06)              1.03                        1,364,103

  BAND 0
   2013                                             $  1.21                       $ 1.61                        5,449,490
   2012                                                1.00                         1.21                        6,069,619
   2011                                                1.05                         1.00                        6,365,220
   2010                                                0.94                         1.05                        7,261,795

AMERICAN: FUNDS(R) WASHINGTON MUTUAL INVESTORS - CLASS R3
  BAND 125
   2013                                             $  1.31                       $ 1.70                        1,319,491
   2012                                                1.19                         1.31                          819,793
   2011                                                1.13                         1.19                          270,357
   2010                                                1.01                         1.13                            9,329

  BAND 0
   2013                                             $  1.36                       $ 1.79                           69,699
   2012                                                1.22                         1.36                           53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS - CLASS R4
  BAND 125
   2013                                             $  1.32                       $ 1.73                        2,622,234
   2012                                                1.19                         1.32                        1,346,107
   2011                                                1.13                         1.19                              656
   2010                                                1.01                         1.13                               59

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2013                                             $  1.46                       $ 2.08                          496,406
    2012                                                1.22                         1.46                          679,774
    2011                                                1.40                         1.22                          596,422
    2010                                                1.12                         1.40                          620,110
    2009                                                0.70                         1.12                          583,343
    2008                                                1.36                         0.70                          699,721
    2007                                                1.40                         1.36                          902,727
    2006                                                1.29                         1.40                        1,074,915
    2005                                                1.29                         1.29                        1,297,362
    2004                                                1.07                         1.29                         1,589.54

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2013                                             $  1.55                       $ 2.24                          701,891
    2012                                                1.32                         1.55                          415.119
    2011                                                1.44                         1.32                          449,147
    2010                                                1.22                         1.44                          455,729
    2009                                                0.76                         1.22                          449,491
    2008                                                1.29                         0.76                          509,627
    2007                                                1.33                         1.29                        1,003,464
    2006                                                1.21                         1.33                        1,108,088
    2005                                                1.19                         1.21                        1,338,481
    2004                                                1.07                         1.19                        1,295,388

  BAND 0
    2013                                             $  1.77                       $ 2.59                           91,897

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.08                       $ 1.33                        3,328,948
    2012                                                1.00 (05/24/12)              1.08                          117,902

BLACKROCK GLOBAL ALLOCATION - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.37                       $ 1.56                          953,938
    2012                                                1.26                         1.37                          664,775
    2011                                                1.32                         1.26                          506,406
    2010                                                1.22                         1.32                          257,662
    2009                                                1.00 (05/01/09)              1.22                            6,944

BLACKROCK GLOBAL ALLOCATION - RETIREMENT CLASS
  BAND 125
    2013                                             $  1.34                       $ 1.51                        2,500,872
    2012                                                1.24                         1.34                        2,098,214
    2011                                                1.31                         1.24                        1,461,933
    2010                                                1.21                         1.31                          593,215
    2009                                                1.00 (05/01/09)              1.21                          243,203

  BAND 0
    2013                                             $  1.41                       $ 1.60                          269,595
    2012                                                1.28                         1.41                          251,336
    2011                                                1.34                         1.28                          232,977
    2010                                                1.00 (05/01/09)              1.34                          227,684

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
   2013                                             $  1.01                        $ 0.97                         163,914

BLACKROCK SMALL-CAP GROWTH EQUITY - INSTITUTIONAL CLASS
  BAND 125
   2013                                             $  1.70                        $ 2.44                         461,199
   2012                                                1.55                          1.70                         796,062
   2011                                                1.56                          1.55                         746,434
   2010                                                1.29                          1.56                         240,773
   2009                                                1.00 (05/01/09)               1.29                         120,601

CALVERT INCOME FUND - CLASS A
  BAND 125
   2013                                             $  1.49                        $ 1.46                         687,500
   2012                                                1.38                          1.49                         772,035
   2011                                                1.36                          1.38                       7,341,185
   2010                                                1.30                          1.36                       6,852,140
   2009                                                1.13                          1.30                       8,111,187
   2008                                                1.30                          1.13                       8,418,804
   2007                                                1.25                          1.30                       8,056,946
   2006                                                1.21                          1.25                       6,049,183
   2005                                                1.18                          1.21                       4,664,735
   2004                                                1.05                          1.18                       3,691,036

CALVERT SMALL-CAP VALUE - CLASS A
  BAND 125
   2013                                             $  1.17                        $ 1.63                         158,931
   2012                                                1.03                          1.17                         161,347
   2011                                                1.09                          1.03                         162,228
   2010                                                0.72                          1.09                         176,375
   2009                                                0.62                          0.72                         213,747
   2008                                                0.95                          0.62                         192,068
   2007                                                0.97                          0.95                         175,128
   2006                                                0.98                          0.97                         163,022
   2005                                                1.09                          0.98                         124,291
   2004                                                1.01                          1.09                          97,729

CALVERT VP SRI MID-CAP GROWTH - CLASS A
  BAND 125
   2013                                             $  2.94                        $ 3.77                       2,665,181
   2012                                                2.55                          2.94                       2,170,571
   2011                                                2.52                          2.55                       2,493,785
   2010                                                1.94                          2.52                       2,427,176
   2009                                                1.49                          1.94                       2,423,476
   2008                                                2.40                          1.49                       2,588,764
   2007                                                2.21                          2.40                       2,831,178
   2006                                                2.09                          2.21                       3,698,863
   2005                                                2.11                          2.09                       5,906,245
   2004                                                1.95                          2.11                       6,184,602

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

CALVERT EQUITY PORTFOLIO - CLASS A
  BAND 125
    2013                                             $   1.43                      $ 1.84                       1,694,947
    2012                                                 1.25                        1.43                       1,664,504
    2011                                                 1.29                        1.25                       1,159,596
    2010                                                 1.12                        1.29                         567,229
    2009                                                 0.85                        1.12                         504,212
    2008                                                 1.33                        0.85                         439,777
    2007                                                 1.23                        1.33                         391,360
    2006                                                 1.13                        1.23                         403,306
    2005                                                 1.10                        1.13                         359,921
    2004                                                 1.04                        1.10                         403,799

  BAND 100
    2013                                             $   1.46                      $ 1.88                             261

  BAND 50
    2013                                             $   1.53                      $ 1.98                           2,734
    2012                                                 1.33                        1.53                           2,307
    2011                                                 1.37                        1.33                           2,189

  BAND 0
    2013                                             $   1.63                      $ 2.12                         137,397
    2012                                                 1.41                        1.63                         227,016

COLUMBIA ACORN INTERNATIONAL - A
  BAND 125
    2013                                             $   1.15                      $ 1.39                          11,386
    2012                                                 1.00 (05/24/12)             1.15                             563

COLUMBIA ACORN INTERNATIONAL - Z
  BAND 125
    2013                                             $   1.15                      $ 1.39                          31,946
    2012                                                 1.00 (05/24/12)             1.15                          10,679

COLUMBIA ACORN INTERNATIONAL - R4
  BAND 125
    2013                                             $   1.00 (03/14/13)           $ 1.14                             247

COLUMBIA EMERGING MARKETS - A
  BAND 125
    2013                                             $   1.21                      $ 1.11                          48,556
    2012                                                 1.01                        1.21                           1,398

  BAND 100
    2013                                             $   1.21                      $ 1.11                              85

COLUMBIA MID-CAP INDEX FUND - CLASS A
  BAND 125
    2013                                             $   1.17                      $ 1.54                       9,286,812
    2012                                                 1.01                        1.17                       6,729,162
    2011                                                 1.05                        1.01                       4,820,497
    2010                                                 0.84                        1.05                       3,023,079
    2009                                                 0.62                        0.84                         121,423

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                               $  1.25                         $1.66                           546,735
   2012                                                  1.07                          1.25                           424,448
   2011                                                  1.09                          1.07                           324,618
   2010                                                  0.86                          1.09                           389,883

COLUMBIA MULTIADVISOR SMALL CAP VALUE - CLASS A
  BAND 125
   2013                                               $  1.22                         $1.64                            82,738
   2012                                                  1.06                          1.22                             2,251

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS A
  BAND 125
   2013                                               $  1.06                         $1.29                           112,419
   2012                                                  1.00                          1.06                           421,763

  BAND 0
   2013                                               $  1.08                         $1.33                             8,311
   2012                                                  1.00                          1.08                           212,553

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS R4
  BAND 125
   2013                                               $  1.00 (03/14/13)              $1.14                               131

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS Z
  BAND 125
   2013                                               $  1.07                         $1.30                           114,196
   2012                                                  1.00                          1.07                         1,884,640

COLUMBIA SMALL-CAP INDEX FUND - CLASS A
  BAND 125
   2013                                               $  1.15                         $1.60                         8,074,633
   2012                                                  1.01                          1.15                         5,969,507
   2011                                                  1.01                          1.01                         4,340,079
   2010                                                  0.82                          1.01                         1,875,633
   2009                                                  0.66                          0.82                            63,922
   2008                                                  0.97                          0.66                             5,055

  BAND 0
   2013                                               $  1.23                         $1.73                           768,286
   2012                                                  1.06                          1.23                           681,804
   2011                                                  1.05                          1.06                           347,893
   2010                                                  0.84                          1.05                           421,324

CRM MID-CAP VALUE - INVESTOR CLASS
  BAND 125
   2013                                               $  1.54                         $2.03                           379,868
   2012                                                  1.33                          1.54                           338,851
   2011                                                  1.45                          1.33                           316,585
   2010                                                  1.24                          1.45                           257,232
   2009                                                  1.00 (05/01/09)               1.24                           230,195

DFA EMERGING MARKETS VALUE - CLASS R2
  BAND 125
   2013                                               $  0.92                         $0.87                         5,426,348
   2012                                                  0.78                          0.92                           576,446
   2011                                                  1.00 (06/23/11)               0.78                           283,839

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA GLOBAL 25/75 - CLASS R2
  BAND 125
    2013                                            $  1.04                       $ 1.08                      1,831,664
    2012                                               0.98                         1.04                      1,858,825

DFA GLOBAL 60/40 - CLASS R2
  BAND 125
    2013                                            $  1.05                       $ 1.20                     10,142,362
    2012                                               0.95                         1.05                      9,642,950

DFA GLOBAL EQUITY - CLASS R2
  BAND 125
    2013                                            $  1.05                       $ 1.34                      1,693,548
    2012                                               0.90                         1.05                      1,561,258
    2011                                               1.00 (06/23/11)              0.90                          2,742

DFA INTERNATIONAL VALUE - CLASS R2
  BAND 125
    2013                                            $  0.94                       $ 1.14                        579,713
    2012                                               0.82                         0.94                        504,704
    2011                                               1.00 (06/23/11)              0.82                          2,156

DFA U.S. TARGETED VALUE - CLASS R2
  BAND 125
    2013                                            $  1.07                       $ 1.51                      1,229,072
    2012                                               0.91                         1.07                        275,002
    2011                                               1.00 (06/23/11)              0.91                         30,387

DWS ALTERNATIVE ASSET ALLOCATION PLUS - CLASS A
   BAND 125
    2013                                            $  1.40                       $ 1.39                         92,885
    2012                                               1.29                         1.40                         44,806
    2011                                               1.36                         1.29                          4,594
    2010                                               1.22                         1.36                          1,856

  BAND 0
    2013                                            $  1.46                       $ 1.47                         45,808
    2012                                               1.34                         1.46                         41,254
    2011                                               1.39                         1.34                         11,080
    2010                                               1.23                         1.39                         20,809
    2009                                               1.00 (05/01/09)              1.23                             96

DWS LARGE CAP VALUE - CLASS A
  BAND 125
    2013                                            $  1.20                       $ 1.55                         65,201
    2012                                               1.11                         1.20                        230,075
    2011                                               1.13                         1.11                        194,845
    2010                                               1.00 (05/27/10)              1.13                         67,282

DWS MID CAP VALUE FUND - CLASS A
  BAND 125
    2013                                            $  1.64                       $ 2.24                         23,354
    2012                                               1.42                         1.64                         22,226
    2011                                               1.53                         1.42                          2,715
    2010                                               1.30                         1.53                          2,598

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $   1.66                       $ 2.27                           1,946

DWS MID CAP VALUE FUND - CLASS S
  BAND 125
   2013                                             $   1.66                       $ 2.27                           1,594
   2012                                                 1.43                         1.66                              89
   2011                                                 1.54                         1.43                              45

DWS SMALL-CAP VALUE - CLASS A
  BAND 125
   2013                                             $   1.56                       $ 2.07                         108,895
   2012                                                 1.36                         1.56                          91,002
   2011                                                 1.54                         1.36                         185,312
   2010                                                 1.31                         1.54                         108,134
   2009                                                 1.00 (05/01/09)              1.31                          62,698

  BAND 0
   2013                                             $   1.63                       $ 2.20                           3,191
   2012                                                 1.41                         1.63                          45,934
   2011                                                 1.57                         1.41                          44,371
   2010                                                 1.32                         1.57                           6,160

DWS SMALL-CAP VALUE - CLASS S
  BAND 125
   2013                                             $   1.57                       $ 2.09                          27,250
   2012                                                 1.37                         1.57                          35,043
   2011                                                 1.54                         1.37                          36,903
   2010                                                 1.31                         1.54                          40,674
   2009                                                 1.00 (05/01/09)              1.31                          13,710

DWS RREEF REAL ESTATE SECURITIES - CLASS A
  BAND 125
   2013                                             $   1.15                       $ 1.13                         547,199
   2012                                                 1.00                         1.15                         457,543
   2011                                                 1.00 (06/23/11)              1.00                           9,538

  BAND 0
   2013                                             $   1.17                       $ 1.17                          96,180
   2012                                                 1.00                         1.17                         238,363
   2011                                                 1.00 (06/23/11)              1.00                         200,962

DWS RREEF REAL ESTATE SECURITIES - CLASS S
  BAND 125
   2013                                             $   1.16                       $ 1.14                       1,535,405
   2012                                                 1.00                         1.16                         595,390
   2011                                                 1.00 (06/23/11)              1.00                         309,548

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS A
  BAND 125
   2013                                             $   1.04                       $ 0.98                          15,909
   2012                                                 1.03                         1.04                          16,683
   2011                                                 1.00 (06/23/11)              1.03                          12,247

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS S
  BAND 125
    2013                                            $   1.04                      $ 0.98                         359,757
    2012                                                1.03                        1.04                         144,176
    2011                                                1.00 (06/23/11)             1.03                         131,711

FIDELITY(R) ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS T
  BAND 125
    2013                                            $   1.84                      $ 2.28                          64,801
    2012                                                1.55                        1.84                          66,547
    2011                                                1.82                        1.55                          66,949
    2010                                                1.69                        1.82                          82,682
    2009                                                1.39                        1.69                          85,749
    2008                                                2.42                        1.39                         106,914
    2007                                                2.24                        2.42                         120,628
    2006                                                1.95                        2.24                         200,529
    2005                                                1.66                        1.95                         243,824
    2004                                                1.42                        1.66                         235,525

FIDELITY(R) ADVISOR DIVIDEND GROWTH - CLASS T
  BAND 125
    2013                                            $   1.48                      $ 1.91                         574,454
    2012                                                1.26                        1.48                         513,362
    2011                                                1.41                        1.26                         442,190
    2010                                                1.18                        1.41                         335,381
    2009                                                0.78                        1.18                         464,760
    2008                                                1.41                        0.78                         292,927
    2007                                                1.43                        1.41                         300,611
    2006                                                1.27                        1.43                         322,401
    2005                                                1.25                        1.27                         281,087
    2004                                                1.20                        1.25                          34,289

  BAND 100
    2013                                            $   1.51                      $ 1.96                           2,465
    2012                                                1.29                        1.51                           2,162
    2011                                                1.43                        1.29                           1,792
    2010                                                0.79                        1.43                           8,747
    2009                                                1.43                        0.79                           6,715
    2008                                                1.44                        1.43                          33,701

FIDELITY(R) ADVISOR EQUITY GROWTH FUND - CLASS T
  BAND 125
    2013                                            $   1.30                      $ 1.74                         380,907
    2012                                                1.16                        1.30                         467,664
    2011                                                1.17                        1.16                         512,896
    2010                                                0.96                        1.17                         523,949
    2009                                                0.76                        0.96                         501,550
    2008                                                1.46                        0.76                         340,137
    2007                                                1.17                        1.46                         226,857
    2006                                                1.17                        1.17                          36,471

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                             $  1.39                        $ 1.87                         650,285
   2012                                                1.22                          1.39                         674,189
   2011                                                1.23                          1.22                         671,968
   2010                                                1.00                          1.23                         672,312
   2009                                                0.79                          1.00                         577,242
   2008                                                1.50                          0.79                         515,867
   2007                                                1.20                          1.50                         488,499
   2006                                                1.12                          1.20                         473,800
   2005                                                1.07                          1.12                           1,663

FIDELITY(R) ADVISOR EQUITY INCOME FUND - CLASS T
  BAND 125
   2013                                             $  1.60                        $ 2.01                         335,706
   2012                                                1.39                          1.60                         359,567
   2011                                                1.40                          1.39                         400,737
   2010                                                1.25                          1.40                         491,198
   2009                                                1.02                          1.25                         405,974
   2008                                                1.75                          1.02                         332,880
   2007                                                1.71                          1.75                         265,126
   2006                                                1.66                          1.71                         185,051

  BAND 50
   2013                                             $  1.71                        $ 2.17                         209,346
   2012                                                1.48                          1.71                         231,045
   2011                                                1.48                          1.48                         344,040
   2010                                                1.31                          1.48                         329,502
   2009                                                1.06                          1.31                         288,245
   2008                                                1.80                          1.06                         267,247
   2007                                                1.75                          1.80                         210,987
   2006                                                1.69                          1.75                         185,955

  BAND 0
   2013                                             $  1.81                        $ 2.31                               0
   2012                                                1.56                          1.81                               0
   2011                                                1.55                          1.56                          33,784
   2010                                                1.37                          1.55                          28,514
   2009                                                1.10                          1.37                          22,644
   2008                                                1.87                          1.10                          15,455
   2007                                                1.80                          1.87                          11,326
   2006                                                1.54                          1.80                           5,654
   2005                                                1.41                          1.54                         142,901
   2004                                                1.28                          1.41                          42,044

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS A
  BAND 125
   2013                                             $  1.08                        $ 1.18                         196,809
   2012                                                0.99                          1.08                       1,340,352
   2011                                                1.01                          0.99                       1,821,914
   2010                                                0.91                          1.01                       1,304,220
   2009                                                0.73                          0.91                       1,677,469
   2008                                                1.01                          0.73                       2,210,008

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.16                       $ 1.28                                0
   2012                                                1.05                         1.16                          666,140

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS T
  BAND 125
   2013                                             $  1.24                       $ 1.35                        3,011,856
   2012                                                1.15                         1.24                        5,413,226
   2011                                                1.17                         1.15                        6,003,149
   2010                                                1.06                         1.17                        6,149,228
   2009                                                0.85                         1.06                        6,463,555
   2008                                                1.18                         0.85                        4,472,109
   2007                                                1.12                         1.18                        2,560,297
   2006                                                1.09                         1.12                          557,192

  BAND 100
   2013                                             $  1.27                       $ 1.38                          481,849
   2012                                                1.17                         1.27                          528,369
   2011                                                1.18                         1.17                          539,122
   2010                                                1.07                         1.18                          564,987
   2009                                                0.86                         1.07                          537,044
   2008                                                1.19                         0.86                          554,361
   2007                                                1.12                         1.19                            7,983
   2006                                                1.09                         1.12                            3,574

  BAND 0
   2013                                             $  1.37                       $ 1.51                          239,195
   2012                                                1.25                         1.37                          563,501
   2011                                                1.26                         1.25                          874,492
   2010                                                1.12                         1.26                          965,926
   2009                                                0.90                         1.12                          917,807
   2008                                                l.22                         0.90                          503,935
   2007                                                1.14                         1.22                          224,594
   2006                                                1.05                         1.14                          130,182
   2005                                                1.00 (03/01/05)              1.05                           20,259

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS A
  BAND 125
   2013                                             $  1.06                       $ 1.16                        1,008,968
   2012                                                0.97                         1.06                        3,989,278
   2011                                                0.99                         0.97                        3,817,018
   2010                                                0.89                         0.99                        3,432,413
   2009                                                0.72                         0.89                        2,665,547
   2008                                                1.01                         0.72                        1,782,229
   2007                                                1.00 (05/24/07)              1.01                           85,021

  BAND 0
   2013                                             $  1.14                       $ 1.26                                0
   2012                                                1.03                         1.14                          162,015

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS T
  BAND 125
   2013                                             $  1.25                       $ 1.37                        7,464,193
   2012                                                1.15                         1.25                       12,403,755
   2011                                                1.18                         1.15                       14,122,945
   2010                                                1.06                         1.18                       13,833,358
   2009                                                0.85                         1.06                       13,248,548
   2008                                                1.21                         0.85                        6,035,674
   2007                                                1.14                         1.21                        2,212,996
   2006                                                1.11                         1.14                          716,296

  BAND 100
   2013                                             $  1.28                       $ 1.40                                0
   2012                                                1.17                         1.28                                0
   2011                                                1.19                         1.17                                0
   2010                                                1.07                         1.19                           22,097
   2009                                                0.86                         1.07                           18,844
   2008                                                1.22                         0.86                           13,065
   2007                                                1.14                         1.22                           11,743
   2006                                                1.11                         1.14                            4,990

  BAND 50
   2013                                             $  1.33                       $ 1.47                           88,979
   2012                                                1.21                         1.33                           58,168
   2011                                                1.23                         1.21                           28,895
   2010                                                1.10                         1.23                            6,118
   2009                                                0.88                         1.10                              390

  BAND 0
   2013                                             $  1.38                       $ 1.53                          695,969
   2012                                                1.25                         1.38                          925,665
   2011                                                1.26                         1.25                          715,419
   2010                                                1.13                         1.26                          577,339
   2009                                                0.90                         1.13                          510,765
   2008                                                1.25                         0.90                          285,007
   2007                                                1.17                         1.25                          197,677
   2006                                                1.06                         1.17                          125,500
   2005                                                1.00 (03/01/05)              1.06                           93,903

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS A
  BAND 125
   2013                                             $  1.01                       $ 1.13                        2,821,761
   2012                                                0.92                         1.01                        9,889,546
   2011                                                0.95                         0.92                        8,467,230
   2010                                                0.84                         0.95                        7,850,754
   2009                                                0.66                         0.84                        6,276,457
   2008                                                1.01                         0.66                        5,851,998
   2007                                                1.00 (05/24/07)              1.01                        4,077,984

  BAND 0
   2013                                             $  1.09                       $ 1.23                                0
   2012                                                0.98                         1.09                        3,931,304

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS T
  BAND 125
   2013                                             $  1.23                       $ 1.36                       10,028,587
   2012                                                1.12                         1.23                       14,036,695
   2011                                                1.15                         1.12                       14,968,176
   2010                                                1.03                         1.15                       14,644,737
   2009                                                0.81                         1.03                       13,736,268
   2008                                                1.23                         0.81                        8,317,685
   2007                                                1.16                         1.23                        3,336,131
   2006                                                1.12                         1.16                        1,538,751

  BAND 100
   2013                                             $  1.25                       $ 1.39                          916,314
   2012                                                1.14                         1.25                        1,022,868
   2011                                                1.17                         1.14                          939,111
   2010                                                1.04                         1.17                          968,898
   2009                                                0.81                         1.04                          944,832
   2008                                                1.24                         0.81                          879,690
   2007                                                1.16                         1.24                            9,727
   2006                                                1.13                         1.16                            4,847

  BAND 50
   2013                                             $  1.30                       $ 1.45                          242,855
   2012                                                1.18                         1.30                          218,638
   2011                                                1.20                         1.18                          179,774
   2010                                                1.07                         1.20                          150,356
   2009                                                0.83                         1.07                            3,654

  BAND 0
   2013                                             $  1.35                       $ 1.52                          526,361
   2012                                                1.22                         1.35                        1,235,158
   2011                                                1.24                         1.22                        2,838,097
   2010                                                1.09                         1.24                        2,584,253
   2009                                                0.85                         1.09                        2,192,200
   2008                                                1.28                         0.85                        1,369,723
   2007                                                1.18                         1.28                          812,343
   2006                                                1.06                         1.18                          137,107
   2005                                                1.00 (03/01/05)              1.06                           39,697

FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS A
  BAND 125
   2013                                             $  1.01                       $ 1.15                        2,010,059
   2012                                                0.91                         1.01                        3,340,118
   2011                                                0.94                         0.91                        3,576,781
   2010                                                0.83                         0.94                        2,682,291
   2009                                                0.64                         0.83                        1,496,904
   2008                                                1.01                         0.64                        1,056,870
   2007                                                1.00 (05/24/07)              1.01                          283,663

  BAND 0
   2013                                             $  1.08                       $ 1.25                                0
   2012                                                0.96                         1.08                           38,100

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS T
  BAND 125
   2013                                             $  1.23                       $ 1.40                        7,225,631
   2012                                                1.11                         1.23                       10,735,273
   2011                                                1.15                         1.11                       11,460,614
   2010                                                1.02                         1.15                       11,007,201
   2009                                                0.79                         1.02                        9,647,630
   2008                                                1.25                         0.79                        4,571,759
   2007                                                1.16                         1.25                        1,484,817
   2006                                                1.13                         1.16                          561,912

  BAND 100
   2013                                             $  1.25                       $ 1.43                                0
   2012                                                1.13                         1.25                                0
   2011                                                1.17                         1.13                                0
   2010                                                1.03                         1.17                           44,190
   2009                                                0.80                         1.03                           36,181
   2008                                                1.25                         0.80                           23,181
   2007                                                1.17                         1.25                           22,031
   2006                                                1.13                         1.17                           14,350

  BAND 50
   2013                                             $  1.30                       $ 1.50                           98,479
   2012                                                1.17                         1.30                          100,715
   2011                                                1.21                         1.17                            4,234

  BAND 0
   2013                                             $  1.36                       $ 1.57                          946,328
   2012                                                1.21                         1.36                        1,360,533
   2011                                                1.24                         1.21                        1,514,004
   2010                                                1.09                         1.24                        1,020,401
   2009                                                0.83                         1.09                          776,029
   2008                                                1.29                         0.83                          463,578
   2007                                                1.19                         1.29                          226,462
   2006                                                1.07                         1.19                          119,376
   2005                                                1.00 (03/01/05)              1.07                           20,815

FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS A
  BAND 125
   2013                                             $  0.96                       $ 1.11                        2,357,185
   2012                                                0.86                         0.96                        4,274,807
   2011                                                0.90                         0.86                        4,088,285
   2010                                                0.79                         0.90                        2,621,333
   2009                                                0.61                         0.79                        1,751,673
   2008                                                1.01                         0.61                        1,135,535
   2007                                                1.00 (05/24/07)              1.01                          166,049

  BAND 0
   2013                                             $  1.03                       $ 1.21                                0
   2012                                                0.91                         1.03                        2,701,326

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS T
  BAND 125
   2013                                             $  1.19                       $ 1.38                       8,880,891
   2012                                                1.07                         1.19                      11,953,765
   2011                                                1.12                         1.07                      12,479,745
   2010                                                0.99                         1.12                      11,727,878
   2009                                                0.76                         0.99                      10,790,182
   2008                                                1.27                         0.76                       6,118,305
   2007                                                1.18                         1.27                       1,852,672
   2006                                                1.14                         1.18                         907,740

  BAND 100
   2013                                             $  1.22                       $ 1.41                         702,787
   2012                                                1.09                         1.22                         663,955
   2011                                                1.14                         1.09                         607,081
   2010                                                1.00                         1.14                         651,049
   2009                                                0.77                         1.00                         718,274
   2008                                                1.28                         0.77                         651,510
   2007                                                1.19                         1.28                           7,111
   2006                                                1.15                         1.19                           2,955

  BAND 50
   2013                                             $  1.27                       $ 1.47                          89,553
   2012                                                1.13                         1.27                          25,956
   2011                                                1.17                         1.13                          13,262
   2010                                                1.03                         1.17                           2,144

  BAND 0
   2013                                             $  1.32                       $ 1.54                         949,696
   2012                                                1.17                         1.32                       1,386,131
   2011                                                1.21                         1.17                       2,180,406
   2010                                                1.05                         1.21                       2,041,411
   2009                                                0.80                         1.05                       1,904,528
   2008                                                1.32                         0.80                       1,192,093
   2007                                                1.21                         1.32                         966,196
   2006                                                1.07                         1.21                         264,262

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS A
  BAND 125
   2013                                             $  0.95                       $ 1.13                       1,231,726
   2012                                                0.84                         0.95                       2,632,123
   2011                                                0.90                         0.84                       2,325,622
   2010                                                0.78                         0.90                       1,660,960
   2009                                                0.60                         0.78                       1,296,234
   2008                                                1.01                         0.60                         750,125
   2007                                                1.00 (05/24/07)              1.01                         132,511

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS T
  BAND 125
   2013                                             $  1.19                       $ 1.40                        5,443,162
   2012                                                1.06                         1.19                        7,259,926
   2011                                                1.12                         1.06                        7,923,041
   2010                                                0.99                         1.12                        7,328,957
   2009                                                0.76                         0.99                        5,819,277
   2008                                                1.27                         0.76                        2,636,351
   2007                                                1.18                         1.27                          600,825
   2006                                                1.14                         1.18                          245,057

  BAND 100
   2013                                             $  1.21                       $ 1.43                                0
   2012                                                1.07                         1.21                                0
   2011                                                1.14                         1.07                                0
   2010                                                1.00                         1.14                           34,521
   2009                                                0.76                         1.00                           32,749
   2008                                                1.28                         0.76                           28,530
   2007                                                1.19                         1.28                           21,693
   2006                                                1.15                         1.19                           13,727

  BAND 50
   2013                                             $  1.26                       $ 1.50                           18,604
   2012                                                1.11                         1.26                           11,862
   2011                                                1.17                         1.11                            5,519
   2010                                                1.02                         1.17                            1,059

  BAND 0
   2013                                             $  1.31                       $ 1.56                          689,886
   2012                                                1.15                         1.31                        1,583,681
   2011                                                1.21                         1.15                        1,574,114
   2010                                                1.05                         1.21                        1,423,094
   2009                                                0.79                         1.05                        1,266,070
   2008                                                1.32                         0.79                          865,943
   2007                                                1.21                         1.32                          318,069
   2006                                                1.07                         1.21                          159,956

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS A
  BAND 125
   2013                                             $  0.94                       $ 1.11                          910,802
   2012                                                0.83                         0.94                        2,297,167
   2011                                                0.88                         0.83                        2,321,272
   2010                                                0.77                         0.88                        1,864,385
   2009                                                0.59                         0.77                        1,603,816
   2008                                                1.00                         0.59                        1,239,789
   2007                                                1.00 (05/24/07)              1.00                          494,492

  BAND 0
   2013                                             $  1.00                       $ 1.21                                0
   2012                                                0.88                         1.00                        2,329,215

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS T
  BAND 125
   2013                                             $  1.18                       $ 1.40                        6,097,507
   2012                                                1.05                         1.18                        8,023,085
   2011                                                1.12                         1.05                        8,912,034
   2010                                                0.98                         1.12                        8,528,921
   2009                                                0.75                         0.98                        7,610,841
   2008                                                1.28                         0.75                        4,208,970
   2007                                                1.19                         1.28                        1,399,390
   2006                                                1.15                         1.19                          658,411

  BAND 100
   2013                                             $  1.20                       $ 1.43                          183,955
   2012                                                1.07                         1.20                          165,452
   2011                                                1.13                         1.07                          142,167
   2010                                                0.99                         1.13                          142,760
   2009                                                0.75                         0.99                          136,320
   2008                                                1.29                         0.75                          113,361
   2007                                                1.20                         1.29                            8,468
   2006                                                1.15                         1.20                            3,297

  BAND 50
   2013                                             $  1.25                       $ 1.49                           10,267
   2012                                                1.10                         1.25                            4,717
   2011                                                1.17                         1.10                           15,695
   2010                                                1.01                         1.17                              236

  BAND 0
   2013                                             $  1.30                       $ 1.56                        2,216,911
   2012                                                1.14                         1.30                        3,775,238
   2011                                                1.20                         1.14                        4,250,155
   2010                                                1.04                         1.20                        3,678,833
   2009                                                0.78                         1.04                        3,159,009
   2008                                                1.33                         0.78                        1,811,399
   2007                                                1.22                         1.33                        1,252,423
   2006                                                1.07                         1.22                          386,584

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS A
  BAND 125
   2013                                             $  0.93                       $ 1.11                          868,116
   2012                                                0.82                         0.93                        1,469,544
   2011                                                0.88                         0.82                        1,257,261
   2010                                                0.76                         0.88                          759,449
   2009                                                0.58                         0.76                          515,640
   2008                                                1.00                         0.58                          178,063
   2007                                                1.00 (05/24/07)              1.00                               98

  BAND 0
   2013                                             $  1.00                       $ 1.21                                0
   2012                                                0.87                         1.00                          158,126

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS T
  BAND 125
   2013                                             $  0.92                       $ 1.09                        3,095,269
   2012                                                0.81                         0.92                        3,857,436
   2011                                                0.87                         0.81                        4,278,125
   2010                                                0.76                         0.87                        3,833,729
   2009                                                0.58                         0.76                        2,900,608
   2008                                                1.00                         0.58                          822,566
   2007                                                1.00 (05/24/07)              1.00                           69,990

  BAND 100
   2013                                             $  0.93                       $ 1.11                            6,821

  BAND 50
   2013                                             $  0.96                       $ 1.15                           19,841
   2012                                                0.84                         0.96                            9,330
   2011                                                0.89                         0.84                            4,775
   2010                                                1.00 (05/24/07)              0.89                              398

  BAND 0
   2013                                             $  0.98                       $ 1.19                        1,113,020
   2012                                                0.86                         0.98                        1,212,506
   2011                                                0.91                         0.86                        1,128,954
   2010                                                0.79                         0.91                          862,059
   2009                                                0.59                         0.79                          676,115
   2008                                                1.01                         0.59                          131,630
   2007                                                1.00 (05/24/07)              1.01                           45,628

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS A
  BAND 125
   2013                                             $  0.92                       $ 1.10                          599,525
   2012                                                0.81                         0.92                        1,144,400
   2011                                                0.87                         0.81                          990,950
   2010                                                0.75                         0.87                          728,315
   2009                                                0.57                         0.75                          599,089
   2008                                                1.01                         0.57                          192,746
   2007                                                1.00 (05/24/07)              1.01                            1,220

  BAND 0
   2013                                             $  0.98                       $ 1.19                                0
   2012                                                0.86                         0.98                        2,206,785

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS T
  BAND 125
   2013                                             $  0.90                       $ 1.08                        2,353,264
   2012                                                0.80                         0.90                        2,705,965
   2011                                                0.86                         0.80                        2,777,533
   2010                                                0.75                         0.86                        2,559,055
   2009                                                0.57                         0.75                        1,915,456
   2008                                                1.00                         0.57                          763.226
   2007                                                1.00 (05/24/07)              1.00                            8,809

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $  0.92                       $ 1.10                           54,881
   2012                                                0.81                         0.92                           36,582
   2011                                                0.87                         0.81                           30,848
   2010                                                0.76                         0.87                            7,154
   2009                                                0.57                         0.76                            5,172
   2008                                                1.01                         0.57                            4,719

  BAND 50
   2013                                             $  0.94                       $ 1.13                           41,163
   2012                                                0.83                         0.94                           25,098
   2011                                                0.88                         0.83                           25,855
   2010                                                0.77                         0.88                           19,278

  BAND 0
   2013                                             $  0.97                       $ 1.17                          854,837
   2012                                                0.85                         0.97                          890,020
   2011                                                0.90                         0.85                          847,405
   2010                                                0.78                         0.90                          583,546
   2009                                                0.58                         0.78                          469,356
   2008                                                1.01                         0.58                           98,233
   2007                                                1.00 (05/24/07)              1.01                           17,795

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS A
  BAND 125
   2013                                             $  1.16                       $ 1.40                           22,668
   2012                                                1.02                         1.16                           15,543

  BAND 0
   2013                                             $  1.18                       $ 1.43                                0
   2012                                                1.02                         1.18                            2,386

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS T
  BAND 125
   2013                                             $  1.16                       $ 1.39                          127,921
   2012                                                1.02                         1.16                           27,174

  BAND 50
   2013                                             $  1.17                       $ 1.41                            5,600

  BAND 0
   2013                                             $  1.17                       $ 1.43                           13,520
   2012                                                1.02                         1.17                            2,593

FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS A
  BAND 125
   2013                                             $  1.13                       $ 1.16                          190,346
   2012                                                1.08                         1.13                          313,005
   2011                                                1.07                         1.08                          333,273
   2010                                                1.01                         1.07                           95,633
   2009                                                0.87                         1.01                          130,652
   2008                                                1.02                         0.87                           84,260
   2007                                                1.00 (05/24/07)              1.02                           15,111

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2013                                             $  1.21                       $ 1.26                               0
    2012                                                1.14                         1.21                          89,793

FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS T
  BAND 125
    2013                                             $  1.21                       $ 1.24                         787,663
    2012                                                1.16                         1.21                         921,412
    2011                                                1.15                         1.16                         903,555
    2010                                                1.09                         1.15                       1,059,514
    2009                                                0.94                         1.09                       1,142,830
    2008                                                1.10                         0.94                         827,093
    2007                                                1.06                         1.10                         218,421
    2006                                                1.05                         1.06                          76,620

  BAND 0
    2013                                             $  1.33                       $ 1.39                           1,938
    2012                                                1.26                         1.33                              18
    2011                                                1.24                         1.26                           7,593
    2010                                                1.15                         1.24                           7,098
    2009                                                0.98                         1.15                           2,768
    2008                                                1.14                         0.98                           5,193

FIDELITY(R) ADVISOR GROWTH & INCOME - CLASS T
  BAND 125
    2013                                             $  1.47                       $ 1.92                         142,149
    2012                                                1.26                         1.47                         102,373
    2011                                                1.26                         1.26                          85,428
    2010                                                1.12                         1.26                          79,843
    2009                                                0.90                         1.12                          62,255
    2008                                                1.56                         0.90                          61,556
    2007                                                1.42                         1.56                          28,956

  BAND 100
    2013                                             $  1.50                       $ 1.97                          12,055
    2012                                                1.29                         1.50                          29,925
    2011                                                1.28                         1.29                          28,010
    2010                                                1.14                         1.28                          22,828
    2009                                                0.91                         1.14                          19,714
    2008                                                1.58                         0.91                          16,921

FIDELITY(R) ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
  BAND 125
    2013                                             $  1.36                       $ 1.83                         284,741
    2012                                                1.16                         1.36                         296,324
    2011                                                1.16                         1.16                         187,626
    2010                                                0.95                         1.16                         262,484
    2009                                                0.65                         0.95                         190,108
    2008                                                1.48                         0.65                         205,633
    2007                                                1.22                         1.48                         106,976
    2006                                                1.18                         1.22                          61,636
    2005                                                1.10                         1.18                          43,832
    2004                                                1.00 (05/01/04)              1.10                          22,265

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
  BAND 125
    2013                                             $  1.39                       $ 1.67                                0
    2012                                                1.13                         1.39                              872
    2011                                                1.31                         1.13                              872
    2010                                                1.15                         1.31                              872
    2009                                                0.75                         1.15                            1,009
    2008                                                1.55                         0.75                            1,009
    2007                                                1.51                         1.55                            1,009
    2006                                                1.33                         1.51                            1,201
    2005                                                1.19                         1.33                            1,204

FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS A
  BAND 125
    2013                                             $  1.23                       $ 1.66                          630,671
    2012                                                0.97                         1.23                          976,923
    2011                                                1.10                         0.97                        2,206,045
    2010                                                0.89                         1.10                        2,831,233
    2009                                                0.57                         0.89                        2,865,736
    2008                                                1.24                         0.57                        2,484,309
    2007                                                1.05                         1.24                        1,371,276

FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS T
  BAND 125
    2013                                             $  1.22                       $ 1.64                        3,117,489
    2012                                                0.96                         1.22                        3,030,878
    2011                                                1.09                         0.96                        3,386,647
    2010                                                0.89                         1.09                        4,070,345
    2009                                                0.56                         0.89                        3,676,663
    2008                                                1.24                         0.56                        2,596,337
    2007                                                1.05                         1.24                          585,312

  BAND 100
    2013                                             $  1.24                       $ 1.67                           32,745

  BAND 50
    2013                                             $  1.28                       $ 1.73                            1,227

  BAND 0
    2013                                             $  1.32                       $ 1.79                          416,282
    2012                                                1.02                         1.32                          466,889
    2011                                                1.14                         1.02                          416,244
    2010                                                0.92                         1.14                          378,022
    2009                                                0.58                         0.92                          445,061
    2008                                                1.25                         0.58                          311,309

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR STOCK SELECTOR MID-CAP FUND - CLASS T
  BAND 125
    2013                                             $  1.89                       $ 2.44                           39,888
    2012                                                1.61                         1.89                           54,836
    2011                                                1.72                         1.61                           49,814
    2010                                                1.40                         1.72                          140,395
    2009                                                0.97                         1.40                          135,266
    2008                                                2.07                         0.97                          137,379
    2007                                                1.91                         2.07                          106,820
    2006                                                1.71                         1.91                          221,613
    2005                                                1.60                         1.71                          188,332
    2004                                                1.00 (05/01/04)              1.60                          137,117

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS A
  BAND 125
    2013                                             $  1.30                       $ 1.70                        2,063,086
    2012                                                1.14                         1.30                        1,705,153
    2011                                                1.16                         1.14                        1,055,379
    2010                                                1.00 (05/27/10)              1.16                          644,700

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS T
  BAND 125
    2013                                             $  1.51                       $ 1.97                        5,362,012
    2012                                                1.32                         1.51                        4,847,774
    2011                                                1.36                         1.32                        3,674,789
    2010                                                1.19                         1.36                        2,534,440
    2009                                                0.93                         1.19                        1,673,112
    2008                                                1.53                         0.93                          946,901
    2007                                                1.29                         1.53                          683,490
    2006                                                1.20 (01/01/06)              1.29                          645,014

  BAND 100
    2013                                             $  1.54                       $ 2.01                           18,005
    2012                                                1.34                         1.54                           31,384
    2011                                                1.38                         1.34                           28,976
    2010                                                1.20                         1.38                           26,747
    2009                                                0.94                         1.20                           23,541
    2008                                                1.54                         0.94                           20,574

  BAND 0
    2013                                             $  1.66                       $ 2.19                           37,775
    2012                                                1.44                         1.66                          152,795
    2011                                                1.45                         1.44                          152,877
    2010                                                1.26                         1.45                           20,385
    2009                                                0.98                         1.26                            7,046

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) ADVISOR OVERSEAS FUND - CLASS T
  BAND 125
    2013                                             $   1.37                      $  1.67                              0
    2012                                                 1.15                         1.37                              0
    2011                                                 1.42                         1.15                              0
    2010                                                 1.27                         1.42                              0
    2009                                                 1.02                         1.27                            709
    2008                                                 1.82                         1.02                            709
    2007                                                 1.58                         1.82                         25,807
    2006                                                 1.34                         1.58                         33,048
    2005                                                 1.19                         1.34                         35,351
    2004                                                 1.00 (05/01/04)              1.19                         27,501

FIDELITY(R) ADVISOR REAL ESTATE - CLASS A
  BAND 125
    2013                                             $   1.16                      $  1.16                      1,288,729
    2012                                                 0.99                         1.16                        223,876
    2011                                                 1.00 (06/23/11)              0.99                         76,086

FIDELITY(R) ADVISOR REAL ESTATE - CLASS T
  BAND 125
    2013                                             $   1.16                      $  1.16                        161,912
    2012                                                 0.99                         1.16                        135,355
    2011                                                 1.00 (06/23/11)              0.99                         83,192

FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP - CLASS T
  BAND 125
    2013                                             $   1.02                      $  1.34                        193,156
    2012                                                 1.00 (10/26/12)              1.02                        177,292

FIDELITY ADVISOR SMALL CAP - A
  BAND 125
    2013                                             $   0.94                      $  1.28                         29,300
    2012                                                 0.90                         0.94                         79,329

FIDELITY(R) ADVISOR SMALL CAP FUND - CLASS T
  BAND 125
    2013                                             $   2.25                      $  3.07                      2,634,558
    2012                                                 2.16                         2.25                      3,699,649
    2011                                                 2.30                         2.16                      4,291,424
    2010                                                 1.98                         2.30                      3,920,948
    2009                                                 1.57                         1.98                      3,485,504
    2008                                                 2.18                         1.57                      2,403,529
    2007                                                 1.96                         2.18                      1,663,929
    2006                                                 1.91                         1.96                      1,501,628

  BAND 100
    2013                                             $   2.31                      $  3.15                          1,315
    2012                                                 2.20                         2.31                         14,164
    2011                                                 2.34                         2.20                          6,677
    2010                                                 2.01                         2.34                          3,762
    2009                                                 1.59                         2.01                             56
    2008                                                 2.20                         1.59                             56

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2013                                            $   2.41                     $  3.31                        149,868
    2012                                                2.29                        2.41                        146,209
    2011                                                2.43                        2.29                        145,508
    2010                                                2.07                        2.43                        131,346
    2009                                                1.63                        2.07                        120,694
    2008                                                2.25                        1.63                        100,859
    2007                                                2.01                        2.25                         86,109
    2006                                                1.96                        2.01                         72,646

  BAND 0
    2013                                            $   2.56                     $  3.54                        724,941
    2012                                                2.42                        2.56                        829,165
    2011                                                2.55                        2.42                        886,178
    2010                                                2.17                        2.55                        922,902
    2009                                                1.70                        2.17                        222,548
    2008                                                2.33                        1.70                        177,289
    2007                                                2.07                        2.33                        151,529
    2006                                                1.88                        2.07                         99,627
    2005                                                1.71                        1.88                        951,945
    2004                                                1.40                        1.71                        156,850

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2013                                            $   1.89                     $  2.44                         39,888
    2012                                                1.61                        1.89                         54,836
    2011                                                1.72                        1.61                         49,814
    2010                                                1.40                        1.72                        140,395
    2009                                                0.97                        1.40                        135,266
    2008                                                2.07                        0.97                        137,379
    2007                                                1.91                        2.07                        106,820
    2006                                                1.71                        1.91                        221,613
    2005                                                1.60                        1.71                        188,332
    2004                                                1.00                        1.60                        137,117

FIDELITY(R) ADVISOR STRATEGIC INCOME - CLASS A
  BAND 125
    2013                                            $   1.11                     $  1.10                        189,652
    2012                                                1.02                        1.11                        141,179
    2011                                                0.99                        1.02                         36,613

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2013                                            $   0.95                     $  1.28                          3,741
    2012                                                0.80                        0.95                          2,726

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2013                                            $   2.69                     $  3.07                     10,911,197
    2012                                                2.42                        2.69                     11,834,430
    2011                                                2.51                        2.42                     12,831,857
    2010                                                2.23                        2.51                     13,585,774
    2009                                                1.75                        2.23                     14,197,930
    2008                                                2.48                        1.75                     17,731,161
    2007                                                2.18                        2.48                     21,773,695
    2006                                                2.05                        2.18                     38,564,135
    2005                                                2.00                        2.05                     47,580,876
    2004                                                1.92                        2.00                     53,440,839

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND - INITIAL CLASS
  BAND 125
    2013                                             $  4.37                      $ 5.67                     27,915,357
    2012                                                3.80                        4.37                     31,205,271
    2011                                                3.95                        3.80                     32,359,083
    2010                                                3.41                        3.95                     32,560,393
    2009                                                2.55                        3.41                     32,881,002
    2008                                                4.48                        2.55                     31,683,364
    2007                                                3.86                        4.48                     32,479,446
    2006                                                3.50                        3.86                     32,833,793
    2005                                                3.03                        3.50                     30,816,784
    2004                                                2.66                        3.03                     27,908,961

  BAND 0
    2013                                             $  5.46                      $ 7.16                         47,458
    2012                                                4.69                        5.46                         37,147

FIDELITY(R) VIP EQUITY INCOME - INITIAL CLASS
  BAND 125
    2013                                             $  2.81                      $ 3.56                      4,242,896
    2012                                                2.43                        2.81                      4,188,660
    2011                                                2.43                        2.43                      4,723,467
    2010                                                2.14                        2.43                      5,385,567
    2009                                                1.66                        2.14                      6,387,962
    2008                                                2.94                        1.66                      7,234,640
    2007                                                2.93                        2.94                      9,078,869
    2006                                                2.47                        2.93                     10,373,448
    2005                                                2.36                        2.47                     11,535,651
    2004                                                2.15                        2.36                     12,527,048

FIDELITY(R) VIP GROWTH - INITIAL CLASS
  BAND 125
    2013                                             $  3.23                      $ 4.35                     11,460,097
    2012                                                2.85                        3.23                     13,423,382
    2011                                                2.88                        2.85                     14,924,090
    2010                                                2.35                        2.88                     15,922,250
    2009                                                1.85                        2.35                     18,242,525
    2008                                                3.55                        1.85                     21,610,721
    2007                                                2.83                        3.55                     23,329,762
    2006                                                2.69                        2.83                     34,607,912
    2005                                                2.57                        2.69                     49,590,284
    2004                                                2.52                        2.57                     55,678,581

FIDELITY(R) VIP HIGH INCOME - INITIAL CLASS
  BAND 125
    2013                                             $  2.44                      $ 2.55                      4,612,129
    2012                                                2.16                        2.44                      4,803,037
    2011                                                2.11                        2.16                      5,140,377
    2010                                                1.87                        2.11                      6,373,345
    2009                                                1.32                        1.87                      7,679,918
    2008                                                1.78                        1.32                      6,774,034
    2007                                                1.75                        1.78                      6,531,703
    2006                                                1.60                        1.75                      9,787,076
    2005                                                1.57                        1.60                     14,635,686
    2004                                                1.45                        1.57                     16,110,565

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP OVERSEAS - INITIAL CLASS
  BAND 125
    2013                                             $   2.23                      $ 2.88                       4,719,462
    2012                                                 1.87                        2.23                       4,986,475
    2011                                                 2.29                        1.87                       6,019,811
    2010                                                 2.05                        2.29                       6,441,568
    2009                                                 1.64                        2.05                       7,466,477
    2008                                                 2.95                        1.64                       8,249,701
    2007                                                 2.55                        2.95                       9,087,874
    2006                                                 2.19                        2.55                      13,218,820
    2005                                                 1.86                        2.19                      15,890,022
    2004                                                 1.66                        1.86                      16,014,534

FRANKLIN FLEX CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2013                                             $   1.49                      $ 2.01                       1,009,554
    2012                                                 1.38                        1.49                       1,338,932
    2011                                                 1.46                        1.38                       1,781,581
    2010                                                 1.27                        1.46                       1,072,172
    2009                                                 0.96                        1.27                         869,746
    2008                                                 1.53                        0.96                         607,489
    2007                                                 1.34                        1.53                         320,219
    2006                                                 1.29                        1.34                         263,789
    2005                                                 1.23                        1.29                         187,889
    2004                                                 1.11                        1.23                          92,544

  BAND 0
    2013                                             $   1.67                      $ 2.28                               0
    2012                                                 1.53                        1.67                         152,799
    2011                                                 1.60                        1.53                         156,380
    2010                                                 1.38                        1.60                          23,179

FRANKLIN GROWTH - RETIREMENT CLASS
  BAND 125
    2013                                             $   1.08                      $ 1.38                         253,872
    2012                                                 0.97                        1.08                         333,858

  BAND 0
    2013                                             $   1.11                      $ 1.43                          28,189
    2012                                                 0.98                        1.11                          22,889
    2011                                                 1.00 (06/23/11)             0.98                          17,950

FRANKLIN GROWTH - A CLASS
  BAND 125
    2013                                             $   1.09                      $ 1.39                       3,616,959

FRANKLIN INCOME - RETIREMENT CLASS
  BAND 125
    2013                                             $   1.05                      $ 1.18                         167,382

FRANKLIN INCOME - ADVISOR CLASS
  BAND 125
    2013                                             $   1.05                      $ 1.19                         448,720

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL GLOBAL DISCOVERY - RETIREMENT CLASS
  BAND 125
    2013                                             $  1.05                       $ 1.30                          74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY - Z CLASS
  BAND 125
    2013                                             $  1.05                       $ 1.31                       1,252,273

FRANKLIN SMALL-CAP VALUE - CLASS A
  BAND 125
    2013                                             $  1.20                       $ 1.59                         325,485
    2012                                                1.03                         1.20                         248,472
    2011                                                1.08                         1.03                         193,727
    2010                                                0.86                         1.08                         136,988
    2009                                                0.66                         0.86                         119,602
    2008                                                1.00                         0.66                         115,329
    2007                                                1.04                         1.00                           3,554

FRANKLIN SMALL-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2013                                             $  1.18                       $ 1.57                       1,395,115
    2012                                                1.01                         1.18                       1,246,050
    2011                                                1.07                         1.01                       1,069,292
    2010                                                0.85                         1.07                       1,014,930
    2009                                                0.66                         0.85                         775,651
    2008                                                0.99                         0.66                         354,615
    2007                                                1.04                         0.99                         125,943

BAND 0
    2013                                             $  1.28                       $ 1.72                         134,712
    2012                                                1.08                         1.28                         120,083
    2011                                                1.13                         1.08                         137,854
    2010                                                0.89                         1.13                         154,106
    2009                                                0.68                         0.89                         138,740
    2008                                                1.01                         0.68                         110,000
    2007                                                1.04                         1.01                          59,000

FRANKLIN SMALL-MID-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2013                                             $  1.55                       $ 2.11                         239,753
    2012                                                1.42                         1.55                         181,475
    2011                                                1.51                         1.42                         165,477
    2010                                                1.19                         1.51                         131,161
    2009                                                0.85                         1.19                         164,670
    2008                                                1.50                         0.85                          98,293
    2007                                                1.36                         1.50                          71,225
    2006                                                1.28                         1.36                          36,175
    2005                                                1.18                         1.28                           6,061

FRANKLIN STRATEGIC INCOME - CLASS A
  BAND 125
    2013                                             $  1.09                       $ 1.11                         218,663
    2012                                                0.98                         1.09                         126,672
    2011                                                1.00 (06/23/11)              0.98                           6,614

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.70                       $ 1.72                       2,132,926
   2012                                                1.53                         1.70                       2,923,210
   2011                                                1.52                         1.53                       3,563,035
   2010                                                1.39                         1.52                       3,200,435
   2009                                                1.12                         1.39                       2,585,525
   2008                                                1.28                         1.12                       1,891,166
   2007                                                1.23                         1.28                       1,616,840
   2006                                                1.16                         1.23                         344,427

  BAND 100
   2013                                             $  1.74                       $ 1.77                           1,660

  BAND 0
   2013                                             $  1.91                       $ 1.96                         256,216
   2012                                                1.70                         1.91                         500,825
   2011                                                1.66                         1.70                         433,435
   2010                                                1.50                         1.66                         465,888
   2009                                                1.20                         1.50                         445,797
   2008                                                1.35                         1.20                         471,751
   2007                                                1.28                         1.35                         412,589
   2006                                                1.19                         1.28                         116,941
   2005                                                1.15                         1.19                         144,184
   2004                                                1.06                         1.15                             991

GOLDMAN SACHS GROWTH OPPORTUNITIES - SERVICE CLASS
  BAND 125
   2013                                             $  1.07                       $ 1.39                          18,883

GOLDMAN SACHS GROWTH OPPORTUNITIES - IR CLASS
  BAND 125
   2013                                             $  1.07                       $ 1.40                       1,845,859

GOLDMAN SACHS GROWTH STRATEGY - INSTITUTIONAL CLASS
  BAND 125
   2013                                             $  0.97                       $ 1.14                          15,488
   2012                                                0.85                         0.97                          12,599
   2011                                                0.92                         0.85                          19,763
   2010                                                0.83                         0.92                          27,406
   2009                                                0.65                         0.83                         221,724
   2008                                                1.08                         0.65                         199,921
   2007                                                1.04                         1.08                         188,375

GOLDMAN SACHS GROWTH STRATEGY - SERVICE CLASS
  BAND 125
   2013                                             $  0.94                       $ 1.10                          23,650
   2012                                                0.83                         0.94                             171
   2011                                                0.90                         0.83                               8

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MID-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
   2013                                             $  1.17                       $ 1.54                      22,358,450
   2012                                                1.00                         1.17                      24,447,733
   2011                                                1.08                         1.00                      26,384,653
   2010                                                0.88                         1.08                      17,112,312
   2009                                                0.67                         0.88                      13,669,796
   2008                                                1.06                         0.67                      12,516,568
   2007                                                1.04                         1.06                       6,767,419

GOLDMAN SACHS MID-CAP VALUE - SERVICE CLASS
  BAND 125
   2013                                             $  1.14                       $ 1.48                       4,212,873
   2012                                                0.97                         1.14                       3,173,330
   2011                                                1.06                         0.97                       2,600,690
   2010                                                0.86                         1.06                        1,301.13
   2009                                                0.66                         0.86                         831,982
   2008                                                1.06                         0.66                         437,510
   2007                                                1.04                         1.06                          76,330

  BAND 100
   2013                                             $  1.15                       $ 1.51                          21,840
   2012                                                0.99                         1.15                           5,646
   2011                                                1.07                         0.99                           4,508
   2010                                                0.87                         1.07                           3,280
   2009                                                0.66                         0.87                           2,957
   2008                                                1.06                         0.66                           3,183

  BAND 0
   2013                                             $  1.23                       $ 1.62                       1,401,978
   2012                                                1.04                         1.23                       1,054,181
   2011                                                1.11                         1.04                       1,050,669
   2010                                                0.90                         1.11                         731,347
   2009                                                0.68                         0.90                         596,591
   2008                                                1.07                         0.68                         536,140
   2007                                                1.04                         1.07                          11,954

GOLDMAN SACHS SMALL-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
   2013                                             $  1.26                       $ 1.73                      10,946,223
   2012                                                1.10                         1.26                      10,303,579
   2011                                                1.10                         1.10                       5,033,159
   2010                                                0.88                         1.10                       1,797,944
   2009                                                0.70                         0.88                          52,978
   2008                                                0.96                         0.70                          34,376
   2007                                                1.03                         0.96                          98,714

GOLDMAN SACHS SMALL-CAP VALUE - SERVICE CLASS
  BAND 125
   2013                                             $  1.22                       $ 1.67                       5,909,808
   2012                                                1.07                         1.22                       3,474,953
   2011                                                1.08                         1.07                       1,513,340
   2010                                                0.87                         1.08                         311,468
   2009                                                0.69                         0.87                           7,737
   2008                                                0.96                         0.69                          64,585
   2007                                                1.03                         0.96                           5,974

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $  1.24                       $ 1.70                           4,722
   2012                                                1.08                         1.24                             506

  BAND 0
   2013                                             $  1.32                       $ 1.83                         698,330
   2012                                                1.14                         1.32                         513,562
   2011                                                1.14                         1.14                         153,139
   2010                                                0.90                         1.14                          19,616
   2009                                                0.71                         0.90                         138,779

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - SERVICE CLASS (FORMERLY GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY)
  BAND 125
   2013                                             $  0.70                       $ 0.85                         126,418
   2012                                                0.61                         0.70                         116,905
   2011                                                0.73                         0.61                         133,293
   2010                                                0.69                         0.73                          30,374
   2009                                                0.55                         0.69                           6,138
   2008                                                0.98                         0.55                           1,623

  BAND 0
   2013                                             $  0.74                       $ 0.91                             296
   2012                                                0.64                         0.74                             295
   2011                                                0.76                         0.64                             295
   2010                                                0.71                         0.76                           1,023

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - INSTITUTIONAL CLASS (FORMERLY GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY)
  BAND 125
   2013                                             $  0.72                       $ 0.87                         389,947
   2012                                                0.62                         0.72                         350,655
   2011                                                0.74                         0.62                         347,434
   2010                                                0.70                         0.74                         453,608
   2009                                                0.55                         0.70                           4,644

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - INSTITUTIONAL CLASS
  BAND 125
   2013                                             $  1.54                       $ 1.96                       3,107,712
   2012                                                1.29                         1.54                       2,879,700
   2011                                                1.49                         1.29                       4,852,944
   2010                                                1.21                         1.49                       3,882,914
   2009                                                0.72                         1.21                       3,474,911
   2008                                                1.34                         0.72                       3,156,005
   2007                                                1.06                         1.34                         969,954

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - SERVICE CLASS
  BAND 125
   2013                                             $  1.49                       $ 1.89                         936,612
   2012                                                1.25                         1.49                       1,006,743
   2011                                                1.46                         1.25                         956,437
   2010                                                1.19                         1.46                         454,025
   2009                                                0.72                         1.19                         378,858
   2008                                                1.33                         0.72                          43,779
   2007                                                1.06                         1.33                             536

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2013                                             $  1.51                       $  1.93                               0
    2012                                                1.27                          1.51                           8,079

  BAND 0
    2013                                             $  1.61                       $  2.07                          29,413
    2012                                                1.34                          1.61                          25,725
    2011                                                1.54                          1.34                         270,374
    2010                                                1.24                          1.54                          30,058

HENNSLER EQUITY - INVESTOR CLASS
  BAND 125
    2013                                             $  1.11                       $  1.49                               0
    2012                                                1.05                          1.11                          20,638
    2011                                                1.07                          1.05                         258,006

HENNSLER EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.10                       $  1.48                             318
    2012                                                1.02                          1.10                             122

INVESCO AMERICAN FRANCHISE - A CLASS
  BAND 125
    2013                                             $  1.00 (06/20/13)            $  1.28                         224,004

INVESCO COMSTOCK - A CLASS
    2013                                             $  1.07                       $  1.43                       1,370,285

INVESCO COMSTOCK - RETIREMENT CLASS
    2013                                             $  1.07                       $  1.43                         378,271

INVESCO DIVERSIFIED DIVIDEND - INVESTOR CLASS
  BAND 125
    2013                                             $  1.06                       $  1.36                       3,697,834
    2012                                                0.92                          1.06                       2,110,217
    2011                                                1.00 (04/28/11)               0.92                          46,480

INVESCO DIVERSIFIED DIVIDEND - ADVISOR CLASS
  BAND 125
    2013                                             $  1.06                       $  1.36                       4,148,920
    2012                                                0.92                          1.06                       1,165,196
    2011                                                1.00 (04/28/11)               0.92                         280,486

  BAND 100
    2013                                             $  1.07                       $  1.36                          12,177
    2012                                                0.92                          1.07                          32,253
    2011                                                1.00 (04/28/11)               0.92                          29,579

  BAND 0
    2013                                             $  1.09                       $  1.40                         978,198
    2012                                                0.93                          1.09                         844,152



                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO ENERGY FUND - CLASS A
  BAND 125
    2013                                             $  3.05                       $ 3.69                        1,047,613
    2012                                                3.13                         3.05                        1,029,105
    2011                                                3.46                         3.13                        1,080,342
    2010                                                3.00                         3.46                          935,606
    2009                                                2.11                         3.00                          833,898
    2008                                                3.81                         2.11                          676,747
    2007                                                2.66                         3.81                          335,252
    2006                                                2.46                         2.66                          117,533
    2005                                                1.62                         2.46                           23,062
    2004                                                1.20                         1.62                              469

  BAND 100
    2013                                             $  3.12                       $ 3.78                           20,879
    2012                                                3.20                         3.12                           19,924
    2011                                                3.52                         3.20                           17,319
    2010                                                3.05                         3.52                           18,875
    2009                                                2.14                         3.05                           20,999
    2008                                                3.86                         2.14                           16,749

  BAND 0
    2013                                             $  3.45                       $ 4.21                            1,955
    2012                                                3.50                         3.45                           21,624
    2011                                                3.81                         3.50                           27,209
    2010                                                3.27                         3.81                           26,621
    2009                                                2.27                         3.27                           20,999
    2008                                                4.05                         2.27                           20,334

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
    2013                                             $  2.54                       $ 3.07                          839,801
    2012                                                2.61                         2.54                          821,822
    2011                                                2.88                         2.61                          704,853
    2010                                                2.50                         2.88                          614,977
    2009                                                1.76                         2.50                          518,715
    2008                                                3.18                         1.76                          554,966
    2007                                                2.22                         3.18                          514,222
    2006                                                2.05                         2.22                          311,891
    2005                                                1.35                         2.05                          368,789
    2004                                                1.00                         1.35                           69,703

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD - CLASS A (FORMERLY INVESCO GLOBAL QUANTITATIVE CORE FUND)
  BAND 125
    2013                                             $  1.49                       $ 1.90                           61,500
    2012                                                1.33                         1.49                           67,782
    2011                                                1.39                         1.33                          113,237
    2010                                                1.24                         1.39                           94,735
    2009                                                0.99                         1.24                           95,652
    2008                                                1.78                         0.99                           95,992
    2007                                                1.71                         1.78                           88,759
    2006                                                1.46                         1.71                        2,083,409

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD - R5 CLASS (FORMERLY INVESCO GLOBAL QUANTITATIVE CORE FUND)
  BAND 125
    2013                                             $  0.83                       $ 1.07                          266,003
    2012                                                0.74                         0.83                          264,542
    2011                                                0.77                         0.74                          320,471
    2010                                                0.68                         0.77                          365,161
    2009                                                0.54                         0.68                        2,435,634
    2008                                                0.91                         0.54                        3,545,307
    2007                                                1.00 (05/24/07)              0.91                        3,818,381

INVESCO GLOBAL HEALTH CARE FUND - CLASS A
  BAND 125
    2013                                             $  1.75                       $ 2.46                          599,250
    2012                                                1.47                         1.75                          303,020
    2011                                                1.43                         1.47                          331,390
    2010                                                1.38                         1.43                          239,453
    2009                                                1.10                         1.38                          151,848
    2008                                                1.55                         1.10                           41,678
    2007                                                1.41                         1.55                           32,857
    2006                                                1.37                         1.41                            3,022

  BAND 100
    2013                                             $  1.79                       $ 2.53                            9,900
    2012                                                1.50                         1.79                            9,632
    2011                                                1.45                         1.50                            9,136
    2010                                                1.40                         1.45                            9,010
    2009                                                1.11                         1.40                            9,212
    2008                                                1.57                         1.11                            7,202
    2007                                                1.42                         1.57                            2,129
    2006                                                1.37                         1.42                            1,853

  BAND 0
    2013                                             $  1.97                       $ 2.81                                0
    2012                                                1.63                         1.97                                0
    2011                                                1.57                         1.63                            1,110
    2010                                                1.50                         1.57                            1,172
    2009                                                1.18                         1.50                              953
    2008                                                1.64                         1.18                            4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2013                                             $  1.48                       $ 2.08                          426,331
    2012                                                1.24                         1.48                           88,513
    2011                                                1.20                         1.24                          204,852
    2010                                                1.17                         1.20                          278,305
    2009                                                0.93                         1.17                          272,939
    2008                                                1.31                         0.93                          354,406
    2007                                                1.19                         1.31                          312,033
    2006                                                1.16                         1.19                          336,056

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2013                                               $  1.13                        $ 1.33                           913,600
   2012                                                  0.99                          1.13                           636,660
   2011                                                  1.08                          0.99                           888,728
   2010                                                  0.97                          1.08                           833,234
   2009                                                  0.72                          0.97                           674,931
   2008                                                  1.23                          0.72                           513,771
   2007                                                  1.08                          1.23                           531,484

  BAND 0
   2013                                               $  1.23                        $ 1.46                         1,721,215
   2012                                                  1.06                          1.23                         1,694,689
   2011                                                  1.14                          1.06                         1,746,814
   2010                                                  1.01                          1.14                         1,852,113

INVESCO INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2013                                               $  1.09                        $ 1.27                           675,021
   2012                                                  0.96                          1.09                           671,993
   2011                                                  1.05                          0.96                           251,532
   2010                                                  0.95                          1.05                           220,873
   2009                                                  0.71                          0.95                            86,564
   2008                                                  1.22                          0.71                             9,479

  BAND 0
   2013                                               $  1.18                        $ 1.39                            30,480
   2012                                                  1.02                          1.18                            26,978
   2011                                                  1.10                          1.02                            22,719
   2010                                                  0.98                          1.10                            17,295

INVESCO MID-CAP CORE EQUITY FUND - CLASS A
  BAND 125
   2013                                               $  1.55                        $ 1.98                         2,103,627
   2012                                                  1.42                          1.55                         2,557,061
   2011                                                  1.54                          1.42                         3,252,099
   2010                                                  1.38                          1.54                         2,937,721
   2009                                                  1.08                          1.38                         2,450,560
   2008                                                  1.50                          1.08                         1,042,213
   2007                                                  1.39                          1.50                           850,065
   2006                                                  1.26                          1.39                           896,845
   2005                                                  1.19                          1.26                           748,926
   2004                                                  1.06                          1.19                           576,403

  BAND 0
   2013                                               $  1.77                        $ 2.29                                 0
   2012                                                  1.61                          1.77                            48,740
   2011                                                  1.71                          1.61                            26,620
   2010                                                  1.52                          1.71                            14,721

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO MID-CAP CORE EQUITY FUND - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.54                       $ 1.95                       2,050,918
   2012                                                1.41                         1.54                       2,608,891
   2011                                                1.53                         1.41                       2,712,405
   2010                                                1.38                         1.53                       2,742,986
   2009                                                1.08                         1.38                       2,202,312
   2008                                                1.50                         1.08                         933,674
   2007                                                1.39                         1.50                         542,372
   2006                                                1.29                         1.39                         585,636

  BAND 100
   2013                                             $  1.57                       $ 2.00                           9,225
   2012                                                1.44                         1.57                          28,050
   2011                                                1.56                         1.44                          28,490
   2010                                                1.40                         1.56                          20,516
   2009                                                1.09                         1.40                          20,683
   2008                                                1.52                         1.09                          12,881

  BAND 50
   2013                                             $  1.65                       $ 2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2013                                             $  1.72                       $ 2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707
   2008                                                1.59                         1.15                          45,310
   2007                                                1.45                         1.59                          17,863
   2006                                                1.29                         1.45                           7,408
   2005                                                1.20                         1.29                         391,507
   2004                                                1.07                         1.20                         132,136

INVESCO MID CAP GROWTH - R CLASS
  BAND 125
   2013                                             $  0.99                       $ 1.33                          17,636

  BAND 100
   2013                                             $  0.99                       $ 1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

INVESCO MID CAP GROWTH - A CLASS
  BAND 125
   2013                                             $  1.00 (07/01/13)            $ 1.18                         110,687

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2013                                             $  0.99                       $ 1.35                          25,674
   2012                                                1.00 (04/12/12)              0.99                          21,091

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO SMALL-CAP GROWTH FUND - CLASS A
  BAND 125
   2013                                             $  1.73                        $2.39                        1,374,234
   2012                                                1.48                         1.73                        1,839,885
   2011                                                1.52                         1.48                          315,928
   2010                                                1.22                         1.52                          437,613
   2009                                                0.92                         1.22                          180,494
   2008                                                1.51                         0.92                          173,270
   2007                                                1.38                         1.51                          168,921
   2006                                                1.22                         1.38                          149,799
   2005                                                1.14                         1.22                           72,139
   2004                                                1.08                         1.14                           32,156

  BAND 0
   2013                                             $  1.97                        $2.76                          182,618
   2012                                                1.67                         1.97                          104,686
   2011                                                1.69                         1.67                          126,374
   2010                                                1.34                         1.69                           68,326

INVESCO SMALL-CAP GROWTH - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.68                        $2.31                          988,520
   2012                                                1.44                         1.68                          946,450
   2011                                                1.48                         1.44                          499,134
   2010                                                1.19                         1.48                          353,974
   2009                                                0.90                         1.19                          271,805
   2008                                                1.49                         0.90                          280,467
   2007                                                1.36                         1.49                          171,062
   2006                                                1.20                         1.36                           61,799
   2005                                                1.13                         1.20                           28,170
   2004                                                1.07                         1.13                           13,033

  BAND 100
   2013                                             $  1.72                        $2.37                            5,325

  BAND 0
   2013                                             $  1.88                        $2.63                          113,845
   2012                                                1.60                         1.88                          173,976
   2011                                                1.62                         1.60                            7,952
   2010                                                1.29                         1.62                              649

INVESCO TECHNOLOGY - CLASS A
  BAND 125
   2013                                             $  1.76                        $2.17                           74,943
   2012                                                1.61                         1.76                           92,035
   2011                                                1.69                         1.61                           87,089
   2010                                                1.41                         1.69                          118,892
   2009                                                0.91                         1.41                          105,920
   2008                                                1.65                         0.91                           43,113
   2007                                                1.56                         1.65                           34,296
   2006                                                1.44                         1.56                           23,198
   2005                                                1.43                         1.44                            7,904
   2004                                                1.40                         1.43                            4,422

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO TECHNOLOGY - INVESTOR CLASS
  BAND 125
    2013                                            $   0.84                      $ 1.04                          65,544
    2012                                                0.77                        0.84                         212,016
    2011                                                0.81                        0.77                         193,792
    2010                                                0.68                        0.81                         281,888
    2009                                                0.43                        0.68                         272,815
    2008                                                0.79                        0.43                         294,546
    2007                                                0.74                        0.79                         243,206
    2006                                                0.69                        0.74                         359,230
    2005                                                0.68                        0.69                         261,489
    2004                                                0.67                        0.68                         265,178

INVESCO VALUE OPPORTUNITIES - A CLASS
  BAND 125
    2013                                            $   1.04                      $ 1.36                         259,271
    2012                                                0.89                        1.04                         298,615
    2011                                                1.00 (04/28/11)             0.89                         317,722

IVY BALANCED - RETIREMENT CLASS
  BAND 125
    2013                                            $   1.00 (06/20/13)           $ 1.13                          56,353

IVY BALANCED - Y CLASS
  BAND 125
    2013                                            $   1.00 (06/20/13)           $ 1.13                          20,422

IVY HIGH INCOME - RETIREMENT CLASS
  BAND 125
    2013                                            $   1.00 (06/20/13)           $ 1.05                          90,481

INVESCO VALUE OPPORTUNITIES - RETIREMENT CLASS
  BAND 125
    2013                                            $   1.06                      $ 1.39                         113,518
    2012                                                0.92                        1.06                         106,329
    2011                                                1.00 (05/20/11)             0.92                          85,864

JANUS FORTY FUND - A CLASS
  BAND 125
    2013                                            $   1.24                      $ 1.61                               0
    2012                                                1.01                        1.24                         411,056
    2011                                                1.10                        1.01                         429,708

JANUS FORTY FUND - R CLASS
  BAND 125
    2013                                            $   1.47                      $ 1.91                       1,747,599
    2012                                                1.21                        1.47                       1,966,461
    2011                                                1.33                        1.21                       1,872,952
    2010                                                1.27                        1.33                       2,641,291
    2009                                                0.90                        1.27                       1,917,064
    2008                                                1.64                        0.90                       1,341,695
    2007                                                1.22                        1.64                         476,508
    2006                                                1.13                        1.22                         224,873
    2005                                                1.00 (05/20/05)             1.13                           4,181

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2013                                            $   1.50                      $ 1.95                          17,771
    2012                                                1.23                        1.50                          17,014
    2011                                                1.35                        1.23                          13,049
    2010                                                1.29                        1.35                          21,104
    2009                                                0.91                        1.29                          42,263
    2008                                                1.65                        0.91                           34642

  BAND 0
    2013                                            $   1.62                      $ 2.13                           4,064
    2012                                                1.32                        1.62                           3,761
    2011                                                1.42                        1.32                           3,479
    2010                                                1.35                        1.42                           7,975
    2009                                                0.94                        1.35                             549

JANUS GROWTH & INCOME FUND - RETIREMENT CLASS
  BAND 125
    2013                                            $   1.11                      $ 1.45                         164,001
    2012                                                0.97                        1.11                         158,828
    2011                                                1.00                        0.97                         236,176
    2010                                                0.94                        1.00                         180,253
    2009                                                0.69                        0.94                         135,942
    2008                                                1.26                        0.69                          50,795
    2007                                                1.19                        1.26                          72,066
    2006                                                1.15                        1.19                          17,604

  BAND 100
    2013                                            $   1.14                      $ 1.48                           7,298

  BAND 50
    2013                                            $   1.18                      $ 1.54                         541,402
    2012                                                1.02                        1.18                         586,663
    2011                                                1.05                        1.02                         549,976
    2010                                                0.97                        1.05                         500,556
    2009                                                0.71                        0.97                         497,642
    2008                                                1.29                        0.71                         427,537
    2007                                                1.20                        1.29                         508,005
    2006                                                1.13                        1.20                         484,971
    2005                                                1.00 (05/20/05)             1.13                         180,358

JANUS INTECH U.S. GROWTH - CLASS S
  BAND 125
    2013                                            $   1.43                      $ 1.88                       3,955,860
    2012                                                1.25                        1.43                       4,423,811
    2011                                                1.25                        1.25                       5,143,390
    2010                                                1.07                        1.25                       5,246,317
    2009                                                0.82                        1.07                       5,231,380
    2008                                                1.45                        0.82                       4,967,499
    2007                                                1.33                        1.45                       5,517,010
    2006                                                1.26                        1.33                       5,756,092
    2005                                                1.19                        1.26                          26,577

  BAND 100
    2013                                            $   1.46                      $ 1.93                           5,590

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS BALANCED - R CLASS
  BAND 125
    2013                                            $   1.12                      $ 1.31                         372,120
    2012                                                1.01                        1.12                         320,937
    2011                                                1.01                        1.01                         335,834

JANUS ASPEN BALANCED - CLASS S
  BAND 125
    2013                                            $   1.13                      $ 1.34                       1,864,519
    2012                                                1.01                        1.13                         255,069
    2011                                                1.01                        1.01                           3,622

JANUS ASPEN FLEXIBLE BOND - INSTITUTIONAL CLASS
  BAND 125
    2013                                            $   2.38                      $ 2.35                      15,770,561
    2012                                                2.23                        2.38                      16,708,293
    2011                                                2.11                        2.23                      14,717,684
    2010                                                1.98                        2.11                      11,750,979
    2009                                                1.77                        1.98                      11,186,182
    2008                                                1.69                        1.77                      11,226,567
    2007                                                1.60                        1.69                       9,952,575
    2006                                                1.56                        1.60                      10,358,363
    2005                                                1.54                        1.56                      10,936,764
    2004                                                1.50                        1.54                      10,737,951

  BAND 0
    2013                                            $   2.90                      $ 2.90                               0
    2012                                                2.68                        2.90                               0
    2011                                                2.51                        2.68                               0
    2010                                                2.33                        2.51                               0
    2009                                                2.05                        2.33                               0
    2008                                                1.94                        2.05                           6,247

JANUS ASPEN PERKINS MID-CAP VALUE PORTFOLIO - CLASS S
  BAND 125
    2013                                            $   1.22                      $ 1.52                         488,417
    2012                                                1.12                        1.22                       1,092,798
    2011                                                1.16                        1.12                         990,933
    2010                                                1.02                        1.16                         953,008
    2009                                                0.78                        1.02                       4,155,752
    2008                                                1.09                        0.78                         253,189

  BAND 0
    2013                                            $   1.32                      $ 1.66                               0
    2012                                                1.19                        1.32                         140,769
    2011                                                1.23                        1.19                         150,727
    2010                                                1.06                        1.23                          55,902

                                                                               ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                 PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS (FORMERLY JANUS ASPEN WORLDWIDE PORTFOLIO)
  BAND 125
    2013                                             $  1.59                       $  2.02                       6,830,773
    2012                                                1.34                          1.59                       7,652,064
    2011                                                1.57                          1.34                       9,222,266
    2010                                                1.38                          1.57                      10,240,529
    2009                                                1.01                          1.38                      11,551,751
    2008                                                1.85                          1.01                      12,608,660
    2007                                                1.71                          1.85                      13,984,817
    2006                                                1.47                          1.71                      17,073,458
    2005                                                1.40                          1.47                      30,895,367
    2004                                                1.35                          1.40                      35,730,498

JANUS PERKINS MID CAP VALUE - CLASS A
  BAND 125
    2013                                             $  1.16                       $  1.45                       4,360,263
    2012                                                1.07                          1.16                       4,501,986
    2011                                                1.11                          1.07                       4,395,335
    2010                                                1.00 (05/27/10)               1.11                       3,907,363

JANUS PERKINS MID CAP VALUE - CLASS R
  BAND 125
    2013                                             $  1.19                       $  1.47                       2,114,375
    2012                                                1.10                          1.19                       2,953,743
    2011                                                1.15                          1.10                       2,542,169
    2010                                                1.02                          1.15                       1,975,053
    2009                                                0.78                          1.02                       1,100,820
    2008                                                1.10                          0.78                         200,230

  BAND 100
    2013                                             $  1.21                       $  1.50                          11,299
    2012                                                1.11                          1.21                           8,672
    2011                                                1.16                          1.11                           6,168
    2010                                                1.03                          1.16                           3,629
    2009                                                0.79                          1.03                           2,410
    2008                                                1.10                          0.79                             598

  BAND 50
    2013                                             $  1.25                       $  1.56                          41,530
    2012                                                1.14                          1.25                          33,428
    2011                                                1.18                          1.14                          27,893

  BAND 0
    2013                                             $  1.29                       $  1.61                          30,492
    2012                                                1.17                          1.29                         164,113
    2011                                                1.21                          1.17                         154,141
    2010                                                1.06                          1.21                          34,837
    2009                                                0.81                          1.06                           4,070

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS PERKINS SMALL CAP VALUE - CLASS S
  BAND 125
    2013                                             $  1.57                       $ 2.01                         633,541
    2012                                                1.46                         1.57                         771,812
    2011                                                1.54                         1.46                         837,291
    2010                                                1.33                         1.54                         684,370
    2009                                                0.98                         1.33                         362,822
    2008                                                1.50                         0.98                         287,793
    2007                                                1.60                         1.50                          83,033
    2006                                                1.33                         1.60                          31,334
    2005                                                1.27                         1.33                           2,594

  BAND 25
    2013                                             $  1.73                       $ 2.23                               0
    2012                                                1.59                         1.73                               0
    2011                                                1.66                         1.59                               0
    2010                                                1.41                         1.66                         147,203
    2009                                                1.03                         1.41                         114,211
    2008                                                1.56                         1.03                          63,587

  BAND 0
    2013                                             $  1.77                       $ 2.29                          10,990
    2012                                                1.62                         1.77                           7,263
    2011                                                1.69                         1.62                           5,411
    2010                                                1.43                         1.69                           3,919

CLEARBRIDGE AGGRESSIVE GROWTH - FI CLASS
  BAND 125
    2013                                             $  1.07                       $ 1.53                       2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH - R CLASS
  BAND 0
    2013                                             $  1.08                       $ 1.55                         112,875

CLEARBRIDGE APPRECIATION GROWTH -  FI CLASS
  BAND 125
    2013                                             $  1.05                       $ 1.34                         105,737

CLEARBRIDGE APPRECIATION GROWTH - R CLASS
  BAND 125
    2013                                             $  1.05                       $ 1.33                         208,277

LEGG MASON GLOBAL OPPORTUNITIES BOND - FI CLASS
  BAND 125
    2013                                             $  1.03                       $ 0.97                          10,575

LEGG MASON GLOBAL OPPORTUNITIES BOND - R CLASS
  BAND 125
    2013                                             $  1.03                       $ 0.97                          89,643

WESTERN ASSET CORE PLUS BOND - R CLASS
  BAND 125
    2013                                             $  1.00                       $ 0.97                             208

LORD ABBETT CALIBRATED DIVIDEND GROWTH - A CLASS
  BAND 125
    2013                                             $  1.00 (10/11/13)            $ 1.07                          13,689

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT CALIBRATED DIVIDEND GROWTH - R3 CLASS
  BAND 125
   2013                                             $  1.00 (10/11/13)            $ 1.07                          75,289

  BAND 100
   2013                                             $  1.00 (10/11/13)            $ 1.07                          10,397

LORD ABBETT DEVELOPING GROWTH - CLASS A
  BAND 125
   2013                                             $  1.00                       $ 1.55                         346,007
   2012                                                0.92                         1.00                         234,395
   2011                                                1.00 (06/23/11)              0.92                          23,442

  BAND 0
   2013                                             $  1.02                       $ 1.60                       2,271,156
   2012                                                0.92                         1.02                       2,530,975

LORD ABBETT DEVELOPING GROWTH - CLASS P
  BAND 125
   2013                                             $  1.79                       $ 2.78                         922,022
   2012                                                1.64                         1.79                         553,655
   2011                                                1.69                         1.64                         610,474
   2010                                                1.27                         1.69                         382,129
   2009                                                0.87                         1.27                         516,768
   2008                                                1.67                         0.87                         264,576
   2007                                                1.25                         1.67                         107,226
   2006                                                1.14                         1.25                          23,814

  BAND 100
   2013                                             $  1.82                       $ 2.84                          37,849
   2012                                                1.67                         1.82                          48,976
   2011                                                1.72                         1.67                          41,506
   2010                                                1.27                         1.72                          37,783
   2009                                                0.87                         1.27                          51,522
   2008                                                1.68                         0.87                          33,884
   2007                                                1.25                         1.68                          35,681
   2006                                                1.14                         1.25                          66,056

  BAND 25
   2013                                             $  1.94                       $ 3.04                               0
   2012                                                1.76                         1.94                               0
   2011                                                1.80                         1.76                               0
   2010                                                1.32                         1.80                         210,432
   2009                                                0.90                         1.32                         164,941
   2008                                                1.72                         0.90                          82,239

  BAND 0
   2013                                             $  1.98                       $ 3.11                         115,991
   2012                                                1.79                         1.98                         150,316
   2011                                                1.82                         1.79                         146,200
   2010                                                1.34                         1.82                         229,549
   2009                                                0.91                         1.34                         216,865
   2008                                                1.73                         0.91                         200,072
   2007                                                1.28                         1.73                         331,988
   2006                                                1.15                         1.28                         276,020

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH - CLASS R3
  BAND 125
   2013                                               $  1.09                         $1.69                         1,445,197
   2012                                                  1.00                          1.09                         1,583,064
   2011                                                  1.03                          1.00                         1,530,364
   2010                                                  0.77                          1.03                           793,983
   2009                                                  0.53                          0.77                           152,060
   2008                                                  1.02                          0.53                            22,594

  BAND 100
   2013                                               $  1.10                         $1.71                            20,685
   2012                                                  1.01                          1.10                            20,685

LORD ABBETT FUNDAMENTAL EQUITY - CLASS R3
  BAND 125
   2013                                               $  1.01                         $1.37                           789,689
   2012                                                  0.93                          1.01                           272,563
   2011                                                  1.00 (06/23/11)               0.93                           394,056

  BAND 0
   2013                                               $  1.03                         $1.41                           328,397

LORD ABBETT FUNDAMENTAL EQUITY - CLASS A
  BAND 125
   2013                                               $  1.02                         $1.37                           114,738

LORD ABBETT GROWTH OPPORTUNITIES - CLASS P
  BAND 125
   2013                                               $  1.42                         $1.93                            99,661
   2012                                                  1.27                          1.42                           127,706
   2011                                                  1.43                          1.27                           113,297
   2010                                                  1.18                          1.43                            80,768
   2009                                                  0.82                          1.18                            68,741
   2008                                                  1.35                          0.82                            47,943
   2007                                                  1.13                          1.35                             4,986
   2006                                                  1.07                          1.13                               908

LORD ABBETT GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
   2013                                               $  1.08                         $1.46                           103,780
   2012                                                  0.96                          1.08                           157,303
   2011                                                  1.09                          0.96                           110,584
   2010                                                  0.89                          1.09                           242,602
   2009                                                  0.62                          0.89                             2,434
   2008                                                  1.02                          0.62                                69

  BAND 0
   2013                                               $  1.15                         $1.58                               193
   2012                                                  1.01                          1.15                               193
   2011                                                  1.13                          1.01                               193
   2010                                                  0.92                          1.13                             1,156



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID-CAP STOCK - CLASS P
  BAND 125
   2013                                             $   1.19                       $ 1.53                          41,037
   2012                                                 1.05                         1.19                          23,215
   2011                                                 1.11                         1.05                          28,115
   2010                                                 0.89                         1.11                          28,756
   2009                                                 0.71                         0.89                          12,229
   2008                                                 1.20                         0.71                           7,534
   2007                                                 1.21                         1.20                           7,144
   2006                                                 1.09                         1.21                           5,423
   2005                                                 1.02                         1.09                           2,177

LORD ABBETT MID-CAP STOCK FUND - CLASS R3
  BAND 125
   2013                                             $   1.70                       $ 2.18                          85,142
   2012                                                 1.51                         1.70                          65,115
   2011                                                 1.59                         1.51                          38,083
   2010                                                 1.28                         1.59                           5,249

LORD ABBETT SMALL-CAP VALUE - CLASS R3
  BAND 125
   2013                                             $   1.61                       $ 2.12                         113,560
   2012                                                 1.47                         1.61                         166,580
   2011                                                 1.57                         1.47                         162,124
   2010                                                 1.26                         1.57                          90,785
   2009                                                 1.00 (05/01/09)              1.26                             880

  BAND 0
   2013                                             $   1.68                       $ 2.25                               0
   2012                                                 1.52                         1.68                           7,503
   2011                                                 1.60                         1.52                           5,123

LORD ABBETT SMALL-CAP VALUE - CLASS P
  BAND 125
   2013                                             $   1.66                       $ 2.18                         279,365
   2012                                                 1.52                         1.66                         264,747
   2011                                                 1.62                         1.52                         258,432
   2010                                                 1.30                         1.62                         220,695
   2009                                                 1.01                         1.30                         162,364
   2008                                                 1.49                         1.01                         130,653
   2007                                                 1.37                         1.49                         100,815
   2006                                                 1.15                         1.37                          99,585
   2005                                                 1.03                         1.15                          64,939

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A
  BAND 125
   2013                                             $   1.28                       $ 1.73                       1,829,460
   2012                                                 1.18                         1.28                       1,840,055
   2011                                                 1.25                         1.18                       1,130,022
   2010                                                 1.02                         1.25                         265,481

  BAND 0
   2013                                             $   1.33                       $ 1.81                       1,370,257
   2012                                                 1.21                         1.33                       1,528,042

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS P
  BAND 125
   2013                                               $  1.00 (07/12/13)              $1.11                           732,951

  BAND 100
   2013                                               $  1.00 (07/12/13)              $1.11                             1,756

  BAND 0
   2013                                               $  1.00 (07/12/13)              $1.12                            68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS R3
  BAND 125
   2013                                               $  1.28                         $1.71                         1,057,555
   2012                                                  1.18                          1.28                           905,195
   2011                                                  1.25                          1.18                           595,872
   2010                                                  1.02                          1.25                            90,946

  BAND 0
   2013                                               $  1.33                         $1.80                            99,542
   2012                                                  1.21                          1.33                            17,829
   2011                                                  1.27                          1.21                            21,460

MANAGERS CADENCE CAPITAL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
   2013                                               $  1.05                         $1.36                            54,616
   2012                                                  1.14                          1.05                           133,932
   2011                                                  1.19                          1.14                           175,507
   2010                                                  1.05                          1.19                           187,341
   2009                                                  0.87                          1.05                           288,671
   2008                                                  1.54                          0.87                         1,822,272
   2007                                                  1.34                          1.54                         1,508,543
   2006                                                  1.27                          1.34                         1,479,219
   2005                                                  1.18                          1.27                           114,696
   2004                                                  1.07                          1.18                             1,210

  BAND 100
   2013                                               $  1.05                         $1.36                               186
   2012                                                  1.16                          1.05                               160
   2011                                                  1.22                          1.16                               180
   2010                                                  1.06                          1.22                               148
   2009                                                  0.88                          1.06                               121
   2008                                                  1.56                          0.88                                84

MANAGERS CADENCE MID-CAP FUND - INVESTOR CLASS
  BAND 125
   2013                                               $  1.05                         $1.35                             6,859
   2012                                                  0.98                          1.05                             5,248
   2011                                                  1.02                          0.98                             6,325
   2010                                                  0.82                          1.02                            13,719
   2009                                                  0.66                          0.82                             5,828
   2008                                                  1.21                          0.66                                23



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                               $  1.05                        $ 1.36                             9,510
   2012                                                  1.00                          1.05                            36,397
   2011                                                  1.03                          1.00                            34,736
   2010                                                  0.82                          1.03                            31,742
   2009                                                  0.67                          0.82                            28,306
   2008                                                  1.22                          0.67                            24,545

  BAND 0
   2013                                               $  1.05                        $ 1.37                                 0
   2012                                                  1.05                          1.05                            11,581
   2011                                                  1.07                          1.05                             9,321
   2010                                                  0.85                          1.07                             6,742
   2009                                                  0.68                          0.85                             5,993
   2008                                                  1.23                          0.68                               907

MANNING & NAPIER PRO-BLEND(R) CONSERVATIVE TERM SERIES - CLASS S
  BAND 125
   2013                                               $  1.29                        $ 1.38                         1,581,056
   2012                                                  1.20                          1.29                           678,266
   2011                                                  1.19                          1.20                           620,882
   2010                                                  1.10                          1.19                           229,862
   2009                                                  1.01                          1.10                            21,385
   2008                                                  1.07                          1.01                             1,264
   2007                                                  1.02                          1.07                               246

MANNING & NAPIER PRO-BLEND(R) EXTENDED TERM SERIES - CLASS S
  BAND 125
   2013                                               $  1.20                        $ 1.38                         2,268,424
   2012                                                  1.07                          1.20                           379,120
   2011                                                  1.10                          1.07                           366,431
   2010                                                  0.99                          1.11                           357,856
   2009                                                  0.81                          0.99                           290,859
   2008                                                  1.09                          0.81                           132,265
   2007                                                  1.03                          1.09                           149,458

MANNING & NAPIER PRO-BLEND(R) MAXIMUM TERM SERIES - CLASS S
  BAND 125
   2013                                               $  1.11                        $ 1.38                           618,923
   2012                                                  0.96                          1.11                           195,166
   2011                                                  1.05                          0.96                            95,885
   2010                                                  0.93                          1.05                            96,990
   2009                                                  0.69                          0.93                            67,929
   2008                                                  1.09                          0.69                            10,482

MANNING & NAPIER PRO-BLEND(R) MODERATE TERM SERIES - CLASS S
  BAND 125
   2013                                               $  1.21                        $ 1.35                        16,467,809
   2012                                                  1.10                          1.21                        10,878,795
   2011                                                  1.12                          1.10                         9,214,054
   2010                                                  1.02                          1.12                         8,031,815
   2009                                                  0.87                          1.02                           463,779
   2008                                                  1.08                          0.87                           119,249
   2007                                                  1.03                          1.08                            73.358

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BMO MID-CAP GROWTH - Y CLASS
  BAND 125
   2013                                             $  1.14                       $ 1.45                       1,254,047
   2012                                                0.99                         1.14                       1,329,834
   2011                                                1.03                         0.99                       1,551,661
   2010                                                0.80                         1.03                         706,917
   2009                                                0.60                         0.80                          24,951

BMO MID-CAP VALUE - Y CLASS
  BAND 125
   2013                                             $  1.09                       $ 1.49                         187,888
   2012                                                0.93                         1.09                         111,230
   2011                                                1.01                         0.93                          98,933
   2010                                                0.84                         1.01                          69,459
   2009                                                0.62                         0.84                           5,438

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
   2013                                             $  1.14                       $ 1.60                       7,768,663
   2012                                                1.03                         1.14                       6,216,864
   2011                                                1.08                         1.03                       6,155,275
   2010                                                0.81                         1.08                       3,402,048
   2009                                                0.56                         0.81                          30,179
   2008                                                0.98                         0.56                          12,348

  BAND 100
   2013                                             $  1.15                       $ 1.62                           2,411

  BAND 50
   2013                                             $  1.18                       $ 1.67                         139,422
   2012                                                1.06                         1.18                         142,870
   2011                                                1.11                         1.06                         141,678
   2010                                                0.82                         1.11                          10,319

  BAND 0
   2013                                             $  1.21                       $ 1.72                         204,010
   2012                                                1.08                         1.21                         179,462
   2011                                                1.12                         1.08                         128,546
   2010                                                0.83                         1.12                          10,460

MFS(R) EMERGING MARKETS DEBT - R3 CLASS
  BAND 125
   2013                                             $  1.00 (06/20/13)            $ 1.01                       1,527,002

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS A
  BAND 125
   2013                                             $  2.57                       $ 3.03                       3,068,691
   2012                                                2.09                         2.57                       2,868,466
   2011                                                2.35                         2.09                       2,911,962
   2010                                                1.95                         2.35                       2,891,837
   2009                                                1.34                         1.95                        2,923.74
   2008                                                2.42                         1.34                       1.917,239
   2007                                                2.25                         2.42                       1,913,650
   2006                                                1.80                         2.25                       1,902,033
   2005                                                1.51                         1.80                       1,076,469
   2004                                                1.23                         1.51                         567,025

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS R2
  BAND 125
   2013                                             $  1.33                       $ 1.56                          282,508
   2012                                                1.08                         1.33                           99,293
   2011                                                1.22                         1.08                           44,926
   2010                                                1.02                         1.22                            1,941

MFS(R) INTERNATIONAL VALUE - CLASS R2
  BAND 125
   2013                                             $  1.06                       $ 1.33                           24,149

MFS(R) INTERNATIONAL VALUE - CLASS R3
  BAND 125
   2013                                             $  1.06                       $ 1.33                        2,253,559

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK - CLASS R2
  BAND 125
   2013                                             $  1.35                       $ 1.73                        3,889,471
   2012                                                1.17                         1.35                        2,541,810
   2011                                                1.17                         1.17                          365,099

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK - CLASS R3
  BAND 125
   2013                                             $  1.36                       $ 1.74                        5,108,600
   2012                                                1.18                         1.36                        4,366,263
   2011                                                1.17                         1.18                        4,152,131
   2010                                                1.00 (05/27/10)              1.17                        2,579,892

  BAND 0
   2013                                             $  1.40                       $ 1.82                        2,964,647
   2012                                                1.20                         1.40                        3,060,256

MFS(R) MID-CAP GROWTH - CLASS A
  BAND 125
   2013                                             $  1.11                       $ 1.50                           61,127
   2012                                                0.97                         1.11                           56,348
   2011                                                1.04                         0.97                           54,472
   2010                                                0.82                         1.04                           53.048
   2009                                                0.59                         0.82                            9,553
   2008                                                1.22                         0.59                            6,493
   2007                                                1.12                         1.22                          102.679
   2006                                                1.11                         1.12                           76,536
   2005                                                1.10                         1.11                           62,270
   2004                                                0.97                         1.10                           46,360

MFS(R) NEW DISCOVERY - CLASS R2
  BAND 125
   2013                                             $  0.99                       $ 1.37                          297,334
   2012                                                0.83                         0.99                           66,702
   2011                                                1.00 (06/23/11)              0.83                           41,935

MFS(R) NEW DISCOVERY - CLASS R3
  BAND 125
   2013                                             $  0.99                       $ 1.38                          145,617
   2012                                                0.83                         0.99                           44,407
   2011                                                1.00 (06/23/11)              0.83                           23,209

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES FUND - CLASS R3
  BAND 125
    2013                                            $   1.40                      $ 1.67                          18,309
    2012                                                1.25                        1.40                          17,752
    2011                                                1.19                        1.25                          12,960
    2010                                                1.00 (05/27/10)             1.19                           3,567

MFS(R) UTILITIES FUND - CLASS R2
  BAND 125
    2013                                            $   1.39                      $ 1.65                         275,996
    2012                                                1.25                        1.39                         175,686
    2011                                                1.19                        1.25                         143,125
    2010                                                1.00 (05/27/10)             1.19                           3,567

MFS(R) VALUE FUND - A CLASS
  BAND 125
    2013                                            $   1.54                      $ 2.06                       4,937,223
    2012                                                1.34                        1.54                       3,065,781
    2011                                                1.36                        1.34                       4,364,025
    2010                                                1.24                        1.36                       3,874,016
    2009                                                1.04                        1.24                       2,289,977
    2008                                                1.57                        1.04                       1,200,752
    2007                                                1.48                        1.57                         867,352
    2006                                                1.24                        1.48                         550,143
    2005                                                1.18                        1.24                         111,238
    2004                                                1.04                        1.18                           2,093

  BAND 0
    2013                                            $   1.76                      $ 2.38                       1,828,853
    2012                                                1.51                        1.76                       1,854,727

NEUBERGER BERMAN FOCUS - ADVISOR CLASS
  BAND 125
    2013                                            $   1.17                      $ 1.56                          40,843
    2012                                                1.00                        1.17                          34,297
    2011                                                1.04                        1.00                          50,816
    2010                                                0.94                        1.04                          51,136
    2009                                                0.74                        0.94                          30,261
    2008                                                1.28                        0.74                          27,110
    2007                                                1.22                        1.28                          14,638
    2006                                                1.10                        1.22                          12,385
    2005                                                1.12                        1.10                             865

NEUBERGER BERMAN LARGE CAP VALUE - ADVISOR CLASS
  BAND 125
    2013                                            $   1.18                      $ 1.52                         815,403
    2012                                                1.02                        1.18                         800,279
    2011                                                1.17                        1.02                       1,827,912
    2010                                                1.03                        1.17                       2,258,042
    2009                                                0.67                        1.03                       2,508,719
    2008                                                1.42                        0.67                       2,728,215
    2007                                                1.31                        1.42                       2,020,623
    2006                                                1.18                        1.31                       1,641,378
    2005                                                1.01                        1.18                         256,671

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                              $  1.20                         $ 1.56                            4,912
   2012                                                 1.04                           1.20                            4,815
   2011                                                 1.19                           1.04                            4,815
   2010                                                 1.05                           1.19                            4,858
   2009                                                 0.68                           1.05                           19,550
   2008                                                 1.43                           0.68                           19,457

  BAND 0
   2013                                              $  1.30                         $ 1.71                                0
   2012                                                 1.12                           1.30                          293,974
   2011                                                 1.26                           1.12                          271,795
   2010                                                 1.10                           1.26                          406,801
   2009                                                 0.71                           1.10                          355,343
   2008                                                 1.48                           0.71                          177,873

NEUBERGER BERMAN SMALL-CAP GROWTH - ADVISOR CLASS
  BAND 125
   2013                                              $  1.32                         $ 1.91                          314,809
   2012                                                 1.23                           1.32                          385,263
   2011                                                 1.27                           1.23                          426,115
   2010                                                 1.07                           1.27                          810,349
   2009                                                 0.89                           1.07                          898,145
   2008                                                 1.56                           0.89                          831,570
   2007                                                 1.25                           1.56                          602,747
   2006                                                 1.18                           1.25                           35,007
   2005                                                 1.04                           1.18                              497

  BAND 0
   2013                                              $  1.46                         $ 2.14                           43,905
   2012                                                 1.34                           1.46                           25,899
   2011                                                 1.37                           1.34                           20,024
   2010                                                 1.14                           1.37                           15,774
   2009                                                 0.93                           1.14                           11,029
   2008                                                 1.62                           0.93                                0

NEUBERGER BERMAN SMALL-CAP GROWTH - CLASS R3
  BAND 125
   2013                                              $  1.26                         $ 1.83                           15,674
   2012                                                 1.18                           1.26                            7,557
   2011                                                 1.21                           1.18                            7,476

NORTHERN SMALL CAP VALUE
  BAND 125
   2013                                              $  1.16                         $ 1.57                           17,647

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS A
  BAND 125
   2013                                              $  1.24                         $ 1.68                           57,259
   2012                                                 1.10                           1.24                          345,375
   2011                                                 1.15                           1.10                          325,064
   2010                                                 0.91                           1.15                          350,204
   2009                                                 0.63                           0.91                          306,492
   2008                                                 1.18                           0.63                          278,133
   2007                                                 1.02                           1.18                          329,428

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
   2013                                               $  1.23                        $ 1.65                            45,588
   2012                                                  1.08                          1.23                            42,929
   2011                                                  1.13                          1.08                            35,872
   2010                                                  0.90                          1.13                             4,477
   2009                                                  0.63                          0.90                             5,204
   2008                                                  1.18                          0.63                             2,063

NUVEEN MID-CAP INDEX FUND - CLASS R3
  BAND 125
   2013                                               $  1.15                        $ 1.51                         4,431,148
   2012                                                  1.00                          1.15                         2,743,384
   2011                                                  1.04                          1.00                         1,714,833
   2010                                                  0.84                          1.04                         1,524,930
   2009                                                  0.62                          0.84                           749,704
   2008                                                  0.99                          0.62                           214,581

  BAND 100
   2013                                               $  1.17                        $ 1.53                             2,631
   2012                                                  1.01                          1.17                             2,273
   2011                                                  1.04                          1.01                               915

  BAND 50
   2013                                               $  1.20                        $ 1.58                               950
   2012                                                  1.03                          1.20                               971
   2011                                                  1.06                          1.03                             1,122
   2010                                                  0.85                          1.06                             3,003

  BAND 0
   2013                                               $  1.23                        $ 1.63                           119,252
   2012                                                  1.05                          1.23                            14,137
   2011                                                  1.08                          1.05                            11,780
   2010                                                  0.86                          1.08                             3,474

NUVEEN MID-CAP VALUE - CLASS A
  BAND 125
   2013                                               $  1.00                        $ 1.36                            26,117
   2012                                                  0.92                          1.00                             9,350
   2011                                                  1.00                          0.92                           102,847
   2010                                                  0.84                          1.00                            94,345
   2009                                                  0.66                          0.84                            83,649
   2008                                                  1.06                          0.66                           109,710

NUVEEN MID-CAP VALUE - R3 CLASS
  BAND 125
   2013                                               $  0.98                        $ 1.34                             5,071
   2012                                                  0.90                          0.98                             1,179
   2011                                                  0.99                          0.90                            16,406
   2010                                                  0.84                          0.99                            57,902
   2009                                                  0.66                          0.84                            52,072
   2008                                                  1.06                          0.66                             5,092



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN REAL ESTATE SECURITIES FUND - CLASS A
  BAND 125
    2013                                            $   1.63                      $ 1.63                         639,614
    2012                                                1.40                        1.63                         819,385
    2011                                                1.32                        1.40                         537,716
    2010                                                1.03                        1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - CLASS R3
  BAND 1252
    2013                                            $   1.62                      $ 1.61                         719,411
    2012                                                1.39                        1.62                         676,250
    2011                                                1.32                        1.39                         563,985
    2010                                                1.03                        1.32                         221,292

  BAND 0
    2013                                            $   1.69                      $ 1.70                         102,012
    2012                                                1.43                        1.69                          86,927
    2011                                                1.33                        1.43                          88,192
    2010                                                1.03                        1.33                          72,767

NUVEEN SMALL-CAP INDEX - CLASS R3
  BAND 125
    2013                                            $   1.05                      $ 1.43                       3,487,012
    2012                                                0.92                        1.05                       1,551,669
    2011                                                0.98                        0.92                       1,347,252
    2010                                                0.79                        0.98                       1,012,978
    2009                                                0.63                        0.79                         610,330
    2008                                                0.97                        0.63                         296,321

  BAND 100
    2013                                            $   1.06                      $ 1.45                           1,428
    2012                                                0.93                        1.06                           1,248

  BAND 50
    2013                                            $   1.09                      $ 1.50                             667
    2012                                                0.95                        1.09                             676
    2011                                                1.01                        0.95                             803
    2010                                                1.00                        1.01                             711

  BAND 0
    2013                                            $   1.12                      $ 1.54                         215,748
    2012                                                0.97                        1.12                         186,645
    2011                                                1.02                        0.97                         165,621
    2010                                                0.81                        1.02                         134,179
    2009                                                0.64                        0.81                           4,036

NUVEEN SMALL-CAP SELECT - CLASS A
  BAND 125
    2013                                            $   1.10                      $ 1.44                         422,848
    2012                                                1.00                        1.10                         527,399
    2011                                                1.03                        1.00                         515,456
    2010                                                0.85                        1.03                         528,219
    2009                                                0.63                        0.85                         521,721
    2008                                                0.96                        0.63                         436,614
    2007                                                1.03                        0.96                         568,304

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL-CAP SELECT - CLASS R3
  BAND 125
    2013                                             $  1.09                       $ 1.41                           82,532
    2012                                                0.99                         1.09                          115,364
    2011                                                1.02                         0.99                          162,205
    2010                                                0.84                         1.02                          181,333
    2009                                                0.62                         0.84                           45,936
    2008                                                0.96                         0.62                           13,813
    2007                                                1.03                         0.96                           42,572

NUVEEN SMALL-CAP VALUE - CLASS A
  BAND 125
    2013                                             $  1.09                       $ 1.49                           43,029
    2012                                                0.96                         1.09                           50,430
    2011                                                0.98                         0.96                           47,766
    2010                                                0.77                         0.98                           50,626
    2009                                                0.66                         0.77                           47,170
    2008                                                0.95                         0.66                           67,440
    2007                                                1.03                         0.95                              140

NUVEEN SMALL-CAP VALUE - CLASS R3
  BAND 125
    2013                                             $  1.07                       $ 1.46                          316,953
    2012                                                0.95                         1.07                          265,127
    2011                                                0.97                         0.95                           14,015
    2010                                                0.77                         0.97                           12,134
    2009                                                0.66                         0.77                           33,534

  BAND 50
    2013                                             $  1.12                       $ 1.55                           13,771
    2012                                                0.99                         1.12                           18,308
    2011                                                1.00                         0.99                           18,130
    2010                                                0.78                         1.00                           20,056

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS A
  BAND 125
    2013                                             $  1.13                       $ 1.34                           14,253
    2012                                                1.02                         1.13                              773
    2011                                                1.06                         1.02                              248

  BAND 0
    2013                                             $  1.22                       $ 1.46                          881,950
    2012                                                1.08                         1.22                          901,571
    2011                                                1.11                         1.08                          914,533
    2010                                                0.99                         1.11                          999,214

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS R3
  BAND 125
    2013                                             $  1.12                       $ 1.31                           93,095
    2012                                                1.00                         1.12                          715,128
    2011                                                1.05                         1.00                          827,533
    2010                                                0.95                         1.05                          139,506
    2009                                                0.74                         0.95                          108,176

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                               $  1.21                         $1.44                            96,289
   2012                                                  1.07                          1.21                            89,231
   2011                                                  1.10                          1.07                            82,607
   2010                                                  1.00                          1.10                             8,505

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS A
  BAND 125
   2013                                               $  1.24                         $1.33                         6,303,821
   2012                                                  1.04                          1.24                         4,118,308
   2011                                                  1.29                          1.04                         2,627,929
   2010                                                  1.02                          1.29                           616,057

  BAND 0
   2013                                               $  1.29                         $1.40                           132,573
   2012                                                  1.07                          1.29                         2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS N
  BAND 125
   2013                                               $  2.42                         $2.58                         3,163,766
   2012                                                  2.04                          2.42                         6,298,930
   2011                                                  2.53                          2.04                         5,229,677
   2010                                                  2.02                          2.53                         5,061,527
   2009                                                  1.13                          2.02                         4,180,496
   2008                                                  2.21                          1.13                         2,855,914
   2007                                                  1.68                          2.21                         2,744,935
   2006                                                  1.36                          1.68                         2,533,748
   2005                                                  1.00 (05/20/05)               1.36                           235,406

  BAND 100
   2013                                               $  2.47                         $2.64                             2,398
   2012                                                  2.07                          2.47                             1,024

  BAND 50
   2013                                               $  2.56                         $2.75                             3,175
   2012                                                  2.14                          2.56                             3,365
   2011                                                  2.64                          2.14                             3,414
   2010                                                  2.09                          2.64                             1,023

  BAND 0
   2013                                               $  2.66                         $2.88                           231,926
   2012                                                  2.21                          2.66                           286,284
   2011                                                  2.71                          2.21                           284,486
   2010                                                  2.14                          2.71                           141,579
   2009                                                  1.18                          2.14                            10,790

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS Y
  BAND 125
   2013                                               $  1.05                         $1.13                         8,884,508

  BAND 0
   2013                                               $  1.06                         $1.15                         3,821,063

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND - CLASS N
  BAND 125
   2013                                               $  1.35                        $ 1.69                           286,187
   2012                                                  1.14                          1.35                           410,996
   2011                                                  1.26                          1.14                           483,424
   2010                                                  1.11                          1.26                           305,594
   2009                                                  0.81                          1.11                           262,655
   2008                                                  1.39                          0.81                           168,585
   2007                                                  1.34                          1.39                           493,518
   2006                                                  1.19                          1.34                           529,270

  BAND 100
   2013                                               $  1.38                        $ 1.72                             7,058

  BAND 50
   2013                                               $  1.43                        $ 1.80                           255,530
   2012                                                  1.19                          1.43                           915,107
   2011                                                  1.32                          1.19                           866,176
   2010                                                  1.15                          1.32                           616,340
   2009                                                  0.83                          1.15                           477,424
   2008                                                  1.42                          0.83                           413,502
   2007                                                  1.35                          1.42                           338,117
   2006                                                  1.19                          1.35                           299,492

  BAND 0
   2013                                               $  1.48                        $ 1.88                                 0
   2012                                                  1.23                          1.48                           485,661
   2011                                                  1.36                          1.23                           496,700
   2010                                                  1.18                          1.36                           567,286
   2009                                                  0.85                          1.18                           525,746
   2008                                                  1.44                          0.85                           405,607
   2007                                                  1.37                          1.44                           342,019
   2006                                                  1.20                          1.37                           283,770

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2013                                               $  1.09                        $ 1.37                            35,822

  BAND 50
   2013                                               $  1.09                        $ 1.38                           864,171

  BAND 0
   2013                                               $  1.09                        $ 1.38                           688,368

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2013                                               $  1.09                        $ 1.37                           208,266

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS A
  BAND 125
   2013                                               $  1.01                        $ 1.40                           252,782
   2012                                                  1.93                          1.01                         1,280,138
   2011                                                  1.03                          1.93                            44,232

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS N
  BAND 125
   2013                                               $  1.00                        $ 1.39                           284,099
   2012                                                  0.92                          1.00                           185,435
   2011                                                  1.03                          0.92                            29,409

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS A
  BAND 125
   2013                                               $  1.31                        $ 1.29                         1,653,142
   2012                                                  1.17                          1.31                            27,355
   2011                                                  1.18                          1.17                           247,017
   2010                                                  1.03                          1.18                           210,386
   2009                                                  0.85                          1.03                           214,559
   2008                                                  1.03                          0.85                           201,573

  BAND 25
   2013                                               $  1.39                        $ 1.38                                 0
   2012                                                  1.23                          1.39                                 0
   2011                                                  1.22                          1.23                                 0
   2010                                                  1.05                          1.22                           479,512
   2009                                                  0.87                          1.05                           488,168
   2008                                                  1.04                          0.87                           296,467

  BAND 0
   2013                                               $  1.41                        $ 1.40                            23,546

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS N
  BAND 125
   2013                                               $  1.28                        $ 1.26                           526,422
   2012                                                  1.15                          1.28                         1,985,362
   2011                                                  1.16                          1.15                         1,638,011
   2010                                                  1.02                          1.16                         1,342,985
   2009                                                  0.85                          1.02                           870,587
   2008                                                  1.03                          0.85                           164,493

  BAND 0
   2013                                               $  1.38                        $ 1.37                            62,529
   2012                                                  1.22                          1.38                            75,749
   2011                                                  1.21                          1.22                            48,517
   2010                                                  1.05                          1.21                            33,722
   2009                                                  0.87                          1.05                            58,529

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS Y
  BAND 125
   2013                                               $  1.02                        $ 1.01                            14,100

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS A
  BAND 125
   2013                                               $  1.05                        $ 0.54                           561,379
   2012                                                  1.17                          1.05                           335,149
   2011                                                  1.60                          1.17                           201,870
   2010                                                  1.05                          1.60                            27,308

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS N
  BAND 125
   2013                                             $  1.04                       $ 0.53                         372,277
   2012                                                1.16                         1.04                         793,385
   2011                                                1.59                         1.16                         546,050
   2010                                                1.05                         1.59                         530,535

  BAND 100
   2013                                             $  1.05                       $ 0.54                           7,871
   2012                                                1.17                         1.05                          15,461
   2011                                                1.59                         1.17                           2,272
   2010                                                1.05                         1.59                          37,392

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS Y
  BAND 125
   2013                                             $  0.98                       $ 0.51                         156,221

OPPENHEIMER INTERNATIONAL BOND FUND - CLASS N
  BAND 125
   2013                                             $  1.51                       $ 1.42                       2,149,661
   2012                                                1.39                         1.51                       5,050,736
   2011                                                1.41                         1.39                       5,699,958
   2010                                                1.34                         1.41                       4,992,136
   2009                                                1.20                         1.34                       3,646,560
   2008                                                1.23                         1.20                       2,779,557
   2007                                                1.19                         1.23                       1,566,078
   2006                                                1.08                         1.19                         710,394
   2005                                                1.00 (05/20/05)              1.08                           3,034

  BAND 0
   2013                                             $  1.67                       $ 1.59                         239,271
   2012                                                1.51                         1.67                         349,829
   2011                                                1.52                         1.51                         365,968
   2010                                                1.42                         1.52                         214,086
   2009                                                1.25                         1.42                          83,873
   2008                                                1.27                         1.25                          84,284
   2007                                                1.21                         1.27                          23,347

OPPENHEIMER INTERNATIONAL BOND FUND - CLASS A
  BAND 125
   2013                                             $  1.05                       $ 0.99                       4,694,554
   2012                                                0.96                         1.05                       1,094,997
   2011                                                1.00 (06/23/11)              0.96                         976,340

  BAND 0
   2013                                             $  1.07                       $ 1.02                         178,634

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2013                                             $  1.02                       $ 0.97                       2,077,345

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL GROWTH FUND - CLASS A
  BAND 125
   2013                                             $  0.94                       $ 1.16                       3,201,044
   2012                                                0.78                         0.94                         933,722
   2011                                                0.86                         0.78                         125,545
   2010                                                0.76                         0.86                          99,370
   2009                                                0.56                         0.76                          36,372
   2008                                                0.97                         0.56                             469

  BAND 100
   2013                                             $  0.95                       $ 1.18                           6,811

  BAND 50
   2013                                             $  0.98                       $ 1.22                           1,713

  BAND 0
   2013                                             $  1.00                       $ 1.26                         299,856

OPPENHEIMER INTERNATIONAL GROWTH FUND - CLASS N
  BAND 125
   2013                                             $  0.93                       $ 1.14                         829,436
   2012                                                0.78                         0.93                       1,157,362
   2011                                                0.85                         0.78                         889,457
   2010                                                0.75                         0.85                         636,919
   2009                                                0.56                         0.75                         274,442
   2008                                                0.97                         0.56                          62,541

  BAND 0
   2013                                             $  0.99                       $ 1.24                         161,585
   2012                                                0.82                         0.99                         160,865

OPPENHEIMER INTERNATIONAL GROWTH FUND - CLASS Y
  BAND 125
   2013                                             $  1.08                       $ 1.34                       8,521,212

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - CLASS N
  BAND 125
   2013                                             $  1.92                       $ 2.74                         634,142
   2012                                                1.59                         1.92                         635,400
   2011                                                2.03                         1.59                         849,972
   2010                                                1.50                         2.03                         940,747
   2009                                                0.69                         1.50                       1,191,549
   2008                                                2.06                         0.69                         703,663
   2007                                                1.72                         2.06                         726,110
   2006                                                1.28                         1.72                         443,730
   2005                                                1.00 (05/20/05)              1.28                           3,097

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - CLASS A
  BAND 125
   2013                                             $  1.08                       $ 1.55                          23,265

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - CLASS Y
  BAND 125
   2013                                             $  1.08                       $ 1.55                         182,066

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SELECT FUND - CLASS N
  BAND 125
   2013                                             $  1.22                       $ 1.56                         434,332
   2012                                                1.07                         1.22                         553,288
   2011                                                1.12                         1.07                         483,686
   2010                                                0.98                         1.12                         522,997
   2009                                                0.75                         0.98                         510,547
   2008                                                1.24                         0.75                         409,886
   2007                                                1.22                         1.24                         435,372
   2006                                                1.08                         1.22                         221,714
   2005                                                1.00 (05/20/05)              1.08                           2,741

OPPENHEIMER MAIN STREET SELECT FUND - CLASS A
  BAND 125
   2013                                             $  1.06                       $ 1.35                         103,343

OPPENHEIMER MAIN STREET SELECT FUND - CLASS Y
  BAND 125
   2013                                             $  1.06                       $ 1.35                          51,591

OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS A
  BAND 125
   2013                                             $  0.62                       $ 0.81                       1,301,408
   2012                                                0.53                         0.62                       2,609,738
   2011                                                0.56                         0.53                       4,258,879
   2010                                                0.46                         0.56                       2,442,279
   2009                                                0.34                         0.46                       1,673,048
   2008                                                0.55                         0.34                       1,072,143
   2007                                                0.57                         0.55                         229,267

  BAND 100
   2013                                             $  0.63                       $ 0.83                          72,486

  BAND 50
   2013                                             $  0.64                       $ 0.86                           8,833

OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS N
  BAND 125
   2013                                             $  0.60                       $ 0.79                       1,041,921
   2012                                                0.52                         0.60                       1,837,790
   2011                                                0.55                         0.52                       1,922,730
   2010                                                0.45                         0.55                       2,442,279
   2009                                                0.33                         0.45                       1,673,048
   2008                                                0.55                         0.33                       1,072,143
   2007                                                0.57                         0.55                         229,267

  BAND 100
   2013                                             $  0.61                       $ 0.81                         122,214
   2012                                                0.53                         0.61                          39,717
   2011                                                0.55                         0.53                          30,033
   2010                                                0.45                         0.55                          26,774
   2009                                                0.34                         0.45                          23,018
   2008                                                0.55                         0.33                          20,000

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                               $  0.65                        $ 0.87                           235,184
   2012                                                  0.56                          0.65                           159,814
   2011                                                  0.58                          0.56                           140,922
   2010                                                  0.47                          0.58                           140,052
   2009                                                  0.34                          0.47                           155,770
   2008                                                  0.56                          0.34                           125,593
   2007                                                  0.57                          0.56                            53,704

OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS Y
  BAND 125
   2013                                               $  1.09                        $ 1.43                           358,158

OPPENHEIMER SMALL & MID-CAP VALUE FUND - CLASS N
  BAND 125
   2013                                               $  1.15                        $ 1.56                         1,280,498
   2012                                                  1.07                          1.15                         1,435,422
   2011                                                  1.17                          1.07                         1,696,377
   2010                                                  0.99                          1.17                         2,890,372
   2009                                                  0.69                          0.99                         3,519,603
   2008                                                  1.40                          0.69                         2,627,934
   2007                                                  1.31                          1.40                         2,768,356
   2006                                                  1.14                          1.31                           999,241

OPPENHEIMER SMALL & MID-CAP VALUE FUND - CLASS A
  BAND 125
   2013                                               $  1.07                        $ 1.46                             1,864

OPPENHEIMER SMALL & MID-CAP VALUE FUND - CLASS Y
  BAND 125
   2013                                               $  1.07                        $ 1.46                               843

OPPENHEIMER VALUE FUND - CLASS A
  BAND 125
   2013                                               $  0.90                        $ 1.16                           685,152
   2012                                                  0.80                          0.90                            25,333
   2011                                                  0.85                          0.80                            11,310
   2010                                                  0.75                          0.85                             6,931

OPPENHEIMER VALUE - CLASS N
  BAND 125
   2013                                               $  0.89                        $ 1.14                           160,349
   2012                                                  0.79                          0.89                           985,168
   2011                                                  0.85                          0.79                           848,308
   2010                                                  0.75                          0.85                           547,805
   2009                                                  0.57                          0.75                           349,444
   2008                                                  0.99                          0.57                            87,958

  BAND 0
   2013                                               $  0.95                        $ 1.23                            20,177
   2012                                                  0.84                          0.95                            17,037
   2011                                                  0.88                          0.84                           161,490
   2010                                                  0.77                          0.88                            22,614

OPPENHEIMER VALUE - CLASS Y
  BAND 125
   2013                                               $  1.06                        $ 1.37                            28,082

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PARNASSUS EQUITY INCOME - INVESTOR CLASS
  BAND 125
   2013                                             $  1.22                       $ 1.61                       6,081,821
   2012                                                1.07                         1.22                         200,065

PARNASSAS FUND
  BAND 125
   2013                                             $  1.27                       $ 1.69                         993,619
   2012                                                1.02                         1.27                         993,452
   2011                                                1.09                         1.02                         952,129

PARNASSAS MID-CAP FUND
  BAND 125
   2013                                             $  1.29                       $ 1.64                         499,477
   2012                                                1.11                         1.29                           2,441
   2011                                                1.08                         1.11                           1,693

PARNASSAS SMALL-CAP FUND
  BAND 125
   2013                                             $  1.15                       $ 1.46                         188,461
   2012                                                0.99                         1.15                         133,632
   2011                                                1.15                         0.99                          47,595

PAX WORLD BALANCED - INDIVIDUAL CLASS
  BAND 125
   2013                                             $  1.39                       $ 1.60                           7,017
   2012                                                1.27                         1.39                           2,726

PAX WORLD BALANCED - RETIREMENT CLASS
  BAND 125
   2013                                             $  1.38                       $ 1.58                         833,588
   2012                                                1.26                         1.38                         847,490
   2011                                                1.30                         1.26                         661,896
   2010                                                1.18                         1.30                         620,302
   2009                                                1.00 (05/01/09)              1.18                         583,028

  BAND 0
   2013                                             $  1.45                       $ 1.68                           3,018
   2012                                                1.30                         1.45                           3,309
   2011                                                1.33                         1.30                         300,303
   2010                                                1.19                         1.33                         275,327

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - INVESTOR CLASS
  BAND 125
   2013                                             $  1.48                       $ 1.93                           6,423
   2012                                                1.26                         1.48                           6,423
   2011                                                1.42                         1.26                           6,589

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - R CLASS
  BAND 125
   2013                                             $  1.47                       $ 1.91                         374,005
   2012                                                1.25                         1.47                         397,797
   2011                                                1.42                         1.25                         179,504
   2010                                                1.29                         1.42                         122,605
   2009                                                1.00 (05/01/09)              1.29                          75,513

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.54                       $ 2.03                           7,460
   2012                                                1.29                         1.54                           6,796
   2011                                                1.45                         1.29                           3,274
   2010                                                1.30                         1.45                           2,241
   2009                                                1.00 (05/01/09)              1.30                             406

PAYDEN EMERGING MARKETS BOND
  BAND 125
   2013                                             $  1.20                       $ 1.10                          56,463
   2012                                                1.01                         1.20                          17,822

  BAND 0
   2013                                             $  1.23                       $ 1.14                         604,124
   2012                                                1.03                         1.23                         801,108

PIMCO ALL ASSET - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  1.11                       $ 1.10                         811,969
   2012                                                0.97                         1.11                          57,525
   2011                                                1.00 (06/23/11)              0.97                          19,579

PIMCO ALL ASSET - R CLASS
  BAND 125
   2013                                             $  1.00 (06/20/13)            $ 1.03                          49,313

PIMCO COMMODITY REAL RETURN STRATEGY - ADMIN CLASS
  BAND 125
   2013                                             $  1.00 (06/20/13)            $ 0.97                         645,456

PIMCO HIGH YIELD - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  2.03                       $ 2.12                       3,006,584
   2012                                                1.80                         2.03                       3,168,957
   2011                                                1.76                         1.80                       3,680,424
   2010                                                1.56                         1.76                       3,640,277
   2009                                                1.10                         1.56                       2,716,640
   2008                                                1.46                         1.10                       2,738,463
   2007                                                1.43                         1.46                       4,006,402
   2006                                                1.33                         1.43                       3,158,179
   2005                                                1.29                         1.33                         203,927
   2004                                                1.20                         1.29                          22,555

  BAND 0
   2013                                             $  2.32                       $ 2.45                         305,756
   2012                                                2.03                         2.32                         323,419
   2011                                                1.96                         2.03                         269,113
   2010                                                1.72                         1.96                         235,432

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD - R CLASS
  BAND 125
   2013                                             $  1.74                       $ 1.81                       1,301,889
   2012                                                1.55                         1.74                       1,306,478
   2011                                                1.52                         1.55                       1,374,856
   2010                                                1.35                         1.52                       1,246,070
   2009                                                0.96                         1.35                       1,041,692
   2008                                                1.28                         0.96                         764,134
   2007                                                1.26                         1.28                         590,480
   2006                                                1.17                         1.26                         571,898
   2005                                                1.14                         1.17                         234,537
   2004                                                1.06                         1.14                          47,551

  BAND 100
   2013                                             $  1.79                       $ 1.86                           5,125
   2012                                                1.58                         1.79                          26,156
   2011                                                1.55                         1.58                          24,823
   2010                                                1.38                         1.55                          22,441
   2009                                                0.97                         1.38                          20,626
   2008                                                1.29                         0.97                          18,736

  BAND 50
   2013                                             $  1.87                       $ 1.96                         224,638
   2012                                                1.65                         1.87                         210,156
   2011                                                1.60                         1.65                         190,865
   2010                                                1.42                         1.60                         149,690
   2009                                                1.00                         1.42                         177,077
   2008                                                1.32                         1.00                         101,346
   2007                                                1.29                         1.32                          86,486

  BAND 0
   2013                                             $  1.96                       $ 2.06                          86,690
   2012                                                1.72                         1.96                          83,048
   2011                                                1.66                         1.72                          63,438
   2010                                                1.46                         1.66                          39,868
   2009                                                1.02                         1.46                          17,437

PIMCO INCOME - ADMIN CLASS
  BAND 125
   2013                                             $  1.02                       $ 1.06                         291,009

PIMCO INCOME - R CLASS
  BAND 125
   2013                                             $  1.02                       $ 1.05                         931,257

PIMCO REAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  1.22                       $ 1.10                       4,806,815
   2012                                                1.14                         1.22                       2,478,912
   2011                                                1.03                         1.14                         594,719
   2010                                                1.00 (05/27/10)              1.03                           1,672

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN - R CLASS
  BAND 125
   2013                                             $  1.21                       $ 1.08                        1,200,747
   2012                                                1.13                         1.21                          773,149
   2011                                                1.03                         1.13                          209,010
   2010                                                1.00 (05/27/10)              1.03                              167

PIMCO TOTAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
   2013                                             $  1.49                       $ 1.44                       58,632,522
   2012                                                1.37                         1.49                       54,380,902
   2011                                                1.33                         1.37                       43,049,477
   2010                                                1.24                         1.33                       30,193,638
   2009                                                1.11                         1.24                       16,339,829
   2008                                                1.07                         1.11                        9,428,320
   2007                                                1.00 (05/24/07)              1.07                        6,760,078

  BAND 100
   2013                                             $  1.51                       $ 1.46                            8,862
   2012                                                1.38                         1.51                            8,862

  BAND 0
   2013                                             $  1.59                       $ 1.56                        1,246,769
   2012                                                1.45                         1.59                        1,432,632
   2011                                                1.39                         1.45                        1,340,782
   2010                                                1.28                         1.39                        1,368,629

PIMCO TOTAL RETURN - R CLASS
  BAND 125
   2013                                             $  1.56                       $ 1.50                       22,154,552
   2012                                                1.44                         1.56                       22,594,506
   2011                                                1.41                         1.44                       18,591,317
   2010                                                1.32                         1.41                       14,195,232
   2009                                                1.18                         1.32                        8,336,507
   2008                                                1.15                         1.18                        3,643,842
   2007                                                1.08                         1.15                        1,373,463
   2006                                                1.05                         1.08                        6,858,795

  BAND 100
   2013                                             $  1.60                       $ 1.54                           33,032
   2012                                                1.47                         1.60                           56,310
   2011                                                1.44                         1.47                           49,991
   2010                                                1.34                         1.44                           86,483
   2009                                                1.20                         1.34                           65,536
   2008                                                1.16                         1.20                           64,561
   2007                                                1.08                         1.16                           15,984
   2006                                                1.06                         1.08                            6,441

  BAND 50
   2013                                             $  1.67                       $ 1.62                           67,911
   2012                                                1.53                         1.67                           63,513
   2011                                                1.49                         1.53                           62,707
   2010                                                1.38                         1.49                           13,235

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                               $  1.75                        $ 1.71                         1,581,858
   2012                                                  1.60                          1.75                         1,770,587
   2011                                                  1.54                          1.60                         1,036,725
   2010                                                  1.43                          1.54                           473,728
   2009                                                  1.26                          1.43                           245,381
   2008                                                  1.21                          1.26                             8,127
   2007                                                  1.12                          1.21                             6,876

PIONEER BOND FUND - R CLASS
  BAND 125
   2013                                               $  1.39                        $ 1.38                           732,988
   2012                                                  1.30                          1.39                           927,063
   2011                                                  1.26                          1.30                           864,672
   2010                                                  1.17                          1.26                           752,895
   2009                                                  1.01                          1.17                           747,238
   2008                                                  1.07                          1.01                           537,299
   2007                                                  1.03                          1.07                           288,335
   2006                                                  1.01                          1.03                            51,008

  BAND 100
   2013                                               $  1.42                        $ 1.41                            10,743
   2012                                                  1.32                          1.42                            10,743

PIONEER BOND FUND - A CLASS
  BAND 125
   2013                                               $  1.00                        $ 0.99                            77,462

  BAND 0
   2013                                               $  1.00                        $ 1.01                           269,692

PIONEER BOND FUND - Y CLASS
  BAND 125
   2013                                               $  1.00                        $ 1.00                           285,805

PIONEER EMERGING MARKETS - CLASS A
  BAND 125
   2013                                               $  1.04                        $ 1.00                           112,529
   2012                                                  0.94                          1.04                           127,599
   2011                                                  1.26                          0.94                           660,579
   2010                                                  1.10                          1.26                           826,823
   2009                                                  0.64                          1.10                           678,046
   2008                                                  1.59                          0.64                           365,862
   2007                                                  1.13                          1.59                           166,997

  BAND 0
   2013                                               $  1.12                        $ 1.10                                 0
   2012                                                  1.01                          1.12                            15,198
   2011                                                  1.33                          1.01                            11,205
   2010                                                  1.14                          1.33                            50,198
   2009                                                  0.66                          1.14                            50,157
   2008                                                  1.61                          0.66                             2,494

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME - CLASS A
  BAND 125
    2013                                             $  1.00                       $ 1.27                        1,933,672
    2012                                                0.92                         1.00                           94,358
    2011                                                0.87                         0.92                           15,071
    2010                                                0.74                         0.87                            8,330
    2009                                                0.68                         0.74                            3,190

PIONEER EQUITY INCOME - R CLASS
  BAND 125
    2013                                             $  0.98                       $ 1.25                          152,143
    2012                                                0.91                         0.98                        1,820,102
    2011                                                0.87                         0.91                        1,656,313
    2010                                                0.74                         0.87                        1,263,466
    2009                                                0.68                         0.74                          807,034
    2008                                                0.98                         0.68                              616

  BAND 0
    2013                                             $  1.05                       $ 1.35                                0
    2012                                                0.96                         1.05                           68,965
    2011                                                0.90                         0.96                           71,479
    2010                                                0.76                         0.90                           63,152
    2009                                                0.68                         0.76                           67,742

PIONEER EQUITY INCOME - Y CLASS
  BAND 125
    2013                                             $  1.05                       $ 1.34                           37,694

PIONEER FUND - R CLASS
  BAND 125
    2013                                             $  1.09                       $ 1.43                          226,547
    2012                                                1.01                         1.09                          262,218
    2011                                                1.08                         1.01                          406,808
    2010                                                0.95                         1.08                          404,447
    2009                                                0.77                         0.95                          321,357
    2008                                                1.19                         0.77                           76,190
    2007                                                1.16                         1.19                          114,561
    2006                                                1.08                         1.16                           20,803

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2013                                             $  1.38                       $ 1.82                        1,053,562
    2012                                                1.27                         1.38                        1,215,288
    2011                                                1.35                         1.27                        1,603,035
    2010                                                1.17                         1.35                        3,265,727
    2009                                                0.95                         1.17                        3,364,703
    2008                                                1.46                         0.95                        3,541,380
    2007                                                1.41                         1.46                        3,557,248
    2006                                                1.23                         1.41                        4,397,803
    2005                                                1.17                         1.23                        5,368,751
    2004                                                1.10                         1.17                        6,289,040

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER SELECT MID CAP GROWTH VCT - I CLASS (FORMERLY PIONEER VCT GROWTH OPPORTUNITIES)
  BAND 125
   2013                                             $  1.94                       $ 2.73                       4,557,821
   2012                                                1.84                         1.94                       5,399,665
   2011                                                1.90                         1.84                       6,289,827
   2010                                                1.60                         1.90                       6,585,204
   2009                                                1.12                         1.60                       6,891,974
   2008                                                1.76                         1.12                       6,992,977
   2007                                                1.86                         1.76                       9,469,091
   2006                                                1.78                         1.86                      12,120,267
   2005                                                1.69                         1.78                      14,203,577
   2004                                                1.40                         1.69                      15,119,508

PIONEER FUNDAMENTAL GROWTH - A CLASS
  BAND 125
   2013                                             $  1.05                       $ 1.38                         891,834
   2012                                                1.00 (05/24/12)              1.05                         472,247

PIONEER FUNDAMENTAL GROWTH - Y CLASS
  BAND 125
   2013                                             $  1.06                       $ 1.39                       1,297,117
   2012                                                1.00 (05/24/12)              1.06                           3,923

PIONEER HIGH-YIELD FUND - R CLASS
  BAND 125
   2013                                             $  1.54                       $ 1.70                         363,813
   2012                                                1.36                         1.54                         586,058
   2011                                                1.40                         1.36                         718,036
   2010                                                1.21                         1.40                         663,823
   2009                                                0.76                         1.21                         732,740
   2008                                                1.22                         0.76                         343,865
   2007                                                1.16                         1.22                         254,402
   2006                                                1.07                         1.16                          40,798

  BAND 100
   2013                                             $  1.57                       $ 1.73                          64,564
   2012                                                1.38                         1.57                          79,257
   2011                                                1.42                         1.38                          79,069
   2010                                                1.22                         1.42                          72,167
   2009                                                0.76                         1.22                          65,637
   2008                                                1.23                         0.76                          69,705
   2007                                                1.16                         1.23                          74,343
   2006                                                1.07                         1.16                          64,640

  BAND 50
   2013                                             $  1.63                       $ 1.81                               0
   2012                                                1.43                         1.63                          73,349
   2011                                                1.46                         1.43                         122,648
   2010                                                1.25                         1.46                         139,954
   2009                                                0.78                         1.25                         151,698
   2008                                                1.24                         0.78                         137,574
   2007                                                1.17                         1.24                         110,969
   2006                                                1.06                         1.17                          90,523
   2005                                                1.00 (05/20/05)              1.06                           1,839

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER HIGH-YIELD FUND - A CLASS
  BAND 125
    2013                                            $   1.04                      $  1.15                         475,865

  BAND 50
    2013                                            $   1.04                      $  1.16                         118,242

PIONEER MID-CAP VALUE - R CLASS
  BAND 125
    2013                                            $   1.14                      $  1.49                         167,819
    2012                                                1.05                         1.14                         145,799
    2011                                                1.13                         1.05                         377,499
    2010                                                0.97                         1.13                         749,218
    2009                                                0.79                         0.97                         937,314
    2008                                                1.21                         0.79                         764,126
    2007                                                1.17                         1.21                         719,850
    2006                                                1.06                         1.17                         583,803
    2005                                                1.00 (05/20/05)              1.06                          68,685

PIONEER MID-CAP VALUE - A CLASS
  BAND 125
    2013                                            $   1.07                      $  1.40                             101

PIONEER OAK RIDGE LARGE-CAP GROWTH - R CLASS
  BAND 125
    2013                                            $   1.06                      $  1.39                          26,696
    2012                                                0.96                         1.06                           6,761
    2011                                                0.99                         0.96                           7,145
    2010                                                0.93                         0.99                           8,119
    2009                                                1.17                         0.93                           5,772
    2008                                                1.10                         1.17                             351

PIONEER OAK RIDGE SMALL CAP GROWTH - A CLASS
  BAND 125
    2013                                            $   1.08                      $  1.48                         192,577
    2012                                                1.00 (05/24/12)              1.08                             573

PIONEER OAK RIDGE SMALL CAP GROWTH - Y CLASS
    2013                                            $   1.08                      $  1.49                       1,877,852

PIONEER STRATEGIC INCOME - CLASS A
  BAND 125
    2013                                            $   1.09                      $  1.09                       1,082,068
    2012                                                0.99                         1.09                         376,469
    2011                                                1.00 (06/23/11)              0.99                           1,401

PIONEER STRATEGIC INCOME - Z CLASS
  BAND 125
    2013                                            $   1.09                      $  1.10                         342,152
    2012                                                0.99                         1.09                         320,387

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS A
  BAND 125
    2013                                            $   1.25                      $  1.59                         252,635
    2012                                                0.95                         1.25                         132,685
    2011                                                1.19                         0.95                          84,943
    2010                                                1.02                         1.19                          11,141

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2013                                             $  1.26                       $ 1.61                             727
    2012                                                0.96                         1.26                           2,969

  BAND 0
    2013                                             $  1.30                       $ 1.67                           2,593
    2012                                                0.98                         1.30                             159
    2011                                                1.20                         0.98                             358

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS Z
  BAND 125
    2013                                             $  1.26                       $ 1.61                         213,927
    2012                                                0.96                         1.26                         100,464
    2011                                                1.19                         0.96                          81,788

PRUDENTIAL GLOBAL REAL ESTATE - CLASS A
  BAND 125
    2013                                             $  1.41                       $ 1.44                         564,275
    2012                                                1.12                         1.41                         423,435
    2011                                                1.21                         1.12                         241,213
    2010                                                1.00 (05/27/10)              1.21                          14,680

  BAND 0
    2013                                             $  1.45                       $ 1.51                           6,440
    2012                                                1.15                         1.45                          85,323
    2011                                                1.22                         1.15                          81,849

PRUDENTIAL GLOBAL REAL ESTATE - CLASS Z
  BAND 125
    2013                                             $  1.42                       $ 1.46                       1,924,640
    2012                                                1.13                         1.42                         750,532
    2011                                                1.21                         1.13                         351,243
    2010                                                1.00 (05/27/10)              1.21                         122,878

  BAND 0
    2013                                             $  1.47                       $ 1.52                       1,978,304
    2012                                                1.15                         1.47                       2,259,241

PRUDENTIAL HIGH-YIELD - CLASS A
  BAND 125
    2013                                             $  1.29                       $ 1.36                       3,113,756
    2012                                                1.15                         1.29                       1,814,111
    2011                                                1.11                         1.15                         461,320
    2010                                                1.00 (05/27/10)              1.11                          24,381

  BAND 100
    2013                                             $  1.30                       $ 1.38                             153

  BAND 0
    2013                                             $  1.33                       $ 1.43                              20

PRUDENTIAL HIGH YIELD - CLASS Z
  BAND 125
    2013                                             $  1.30                       $ 1.38                       7,203,230
    2012                                                1.15                         1.30                       7,203,555
    2011                                                1.11                         1.15                       1,401,886
    2010                                                1.00 (05/27/10)              1.11                         485,089

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2013                                            $  1.34                       $ 1.44                        564,636
    2012                                               1.18                         1.34                        485,084

PRUDENTIAL JENNISON 20/20 FOCUS - CLASS A
  BAND 125
    2013                                            $  1.22                       $ 1.56                        271,338
    2012                                               1.10                         1.22                        178,893
    2011                                               1.16                         1.10                        142,547
    2010                                               1.00 (05/27/10)              1.16                         11,571

PRUDENTIAL JENNISON 20/20 FOCUS - CLASS Z
  BAND 125
    2013                                            $  1.23                       $ 1.57                        245,685
    2012                                               1.10                         1.23                        313,758
    2011                                               1.16                         1.10                        290,652

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS A
  BAND 125
    2013                                            $  1.66                       $ 2.56                        675,739
    2012                                               1.34                         1.66                        408,777
    2011                                               1.21                         1.34                        164,560
    2010                                               1.03                         1.21                         15,814

  BAND 100
    2013                                            $  1.67                       $ 2.58                          2,815
    2012                                               1.35                         1.67                          2,644

  BAND 0
    2013                                            $  1.72                       $ 2.69                              0
    2012                                               1.38                         1.72                         10,057

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS Z
  BAND 125
    2013                                            $  1.67                       $ 2.59                        730,130
    2012                                               1.35                         1.67                        459,585
    2011                                               1.21                         1.35                        141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS A
  BAND 125
    2013                                            $  1.39                       $ 1.75                      2,865,318
    2012                                               1.21                         1.39                      2,272,166
    2011                                               1.20                         1.21                        833,948
    2010                                               1.02                         1.20                        125,190

  BAND 100
    2013                                            $  1.40                       $ 1.77                          2,112
    2012                                               1.22                         1.40                          1,110

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS Z
  BAND 125
    2013                                            $  1.40                       $ 1.77                      8,589,917
    2012                                               1.22                         1.40                      7,164,718
    2011                                               1.21                         1.22                      4,698,055
    2010                                               1.02                         1.21                      2,366,801

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2013                                             $  1.46                      $ 1.87                       1,709,726
    2012                                                1.25                        1.46                       1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS A
  BAND 125
    2013                                             $  1.01                      $ 1.09                         846,576
    2012                                                1.05                        1.01                         625,061
    2011                                                1.31                        1.05                         429,634
    2010                                                1.04                        1.31                          14,085

  BAND 0
    2013                                             $  1.05                      $ 1.15                          19,065
    2012                                                1.08                        1.05                          11,161
    2011                                                1.32                        1.08                           7,568

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS Z
  BAND 125
    2013                                             $  1.02                      $ 1.11                       1,292,196
    2012                                                1.06                        1.02                       1,032,642
    2011                                                1.31                        1.06                         747,545
    2010                                                1.04                        1.31                         111,988

PRUDENTIAL JENNISON SMALL COMPANY - CLASS A
  BAND 125
    2013                                             $  1.03                      $ 1.37                         474,775
    2012                                                0.92                        1.03                         446,337

PRUDENTIAL JENNISON SMALL COMPANY - CLASS Z
  BAND 125
    2013                                             $  1.04                      $ 1.38                       1,654,985
    2012                                                0.92                        1.04                          34,010

PRUDENTIAL TOTAL RETURN - CLASS A
  BAND 125
    2013                                             $  1.20                      $ 1.18                       3,419,144
    2012                                                1.11                        1.20                       2,606,393
    2011                                                1.05                        1.11                         461,207
    2010                                                1.00 (05/27/10)             1.05                          46,005

  BAND 100
    2013                                             $  1.21                      $ 1.19                           1,288

PRUDENTIAL TOTAL RETURN - CLASS Z
  BAND 125
    2013                                             $  1.21                      $ 1.18                       2,095,986
    2012                                                1.12                        1.21                       1,574,335
    2011                                                1.05                        1.12                         367,366

  BAND 0
    2013                                             $  1.25                      $ 1.24                         201,284
    2012                                                1.14                        1.25                         161,543

RIDGEWORTH HIGH INCOME - CLASS A
  BAND 125
    2013                                             $  1.16                      $ 1.23                       3,682,025
    2012                                                1.01                        1.16                       3,113,572
    2011                                                1.02                        1.01                       2,720,209

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RIDGEWORTH HIGH INCOME - CLASS R
  BAND 125
    2013                                             $  1.15                       $ 1.22                          649,555
    2012                                                1.00                         1.15                          535,411
    2011                                                1.01                         1.00                          350,615

RIDGEWORTH LARGE CAP VALUE EQUITY - CLASS A
  BAND 125
    2013                                             $  1.21                       $ 1.60                          822,227
    2012                                                1.06                         1.21                          533,384
    2011                                                1.09                         1.06                          413,701

RIDGEWORTH LARGE CAP VALUE EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.22                       $ 1.62                        2,236,108
    2012                                                1.06                         1.22                        2,242,926
    2011                                                1.09                         1.06                        2,059,610

RIDGEWORTH MID-CAP VALUE EQUITY - CLASS A
  BAND 125
    2013                                             $  1.22                       $ 1.58                          660,091
    2012                                                1.02                         1.22                          250,326
    2011                                                1.11                         1.02                          158,817

  BAND 0
    2013                                             $  1.25                       $ 1.64                          135,596

RIDGEWORTH MID-CAP VALUE EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.23                       $ 1.59                        6,740,117
    2012                                                1.02                         1.23                          605,890
    2011                                                1.12                         1.02                          956,754

RIDGEWORTH SMALL CAP VALUE EQUITY - CLASS A
  BAND 125
    2013                                             $  1.18                       $ 1.57                          785,239
    2012                                                1.03                         1.18                          692,720
    2011                                                1.09                         1.03                           77,464

  BAND 0
    2013                                             $  1.22                       $ 1.64                           32,517
    2012                                                1.04                         1.22                           46,596

RIDGEWORTH SMALL CAP VALUE EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2013                                             $  1.19                       $ 1.59                          299,147
    2012                                                1.03                         1.19                          201,741
    2011                                                1.09                         1.03                          145,652

RIDGEWORTH TOTAL RETURN BOND - A CLASS
  BAND 125
    2013                                             $  1.10                       $ 1.05                           55,148
    2012                                                1.07                         1.10                           33,468

RIDGEWORTH TOTAL RETURN BOND - R CLASS
  BAND 125
    2013                                             $  1.10                       $ 1.05                          189,268
    2012                                                1.06                         1.10                          148,376

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL COMMODITY STRATEGY FUND - CLASS S
  BAND 125
    2013                                             $   0.94                      $ 0.84                         181,387

RUSSELL EMERGING MARKETS - CLASS S
  BAND 125
    2013                                             $   2.00                      $ 1.95                         156,717
    2012                                                 1.71                        2.00                         138,327
    2011                                                 2.11                        1.71                           5,554
    2010                                                 1.78                        2.11                           8,635
    2009                                                 0.98                        1.78                           1,896

RUSSELL GLOBAL EQUITY - S CLASS
  BAND 125
    2013                                             $   1.57                      $ 1.98                              24
    2012                                                 1.37                        1.57                              23

RUSSELL GLOBAL REAL ESTATE SECURITIES - CLASS S
  BAND 125
    2013                                             $   1.78                      $ 1.81                         982,671
    2012                                                 1.41                        1.78                       1,023,006
    2011                                                 1.54                        1.41                       1,061,061

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R1
  BAND 125
    2013                                             $   1.51                      $ 1.59                         505,000
    2012                                                 1.38                        1.51                       1,733,187
    2011                                                 1.38                        1.38                       2,628,356
    2010                                                 1.24                        1.38                       1,322,103
    2009                                                 1.00                        1.24                         157,417

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R3
  BAND 125
    2013                                             $   1.48                      $ 1.55                         858,294
    2012                                                 1.36                        1.48                       1,046,143
    2011                                                 1.37                        1.36                       1,155,660
    2010                                                 1.23                        1.37                         910,584
    2009                                                 1.00                        1.23                         449,930

  BAND 0
    2013                                             $   1.56                      $ 1.65                               0
    2012                                                 1.41                        1.56                               0
    2011                                                 1.41                        1.41                               0
    2010                                                 1.25                        1.41                         110,550

RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R1
  BAND 125
    2013                                             $   1.53                      $ 1.65                       7,851,514
    2012                                                 1.39                        1.53                      11,567,913
    2011                                                 1.41                        1.39                      12,172,784
    2010                                                 1.26                        1.41                      11,296,934
    2009                                                 1.00                        1.26                       9,080,310

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.28                      $ 1.37                       3,146,167
    2012                                                1.16                        1.28                       3,883,237
    2011                                                1.19                        1.16                       5,653,100
    2010                                                1.06                        1.19                       4,391,353
    2009                                                0.85                        1.06                       3,519,133
    2008                                                1.22                        0.85                       1,835,024
    2007                                                1.16                        1.22                       1,109,412
    2006                                                1.05                        1.16                       3,130,459
    2005                                                1.00 (03/01/05)             1.05                          82,986

  BAND 100
    2013                                             $  1.30                      $ 1.40                           5,092
    2012                                                1.18                        1.30                           4,084
    2011                                                1.20                        1.18                           4,084
    2010                                                1.08                        1.20                           3,402

  BAND 50
    2013                                             $  1.36                      $ 1.46                           1,574
    2012                                                1.22                        1.36                           1,486
    2011                                                1.24                        1.22                           1,397
    2010                                                1.10                        1.24                           3,402

  BAND 0
    2013                                             $  1.41                      $ 1.53                               0
    2012                                                1.27                        1.41                               0
    2011                                                1.28                        1.27                               0
    2010                                                1.13                        1.28                         378,099

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.55                      $ 1.73                         783,746
    2012                                                1.39                        1.55                       1,878,392
    2011                                                1.44                        1.39                       2,228,498
    2010                                                1.27                        1.44                       1,277,792
    2009                                                1.00                        1.27                         148,804

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.52                      $ 1.68                       1,163,331
    2012                                                1.37                        1.52                         980,952
    2011                                                1.42                        1.37                       1,215,768
    2010                                                1.26                        1.42                         970,095
    2009                                                1.00                        1.26                         312,155

  BAND 0
    2013                                             $  1.60                      $ 1.79                               0
    2012                                                1.42                        1.60                               0
    2011                                                1.46                        1.42                               0
    2010                                                1.28                        1.46                         131,491

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.56                      $ 1.79                       5,645,200
    2012                                                1.38                        1.56                       8,077,093
    2011                                                1.46                        1.38                       8,426,508
    2010                                                1.29                        1.46                       7,372,462
    2009                                                1.00                        1.29                       6,117,433

RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.16                      $ 1.33                       3,275,700
    2012                                                1.04                        1.16                       3,647,527
    2011                                                1.10                        1.04                       5,226,791
    2010                                                0.97                        1.10                       4,214,592
    2009                                                0.76                        0.97                       3,449,465
    2008                                                1.27                        0.76                       1,527,566
    2007                                                1.20                        1.27                         799,185
    2006                                                1.05                        1.20                       2,248,552
    2005                                                1.00 (03/01/05)             1.05                          25,849

  BAND 100
    2013                                             $  1.18                      $ 1.36                             145

  BAND 0
    2013                                             $  1.28                      $ 1.48                               0
    2012                                                1.13                        1.28                               0
    2011                                                1.19                        1.13                               0
    2010                                                1.03                        1.19                         228,896

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.57                      $ 1.87                         596,451
    2012                                                1.38                        1.57                         860,134
    2011                                                1.47                        1.38                       1,064,477
    2010                                                1.29                        1.47                         560,164
    2009                                                1.00                        1.29                          44,165

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.53                      $ 1.82                         709,667
    2012                                                1.36                        1.53                         705,971
    2011                                                1.45                        1.36                         753,502
    2010                                                1.28                        1.45                         495,697
    2009                                                1.00                        1.28                         323,330

  BAND 0
    2013                                             $  1.61                      $ 1.94                               0
    2012                                                1.41                        1.61                               0
    2011                                                1.49                        1.41                               0
    2010                                                1.30                        1.49                         137,961

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.56                      $ 1.86                       4,398,752
    2012                                                1.37                        1.56                       6,815,774
    2011                                                1.47                        1.37                       6,860,123
    2010                                                1.29                        1.47                       5,717,332
    2009                                                1.00                        1.29                       4,372,366

RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.17                      $ 1.39                       2,423,023
    2012                                                1.03                        1.17                       2,893,404
    2011                                                1.11                        1.03                       4,071,602
    2010                                                0.98                        1.11                       3,404,670
    2009                                                0.76                        0.98                       2,544,619
    2008                                                1.28                        0.76                       1,441,041
    2007                                                1.22                        1.28                         752,750
    2006                                                1.06                        1.22                       1,596,017
    2005                                                1.00 (03/01/05)             1.06                           2,065

  BAND 100
    2013                                             $  1.19                      $ 1.42                             140
    2012                                                1.05                        1.19                           4,083
    2011                                                1.13                        1.05                           1,344

  BAND 0
    2013                                             $  1.29                      $ 1.55                               0
    2012                                                1.13                        1.29                               0
    2011                                                1.19                        1.13                               0
    2010                                                1.04                        1.19                         136,522

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.57                      $ 1.87                         446,320
    2012                                                1.38                        1.57                         818,249
    2011                                                1.47                        1.38                         698,473
    2010                                                1.29                        1.47                         185,940
    2009                                                1.00                        1.29                          18,397

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.53                      $ 1.82                         194,347
    2012                                                1.36                        1.53                         192,032
    2011                                                1.45                        1.36                         303,500
    2010                                                1.28                        1.45                         182,544
    2009                                                1.00                        1.28                          77,575

  BAND 0
    2013                                             $  1.61                      $ 1.94                               0
    2012                                                1.41                        1.61                               0
    2011                                                1.49                        1.41                               0
    2010                                                1.30                        1.49                          33,604

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.57                      $ 1.87                         604,460
    2012                                                1.38                        1.57                         825,646
    2011                                                1.47                        1.38                         791,196
    2010                                                1.29                        1.47                         106,779
    2009                                                1.00                        1.29                          17,141

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.53                      $ 1.82                         206,217
    2012                                                1.36                        1.53                         204,743
    2011                                                1.45                        1.36                         288,206
    2010                                                1.28                        1.45                         106,779
    2009                                                1.00                        1.28                          17,141

  BAND 100
    2013                                             $  1.55                      $ 1.84                           1,983
    2012                                                1.37                        1.55                           2,000

  BAND 0
    2013                                             $  1.61                      $ 1.94                               0
    2012                                                1.41                        1.61                               0
    2011                                                1.49                        1.41                               0
    2010                                                1.30                        1.49                          25,508

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2013                                             $  1.15                      $ 1.37                          28,567
    2012                                                1.01                        1.15                          23,218

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R3 CLASS
  BAND 125
    2013                                             $  1.14                      $ 1.36                          63,218
    2012                                                1.01                        1.14                          57,382

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.51                      $ 1.68                       9,898,683
    2012                                                1.36                        1.51                      11,102,935
    2011                                                1.41                        1.36                       7,025,000
    2010                                                1.26                        1.41                       5,475,016
    2009                                                1.00                        1.26                       4,743,125

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.42                      $ 1.57                       8,530,511
    2012                                                1.28                        1.42                       9,417,426
    2011                                                1.34                        1.28                      10,823,953
    2010                                                1.20                        1.34                       9,069,227
    2009                                                0.96                        1.20                       7,761,627
    2008                                                1.39                        0.96                       7,920,969
    2007                                                1.32                        1.39                       3,499,620
    2006                                                1.19                        1.32                       3,244,945

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2013                                             $  1.45                       $ 1.60                          24,828
    2012                                                1.30                         1.45                          37,151
    2011                                                1.36                         1.30                          42,663
    2010                                                1.21                         1.36                          38,545
    2009                                                0.97                         1.21                          36,460
    2008                                                1.40                         0.97                          35,525
    2007                                                1.33                         1.40                         201,943
    2006                                                1.21                         1.33                          27,324

  BAND 50
    2013                                             $  1.51                       $ 1.68                         456,512
    2012                                                1.35                         1.51                         490,976
    2011                                                1.40                         1.35                         459,865
    2010                                                1.25                         1.40                         426,271
    2009                                                0.99                         1.25                         373,956
    2008                                                1.43                         0.99                         333,417
    2007                                                1.35                         1.43                         340,060
    2006                                                1.20                         1.35                         382,694
    2005                                                1.13                         1.20                       1,007,366
    2004                                                1.00 (05/17/04)              1.13                          55,364

  BAND 0
    2013                                             $  1.58                       $ 1.77                         906,630
    2012                                                1.41                         1.58                       1,799,410
    2011                                                1.45                         1.41                       1,894,903
    2010                                                1.28                         1.45                       1,848,734
    2009                                                1.02                         1.28                       1,829,727
    2008                                                1.45                         1.02                       1,567,276
    2007                                                1.36                         1.45                       1,504,888

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R1
  BAND 125
    2013                                             $  1.42                       $ 1.44                         391,873
    2012                                                1.32                         1.42                       1,506,843
    2011                                                1.31                         1.32                       1,452,566
    2010                                                1.20                         1.31                       1,017,844
    2009                                                1.00                         1.20                         862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R3
  BAND 125
    2013                                             $  1.32                       $ 1.34                       1,823,944
    2012                                                1.24                         1.32                       2,234,292
    2011                                                1.23                         1.24                       1,639,854
    2010                                                1.13                         1.23                       1,366,110
    2009                                                0.96                         1.13                       1,134,503
    2008                                                1.15                         0.96                       1,078,024
    2007                                                1.11                         1.15                         651,059
    2006                                                1.06                         1.11                         516,502

  BAND 100
    2013                                             $  1.35                       $ 1.37                          99,866
    2012                                                1.26                         1.35                           5,074
    2011                                                1.25                         1.26                           2,056

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2013                                            $   1.41                      $ 1.44                         373,734
    2012                                                1.31                        1.41                         326,660
    2011                                                1.29                        1.31                         319,882
    2010                                                1.18                        1.29                         293,880
    2009                                                0.99                        1.18                         223,530
    2008                                                1.18                        0.99                         180,750
    2007                                                1.13                        1.18                         164,336
    2006                                                1.07                        1.13                         146,925
    2005                                                1.04                        1.07                         168,264

  BAND 0
    2013                                            $   1.47                      $ 1.51                          19,532
    2012                                                1.36                        1.47                         121,019
    2011                                                1.34                        1.36                          73,875
    2010                                                1.22                        1.34                         184,249
    2009                                                1.02                        1.22                          32,381
    2008                                                1.20                        1.02                          61,061
    2007                                                1.15                        1.20                         136,600

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R1
  BAND 125
    2013                                            $   1.52                      $ 1.81                         420,737
    2012                                                1.34                        1.52                         650,396
    2011                                                1.46                        1.34                         773,944
    2010                                                1.29                        1.46                         853,218
    2009                                                1.00                        1.29                         607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R3
  BAND 125
    2013                                            $   1.36                      $ 1.60                       1,788,660
    2012                                                1.20                        1.36                       1,839,466
    2011                                                1.31                        1.20                       1,719,565
    2010                                                1.17                        1.31                       1,827,807
    2009                                                0.91                        1.17                       1,833,540
    2008                                                1.59                        0.91                       1,808,632
    2007                                                1.50                        1.59                         665,626
    2006                                                1.28                        1.50                         574,793

  BAND 100
    2013                                            $   1.39                      $ 1.64                             105
    2012                                                1.22                        1.39                              18
    2011                                                1.33                        1.22                               0
    2010                                                1.18                        1.33                          17,762
    2009                                                0.92                        1.18                          13,428
    2008                                                1.60                        0.92                           8,048
    2007                                                1.51                        1.60                           4,332
    2006                                                1.29                        1.51                           1,462

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2013                                            $   1.45                      $  1.72                         153,841
    2012                                                1.27                         1.45                         152,303
    2011                                                1.37                         1.27                         109,599
    2010                                                1.22                         1.37                          95,936
    2009                                                0.94                         1.22                          65,770
    2008                                                1.63                         0.94                          54,653
    2007                                                1.53                         1.63                          30,865
    2006                                                1.30                         1.53                          22,258

  BAND 0
    2013                                            $   1.51                      $  1.80                         259,140
    2012                                                1.32                         1.51                         596,123
    2011                                                1.42                         1.32                         655,879
    2010                                                1.25                         1.42                         564,669
    2009                                                0.96                         1.25                         498,307
    2008                                                1.66                         0.96                         352,872
    2007                                                1.55                         1.66                         288,610

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R1
  BAND 125
    2013                                            $   1.52                      $  1.75                         954,293
    2012                                                1.35                         1.52                       2,112,934
    2011                                                1.44                         1.35                       2,186,891
    2010                                                1.28                         1.44                       2,130,870
    2009                                                1.00                         1.28                       1,632,635

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R3
  BAND 125
    2013                                            $   1.39                      $  1.59                       4,822,958
    2012                                                1.24                         1.39                       5,204,747
    2011                                                1.33                         1.24                       4,912,708
    2010                                                1.18                         1.33                       4,777,844
    2009                                                0.93                         1.18                       4,296,854
    2008                                                1.48                         0.93                       2,986,069
    2007                                                1.40                         1.48                       1,352,927

  BAND 100
    2013                                            $   1.42                      $  1.63                          50,626
    2012                                                1.26                         1.42                          29,612
    2011                                                1.35                         1.26                          12,042
    2010                                                1.20                         1.35                           7,266
    2009                                                0.94                         1.20                           6,441
    2008                                                1.49                         0.94                          26,684
    2007                                                1.41                         1.49                          22,273
    2006                                                1.24                         1.41                          17,887

  BAND 50
    2013                                            $   1.48                      $  1.71                         349,732
    2012                                                1.31                         1.48                         385,295
    2011                                                1.40                         1.31                         412,926
    2010                                                1.23                         1.40                         403,473
    2009                                                0.97                         1.23                         357,581
    2008                                                1.52                         0.97                         309,263
    2007                                                1.43                         1.52                         261,629
    2006                                                1.25                         1.43                         216,325

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2013                                            $  1.54                       $ 1.79                          81,661
    2012                                               1.36                         1.54                         314,098
    2011                                               1.44                         1.36                         306,558
    2010                                               1.27                         1.44                         313,806
    2009                                               0.99                         1.27                         294,218
    2008                                               1.55                         0.99                         227,933
    2007                                               1.45                         1.55                         203,836

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R1
  BAND 125
    2013                                            $  1.08                       $ 1.13                       3,225,991
    2012                                               1.00                         1.08                       4,124,199
    2011                                               1.00 (01/13/11)              1.00                       4,324,983

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R3
  BAND 125
    2013                                            $  1.07                       $ 1.11                         901,310
    2012                                               0.99                         1.07                       1,896,051
    2011                                               1.00 (01/13/11)              0.99                       2,647,916

  BAND 0
    2013                                            $  1.10                       $ 1.16                               0
    2012                                               1.00                         1.10                               0
    2011                                               1.00 (01/13/11)              1.00                          44,926

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R1
  BAND 125
    2013                                            $  1.48                       $ 1.56                         473,384
    2012                                               1.36                         1.48                       4,654,285
    2011                                               1.37                         1.36                       4,969,510
    2010                                               1.23                         1.37                       5,032,536
    2009                                               1.00                         1.23                       4,922,739

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R3
  BAND 125
    2013                                            $  1.37                       $ 1.44                       3,266,255
    2012                                               1.26                         1.37                       3,317,427
    2011                                               1.28                         1.26                       3,292,482
    2010                                               1.16                         1.28                       2,906,257
    2009                                               0.95                         1.16                       1,974,643
    2008                                               1.26                         0.95                       2,021,551
    2007                                               1.20                         1.26                       1,304,338
    2006                                               1.11                         1.20                       1,118,537

  BAND 100
    2013                                            $  1.40                       $ 1.48                             435
    2012                                               1.29                         1.40                              72

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2013                                             $  1.47                       $ 1.55                          176,040
    2012                                                1.34                         1.47                          189,533
    2011                                                1.35                         1.34                          202,314
    2010                                                1.21                         1.35                          178,288
    2009                                                0.98                         1.21                          233,571
    2008                                                1.30                         0.98                          204,372
    2007                                                1.23                         1.30                          266,396

  BAND 0
    2013                                             $  1.53                       $ 1.62                              417
    2012                                                1.39                         1.53                           71,563
    2011                                                1.39                         1.39                           70,705
    2010                                                1.24                         1.39                           72,626
    2009                                                1.01                         1.24                          212,459
    2008                                                1.32                         1.01                          193,024
    2007                                                1.24                         1.32                          136,255

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2013                                             $  1.22                       $ 1.21                              841
    2012                                                1.17                         1.22                              501
    2011                                                1.17                         1.17                              152

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2013                                             $  1.60                       $ 2.08                           80,462
    2012                                                1.40                         1.60                          100,558
    2011                                                1.46                         1.40                          108,122
    2010                                                1.28                         1.46                          117,536
    2009                                                1.00                         1.28                          127,289

RUSSELL U.S. DEFENSIVE EQUITY FUND - S CLASS
  BAND 125
    2013                                             $  1.54                       $ 1.99                              256
    2012                                                1.40                         1.54                              173
    2011                                                1.36                         1.40                               84

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2013                                             $  1.78                       $ 2.53                            1,053

STATE STREET EQUITY INDEX 500 - CLASS ADMIN
  BAND 125
    2013                                             $  3.54                       $ 4.61                       44,051,677
    2012                                                3.09                         3.54                       43,175,593
    2011                                                3.08                         3.09                       50,117,530
    2010                                                2.71                         3.08                       51,291,297
    2009                                                2.18                         2.71                       51,231,917
    2008                                                3.49                         2.18                       50,845,463
    2007                                                3.36                         3.49                       55,174,503
    2006                                                2.94                         3.36                       61,505,096
    2005                                                2.84                         2.94                       66,509,154
    2004                                                2.60                         2.84                       70,497,847

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 25
    2013                                             $  3.88                      $ 5.11                               0
    2012                                                3.36                        3.88                               0
    2011                                                3.31                        3.36                               0
    2010                                                2.89                        3.31                         278,361
    2009                                                2.29                        2.89                         231,250
    2008                                                3.64                        2.29                         169,224

  BAND 0
    2013                                             $  3.97                      $ 5.24                       3,208,346
    2012                                                3.43                        3.97                       3,309,201
    2011                                                3.37                        3.43                         510,836
    2010                                                2.93                        3.37                         554,848

STATE STREET EQUITY INDEX 500 - CLASS R
  BAND 125
    2013                                             $  1.21                      $ 1.58                      16,680,352
    2012                                                1.07                        1.21                      14,331,536
    2011                                                1.06                        1.07                      11,886,204
    2010                                                0.94                        1.06                      10,242,978
    2009                                                0.76                        0.94                       8,423,461
    2008                                                1.23                        0.76                       4,802,516
    2007                                                1.18                        1.23                       3,047,852
    2006                                                1.04                        1.18                       1,046,510

  BAND 100
    2013                                             $  1.24                      $ 1.61                          66,889
    2012                                                1.08                        1.24                          61,519
    2011                                                1.08                        1.08                          46,210
    2010                                                0.95                        1.08                          40,030
    2009                                                0.77                        0.95                          47,648
    2008                                                1.23                        0.77                          30,528
    2007                                                1.19                        1.23                          50,794
    2006                                                1.04                        1.19                          65,291

  BAND 50
    2013                                             $  1.28                      $ 1.68                       1,226,644
    2012                                                1.12                        1.28                       1,174,782
    2011                                                1.11                        1.12                       1,126,195
    2010                                                0.98                        1.11                       1,001,427
    2009                                                0.78                        0.98                         700,949
    2008                                                1.25                        0.78                         826,395
    2007                                                1.20                        1.25                         895,967
    2006                                                1.05                        1.20                         861,397

  BAND 0
    2013                                             $  1.33                      $ 1.75                       1,934,741
    2012                                                1.16                        1.33                       1,803,186
    2011                                                1.14                        1.16                       1,605,518
    2010                                                1.00                        1.14                       1,570,803
    2009                                                0.79                        1.00                       1,063,860
    2008                                                1.27                        0.79                         826,531
    2007                                                1.21                        1.27                         789,899
    2006                                                1.05                        1.21                         627,105
    2005                                                1.00 (06/03/05)             1.05                         100,014

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE BLUE CHIP GROWTH - R CLASS
  BAND 125
    2013                                            $  1.54                       $ 2.14                       1,785,029
    2012                                               1.32                         1.54                       1,626,075
    2011                                               1.33                         1.32                         874,061
    2010                                               1.16                         1.33                         739,675
    2009                                               0.83                         1.16                         587,387
    2008                                               1.46                         0.83                         455,034
    2007                                               1.32                         1.46                         450,140
    2006                                               1.22                         1.32                         355,842
    2005                                               1.17                         1.22                          32,347

  BAND 100
    2013                                            $  1.58                       $ 2.20                             881

  BAND 0
    2013                                            $  1.73                       $ 2.44                         192,948
    2012                                               1.47                         1.73                         188,368
    2011                                               1.45                         1.47                         147,101
    2010                                               1.25                         1.45                         182,830
    2009                                               0.88                         1.25                         183,794
    2008                                               1.55                         0.88                          53,548
    2007                                               1.37                         1.55                          25,226
    2006                                               1.26                         1.37                          17,751

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  BAND 125
    2013                                            $  3.41                       $ 4.37                      29,973,089
    2012                                               2.95                         3.41                      29,358,266
    2011                                               3.01                         2.95                      31,555,227
    2010                                               2.65                         3.01                      31,287,671
    2009                                               2.14                         2.65                      30,736,636
    2008                                               3.38                         2.14                      31,607,191
    2007                                               3.32                         3.38                      32,632,988
    2006                                               2.82                         3.32                      34,271,106
    2005                                               2.75                         2.82                      32,074,795
    2004                                               2.43                         2.75                      30,909,884

  BAND 0
    2013                                            $  4.26                       $ 5.53                          97,956

T. ROWE PRICE EQUITY INCOME PORTFOLIO - R CLASS
  BAND 125
    2013                                            $  1.74                       $ 2.21                       6,607,906
    2012                                               1.51                         1.74                       5,766,382
    2011                                               1.55                         1.51                       5,426,626
    2010                                               1.37                         1.55                       4,656,607
    2009                                               1.11                         1.37                       3,502,146
    2008                                               1.75                         1.11                       2,831,166
    2007                                               1.73                         1.75                       2,777,628
    2006                                               1.49                         1.73                       2,311,570

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2013                                             $  1.86                       $ 2.39                         566,680
   2012                                                1.60                         1.86                         520,495
   2011                                                1.63                         1.60                         532,365
   2010                                                1.43                         1.63                         531,099
   2009                                                1.15                         1.43                         438,712
   2008                                                1.81                         1.15                         375,331
   2007                                                1.77                         1.81                         357,456
   2006                                                1.33                         1.77                         334,595

  BAND 0
   2013                                             $  1.96                       $ 2.53                         497,889
   2012                                                1.68                         1.96                         535,628
   2011                                                1.70                         1.68                         435.757
   2010                                                1.49                         1.70                         398,240
   2009                                                1.19                         1.49                         199,762
   2008                                                1.86                         1.19                         183,707
   2007                                                1.81                         1.86                         428,387
   2006                                                1.53                         1.81                          75,257
   2005                                                1.47                         1.53                         906,125
   2004                                                1.27                         1.47                          88,880

T. ROWE PRICE EUROPEAN STOCK PORTFOLIO
  BAND 125
   2013                                             $  1.63                       $ 2.19                         142,585
   2012                                                1.34                         1.63                         147,414
   2011                                                1.50                         1.34                         165,127
   2010                                                1.40                         1.50                         158,801
   2009                                                1.05                         1.40                         139,222
   2008                                                1.88                         1.05                         134,583
   2007                                                1.65                         1.88                         118,471
   2006                                                1.27                         1.65                         103,995
   2005                                                1.18                         1.27                         111,311
   2004                                                1.03                         1.18                          77,610

T. ROWE PRICE GROWTH STOCK FUND - CLASS ADVISOR
  BAND 125
   2013                                             $  1.07                       $ 1.47                      46,766,772
   2012                                                0.92                         1.07                      48,546,763
   2011                                                0.94                         0.92                      42,190,123
   2010                                                0.81                         0.94                      45,132,742
   2009                                                0.58                         0.81                      44,304,026
   2008                                                1.01                         0.58                      41,058,680
   2007                                                1.00 (05/24/07)              1.01                      41,491,305

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2013                                             $  1.81                       $ 2.47                       4,553,280
   2012                                                1.54                         1.81                       4,264,277
   2011                                                1.59                         1.54                       4,082,195
   2010                                                1.38                         1.59                       3,852,858
   2009                                                0.98                         1.38                       3,944,711
   2008                                                1.73                         0.98                       3,159,609
   2007                                                1.59                         1.73                       2,989,654
   2006                                                1.44                         1.59                      19,906,624

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2013                                             $  1.85                       $ 2.53                         146,065
   2012                                                1.58                         1.85                         122,679
   2011                                                1.62                         1.58                         109,927
   2010                                                1.40                         1.62                          95,615
   2009                                                0.99                         1.40                          20,297
   2008                                                1.75                         0.99                          12,089
   2007                                                1.61                         1.75                           3,632

  BAND 50
   2013                                             $  1.93                       $ 2.67                          23,539
   2012                                                1.64                         1.93                          24,109
   2011                                                1.68                         1.64                          30,150
   2010                                                1.45                         1.68                          42,627

  BAND 0
   2013                                             $  2.05                       $ 2.84                         147,777
   2012                                                1.73                         2.05                         161,642
   2011                                                1.76                         1.73                         142,187
   2010                                                1.51                         1.76                         113,697
   2009                                                1.06                         1.51                         113,454
   2008                                                1.84                         1.06                          88,934
   2007                                                1.68                         1.84                          76,401
   2006                                                1.48                         1.68                          63,112
   2005                                                1.36                         1.48                       3,399,338
   2004                                                1.25                         1.36                         542,634

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
   2013                                             $  0.77                       $ 0.94                      12,854,624
   2012                                                0.68                         0.77                      12,882,601
   2011                                                0.77                         0.68                      12,937,832
   2010                                                0.71                         0.77                      12,584,870
   2009                                                0.54                         0.71                      17,713,993
   2008                                                0.99                         0.54                      15,573,207
   2007                                                1.00 (05/24/07)              0.99                      15,725,907

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - R CLASS
  BAND 125
   2013                                             $  2.04                       $ 2.47                         974,711
   2012                                                1.80                         2.04                         950,455
   2011                                                2.06                         1.80                         865,689
   2010                                                1.89                         2.06                         849,990
   2009                                                1.43                         1.89                         979,529
   2008                                                2.64                         1.43                         966,118
   2007                                                2.47                         2.64                         852,748
   2006                                                1.94                         2.47                       4,854,778
   2005                                                1.70                         1.94                         705,104
   2004                                                1.40                         1.70                         109,440

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2013                                             $  2.09                       $ 2.53                           69,914
    2012                                                1.84                         2.09                           58,259
    2011                                                2.09                         1.84                           55,629
    2010                                                1.92                         2.09                           48,425
    2009                                                1.45                         1.92                           23,053
    2008                                                2.67                         1.45                           18,177
    2007                                                2.62                         2.67                            5,168

T. ROWE PRICE INTERNATIONAL STOCK - R CLASS
  BAND 125
    2013                                             $  1.63                       $ 1.83                          360,682
    2012                                                1.40                         1.63                          309,233
    2011                                                1.62                         1.40                          193,069
    2010                                                1.44                         1.62                          194,558
    2009                                                0.96                         1.44                          275,610
    2008                                                1.89                         0.96                          191,202
    2007                                                1.69                         1.89                          161,954
    2006                                                1.44                         1.69                           70,847
    2005                                                1.26                         1.44                              339

  BAND 100
    2013                                             $  1.67                       $ 1.88                              327

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
    2013                                             $  2.48                       $ 3.34                        1,439,843
    2012                                                2.22                         2.48                        1,278,093
    2011                                                2.28                         2.22                        1,190,498
    2010                                                1.82                         2.28                          909,111
    2009                                                1.27                         1.82                          210,325
    2008                                                2.14                         1.27                                0
    2007                                                1.85                         2.14                        1,200,334
    2006                                                1.76                         1.85                        1,149,987
    2005                                                1.56                         1.76                          805,493
    2004                                                1.34                         1.56                          374,710

  BAND 0
    2013                                             $  2.82                       $ 3.84                          402,163
    2012                                                2.48                         2.82                          385,526
    2011                                                2.53                         2.48                          382,941
    2010                                                1.98                         2.53                          302,345

T. ROWE PRICE RETIREMENT 2005 - ADVISOR CLASS
  BAND 125
    2013                                             $  1.07                       $ 1.16                          389,774
    2012                                                1.00 (05/24/12)              1.07                            1,435

T. ROWE PRICE RETIREMENT 2005 - R CLASS
  BAND 125
    2013                                             $  1.07                       $ 1.15                          808,479
    2012                                                1.00 (05/24/12)              1.07                          351,458

T. ROWE PRICE RETIREMENT 2010 - ADVISOR CLASS
  BAND 125
    2013                                             $  1.08                       $ 1.19                        1,464,609
    2012                                                1.00 (05/24/12)              1.08                          106,998

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2010 - R CLASS
  BAND 125
   2013                                             $  1.08                        $ 1.18                       1,709,592
   2012                                                1.00 (05/24/12)               1.08                         171,257

  BAND 0
   2013                                             $  1.08                        $ 1.21                         120,945

T. ROWE PRICE RETIREMENT 2015 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.14                        $ 1.30                       8,331,555
   2012                                                1.02                          1.14                       3,257,875
   2011                                                1.04                          1.02                       2,879,309

T. ROWE PRICE RETIREMENT 2015 - R CLASS
  BAND 125
   2013                                             $  1.14                        $ 1.29                       6,917,816
   2012                                                1.02                          1.14                       3,983,612
   2011                                                1.04                          1.02                         939,585

  BAND 0
   2013                                             $  1.17                        $ 1.34                         619,126
   2012                                                1.03                          1.17                         146,187
   2011                                                1.04                          1.03                         138,383

T. ROWE PRICE RETIREMENT 2020 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.15                        $ 1.34                       7,844,849
   2012                                                1.02                          1.15                       2,877,567
   2011                                                1.05                          1.02                       2,173,654
   2010                                                1.00 (10/29/10)               1.05                          42,981

T. ROWE PRICE RETIREMENT 2020 - R CLASS
  BAND 125
   2013                                             $  1.15                        $ 1.33                      10,175,603
   2012                                                1.01                          1.15                       7,204,662
   2011                                                1.04                          1.01                       1,337,962

  BAND 0
   2013                                             $  1.18                        $ 1.38                       1,858,071
   2012                                                1.03                          1.18                         648,559
   2011                                                1.05                          1.03                         555,971

T. ROWE PRICE RETIREMENT 2025 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.38                       5,454,640
   2012                                                1.01                          1.16                       1,350,066
   2011                                                1.05                          1.01                         735,599

T. ROWE PRICE RETIREMENT 2025 - R CLASS
  BAND 125
   2013                                             $  1.15                        $ 1.37                       6,758,188
   2012                                                1.01                          1.15                       3,701,813
   2011                                                1.06                          1.01                         836,175

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.18                        $ 1.42                         866,337
   2012                                                1.03                          1.18                         199,170
   2011                                                1.06                          1.03                         188,993

T. ROWE PRICE RETIREMENT 2030 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.41                       7,746,837
   2012                                                1.01                          1.16                       3,745,681
   2011                                                1.06                          1.01                       2,960,689
   2010                                                1.00 (10/29/10)               1.06                           5,541

T. ROWE PRICE RETIREMENT 2030 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.40                       6,522,510
   2012                                                1.01                          1.16                       4,801,793
   2011                                                1.05                          1.01                       1,092,288

  BAND 0
   2013                                             $  1.19                        $ 1.46                         823,476
   2012                                                1.02                          1.19                         281,713
   2011                                                1.06                          1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.43                       4,769,851
   2012                                                1.01                          1.17                       1,621,685
   2011                                                1.06                          1.01                       1,226,877

T. ROWE PRICE RETIREMENT 2035 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.42                       6,074,925
   2012                                                1.01                          1.16                       3,233,079
   2011                                                1.06                          1.01                         530,152

  BAND 0
   2013                                             $  1.19                        $ 1.48                       1,307,230
   2012                                                1.02                          1.19                         223,028
   2011                                                1.06                          1.02                          230192

T. ROWE PRICE RETIREMENT 2040 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.45                       5,868,950
   2012                                                1.01                          1.17                       2,107,760
   2011                                                1.06                          1.01                       1,459,824
   2010                                                1.00 (10/29/10)               1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.44                       4,662,353
   2012                                                1.00                          1.16                       3,111,107
   2011                                                1.06                          1.00                         798,303

  BAND 0
   2013                                             $  1.19                        $ 1.49                       1,775,811
   2012                                                1.02                          1.19                         177,950
   2011                                                1.06                          1.02                         196,544

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2045 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.45                       3,099,877
   2012                                                1.01                          1.17                         637,869
   2011                                                1.06                          1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.44                       3,340,787
   2012                                                1.01                          1.16                       1,480,996
   2011                                                1.06                          1.01                         359,226

  BAND 0
   2013                                             $  1.19                        $ 1.50                         260,958
   2012                                                1.02                          1.19                          98,531
   2011                                                1.06                          1.02                          78,030

T. ROWE PRICE RETIREMENT 2050 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.45                       1,927,357
   2012                                                1.01                          1.17                         365,394
   2011                                                1.06                          1.01                         103,905

T. ROWE PRICE RETIREMENT 2050 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.44                       2,596,029
   2012                                                1.00                          1.16                       1,375,501
   2011                                                1.06                          1.00                         259,489

  BAND 0
   2013                                             $  1.19                        $ 1.49                         229,620
   2012                                                1.02                          1.19                          92,022
   2011                                                1.06                          1.02                          56,217

T. ROWE PRICE RETIREMENT 2055 - ADVISOR CLASS
  BAND 125
   2013                                             $  1.17                        $ 1.45                         350,583
   2012                                                1.01                          1.17                          31,245
   2011                                                1.06                          1.01                          11,259

T. ROWE PRICE RETIREMENT 2055 - R CLASS
  BAND 125
   2013                                             $  1.16                        $ 1.44                         465,338
   2012                                                1.01                          1.16                         221,448
   2011                                                1.06                          1.01                          47,139

  BAND 0
   2013                                             $  1.19                        $ 1.50                          34,105
   2012                                                1.02                          1.19                           7,650
   2011                                                1.06                          1.02                             203

T. ROWE PRICE RETIREMENT INCOME - ADVISOR CLASS
  BAND 125
   2013                                             $  1.11                        $ 1.19                         469,551
   2012                                                1.02                          1.11                          90,739
   2011                                                1.02                          1.02                          94,381

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT INCOME - R CLASS
  BAND 125
   2013                                             $  1.10                       $ 1.18                       1,289,725
   2012                                                1.02                         1.10                       1,510,576
   2011                                                1.02                         1.02                         350,527

  BAND 0
   2013                                             $  1.13                       $ 1.23                          55,493
   2012                                                1.03                         1.13                          49,622

T. ROWE PRICE MID-CAP VALUE - CLASS ADVISOR
  BAND 125
   2013                                             $  1.07                       $ 1.39                         789,040
   2012                                                0.91                         1.07                         716,476
   2011                                                0.97                         0.91                         620,518
   2010                                                0.85                         0.97                         673,974
   2009                                                0.59                         0.85                         456,958
   2008                                                0.99                         0.59                         490,124
   2007                                                1.00 (05/24/07)              0.99                         540,258

  BAND 0
   2013                                             $  1.15                       $ 1.51                       1,075,942
   2012                                                0.97                         1.15                         917,609
   2011                                                1.02                         0.97                         856,219
   2010                                                0.88                         1.02                         778,222

T. ROWE PRICE MID-CAP VALUE - R CLASS
  BAND 125
   2013                                             $  2.40                       $ 3.10                         919,601
   2012                                                2.04                         2.40                         950,064
   2011                                                2.18                         2.04                       1,000,705
   2010                                                1.91                         2.18                         941,679
   2009                                                1.32                         1.91                         736,143
   2008                                                2.06                         1.32                         583,603
   2007                                                2.08                         2.06                         551,593
   2006                                                1.76                         2.08                         814,235
   2005                                                1.66                         1.76                         686,738
   2004                                                1.40                         1.66                         490,289

  BAND 0
   2013                                             $  2.73                       $ 3.58                          32,199
   2012                                                2.30                         2.73                          17,538
   2011                                                2.43                         2.30                          19,615
   2010                                                2.09                         2.43                          22,033

TEMPLETON FOREIGN - CLASS A
  BAND 125
   2013                                             $  0.91                       $ 1.15                       1,167,485
   2012                                                0.78                         0.91                         993,434
   2011                                                0.91                         0.78                         897,945
   2010                                                0.85                         0.91                         572,657
   2009                                                0.57                         0.85                         599,494
   2008                                                1.07                         0.57                         211,981
   2007                                                1.00 (05/24/07)              1.07                         188,000

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN - R CLASS
  BAND 125
   2013                                             $  1.60                       $ 2.00                          868,408
   2012                                                1.37                         1.60                          838,492
   2011                                                1.59                         1.37                          686,983
   2010                                                1.49                         1.59                          706,504
   2009                                                1.01                         1.49                          633,679
   2008                                                1.90                         1.01                          555,568
   2007                                                1.65                         1.90                          461,645
   2006                                                1.40                         1.65                          474,067
   2005                                                1.28                         1.40                          311,866
   2004                                                1.12                         1.28                          158,226

  BAND 0
   2013                                             $  1.80                       $ 2.28                            3,387
   2012                                                1.52                         1.80                            6,071
   2011                                                1.75                         1.52                            5,554
   2010                                                1.61                         1.75                            2,026

TEMPLETON GLOBAL BOND - CLASS A
  BAND 125
   2013                                             $  1.12                       $ 1.13                        7,684,082
   2012                                                0.98                         1.12                        1,855,717
   2011                                                1.01                         0.98                          252,519

  BAND 0
   2013                                             $  1.15                       $ 1.17                          537,080
   2012                                                0.99                         1.15                          757,860

TEMPLETON GLOBAL BOND - R CLASS
  BAND 125
   2013                                             $  1.11                       $ 1.12                          601,508
   2012                                                0.97                         1.11                          401,129
   2011                                                1.01                         0.97                          112,685

TEMPLETON GROWTH - CLASS A
  BAND 125
   2013                                             $  0.81                       $ 1.04                        1,068,046
   2012                                                0.68                         0.81                          897,281
   2011                                                0.73                         0.68                        1,040,993
   2010                                                0.69                         0.73                        1,122,428
   2009                                                0.53                         0.69                        2,260,057
   2008                                                0.95                         0.53                        3,969,026
   2007                                                1.00 (05/24/07)              0.95                        8,454,516

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH - R CLASS
  BAND 125
   2013                                             $  1.39                       $ 1.78                          774,450
   2012                                                1.16                         1.39                          989,115
   2011                                                1.26                         1.16                        1,184,158
   2010                                                1.19                         1.26                        1,321,604
   2009                                                0.92                         1.19                        1,586,280
   2008                                                1.66                         0.92                        1,421,025
   2007                                                1.65                         1.66                        1,648,502
   2006                                                1.37                         1.65                        6,063,287
   2005                                                1.29                         1.37                        2,545,865
   2004                                                1.12                         1.29                          259,477

  BAND 0
   2013                                             $  1.56                       $ 2.03                           34,574
   2012                                                1.29                         1.56                           12,329
   2011                                                1.38                         1.29                           10,714
   2010                                                1.29                         1.38                          155,262
   2009                                                0.99                         1.29                          140.218
   2008                                                1.75                         0.99                          122,770

THORNBURG CORE GROWTH - CLASS R3
  BAND 125
   2013                                             $  1.42                       $ 2.00                          599,833
   2012                                                1.19                         1.42                          574,576
   2011                                                1.19                         1.19                        1,136,037
   2010                                                1.09                         1.19                        1,748,703
   2009                                                0.76                         1.09                        2,122,941
   2008                                                1.58                         0.76                        1,885,904
   2007                                                1.43                         1.58                        1,565,277
   2006                                                1.23                         1.43                        3,696,961
   2005                                                1.02                         1.23                          316,462

  BAND 100
   2013                                             $  1.45                       $ 2.05                              631
   2012                                                1.21                         1.45                              635

  BAND 0
   2013                                             $  1.57                       $ 2.24                           32,620
   2012                                                1.30                         1.57                           11,160
   2011                                                1.28                         1.30                            9,008
   2010                                                1.17                         1.28                           19,924
   2009                                                0.80                         1.17                           14,492
   2008                                                1.64                         0.80                          177,751
   2007                                                1.47                         1.64                          207,040

THORNBURG CORE GROWTH - CLASS R5
  BAND 125
   2013                                             $  0.95                       $ 1.34                        1,523,962
   2012                                                0.79                         0.95                        1,347,806
   2011                                                0.78                         0.79                        5,363,789
   2010                                                0.72                         0.78                        8,530,808
   2009                                                0.50                         0.72                       10,694,351
   2008                                                1.02                         0.50                       10,171,492
   2007                                                1.00 (05/24/07)              1.02                        7,443,147

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG INTERNATIONAL VALUE - CLASS R3
  BAND 125
   2013                                             $  1.53                       $ 1.74                       4,659,313
   2012                                                1.35                         1.53                       5,856,046
   2011                                                1.58                         1.35                       6,055,133
   2010                                                1.40                         1.58                       5,036,486
   2009                                                1.08                         1.40                       3,967,180
   2008                                                1.89                         1.08                       3,190,732
   2007                                                1.50                         1.89                       2,027,013
   2006                                                1.24                         1.50                       3,123,096

  BAND 100
   2013                                             $  1.56                       $ 1.78                          34,378
   2012                                                1.37                         1.56                         110,558
   2011                                                1.60                         1.37                         104,945
   2010                                                1.42                         1.60                          92,174
   2009                                                1.10                         1.42                         102,988
   2008                                                1.91                         1.10                          71,819
   2007                                                1.51                         1.91                          42,858
   2006                                                1.24                         1.51                          43,364

  BAND 50
   2013                                             $  1.63                       $ 1.86                              24
   2012                                                1.42                         1.63                           1,134
   2011                                                1.65                         1.42                           1,391
   2010                                                1.46                         1.65                           1,348

  BAND 0
   2013                                             $  1.69                       $ 1.95                         176,041
   2012                                                1.47                         1.69                         367,014
   2011                                                1.70                         1.47                         409,865
   2010                                                1.50                         1.70                         329,319
   2009                                                1.14                         1.50                         255,881
   2008                                                1.96                         1.14                         240,703
   2007                                                1.54                         1.96                         230,708
   2006                                                1.23                         1.54                         199,459
   2005                                                1.05                         1.23                         754,674

THORNBURG INTERNATIONAL VALUE - CLASS R5
  BAND 125
   2013                                             $  0.95                       $ 1.08                       7,915,475
   2012                                                0.83                         0.95                      15,109,730
   2011                                                0.96                         0.83                      15,120,866
   2010                                                0.86                         0.96                      12,711,651
   2009                                                0.66                         0.86                       9,790,206
   2008                                                1.14                         0.66                       9,479,363
   2007                                                1.00 (05/24/07)              1.14                      10,108,060

  BAND 25
   2013                                             $  1.00                       $ 1.15                               0
   2012                                                0.87                         1.00                               0
   2011                                                1.00                         0.87                               0
   2010                                                0.88                         1.00                         837,379
   2009                                                0.67                         0.88                         691,568
   2008                                                1.15                         0.67                         462,111

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2013                                             $  1.02                       $ 1.17                         901,167
   2012                                                0.88                         1.02                         839,937
   2011                                                1.01                         0.88                         814,258
   2010                                                0.88                         1.01                         609,979

THORNBURG INVEST INCOME BUILDER - CLASS R3
  BAND 125
   2013                                             $  1.25                       $ 1.43                         417,784
   2012                                                1.14                         1.25                         163,506
   2011                                                1.15                         1.14                         145,521
   2010                                                1.00 (05/27/10)              1.15                          18,602

THORNBURG INVEST INCOME BUILDER - R5 CLASS
  BAND 125
   2013                                             $  1.27                       $ 1.46                         192,771
   2012                                                1.15                         1.27                           5,449

THORNBURG LIMITED-TERM INCOME - CLASS R3
  BAND 125
   2013                                             $  1.36                       $ 1.33                       7,135,716
   2012                                                1.28                         1.36                       5,362,683
   2011                                                1.23                         1.28                       2,671,637
   2010                                                1.17                         1.23                       2,067,429
   2009                                                1.02                         1.17                       3,430,194
   2008                                                1.07                         1.02                       2,647,722
   2007                                                1.02                         1.07                       2,567,949
   2006                                                1.00                         1.02                         103,089

  BAND 100
   2013                                             $  1.38                       $ 1.37                           1,468
   2012                                                1.30                         1.38                           1,170
   2011                                                1.25                         1.30                             906
   2010                                                1.19                         1.25                             602
   2009                                                1.03                         1.19                             298
   2008                                                1.08                         1.03                             621

  BAND 0
   2013                                             $  1.50                       $ 1.49                         271,393
   2012                                                1.40                         1.50                         512,947
   2011                                                1.33                         1.40                          93,105
   2010                                                1.25                         1.33                         143,412

THORNBURG LIMITED-TERM U.S. GOVERNMENT - CLASS R3
  BAND 125
   2013                                             $  1.22                       $ 1.18                         160,971
   2012                                                1.21                         1.22                         177,746
   2011                                                1.18                         1.21                         193,611
   2010                                                1.16                         1.18                         263,241
   2009                                                1.13                         1.16                         434,400
   2008                                                1.07                         1.13                         353,683
   2007                                                1.02                         1.07                         108,519
   2006                                                1.00                         1.02                           7,215

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

THORNBURG VALUE - CLASS R3
  BAND 125
   2013                                               $  1.15                        $ 1.58                           587,938
   2012                                                  1.05                          1.15                           890,652
   2011                                                  1.23                          1.05                         1,134,316
   2010                                                  1.14                          1.23                         1,749,057
   2009                                                  0.79                          1.14                         1,226,796
   2008                                                  1.38                          0.79                           987,743
   2007                                                  1.32                          1.38                           793,227
   2006                                                  1.10                          1.32                           179,766

  BAND 0
   2013                                               $  1.27                        $ 1.77                            17,136
   2012                                                  1.14                          1.27                            70,956
   2011                                                  1.32                          1.14                           149,638
   2010                                                  1.21                          1.32                            79.276
   2009                                                  0.84                          1.21                            48,498
   2008                                                  1.43                          0.84                            61,335
   2007                                                  1.35                          1.43                            53,573

TIAA-CREF BOND INDEX - R CLASS
  BAND 125
   2013                                               $  1.11                        $ 1.07                         1,253,237
   2012                                                  1.08                          1.11                           954,372
   2011                                                  1.02                          1.08                            66,044
   2010                                                  1.00 (05/27/10)               1.02                               395

TIAA-CREF EMERGING MARKETS EQUITY INDEX - R CLASS
  BAND 125
   2013                                               $  1.00 (06/20/13)             $ 1.12                             1,933

TIAA-CREF GROWTH & INCOME - R CLASS
  BAND 125
   2013                                               $  1.32                        $ 1.75                         2,074,721
   2012                                                  1.15                          1.32                         1,022,680
   2011                                                  1.14                          1.15                           348,821
   2010                                                  1.02                          1.14                            55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX - R CLASS
  BAND 125
   2013                                               $  1.10                        $ 1.32                         1,472,370
   2012                                                  0.94                          1.10                         1,067,233
   2011                                                  1.08                          0.94                           258,961
   2010                                                  1.02                          1.08                            51,809

TIAA-CREF LARGE CAP GROWTH INDEX - R CLASS
  BAND 125
   2013                                               $  1.35                        $ 1.77                         3,446,698
   2012                                                  1.19                          1.35                         2,867,188
   2011                                                  1.17                          1.19                           360,489

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LARGE CAP VALUE INDEX - R CLASS
  BAND 125
    2013                                             $  1.32                       $ 1.72                       1,878,279
    2012                                                1.14                         1.32                       1,552,247
    2011                                                1.15                         1.14                          94,634
    2010                                                1.01                         1.15                           6,196

TIAA-CREF SOCIAL CHOICE EQUITY - R CLASS
  BAND 125
    2013                                             $  1.29                       $ 1.70                         744,293
    2012                                                1.15                         1.29                         506,680
    2011                                                1.16                         1.15                         294,583
    2010                                                1.02                         1.16                         178,008

TIMOTHY CONSERVATIVE GROWTH - CLASS A
  BAND 125
    2013                                             $  0.98                       $ 1.06                         108,499
    2012                                                0.93                         0.98                         159,809
    2011                                                0.93                         0.93                         105,756
    2010                                                0.84                         0.93                          89,225
    2009                                                0.70                         0.84                          87,660
    2008                                                1.00                         0.70                          10,335

TIMOTHY STRATEGIC GROWTH - CLASS A
  BAND 125
    2013                                             $  0.87                       $ 1.01                         105,444
    2012                                                0.80                         0.87                         123,342
    2011                                                0.84                         0.80                         108,068
    2010                                                0.75                         0.84                          86,314
    2009                                                0.59                         0.75                         123,458
    2008                                                0.99                         0.59                          33,350

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
    2013                                             $  1.07                       $ 1.47                         337,730
    2012                                                1.00 (04/12/12)              1.07                         288,450

  BAND 100
    2013                                             $  1.07                       $ 1.47                             841

TOUCHSTONE GROWTH OPPORTUNITIES - A CLASS
  BAND 125
    2013                                             $  1.01                       $ 1.38                         117,328
    2012                                                1.00 (09/07/12)              1.01                         130,402

TOUCHSTONE LARGE CAP GROWTH - A CLASS
  BAND 125
    2013                                             $  0.96                       $ 1.23                          12,819
    2012                                                1.00 (09/07/12)              0.96                          12,448

TOUCHSTONE FLEXIBLE INCOME - A CLASS
  BAND 125
    2013                                             $  1.01                       $ 1.00                         224,067
    2012                                                1.00 (09/07/12)              1.01                         231,071

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE VALUE - A CLASS
  BAND 125
    2013                                             $  1.00                       $ 1.30                         356,371
    2012                                                1.00 (09/07/12)              1.00                         291,302

VANGUARD SHORT-TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
    2013                                             $  1.87                       $ 1.84                       1,455,147
    2012                                                1.86                         1.87                       1,861,464
    2011                                                1.84                         1.86                       1,646,475
    2010                                                1.80                         1.84                       1,118,269
    2009                                                1.77                         1.80                         978,912
    2008                                                1.68                         1.77                       1,108,142
    2007                                                1.58                         1.68                         734,085
    2006                                                1.53                         1.58                         633,695
    2005                                                1.53                         1.53                         489,769
    2004                                                1.52                         1.53                         503,873

  BAND 0
    2013                                             $  2.33                       $ 2.32                               0
    2012                                                2.11                         2.33                               0
    2008                                                1.97                         2.11                           6,994

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
    2013                                             $  1.37                       $ 1.99                      21,045,628
    2012                                                1.21                         1.37                      17,826,702
    2011                                                1.21                         1.21                      16,391,562
    2010                                                1.00 (05/27/10)              1.21                          15,516

VICTORY ESTABLISHED VALUE - R CLASS
  BAND 125
    2013                                             $  1.06                       $ 1.41                         477,314
    2012                                                1.00 (05/24/12)              1.06                         138,388

  BAND 0
    2013                                             $  1.07                       $ 1.44                         103,596

VICTORY ESTABLISHED VALUE - A CLASS
  BAND 125
    2013                                             $  1.06                       $ 1.41                              55

VICTORY SMALL COMPANY OPPORTUNITY - A CLASS
  BAND 125
    2013                                             $  1.09                       $ 1.43                         104,535

VICTORY SMALL COMPANY OPPORTUNITY - R CLASS
  BAND 125
    2013                                             $  1.09                       $ 1.42                          74,754

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.



AUL conducts a conventional life insurance and annuity business. At December 31, 2013, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $31,284.9 million and had equity of $1,963.3 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each Fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Allianz Global Investors Fund Management LLC; AllianceBernstein LP; American Century(R) Global Investment Management, Inc.; American Century(R) Investment Management, Inc.; Ariel Investments, LLC.; BlackRock Advisors LLC; Calvert Asset Management Company; Capital Research and Management Company; Columbia Management Advisors, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors Ltd.; Fidelity(R) Management & Research Company; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisors, Inc.; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc., L.P.; Harris Associates L.P.; Hensseler Asset Management, LLC; Invesco Advisors, Inc.; Janus Capital Management LLC; Lord Abbott & Company LLC; Managers Investment Group LLC; Legg Mason Partners Fund Advisor, LLC; Manning & Napier Advisors, Inc.; M&I Investment Corporation; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Nuveen Fund Advisors, Inc.; OMCAP Investors; OneAmerica Funds, Inc.; OppenheimerFunds(R), Inc.; Pacific Investment Management Company LLC; Northern Trust Investments, Inc; Parnassus Investments; Pax World Management, Corp.; Payden & Rygel; Payden/Kravitz Investment Advisors LLC; Pioneer Investment Management Co.; Prudential Investments LLC; Ridgeworth Investments Management, Inc.; Russell Investment Management Company; SSGA Funds

Management, Inc.; Strategic Advisers,Inc. Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.; Victory Capital Management, Inc.; Victory Capital Management, Inc.; and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.


REVENUE AUL RECEIVES

Under the agreements referenced to the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding paragraph to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.


Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Alger Balanced - Institutional Class                           Seeks current income and long-term capital growth.

Alger Capital Appreciation Institutional - Institutional &     Seeks long-term capital appreciation.
Retirement Class

Alger Capital Appreciation Portfolio - Institutional Class     Seeks long-term capital appreciation.

Alger Large Cap Growth - Institutional Class                   Seeks long-term capital appreciation.

Alger Small Cap Growth Institutional - Institutional &         Seeks long-term capital appreciation.
Retirement Class

AllianceBernstein Core Opportunities - Retirement Class        Seeks long-term growth of capital.

AllianceBernstein 2010 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2015 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2020 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2025 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2030 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2035 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2040 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2045 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2050 Retirement Strategy - Advisor &         Seeks to achieve highest total return consistent with its asset mix.
Retirement Class

AllianceBernstein 2055 Retirement Strategy - Advisor &         Seeks long-term growth of capital.
Retirement Class

AllianceBernstein Discovery Growth Fund - Retirement Class     Seeks long-term growth of capital.

AllianceBernstein Discovery Value Fund - Retirement Class      Seeks long-term growth of capital.

AllianceBernstein Global Value Fund - Retirement Class         Seeks long-term growth of capital.

AllianceBernstein High Income Fund - Advisor & Retirement      Seeks high level of income.
Class

AllianceBernstein International Growth Fund - Retirement       Seeks long-term growth of capital.
Class

AllianceBernstein International Value Fund - Retirement Class  Seeks long-term growth of capital.

AllianceBernstein Small Cap Growth Fund - Retirement Class     Seeks long-term growth of capital.

AllianceBernstein Value Fund - Retirement Class                Seeks capital growth and preservation along with current income.
                                                               Capital appreciation is a secondary objective.

AllianzGI Large-Cap Growth - Retirement Class                  Seeks long-term capital growth.

AllianzGI NFJ Dividend Value - Administrative & Retirement     Seeks long-term growth of capital and income.
Class

AllianzGI NFJ Mid-Cap Value Fund - Administrative &            Seeks long-term growth of capital and income.
Retirement Class

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FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Small-Cap Value - Administrative & Retirement     Seeks long-term capital appreciation.
Class

AllianzGI Retirement 2015 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2020 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2025 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2030 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2035 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2040 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2045 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2050 Fund - Class A* & Administrative      Seeks capital growth and preservation along with current income.
Class                                                           Capital appreciation is a secondary objective.

AllianzGI Retirement 2055 Fund - Class A* & Administrative      Seeks current income and capital appreciation as a secondary
Class

AllianzGI Retirement Income Fund - Class A* &                   objective. Seeks current income and long-term growth of capital.
Administrative Class

American Century(R) Disciplined Growth Fund - Class A* &        Seeks a high level of income by investing in non-money market debt
Investor Class                                                  securities.

American Century(R) Diversified Bond Fund - Class A* &          Seeks long-term capital growth.
Investor Class

American Century(R) Emerging Markets - Class A* & Investor      Seeks capital appreciation.
Class

American Century(R) Equity Growth - Class A*                    Seeks long-term capital growth.

American Century(R) Equity Income - Class A* & Investor Class   Seeks high current income.

American Century(R) Ginnie Mae - Class A*                       Seeks long-term growth.

American Century(R) Growth - Class A*                           Seeks total return & potential inflation protection.

American Century(R) Heritage - Class A* & Investor Class        Seeks capital growth.

American Century(R) Income & Growth - Investor Class            Seeks long-term capital growth.

American Century(R) Inflation - Adjusted Bond - Class A*        Seeks high total return.

American Century(R) International Bond - Class A* & Investor    Seeks long-term capital growth.
Class

American Century(R) International Discovery - Class A* &        Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century(R) International Growth - Class A* & Investor  Seeks long-term growth & income.
Class

American Century(R) Large Company Value - Class A*              Seeks high total investment return.

American Century(R) Mid Cap Value - Class A* & Investor Class   Seeks long-term capital growth.

American Century(R) One Choice 2015 - Class A* & Investor       Seeks to achieve highest total return consistent with its asset mix.
Class

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FUND & CLASS DESIGNATION                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) One Choice 2020 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2025 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2030 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2035 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2040 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2045 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2050 - Class A* & Investor        Seeks to achieve highest total return consistent with its asset
Class                                                            mix.

American Century(R) One Choice 2055 - Class A* & Investor        Seeks current income and capital appreciation as a secondary
Class                                                            objective.

American Century(R) One Choice In Retirement Portfolio -         Seeks long-term capital appreciation and growth of income.
Class A* & Investor Class

American Century(R) Real Estate - Class A* & Investor Class      Seeks current income and capital appreciation.

American Century(R) Select - Class A* & Investor Class           Seeks capital appreciation.

American Century(R) Small Cap Growth - Class A*                  Seeks long-term growth & income.

American Century(R) Small Cap Value - Class A* & Investor        Seeks capital growth.
Class

American Century(R) Small Company - Class A*                     Seeks current income & moderate growth over time.

American Century(R) Strategic Allocation: Aggressive -           Seeks long-term growth.
Class A* & Investor Class

American Century(R) Strategic Allocation: Conservative -         Seeks growth over time & some income.
Class A* & Investor Class

American Century(R) Strategic Allocation: Moderate - Class A* &  Seeks long-term capital appreciation & minimal income.
Investor Class

American Century(R) Ultra(R) - Class A* & Investor Class         Seeks long-term capital growth and income as a secondary objective.

American Century(R) Value Fund - Class A* & Investor Class       Seeks long-term capital growth.

American Century(R) VP Capital Appreciation - Class I            Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds(R) AMCAP - Class R3 & Class R4                    Seeks high level of current income with capital appreciation.

American Funds(R) American Balanced - Class R3 & Class R4        Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds(R) American High Income Trust - Class R3 &        Seeks long-term growth of capital.
Class R4

American Funds(R) Capital World Growth & Income Fund -           Seeks long-term growth of capital.
Class R3 & Class R4

American Funds(R) EuroPacific Growth Fund - Class R3,            Seeks long-term growth of capital & income.
Class R4 & R5

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FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Fundamental Investors - Class R3 &            Seeks current income with preservation of capital.
Class R4

American Funds(R) Growth Fund of America - Class R3 &           Seeks long-term growth of capital.
Class R4

American Funds(R) Intermediate Bond Fund of America -           Seeks long-term capital appreciation.
Class R3 & Class R4

American Funds New Perspective - Class R3 & R4                  Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds(R) New World Fund(R) - Class R3 & Class R4       Seeks long-term growth of capital.

American Funds(R) SMALLCAP World Fund(R) - Class R3 &           Seeks long-term capital appreciation.
Class R4

American Funds Washington Mutual Investors Fund -               Seeks long-term growth of capital.
Class R3 & Class R4

Ariel - Investor Class                                          Seeks long-term capital appreciation.

Ariel Appreciation - Investor Class                             Seeks long-term total return and total return.

BlackRock Equity Dividend Fund - Institutional Class            Seeks to provide high total investment return.

BlackRock Global Allocation - Institutional & Retirement Class  Seeks maximum total return.

BlackRock GNMA Portfolio - Service Class                        Seeks long-term capital appreciation.

BlackRock Small Cap Growth Equity - Institutional Class         Seeks capital appreciation.

BMO Mid-Cap Growth - Investor Class                             Seeks capital appreciation.

BMO Mid-Cap Value - Investor Class                              Seeks growth of capital.

BMO Small-Cap Growth Fund - Investor Class                      Seeks capital appreciation.

Calvert Equity Portfolio - Class A*                             Seeks to maximize long-term income.

Calvert Income - Class A*                                       Seeks long-term capital appreciation.

Calvert Small Cap Fund - Class A*                               Seeks growth of capital.

Calvert VP SRI Mid-Cap Growth                                   Seeks capital appreciation.

ClearBridge Aggressive Growth Fund - Class FI & Retirement      Seeks long-term capital appreciation.
Class

ClearBridge Appreciation Fund - Class FI & Retirement Class     Seeks long-term capital appreciation.

Columbia Acorn International Fund - Class A*, Class R4 &        Seeks high total return.
Class Z

Columbia Emerging Markets Fund - Class A* & Class Z             Seeks total return.

Columbia Mid Cap Index Fund - Class A                           Seeks long-term capital appreciation.

Columbia MultiAdvisor Small Cap Value - Class A*, Class R4 &    Seeks capital gain.
Class Z

Columbia Seligman Communications & Information -                Seeks total return.
Class A*, Class R4 & Class Z

Columbia Small Cap Index Fund - Class A*                        Seeks to achieve long-term capital appreciation with current income as a secondary objective.

CRM Mid Cap Value Fund - Investor                               Seeks long-term capital appreciation.

CRM Small Cap Value Fund - Investor                             Seeks long-term capital appreciation.

DFA Emerging Markets Value - Class R2                           Seeks above average current income and long-term capital
                                                                 appreciation.

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FUND & CLASS DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
DFA Global 25/75 - Class R2                                       Seeks total return.

DFA Global 60/40 - Class R2                                       Seeks total return.

DFA Global Equity - Class R2                                      Seeks long-term capital appreciation.

DFA International Value - Class R2                                Seeks long-term capital appreciation.

DFA US Targeted Value - Class R2                                  Seeks capital appreciation.

DWS Alternative Asset Allocation Fund - Class A* & Class S        Seeks long-term capital appreciation.

DWS Large Cap Value - Class A* & Class S                          Seeks total return through current income & long term capital appreciation as a secondary objective.

DWS Mid Cap Value - Class A* & Class S                            Seeks long-term capital appreciation.

DWS RREEF Real Estate Securities - Class A* and Class S           Seeks high current income.

DWS Small Cap Value - Class A* & Class S                          Seeks long-term capital appreciation.

DWS Strategic Government Securities - Class A* and Class S        Seeks high total return.

Fidelity(R) Advisor Diversified International - Class T           Seeks capital growth.

Fidelity(R) Advisor Diversified Stock Fund - Institutional &      Seeks capital growth.
Class T

Fidelity(R) Advisor Dividend Growth - Class T                     Seeks capital appreciation.

Fidelity(R) Advisor Equity Growth - Class T                       Seeks capital appreciation.

Fidelity(R) Advisor Equity Income - Class T                       Seeks to obtain dividend interest and income & capital
                                                                   appreciation.

Fidelity(R) Advisor Freedom 2010 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2015 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2020 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2025 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2030 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2035 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2040 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2045 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2050 - Class A* & Class T             Seeks high total return with principal preservation.

Fidelity(R) Advisor Freedom 2055 - Class A* & Class T             Seeks high total return.

Fidelity(R) Advisor Freedom Income Fund(R) - Class A* & Class T   Seeks high total return with principal preservation.

Fidelity(R) Advisor Growth & Income - Class T                     Seeks high total return.

Fidelity(R) Advisor Growth Opportunities - Class T                Seeks capital growth.

Fidelity(R) Advisor International Capital Appreciation - Class T  Seeks capital appreciation.

Fidelity(R) Advisor Leveraged Company Stock - Class A* &          Seeks capital appreciation.
Class T

Fidelity(R) Advisor New Insights - Class A* & Class T             Seeks capital appreciation.

Fidelity(R) Advisor Overseas - Class T                            Seeks long-term capital appreciation.

Fidelity(R) Advisor Real Estate - Class A* & Class T              Seeks above average income & long term capital growth.

Fidelity(R) Advisor Small Cap - Class A* & Class T                Seeks long-term capital appreciation.

Fidelity(R) Advisor Stock Selector Mid Cap - Class T              Seeks capital appreciation.

Fidelity(R) Advisor Strategic Income - Class A*                   Seeks high level of current income.

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FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Total Bond Fund - Institutional & Class T   Seeks high level of current income.

Fidelity(R) Advisor Value - Class A* & Class T                  Seeks capital appreciation.

Fidelity(R) VIP Asset Manager Portfolio - Initial               Seeks high total return.

Fidelity(R) VIP Contrafund(R) Portfolio - Initial               Seeks long-term capital appreciation.

Fidelity(R) VIP Equity-Income Portfolio - Initial               Seeks reasonable income.

Fidelity(R) VIP Growth Portfolio - Initial                      Seeks capital appreciation.

Fidelity(R) VIP High Income Portfolio - Initial                 Seeks high level of current income & growth of capital.

Fidelity(R) VIP Overseas Portfolio - Initial                    Seeks long-term growth of capital.

Fidelity Advisor(R) Stock Selector All Cap Fund - Class T       Seeks capital growth.

Fidelity Advisor(R) Strategic Dividend & Income(R) -            Seeks reasonable income. The fund will also consider the potential
Institutional & Class T                                         for capital appreciation.

Franklin Flex Cap Growth - Advisor & Retirement Class           Seeks capital appreciation.

Franklin Growth - Class A* & Class R                            Seeks capital appreciation.

Franklin Income Fund - Retirement Class                         Seeks income.

Franklin Mutual Global Discovery Fund - Class R & Class Z       Seeks capital appreciation.

Franklin Small Cap Value - Class A* & Retirement Class          Seeks long-term total return.

Franklin Small-Mid Cap Growth - Retirement Class                Seeks long-term capital growth.

Franklin Strategic Income - Class A* & Retirement Class         Seeks long-term growth of capital.

Goldman Sachs Growth Opportunities Portfolio - Class IR &       Seeks long-term growth of capital.
Service Class

Goldman Sachs Growth Strategy - Institutional & Service         Seeks long-term capital appreciation with a secondary objective to seek income.

Goldman Sachs International Equity Insights - Institutional &   Seeks long-term growth of capital.
Service Class (Formerly Goldman Sachs Structured
International Equity Fund)

Goldman Sachs Mid Cap Value - Institutional & Service Class     Seeks long-term capital appreciation.

Goldman Sachs Satellite Strategies Portfolio - Class IR &       Seeks long-term capital appreciation.
Service Class

Goldman Sachs Small Cap Value - Institutional & Service Class   Seeks long-term capital appreciation.

Goldman Sachs Technology Tollkeeper - Institutional &           Seeks long-term growth of capital.
Service Class

Henssler Equity - Institutional & Investor Class                Seeks growth of capital.

Invesco American Franchise - Class A*                           Seeks long-term capital appreciation.

Invesco Comstock Fund - Class A* & Retirement Class             Seeks capital growth & income.

Invesco Diversified Dividend Fund - Investor Class & Class A*   Seeks long-term growth of capital and, secondarily, current income.

Invesco Energy Fund - Class A* & Investor Class                 Seeks capital growth.

Invesco Global Health Care Fund - Class A* & Investor Class     Seeks long-term growth of capital.

Invesco Global Low Volatility Equity Yield - Class A* & R5      Seeks long-term growth of capital.
Institutional Class (Formerly Invesco Global Quantitative Core
Fund)

Invesco International Growth - R5 & Retirement Class            Seeks long-term growth of capital.

Invesco Mid Cap Core Equity - Class A* & Retirement Class       Seeks long-term growth of capital.

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FUND & CLASS DESIGNATION                                      OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Growth Fund - Class A*, Class R5 &            Seeks capital growth.
Retirement Class

Invesco Small Cap Growth - Class A* & Retirement Class        Seeks long-term growth of capital.

Invesco Technology Fund - Class A* & Investor Class           Seeks capital growth.

Invesco Value Opportunities - Class A* & Retirement Class     Seeks long-term growth of capital.

Ivy Asset Strategy Fund - Class Y & Retirement Class          Seeks to provide total return.

Ivy Balanced Fund - Class Y & Retirement Class                Seeks to provide total return through a combination of capital appreciation and current income.

Ivy High Income Fund - Class Y & Retirement Class             Seeks to provide total return through a combination of high current income and capital appreciation.

Janus Balanced Portfolio - Retirement Class                   Seeks long-term capital growth.

Janus Aspen Flexible Bond - Institutional Class               Seeks maximum total return.

Janus Aspen Global Research Portfolio - Institutional         Seeks long-term capital growth.
Class (Formerly Janus Aspen Worldwide Growth Portfolio)

Janus Aspen Perkins Mid Cap Value - Class S                   Seeks capital appreciation.

Janus Balanced Fund - Class S                                 Seeks long-term capital growth.

Janus Forty Fund - Class A* & Retirement Class                Seeks long-term growth of capital.

Janus Growth and Income Fund - Retirement Class               Seeks long-term capital growth & income.

Janus INTECH U.S. Growth Fund - Class S                       Seeks long-term growth of capital.

Janus Perkins Mid Cap Value Fund - Class A* & Class R         Seeks long-term growth of capital.

Janus Perkins Small Capital Value - Class S                   Seeks capital appreciation.

Legg Mason BW Global Opportunities Bond Fund - Class FI &     Seeks to maximize total income.
Retirement Class

Lord Abbett Calibrated Dividend Growth Fund - Class A* &      Seeks current income and capital appreciation.
Retirement Class

Lord Abbett Developing Growth - Class A*, Class P & Class R3  Seeks long-term growth.

Lord Abbett Fundamental Equity - Class A* & Class R3          Seeks long-term growth of capital.

Lord Abbett Growth Opportunities - Class A*, Class P &        Seeks long-term growth.
Class R3

Lord Abbett Mid Cap Stock Fund - Class P & Class R3           Seeks long-term growth.

Lord Abbett Small-Cap Value - Institutional Class, Class P &  Seeks long-term growth.
Class R3

Lord Abbett Value Opportunities - Class A*, Class P & R3      Seeks long-term capital appreciation.

Managers Cadence Capital Appreciation Fund - Investor Class   Seeks growth of capital.

Managers Cadence Mid-Cap Fund - Investor Class & Service      Seeks growth of capital.

Manning & Napier, Inc. Pro-Blend Conservative Term Series -   Seeks to provide capital preservation & long-term growth.
Class S

Manning & Napier, Inc. Pro-Blend Extended Term Series -       Seeks long-term growth of capital & capital appreciation.
Class S

Manning & Napier, Inc. Pro-Blend Maximum Term Series -        Seeks long-term growth of capital.
Class S

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FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend Moderate Term Series -        Seeks stable rate of growth.
Class S

MFS(R) Emerging Markets Debt Fund - Class R2 & Class R3        Seeks total return with an emphasis on high current income, but also considering capital appreciation.

MFS(R) International New Discovery - Class A* & Class R2       Seeks capital appreciation.

MFS International Value Fund - Class R2 & Class R3             Seeks capital appreciation.

MFS(R) Massachusetts Investors Growth Stock Fund -             Seeks total return with an emphasis on income exempt from federal
Class R2 & Class R3                                            income tax and Massachusetts personal income tax, if any, but also considering capital appreciation.

MFS(R) Mid Cap Growth - Class A*                               Seeks capital appreciation.

MFS(R) New Discovery Fund - Class R2 & Class R3                Seeks capital appreciation.

MFS(R) Utilities Funds - Class R2 & Class R3                   Seeks total return.

MFS(R) Value - Class A*                                        Seeks capital appreciation.

Neuberger Berman Emerging Markets Equity Fund -                Seeks long-term growth of capital.
Class A* & Class R3

Neuberger Berman Focus - Advisor Class                         Seeks long-term growth of capital.

Neuberger Berman Large Cap Value - Advisor Class               Seeks growth of capital.

Neuberger Berman Small Cap Growth - Advisor Class,             Seeks growth of capital.
Class A* & Class R3

Northern Small Cap Value - Class A*                            Seeks capital appreciation.

Nuveen Mid Cap Growth Opportunities - Class A* & Class R3      Seeks capital appreciation.

Nuveen Mid Cap Index - Class R3                                Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.

Nuveen Mid Cap Value - Class A* & Class R3                     Seeks capital appreciation.

Nuveen Real Estate Securities - Class A* & Class R3            Seeks above average current income and long-term capital
                                                                appreciation.

Nuveen Small Cap Index - Class R3                              Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.

Nuveen Small Cap Select - Class A* & Class R3                  Seeks growth of capital.

Nuveen Small Cap Value - Class A* & Class R3                   Seeks growth of capital.

Nuveen Strategy Growth Allocation - Class A* & Class R3        Seeks capital growth.

Oakmark Equity and Income Fund - Class A*                      Seeks income and preservation and growth of capital.

OneAmerica Asset Director Portfolio - Class O & Advisor Class  Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio - Class O &         Seeks a high level of income with a secondary objective of providing
Advisor Class                                                  capital appreciation.

OneAmerica Money Market Portfolio - Class O & Advisor Class    Seeks to provide a level of current income.

OneAmerica Socially Responsive Portfolio - Class O & Advisor   Seeks long-term growth prospects, attractive relative valuations and
Class                                                          sensitivity to socially responsible principles.

OneAmerica Value Portfolio - Class O & Advisor Class           Seeks long-term capital appreciation with a secondary objective to seek current investment income.

Oppenheimer Developing Markets Fund - Class A* &               Seeks long-term capital appreciation.
Class N & Class Y

Oppenheimer Global Fund - Class A*, Class N & Class Y          Seeks capital appreciation.

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FUND & CLASS DESIGNATION                                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities - Class A*, Class N &       Seeks capital appreciation.
Class Y

Oppenheimer Global Strategic Income - Class A*, Class N &    Seeks high level of current income.
Class Y

Oppenheimer Gold & Special Minerals - Class A*, Class N &    Seeks capital appreciation.
Class Y

Oppenheimer International Bond Fund - Class A*, Class N &    Seeks total return.
Class Y

Oppenheimer International Growth Fund - Class A*, Class N &  Seeks long-term capital appreciation.
Class Y

Oppenheimer International Small Company Fund - Class A*,     Seeks long-term capital appreciation.
Class N & Class Y

Oppenheimer Main Street - Class A*, Class N & Class Y        Seeks long-term capital appreciation.

Oppenheimer Main Street Small & Mid Cap Fund - Class A*,     Seeks capital appreciation.
Class N & Class Y

Oppenheimer Small & Mid Cap Value Fund - Class A*,           Seeks capital appreciation.
Class N & Class Y

Oppenheimer Value Fund - Class A*, Class N & Class Y         Seeks long-term growth of capital.

Parnassus Equity Income Fund - Investor Class                Seeks capital appreciation and current income.

Parnassus Fund - No Load                                     Seeks capital appreciation.

Parnassus Mid-Cap Fund - No Load                             Seeks capital appreciation.

Parnassus Small-Cap Fund - No Load                           Seeks capital appreciation.

Pax World Balanced - Class R & No Load                       Seeks income and conservation of principal and long-term growth of capital as a secondary objective.

Pax World Global Environmental Markets - Investor Class &    Seeks long-term growth of capital.
Class R

Payden Emerging Markets Bond Fund - No Load                  Seeks high level of total return.

Payden/Kravitz Cash Balance Plan - Advisor & Retirement      Seeks income and total return.
Class

PIMCO All Asset - Administrative & Retirement Class          Seeks maximum real return.

PIMCO Commodity Real Return Strategy - Administrative &      Seeks maximum real return consisten with prudent investment
Retirement Class                                             management.

PIMCO High Yield - Administrative & Retirement Class         Seeks maximum total return.

PIMCO Income - Administrative Class & Retirement Class       Seeks to maximize current income.

PIMCO Real Return - Administrative & Retirement Class        Seeks maximum current income and price appreciation.

PIMCO Total Return - Administrative & Retirement Class       Seeks maximum total return.

Pioneer Bond Fund - Class A*, Retirement Class & Class Y     Seeks current income.

Pioneer Dynamic Credit - Class A* & Class Y                  Seeks a high level of current income; capital appreciation is a secondary objective.

Pioneer Emerging Markets Fund - Class A* & Class Y           Seeks long-term capital appreciation.

Pioneer Equity Income Fund - Class A* , Retirement Class &   Seeks current income & long-term capital growth.
Class Y

Pioneer Fund - Class A* & Retirement Class                   Seeks reasonable income & growth.

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FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT - Institutional Class                          Seeks reasonable income and capital growth.

Pioneer Fundamental Growth Fund - Class A* & Class Y            Seeks long-term capital growth.

Pioneer High Yield Fund - Class A*, Retirement Class & Class Y  Seeks to maximize total return.

Pioneer Mid Cap Value Fund - Class A*, Retirement Class &       Seeks capital appreciation.
Class Y

Pioneer Oak Ridge Large Cap Growth Fund - Class A*,             Seeks capital appreciation.
Retirement Class & Class Y

Pioneer Oak Ridge Small Cap Growth Fund - Class A* &            Seeks capital appreciation.
Class Y

Pioneer Select Mid Cap Growth Fund - Class A* (Formerly         Seeks capital growth.
Pioneer Growth Opportunities Fund)

Pioneer Select Mid Cap Growth VCT Portfolio - Class 1           Seeks growth of capital.
(Formerly Pioneer VCT Growth Opportunities)

Pioneer Strategic Income - Class A* and Class Z                 Seeks high income.

Prudential Financial Services Fund - Class A* & Class Z         Seeks long-term capital appreciation.

Prudential Global Real Estate Fund - Class A* & Class Z         Seeks capital appreciation and income.

Prudential High Yield - Class A* & Class Z                      Seeks maximum current income.

Prudential Jennison 20/20 Focus - Class A* & Class Z            Seeks long-term capital growth.

Prudential Jennison Health Sciences Fund - Class A* & Class Z   Seeks long-term capital appreciation.

Prudential Jennison Mid Cap Growth Fund - Class A* & Class Z    Seeks long-term capital appreciation.

Prudential Jennison Natural Resources Fund - Class A* &         Seeks long-term growth of capital.
Class Z

Prudential Jennison Small Company - Class A* and Class Z        Seeks capital growth.

Prudential Total Return Bond - Class A* & Class Z               Seeks total return.

RidgeWorth High Income Fund - Class A* & Retirement             Seeks high current income and total return.

RidgeWorth Large Cap Value Equity - Class A* & Institutional    Seeks capital appreciation and current income as secondary
Class

RidgeWorth Mid-Cap Value Equity - Class A* & Institutional      objective. Seeks capital appreciation and current income.
Class

RidgeWorth Small Cap Value Equity - Class A* & Institutional    Seeks capital return and current income.
Class

RidgeWorth Total Return Bond - Class A* & Retirement Class      Seeks total return.

Russell Commodity Strategies - Class S                          Seeks to long-term total return.

Russell Emerging Markets Fund - Class S                         Seeks long-term capital growth.

Russell Global Equity - Class S                                 Seeks long-term capital growth.

Russell Global Infrastructure - Class S                         Seeks long-term growth of capital and current income.

Russell Global Opportunities Credit - Class S                   Seeks total return.

Russell International Developed Markets Fund - Class S          Seeks long-term capital growth.

Russell Investment Grade Bond - Class S                         Seeks current income & preservation of capital.

Russell Global Real Estate Securities Fund - Class S            Seeks current income & long-term capital growth.

Russell 2015 LifePoints Strategy - Class R1 & Class R3          Seeks capital growth & income.

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FUND & CLASS DESIGNATION                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Russell 2020 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2025 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2030 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2035 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2040 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2045 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2050 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell 2055 LifePoints Strategy - Class R1 & Class R3           Seeks capital growth & income.

Russell LifePoints Balanced - Class R1 & Class R3                Seeks above average capital appreciation & moderate level of current income.

Russell LifePoints Conservative - Class R1 & Class R3            Seeks high current income & low long capital appreciation.

Russell LifePoints Equity Growth Strategy - Class R1 & Class R3  Seeks high long-term capital appreciation.

Russell LifePoints Growth Strategy - Class R1 & Class R3         Seeks high long-term capital appreciation with low current income.

Russell LifePoints In Retirement Fund - Class R1 & R3            Seeks capital growth & income.

Russell LifePoints Moderate Strategy Fund - Class R1 &           Seeks high current income & moderate long-term capital
Class R3                                                         appreciation.

Russell Short Duration Bond - Class S                            Seeks current income & preservation of capital.

Russell Strategic Bond - Class S                                 Seeks current income & capital appreciation.

Russell U.S. Core Equity Fund - Class S                          Seeks long-term capital growth.

Russell US Defensive Equity Fund - Class S                       Seeks long-term capital growth.

Russell US Dynamic Equity Fund - Class S                         Seeks long-term capital growth.

Russell U.S. Small Cap Equity Fund - Class S                     Seeks long-term capital growth.

State Street Equity 500 Index - Administrative Class & Class R   Seeks to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index.

Steward Global Equity Income Fund - Individual Class             Seeks to provide income and long-term capital appreciation.

Steward Large Cap Enhanced Index Fund - Individual Class         Seeks to provide long-term capital appreciation.

Steward Small-Mid Cap Enhanced Index - Individual Class          Seeks to provide long-term capital appreciation.

T. Rowe Price Blue Chip Growth - Retirement Class                Seeks long-term capital growth.

T. Rowe Price Equity Income Portfolio - No Load                  Seeks substantial dividend income & long-term capital growth.

T. Rowe Price Equity Income - Retirement Class                   Seeks substantial dividend income & long-term capital growth.

T. Rowe Price European Stock Fund - No Load                      Seeks long-term capital.

T. Rowe Price Growth Stock - Advisor & Retirement Class          Seeks long-term capital appreciation.

T. Rowe Price International Growth and Income - Advisor &        Seeks long-term capital growth.
Retirement Class

T. Rowe Price International Stock - Retirement Class             Seeks long-term capital growth.

T. Rowe Price Mid-Cap Growth - Retirement Class                  Seeks long-term capital appreciation.

T. Rowe Price Mid-Cap Value - Advisor & Retirement Class         Seeks long-term capital appreciation.

T. Rowe Price Retirement 2005 Fund - Advisor Class &             Seeks highest total return over time.
Retirement Class

T. Rowe Price Retirement 2010 Fund - Advisor Class &             Seeks highest total return over time.
Retirement Class

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FUND & CLASS DESIGNATION                                      OBJECTIVE
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
T. Rowe Price Retirement 2015 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2020 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2025 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2030 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2035 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2040 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2045 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2050 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement 2055 Fund - Advisor & Retirement     Seeks highest total return over time.
Class

T. Rowe Price Retirement Income - Advisor & Retirement Class  Seeks highest total return over time.

Templeton Foreign Fund - Class A* & Retirement Class          Seeks long-term capital growth.

Templeton Global Bond Fund - Class A* & Retirement Class      Seeks current income.

Templeton Growth Fund - Class A* & Retirement Class           Seeks long-term capital growth.

Thornburg Core Growth Fund - Class R3 & Class R5              Seeks long-term capital appreciation.

Thornburg International Value - Class R3 & Class R5           Seeks long-term capital appreciation.

Thornburg Investment Income Builder Fund - Class R3 &         Seeks to provide current income.
Class R5

Thornburg Limited Term Income Fund - Class R3                 Seeks to provide a high level of income.

Thornburg Limited Term US Government Fund - Class R3          Seeks to provide a high level of current income.

Thornburg Value Fund - Class R3                               Seeks long-term capital appreciation.

TIAA-CREF Bond Index - Retirement Class                       Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities.

TIAA-CREF Emerging Markets Equity Index Fund - Retirement     Seeks a favorable long-term total return, mainly through capital
Class                                                         appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.

TIAA-CREF Growth & Income Fund - Retirement Class             Seeks a favorable long-term total return through both capital appreciation and investment income.

TIAA-CREF International Equity Index Fund - Retirement        Seeks a favorable long-term total return, mainly through capital
Class                                                         appreciation.

TIAA-CREF Large-Cap Growth Index Fund - Retirement Class      Seeks a favorable long-term return.

TIAA-CREF Large-Cap Value Fund - Retirement Class             Seeks a favorable long-term total return.

TIAA-CREF Lifecycle Index 2010 Fund - Retirement Class        Seeks high total return over time through a combination of capital appreciation and income.

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

FUND & CLASS DESIGNATION                                    OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2015 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2020 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2025 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2030 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2035 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2040 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2045 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2050 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2055 Fund - Retirement Class      Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Ret Inc Fund - Retirement Class   Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Social Choice Equity Fund - Retirement Class      Seeks a favorable long-term total return.

Timothy Plan Conservative Growth Fund - Class A*            Seeks long-term growth of capital.

Timothy Plan Strategic Growth Fund - Class A*               Seeks a high long-term growth of capital.

Touchstone Flexible Income Fund - Class A (Formerly         Seeks to achieve above-average total returns over a market cycle of
Touchstone Strategic Income Fund)                           three to five years.

Touchstone Focused Fund - Class A & Class Y                 Seeks capital appreciation by investing in equity securities of companies of any size.

Touchstone Growth Opportunities Fund - Class A*             Seeks long-term growth of capital by investing primarily in stocks of
                                                            U.S. companies of any size.

Touchstone Large Cap Growth Fund - Class A*                 Seeks long-term growth of capital by investing primarily in common stocks of large-cap U.S. companies.

Touchstone Value Fund - Class A*                            Seeks long-term capital growth by investing primarily in U.S. equity securities of large- and mid-cap companies believed to be undervalued.

Vanguard Short Term Federal - Investor Class                Seeks current income.

Vanguard VIF Small Company Growth                           Seeks long-term capital appreciation.

Victory Established Value Fund - Class A* & Class R         Seeks long-term capital growth.

Victory Small Company Opportunity - Class A* & Class R      Seeks to provide capital appreciation.

Western Asset Core Plus Bond - Class FI & Retirement Class  Seeks to maximize total return.

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THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE
FUNDS WILL BE ACHIEVED.



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                               THE CONTRACTS


GENERAL


The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.


A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL.
For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs.
In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan
Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the

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Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent
Contributions shall be allocated to the OneAmerica Money Market Investment
Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default
Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular
Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed.
Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's
Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently
$1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.


Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest
Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain
Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's

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share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading.
AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.


Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other
Owners.


Some Funds may charge a redemption fee for short term-trading in their Funds.
Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.



PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial
Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation
Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment
Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each
Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment
Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment
Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation
        Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are

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      applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment
Account over a period of time may do so through the Dollar Cost Averaging
("DCA") Program. The theory of DCA is that greater numbers of Accumulation
Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA
(if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected;
or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA
Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five
(5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA
Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate
Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity
Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account
Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account
Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


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The amount of a withdrawal will be taken from the Investment Accounts and the
FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable
Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age
59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis.
Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation.
Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit
Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See
"Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section
403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section
403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59
1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn.
Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December
31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b)
Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified

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age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program.
Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The
Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's
Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's
Account Value shall be the Participant's entire Account Value. Under Employee
Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last
Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity
Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.



DEATH BENEFITS AND MULTIPLE BENEFICIARIES



Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.



TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the

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end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some
Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value
(determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum
[subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years
(for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan
Contracts and for 409A or 457 Plan Contracts).

For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven
(7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee
Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal
       Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new
Contributions. Termination options may be negotiated with individual Plan
Sponsors depending on unique or special circumstances.


Until all of the terminating Contract's funds invested in AUL's FIA or other
General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.


When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored
403(b) Program at any time during the Contract Year if the Participant's
Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st)
Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a
Contract with both 403(b) and 401(a) Funds) during any subsequent Contract
Year, provided that at least six (6) months have elapsed since the Owner's last
Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6)

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month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant
Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate
Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest
Account" and "Termination by the Owner."



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies.
Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain
Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract.
However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's
Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract
Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract
Year in which the withdrawal is being made. Certain Recurring Contribution
403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive
Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2
(provided that the age 59 1/2 benefit is a taxable

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distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some
Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines.
In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's
Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the
"Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract
Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.




ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation
Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly
Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.



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  (2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

  (3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant
       Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window
       Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7)  Contract Termination Individual Participant Check Fee: AUL may bill the
       Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination.
       Alternatively, AUL may assess this Fee against the affected Participant
       Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit.
       Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.


  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow
       Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500.
       Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.


  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if
Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored
403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit
Plan Contract. See "Termination by the Owner" and "The Fixed Interest
Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another
Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts.
However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.



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EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's
Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law.
A lump-sum distribution may also be elected under most Plans. Other Annuity
Options may be available upon request at the discretion of AUL. All Annuity
Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s)
(depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent
Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity
Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the

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Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code,
Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.
Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The
General Account is subject to regulation and supervision by the Indiana
Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General
Account, see the Contract.


INTEREST


A Participant's FIA Value earns interest at fixed rates that are paid by AUL.
The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed
Rate") specified in the Contract. Contributions or transfers to a Participant's
Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL.
Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect.
Amounts transferred from other AUL Annuity contracts may not earn the Current
Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed
Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established,

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the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract.
This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA
Value as of the date the withdrawal request is received by AUL at the Corporate
Office. If a withdrawal is requested that would leave the Participant's FIA
Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed
Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable
Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's
Account. A Participant may transfer part or all of the Participant's Fixed
Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract
Year cannot exceed 20 percent of the Participant's Fixed Interest Account
Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer
Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA
Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment
Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond
Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA.
However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase
Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's
Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment

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Account or Accounts to be purchased and a percentage allocation among
Investment Accounts if more than one (1) Investment Account has been elected.
If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.


To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.



CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General
Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable
Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See
"Termination by the Owner" and "The Fixed Interest Account."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or
457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity
Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's
Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer.
Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which
Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account
("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract
Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract
Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing
Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the

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rate in effect. At the time AUL declares a new rate for the next year, the
Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA
Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and
Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year
      Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest
      0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account
Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account
Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA
Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% vested under the Plan, and if he receives all or a portion of his vested Account Value as a Plan benefit, his entire non-vested Account Value as of such date of withdrawal
(including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract.
However, if none of the Participant's vested Account Value is withdrawn to provide a benefit, an amount equal to his non-vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed
SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA
Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION


As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.


The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.



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At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.


     (2) Amounts in this interest account shall earn interest equal to the same rate as that earned by the SVA on the Contract termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Amounts accumulated in this interest account, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.


  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.


AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.




                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement
Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's
Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any

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administrative services agreement between the Owner and AUL regarding the
Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee
Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS,
FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY
TRANSACTION INVOLVING THE CONTRACTS.


TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account.
However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit
Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment
Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.



TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected
Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.


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The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.


403(b) PLANS


Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.




408 AND 408A PROGRAMS



1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account
("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's
Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A
Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence.
Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer

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a portion of their compensation without paying current taxes in either a 457(b)
eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b)
Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available
(non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer
Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other
Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit
Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor
Integral Trust. These benefits generally include certain health care benefits.
Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b)
Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax.
Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a
403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program.
The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b)
Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



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                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits.
It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified
Plans to invest in shares of the Portfolios at the same time as one or more life insurance companies. Neither the Portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940
Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee
Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment
Account attributable to a Contract or a Participant's Account by the total accumulation units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that Portfolio as of the same date.
Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment
Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from,

213



substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, Portfolios or other entities and to substitute shares of, or interests in, another Fund, Portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, Portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, Portfolios, or other entities become inappropriate in view of the purposes of the Contract.


Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.


AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.


In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or, it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment
Accounts.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



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PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2013, are included in the Statement of Additional Information.




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
                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       4
Employee Benefit Plans......................................................................................       4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       4
FINANCIAL STATEMENTS........................................................................................       5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.



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
No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                         INDIANAPOLIS, INDIANA 46282


                                 PROSPECTUS



                             Dated: May 1, 2014
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ERETIREMENT.AUL.COM.

(C) 2014 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









P-12784     5/1/14

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST
ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269

                                                                     May 1, 2014

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2014

                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46282
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2014.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    4
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             4
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA.")

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $17,500 for 2014. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $5,500 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $52,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $52,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,500, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $51,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2014 is $3,300 for an individual and $6,550 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2012and 2011 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2012, December 31, 2011 and December 31, 2010, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2013 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2013 are included in this Statement of Additional Information.


[PWC LOGO]
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust (the "Trust") at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 28, 2014

                             AUL AMERICAN UNIT TRUST
                 ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,380,119   $     1,205,971           102,325
                                                                         ===============   ===============
Receivables: investments sold                                      250
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,380,369
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,380,369         1,122,539   $          1.23
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $     1,380,369         1,122,539
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        15,859
Mortality & expense charges                                                                        (16,847)
                                                                                           ---------------
Net investment income (loss)                                                                          (988)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,894
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               147,416
                                                                                           ---------------
Net gain (loss)                                                                                    178,310
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       177,322
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (988)  $              2,570
Net realized gain (loss)                                                      30,894                  4,204
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         147,416                 67,800
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            177,322                 74,574
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      81,738                172,335
Cost of units redeemed                                                      (323,120)              (366,289)
Account charges                                                                 (816)                (1,261)
                                                                --------------------   --------------------
Increase (decrease)                                                         (242,198)              (195,215)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,876)              (120,641)
Net assets, beginning                                                      1,445,245              1,565,886
                                                                --------------------   --------------------
Net assets, ending                                              $          1,380,369   $          1,445,245
                                                                ====================   ====================

Units sold                                                                   172,769                160,584
Units redeemed                                                              (388,270)              (343,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (215,501)              (182,842)
Units outstanding, beginning                                               1,338,040              1,520,882
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,122,539              1,338,040
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          9,428,334
Cost of units redeemed/account charges                                                           (9,154,735)
Net investment income (loss)                                                                        181,552
Net realized gain (loss)                                                                            248,265
Realized gain distributions                                                                         502,805
Net change in unrealized appreciation (depreciation)                                                174,148
                                                                                       --------------------
Net assets                                                                             $          1,380,369
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23             1,123   $         1,380              1.25%             13.8%
12/31/2012                        1.08             1,338             1,445              1.25%              4.9%
12/31/2011                        1.03             1,521             1,566              1.25%             -1.2%
12/31/2010                        1.04             1,688             1,759              1.25%              9.0%
12/31/2009                        0.96             1,706             1,632              1.25%             27.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              1.00%             14.1%
12/31/2012                        1.11                 0                 0              1.00%              5.2%
12/31/2011                        1.05                 0                 0              1.00%             -1.0%
12/31/2010                        1.06                 0                 0              1.00%              9.2%
12/31/2009                        0.97                 0                 0              1.00%             28.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             14.4%
12/31/2012                        1.13                 0                 0              0.75%              5.4%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%              9.5%
12/31/2009                        0.99                 0                 0              0.75%             28.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%             14.7%
12/31/2012                        1.16                 0                 0              0.50%              5.7%
12/31/2011                        1.10                 0                 0              0.50%             -0.5%
12/31/2010                        1.10                 0                 0              0.50%              9.8%
12/31/2009                        1.00                 0                 0              0.50%             28.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             15.0%
12/31/2012                        1.18                 0                 0              0.25%              6.0%
12/31/2011                        1.12                 0                 0              0.25%             -0.2%
12/31/2010                        1.12                 0                 0              0.25%             10.1%
12/31/2009                        1.02                 0                 0              0.25%             28.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             15.3%
12/31/2012                        1.27                 0                 0              0.00%              6.2%
12/31/2011                        1.19                 0                 0              0.00%              0.0%
12/31/2010                        1.19                 0                 0              0.00%             10.3%
12/31/2009                        1.08                 0                 0              0.00%             29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.4%
                2011               2.8%
                2010               2.6%
                2009               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALGER CAPITAL APPRECIATION I-2 CLASS - 015544703

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    32,716,461   $    25,416,888           443,408
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (165,858)
                                                       ---------------
Net assets                                             $    32,550,603
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    32,535,766        26,449,434   $          1.23
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.36
Band 0                                                          14,837            10,155              1.46
                                                       ---------------   ---------------
 Total                                                 $    32,550,603        26,459,589
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       106,451
Mortality & expense charges                                                                       (335,965)
                                                                                           ---------------
Net investment income (loss)                                                                      (229,514)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,399,624
Realized gain distributions                                                                      3,325,100
Net change in unrealized appreciation (depreciation)                                             3,353,390
                                                                                           ---------------
Net gain (loss)                                                                                  8,078,114
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,848,600
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (229,514)  $             (4,311)
Net realized gain (loss)                                                   1,399,624                680,417
Realized gain distributions                                                3,325,100                  7,292
Net change in unrealized appreciation (depreciation)                       3,353,390              1,527,068
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,848,600              2,210,466
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,398,200              9,864,203
Cost of units redeemed                                                    (6,721,809)            (3,068,935)
Account charges                                                              (10,931)                (3,902)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,665,460              6,791,366
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,514,060              9,001,832
Net assets, beginning                                                     21,036,543             12,034,711
                                                                --------------------   --------------------
Net assets, ending                                              $         32,550,603   $         21,036,543
                                                                ====================   ====================

Units sold                                                                10,168,464             11,136,735
Units redeemed                                                            (6,541,055)            (3,564,734)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,627,409              7,572,001
Units outstanding, beginning                                              22,832,180             15,260,179
                                                                --------------------   --------------------
Units outstanding, ending                                                 26,459,589             22,832,180
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         37,733,148
Cost of units redeemed/account charges                                                          (18,493,202)
Net investment income (loss)                                                                       (745,768)
Net realized gain (loss)                                                                          3,418,913
Realized gain distributions                                                                       3,337,939
Net change in unrealized appreciation (depreciation)                                              7,299,573
                                                                                       --------------------
Net assets                                                                             $         32,550,603
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23            26,449   $        32,536              1.25%             33.5%
12/31/2012                        0.92            22,832            21,037              1.25%             16.8%
12/31/2011                        0.79            15,260            12,035              1.25%             -1.5%
12/31/2010                        0.80            13,690            10,965              1.25%             12.6%
12/31/2009                        0.71            11,507             8,184              1.25%             49.2%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              1.00%             33.8%
12/31/2012                        0.94                 0                 0              1.00%             17.1%
12/31/2011                        0.81                 0                 0              1.00%             -1.3%
12/31/2010                        0.82                 0                 0              1.00%             12.9%
12/31/2009                        0.72                 0                 0              1.00%             49.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             34.2%
12/31/2012                        0.96                 0                 0              0.75%             17.4%
12/31/2011                        0.82                 0                 0              0.75%             -1.0%
12/31/2010                        0.83                 0                 0              0.75%             13.2%
12/31/2009                        0.73                 0                 0              0.75%             50.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%             34.5%
12/31/2012                        0.99                 0                 0              0.50%             17.7%
12/31/2011                        0.84                 0                 0              0.50%             -0.8%
12/31/2010                        0.85                 0                 0              0.50%             13.5%
12/31/2009                        0.75                 0                 0              0.50%             50.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             34.9%
12/31/2012                        1.01                 0                 0              0.25%             18.0%
12/31/2011                        0.86                 0                 0              0.25%             -0.6%
12/31/2010                        0.86                 0                 0              0.25%             13.7%
12/31/2009                        0.76                 0                 0              0.25%             50.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                10   $            15              0.00%             35.2%
12/31/2012                        1.08                 0                 0              0.00%             18.3%
12/31/2011                        0.91                 0                 0              0.00%             -0.3%
12/31/2010                        0.92                 0                 0              0.00%             14.0%
12/31/2009                        0.80                 0                 0              0.00%             51.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               1.2%
                2011               0.1%
                2010               0.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,796,901   $     6,968,351           259,875
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (302,102)
                                                       ---------------
Net assets                                             $     7,494,799
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,494,799         4,769,796   $          1.57
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.69
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $     7,494,799         4,769,796
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (86,782)
                                                                                           ---------------
Net investment income (loss)                                                                       (86,782)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           204,227
Realized gain distributions                                                                      1,300,913
Net change in unrealized appreciation (depreciation)                                               497,191
                                                                                           ---------------
Net gain (loss)                                                                                  2,002,331
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,915,549
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (86,782)  $            (82,841)
Net realized gain (loss)                                                     204,227                382,391
Realized gain distributions                                                1,300,913                666,459
Net change in unrealized appreciation (depreciation)                         497,191               (322,212)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,915,549                643,797
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     574,397                587,174
Cost of units redeemed                                                    (1,052,874)            (1,057,039)
Account charges                                                                 (794)                (6,396)
                                                                --------------------   --------------------
Increase (decrease)                                                         (479,271)              (476,261)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,436,278                167,536
Net assets, beginning                                                      6,058,521              5,890,985
                                                                --------------------   --------------------
Net assets, ending                                              $          7,494,799   $          6,058,521
                                                                ====================   ====================

Units sold                                                                   687,162              1,685,925
Units redeemed                                                            (1,026,636)            (2,092,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (339,474)              (406,510)
Units outstanding, beginning                                               5,109,270              5,515,780
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,769,796              5,109,270
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          9,159,372
Cost of units redeemed/account charges                                                           (5,014,573)
Net investment income (loss)                                                                       (330,901)
Net realized gain (loss)                                                                            648,668
Realized gain distributions                                                                       2,203,683
Net change in unrealized appreciation (depreciation)                                                828,550
                                                                                       --------------------
Net assets                                                                             $          7,494,799
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57             4,770   $         7,495              1.25%             32.5%
12/31/2012                        1.19             5,109             6,059              1.25%             11.0%
12/31/2011                        1.07             5,516             5,891              1.25%             -4.1%
12/31/2010                        1.11             4,811             5,358              1.25%             24.1%
12/31/2009                        0.90             4,103             3,683              1.25%             41.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             32.8%
12/31/2012                        1.20                 0                 0              1.00%             11.3%
12/31/2011                        1.08                 0                 0              1.00%             -3.9%
12/31/2010                        1.13                 0                 0              1.00%             24.4%
12/31/2009                        0.90                 0                 0              1.00%             42.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%             33.2%
12/31/2012                        1.22                 0                 0              0.75%             11.6%
12/31/2011                        1.10                 0                 0              0.75%             -3.6%
12/31/2010                        1.14                 0                 0              0.75%             24.7%
12/31/2009                        0.91                 0                 0              0.75%             42.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             33.5%
12/31/2012                        1.24                 0                 0              0.50%             11.9%
12/31/2011                        1.11                 0                 0              0.50%             -3.4%
12/31/2010                        1.15                 0                 0              0.50%             25.0%
12/31/2009                        0.92                 0                 0              0.50%             43.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.25%             33.8%
12/31/2012                        1.26                 0                 0              0.25%             12.1%
12/31/2011                        1.12                 0                 0              0.25%             -3.1%
12/31/2010                        1.16                 0                 0              0.25%             25.3%
12/31/2009                        0.93                 0                 0              0.25%             43.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.00%             34.2%
12/31/2012                        1.28                 0                 0              0.00%             12.4%
12/31/2011                        1.14                 0                 0              0.00%             -2.9%
12/31/2010                        1.17                 0                 0              0.00%             25.6%
12/31/2009                        0.93                 0                 0              0.00%             43.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER CAPITAL APPRECIATION INSTITUTIONAL I CLASS - 015570401

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,467,092   $     6,124,510           279,633
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (34,444)
                                                       ---------------
Net assets                                             $     7,432,648
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,432,648         3,917,516   $          1.90
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.04
Band 0                                                              --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $     7,432,648         3,917,516
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,120
Mortality & expense charges                                                                        (85,006)
                                                                                           ---------------
Net investment income (loss)                                                                       (82,886)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           506,630
Realized gain distributions                                                                        849,543
Net change in unrealized appreciation (depreciation)                                               710,850
                                                                                           ---------------
Net gain (loss)                                                                                  2,067,023
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,984,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (82,886)  $            (31,632)
Net realized gain (loss)                                                     506,630                151,962
Realized gain distributions                                                  849,543                251,291
Net change in unrealized appreciation (depreciation)                         710,850                582,245
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,984,137                953,866
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     101,077              1,994,621
Cost of units redeemed                                                    (1,380,995)            (1,503,496)
Account charges                                                                 (553)                  (423)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,280,471)               490,702
                                                                --------------------   --------------------
Net increase (decrease)                                                      703,666              1,444,568
Net assets, beginning                                                      6,728,982              5,284,414
                                                                --------------------   --------------------
Net assets, ending                                              $          7,432,648   $          6,728,982
                                                                ====================   ====================

Units sold                                                                   873,575              1,492,589
Units redeemed                                                            (1,677,850)            (1,096,105)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (804,275)               396,484
Units outstanding, beginning                                               4,721,791              4,325,307
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,917,516              4,721,791
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,960,804
Cost of units redeemed/account charges                                                           (3,747,893)
Net investment income (loss)                                                                       (193,306)
Net realized gain (loss)                                                                            797,800
Realized gain distributions                                                                       1,272,661
Net change in unrealized appreciation (depreciation)                                              1,342,582
                                                                                       --------------------
Net assets                                                                             $          7,432,648
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90             3,918   $         7,433              1.25%             33.1%
12/31/2012                        1.43             4,722             6,729              1.25%             16.6%
12/31/2011                        1.22             4,325             5,284              1.25%             -2.3%
12/31/2010                        1.25             3,000             3,750              1.25%             12.1%
12/31/2009                        1.12             1,080             1,205              1.25%             47.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              1.00%             33.5%
12/31/2012                        1.45                 0                 0              1.00%             16.9%
12/31/2011                        1.24                 0                 0              1.00%             -2.0%
12/31/2010                        1.26                 0                 0              1.00%             12.4%
12/31/2009                        1.12                 0                 0              1.00%             47.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.75%             33.8%
12/31/2012                        1.47                 0                 0              0.75%             17.2%
12/31/2011                        1.25                 0                 0              0.75%             -1.8%
12/31/2010                        1.28                 0                 0              0.75%             12.6%
12/31/2009                        1.13                 0                 0              0.75%             48.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.50%             34.1%
12/31/2012                        1.49                 0                 0              0.50%             17.5%
12/31/2011                        1.27                 0                 0              0.50%             -1.5%
12/31/2010                        1.29                 0                 0              0.50%             12.9%
12/31/2009                        1.14                 0                 0              0.50%             48.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                 0   $             0              0.25%             34.5%
12/31/2012                        1.52                 0                 0              0.25%             17.8%
12/31/2011                        1.29                 0                 0              0.25%             -1.3%
12/31/2010                        1.30                 0                 0              0.25%             13.2%
12/31/2009                        1.15                 0                 0              0.25%             48.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.00%             34.8%
12/31/2012                        1.54                 0                 0              0.00%             18.1%
12/31/2011                        1.30                 0                 0              0.00%             -1.0%
12/31/2010                        1.32                 0                 0              0.00%             13.5%
12/31/2009                        1.16                 0                 0              0.00%             49.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.8%
                2011               0.0%
                2010               0.0%
                2009               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       354,710   $       344,413            13,223
                                                                         ===============   ===============
Receivables: investments sold                                       73
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       354,783
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       354,783           233,935   $          1.52
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $       354,783           233,935
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,942)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,942)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,313
Realized gain distributions                                                                         62,064
Net change in unrealized appreciation (depreciation)                                                23,752
                                                                                           ---------------
Net gain (loss)                                                                                    112,129
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       107,187
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,942)  $             (6,866)
Net realized gain (loss)                                                      26,313                 14,868
Realized gain distributions                                                   62,064                 65,961
Net change in unrealized appreciation (depreciation)                          23,752                (20,586)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            107,187                 53,377
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      84,454                 33,531
Cost of units redeemed                                                      (405,281)               (44,907)
Account charges                                                                  (34)                  (123)
                                                                --------------------   --------------------
Increase (decrease)                                                         (320,861)               (11,499)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,674)                41,878
Net assets, beginning                                                        568,457                526,579
                                                                --------------------   --------------------
Net assets, ending                                              $            354,783   $            568,457
                                                                ====================   ====================

Units sold                                                                    64,713                 83,282
Units redeemed                                                              (325,059)               (94,730)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (260,346)               (11,448)
Units outstanding, beginning                                                 494,281                505,729
                                                                --------------------   --------------------
Units outstanding, ending                                                    233,935                494,281
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,259,792
Cost of units redeemed/account charges                                                           (1,167,289)
Net investment income (loss)                                                                        (34,889)
Net realized gain (loss)                                                                            135,817
Realized gain distributions                                                                         151,055
Net change in unrealized appreciation (depreciation)                                                 10,297
                                                                                       --------------------
Net assets                                                                             $            354,783
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52               234   $           355              1.25%             31.9%
12/31/2012                        1.15               494               568              1.25%             10.5%
12/31/2011                        1.04               506               527              1.25%             -4.6%
12/31/2010                        1.09               708               773              1.25%             23.5%
12/31/2009                        0.88               546               483              1.25%             41.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              1.00%             32.2%
12/31/2012                        1.17                 0                 0              1.00%             10.7%
12/31/2011                        1.05                 0                 0              1.00%             -4.3%
12/31/2010                        1.10                 0                 0              1.00%             23.8%
12/31/2009                        0.89                 0                 0              1.00%             41.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             32.5%
12/31/2012                        1.19                 0                 0              0.75%             11.0%
12/31/2011                        1.07                 0                 0              0.75%             -4.1%
12/31/2010                        1.11                 0                 0              0.75%             24.1%
12/31/2009                        0.90                 0                 0              0.75%             42.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.50%             32.9%
12/31/2012                        1.20                 0                 0              0.50%             11.3%
12/31/2011                        1.08                 0                 0              0.50%             -3.9%
12/31/2010                        1.13                 0                 0              0.50%             24.4%
12/31/2009                        0.91                 0                 0              0.50%             42.4%

                                                               BAND 25
                         ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             33.2%
12/31/2012                        1.22                 0                 0              0.25%             11.6%
12/31/2011                        1.10                 0                 0              0.25%             -3.6%
12/31/2010                        1.14                 0                 0              0.25%             24.7%
12/31/2009                        0.91                 0                 0              0.25%             42.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.00%             33.5%
12/31/2012                        1.24                 0                 0              0.00%             11.8%
12/31/2011                        1.11                 0                 0              0.00%             -3.4%
12/31/2010                        1.15                 0                 0              0.00%             25.0%
12/31/2009                        0.92                 0                 0              0.00%             43.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          ALGER CAPITAL APPRECIATION INSTITUTIONAL R CLASS - 015570872

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,510,047   $     9,958,606           462,694
                                                                         ===============   ===============
Receivables: investments sold                                    1,786
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,511,833
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,349,005         5,110,290   $          1.83
Band 100                                                            --                --              1.86
Band 75                                                             --                --              1.90
Band 50                                                        940,415           487,056              1.93
Band 25                                                             --                --              1.97
Band 0                                                       1,222,413           610,762              2.00
                                                       ---------------   ---------------
 Total                                                 $    11,511,833         6,208,108
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (109,733)
                                                                                           ---------------
Net investment income (loss)                                                                      (109,733)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           417,539
Realized gain distributions                                                                      1,386,260
Net change in unrealized appreciation (depreciation)                                             1,230,874
                                                                                           ---------------
Net gain (loss)                                                                                  3,034,673
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,924,940
                                                                                           ===============

                             STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (109,733)  $             13,357
Net realized gain (loss)                                                     417,539                 61,345
Realized gain distributions                                                1,386,260                315,930
Net change in unrealized appreciation (depreciation)                       1,230,874                338,104
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,924,940                728,736
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,457,959              5,586,740
Cost of units redeemed                                                    (2,421,711)            (1,546,458)
Account charges                                                               (3,907)                (2,839)
                                                                --------------------   --------------------
Increase (decrease)                                                           32,341              4,037,443
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,957,281              4,766,179
Net assets, beginning                                                      8,554,552              3,788,373
                                                                --------------------   --------------------
Net assets, ending                                              $         11,511,833   $          8,554,552
                                                                ====================   ====================

Units sold                                                                 1,883,920              5,225,689
Units redeemed                                                            (1,796,801)            (2,243,566)
                                                                --------------------   --------------------
Net increase (decrease)                                                       87,119              2,982,123
Units outstanding, beginning                                               6,120,989              3,138,866
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,208,108              6,120,989
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         12,826,982
Cost of units redeemed/account charges                                                           (5,195,662)
Net investment income (loss)                                                                       (152,464)
Net realized gain (loss)                                                                            633,804
Realized gain distributions                                                                       1,847,732
Net change in unrealized appreciation (depreciation)                                              1,551,441
                                                                                       --------------------
Net assets                                                                             $         11,511,833
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83             5,110   $         9,349              1.25%             32.5%
12/31/2012                        1.38             5,000             6,906              1.25%             16.1%
12/31/2011                        1.19             2,231             2,654              1.25%             -2.7%
12/31/2010                        1.22             1,543             1,888              1.25%             11.5%
12/31/2009                        1.10               787               863              1.25%             46.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              1.00%             32.8%
12/31/2012                        1.40                 0                 0              1.00%             16.4%
12/31/2011                        1.21                 0                 0              1.00%             -2.5%
12/31/2010                        1.24                 0                 0              1.00%             11.8%
12/31/2009                        1.11                 0                 0              1.00%             46.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                 0   $             0              0.75%             33.1%
12/31/2012                        1.42                 0                 0              0.75%             16.7%
12/31/2011                        1.22                 0                 0              0.75%             -2.3%
12/31/2010                        1.25                 0                 0              0.75%             12.1%
12/31/2009                        1.11                 0                 0              0.75%             47.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93               487   $           940              0.50%             33.4%
12/31/2012                        1.45               536               775              0.50%             17.0%
12/31/2011                        1.24               567               701              0.50%             -2.0%
12/31/2010                        1.26                 0                 0              0.50%             12.4%
12/31/2009                        1.12                 0                 0              0.50%             47.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.25%             33.8%
12/31/2012                        1.47                 0                 0              0.25%             17.3%
12/31/2011                        1.25                 0                 0              0.25%             -1.8%
12/31/2010                        1.28                 0                 0              0.25%             12.6%
12/31/2009                        1.13                 0                 0              0.25%             47.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00               611   $         1,222              0.00%             34.1%
12/31/2012                        1.49               585               873              0.00%             17.6%
12/31/2011                        1.27               341               433              0.00%             -1.5%
12/31/2010                        1.29                82               106              0.00%             12.9%
12/31/2009                        1.14                 0                 0              0.00%             48.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               1.2%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  ALGER LARGE CAP GROWTH I-2 CLASS - 015544505

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,437,485   $    20,580,729           580,383
                                                                         ===============   ===============
Receivables: investments sold                                    4,804
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,442,289
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    36,442,289         9,499,451   $          3.84
Band 100                                                            --                --              3.94
Band 75                                                             --                --              4.04
Band 50                                                             --                --              4.14
Band 25                                                             --                --              4.25
Band 0                                                              --                --              4.85
                                                       ---------------   ---------------
 Total                                                 $    36,442,289         9,499,451
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       275,273
Mortality & expense charges                                                                       (453,351)
                                                                                           ---------------
Net investment income (loss)                                                                      (178,078)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         4,330,225
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             6,417,369
                                                                                           ---------------
Net gain (loss)                                                                                 10,747,594
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    10,569,516
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (178,078)  $            (34,917)
Net realized gain (loss)                                                   4,330,225              1,716,461
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       6,417,369              1,622,385
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         10,569,516              3,303,929
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,220,086              2,264,110
Cost of units redeemed                                                   (13,037,470)            (7,595,787)
Account charges                                                              (12,341)               (13,043)
                                                                --------------------   --------------------
Increase (decrease)                                                      (10,829,725)            (5,344,720)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (260,209)            (2,040,791)
Net assets, beginning                                                     36,702,498             38,743,289
                                                                --------------------   --------------------
Net assets, ending                                              $         36,442,289   $         36,702,498
                                                                ====================   ====================

Units sold                                                                   719,008                937,014
Units redeemed                                                            (3,982,629)            (2,791,519)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,263,621)            (1,854,505)
Units outstanding, beginning                                              12,763,072             14,617,577
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,499,451             12,763,072
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $        326,534,423
Cost of units redeemed/account charges                                                         (314,164,108)
Net investment income (loss)                                                                     12,058,719
Net realized gain (loss)                                                                        (14,175,299)
Realized gain distributions                                                                      10,331,798
Net change in unrealized appreciation (depreciation)                                             15,856,756
                                                                                       --------------------
Net assets                                                                             $         36,442,289
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.84             9,499   $        36,442              1.25%             33.4%
12/31/2012                        2.88            12,763            36,702              1.25%              8.5%
12/31/2011                        2.65            14,618            38,743              1.25%             -1.6%
12/31/2010                        2.69            16,476            44,371              1.25%             12.0%
12/31/2009                        2.40            17,861            42,954              1.25%             45.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.94                 0   $             0              1.00%             33.7%
12/31/2012                        2.94                 0                 0              1.00%              8.8%
12/31/2011                        2.71                 0                 0              1.00%             -1.3%
12/31/2010                        2.74                 0                 0              1.00%             12.3%
12/31/2009                        2.44                 0                 0              1.00%             46.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.04                 0   $             0              0.75%             34.1%
12/31/2012                        3.01                 0                 0              0.75%              9.0%
12/31/2011                        2.76                 0                 0              0.75%             -1.1%
12/31/2010                        2.79                 0                 0              0.75%             12.5%
12/31/2009                        2.48                 0                 0              0.75%             46.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.14                 0   $             0              0.50%             34.4%
12/31/2012                        3.08                 0                 0              0.50%              9.3%
12/31/2011                        2.82                 0                 0              0.50%             -0.8%
12/31/2010                        2.84                 0                 0              0.50%             12.8%
12/31/2009                        2.52                 0                 0              0.50%             46.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.25                 0   $             0              0.25%             34.7%
12/31/2012                        3.15                 0                 0              0.25%              9.6%
12/31/2011                        2.88                 0                 0              0.25%             -0.6%
12/31/2010                        2.90                 0                 0              0.25%             13.1%
12/31/2009                        2.56                 0                 0              0.25%             47.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.85                 0   $             0              0.00%             35.1%
12/31/2012                        3.59                 0                 0              0.00%              9.9%
12/31/2011                        3.27                 0                 0              0.00%             -0.3%
12/31/2010                        3.28                 0                 0              0.00%             13.4%
12/31/2009                        2.89                 0                 0              0.00%             47.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.2%
                2011               1.0%
                2010               0.7%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY R CLASS - 01879T359

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,167   $        14,298             1,359
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        15,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,171            14,415   $          1.05
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $        15,171            14,415
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           403
Mortality & expense charges                                                                           (203)
                                                                                           ---------------
Net investment income (loss)                                                                           200
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               582
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   583
                                                                                           ---------------
Net gain (loss)                                                                                      1,165
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,365
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                200   $                821
Net realized gain (loss)                                                         582                  8,431
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             583                 (1,615)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,365                  7,637
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,522                 14,305
Cost of units redeemed                                                        (5,852)              (138,661)
Account charges                                                                  (41)                   (88)
                                                                --------------------   --------------------
Increase (decrease)                                                             (371)              (124,444)
                                                                --------------------   --------------------
Net increase (decrease)                                                          994               (116,807)
Net assets, beginning                                                         14,177                130,984
                                                                --------------------   --------------------
Net assets, ending                                              $             15,171   $             14,177
                                                                ====================   ====================

Units sold                                                                     8,399                 15,409
Units redeemed                                                                (8,681)              (147,358)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (282)              (131,949)
Units outstanding, beginning                                                  14,697                146,646
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,415                 14,697
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            299,216
Cost of units redeemed/account charges                                                             (343,635)
Net investment income (loss)                                                                          5,935
Net realized gain (loss)                                                                             51,213
Realized gain distributions                                                                           1,573
Net change in unrealized appreciation (depreciation)                                                    869
                                                                                       --------------------
Net assets                                                                             $             15,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                14   $            15              1.25%              9.1%
12/31/2012                        0.96                15                14              1.25%              8.0%
12/31/2011                        0.89               147               131              1.25%             -3.0%
12/31/2010                        0.92               179               165              1.25%             10.4%
12/31/2009                        0.83               165               137              1.25%             27.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%              9.4%
12/31/2012                        0.98                 0                 0              1.00%              8.3%
12/31/2011                        0.90                 0                 0              1.00%             -2.8%
12/31/2010                        0.93                 0                 0              1.00%             10.7%
12/31/2009                        0.84                 0                 0              1.00%             27.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%              9.6%
12/31/2012                        0.99                 0                 0              0.75%              8.5%
12/31/2011                        0.91                 0                 0              0.75%             -2.5%
12/31/2010                        0.94                 0                 0              0.75%             11.0%
12/31/2009                        0.84                 0                 0              0.75%             28.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%              9.9%
12/31/2012                        1.00                 0                 0              0.50%              8.8%
12/31/2011                        0.92                 0                 0              0.50%             -2.3%
12/31/2010                        0.94                 0                 0              0.50%             11.3%
12/31/2009                        0.85                 0                 0              0.50%             28.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%             10.2%
12/31/2012                        1.02                 0                 0              0.25%              9.1%
12/31/2011                        0.93                 0                 0              0.25%             -2.0%
12/31/2010                        0.95                 0                 0              0.25%             11.5%
12/31/2009                        0.85                 0                 0              0.25%             28.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%             10.5%
12/31/2012                        1.03                 0                 0              0.00%              9.4%
12/31/2011                        0.94                 0                 0              0.00%             -1.8%
12/31/2010                        0.96                 0                 0              0.00%             11.8%
12/31/2009                        0.86                 0                 0              0.00%             29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.7%
                2012               2.8%
                2011               2.0%
                2010               2.7%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY R CLASS - 01879T326

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       249,056   $       214,226            21,674
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (21)
                                                       ---------------
Net assets                                             $       249,035
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       249,035           238,557   $          1.04
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       249,035           238,557
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,697
Mortality & expense charges                                                                         (2,988)
                                                                                           ---------------
Net investment income (loss)                                                                         2,709
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,031
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,528
                                                                                           ---------------
Net gain (loss)                                                                                     25,559
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        28,268
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,709   $              3,141
Net realized gain (loss)                                                      15,031                 16,454
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,528                 17,579
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,268                 37,174
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,579                 52,855
Cost of units redeemed                                                      (125,006)              (223,532)
Account charges                                                                 (331)                  (595)
                                                                --------------------   --------------------
Increase (decrease)                                                          (97,758)              (171,272)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,490)              (134,098)
Net assets, beginning                                                        318,525                452,623
                                                                --------------------   --------------------
Net assets, ending                                              $            249,035   $            318,525
                                                                ====================   ====================

Units sold                                                                    28,029                 58,397
Units redeemed                                                              (130,123)              (245,887)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (102,094)              (187,490)
Units outstanding, beginning                                                 340,651                528,141
                                                                --------------------   --------------------
Units outstanding, ending                                                    238,557                340,651
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            851,595
Cost of units redeemed/account charges                                                             (796,853)
Net investment income (loss)                                                                         27,380
Net realized gain (loss)                                                                            124,136
Realized gain distributions                                                                           7,947
Net change in unrealized appreciation (depreciation)                                                 34,830
                                                                                       --------------------
Net assets                                                                             $            249,035
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04               239   $           249              1.25%             11.6%
12/31/2012                        0.94               341               319              1.25%              9.1%
12/31/2011                        0.86               528               453              1.25%             -4.2%
12/31/2010                        0.89               838               749              1.25%             10.8%
12/31/2009                        0.81               876               707              1.25%             28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             11.9%
12/31/2012                        0.95                 0                 0              1.00%              9.4%
12/31/2011                        0.87                 0                 0              1.00%             -3.9%
12/31/2010                        0.90                 0                 0              1.00%             11.1%
12/31/2009                        0.81                 0                 0              1.00%             29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             12.2%
12/31/2012                        0.96                 0                 0              0.75%              9.7%
12/31/2011                        0.87                 0                 0              0.75%             -3.7%
12/31/2010                        0.91                 0                 0              0.75%             11.4%
12/31/2009                        0.82                 0                 0              0.75%             29.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.50%             12.5%
12/31/2012                        0.97                 0                 0              0.50%              9.9%
12/31/2011                        0.88                 0                 0              0.50%             -3.4%
12/31/2010                        0.92                 0                 0              0.50%             11.7%
12/31/2009                        0.82                 0                 0              0.50%             29.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             12.8%
12/31/2012                        0.98                 0                 0              0.25%             10.2%
12/31/2011                        0.89                 0                 0              0.25%             -3.2%
12/31/2010                        0.92                 0                 0              0.25%             11.9%
12/31/2009                        0.82                 0                 0              0.25%             30.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             13.0%
12/31/2012                        1.00                 0                 0              0.00%             10.5%
12/31/2011                        0.90                 0                 0              0.00%             -3.0%
12/31/2010                        0.93                 0                 0              0.00%             12.2%
12/31/2009                        0.83                 0                 0              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               2.2%
                2011               1.5%
                2010               2.5%
                2009               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY R CLASS - 01879T284

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       521,065   $       445,508            45,275
                                                                         ===============   ===============
Receivables: investments sold                                       54
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       521,119
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       521,119           508,139   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $       521,119           508,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,030
Mortality & expense charges                                                                         (5,977)
                                                                                           ---------------
Net investment income (loss)                                                                         6,053
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,421
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                43,548
                                                                                           ---------------
Net gain (loss)                                                                                     58,969
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        65,022
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,053   $              2,501
Net realized gain (loss)                                                      15,421                 10,455
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          43,548                 40,918
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             65,022                 53,874
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      66,776                 85,634
Cost of units redeemed                                                      (152,711)              (253,003)
Account charges                                                                 (509)                  (765)
                                                                --------------------   --------------------
Increase (decrease)                                                          (86,444)              (168,134)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,422)              (114,260)
Net assets, beginning                                                        542,541                656,801
                                                                --------------------   --------------------
Net assets, ending                                              $            521,119   $            542,541
                                                                ====================   ====================

Units sold                                                                    73,677                 99,177
Units redeemed                                                              (168,352)              (295,806)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (94,675)              (196,629)
Units outstanding, beginning                                                 602,814                799,443
                                                                --------------------   --------------------
Units outstanding, ending                                                    508,139                602,814
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,428,483
Cost of units redeemed/account charges                                                           (1,233,885)
Net investment income (loss)                                                                         29,152
Net realized gain (loss)                                                                            219,501
Realized gain distributions                                                                           2,311
Net change in unrealized appreciation (depreciation)                                                 75,557
                                                                                       --------------------
Net assets                                                                             $            521,119
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03               508   $           521              1.25%             13.9%
12/31/2012                        0.90               603               543              1.25%              9.5%
12/31/2011                        0.82               799               657              1.25%             -5.5%
12/31/2010                        0.87             1,201             1,044              1.25%             11.3%
12/31/2009                        0.78               940               734              1.25%             30.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.00%             14.2%
12/31/2012                        0.91                 0                 0              1.00%              9.8%
12/31/2011                        0.83                 0                 0              1.00%             -5.2%
12/31/2010                        0.88                 0                 0              1.00%             11.6%
12/31/2009                        0.78                 0                 0              1.00%             30.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%             14.5%
12/31/2012                        0.92                 0                 0              0.75%             10.1%
12/31/2011                        0.84                 0                 0              0.75%             -5.0%
12/31/2010                        0.88                 0                 0              0.75%             11.9%
12/31/2009                        0.79                 0                 0              0.75%             30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%             14.8%
12/31/2012                        0.94                 0                 0              0.50%             10.4%
12/31/2011                        0.85                 0                 0              0.50%             -4.7%
12/31/2010                        0.89                 0                 0              0.50%             12.1%
12/31/2009                        0.79                 0                 0              0.50%             30.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.25%             15.1%
12/31/2012                        0.95                 0                 0              0.25%             10.7%
12/31/2011                        0.86                 0                 0              0.25%             -4.5%
12/31/2010                        0.90                 0                 0              0.25%             12.4%
12/31/2009                        0.80                 0                 0              0.25%             31.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%             15.4%
12/31/2012                        0.96                 0                 0              0.00%             10.9%
12/31/2011                        0.87                 0                 0              0.00%             -4.3%
12/31/2010                        0.90                 0                 0              0.00%             12.7%
12/31/2009                        0.80                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.3%
                2012               1.6%
                2011               1.4%
                2010               2.6%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY R CLASS - 01879T250

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       337,723   $       281,021            28,357
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       337,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       337,736           332,306   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       337,736           332,306
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,944
Mortality & expense charges                                                                         (4,187)
                                                                                           ---------------
Net investment income (loss)                                                                         3,757
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,536
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                13,385
                                                                                           ---------------
Net gain (loss)                                                                                     53,921
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        57,678
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,757   $              1,180
Net realized gain (loss)                                                      40,536                 15,217
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          13,385                 45,139
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             57,678                 61,536
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,968                100,611
Cost of units redeemed                                                      (341,734)              (349,527)
Account charges                                                                 (230)                  (428)
                                                                --------------------   --------------------
Increase (decrease)                                                         (300,996)              (249,344)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (243,318)              (187,808)
Net assets, beginning                                                        581,054                768,862
                                                                --------------------   --------------------
Net assets, ending                                              $            337,736   $            581,054
                                                                ====================   ====================

Units sold                                                                    43,885                121,267
Units redeemed                                                              (378,188)              (427,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (334,303)              (306,518)
Units outstanding, beginning                                                 666,609                973,127
                                                                --------------------   --------------------
Units outstanding, ending                                                    332,306                666,609
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,334,744
Cost of units redeemed/account charges                                                           (1,287,947)
Net investment income (loss)                                                                         20,538
Net realized gain (loss)                                                                            212,089
Realized gain distributions                                                                           1,610
Net change in unrealized appreciation (depreciation)                                                 56,702
                                                                                       --------------------
Net assets                                                                             $            337,736
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02               332   $           338              1.25%             16.6%
12/31/2012                        0.87               667               581              1.25%             10.3%
12/31/2011                        0.79               973               769              1.25%             -6.7%
12/31/2010                        0.85             1,223             1,036              1.25%             11.5%
12/31/2009                        0.76               731               556              1.25%             31.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%             16.9%
12/31/2012                        0.88                 0                 0              1.00%             10.6%
12/31/2011                        0.80                 0                 0              1.00%             -6.5%
12/31/2010                        0.85                 0                 0              1.00%             11.7%
12/31/2009                        0.76                 0                 0              1.00%             31.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.75%             17.2%
12/31/2012                        0.89                 0                 0              0.75%             10.9%
12/31/2011                        0.81                 0                 0              0.75%             -6.2%
12/31/2010                        0.86                 0                 0              0.75%             12.0%
12/31/2009                        0.77                 0                 0              0.75%             31.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%             17.5%
12/31/2012                        0.91                 0                 0              0.50%             11.2%
12/31/2011                        0.81                 0                 0              0.50%             -6.0%
12/31/2010                        0.87                 0                 0              0.50%             12.3%
12/31/2009                        0.77                 0                 0              0.50%             31.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             17.8%
12/31/2012                        0.92                 0                 0              0.25%             11.4%
12/31/2011                        0.82                 0                 0              0.25%             -5.8%
12/31/2010                        0.87                 0                 0              0.25%             12.6%
12/31/2009                        0.78                 0                 0              0.25%             32.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             18.1%
12/31/2012                        0.93                 0                 0              0.00%             11.7%
12/31/2011                        0.83                 0                 0              0.00%             -5.5%
12/31/2010                        0.88                 0                 0              0.00%             12.9%
12/31/2009                        0.78                 0                 0              0.00%             32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.7%
                2012               1.3%
                2011               1.3%
                2010               2.7%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY R CLASS - 01879T227

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       266,244   $       216,623            21,983
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (30)
                                                       ---------------
Net assets                                             $       266,214
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       266,214           262,280   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       266,214           262,280
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,362
Mortality & expense charges                                                                         (2,961)
                                                                                           ---------------
Net investment income (loss)                                                                         2,401
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,073
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                33,458
                                                                                           ---------------
Net gain (loss)                                                                                     39,531
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        41,932
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,401   $               (380)
Net realized gain (loss)                                                       6,073                 13,149
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          33,458                 19,542
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             41,932                 32,311
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,636                 61,645
Cost of units redeemed                                                       (17,870)              (253,126)
Account charges                                                                 (479)                  (878)
                                                                --------------------   --------------------
Increase (decrease)                                                             (713)              (192,359)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,219               (160,048)
Net assets, beginning                                                        224,995                385,043
                                                                --------------------   --------------------
Net assets, ending                                              $            266,214   $            224,995
                                                                ====================   ====================

Units sold                                                                    41,894                 75,428
Units redeemed                                                               (43,761)              (313,978)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,867)              (238,550)
Units outstanding, beginning                                                 264,147                502,697
                                                                --------------------   --------------------
Units outstanding, ending                                                    262,280                264,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            752,632
Cost of units redeemed/account charges                                                             (670,229)
Net investment income (loss)                                                                          9,015
Net realized gain (loss)                                                                            119,689
Realized gain distributions                                                                           5,486
Net change in unrealized appreciation (depreciation)                                                 49,621
                                                                                       --------------------
Net assets                                                                             $            266,214
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01               262   $           266              1.25%             19.2%
12/31/2012                        0.85               264               225              1.25%             11.2%
12/31/2011                        0.77               503               385              1.25%             -7.8%
12/31/2010                        0.83               787               654              1.25%             11.2%
12/31/2009                        0.75               730               546              1.25%             30.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%             19.5%
12/31/2012                        0.86                 0                 0              1.00%             11.5%
12/31/2011                        0.77                 0                 0              1.00%             -7.6%
12/31/2010                        0.84                 0                 0              1.00%             11.5%
12/31/2009                        0.75                 0                 0              1.00%             31.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.75%             19.8%
12/31/2012                        0.87                 0                 0              0.75%             11.8%
12/31/2011                        0.78                 0                 0              0.75%             -7.4%
12/31/2010                        0.84                 0                 0              0.75%             11.8%
12/31/2009                        0.76                 0                 0              0.75%             31.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%             20.1%
12/31/2012                        0.89                 0                 0              0.50%             12.0%
12/31/2011                        0.79                 0                 0              0.50%             -7.1%
12/31/2010                        0.85                 0                 0              0.50%             12.1%
12/31/2009                        0.76                 0                 0              0.50%             31.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             20.4%
12/31/2012                        0.90                 0                 0              0.25%             12.3%
12/31/2011                        0.80                 0                 0              0.25%             -6.9%
12/31/2010                        0.86                 0                 0              0.25%             12.3%
12/31/2009                        0.76                 0                 0              0.25%             32.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013              $         1.10                 0   $             0              0.00%             20.7%
12/31/2012                        0.91                 0                 0              0.00%             12.6%
12/31/2011                        0.81                 0                 0              0.00%             -6.7%
12/31/2010                        0.86                 0                 0              0.00%             12.6%
12/31/2009                        0.77                 0                 0              0.00%             32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               1.1%
                2011               1.0%
                2010               1.9%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY R CLASS - 01879T185

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       232,914   $       185,613            18,981
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (16)
                                                       ---------------
Net assets                                             $       232,898
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       232,898           231,548   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       232,898           231,548
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,929
Mortality & expense charges                                                                         (2,564)
                                                                                           ---------------
Net investment income (loss)                                                                         1,365
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,153
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                32,957
                                                                                           ---------------
Net gain (loss)                                                                                     38,110
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        39,475
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,365   $               (853)
Net realized gain (loss)                                                       5,153                 10,748
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          32,957                 22,152
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,475                 32,047
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,685                 48,467
Cost of units redeemed                                                       (38,739)              (193,932)
Account charges                                                                 (195)                  (565)
                                                                --------------------   --------------------
Increase (decrease)                                                           (8,249)              (146,030)
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,226               (113,983)
Net assets, beginning                                                        201,672                315,655
                                                                --------------------   --------------------
Net assets, ending                                              $            232,898   $            201,672
                                                                ====================   ====================

Units sold                                                                    33,547                 61,070
Units redeemed                                                               (44,431)              (242,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,884)              (180,947)
Units outstanding, beginning                                                 242,432                423,379
                                                                --------------------   --------------------
Units outstanding, ending                                                    231,548                242,432
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            616,890
Cost of units redeemed/account charges                                                             (527,259)
Net investment income (loss)                                                                          1,077
Net realized gain (loss)                                                                             93,018
Realized gain distributions                                                                           1,871
Net change in unrealized appreciation (depreciation)                                                 47,301
                                                                                       --------------------
Net assets                                                                             $            232,898
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01               232   $           233              1.25%             20.9%
12/31/2012                        0.83               242               202              1.25%             11.6%
12/31/2011                        0.75               423               316              1.25%             -8.5%
12/31/2010                        0.82               600               489              1.25%             11.0%
12/31/2009                        0.73               374               274              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%             21.2%
12/31/2012                        0.84                 0                 0              1.00%             11.9%
12/31/2011                        0.75                 0                 0              1.00%             -8.3%
12/31/2010                        0.82                 0                 0              1.00%             11.3%
12/31/2009                        0.74                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%             21.5%
12/31/2012                        0.85                 0                 0              0.75%             12.1%
12/31/2011                        0.76                 0                 0              0.75%             -8.1%
12/31/2010                        0.83                 0                 0              0.75%             11.6%
12/31/2009                        0.74                 0                 0              0.75%             30.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.50%             21.8%
12/31/2012                        0.86                 0                 0              0.50%             12.4%
12/31/2011                        0.77                 0                 0              0.50%             -7.9%
12/31/2010                        0.83                 0                 0              0.50%             11.9%
12/31/2009                        0.75                 0                 0              0.50%             30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%             22.1%
12/31/2012                        0.88                 0                 0              0.25%             12.7%
12/31/2011                        0.78                 0                 0              0.25%             -7.6%
12/31/2010                        0.84                 0                 0              0.25%             12.1%
12/31/2009                        0.75                 0                 0              0.25%             30.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.00%             22.4%
12/31/2012                        0.89                 0                 0              0.00%             13.0%
12/31/2011                        0.79                 0                 0              0.00%             -7.4%
12/31/2010                        0.85                 0                 0              0.00%             12.4%
12/31/2009                        0.75                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               0.9%
                2011               0.8%
                2010               1.8%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY R CLASS - 01879T151

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       131,282   $       101,920            10,304
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       131,285
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       131,285           128,794   $          1.02
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       131,285           128,794
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,834
Mortality & expense charges                                                                         (2,071)
                                                                                           ---------------
Net investment income (loss)                                                                          (237)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            70,315
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (31,294)
                                                                                           ---------------
Net gain (loss)                                                                                     39,021
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        38,784
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (237)  $             (2,787)
Net realized gain (loss)                                                      70,315                 58,281
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (31,294)                (1,576)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,784                 53,918
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,539                 74,480
Cost of units redeemed                                                      (284,002)              (344,000)
Account charges                                                                 (203)                  (550)
                                                                --------------------   --------------------
Increase (decrease)                                                         (269,666)              (270,070)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (230,882)              (216,152)
Net assets, beginning                                                        362,167                578,319
                                                                --------------------   --------------------
Net assets, ending                                              $            131,285   $            362,167
                                                                ====================   ====================

Units sold                                                                    33,594                 94,353
Units redeemed                                                              (339,299)              (437,255)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (305,705)              (342,902)
Units outstanding, beginning                                                 434,499                777,401
                                                                --------------------   --------------------
Units outstanding, ending                                                    128,794                434,499
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            632,685
Cost of units redeemed/account charges                                                             (694,293)
Net investment income (loss)                                                                         (4,189)
Net realized gain (loss)                                                                            164,367
Realized gain distributions                                                                           3,353
Net change in unrealized appreciation (depreciation)                                                 29,362
                                                                                       --------------------
Net assets                                                                             $            131,285
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02               129   $           131              1.25%             22.3%
12/31/2012                        0.83               434               362              1.25%             12.0%
12/31/2011                        0.74               777               578              1.25%             -9.1%
12/31/2010                        0.82               724               592              1.25%             11.0%
12/31/2009                        0.74               586               432              1.25%             29.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.00%             22.6%
12/31/2012                        0.84                 0                 0              1.00%             12.3%
12/31/2011                        0.75                 0                 0              1.00%             -8.8%
12/31/2010                        0.82                 0                 0              1.00%             11.3%
12/31/2009                        0.74                 0                 0              1.00%             29.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.75%             22.9%
12/31/2012                        0.86                 0                 0              0.75%             12.6%
12/31/2011                        0.76                 0                 0              0.75%             -8.6%
12/31/2010                        0.83                 0                 0              0.75%             11.6%
12/31/2009                        0.74                 0                 0              0.75%             30.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%             23.2%
12/31/2012                        0.87                 0                 0              0.50%             12.9%
12/31/2011                        0.77                 0                 0              0.50%             -8.4%
12/31/2010                        0.84                 0                 0              0.50%             11.9%
12/31/2009                        0.75                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             23.5%
12/31/2012                        0.88                 0                 0              0.25%             13.2%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.84                 0                 0              0.25%             12.1%
12/31/2009                        0.75                 0                 0              0.25%             30.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             23.8%
12/31/2012                        0.89                 0                 0              0.00%             13.5%
12/31/2011                        0.78                 0                 0              0.00%             -7.9%
12/31/2010                        0.85                 0                 0              0.00%             12.4%
12/31/2009                        0.76                 0                 0              0.00%             31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               0.7%
                2011               1.0%
                2010               1.5%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY R CLASS - 01879T128

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        40,558   $        33,027             3,236
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (40)
                                                       ---------------
Net assets                                             $        40,518
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,518            39,876   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $        40,518            39,876
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           481
Mortality & expense charges                                                                           (457)
                                                                                           ---------------
Net investment income (loss)                                                                            24
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,797
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,964
                                                                                           ---------------
Net gain (loss)                                                                                      8,761
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,785
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 24   $               (358)
Net realized gain (loss)                                                       4,797                  1,062
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,964                 11,028
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,785                 11,732
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,425                 14,778
Cost of units redeemed                                                       (53,149)               (52,624)
Account charges                                                                 (159)                  (441)
                                                                --------------------   --------------------
Increase (decrease)                                                          (42,883)               (38,287)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,098)               (26,555)
Net assets, beginning                                                         74,616                101,171
                                                                --------------------   --------------------
Net assets, ending                                              $             40,518   $             74,616
                                                                ====================   ====================

Units sold                                                                    11,397                 18,794
Units redeemed                                                               (61,661)               (66,289)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (50,264)               (47,495)
Units outstanding, beginning                                                  90,140                137,635
                                                                --------------------   --------------------
Units outstanding, ending                                                     39,876                 90,140
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            216,715
Cost of units redeemed/account charges                                                             (210,336)
Net investment income (loss)                                                                           (534)
Net realized gain (loss)                                                                             26,529
Realized gain distributions                                                                             613
Net change in unrealized appreciation (depreciation)                                                  7,531
                                                                                       --------------------
Net assets                                                                             $             40,518
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                40   $            41              1.25%             22.7%
12/31/2012                        0.83                90                75              1.25%             12.6%
12/31/2011                        0.74               138               101              1.25%             -9.4%
12/31/2010                        0.81               172               140              1.25%             10.7%
12/31/2009                        0.73                93                68              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%             23.1%
12/31/2012                        0.84                 0                 0              1.00%             12.9%
12/31/2011                        0.74                 0                 0              1.00%             -9.2%
12/31/2010                        0.82                 0                 0              1.00%             11.0%
12/31/2009                        0.74                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.75%             23.4%
12/31/2012                        0.85                 0                 0              0.75%             13.2%
12/31/2011                        0.75                 0                 0              0.75%             -8.9%
12/31/2010                        0.82                 0                 0              0.75%             11.3%
12/31/2009                        0.74                 0                 0              0.75%             30.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%             23.7%
12/31/2012                        0.86                 0                 0              0.50%             13.5%
12/31/2011                        0.76                 0                 0              0.50%             -8.7%
12/31/2010                        0.83                 0                 0              0.50%             11.6%
12/31/2009                        0.74                 0                 0              0.50%             30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             24.0%
12/31/2012                        0.87                 0                 0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -8.5%
12/31/2010                        0.84                 0                 0              0.25%             11.9%
12/31/2009                        0.75                 0                 0              0.25%             30.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             24.3%
12/31/2012                        0.88                 0                 0              0.00%             14.0%
12/31/2011                        0.77                 0                 0              0.00%             -8.3%
12/31/2010                        0.84                 0                 0              0.00%             12.1%
12/31/2009                        0.75                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               0.8%
                2011               0.9%
                2010               1.7%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY R CLASS - 01880E847

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        82,677   $        71,612             8,735
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (35)
                                                       ---------------
Net assets                                             $        82,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        82,642            78,658   $          1.05
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $        82,642            78,658
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           994
Mortality & expense charges                                                                           (872)
                                                                                           ---------------
Net investment income (loss)                                                                           122
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               734
Realized gain distributions                                                                          1,951
Net change in unrealized appreciation (depreciation)                                                12,178
                                                                                           ---------------
Net gain (loss)                                                                                     14,863
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,985
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                122   $               (333)
Net realized gain (loss)                                                         734                 (1,235)
Realized gain distributions                                                    1,951                  4,477
Net change in unrealized appreciation (depreciation)                          12,178                  7,845
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,985                 10,754
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,059                 24,527
Cost of units redeemed                                                       (22,530)               (61,280)
Account charges                                                                 (151)                  (338)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,622)               (37,091)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,363                (26,337)
Net assets, beginning                                                         74,279                100,616
                                                                --------------------   --------------------
Net assets, ending                                              $             82,642   $             74,279
                                                                ====================   ====================

Units sold                                                                    17,032                 30,081
Units redeemed                                                               (25,317)               (76,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,285)               (46,068)
Units outstanding, beginning                                                  86,943                133,011
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,658                 86,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            170,439
Cost of units redeemed/account charges                                                             (118,737)
Net investment income (loss)                                                                           (112)
Net realized gain (loss)                                                                             10,139
Realized gain distributions                                                                           9,848
Net change in unrealized appreciation (depreciation)                                                 11,065
                                                                                       --------------------
Net assets                                                                             $             82,642
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                79   $            83              1.25%             23.0%
12/31/2012                        0.85                87                74              1.25%             12.9%
12/31/2011                        0.76               133               101              1.25%             -9.5%
12/31/2010                        0.84               103                86              1.25%             10.7%
12/31/2009                        0.75                55                42              1.25%             31.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%             23.3%
12/31/2012                        0.87                 0                 0              1.00%             13.2%
12/31/2011                        0.76                 0                 0              1.00%             -9.3%
12/31/2010                        0.84                 0                 0              1.00%             11.0%
12/31/2009                        0.76                 0                 0              1.00%             32.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             23.6%
12/31/2012                        0.88                 0                 0              0.75%             13.5%
12/31/2011                        0.77                 0                 0              0.75%             -9.0%
12/31/2010                        0.85                 0                 0              0.75%             11.3%
12/31/2009                        0.76                 0                 0              0.75%             32.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             23.9%
12/31/2012                        0.89                 0                 0              0.50%             13.8%
12/31/2011                        0.78                 0                 0              0.50%             -8.8%
12/31/2010                        0.86                 0                 0              0.50%             11.5%
12/31/2009                        0.77                 0                 0              0.50%             32.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%             24.2%
12/31/2012                        0.90                 0                 0              0.25%             14.1%
12/31/2011                        0.79                 0                 0              0.25%             -8.6%
12/31/2010                        0.86                 0                 0              0.25%             11.8%
12/31/2009                        0.77                 0                 0              0.25%             33.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             24.5%
12/31/2012                        0.91                 0                 0              0.00%             14.4%
12/31/2011                        0.80                 0                 0              0.00%             -8.4%
12/31/2010                        0.87                 0                 0              0.00%             12.1%
12/31/2009                        0.78                 0                 0              0.00%             33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               0.8%
                2011               0.7%
                2010               2.1%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY R CLASS - 01880E763

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        35,086   $        28,233             3,660
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (21)
                                                       ---------------
Net assets                                             $        35,065
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,065            33,970   $          1.03
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $        35,065            33,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended december 31, 2013

Investment Income:
Dividend income                                                                            $           613
Mortality & expense charges                                                                           (406)
                                                                                           ---------------
Net investment income (loss)                                                                           207
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,674
Realized gain distributions                                                                            692
Net change in unrealized appreciation (depreciation)                                                 4,522
                                                                                           ---------------
Net gain (loss)                                                                                      6,888
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,095
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                207   $               (477)
Net realized gain (loss)                                                       1,674                    758
Realized gain distributions                                                      692                  1,080
Net change in unrealized appreciation (depreciation)                           4,522                  3,995
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,095                  5,356
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,958                  7,960
Cost of units redeemed                                                       (15,282)               (11,691)
Account charges                                                                  (86)                   (62)
                                                                --------------------   --------------------
Increase (decrease)                                                          (13,410)                (3,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,315)                 1,563
Net assets, beginning                                                         41,380                 39,817
                                                                --------------------   --------------------
Net assets, ending                                              $             35,065   $             41,380
                                                                ====================   ====================

Units sold                                                                     2,117                  9,967
Units redeemed                                                               (17,459)               (14,210)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,342)                (4,243)
Units outstanding, beginning                                                  49,312                 53,555
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,970                 49,312
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             58,917
Cost of units redeemed/account charges                                                              (43,971)
Net investment income (loss)                                                                             12
Net realized gain (loss)                                                                             10,516
Realized gain distributions                                                                           2,738
Net change in unrealized appreciation (depreciation)                                                  6,853
                                                                                       --------------------
Net assets                                                                             $             35,065
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                34   $            35              1.25%             23.0%
12/31/2012                        0.84                49                41              1.25%             12.9%
12/31/2011                        0.74                54                40              1.25%             -9.7%
12/31/2010                        0.82                54                45              1.25%             10.8%
12/31/2009                        0.74                45                33              1.25%             29.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              1.00%             23.3%
12/31/2012                        0.85                 0                 0              1.00%             13.2%
12/31/2011                        0.75                 0                 0              1.00%             -9.5%
12/31/2010                        0.83                 0                 0              1.00%             11.1%
12/31/2009                        0.75                 0                 0              1.00%             29.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%             23.6%
12/31/2012                        0.86                 0                 0              0.75%             13.4%
12/31/2011                        0.76                 0                 0              0.75%             -9.2%
12/31/2010                        0.84                 0                 0              0.75%             11.4%
12/31/2009                        0.75                 0                 0              0.75%             30.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.50%             23.9%
12/31/2012                        0.87                 0                 0              0.50%             13.7%
12/31/2011                        0.77                 0                 0              0.50%             -9.0%
12/31/2010                        0.84                 0                 0              0.50%             11.7%
12/31/2009                        0.75                 0                 0              0.50%             30.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%             24.2%
12/31/2012                        0.88                 0                 0              0.25%             14.0%
12/31/2011                        0.77                 0                 0              0.25%             -8.8%
12/31/2010                        0.85                 0                 0              0.25%             11.9%
12/31/2009                        0.76                 0                 0              0.25%             30.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%             24.6%
12/31/2012                        0.89                 0                 0              0.00%             14.3%
12/31/2011                        0.78                 0                 0              0.00%             -8.6%
12/31/2010                        0.86                 0                 0              0.00%             12.2%
12/31/2009                        0.76                 0                 0              0.00%             31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               0.0%
                2011               0.3%
                2010               1.9%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ALLIANCEBERNSTEIN HIGH INCOME ADVISOR CLASS - 01859M408

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,155,833   $     2,165,365           231,789
                                                                         ===============   ===============
Receivables: investments sold                                   20,673
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,176,506
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,176,506         2,089,742   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $     2,176,506         2,089,742
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,482
Mortality & expense charges                                                                         (1,600)
                                                                                           ---------------
Net investment income (loss)                                                                        11,882
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (4)
Realized gain distributions                                                                          4,773
Net change in unrealized appreciation (depreciation)                                                (9,532)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,763)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,119
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,882   $                 --
Net realized gain (loss)                                                          (4)                    --
Realized gain distributions                                                    4,773                     --
Net change in unrealized appreciation (depreciation)                          (9,532)                    --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,119                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,276,197                     --
Cost of units redeemed                                                    (2,104,144)                    --
Account charges                                                               (2,666)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,169,387                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,176,506                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,176,506   $                 --
                                                                ====================   ====================

Units sold                                                                 4,118,235                     --
Units redeemed                                                            (2,028,493)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,089,742                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,089,742                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          4,276,197
Cost of units redeemed/account charges                                                           (2,106,810)
Net investment income (loss)                                                                         11,882
Net realized gain (loss)                                                                                 (4)
Realized gain distributions                                                                           4,773
Net change in unrealized appreciation (depreciation)                                                 (9,532)
                                                                                       --------------------
Net assets                                                                             $          2,176,506
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04             2,090   $         2,177              1.25%              4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%              4.4

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.00%              4.8

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND R CLASS - 01879K408

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $       818,818   $       653,790            44,670
                                                                         ===============   ===============
Receivables: investments sold                                      445
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       819,263
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       817,207           506,963   $          1.61
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.68
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.76
Band 0                                                           2,056             1,145              1.80
                                                       ---------------   ---------------
 Total                                                 $       819,263           508,108
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,269)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,269)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,341
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               137,019
                                                                                           ---------------
Net gain (loss)                                                                                    140,360
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       134,091
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,269)  $             (3,058)
Net realized gain (loss)                                                       3,341                  5,815
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         137,019                 26,470
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            134,091                 29,227
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     408,777                335,489
Cost of units redeemed                                                       (11,717)              (162,996)
Account charges                                                                 (503)                   (72)
                                                                --------------------   --------------------
Increase (decrease)                                                          396,557                172,421
                                                                --------------------   --------------------
Net increase (decrease)                                                      530,648                201,648
Net assets, beginning                                                        288,615                 86,967
                                                                --------------------   --------------------
Net assets, ending                                              $            819,263   $            288,615
                                                                ====================   ====================

Units sold                                                                   281,388                299,439
Units redeemed                                                                (8,501)              (144,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                      272,887                154,498
Units outstanding, beginning                                                 235,221                 80,723
                                                                --------------------   --------------------
Units outstanding, ending                                                    508,108                235,221
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            913,866
Cost of units redeemed/account charges                                                             (250,139)
Net investment income (loss)                                                                        (11,308)
Net realized gain (loss)                                                                             (5,485)
Realized gain distributions                                                                           7,301
Net change in unrealized appreciation (depreciation)                                                165,028
                                                                                       --------------------
Net assets                                                                             $            819,263
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61               507   $           817              1.25%             31.4%
12/31/2012                        1.23               234               287              1.25%             14.0%
12/31/2011                        1.08                80                86              1.25%              3.4%
12/31/2010                        1.04                48                50              1.25%             14.1%
12/31/2009                        0.91                38                34              1.25%             20.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              1.00%             31.8%
12/31/2012                        1.25                 0                 0              1.00%             14.3%
12/31/2011                        1.09                 0                 0              1.00%              3.7%
12/31/2010                        1.05                 0                 0              1.00%             14.4%
12/31/2009                        0.92                 0                 0              1.00%             21.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.75%             32.1%
12/31/2012                        1.27                 0                 0              0.75%             14.5%
12/31/2011                        1.11                 0                 0              0.75%              4.0%
12/31/2010                        1.07                 0                 0              0.75%             14.6%
12/31/2009                        0.93                 0                 0              0.75%             21.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.50%             32.4%
12/31/2012                        1.30                 0                 0              0.50%             14.8%
12/31/2011                        1.13                 0                 0              0.50%              4.2%
12/31/2010                        1.09                 0                 0              0.50%             14.9%
12/31/2009                        0.94                 0                 0              0.50%             21.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.25%             32.8%
12/31/2012                        1.32                 0                 0              0.25%             15.1%
12/31/2011                        1.15                 0                 0              0.25%              4.5%
12/31/2010                        1.10                 0                 0              0.25%             15.2%
12/31/2009                        0.96                 0                 0              0.25%             22.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 1   $             2              0.00%             33.1%
12/31/2012                        1.35                 1                 2              0.00%             15.4%
12/31/2011                        1.17                 1                 1              0.00%              4.7%
12/31/2010                        1.12                 1                 1              0.00%             15.5%
12/31/2009                        0.97                 0                 0              0.00%             22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $       739,201   $       630,354            45,637
                                                                         ===============   ===============
Receivables: investments sold                                      130
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       739,331
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       107,076            79,354   $          1.35
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.41
Band 50                                                        632,255           439,242              1.44
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       739,331           518,596
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,337
Mortality & expense charges                                                                         (4,459)
                                                                                           ---------------
Net investment income (loss)                                                                         1,878
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,738
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                70,785
                                                                                           ---------------
Net gain (loss)                                                                                     84,523
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        86,401
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,878   $               (727)
Net realized gain (loss)                                                      13,738                    669
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          70,785                 90,358
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             86,401                 90,300
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      77,101                 79,601
Cost of units redeemed                                                      (104,458)              (184,646)
Account charges                                                                 (109)                   (88)
                                                                --------------------   --------------------
Increase (decrease)                                                          (27,466)              (105,133)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,935                (14,833)
Net assets, beginning                                                        680,396                695,229
                                                                --------------------   --------------------
Net assets, ending                                              $            739,331   $            680,396
                                                                ====================   ====================

Units sold                                                                    58,911                 73,412
Units redeemed                                                               (76,382)              (164,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,471)               (90,907)
Units outstanding, beginning                                                 536,067                626,974
                                                                --------------------   --------------------
Units outstanding, ending                                                    518,596                536,067
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,697,491
Cost of units redeemed/account charges                                                           (6,023,405)
Net investment income (loss)                                                                         55,736
Net realized gain (loss)                                                                         (2,709,472)
Realized gain distributions                                                                         610,134
Net change in unrealized appreciation (depreciation)                                                108,847
                                                                                       --------------------
Net assets                                                                             $            739,331
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                79   $           107              1.25%             11.6%
12/31/2012                        1.21                80                96              1.25%             13.7%
12/31/2011                        1.06                91                97              1.25%            -17.8%
12/31/2010                        1.29               392               507              1.25%             10.8%
12/31/2009                        1.17             1,382             1,613              1.25%             38.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             11.9%
12/31/2012                        1.23                 0                 0              1.00%             14.0%
12/31/2011                        1.08                 0                 0              1.00%            -17.6%
12/31/2010                        1.31                 0                 0              1.00%             11.0%
12/31/2009                        1.18                 0                 0              1.00%             38.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             12.2%
12/31/2012                        1.26                 0                 0              0.75%             14.3%
12/31/2011                        1.10                 0                 0              0.75%            -17.4%
12/31/2010                        1.33                 0                 0              0.75%             11.3%
12/31/2009                        1.19                 0                 0              0.75%             38.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               439   $           632              0.50%             12.5%
12/31/2012                        1.28               456               584              0.50%             14.6%
12/31/2011                        1.12               536               598              0.50%            -17.2%
12/31/2010                        1.35               474               640              0.50%             11.6%
12/31/2009                        1.21               460               556              0.50%             39.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%             12.8%
12/31/2012                        1.30                 0                 0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%            -17.0%
12/31/2010                        1.37                 0                 0              0.25%             11.9%
12/31/2009                        1.22                 0                 0              0.25%             39.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.00%             13.0%
12/31/2012                        1.33                 0                 0              0.00%             15.2%
12/31/2011                        1.15                 0                 0              0.00%            -16.8%
12/31/2010                        1.39                 0                 0              0.00%             12.2%
12/31/2009                        1.24                 0                 0              0.00%             39.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               0.5%
                2011               0.4%
                2010               1.9%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND R CLASS - 01877E602

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,364,790   $     2,774,859            66,421
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,205)
                                                       ---------------
Net assets                                             $     3,359,585
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,077,425         1,275,819   $          2.41
Band 100                                                         6,810             2,763              2.46
Band 75                                                             --                --              2.52
Band 50                                                             --                --              2.57
Band 25                                                             --                --              2.63
Band 0                                                         275,350           102,496              2.69
                                                       ---------------   ---------------
 Total                                                 $     3,359,585         1,381,078
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (33,625)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,625)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           510,431
Realized gain distributions                                                                        203,866
Net change in unrealized appreciation (depreciation)                                               383,720
                                                                                           ---------------
Net gain (loss)                                                                                  1,098,017
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,064,392
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,625)  $            (17,332)
Net realized gain (loss)                                                     510,431                 74,527
Realized gain distributions                                                  203,866                 63,015
Net change in unrealized appreciation (depreciation)                         383,720                 10,852
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,064,392                131,062
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,946,494              1,121,940
Cost of units redeemed                                                    (2,573,569)              (305,612)
Account charges                                                               (1,947)                  (155)
                                                                --------------------   --------------------
Increase (decrease)                                                          370,978                816,173
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,435,370                947,235
Net assets, beginning                                                      1,924,215                976,980
                                                                --------------------   --------------------
Net assets, ending                                              $          3,359,585   $          1,924,215
                                                                ====================   ====================

Units sold                                                                 1,664,529                732,100
Units redeemed                                                            (1,412,924)              (257,284)
                                                                --------------------   --------------------
Net increase (decrease)                                                      251,605                474,816
Units outstanding, beginning                                               1,129,473                654,657
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,381,078              1,129,473
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,227,936
Cost of units redeemed/account charges                                                           (3,384,752)
Net investment income (loss)                                                                        (71,003)
Net realized gain (loss)                                                                            723,459
Realized gain distributions                                                                         274,014
Net change in unrealized appreciation (depreciation)                                                589,931
                                                                                       --------------------
Net assets                                                                             $          3,359,585
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41             1,276   $         3,077              1.25%             43.0%
12/31/2012                        1.69             1,016             1,714              1.25%             13.2%
12/31/2011                        1.49               641               954              1.25%              2.6%
12/31/2010                        1.45               507               737              1.25%             35.2%
12/31/2009                        1.07               445               478              1.25%             40.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.46                 3   $             7              1.00%             43.4%
12/31/2012                        1.72                 0                 1              1.00%             13.5%
12/31/2011                        1.51                 0                 0              1.00%              2.8%
12/31/2010                        1.47                 0                 0              1.00%             35.5%
12/31/2009                        1.09                 0                 0              1.00%             40.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.52                 0   $             0              0.75%             43.7%
12/31/2012                        1.75                 0                 0              0.75%             13.8%
12/31/2011                        1.54                 0                 0              0.75%              3.1%
12/31/2010                        1.49                 0                 0              0.75%             35.9%
12/31/2009                        1.10                 0                 0              0.75%             40.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.57                 0   $             0              0.50%             44.1%
12/31/2012                        1.79                 0                 0              0.50%             14.1%
12/31/2011                        1.57                 0                 0              0.50%              3.3%
12/31/2010                        1.51                 0                 0              0.50%             36.2%
12/31/2009                        1.11                 0                 0              0.50%             41.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63                 0   $             0              0.25%             44.4%
12/31/2012                        1.82                 0                 0              0.25%             14.4%
12/31/2011                        1.59                 0                 0              0.25%              3.6%
12/31/2010                        1.54                 0                 0              0.25%             36.5%
12/31/2009                        1.12                 0                 0              0.25%             41.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69               102   $           275              0.00%             44.8%
12/31/2012                        1.86               113               210              0.00%             14.7%
12/31/2011                        1.62                14                23              0.00%              3.9%
12/31/2010                        1.56                11                16              0.00%             36.9%
12/31/2009                        1.14                 1                 1              0.00%             42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.5%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND R CLASS - 018636506

                             STATEMENT OF NET ASSETS
                                December 31, 2013


                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,159,007   $      1,854,750          248,403
                                                                         ===============   ===============
Receivables: investments sold                                  101,467
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,260,474
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,920,134           960,091   $          2.00
Band 100                                                       123,844            60,604              2.04
Band 75                                                             --                --              2.09
Band 50                                                         92,891            43,539              2.13
Band 25                                                             --                --              2.18
Band 0                                                         123,605            55,492              2.23
                                                       ---------------   ---------------
 Total                                                 $     2,260,474         1,119,726
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,544)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,544)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            91,964
Realized gain distributions                                                                        104,192
Net change in unrealized appreciation (depreciation)                                               136,981
                                                                                           ---------------
Net gain (loss)                                                                                    333,137
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       321,593
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,544)  $             (9,947)
Net realized gain (loss)                                                      91,964                 36,117
Realized gain distributions                                                  104,192                     --
Net change in unrealized appreciation (depreciation)                         136,981                 74,887
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            321,593                101,057
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,359,250                169,288
Cost of units redeemed                                                      (298,976)              (182,085)
Account charges                                                                 (357)                  (156)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,059,917                (12,953)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,381,510                 88,104
Net assets, beginning                                                        878,964                790,860
                                                                --------------------   --------------------
Net assets, ending                                              $          2,260,474   $            878,964
                                                                ====================   ====================

Units sold                                                                   700,648                121,055
Units redeemed                                                              (174,019)              (128,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                      526,629                 (7,738)
Units outstanding, beginning                                                 593,097                600,835
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,119,726                593,097
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,876,561
Cost of units redeemed/account charges                                                           (1,124,277)
Net investment income (loss)                                                                        (42,173)
Net realized gain (loss)                                                                             52,483
Realized gain distributions                                                                         193,623
Net change in unrealized appreciation (depreciation)                                                304,257
                                                                                       --------------------
Net assets                                                                             $          2,260,474
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00               960    $        1,920              1.25%             36.2%
12/31/2012                        1.47               461               677              1.25%             12.8%
12/31/2011                        1.30               438               570              1.25%              1.9%
12/31/2010                        1.28               240               307              1.25%             36.7%
12/31/2009                        0.93               161               150              1.25%             44.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                61   $           124              1.00%             36.5%
12/31/2012                        1.50                56                84              1.00%             13.1%
12/31/2011                        1.32                50                67              1.00%              2.2%
12/31/2010                        1.30                42                54              1.00%             37.1%
12/31/2009                        0.95                68                64              1.00%             45.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.75%             36.9%
12/31/2012                        1.53                 0                 0              0.75%             13.3%
12/31/2011                        1.35                 0                 0              0.75%              2.4%
12/31/2010                        1.31                 0                 0              0.75%             37.4%
12/31/2009                        0.96                 0                 0              0.75%             45.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                44   $            93              0.50%             37.2%
12/31/2012                        1.55                76               117              0.50%             13.6%
12/31/2011                        1.37               113               154              0.50%              2.7%
12/31/2010                        1.33               130               173              0.50%             37.8%
12/31/2009                        0.97               154               149              0.50%             45.7%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              0.25%             37.6%
12/31/2012                        1.58                 0                 0              0.25%             13.9%
12/31/2011                        1.39                 0                 0              0.25%              2.9%
12/31/2010                        1.35                 0                 0              0.25%             38.1%
12/31/2009                        0.98                 0                 0              0.25%             46.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                55   $           124              0.00%             37.9%
12/31/2012                        1.62                 0                 0              0.00%             14.2%
12/31/2011                        1.41                 0                 0              0.00%              3.2%
12/31/2010                        1.37                 0                 0              0.00%             38.5%
12/31/2009                        0.99                 0                 0              0.00%             46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                ALLIANCEBERNSTEIN VALUE FUND R CLASS - 018915504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $       176,428   $       154,129            13,634
                                                                         ===============   ===============
Receivables: investments sold                                      133
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       176,561
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       110,368            89,160   $          1.24
Band 100                                                        66,193            52,334              1.26
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $       176,561           141,494
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,488
Mortality & expense charges                                                                         (2,148)
                                                                                           ---------------
Net investment income (loss)                                                                          (660)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,460
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,250
                                                                                           ---------------
Net gain (loss)                                                                                     48,710
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        48,050
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (660)  $                216
Net realized gain (loss)                                                      42,460                  7,620
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,250                  6,836
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,050                 14,672
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     145,405                 60,716
Cost of units redeemed                                                      (138,824)               (62,874)
Account charges                                                                  (54)                   (53)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,527                 (2,211)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,577                 12,461
Net assets, beginning                                                        121,984                109,523
                                                                --------------------   --------------------
Net assets, ending                                              $            176,561   $            121,984
                                                                ====================   ====================

Units sold                                                                   131,003                 68,032
Units redeemed                                                              (119,866)               (70,001)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,137                 (1,969)
Units outstanding, beginning                                                 130,357                132,326
                                                                --------------------   --------------------
Units outstanding, ending                                                    141,494                130,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            488,312
Cost of units redeemed/account charges                                                             (327,030)
Net investment income (loss)                                                                          2,524
Net realized gain (loss)                                                                            (23,752)
Realized gain distributions                                                                          14,208
Net change in unrealized appreciation (depreciation)                                                 22,299
                                                                                       --------------------
Net assets                                                                             $            176,561
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                89   $           110              1.25%             33.5%
12/31/2012                        0.93                70                65              1.25%             13.0%
12/31/2011                        0.82                63                52              1.25%             -5.5%
12/31/2010                        0.87                63                54              1.25%              9.6%
12/31/2009                        0.79                61                48              1.25%             17.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                52   $            66              1.00%             33.8%
12/31/2012                        0.95                60                57              1.00%             13.3%
12/31/2011                        0.83                69                58              1.00%             -5.2%
12/31/2010                        0.88                62                54              1.00%              9.9%
12/31/2009                        0.80                54                43              1.00%             17.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             34.1%
12/31/2012                        0.96                 0                 0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -5.0%
12/31/2010                        0.89                 0                 0              0.75%             10.1%
12/31/2009                        0.81                 0                 0              0.75%             17.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             34.5%
12/31/2012                        0.98                 0                 0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.7%
12/31/2010                        0.91                 0                 0              0.50%             10.4%
12/31/2009                        0.82                 0                 0              0.50%             18.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             34.8%
12/31/2012                        1.00                 0                 0              0.25%             14.2%
12/31/2011                        0.88                 0                 0              0.25%             -4.5%
12/31/2010                        0.92                 0                 0              0.25%             10.7%
12/31/2009                        0.83                 0                 0              0.25%             18.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             35.1%
12/31/2012                        1.02                 0                 0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -4.3%
12/31/2010                        0.93                 0                 0              0.00%             11.0%
12/31/2009                        0.84                 0                 0              0.00%             18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.5%
                2011               1.1%
                2010               0.8%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ALLIANCEBERNSTEIN DISCOVERY VALUE FUND R CLASS - 018914507

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $     1,303,526   $     1,098,410            61,882
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (892)
                                                       ---------------
Net assets                                             $     1,302,634
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       901,549           460,046   $          1.96
Band 100                                                            --                --              2.00
Band 75                                                             --                --              2.05
Band 50                                                        401,085           191,857              2.09
Band 25                                                             --                --              2.14
Band 0                                                              --                --              2.18
                                                       ---------------   ---------------
 Total                                                 $     1,302,634           651,903
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,754)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,754)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           100,708
Realized gain distributions                                                                        113,472
Net change in unrealized appreciation (depreciation)                                               188,395
                                                                                           ---------------
Net gain (loss)                                                                                    402,575
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       388,821
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,754)  $             (9,810)
Net realized gain (loss)                                                     100,708                   (126)
Realized gain distributions                                                  113,472                 52,682
Net change in unrealized appreciation (depreciation)                         188,395                 124,558
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            388,821                167,304
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     250,423                203,214
Cost of units redeemed                                                      (459,628)              (251,164)
Account charges                                                                 (366)                  (387)
                                                                --------------------   --------------------
Increase (decrease)                                                         (209,571)               (48,337)
                                                                --------------------   --------------------
Net increase (decrease)                                                      179,250                118,967
Net assets, beginning                                                      1,123,384              1,004,417
                                                                --------------------   --------------------
Net assets, ending                                              $          1,302,634   $          1,123,384
                                                                ====================   ====================

Units sold                                                                   262,377                151,085
Units redeemed                                                              (373,400)              (183,683)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,023)               (32,598)
Units outstanding, beginning                                                 762,926                795,524
                                                                --------------------   --------------------
Units outstanding, ending                                                    651,903                762,926
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,311,445
Cost of units redeemed/account charges                                                           (1,537,647)
Net investment income (loss)                                                                        (46,126)
Net realized gain (loss)                                                                            117,795
Realized gain distributions                                                                         252,051
Net change in unrealized appreciation (depreciation)                                                205,116
                                                                                       --------------------
Net assets                                                                             $          1,302,634
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96               460   $           902              1.25%             35.1%
12/31/2012                        1.45               568               823              1.25%             16.3%
12/31/2011                        1.25               601               750              1.25%             -9.8%
12/31/2010                        1.38               432               598              1.25%             24.6%
12/31/2009                        1.11               304               337              1.25%             39.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              1.00%             35.4%
12/31/2012                        1.48                 0                 0              1.00%             16.6%
12/31/2011                        1.27                 0                 0              1.00%             -9.5%
12/31/2010                        1.40                 0                 0              1.00%             24.9%
12/31/2009                        1.12                 0                 0              1.00%             40.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.75%             35.8%
12/31/2012                        1.51                 0                 0              0.75%             16.9%
12/31/2011                        1.29                 0                 0              0.75%             -9.3%
12/31/2010                        1.42                 0                 0              0.75%             25.2%
12/31/2009                        1.13                 0                 0              0.75%             40.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09               192   $           401              0.50%             36.1%
12/31/2012                        1.54               195               300              0.50%             17.2%
12/31/2011                        1.31               194               254              0.50%             -9.1%
12/31/2010                        1.44                36                51              0.50%             25.6%
12/31/2009                        1.15                 0                 0              0.50%             40.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.25%             36.4%
12/31/2012                        1.57                 0                 0              0.25%             17.5%
12/31/2011                        1.33                 0                 0              0.25%             -8.9%
12/31/2010                        1.46                 0                 0              0.25%             25.9%
12/31/2009                        1.16                 0                 0              0.25%             41.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              0.00%             36.8%
12/31/2012                        1.60                 0                 0              0.00%             17.8%
12/31/2011                        1.35                 0                 0              0.00%             -8.6%
12/31/2010                        1.48                 0                 0              0.00%             26.2%
12/31/2009                        1.17                 0                 0              0.00%             41.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANCEBERNSTEIN GLOBAL VALUE R CLASS - 018912501

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,961   $        57,011             6,391
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        68,964
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        68,964            62,171   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $        68,964            62,171
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           596
Mortality & expense charges                                                                           (681)
                                                                                           ---------------
Net investment income (loss)                                                                           (85)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,163
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,654
                                                                                           ---------------
Net gain (loss)                                                                                     13,817
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        13,732
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (85)  $               (215)
Net realized gain (loss)                                                       1,163                 11,230
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,654                 (2,789)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,732                  8,226
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,073                  1,963
Cost of units redeemed                                                        (7,369)               (59,682)
Account charges                                                                  (35)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                           11,669                (57,750)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,401                (49,524)
Net assets, beginning                                                         43,563                 93,087
                                                                --------------------   --------------------
Net assets, ending                                              $             68,964   $             43,563
                                                                ====================   ====================

Units sold                                                                    19,360                  2,446
Units redeemed                                                                (7,752)               (71,826)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,608                (69,380)
Units outstanding, beginning                                                  50,563                119,943
                                                                --------------------   --------------------
Units outstanding, ending                                                     62,171                 50,563
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,793,617
Cost of units redeemed/account charges                                                           (2,968,619)
Net investment income (loss)                                                                         (7,349)
Net realized gain (loss)                                                                           (957,617)
Realized gain distributions                                                                         196,982
Net change in unrealized appreciation (depreciation)                                                 11,950
                                                                                       --------------------
Net assets                                                                             $             68,964
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                62   $            69              1.25%             28.8%
12/31/2012                        0.86                51                44              1.25%             11.0%
12/31/2011                        0.78               120                93              1.25%            -17.2%
12/31/2010                        0.94               117               110              1.25%              6.6%
12/31/2009                        0.88               446               392              1.25%             31.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             29.1%
12/31/2012                        0.88                 0                 0              1.00%             11.3%
12/31/2011                        0.79                 0                 0              1.00%            -16.9%
12/31/2010                        0.95                 0                 0              1.00%              6.9%
12/31/2009                        0.89                 0                 0              1.00%             31.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.75%             29.4%
12/31/2012                        0.90                 0                 0              0.75%             11.6%
12/31/2011                        0.80                 0                 0              0.75%            -16.7%
12/31/2010                        0.96                 0                 0              0.75%              7.1%
12/31/2009                        0.90                 0                 0              0.75%             32.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%             29.7%
12/31/2012                        0.91                 0                 0              0.50%             11.9%
12/31/2011                        0.82                 0                 0              0.50%            -16.5%
12/31/2010                        0.98                 0                 0              0.50%              7.4%
12/31/2009                        0.91                 0                 0              0.50%             32.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.25%             30.0%
12/31/2012                        0.93                 0                 0              0.25%             12.1%
12/31/2011                        0.83                 0                 0              0.25%            -16.3%
12/31/2010                        0.99                 0                 0              0.25%              7.7%
12/31/2009                        0.92                 0                 0              0.25%             32.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.00%             30.4%
12/31/2012                        0.95                 0                 0              0.00%             12.4%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%
12/31/2010                        1.00                 0                 0              0.00%              7.9%
12/31/2009                        0.93                 0                 0              0.00%             33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               0.5%
                2011               2.9%
                2010               1.8%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ALLIANCEBERNSTEIN INTERNATIONAL VALUE R CLASS - 018913509

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       419,747   $       373,009            31,500
                                                                         ===============   ===============
Receivables: investments sold                                      149
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       419,896
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       419,896           394,237   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.19
                                                       ---------------    --------------
 Total                                                 $       419,896           394,237
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,988
Mortality & expense charges                                                                         (4,684)
                                                                                           ---------------
Net investment income (loss)                                                                        13,304
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               277
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                55,640
                                                                                           ---------------
Net gain (loss)                                                                                     55,917
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        69,221
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,304   $              5,437
Net realized gain (loss)                                                         277                 (7,509)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          55,640                 41,560
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             69,221                 39,488
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     124,146                 45,721
Cost of units redeemed                                                      (108,480)               (80,510)
Account charges                                                                 (289)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                           15,377                (34,837)
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,598                  4,651
Net assets, beginning                                                        335,298                330,647
                                                                --------------------   --------------------
Net assets, ending                                              $            419,896   $            335,298
                                                                ====================   ====================

Units sold                                                                   133,198                100,763
Units redeemed                                                              (117,793)              (142,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,405                (41,612)
Units outstanding, beginning                                                 378,832                420,444
                                                                --------------------   --------------------
Units outstanding, ending                                                    394,237                378,832
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,991,296
Cost of units redeemed/account charges                                                           (1,304,139)
Net investment income (loss)                                                                         33,263
Net realized gain (loss)                                                                           (408,563)
Realized gain distributions                                                                          61,301
Net change in unrealized appreciation (depreciation)                                                 46,738
                                                                                       --------------------
Net assets                                                                             $            419,896
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07               394   $           420              1.25%             20.3%
12/31/2012                        0.89               379               335              1.25%             12.5%
12/31/2011                        0.79               420               331              1.25%            -21.3%
12/31/2010                        1.00               652               651              1.25%              1.9%
12/31/2009                        0.98               651               639              1.25%             32.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%             20.6%
12/31/2012                        0.90                 0                 0              1.00%             12.8%
12/31/2011                        0.80                 0                 0              1.00%            -21.1%
12/31/2010                        1.01                 0                 0              1.00%              2.1%
12/31/2009                        0.99                 0                 0              1.00%             32.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%             20.9%
12/31/2012                        0.92                 0                 0              0.75%             13.1%
12/31/2011                        0.81                 0                 0              0.75%            -20.9%
12/31/2010                        1.03                 0                 0              0.75%              2.4%
12/31/2009                        1.00                 0                 0              0.75%             33.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%             21.2%
12/31/2012                        0.94                 0                 0              0.50%             13.4%
12/31/2011                        0.83                 0                 0              0.50%            -20.7%
12/31/2010                        1.04                 0                 0              0.50%              2.6%
12/31/2009                        1.02                 0                 0              0.50%             33.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%             21.5%
12/31/2012                        0.96                 0                 0              0.25%             13.7%
12/31/2011                        0.84                 0                 0              0.25%            -20.5%
12/31/2010                        1.06                 0                 0              0.25%              2.9%
12/31/2009                        1.03                 0                 0              0.25%             33.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.00%             21.9%
12/31/2012                        0.97                 0                 0              0.00%             14.0%
12/31/2011                        0.85                 0                 0              0.00%            -20.3%
12/31/2010                        1.07                 0                 0              0.00%              3.1%
12/31/2009                        1.04                 0                 0              0.00%             34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.8%
                2012               3.0%
                2011               2.9%
                2010               3.0%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANCEBERNSTEIN HIGH INCOME R CLASS - 01859M705

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,357   $         1,375               144
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,357
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $         1,357             1,307   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------    --------------
 Total                                                 $         1,357             1,307
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            15
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            14
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                              7
Net change in unrealized appreciation (depreciation)                                                   (18)
                                                                                           ---------------
Net gain (loss)                                                                                        (11)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             3
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 14   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                        7                     --
Net change in unrealized appreciation (depreciation)                             (18)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  3                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,356                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,354                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,357                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,357   $                 --
                                                                ====================   ====================

Units sold                                                                     1,309                     --
Units redeemed                                                                    (2)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,307                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,307                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              1,356
Cost of units redeemed/account charges                                                                   (2)
Net investment income (loss)                                                                             14
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                    (18)
                                                                                       --------------------
Net assets                                                                             $              1,357
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 1   $             1              1.25%              3.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.00%              4.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%              4.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%              4.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%              4.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY ADVISOR CLASS - 01879T763

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           391   $           366                35
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           391
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $           391               361   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------    --------------
 Total                                                 $           391               361
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            10
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             7
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    19
                                                                                           ---------------
Net gain (loss)                                                                                         19
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            26
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  7   $                  1
Net realized gain (loss)                                                          --                     71
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              19                     14
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 26                     86
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         162                    160
Cost of units redeemed                                                            --                 (1,306)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              162                 (1,146)
                                                                --------------------   --------------------
Net increase (decrease)                                                          188                 (1,060)
Net assets, beginning                                                            203                  1,263
                                                                --------------------   --------------------
Net assets, ending                                              $                391   $                203
                                                                ====================   ====================

Units sold                                                                       156                    171
Units redeemed                                                                    --                 (1,353)
                                                                --------------------   --------------------
Net increase (decrease)                                                          156                 (1,182)
Units outstanding, beginning                                                     205                  1,387
                                                                --------------------   --------------------
Units outstanding, ending                                                        361                    205
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,480,213
Cost of units redeemed/account charges                                                           (7,217,707)
Net investment income (loss)                                                                        257,705
Net realized gain (loss)                                                                           (643,133)
Realized gain distributions                                                                         123,288
Net change in unrealized appreciation (depreciation)                                                     25
                                                                                       --------------------
Net assets                                                                             $                391
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.25%              9.6%
12/31/2012                        0.99                 0                 0              1.25%              8.6%
12/31/2011                        0.91                 1                 1              1.25%             -2.6%
12/31/2010                        0.93                 0                 0              1.25%             11.0%
12/31/2009                        0.84               326               275              1.25%             28.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%              9.9%
12/31/2012                        1.00                 0                 0              1.00%              8.9%
12/31/2011                        0.92                 0                 0              1.00%             -2.4%
12/31/2010                        0.94                 0                 0              1.00%             11.3%
12/31/2009                        0.85                 0                 0              1.00%             28.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             10.2%
12/31/2012                        1.01                 0                 0              0.75%              9.2%
12/31/2011                        0.93                 0                 0              0.75%             -2.1%
12/31/2010                        0.95                 0                 0              0.75%             11.6%
12/31/2009                        0.85                 0                 0              0.75%             28.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%             10.4%
12/31/2012                        1.03                 0                 0              0.50%              9.4%
12/31/2011                        0.94                 0                 0              0.50%             -1.9%
12/31/2010                        0.96                 0                 0              0.50%             11.9%
12/31/2009                        0.86                 0                 0              0.50%             29.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%             10.7%
12/31/2012                        1.04                 0                 0              0.25%              9.7%
12/31/2011                        0.95                 0                 0              0.25%             -1.6%
12/31/2010                        0.96             3,537             3,411              0.25%             12.2%
12/31/2009                        0.86             3,902             3,356              0.25%             29.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%             11.0%
12/31/2012                        1.05                 0                 0              0.00%             10.0%
12/31/2011                        0.96                 0                 0              0.00%             -1.4%
12/31/2010                        0.97                 0                 0              0.00%             12.4%
12/31/2009                        0.86                 0                 0              0.00%             29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.4%
                2012               0.7%
                2011               0.0%
                2010               2.9%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY ADVISOR CLASS - 01879T722

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           400   $           367                34
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           400
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $           400               372   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------    --------------
 Total                                                 $           400               372
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            11
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    26
                                                                                           ---------------
Net gain (loss)                                                                                         26
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            34
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                  3
Net realized gain (loss)                                                          --                      9
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              26                     11
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 34                     23
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         161                    160
Cost of units redeemed                                                            --                   (162)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              161                     (2)
                                                                --------------------   --------------------
Net increase (decrease)                                                          195                     21
Net assets, beginning                                                            205                    184
                                                                --------------------   --------------------
Net assets, ending                                              $                400   $                205
                                                                ====================   ====================

Units sold                                                                       158                    178
Units redeemed                                                                    --                   (174)
                                                                --------------------   --------------------
Net increase (decrease)                                                          158                      4
Units outstanding, beginning                                                     214                    210
                                                                --------------------   --------------------
Units outstanding, ending                                                        372                    214
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,551,766
Cost of units redeemed/account charges                                                          (11,454,318)
Net investment income (loss)                                                                        495,044
Net realized gain (loss)                                                                           (780,836)
Realized gain distributions                                                                         188,711
Net change in unrealized appreciation (depreciation)                                                     33
                                                                                       --------------------
Net assets                                                                             $                400
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.25%             12.2%
12/31/2012                        0.96                 0                 0              1.25%              9.6%
12/31/2011                        0.88                 0                 0              1.25%             -3.6%
12/31/2010                        0.91                 3                 3              1.25%             11.5%
12/31/2009                        0.82               997               813              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%             12.5%
12/31/2012                        0.97                 0                 0              1.00%              9.8%
12/31/2011                        0.89                 0                 0              1.00%             -3.4%
12/31/2010                        0.92                 0                 0              1.00%             11.7%
12/31/2009                        0.82                 0                 0              1.00%             29.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%             12.7%
12/31/2012                        0.98                 0                 0              0.75%             10.1%
12/31/2011                        0.89                 0                 0              0.75%             -3.2%
12/31/2010                        0.92                 0                 0              0.75%             12.0%
12/31/2009                        0.82                 0                 0              0.75%             30.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%             13.0%
12/31/2012                        1.00                 0                 0              0.50%             10.4%
12/31/2011                        0.90                 0                 0              0.50%             -2.9%
12/31/2010                        0.93                 0                 0              0.50%             12.3%
12/31/2009                        0.83                 0                 0              0.50%             30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             13.3%
12/31/2012                        1.01                 0                 0              0.25%             10.7%
12/31/2011                        0.91                 0                 0              0.25%             -2.7%
12/31/2010                        0.94             8,669             8,131              0.25%             12.6%
12/31/2009                        0.83             8,405             7,003              0.25%             30.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%             13.6%
12/31/2012                        1.02                 0                 0              0.00%             11.0%
12/31/2011                        0.92                 0                 0              0.00%             -2.4%
12/31/2010                        0.95                 0                 0              0.00%             12.9%
12/31/2009                        0.84                 0                 0              0.00%             31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.6%
                2012               2.6%
                2011               0.0%
                2010               3.1%
                2009               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY ADVISOR CLASS - 01879T672

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,790   $        20,854             2,066
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (7)
                                                       ---------------
Net assets                                             $        23,783
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        23,783            22,510   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------    --------------
 Total                                                 $        23,783            22,510
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           688
Mortality & expense charges                                                                           (232)
                                                                                           ---------------
Net investment income (loss)                                                                           456
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                28
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,060
                                                                                           ---------------
Net gain (loss)                                                                                      2,088
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,544
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                456   $                183
Net realized gain (loss)                                                          28                     18
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,060                  1,057
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,544                  1,258
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,080                  3,026
Cost of units redeemed                                                            (2)                  (164)
Account charges                                                                  (30)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,048                  2,832
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,592                  4,090
Net assets, beginning                                                         15,191                 11,101
                                                                --------------------   --------------------
Net assets, ending                                              $             23,783   $             15,191
                                                                ====================   ====================

Units sold                                                                     6,071                  3,444
Units redeemed                                                                   (30)                  (216)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,041                  3,228
Units outstanding, beginning                                                  16,469                 13,241
                                                                --------------------   --------------------
Units outstanding, ending                                                     22,510                 16,469
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,829,930
Cost of units redeemed/account charges                                                           (8,558,779)
Net investment income (loss)                                                                        368,219
Net realized gain (loss)                                                                           (792,056)
Realized gain distributions                                                                         173,533
Net change in unrealized appreciation (depreciation)                                                  2,936
                                                                                       --------------------
Net assets                                                                             $             23,783
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                23   $            24              1.25%             14.5%
12/31/2012                        0.92                16                15              1.25%             10.0%
12/31/2011                        0.84                13                11              1.25%             -5.0%
12/31/2010                        0.88                10                 9              1.25%             11.9%
12/31/2009                        0.79               566               447              1.25%             30.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%             14.8%
12/31/2012                        0.93                 0                 0              1.00%             10.3%
12/31/2011                        0.85                 0                 0              1.00%             -4.7%
12/31/2010                        0.89                 0                 0              1.00%             12.2%
12/31/2009                        0.79                 0                 0              1.00%             31.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%             15.1%
12/31/2012                        0.95                 0                 0              0.75%             10.6%
12/31/2011                        0.86                 0                 0              0.75%             -4.5%
12/31/2010                        0.90                 0                 0              0.75%             12.4%
12/31/2009                        0.80                 0                 0              0.75%             31.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.50%             15.4%
12/31/2012                        0.96                 0                 0              0.50%             10.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.3%
12/31/2010                        0.90                 0                 0              0.50%             12.7%
12/31/2009                        0.80                 0                 0              0.50%             31.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%             15.7%
12/31/2012                        0.97                 0                 0              0.25%             11.1%
12/31/2011                        0.87                 0                 0              0.25%             -4.0%
12/31/2010                        0.91             7,412             6,748              0.25%             13.0%
12/31/2009                        0.81             6,886             5,548              0.25%             32.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%             16.0%
12/31/2012                        0.98                 0                 0              0.00%             11.4%
12/31/2011                        0.88                 0                 0              0.00%             -3.8%
12/31/2010                        0.92                 0                 0              0.00%             13.3%
12/31/2009                        0.81                 0                 0              0.00%             32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.5%
                2012               2.7%
                2011               0.0%
                2010               2.8%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY ADVISOR CLASS - 01879T631

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        77,820   $        66,468             6,551
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        77,829
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        77,829            74,305   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------    --------------
 Total                                                 $        77,829            74,305
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,312
Mortality & expense charges                                                                           (813)
                                                                                           ---------------
Net investment income (loss)                                                                         1,499
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               115
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,615
                                                                                           ---------------
Net gain (loss)                                                                                      8,730
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,229
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,499   $                508
Net realized gain (loss)                                                         115                     31
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,615                  3,175
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,229                  3,714
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,936                 19,807
Cost of units redeemed                                                           (49)                  (165)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           17,887                 19,642
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,116                 23,356
Net assets, beginning                                                         49,713                 26,357
                                                                --------------------   --------------------
Net assets, ending                                              $             77,829   $             49,713
                                                                ====================   ====================

Units sold                                                                    18,783                 23,088
Units redeemed                                                                   (53)                  (189)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,730                 22,899
Units outstanding, beginning                                                  55,575                 32,676
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,305                 55,575
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,345,747
Cost of units redeemed/account charges                                                           (8,861,031)
Net investment income (loss)                                                                        250,136
Net realized gain (loss)                                                                           (811,257)
Realized gain distributions                                                                         142,882
Net change in unrealized appreciation (depreciation)                                                 11,352
                                                                                       --------------------
Net assets                                                                             $             77,829
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                74   $            78              1.25%             17.1%
12/31/2012                        0.89                56                50              1.25%             10.9%
12/31/2011                        0.81                33                26              1.25%             -6.3%
12/31/2010                        0.86                43                37              1.25%             12.0%
12/31/2009                        0.77             1,198               920              1.25%             31.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             17.4%
12/31/2012                        0.91                 0                 0              1.00%             11.2%
12/31/2011                        0.81                 0                 0              1.00%             -6.1%
12/31/2010                        0.87                 0                 0              1.00%             12.3%
12/31/2009                        0.77                 0                 0              1.00%             32.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             17.7%
12/31/2012                        0.92                 0                 0              0.75%             11.5%
12/31/2011                        0.82                 0                 0              0.75%             -5.8%
12/31/2010                        0.87                 0                 0              0.75%             12.6%
12/31/2009                        0.78                 0                 0              0.75%             32.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             18.0%
12/31/2012                        0.93                 0                 0              0.50%             11.7%
12/31/2011                        0.83                 0                 0              0.50%             -5.6%
12/31/2010                        0.88                 0                 0              0.50%             12.9%
12/31/2009                        0.78                 0                 0              0.50%             32.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             18.3%
12/31/2012                        0.94                 0                 0              0.25%             12.0%
12/31/2011                        0.84                 0                 0              0.25%             -5.4%
12/31/2010                        0.89             5,629             5,000              0.25%             13.1%
12/31/2009                        0.78             5,094             3,999              0.25%             33.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             18.6%
12/31/2012                        0.95                 0                 0              0.00%             12.3%
12/31/2011                        0.85                 0                 0              0.00%             -5.1%
12/31/2010                        0.90                 0                 0              0.00%             13.4%
12/31/2009                        0.79                 0                 0              0.00%             33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.6%
                2012               2.5%
                2011               0.0%
                2010               2.6%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY ADVISOR CLASS - 01879T581

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        16,015   $        13,083             1,326
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        16,018
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        16,018            15,291   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------    --------------
 Total                                                 $        16,018            15,291
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           475
Mortality & expense charges                                                                           (170)
                                                                                           ---------------
Net investment income (loss)                                                                           305
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                28
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,133
                                                                                           ---------------
Net gain (loss)                                                                                      2,161
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,466
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                305   $                 82
Net realized gain (loss)                                                          28                     20
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,133                    859
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,466                    961
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,062                  4,165
Cost of units redeemed                                                           (30)                  (167)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,032                  3,998
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,498                  4,959
Net assets, beginning                                                         11,520                  6,561
                                                                --------------------   --------------------
Net assets, ending                                              $             16,018   $             11,520
                                                                ====================   ====================

Units sold                                                                     2,155                  4,988
Units redeemed                                                                   (33)                  (195)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,122                  4,793
Units outstanding, beginning                                                  13,169                  8,376
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,291                 13,169
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,891,369
Cost of units redeemed/account charges                                                           (6,474,346)
Net investment income (loss)                                                                        140,750
Net realized gain (loss)                                                                           (638,529)
Realized gain distributions                                                                          93,842
Net change in unrealized appreciation (depreciation)                                                  2,932
                                                                                       --------------------
Net assets                                                                             $             16,018
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                15   $            16              1.25%             19.7%
12/31/2012                        0.87                13                12              1.25%             11.7%
12/31/2011                        0.78                 8                 7              1.25%             -7.3%
12/31/2010                        0.85                12                10              1.25%             11.9%
12/31/2009                        0.76             1,066               806              1.25%             31.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             20.0%
12/31/2012                        0.89                 0                 0              1.00%             12.0%
12/31/2011                        0.79                 0                 0              1.00%             -7.1%
12/31/2010                        0.85                 0                 0              1.00%             12.2%
12/31/2009                        0.76                 0                 0              1.00%             31.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             20.3%
12/31/2012                        0.90                 0                 0              0.75%             12.2%
12/31/2011                        0.80                 0                 0              0.75%             -6.9%
12/31/2010                        0.86                 0                 0              0.75%             12.4%
12/31/2009                        0.76                 0                 0              0.75%             31.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013 $                      1.10                 0   $             0              0.50%             20.6%
12/31/2012                        0.91                 0                 0              0.50%             12.5%
12/31/2011                        0.81                 0                 0              0.50%             -6.6%
12/31/2010                        0.87                 0                 0              0.50%             12.7%
12/31/2009                        0.77                 0                 0              0.50%             32.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013 $                      1.11                 0   $             0              0.25%             21.0%
12/31/2012                        0.92                 0                 0              0.25%             12.8%
12/31/2011                        0.82                 0                 0              0.25%             -6.4%
12/31/2010                        0.87             3,962             3,455              0.25%             13.0%
12/31/2009                        0.77             3,390             2,616              0.25%             32.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             21.3%
12/31/2012                        0.93                 0                 0              0.00%             13.1%
12/31/2011                        0.82                 0                 0              0.00%             -6.2%
12/31/2010                        0.88                 0                 0              0.00%             13.3%
12/31/2009                        0.78                 0                 0              0.00%             32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.4%
                2012               2.2%
                2011               0.0%
                2010               2.2%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY ADVISOR CLASS - 01879T540

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           429   $           365                34
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           429
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $           429               414   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.12
                                                       ---------------    --------------
 Total                                                 $           429               414
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            11
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    52
                                                                                           ---------------
Net gain (loss)                                                                                         53
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            61
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                 --
Net realized gain (loss)                                                           1                     21
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              52                      9
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 61                     30
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         154                    162
Cost of units redeemed                                                            --                   (168)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              154                     (6)
                                                                --------------------   --------------------
Net increase (decrease)                                                          215                     24
Net assets, beginning                                                            214                    190
                                                                --------------------   --------------------
Net assets, ending                                              $                429   $                214
                                                                ====================   ====================

Units sold                                                                       163                    201
Units redeemed                                                                    --                   (200)
                                                                --------------------   --------------------
Net increase (decrease)                                                          163                      1
Units outstanding, beginning                                                     251                    250
                                                                --------------------   --------------------
Units outstanding, ending                                                        414                    251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,738,816
Cost of units redeemed/account charges                                                           (2,603,968)
Net investment income (loss)                                                                         63,796
Net realized gain (loss)                                                                           (249,642)
Realized gain distributions                                                                          51,363
Net change in unrealized appreciation (depreciation)                                                     64
                                                                                       --------------------
Net assets                                                                             $                429
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.25%             21.6%
12/31/2012                        0.85                 0                 0              1.25%             12.2%
12/31/2011                        0.76                 0                 0              1.25%             -8.2%
12/31/2010                        0.83                28                23              1.25%             11.7%
12/31/2009                        0.74               253               188              1.25%             30.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              1.00%             21.9%
12/31/2012                        0.86                 0                 0              1.00%             12.4%
12/31/2011                        0.77                 0                 0              1.00%             -7.9%
12/31/2010                        0.83                 0                 0              1.00%             12.0%
12/31/2009                        0.75                 0                 0              1.00%             30.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%             22.2%
12/31/2012                        0.88                 0                 0              0.75%             12.7%
12/31/2011                        0.78                 0                 0              0.75%             -7.7%
12/31/2010                        0.84                 0                 0              0.75%             12.2%
12/31/2009                        0.75                 0                 0              0.75%             30.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.50%             22.5%
12/31/2012                        0.89                 0                 0              0.50%             13.0%
12/31/2011                        0.78                 0                 0              0.50%             -7.5%
12/31/2010                        0.85                 0                 0              0.50%             12.5%
12/31/2009                        0.75                 0                 0              0.50%             31.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%             22.8%
12/31/2012                        0.90                 0                 0              0.25%             13.3%
12/31/2011                        0.79                 0                 0              0.25%             -7.3%
12/31/2010                        0.85             2,687             2,297              0.25%             12.8%
12/31/2009                        0.76             2,305             1,746              0.25%             31.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.00%             23.1%
12/31/2012                        0.91                 0                 0              0.00%             13.6%
12/31/2011                        0.80                 0                 0              0.00%             -7.0%
12/31/2010                        0.86                 0                 0              0.00%             13.1%
12/31/2009                        0.76                 0                 0              0.00%             31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.4%
                2012               1.0%
                2011               0.0%
                2010               1.9%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY ADVISOR CLASS - 01879T490

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,936   $        32,941             3,122
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        39,942
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        39,942            38,032   $          1.05
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------    --------------
 Total                                                 $        39,942            38,032
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           939
Mortality & expense charges                                                                           (416)
                                                                                           ---------------
Net investment income (loss)                                                                           523
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                47
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,312
                                                                                           ---------------
Net gain (loss)                                                                                      6,359
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,882
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                523   $                 20
Net realized gain (loss)                                                          47                  2,613
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,312                    576
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,882                  3,209
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,818                  5,349
Cost of units redeemed                                                            --                   (168)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,818                  5,181
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,700                  8,390
Net assets, beginning                                                         28,242                 19,852
                                                                --------------------   --------------------
Net assets, ending                                              $             39,942   $             28,242
                                                                ====================   ====================

Units sold                                                                     5,000                 31,618
Units redeemed                                                                    --                (24,736)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,000                  6,882
Units outstanding, beginning                                                  33,032                 26,150
                                                                --------------------   --------------------
Units outstanding, ending                                                     38,032                 33,032
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,472,615
Cost of units redeemed/account charges                                                           (3,205,346)
Net investment income (loss)                                                                         39,282
Net realized gain (loss)                                                                           (313,953)
Realized gain distributions                                                                          40,349
Net change in unrealized appreciation (depreciation)                                                  6,995
                                                                                       --------------------
Net assets                                                                             $             39,942
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                38   $            40              1.25%             22.8%
12/31/2012                        0.85                33                28              1.25%             12.6%
12/31/2011                        0.76                26                20              1.25%             -8.5%
12/31/2010                        0.83                19                16              1.25%             11.5%
12/31/2009                        0.74               582               433              1.25%             30.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%             23.1%
12/31/2012                        0.87                 0                 0              1.00%             12.9%
12/31/2011                        0.77                 0                 0              1.00%             -8.3%
12/31/2010                        0.84                 0                 0              1.00%             11.8%
12/31/2009                        0.75                 0                 0              1.00%             30.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             23.5%
12/31/2012                        0.88                 0                 0              0.75%             13.2%
12/31/2011                        0.78                 0                 0              0.75%             -8.1%
12/31/2010                        0.84                 0                 0              0.75%             12.1%
12/31/2009                        0.75                 0                 0              0.75%             30.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             23.8%
12/31/2012                        0.89                 0                 0              0.50%             13.5%
12/31/2011                        0.78                 0                 0              0.50%             -7.9%
12/31/2010                        0.85                 0                 0              0.50%             12.4%
12/31/2009                        0.76                 0                 0              0.50%             31.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%             24.1%
12/31/2012                        0.90                 0                 0              0.25%             13.8%
12/31/2011                        0.79                 0                 0              0.25%             -7.6%
12/31/2010                        0.86             1,713             1,467              0.25%             12.7%
12/31/2009                        0.76             1,468             1,116              0.25%             31.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             24.4%
12/31/2012                        0.91                 0                 0              0.00%             14.0%
12/31/2011                        0.80                 0                 0              0.00%             -7.4%
12/31/2010                        0.86                 0                 0              0.00%             12.9%
12/31/2009                        0.76                 0                 0              0.00%             31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               1.3%
                2011               0.0%
                2010               1.7%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY ADVISOR CLASS - 01879T458

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         4,379   $         3,779               347
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         4,379
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         4,379             4,179   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $         4,379             4,179
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            90
Mortality & expense charges                                                                            (38)
                                                                                           ---------------
Net investment income (loss)                                                                            52
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 5
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   584
                                                                                           ---------------
Net gain (loss)                                                                                        589
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           641
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 52   $                (83)
Net realized gain (loss)                                                           5                  3,373
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             584                    184
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                641                  3,474
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,066                  2,722
Cost of units redeemed                                                            --                (29,424)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,066                (26,702)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,707                (23,228)
Net assets, beginning                                                          1,672                 24,900
                                                                --------------------   --------------------
Net assets, ending                                              $              4,379   $              1,672
                                                                ====================   ====================

Units sold                                                                     2,211                  3,319
Units redeemed                                                                    --                (34,522)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,211                (31,203)
Units outstanding, beginning                                                   1,968                 33,171
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,179                  1,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,303,636
Cost of units redeemed/account charges                                                           (1,259,997)
Net investment income (loss)                                                                         27,470
Net realized gain (loss)                                                                            (87,797)
Realized gain distributions                                                                          20,467
Net change in unrealized appreciation (depreciation)                                                    600
                                                                                       --------------------
Net assets                                                                             $              4,379
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 4   $             4              1.25%             23.3%
12/31/2012                        0.85                 2                 2              1.25%             13.2%
12/31/2011                        0.75                33                25              1.25%             -9.0%
12/31/2010                        0.82                43                36              1.25%             11.3%
12/31/2009                        0.74               138               102              1.25%             30.2%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             23.6%
12/31/2012                        0.86                 0                 0              1.00%             13.5%
12/31/2011                        0.76                 0                 0              1.00%             -8.7%
12/31/2010                        0.83                 0                 0              1.00%             11.6%
12/31/2009                        0.74                 0                 0              1.00%             30.5%


                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             24.0%
12/31/2012                        0.87                 0                 0              0.75%             13.8%
12/31/2011                        0.77                 0                 0              0.75%             -8.5%
12/31/2010                        0.84                 0                 0              0.75%             11.9%
12/31/2009                        0.75                 0                 0              0.75%             30.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             24.3%
12/31/2012                        0.88                 0                 0              0.50%             14.0%
12/31/2011                        0.77                 0                 0              0.50%             -8.3%
12/31/2010                        0.84                 0                 0              0.50%             12.2%
12/31/2009                        0.75                 0                 0              0.50%             31.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             24.6%
12/31/2012                        0.89                 0                 0              0.25%             14.3%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.85             1,232             1,048              0.25%             12.4%
12/31/2009                        0.76             1,009               764              0.25%             31.5%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             24.9%
12/31/2012                        0.91                 0                 0              0.00%             14.6%
12/31/2011                        0.79                 0                 0              0.00%             -7.8%
12/31/2010                        0.86                 0                 0              0.00%             12.7%
12/31/2009                        0.76                 0                 0              0.00%             31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.0%
2012                               0.2%
2011                               0.1%
2010                               1.7%
2009                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY ADVISOR CLASS - 01880E839

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,108   $         3,031               320
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,108
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,108             2,865   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $         3,108             2,865
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            54
Mortality & expense charges                                                                            (18)
                                                                                           ---------------
Net investment income (loss)                                                                            36
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               238
Realized gain distributions                                                                             66
Net change in unrealized appreciation (depreciation)                                                    (4)
                                                                                           ---------------
Net gain (loss)                                                                                        300
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           336
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 36   $                (38)
Net realized gain (loss)                                                         238                    519
Realized gain distributions                                                       66                    102
Net change in unrealized appreciation (depreciation)                              (4)                   330
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                336                    913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,813                     96
Cost of units redeemed                                                        (1,797)                (5,892)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,016                 (5,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,352                 (4,883)
Net assets, beginning                                                          1,756                  6,639
                                                                --------------------   --------------------
Net assets, ending                                              $              3,108   $              1,756
                                                                ====================   ====================

Units sold                                                                     2,745                    116
Units redeemed                                                                (1,880)                (6,699)
                                                                --------------------   --------------------
Net increase (decrease)                                                          865                 (6,583)
Units outstanding, beginning                                                   2,000                  8,583
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,865                  2,000
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            621,997
Cost of units redeemed/account charges                                                             (617,170)
Net investment income (loss)                                                                          8,830
Net realized gain (loss)                                                                            (15,610)
Realized gain distributions                                                                           4,984
Net change in unrealized appreciation (depreciation)                                                     77
                                                                                       --------------------
Net assets                                                                             $              3,108
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 3   $             3              1.25%             23.6%
12/31/2012                        0.88                 2                 2              1.25%             13.5%
12/31/2011                        0.77                 9                 7              1.25%             -9.0%
12/31/2010                        0.85                 8                 7              1.25%             11.3%
12/31/2009                        0.76                 9                 7              1.25%             32.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%             23.9%
12/31/2012                        0.89                 0                 0              1.00%             13.8%
12/31/2011                        0.78                 0                 0              1.00%             -8.8%
12/31/2010                        0.86                 0                 0              1.00%             11.6%
12/31/2009                        0.77                 0                 0              1.00%             32.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             24.2%
12/31/2012                        0.90                 0                 0              0.75%             14.1%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.86                 0                 0              0.75%             11.9%
12/31/2009                        0.77                 0                 0              0.75%             33.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%             24.5%
12/31/2012                        0.91                 0                 0              0.50%             14.4%
12/31/2011                        0.80                 0                 0              0.50%             -8.3%
12/31/2010                        0.87                 0                 0              0.50%             12.2%
12/31/2009                        0.78                 0                 0              0.50%             33.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%             24.8%
12/31/2012                        0.92                 0                 0              0.25%             14.6%
12/31/2011                        0.81                 0                 0              0.25%             -8.1%
12/31/2010                        0.88               556               488              0.25%             12.5%
12/31/2009                        0.78               326               254              0.25%             33.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%             25.1%
12/31/2012                        0.94                 0                 0              0.00%             14.9%
12/31/2011                        0.81                 0                 0              0.00%             -7.9%
12/31/2010                        0.88                 0                 0              0.00%             12.7%
12/31/2009                        0.78                 0                 0              0.00%             34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.2%
2012                               0.0%
2011                               0.0%
2010                               2.1%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY ADVISOR CLASS - 01880E755

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           219   $           187                21
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           219
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           219               206   $          1.06
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           219               206
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                              4
Net change in unrealized appreciation (depreciation)                                                    31
                                                                                           ---------------
Net gain (loss)                                                                                         35
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            34
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (1)  $                (33)
Net realized gain (loss)                                                          --                    828
Realized gain distributions                                                        4                      2
Net change in unrealized appreciation (depreciation)                              31                    476
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 34                  1,273
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          80                  1,125
Cost of units redeemed                                                            --                (11,297)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               80                (10,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                          114                 (8,899)
Net assets, beginning                                                            105                  9,004
                                                                --------------------   --------------------
Net assets, ending                                              $                219   $                105
                                                                ====================   ====================

Units sold                                                                        84                  1,349
Units redeemed                                                                    --                (13,108)
                                                                --------------------   --------------------
Net increase (decrease)                                                           84                (11,759)
Units outstanding, beginning                                                     122                 11,881
                                                                --------------------   --------------------
Units outstanding, ending                                                        206                    122
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            106,458
Cost of units redeemed/account charges                                                              (98,227)
Net investment income (loss)                                                                           (200)
Net realized gain (loss)                                                                             (8,217)
Realized gain distributions                                                                             373
Net change in unrealized appreciation (depreciation)                                                     32
                                                                                       --------------------
Net assets                                                                             $                219
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.25%             23.5%
12/31/2012                        0.86                 0                 0              1.25%             13.4%
12/31/2011                        0.76                12                 9              1.25%             -9.3%
12/31/2010                        0.84                 8                 7              1.25%             11.4%
12/31/2009                        0.75                 7                 5              1.25%             30.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%             23.8%
12/31/2012                        0.87                 0                 0              1.00%             13.7%
12/31/2011                        0.77                 0                 0              1.00%             -9.1%
12/31/2010                        0.84                 0                 0              1.00%             11.7%
12/31/2009                        0.75                 0                 0              1.00%             30.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%             24.2%
12/31/2012                        0.88                 0                 0              0.75%             14.0%
12/31/2011                        0.77                 0                 0              0.75%             -8.9%
12/31/2010                        0.85                 0                 0              0.75%             11.9%
12/31/2009                        0.76                 0                 0              0.75%             30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013 $                      1.11                 0   $             0              0.50%             24.5%
12/31/2012                        0.89                 0                 0              0.50%             14.3%
12/31/2011                        0.78                 0                 0              0.50%             -8.7%
12/31/2010                        0.86                 0                 0              0.50%             12.2%
12/31/2009                        0.76                 0                 0              0.50%             30.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%             24.8%
12/31/2012                        0.90                 0                 0              0.25%             14.6%
12/31/2011                        0.79                 0                 0              0.25%             -8.4%
12/31/2010                        0.86                46                40              0.25%             12.5%
12/31/2009                        0.77                21                16              0.25%             31.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.00%             25.1%
12/31/2012                        0.92                 0                 0              0.00%             14.8%
12/31/2011                        0.80                 0                 0              0.00%             -8.2%
12/31/2010                        0.87                 0                 0              0.00%             12.8%
12/31/2009                        0.77                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.8%
2009                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       896,893   $       857,943            72,146
                                                                         ===============   ===============
Receivables: investments sold                                   17,197
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       914,090
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       847,527           661,085   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.32
Band 0                                                          66,563            50,166              1.33
                                                       ---------------   ---------------
 Total                                                 $       914,090           711,251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        22,101
Mortality & expense charges                                                                         (5,982)
                                                                                           ---------------
Net investment income (loss)                                                                        16,119
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            46,013
Realized gain distributions                                                                          4,487
Net change in unrealized appreciation (depreciation)                                                34,436
                                                                                           ---------------
Net gain (loss)                                                                                     84,936
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       101,055
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,119   $              1,652
Net realized gain (loss)                                                      46,013                    777
Realized gain distributions                                                    4,487                    498
Net change in unrealized appreciation (depreciation)                          34,436                  4,355
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,055                  7,282
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     796,744                191,449
Cost of units redeemed                                                      (185,703)               (10,472)
Account charges                                                               (2,398)                  (375)
                                                                --------------------   --------------------
Increase (decrease)                                                          608,643                180,602
                                                                --------------------   --------------------
Net increase (decrease)                                                      709,698                187,884
Net assets, beginning                                                        204,392                 16,508
                                                                --------------------   --------------------
Net assets, ending                                              $            914,090   $            204,392
                                                                ====================   ====================

Units sold                                                                   793,775                187,445
Units redeemed                                                              (274,755)               (12,927)
                                                                --------------------   --------------------
Net increase (decrease)                                                      519,020                174,518
Units outstanding, beginning                                                 192,231                 17,713
                                                                --------------------   --------------------
Units outstanding, ending                                                    711,251                192,231
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,008,200
Cost of units redeemed/account charges                                                             (202,720)
Net investment income (loss)                                                                         17,905
Net realized gain (loss)                                                                             46,770
Realized gain distributions                                                                           4,985
Net change in unrealized appreciation (depreciation)                                                 38,950
                                                                                       --------------------
Net assets                                                                             $            914,090
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28               661   $           848              1.25%             20.7%
12/31/2012                        1.06               184               195              1.25%             14.1%
12/31/2011                        0.93                16                15              1.25%             -6.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              1.00%             21.0%
12/31/2012                        1.07                 0                 0              1.00%             14.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%             21.3%
12/31/2012                        1.07                 0                 0              0.75%             14.6%
12/31/2011                        0.93                 0                 0              0.75%             -6.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.50%             21.6%
12/31/2012                        1.08                 0                 0              0.50%             14.9%
12/31/2011                        0.94                 0                 0              0.50%             -6.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.25%             21.9%
12/31/2012                        1.08                 0                 0              0.25%             15.2%
12/31/2011                        0.94                 0                 0              0.25%             -6.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                50   $            67              0.00%             22.2%
12/31/2012                        1.09                 8                 9              0.00%             15.5%
12/31/2011                        0.94                 2                 1              0.00%             -6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.0%
2012                               2.4%
2011                               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,591,689   $     1,424,091           126,072
                                                                         ===============   ===============
Receivables: investments sold                                    4,382
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,596,071
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,556,369         1,223,350   $          1.27
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.31
Band 0                                                          39,702            30,152              1.32
                                                       ---------------   ---------------
 Total                                                 $     1,596,071         1,253,502
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        29,834
Mortality & expense charges                                                                        (12,131)
                                                                                           ---------------
Net investment income (loss)                                                                        17,703
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,819
Realized gain distributions                                                                          6,864
Net change in unrealized appreciation (depreciation)                                               144,143
                                                                                           ---------------
Net gain (loss)                                                                                    164,826
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       182,529
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,703   $              1,699
Net realized gain (loss)                                                      13,819                  3,635
Realized gain distributions                                                    6,864                  1,113
Net change in unrealized appreciation (depreciation)                         144,143                 21,087
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            182,529                 27,534
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,149,100                485,362
Cost of units redeemed                                                      (239,007)               (86,631)
Account charges                                                               (7,744)                (2,408)
                                                                --------------------   --------------------
Increase (decrease)                                                          902,349                396,323
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,084,878                423,857
Net assets, beginning                                                        511,193                 87,336
                                                                --------------------   --------------------
Net assets, ending                                              $          1,596,071   $            511,193
                                                                ====================   ====================

Units sold                                                                 1,012,940                481,836
Units redeemed                                                              (243,029)               (92,306)
                                                                --------------------   --------------------
Net increase (decrease)                                                      769,911                389,530
Units outstanding, beginning                                                 483,591                 94,061
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,253,502                483,591
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,719,206
Cost of units redeemed/account charges                                                             (335,999)
Net investment income (loss)                                                                         19,845
Net realized gain (loss)                                                                             17,444
Realized gain distributions                                                                           7,977
Net change in unrealized appreciation (depreciation)                                                167,598
                                                                                       --------------------
Net assets                                                                             $          1,596,071
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27             1,223   $         1,556              1.25%             20.4%
12/31/2012                        1.06               474               501              1.25%             13.8%
12/31/2011                        0.93                94                87              1.25%             -7.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              1.00%             20.7%
12/31/2012                        1.06                 0                 0              1.00%             14.1%
12/31/2011                        0.93                 0                 0              1.00%             -7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             21.0%
12/31/2012                        1.07                 0                 0              0.75%             14.4%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.50%             21.3%
12/31/2012                        1.07                 0                 0              0.50%             14.7%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.25%             21.6%
12/31/2012                        1.08                 0                 0              0.25%             14.9%
12/31/2011                        0.94                 0                 0              0.25%             -6.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                30   $            40              0.00%             21.9%
12/31/2012                        1.08                10                11              0.00%             15.2%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.8%
2012                               1.6%
2011                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,272,378   $       890,020           102,363
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,029)
                                                       ---------------
Net assets                                             $     1,271,349
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,271,255           584,467   $          2.18
Band 100                                                            94                42              2.23
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.34
Band 25                                                             --                --              2.39
Band 0                                                              --                --              2.45
                                                       ---------------   ---------------
 Total                                                 $     1,271,349           584,509
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,394)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,394)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            65,853
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               294,742
                                                                                           ---------------
Net gain (loss)                                                                                    360,595
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       347,201
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,394)  $             (9,972)
Net realized gain (loss)                                                      65,853                 33,180
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         294,742                 71,793
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            347,201                 95,001
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     272,685                262,243
Cost of units redeemed                                                      (192,403)              (305,037)
Account charges                                                                 (132)                  (161)
                                                                --------------------   --------------------
Increase (decrease)                                                           80,150                (42,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                      427,351                 52,046
Net assets, beginning                                                        843,998                791,952
                                                                --------------------   --------------------
Net assets, ending                                              $          1,271,349   $            843,998
                                                                ====================   ====================

Units sold                                                                   169,671                217,011
Units redeemed                                                              (123,575)              (248,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                       46,096                (31,451)
Units outstanding, beginning                                                 538,413                569,864
                                                                --------------------   --------------------
Units outstanding, ending                                                    584,509                538,413
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          2,215,993
Cost of units redeemed/account charges                                                           (1,444,236)
Net investment income (loss)                                                                        (60,278)
Net realized gain (loss)                                                                            158,205
Realized gain distributions                                                                          19,307
Net change in unrealized appreciation (depreciation)                                                382,358
                                                                                       --------------------
Net assets                                                                             $          1,271,349
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18               584   $         1,271              1.25%             38.8%
12/31/2012                        1.57               538               844              1.25%             12.8%
12/31/2011                        1.39               569               790              1.25%             -6.5%
12/31/2010                        1.49               718             1,068              1.25%             28.0%
12/31/2009                        1.16               475               552              1.25%             23.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              1.00%             39.1%
12/31/2012                        1.60                 0                 0              1.00%             13.1%
12/31/2011                        1.42                 1                 2              1.00%             -6.3%
12/31/2010                        1.51                 1                 2              1.00%             28.3%
12/31/2009                        1.18                 1                 1              1.00%             23.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 0   $             0              0.75%             39.4%
12/31/2012                        1.64                 0                 0              0.75%             13.4%
12/31/2011                        1.44                 0                 0              0.75%             -6.1%
12/31/2010                        1.54                 0                 0              0.75%             28.6%
12/31/2009                        1.20                 0                 0              0.75%             23.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34                 0   $             0              0.50%             39.8%
12/31/2012                        1.67                 0                 0              0.50%             13.7%
12/31/2011                        1.47                 0                 0              0.50%             -5.8%
12/31/2010                        1.56                 0                 0              0.50%             28.9%
12/31/2009                        1.21                 0                 0              0.50%             24.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.39                 0   $             0              0.25%             40.1%
12/31/2012                        1.71                 0                 0              0.25%             13.9%
12/31/2011                        1.50                 0                 0              0.25%             -5.6%
12/31/2010                        1.59                 0                 0              0.25%             29.3%
12/31/2009                        1.23                 0                 0              0.25%             24.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.45                 0   $             0              0.00%             40.5%
12/31/2012                        1.75                 0                 0              0.00%             14.2%
12/31/2011                        1.53                 0                 0              0.00%             -5.4%
12/31/2010                        1.62                 0                 0              0.00%             29.6%
12/31/2009                        1.25                 0                 0              0.00%             24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.1%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,519,697   $    20,103,601         1,909,268
                                                                         ===============   ===============
Receivables: investments sold                                   78,864
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    23,598,561
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,350,560        11,560,264   $          1.85
Band 100                                                         7,188             3,847              1.87
Band 75                                                             --                --              1.89
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.94
Band 0                                                       2,240,813         1,144,563              1.96
                                                       ---------------   ---------------
 Total                                                 $    23,598,561        12,708,674
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       452,935
Mortality & expense charges                                                                       (208,423)
                                                                                           ---------------
Net investment income (loss)                                                                       244,512
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           175,465
Realized gain distributions                                                                        180,840
Net change in unrealized appreciation (depreciation)                                             2,481,885
                                                                                           ---------------
Net gain (loss)                                                                                  2,838,190
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,082,702
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            244,512   $             60,481
Net realized gain (loss)                                                     175,465                 34,440
Realized gain distributions                                                  180,840                101,949
Net change in unrealized appreciation (depreciation)                       2,481,885                789,355
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,082,702                986,225
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,306,953              8,459,135
Cost of units redeemed                                                    (3,035,997)            (2,139,368)
Account charges                                                              (27,969)               (12,113)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,242,987              6,307,654
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,325,689              7,293,879
Net assets, beginning                                                     13,272,872              5,978,993
                                                                --------------------   --------------------
Net assets, ending                                              $         23,598,561   $         13,272,872
                                                                ====================   ====================

Units sold                                                                 7,342,583              5,734,261
Units redeemed                                                            (3,052,046)            (1,616,388)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,290,537              4,117,873
Units outstanding, beginning                                               8,418,137              4,300,264
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,708,674              8,418,137
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         25,933,414
Cost of units redeemed/account charges                                                           (6,658,299)
Net investment income (loss)                                                                        354,088
Net realized gain (loss)                                                                            254,070
Realized gain distributions                                                                         299,192
Net change in unrealized appreciation (depreciation)                                              3,416,096
                                                                                       --------------------
Net assets                                                                             $         23,598,561
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85            11,560   $        21,351              1.25%             17.9%
12/31/2012                        1.57             7,233            11,330              1.25%             12.8%
12/31/2011                        1.39             4,146             5,758              1.25%             -1.8%
12/31/2010                        1.41             2,353             3,325              1.25%             13.3%
12/31/2009                        1.25               559               698              1.25%             24.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 4   $             7              1.00%             18.2%
12/31/2012                        1.58                 1                 2              1.00%             13.1%
12/31/2011                        1.40                 0                 0              1.00%             -1.5%
12/31/2010                        1.42                 0                 0              1.00%             13.6%
12/31/2009                        1.25                 0                 0              1.00%             25.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.75%             18.5%
12/31/2012                        1.60                 0                 0              0.75%             13.4%
12/31/2011                        1.41                 0                 0              0.75%             -1.3%
12/31/2010                        1.43                 0                 0              0.75%             13.8%
12/31/2009                        1.25                 0                 0              0.75%             25.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.50%             18.8%
12/31/2012                        1.61                 0                 0              0.50%             13.6%
12/31/2011                        1.42                 0                 0              0.50%             -1.0%
12/31/2010                        1.43                 0                 0              0.50%             14.1%
12/31/2009                        1.25                 0                 0              0.50%             25.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.25%             19.1%
12/31/2012                        1.62                 0                 0              0.25%             13.9%
12/31/2011                        1.43                 0                 0              0.25%             -0.8%
12/31/2010                        1.44                 0                 0              0.25%             14.4%
12/31/2009                        1.26                 0                 0              0.25%             25.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96             1,145   $         2,241              0.00%             19.4%
12/31/2012                        1.64             1,184             1,941              0.00%             14.2%
12/31/2011                        1.44               154               221              0.00%             -0.5%
12/31/2010                        1.44               281               406              0.00%             14.7%
12/31/2009                        1.26                 0                 0              0.00%             25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.5%
                2012               1.7%
                2011               1.8%
                2010               1.9%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,836,049   $    31,008,469         2,870,733
                                                                         ===============   ===============
Receivables: investments sold                                   38,611
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    33,874,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,400,775        19,622,590   $          1.60
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                       2,473,885         1,458,362              1.70
                                                       ---------------   ---------------
 Total                                                 $    33,874,660        21,080,952
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       581,850
Mortality & expense charges                                                                       (312,627)
                                                                                           ---------------
Net investment income (loss)                                                                       269,223
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           407,361
Realized gain distributions                                                                        242,391
Net change in unrealized appreciation (depreciation)                                             1,918,713
                                                                                           ---------------
Net gain (loss)                                                                                  2,568,465
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,837,688
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            269,223   $            148,061
Net realized gain (loss)                                                     407,361                 47,400
Realized gain distributions                                                  242,391                169,608
Net change in unrealized appreciation (depreciation)                       1,918,713                818,632
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,837,688              1,183,701
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  17,500,449             11,321,062
Cost of units redeemed                                                    (5,917,699)            (2,666,276)
Account charges                                                              (26,497)               (14,717)
                                                                --------------------   --------------------

Increase (decrease)                                                       11,556,253              8,640,069
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,393,941              9,823,770
Net assets, beginning                                                     19,480,719              9,656,949
                                                                --------------------   --------------------
Net assets, ending                                              $         33,874,660   $         19,480,719
                                                                ====================   ====================

Units sold                                                                12,420,827              8,695,518
Units redeemed                                                            (4,766,907)            (2,597,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,653,920              6,097,680
Units outstanding, beginning                                              13,427,032              7,329,352
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,080,952             13,427,032
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         42,501,200
Cost of units redeemed/account charges                                                          (13,158,854)
Net investment income (loss)                                                                        581,895
Net realized gain (loss)                                                                            675,352
Realized gain distributions                                                                         447,487
Net change in unrealized appreciation (depreciation)                                              2,827,580
                                                                                       --------------------
Net assets                                                                             $         33,874,660
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60            19,623   $        31,401              1.25%             10.9%
12/31/2012                        1.44            11,819            17,052              1.25%              9.7%
12/31/2011                        1.32             6,921             9,102              1.25%              1.0%
12/31/2010                        1.30             3,625             4,721              1.25%             10.2%
12/31/2009                        1.18             1,640             1,939              1.25%             18.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              1.00%             11.2%
12/31/2012                        1.46                 0                 0              1.00%             10.0%
12/31/2011                        1.32                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%             10.4%
12/31/2009                        1.18                 0                 0              1.00%             18.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             11.5%
12/31/2012                        1.47                 0                 0              0.75%             10.3%
12/31/2011                        1.33                 0                 0              0.75%              1.5%
12/31/2010                        1.31                 0                 0              0.75%             10.7%
12/31/2009                        1.19                 0                 0              0.75%             18.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             11.7%
12/31/2012                        1.48                 0                 0              0.50%             10.5%
12/31/2011                        1.34                 0                 0              0.50%              1.7%
12/31/2010                        1.32                 0                 0              0.50%             11.0%
12/31/2009                        1.19                 0                 0              0.50%             18.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.25%             12.0%
12/31/2012                        1.50                 0                 0              0.25%             10.8%
12/31/2011                        1.35                 0                 0              0.25%              2.0%
12/31/2010                        1.32                 0                 0              0.25%             11.3%
12/31/2009                        1.19                 0                 0              0.25%             19.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70             1,458   $         2,474              0.00%             12.3%
12/31/2012                        1.51             1,608             2,429              0.00%             11.1%
12/31/2011                        1.36               408               555              0.00%              2.2%
12/31/2010                        1.33               707               940              0.00%             11.5%
12/31/2009                        1.19                 0                 0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.1%
                2011               2.5%
                2010               2.4%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,251,369   $    24,907,533         2,364,759
                                                                         ===============   ===============
Receivables: investments sold                                   31,151
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    28,282,520
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,447,279        15,464,599   $          1.71
Band 100                                                           310               179              1.73
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.79
Band 0                                                       1,834,931         1,012,164              1.81
                                                       ---------------   ---------------
 Total                                                 $    28,282,520        16,476,942
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       509,963
Mortality & expense charges                                                                       (259,428)
                                                                                           ---------------
Net investment income (loss)                                                                       250,535
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           221,931
Realized gain distributions                                                                        213,328
Net change in unrealized appreciation (depreciation)                                             2,271,788
                                                                                           ---------------
Net gain (loss)                                                                                  2,707,047
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,957,582
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            250,535   $             94,799
Net realized gain (loss)                                                     221,931                 67,476
Realized gain distributions                                                  213,328                138,104
Net change in unrealized appreciation (depreciation)                       2,271,788                857,030
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,957,582              1,157,409
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,725,728             10,485,615
Cost of units redeemed                                                    (3,842,699)            (3,442,575)
Account charges                                                              (26,540)               (14,592)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,856,489              7,028,448
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,814,071              8,185,857
Net assets, beginning                                                     16,468,449              8,282,592
                                                                --------------------   --------------------
Net assets, ending                                              $         28,282,520   $         16,468,449
                                                                ====================   ====================

Units sold                                                                 8,725,272              7,558,339
Units redeemed                                                            (3,192,327)            (2,753,409)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,532,945              4,804,930
Units outstanding, beginning                                              10,943,997              6,139,067
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,476,942             10,943,997
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         32,578,857
Cost of units redeemed/account charges                                                           (8,797,190)
Net investment income (loss)                                                                        432,705
Net realized gain (loss)                                                                            350,734
Realized gain distributions                                                                         373,578
Net change in unrealized appreciation (depreciation)                                              3,343,836
                                                                                       --------------------
Net assets                                                                             $         28,282,520
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71            15,465   $        26,447              1.25%             14.1%
12/31/2012                        1.50             9,921            14,864              1.25%             11.1%
12/31/2011                        1.35             6,029             8,130              1.25%             -0.5%
12/31/2010                        1.35             3,505             4,748              1.25%             11.7%
12/31/2009                        1.21             1,108             1,344              1.25%             21.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              1.00%             14.4%
12/31/2012                        1.51                 0                 0              1.00%             11.4%
12/31/2011                        1.36                 0                 0              1.00%             -0.2%
12/31/2010                        1.36                 0                 0              1.00%             12.0%
12/31/2009                        1.21                 0                 0              1.00%             21.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.75%             14.7%
12/31/2012                        1.53                 0                 0              0.75%             11.7%
12/31/2011                        1.37                 0                 0              0.75%              0.0%
12/31/2010                        1.37                 0                 0              0.75%             12.3%
12/31/2009                        1.22                 0                 0              0.75%             21.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.50%             15.0%
12/31/2012                        1.54                 0                 0              0.50%             12.0%
12/31/2011                        1.38                 0                 0              0.50%              0.3%
12/31/2010                        1.37                 0                 0              0.50%             12.6%
12/31/2009                        1.22                 0                 0              0.50%             21.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.25%             15.3%
12/31/2012                        1.55                 0                 0              0.25%             12.2%
12/31/2011                        1.38                 0                 0              0.25%              0.5%
12/31/2010                        1.38                 0                 0              0.25%             12.8%
12/31/2009                        1.22                 0                 0              0.25%             22.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81             1,012   $         1,835              0.00%             15.6%
12/31/2012                        1.57             1,023             1,604              0.00%             12.5%
12/31/2011                        1.39               110               153              0.00%              0.8%
12/31/2010                        1.38               119               164              0.00%             13.1%
12/31/2009                        1.22                 0                 0              0.00%             22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.3%
                2012               1.9%
                2011               2.1%
                2010               2.0%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,014,749   $     7,694,447           733,008
                                                                         ===============   ===============
Receivables: investments sold                                   15,916
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,030,665
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,172,232         4,288,733   $          1.91
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.95
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.00
Band 0                                                         858,433           424,966              2.02
                                                       ---------------   ---------------
 Total                                                 $     9,030,665         4,713,699
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       177,937
Mortality & expense charges                                                                        (79,309)
                                                                                           ---------------
Net investment income (loss)                                                                        98,628
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           112,096
Realized gain distributions                                                                         72,369
Net change in unrealized appreciation (depreciation)                                               985,361
                                                                                           ---------------
Net gain (loss)                                                                                  1,169,826
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,268,454
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,628   $             18,331
Net realized gain (loss)                                                     112,096                 20,957
Realized gain distributions                                                   72,369                 37,632
Net change in unrealized appreciation (depreciation)                         985,361                339,215
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,268,454                416,135
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,330,779              3,061,305
Cost of units redeemed                                                    (1,549,151)              (900,593)
Account charges                                                              (18,589)                (8,199)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,763,039              2,152,513
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,031,493              2,568,648
Net assets, beginning                                                      4,999,172              2,430,524
                                                                --------------------   --------------------
Net assets, ending                                              $          9,030,665   $          4,999,172
                                                                ====================   ====================

Units sold                                                                 3,068,858              2,034,244
Units redeemed                                                            (1,478,717)              (642,887)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,590,141              1,391,357
Units outstanding, beginning                                               3,123,558              1,732,201
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,713,699              3,123,558
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,258,342
Cost of units redeemed/account charges                                                           (2,952,742)
Net investment income (loss)                                                                        131,380
Net realized gain (loss)                                                                            159,141
Realized gain distributions                                                                         114,242
Net change in unrealized appreciation (depreciation)                                              1,320,302
                                                                                       --------------------
Net assets                                                                             $          9,030,665
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91             4,289   $         8,172              1.25%             19.8%
12/31/2012                        1.59             2,728             4,340              1.25%             13.7%
12/31/2011                        1.40             1,608             2,250              1.25%             -2.4%
12/31/2010                        1.43               681               976              1.25%             14.0%
12/31/2009                        1.26               258               325              1.25%             25.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              1.00%             20.1%
12/31/2012                        1.61                 0                 0              1.00%             14.0%
12/31/2011                        1.41                 0                 0              1.00%             -2.2%
12/31/2010                        1.44                 0                 0              1.00%             14.3%
12/31/2009                        1.26                 0                 0              1.00%             26.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                 0   $             0              0.75%             20.4%
12/31/2012                        1.62                 0                 0              0.75%             14.2%
12/31/2011                        1.42                 0                 0              0.75%             -1.9%
12/31/2010                        1.45                 0                 0              0.75%             14.6%
12/31/2009                        1.26                 0                 0              0.75%             26.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.50%             20.7%
12/31/2012                        1.64                 0                 0              0.50%             14.5%
12/31/2011                        1.43                 0                 0              0.50%             -1.7%
12/31/2010                        1.45                 0                 0              0.50%             14.8%
12/31/2009                        1.26                 0                 0              0.50%             26.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.25%             21.0%
12/31/2012                        1.65                 0                 0              0.25%             14.8%
12/31/2011                        1.44                 0                 0              0.25%             -1.5%
12/31/2010                        1.46                 0                 0              0.25%             15.1%
12/31/2009                        1.27                 0                 0              0.25%             26.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02               425   $           858              0.00%             21.3%
12/31/2012                        1.67               395               659              0.00%             15.1%
12/31/2011                        1.45               125               180              0.00%             -1.2%
12/31/2010                        1.46               112               165              0.00%             15.4%
12/31/2009                        1.27                 0                 0              0.00%             26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.5%
                2012               1.6%
                2011               1.7%
                2010               1.5%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY DISCIPLINED GROWTH A CLASS - 02507M642

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       430,863   $       404,915            24,504
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (572)
                                                       ---------------
Net assets                                             $       430,291
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       430,291           307,109   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $       430,291           307,109
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           941
Mortality & expense charges                                                                         (2,250)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,309)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,697
Realized gain distributions                                                                         20,988
Net change in unrealized appreciation (depreciation)                                                25,948
                                                                                           ---------------
Net gain (loss)                                                                                     51,633
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        50,324
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,309)  $                 --
Net realized gain (loss)                                                       4,697                     --
Realized gain distributions                                                   20,988                     --
Net change in unrealized appreciation (depreciation)                          25,948                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             50,324                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     440,129                     --
Cost of units redeemed                                                       (59,934)                    --
Account charges                                                                 (228)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          379,967                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      430,291                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            430,291   $                 --
                                                                ====================   ====================

Units sold                                                                   351,833                     --
Units redeemed                                                               (44,724)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      307,109                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    307,109                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            440,129
Cost of units redeemed/account charges                                                              (60,162)
Net investment income (loss)                                                                         (1,309)
Net realized gain (loss)                                                                              4,697
Realized gain distributions                                                                          20,988
Net change in unrealized appreciation (depreciation)                                                 25,948
                                                                                       --------------------
Net assets                                                                             $            430,291
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40               307   $           430              1.25%             32.8%
12/31/2012                        1.05                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             33.2%
12/31/2012                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             33.5%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             33.8%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             34.2%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             34.5%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY MID CAP VALUE A CLASS - 025076639

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,630,728   $     5,073,435           358,752
                                                                         ===============   ===============
Receivables: investments sold                                   12,441
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,643,169
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,458,833         2,446,738   $          2.23
Band 100                                                            --                --              2.26
Band 75                                                             --                --              2.29
Band 50                                                             --                --              2.32
Band 25                                                             --                --              2.35
Band 0                                                         184,336            77,581              2.38
                                                       ---------------   ---------------
 Total                                                 $     5,643,169         2,524,319
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        52,761
Mortality & expense charges                                                                        (50,776)
                                                                                           ---------------
Net investment income (loss)                                                                         1,985
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           125,370
Realized gain distributions                                                                        321,487
Net change in unrealized appreciation (depreciation)                                               497,357
                                                                                           ---------------
Net gain (loss)                                                                                    944,214
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       946,199
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,985   $             10,618
Net realized gain (loss)                                                     125,370                  2,285
Realized gain distributions                                                  321,487                 47,790
Net change in unrealized appreciation (depreciation)                         497,357                148,963
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            946,199                209,656
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,740,327              1,885,920
Cost of units redeemed                                                    (1,171,245)            (1,069,040)
Account charges                                                               (1,201)                  (247)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,567,881                816,633
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,514,080              1,026,289
Net assets, beginning                                                      2,129,089              1,102,800
                                                                --------------------   --------------------
Net assets, ending                                              $          5,643,169   $          2,129,089
                                                                ====================   ====================

Units sold                                                                 1,962,395              1,137,487
Units redeemed                                                              (658,340)              (641,853)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,304,055                495,634
Units outstanding, beginning                                               1,220,264                724,630
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,524,319              1,220,264
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,376,229
Cost of units redeemed/account charges                                                           (2,866,582)
Net investment income (loss)                                                                         15,702
Net realized gain (loss)                                                                            139,506
Realized gain distributions                                                                         421,021
Net change in unrealized appreciation (depreciation)                                                557,293
                                                                                       --------------------
Net assets                                                                             $          5,643,169
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23             2,447   $         5,459              1.25%             28.1%
12/31/2012                        1.74             1,179             2,054              1.25%             14.7%
12/31/2011                        1.52               689             1,046              1.25%             -2.2%
12/31/2010                        1.55                77               120              1.25%             17.8%
12/31/2009                        1.32                60                79              1.25%             28.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.26                 0   $             0              1.00%             28.4%
12/31/2012                        1.76                 0                 0              1.00%             15.0%
12/31/2011                        1.53                 0                 0              1.00%             -2.0%
12/31/2010                        1.56                 0                 0              1.00%             18.1%
12/31/2009                        1.32                 0                 0              1.00%             28.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              0.75%             28.7%
12/31/2012                        1.78                 0                 0              0.75%             15.2%
12/31/2011                        1.54                 0                 0              0.75%             -1.7%
12/31/2010                        1.57                 0                 0              0.75%             18.4%
12/31/2009                        1.33                 0                 0              0.75%             29.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.50%             29.1%
12/31/2012                        1.80                 0                 0              0.50%             15.5%
12/31/2011                        1.55                 0                 0              0.50%             -1.5%
12/31/2010                        1.58                 0                 0              0.50%             18.7%
12/31/2009                        1.33                 0                 0              0.50%             29.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35                 0   $             0              0.25%             29.4%
12/31/2012                        1.81                 0                 0              0.25%             15.8%
12/31/2011                        1.57                 0                 0              0.25%             -1.2%
12/31/2010                        1.59                 0                 0              0.25%             19.0%
12/31/2009                        1.33                 0                 0              0.25%             29.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                78   $           184              0.00%             29.7%
12/31/2012                        1.83                41                75              0.00%             16.1%
12/31/2011                        1.58                36                57              0.00%             -1.0%
12/31/2010                        1.59                 6                10              0.00%             19.3%
12/31/2009                        1.34                 0                 0              0.00%             30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.8%
                2011               1.9%
                2010               1.9%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,036,344   $     4,760,519           399,084
                                                                         ===============   ===============
Receivables: investments sold                                    4,098
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,040,442
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,492,101         2,969,030   $          1.51
Band 100                                                         6,876             4,492              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                         541,465           337,595              1.60
                                                       ---------------   ---------------
 Total                                                 $     5,040,442         3,311,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        85,149
Mortality & expense charges                                                                        (43,739)
                                                                                           ---------------
Net investment income (loss)                                                                        41,410
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,771
Realized gain distributions                                                                         48,600
Net change in unrealized appreciation (depreciation)                                               201,611
                                                                                           ---------------
Net gain (loss)                                                                                    333,982
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       375,392
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             41,410   $             22,512
Net realized gain (loss)                                                      83,771                 12,633
Realized gain distributions                                                   48,600                 31,873
Net change in unrealized appreciation (depreciation)                         201,611                 76,369
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            375,392                143,387
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,089,496              2,451,811
Cost of units redeemed                                                    (1,419,762)              (691,530)
Account charges                                                               (2,987)                (3,003)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,666,747              1,757,278
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,042,139              1,900,665
Net assets, beginning                                                      2,998,303              1,097,638
                                                                --------------------   --------------------
Net assets, ending                                              $          5,040,442   $          2,998,303
                                                                ====================   ====================

Units sold                                                                 2,173,567              1,812,603
Units redeemed                                                            (1,014,596)              (521,939)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,158,971              1,290,664
Units outstanding, beginning                                               2,152,146                861,482
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,311,117              2,152,146
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,366,032
Cost of units redeemed/account charges                                                           (3,891,880)
Net investment income (loss)                                                                         79,408
Net realized gain (loss)                                                                            130,584
Realized gain distributions                                                                          80,473
Net change in unrealized appreciation (depreciation)                                                275,825
                                                                                       --------------------
Net assets                                                                             $          5,040,442
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51             2,969   $         4,492              1.25%              9.5%
12/31/2012                        1.38             1,789             2,473              1.25%              8.5%
12/31/2011                        1.27               861             1,098              1.25%              2.0%
12/31/2010                        1.25               387               483              1.25%              8.4%
12/31/2009                        1.15                35                41              1.25%             15.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 4   $             7              1.00%              9.7%
12/31/2012                        1.39                 0                 0              1.00%              8.8%
12/31/2011                        1.28                 0                 0              1.00%              2.3%
12/31/2010                        1.25                 0                 0              1.00%              8.7%
12/31/2009                        1.15                 0                 0              1.00%             15.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.75%             10.0%
12/31/2012                        1.41                 0                 0              0.75%              9.0%
12/31/2011                        1.29                 0                 0              0.75%              2.5%
12/31/2010                        1.26                 0                 0              0.75%              9.0%
12/31/2009                        1.16                 0                 0              0.75%             15.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.50%             10.3%
12/31/2012                        1.42                 0                 0              0.50%              9.3%
12/31/2011                        1.30                 0                 0              0.50%              2.8%
12/31/2010                        1.26                 0                 0              0.50%              9.2%
12/31/2009                        1.16                 0                 0              0.50%             15.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.25%             10.6%
12/31/2012                        1.43                 0                 0              0.25%              9.6%
12/31/2011                        1.31                 0                 0              0.25%              3.1%
12/31/2010                        1.27                 0                 0              0.25%              9.5%
12/31/2009                        1.16                 0                 0              0.25%             15.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60               338   $           541              0.00%             10.8%
12/31/2012                        1.45               363               525              0.00%              9.9%
12/31/2011                        1.32                 0                 0              0.00%              3.3%
12/31/2010                        1.27                 0                 0              0.00%              9.8%
12/31/2009                        1.16                 0                 0              0.00%             16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               2.2%
                2011               2.6%
                2010               3.4%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,166,300   $    12,174,093           911,817
                                                                         ===============   ===============
Receivables: investments sold                                   12,458
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,178,758
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,387,537         7,114,366   $          1.88
Band 100                                                        27,834            14,620              1.90
Band 75                                                             --                --              1.93
Band 50                                                             --                --              1.95
Band 25                                                             --                --              1.97
Band 0                                                         763,387           382,692              1.99
                                                       ---------------   ---------------
 Total                                                 $    14,178,758         7,511,678
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       285,118
Mortality & expense charges                                                                       (126,607)
                                                                                           ---------------
Net investment income (loss)                                                                       158,511
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           135,714
Realized gain distributions                                                                        136,771
Net change in unrealized appreciation (depreciation)                                             1,440,558
                                                                                           ---------------
Net gain (loss)                                                                                  1,713,043
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,871,554
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            158,511   $             30,594
Net realized gain (loss)                                                     135,714                 18,348
Realized gain distributions                                                  136,771                 49,908
Net change in unrealized appreciation (depreciation)                       1,440,558                498,420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,871,554                597,270
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,285,890              3,698,569
Cost of units redeemed                                                    (1,925,315)              (979,328)
Account charges                                                              (22,445)                (9,292)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,338,130              2,709,949
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,209,684              3,307,219
Net assets, beginning                                                      6,969,074              3,661,855
                                                                --------------------   --------------------
Net assets, ending                                              $         14,178,758   $          6,969,074
                                                                ====================   ====================

Units sold                                                                 5,213,250              2,631,826
Units redeemed                                                            (2,098,990)              (857,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,114,260              1,774,356
Units outstanding, beginning                                               4,397,418              2,623,062
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,511,678              4,397,418
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,446,586
Cost of units redeemed/account charges                                                           (3,844,898)
Net investment income (loss)                                                                        221,278
Net realized gain (loss)                                                                            176,906
Realized gain distributions                                                                         186,679
Net change in unrealized appreciation (depreciation)                                              1,992,207
                                                                                       --------------------
Net assets                                                                             $         14,178,758
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88             7,114   $        13,388              1.25%             19.2%
12/31/2012                        1.58             4,030             6,363              1.25%             13.3%
12/31/2011                        1.39             2,486             3,465              1.25%             -2.2%
12/31/2010                        1.42             1,165             1,659              1.25%             13.7%
12/31/2009                        1.25               355               445              1.25%             25.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                15   $            28              1.00%             19.5%
12/31/2012                        1.59                 3                 4              1.00%             13.6%
12/31/2011                        1.40                 0                 0              1.00%             -1.9%
12/31/2010                        1.43                 0                 0              1.00%             14.0%
12/31/2009                        1.26                 0                 0              1.00%             25.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.75%             19.8%
12/31/2012                        1.61                 0                 0              0.75%             13.9%
12/31/2011                        1.41                 0                 0              0.75%             -1.7%
12/31/2010                        1.44                 0                 0              0.75%             14.3%
12/31/2009                        1.26                 0                 0              0.75%             25.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                 0   $             0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.1%
12/31/2011                        1.42                 0                 0              0.50%             -1.4%
12/31/2010                        1.44                 0                 0              0.50%             14.5%
12/31/2009                        1.26                 0                 0              0.50%             25.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.25%             20.4%
12/31/2012                        1.64                 0                 0              0.25%             14.4%
12/31/2011                        1.43                 0                 0              0.25%             -1.2%
12/31/2010                        1.45                 0                 0              0.25%             14.8%
12/31/2009                        1.26                 0                 0              0.25%             26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99               383   $           763              0.00%             20.7%
12/31/2012                        1.65               364               602              0.00%             14.7%
12/31/2011                        1.44               137               197              0.00%             -0.9%
12/31/2010                        1.45               127               185              0.00%             15.1%
12/31/2009                        1.26                 0                 0              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.7%
                2012               1.7%
                2011               2.0%
                2010               1.8%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,856,953   $    21,706,141         1,655,634
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,882)
                                                       ---------------
Net assets                                             $    24,851,071
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,161,259        13,574,732   $          1.78
Band 100                                                         3,632             2,017              1.80
Band 75                                                             --                --              1.82
Band 50                                                          6,770             3,673              1.84
Band 25                                                             --                --              1.86
Band 0                                                         679,410           360,093              1.89
                                                       ---------------   ---------------
 Total                                                 $    24,851,071        13,940,515
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       477,746
Mortality & expense charges                                                                       (238,344)
                                                                                           ---------------
Net investment income (loss)                                                                       239,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           298,677
Realized gain distributions                                                                        239,517
Net change in unrealized appreciation (depreciation)                                             2,135,372
                                                                                           ---------------
Net gain (loss)                                                                                  2,673,566
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,912,968
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            239,402   $             55,859
Net realized gain (loss)                                                     298,677                 96,805
Realized gain distributions                                                  239,517                105,898
Net change in unrealized appreciation (depreciation)                       2,135,372                840,423
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,912,968              1,098,985
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,452,499              6,088,818
Cost of units redeemed                                                    (3,627,973)            (2,353,137)
Account charges                                                              (24,774)               (10,834)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,799,752              3,724,847
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,712,720              4,823,832
Net assets, beginning                                                     13,138,351              8,314,519
                                                                --------------------   --------------------

Net assets, ending                                              $         24,851,071   $         13,138,351
                                                                ====================   ====================

Units sold                                                                 8,395,794              4,471,982
Units redeemed                                                            (3,013,011)            (1,982,220)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,382,783              2,489,762
Units outstanding, beginning                                               8,557,732              6,067,970
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,940,515              8,557,732
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,488,663
Cost of units redeemed/account charges                                                           (7,978,377)
Net investment income (loss)                                                                        381,595
Net realized gain (loss)                                                                            462,963
Realized gain distributions                                                                         345,415
Net change in unrealized appreciation (depreciation)                                              3,150,812
                                                                                       --------------------
Net assets                                                                             $         24,851,071
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78            13,575   $        24,161              1.25%             16.2%
12/31/2012                        1.53             8,184            12,540              1.25%             11.9%
12/31/2011                        1.37             5,889             8,061              1.25%             -1.1%
12/31/2010                        1.38             3,149             4,360              1.25%             12.6%
12/31/2009                        1.23             1,125             1,384              1.25%             23.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 2   $             4              1.00%             16.5%
12/31/2012                        1.55                 0                 0              1.00%             12.2%
12/31/2011                        1.38                 0                 0              1.00%             -0.9%
12/31/2010                        1.39                 0                 0              1.00%             12.9%
12/31/2009                        1.23                 0                 0              1.00%             23.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.75%             16.8%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.39                 0                 0              0.75%             -0.6%
12/31/2010                        1.40                 0                 0              0.75%             13.1%
12/31/2009                        1.23                 0                 0              0.75%             23.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 4   $             7              0.50%             17.0%
12/31/2012                        1.57                 4                 6              0.50%             12.8%
12/31/2011                        1.40                 3                 5              0.50%             -0.4%
12/31/2010                        1.40                 1                 1              0.50%             13.4%
12/31/2009                        1.24                 0                 0              0.50%             23.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.25%             17.3%
12/31/2012                        1.59                 0                 0              0.25%             13.1%
12/31/2011                        1.41                 0                 0              0.25%             -0.1%
12/31/2010                        1.41                 0                 0              0.25%             13.7%
12/31/2009                        1.24                 0                 0              0.25%             23.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89               360   $           679              0.00%             17.6%
12/31/2012                        1.60               370               593              0.00%             13.3%
12/31/2011                        1.42               176               249              0.00%              0.1%
12/31/2010                        1.41               132               186              0.00%             14.0%
12/31/2009                        1.24                 0                 0              0.00%             24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.5%
                2012               1.7%
                2011               2.1%
                2010               2.0%
                2009               1.3%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,801,172   $    22,202,342         2,051,463
                                                                         ===============   ===============
Receivables: investments sold                                  554,919
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    25,356,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,509,810        10,982,872   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.96
Band 0                                                       4,846,281         2,448,121              1.98
                                                       ---------------   ---------------
 Total                                                 $    25,356,091        13,430,993
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       549,248
Mortality & expense charges                                                                       (168,572)
                                                                                           ---------------
Net investment income (loss)                                                                       380,676
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           215,737
Realized gain distributions                                                                        194,144
Net change in unrealized appreciation (depreciation)                                             1,843,027
                                                                                           ---------------
Net gain (loss)                                                                                  2,252,908
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,633,584
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from
operations:
Net investment income (loss)                                    $            380,676   $             58,352
Net realized gain (loss)                                                     215,737                 31,908
Realized gain distributions                                                  194,144                 80,102
Net change in unrealized appreciation
(depreciation)                                                             1,843,027                796,775
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,633,584                967,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,549,748              4,520,769
Cost of units redeemed                                                    (1,294,493)              (761,049)
Account charges                                                              (13,201)                (8,596)
                                                                --------------------   --------------------
Increase (decrease)                                                       12,242,054              3,751,124
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,875,638              4,718,261
Net assets, beginning                                                     10,480,453              5,762,192
                                                                --------------------   --------------------
Net assets, ending                                              $         25,356,091   $         10,480,453
                                                                ====================   ====================

Units sold                                                                 7,864,876              3,042,847
Units redeemed                                                            (1,035,469)              (549,035)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,829,407              2,493,812
Units outstanding, beginning                                               6,601,586              4,107,774
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,430,993              6,601,586
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         26,608,418
Cost of units redeemed/account charges                                                           (4,953,709)
Net investment income (loss)                                                                        528,855
Net realized gain (loss)                                                                            283,744
Realized gain distributions                                                                         289,953
Net change in unrealized appreciation
(depreciation)                                                                                    2,598,830
                                                                                       --------------------
Net assets                                                                             $         25,356,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87            10,983   $        20,510              1.25%             18.2%
12/31/2012                        1.58             5,914             9,344              1.25%             13.1%
12/31/2011                        1.40             3,619             5,056              1.25%             -1.5%
12/31/2010                        1.42             1,560             2,212              1.25%             13.6%
12/31/2009                        1.25                 0                 0              1.25%             24.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              1.00%             18.5%
12/31/2012                        1.59                 0                 0              1.00%             13.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             13.8%
12/31/2009                        1.25                 0                 0              1.00%             25.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.75%             18.8%
12/31/2012                        1.61                 0                 0              0.75%             13.6%
12/31/2011                        1.42                 0                 0              0.75%             -1.0%
12/31/2010                        1.43                 0                 0              0.75%             14.1%
12/31/2009                        1.25                 0                 0              0.75%             25.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.50%             19.1%
12/31/2012                        1.62                 0                 0              0.50%             13.9%
12/31/2011                        1.43                 0                 0              0.50%             -0.8%
12/31/2010                        1.44                 0                 0              0.50%             14.4%
12/31/2009                        1.26                 0                 0              0.50%             25.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.25%             19.4%
12/31/2012                        1.64                 0                 0              0.25%             14.2%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             14.7%
12/31/2009                        1.26                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98             2,448   $         4,846              0.00%             19.7%
12/31/2012                        1.65               687             1,137              0.00%             14.5%
12/31/2011                        1.44               489               706              0.00%             -0.3%
12/31/2010                        1.45               273               395              0.00%             15.0%
12/31/2009                        1.26                 0                 0              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.1%
                2012               1.9%
                2011               2.4%
                2010               2.7%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,933,652   $    28,531,068         2,279,258
                                                                         ===============   ===============
Receivables: investments sold                                   21,552
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    31,955,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,475,173        18,437,776   $          1.65
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.73
Band 0                                                       1,480,031           844,708              1.75
                                                       ---------------   ---------------
 Total                                                 $    31,955,204        19,282,484
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       586,776
Mortality & expense charges                                                                       (316,809)
                                                                                           ---------------
Net investment income (loss)                                                                       269,967
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           396,924
Realized gain distributions                                                                        306,557
Net change in unrealized appreciation (depreciation)                                             2,116,000
                                                                                           ---------------
Net gain (loss)                                                                                  2,819,481
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,089,448
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            269,967   $            141,306
Net realized gain (loss)                                                     396,924                 77,372
Realized gain distributions                                                  306,557                131,607
Net change in unrealized appreciation (depreciation)                       2,116,000              1,037,852
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,089,448              1,388,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,814,964             11,477,594
Cost of units redeemed                                                    (4,276,343)            (3,589,639)
Account charges                                                              (22,905)               (12,509)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,515,716              7,875,446
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,605,164
                                                                                                  9,263,583
Net assets, beginning                                                     20,350,040             11,086,457
                                                                --------------------   --------------------
Net assets, ending                                              $         31,955,204   $         20,350,040
                                                                ====================   ====================

Units sold                                                                 8,650,383              9,447,176
Units redeemed                                                            (3,161,446)            (3,961,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,488,937              5,486,089
Units outstanding, beginning                                              13,793,547              8,307,458
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,282,484             13,793,547
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         37,215,831
Cost of units redeemed/account charges                                                          (10,196,621)
Net investment income (loss)                                                                        582,661
Net realized gain (loss)                                                                            512,585
Realized gain distributions                                                                         438,164
Net change in unrealized appreciation (depreciation)                                              3,402,584
                                                                                       --------------------
Net assets                                                                             $         31,955,204
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65            18,438   $        30,475              1.25%             12.3%
12/31/2012                        1.47            12,982            19,100              1.25%             10.5%
12/31/2011                        1.33             7,832            10,431              1.25%              0.3%
12/31/2010                        1.33             3,898             5,178              1.25%             10.9%
12/31/2009                        1.20             1,219             1,460              1.25%             19.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              1.00%             12.6%
12/31/2012                        1.48                 0                 0              1.00%             10.7%
12/31/2011                        1.34                 0                 0              1.00%              0.5%
12/31/2010                        1.33                 0                 0              1.00%             11.2%
12/31/2009                        1.20                 0                 0              1.00%             20.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.75%             12.9%
12/31/2012                        1.50                 0                 0              0.75%             11.0%
12/31/2011                        1.35                 0                 0              0.75%              0.8%
12/31/2010                        1.34                 0                 0              0.75%             11.5%
12/31/2009                        1.20                 0                 0              0.75%             20.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.50%             13.2%
12/31/2012                        1.51                 0                 0              0.50%             11.3%
12/31/2011                        1.36                 0                 0              0.50%              1.0%
12/31/2010                        1.35                 0                 0              0.50%             11.7%
12/31/2009                        1.20                 0                 0              0.50%             20.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.25%             13.5%
12/31/2012                        1.53                 0                 0              0.25%             11.6%
12/31/2011                        1.37                 0                 0              0.25%              1.3%
12/31/2010                        1.35                 0                 0              0.25%             12.0%
12/31/2009                        1.21                 0                 0              0.25%             20.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75               845   $         1,480              0.00%             13.8%
12/31/2012                        1.54               812             1,250              0.00%             11.9%
12/31/2011                        1.38               476               655              0.00%              1.5%
12/31/2010                        1.36               416               564              0.00%             12.3%
12/31/2009                        1.21                 0                 0              0.00%             20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.0%
                2011               2.5%
                2010               2.5%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,018,342   $     9,917,569           892,551
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,105)
                                                       ---------------
Net assets                                             $    10,996,237
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,114,120         3,692,614   $          1.93
Band 100                                                            --                --              1.95
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.02
Band 0                                                       3,882,117         1,900,887              2.04
                                                       ---------------   ---------------
 Total                                                 $    10,996,237         5,593,501
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       247,770
Mortality & expense charges                                                                        (61,156)
                                                                                           ---------------
Net investment income (loss)                                                                       186,614
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,076
Realized gain distributions                                                                         89,443
Net change in unrealized appreciation (depreciation)                                               794,582
                                                                                           ---------------
Net gain (loss)                                                                                  1,024,101
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,210,715
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            186,614   $             20,244
Net realized gain (loss)                                                     140,076                 25,098
Realized gain distributions                                                   89,443                 29,959
Net change in unrealized appreciation (depreciation)                         794,582                322,351
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,210,715                397,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,830,785              1,962,444
Cost of units redeemed                                                    (1,036,649)              (364,562)
Account charges                                                               (6,971)                (3,715)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,787,165              1,594,167
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,997,880              1,991,819
Net assets, beginning                                                      3,998,357              2,006,538
                                                                --------------------   --------------------
Net assets, ending                                              $         10,996,237   $          3,998,357
                                                                ====================   ====================

Units sold                                                                 3,822,579              1,311,409
Units redeemed                                                              (706,101)              (251,669)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,116,478              1,059,740
Units outstanding, beginning                                               2,477,023              1,417,283
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,593,501              2,477,023
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,178,007
Cost of units redeemed/account charges                                                           (1,828,367)
Net investment income (loss)                                                                        229,632
Net realized gain (loss)                                                                            193,299
Realized gain distributions                                                                         122,893
Net change in unrealized appreciation (depreciation)                                              1,100,773
                                                                                       --------------------
Net assets                                                                             $         10,996,237
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93             3,693   $         7,114              1.25%             20.1%
12/31/2012                        1.60             2,161             3,468              1.25%             14.0%
12/31/2011                        1.41             1,190             1,676              1.25%             -2.2%
12/31/2010                        1.44               630               906              1.25%             14.3%
12/31/2009                        1.26                 0                 0              1.25%             26.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                 0   $             0              1.00%             20.4%
12/31/2012                        1.62                 0                 0              1.00%             14.2%
12/31/2011                        1.42                 0                 0              1.00%             -1.9%
12/31/2010                        1.45                 0                 0              1.00%             14.6%
12/31/2009                        1.26                 0                 0              1.00%             26.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.75%             20.7%
12/31/2012                        1.63                 0                 0              0.75%             14.5%
12/31/2011                        1.43                 0                 0              0.75%             -1.7%
12/31/2010                        1.45                 0                 0              0.75%             14.8%
12/31/2009                        1.26                 0                 0              0.75%             26.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.50%             21.0%
12/31/2012                        1.65                 0                 0              0.50%             14.8%
12/31/2011                        1.44                 0                 0              0.50%             -1.5%
12/31/2010                        1.46                 0                 0              0.50%             15.1%
12/31/2009                        1.27                 0                 0              0.50%             26.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.25%             21.3%
12/31/2012                        1.66                 0                 0              0.25%             15.1%
12/31/2011                        1.45                 0                 0              0.25%             -1.2%
12/31/2010                        1.46                 0                 0              0.25%             15.4%
12/31/2009                        1.27                 0                 0              0.25%             26.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04             1,901   $         3,882              0.00%             21.6%
12/31/2012                        1.68               316               530              0.00%             15.4%
12/31/2011                        1.46               227               331              0.00%             -1.0%
12/31/2010                        1.47               127               187              0.00%             15.7%
12/31/2009                        1.27                 0                 0              0.00%             27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.3%
                2012               1.9%
                2011               2.0%
                2010               2.3%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO A CLASS - 02507F209

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,500,585   $    25,297,573         2,065,137
                                                                         ===============   ===============
Receivables: investments sold                                   27,701
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    27,528,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,774,055        17,250,379   $          1.55
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                         754,231           458,411              1.65
                                                       ---------------    --------------
 Total                                                 $    27,528,286        17,708,790
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       486,492
Mortality & expense charges                                                                       (291,373)
                                                                                           ---------------
Net investment income (loss)                                                                       195,119
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           460,442
Realized gain distributions                                                                        353,467
Net change in unrealized appreciation (depreciation)                                             1,232,819
                                                                                           ---------------
Net gain (loss)                                                                                  2,046,728
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,241,847
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            195,119   $            135,467
Net realized gain (loss)                                                     460,442                113,466
Realized gain distributions                                                  353,467                143,543
Net change in unrealized appreciation (depreciation)                       1,232,819                778,519
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,241,847              1,170,995
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,857,904             11,557,480
Cost of units redeemed                                                    (5,343,373)            (4,920,751)
Account charges                                                              (18,998)               (11,533)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,495,533              6,625,196
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,737,380
                                                                                                  7,796,191
Net assets, beginning                                                     18,790,906             10,994,715
                                                                --------------------   --------------------
Net assets, ending                                              $         27,528,286   $         18,790,906
                                                                ====================   ====================

Units sold                                                                 8,754,671              9,453,637
Units redeemed                                                            (4,331,383)            (4,643,887)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,423,288              4,809,750
Units outstanding, beginning                                              13,285,502              8,475,752
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,708,790             13,285,502
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         37,980,445
Cost of units redeemed/account charges                                                          (14,391,941)
Net investment income (loss)                                                                        523,722
Net realized gain (loss)                                                                            716,038
Realized gain distributions                                                                         497,010
Net change in unrealized appreciation (depreciation)                                              2,203,012
                                                                                       --------------------
Net assets                                                                             $         27,528,286
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55            17,250   $        26,774              1.25%              9.9%
12/31/2012                        1.41            12,940            18,281              1.25%              8.9%
12/31/2011                        1.30             8,381            10,867              1.25%              1.6%
12/31/2010                        1.28             4,778             6,096              1.25%              9.2%
12/31/2009                        1.17             1,638             1,914              1.25%             16.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%             10.1%
12/31/2012                        1.43                 0                 0              1.00%              9.2%
12/31/2011                        1.31                 0                 0              1.00%              1.9%
12/31/2010                        1.28                 0                 0              1.00%              9.5%
12/31/2009                        1.17                 0                 0              1.00%             17.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             10.4%
12/31/2012                        1.44                 0                 0              0.75%              9.5%
12/31/2011                        1.31                 0                 0              0.75%              2.1%
12/31/2010                        1.29                 0                 0              0.75%              9.7%
12/31/2009                        1.17                 0                 0              0.75%             17.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             10.7%
12/31/2012                        1.45                 0                 0              0.50%              9.8%
12/31/2011                        1.32                 0                 0              0.50%              2.4%
12/31/2010                        1.29                 0                 0              0.50%             10.0%
12/31/2009                        1.17                 0                 0              0.50%             17.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             11.0%
12/31/2012                        1.47                 0                 0              0.25%             10.0%
12/31/2011                        1.33                 0                 0              0.25%              2.6%
12/31/2010                        1.30                 0                 0              0.25%             10.3%
12/31/2009                        1.18                 0                 0              0.25%             17.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65               458   $           754              0.00%             11.3%
12/31/2012                        1.48               345               510              0.00%             10.3%
12/31/2011                        1.34                95               128              0.00%              2.9%
12/31/2010                        1.30                99               129              0.00%             10.6%
12/31/2009                        1.18                14                17              0.00%             17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               2.1%
                2011               2.6%
                2010               2.7%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,847,693   $    25,650,025         2,409,648
                                                                         ===============   ===============
Receivables: investments sold                                  995,804
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    28,843,497
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    23,555,688        13,610,639   $          1.73
Band 100                                                            --                --              1.75
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.81
Band 0                                                       5,287,809         2,882,260              1.83
                                                       ---------------   ---------------
 Total                                                 $    28,843,497        16,492,899
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       582,076
Mortality & expense charges                                                                       (188,172)
                                                                                           ---------------
Net investment income (loss)                                                                       393,904
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           240,147
Realized gain distributions                                                                        213,781
Net change in unrealized appreciation (depreciation)                                             1,528,435
                                                                                           ---------------
Net gain (loss)                                                                                  1,982,363
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,376,267
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            393,904   $             85,342
Net realized gain (loss)                                                     240,147                 62,133
Realized gain distributions                                                  213,781                 97,919
Net change in unrealized appreciation (depreciation)                       1,528,435                745,339
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,376,267                990,733
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  16,481,994              4,875,435
Cost of units redeemed                                                    (1,719,364)            (1,010,030)
Account charges                                                              (13,050)                (8,572)
                                                                --------------------   --------------------
Increase (decrease)                                                       14,749,580              3,856,833
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,125,847              4,847,566
Net assets, beginning                                                     11,717,650              6,870,084
                                                                --------------------   --------------------
Net assets, ending                                              $         28,843,497   $         11,717,650
                                                                ====================   ====================

Units sold                                                                10,412,160              3,389,016
Units redeemed                                                            (1,625,904)              (719,670)
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,786,256              2,669,346
Units outstanding, beginning                                               7,706,643              5,037,297
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,492,899              7,706,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         33,838,319
Cost of units redeemed/account charges                                                           (8,540,086)
Net investment income (loss)                                                                        606,029
Net realized gain (loss)                                                                            411,920
Realized gain distributions                                                                         329,647
Net change in unrealized appreciation (depreciation)                                              2,197,668
                                                                                       --------------------
Net assets                                                                             $         28,843,497
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73            13,611   $        23,556              1.25%             14.4%
12/31/2012                        1.51             6,850            10,361              1.25%             11.4%
12/31/2011                        1.36             4,395             5,968              1.25%             -0.2%
12/31/2010                        1.36             2,261             3,077              1.25%             12.0%
12/31/2009                        1.22                 0                 0              1.25%             21.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              1.00%             14.7%
12/31/2012                        1.53                 0                 0              1.00%             11.7%
12/31/2011                        1.37                 0                 0              1.00%              0.0%
12/31/2010                        1.37                 0                 0              1.00%             12.3%
12/31/2009                        1.22                 0                 0              1.00%             21.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.75%             15.0%
12/31/2012                        1.54                 0                 0              0.75%             11.9%
12/31/2011                        1.38                 0                 0              0.75%              0.3%
12/31/2010                        1.37                 0                 0              0.75%             12.5%
12/31/2009                        1.22                 0                 0              0.75%             21.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.50%             15.3%
12/31/2012                        1.55                 0                 0              0.50%             12.2%
12/31/2011                        1.39                 0                 0              0.50%              0.5%
12/31/2010                        1.38                 0                 0              0.50%             12.8%
12/31/2009                        1.22                 0                 0              0.50%             22.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.25%             15.6%
12/31/2012                        1.57                 0                 0              0.25%             12.5%
12/31/2011                        1.39                 0                 0              0.25%              0.8%
12/31/2010                        1.38                 0                 0              0.25%             13.1%
12/31/2009                        1.22                 0                 0              0.25%             22.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83             2,882   $         5,288              0.00%             15.9%
12/31/2012                        1.58               857             1,356              0.00%             12.8%
12/31/2011                        1.40               642               902              0.00%              1.0%
12/31/2010                        1.39               391               543              0.00%             13.4%
12/31/2009                        1.23                 0                 0              0.00%             22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.9%
                2012               2.1%
                2011               2.6%
                2010               3.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      American Century One Choice 2020 Portfolio Investor Class - 02507F696

                            STATEMENT OF NET ASSETS
                              December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    40,728,203   $    38,353,707        3,576,121
                                                                         ===============   ===============
Receivables: investments sold                                1,505,788
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    42,233,991
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    35,023,751        21,625,486   $          1.62
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.70
Band 0                                                       7,210,240         4,199,711              1.72
                                                       ---------------   ---------------
 Total                                                 $    42,233,991        25,825,197
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       808,640
Mortality & expense charges                                                                       (270,255)
                                                                                           ---------------
Net investment income (loss)                                                                       538,385
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           362,564
Realized gain distributions                                                                        294,266

Net change in unrealized appreciation (depreciation)                                             1,498,321
                                                                                           ---------------
Net gain (loss)                                                                                  2,155,151
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,693,536
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            538,385   $            131,741
Net realized gain (loss)                                                     362,564                 57,253
Realized gain distributions                                                  294,266                134,588
Net change in unrealized appreciation
(depreciation)                                                             1,498,321                882,268
                                                                --------------------   --------------------
Increase (decrease) in net assets from
operations                                                                 2,693,536              1,205,850
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  27,415,747              6,074,995
Cost of units redeemed                                                    (3,468,727)            (1,345,255)
Account charges                                                              (14,630)                (5,556)
                                                                --------------------   --------------------
Increase (decrease)                                                       23,932,390              4,724,184
                                                                --------------------   --------------------
Net increase (decrease)                                                   26,625,926              5,930,034
Net assets, beginning                                                     15,608,065              9,678,031
                                                                --------------------   --------------------
Net assets, ending                                              $         42,233,991   $         15,608,065
                                                                ====================   ====================

Units sold                                                                18,020,219              4,378,352
Units redeemed                                                            (2,857,961)            (1,000,947)
                                                                --------------------   --------------------
Net increase (decrease)                                                   15,162,258              3,377,405
Units outstanding, beginning                                              10,662,939              7,285,534
                                                                --------------------   --------------------
Units outstanding, ending                                                 25,825,197             10,662,939
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         47,498,097
Cost of units redeemed/account charges                                                           (9,487,882)
Net investment income (loss)                                                                        884,959
Net realized gain (loss)                                                                            501,647
Realized gain distributions                                                                         462,674
Net change in unrealized appreciation
(depreciation)                                                                                    2,374,496
                                                                                       --------------------

Net assets                                                                             $         42,233,991
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62            21,625   $        35,024              1.25%             11.2%
12/31/2012                        1.46             9,554            13,916              1.25%             10.1%
12/31/2011                        1.32             6,448             8,533              1.25%              1.2%
12/31/2010                        1.31             3,499             4,574              1.25%             10.3%
12/31/2009                        1.18                 0                 0              1.25%             18.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              1.00%             11.5%
12/31/2012                        1.47                 0                 0              1.00%             10.4%
12/31/2011                        1.33                 0                 0              1.00%              1.5%
12/31/2010                        1.31                 0                 0              1.00%             10.6%
12/31/2009                        1.19                 0                 0              1.00%             18.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.75%             11.7%
12/31/2012                        1.48                 0                 0              0.75%             10.6%
12/31/2011                        1.34                 0                 0              0.75%              1.7%
12/31/2010                        1.32                 0                 0              0.75%             10.9%
12/31/2009                        1.19                 0                 0              0.75%             18.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.50%             12.0%
12/31/2012                        1.50                 0                 0              0.50%             10.9%
12/31/2011                        1.35                 0                 0              0.50%              2.0%
12/31/2010                        1.32                 0                 0              0.50%             11.1%
12/31/2009                        1.19                 0                 0              0.50%             19.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%             12.3%
12/31/2012                        1.51                 0                 0              0.25%             11.2%
12/31/2011                        1.36                 0                 0              0.25%              2.2%
12/31/2010                        1.33                 0                 0              0.25%             11.4%
12/31/2009                        1.19                 0                 0              0.25%             19.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72             4,200   $         7,210              0.00%             12.6%
12/31/2012                        1.52             1,109             1,692              0.00%             11.5%
12/31/2011                        1.37               837             1,145              0.00%              2.5%
12/31/2010                        1.33               415               553              0.00%             11.7%
12/31/2009                        1.19                 0                 0              0.00%             19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               2.2%
                2011               2.9%
                2010               3.7%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY DISCIPLINED GROWTH INVESTOR CLASS - 02507M675

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,667,905   $     1,552,808            94,776
                                                                         ===============   ===============
Receivables: investments sold                                    1,108
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,669,013
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,669,013         1,186,684   $          1.41
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $     1,669,013         1,186,684
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,527
Mortality & expense charges                                                                         (9,690)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,163)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,654
Realized gain distributions                                                                         81,954
Net change in unrealized appreciation (depreciation)                                               118,819
                                                                                           ---------------
Net gain (loss)                                                                                    221,427
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       218,264
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,163)  $                926
Net realized gain (loss)                                                      20,654                     (9)
Realized gain distributions                                                   81,954                     --
Net change in unrealized appreciation (depreciation)                         118,819                 (3,722)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            218,264                 (2,805)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,723,593                272,972
Cost of units redeemed                                                    (1,425,834)              (116,954)
Account charges                                                                 (222)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,297,537                156,017
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,515,801                153,212
Net assets, beginning                                                        153,212                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,669,013   $            153,212
                                                                ====================   ====================

Units sold                                                                 2,180,403                255,121
Units redeemed                                                            (1,138,850)              (109,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,041,553                145,131
Units outstanding, beginning                                                 145,131                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,186,684                145,131
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,996,565
Cost of units redeemed/account charges                                                           (1,543,011)
Net investment income (loss)                                                                         (2,237)
Net realized gain (loss)                                                                             20,645
Realized gain distributions                                                                          81,954
Net change in unrealized appreciation (depreciation)                                                115,097
                                                                                       --------------------
Net assets                                                                             $          1,669,013
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41             1,187   $         1,669              1.25%             33.2%
12/31/2012                        1.06               145               153              1.25%              5.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             33.6%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             33.9%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             34.2%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             34.6%
12/31/2012                        1.06                 0                 0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             34.9%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS - 02507F795

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,383,538   $     5,110,003           458,376
                                                                         ===============   ===============
Receivables: investments sold                                  405,751
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,789,289
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,726,947         3,090,764   $          1.53
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.60
Band 0                                                       1,062,342           655,259              1.62
                                                       ---------------   ---------------
 Total                                                 $     5,789,289         3,746,023
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       102,025
Mortality & expense charges                                                                        (49,352)
                                                                                           ---------------
Net investment income (loss)                                                                        52,673
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           137,284
Realized gain distributions                                                                         52,574
Net change in unrealized appreciation (depreciation)                                               141,851
                                                                                           ---------------
Net gain (loss)                                                                                    331,709
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       384,382
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             52,673   $             20,304
Net realized gain (loss)                                                     137,284                  8,678
Realized gain distributions                                                   52,574                 26,915
Net change in unrealized appreciation (depreciation)                         141,851                137,680
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            384,382                193,577
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,119,423                327,642
Cost of units redeemed                                                    (2,245,552)              (219,311)
Account charges                                                               (1,035)                  (410)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,872,836                107,921
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,257,218                301,498
Net assets, beginning                                                      2,532,071              2,230,573
                                                                --------------------   --------------------

Net assets, ending                                              $          5,789,289   $          2,532,071
                                                                ====================   ====================

Units sold                                                                 3,480,926                251,087
Units redeemed                                                            (1,550,547)              (175,539)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,930,379                 75,548
Units outstanding, beginning                                               1,815,644              1,740,096
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,746,023              1,815,644
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         10,030,086
Cost of units redeemed/account charges                                                           (4,850,218)
Net investment income (loss)                                                                        100,900
Net realized gain (loss)                                                                            155,497
Realized gain distributions                                                                          79,489
Net change in unrealized appreciation (depreciation)                                                273,535
                                                                                       --------------------
Net assets                                                                             $          5,789,289
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53             3,091   $         4,727              1.25%              9.7%
12/31/2012                        1.39             1,792             2,497              1.25%              8.8%
12/31/2011                        1.28             1,726             2,212              1.25%              2.3%
12/31/2010                        1.25               395               494              1.25%              8.7%
12/31/2009                        1.15                 0                 0              1.25%             15.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              1.00%             10.0%
12/31/2012                        1.41                 0                 0              1.00%              9.0%
12/31/2011                        1.29                 0                 0              1.00%              2.5%
12/31/2010                        1.26                 0                 0              1.00%              9.0%
12/31/2009                        1.15                 0                 0              1.00%             15.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             10.3%
12/31/2012                        1.42                 0                 0              0.75%              9.3%
12/31/2011                        1.30                 0                 0              0.75%              2.8%
12/31/2010                        1.26                 0                 0              0.75%              9.2%
12/31/2009                        1.16                 0                 0              0.75%             15.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.50%             10.6%
12/31/2012                        1.43                 0                 0              0.50%              9.6%
12/31/2011                        1.31                 0                 0              0.50%              3.1%
12/31/2010                        1.27                 0                 0              0.50%              9.5%
12/31/2009                        1.16                 0                 0              0.50%             15.8%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.25%             10.8%
12/31/2012                        1.45                 0                 0              0.25%              9.9%
12/31/2011                        1.32                 0                 0              0.25%              3.3%
12/31/2010                        1.27                 0                 0              0.25%              9.8%
12/31/2009                        1.16                 0                 0              0.25%             16.0%


                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62               655   $         1,062              0.00%             11.1%
12/31/2012                        1.46                24                35              0.00%             10.1%
12/31/2011                        1.32                14                19              0.00%              3.6%
12/31/2010                        1.28                 4                 5              0.00%             10.1%
12/31/2009                        1.16                 0                 0              0.00%             16.2%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               2.5%
                2012               2.1%
                2011               2.6%
                2010               2.3%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY VP CAPITAL APPRECIATION I CLASS - 024936304

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,446,537   $    11,518,362           899,850
                                                                         ===============   ===============
Receivables: investments sold                                    2,722
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,449,259
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,449,259         4,639,692   $          3.55
Band 100                                                            --                --              3.64
Band 75                                                             --                --              3.73
Band 50                                                             --                --              3.83
Band 25                                                             --                --              3.93
Band 0                                                              --                --              4.03
                                                       ---------------   ---------------
 Total                                                 $    16,449,259         4,639,692
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (188,648)
                                                                                           ---------------
Net investment income (loss)                                                                      (188,648)
                                                                                           ---------------

Gain (loss) on investments:

Net realized gain (loss)                                                                           668,540
Realized gain distributions                                                                        580,125
Net change in unrealized appreciation (depreciation)                                             2,788,504
                                                                                           ---------------
Net gain (loss)                                                                                  4,037,169
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,848,521
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (188,648)  $           (175,933)
Net realized gain (loss)                                                     668,540                360,233
Realized gain distributions                                                  580,125                770,602
Net change in unrealized appreciation
(depreciation)                                                             2,788,504                907,753
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,848,521              1,862,655
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,286,659              1,976,119
Cost of units redeemed                                                    (3,479,645)            (3,036,868)
Account charges                                                              (10,019)               (10,780)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,203,005)            (1,071,529)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,645,516                791,126
Net assets, beginning                                                     13,803,743             13,012,617
                                                                --------------------   --------------------
Net assets, ending                                              $         16,449,259   $         13,803,743
                                                                ====================   ====================
Units sold                                                                   744,827                772,549
Units redeemed                                                            (1,139,282)            (1,174,861)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (394,455)              (402,312)
Units outstanding, beginning                                               5,034,147              5,436,459
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,639,692              5,034,147
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         59,781,543
Cost of units redeemed/account charges                                                          (52,902,669)
Net investment income (loss)                                                                     (1,398,004)
Net realized gain (loss)                                                                            695,964
Realized gain distributions                                                                       5,344,250
Net change in unrealized appreciation(depreciation)                                               4,928,175
                                                                                       --------------------
Net assets                                                                             $         16,449,259
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.55             4,640   $        16,449              1.25%             29.3%
12/31/2012                        2.74             5,034            13,804              1.25%             14.6%
12/31/2011                        2.39             5,436            13,013              1.25%             -7.7%
12/31/2010                        2.59             5,327            13,809              1.25%             29.7%
12/31/2009                        2.00             5,438            10,872              1.25%             35.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.64                 0   $             0              1.00%             29.6%
12/31/2012                        2.81                 0                 0              1.00%             14.8%
12/31/2011                        2.44                 0                 0              1.00%             -7.4%
12/31/2010                        2.64                 0                 0              1.00%             30.0%
12/31/2009                        2.03                 0                 0              1.00%             35.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.73                 0   $             0              0.75%             29.9%
12/31/2012                        2.87                 0                 0              0.75%             15.1%
12/31/2011                        2.49                 0                 0              0.75%             -7.2%
12/31/2010                        2.69                 0                 0              0.75%             30.3%
12/31/2009                        2.06                 0                 0              0.75%             36.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.83                 0   $             0              0.50%             30.3%
12/31/2012                        2.94                 0                 0              0.50%             15.4%
12/31/2011                        2.55                 0                 0              0.50%             -7.0%
12/31/2010                        2.74                 0                 0              0.50%             30.6%
12/31/2009                        2.10                 0                 0              0.50%             36.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.93                 0   $             0              0.25%             30.6%
12/31/2012                        3.01                 0                 0              0.25%             15.7%
12/31/2011                        2.60                 0                 0              0.25%             -6.7%
12/31/2010                        2.79               204               568              0.25%             31.0%
12/31/2009                        2.13               139               296              0.25%             36.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.03                 0   $             0              0.00%             30.9%
12/31/2012                        3.08                 0                 0              0.00%             16.0%
12/31/2011                        2.65                 0                 0              0.00%             -6.5%
12/31/2010                        2.84                 0                 0              0.00%             31.3%
12/31/2009                        2.16                 0                 0              0.00%             37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,282,792   $     9,950,435           743,207
                                                                         ===============   ===============
Receivables: investments sold                                  281,522
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,564,314
                                                       ===============

                                                                             UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,032,827         5,262,153   $          1.91

Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.95
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.00
Band 0                                                       1,531,487           757,750              2.02
                                                       ---------------   ---------------
 Total                                                 $    11,564,314         6,019,903
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       260,818
Mortality & expense charges                                                                        (81,453)
                                                                                           ---------------
Net investment income (loss)                                                                       179,365
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           144,637
Realized gain distributions                                                                        111,317
Net change in unrealized appreciation (depreciation)                                               939,346
                                                                                           ---------------
Net gain (loss)                                                                                  1,195,300
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,374,665
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            179,365   $             39,130
Net realized gain (loss)                                                     144,637                 38,884
Realized gain distributions                                                  111,317                 39,359
Net change in unrealized appreciation (depreciation)                         939,346                406,762
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,374,665                524,135
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,593,527              2,829,621
Cost of units redeemed                                                      (961,372)              (723,192)
Account charges                                                               (8,453)                (5,819)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,623,702              2,100,610
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,998,367              2,624,745
Net assets, beginning                                                      5,565,947              2,941,202
                                                                --------------------   --------------------
Net assets, ending                                              $         11,564,314   $          5,565,947
                                                                ====================   ====================

Units sold                                                                 3,280,183              1,888,674
Units redeemed                                                              (727,996)              (504,316)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,552,187              1,384,358
Units outstanding, beginning                                               3,467,716              2,083,358
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,019,903              3,467,716
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,939,072
Cost of units redeemed/account charges                                                           (3,344,745)
Net investment income (loss)                                                                        261,777
Net realized gain (loss)                                                                            225,177
Realized gain distributions                                                                         150,676
Net change in unrealized appreciation (depreciation)                                              1,332,357
                                                                                       --------------------
                                                                                       $         11,564,314
Net assets                                                                             ====================


----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91             5,262   $        10,033              1.25%             19.6%
12/31/2012                        1.59             2,978             4,749              1.25%             13.6%
12/31/2011                        1.40             1,744             2,448              1.25%             -2.0%
12/31/2010                        1.43               824             1,180              1.25%             14.1%
12/31/2009                        1.26                10                13              1.25%             25.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              1.00%             19.9%
12/31/2012                        1.61                 0                 0              1.00%             13.9%
12/31/2011                        1.41                 0                 0              1.00%             -1.8%
12/31/2010                        1.44                 0                 0              1.00%             14.4%
12/31/2009                        1.26                 0                 0              1.00%             25.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                 0   $             0              0.75%             20.2%
12/31/2012                        1.62                 0                 0              0.75%             14.1%
12/31/2011                        1.42                 0                 0              0.75%             -1.5%
12/31/2010                        1.44                 0                 0              0.75%             14.6%
12/31/2009                        1.26                 0                 0              0.75%             26.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.50%             20.5%
12/31/2012                        1.64                 0                 0              0.50%             14.4%
12/31/2011                        1.43                 0                 0              0.50%             -1.3%
12/31/2010                        1.45                 0                 0              0.50%             14.9%
12/31/2009                        1.26                 0                 0              0.50%             26.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.25%             20.8%
12/31/2012                        1.65                 0                 0              0.25%             14.7%
12/31/2011                        1.44                 0                 0              0.25%             -1.0%
12/31/2010                        1.46                 0                 0              0.25%             15.2%
12/31/2009                        1.26                 0                 0              0.25%             26.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02               758   $         1,531              0.00%             21.1%
12/31/2012                        1.67               489               817              0.00%             15.0%
12/31/2011                        1.45               340               493              0.00%             -0.8%
12/31/2010                        1.46               188               275              0.00%             15.5%
12/31/2009                        1.27                 0                 0              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.0%
                2012               2.0%
                2011               2.3%
                2010               2.7%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,210,138   $    18,058,270         1,383,436
                                                                         ===============   ===============
Receivables: investments sold                                  555,243
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,765,381
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,197,558        10,096,993   $          1.80
Band 100                                                            --                --              1.82
Band 75                                                             --                --              1.84
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.89
Band 0                                                       2,567,823         1,344,058              1.91
                                                       ---------------   ---------------
 Total                                                 $    20,765,381        11,441,051
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       439,603
Mortality & expense charges                                                                       (155,294)
                                                                                           ---------------
Net investment income (loss)                                                                       284,309
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           186,710
Realized gain distributions                                                                        195,029
Net change in unrealized appreciation (depreciation)                                             1,498,610
                                                                                           ---------------
Net gain (loss)                                                                                  1,880,349
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,164,658
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            284,309   $             81,103
Net realized gain (loss)                                                     186,710                 80,117
Realized gain distributions                                                  195,029                 86,673
Net change in unrealized appreciation (depreciation)                       1,498,610                686,032
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,164,658                933,925
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,175,116              5,008,585
Cost of units redeemed                                                    (2,298,671)            (1,162,709)
Account charges                                                              (14,691)                (9,038)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,861,754              3,836,838
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,026,412              4,770,763
Net assets, beginning                                                     10,738,969              5,968,206
                                                                --------------------   --------------------
Net assets, ending                                              $         20,765,381   $         10,738,969
                                                                ====================   ====================

Units sold                                                                 6,166,325              3,387,093
Units redeemed                                                            (1,625,690)              (794,751)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,540,635              2,592,342
Units outstanding, beginning                                               6,900,416              4,308,074
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,441,051              6,900,416
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,515,664
Cost of units redeemed/account charges                                                           (8,027,548)
Net investment income (loss)                                                                        472,780
Net realized gain (loss)                                                                            370,915
Realized gain distributions                                                                         281,702
Net change in unrealized appreciation (depreciation)                                              2,151,868
                                                                                       --------------------
Net assets                                                                             $         20,765,381
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80            10,097   $        18,198              1.25%             16.5%
12/31/2012                        1.55             6,071             9,396              1.25%             12.2%
12/31/2011                        1.38             3,738             5,156              1.25%             -0.9%
12/31/2010                        1.39             1,714             2,384              1.25%             12.9%
12/31/2009                        1.23                 4                 5              1.25%             23.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              1.00%             16.8%
12/31/2012                        1.56                 0                 0              1.00%             12.5%
12/31/2011                        1.39                 0                 0              1.00%             -0.6%
12/31/2010                        1.40                 0                 0              1.00%             13.1%
12/31/2009                        1.23                 0                 0              1.00%             23.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.75%             17.0%
12/31/2012                        1.58                 0                 0              0.75%             12.8%
12/31/2011                        1.40                 0                 0              0.75%             -0.4%
12/31/2010                        1.40                 0                 0              0.75%             13.4%
12/31/2009                        1.24                 0                 0              0.75%             23.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.50%             17.3%
12/31/2012                        1.59                 0                 0              0.50%             13.1%
12/31/2011                        1.41                 0                 0              0.50%             -0.1%
12/31/2010                        1.41                 0                 0              0.50%             13.7%
12/31/2009                        1.24                 0                 0              0.50%             23.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.25%             17.6%
12/31/2012                        1.61                 0                 0              0.25%             13.3%
12/31/2011                        1.42                 0                 0              0.25%              0.1%
12/31/2010                        1.41                 0                 0              0.25%             14.0%
12/31/2009                        1.24                 0                 0              0.25%             24.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91             1,344   $         2,568              0.00%             17.9%
12/31/2012                        1.62               829             1,343              0.00%             13.6%
12/31/2011                        1.43               570               813              0.00%              0.4%
12/31/2010                        1.42               315               447              0.00%             14.3%
12/31/2009                        1.24                 0                 0              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               2.1%
                2011               2.7%
                2010               3.3%
                2009               2.6%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO INVESTOR CLASS - 02507F100

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,120,219   $    18,890,727         1,589,434
                                                                         ===============   ===============
Receivables: investments sold                                1,066,937
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,187,156
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,610,378        11,854,552   $          1.57
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.64
Band 0                                                       2,576,778         1,548,362              1.66
                                                       ---------------   ---------------
 Total                                                 $    21,187,156        13,402,914
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       409,360
Mortality & expense charges                                                                       (173,244)
                                                                                           ---------------
Net investment income (loss)                                                                       236,116
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           325,736
Realized gain distributions                                                                        260,569
Net change in unrealized appreciation
(depreciation)                                                                                     730,800
                                                                                           ---------------
Net gain (loss)                                                                                  1,317,105
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,553,221
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            236,116   $            124,842
Net realized gain (loss)                                                     325,736                 82,325
Realized gain distributions                                                  260,569                 95,570
Net change in unrealized appreciation (depreciation)                         730,800                563,139
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,553,221                865,876
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,126,485              6,976,944
Cost of units redeemed                                                    (2,865,003)            (2,176,370)
Account charges                                                              (15,398)                (6,560)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,246,084              4,794,014
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,799,305              5,659,890
Net assets, beginning                                                     12,387,851              6,727,961
                                                                --------------------   --------------------
Net assets, ending                                              $         21,187,156   $         12,387,851
                                                                ====================   ====================

Units sold                                                                 7,971,711              5,112,400
Units redeemed                                                            (3,208,595)            (1,595,393)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,763,116              3,517,007
Units outstanding, beginning                                               8,639,798              5,122,791
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,402,914              8,639,798
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,393,081
Cost of units redeemed/account charges                                                           (9,914,033)
Net investment income (loss)                                                                        535,391
Net realized gain (loss)                                                                            587,086
Realized gain distributions                                                                         356,139
Net change in unrealized appreciation (depreciation)                                              1,229,492
                                                                                       --------------------
Net assets                                                                             $         21,187,156
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57            11,855   $        18,610              1.25%             10.1%
12/31/2012                        1.43             7,541            10,748              1.25%              9.2%
12/31/2011                        1.31             4,160             5,429              1.25%              1.9%
12/31/2010                        1.28             3,223             4,129              1.25%              9.5%
12/31/2009                        1.17                58                67              1.25%             17.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              1.00%             10.4%
12/31/2012                        1.44                 0                 0              1.00%              9.5%
12/31/2011                        1.31                 0                 0              1.00%              2.1%
12/31/2010                        1.29                 0                 0              1.00%              9.7%
12/31/2009                        1.17                 0                 0              1.00%             17.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.75%             10.7%
12/31/2012                        1.45                 0                 0              0.75%              9.8%
12/31/2011                        1.32                 0                 0              0.75%              2.4%
12/31/2010                        1.29                 0                 0              0.75%             10.0%
12/31/2009                        1.17                 0                 0              0.75%             17.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%             11.0%
12/31/2012                        1.47                 0                 0              0.50%             10.0%
12/31/2011                        1.33                 0                 0              0.50%              2.6%
12/31/2010                        1.30                 0                 0              0.50%             10.3%
12/31/2009                        1.18                 0                 0              0.50%             17.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.25%             11.3%
12/31/2012                        1.48                 0                 0              0.25%             10.3%
12/31/2011                        1.34                 0                 0              0.25%              2.9%
12/31/2010                        1.30                 0                 0              0.25%             10.6%
12/31/2009                        1.18                 0                 0              0.25%             17.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66             1,548   $         2,577              0.00%             11.5%
12/31/2012                        1.49             1,099             1,640              0.00%             10.6%
12/31/2011                        1.35               963             1,299              0.00%              3.2%
12/31/2010                        1.31               456               597              0.00%             10.8%
12/31/2009                        1.18                 0                 0              0.00%             18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.4%
                2012               2.5%
                2011               2.6%
                2010               4.0%
                2009               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,655,330   $    21,309,181         1,767,999
                                                                         ===============   ===============
Receivables: investments sold                                1,132,021
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    24,787,351
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,894,646        13,096,427   $          1.67
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.73
Band 25                                                             --                --              1.75
Band 0                                                       2,892,705         1,632,244              1.77
                                                       ---------------   ---------------
 Total                                                 $    24,787,351        14,728,671
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       496,952
Mortality & expense charges                                                                       (197,255)
                                                                                           ---------------
Net investment income (loss)                                                                       299,697
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           221,654
Realized gain distributions                                                                        228,512
Net change in unrealized appreciation (depreciation)                                             1,414,012
                                                                                           ---------------
Net gain (loss)                                                                                  1,864,178
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,163,875
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            299,697   $            130,021
Net realized gain (loss)                                                     221,654                 44,115
Realized gain distributions                                                  228,512                 89,195
Net change in unrealized appreciation (depreciation)                       1,414,012                835,761
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,163,875              1,099,092
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,061,691              5,518,452
Cost of units redeemed                                                    (2,115,489)              (980,859)
Account charges                                                              (19,656)                (9,942)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,926,546              4,527,651
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,090,421              5,626,743
Net assets, beginning                                                     13,696,930              8,070,187
                                                                --------------------   --------------------
Net assets, ending                                              $         24,787,351   $         13,696,930
                                                                ====================   ====================

Units sold                                                                 7,148,810              3,878,312
Units redeemed                                                            (1,586,460)              (702,277)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,562,350              3,176,035
Units outstanding, beginning                                               9,166,321              5,990,286
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,728,671              9,166,321
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         27,752,497
Cost of units redeemed/account charges                                                           (6,628,905)
Net investment income (loss)                                                                        614,824
Net realized gain (loss)                                                                            385,079
Realized gain distributions                                                                         317,707
Net change in unrealized appreciation (depreciation)                                              2,346,149
                                                                                       --------------------
Net assets                                                                             $         24,787,351
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67            13,096   $        21,895              1.25%             12.6%
12/31/2012                        1.48             7,868            11,680              1.25%             10.7%
12/31/2011                        1.34             5,099             6,835              1.25%              0.5%
12/31/2010                        1.33             3,517             4,691              1.25%             11.2%
12/31/2009                        1.20                32                38              1.25%             20.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              1.00%             12.9%
12/31/2012                        1.50                 0                 0              1.00%             11.0%
12/31/2011                        1.35                 0                 0              1.00%              0.8%
12/31/2010                        1.34                 0                 0              1.00%             11.5%
12/31/2009                        1.20                 0                 0              1.00%             20.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.75%             13.2%
12/31/2012                        1.51                 0                 0              0.75%             11.3%
12/31/2011                        1.36                 0                 0              0.75%              1.0%
12/31/2010                        1.34                 0                 0              0.75%             11.7%
12/31/2009                        1.20                 0                 0              0.75%             20.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.50%             13.5%
12/31/2012                        1.53                 0                 0              0.50%             11.6%
12/31/2011                        1.37                 0                 0              0.50%              1.3%
12/31/2010                        1.35                 0                 0              0.50%             12.0%
12/31/2009                        1.21                 0                 0              0.50%             20.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.25%             13.8%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%              1.5%
12/31/2010                        1.36                 0                 0              0.25%             12.3%
12/31/2009                        1.21                 0                 0              0.25%             20.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77             1,632   $         2,893              0.00%             14.0%
12/31/2012                        1.55             1,298             2,017              0.00%             12.1%
12/31/2011                        1.39               892             1,236              0.00%              1.8%
12/31/2010                        1.36               534               727              0.00%             12.6%
12/31/2009                        1.21                 0                 0              0.00%             21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                    2013                          2.6%
                    2012                          2.3%
                    2011                          2.6%
                    2010                          3.6%
                    2009                          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY MID CAP VALUE INVESTOR CLASS - 025076654

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,471,513   $     8,174,174           634,901
                                                                         ===============   ===============
Receivables: investments sold                                  515,484
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,986,997
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,123,295         3,152,479   $          2.26
Band 100                                                            --                --              2.29
Band 75                                                             --                --              2.32
Band 50                                                             --                --              2.35
Band 25                                                             --                --              2.38
Band 0                                                       2,863,702         1,190,018              2.41
                                                       ---------------   ---------------
 Total                                                 $     9,986,997         4,342,497
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       110,925
Mortality & expense charges                                                                        (60,034)
                                                                                           ---------------
Net investment income (loss)                                                                        50,891
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           119,809
Realized gain distributions                                                                        536,710
Net change in unrealized appreciation
(depreciation)                                                                                   1,109,891
                                                                                           ---------------
Net gain (loss)                                                                                  1,766,410
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,817,301
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             50,891   $             58,893
Net realized gain (loss)                                                     119,809                 22,387
Realized gain distributions                                                  536,710                127,389
Net change in unrealized appreciation (depreciation)                       1,109,891                238,100
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,817,301                446,769
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,936,479              4,803,137
Cost of units redeemed                                                    (1,223,315)            (1,407,030)
Account charges                                                               (8,911)                (7,269)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,704,253              3,388,838
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,521,554              3,835,607
Net assets, beginning                                                      5,465,443              1,629,836
                                                                --------------------   --------------------
Net assets, ending                                              $          9,986,997   $          5,465,443
                                                                ====================   ====================

Units sold                                                                 1,905,978              3,138,145
Units redeemed                                                              (604,202)            (1,161,610)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,301,776              1,976,535
Units outstanding, beginning                                               3,040,721              1,064,186
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,342,497              3,040,721
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,783,849
Cost of units redeemed/account charges                                                           (4,154,028)
Net investment income (loss)                                                                        119,902
Net realized gain (loss)                                                                            193,919
Realized gain distributions                                                                         746,016
Net change in unrealized appreciation (depreciation)                                              1,297,339
                                                                                       --------------------
Net assets                                                                             $          9,986,997
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.26             3,152   $         7,123              1.25%             28.3%
12/31/2012                        1.76             1,828             3,220              1.25%             15.0%
12/31/2011                        1.53             1,064             1,630              1.25%             -2.0%
12/31/2010                        1.56               615               961              1.25%             18.1%
12/31/2009                        1.32               108               143              1.25%             28.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              1.00%             28.6%
12/31/2012                        1.78                 0                 0              1.00%             15.3%
12/31/2011                        1.54                 0                 0              1.00%             -1.7%
12/31/2010                        1.57                 0                 0              1.00%             18.4%
12/31/2009                        1.33                 0                 0              1.00%             29.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.75%             29.0%
12/31/2012                        1.80                 0                 0              0.75%             15.6%
12/31/2011                        1.55                 0                 0              0.75%             -1.5%
12/31/2010                        1.58                 0                 0              0.75%             18.7%
12/31/2009                        1.33                 0                 0              0.75%             29.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35                 0   $             0              0.50%             29.3%
12/31/2012                        1.82                 0                 0              0.50%             15.9%
12/31/2011                        1.57                 0                 0              0.50%             -1.2%
12/31/2010                        1.59                 0                 0              0.50%             19.0%
12/31/2009                        1.33                 0                 0              0.50%             29.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                 0   $             0              0.25%             29.6%
12/31/2012                        1.83                 0                 0              0.25%             16.1%
12/31/2011                        1.58                 0                 0              0.25%             -1.0%
12/31/2010                        1.59                 0                 0              0.25%             19.3%
12/31/2009                        1.34                 0                 0              0.25%             30.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41             1,190   $         2,864              0.00%             29.9%
12/31/2012                        1.85             1,212             2,246              0.00%             16.4%
12/31/2011                        1.59                 0                 0              0.00%             -0.7%
12/31/2010                        1.60                 0                 0              0.00%             19.6%
12/31/2009                        1.34                 0                 0              0.00%             30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               2.4%
                2011               1.5%
                2010               1.6%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,471,061   $     1,067,829           181,364
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (198)
                                                       ---------------
Net assets                                             $     1,470,863
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,108,351           545,460   $          2.03
Band 100                                                            --                --              2.08
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.19
Band 25                                                             --                --              2.25
Band 0                                                         362,512           154,658              2.34
                                                       ---------------   ---------------
 Total                                                 $     1,470,863           700,118
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,263
Mortality & expense charges                                                                        (11,925)
                                                                                           ---------------
Net investment income (loss)                                                                         5,338
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            39,149
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               256,842
                                                                                           ---------------
Net gain (loss)                                                                                    295,991
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       301,329
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,338   $             10,116
Net realized gain (loss)                                                      39,149                228,898
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         256,842                (13,163)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            301,329                225,851
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     314,783                297,294
Cost of units redeemed                                                       (73,167)            (1,320,110)
Account charges                                                                  (98)                  (166)
                                                                --------------------   --------------------
Increase (decrease)                                                          241,518             (1,022,982)
                                                                --------------------   --------------------
Net increase (decrease)                                                      542,847               (797,131)
Net assets, beginning                                                        928,016              1,725,147
                                                                --------------------   --------------------
Net assets, ending                                              $          1,470,863   $            928,016
                                                                ====================   ====================

Units sold                                                                   195,769                188,876
Units redeemed                                                               (76,897)              (816,146)
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,872               (627,270)
Units outstanding, beginning                                                 581,246              1,208,516
                                                                --------------------   --------------------
Units outstanding, ending                                                    700,118                581,246
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,466,011
Cost of units redeemed/account charges                                                           (5,185,976)
Net investment income (loss)                                                                        110,713
Net realized gain (loss)                                                                           (463,493)
Realized gain distributions                                                                         140,376
Net change in unrealized appreciation
(depreciation)                                                                                      403,232
                                                                                       --------------------
Net assets                                                                             $          1,470,863
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03               545   $         1,108              1.25%             29.3%
12/31/2012                        1.57               514               807              1.25%             14.9%
12/31/2011                        1.37               785             1,074              1.25%             -0.2%
12/31/2010                        1.37             1,189             1,629              1.25%              9.5%
12/31/2009                        1.25             1,236             1,547              1.25%             18.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              1.00%             29.6%
12/31/2012                        1.61                 0                 0              1.00%             15.2%
12/31/2011                        1.40                 0                 0              1.00%              0.0%
12/31/2010                        1.40                 0                 0              1.00%              9.8%
12/31/2009                        1.27                 0                 0              1.00%             19.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.75%             30.0%
12/31/2012                        1.65                 0                 0              0.75%             15.5%
12/31/2011                        1.43                 0                 0              0.75%              0.3%
12/31/2010                        1.42                 0                 0              0.75%             10.1%
12/31/2009                        1.29                 0                 0              0.75%             19.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.50%             30.3%
12/31/2012                        1.68                 0                 0              0.50%             15.8%
12/31/2011                        1.45                 0                 0              0.50%              0.5%
12/31/2010                        1.45                 0                 0              0.50%             10.3%
12/31/2009                        1.31                 0                 0              0.50%             19.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.25                 0   $             0              0.25%             30.6%
12/31/2012                        1.72                 0                 0              0.25%             16.0%
12/31/2011                        1.49                 0                 0              0.25%              0.8%
12/31/2010                        1.47                 0                 0              0.25%             10.6%
12/31/2009                        1.33                 0                 0              0.25%             19.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34               155   $           363              0.00%             31.0%
12/31/2012                        1.79                67               121              0.00%             16.3%
12/31/2011                        1.54               423               651              0.00%              1.0%
12/31/2010                        1.52               420               639              0.00%             10.9%
12/31/2009                        1.37               367               504              0.00%             20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.6%
                2011               1.4%
                2010               1.4%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INFLATION ADJUSTED BOND A CLASS - 025081829

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,782,080   $    13,161,242         1,039,026
                                                                         ===============   ===============
Receivables: investments sold                                  156,334
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,938,414
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,471,213         7,829,612   $          1.34
Band 100                                                        51,705            37,741              1.37
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.47
Band 0                                                       1,415,496           938,452              1.51
                                                       ---------------   ---------------
 Total                                                 $    11,938,414         8,805,805
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       150,939
Mortality & expense charges                                                                       (168,686)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,747)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           392,955
Realized gain distributions                                                                        274,631
Net change in unrealized appreciation (depreciation)                                            (2,397,868)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,730,282)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    (1,748,029)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,747)  $            190,158
Net realized gain (loss)                                                     392,955                449,155
Realized gain distributions                                                  274,631                163,711
Net change in unrealized appreciation (depreciation)                      (2,397,868)               136,065
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,748,029)               939,089
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,560,255             11,281,101
Cost of units redeemed                                                    (7,364,569)            (7,537,387)
Account charges                                                              (14,734)               (32,677)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,819,048)             3,711,037
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,567,077)             4,650,126
Net assets, beginning                                                     19,505,491             14,855,365
                                                                --------------------   --------------------
Net assets, ending                                              $         11,938,414   $         19,505,491
                                                                ====================   ====================

Units sold                                                                 3,542,353              7,946,767
Units redeemed                                                            (7,611,728)            (5,487,737)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,069,375)             2,459,030
Units outstanding, beginning                                              12,875,180             10,416,150
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,805,805             12,875,180
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         40,011,944
Cost of units redeemed/account charges                                                          (29,432,478)
Net investment income (loss)                                                                        863,170
Net realized gain (loss)                                                                          1,232,383
Realized gain distributions                                                                         642,557
Net change in unrealized appreciation (depreciation)                                             (1,379,162)
                                                                                       --------------------
Net assets                                                                             $         11,938,414
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             7,830   $        10,471              1.25%            -10.4%
12/31/2012                        1.49            11,157            16,661              1.25%              5.1%
12/31/2011                        1.42             9,945            14,128              1.25%             11.2%
12/31/2010                        1.28             8,638            11,030              1.25%              3.9%
12/31/2009                        1.23             5,339             6,560              1.25%              9.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                38   $            52              1.00%            -10.2%
12/31/2012                        1.53                89               136              1.00%              5.4%
12/31/2011                        1.45                77               111              1.00%             11.5%
12/31/2010                        1.30                72                93              1.00%              4.2%
12/31/2009                        1.25                62                78              1.00%              9.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%            -10.0%
12/31/2012                        1.56                 0                 0              0.75%              5.6%
12/31/2011                        1.48                 0                 0              0.75%             11.8%
12/31/2010                        1.32                 0                 0              0.75%              4.5%
12/31/2009                        1.26                 0                 0              0.75%              9.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             -9.8%
12/31/2012                        1.59                 0                 0              0.50%              5.9%
12/31/2011                        1.50                 0                 0              0.50%             12.1%
12/31/2010                        1.34                 0                 0              0.50%              4.7%
12/31/2009                        1.28                 0                 0              0.50%              9.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%             -9.5%
12/31/2012                        1.63                 0                 0              0.25%              6.2%
12/31/2011                        1.53                 0                 0              0.25%             12.4%
12/31/2010                        1.36                 0                 0              0.25%              5.0%
12/31/2009                        1.30                 0                 0              0.25%             10.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51               938   $         1,415              0.00%             -9.3%
12/31/2012                        1.66             1,628             2,708              0.00%              6.4%
12/31/2011                        1.56               395               617              0.00%             12.6%
12/31/2010                        1.39               389               540              0.00%              5.2%
12/31/2009                        1.32               294               388              0.00%             10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               2.3%
                2011               3.5%
                2010               1.9%
                2009               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP VALUE A CLASS - 025076837

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,096,576   $     1,907,110           215,627
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,461)
                                                       ---------------
Net assets                                             $     2,085,115
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,711,971           529,649   $          3.23
Band 100                                                            --                --              3.32
Band 75                                                             --                --              3.40
Band 50                                                        139,157            39,867              3.49
Band 25                                                             --                --              3.58
Band 0                                                         233,987            63,318              3.70
                                                       ---------------   ---------------
 Total                                                 $     2,085,115           632,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,004
Mortality & expense charges                                                                        (17,950)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,946)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,400
Realized gain distributions                                                                        295,052
Net change in unrealized appreciation (depreciation)                                               169,080
                                                                                           ---------------
Net gain (loss)                                                                                    490,532
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       484,586
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,946)  $              2,149
Net realized gain (loss)                                                      26,400                (25,256)
Realized gain distributions                                                  295,052                 57,013
Net change in unrealized appreciation (depreciation)                         169,080                133,608
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            484,586                167,514
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     620,160                804,562
Cost of units redeemed                                                      (375,329)              (584,537)
Account charges                                                                 (667)                  (344)
                                                                --------------------   --------------------
Increase (decrease)                                                          244,164                219,681
                                                                --------------------   --------------------
Net increase (decrease)                                                      728,750                387,195
Net assets, beginning                                                      1,356,365                969,170
                                                                --------------------   --------------------
Net assets, ending                                              $          2,085,115   $          1,356,365
                                                                ====================   ====================

Units sold                                                                   217,106                392,247
Units redeemed                                                              (130,800)              (294,281)
                                                                --------------------   --------------------
Net increase (decrease)                                                       86,306                 97,966
Units outstanding, beginning                                                 546,528                448,562
                                                                --------------------   --------------------
Units outstanding, ending                                                    632,834                546,528
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,465,650
Cost of units redeemed/account charges                                                           (2,137,124)
Net investment income (loss)                                                                        (15,862)
Net realized gain (loss)                                                                             51,429
Realized gain distributions                                                                         531,556
Net change in unrealized appreciation (depreciation)                                                189,466
                                                                                       --------------------
Net assets                                                                             $          2,085,115
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.23               530   $         1,712              1.25%             32.8%
12/31/2012                        2.43               443             1,078              1.25%             14.9%
12/31/2011                        2.12               351               743              1.25%             -8.1%
12/31/2010                        2.30               252               580              1.25%             22.1%
12/31/2009                        1.89               139               262              1.25%             36.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.32                 0   $             0              1.00%             33.2%
12/31/2012                        2.49                 0                 0              1.00%             15.2%
12/31/2011                        2.16                 0                 0              1.00%             -7.8%
12/31/2010                        2.35                 0                 0              1.00%             22.4%
12/31/2009                        1.92                 0                 0              1.00%             37.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.40                 0   $             0              0.75%             33.5%
12/31/2012                        2.55                 0                 0              0.75%             15.5%
12/31/2011                        2.21                 0                 0              0.75%             -7.6%
12/31/2010                        2.39                 0                 0              0.75%             22.8%
12/31/2009                        1.95                 0                 0              0.75%             37.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.49                40   $           139              0.50%             33.8%
12/31/2012                        2.61                43               112              0.50%             15.8%
12/31/2011                        2.25                43                97              0.50%             -7.4%
12/31/2010                        2.43                 8                19              0.50%             23.1%
12/31/2009                        1.98                 0                 0              0.50%             37.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.58                 0   $             0              0.25%             34.2%
12/31/2012                        2.67                 0                 0              0.25%             16.1%
12/31/2011                        2.30                 0                 0              0.25%             -7.1%
12/31/2010                        2.48                 0                 0              0.25%             23.4%
12/31/2009                        2.01                 0                 0              0.25%             38.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.70                63   $           234              0.00%             34.5%
12/31/2012                        2.75                60               166              0.00%             16.3%
12/31/2011                        2.36                55               130              0.00%             -6.9%
12/31/2010                        2.54                 8                20              0.00%             23.7%
12/31/2009                        2.05                 0                 0              0.00%             38.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.3%
                2011               0.8%
                2010               0.7%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY SMALL CAP VALUE INVESTOR CLASS - 025076852

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,967,860   $    14,575,363         1,751,676
                                                                         ===============   ===============
Receivables: investments sold                                   75,955
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,043,815
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,104,647         4,625,368   $          3.48
Band 100                                                            --                --              3.57
Band 75                                                             --                --              3.66
Band 50                                                             --                --              3.76
Band 25                                                             --                --              3.86
Band 0                                                         939,168           229,979              4.08
                                                       ---------------   ---------------
 Total                                                 $    17,043,815         4,855,347
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       137,858
Mortality & expense charges                                                                       (171,561)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,703)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           277,891
Realized gain distributions                                                                      2,380,300
Net change in unrealized appreciation (depreciation)                                             1,549,597
                                                                                           ---------------
Net gain (loss)                                                                                  4,207,788
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,174,085
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,703)  $             24,430
Net realized gain (loss)                                                     277,891                 66,335
Realized gain distributions                                                2,380,300                525,407
Net change in unrealized appreciation (depreciation)                       1,549,597              1,012,691
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,174,085              1,628,863
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,976,758              1,987,991
Cost of units redeemed                                                    (2,250,646)            (2,224,713)
Account charges                                                               (3,364)                (3,685)
                                                                --------------------   --------------------
Increase (decrease)                                                          722,748               (240,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,896,833              1,388,456
Net assets, beginning                                                     12,146,982             10,758,526
                                                                --------------------   --------------------
Net assets, ending                                              $         17,043,815   $         12,146,982
                                                                ====================   ====================

Units sold                                                                   985,612                866,327
Units redeemed                                                              (743,700)              (967,081)
                                                                --------------------   --------------------
Net increase (decrease)                                                      241,912               (100,754)
Units outstanding, beginning                                               4,613,435              4,714,189
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,855,347              4,613,435
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,276,849
Cost of units redeemed/account charges                                                          (20,180,218)
Net investment income (loss)                                                                       (159,439)
Net realized gain (loss)                                                                           (987,426)
Realized gain distributions                                                                       7,701,552
Net change in unrealized appreciation (depreciation)                                              2,392,497
                                                                                       --------------------
Net assets                                                                             $         17,043,815
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.48             4,625   $        16,105              1.25%             33.2%
12/31/2012                        2.61             4,395            11,485              1.25%             15.2%
12/31/2011                        2.27             4,504            10,213              1.25%             -7.9%
12/31/2010                        2.46             4,498            11,075              1.25%             22.6%
12/31/2009                        2.01             3,897             7,824              1.25%             37.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.57                 0   $             0              1.00%             33.6%
12/31/2012                        2.67                 0                 0              1.00%             15.5%
12/31/2011                        2.31                 0                 0              1.00%             -7.7%
12/31/2010                        2.51                 0                 0              1.00%             22.9%
12/31/2009                        2.04                 0                 0              1.00%             37.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.66                 0   $             0              0.75%             33.9%
12/31/2012                        2.74                 0                 0              0.75%             15.8%
12/31/2011                        2.36                 0                 0              0.75%             -7.4%
12/31/2010                        2.55                 0                 0              0.75%             23.2%
12/31/2009                        2.07                 0                 0              0.75%             37.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.76                 0   $             0              0.50%             34.2%
12/31/2012                        2.80                 0                 0              0.50%             16.1%
12/31/2011                        2.41                 0                 0              0.50%             -7.2%
12/31/2010                        2.60                 0                 0              0.50%             23.5%
12/31/2009                        2.10                 0                 0              0.50%             38.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.86                 0   $             0              0.25%             34.6%
12/31/2012                        2.87                 0                 0              0.25%             16.4%
12/31/2011                        2.46                 0                 0              0.25%             -7.0%
12/31/2010                        2.65                 0                 0              0.25%             23.8%
12/31/2009                        2.14                 0                 0              0.25%             38.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.08               230   $           939              0.00%             34.9%
12/31/2012                        3.03               219               662              0.00%             16.7%
12/31/2011                        2.59               210               545              0.00%             -6.7%
12/31/2010                        2.78               154               429              0.00%             24.2%
12/31/2009                        2.24                 0                 0              0.00%             38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.4%
                2011               0.8%
                2010               0.8%
                2009               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,208,024   $       915,188            98,693
                                                                         ===============   ===============
Receivables: investments sold                                    3,936
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,211,960
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,211,960           437,031   $          2.77
Band 100                                                            --                --              2.85
Band 75                                                             --                --              2.92
Band 50                                                             --                --              2.99
Band 25                                                             --                --              3.07
Band 0                                                              --                --              3.19
                                                       ---------------   ---------------
 Total                                                 $     1,211,960           437,031
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           318
Mortality & expense charges                                                                        (11,606)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,288)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,987
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               286,702
                                                                                           ---------------
Net gain (loss)                                                                                    324,689
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       313,401
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,288)  $               (352)
Net realized gain (loss)                                                      37,987                  1,032
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         286,702                 10,171
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            313,401                 10,851
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,582,539                 44,828
Cost of units redeemed                                                      (818,373)               (13,371)
Account charges                                                                 (136)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          764,030                 31,457
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,077,431                 42,308
Net assets, beginning                                                        134,529                 92,221
                                                                --------------------   --------------------
Net assets, ending                                              $          1,211,960   $            134,529
                                                                ====================   ====================

Units sold                                                                   790,246                 22,637
Units redeemed                                                              (421,887)                (6,751)
                                                                --------------------   --------------------
Net increase (decrease)                                                      368,359                 15,886
Units outstanding, beginning                                                  68,672                 52,786
                                                                --------------------   --------------------
Units outstanding, ending                                                    437,031                 68,672
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,849,491
Cost of units redeemed/account charges                                                             (979,447)
Net investment income (loss)                                                                        (17,981)
Net realized gain (loss)                                                                             38,032
Realized gain distributions                                                                          29,029
Net change in unrealized appreciation (depreciation)                                                292,836
                                                                                       --------------------
Net assets                                                                             $          1,211,960
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense sratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.77               437   $         1,212              1.25%             41.6%
12/31/2012                        1.96                69               135              1.25%             12.1%
12/31/2011                        1.75                53                92              1.25%             -2.3%
12/31/2010                        1.79                64               114              1.25%             25.3%
12/31/2009                        1.43                65                93              1.25%             18.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.85                 0   $             0              1.00%             41.9%
12/31/2012                        2.00                 0                 0              1.00%             12.4%
12/31/2011                        1.78                 0                 0              1.00%             -2.0%
12/31/2010                        1.82                 0                 0              1.00%             25.6%
12/31/2009                        1.45                 0                 0              1.00%             19.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.92                 0   $             0              0.75%             42.3%
12/31/2012                        2.05                 0                 0              0.75%             12.7%
12/31/2011                        1.82                 0                 0              0.75%             -1.8%
12/31/2010                        1.85                 0                 0              0.75%             26.0%
12/31/2009                        1.47                 0                 0              0.75%             19.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.99                 0   $             0              0.50%             42.6%
12/31/2012                        2.10                 0                 0              0.50%             13.0%
12/31/2011                        1.86                 0                 0              0.50%             -1.5%
12/31/2010                        1.89                 0                 0              0.50%             26.3%
12/31/2009                        1.49                 0                 0              0.50%             19.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.07                 0   $             0              0.25%             43.0%
12/31/2012                        2.15                 0                 0              0.25%             13.3%
12/31/2011                        1.90                 0                 0              0.25%             -1.3%
12/31/2010                        1.92                 0                 0              0.25%             26.6%
12/31/2009                        1.52                 0                 0              0.25%             19.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.19                 0   $             0              0.00%             43.3%
12/31/2012                        2.23                 0                 0              0.00%             13.5%
12/31/2011                        1.96                 0                 0              0.00%             -1.0%
12/31/2010                        1.98                 0                 0              0.00%             26.9%
12/31/2009                        1.56                 0                 0              0.00%             20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY EMERGING MARKETS A CLASS - 025086851

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        31,651   $        28,162             3,731
                                                                         ===============   ===============
Receivables: investments sold                                       68
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        31,719
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        31,719            27,264   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $        31,719            27,264
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            47
Mortality & expense charges                                                                           (515)
                                                                                           ---------------
Net investment income (loss)                                                                          (468)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,453
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,801)
                                                                                           ---------------
Net gain (loss)                                                                                       (348)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (816)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (468)  $             (2,182)
Net realized gain (loss)                                                       2,453                 32,987
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,801)                 2,308
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (816)                33,113
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,676                 34,194
Cost of units redeemed                                                       (19,003)              (173,217)
Account charges                                                                 (301)                  (263)
                                                                --------------------   --------------------
Increase (decrease)                                                          (15,628)              (139,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,444)              (106,173)
Net assets, beginning                                                         48,163                154,336
                                                                --------------------   --------------------
Net assets, ending                                              $             31,719   $             48,163
                                                                ====================   ====================

Units sold                                                                     3,200                 33,562
Units redeemed                                                               (16,817)              (153,874)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,617)              (120,312)
Units outstanding, beginning                                                  40,881                161,193
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,264                 40,881
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            534,655
Cost of units redeemed/account charges                                                             (470,066)
Net investment income (loss)                                                                         (9,047)
Net realized gain (loss)                                                                            (41,518)
Realized gain distributions                                                                          14,206
Net change in unrealized appreciation (depreciation)                                                  3,489
                                                                                       --------------------
Net assets                                                                             $             31,719
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                27   $            32              1.25%             -1.2%
12/31/2012                        1.18                41                48              1.25%             23.0%
12/31/2011                        0.96               161               154              1.25%            -22.7%
12/31/2010                        1.24               151               188              1.25%             16.0%
12/31/2009                        1.07               164               176              1.25%             66.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              1.00%             -1.0%
12/31/2012                        1.20                 0                 0              1.00%             23.4%
12/31/2011                        0.97                 0                 0              1.00%            -22.5%
12/31/2010                        1.25                 0                 0              1.00%             16.3%
12/31/2009                        1.08                 0                 0              1.00%             67.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.75%             -0.8%
12/31/2012                        1.22                 0                 0              0.75%             23.7%
12/31/2011                        0.98                 0                 0              0.75%            -22.3%
12/31/2010                        1.27                 0                 0              0.75%             16.6%
12/31/2009                        1.09                 0                 0              0.75%             67.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.50%             -0.5%
12/31/2012                        1.23                 0                 0              0.50%             24.0%
12/31/2011                        1.00                 0                 0              0.50%            -22.2%
12/31/2010                        1.28                 0                 0              0.50%             16.9%
12/31/2009                        1.09                 0                 0              0.50%             68.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.25%             -0.3%
12/31/2012                        1.25                 0                 0              0.25%             24.3%
12/31/2011                        1.01                 0                 0              0.25%            -22.0%
12/31/2010                        1.29                 0                 0              0.25%             17.2%
12/31/2009                        1.10                 0                 0              0.25%             68.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%              0.0%
12/31/2012                        1.27                 0                 0              0.00%             24.6%
12/31/2011                        1.02                 0                 0              0.00%            -21.8%
12/31/2010                        1.31                 0                 0              0.00%             17.5%
12/31/2009                        1.11                 0                 0              0.00%             68.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY EMERGING MARKETS INVESTOR CLASS - 025086885

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,699   $        20,922             2,585
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $        22,698
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,698            19,196   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $        22,698            19,196
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            68
Mortality & expense charges                                                                           (251)
                                                                                           ---------------
Net investment income (loss)                                                                          (183)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                16
Realized gain distributions                                                                             --
Net change in unrealized appreciation
(depreciation)                                                                                          55
                                                                                           ---------------
Net gain (loss)                                                                                         71
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (112)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (183)  $               (230)
Net realized gain (loss)                                                          16                 37,568
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              55                (18,406)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (112)                18,932
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,415                 17,970
Cost of units redeemed                                                             8               (247,617)
Account charges                                                                  (18)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,405               (229,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,293               (210,728)
Net assets, beginning                                                         18,405                229,133
                                                                --------------------   --------------------
Net assets, ending                                              $             22,698   $             18,405
                                                                ====================   ====================

Units sold                                                                     3,802                 17,562
Units redeemed                                                                   (16)              (238,701)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,786               (221,139)
Units outstanding, beginning                                                  15,410                236,549
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,196                 15,410
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            562,315
Cost of units redeemed/account charges                                                             (487,390)
Net investment income (loss)                                                                        (10,524)
Net realized gain (loss)                                                                            (61,689)
Realized gain distributions                                                                          18,209
Net change in unrealized appreciation (depreciation)                                                  1,777
                                                                                       --------------------
Net assets                                                                             $             22,698
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                19   $            23              1.25%             -1.0%
12/31/2012                        1.19                15                18              1.25%             23.3%
12/31/2011                        0.97               237               229              1.25%            -22.6%
12/31/2010                        1.25               264               331              1.25%             16.4%
12/31/2009                        1.07               237               255              1.25%             67.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%             -0.8%
12/31/2012                        1.21                 0                 0              1.00%             23.6%
12/31/2011                        0.98                 0                 0              1.00%            -22.4%
12/31/2010                        1.26                 0                 0              1.00%             16.7%
12/31/2009                        1.08                 0                 0              1.00%             67.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.75%             -0.5%
12/31/2012                        1.23                 0                 0              0.75%             23.9%
12/31/2011                        0.99                 0                 0              0.75%            -22.2%
12/31/2010                        1.28                 0                 0              0.75%             17.0%
12/31/2009                        1.09                 0                 0              0.75%             68.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.50%             -0.3%
12/31/2012                        1.25                 0                 0              0.50%             24.2%
12/31/2011                        1.01                 0                 0              0.50%            -22.0%
12/31/2010                        1.29                 0                 0              0.50%             17.3%
12/31/2009                        1.10                 0                 0              0.50%             68.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.25%              0.0%
12/31/2012                        1.27                 0                 0              0.25%             24.5%
12/31/2011                        1.02                 0                 0              0.25%            -21.8%
12/31/2010                        1.30                 0                 0              0.25%             17.6%
12/31/2009                        1.11                 0                 0              0.25%             68.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.00%              0.2%
12/31/2012                        1.29                 0                 0              0.00%             24.9%
12/31/2011                        1.03                 0                 0              0.00%            -21.6%
12/31/2010                        1.32                 0                 0              0.00%             17.8%
12/31/2009                        1.12                 0                 0              0.00%             69.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY REAL ESTATE A CLASS - 025076860

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,945,512   $     3,963,499           172,474
                                                                         ===============   ===============
Receivables: investments sold                                   85,228
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,030,740
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,243,775         1,383,929   $          2.34
Band 100                                                         1,798               747              2.41
Band 75                                                             --                --              2.47
Band 50                                                             --                --              2.53
Band 25                                                             --                --              2.60
Band 0                                                         785,167           291,549              2.69
                                                       ---------------   ---------------
 Total                                                 $     4,030,740         1,676,225
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        66,626
Mortality & expense charges                                                                        (36,980)
                                                                                           ---------------
Net investment income (loss)                                                                        29,646
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           510,943
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (587,704)
                                                                                           ---------------
Net gain (loss)                                                                                    (76,761)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (47,115)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             29,646   $              1,234
Net realized gain (loss)                                                     510,943                220,916
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (587,704)               147,629
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (47,115)               369,779
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,601,727              2,474,655
Cost of units redeemed                                                    (2,234,056)              (924,761)
Account charges                                                               (8,886)                (8,025)
                                                                --------------------   --------------------
Increase (decrease)                                                          358,785              1,541,869
                                                                --------------------   --------------------
Net increase (decrease)                                                      311,670              1,911,648

Net assets, beginning                                                      3,719,070              1,807,422
                                                                --------------------   --------------------
Net assets, ending                                              $          4,030,740   $          3,719,070
                                                                ====================   ====================

Units sold                                                                 1,126,572              1,087,350
Units redeemed                                                              (995,131)              (419,474)
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,441                667,876
Units outstanding, beginning                                               1,544,784                876,908
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,676,225              1,544,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,510,629
Cost of units redeemed/account charges                                                           (8,986,907)
Net investment income (loss)                                                                         88,032
Net realized gain (loss)                                                                           (181,436)
Realized gain distributions                                                                         618,409
Net change in unrealized appreciation (depreciation)                                                (17,987)
                                                                                       --------------------
Net assets                                                                             $          4,030,740
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34             1,384   $         3,244              1.25%             -0.2%
12/31/2012                        2.35             1,259             2,958              1.25%             16.0%
12/31/2011                        2.03               749             1,516              1.25%             10.0%
12/31/2010                        1.84             1,062             1,955              1.25%             27.0%
12/31/2009                        1.45               861             1,249              1.25%             24.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41                 1   $             2              1.00%              0.0%
12/31/2012                        2.41                 0                 1              1.00%             16.3%
12/31/2011                        2.07                 0                 0              1.00%             10.3%
12/31/2010                        1.88                 0                 0              1.00%             27.3%
12/31/2009                        1.47                 0                 0              1.00%             25.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47                 0   $             0              0.75%              0.3%
12/31/2012                        2.46                 0                 0              0.75%             16.6%
12/31/2011                        2.11                 0                 0              0.75%             10.6%
12/31/2010                        1.91                 0                 0              0.75%             27.6%
12/31/2009                        1.50                 0                 0              0.75%             25.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53                 0   $             0              0.50%              0.5%
12/31/2012                        2.52                 0                 0              0.50%             16.9%
12/31/2011                        2.16                 0                 0              0.50%             10.8%
12/31/2010                        1.95                 0                 0              0.50%             27.9%
12/31/2009                        1.52                 0                 0              0.50%             25.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.60                 0   $             0              0.25%              0.8%
12/31/2012                        2.58                 0                 0              0.25%             17.1%
12/31/2011                        2.20                 0                 0              0.25%             11.1%
12/31/2010                        1.98                 0                 0              0.25%             28.2%
12/31/2009                        1.54                 0                 0              0.25%             26.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69               292   $           785              0.00%              1.0%
12/31/2012                        2.67               285               760              0.00%             17.4%
12/31/2011                        2.27               128               291              0.00%             11.4%
12/31/2010                        2.04               289               590              0.00%             28.6%
12/31/2009                        1.59               280               444              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.7%
                2012               1.1%
                2011               1.0%
                2010               1.2%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY REAL ESTATE INVESTOR CLASS - 025076886

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,040,584   $     7,042,979           310,905
                                                                         ===============   ===============
Receivables: investments sold                                  225,276
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,265,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,265,860         7,456,347   $          0.97
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $     7,265,860         7,456,347
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       128,709
Mortality & expense charges                                                                        (78,376)
                                                                                           ---------------
Net investment income (loss)                                                                        50,333
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           283,538
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (360,099)
                                                                                           ---------------
Net gain (loss)                                                                                    (76,561)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (26,228)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             50,333   $              5,663
Net realized gain (loss)                                                     283,538                189,080
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (360,099)               267,913
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,228)               462,656
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,829,152              6,926,528
Cost of units redeemed                                                    (3,774,268)              (933,524)
Account charges                                                              (23,124)               (27,370)
                                                                --------------------   --------------------
Increase (decrease)                                                           31,760              5,965,634
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,532              6,428,290
Net assets, beginning                                                      7,260,328                832,038
                                                                --------------------   --------------------
Net assets, ending                                              $          7,265,860   $          7,260,328
                                                                ====================   ====================

Units sold                                                                 3,879,475              7,765,466
Units redeemed                                                            (3,876,123)            (1,305,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,352              6,459,582
Units outstanding, beginning                                               7,452,995                993,413
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,456,347              7,452,995
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,543,998
Cost of units redeemed/account charges                                                           (5,752,243)
Net investment income (loss)                                                                         89,213
Net realized gain (loss)                                                                            387,280
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                 (2,395)
                                                                                       --------------------
Net assets                                                                             $          7,265,860
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97             7,456   $         7,266              1.25%              0.0%
12/31/2012                        0.97             7,453             7,260              1.25%             16.3%
12/31/2011                        0.84               993               832              1.25%             10.2%
12/31/2010                        0.76             1,218               925              1.25%             27.3%
12/31/2009                        0.60             1,144               683              1.25%             25.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              1.00%              0.3%
12/31/2012                        0.99                 0                 0              1.00%             16.6%
12/31/2011                        0.85                 0                 0              1.00%             10.5%
12/31/2010                        0.77                 0                 0              1.00%             27.6%
12/31/2009                        0.60                 0                 0              1.00%             25.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              0.5%
12/31/2012                        1.00                 0                 0              0.75%             16.9%
12/31/2011                        0.86                 0                 0              0.75%             10.8%
12/31/2010                        0.77                 0                 0              0.75%             28.0%
12/31/2009                        0.60                 0                 0              0.75%             25.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              0.8%
12/31/2012                        1.02                 0                 0              0.50%             17.2%
12/31/2011                        0.87                 0                 0              0.50%             11.1%
12/31/2010                        0.78                 0                 0              0.50%             28.3%
12/31/2009                        0.61                 0                 0              0.50%             26.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%              1.0%
12/31/2012                        1.03                 0                 0              0.25%             17.5%
12/31/2011                        0.88                 0                 0              0.25%             11.3%
12/31/2010                        0.79                 0                 0              0.25%             28.6%
12/31/2009                        0.61                 0                 0              0.25%             26.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.00%              1.3%
12/31/2012                        1.04                 0                 0              0.00%             17.8%
12/31/2011                        0.89                 0                 0              0.00%             11.6%
12/31/2010                        0.80                 0                 0              0.00%             28.9%
12/31/2009                        0.62                 0                 0              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               1.8%
                2011               1.4%
                2010               1.3%
                2009               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           661   $           684                48
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           667
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           667               668   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $           667               668
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            (6)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (29)
                                                                                           ---------------
Net gain (loss)                                                                                        (28)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           (34)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (6)  $                  3
Net realized gain (loss)                                                           1                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (29)                     6
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (34)                     9
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         245                    456
Cost of units redeemed                                                            (1)                    --
Account charges                                                                   (4)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                              240                    452
                                                                --------------------   --------------------
Net increase (decrease)                                                          206                    461
Net assets, beginning                                                            461                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                667   $                461
                                                                ====================   ====================

Units sold                                                                       243                    435
Units redeemed                                                                    (6)                    (4)
                                                                --------------------   --------------------
Net increase (decrease)                                                          237                    431
Units outstanding, beginning                                                     431                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        668                    431
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              1,486
Cost of units redeemed/account charges                                                                 (802)
Net investment income (loss)                                                                             17
Net realized gain (loss)                                                                                (15)
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                    (23)
                                                                                       --------------------
Net assets                                                                             $                667
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 1   $             1              1.25%            -6.6%
12/31/2012                        1.07                 0                 0              1.25%             2.6%
12/31/2011                        1.04                 0                 0              1.25%             4.2%
12/31/2010                        1.00                 1                 1              1.25%            -1.3%
12/31/2009                        1.01                 0                 0              1.25%             5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%            -6.4%
12/31/2012                        1.08                 0                 0              1.00%             2.8%
12/31/2011                        1.05                 0                 0              1.00%             4.4%
12/31/2010                        1.01                 0                 0              1.00%            -1.1%
12/31/2009                        1.02                 0                 0              1.00%             5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%            -6.1%
12/31/2012                        1.09                 0                 0              0.75%             3.1%
12/31/2011                        1.06                 0                 0              0.75%             4.7%
12/31/2010                        1.01                 0                 0              0.75%            -0.8%
12/31/2009                        1.02                 0                 0              0.75%             5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%            -5.9%
12/31/2012                        1.10                 0                 0              0.50%             3.3%
12/31/2011                        1.07                 0                 0              0.50%             4.9%
12/31/2010                        1.02                 0                 0              0.50%            -0.6%
12/31/2009                        1.02                 0                 0              0.50%             5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.25%            -5.7%
12/31/2012                        1.11                 0                 0              0.25%             3.6%
12/31/2011                        1.08                 0                 0              0.25%             5.2%
12/31/2010                        1.02                 0                 0              0.25%            -0.3%
12/31/2009                        1.03                 0                 0              0.25%             6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.00%            -5.4%
12/31/2012                        1.13                 0                 0              0.00%             3.8%
12/31/2011                        1.08                 0                 0              0.00%             5.5%
12/31/2010                        1.03                 0                 0              0.00%            -0.1%
12/31/2009                        1.03                 0                 0              0.00%             6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               2.6%
                2011               0.0%
                2010               7.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       138,157   $       142,749            10,041
                                                                         ===============   ===============
Receivables: investments sold                                      615
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       138,772
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       138,772           137,227   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $       138,772           137,227
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           318
Mortality & expense charges                                                                         (1,616)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,298)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (56)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (5,617)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,673)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (6,971)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,298)  $                698
Net realized gain (loss)                                                         (56)                     8
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (5,617)                 1,025
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,971)                 1,731
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      47,637                101,195
Cost of units redeemed                                                        (2,940)                (1,952)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           44,697                 99,243
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,726                100,974
Net assets, beginning                                                        101,046                     72
                                                                --------------------   --------------------
Net assets, ending                                              $            138,772   $            101,046
                                                                ====================   ====================

Units sold                                                                    46,530                109,097
Units redeemed                                                                (2,862)               (15,607)
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,668                 93,490
Units outstanding, beginning                                                  93,559                     69
                                                                --------------------   --------------------
Units outstanding, ending                                                    137,227                 93,559
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            148,903
Cost of units redeemed/account charges                                                               (4,892)
Net investment income (loss)                                                                           (599)
Net realized gain (loss)                                                                                (48)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (4,592)
                                                                                       --------------------
Net assets                                                                             $            138,772
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01               137   $           139              1.25%             -6.4%
12/31/2012                        1.08                94               101              1.25%              2.8%
12/31/2011                        1.05                 0                 0              1.25%              4.4%
12/31/2010                        1.01                 0                 0              1.25%             -1.1%
12/31/2009                        1.02                 0                 0              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%             -6.1%
12/31/2012                        1.09                 0                 0              1.00%              3.1%
12/31/2011                        1.06                 0                 0              1.00%              4.7%
12/31/2010                        1.01                 0                 0              1.00%             -0.8%
12/31/2009                        1.02                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%             -5.9%
12/31/2012                        1.10                 0                 0              0.75%              3.3%
12/31/2011                        1.07                 0                 0              0.75%              4.9%
12/31/2010                        1.02                 0                 0              0.75%             -0.6%
12/31/2009                        1.02                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.50%             -5.7%
12/31/2012                        1.11                 0                 0              0.50%              3.6%
12/31/2011                        1.07                 0                 0              0.50%              5.2%
12/31/2010                        1.02                 0                 0              0.50%             -0.3%
12/31/2009                        1.03                 0                 0              0.50%              6.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.25%             -5.4%
12/31/2012                        1.12                 0                 0              0.25%              3.8%
12/31/2011                        1.08                 0                 0              0.25%              5.5%
12/31/2010                        1.03                 0                 0              0.25%             -0.1%
12/31/2009                        1.03                 0                 0              0.25%              6.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.00%             -5.2%
12/31/2012                        1.14                 0                 0              0.00%              4.1%
12/31/2011                        1.09                 0                 0              0.00%              5.7%
12/31/2010                        1.03                 0                 0              0.00%              0.2%
12/31/2009                        1.03                 0                 0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               3.4%
                2011               2.5%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY STRATEGIC ALLOCATION CONSERVATIVE A CLASS - 025085309

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,422,930   $     7,116,094         1,253,832
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (62,935)
                                                       ---------------
Net assets                                             $     7,359,995
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,953,268         4,120,079   $          1.69
Band 100                                                         8,233             4,755              1.73
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.87
Band 0                                                         398,494           207,386              1.92
                                                       ---------------   ---------------
 Total                                                 $     7,359,995         4,332,220
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        56,529
Mortality & expense charges                                                                        (75,413)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,884)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           159,226
Realized gain distributions                                                                        416,439
Net change in unrealized appreciation (depreciation)                                               (49,821)
                                                                                           ---------------
Net gain (loss)                                                                                    525,844
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       506,960
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,884)  $              4,446
Net realized gain (loss)                                                     159,226                 66,665
Realized gain distributions                                                  416,439                181,858
Net change in unrealized appreciation (depreciation)                         (49,821)               116,985
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            506,960                369,954
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,986,165              2,725,027
Cost of units redeemed                                                    (1,843,037)            (1,550,730)
Account charges                                                               (2,987)                (2,533)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,140,141              1,171,764
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,647,101              1,541,718
Net assets, beginning                                                      5,712,894              4,171,176
                                                                --------------------   --------------------
Net assets, ending                                              $          7,359,995   $          5,712,894
                                                                ====================   ====================

Units sold                                                                 1,923,964              1,956,967
Units redeemed                                                            (1,231,239)            (1,184,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                      692,725                772,036
Units outstanding, beginning                                               3,639,495              2,867,459
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,332,220              3,639,495
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,031,415
Cost of units redeemed/account charges                                                           (7,851,684)
Net investment income (loss)                                                                         65,081
Net realized gain (loss)                                                                             18,745
Realized gain distributions                                                                         789,602
Net change in unrealized appreciation (depreciation)                                                306,836
                                                                                       --------------------
Net assets                                                                             $          7,359,995
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69             4,120   $         6,953              1.25%              8.2%
12/31/2012                        1.56             3,390             5,286              1.25%              8.0%
12/31/2011                        1.44             2,637             3,809              1.25%              1.9%
12/31/2010                        1.42             2,391             3,390              1.25%              8.0%
12/31/2009                        1.31             1,973             2,590              1.25%             12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 5   $             8              1.00%              8.5%
12/31/2012                        1.60                70               112              1.00%              8.2%
12/31/2011                        1.47                60                88              1.00%              2.1%
12/31/2010                        1.44                47                68              1.00%              8.3%
12/31/2009                        1.33                36                48              1.00%             13.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.75%              8.8%
12/31/2012                        1.63                 0                 0              0.75%              8.5%
12/31/2011                        1.51                 0                 0              0.75%              2.4%
12/31/2010                        1.47                 0                 0              0.75%              8.6%
12/31/2009                        1.35                 0                 0              0.75%             13.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.50%              9.0%
12/31/2012                        1.67                 0                 0              0.50%              8.8%
12/31/2011                        1.54                 0                 0              0.50%              2.6%
12/31/2010                        1.50                 0                 0              0.50%              8.9%
12/31/2009                        1.38                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.25%              9.3%
12/31/2012                        1.71                 0                 0              0.25%              9.0%
12/31/2011                        1.57                 0                 0              0.25%              2.9%
12/31/2010                        1.52                 0                 0              0.25%              9.1%
12/31/2009                        1.40                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92               207   $           398              0.00%              9.6%
12/31/2012                        1.75               180               315              0.00%              9.3%
12/31/2011                        1.60               171               274              0.00%              3.2%
12/31/2010                        1.55                69               107              0.00%              9.4%
12/31/2009                        1.42                 0                 0              0.00%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.3%
                2011               1.5%
                2010               1.5%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOCATION CONSERVATIVE INVESTOR CLASS - 025085101

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,921,632   $    11,277,118         1,969,656
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (359,746)
                                                       ---------------
Net assets                                             $    11,561,886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,604,540         6,501,158   $          1.63
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.81
Band 0                                                         957,346           507,787              1.89
                                                       ---------------   ---------------
 Total                                                 $    11,561,886         7,008,945
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       120,667
Mortality & expense charges                                                                       (123,439)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,772)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           338,078
Realized gain distributions                                                                        735,318
Net change in unrealized appreciation (depreciation)                                              (163,336)
                                                                                           ---------------
Net gain (loss)                                                                                    910,060
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       907,288
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,772)  $             34,734
Net realized gain (loss)                                                     338,078                196,010
Realized gain distributions                                                  735,318                306,446
Net change in unrealized appreciation (depreciation)                        (163,336)               151,949
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            907,288                689,139
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,703,777              3,074,086
Cost of units redeemed                                                    (3,642,166)            (2,139,566)
Account charges                                                               (3,366)                (1,643)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,058,245                932,877
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,965,533              1,622,016
Net assets, beginning                                                      9,596,353              7,974,337
                                                                --------------------   --------------------
Net assets, ending                                              $         11,561,886   $          9,596,353
                                                                ====================   ====================

Units sold                                                                 3,035,085              2,119,210
Units redeemed                                                            (2,331,582)            (1,472,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                      703,503                646,748
Units outstanding, beginning                                               6,305,442              5,658,694
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,008,945              6,305,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,703,018
Cost of units redeemed/account charges                                                          (17,021,774)
Net investment income (loss)                                                                        356,986
Net realized gain (loss)                                                                            325,418
Realized gain distributions                                                                       1,553,724
Net change in unrealized appreciation (depreciation)                                                644,514
                                                                                       --------------------
Net assets                                                                             $         11,561,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63             6,501   $        10,605              1.25%              8.5%
12/31/2012                        1.50             5,764             8,667              1.25%              8.2%
12/31/2011                        1.39             5,028             6,986              1.25%              2.1%
12/31/2010                        1.36             5,065             6,890              1.25%              8.3%
12/31/2009                        1.26             4,838             6,076              1.25%             13.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              1.00%              8.8%
12/31/2012                        1.54                 0                 0              1.00%              8.5%
12/31/2011                        1.42                 0                 0              1.00%              2.4%
12/31/2010                        1.39                 0                 0              1.00%              8.6%
12/31/2009                        1.28                 0                 0              1.00%             13.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.75%              9.0%
12/31/2012                        1.57                 0                 0              0.75%              8.8%
12/31/2011                        1.45                 0                 0              0.75%              2.7%
12/31/2010                        1.41                 0                 0              0.75%              8.9%
12/31/2009                        1.30                 0                 0              0.75%             13.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.50%              9.3%
12/31/2012                        1.61                 0                 0              0.50%              9.0%
12/31/2011                        1.48                 0                 0              0.50%              2.9%
12/31/2010                        1.44                 0                 0              0.50%              9.2%
12/31/2009                        1.32                 0                 0              0.50%             14.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.25%              9.6%
12/31/2012                        1.65                 0                 0              0.25%              9.3%
12/31/2011                        1.51                 0                 0              0.25%              3.2%
12/31/2010                        1.46                 0                 0              0.25%              9.4%
12/31/2009                        1.34                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89               508   $           957              0.00%              9.8%
12/31/2012                        1.72               541               929              0.00%              9.6%
12/31/2011                        1.57               631               988              0.00%              3.4%
12/31/2010                        1.51               711             1,076              0.00%              9.7%
12/31/2009                        1.38                 0                 0              0.00%             14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.5%
                2011               1.8%
                2010               1.8%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY STRATEGIC ALLOCATION MODERATE A CLASS - 025085606

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,535,589   $    33,380,379         5,093,694
                                                                         ===============   ===============
Receivables: investments sold                                   88,077
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,623,666
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    29,625,993        14,718,175   $          2.01
Band 100                                                       722,596           349,912              2.07
Band 75                                                      1,858,906           877,377              2.12
Band 50                                                         22,370            10,291              2.17
Band 25                                                             --                --              2.23
Band 0                                                       4,393,801         1,909,284              2.30
                                                       ---------------   ---------------
 Total                                                 $    36,623,666        17,865,039
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       297,594
Mortality & expense charges                                                                       (344,129)
                                                                                           ---------------
Net investment income (loss)                                                                       (46,535)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           564,005
Realized gain distributions                                                                      2,860,491
Net change in unrealized appreciation (depreciation)                                               867,595
                                                                                           ---------------
Net gain (loss)                                                                                  4,292,091
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,245,556
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (46,535)  $             81,152
Net realized gain (loss)                                                     564,005                305,274
Realized gain distributions                                                2,860,491              1,021,234
Net change in unrealized appreciation (depreciation)                         867,595              1,417,777
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,245,556              2,825,437
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,088,195              8,117,339
Cost of units redeemed                                                    (6,708,575)            (5,985,681)
Account charges                                                              (14,601)               (12,810)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,365,019              2,118,848
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,610,575              4,944,285
Net assets, beginning                                                     29,013,091             24,068,806
                                                                --------------------   --------------------
Net assets, ending                                              $         36,623,666   $         29,013,091
                                                                ====================   ====================

Units sold                                                                 6,369,758              5,313,006
Units redeemed                                                            (4,604,899)            (4,077,984)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,764,859              1,235,022
Units outstanding, beginning                                              16,100,180             14,865,158
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,865,039             16,100,180
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         94,272,073
Cost of units redeemed/account charges                                                          (66,806,026)
Net investment income (loss)                                                                        364,400
Net realized gain (loss)                                                                            348,803
Realized gain distributions                                                                       5,289,206
Net change in unrealized appreciation (depreciation)                                              3,155,210
                                                                                       --------------------
Net assets                                                                             $         36,623,666
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01            14,718   $        29,626              1.25%             13.8%
12/31/2012                        1.77            12,896            22,817              1.25%             11.2%
12/31/2011                        1.59            11,702            18,624              1.25%             -0.8%
12/31/2010                        1.60            10,739            17,229              1.25%             11.1%
12/31/2009                        1.44             8,770            12,667              1.25%             19.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07               350   $           723              1.00%             14.0%
12/31/2012                        1.81               302               548              1.00%             11.5%
12/31/2011                        1.62               299               486              1.00%             -0.6%
12/31/2010                        1.63               427               697              1.00%             11.3%
12/31/2009                        1.47             4,563             6,695              1.00%             19.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12               877   $         1,859              0.75%             14.3%
12/31/2012                        1.85             1,028             1,905              0.75%             11.7%
12/31/2011                        1.66             1,056             1,751              0.75%             -0.3%
12/31/2010                        1.66                 0                 0              0.75%             11.6%
12/31/2009                        1.49                 0                 0              0.75%             19.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                10   $            22              0.50%             14.6%
12/31/2012                        1.90                12                22              0.50%             12.0%
12/31/2011                        1.69                13                22              0.50%             -0.1%
12/31/2010                        1.69                12                20              0.50%             11.9%
12/31/2009                        1.51                 0                 0              0.50%             20.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.25%             14.9%
12/31/2012                        1.94                 0                 0              0.25%             12.3%
12/31/2011                        1.73                 0                 0              0.25%              0.2%
12/31/2010                        1.73                 0                 0              0.25%             12.2%
12/31/2009                        1.54                 0                 0              0.25%             20.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30             1,909   $         4,394              0.00%             15.2%
12/31/2012                        2.00             1,862             3,721              0.00%             12.6%
12/31/2011                        1.77             1,795             3,186              0.00%              0.4%
12/31/2010                        1.77               196               346              0.00%             12.5%
12/31/2009                        1.57                 0                 0              0.00%             20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.4%
                2011               1.5%
                2010               1.3%
                2009               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOCATION MODERATE INVESTOR CLASS - 025085408

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    81,472,930   $    78,114,435        11,314,843
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,056)
                                                       ---------------
Net assets                                             $    81,466,874
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    75,157,130        40,335,907   $          1.86
Band 100                                                            --                --              1.91
Band 75                                                             --                --              1.96
Band 50                                                             --                --              2.01
Band 25                                                             --                --              2.06
Band 0                                                       6,309,744         2,929,731              2.15
                                                       ---------------   ---------------
 Total                                                 $    81,466,874        43,265,638
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       859,921
Mortality & expense charges                                                                       (854,112)
                                                                                           ---------------
Net investment income (loss)                                                                         5,809
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           564,848
Realized gain distributions                                                                      6,519,407
Net change in unrealized appreciation (depreciation)                                             2,945,838
                                                                                           ---------------
Net gain (loss)                                                                                 10,030,093
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    10,035,902
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,809   $            293,508
Net realized gain (loss)                                                     564,848             11,043,683
Realized gain distributions                                                6,519,407              2,578,039
Net change in unrealized appreciation (depreciation)                       2,945,838             (6,631,188)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         10,035,902              7,284,042
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  17,728,056             14,024,197
Cost of units redeemed                                                   (18,822,592)           (10,139,133)
Account charges                                                              (14,057)               (10,379)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,108,593)             3,874,685
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,927,309             11,158,727
Net assets, beginning                                                     72,539,565             61,380,838
                                                                --------------------   --------------------
Net assets, ending                                              $         81,466,874   $         72,539,565
                                                                ====================   ====================

Units sold                                                                10,505,584              9,847,485
Units redeemed                                                           (11,245,070)            (7,319,011)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (739,486)             2,528,474
Units outstanding, beginning                                              44,005,124             41,476,650
                                                                --------------------   --------------------
Units outstanding, ending                                                 43,265,638             44,005,124
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        135,942,342
Cost of units redeemed/account charges                                                          (78,019,492)
Net investment income (loss)                                                                      1,631,382
Net realized gain (loss)                                                                          5,596,682
Realized gain distributions                                                                      12,957,465
Net change in unrealized appreciation (depreciation)                                              3,358,495
                                                                                       --------------------
Net assets                                                                             $         81,466,874
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86            40,336   $        75,157              1.25%             14.2%
12/31/2012                        1.63            40,859            66,679              1.25%             11.4%
12/31/2011                        1.46            38,073            55,762              1.25%             -0.7%
12/31/2010                        1.47            35,017            51,649              1.25%             11.4%
12/31/2009                        1.32            33,699            44,639              1.25%             19.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              1.00%             14.5%
12/31/2012                        1.67                 0                 0              1.00%             11.7%
12/31/2011                        1.50                 0                 0              1.00%             -0.5%
12/31/2010                        1.50                 0                 0              1.00%             11.6%
12/31/2009                        1.35                 0                 0              1.00%             19.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.75%             14.7%
12/31/2012                        1.71                 0                 0              0.75%             12.0%
12/31/2011                        1.53                 0                 0              0.75%             -0.2%
12/31/2010                        1.53                 0                 0              0.75%             11.9%
12/31/2009                        1.37                 0                 0              0.75%             20.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              0.50%             15.0%
12/31/2012                        1.75                 0                 0              0.50%             12.3%
12/31/2011                        1.56                 0                 0              0.50%              0.0%
12/31/2010                        1.56                 0                 0              0.50%             12.2%
12/31/2009                        1.39                 0                 0              0.50%             20.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.25%             15.3%
12/31/2012                        1.79                 0                 0              0.25%             12.5%
12/31/2011                        1.59                 0                 0              0.25%              0.3%
12/31/2010                        1.59                 0                 0              0.25%             12.5%
12/31/2009                        1.41                 0                 0              0.25%             20.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.15             2,930   $         6,310              0.00%             15.6%
12/31/2012                        1.86             3,146             5,860              0.00%             12.8%
12/31/2011                        1.65             3,403             5,619              0.00%              0.5%
12/31/2010                        1.64             3,568             5,859              0.00%             12.8%
12/31/2009                        1.46                 0                 0              0.00%             21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.6%
                2011               1.7%
                2010               1.5%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY STRATEGIC ALLOCATION AGGRESSIVE A CLASS - 025085887

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,106,209   $    17,746,708         2,345,669
                                                                         ===============   ===============
Receivables: investments sold                                   19,637
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,125,846
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,892,080         7,139,084   $          2.23
Band 100                                                       476,538           208,662              2.28
Band 75                                                             --                --              2.34
Band 50                                                         41,652            17,327              2.40
Band 25                                                             --                --              2.47
Band 0                                                       3,715,576         1,459,953              2.54
                                                       ---------------   ---------------
 Total                                                 $    20,125,846         8,825,026
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       192,423
Mortality & expense charges                                                                       (169,067)
                                                                                           ---------------
Net investment income (loss)                                                                        23,356
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           343,868
Realized gain distributions                                                                      1,954,564
Net change in unrealized appreciation (depreciation)                                               546,710
                                                                                           ---------------
Net gain (loss)                                                                                  2,845,142
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,868,498
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,356   $             75,137
Net realized gain (loss)                                                     343,868                219,237
Realized gain distributions                                                1,954,564                463,512
Net change in unrealized appreciation (depreciation)                         546,710                879,236
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,868,498              1,637,122
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,126,834              4,939,469
Cost of units redeemed                                                    (2,542,574)            (3,038,703)
Account charges                                                               (4,653)                (4,314)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,579,607              1,896,452
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,448,105              3,533,574
Net assets, beginning                                                     14,677,741             11,144,167
                                                                --------------------   --------------------
Net assets, ending                                              $         20,125,846   $         14,677,741
                                                                ====================   ====================

Units sold                                                                 2,611,167              2,814,105
Units redeemed                                                            (1,384,814)            (1,757,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,226,353              1,056,461
Units outstanding, beginning                                               7,598,673              6,542,212
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,825,026              7,598,673
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,487,706
Cost of units redeemed/account charges                                                          (10,762,770)
Net investment income (loss)                                                                         46,001
Net realized gain (loss)                                                                            179,587
Realized gain distributions                                                                       2,815,821
Net change in unrealized appreciation (depreciation)                                              2,359,501
                                                                                       --------------------
Net assets                                                                             $         20,125,846
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23             7,139   $        15,892              1.25%             18.1%
12/31/2012                        1.89             5,980            11,275              1.25%             13.3%
12/31/2011                        1.66             5,046             8,397              1.25%             -3.4%
12/31/2010                        1.72             4,523             7,788              1.25%             13.6%
12/31/2009                        1.52             4,075             6,175              1.25%             23.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28               209   $           477              1.00%             18.4%
12/31/2012                        1.93               197               381              1.00%             13.6%
12/31/2011                        1.70               169               286              1.00%             -3.1%
12/31/2010                        1.75               130               228              1.00%             13.9%
12/31/2009                        1.54                92               141              1.00%             24.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34                 0   $             0              0.75%             18.7%
12/31/2012                        1.97                 0                 0              0.75%             13.9%
12/31/2011                        1.73                 0                 0              0.75%             -2.9%
12/31/2010                        1.79                 0                 0              0.75%             14.2%
12/31/2009                        1.56                 0                 0              0.75%             24.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40                17   $            42              0.50%             19.0%
12/31/2012                        2.02                20                40              0.50%             14.2%
12/31/2011                        1.77                21                38              0.50%             -2.6%
12/31/2010                        1.82                24                43              0.50%             14.5%
12/31/2009                        1.59                 0                 0              0.50%             24.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47                 0   $             0              0.25%             19.3%
12/31/2012                        2.07                 0                 0              0.25%             14.4%
12/31/2011                        1.81                 0                 0              0.25%             -2.4%
12/31/2010                        1.85                 0                 0              0.25%             14.8%
12/31/2009                        1.61                 0                 0              0.25%             25.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.54             1,460   $         3,716              0.00%             19.6%
12/31/2012                        2.13             1,401             2,983              0.00%             14.7%
12/31/2011                        1.86             1,306             2,423              0.00%             -2.2%
12/31/2010                        1.90               279               529              0.00%             15.1%
12/31/2009                        1.65                 0                 0              0.00%             25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.6%
                2011               1.0%
                2010               0.8%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY STRATEGIC ALLOCATION AGGRESSIVE INVESTOR CLASS - 025085705

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    46,270,692   $    40,988,450         5,424,199
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,269)
                                                       ---------------
Net assets                                             $    46,268,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    45,221,810        22,940,316   $          1.97
Band 100                                                            --                --              2.02
Band 75                                                             --                --              2.07
Band 50                                                             --                --              2.13
Band 25                                                             --                --              2.18
Band 0                                                       1,046,613           459,356              2.28
                                                       ---------------   ---------------
 Total                                                 $    46,268,423        23,399,672
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       571,445
Mortality & expense charges                                                                       (518,148)
                                                                                           ---------------
Net investment income (loss)                                                                        53,297
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,159,584
Realized gain distributions                                                                      4,663,078
Net change in unrealized appreciation (depreciation)                                             1,322,078
                                                                                           ---------------
Net gain (loss)                                                                                  7,144,740
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,198,037
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             53,297   $            235,736
Net realized gain (loss)                                                   1,159,584                214,364
Realized gain distributions                                                4,663,078              1,295,838
Net change in unrealized appreciation (depreciation)                       1,322,078              2,864,504
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,198,037              4,610,442
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,144,619              7,856,454
Cost of units redeemed                                                    (9,716,571)            (4,394,484)
Account charges                                                               (8,432)                (6,846)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,580,384)             3,455,124
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,617,653              8,065,566
Net assets, beginning                                                     40,650,770             32,585,204
                                                                --------------------   --------------------
Net assets, ending                                              $         46,268,423   $         40,650,770
                                                                ====================   ====================

Units sold                                                                 4,579,388              5,013,657
Units redeemed                                                            (5,520,578)            (2,841,879)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (941,190)             2,171,778
Units outstanding, beginning                                              24,340,862             22,169,084
                                                                --------------------   --------------------
Units outstanding, ending                                                 23,399,672             24,340,862
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         66,716,689
Cost of units redeemed/account charges                                                          (34,819,005)
Net investment income (loss)                                                                        497,473
Net realized gain (loss)                                                                            202,815
Realized gain distributions                                                                       8,388,209
Net change in unrealized appreciation (depreciation)                                              5,282,242
                                                                                       --------------------
Net assets                                                                             $         46,268,423
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
Accumulation unit value on date of inception: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97            22,940   $        45,222              1.25%             18.4%
12/31/2012                        1.67            23,883            39,780              1.25%             13.6%
12/31/2011                        1.47            21,752            31,895              1.25%             -3.1%
12/31/2010                        1.51            19,558            29,610              1.25%             13.9%
12/31/2009                        1.33            17,387            23,115              1.25%             24.4%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              1.00%             18.6%
12/31/2012                        1.70                 0                 0              1.00%             13.9%
12/31/2011                        1.50                 0                 0              1.00%             -2.9%
12/31/2010                        1.54                 0                 0              1.00%             14.2%
12/31/2009                        1.35                 0                 0              1.00%             24.7%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07                 0   $             0              0.75%             18.9%
12/31/2012                        1.74                 0                 0              0.75%             14.2%
12/31/2011                        1.53                 0                 0              0.75%             -2.7%
12/31/2010                        1.57                 0                 0              0.75%             14.5%
12/31/2009                        1.37                 0                 0              0.75%             25.0%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              0.50%             19.2%
12/31/2012                        1.79                 0                 0              0.50%             14.4%
12/31/2011                        1.56                 0                 0              0.50%             -2.4%
12/31/2010                        1.60                 0                 0              0.50%             14.7%
12/31/2009                        1.39                 0                 0              0.50%             25.4%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              0.25%             19.5%
12/31/2012                        1.83                 0                 0              0.25%             14.7%
12/31/2011                        1.59                 0                 0              0.25%             -2.2%
12/31/2010                        1.63                 0                 0              0.25%             15.0%
12/31/2009                        1.42                 0                 0              0.25%             25.7%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28               459   $         1,047              0.00%             19.8%
12/31/2012                        1.90               458               870              0.00%             15.0%
12/31/2011                        1.65               417               690              0.00%             -1.9%
12/31/2010                        1.69               423               713              0.00%             15.3%
12/31/2009                        1.46                 0                 0              0.00%             26.0%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               0.9%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY GROWTH A CLASS - 02507M709

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,284,956   $     3,498,427           139,234
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,874)
                                                       ---------------
Net assets                                             $     4,280,082
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,135,134         2,242,594   $          1.84
Band 100                                                           706               374              1.89
Band 75                                                             --                --              1.93
Band 50                                                             --                --              1.98
Band 25                                                             --                --              2.03
Band 0                                                         144,242            69,360              2.08
                                                       ---------------   ---------------
 Total                                                 $     4,280,082         2,312,328
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        43,607
Mortality & expense charges                                                                        (43,766)
                                                                                           ---------------
Net investment income (loss)                                                                          (159)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           182,118
Realized gain distributions                                                                        176,965
Net change in unrealized appreciation (depreciation)                                               584,637
                                                                                           ---------------
Net gain (loss)                                                                                    943,720
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       943,561
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (159)  $              8,979
Net realized gain (loss)                                                     182,118                 54,364
Realized gain distributions                                                  176,965                     --
Net change in unrealized appreciation (depreciation)                         584,637                 88,193
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            943,561                151,536
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,989,903              2,608,993
Cost of units redeemed                                                    (1,860,857)            (1,403,524)
Account charges                                                               (2,436)                  (393)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,126,610              1,205,076
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,070,171              1,356,612
Net assets, beginning                                                      2,209,911                853,299
                                                                --------------------   --------------------
Net assets, ending                                              $          4,280,082   $          2,209,911
                                                                ====================   ====================

Units sold                                                                 2,208,698              1,908,635
Units redeemed                                                            (1,466,266)            (1,033,118)
                                                                --------------------   --------------------
Net increase (decrease)                                                      742,432                875,517
Units outstanding, beginning                                               1,569,896                694,379
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,312,328              1,569,896
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,590,375
Cost of units redeemed/account charges                                                           (7,417,182)
Net investment income (loss)                                                                         (5,478)
Net realized gain (loss)                                                                             51,492
Realized gain distributions                                                                         274,346
Net change in unrealized appreciation (depreciation)                                                786,529
                                                                                       --------------------
Net assets                                                                             $          4,280,082
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
Accumulation unit value on date of inception: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84             2,243   $         4,135              1.25%             31.0%
12/31/2012                        1.41             1,570             2,210              1.25%             14.6%
12/31/2011                        1.23               694               853              1.25%              2.6%
12/31/2010                        1.20               998             1,196              1.25%             13.1%
12/31/2009                        1.06               894               947              1.25%             18.3%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             1              1.00%             31.3%
12/31/2012                        1.44                 0                 0              1.00%             14.8%
12/31/2011                        1.25                 0                 0              1.00%              2.8%
12/31/2010                        1.22                 0                 0              1.00%             13.4%
12/31/2009                        1.07                 0                 0              1.00%             18.6%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.75%             31.6%
12/31/2012                        1.47                 0                 0              0.75%             15.1%
12/31/2011                        1.28                 0                 0              0.75%              3.1%
12/31/2010                        1.24                 0                 0              0.75%             13.7%
12/31/2009                        1.09                 0                 0              0.75%             18.9%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.50%             32.0%
12/31/2012                        1.50                 0                 0              0.50%             15.4%
12/31/2011                        1.30                 0                 0              0.50%              3.3%
12/31/2010                        1.26                 0                 0              0.50%             14.0%
12/31/2009                        1.10                 0                 0              0.50%             19.2%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.25%             32.3%
12/31/2012                        1.53                 0                 0              0.25%             15.7%
12/31/2011                        1.33                 0                 0              0.25%              3.6%
12/31/2010                        1.28                 0                 0              0.25%             14.3%
12/31/2009                        1.12                 0                 0              0.25%             19.4%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                69   $           144              0.00%             32.6%
12/31/2012                        1.57                 0                 0              0.00%             16.0%
12/31/2011                        1.35                 0                 0              0.00%              3.9%
12/31/2010                        1.30                 0                 0              0.00%             14.6%
12/31/2009                        1.14                 0                 0              0.00%             19.7%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.6%
                2011               1.1%
                2010               0.9%
                2009               1.2%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       214,103   $       148,250             6,104
                                                                         ===============   ===============
Receivables: investments sold                                    7,111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       221,214
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       221,214           134,226   $          1.65
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.83
Band 0                                                              --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $       221,214           134,226
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,130
Mortality & expense charges                                                                         (2,233)
                                                                                           ---------------
Net investment income (loss)                                                                         1,897
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,206
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                47,750
                                                                                           ---------------
Net gain (loss)                                                                                     49,956
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        51,853
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,897   $              1,267
Net realized gain (loss)                                                       2,206                    343
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          47,750                 15,392
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,853                 17,002
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,512                  9,480
Cost of units redeemed                                                        (9,395)                (2,258)
Account charges                                                                  (41)                   (53)
                                                                --------------------   --------------------
Increase (decrease)                                                           17,076                  7,169
                                                                --------------------   --------------------
Net increase (decrease)                                                       68,929                 24,171
Net assets, beginning                                                        152,285                128,114
                                                                --------------------   --------------------
Net assets, ending                                              $            221,214   $            152,285
                                                                ====================   ====================

Units sold                                                                    17,401                  8,197
Units redeemed                                                                (7,031)                (2,183)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,370                  6,014
Units outstanding, beginning                                                 123,856                117,842
                                                                --------------------   --------------------
Units outstanding, ending                                                    134,226                123,856
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            632,098
Cost of units redeemed/account charges                                                             (498,390)
Net investment income (loss)                                                                         13,367
Net realized gain (loss)                                                                            (54,462)
Realized gain distributions                                                                          62,748
Net change in unrealized appreciation (depreciation)                                                 65,853
                                                                                       --------------------
Net assets                                                                             $            221,214
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65               134   $           221              1.25%             34.0%
12/31/2012                        1.23               124               152              1.25%             13.1%
12/31/2011                        1.09               118               128              1.25%              1.7%
12/31/2010                        1.07               165               176              1.25%             12.7%
12/31/2009                        0.95               180               171              1.25%             16.5%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              1.00%             34.4%
12/31/2012                        1.26                 0                 0              1.00%             13.4%
12/31/2011                        1.11                 0                 0              1.00%              2.0%
12/31/2010                        1.09                 0                 0              1.00%             13.0%
12/31/2009                        0.96                 0                 0              1.00%             16.7%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.75%             34.7%
12/31/2012                        1.29                 0                 0              0.75%             13.7%
12/31/2011                        1.13                 0                 0              0.75%              2.3%
12/31/2010                        1.11                 0                 0              0.75%             13.2%
12/31/2009                        0.98                 0                 0              0.75%             17.0%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.50%             35.0%
12/31/2012                        1.32                 0                 0              0.50%             13.9%
12/31/2011                        1.16                 0                 0              0.50%              2.5%
12/31/2010                        1.13                 0                 0              0.50%             13.5%
12/31/2009                        0.99                 0                 0              0.50%             17.3%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              0.25%             35.4%
12/31/2012                        1.35                 0                 0              0.25%             14.2%
12/31/2011                        1.18                 0                 0              0.25%              2.8%
12/31/2010                        1.15                 0                 0              0.25%             13.8%
12/31/2009                        1.01                 0                 0              0.25%             17.6%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.00%             35.7%
12/31/2012                        1.46                 0                 0              0.00%             14.5%
12/31/2011                        1.28                 0                 0              0.00%              3.0%
12/31/2010                        1.24                 0                 0              0.00%             14.1%
12/31/2009                        1.09                 0                 0              0.00%             17.9%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.2%
                2011               1.4%
                2010               1.3%
                2009               1.9%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,080,840   $     9,113,693           871,484
                                                                         ===============   ===============
Receivables: investments sold                                  174,322
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,255,162
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,515,780         6,452,517   $          1.32
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.46
Band 0                                                         739,382           492,614              1.50
                                                       ---------------   ---------------
 Total                                                 $     9,255,162         6,945,131
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       153,325
Mortality & expense charges                                                                        (73,551)
                                                                                           ---------------
Net investment income (loss)                                                                        79,774
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (106,180)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (17,350)
                                                                                           ---------------
Net gain (loss)                                                                                   (123,530)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (43,756)
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,774   $             47,885
Net realized gain (loss)                                                    (106,180)                30,787
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (17,350)               (67,351)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (43,756)                11,321
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,536,799              1,693,043
Cost of units redeemed                                                    (4,689,424)            (6,096,198)
Account charges                                                              (31,854)                (1,624)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,815,521             (4,404,779)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,771,765             (4,393,458)
Net assets, beginning                                                      2,483,397              6,876,855
                                                                --------------------   --------------------
Net assets, ending                                              $          9,255,162   $          2,483,397
                                                                ====================   ====================

Units sold                                                                 8,679,003              1,239,723
Units redeemed                                                            (3,544,120)            (4,447,958)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,134,883             (3,208,235)
Units outstanding, beginning                                               1,810,248              5,018,483
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,945,131              1,810,248
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,123,484
Cost of units redeemed/account charges                                                          (19,163,191)
Net investment income (loss)                                                                        308,005
Net realized gain (loss)                                                                             19,717
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (32,853)
                                                                                       --------------------
Net assets                                                                             $          9,255,162
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32             6,453   $         8,516              1.25%             -3.8%
12/31/2012                        1.37             1,807             2,479              1.25%              0.8%
12/31/2011                        1.36             4,678             6,363              1.25%              5.7%
12/31/2010                        1.29               972             1,250              1.25%              4.7%
12/31/2009                        1.23               902             1,108              1.25%              4.1%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              1.00%             -3.5%
12/31/2012                        1.40                 0                 0              1.00%              1.1%
12/31/2011                        1.39                 0                 0              1.00%              6.0%
12/31/2010                        1.31                 0                 0              1.00%              5.0%
12/31/2009                        1.25                 0                 0              1.00%              4.4%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             -3.3%
12/31/2012                        1.44                 0                 0              0.75%              1.3%
12/31/2011                        1.42                 0                 0              0.75%              6.3%
12/31/2010                        1.33                 0                 0              0.75%              5.3%
12/31/2009                        1.27                 0                 0              0.75%              4.7%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.50%             -3.1%
12/31/2012                        1.47                 0                 0              0.50%              1.6%
12/31/2011                        1.45                 0                 0              0.50%              6.5%
12/31/2010                        1.36                 0                 0              0.50%              5.5%
12/31/2009                        1.29                 0                 0              0.50%              4.9%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.25%             -2.8%
12/31/2012                        1.50                 0                 0              0.25%              1.9%
12/31/2011                        1.48                 0                 0              0.25%              6.8%
12/31/2010                        1.38                 0                 0              0.25%              5.8%
12/31/2009                        1.31                 0                 0              0.25%              5.2%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50               493   $           739              0.00%             -2.6%
12/31/2012                        1.54                 3                 4              0.00%              2.1%
12/31/2011                        1.51               341               514              0.00%              7.1%
12/31/2010                        1.41                 0                 0              0.00%              6.1%
12/31/2009                        1.33                 0                 0              0.00%              5.5%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               1.8%
                2011               2.7%
                2010               4.9%
                2009               3.9%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AMERICAN CENTURY HERITAGE A CLASS - 025083767

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,113,183   $    17,675,548           893,518
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (248,778)
                                                       ---------------
Net assets                                             $    21,864,405
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,437,601         5,922,700   $          3.28
Band 100                                                            --                --              3.37
Band 75                                                             --                --              3.45
Band 50                                                        854,673           241,148              3.54
Band 25                                                             --                --              3.64
Band 0                                                       1,572,131           418,029              3.76
                                                       ---------------   ---------------
 Total                                                 $    21,864,405         6,581,877
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (217,853)
                                                                                           ---------------
Net investment income (loss)                                                                      (217,853)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,672,049
Realized gain distributions                                                                      2,737,401
Net change in unrealized appreciation (depreciation)                                               875,134
                                                                                           ---------------
Net gain (loss)                                                                                  5,284,584
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     5,066,731
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (217,853)  $           (209,826)
Net realized gain (loss)                                                   1,672,049                519,231
Realized gain distributions                                                2,737,401                416,014
Net change in unrealized appreciation (depreciation)                         875,134              1,663,562
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,066,731              2,388,981
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,771,884              5,315,493
Cost of units redeemed                                                    (7,732,160)            (4,634,045)
Account charges                                                               (3,168)                (4,483)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,963,444)               676,965
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,103,287              3,065,946
Net assets, beginning                                                     19,761,118             16,695,172
                                                                --------------------   --------------------
Net assets, ending                                              $         21,864,405   $         19,761,118
                                                                ====================   ====================

Units sold                                                                 1,801,775              2,106,186
Units redeemed                                                            (2,873,961)            (1,858,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,072,186)               247,240
Units outstanding, beginning                                               7,654,063              7,406,823
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,581,877              7,654,063
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         35,391,567
Cost of units redeemed/account charges                                                          (22,875,993)
Net investment income (loss)                                                                       (887,860)
Net realized gain (loss)                                                                          2,236,188
Realized gain distributions                                                                       3,562,868
Net change in unrealized appreciation (depreciation)                                              4,437,635
                                                                                       --------------------
Net assets                                                                             $         21,864,405
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.28             5,923   $        19,438              1.25%             29.0%
12/31/2012                        2.54             6,686            17,007              1.25%             14.3%
12/31/2011                        2.22             6,474            14,404              1.25%             -7.9%
12/31/2010                        2.42             5,700            13,770              1.25%             29.4%
12/31/2009                        1.87             4,444             8,301              1.25%             34.8%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.37                 0   $             0              1.00%             29.3%
12/31/2012                        2.60                 0                 0              1.00%             14.6%
12/31/2011                        2.27                 0                 0              1.00%             -7.7%
12/31/2010                        2.46                 0                 0              1.00%             29.7%
12/31/2009                        1.90                 0                 0              1.00%             35.2%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.45                 0   $             0              0.75%             29.7%
12/31/2012                        2.66                 0                 0              0.75%             14.9%
12/31/2011                        2.32                 0                 0              0.75%             -7.5%
12/31/2010                        2.51                 0                 0              0.75%             30.0%
12/31/2009                        1.93                 0                 0              0.75%             35.5%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.54               241   $           855              0.50%             30.0%
12/31/2012                        2.73               217               591              0.50%             15.2%
12/31/2011                        2.37               222               526              0.50%             -7.2%
12/31/2010                        2.55               175               446              0.50%             30.3%
12/31/2009                        1.96               124               242              0.50%             35.8%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.64                 0   $             0              0.25%             30.3%
12/31/2012                        2.79                 0                 0              0.25%             15.5%
12/31/2011                        2.42                 0                 0              0.25%             -7.0%
12/31/2010                        2.60                 0                 0              0.25%             30.7%
12/31/2009                        1.99                 0                 0              0.25%             36.2%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.76               418   $         1,572              0.00%             30.6%
12/31/2012                        2.88               751             2,162              0.00%             15.8%
12/31/2011                        2.49               710             1,765              0.00%             -6.8%
12/31/2010                        2.67               655             1,747              0.00%             31.0%
12/31/2009                        2.04               558             1,136              0.00%             36.5%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY HERITAGE INVESTOR CLASS - 025083791

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,533,497   $     2,450,118            99,485
                                                                         ===============   ===============
Receivables: investments sold                                    1,402
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,534,899
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,534,899         2,473,758   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $     2,534,899         2,473,758
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,209)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,209)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                44
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                83,379
                                                                                           ---------------
Net gain (loss)                                                                                     83,423
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        81,214
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,209)  $                 --
Net realized gain (loss)                                                          44                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          83,379                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             81,214                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,483,953                     --
Cost of units redeemed                                                       (30,077)                    --
Account charges                                                                 (191)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,453,685                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,534,899                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,534,899   $                 --
                                                                ====================   ====================

Units sold                                                                 2,504,221                     --
Units redeemed                                                               (30,463)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,473,758                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,473,758                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,483,953
Cost of units redeemed/account charges                                                              (30,268)
Net investment income (loss)                                                                         (2,209)
Net realized gain (loss)                                                                                 44
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 83,379
                                                                                       --------------------
Net assets                                                                             $          2,534,899
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02             2,474   $         2,535              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%              2.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        80,868   $        59,942             6,239
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,631)
                                                       ---------------
Net assets                                             $        79,237
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        79,237            93,879   $          0.84
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.87
Band 50                                                             --                --              0.88
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
 Total                                                 $        79,237            93,879
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,387
Mortality & expense charges                                                                           (995)
                                                                                           ---------------
Net investment income (loss)                                                                           392
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,834
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,248
                                                                                           ---------------
Net gain (loss)                                                                                     18,082
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,474
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                392   $             (1,625)
Net realized gain (loss)                                                      11,834                 10,611
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,248                  6,678
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,474                 15,664
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,367                 28,415
Cost of units redeemed                                                       (56,369)               (83,176)
Account charges                                                                  (63)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                          (40,065)               (54,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,591)               (39,099)
Net assets, beginning                                                        100,828                139,927
                                                                --------------------   --------------------
Net assets, ending                                              $             79,237   $            100,828
                                                                ====================   ====================

Units sold                                                                    22,634                 50,089
Units redeemed                                                               (81,160)              (137,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,526)               (87,438)
Units outstanding, beginning                                                 152,405                239,843
                                                                --------------------   --------------------
Units outstanding, ending                                                     93,879                152,405
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            253,788
Cost of units redeemed/account charges                                                             (202,389)
Net investment income (loss)                                                                         (5,669)
Net realized gain (loss)                                                                             12,581
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 20,926
                                                                                       --------------------
Net assets                                                                             $             79,237
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.84                94   $            79              1.25%             27.6%
12/31/2012                        0.66               152               101              1.25%             13.4%
12/31/2011                        0.58               240               140              1.25%            -18.0%
12/31/2010                        0.71               241               171              1.25%             18.8%
12/31/2009                        0.60               184               110              1.25%             32.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              1.00%             27.9%
12/31/2012                        0.67                 0                 0              1.00%             13.7%
12/31/2011                        0.59                 0                 0              1.00%            -17.8%
12/31/2010                        0.72                 0                 0              1.00%             19.1%
12/31/2009                        0.60                 0                 0              1.00%             32.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87                 0   $             0              0.75%             28.2%
12/31/2012                        0.68                 0                 0              0.75%             14.0%
12/31/2011                        0.60                 0                 0              0.75%            -17.6%
12/31/2010                        0.72                 0                 0              0.75%             19.4%
12/31/2009                        0.61                 0                 0              0.75%             33.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.88                 0   $             0              0.50%             28.5%
12/31/2012                        0.69                 0                 0              0.50%             14.3%
12/31/2011                        0.60                 0                 0              0.50%            -17.4%
12/31/2010                        0.73                 0                 0              0.50%             19.7%
12/31/2009                        0.61                 0                 0              0.50%             33.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.90                 0   $             0              0.25%             28.9%
12/31/2012                        0.70                 0                 0              0.25%             14.5%
12/31/2011                        0.61                 0                 0              0.25%            -17.2%
12/31/2010                        0.73                 0                 0              0.25%             20.0%
12/31/2009                        0.61                 0                 0              0.25%             33.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.91                 0   $             0              0.00%             29.2%
12/31/2012                        0.71                 0                 0              0.00%             14.8%
12/31/2011                        0.61                 0                 0              0.00%            -17.0%
12/31/2010                        0.74                 0                 0              0.00%             20.3%
12/31/2009                        0.62                 0                 0              0.00%             34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.86
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.90
Band 25                                                             --                --              0.91
Band 0                                                              --                --              0.92
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 (6)
Net realized gain (loss)                                                          --                     29
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                    242
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                    265
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                      2
Cost of units redeemed                                                            --                 (3,401)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                 (3,399)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                 (3,134)
Net assets, beginning                                                             --                  3,134
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                      1
Units redeemed                                                                    --                 (5,324)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                 (5,323)
Units outstanding, beginning                                                      --                  5,323
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $              3,496
Cost of units redeemed/account charges                                                               (3,478)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                                 34
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              1.25%             27.7%
12/31/2012                        0.67                 0                 0              1.25%             13.9%
12/31/2011                        0.59                 5                 3              1.25%            -17.8%
12/31/2010                        0.72                 2                 1              1.25%             19.1%
12/31/2009                        0.60                 1                 1              1.25%             32.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87                 0   $             0              1.00%             28.0%
12/31/2012                        0.68                 0                 0              1.00%             14.1%
12/31/2011                        0.59                 0                 0              1.00%            -17.6%
12/31/2010                        0.72                 0                 0              1.00%             19.4%
12/31/2009                        0.60                 0                 0              1.00%             33.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.88                 0   $             0              0.75%             28.4%
12/31/2012                        0.69                 0                 0              0.75%             14.4%
12/31/2011                        0.60                 0                 0              0.75%            -17.4%
12/31/2010                        0.73                 0                 0              0.75%             19.7%
12/31/2009                        0.61                 0                 0              0.75%             33.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.90                 0   $             0              0.50%             28.7%
12/31/2012                        0.70                 0                 0              0.50%             14.7%
12/31/2011                        0.61                 0                 0              0.50%            -17.2%
12/31/2010                        0.73                 0                 0              0.50%             20.0%
12/31/2009                        0.61                 0                 0              0.50%             33.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.91                 0   $             0              0.25%             29.0%
12/31/2012                        0.71                 0                 0              0.25%             15.0%
12/31/2011                        0.61                 0                 0              0.25%            -17.0%
12/31/2010                        0.74                 0                 0              0.25%             20.3%
12/31/2009                        0.61                 0                 0              0.25%             34.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.92                 0   $             0              0.00%             29.3%
12/31/2012                        0.71                 0                 0              0.00%             15.3%
12/31/2011                        0.62                 0                 0              0.00%            -16.8%
12/31/2010                        0.75                 0                 0              0.00%             20.6%
12/31/2009                        0.62                 0                 0              0.00%             34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY INCOME A CLASS - 025076407

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,434,815   $    11,552,229         1,566,558
                                                                         ===============   ===============
Receivables: investments sold                                    6,254
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,441,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,201,662         5,815,815   $          2.10
Band 100                                                        56,874            26,409              2.15
Band 75                                                             --                --              2.21
Band 50                                                        234,580           103,482              2.27
Band 25                                                             --                --              2.33
Band 0                                                         947,953           395,202              2.40
                                                       ---------------   ---------------
 Total                                                 $    13,441,069         6,340,908
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       278,425
Mortality & expense charges                                                                       (150,109)
                                                                                           ---------------
Net investment income (loss)                                                                       128,316
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           582,476
Realized gain distributions                                                                        803,061
Net change in unrealized appreciation (depreciation)                                               615,954
                                                                                           ---------------
Net gain (loss)                                                                                  2,001,491
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,129,807
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            128,316   $            138,239
Net realized gain (loss)                                                     582,476                164,399
Realized gain distributions                                                  803,061                123,869
Net change in unrealized appreciation (depreciation)                         615,954                612,431
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,129,807              1,038,938
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,852,997              3,637,664
Cost of units redeemed                                                    (3,640,949)            (2,776,377)
Account charges                                                               (5,858)                (6,462)
                                                                --------------------   --------------------
Increase (decrease)                                                         (793,810)               854,825
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,335,997              1,893,763
Net assets, beginning                                                     12,105,072             10,211,309
                                                                --------------------   --------------------
Net assets, ending                                              $         13,441,069   $         12,105,072
                                                                ====================   ====================

Units sold                                                                 1,827,874              2,153,821
Units redeemed                                                            (2,209,637)            (1,671,066)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (381,763)               482,755
Units outstanding, beginning                                               6,722,671              6,239,916
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,340,908              6,722,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         22,477,130
Cost of units redeemed/account charges                                                          (13,182,885)
Net investment income (loss)                                                                        577,384
Net realized gain (loss)                                                                            573,252
Realized gain distributions                                                                       1,113,602
Net change in unrealized appreciation (depreciation)                                              1,882,586
                                                                                       --------------------
Net assets                                                                             $         13,441,069
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10             5,816   $        12,202              1.25%             17.8%
12/31/2012                        1.78             6,060            10,792              1.25%              9.8%
12/31/2011                        1.62             5,642             9,147              1.25%              2.0%
12/31/2010                        1.59             3,861             6,135              1.25%             11.6%
12/31/2009                        1.42             2,802             3,989              1.25%             10.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.15                26   $            57              1.00%             18.1%
12/31/2012                        1.82                37                68              1.00%             10.1%
12/31/2011                        1.66                36                59              1.00%              2.3%
12/31/2010                        1.62                33                54              1.00%             11.9%
12/31/2009                        1.45                30                43              1.00%             10.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.21                 0   $             0              0.75%             18.4%
12/31/2012                        1.87                 0                 0              0.75%             10.4%
12/31/2011                        1.69                 0                 0              0.75%              2.5%
12/31/2010                        1.65                 0                 0              0.75%             12.2%
12/31/2009                        1.47                 0                 0              0.75%             11.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.27               103   $           235              0.50%             18.7%
12/31/2012                        1.91               113               216              0.50%             10.7%
12/31/2011                        1.73               122               211              0.50%              2.8%
12/31/2010                        1.68                36                60              0.50%             12.4%
12/31/2009                        1.49                 0                 0              0.50%             11.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.33                 0   $             0              0.25%             19.0%
12/31/2012                        1.95                 0                 0              0.25%             11.0%
12/31/2011                        1.76                 0                 0              0.25%              3.0%
12/31/2010                        1.71                 0                 0              0.25%             12.7%
12/31/2009                        1.52                 0                 0              0.25%             11.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40               395   $           948              0.00%             19.3%
12/31/2012                        2.01               512             1,029              0.00%             11.2%
12/31/2011                        1.81               440               795              0.00%              3.3%
12/31/2010                        1.75               134               234              0.00%             13.0%
12/31/2009                        1.55                46                72              0.00%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.4%
                2011               2.7%
                2010               2.9%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY EQUITY INCOME INVESTOR CLASS - 025076100

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,158,746   $    13,550,930         1,905,220
                                                                         ===============   ===============
Receivables: investments sold                                  168,992
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,327,738
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,578,032         5,165,356   $          2.24
Band 100                                                            --                --              2.30
Band 75                                                             --                --              2.36
Band 50                                                             --                --              2.42
Band 25                                                             --                --              2.48
Band 0                                                       4,749,706         1,806,724              2.63
                                                       ---------------   ---------------
 Total                                                 $    16,327,738         6,972,080
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       362,547
Mortality & expense charges                                                                       (131,660)
                                                                                           ---------------
Net investment income (loss)                                                                       230,887
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           254,357
Realized gain distributions                                                                        962,576
Net change in unrealized appreciation (depreciation)                                             1,034,259
                                                                                           ---------------
Net gain (loss)                                                                                  2,251,192
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,482,079
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            230,887   $            219,943
Net realized gain (loss)                                                     254,357                161,312
Realized gain distributions                                                  962,576                135,985
Net change in unrealized appreciation (depreciation)                       1,034,259                760,952
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,482,079              1,278,192
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,286,465              1,718,851
Cost of units redeemed                                                    (1,747,939)            (1,700,972)
Account charges                                                               (4,347)                (3,346)
                                                                --------------------   --------------------
Increase (decrease)                                                          534,179                 14,533
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,016,258              1,292,725
Net assets, beginning                                                     13,311,480             12,018,755
                                                                --------------------   --------------------
Net assets, ending                                              $         16,327,738   $         13,311,480
                                                                ====================   ====================

Units sold                                                                 1,127,769              1,022,459
Units redeemed                                                              (865,551)            (1,009,130)
                                                                --------------------   --------------------
Net increase (decrease)                                                      262,218                 13,329
Units outstanding, beginning                                               6,709,862              6,696,533
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,972,080              6,709,862
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         27,130,426
Cost of units redeemed/account charges                                                          (16,507,578)
Net investment income (loss)                                                                      1,133,978
Net realized gain (loss)                                                                             84,007
Realized gain distributions                                                                       1,879,089
Net change in unrealized appreciation (depreciation)                                              2,607,816
                                                                                       --------------------
Net assets                                                                             $         16,327,738
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24             5,165   $        11,578              1.25%             18.0%
12/31/2012                        1.90             4,837             9,190              1.25%             10.1%
12/31/2011                        1.73             4,823             8,321              1.25%              2.3%
12/31/2010                        1.69             3,534             5,961              1.25%             11.9%
12/31/2009                        1.51             2,745             4,138              1.25%             10.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              1.00%             18.3%
12/31/2012                        1.94                 0                 0              1.00%             10.4%
12/31/2011                        1.76                 0                 0              1.00%              2.5%
12/31/2010                        1.72                 0                 0              1.00%             12.2%
12/31/2009                        1.53                 0                 0              1.00%             11.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.36                 0   $             0              0.75%             18.6%
12/31/2012                        1.99                 0                 0              0.75%             10.7%
12/31/2011                        1.80                 0                 0              0.75%              2.8%
12/31/2010                        1.75                 0                 0              0.75%             12.4%
12/31/2009                        1.56                 0                 0              0.75%             11.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.42                 0   $             0              0.50%             18.9%
12/31/2012                        2.04                 0                 0              0.50%             11.0%
12/31/2011                        1.84                 0                 0              0.50%              3.1%
12/31/2010                        1.78                 0                 0              0.50%             12.7%
12/31/2009                        1.58                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.48                 0   $             0              0.25%             19.2%
12/31/2012                        2.08                 0                 0              0.25%             11.2%
12/31/2011                        1.87                 0                 0              0.25%              3.3%
12/31/2010                        1.81                 0                 0              0.25%             13.0%
12/31/2009                        1.60                 0                 0              0.25%             11.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63             1,807   $         4,750              0.00%             19.5%
12/31/2012                        2.20             1,873             4,122              0.00%             11.5%
12/31/2011                        1.97             1,874             3,698              0.00%              3.6%
12/31/2010                        1.91             1,885             3,593              0.00%             13.3%
12/31/2009                        1.68                 0                 0              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.4%
                2012               2.6%
                2011               2.8%
                2010               3.6%
                2009               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY VALUE A CLASS - 025076803

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,534   $        36,136             4,452
                                                                         ===============   ===============
Receivables: investments sold                                       17
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        36,551
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        36,551            25,696   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $        36,551            25,696
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           160
Mortality & expense charges                                                                            (13)
                                                                                           ---------------
Net investment income (loss)                                                                           147
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   398
                                                                                           ---------------
Net gain (loss)                                                                                        398
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           545
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                147   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             398                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                545                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,006                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           36,006                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,551                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             36,551   $                 --
                                                                ====================   ====================

Units sold                                                                    25,696                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,696                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,696                    --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             36,006
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            147
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    398
                                                                                       --------------------
Net assets                                                                             $             36,551
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                26   $            37              1.25%             29.0%
12/31/2012                        1.10                 0                 0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             29.3%
12/31/2012                        1.10                 0                 0              1.00%             10.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%             29.6%
12/31/2012                        1.11                 0                 0              0.75%             10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             30.0%
12/31/2012                        1.11                 0                 0              0.50%             10.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             30.3%
12/31/2012                        1.11                 0                 0              0.25%             10.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.00%             30.6%
12/31/2012                        1.11                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.9%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           104   $           103                12
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           104
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           104                73   $          1.43
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $           104                73
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     1
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             1
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               1                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  1                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         103                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              103                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          104                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                104   $                 --
                                                                ====================   ====================

Units sold                                                                        73                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           73                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         73                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                103
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $                104
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.25%             29.5%
12/31/2012                        1.10                 0                 0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             29.8%
12/31/2012                        1.10                 0                 0              1.00%             10.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             30.1%
12/31/2012                        1.11                 0                 0              0.75%             10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.50%             30.4%
12/31/2012                        1.11                 0                 0              0.50%             10.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             30.8%
12/31/2012                        1.11                 0                 0              0.25%             11.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             31.1%
12/31/2012                        1.11                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY SELECT A CLASS - 025083809

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       340,220   $       264,795             5,947
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,960)
                                                       ---------------
Net assets                                             $       329,260
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       329,260           203,656   $          1.62
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.74
Band 25                                                             --                --              1.78
Band 0                                                              --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $       329,260           203,656
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           610
Mortality & expense charges                                                                         (3,893)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,283)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,499
Realized gain distributions                                                                          1,326
Net change in unrealized appreciation (depreciation)                                                60,102
                                                                                           ---------------
Net gain (loss)                                                                                     81,927
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        78,644
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,283)  $             (1,461)
Net realized gain (loss)                                                      20,499                 15,543
Realized gain distributions                                                    1,326                     --
Net change in unrealized appreciation (depreciation)                          60,102                  2,868
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             78,644                 16,950
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      56,880                279,393
Cost of units redeemed                                                      (130,339)               (66,379)
Account charges                                                                  (54)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                          (73,513)               212,984
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,131                229,934
Net assets, beginning                                                        324,129                 94,195
                                                                --------------------   --------------------
Net assets, ending                                              $            329,260   $            324,129
                                                                ====================   ====================

Units sold                                                                    42,022                225,653
Units redeemed                                                               (95,578)               (52,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,556)               172,712
Units outstanding, beginning                                                 257,212                 84,500
                                                                --------------------   --------------------
Units outstanding, ending                                                    203,656                257,212
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            528,184
Cost of units redeemed/account charges                                                             (308,488)
Net investment income (loss)                                                                         (8,502)
Net realized gain (loss)                                                                             32,887
Realized gain distributions                                                                           9,754
Net change in unrealized appreciation (depreciation)                                                 75,425
                                                                                       --------------------
Net assets                                                                             $            329,260
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62               204   $           329              1.25%             28.3%
12/31/2012                        1.26               257               324              1.25%             13.0%
12/31/2011                        1.11                84                94              1.25%             -0.1%
12/31/2010                        1.12                96               108              1.25%             12.9%
12/31/2009                        0.99                94                93              1.25%             32.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              1.00%             28.6%
12/31/2012                        1.29                 0                 0              1.00%             13.3%
12/31/2011                        1.14                 0                 0              1.00%              0.1%
12/31/2010                        1.13                 0                 0              1.00%             13.2%
12/31/2009                        1.00                 0                 0              1.00%             33.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.75%             28.9%
12/31/2012                        1.32                 0                 0              0.75%             13.6%
12/31/2011                        1.16                 0                 0              0.75%              0.4%
12/31/2010                        1.15                 0                 0              0.75%             13.5%
12/31/2009                        1.02                 0                 0              0.75%             33.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.50%             29.3%
12/31/2012                        1.34                 0                 0              0.50%             13.9%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.17                 0                 0              0.50%             13.7%
12/31/2009                        1.03                 0                 0              0.50%             33.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.25%             29.6%
12/31/2012                        1.37                 0                 0              0.25%             14.2%
12/31/2011                        1.20                 0                 0              0.25%              0.9%
12/31/2010                        1.19                 0                 0              0.25%             14.0%
12/31/2009                        1.05                 0                 0              0.25%             34.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.00%             29.9%
12/31/2012                        1.40                 0                 0              0.00%             14.5%
12/31/2011                        1.23                 0                 0              0.00%              1.1%
12/31/2010                        1.21                 0                 0              0.00%             14.3%
12/31/2009                        1.06                 0                 0              0.00%             34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.2%
2012                               1.0%
2011                               0.0%
2010                               0.1%
2009                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        88,413   $        65,435             1,573
                                                                         ===============   ===============
Receivables: investments sold                                       30
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        88,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        88,443            27,636   $          3.20
Band 100                                                            --                --              3.28
Band 75                                                             --                --              3.37
Band 50                                                             --                --              3.46
Band 25                                                             --                --              3.55
Band 0                                                              --                --              4.10
                                                       ---------------   ---------------
 Total                                                 $        88,443            27,636
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           336
Mortality & expense charges                                                                           (874)
                                                                                           ---------------
Net investment income (loss)                                                                          (538)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,093
Realized gain distributions                                                                            310
Net change in unrealized appreciation (depreciation)                                                15,972
                                                                                           ---------------
Net gain (loss)                                                                                     18,375
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,837
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (538)  $               (107)
Net realized gain (loss)                                                       2,093                    516
Realized gain distributions                                                      310                     --
Net change in unrealized appreciation (depreciation)                          15,972                  2,712
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,837                  3,121
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,193                 27,432
Cost of units redeemed                                                        (5,115)                (1,780)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           10,078                 25,652
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,915                 28,773
Net assets, beginning                                                         60,528                 31,755
                                                                --------------------   --------------------
Net assets, ending                                              $             88,443   $             60,528
                                                                ====================   ====================

Units sold                                                                     5,002                 10,962
Units redeemed                                                                (1,688)                (1,100)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,314                  9,862
Units outstanding, beginning                                                  24,322                 14,460
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,636                 24,322
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            427,344
Cost of units redeemed/account charges                                                             (381,894)
Net investment income (loss)                                                                         (6,538)
Net realized gain (loss)                                                                             25,921
Realized gain distributions                                                                             632
Net change in unrealized appreciation (depreciation)                                                 22,978
                                                                                       --------------------
Net assets                                                                             $             88,443
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.20                28   $            88              1.25%             28.6%
12/31/2012                        2.49                24                61              1.25%             13.3%
12/31/2011                        2.20                14                32              1.25%              0.2%
12/31/2010                        2.19                15                34              1.25%             13.2%
12/31/2009                        1.94                15                29              1.25%             33.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.28                 0   $             0              1.00%             28.9%
12/31/2012                        2.55                 0                 0              1.00%             13.6%
12/31/2011                        2.24                 0                 0              1.00%              0.4%
12/31/2010                        2.23                 0                 0              1.00%             13.4%
12/31/2009                        1.97                 0                 0              1.00%             33.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.37                 0   $             0              0.75%             29.2%
12/31/2012                        2.61                 0                 0              0.75%             13.9%
12/31/2011                        2.29                 0                 0              0.75%              0.7%
12/31/2010                        2.27                 0                 0              0.75%             13.7%
12/31/2009                        2.00                 0                 0              0.75%             33.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.46                 0   $             0              0.50%             29.6%
12/31/2012                        2.67                 0                 0              0.50%             14.2%
12/31/2011                        2.34                 0                 0              0.50%              0.9%
12/31/2010                        2.32                 0                 0              0.50%             14.0%
12/31/2009                        2.03                 0                 0              0.50%             34.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.55                 0   $             0              0.25%             29.9%
12/31/2012                        2.73                 0                 0              0.25%             14.5%
12/31/2011                        2.39                 0                 0              0.25%              1.2%
12/31/2010                        2.36                 0                 0              0.25%             14.3%
12/31/2009                        2.06                 0                 0              0.25%             34.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.10                 0   $             0              0.00%             30.2%
12/31/2012                        3.15                 0                 0              0.00%             14.7%
12/31/2011                        2.74                 0                 0              0.00%              1.4%
12/31/2010                        2.70                 0                 0              0.00%             14.6%
12/31/2009                        2.36                 0                 0              0.00%             34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.5%
2012                               0.9%
2011                               0.3%
2010                               0.3%
2009                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       625,637   $       509,227            45,488
                                                                         ===============   ===============
Receivables: investments sold                                      288
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       625,925
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       625,593           261,027   $          2.40
Band 100                                                           332               135              2.46
Band 75                                                             --                --              2.52
Band 50                                                             --                --              2.59
Band 25                                                             --                --              2.66
Band 0                                                              --                --              2.74
                                                       ---------------   ---------------
 Total                                                 $       625,925           261,162
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,729
Mortality & expense charges                                                                         (6,571)
                                                                                           ---------------
Net investment income (loss)                                                                          (842)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,097
Realized gain distributions                                                                         12,319
Net change in unrealized appreciation (depreciation)                                                71,016
                                                                                           ---------------
Net gain (loss)                                                                                    104,432
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       103,590
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (842)  $              1,228
Net realized gain (loss)                                                      21,097                    932
Realized gain distributions                                                   12,319                     --
Net change in unrealized appreciation (depreciation)                          71,016                 68,866
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,590                 71,026
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     179,183                110,669
Cost of units redeemed                                                      (114,050)               (56,462)
Account charges                                                                  (82)                   (92)
                                                                --------------------   --------------------
Increase (decrease)                                                           65,051                 54,115
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,641                125,141
Net assets, beginning                                                        457,284                332,143
                                                                --------------------   --------------------
Net assets, ending                                              $            625,925   $            457,284
                                                                ====================   ====================

Units sold                                                                    95,990                 60,938
Units redeemed                                                               (65,768)               (31,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,222                 29,531
Units outstanding, beginning                                                 230,940                201,409
                                                                --------------------   --------------------
Units outstanding, ending                                                    261,162                230,940
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,192,142
Cost of units redeemed/account charges                                                             (731,880)
Net investment income (loss)                                                                         (5,038)
Net realized gain (loss)                                                                             24,119
Realized gain distributions                                                                          30,172
Net change in unrealized appreciation (depreciation)                                                116,410
                                                                                       --------------------
Net assets                                                                             $            625,925
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40               261   $           626              1.25%             21.0%
12/31/2012                        1.98               231               457              1.25%             20.1%
12/31/2011                        1.65               201               332              1.25%            -13.2%
12/31/2010                        1.90               165               314              1.25%             12.1%
12/31/2009                        1.69               142               241              1.25%             32.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.46                 0   $             0              1.00%             21.3%
12/31/2012                        2.03                 0                 0              1.00%             20.4%
12/31/2011                        1.68                 0                 0              1.00%            -12.9%
12/31/2010                        1.93                 0                 0              1.00%             12.3%
12/31/2009                        1.72                 0                 0              1.00%             32.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.52                 0   $             0              0.75%             21.6%
12/31/2012                        2.07                 0                 0              0.75%             20.7%
12/31/2011                        1.72                 0                 0              0.75%            -12.7%
12/31/2010                        1.97                 0                 0              0.75%             12.6%
12/31/2009                        1.75                 0                 0              0.75%             32.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.59                 0   $             0              0.50%             21.9%
12/31/2012                        2.12                 0                 0              0.50%             21.0%
12/31/2011                        1.75                 0                 0              0.50%            -12.5%
12/31/2010                        2.01                 0                 0              0.50%             12.9%
12/31/2009                        1.78                 0                 0              0.50%             33.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66                 0   $             0              0.25%             22.3%
12/31/2012                        2.17                 0                 0              0.25%             21.3%
12/31/2011                        1.79                 0                 0              0.25%            -12.3%
12/31/2010                        2.04                 0                 0              0.25%             13.2%
12/31/2009                        1.80                 0                 0              0.25%             33.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.74                 0   $             0              0.00%             22.6%
12/31/2012                        2.24                 0                 0              0.00%             21.6%
12/31/2011                        1.84                 0                 0              0.00%            -12.1%
12/31/2010                        2.09                 0                 0              0.00%             13.5%
12/31/2009                        1.84                 0                 0              0.00%             33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               1.5%
2011                               0.7%
2010                               0.9%
2009                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,560,262   $     1,971,863           187,534
                                                                         ===============   ===============
Receivables: investments sold                                    1,454
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,561,716
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------  ---------------
Band 125                                               $     2,561,716           830,889   $          3.08
Band 100                                                            --                --              3.16
Band 75                                                             --                --              3.25
Band 50                                                             --                --              3.33
Band 25                                                             --                --              3.42
Band 0                                                              --                --              3.95
                                                       ---------------   ---------------
 Total                                                 $     2,561,716           830,889
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        35,802
Mortality & expense charges                                                                        (29,128)
                                                                                           ---------------
Net investment income (loss)                                                                         6,674
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,957
Realized gain distributions                                                                         50,604
Net change in unrealized appreciation (depreciation)                                               346,483
                                                                                           ---------------
Net gain (loss)                                                                                    451,044
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       457,718
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,674   $             11,593
Net realized gain (loss)                                                      53,957                   (720)
Realized gain distributions                                                   50,604                     --
Net change in unrealized appreciation (depreciation)                         346,483                351,383
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            457,718                362,256
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     260,406                282,155
Cost of units redeemed                                                      (311,217)              (276,130)
Account charges                                                               (1,361)                  (164)
                                                                --------------------   --------------------
Increase (decrease)                                                          (52,172)                 5,861
                                                                --------------------   --------------------
Net increase (decrease)                                                      405,546                368,117
Net assets, beginning                                                      2,156,170              1,788,053
                                                                --------------------   --------------------
Net assets, ending                                              $          2,561,716   $          2,156,170
                                                                ====================   ====================

Units sold                                                                    95,645                132,579
Units redeemed                                                              (113,926)              (130,910)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,281)                 1,669
Units outstanding, beginning                                                 849,170                847,501
                                                                --------------------   --------------------
Units outstanding, ending                                                    830,889                849,170
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,570,199
Cost of units redeemed/account charges                                                           (5,120,779)
Net investment income (loss)                                                                          1,962
Net realized gain (loss)                                                                            381,921
Realized gain distributions                                                                         140,014
Net change in unrealized appreciation (depreciation)                                                588,399
                                                                                       --------------------
Net assets                                                                             $          2,561,716
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.08             831   $       2,562            1.25%            21.4%
12/31/2012                      2.54             849           2,156            1.25%            20.4%
12/31/2011                      2.11             848           1,788            1.25%           -12.9%
12/31/2010                      2.42             841           2,038            1.25%            12.3%
12/31/2009                      2.16             683           1,474            1.25%            32.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.16               0   $           0            1.00%            21.7%
12/31/2012                      2.60               0               0            1.00%            20.7%
12/31/2011                      2.15               0               0            1.00%           -12.7%
12/31/2010                      2.47               0               0            1.00%            12.6%
12/31/2009                      2.19               0               0            1.00%            32.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.25               0   $           0            0.75%            22.0%
12/31/2012                      2.66               0               0            0.75%            21.0%
12/31/2011                      2.20               0               0            0.75%           -12.5%
12/31/2010                      2.51               0               0            0.75%            12.9%
12/31/2009                      2.23               0               0            0.75%            33.0%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.33               0   $           0            0.50%            22.3%
12/31/2012                      2.72               0               0            0.50%            21.3%
12/31/2011                      2.24               0               0            0.50%           -12.3%
12/31/2010                      2.56               0               0            0.50%            13.1%
12/31/2009                      2.26               0               0            0.50%            33.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.42               0   $           0            0.25%            22.6%
12/31/2012                      2.79               0               0            0.25%            21.6%
12/31/2011                      2.29               0               0            0.25%           -12.1%
12/31/2010                      2.61               0               0            0.25%            13.4%
12/31/2009                      2.30               0               0            0.25%            33.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.95               0   $           0            0.00%            22.9%
12/31/2012                      3.21               0               0            0.00%            21.9%
12/31/2011                      2.63               0               0            0.00%           -11.8%
12/31/2010                      2.99               0               0            0.00%            13.7%
12/31/2009                      2.63               0               0            0.00%            34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.5%
      2012          1.8%
      2011          1.3%
      2010          1.4%
      2009          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY GROWTH A CLASS - 025083403

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,140,461   $     4,396,682           160,235
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,927)
                                                       ---------------
Net assets                                             $     5,135,534
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------  ---------------
Band 125                                               $     4,876,922         2,473,954   $          1.97
Band 100                                                        30,469            15,065              2.02
Band 75                                                             --                --              2.08
Band 50                                                             --                --              2.13
Band 25                                                             --                --              2.18
Band 0                                                         228,143           101,761              2.24
                                                       ---------------   ---------------
 Total                                                 $     5,135,534         2,590,780
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,471
Mortality & expense charges                                                                        (56,921)
                                                                                           ---------------
Net investment income (loss)                                                                       (51,450)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           207,637
Realized gain distributions                                                                        288,834
Net change in unrealized appreciation (depreciation)                                               728,333
                                                                                           ---------------
Net gain (loss)                                                                                  1,224,804
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,173,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (51,450)  $             (7,629)
Net realized gain (loss)                                                     207,637                 36,329
Realized gain distributions                                                  288,834                144,923
Net change in unrealized appreciation (depreciation)                         728,333                137,650
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,173,354                311,273
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,162,273              3,062,308
Cost of units redeemed                                                    (1,753,726)            (1,452,611)
Account charges                                                               (3,833)                (2,254)
                                                                --------------------   --------------------
Increase (decrease)                                                         (595,286)             1,607,443
                                                                --------------------   --------------------
Net increase (decrease)                                                      578,068              1,918,716
Net assets, beginning                                                      4,557,466              2,638,750
                                                                --------------------   --------------------
Net assets, ending                                              $          5,135,534   $          4,557,466
                                                                ====================   ====================

Units sold                                                                   770,661              2,008,687
Units redeemed                                                            (1,102,921)              (979,548)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (332,260)             1,029,139
Units outstanding, beginning                                               2,923,040              1,893,901
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,590,780              2,923,040
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,439,461
Cost of units redeemed/account charges                                                           (4,877,738)
Net investment income (loss)                                                                        (90,667)
Net realized gain (loss)                                                                            391,186
Realized gain distributions                                                                         529,513
Net change in unrealized appreciation (depreciation)                                                743,779
                                                                                       --------------------
Net assets                                                                             $          5,135,534
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.97           2,474   $       4,877            1.25%            27.5%
12/31/2012                      1.55           2,716           4,200            1.25%            12.2%
12/31/2011                      1.38           1,701           2,345            1.25%            -2.4%
12/31/2010                      1.41             607             856            1.25%            15.9%
12/31/2009                      1.22             500             609            1.25%            33.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.02              15   $          30            1.00%            27.8%
12/31/2012                      1.58              14              23            1.00%            12.5%
12/31/2011                      1.41               0               0            1.00%            -2.1%
12/31/2010                      1.44               0               0            1.00%            16.2%
12/31/2009                      1.24               0               0            1.00%            33.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.08               0   $           0            0.75%            28.1%
12/31/2012                      1.62               0               0            0.75%            12.8%
12/31/2011                      1.44               0               0            0.75%            -1.9%
12/31/2010                      1.46               0               0            0.75%            16.5%
12/31/2009                      1.26               0               0            0.75%            34.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.13               0   $           0            0.50%            28.4%
12/31/2012                      1.66               0               0            0.50%            13.1%
12/31/2011                      1.47               0               0            0.50%            -1.6%
12/31/2010                      1.49               0               0            0.50%            16.8%
12/31/2009                      1.28               0               0            0.50%            34.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.18               0   $           0            0.25%            28.8%
12/31/2012                      1.70               0               0            0.25%            13.4%
12/31/2011                      1.50               0               0            0.25%            -1.4%
12/31/2010                      1.52               0               0            0.25%            17.1%
12/31/2009                      1.30               0               0            0.25%            34.8%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.24             102   $         228            0.00%            29.1%
12/31/2012                      1.74             193             335            0.00%            13.6%
12/31/2011                      1.53             192             294            0.00%            -1.2%
12/31/2010                      1.55              14              22            0.00%            17.4%
12/31/2009                      1.32               0               0            0.00%            35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.1%
      2012          1.0%
      2011          0.4%
      2010          0.1%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY DIVERSIFIED BOND A CLASS - 024932501

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       139,630   $       143,044            13,704
                                                                         ===============   ===============
Receivables: investments sold                                    4,954
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       144,584
                                                       ===============

                                                                               UNITS        ACCUMULATION
                                                         NET ASSETS         OUTSTANDING      UNIT VALUE
                                                       ---------------    ---------------  ---------------
Band 125                                               $       144,584           134,369   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       144,584           134,369
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,995
Mortality & expense charges                                                                         (1,190)
                                                                                           ---------------
Net investment income (loss)                                                                           805
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (788)
Realized gain distributions                                                                          1,129
Net change in unrealized appreciation (depreciation)                                                (3,458)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,117)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,312)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                805   $                608
Net realized gain (loss)                                                        (788)                    90
Realized gain distributions                                                    1,129                    622
Net change in unrealized appreciation (depreciation)                          (3,458)                   286
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,312)                 1,606
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,801                 28,285
Cost of units redeemed                                                       (46,384)                (7,446)
Account charges                                                                   (5)                   (44)
                                                                --------------------   --------------------
Increase (decrease)                                                           76,412                 20,795
                                                                --------------------   --------------------
Net increase (decrease)                                                       74,100                 22,401
Net assets, beginning                                                         70,484                 48,083
                                                                --------------------   --------------------
Net assets, ending                                              $            144,584   $             70,484
                                                                ====================   ====================

Units sold                                                                   117,399                 25,244
Units redeemed                                                               (46,019)                (6,748)
                                                                --------------------   --------------------
Net increase (decrease)                                                       71,380                 18,496
Units outstanding, beginning                                                  62,989                 44,493
                                                                --------------------   --------------------
Units outstanding, ending                                                    134,369                 62,989
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            212,044
Cost of units redeemed/account charges                                                              (67,495)
Net investment income (loss)                                                                          1,891
Net realized gain (loss)                                                                               (837)
Realized gain distributions                                                                           2,395
Net change in unrealized appreciation (depreciation)                                                 (3,414)
                                                                                       --------------------
Net assets                                                                             $            144,584
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.08             134   $         145            1.25%            -3.8%
12/31/2012                      1.12              63              70            1.25%             3.5%
12/31/2011                      1.08              44              48            1.25%             5.7%
12/31/2010                      1.02               6               6            1.25%             2.2%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.09               0   $           0            1.00%            -3.6%
12/31/2012                      1.13               0               0            1.00%             3.8%
12/31/2011                      1.09               0               0            1.00%             6.0%
12/31/2010                      1.02               0               0            1.00%             2.4%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.10               0   $           0            0.75%            -3.4%
12/31/2012                      1.13               0               0            0.75%             4.1%
12/31/2011                      1.09               0               0            0.75%             6.2%
12/31/2010                      1.03               0               0            0.75%             2.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.11               0   $           0            0.50%            -3.1%
12/31/2012                      1.14               0               0            0.50%             4.3%
12/31/2011                      1.09               0               0            0.50%             6.5%
12/31/2010                      1.03               0               0            0.50%             2.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.12               0   $           0            0.25%            -2.9%
12/31/2012                      1.15               0               0            0.25%             4.6%
12/31/2011                      1.10               0               0            0.25%             6.8%
12/31/2010                      1.03               0               0            0.25%             2.8%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.00%            -2.6%
12/31/2012                      1.16               0               0            0.00%             4.8%
12/31/2011                      1.10               0               0            0.00%             7.0%
12/31/2010                      1.03               0               0            0.00%             3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          2.2%
      2011          2.4%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY DIVERSIFIED BOND INVESTOR CLASS - 024932402 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------  ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.08               0   $           0            1.25%            -3.7%
12/31/2012                      1.13               0               0            1.25%             3.9%
12/31/2011                      1.08               0               0            1.25%             5.9%
12/31/2010                      1.02               0               0            1.25%             2.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.09               0   $           0            1.00%            -3.4%
12/31/2012                      1.13               0               0            1.00%             4.2%
12/31/2011                      1.09               0               0            1.00%             6.1%
12/31/2010                      1.03               0               0            1.00%             2.5%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.10               0   $           0            0.75%            -3.2%
12/31/2012                      1.14               0               0            0.75%             4.4%
12/31/2011                      1.09               0               0            0.75%             6.4%
12/31/2010                      1.03               0               0            0.75%             2.7%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.11               0   $           0            0.50%            -3.0%
12/31/2012                      1.15               0               0            0.50%             4.7%
12/31/2011                      1.10               0               0            0.50%             6.7%
12/31/2010                      1.03               0               0            0.50%             2.8%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.12               0   $           0            0.25%            -2.7%
12/31/2012                      1.16               0               0            0.25%             4.9%
12/31/2011                      1.10               0               0            0.25%             6.9%
12/31/2010                      1.03               0               0            0.25%             3.0%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.00%            -2.5%
12/31/2012                      1.16               0               0            0.00%             5.2%
12/31/2011                      1.11               0               0            0.00%             7.2%
12/31/2010                      1.03               0               0            0.00%             3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY ULTRA A CLASS - 025083858

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF          MUTUAL FUND
                                                          AT VALUE         INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       849,750   $       599,154            25,680
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (243)
                                                       ---------------
Net assets                                             $       849,507
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------  ---------------
Band 125                                               $       849,507           422,104   $          2.01
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.12
Band 50                                                             --                --              2.17
Band 25                                                             --                --              2.23
Band 0                                                              --                --              2.30
                                                       ---------------   ---------------
 Total                                                 $       849,507           422,104
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           406
Mortality & expense charges                                                                         (8,920)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,514)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,031
Realized gain distributions                                                                         32,639
Net change in unrealized appreciation (depreciation)                                               161,123
                                                                                           ---------------
Net gain (loss)                                                                                    225,793
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       217,279
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,514)  $             (5,153)
Net realized gain (loss)                                                      32,031                 21,509
Realized gain distributions                                                   32,639                     --
Net change in unrealized appreciation (depreciation)                         161,123                 51,764
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            217,279                 68,120
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     128,525                142,463
Cost of units redeemed                                                      (109,855)              (148,432)
Account charges                                                                 (174)                  (208)
                                                                --------------------   --------------------
Increase (decrease)                                                           18,496                 (6,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                      235,775                 61,943
Net assets, beginning                                                        613,732                551,789
                                                                --------------------   --------------------
Net assets, ending                                              $            849,507   $            613,732
                                                                ====================   ====================

Units sold                                                                    82,571                 97,025
Units redeemed                                                               (71,807)              (101,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,764                 (4,617)
Units outstanding, beginning                                                 411,340                415,957
                                                                --------------------   --------------------
Units outstanding, ending                                                    422,104                411,340
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,469,158
Cost of units redeemed/account charges                                                             (928,677)
Net investment income (loss)                                                                        (47,225)
Net realized gain (loss)                                                                            (71,647)
Realized gain distributions                                                                         177,302
Net change in unrealized appreciation (depreciation)                                                250,596
                                                                                       --------------------
Net assets                                                                             $            849,507
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.01             422   $         850            1.25%            34.9%
12/31/2012                      1.49             411             614            1.25%            12.5%
12/31/2011                      1.33             416             552            1.25%           -0.3%
12/31/2010                      1.33             352             469            1.25%            14.9%
12/31/2009                      1.16             344             398            1.25%            33.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.06               0   $           0            1.00%            35.2%
12/31/2012                      1.53               0               0            1.00%            12.8%
12/31/2011                      1.35               0               0            1.00%             0.0%
12/31/2010                      1.35               0               0            1.00%            15.1%
12/31/2009                      1.18               0               0            1.00%            33.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.12               0   $           0            0.75%            35.6%
12/31/2012                      1.56               0               0            0.75%            13.0%
12/31/2011                      1.38               0               0            0.75%             0.2%
12/31/2010                      1.38               0               0            0.75%            15.4%
12/31/2009                      1.20               0               0            0.75%            34.0%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.17               0   $           0            0.50%            35.9%
12/31/2012                      1.60               0               0            0.50%            13.3%
12/31/2011                      1.41               0               0            0.50%             0.5%
12/31/2010                      1.40               0               0            0.50%            15.7%
12/31/2009                      1.21               0               0            0.50%            34.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.23               0   $           0            0.25%            36.2%
12/31/2012                      1.64               0               0            0.25%            13.6%
12/31/2011                      1.44               0               0            0.25%             0.7%
12/31/2010                      1.43               0               0            0.25%            16.0%
12/31/2009                      1.23               0               0            0.25%            34.7%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.30               0   $           0            0.00%            36.6%
12/31/2012                      1.68               0               0            0.00%            13.9%
12/31/2011                      1.48               0               0            0.00%             1.0%
12/31/2010                      1.47               0               0            0.00%            16.3%
12/31/2009                      1.26               0               0            0.00%            35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.1%
      2012          0.5%
      2011          0.0%
      2010          0.0%
      2009          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY ULTRA INVESTOR CLASS - 025083882

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,620,045   $     1,236,561            47,382
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (997)
                                                       ---------------
Net assets                                             $     1,619,048
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,619,048           448,082   $          3.61
Band 100                                                            --                --              3.71
Band 75                                                             --                --              3.80
Band 50                                                             --                --              3.90
Band 25                                                             --                --              4.00
Band 0                                                              --                --              4.62
                                                       ---------------   ---------------
 Total                                                 $     1,619,048           448,082
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,648
Mortality & expense charges                                                                        (14,049)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,401)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,598
Realized gain distributions                                                                         60,086
Net change in unrealized appreciation (depreciation)                                               287,797
                                                                                           ---------------
Net gain (loss)                                                                                    364,481
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       355,080
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,401)  $             (4,959)
Net realized gain (loss)                                                      16,598                 12,796
Realized gain distributions                                                   60,086                     --
Net change in unrealized appreciation (depreciation)                         287,797                 69,191
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,080                 77,028
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     655,685                 58,438
Cost of units redeemed                                                       (55,704)               (94,552)
Account charges                                                               (2,875)                   (60)
                                                                --------------------   --------------------
Increase (decrease)                                                          597,106                (36,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                      952,186                 40,854
Net assets, beginning                                                        666,862                626,008
                                                                --------------------   --------------------
Net assets, ending                                              $          1,619,048   $            666,862
                                                                ====================   ====================

Units sold                                                                   218,083                 28,651
Units redeemed                                                               (19,551)               (43,256)
                                                                --------------------   --------------------
Net increase (decrease)                                                      198,532                (14,605)
Units outstanding, beginning                                                 249,550                264,155
                                                                --------------------   --------------------
Units outstanding, ending                                                    448,082                249,550
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,085,242
Cost of units redeemed/account charges                                                           (3,055,188)
Net investment income (loss)                                                                        (62,733)
Net realized gain (loss)                                                                            118,014
Realized gain distributions                                                                         150,229
Net change in unrealized appreciation (depreciation)                                                383,484
                                                                                       --------------------
Net assets                                                                             $          1,619,048
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.61             448   $       1,619            1.25%            35.2%
12/31/2012                      2.67             250             667            1.25%            12.8%
12/31/2011                      2.37             264             626            1.25%            -0.1%
12/31/2010                      2.37             101             241            1.25%            15.1%
12/31/2009                      2.06             101             209            1.25%            33.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.71               0   $           0            1.00%            35.6%
12/31/2012                      2.73               0               0            1.00%            13.0%
12/31/2011                      2.42               0               0            1.00%             0.2%
12/31/2010                      2.41               0               0            1.00%            15.4%
12/31/2009                      2.09               0               0            1.00%            34.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.80               0   $           0            0.75%            35.9%
12/31/2012                      2.80               0               0            0.75%            13.3%
12/31/2011                      2.47               0               0            0.75%             0.4%
12/31/2010                      2.46               0               0            0.75%            15.7%
12/31/2009                      2.13               0               0            0.75%            34.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.90               0   $           0            0.50%            36.2%
12/31/2012                      2.86               0               0            0.50%            13.6%
12/31/2011                      2.52               0               0            0.50%             0.7%
12/31/2010                      2.50               0               0            0.50%            16.0%
12/31/2009                      2.16               0               0            0.50%            34.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.00               0   $           0            0.25%            36.6%
12/31/2012                      2.93               0               0            0.25%            13.9%
12/31/2011                      2.57               0               0            0.25%             0.9%
12/31/2010                      2.55               0               0            0.25%            16.3%
12/31/2009                      2.19               0               0            0.25%            35.0%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.62               0   $           0            0.00%            36.9%
12/31/2012                      3.38               0               0            0.00%            14.2%
12/31/2011                      2.96               0               0            0.00%             1.2%
12/31/2010                      2.92               0               0            0.00%            16.6%
12/31/2009                      2.51               0               0            0.00%            35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.4%
      2012          0.5%
      2011          0.0%
      2010          0.2%
      2009          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,318,450   $     3,917,953           195,310
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,871)
                                                       ---------------
Net assets                                             $     5,306,579
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,306,579         3,382,121   $          1.57
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.69
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $     5,306,579         3,382,121
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,705
Mortality & expense charges                                                                        (55,126)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,421)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           198,381
Realized gain distributions                                                                        381,412
Net change in unrealized appreciation (depreciation)                                               796,841
                                                                                           ---------------
Net gain (loss)                                                                                  1,376,634
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,333,213
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,421)  $            (32,701)
Net realized gain (loss)                                                     198,381                 51,647
Realized gain distributions                                                  381,412                     --
Net change in unrealized appreciation (depreciation)                         796,841                482,883
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,333,213                501,829
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     934,957                580,625
Cost of units redeemed                                                      (972,727)              (386,802)
Account charges                                                               (1,228)                  (217)
                                                                --------------------   --------------------
Increase (decrease)                                                          (38,998)               193,606
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,294,215                695,435
Net assets, beginning                                                      4,012,364              3,316,929
                                                                --------------------   --------------------
Net assets, ending                                              $          5,306,579   $          4,012,364
                                                                ====================   ====================

Units sold                                                                   681,375                534,541
Units redeemed                                                              (755,239)              (342,983)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,864)               191,558
Units outstanding, beginning                                               3,455,985              3,264,427
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,382,121              3,455,985
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,877,840
Cost of units redeemed/account charges                                                           (1,501,532)
Net investment income (loss)                                                                        (92,343)
Net realized gain (loss)                                                                            230,966
Realized gain distributions                                                                         391,151
Net change in unrealized appreciation (depreciation)                                              1,400,497
                                                                                       --------------------
Net assets                                                                             $          5,306,579
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.57           3,382   $       5,307            1.25%            35.1%
12/31/2012                      1.16           3,456           4,012            1.25%            14.3%
12/31/2011                      1.02           3,264           3,317            1.25%            -0.9%
12/31/2010                      1.03             303             311            1.25%            12.5%
12/31/2009                      0.91             213             194            1.25%            37.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.60               0   $           0            1.00%            35.5%
12/31/2012                      1.18               0               0            1.00%            14.5%
12/31/2011                      1.03               0               0            1.00%            -0.6%
12/31/2010                      1.04               0               0            1.00%            12.8%
12/31/2009                      0.92               0               0            1.00%            37.9%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.63               0   $           0            0.75%            35.8%
12/31/2012                      1.20               0               0            0.75%            14.8%
12/31/2011                      1.04               0               0            0.75%            -0.4%
12/31/2010                      1.05               0               0            0.75%            13.1%
12/31/2009                      0.93               0               0            0.75%            38.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.66               0   $           0            0.50%            36.2%
12/31/2012                      1.22               0               0            0.50%            15.1%
12/31/2011                      1.06               0               0            0.50%            -0.2%
12/31/2010                      1.06               0               0            0.50%            13.4%
12/31/2009                      0.93               0               0            0.50%            38.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.69               0   $           0            0.25%            36.5%
12/31/2012                      1.24               0               0            0.25%            15.4%
12/31/2011                      1.07               0               0            0.25%             0.1%
12/31/2010                      1.07               0               0            0.25%            13.6%
12/31/2009                      0.94               0               0            0.25%            39.0%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.72               0   $           0            0.00%            36.8%
12/31/2012                      1.25               0               0            0.00%            15.7%
12/31/2011                      1.08               0               0            0.00%             0.3%
12/31/2010                      1.08               0               0            0.00%            13.9%
12/31/2009                      0.95               0               0            0.00%            39.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          0.4%
      2011          0.1%
      2010          0.4%
      2009          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    39,460,131   $    27,624,403           923,071
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (26,499)
                                                       ---------------
Net assets                                             $    39,433,632
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,639,528        20,772,463   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                       8,794,104         5,449,490              1.61
                                                       ---------------   ---------------
 Total                                                  $    39,433,632       26,221,953
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       114,895
Mortality & expense charges                                                                       (330,864)
                                                                                           ---------------
Net investment income (loss)                                                                      (215,969)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           905,383
Realized gain distributions                                                                      2,366,815
Net change in unrealized appreciation (depreciation)                                             6,693,188
                                                                                           ---------------
Net gain (loss)                                                                                  9,965,386
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     9,749,417
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (215,969)  $           (158,430)
Net realized gain (loss)                                                     905,383              2,313,722
Realized gain distributions                                                2,366,815                     --
Net change in unrealized appreciation (depreciation)                       6,693,188              4,501,750
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          9,749,417              6,657,042
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,305,064              6,002,231
Cost of units redeemed                                                    (4,418,458)           (19,553,467)
Account charges                                                              (11,059)               (27,076)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,124,453)           (13,578,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,624,964             (6,921,270)
Net assets, beginning                                                     30,808,668             37,729,938
                                                                --------------------   --------------------
Net assets, ending                                              $         39,433,632   $         30,808,668
                                                                ====================   ====================

Units sold                                                                 3,291,214              5,973,434
Units redeemed                                                            (4,185,298)           (18,678,813)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (894,084)           (12,705,379)
Units outstanding, beginning                                              27,116,037             39,821,416
                                                                --------------------   --------------------
Units outstanding, ending                                                 26,221,953             27,116,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         85,600,904
Cost of units redeemed/account charges                                                          (60,744,044)
Net investment income (loss)                                                                       (557,292)
Net realized gain (loss)                                                                           (531,110)
Realized gain distributions                                                                       3,829,446
Net change in unrealized appreciation (depreciation)                                             11,835,728
                                                                                       --------------------
Net assets                                                                             $         39,433,632
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48          20,772   $      30,640            1.25%            32.2%
12/31/2012                      1.12          21,046          23,489            1.25%            19.1%
12/31/2011                      0.94          33,456          31,363            1.25%            -6.0%
12/31/2010                      1.00          32,127          32,055            1.25%            10.9%
12/31/2009                      0.90          27,677          24,902            1.25%            32.9%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            1.00%            32.5%
12/31/2012                      1.13               0               0            1.00%            19.4%
12/31/2011                      0.95               0               0            1.00%            -5.8%
12/31/2010                      1.01               0               0            1.00%            11.2%
12/31/2009                      0.91               0               0            1.00%            33.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.53               0   $           0            0.75%            32.8%
12/31/2012                      1.15               0               0            0.75%            19.7%
12/31/2011                      0.96               0               0            0.75%            -5.6%
12/31/2010                      1.02               0               0            0.75%            11.5%
12/31/2009                      0.91               0               0            0.75%            33.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.56               0   $           0            0.50%            33.2%
12/31/2012                      1.17               0               0            0.50%            20.0%
12/31/2011                      0.97               0               0            0.50%            -5.3%
12/31/2010                      1.03               0               0            0.50%            11.7%
12/31/2009                      0.92               0               0            0.50%            33.9%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.58               0   $           0            0.25%            33.5%
12/31/2012                      1.19               0               0            0.25%            20.3%
12/31/2011                      0.99               0               0            0.25%            -5.1%
12/31/2010                      1.04               0               0            0.25%            12.0%
12/31/2009                      0.93               0               0            0.25%            34.2%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.61           5,449   $       8,794            0.00%            33.8%
12/31/2012                      1.21           6,070           7,319            0.00%            20.6%
12/31/2011                      1.00           6,365           6,367            0.00%            -4.9%
12/31/2010                      1.05           7,262           7,635            0.00%            12.3%
12/31/2009                      0.94               0               0            0.00%            34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          0.7%
      2011          0.7%
      2010          1.0%
      2009          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,372,262   $     1,993,005            60,567
                                                                         ===============   ===============
Receivables: investments sold                                      773
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,373,035
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,248,138         1,319,491   $          1.70
Band 100                                                            --                --              1.72
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.77
Band 0                                                         124,897            69,699              1.79
                                                       ---------------   ---------------
 Total                                                 $     2,373,035         1,389,190
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        36,556
Mortality & expense charges                                                                        (19,661)
                                                                                           ---------------
Net investment income (loss)                                                                        16,895
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            39,982
Realized gain distributions                                                                         46,934
Net change in unrealized appreciation (depreciation)                                               335,105
                                                                                           ---------------
Net gain (loss)                                                                                    422,021
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       438,916
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,895   $              8,283
Net realized gain (loss)                                                      39,982                 10,854
Realized gain distributions                                                   46,934                     --
Net change in unrealized appreciation (depreciation)                         335,105                 31,875
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            438,916                 51,012
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,326,042              1,565,310
Cost of units redeemed                                                      (540,675)              (787,391)
Account charges                                                                 (511)                  (189)
                                                                --------------------   --------------------
Increase (decrease)                                                          784,856                777,730
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,223,772                828,742
Net assets, beginning                                                      1,149,263                320,521
                                                                --------------------   --------------------
Net assets, ending                                              $          2,373,035   $          1,149,263
                                                                ====================   ====================

Units sold                                                                   895,062              1,398,523
Units redeemed                                                              (379,538)              (795,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                      515,524                603,309
Units outstanding, beginning                                                 873,666                270,357
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,389,190                873,666
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,281,109
Cost of units redeemed/account charges                                                           (1,413,042)
Net investment income (loss)                                                                         26,828
Net realized gain (loss)                                                                             51,949
Realized gain distributions                                                                          46,934
Net change in unrealized appreciation (depreciation)                                                379,257
                                                                                       --------------------
Net assets                                                                             $          2,373,035
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.70           1,319   $       2,248            1.25%            29.8%
12/31/2012                      1.31             820           1,076            1.25%            10.7%
12/31/2011                      1.19             270             321            1.25%             5.4%
12/31/2010                      1.13               9              10            1.25%            11.6%
12/31/2009                      1.01               0               0            1.25%             0.9%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.72               0   $           0            1.00%            30.2%
12/31/2012                      1.32               0               0            1.00%            11.0%
12/31/2011                      1.19               0               0            1.00%             5.6%
12/31/2010                      1.13               0               0            1.00%            11.8%
12/31/2009                      1.01               0               0            1.00%             0.9%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.74               0   $           0            0.75%            30.5%
12/31/2012                      1.33               0               0            0.75%            11.2%
12/31/2011                      1.20               0               0            0.75%             5.9%
12/31/2010                      1.13               0               0            0.75%            12.1%
12/31/2009                      1.01               0               0            0.75%             0.9%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.76               0   $           0            0.50%            30.8%
12/31/2012                      1.34               0               0            0.50%            11.5%
12/31/2011                      1.20               0               0            0.50%             6.1%
12/31/2010                      1.13               0               0            0.50%            12.4%
12/31/2009                      1.01               0               0            0.50%             0.9%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.77               0   $           0            0.25%            31.1%
12/31/2012                      1.35               0               0            0.25%            11.8%
12/31/2011                      1.21               0               0            0.25%             6.4%
12/31/2010                      1.14               0               0            0.25%            12.7%
12/31/2009                      1.01               0               0            0.25%             0.9%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.79              70   $         125            0.00%            31.5%
12/31/2012                      1.36              54              73            0.00%            12.1%
12/31/2011                      1.22               0               0            0.00%             6.7%
12/31/2010                      1.14               0               0            0.00%            13.0%
12/31/2009                      1.01               0               0            0.00%             0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.1%
      2012          2.1%
      2011          1.6%
      2010          3.4%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW PERSPECTIVE R4 CLASS - 648018844

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,058,555   $     3,869,148           109,057
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,995)
                                                       ---------------
Net assets                                             $     4,052,560
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,826,128         2,805,857   $          1.36
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                         226,432           160,899              1.41
                                                       ---------------   ---------------
 Total                                                 $     4,052,560         2,966,756
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,814
Mortality & expense charges                                                                        (19,558)
                                                                                           ---------------
Net investment income (loss)                                                                        11,256
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            92,326
Realized gain distributions                                                                        181,100
Net change in unrealized appreciation (depreciation)                                               148,207
                                                                                           ---------------
Net gain (loss)                                                                                    421,633
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       432,889
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,256   $              3,612
Net realized gain (loss)                                                      92,326                 22,720
Realized gain distributions                                                  181,100                     --
Net change in unrealized appreciation (depreciation)                         148,207                 47,045
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            432,889                 73,377
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,480,852              1,030,110
Cost of units redeemed                                                    (2,594,909)              (570,422)
Account charges                                                               (1,464)                  (592)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,884,479                459,096
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,317,368                532,473
Net assets, beginning                                                        735,192                202,719
                                                                --------------------   --------------------
Net assets, ending                                              $          4,052,560   $            735,192
                                                                ====================   ====================

Units sold                                                                 4,369,295              1,257,480
Units redeemed                                                            (2,075,689)              (806,343)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,293,606                451,137
Units outstanding, beginning                                                 673,150                222,013
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,966,756                673,150
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,927,505
Cost of units redeemed/account charges                                                           (3,377,104)
Net investment income (loss)                                                                         16,664
Net realized gain (loss)                                                                            114,988
Realized gain distributions                                                                         181,100
Net change in unrealized appreciation (depreciation)                                                189,407
                                                                                       --------------------
Net assets                                                                             $          4,052,560
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.36           2,806   $       3,826            1.25%            25.2%
12/31/2012                      1.09             573             624            1.25%            19.3%
12/31/2011                      0.91             222             203            1.25%            -8.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            1.00%            25.5%
12/31/2012                      1.09               0               0            1.00%            19.6%
12/31/2011                      0.91               0               0            1.00%            -8.6%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.75%            25.8%
12/31/2012                      1.10               0               0            0.75%            19.9%
12/31/2011                      0.92               0               0            0.75%            -8.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.50%            26.2%
12/31/2012                      1.10               0               0            0.50%            20.2%
12/31/2011                      0.92               0               0            0.50%            -8.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            0.25%            26.5%
12/31/2012                      1.11               0               0            0.25%            20.5%
12/31/2011                      0.92               0               0            0.25%            -8.2%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.41             161   $         226            0.00%            26.8%
12/31/2012                      1.11             100             111            0.00%            20.8%
12/31/2011                      0.92               0               0            0.00%            -8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.3%
      2012          1.7%
      2011          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,554,774   $     1,937,166            94,993
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,361)
                                                       ---------------
Net assets                                             $     2,553,413
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,419,163           887,860   $          1.60
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.73
Band 0                                                       1,134,250           642,126              1.77
                                                       ---------------   ---------------
 Total                                                 $     2,553,413         1,529,986
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           196
Mortality & expense charges                                                                        (11,308)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,112)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            61,986
Realized gain distributions                                                                        183,229
Net change in unrealized appreciation (depreciation)                                               328,995
                                                                                           ---------------
Net gain (loss)                                                                                    574,210
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       563,098
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,112)  $             (5,400)
Net realized gain (loss)                                                      61,986                 48,401
Realized gain distributions                                                  183,229                     --
Net change in unrealized appreciation (depreciation)                         328,995                135,154
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            563,098                178,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     775,562                343,972
Cost of units redeemed                                                      (231,039)              (264,539)
Account charges                                                                 (440)                  (219)
                                                                --------------------   --------------------
Increase (decrease)                                                          544,083                 79,214
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,107,181                257,369
Net assets, beginning                                                      1,446,232              1,188,863
                                                                --------------------   --------------------
Net assets, ending                                              $          2,553,413   $          1,446,232
                                                                ====================   ====================

Units sold                                                                   540,689                284,722
Units redeemed                                                              (172,740)              (219,274)
                                                                --------------------   --------------------
Net increase (decrease)                                                      367,949                 65,448
Units outstanding, beginning                                               1,162,037              1,096,589
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,529,986              1,162,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,945,845
Cost of units redeemed/account charges                                                           (1,244,669)
Net investment income (loss)                                                                        (22,429)
Net realized gain (loss)                                                                             60,045
Realized gain distributions                                                                         197,013
Net change in unrealized appreciation (depreciation)                                                617,608
                                                                                       --------------------
Net assets                                                                             $          2,553,413
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.60             888   $       1,419            1.25%            34.7%
12/31/2012                      1.19             543             645            1.25%            13.9%
12/31/2011                      1.04             520             542            1.25%            -1.2%
12/31/2010                      1.05             346             365            1.25%            12.2%
12/31/2009                      0.94             290             272            1.25%            37.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.63               0   $           0            1.00%            35.0%
12/31/2012                      1.21               0               0            1.00%            14.2%
12/31/2011                      1.06               0               0            1.00%            -1.0%
12/31/2010                      1.07               0               0            1.00%            12.5%
12/31/2009                      0.95               0               0            1.00%            37.4%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.66               0   $           0            0.75%            35.4%
12/31/2012                      1.23               0               0            0.75%            14.5%
12/31/2011                      1.07               0               0            0.75%            -0.7%
12/31/2010                      1.08               0               0            0.75%            12.8%
12/31/2009                      0.96               0               0            0.75%            37.7%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.70               0   $           0            0.50%            35.7%
12/31/2012                      1.25               0               0            0.50%            14.8%
12/31/2011                      1.09               0               0            0.50%            -0.5%
12/31/2010                      1.09               0               0            0.50%            13.0%
12/31/2009                      0.97               0               0            0.50%            38.1%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.73               0   $           0            0.25%            36.0%
12/31/2012                      1.27               0               0            0.25%            15.1%
12/31/2011                      1.11               0               0            0.25%            -0.2%
12/31/2010                      1.11               0               0            0.25%            13.3%
12/31/2009                      0.98               0               0            0.25%            38.4%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.77             642   $       1,134            0.00%            36.4%
12/31/2012                      1.30             619             801            0.00%            15.4%
12/31/2011                      1.12             576             647            0.00%             0.0%
12/31/2010                      1.12             532             597            0.00%            13.6%
12/31/2009                      0.99             439             433            0.00%            38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.2%
      2011          0.1%
      2010          0.2%
      2009          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,556,881   $    11,719,245           319,031
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,517)
                                                       ---------------
Net assets                                             $    16,551,364
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,551,364        11,100,364   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $    16,551,364        11,100,364
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       204,645
Mortality & expense charges                                                                       (196,804)
                                                                                           ---------------
Net investment income (loss)                                                                         7,841
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,765,295
Realized gain distributions                                                                        285,603
Net change in unrealized appreciation (depreciation)                                             2,126,230
                                                                                           ---------------
Net gain (loss)                                                                                  4,177,128
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,184,969
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,841   $             59,980
Net realized gain (loss)                                                   1,765,295                196,492
Realized gain distributions                                                  285,603                     --
Net change in unrealized appreciation (depreciation)                       2,126,230              1,677,106
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,184,969              1,933,578
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     242,363              4,221,893
Cost of units redeemed                                                    (3,101,060)            (1,883,121)
Account charges                                                               (8,099)               (18,071)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,866,796)             2,320,701
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,318,173              4,254,279
Net assets, beginning                                                     15,233,191             10,978,912
                                                                --------------------   --------------------
Net assets, ending                                              $         16,551,364   $         15,233,191
                                                                ====================   ====================

Units sold                                                                 3,600,225              4,070,147
Units redeemed                                                            (5,764,107)            (1,863,543)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,163,882)             2,206,604
Units outstanding, beginning                                              13,264,246             11,057,642
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,100,364             13,264,246
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         23,077,176
Cost of units redeemed/account charges                                                          (12,861,081)
Net investment income (loss)                                                                        221,927
Net realized gain (loss)                                                                            812,265
Realized gain distributions                                                                         463,441
Net change in unrealized appreciation (depreciation)                                              4,837,636
                                                                                       --------------------
Net assets                                                                             $         16,551,364
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.49          11,100   $      16,551            1.25%            29.8%
12/31/2012                      1.15          13,264          15,233            1.25%            15.7%
12/31/2011                      0.99          11,058          10,979            1.25%            -3.1%
12/31/2010                      1.03           8,695           8,913            1.25%            12.6%
12/31/2009                      0.91           6,345           5,776            1.25%            31.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.52               0   $           0            1.00%            30.2%
12/31/2012                      1.17               0               0            1.00%            16.0%
12/31/2011                      1.01               0               0            1.00%            -2.9%
12/31/2010                      1.04               0               0            1.00%            12.9%
12/31/2009                      0.92               0               0            1.00%            32.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.55               0   $           0            0.75%            30.5%
12/31/2012                      1.18               0               0            0.75%            16.2%
12/31/2011                      1.02               0               0            0.75%            -2.7%
12/31/2010                      1.05               0               0            0.75%            13.2%
12/31/2009                      0.92               0               0            0.75%            32.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.57               0   $           0            0.50%            30.8%
12/31/2012                      1.20               0               0            0.50%            16.5%
12/31/2011                      1.03               0               0            0.50%            -2.4%
12/31/2010                      1.06               0               0            0.50%            13.5%
12/31/2009                      0.93               0               0            0.50%            32.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.60               0   $           0            0.25%            31.1%
12/31/2012                      1.22               0               0            0.25%            16.8%
12/31/2011                      1.05               0               0            0.25%            -2.2%
12/31/2010                      1.07               0               0            0.25%            13.7%
12/31/2009                      0.94               0               0            0.25%            33.0%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.63               0   $           0            0.00%            31.5%
12/31/2012                      1.24               0               0            0.00%            17.1%
12/31/2011                      1.06               0               0            0.00%            -1.9%
12/31/2010                      1.08               0               0            0.00%            14.0%
12/31/2009                      0.95               0               0            0.00%            33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.3%
      2012          1.7%
      2011          1.7%
      2010          1.7%
      2009          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,959,518   $    17,655,417           610,425
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (83,592)
                                                       ---------------
Net assets                                             $    25,875,926
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    23,909,350        15,844,563   $          1.51
Band 100                                                       141,998            92,240              1.54
Band 75                                                             --                --              1.57
Band 50                                                            101                63              1.60
Band 25                                                             --                --              1.63
Band 0                                                       1,824,477         1,094,119              1.67
                                                       ---------------   ---------------
 Total                                                 $    25,875,926        17,030,985
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,045
Mortality & expense charges                                                                       (266,772)
                                                                                           ---------------
Net investment income (loss)                                                                      (259,727)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,225,265
Realized gain distributions                                                                      1,574,032
Net change in unrealized appreciation (depreciation)                                             3,785,389
                                                                                           ---------------
Net gain (loss)                                                                                  6,584,686
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     6,324,959
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (259,727)  $           (151,056)
Net realized gain (loss)                                                   1,225,265              1,490,465
Realized gain distributions                                                1,574,032                     --
Net change in unrealized appreciation (depreciation)                       3,785,389              2,226,789
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,324,959              3,566,198
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,546,763                 22,515
Cost of units redeemed                                                    (3,667,462)            (4,459,126)
Account charges                                                              (13,388)               (14,828)
                                                                --------------------   --------------------
Increase (decrease)                                                         (134,087)            (4,451,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,190,872               (885,241)
Net assets, beginning                                                     19,685,054             20,570,295
                                                                --------------------   --------------------
Net assets, ending                                              $         25,875,926   $         19,685,054
                                                                ====================   ====================

Units sold                                                                 4,564,038              4,126,731
Units redeemed                                                            (4,641,194)            (8,257,128)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (77,156)            (4,130,397)
Units outstanding, beginning                                              17,108,141             21,238,538
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,030,985             17,108,141
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         46,916,745
Cost of units redeemed/account charges                                                          (32,528,075)
Net investment income (loss)                                                                       (738,883)
Net realized gain (loss)                                                                          1,981,220
Realized gain distributions                                                                       1,940,818
Net change in unrealized appreciation (depreciation)                                              8,304,101
                                                                                       --------------------
Net assets                                                                             $         25,875,926
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.51          15,845   $      23,909            1.25%            31.8%
12/31/2012                      1.15          16,133          18,475            1.25%            18.7%
12/31/2011                      0.96          20,086          19,378            1.25%            -6.3%
12/31/2010                      1.03          19,454          20,034            1.25%            10.6%
12/31/2009                      0.93          15,601          14,531            1.25%            32.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.54              92   $         142            1.00%            32.1%
12/31/2012                      1.17             102             119            1.00%            19.0%
12/31/2011                      0.98              98              96            1.00%            -6.1%
12/31/2010                      1.04              87              90            1.00%            10.8%
12/31/2009                      0.94              96              90            1.00%            32.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.57               0   $           0            0.75%            32.4%
12/31/2012                      1.19               0               0            0.75%            19.3%
12/31/2011                      0.99               0               0            0.75%            -5.9%
12/31/2010                      1.06               0               0            0.75%            11.1%
12/31/2009                      0.95               0               0            0.75%            33.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.60               0   $           0            0.50%            32.8%
12/31/2012                      1.21               0               0            0.50%            19.6%
12/31/2011                      1.01               0               0            0.50%            -5.6%
12/31/2010                      1.07              73              78            0.50%            11.4%
12/31/2009                      0.96               0               0            0.50%            33.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.63               0   $           0            0.25%            33.1%
12/31/2012                      1.23               0               0            0.25%            19.9%
12/31/2011                      1.02               0               0            0.25%            -5.4%
12/31/2010                      1.08               0               0            0.25%            11.7%
12/31/2009                      0.97               0               0            0.25%            33.8%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.67           1,094   $       1,824            0.00%            33.4%
12/31/2012                      1.25             873           1,091            0.00%            20.2%
12/31/2011                      1.04           1,054           1,096            0.00%            -5.1%
12/31/2010                      1.10           1,259           1,380            0.00%            12.0%
12/31/2009                      0.98             856             838            0.00%            34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.5%
      2011          0.4%
      2010          0.7%
      2009          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,718,886   $    18,252,958           809,427
                                                                         ===============   ===============
Receivables: investments sold                                   14,960
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,733,846
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,733,846        12,667,953   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $    19,733,846        12,667,953
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       228,519
Mortality & expense charges                                                                       (143,730)
                                                                                           ---------------
Net investment income (loss)                                                                        84,789
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           366,750
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,408,134
                                                                                           ---------------
Net gain (loss)                                                                                  1,774,884
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,859,673
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             84,789   $             11,655
Net realized gain (loss)                                                     366,750                 60,272
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,408,134                 57,483
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,859,673                129,410
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,332,331              6,451,811
Cost of units redeemed                                                    (6,799,487)            (3,850,371)
Account charges                                                              (54,082)                (1,663)
                                                                --------------------   --------------------
Increase (decrease)                                                       14,478,762              2,599,777
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,338,435              2,729,187
Net assets, beginning                                                      3,395,411                666,224
                                                                --------------------   --------------------
Net assets, ending                                              $         19,733,846   $          3,395,411
                                                                ====================   ====================

Units sold                                                                14,963,891              5,956,677
Units redeemed                                                            (4,915,272)            (3,916,682)
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,048,619              2,039,995
Units outstanding, beginning                                               2,619,334                579,339
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,667,953              2,619,334
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         29,267,406
Cost of units redeemed/account charges                                                          (11,523,445)
Net investment income (loss)                                                                         99,351
Net realized gain (loss)                                                                            424,606
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,465,928
                                                                                       --------------------
Net assets                                                                             $         19,733,846
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.56          12,668   $      19,734            1.25%            20.2%
12/31/2012                      1.30           2,619           3,395            1.25%            12.7%
12/31/2011                      1.15             579             666            1.25%             2.5%
12/31/2010                      1.12               0               0            1.25%            11.6%
12/31/2009                      1.01               0               0            1.25%             0.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.57               0   $           0            1.00%            20.5%
12/31/2012                      1.31               0               0            1.00%            13.0%
12/31/2011                      1.16               0               0            1.00%             2.8%
12/31/2010                      1.12               0               0            1.00%            11.9%
12/31/2009                      1.01               0               0            1.00%             0.5%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.59               0   $           0            0.75%            20.8%
12/31/2012                      1.32               0               0            0.75%            13.3%
12/31/2011                      1.16               0               0            0.75%             3.0%
12/31/2010                      1.13               0               0            0.75%            12.2%
12/31/2009                      1.01               0               0            0.75%             0.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.61               0   $           0            0.50%            21.1%
12/31/2012                      1.33               0               0            0.50%            13.6%
12/31/2011                      1.17               0               0            0.50%             3.3%
12/31/2010                      1.13               0               0            0.50%            12.4%
12/31/2009                      1.01               0               0            0.50%             0.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.62               0   $           0            0.25%            21.4%
12/31/2012                      1.34               0               0            0.25%            13.9%
12/31/2011                      1.17               0               0            0.25%             3.5%
12/31/2010                      1.13               0               0            0.25%            12.7%
12/31/2009                      1.01               0               0            0.25%             0.5%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.64               0   $           0            0.00%            21.7%
12/31/2012                      1.35               0               0            0.00%            14.1%
12/31/2011                      1.18               0               0            0.00%             3.8%
12/31/2010                      1.14               0               0            0.00%            13.0%
12/31/2009                      1.01               0               0            0.00%             0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.0%
      2012          1.8%
      2011          2.2%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW PERSPECTIVE R3 CLASS - 648018851

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,505,907   $     2,331,099            67,977
                                                                         ===============   ===============
Receivables: investments sold                                    2,468
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,508,375
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,508,375         1,853,855   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $     2,508,375         1,853,855
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,442
Mortality & expense charges                                                                        (13,707)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,265)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,210
Realized gain distributions                                                                        112,828
Net change in unrealized appreciation (depreciation)                                               124,162
                                                                                           ---------------
Net gain (loss)                                                                                    262,200
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       260,935
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,265)  $             (1,485)
Net realized gain (loss)                                                      25,210                 13,542
Realized gain distributions                                                  112,828                     --
Net change in unrealized appreciation (depreciation)                         124,162                 50,645
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            260,935                 62,702
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,343,691              1,109,675
Cost of units redeemed                                                      (674,071)              (614,503)
Account charges                                                                 (683)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,668,937                495,055
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,929,872                557,757
Net assets, beginning                                                        578,503                 20,746
                                                                --------------------   --------------------
Net assets, ending                                              $          2,508,375   $            578,503
                                                                ====================   ====================

Units sold                                                                 1,877,755              1,141,899
Units redeemed                                                              (557,704)              (630,856)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,320,051                511,043
Units outstanding, beginning                                                 533,804                 22,761
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,853,855                533,804
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,479,183
Cost of units redeemed/account charges                                                           (1,294,236)
Net investment income (loss)                                                                         (2,603)
Net realized gain (loss)                                                                             38,395
Realized gain distributions                                                                         112,828
Net change in unrealized appreciation (depreciation)                                                174,808
                                                                                       --------------------
Net assets                                                                             $          2,508,375
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.35           1,854   $       2,508            1.25%            24.9%
12/31/2012                      1.08             534             579            1.25%            18.9%
12/31/2011                      0.91              23              21            1.25%            -8.9%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.36               0   $           0            1.00%            25.2%
12/31/2012                      1.09               0               0            1.00%            19.2%
12/31/2011                      0.91               0               0            1.00%            -8.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            0.75%            25.5%
12/31/2012                      1.09               0               0            0.75%            19.5%
12/31/2011                      0.91               0               0            0.75%            -8.6%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.50%            25.8%
12/31/2012                      1.10               0               0            0.50%            19.8%
12/31/2011                      0.92               0               0            0.50%            -8.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.25%            26.1%
12/31/2012                      1.10               0               0            0.25%            20.1%
12/31/2011                      0.92               0               0            0.25%            -8.4%

                                                           BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            0.00%            26.4%
12/31/2012                      1.10               0               0            0.00%            20.4%
12/31/2011                      0.92               0               0            0.00%            -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.8%
      2012          1.5%
      2011          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    69,821,196   $    55,927,496         1,447,628
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (74,444)
                                                       ---------------
Net assets                                             $    69,746,752
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    64,228,876        49,516,946   $          1.30
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.39
Band 0                                                       5,517,876         3,888,457              1.42
                                                       ---------------   ---------------
 Total                                                 $    69,746,752        53,405,403
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       656,993
Mortality & expense charges                                                                       (658,226)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,233)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           673,928
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             9,617,827
                                                                                           ---------------
Net gain (loss)                                                                                 10,291,755
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    10,290,522
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,233)  $            333,394
Net realized gain (loss)                                                     673,928                127,339
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       9,617,827              6,069,339
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         10,290,522              6,530,072
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  26,747,112             20,380,242
Cost of units redeemed                                                   (14,694,762)           (13,172,836)
Account charges                                                              (58,042)               (40,556)
                                                                --------------------   --------------------
Increase (decrease)                                                       11,994,308              7,166,850
                                                                --------------------   --------------------
Net increase (decrease)                                                   22,284,830             13,696,922
Net assets, beginning                                                     47,461,922             33,765,000
                                                                --------------------   --------------------
Net assets, ending                                              $         69,746,752   $         47,461,922
                                                                ====================   ====================

Units sold                                                                23,000,189             20,342,218
Units redeemed                                                           (12,721,958)           (13,586,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,278,231              6,755,408
Units outstanding, beginning                                              43,127,172             36,371,764
                                                                --------------------   --------------------
Units outstanding, ending                                                 53,405,403             43,127,172
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        104,756,875
Cost of units redeemed/account charges                                                          (49,474,368)
Net investment income (loss)                                                                      1,002,495
Net realized gain (loss)                                                                         (1,629,451)
Realized gain distributions                                                                       1,197,501
Net change in unrealized appreciation (depreciation)                                             13,893,700
                                                                                       --------------------
Net assets                                                                             $         69,746,752
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30            49,517   $        64,229              1.25%             18.7%
12/31/2012                        1.09            39,430            43,096              1.25%             17.7%
12/31/2011                        0.93            36,372            33,765              1.25%            -14.7%
12/31/2010                        1.09            31,739            34,534              1.25%              8.0%
12/31/2009                        1.01            20,960            21,110              1.25%             37.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              1.00%             19.0%
12/31/2012                        1.11                 0                 0              1.00%             18.0%
12/31/2011                        0.94                 0                 0              1.00%            -14.5%
12/31/2010                        1.10                 0                 0              1.00%              8.3%
12/31/2009                        1.02                 0                 0              1.00%             37.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             19.3%
12/31/2012                        1.13                 0                 0              0.75%             18.3%
12/31/2011                        0.95                 0                 0              0.75%            -14.3%
12/31/2010                        1.11                 0                 0              0.75%              8.6%
12/31/2009                        1.02                 0                 0              0.75%             38.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             19.6%
12/31/2012                        1.14                 0                 0              0.50%             18.6%
12/31/2011                        0.97                 0                 0              0.50%            -14.0%
12/31/2010                        1.12                 0                 0              0.50%              8.8%
12/31/2009                        1.03                 0                 0              0.50%             38.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             19.9%
12/31/2012                        1.16                 0                 0              0.25%             18.9%
12/31/2011                        0.98                 0                 0              0.25%            -13.8%
12/31/2010                        1.13                 0                 0              0.25%              9.1%
12/31/2009                        1.04                 0                 0              0.25%             38.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42             3,888   $         5,518              0.00%             20.2%
12/31/2012                        1.18             3,697             4,365              0.00%             19.2%
12/31/2011                        0.99                 0                 0              0.00%            -13.6%
12/31/2010                        1.15                 0                 0              0.00%              9.4%
12/31/2009                        1.05                 0                 0              0.00%             39.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               2.0%
                2011               1.6%
                2010               1.7%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,663,778   $    14,399,709           396,665
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (88,717)
                                                       ---------------
Net assets                                             $    20,575,061
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,943,661        12,979,778   $          1.46
Band 100                                                        25,196            16,956              1.49
Band 75                                                             --                --              1.51
Band 50                                                         75,023            48,706              1.54
Band 25                                                             --                --              1.57
Band 0                                                       1,531,181           958,957              1.60
                                                       ---------------   ---------------
 Total                                                 $    20,575,061        14,004,397
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       193,928
Mortality & expense charges                                                                       (209,157)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,229)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           918,046
Realized gain distributions                                                                        354,885
Net change in unrealized appreciation (depreciation)                                             3,454,523
                                                                                           ---------------
Net gain (loss)                                                                                  4,727,454
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,712,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,229)  $             36,942
Net realized gain (loss)                                                     918,046                329,462
Realized gain distributions                                                  354,885                     --
Net change in unrealized appreciation (depreciation)                       3,454,523              1,692,158
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,712,225              2,058,562
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,678,834              4,396,648
Cost of units redeemed                                                    (3,870,776)            (3,374,447)
Account charges                                                               (8,715)                (8,404)
                                                                --------------------   --------------------
Increase (decrease)                                                         (200,657)             1,013,797
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,511,568              3,072,359
Net assets, beginning                                                     16,063,493             12,991,134
                                                                --------------------   --------------------
Net assets, ending                                              $         20,575,061   $         16,063,493
                                                                ====================   ====================

Units sold                                                                 3,735,026              4,267,963
Units redeemed                                                            (3,880,104)            (3,328,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (145,078)               939,507
Units outstanding, beginning                                              14,149,475             13,209,968
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,004,397             14,149,475
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,301,314
Cost of units redeemed/account charges                                                          (15,262,046)
Net investment income (loss)                                                                        102,755
Net realized gain (loss)                                                                            747,178
Realized gain distributions                                                                         421,791
Net change in unrealized appreciation (depreciation)                                              6,264,069
                                                                                       --------------------
Net assets                                                                             $         20,575,061
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46            12,980   $        18,944              1.25%             29.5%
12/31/2012                        1.13            12,884            14,525              1.25%             15.3%
12/31/2011                        0.98            11,983            11,714              1.25%             -3.4%
12/31/2010                        1.01             9,934            10,055              1.25%             12.3%
12/31/2009                        0.90             7,546             6,803              1.25%             31.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                17   $            25              1.00%             29.8%
12/31/2012                        1.14                17                19              1.00%             15.6%
12/31/2011                        0.99                15                15              1.00%             -3.2%
12/31/2010                        1.02                13                14              1.00%             12.6%
12/31/2009                        0.91                12                11              1.00%             31.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.75%             30.1%
12/31/2012                        1.16                 0                 0              0.75%             15.9%
12/31/2011                        1.00                 0                 0              0.75%             -2.9%
12/31/2010                        1.03                 0                 0              0.75%             12.8%
12/31/2009                        0.92                 0                 0              0.75%             31.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                49   $            75              0.50%             30.4%
12/31/2012                        1.18                42                49              0.50%             16.2%
12/31/2011                        1.02                61                62              0.50%             -2.7%
12/31/2010                        1.04                27                28              0.50%             13.1%
12/31/2009                        0.92                 0                 0              0.50%             32.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.25%             30.8%
12/31/2012                        1.20                 0                 0              0.25%             16.5%
12/31/2011                        1.03                 0                 0              0.25%             -2.5%
12/31/2010                        1.06                 0                 0              0.25%             13.4%
12/31/2009                        0.93                 0                 0              0.25%             32.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60               959   $         1,531              0.00%             31.1%
12/31/2012                        1.22             1,207             1,470              0.00%             16.8%
12/31/2011                        1.04             1,151             1,201              0.00%             -2.2%
12/31/2010                        1.07               524               559              0.00%             13.7%
12/31/2009                        0.94               303               284              0.00%             32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.4%
                2011               1.4%
                2010               1.4%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,766,728   $     4,494,529           420,722
                                                                         ===============   ===============
Receivables: investments sold                                   12,680
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,779,408
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,779,408         3,250,398   $          1.47
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $     4,779,408         3,250,398
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       308,504
Mortality & expense charges                                                                        (62,172)
                                                                                           ---------------
Net investment income (loss)                                                                       246,332
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           179,158
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (176,961)
                                                                                           ---------------
Net gain (loss)                                                                                      2,197
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       248,529
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            246,332   $            395,473
Net realized gain (loss)                                                     179,158                297,416
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (176,961)               164,648
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            248,529                857,537
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     226,883              1,171,597
Cost of units redeemed                                                    (1,188,727)            (4,542,624)
Account charges                                                                 (421)                  (597)
                                                                --------------------   --------------------
Increase (decrease)                                                         (962,265)            (3,371,624)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (713,736)            (2,514,087)
Net assets, beginning                                                      5,493,144              8,007,231
                                                                --------------------   --------------------
Net assets, ending                                              $          4,779,408   $          5,493,144
                                                                ====================   ====================

Units sold                                                                   723,282                896,938
Units redeemed                                                            (1,398,973)            (3,443,677)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (675,691)            (2,546,739)
Units outstanding, beginning                                               3,926,089              6,472,828
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,250,398              3,926,089
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,989,202
Cost of units redeemed/account charges                                                          (11,750,190)
Net investment income (loss)                                                                      2,482,031
Net realized gain (loss)                                                                           (223,431)
Realized gain distributions                                                                           9,597
Net change in unrealized appreciation (depreciation)                                                272,199
                                                                                       --------------------
Net assets                                                                             $          4,779,408
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47             3,250   $         4,779              1.25%              5.1%
12/31/2012                        1.40             3,926             5,493              1.25%             13.1%
12/31/2011                        1.24             6,473             8,007              1.25%              0.7%
12/31/2010                        1.23             6,414             7,880              1.25%             13.5%
12/31/2009                        1.08             6,247             6,760              1.25%             46.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              1.00%              5.4%
12/31/2012                        1.42                 0                 0              1.00%             13.4%
12/31/2011                        1.25                 0                 0              1.00%              0.9%
12/31/2010                        1.24                 0                 0              1.00%             13.8%
12/31/2009                        1.09                 0                 0              1.00%             47.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.75%              5.6%
12/31/2012                        1.44                 0                 0              0.75%             13.7%
12/31/2011                        1.27                 0                 0              0.75%              1.2%
12/31/2010                        1.25                 0                 0              0.75%             14.1%
12/31/2009                        1.10                 0                 0              0.75%             47.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.50%              5.9%
12/31/2012                        1.47                 0                 0              0.50%             14.0%
12/31/2011                        1.29                 0                 0              0.50%              1.4%
12/31/2010                        1.27                 0                 0              0.50%             14.4%
12/31/2009                        1.11                 0                 0              0.50%             47.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.25%              6.2%
12/31/2012                        1.49                 0                 0              0.25%             14.2%
12/31/2011                        1.30                 0                 0              0.25%              1.7%
12/31/2010                        1.28                 0                 0              0.25%             14.7%
12/31/2009                        1.12                 0                 0              0.25%             48.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.00%              6.4%
12/31/2012                        1.51                 0                 0              0.00%             14.5%
12/31/2011                        1.32                 0                 0              0.00%              2.0%
12/31/2010                        1.29                 0                 0              0.00%             15.0%
12/31/2009                        1.13                 0                 0              0.00%             48.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               6.0%
                2012               7.1%
                2011               7.8%
                2010               8.1%
                2009               9.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,911,817   $     7,536,071           366,756
                                                                         ===============   ===============
Receivables: investments sold                                    7,706
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,919,523
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,719,461         5,663,996   $          1.54
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                         200,062           123,560              1.62
                                                       ---------------   ---------------
 Total                                                 $     8,919,523         5,787,556
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        95,116
Mortality & expense charges                                                                        (84,710)
                                                                                           ---------------
Net investment income (loss)                                                                        10,406
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           185,418
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,051,773
                                                                                           ---------------
Net gain (loss)                                                                                  1,237,191
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,247,597
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,406   $             12,849
Net realized gain (loss)                                                     185,418                 29,107
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,051,773                315,775
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,247,597                357,731
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,191,069              8,719,729
Cost of units redeemed                                                    (1,778,387)            (4,595,407)
Account charges                                                               (3,057)                (1,102)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,409,625              4,123,220
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,657,222              4,480,951
Net assets, beginning                                                      5,262,301                781,350
                                                                --------------------   --------------------
Net assets, ending                                              $          8,919,523   $          5,262,301
                                                                ====================   ====================

Units sold                                                                 2,946,701              7,293,504
Units redeemed                                                            (1,255,006)            (3,881,302)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,691,695              3,412,202
Units outstanding, beginning                                               4,095,861                683,659
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,787,556              4,095,861
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,809,347
Cost of units redeemed/account charges                                                           (6,513,803)
Net investment income (loss)                                                                         27,051
Net realized gain (loss)                                                                            221,182
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,375,746
                                                                                       --------------------
Net assets                                                                             $          8,919,523
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54             5,664   $         8,719              1.25%             19.8%
12/31/2012                        1.28             4,096             5,262              1.25%             12.4%
12/31/2011                        1.14               684               781              1.25%              2.2%
12/31/2010                        1.12                49                55              1.25%             11.2%
12/31/2009                        1.01                 0                 0              1.25%              0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              1.00%             20.1%
12/31/2012                        1.29                 0                 0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%              2.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%
12/31/2009                        1.01                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             20.4%
12/31/2012                        1.30                 0                 0              0.75%             13.0%
12/31/2011                        1.15                 0                 0              0.75%              2.7%
12/31/2010                        1.12                 0                 0              0.75%             11.8%
12/31/2009                        1.01                 0                 0              0.75%              0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.50%             20.7%
12/31/2012                        1.31                 0                 0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%              3.0%
12/31/2010                        1.13                 0                 0              0.50%             12.1%
12/31/2009                        1.01                 0                 0              0.50%              0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.25%             21.0%
12/31/2012                        1.32                 0                 0              0.25%             13.5%
12/31/2011                        1.17                 0                 0              0.25%              3.2%
12/31/2010                        1.13                 0                 0              0.25%             12.4%
12/31/2009                        1.01                 0                 0              0.25%              0.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62               124   $           200              0.00%             21.3%
12/31/2012                        1.33                 0                 0              0.00%             13.8%
12/31/2011                        1.17                 0                 0              0.00%              3.5%
12/31/2010                        1.13                 0                 0              0.00%             12.6%
12/31/2009                        1.01                 0                 0              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.7%
                2011               1.2%
                2010               3.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,024,242   $     2,061,810           154,328
                                                                         ===============   ===============
Receivables: investments sold                                   46,842
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,071,084
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,071,084         1,846,472   $          1.12
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $     2,071,084         1,846,472
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        25,281
Mortality & expense charges                                                                        (24,377)
                                                                                           ---------------
Net investment income (loss)                                                                           904
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,338)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (46,697)
                                                                                           ---------------
Net gain (loss)                                                                                    (49,035)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (48,131)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                904   $              6,239
Net realized gain (loss)                                                      (2,338)                 1,792
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (46,697)                 8,754
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (48,131)                16,785
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     742,774              1,979,084
Cost of units redeemed                                                      (547,232)              (276,199)
Account charges                                                                 (188)                (1,918)
                                                                --------------------   --------------------
Increase (decrease)                                                          195,354              1,700,967
                                                                --------------------   --------------------
Net increase (decrease)                                                      147,223              1,717,752
Net assets, beginning                                                      1,923,861                206,109
                                                                --------------------   --------------------
Net assets, ending                                              $          2,071,084   $          1,923,861
                                                                ====================   ====================

Units sold                                                                   656,815              1,789,880
Units redeemed                                                              (483,986)              (298,065)
                                                                --------------------   --------------------
Net increase (decrease)                                                      172,829              1,491,815
Units outstanding, beginning                                               1,673,643                181,828
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,846,472              1,673,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,713,473
Cost of units redeemed/account charges                                                           (1,630,033)
Net investment income (loss)                                                                         18,098
Net realized gain (loss)                                                                              7,114
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (37,568)
                                                                                       --------------------
Net assets                                                                             $          2,071,084
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12             1,846   $         2,071              1.25%             -2.4%
12/31/2012                        1.15             1,674             1,924              1.25%              1.4%
12/31/2011                        1.13               182               206              1.25%              2.4%
12/31/2010                        1.11               228               252              1.25%              3.4%
12/31/2009                        1.07               184               197              1.25%              5.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%             -2.2%
12/31/2012                        1.17                 0                 0              1.00%              1.7%
12/31/2011                        1.15                 0                 0              1.00%              2.6%
12/31/2010                        1.12                 0                 0              1.00%              3.7%
12/31/2009                        1.08                 0                 0              1.00%              5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.75%             -1.9%
12/31/2012                        1.19                 0                 0              0.75%              1.9%
12/31/2011                        1.16                 0                 0              0.75%              2.9%
12/31/2010                        1.13                 0                 0              0.75%              3.9%
12/31/2009                        1.09                 0                 0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%             -1.7%
12/31/2012                        1.20                 0                 0              0.50%              2.2%
12/31/2011                        1.18                 0                 0              0.50%              3.2%
12/31/2010                        1.14                 0                 0              0.50%              4.2%
12/31/2009                        1.10                 0                 0              0.50%              5.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.25%             -1.4%
12/31/2012                        1.22                 0                 0              0.25%              2.4%
12/31/2011                        1.19                 0                 0              0.25%              3.4%
12/31/2010                        1.15                 0                 0              0.25%              4.4%
12/31/2009                        1.11                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              2.7%
12/31/2011                        1.21                 0                 0              0.00%              3.7%
12/31/2010                        1.17                 0                 0              0.00%              4.7%
12/31/2009                        1.11                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               2.4%
                2011               2.1%
                2010               2.5%
                2009               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,151,729   $    23,518,728           626,842
                                                                         ===============   ===============
Receivables: investments sold                                   18,213
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    30,169,942
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,564,600        19,001,099   $          1.40
Band 100                                                       147,468           103,392              1.43
Band 75                                                             --                --              1.46
Band 50                                                        219,240           147,693              1.48
Band 25                                                             --                --              1.51
Band 0                                                       3,238,634         2,096,283              1.54
                                                       ---------------   ---------------
 Total                                                 $    30,169,942        21,348,467
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       198,620
Mortality & expense charges                                                                       (286,733)
                                                                                           ---------------
Net investment income (loss)                                                                       (88,113)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           534,351
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,132,245
                                                                                           ---------------
Net gain (loss)                                                                                  4,666,596
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,578,483
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (88,113)  $            113,198
Net realized gain (loss)                                                     534,351                118,193
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       4,132,245              2,877,129
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,578,483              3,108,520
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,550,189              8,706,820
Cost of units redeemed                                                    (6,371,677)            (5,865,003)
Account charges                                                              (18,125)               (12,521)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,160,387              2,829,296
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,738,870              5,937,816
Net assets, beginning                                                     22,431,072             16,493,256
                                                                --------------------   --------------------
Net assets, ending                                              $         30,169,942   $         22,431,072
                                                                ====================   ====================

Units sold                                                                 8,287,622              7,944,881
Units redeemed                                                            (5,706,931)            (5,387,083)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,580,691              2,557,798
Units outstanding, beginning                                              18,767,776             16,209,978
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,348,467             18,767,776
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         52,962,217
Cost of units redeemed/account charges                                                          (30,428,899)
Net investment income (loss)                                                                        277,515
Net realized gain (loss)                                                                            148,088
Realized gain distributions                                                                         578,020
Net change in unrealized appreciation (depreciation)                                              6,633,001
                                                                                       --------------------
Net assets                                                                             $         30,169,942
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40            19,001   $        26,565              1.25%             18.3%
12/31/2012                        1.18            16,301            19,264              1.25%             17.4%
12/31/2011                        1.01            13,804            13,894              1.25%            -14.9%
12/31/2010                        1.18            10,279            12,162              1.25%              7.7%
12/31/2009                        1.10             7,169             7,874              1.25%             37.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               103   $           147              1.00%             18.6%
12/31/2012                        1.20                98               118              1.00%             17.7%
12/31/2011                        1.02               112               114              1.00%            -14.7%
12/31/2010                        1.20                98               118              1.00%              8.0%
12/31/2009                        1.11                99               110              1.00%             37.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             18.9%
12/31/2012                        1.22                 0                 0              0.75%             18.0%
12/31/2011                        1.04                 0                 0              0.75%            -14.5%
12/31/2010                        1.21                 0                 0              0.75%              8.3%
12/31/2009                        1.12                 0                 0              0.75%             37.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48               148   $           219              0.50%             19.2%
12/31/2012                        1.25               143               178              0.50%             18.3%
12/31/2011                        1.05               142               150              0.50%            -14.3%
12/31/2010                        1.23                14                17              0.50%              8.5%
12/31/2009                        1.13                 0                 0              0.50%             38.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             19.5%
12/31/2012                        1.27                 0                 0              0.25%             18.6%
12/31/2011                        1.07                 0                 0              0.25%            -14.1%
12/31/2010                        1.24                 0                 0              0.25%              8.8%
12/31/2009                        1.14                 0                 0              0.25%             38.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54             2,096   $         3,239              0.00%             19.8%
12/31/2012                        1.29             2,226             2,871              0.00%             18.9%
12/31/2011                        1.08             2,153             2,335              0.00%            -13.9%
12/31/2010                        1.26             1,821             2,294              0.00%              9.1%
12/31/2009                        1.15             1,352             1,561              0.00%             38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.6%
                2011               1.4%
                2010               1.4%
                2009               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R4 CLASS - 140543844

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    49,432,493   $    38,295,258         1,092,625
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,059)
                                                       ---------------
Net assets                                             $    49,419,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    48,883,903        35,430,230   $          1.38
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.48
Band 0                                                         535,531           354,766              1.51
                                                       ---------------   ---------------
 Total                                                 $    49,419,434        35,784,996
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,106,721
Mortality & expense charges                                                                       (572,642)
                                                                                           ---------------
Net investment income (loss)                                                                       534,079
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,543,598
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             7,751,709
                                                                                           ---------------
Net gain (loss)                                                                                  9,295,307
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     9,829,386
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            534,079   $            702,474
Net realized gain (loss)                                                   1,543,598                 80,887
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       7,751,709              6,480,934
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          9,829,386              7,264,295
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,159,103              7,088,675
Cost of units redeemed                                                   (10,181,787)            (7,384,942)
Account charges                                                              (14,057)               (21,042)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,036,741)              (317,309)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,792,645              6,946,986
Net assets, beginning                                                     47,626,789             40,679,803
                                                                --------------------   --------------------
Net assets, ending                                              $         49,419,434   $         47,626,789
                                                                ====================   ====================

Units sold                                                                 5,324,478              8,969,617
Units redeemed                                                           (12,087,114)            (9,181,448)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,762,636)              (211,831)
Units outstanding, beginning                                              42,547,632             42,759,463
                                                                --------------------   --------------------
Units outstanding, ending                                                 35,784,996             42,547,632
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         77,187,738
Cost of units redeemed/account charges                                                          (42,649,189)
Net investment income (loss)                                                                      3,392,598
Net realized gain (loss)                                                                         (1,145,656)
Realized gain distributions                                                                       1,496,708
Net change in unrealized appreciation (depreciation)                                             11,137,235
                                                                                       --------------------
Net assets                                                                             $         49,419,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38            35,430   $        48,884              1.25%             23.3%
12/31/2012                        1.12            42,309            47,339              1.25%             17.6%
12/31/2011                        0.95            42,582            40,500              1.25%             -8.7%
12/31/2010                        1.04            38,570            40,180              1.25%              6.4%
12/31/2009                        0.98            30,933            30,292              1.25%             30.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             23.6%
12/31/2012                        1.14                 0                 0              1.00%             17.9%
12/31/2011                        0.96                 0                 0              1.00%             -8.5%
12/31/2010                        1.05                 0                 0              1.00%              6.6%
12/31/2009                        0.99                 0                 0              1.00%             31.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%             23.9%
12/31/2012                        1.15                 0                 0              0.75%             18.2%
12/31/2011                        0.98                 0                 0              0.75%             -8.2%
12/31/2010                        1.06                 0                 0              0.75%              6.9%
12/31/2009                        1.00                 0                 0              0.75%             31.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.50%             24.2%
12/31/2012                        1.17                 0                 0              0.50%             18.5%
12/31/2011                        0.99                 0                 0              0.50%             -8.0%
12/31/2010                        1.07                 0                 0              0.50%              7.2%
12/31/2009                        1.00                 0                 0              0.50%             31.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             24.6%
12/31/2012                        1.19                 0                 0              0.25%             18.8%
12/31/2011                        1.00                 0                 0              0.25%             -7.8%
12/31/2010                        1.09                 0                 0              0.25%              7.4%
12/31/2009                        1.01                 0                 0              0.25%             32.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51               355   $           536              0.00%             24.9%
12/31/2012                        1.21               238               288              0.00%             19.1%
12/31/2011                        1.01               178               180              0.00%             -7.6%
12/31/2010                        1.10               139               152              0.00%              7.7%
12/31/2009                        1.02                 0                 0              0.00%             32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.3%
                2012               2.8%
                2011               2.8%
                2010               2.6%
                2009               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,212,466   $     4,094,053           373,357
                                                                         ===============   ===============
Receivables: investments sold                                   28,871
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,241,337
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,038,320         2,625,419   $          1.54
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.67
Band 0                                                         203,017           119,441              1.70
                                                       ---------------   ---------------
 Total                                                 $     4,241,337         2,744,860
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       254,503
Mortality & expense charges                                                                        (50,554)
                                                                                           ---------------
Net investment income (loss)                                                                       203,949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            56,236
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (58,970)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,734)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       201,215
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            203,949   $            233,360
Net realized gain (loss)                                                      56,236                 17,840
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (58,970)               232,243
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            201,215                483,443
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     672,131              1,219,655
Cost of units redeemed                                                    (1,141,730)              (804,139)
Account charges                                                               (2,577)                (2,949)
                                                                --------------------   --------------------
Increase (decrease)                                                         (472,176)               412,567
                                                                --------------------   --------------------
Net increase (decrease)                                                     (270,961)               896,010
Net assets, beginning                                                      4,512,298              3,616,288
                                                                --------------------   --------------------
Net assets, ending                                              $          4,241,337   $          4,512,298
                                                                ====================   ====================

Units sold                                                                   875,624                968,065
Units redeemed                                                            (1,179,161)              (677,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (303,537)               291,010
Units outstanding, beginning                                               3,048,397              2,757,387
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,744,860              3,048,397
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,804,471
Cost of units redeemed/account charges                                                           (7,018,656)
Net investment income (loss)                                                                      1,101,797
Net realized gain (loss)                                                                            231,556
Realized gain distributions                                                                           3,756
Net change in unrealized appreciation (depreciation)                                                118,413
                                                                                       --------------------
Net assets                                                                             $          4,241,337
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54             2,625   $         4,038              1.25%              4.8%
12/31/2012                        1.47             2,774             4,072              1.25%             12.8%
12/31/2011                        1.30             2,500             3,255              1.25%              0.4%
12/31/2010                        1.30             2,401             3,115              1.25%             13.2%
12/31/2009                        1.15             1,827             2,093              1.25%             46.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%              5.0%
12/31/2012                        1.49                 0                 0              1.00%             13.0%
12/31/2011                        1.32                 0                 0              1.00%              0.6%
12/31/2010                        1.31                 0                 0              1.00%             13.5%
12/31/2009                        1.16                 0                 0              1.00%             46.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%              5.3%
12/31/2012                        1.52                 0                 0              0.75%             13.3%
12/31/2011                        1.34                 0                 0              0.75%              0.9%
12/31/2010                        1.33                 0                 0              0.75%             13.8%
12/31/2009                        1.17                 0                 0              0.75%             46.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%              5.6%
12/31/2012                        1.55                 0                 0              0.50%             13.6%
12/31/2011                        1.36                 0                 0              0.50%              1.1%
12/31/2010                        1.35                 0                 0              0.50%             14.0%
12/31/2009                        1.18                 0                 0              0.50%             47.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%              5.8%
12/31/2012                        1.57                 0                 0              0.25%             13.9%
12/31/2011                        1.38                 0                 0              0.25%              1.4%
12/31/2010                        1.36                 0                 0              0.25%             14.3%
12/31/2009                        1.19                 0                 0              0.25%             47.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70               119   $           203              0.00%              6.1%
12/31/2012                        1.60               275               440              0.00%             14.2%
12/31/2011                        1.40               258               361              0.00%              1.6%
12/31/2010                        1.38               215               297              0.00%             14.6%
12/31/2009                        1.20               253               305              0.00%             48.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.8%
                2012               6.9%
                2011               7.2%
                2010               7.6%
                2009               8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS SMALL CAP WORLD R4 CLASS - 831681846

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,053,829   $       969,277            21,613
                                                                         ===============   ===============
Receivables: investments sold                                    1,131
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,054,960
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,054,960           891,579   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $     1,054,960           891,579
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,963)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,963)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,086
Realized gain distributions                                                                         49,932
Net change in unrealized appreciation (depreciation)                                                62,295
                                                                                           ---------------
Net gain (loss)                                                                                    123,313
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       117,350
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,963)  $              1,583
Net realized gain (loss)                                                      11,086                  1,946
Realized gain distributions                                                   49,932                     --
Net change in unrealized appreciation (depreciation)                          62,295                 29,948
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            117,350                 33,477
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,094,264                195,555
Cost of units redeemed                                                      (457,556)               (39,304)
Account charges                                                                 (630)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                          636,078                156,171
                                                                --------------------   --------------------
Net increase (decrease)                                                      753,428                189,648
Net assets, beginning                                                        301,532                111,884
                                                                --------------------   --------------------
Net assets, ending                                              $          1,054,960   $            301,532
                                                                ====================   ====================

Units sold                                                                   970,528                232,099
Units redeemed                                                              (404,487)               (52,135)
                                                                --------------------   --------------------
Net increase (decrease)                                                      566,041                179,964
Units outstanding, beginning                                                 325,538                145,574
                                                                --------------------   --------------------
Units outstanding, ending                                                    891,579                325,538
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,430,973
Cost of units redeemed/account charges                                                             (522,758)
Net investment income (loss)                                                                         (4,560)
Net realized gain (loss)                                                                             16,821
Realized gain distributions                                                                          49,932
Net change in unrealized appreciation (depreciation)                                                 84,552
                                                                                       --------------------
Net assets                                                                             $          1,054,960
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               892   $         1,055              1.25%             27.7%
12/31/2012                        0.93               326               302              1.25%             20.5%
12/31/2011                        0.77               146               112              1.25%            -15.4%
12/31/2010                        0.91                75                68              1.25%             23.4%
12/31/2009                        0.74                37                27              1.25%             51.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%             28.1%
12/31/2012                        0.94                 0                 0              1.00%             20.8%
12/31/2011                        0.78                 0                 0              1.00%            -15.2%
12/31/2010                        0.92                 0                 0              1.00%             23.7%
12/31/2009                        0.74                 0                 0              1.00%             52.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.75%             28.4%
12/31/2012                        0.95                 0                 0              0.75%             21.1%
12/31/2011                        0.78                 0                 0              0.75%            -15.0%
12/31/2010                        0.92                 0                 0              0.75%             24.0%
12/31/2009                        0.74                 0                 0              0.75%             52.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.50%             28.7%
12/31/2012                        0.96                 0                 0              0.50%             21.4%
12/31/2011                        0.79                 0                 0              0.50%            -14.8%
12/31/2010                        0.93                 0                 0              0.50%             24.3%
12/31/2009                        0.75                 0                 0              0.50%             52.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             29.0%
12/31/2012                        0.98                 0                 0              0.25%             21.7%
12/31/2011                        0.80                 0                 0              0.25%            -14.5%
12/31/2010                        0.94                 0                 0              0.25%             24.7%
12/31/2009                        0.75                 0                 0              0.25%             53.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.00%             29.4%
12/31/2012                        0.99                 0                 0              0.00%             22.0%
12/31/2011                        0.81                 0                 0              0.00%            -14.3%
12/31/2010                        0.94                 0                 0              0.00%             25.0%
12/31/2009                        0.76                 0                 0              0.00%             53.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               2.1%
                2011               0.5%
                2010               2.0%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       809,650   $       819,466            60,506
                                                                         ===============   ===============
Receivables: investments sold                                    2,342
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       811,992
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       744,349           671,416   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.20
Band 0                                                          67,643            55,214              1.23
                                                       ---------------   ---------------
 Total                                                 $       811,992           726,630
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,715
Mortality & expense charges                                                                         (9,172)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,457)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,082
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (21,256)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,174)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (21,631)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,457)  $             11,059
Net realized gain (loss)                                                       1,082                 48,169
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (21,256)               (30,062)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,631)                29,166
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     189,026                481,287
Cost of units redeemed                                                      (102,517)            (1,470,747)
Account charges                                                                 (306)                  (406)
                                                                --------------------   --------------------
Increase (decrease)                                                           86,203               (989,866)
                                                                --------------------   --------------------
Net increase (decrease)                                                       64,572               (960,700)
Net assets, beginning                                                        747,420              1,708,120
                                                                --------------------   --------------------
Net assets, ending                                              $            811,992   $            747,420
                                                                ====================   ====================

Units sold                                                                   218,458                410,174
Units redeemed                                                              (144,325)            (1,210,685)
                                                                --------------------   --------------------
Net increase (decrease)                                                       74,133               (800,511)
Units outstanding, beginning                                                 652,497              1,453,008
                                                                --------------------   --------------------
Units outstanding, ending                                                    726,630                652,497
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,585,928
Cost of units redeemed/account charges                                                           (3,919,665)
Net investment income (loss)                                                                        102,885
Net realized gain (loss)                                                                             52,660
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (9,816)
                                                                                       --------------------
Net assets                                                                             $            811,992
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               671   $           744              1.25%             -2.7%
12/31/2012                        1.14               617               703              1.25%              1.1%
12/31/2011                        1.13               659               743              1.25%              2.0%
12/31/2010                        1.11               646               714              1.25%              3.1%
12/31/2009                        1.07               500               536              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             -2.5%
12/31/2012                        1.16                 0                 0              1.00%              1.3%
12/31/2011                        1.14                 0                 0              1.00%              2.3%
12/31/2010                        1.12                 0                 0              1.00%              3.3%
12/31/2009                        1.08                 0                 0              1.00%              4.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             -2.2%
12/31/2012                        1.18                 0                 0              0.75%              1.6%
12/31/2011                        1.16                 0                 0              0.75%              2.6%
12/31/2010                        1.13                 0                 0              0.75%              3.6%
12/31/2009                        1.09                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%             -2.0%
12/31/2012                        1.20                 0                 0              0.50%              1.8%
12/31/2011                        1.18                 0                 0              0.50%              2.8%
12/31/2010                        1.15                 0                 0              0.50%              3.8%
12/31/2009                        1.10                 0                 0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%             -1.8%
12/31/2012                        1.22                 0                 0              0.25%              2.1%
12/31/2011                        1.20                 0                 0              0.25%              3.1%
12/31/2010                        1.16                 0                 0              0.25%              4.1%
12/31/2009                        1.12                 0                 0              0.25%              5.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                55   $            68              0.00%             -1.5%
12/31/2012                        1.24                36                44              0.00%              2.4%
12/31/2011                        1.22               794               965              0.00%              3.3%
12/31/2010                        1.18               696               819              0.00%              4.4%
12/31/2009                        1.13               686               774              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.6%
                2011               1.8%
                2010               2.1%
                2009               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AMERICAN FUNDS NEW WORLD R4 CLASS - 649280849

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,158,314   $     3,066,950            55,751
                                                                         ===============   ===============
Receivables: investments sold                                  104,253
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,262,567
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,262,567         2,575,655   $          1.27
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $     3,262,567         2,575,655
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        31,285
Mortality & expense charges                                                                        (20,362)
                                                                                           ---------------
Net investment income (loss)                                                                        10,923
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (155)
Realized gain distributions                                                                         31,474
Net change in unrealized appreciation (depreciation)                                                91,158
                                                                                           ---------------
Net gain (loss)                                                                                    122,477
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       133,400
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,923   $                 74
Net realized gain (loss)                                                        (155)                    --
Realized gain distributions                                                   31,474                     --
Net change in unrealized appreciation (depreciation)                          91,158                    206
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            133,400                    280
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,260,050                  6,222
Cost of units redeemed                                                      (130,985)                    --
Account charges                                                               (6,400)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        3,122,665                  6,222
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,256,065                  6,502
Net assets, beginning                                                          6,502                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,262,567   $              6,502
                                                                ====================   ====================

Units sold                                                                 2,686,235                  5,580
Units redeemed                                                              (116,160)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,570,075                  5,580
Units outstanding, beginning                                                   5,580                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,575,655                  5,580
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,266,272
Cost of units redeemed/account charges                                                             (137,385)
Net investment income (loss)                                                                         10,997
Net realized gain (loss)                                                                               (155)
Realized gain distributions                                                                          31,474
Net change in unrealized appreciation (depreciation)                                                 91,364
                                                                                       --------------------
Net assets                                                                             $          3,262,567
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27             2,576   $         3,263              1.25%              8.7%
12/31/2012                        1.17                 6                 7              1.25%             16.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              1.00%              9.0%
12/31/2012                        1.17                 0                 0              1.00%             16.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.75%              9.2%
12/31/2012                        1.17                 0                 0              0.75%             16.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.50%              9.5%
12/31/2012                        1.17                 0                 0              0.50%             17.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.25%              9.8%
12/31/2012                        1.17                 0                 0              0.25%             17.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.00%             10.1%
12/31/2012                        1.17                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R3 CLASS - 140543851

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,121,564   $    16,007,538           491,017
                                                                         ===============   ===============
Receivables: investments sold                                    8,594
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    22,130,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,356,634        13,579,291   $          1.50
Band 100                                                        17,239            11,272              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.62
Band 0                                                       1,756,285         1,060,196              1.66
                                                       ---------------   ---------------
 Total                                                 $    22,130,158        14,650,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       438,337
Mortality & expense charges                                                                       (231,224)
                                                                                           ---------------
Net investment income (loss)                                                                       207,113
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           697,951
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             3,292,140
                                                                                           ---------------
Net gain (loss)                                                                                  3,990,091
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,197,204
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            207,113   $            237,864
Net realized gain (loss)                                                     697,951                184,623
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       3,292,140              2,192,609
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,197,204              2,615,096
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,836,580              4,281,063
Cost of units redeemed                                                    (3,831,098)            (3,283,734)
Account charges                                                              (11,939)                (9,883)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,457)               987,446
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,190,747              3,602,542
Net assets, beginning                                                     17,939,411             14,336,869
                                                                --------------------   --------------------
Net assets, ending                                              $         22,130,158   $         17,939,411
                                                                ====================   ====================

Units sold                                                                 3,646,743              3,897,785
Units redeemed                                                            (3,584,448)            (3,010,360)
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,295                887,425
Units outstanding, beginning                                              14,588,464             13,701,039
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,650,759             14,588,464
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         42,807,192
Cost of units redeemed/account charges                                                          (29,022,297)
Net investment income (loss)                                                                      1,040,926
Net realized gain (loss)                                                                            668,516
Realized gain distributions                                                                         521,795
Net change in unrealized appreciation (depreciation)                                              6,114,026
                                                                                       --------------------
Net assets                                                                             $         22,130,158
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.50            13,579   $        20,357              1.25%             23.0%
12/31/2012                        1.22            13,196            16,088              1.25%             17.3%
12/31/2011                        1.04            12,488            12,980              1.25%             -9.0%
12/31/2010                        1.14            11,206            12,797              1.25%              6.1%
12/31/2009                        1.08             8,844             9,521              1.25%             30.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                11   $            17              1.00%             23.3%
12/31/2012                        1.24                12                15              1.00%             17.6%
12/31/2011                        1.06                29                31              1.00%             -8.8%
12/31/2010                        1.16                25                29              1.00%              6.3%
12/31/2009                        1.09                48                53              1.00%             30.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.75%             23.6%
12/31/2012                        1.26                 0                 0              0.75%             17.9%
12/31/2011                        1.07                 0                 0              0.75%             -8.5%
12/31/2010                        1.17                 0                 0              0.75%              6.6%
12/31/2009                        1.10                 0                 0              0.75%             30.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.50%             23.9%
12/31/2012                        1.28                 0                 0              0.50%             18.2%
12/31/2011                        1.09                 0                 0              0.50%             -8.3%
12/31/2010                        1.19                 0                 0              0.50%              6.9%
12/31/2009                        1.11                 0                 0              0.50%             31.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.25%             24.2%
12/31/2012                        1.31                 0                 0              0.25%             18.5%
12/31/2011                        1.10                 0                 0              0.25%             -8.1%
12/31/2010                        1.20                 0                 0              0.25%              7.1%
12/31/2009                        1.12                 0                 0              0.25%             31.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66             1,060   $         1,756              0.00%             24.5%
12/31/2012                        1.33             1,380             1,836              0.00%             18.8%
12/31/2011                        1.12             1,184             1,326              0.00%             -7.8%
12/31/2010                        1.22               721               876              0.00%              7.4%
12/31/2009                        1.13               557               630              0.00%             31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.2%
      2012          2.6%
      2011          2.5%
      2010          2.4%
      2009          2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.25%             19.0%
12/31/2012                        1.03                 0                 0              1.25%             18.1%
12/31/2011                        0.87                 0                 0              1.25%            -14.4%
12/31/2010                        1.02                 0                 0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              1.00%             19.3%
12/31/2012                        1.04                 0                 0              1.00%             18.4%
12/31/2011                        0.88                 0                 0              1.00%            -14.2%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             19.6%
12/31/2012                        1.04                 0                 0              0.75%             18.7%
12/31/2011                        0.88                 0                 0              0.75%            -14.0%
12/31/2010                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             19.9%
12/31/2012                        1.05                 0                 0              0.50%             19.0%
12/31/2011                        0.88                 0                 0              0.50%            -13.8%
12/31/2010                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.25%             20.2%
12/31/2012                        1.06                 0                 0              0.25%             19.3%
12/31/2011                        0.89                 0                 0              0.25%            -13.5%
12/31/2010                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.00%             20.5%
12/31/2012                        1.06                 0                 0              0.00%             19.6%
12/31/2011                        0.89                 0                 0              0.00%            -13.3%
12/31/2010                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS SMALL CAP WORLD R3 CLASS - 831681853

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,114,229   $     1,736,860            44,259
                                                                         ===============   ===============
Receivables: investments sold                                    7,119
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,121,348
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,088,197         1,803,072   $          1.16
Band 100                                                        19,639            16,699              1.18
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                          13,512            10,806              1.25
                                                       ---------------   ---------------
 Total                                                 $     2,121,348         1,830,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (22,225)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,225)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,187
Realized gain distributions                                                                        101,985
Net change in unrealized appreciation (depreciation)                                               286,119
                                                                                           ---------------
Net gain (loss)                                                                                    451,291
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       429,066
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,225)  $              2,896
Net realized gain (loss)                                                      63,187                  2,645
Realized gain distributions                                                  101,985                     --
Net change in unrealized appreciation (depreciation)                         286,119                194,692
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            429,066                200,233
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     661,781              1,160,568
Cost of units redeemed                                                      (493,545)              (659,401)
Account charges                                                               (1,515)                  (247)
                                                                --------------------   --------------------
Increase (decrease)                                                          166,721                500,920
                                                                --------------------   --------------------
Net increase (decrease)                                                      595,787                701,153
Net assets, beginning                                                      1,525,561                824,408
                                                                --------------------   --------------------
Net assets, ending                                              $          2,121,348   $          1,525,561
                                                                ====================   ====================

Units sold                                                                   643,167              2,478,926
Units redeemed                                                              (489,294)            (1,889,723)
                                                                --------------------   --------------------
Net increase (decrease)                                                      153,873                589,203
Units outstanding, beginning                                               1,676,704              1,087,501
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,830,577              1,676,704
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,507,406
Cost of units redeemed/account charges                                                           (2,011,269)
Net investment income (loss)                                                                        (27,995)
Net realized gain (loss)                                                                            173,852
Realized gain distributions                                                                         101,985
Net change in unrealized appreciation (depreciation)                                                377,369
                                                                                       --------------------
Net assets                                                                             $          2,121,348
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16             1,803   $         2,088              1.25%             27.4%
12/31/2012                        0.91             1,651             1,501              1.25%             20.1%
12/31/2011                        0.76             1,069               809              1.25%            -15.7%
12/31/2010                        0.90             1,073               964              1.25%             23.0%
12/31/2009                        0.73               449               328              1.25%             51.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                17   $            20              1.00%             27.7%
12/31/2012                        0.92                17                15              1.00%             20.4%
12/31/2011                        0.77                 0                 0              1.00%            -15.5%
12/31/2010                        0.91                 0                 0              1.00%             23.3%
12/31/2009                        0.73                 0                 0              1.00%             51.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%             28.0%
12/31/2012                        0.93                 0                 0              0.75%             20.7%
12/31/2011                        0.77                 0                 0              0.75%            -15.2%
12/31/2010                        0.91                 0                 0              0.75%             23.6%
12/31/2009                        0.74                 0                 0              0.75%             52.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.50%             28.3%
12/31/2012                        0.95                 0                 0              0.50%             21.0%
12/31/2011                        0.78                 0                 0              0.50%            -15.0%
12/31/2010                        0.92                 0                 0              0.50%             23.9%
12/31/2009                        0.74                 0                 0              0.50%             52.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             28.6%
12/31/2012                        0.96                 0                 0              0.25%             21.3%
12/31/2011                        0.79                 0                 0              0.25%            -14.8%
12/31/2010                        0.93                 0                 0              0.25%             24.2%
12/31/2009                        0.75                 0                 0              0.25%             52.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                11   $            14              0.00%             29.0%
12/31/2012                        0.97                 9                 9              0.00%             21.6%
12/31/2011                        0.80                19                15              0.00%            -14.6%
12/31/2010                        0.93                16                15              0.00%             24.5%
12/31/2009                        0.75                 0                 0              0.00%             53.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          1.4%
      2011          0.0%
      2010          1.6%
      2009          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AMERICAN FUNDS NEW WORLD R3 CLASS - 649280856

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       161,652   $       160,730             2,802
                                                                         ===============   ===============
Receivables: investments sold                                    1,111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       162,763
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       162,763           129,191   $          1.26
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       162,763           129,191
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,144
Mortality & expense charges                                                                           (405)
                                                                                           ---------------
Net investment income (loss)                                                                           739
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                23
Realized gain distributions                                                                          1,679
Net change in unrealized appreciation (depreciation)                                                   900
                                                                                           ---------------
Net gain (loss)                                                                                      2,602
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,341
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                739   $                  8
Net realized gain (loss)                                                          23                     --
Realized gain distributions                                                    1,679                     --
Net change in unrealized appreciation (depreciation)                             900                     22
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,341                     30
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     159,060                    767
Cost of units redeemed                                                          (323)                    --
Account charges                                                                 (112)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          158,625                    767
                                                                --------------------   --------------------
Net increase (decrease)                                                      161,966                    797
Net assets, beginning                                                            797                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            162,763   $                797
                                                                ====================   ====================

Units sold                                                                   128,868                    685
Units redeemed                                                                  (362)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      128,506                    685
Units outstanding, beginning                                                     685                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    129,191                    685
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            159,827
Cost of units redeemed/account charges                                                                 (435)
Net investment income (loss)                                                                            747
Net realized gain (loss)                                                                                 23
Realized gain distributions                                                                           1,679
Net change in unrealized appreciation (depreciation)                                                    922
                                                                                       --------------------
Net assets                                                                             $            162,763
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26               129   $           163              1.25%              8.3%
12/31/2012                        1.16                 1                 1              1.25%             16.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.26                 0   $             0              1.00%              8.6%
12/31/2012                        1.16                 0                 0              1.00%             16.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.75%              8.9%
12/31/2012                        1.17                 0                 0              0.75%             16.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.50%              9.1%
12/31/2012                        1.17                 0                 0              0.50%             16.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.25%              9.4%
12/31/2012                        1.17                 0                 0              0.25%             17.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.00%              9.7%
12/31/2012                        1.17                 0                 0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.4%
      2012          2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,514,819   $     3,856,083           115,162
                                                                         ===============   ===============
Receivables: investments sold                                    8,745
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,523,564
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,523,564         2,622,234   $          1.73
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $     4,523,564         2,622,234
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        82,729
Mortality & expense charges                                                                        (41,118)
                                                                                           ---------------
Net investment income (loss)                                                                        41,611
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,477
Realized gain distributions                                                                         87,606
Net change in unrealized appreciation (depreciation)                                               676,096
                                                                                           ---------------
Net gain (loss)                                                                                    787,179
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       828,790
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             41,611   $              9,388
Net realized gain (loss)                                                      23,477                  5,335
Realized gain distributions                                                   87,606                     --
Net change in unrealized appreciation (depreciation)                         676,096                (17,383)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            828,790                 (2,660)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,390,025              3,283,787
Cost of units redeemed                                                    (1,477,232)            (1,498,439)
Account charges                                                               (1,477)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,911,316              1,785,336
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,740,106              1,782,676
Net assets, beginning                                                      1,783,458                    782
                                                                --------------------   --------------------
Net assets, ending                                              $          4,523,564   $          1,783,458
                                                                ====================   ====================

Units sold                                                                 2,295,002              2,476,215
Units redeemed                                                            (1,018,873)            (1,130,766)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,276,129              1,345,449
Units outstanding, beginning                                               1,346,105                    656
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,622,234              1,346,105
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,674,563
Cost of units redeemed/account charges                                                           (2,977,159)
Net investment income (loss)                                                                         51,006
Net realized gain (loss)                                                                             28,812
Realized gain distributions                                                                          87,606
Net change in unrealized appreciation (depreciation)                                                658,736
                                                                                       --------------------
Net assets                                                                             $          4,523,564
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73             2,622   $         4,524              1.25%             30.2%
12/31/2012                        1.32             1,346             1,783              1.25%             11.1%
12/31/2011                        1.19                 1                 1              1.25%              5.7%
12/31/2010                        1.13                 0                 0              1.25%             11.9%
12/31/2009                        1.01                 0                 0              1.25%              0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              1.00%             30.5%
12/31/2012                        1.33                 0                 0              1.00%             11.4%
12/31/2011                        1.20                 0                 0              1.00%              5.9%
12/31/2010                        1.13                 0                 0              1.00%             12.2%
12/31/2009                        1.01                 0                 0              1.00%              0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.75%             30.9%
12/31/2012                        1.35                 0                 0              0.75%             11.6%
12/31/2011                        1.20                 0                 0              0.75%              6.2%
12/31/2010                        1.13                 0                 0              0.75%             12.5%
12/31/2009                        1.01                 0                 0              0.75%              0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.50%             31.2%
12/31/2012                        1.36                 0                 0              0.50%             11.9%
12/31/2011                        1.21                 0                 0              0.50%              6.5%
12/31/2010                        1.14                 0                 0              0.50%             12.8%
12/31/2009                        1.01                 0                 0              0.50%              0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.25%             31.5%
12/31/2012                        1.37                 0                 0              0.25%             12.2%
12/31/2011                        1.22                 0                 0              0.25%              6.7%
12/31/2010                        1.14                 0                 0              0.25%             13.0%
12/31/2009                        1.01                 0                 0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.00%             31.8%
12/31/2012                        1.38                 0                 0              0.00%             12.5%
12/31/2011                        1.22                 0                 0              0.00%              7.0%
12/31/2010                        1.14                 0                 0              0.00%             13.3%
12/31/2009                        1.01                 0                 0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               1.9%
                2011               2.6%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,812,404   $     1,440,038            32,482
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,504)
                                                       ---------------
Net assets                                             $     1,809,900
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,572,003           701,891   $          2.24
Band 100                                                            --                --              2.30
Band 75                                                             --                --              2.36
Band 50                                                             --                --              2.42
Band 25                                                             --                --              2.48
Band 0                                                         237,897            91,897              2.59
                                                       ---------------   ---------------
 Total                                                 $     1,809,900           793,788
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,638
Mortality & expense charges                                                                        (14,586)
                                                                                           ---------------
Net investment income (loss)                                                                          (948)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,931
Realized gain distributions                                                                        110,644
Net change in unrealized appreciation (depreciation)                                               277,213
                                                                                           ---------------
Net gain (loss)                                                                                    441,788
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       440,840
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (948)  $             (2,821)
Net realized gain (loss)                                                      53,931                 22,294
Realized gain distributions                                                  110,644                 62,802
Net change in unrealized appreciation (depreciation)                         277,213                 18,336
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            440,840                100,611
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     893,125                 66,966
Cost of units redeemed                                                      (167,732)              (114,614)
Account charges                                                                 (213)                  (144)
                                                                --------------------   --------------------
Increase (decrease)                                                          725,180                (47,792)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,166,020                 52,819
Net assets, beginning                                                        643,880                591,061
                                                                --------------------   --------------------
Net assets, ending                                              $          1,809,900   $            643,880
                                                                ====================   ====================

Units sold                                                                   470,385                 50,464
Units redeemed                                                               (91,717)               (84,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                      378,668                (34,027)
Units outstanding, beginning                                                 415,120                449,147
                                                                --------------------   --------------------
Units outstanding, ending                                                    793,788                415,120
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,861,069
Cost of units redeemed/account charges                                                           (3,847,331)
Net investment income (loss)                                                                        (90,662)
Net realized gain (loss)                                                                            (40,701)
Realized gain distributions                                                                         555,159
Net change in unrealized appreciation (depreciation)                                                372,366
                                                                                       --------------------
Net assets                                                                             $          1,809,900
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24               702   $         1,572              1.25%             44.4%
12/31/2012                        1.55               415               644              1.25%             17.9%
12/31/2011                        1.32               449               591              1.25%             -8.5%
12/31/2010                        1.44               456               655              1.25%             18.1%
12/31/2009                        1.22               449               547              1.25%             60.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              1.00%             44.8%
12/31/2012                        1.59                 0                 0              1.00%             18.2%
12/31/2011                        1.34                 0                 0              1.00%             -8.3%
12/31/2010                        1.46                 0                 0              1.00%             18.4%
12/31/2009                        1.24                 0                 0              1.00%             61.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.36                 0   $             0              0.75%             45.1%
12/31/2012                        1.62                 0                 0              0.75%             18.5%
12/31/2011                        1.37                 0                 0              0.75%             -8.0%
12/31/2010                        1.49                 0                 0              0.75%             18.7%
12/31/2009                        1.26                 0                 0              0.75%             61.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.42                 0   $             0              0.50%             45.5%
12/31/2012                        1.66                 0                 0              0.50%             18.8%
12/31/2011                        1.40                 0                 0              0.50%             -7.8%
12/31/2010                        1.52                 0                 0              0.50%             19.0%
12/31/2009                        1.28                 0                 0              0.50%             62.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.48                 0   $             0              0.25%             45.8%
12/31/2012                        1.70                 0                 0              0.25%             19.1%
12/31/2011                        1.43                 0                 0              0.25%             -7.6%
12/31/2010                        1.55                 0                 0              0.25%             19.3%
12/31/2009                        1.30                 0                 0              0.25%             62.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.59                92   $           238              0.00%             46.2%
12/31/2012                        1.77                 0                 0              0.00%             19.4%
12/31/2011                        1.48                 0                 0              0.00%             -7.3%
12/31/2010                        1.60                 0                 0              0.00%             19.6%
12/31/2009                        1.34                 0                 0              0.00%             63.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               0.8%
                2011               0.4%
                2010               0.0%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      ARIEL FUND INVESTOR CLASS - 040337107

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,032,371   $       665,219            14,007
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (268)
                                                       ---------------
Net assets                                             $     1,032,103
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,032,103           496,406   $          2.08
Band 100                                                            --                --              2.13
Band 75                                                             --                --              2.19
Band 50                                                             --                --              2.25
Band 25                                                             --                --              2.30
Band 0                                                              --                --              2.40
                                                       ---------------   ---------------
 Total                                                 $     1,032,103           496,406
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,691
Mortality & expense charges                                                                        (12,330)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,639)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           230,635
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               131,489
                                                                                           ---------------
Net gain (loss)                                                                                    362,124
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       355,485
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,639)  $             (2,217)
Net realized gain (loss)                                                     230,635                 24,144
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         131,489                130,224
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,485                152,151
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     152,505                201,123
Cost of units redeemed                                                      (464,914)               (94,359)
Account charges                                                                 (154)                  (144)
                                                                --------------------   --------------------
Increase (decrease)                                                         (312,563)               106,620
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,922                258,771
Net assets, beginning                                                        989,181                730,410
                                                                --------------------   --------------------
Net assets, ending                                              $          1,032,103   $            989,181
                                                                ====================   ====================

Units sold                                                                   163,872                161,293
Units redeemed                                                              (347,243)               (77,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (183,371)                83,355
Units outstanding, beginning                                                 679,777                596,422
                                                                --------------------   --------------------
Units outstanding, ending                                                    496,406                679,777
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          4,546,497
Cost of units redeemed/account charges                                                           (4,203,374)
Net investment income (loss)                                                                       (101,055)
Net realized gain (loss)                                                                             44,756
Realized gain distributions                                                                         378,127
Net change in unrealized appreciation (depreciation)                                                367,152
                                                                                       --------------------
Net assets                                                                             $          1,032,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08               496   $         1,032              1.25%             42.9%
12/31/2012                        1.46               680               989              1.25%             18.8%
12/31/2011                        1.22               596               730              1.25%            -12.4%
12/31/2010                        1.40               620               867              1.25%             24.4%
12/31/2009                        1.12               583               656              1.25%             61.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              1.00%             43.2%
12/31/2012                        1.49                 0                 0              1.00%             19.1%
12/31/2011                        1.25                 0                 0              1.00%            -12.2%
12/31/2010                        1.42                 0                 0              1.00%             24.7%
12/31/2009                        1.14                 0                 0              1.00%             61.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.75%             43.6%
12/31/2012                        1.52                 0                 0              0.75%             19.4%
12/31/2011                        1.28                 0                 0              0.75%            -12.0%
12/31/2010                        1.45                 0                 0              0.75%             25.0%
12/31/2009                        1.16                 0                 0              0.75%             62.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.25                 0   $             0              0.50%             44.0%
12/31/2012                        1.56                 0                 0              0.50%             19.7%
12/31/2011                        1.30                 0                 0              0.50%            -11.8%
12/31/2010                        1.48                 0                 0              0.50%             25.3%
12/31/2009                        1.18                 0                 0              0.50%             62.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              0.25%             44.3%
12/31/2012                        1.60                 0                 0              0.25%             20.0%
12/31/2011                        1.33                 0                 0              0.25%            -11.6%
12/31/2010                        1.50                 0                 0              0.25%             25.7%
12/31/2009                        1.20                 0                 0              0.25%             63.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40                 0   $             0              0.00%             44.7%
12/31/2012                        1.66                 0                 0              0.00%             20.3%
12/31/2011                        1.38                 0                 0              0.00%            -11.3%
12/31/2010                        1.56                 0                 0              0.00%             26.0%
12/31/2009                        1.24                 0                 0              0.00%             63.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               1.1%
                2011               0.2%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           BLACKROCK GLOBAL ALLOCATION INSTITUTIONAL CLASS - 09251T509

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,475,506   $     1,364,492            69,337
                                                                         ===============   ===============
Receivables: investments sold                                   10,391
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,485,897
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,485,897           953,938   $          1.56
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $     1,485,897           953,938
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        19,782
Mortality & expense charges                                                                        (14,842)
                                                                                           ---------------
Net investment income (loss)                                                                         4,940
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,955
Realized gain distributions                                                                         62,793
Net change in unrealized appreciation (depreciation)                                                66,481
                                                                                           ---------------
Net gain (loss)                                                                                    146,229
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       151,169
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,940   $              2,303
Net realized gain (loss)                                                      16,955                  4,514
Realized gain distributions                                                   62,793                     --
Net change in unrealized appreciation (depreciation)                          66,481                 58,506
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            151,169                 65,323
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     862,644                358,641
Cost of units redeemed                                                      (441,736)              (148,805)
Account charges                                                                 (202)                  (160)
                                                                --------------------   --------------------
Increase (decrease)                                                          420,706                209,676
                                                                --------------------   --------------------
Net increase (decrease)                                                      571,875                274,999
Net assets, beginning                                                        914,022                639,023
                                                                --------------------   --------------------
Net assets, ending                                              $          1,485,897   $            914,022
                                                                ====================   ====================

Units sold                                                                   596,421                271,537
Units redeemed                                                              (307,255)              (113,171)
                                                                --------------------   --------------------
Net increase (decrease)                                                      289,166                158,366
Units outstanding, beginning                                                 664,772                506,406
                                                                --------------------   --------------------
Units outstanding, ending                                                    953,938                664,772
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,928,505
Cost of units redeemed/account charges                                                             (660,088)
Net investment income (loss)                                                                         14,113
Net realized gain (loss)                                                                             23,191
Realized gain distributions                                                                          69,162
Net change in unrealized appreciation (depreciation)                                                111,014
                                                                                       --------------------
Net assets                                                                             $          1,485,897
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               954   $         1,486              1.25%             13.3%
12/31/2012                        1.37               665               914              1.25%              9.0%
12/31/2011                        1.26               506               639              1.25%             -4.6%
12/31/2010                        1.32               258               341              1.25%              8.8%
12/31/2009                        1.22                 7                 8              1.25%             21.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              1.00%             13.6%
12/31/2012                        1.39                 0                 0              1.00%              9.2%
12/31/2011                        1.27                 0                 0              1.00%             -4.4%
12/31/2010                        1.33                 0                 0              1.00%              9.1%
12/31/2009                        1.22                 0                 0              1.00%             21.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             13.9%
12/31/2012                        1.40                 0                 0              0.75%              9.5%
12/31/2011                        1.28                 0                 0              0.75%             -4.1%
12/31/2010                        1.33                 0                 0              0.75%              9.3%
12/31/2009                        1.22                 0                 0              0.75%             22.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             14.1%
12/31/2012                        1.41                 0                 0              0.50%              9.8%
12/31/2011                        1.29                 0                 0              0.50%             -3.9%
12/31/2010                        1.34                 0                 0              0.50%              9.6%
12/31/2009                        1.22                 0                 0              0.50%             22.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             14.4%
12/31/2012                        1.43                 0                 0              0.25%             10.1%
12/31/2011                        1.30                 0                 0              0.25%             -3.7%
12/31/2010                        1.35                 0                 0              0.25%              9.9%
12/31/2009                        1.22                 0                 0              0.25%             22.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.00%             14.7%
12/31/2012                        1.44                 0                 0              0.00%             10.3%
12/31/2011                        1.30                 0                 0              0.00%             -3.4%
12/31/2010                        1.35                 0                 0              0.00%             10.2%
12/31/2009                        1.23                 0                 0              0.00%             22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               1.6%
                2011               2.1%
                2010               2.5%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 BLACKROCK GLOBAL ALLOCATION R CLASS - 09251T400

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,209,315   $     3,877,995           204,960
                                                                         ===============   ===============
Receivables: investments sold                                    8,780
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,218,095
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,785,498         2,500,872   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                         432,597           269,595              1.60
                                                       ---------------   ---------------
 Total                                                 $     4,218,095         2,770,467
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        35,566
Mortality & expense charges                                                                        (40,617)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,051)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            48,155
Realized gain distributions                                                                        184,585
Net change in unrealized appreciation (depreciation)                                               209,792
                                                                                           ---------------
Net gain (loss)                                                                                    442,532
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       437,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,051)  $             (4,086)
Net realized gain (loss)                                                      48,155                  2,150
Realized gain distributions                                                  184,585                     --
Net change in unrealized appreciation (depreciation)                         209,792                196,634
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            437,481                194,698
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,357,424              1,667,297
Cost of units redeemed                                                      (748,076)              (801,287)
Account charges                                                               (2,776)                  (919)
                                                                --------------------   --------------------
Increase (decrease)                                                          606,572                865,091
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,044,053              1,059,789
Net assets, beginning                                                      3,174,042              2,114,253
                                                                --------------------   --------------------
Net assets, ending                                              $          4,218,095   $          3,174,042
                                                                ====================   ====================

Units sold                                                                 1,014,720              1,530,337
Units redeemed                                                              (593,802)              (875,698)
                                                                --------------------   --------------------
Net increase (decrease)                                                      420,918                654,639
Units outstanding, beginning                                               2,349,549              1,694,910
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,770,467              2,349,549
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          5,744,122
Cost of units redeemed/account charges                                                           (2,132,092)
Net investment income (loss)                                                                          8,596
Net realized gain (loss)                                                                             58,659
Realized gain distributions                                                                         207,490
Net change in unrealized appreciation (depreciation)                                                331,320
                                                                                       --------------------
Net assets                                                                             $          4,218,095
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51             2,501   $         3,785              1.25%             12.6%
12/31/2012                        1.34             2,098             2,820              1.25%              8.3%
12/31/2011                        1.24             1,462             1,815              1.25%             -5.2%
12/31/2010                        1.31               593               777              1.25%              8.1%
12/31/2009                        1.21               243               295              1.25%             21.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.00%             12.9%
12/31/2012                        1.36                 0                 0              1.00%              8.5%
12/31/2011                        1.25                 0                 0              1.00%             -5.0%
12/31/2010                        1.32                 0                 0              1.00%              8.4%
12/31/2009                        1.21                 0                 0              1.00%             21.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.75%             13.2%
12/31/2012                        1.37                 0                 0              0.75%              8.8%
12/31/2011                        1.26                 0                 0              0.75%             -4.7%
12/31/2010                        1.32                 0                 0              0.75%              8.6%
12/31/2009                        1.22                 0                 0              0.75%             21.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.50%             13.5%
12/31/2012                        1.38                 0                 0              0.50%              9.1%
12/31/2011                        1.27                 0                 0              0.50%             -4.5%
12/31/2010                        1.33                 0                 0              0.50%              8.9%
12/31/2009                        1.22                 0                 0              0.50%             21.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.25%             13.7%
12/31/2012                        1.39                 0                 0              0.25%              9.3%
12/31/2011                        1.28                 0                 0              0.25%             -4.3%
12/31/2010                        1.33                 0                 0              0.25%              9.2%
12/31/2009                        1.22                 0                 0              0.25%             22.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60               270   $           433              0.00%             14.0%
12/31/2012                        1.41               251               354              0.00%              9.6%
12/31/2011                        1.28               233               299              0.00%             -4.0%
12/31/2010                        1.34               228               304              0.00%              9.5%
12/31/2009                        1.22                 0                 0              0.00%             22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.0%
                2011               1.8%
                2010               1.4%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        BLACKROCK SMALL CAP GROWTH EQUITY INSTITUTIONAL CLASS - 091928101

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,131,078   $     1,202,080            48,514
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,993)
                                                       ---------------
Net assets                                             $     1,124,085
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,124,085           461,199   $           2.44
Band 100                                                            --                --               2.47
Band 75                                                             --                --               2.49
Band 50                                                             --                --               2.52
Band 25                                                             --                --               2.55
Band 0                                                              --                --               2.58
                                                       ---------------   ---------------
 Total                                                 $     1,124,085           461,199
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (18,316)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,316)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           210,101
Realized gain distributions                                                                        359,783
Net change in unrealized appreciation (depreciation)                                               (34,718)
                                                                                           ---------------
Net gain (loss)                                                                                    535,166
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      516,850
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,316)  $            (13,162)
Net realized gain (loss)                                                     210,101                 44,578
Realized gain distributions                                                  359,783                140,155
Net change in unrealized appreciation (depreciation)                         (34,718)               (66,347)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            516,850                105,224
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     432,728                562,306
Cost of units redeemed                                                    (1,177,118)              (470,727)
Account charges                                                                 (345)                  (666)
                                                                --------------------   --------------------
Increase (decrease)                                                         (744,735)                90,913
                                                                --------------------   --------------------
Net increase (decrease)                                                     (227,885)               196,137
Net assets, beginning                                                      1,351,970              1,155,833
                                                                --------------------   --------------------
Net assets, ending                                              $          1,124,085   $          1,351,970
                                                                ====================   ====================

Units sold                                                                   216,180                337,258
Units redeemed                                                              (551,046)              (287,627)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (334,866)                49,631
Units outstanding, beginning                                                 796,065                746,434
                                                                --------------------   --------------------
Units outstanding, ending                                                    461,199                796,065
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,252,155
Cost of units redeemed/account charges                                                           (2,852,904)
Net investment income (loss)                                                                        (41,117)
Net realized gain (loss)                                                                            307,832
Realized gain distributions                                                                         529,121
Net change in unrealized appreciation (depreciation)                                                (71,002)
                                                                                       --------------------
Net assets                                                                             $          1,124,085
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.44               461   $         1,124              1.25%             43.5%
12/31/2012                        1.70               796             1,352              1.25%              9.7%
12/31/2011                        1.55               746             1,156              1.25%             -1.0%
12/31/2010                        1.56               241               377              1.25%             21.5%
12/31/2009                        1.29               121               155              1.25%             28.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47                 0   $             0              1.00%             43.9%
12/31/2012                        1.71                 0                 0              1.00%             10.0%
12/31/2011                        1.56                 0                 0              1.00%             -0.8%
12/31/2010                        1.57                 0                 0              1.00%             21.8%
12/31/2009                        1.29                 0                 0              1.00%             28.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.49                 0   $             0              0.75%             44.2%
12/31/2012                        1.73                 0                 0              0.75%             10.2%
12/31/2011                        1.57                 0                 0              0.75%             -0.5%
12/31/2010                        1.58                 0                 0              0.75%             22.1%
12/31/2009                        1.29                 0                 0              0.75%             29.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.52                 0   $             0              0.50%             44.6%
12/31/2012                        1.75                 0                 0              0.50%             10.5%
12/31/2011                        1.58                 0                 0              0.50%             -0.3%
12/31/2010                        1.58                 0                 0              0.50%             22.5%
12/31/2009                        1.29                 0                 0              0.50%             29.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.55                 0   $             0              0.25%             45.0%
12/31/2012                        1.76                 0                 0              0.25%             10.8%
12/31/2011                        1.59                 0                 0              0.25%              0.0%
12/31/2010                        1.59                 0                 0              0.25%             22.8%
12/31/2009                        1.30                 0                 0              0.25%             29.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.58                 0   $             0              0.00%             45.3%
12/31/2012                        1.78                 0                 0              0.00%             11.1%
12/31/2011                        1.60                 0                 0              0.00%              0.2%
12/31/2010                        1.60                 0                 0              0.00%             23.1%
12/31/2009                        1.30                 0                 0              0.00%             29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.3%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 091929711

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       158,492   $       159,531            16,607
                                                                         ===============   ===============
Receivables: investments sold                                      105
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       158,597
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       158,597           163,914   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $       158,597           163,914
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           243
Mortality & expense charges                                                                           (115)
                                                                                           ---------------
Net investment income (loss)                                                                           128
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (54)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,039)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,093)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (965)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                128   $                 --
Net realized gain (loss)                                                         (54)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,039)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (965)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     160,793                     --
Cost of units redeemed                                                        (1,192)                    --
Account charges                                                                  (39)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          159,562                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,597                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            158,597   $                 --
                                                                ====================   ====================

Units sold                                                                   165,166                     --
Units redeemed                                                                (1,252)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      163,914                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    163,914                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            160,793
Cost of units redeemed/account charges                                                               (1,231)
Net investment income (loss)                                                                            128
Net realized gain (loss)                                                                                (54)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,039)
                                                                                       --------------------
Net assets                                                                             $            158,597
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97               164   $           159              1.25%             -4.2%
12/31/2012                        1.01                 0                 0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -4.0%
12/31/2012                        1.01                 0                 0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.75%             -3.7%
12/31/2012                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.50%             -3.5%
12/31/2012                        1.01                 0                 0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.25%             -3.2%
12/31/2012                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.00%             -3.0%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            BLACKROCK EQUITY DIVIDEND INSTITUTIONAL CLASS - 09251M504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,431,832   $     4,254,643           182,059
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,334)
                                                       ---------------
Net assets                                             $     4,429,498
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     4,429,498         3,328,948   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $     4,429,498         3,328,948
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,081
Mortality & expense charges                                                                         (7,383)
                                                                                           ---------------
Net investment income (loss)                                                                         9,698
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,199
Realized gain distributions                                                                          2,237
Net change in unrealized appreciation (depreciation)                                               179,057
                                                                                           ---------------
Net gain (loss)                                                                                    184,493
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       194,191
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,698   $              1,591
Net realized gain (loss)                                                       3,199                   (655)
Realized gain distributions                                                    2,237                     34
Net change in unrealized appreciation (depreciation)                         179,057                 (1,868)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            194,191                   (898)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,118,890                421,275
Cost of units redeemed                                                    (4,006,317)              (292,956)
Account charges                                                               (4,687)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        4,107,886                128,319
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,302,077                127,421
Net assets, beginning                                                        127,421                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,429,498   $            127,421
                                                                ====================   ====================

Units sold                                                                 6,325,878                388,880
Units redeemed                                                            (3,114,832)              (270,978)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,211,046                117,902
Units outstanding, beginning                                                 117,902                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,328,948                117,902
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,540,165
Cost of units redeemed/account charges                                                           (4,303,960)
Net investment income (loss)                                                                         11,289
Net realized gain (loss)                                                                              2,544
Realized gain distributions                                                                           2,271
Net change in unrealized appreciation (depreciation)                                                177,189
                                                                                       --------------------
Net assets                                                                             $          4,429,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33             3,329   $         4,429              1.25%             23.1%
12/31/2012                        1.08               118               127              1.25%              8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             23.4%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             23.7%
12/31/2012                        1.08                 0                 0              0.75%              8.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             24.0%
12/31/2012                        1.09                 0                 0              0.50%              8.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             24.4%
12/31/2012                        1.09                 0                 0              0.25%              8.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             24.7%
12/31/2012                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.7%
      2012          3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     CALVERT INCOME FUND A CLASS - 131582207

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       994,213   $     1,013,726            62,723
                                                                         ===============   ===============
Receivables: investments sold                                   11,873
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,006,086
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,006,086           687,500   $          1.46
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $     1,006,086           687,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,088
Mortality & expense charges                                                                        (13,824)
                                                                                           ---------------
Net investment income (loss)                                                                        16,264
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (566)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (38,338)
                                                                                           ---------------
Net gain (loss)                                                                                    (38,904)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (22,640)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,264   $            202,383
Net realized gain (loss)                                                        (566)               537,892
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (38,338)                (1,015)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,640)               739,260
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     147,859              1,599,899
Cost of units redeemed                                                      (271,428)           (11,329,584)
Account charges                                                                 (308)                (2,335)
                                                                --------------------   --------------------
Increase (decrease)                                                         (123,877)            (9,732,020)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (146,517)            (8,992,760)
Net assets, beginning                                                      1,152,603             10,145,363
                                                                --------------------   --------------------
Net assets, ending                                              $          1,006,086   $          1,152,603
                                                                ====================   ====================

Units sold                                                                   123,372              1,080,075
Units redeemed                                                              (207,907)            (7,649,225)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (84,535)            (6,569,150)
Units outstanding, beginning                                                 772,035              7,341,185
                                                                --------------------   --------------------
Units outstanding, ending                                                    687,500                772,035
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         26,537,277
Cost of units redeemed/account charges                                                          (27,678,430)
Net investment income (loss)                                                                      2,046,027
Net realized gain (loss)                                                                           (265,554)
Realized gain distributions                                                                         386,279
Net change in unrealized appreciation (depreciation)                                                (19,513)
                                                                                       --------------------
Net assets                                                                             $          1,006,086
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               687   $         1,006              1.25%             -2.0%
12/31/2012                        1.49               772             1,153              1.25%              8.0%
12/31/2011                        1.38             7,341            10,145              1.25%              1.4%
12/31/2010                        1.36             6,852             9,342              1.25%              5.1%
12/31/2009                        1.30             8,111            10,520              1.25%             15.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              1.00%             -1.7%
12/31/2012                        1.53                 0                 0              1.00%              8.3%
12/31/2011                        1.41                 0                 0              1.00%              1.6%
12/31/2010                        1.39                 0                 0              1.00%              5.4%
12/31/2009                        1.32                 0                 0              1.00%             15.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             -1.5%
12/31/2012                        1.56                 0                 0              0.75%              8.6%
12/31/2011                        1.44                 0                 0              0.75%              1.9%
12/31/2010                        1.41                 0                 0              0.75%              5.7%
12/31/2009                        1.34                 0                 0              0.75%             15.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.50%             -1.2%
12/31/2012                        1.60                 0                 0              0.50%              8.8%
12/31/2011                        1.47                 0                 0              0.50%              2.1%
12/31/2010                        1.44                 0                 0              0.50%              5.9%
12/31/2009                        1.36                 0                 0              0.50%             15.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.25%             -1.0%
12/31/2012                        1.64                 0                 0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%              2.4%
12/31/2010                        1.47                 0                 0              0.25%              6.2%
12/31/2009                        1.38                 0                 0              0.25%             16.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.00%             -0.7%
12/31/2012                        1.70                 0                 0              0.00%              9.4%
12/31/2011                        1.56                 0                 0              0.00%              2.6%
12/31/2010                        1.52                 0                 0              0.00%              6.4%
12/31/2009                        1.43                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.8%
      2012          5.8%
      2011          3.4%
      2010          3.2%
      2009          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,419,865   $     2,678,115            70,999
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,203)
                                                       ---------------
Net assets                                             $     3,408,662
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,111,249         1,694,947   $          1.84
Band 100                                                           492               261              1.88
Band 75                                                             --                --              1.93
Band 50                                                          5,420             2,734              1.98
Band 25                                                             --                --              2.03
Band 0                                                         291,501           137,397              2.12
                                                       ---------------   ---------------
 Total                                                 $     3,408,662         1,835,339
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,807
Mortality & expense charges                                                                        (33,518)
                                                                                           ---------------
Net investment income (loss)                                                                       (29,711)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           117,814
Realized gain distributions                                                                        134,991
Net change in unrealized appreciation (depreciation)                                               540,188
                                                                                           ---------------
Net gain (loss)                                                                                    792,993
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       763,282
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (29,711)  $            (23,711)
Net realized gain (loss)                                                     117,814                 46,908
Realized gain distributions                                                  134,991                  3,702
Net change in unrealized appreciation (depreciation)                         540,188                235,014
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            763,282                261,913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     877,279              2,094,177
Cost of units redeemed                                                      (975,964)            (1,061,955)
Account charges                                                                 (853)                  (710)
                                                                --------------------   --------------------
Increase (decrease)                                                          (99,538)             1,031,512
                                                                --------------------   --------------------
Net increase (decrease)                                                      663,744              1,293,425
Net assets, beginning                                                      2,744,918              1,451,493
                                                                --------------------   --------------------
Net assets, ending                                              $          3,408,662   $          2,744,918
                                                                ====================   ====================

Units sold                                                                   553,285              1,715,787
Units redeemed                                                              (611,772)              (983,746)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,487)               732,041
Units outstanding, beginning                                               1,893,826              1,161,785
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,835,339              1,893,826
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,268,645
Cost of units redeemed/account charges                                                           (4,000,750)
Net investment income (loss)                                                                       (111,210)
Net realized gain (loss)                                                                            214,242
Realized gain distributions                                                                         295,985
Net change in unrealized appreciation (depreciation)                                                741,750
                                                                                       --------------------
Net assets                                                                             $          3,408,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84             1,695   $         3,111              1.25%             28.8%
12/31/2012                        1.43             1,665             2,372              1.25%             14.1%
12/31/2011                        1.25             1,160             1,449              1.25%             -3.4%
12/31/2010                        1.29               567               734              1.25%             15.8%
12/31/2009                        1.12               504               563              1.25%             31.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              1.00%             29.1%
12/31/2012                        1.46                 0                 0              1.00%             14.4%
12/31/2011                        1.28                 0                 0              1.00%             -3.2%
12/31/2010                        1.32                 0                 0              1.00%             16.1%
12/31/2009                        1.14                 0                 0              1.00%             32.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.75%             29.4%
12/31/2012                        1.49                 0                 0              0.75%             14.7%
12/31/2011                        1.30                 0                 0              0.75%             -3.0%
12/31/2010                        1.34                 0                 0              0.75%             16.4%
12/31/2009                        1.15                 0                 0              0.75%             32.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 3   $             5              0.50%             29.8%
12/31/2012                        1.53                 2                 4              0.50%             14.9%
12/31/2011                        1.33                 2                 3              0.50%             -2.7%
12/31/2010                        1.37                 0                 0              0.50%             16.6%
12/31/2009                        1.17                 0                 0              0.50%             32.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.25%             30.1%
12/31/2012                        1.56                 0                 0              0.25%             15.2%
12/31/2011                        1.36                 0                 0              0.25%             -2.5%
12/31/2010                        1.39                 0                 0              0.25%             16.9%
12/31/2009                        1.19                 0                 0              0.25%             33.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12               137   $           292              0.00%             30.4%
12/31/2012                        1.63               227               369              0.00%             15.5%
12/31/2011                        1.41                 0                 0              0.00%             -2.2%
12/31/2010                        1.44                 0                 0              0.00%             17.2%
12/31/2009                        1.23                 0                 0              0.00%             33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.1%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                             AUL AMERICAN UNIT TRUST
                    CALVERT VP SRI MID CAP GROWTH - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,281,288   $     7,208,645           266,346
                                                                         ===============   ===============
Receivables: investments sold                                1,770,612
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,051,900
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,051,900         2,665,181   $          3.77
Band 100                                                            --                --              3.87
Band 75                                                             --                --              3.97
Band 50                                                             --                --              4.07
Band 25                                                             --                --              4.18
Band 0                                                              --                --              4.77
                                                       ---------------   ---------------
 Total                                                 $    10,051,900         2,665,181
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (89,134)
                                                                                           ---------------
Net investment income (loss)                                                                       (89,134)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           279,918
Realized gain distributions                                                                        892,645
Net change in unrealized appreciation (depreciation)                                               680,476
                                                                                           ---------------
Net gain (loss)                                                                                  1,853,039
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,763,905
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (89,134)  $            (81,300)
Net realized gain (loss)                                                     279,918                296,750
Realized gain distributions                                                  892,645                730,746
Net change in unrealized appreciation (depreciation)                         680,476                 (6,398)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,763,905                939,798
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,512,753              1,417,738
Cost of units redeemed                                                    (1,603,017)            (2,331,567)
Account charges                                                               (2,903)                (3,397)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,906,833               (917,226)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,670,738                 22,572
Net assets, beginning                                                      6,381,162              6,358,590
                                                                --------------------   --------------------
Net assets, ending                                              $         10,051,900   $          6,381,162
                                                                ====================   ====================

Units sold                                                                 1,059,776                533,539
Units redeemed                                                              (565,168)              (856,751)
                                                                --------------------   --------------------
Net increase (decrease)                                                      494,608               (323,212)
Units outstanding, beginning                                               2,170,573              2,493,785
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,665,181              2,170,573
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        162,658,187
Cost of units redeemed/account charges                                                         (156,864,253)
Net investment income (loss)                                                                      1,150,269
Net realized gain (loss)                                                                           (154,524)
Realized gain distributions                                                                       2,189,578
Net change in unrealized appreciation (depreciation)                                              1,072,643
                                                                                       --------------------
Net assets                                                                             $         10,051,900
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.77             2,665   $        10,052              1.25%             28.3%
12/31/2012                        2.94             2,171             6,381              1.25%             15.3%
12/31/2011                        2.55             2,494             6,359              1.25%              1.1%
12/31/2010                        2.52             2,427             6,124              1.25%             29.8%
12/31/2009                        1.94             2,423             4,709              1.25%             30.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.87                 0   $             0              1.00%             28.6%
12/31/2012                        3.01                 0                 0              1.00%             15.6%
12/31/2011                        2.60                 0                 0              1.00%              1.3%
12/31/2010                        2.57                 0                 0              1.00%             30.2%
12/31/2009                        1.97                 0                 0              1.00%             30.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.97                 0   $             0              0.75%             28.9%
12/31/2012                        3.08                 0                 0              0.75%             15.9%
12/31/2011                        2.66                 0                 0              0.75%              1.6%
12/31/2010                        2.62                 0                 0              0.75%             30.5%
12/31/2009                        2.00                 0                 0              0.75%             31.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.07                 0   $             0              0.50%             29.3%
12/31/2012                        3.15                 0                 0              0.50%             16.2%
12/31/2011                        2.71                 0                 0              0.50%              1.8%
12/31/2010                        2.66                 0                 0              0.50%             30.8%
12/31/2009                        2.04                 0                 0              0.50%             31.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.18                 0   $             0              0.25%             29.6%
12/31/2012                        3.22                 0                 0              0.25%             16.5%
12/31/2011                        2.77                 0                 0              0.25%              2.1%
12/31/2010                        2.71                 0                 0              0.25%             31.1%
12/31/2009                        2.07                 0                 0              0.25%             31.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.77                 0   $             0              0.00%             29.9%
12/31/2012                        3.67                 0                 0              0.00%             16.8%
12/31/2011                        3.14                 0                 0              0.00%              2.3%
12/31/2010                        3.07                 0                 0              0.00%             31.5%
12/31/2009                        2.34                 0                 0              0.00%             32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      CALVERT SMALL CAP A CLASS - 13161P508

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       258,345   $       192,300            11,009
                                                                         ===============   ===============
Receivables: investments sold                                       39
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       258,384
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       258,384           158,931   $          1.63
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       258,384           158,931
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,883)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,982
Realized gain distributions                                                                         26,723
Net change in unrealized appreciation (depreciation)                                                45,197
                                                                                           ---------------
Net gain (loss)                                                                                     76,902
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        74,019
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,883)  $                237
Net realized gain (loss)                                                       4,982                  1,743
Realized gain distributions                                                   26,723                  5,179
Net change in unrealized appreciation (depreciation)                          45,197                 15,607
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             74,019                 22,766
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,642                 14,589
Cost of units redeemed                                                       (13,796)               (15,283)
Account charges                                                                  (59)                   (22)
                                                                --------------------   --------------------
Increase (decrease)                                                           (4,213)                  (716)
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,806                 22,050
Net assets, beginning                                                        188,578                166,528
                                                                --------------------   --------------------
Net assets, ending                                              $            258,384   $            188,578
                                                                ====================   ====================

Units sold                                                                     7,024                 13,373
Units redeemed                                                                (9,441)               (14,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,417)                  (880)
Units outstanding, beginning                                                 161,348                162,228
                                                                --------------------   --------------------
Units outstanding, ending                                                    158,931                161,348
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            212,788
Cost of units redeemed/account charges                                                              (55,257)
Net investment income (loss)                                                                         (4,964)
Net realized gain (loss)                                                                              7,870
Realized gain distributions                                                                          31,902
Net change in unrealized appreciation (depreciation)                                                 66,045
                                                                                       --------------------
Net assets                                                                             $            258,384
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00


FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63               159   $           258              1.25%             39.1%
12/31/2012                        1.17               161               189              1.25%             13.9%
12/31/2011                        1.03               162               167              1.25%             -6.2%
12/31/2010                        1.09               176               193              1.25%              9.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              1.00%             39.5%
12/31/2012                        1.18                 0                 0              1.00%             14.1%
12/31/2011                        1.03                 0                 0              1.00%             -6.0%
12/31/2010                        1.10                 0                 0              1.00%              9.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%             39.8%
12/31/2012                        1.18                 0                 0              0.75%             14.4%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.10                 0                 0              0.75%              9.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.50%             40.1%
12/31/2012                        1.19                 0                 0              0.50%             14.7%
12/31/2011                        1.04                 0                 0              0.50%             -5.5%
12/31/2010                        1.10                 0                 0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.25%             40.5%
12/31/2012                        1.19                 0                 0              0.25%             15.0%
12/31/2011                        1.04                 0                 0              0.25%             -5.3%
12/31/2010                        1.10                 0                 0              0.25%              9.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.00%             40.8%
12/31/2012                        1.20                 0                 0              0.00%             15.3%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               1.4%
                2011               0.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,132,888   $    11,280,459           606,946
                                                                         ===============   ===============
Receivables: investments sold                                  100,010
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,232,898
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,906,969         8,074,633   $          1.60
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.70
Band 0                                                       1,325,929           768,286              1.73
                                                       ---------------   ---------------
 Total                                                 $    14,232,898         8,842,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        86,301
Mortality & expense charges                                                                       (120,744)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,443)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           209,433
Realized gain distributions                                                                        647,667
Net change in unrealized appreciation (depreciation)                                             2,680,131
                                                                                           ---------------
Net gain (loss)                                                                                  3,537,231
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,502,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,443)  $             36,527
Net realized gain (loss)                                                     209,433                 36,625
Realized gain distributions                                                  647,667                325,988
Net change in unrealized appreciation (depreciation)                       2,680,131                393,545
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,502,788                792,685
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,985,211              4,550,013
Cost of units redeemed                                                    (2,959,207)            (2,362,063)
Account charges                                                               (4,619)                (3,124)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,021,385              2,184,826
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,524,173              2,977,511
Net assets, beginning                                                      7,708,725              4,731,214
                                                                --------------------   --------------------
Net assets, ending                                              $         14,232,898   $          7,708,725
                                                                ====================   ====================

Units sold                                                                 4,411,556              4,409,371
Units redeemed                                                            (2,219,955)            (2,446,025)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,191,601              1,963,346
Units outstanding, beginning                                               6,651,318              4,687,972
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,842,919              6,651,318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         17,518,126
Cost of units redeemed/account charges                                                           (7,650,489)
Net investment income (loss)                                                                          2,161
Net realized gain (loss)                                                                            313,479
Realized gain distributions                                                                       1,197,192
Net change in unrealized appreciation (depreciation)                                              2,852,429
                                                                                       --------------------
Net assets                                                                             $         14,232,898
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60             8,075   $        12,907              1.25%             38.9%
12/31/2012                        1.15             5,970             6,872              1.25%             14.5%
12/31/2011                        1.01             4,340             4,363              1.25%             -0.7%
12/31/2010                        1.01             1,876             1,898              1.25%             24.1%
12/31/2009                        0.82                64                52              1.25%             23.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              1.00%             39.2%
12/31/2012                        1.17                 0                 0              1.00%             14.8%
12/31/2011                        1.02                 0                 0              1.00%             -0.4%
12/31/2010                        1.02                 0                 0              1.00%             24.5%
12/31/2009                        0.82                 0                 0              1.00%             23.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%             39.6%
12/31/2012                        1.18                 0                 0              0.75%             15.1%
12/31/2011                        1.03                 0                 0              0.75%             -0.2%
12/31/2010                        1.03                 0                 0              0.75%             24.8%
12/31/2009                        0.82                 0                 0              0.75%             24.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.50%             39.9%
12/31/2012                        1.20                 0                 0              0.50%             15.4%
12/31/2011                        1.04                 0                 0              0.50%              0.1%
12/31/2010                        1.04                 0                 0              0.50%             25.1%
12/31/2009                        0.83                 0                 0              0.50%             24.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%             40.3%
12/31/2012                        1.21                 0                 0              0.25%             15.7%
12/31/2011                        1.05                 0                 0              0.25%              0.3%
12/31/2010                        1.04                 0                 0              0.25%             25.4%
12/31/2009                        0.83                 0                 0              0.25%             24.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73               768   $         1,326              0.00%             40.6%
12/31/2012                        1.23               682               837              0.00%             16.0%
12/31/2011                        1.06               348               368              0.00%              0.6%
12/31/2010                        1.05               421               443              0.00%             25.7%
12/31/2009                        0.84                 0                 0              0.00%             25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.7%
                2011               0.9%
                2010               1.2%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,120,876   $    12,516,096         1,007,023
                                                                         ===============   ===============
Receivables: investments sold                                   85,182
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,206,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,297,270         9,286,812   $          1.54
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.64
Band 0                                                         908,788           546,735              1.66
                                                       ---------------   ---------------
 Total                                                 $    15,206,058         9,833,547
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       111,260
Mortality & expense charges                                                                       (139,018)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,758)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           279,129
Realized gain distributions                                                                        457,913
Net change in unrealized appreciation (depreciation)                                             2,397,146
                                                                                           ---------------
Net gain (loss)                                                                                  3,134,188
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,106,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,758)  $             13,274
Net realized gain (loss)                                                     279,129                 27,116
Realized gain distributions                                                  457,913                348,459
Net change in unrealized appreciation (depreciation)                       2,397,146                569,446
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,106,430                958,295
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,500,974              3,871,725
Cost of units redeemed                                                    (3,819,291)            (1,630,570)
Account charges                                                               (4,827)                (2,944)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,676,856              2,238,211
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,783,286              3,196,506
Net assets, beginning                                                      8,422,772              5,226,266
                                                                --------------------   --------------------
Net assets, ending                                              $         15,206,058   $          8,422,772
                                                                ====================   ====================

Units sold                                                                 5,577,234              3,735,063
Units redeemed                                                            (2,897,297)            (1,726,568)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,679,937              2,008,495
Units outstanding, beginning                                               7,153,610              5,145,115
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,833,547              7,153,610
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         20,583,451
Cost of units redeemed/account charges                                                           (9,522,641)
Net investment income (loss)                                                                        (16,792)
Net realized gain (loss)                                                                            512,877
Realized gain distributions                                                                       1,044,383
Net change in unrealized appreciation (depreciation)                                              2,604,780
                                                                                       --------------------
Net assets                                                                             $         15,206,058
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54             9,287   $        14,297              1.25%             31.3%
12/31/2012                        1.17             6,729             7,892              1.25%             15.8%
12/31/2011                        1.01             4,820             4,880              1.25%             -3.4%
12/31/2010                        1.05             3,023             3,167              1.25%             24.5%
12/31/2009                        0.84               121               102              1.25%             35.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              1.00%             31.6%
12/31/2012                        1.19                 0                 0              1.00%             16.1%
12/31/2011                        1.02                 0                 0              1.00%             -3.1%
12/31/2010                        1.06                 0                 0              1.00%             24.8%
12/31/2009                        0.85                 0                 0              1.00%             35.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             31.9%
12/31/2012                        1.20                 0                 0              0.75%             16.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.9%
12/31/2010                        1.06                 0                 0              0.75%             25.1%
12/31/2009                        0.85                 0                 0              0.75%             35.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             32.3%
12/31/2012                        1.22                 0                 0              0.50%             16.7%
12/31/2011                        1.04                 0                 0              0.50%             -2.6%
12/31/2010                        1.07                 0                 0              0.50%             25.4%
12/31/2009                        0.86                 0                 0              0.50%             36.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.25%             32.6%
12/31/2012                        1.23                 0                 0              0.25%             17.0%
12/31/2011                        1.06                 0                 0              0.25%             -2.4%
12/31/2010                        1.08                 0                 0              0.25%             25.7%
12/31/2009                        0.86                 0                 0              0.25%             36.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66               547   $           909              0.00%             32.9%
12/31/2012                        1.25               424               531              0.00%             17.3%
12/31/2011                        1.07               325               346              0.00%             -2.1%
12/31/2010                        1.09               390               425              0.00%             26.0%
12/31/2009                        0.86                 0                 0              0.00%             36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.4%
                2011               0.9%
                2010               1.2%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA ACORN INTERNATIONAL Z CLASS - 197199813

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        44,471   $        43,100               953
                                                                         ===============   ===============
Receivables: investments sold                                       31
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        44,502
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        44,502            31,946   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $        44,502            31,946
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           789
Mortality & expense charges                                                                           (213)
                                                                                           ---------------
Net investment income (loss)                                                                           576
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                18
Realized gain distributions                                                                          1,730
Net change in unrealized appreciation (depreciation)                                                 1,258
                                                                                           ---------------
Net gain (loss)                                                                                      3,006
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,582
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                576   $                160
Net realized gain (loss)                                                          18                     --
Realized gain distributions                                                    1,730                     --
Net change in unrealized appreciation (depreciation)                           1,258                    113
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,582                    273
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,606                 12,041
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           28,606                 12,041
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,188                 12,314
Net assets, beginning                                                         12,314                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             44,502   $             12,314
                                                                ====================   ====================

Units sold                                                                    21,267                 10,679
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,267                 10,679
Units outstanding, beginning                                                  10,679                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,946                 10,679
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             40,647
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            736
Net realized gain (loss)                                                                                 18
Realized gain distributions                                                                           1,730
Net change in unrealized appreciation (depreciation)                                                  1,371
                                                                                       --------------------
Net assets                                                                             $             44,502
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                32   $            45              1.25%             20.8%
12/31/2012                        1.15                11                12              1.25%             15.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             21.1%
12/31/2012                        1.15                 0                 0              1.00%             15.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             21.4%
12/31/2012                        1.16                 0                 0              0.75%             15.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             21.7%
12/31/2012                        1.16                 0                 0              0.50%             15.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             22.0%
12/31/2012                        1.16                 0                 0              0.25%             16.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             22.3%
12/31/2012                        1.16                 0                 0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA ACORN INTERNATIONAL A CLASS - 197199847

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,776   $        15,175               338
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        15,785
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,785            11,386   $          1.39
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $        15,785            11,386
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           259
Mortality & expense charges                                                                           (101)
                                                                                           ---------------
Net investment income (loss)                                                                           158
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               425
Realized gain distributions                                                                            683
Net change in unrealized appreciation (depreciation)                                                   586
                                                                                           ---------------
Net gain (loss)                                                                                      1,694
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,852
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                158   $                  4
Net realized gain (loss)                                                         425                     --
Realized gain distributions                                                      683                     --
Net change in unrealized appreciation (depreciation)                             586                     15
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,852                     19
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,283                    629
Cost of units redeemed                                                        (8,967)                    --
Account charges                                                                  (31)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           13,285                    629
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,137                    648
Net assets, beginning                                                            648                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             15,785   $                648
                                                                ====================   ====================

Units sold                                                                    31,990                    563
Units redeemed                                                               (21,167)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,823                    563
Units outstanding, beginning                                                     563                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,386                    563
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             22,912
Cost of units redeemed/account charges                                                               (8,998)
Net investment income (loss)                                                                            162
Net realized gain (loss)                                                                                425
Realized gain distributions                                                                             683
Net change in unrealized appreciation (depreciation)                                                    601
                                                                                       --------------------
Net assets                                                                             $             15,785
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39              11   $          16            1.25%            20.5%
12/31/2012                      1.15               1               1            1.25%            15.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            1.00%            20.8%
12/31/2012                      1.15               0               0            1.00%            15.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            0.75%            21.1%
12/31/2012                      1.15               0               0            0.75%            15.4%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            0.50%            21.4%
12/31/2012                      1.16               0               0            0.50%            15.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.41               0   $           0            0.25%            21.7%
12/31/2012                      1.16               0               0            0.25%            15.8%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.41               0   $           0            0.00%            22.0%
12/31/2012                      1.16               0               0            0.00%            15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.2%
      2012          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           COLUMBIA MULTI-ADVISOR SMALL CAP VALUE A CLASS - 19766G710

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       232,997   $       242,493            32,611
                                                                         ===============   ===============
Receivables: investments sold                                   12,897
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       245,894
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       135,788            82,738   $          1.64
Band 100                                                         1,728             1,047              1.65
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.68
Band 0                                                         108,378            64,249              1.69
                                                       ---------------   ---------------
 Total                                                 $       245,894           148,034
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (293)
                                                                                           ---------------
Net investment income (loss)                                                                          (293)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,230
Realized gain distributions                                                                         21,460
Net change in unrealized appreciation (depreciation)                                                (9,655)
                                                                                           ---------------
Net gain (loss)                                                                                     13,035
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,742
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (293)  $                (34)
Net realized gain (loss)                                                       1,230                    514
Realized gain distributions                                                   21,460                     15
Net change in unrealized appreciation (depreciation)                          (9,655)                   159
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,742                    654
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     240,556                  7,706
Cost of units redeemed                                                       (10,157)                (5,607)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          230,399                  2,099
                                                                --------------------   --------------------
Net increase (decrease)                                                      243,141                  2,753
Net assets, beginning                                                          2,753                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            245,894   $              2,753
                                                                ====================   ====================

Units sold                                                                   154,271                  7,106
Units redeemed                                                                (8,488)                (4,855)
                                                                --------------------   --------------------
Net increase (decrease)                                                      145,783                  2,251
Units outstanding, beginning                                                   2,251                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    148,034                  2,251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            248,262
Cost of units redeemed/account charges                                                              (15,764)
Net investment income (loss)                                                                           (327)
Net realized gain (loss)                                                                              1,744
Realized gain distributions                                                                          21,475
Net change in unrealized appreciation (depreciation)                                                 (9,496)
                                                                                       --------------------
Net assets                                                                             $            245,894
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.64              83   $         136            1.25%            34.2%
12/31/2012                      1.22               2               3            1.25%            15.2%
12/31/2011                      1.06               0               0            1.25%             6.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.65               1   $           2            1.00%            34.5%
12/31/2012                      1.23               0               0            1.00%            15.5%
12/31/2011                      1.06               0               0            1.00%             6.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.66               0   $           0            0.75%            34.9%
12/31/2012                      1.23               0               0            0.75%            15.8%
12/31/2011                      1.06               0               0            0.75%             6.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.67               0   $           0            0.50%            35.2%
12/31/2012                      1.23               0               0            0.50%            16.1%
12/31/2011                      1.06               0               0            0.50%             6.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.68               0   $           0            0.25%            35.6%
12/31/2012                      1.24               0               0            0.25%            16.4%
12/31/2011                      1.06               0               0            0.25%             6.3%


                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.69              64   $         108            0.00%            35.9%
12/31/2012                      1.24               0               0            0.00%            16.7%
12/31/2011                      1.06               0               0            0.00%             6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.1%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               COLUMBIA EMERGING MARKETS BOND A CLASS - 19763P184

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        53,959   $        55,769             4,886
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (114)
                                                       ---------------
Net assets                                             $        53,845
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        53,750            48,556   $          1.11
Band 100                                                            95                85              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $        53,845            48,641
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,730
Mortality & expense charges                                                                           (351)
                                                                                           ---------------
Net investment income (loss)                                                                         1,379
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,641)
Realized gain distributions                                                                            549
Net change in unrealized appreciation (depreciation)                                                (1,822)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,914)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,535)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,379   $                  9
Net realized gain (loss)                                                      (2,641)                    --
Realized gain distributions                                                      549                     10
Net change in unrealized appreciation (depreciation)                          (1,822)                    12
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,535)                    31
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     100,967                  1,655
Cost of units redeemed                                                       (46,272)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           54,694                  1,655
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,159                  1,686
Net assets, beginning                                                          1,686                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             53,845   $              1,686
                                                                ====================   ====================

Units sold                                                                    89,907                  1,398
Units redeemed                                                               (42,664)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       47,243                  1,398
Units outstanding, beginning                                                   1,398                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,641                  1,398
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            102,622
Cost of units redeemed/account charges                                                              (46,273)
Net investment income (loss)                                                                          1,388
Net realized gain (loss)                                                                             (2,641)
Realized gain distributions                                                                             559
Net change in unrealized appreciation (depreciation)                                                 (1,810)
                                                                                       --------------------
Net assets                                                                             $             53,845
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.11              49   $          54            1.25%            -8.2%
12/31/2012                      1.21               1               2            1.25%            18.9%
12/31/2011                      1.01               0               0            1.25%             1.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.11               0   $           0            1.00%            -8.0%
12/31/2012                      1.21               0               0            1.00%            19.2%
12/31/2011                      1.01               0               0            1.00%             1.5%


                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.12               0   $           0            0.75%            -7.7%
12/31/2012                      1.21               0               0            0.75%            19.5%
12/31/2011                      1.02               0               0            0.75%             1.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.50%            -7.5%
12/31/2012                      1.22               0               0            0.50%            19.8%
12/31/2011                      1.02               0               0            0.50%             1.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.25%            -7.3%
12/31/2012                      1.22               0               0            0.25%            20.1%
12/31/2011                      1.02               0               0            0.25%             1.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.00%            -7.1%
12/31/2012                      1.22               0               0            0.00%            20.4%
12/31/2011                      1.02               0               0            0.00%             1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          6.2%
      2012          1.3%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        COLUMBIA SELIGMAN COMMUNICATION & INFORMATION A CLASS - 19766H429

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       156,952   $       148,829             3,135
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (383)
                                                       ---------------
Net assets                                             $       156,569
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       145,512           112,419   $          1.29
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.32
Band 0                                                          11,057             8,311              1.33
                                                       ---------------   ---------------
 Total                                                 $       156,569           120,730
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,640)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,640)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,045
Realized gain distributions                                                                          2,479
Net change in unrealized appreciation (depreciation)                                                60,673
                                                                                           ---------------
Net gain (loss)                                                                                    146,197
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       138,557
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,640)  $             (6,569)
Net realized gain (loss)                                                      83,045                 23,741
Realized gain distributions                                                    2,479                 42,767
Net change in unrealized appreciation (depreciation)                          60,673                (52,550)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            138,557                  7,389
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     719,769              1,547,133
Cost of units redeemed                                                    (1,375,244)              (872,179)
Account charges                                                               (4,083)                (4,773)
                                                                --------------------   --------------------
Increase (decrease)                                                         (659,558)               670,181
                                                                --------------------   --------------------
Net increase (decrease)                                                     (521,001)               677,570
Net assets, beginning                                                        677,570                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            156,569   $            677,570
                                                                ====================   ====================

Units sold                                                                   625,931              1,435,948
Units redeemed                                                            (1,139,518)              (801,631)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (513,587)               634,317
Units outstanding, beginning                                                 634,317                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    120,730                634,317
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,266,902
Cost of units redeemed/account charges                                                           (2,256,279)
Net investment income (loss)                                                                        (14,209)
Net realized gain (loss)                                                                            106,786
Realized gain distributions                                                                          45,246
Net change in unrealized appreciation (depreciation)                                                  8,123
                                                                                       --------------------
Net assets                                                                             $            156,569
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.29             112   $         146            1.25%            21.8%
12/31/2012                      1.06             422             448            1.25%             6.1%
12/31/2011                      1.00               0               0            1.25%             0.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.30               0   $           0            1.00%            22.1%
12/31/2012                      1.07               0               0            1.00%             6.4%
12/31/2011                      1.00               0               0            1.00%             0.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.31               0   $           0            0.75%            22.4%
12/31/2012                      1.07               0               0            0.75%             6.7%
12/31/2011                      1.00               0               0            0.75%             0.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.32               0   $           0            0.50%            22.7%
12/31/2012                      1.07               0               0            0.50%             6.9%
12/31/2011                      1.00               0               0            0.50%             0.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.32               0   $           0            0.25%            23.0%
12/31/2012                      1.08               0               0            0.25%             7.2%
12/31/2011                      1.00               0               0            0.25%             0.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.33               8   $          11            0.00%            23.3%
12/31/2012                      1.08             213             229            0.00%             7.5%
12/31/2011                      1.00               0               0            0.00%             0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       COLUMBIA SELIGMAN COMMUNICATION & INFORMATION R4 CLASS - 19766H361

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           149   $           143                 3
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           149
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           149               131   $          1.14
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           149               131
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (122)
                                                                                           ---------------
Net investment income (loss)                                                                          (122)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,504
Realized gain distributions                                                                              2
Net change in unrealized appreciation (depreciation)                                                     6
                                                                                           ---------------
Net gain (loss)                                                                                      1,512
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,390
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (122)  $                 --
Net realized gain (loss)                                                       1,504                     --
Realized gain distributions                                                        2                     --
Net change in unrealized appreciation (depreciation)                               6                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,390                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     172,825                     --
Cost of units redeemed                                                      (174,066)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,241)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          149                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                149   $                 --
                                                                ====================   ====================

Units sold                                                                   296,698                     --
Units redeemed                                                              (296,567)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          131                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        131                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            172,825
Cost of units redeemed/account charges                                                             (174,066)
Net investment income (loss)                                                                           (122)
Net realized gain (loss)                                                                              1,504
Realized gain distributions                                                                               2
Net change in unrealized appreciation (depreciation)                                                      6
                                                                                       --------------------
Net assets                                                                             $                149
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            1.25%            13.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            1.00%            14.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.75%            14.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.50%            14.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15               0   $           0            0.25%            14.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15               0   $           0            0.00%            14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     COLUMBIA MULTI-ADVISOR SMALL CAP VALUE R4 CLASS - 19766G652 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --               --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.19
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            1.25%            18.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            1.00%            18.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            0.75%            19.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            0.50%            19.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.20               0   $           0            0.25%            19.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.20               0   $           0            0.00%            19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         COLUMBIA EMERGING MARKETS BOND Z CLASS - 19763P127 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.11               0   $           0            1.25%            -8.0%
12/31/2012                      1.21               0               0            1.25%            19.2%
12/31/2011                      1.01               0               0            1.25%             1.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.12               0   $           0            1.00%            -7.7%
12/31/2012                      1.21               0               0            1.00%            19.5%
12/31/2011                      1.01               0               0            1.00%             1.5%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.75%            -7.5%
12/31/2012                      1.22               0               0            0.75%            19.8%
12/31/2011                      1.02               0               0            0.75%             1.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.13               0   $           0            0.50%            -7.3%
12/31/2012                      1.22               0               0            0.50%            20.1%
12/31/2011                      1.02               0               0            0.50%             1.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.25%            -7.1%
12/31/2012                      1.22               0               0            0.25%            20.4%
12/31/2011                      1.02               0               0            0.25%             1.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.00%            -6.8%
12/31/2012                      1.23               0               0            0.00%            20.7%
12/31/2011                      1.02               0               0            0.00%             1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     COLUMBIA MULTI-ADVISOR SMALL CAP VALUE Z CLASS - 19766G629 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.65
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.65               0   $           0            1.25%            34.4%
12/31/2012                      1.23               0               0            1.25%            15.6%
12/31/2011                      1.06               0               0            1.25%             6.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.66               0   $           0            1.00%            34.8%
12/31/2012                      1.23               0               0            1.00%            15.9%
12/31/2011                      1.06               0               0            1.00%             6.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.67               0   $           0            0.75%            35.1%
12/31/2012                      1.23               0               0            0.75%            16.2%
12/31/2011                      1.06               0               0            0.75%             6.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.68               0   $           0            0.50%            35.4%
12/31/2012                      1.24               0               0            0.50%            16.5%
12/31/2011                      1.06               0               0            0.50%             6.2%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.68               0   $           0            0.25%            35.8%
12/31/2012                      1.24               0               0            0.25%            16.8%
12/31/2011                      1.06               0               0            0.25%             6.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.69               0   $           0            0.00%            36.1%
12/31/2012                      1.24               0               0            0.00%            17.1%
12/31/2011                      1.06               0               0            0.00%             6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        COLUMBIA SELIGMAN COMMUNICATION & INFORMATION Z CLASS - 19766H338

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       148,627   $       140,276             2,814
                                                                         ===============   ===============
Receivables: investments sold                                        8
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       148,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       148,635           114,196   $          1.30
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.33
Band 0                                                              --                --              1.34
                                                       ---------------   ---------------
 Total                                                 $       148,635           114,196
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (25,557)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           129,098
Realized gain distributions                                                                          2,301
Net change in unrealized appreciation (depreciation)                                               208,231
                                                                                           ---------------
Net gain (loss)                                                                                    339,630
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       314,073
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,557)  $            (35,496)
Net realized gain (loss)                                                     129,098                107,989
Realized gain distributions                                                    2,301                115,128
Net change in unrealized appreciation (depreciation)                         208,231               (199,880)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            314,073                (12,259)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,244,659              4,608,481
Cost of units redeemed                                                    (3,410,672)            (2,574,665)
Account charges                                                               (8,354)               (12,628)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,174,367)             2,021,188
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,860,294)             2,008,929
Net assets, beginning                                                      2,008,929                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            148,635   $          2,008,929
                                                                ====================   ====================

Units sold                                                                 1,088,440              4,227,943
Units redeemed                                                            (2,858,886)            (2,343,301)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,770,446)             1,884,642
Units outstanding, beginning                                               1,884,642                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    114,196              1,884,642
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,853,140
Cost of units redeemed/account charges                                                           (6,006,319)
Net investment income (loss)                                                                        (61,053)
Net realized gain (loss)                                                                            237,087
Realized gain distributions                                                                         117,429
Net change in unrealized appreciation (depreciation)                                                  8,351
                                                                                       --------------------
Net assets                                                                             $            148,635
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.30             114   $         149            1.25%            22.1%
12/31/2012                      1.07           1,885           2,009            1.25%             6.4%
12/31/2011                      1.00               0               0            1.25%             0.2%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.31               0   $           0            1.00%            22.4%
12/31/2012                      1.07               0               0            1.00%             6.7%
12/31/2011                      1.00               0               0            1.00%             0.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.32               0   $           0            0.75%            22.7%
12/31/2012                      1.07               0               0            0.75%             6.9%
12/31/2011                      1.00               0               0            0.75%             0.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.32               0   $           0            0.50%            23.0%
12/31/2012                      1.08               0               0            0.50%             7.2%
12/31/2011                      1.00               0               0            0.50%             0.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.33               0   $           0            0.25%            23.3%
12/31/2012                      1.08               0               0            0.25%             7.5%
12/31/2011                      1.00               0               0            0.25%             0.4%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.34               0   $           0            0.00%            23.6%
12/31/2012                      1.08               0               0            0.00%             7.7%
12/31/2011                      1.00               0               0            0.00%             0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA ACORN INTERNATIONAL R4 CLASS - 197199466

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           281   $           273                 5
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           281               247   $          1.14
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           281               247
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             3
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             10
Net change in unrealized appreciation (depreciation)                                                     8
                                                                                           ---------------
Net gain (loss)                                                                                         18
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            21
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       10                     --
Net change in unrealized appreciation (depreciation)                               8                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 21                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         260                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              260                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          281                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                281   $                 --
                                                                ====================   ====================

Units sold                                                                       247                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          247                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        247                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                260
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              3
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                      8
                                                                                       --------------------
Net assets                                                                             $                281
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            1.25%            14.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            1.00%            14.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14               0   $           0            0.75%            14.4%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15               0   $           0            0.50%            14.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15               0   $           0            0.25%            14.9%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15               0   $           0            0.00%            15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       772,775   $       663,684            22,632
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,349)
                                                       ---------------
Net assets                                             $       770,426
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       770,426           379,868   $          2.03
Band 100                                                            --                --              2.05
Band 75                                                             --                --              2.08
Band 50                                                             --                --              2.10
Band 25                                                             --                --              2.13
Band 0                                                              --                --              2.15
                                                       ---------------   ---------------
 Total                                                 $       770,426           379,868
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,427
Mortality & expense charges                                                                         (8,492)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,065)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,050
Realized gain distributions                                                                        110,715
Net change in unrealized appreciation (depreciation)                                                30,294
                                                                                           ---------------
Net gain (loss)                                                                                    188,059
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       182,994
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,065)  $               (583)
Net realized gain (loss)                                                      47,050                  5,992
Realized gain distributions                                                  110,715                     --
Net change in unrealized appreciation (depreciation)                          30,294                 64,777
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            182,994                 70,186
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     242,429                 85,803
Cost of units redeemed                                                      (177,457)               (53,458)
Account charges                                                                 (380)                  (278)
                                                                --------------------   --------------------
Increase (decrease)                                                           64,592                 32,067
                                                                --------------------   --------------------
Net increase (decrease)                                                      247,586                102,253
Net assets, beginning                                                        522,840                420,587
                                                                --------------------   --------------------
Net assets, ending                                              $            770,426   $            522,840
                                                                ====================   ====================

Units sold                                                                   139,888                 59,431
Units redeemed                                                               (98,871)               (37,165)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,017                 22,266
Units outstanding, beginning                                                 338,851                316,585
                                                                --------------------   --------------------
Units outstanding, ending                                                    379,868                338,851
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            867,268
Cost of units redeemed/account charges                                                             (375,207)
Net investment income (loss)                                                                        (10,457)
Net realized gain (loss)                                                                             69,016
Realized gain distributions                                                                         110,715
Net change in unrealized appreciation (depreciation)                                                109,091
                                                                                       --------------------
Net assets                                                                             $            770,426
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03               380   $           770              1.25%             31.4%
12/31/2012                        1.54               339               523              1.25%             16.1%
12/31/2011                        1.33               317               421              1.25%             -8.3%
12/31/2010                        1.45               257               373              1.25%             17.1%
12/31/2009                        1.24               230               285              1.25%             23.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              1.00%             31.8%
12/31/2012                        1.56                 0                 0              1.00%             16.4%
12/31/2011                        1.34                 0                 0              1.00%             -8.1%
12/31/2010                        1.45                 0                 0              1.00%             17.4%
12/31/2009                        1.24                 0                 0              1.00%             23.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.75%             32.1%
12/31/2012                        1.57                 0                 0              0.75%             16.7%
12/31/2011                        1.35                 0                 0              0.75%             -7.8%
12/31/2010                        1.46                 0                 0              0.75%             17.7%
12/31/2009                        1.24                 0                 0              0.75%             24.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10                 0   $             0              0.50%             32.4%
12/31/2012                        1.59                 0                 0              0.50%             17.0%
12/31/2011                        1.36                 0                 0              0.50%             -7.6%
12/31/2010                        1.47                 0                 0              0.50%             18.0%
12/31/2009                        1.24                 0                 0              0.50%             24.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              0.25%             32.8%
12/31/2012                        1.60                 0                 0              0.25%             17.3%
12/31/2011                        1.36                 0                 0              0.25%             -7.4%
12/31/2010                        1.47                 0                 0              0.25%             18.3%
12/31/2009                        1.25                 0                 0              0.25%             24.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.15                 0   $             0              0.00%             33.1%
12/31/2012                        1.62                 0                 0              0.00%             17.6%
12/31/2011                        1.37                 0                 0              0.00%             -7.1%
12/31/2010                        1.48                 0                 0              0.00%             18.6%
12/31/2009                        1.25                 0                 0              0.00%             24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               1.2%
                2011               0.6%
                2010               0.4%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          2.15
Band 100                                                            --                --              2.17
Band 75                                                             --                --              2.20
Band 50                                                             --                --              2.23
Band 25                                                             --                --              2.25
Band 0                                                              --                --              2.28
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        --                      --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013 $                      2.15                 0   $             0              1.25%             36.1%
12/31/2012                        1.58                 0                 0              1.25%             14.6%
12/31/2011                        1.38                 0                 0              1.25%            -14.6%
12/31/2010                        1.61                 0                 0              1.25%             26.8%
12/31/2009                        1.27                 0                 0              1.25%             27.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              1.00%             36.4%
12/31/2012                        1.59                 0                 0              1.00%             14.9%
12/31/2011                        1.39                 0                 0              1.00%            -14.3%
12/31/2010                        1.62                 0                 0              1.00%             27.1%
12/31/2009                        1.27                 0                 0              1.00%             27.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.20                 0   $             0              0.75%             36.8%
12/31/2012                        1.61                 0                 0              0.75%             15.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.63                 0                 0              0.75%             27.4%
12/31/2009                        1.28                 0                 0              0.75%             27.6%
                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.50%             37.1%
12/31/2012                        1.62                 0                 0              0.50%             15.5%
12/31/2011                        1.41                 0                 0              0.50%            -13.9%
12/31/2010                        1.63                 0                 0              0.50%             27.8%
12/31/2009                        1.28                 0                 0              0.50%             27.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.25                 0   $             0              0.25%             37.5%
12/31/2012                        1.64                 0                 0              0.25%             15.8%
12/31/2011                        1.42                 0                 0              0.25%            -13.7%
12/31/2010                        1.64                 0                 0              0.25%             28.1%
12/31/2009                        1.28                 0                 0              0.25%             28.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 0   $             0              0.00%             37.8%
12/31/2012                        1.65                 0                 0              0.00%             16.1%
12/31/2011                        1.42                 0                 0              0.00%            -13.5%
12/31/2010                        1.65                 0                 0              0.00%             28.4%
12/31/2009                        1.28                 0                 0              0.00%             28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,712,779   $     4,757,216           171,069
                                                                         ===============   ===============
Receivables: investments sold                                   10,450
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,723,229
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,723,229         5,426,348   $          0.87
Band 100                                                            --                --              0.88
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.89
Band 0                                                              --                --              0.90
                                                       ---------------   ---------------
 Total                                                 $     4,723,229         5,426,348
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        24,926
Mortality & expense charges                                                                        (10,324)
                                                                                           ---------------
Net investment income (loss)                                                                        14,602
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,206)
Realized gain distributions                                                                         32,828
Net change in unrealized appreciation (depreciation)                                               (42,920)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,298)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,602   $              1,615
Net realized gain (loss)                                                      (2,206)               (20,294)
Realized gain distributions                                                   32,828                 10,128
Net change in unrealized appreciation (depreciation)                         (42,920)                21,017
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,304                 12,466
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,318,897                522,764
Cost of units redeemed                                                    (4,122,339)              (227,277)
Account charges                                                               (5,114)                  (265)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,191,444                295,222
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,193,748                307,688
Net assets, beginning                                                        529,481                221,793
                                                                --------------------   --------------------
Net assets, ending                                              $          4,723,229   $            529,481
                                                                ====================   ====================

Units sold                                                                 9,627,088                685,758
Units redeemed                                                            (4,777,182)              (393,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,849,906                292,603
Units outstanding, beginning                                                 576,442                283,839
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,426,348                576,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,363,828
Cost of units redeemed/account charges                                                           (4,637,372)
Net investment income (loss)                                                                         17,410
Net realized gain (loss)                                                                            (22,292)
Realized gain distributions                                                                          46,092
Net change in unrealized appreciation (depreciation)                                                (44,437)
                                                                                       --------------------
Net assets                                                                             $          4,723,229
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87             5,426   $         4,723              1.25%             -5.2%
12/31/2012                        0.92               576               529              1.25%             17.5%
12/31/2011                        0.78               284               222              1.25%            -21.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.88                 0   $             0              1.00%             -5.0%
12/31/2012                        0.92                 0                 0              1.00%             17.8%
12/31/2011                        0.78                 0                 0              1.00%            -21.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.88                 0   $             0              0.75%             -4.8%
12/31/2012                        0.93                 0                 0              0.75%             18.1%
12/31/2011                        0.78                 0                 0              0.75%            -21.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.89                 0   $             0              0.50%             -4.5%
12/31/2012                        0.93                 0                 0              0.50%             18.4%
12/31/2011                        0.78                 0                 0              0.50%            -21.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.89                 0   $             0              0.25%             -4.3%
12/31/2012                        0.93                 0                 0              0.25%             18.7%
12/31/2011                        0.79                 0                 0              0.25%            -21.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.90                 0   $             0              0.00%             -4.0%
12/31/2012                        0.94                 0                 0              0.00%             19.0%
12/31/2011                        0.79                 0                 0              0.00%            -21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               2.2%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     DFA GLOBAL EQUITY R2 CLASS - 25434D682

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,295,487   $     1,813,663           125,048
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (32,113)
                                                       ---------------
Net assets                                             $     2,263,374
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,263,374         1,693,548   $          1.34
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $     2,263,374         1,693,548
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        31,202
Mortality & expense charges                                                                        (23,503)
                                                                                           ---------------
Net investment income (loss)                                                                         7,699
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,821
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               416,910
                                                                                           ---------------
Net gain (loss)                                                                                    447,731
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       455,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,699   $             11,755
Net realized gain (loss)                                                      30,821                  3,139
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         416,910                 64,840
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            455,430                 79,734
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     495,274              1,734,492
Cost of units redeemed                                                      (327,524)              (176,468)
Account charges                                                                  (32)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                          167,718              1,558,020
                                                                --------------------   --------------------
Net increase (decrease)                                                      623,148              1,637,754
Net assets, beginning                                                      1,640,226                  2,472
                                                                --------------------   --------------------
Net assets, ending                                              $          2,263,374   $          1,640,226
                                                                ====================   ====================

Units sold                                                                   409,527              1,744,856
Units redeemed                                                              (277,234)              (186,343)
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,293              1,558,513
Units outstanding, beginning                                               1,561,255                  2,742
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,693,548              1,561,255
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,232,165
Cost of units redeemed/account charges                                                             (504,028)
Net investment income (loss)                                                                         19,453
Net realized gain (loss)                                                                             33,960
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                481,824
                                                                                       --------------------
Net assets                                                                             $          2,263,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             1,694   $         2,263              1.25%             27.2%
12/31/2012                        1.05             1,561             1,640              1.25%             16.5%
12/31/2011                        0.90                 3                 2              1.25%             -9.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             27.5%
12/31/2012                        1.05                 0                 0              1.00%             16.8%
12/31/2011                        0.90                 0                 0              1.00%             -9.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.75%             27.8%
12/31/2012                        1.06                 0                 0              0.75%             17.1%
12/31/2011                        0.90                 0                 0              0.75%             -9.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             28.2%
12/31/2012                        1.06                 0                 0              0.50%             17.4%
12/31/2011                        0.90                 0                 0              0.50%             -9.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             28.5%
12/31/2012                        1.07                 0                 0              0.25%             17.7%
12/31/2011                        0.91                 0                 0              0.25%             -9.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             28.8%
12/31/2012                        1.07                 0                 0              0.00%             18.0%
12/31/2011                        0.91                 0                 0              0.00%             -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               3.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      DFA GLOBAL 60/40 R2 CLASS - 25434D666

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,183,152   $    10,536,920           784,784
                                                                         ===============   ===============
Receivables: investments sold                                   20,249
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,203,401
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,203,401        10,142,362   $          1.20
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $    12,203,401        10,142,362
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       162,340
Mortality & expense charges                                                                       (135,868)
                                                                                           ---------------
Net investment income (loss)                                                                        26,472
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            70,378
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,357,306
                                                                                           ---------------
Net gain (loss)                                                                                  1,427,684
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,454,156
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,472   $             79,368
Net realized gain (loss)                                                      70,378                 10,346
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,357,306                288,926
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,454,156                378,640
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,538,966             11,101,548
Cost of units redeemed                                                      (939,598)            (1,330,311)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          599,368              9,771,237
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,053,524             10,149,877
Net assets, beginning                                                     10,149,877                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         12,203,401   $         10,149,877
                                                                ====================   ====================

Units sold                                                                 1,345,410             11,224,308
Units redeemed                                                              (846,004)            (1,581,352)
                                                                --------------------   --------------------
Net increase (decrease)                                                      499,406              9,642,956
Units outstanding, beginning                                               9,642,956                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,142,362              9,642,956
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,640,514
Cost of units redeemed/account charges                                                           (2,269,909)
Net investment income (loss)                                                                        105,840
Net realized gain (loss)                                                                             80,724
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,646,232
                                                                                       --------------------
Net assets                                                                             $         12,203,401
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20            10,142   $        12,203              1.25%             14.3%
12/31/2012                        1.05             9,643            10,150              1.25%             11.3%
12/31/2011                        0.95                 0                 0              1.25%             -5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              1.00%             14.6%
12/31/2012                        1.06                 0                 0              1.00%             11.6%
12/31/2011                        0.95                 0                 0              1.00%             -5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.75%             14.9%
12/31/2012                        1.06                 0                 0              0.75%             11.8%
12/31/2011                        0.95                 0                 0              0.75%             -5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.50%             15.2%
12/31/2012                        1.06                 0                 0              0.50%             12.1%
12/31/2011                        0.95                 0                 0              0.50%             -5.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             15.5%
12/31/2012                        1.07                 0                 0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -4.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.00%             15.8%
12/31/2012                        1.07                 0                 0              0.00%             12.7%
12/31/2011                        0.95                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               3.4%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      DFA GLOBAL 25/75 R2 CLASS - 25434D641

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,976,800   $     1,865,278           155,234
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (662)
                                                       ---------------
Net assets                                             $     1,976,138
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,976,138         1,831,664   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $     1,976,138         1,831,664
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,934
Mortality & expense charges                                                                        (24,091)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,157)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,880
Realized gain distributions                                                                          4,624
Net change in unrealized appreciation (depreciation)                                                77,167
                                                                                           ---------------
Net gain (loss)                                                                                     86,671
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        81,514
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,157)  $              7,662
Net realized gain (loss)                                                       4,880                    121
Realized gain distributions                                                    4,624                     --
Net change in unrealized appreciation (depreciation)                          77,167                 34,355
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             81,514                 42,138
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      95,256              1,888,541
Cost of units redeemed                                                      (124,663)                (6,648)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          (29,407)             1,881,893
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,107              1,924,031
Net assets, beginning                                                      1,924,031                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,976,138   $          1,924,031
                                                                ====================   ====================

Units sold                                                                    91,309              1,865,338
Units redeemed                                                              (118,470)                (6,513)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (27,161)             1,858,825
Units outstanding, beginning                                               1,858,825                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,831,664              1,858,825
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,983,797
Cost of units redeemed/account charges                                                             (131,311)
Net investment income (loss)                                                                          2,505
Net realized gain (loss)                                                                              5,001
Realized gain distributions                                                                           4,624
Net change in unrealized appreciation (depreciation)                                                111,522
                                                                                       --------------------
Net assets                                                                             $          1,976,138
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08             1,832   $         1,976              1.25%              4.2%
12/31/2012                        1.04             1,859             1,924              1.25%              5.3%
12/31/2011                        0.98                 0                 0              1.25%             -1.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%              4.5%
12/31/2012                        1.04                 0                 0              1.00%              5.6%
12/31/2011                        0.98                 0                 0              1.00%             -1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%              4.8%
12/31/2012                        1.04                 0                 0              0.75%              5.9%
12/31/2011                        0.99                 0                 0              0.75%             -1.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%              5.0%
12/31/2012                        1.05                 0                 0              0.50%              6.1%
12/31/2011                        0.99                 0                 0              0.50%             -1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%              5.3%
12/31/2012                        1.05                 0                 0              0.25%              6.4%
12/31/2011                        0.99                 0                 0              0.25%             -1.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%              5.5%
12/31/2012                        1.05                 0                 0              0.00%              6.7%
12/31/2011                        0.99                 0                 0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   DFA US TARGETED VALUE R2 CLASS - 233203256

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,865,549   $     1,772,080            81,582
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,178)
                                                       ---------------
Net assets                                             $     1,854,371
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,854,371         1,229,072   $          1.51
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $     1,854,371         1,229,072
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,245
Mortality & expense charges                                                                         (8,033)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,788)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            58,562
Realized gain distributions                                                                         84,863
Net change in unrealized appreciation (depreciation)                                                89,548
                                                                                           ---------------
Net gain (loss)                                                                                    232,973
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       229,185
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,788)  $                554
Net realized gain (loss)                                                      58,562                  1,761
Realized gain distributions                                                   84,863                 16,033
Net change in unrealized appreciation (depreciation)                          89,548                  3,387
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            229,185                 21,735
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,623,017                268,991
Cost of units redeemed                                                    (1,291,277)               (23,947)
Account charges                                                               (1,009)                   (50)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,330,731                244,994
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,559,916                266,729
Net assets, beginning                                                        294,455                 27,726
                                                                --------------------   --------------------
Net assets, ending                                              $          1,854,371   $            294,455
                                                                ====================   ====================

Units sold                                                                 1,889,638                268,253
Units redeemed                                                              (935,566)               (23,640)
                                                                --------------------   --------------------
Net increase (decrease)                                                      954,072                244,613
Units outstanding, beginning                                                 275,000                 30,387
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,229,072                275,000
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,925,971
Cost of units redeemed/account charges                                                           (1,323,297)
Net investment income (loss)                                                                         (3,199)
Net realized gain (loss)                                                                             60,323
Realized gain distributions                                                                         101,104
Net change in unrealized appreciation (depreciation)                                                 93,469
                                                                                       --------------------
Net assets                                                                             $          1,854,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51             1,229   $         1,854              1.25%             40.9%
12/31/2012                        1.07               275               294              1.25%             17.3%
12/31/2011                        0.91                30                28              1.25%             -8.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              1.00%             41.3%
12/31/2012                        1.07                 0                 0              1.00%             17.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.75%             41.6%
12/31/2012                        1.08                 0                 0              0.75%             17.9%
12/31/2011                        0.91                 0                 0              0.75%             -8.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.50%             42.0%
12/31/2012                        1.08                 0                 0              0.50%             18.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.25%             42.3%
12/31/2012                        1.09                 0                 0              0.25%             18.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.00%             42.7%
12/31/2012                        1.09                 0                 0              0.00%             18.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               2.1%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       666,040   $       561,918            33,381
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,426)
                                                       ---------------
Net assets                                             $       662,614
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       662,614           579,713   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       662,614           579,713
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        16,421
Mortality & expense charges                                                                         (7,426)
                                                                                           ---------------
Net investment income (loss)                                                                         8,995
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,582
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                91,836
                                                                                           ---------------
Net gain (loss)                                                                                    105,418
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       114,413
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,995   $              8,523
Net realized gain (loss)                                                      13,582                  1,010
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          91,836                 12,229
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            114,413                 21,762
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     235,055                490,738
Cost of units redeemed                                                      (162,419)               (38,691)
Account charges                                                                  (12)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           72,624                452,046
                                                                --------------------   --------------------
Net increase (decrease)                                                      187,037                473,808
Net assets, beginning                                                        475,577                  1,769
                                                                --------------------   --------------------
Net assets, ending                                              $            662,614   $            475,577
                                                                ====================   ====================

Units sold                                                                   230,880                562,763
Units redeemed                                                              (155,872)               (60,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                       75,008                502,549
Units outstanding, beginning                                                 504,705                  2,156
                                                                --------------------   --------------------
Units outstanding, ending                                                    579,713                504,705
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            727,505
Cost of units redeemed/account charges                                                             (201,123)
Net investment income (loss)                                                                         17,518
Net realized gain (loss)                                                                             14,592
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                104,122
                                                                                       --------------------
Net assets                                                                             $            662,614
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14               580   $           663              1.25%             21.3%
12/31/2012                        0.94               505               476              1.25%             14.8%
12/31/2011                        0.82                 2                 2              1.25%            -17.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%             21.6%
12/31/2012                        0.95                 0                 0              1.00%             15.1%
12/31/2011                        0.82                 0                 0              1.00%            -17.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.75%             21.9%
12/31/2012                        0.95                 0                 0              0.75%             15.4%
12/31/2011                        0.82                 0                 0              0.75%            -17.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%             22.2%
12/31/2012                        0.95                 0                 0              0.50%             15.7%
12/31/2011                        0.82                 0                 0              0.50%            -17.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.25%             22.5%
12/31/2012                        0.96                 0                 0              0.25%             16.0%
12/31/2011                        0.82                 0                 0              0.25%            -17.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.00%             22.8%
12/31/2012                        0.96                 0                 0              0.00%             16.3%
12/31/2011                        0.83                 0                 0              0.00%            -17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.9%
                2012               5.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   DWS ALTERNATIVE ASSET ALLOCATION PLUS FUND S CLASS - 233376748 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.40
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.25%             -0.3%
12/31/2012                        1.41                 0                 0              1.25%              8.2%
12/31/2011                        1.30                 0                 0              1.25%             -4.3%
12/31/2010                        1.36                 0                 0              1.25%             11.1%
12/31/2009                        1.22                 0                 0              1.25%             22.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             -0.1%
12/31/2012                        1.42                 0                 0              1.00%              8.4%
12/31/2011                        1.31                 0                 0              1.00%             -4.1%
12/31/2010                        1.37                 0                 0              1.00%             11.3%
12/31/2009                        1.23                 0                 0              1.00%             22.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%              0.2%
12/31/2012                        1.43                 0                 0              0.75%              8.7%
12/31/2011                        1.32                 0                 0              0.75%             -3.8%
12/31/2010                        1.37                 0                 0              0.75%             11.6%
12/31/2009                        1.23                 0                 0              0.75%             22.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.50%              0.4%
12/31/2012                        1.45                 0                 0              0.50%              9.0%
12/31/2011                        1.33                 0                 0              0.50%             -3.6%
12/31/2010                        1.38                 0                 0              0.50%             11.9%
12/31/2009                        1.23                 0                 0              0.50%             23.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%              0.7%
12/31/2012                        1.46                 0                 0              0.25%              9.2%
12/31/2011                        1.34                 0                 0              0.25%             -3.3%
12/31/2010                        1.38                 0                 0              0.25%             12.2%
12/31/2009                        1.23                 0                 0              0.25%             23.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.00%              0.9%
12/31/2012                        1.47                 0                 0              0.00%              9.5%
12/31/2011                        1.35                 0                 0              0.00%             -3.1%
12/31/2010                        1.39                 0                 0              0.00%             12.4%
12/31/2009                        1.24                 0                 0              0.00%             23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   DWS MID CAP VALUE FUND S CLASS - 23338F713

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,623   $         3,279               219
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,624
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,624             1,594   $          2.27
Band 100                                                            --                --              2.30
Band 75                                                             --                --              2.33
Band 50                                                             --                --              2.35
Band 25                                                             --                --              2.38
Band 0                                                              --                --              2.41
                                                       ---------------   ---------------
 Total                                                 $         3,624             1,594
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            22
Mortality & expense charges                                                                            (12)
                                                                                           ---------------
Net investment income (loss)                                                                            10
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 3
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   332
                                                                                           ---------------
Net gain (loss)                                                                                        335
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           345
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 10   $                  1
Net realized gain (loss)                                                           3                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             332                     13
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                345                     14
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,131                     69
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            3,131                     69
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,476                     83
Net assets, beginning                                                            148                     65
                                                                --------------------   --------------------
Net assets, ending                                              $              3,624   $                148
                                                                ====================   ====================

Units sold                                                                     1,505                     44
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,505                     44
Units outstanding, beginning                                                      89                     45
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,594                     89
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              3,266
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             11
Net realized gain (loss)                                                                                  3
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    344
                                                                                       --------------------
Net assets                                                                             $              3,624
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.27                 2   $             4              1.25%             37.3%
12/31/2012                        1.66                 0                 0              1.25%             15.9%
12/31/2011                        1.43                 0                 0              1.25%             -7.1%
12/31/2010                        1.54                 0                 0              1.25%             18.3%
12/31/2009                        1.30                 0                 0              1.25%             30.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              1.00%             37.6%
12/31/2012                        1.67                 0                 0              1.00%             16.2%
12/31/2011                        1.44                 0                 0              1.00%             -6.8%
12/31/2010                        1.54                 0                 0              1.00%             18.6%
12/31/2009                        1.30                 0                 0              1.00%             30.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.33                 0   $             0              0.75%             37.9%
12/31/2012                        1.69                 0                 0              0.75%             16.5%
12/31/2011                        1.45                 0                 0              0.75%             -6.6%
12/31/2010                        1.55                 0                 0              0.75%             18.9%
12/31/2009                        1.30                 0                 0              0.75%             30.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35                 0   $             0              0.50%             38.3%
12/31/2012                        1.70                 0                 0              0.50%             16.8%
12/31/2011                        1.46                 0                 0              0.50%             -6.4%
12/31/2010                        1.56                 0                 0              0.50%             19.2%
12/31/2009                        1.31                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                 0   $             0              0.25%             38.6%
12/31/2012                        1.72                 0                 0              0.25%             17.0%
12/31/2011                        1.47                 0                 0              0.25%             -6.1%
12/31/2010                        1.56                 0                 0              0.25%             19.5%
12/31/2009                        1.31                 0                 0              0.25%             30.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41                 0   $             0              0.00%             39.0%
12/31/2012                        1.73                 0                 0              0.00%             17.3%
12/31/2011                        1.48                 0                 0              0.00%             -5.9%
12/31/2010                        1.57                 0                 0              0.00%             19.8%
12/31/2009                        1.31                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DWS LARGE CAP VALUE S CLASS - 23338F606 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.25%             29.5%
12/31/2012                        1.21                 0                 0              1.25%              8.5%
12/31/2011                        1.12                 0                 0              1.25%             -1.3%
12/31/2010                        1.13                 0                 0              1.25%             13.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              1.00%             29.8%
12/31/2012                        1.22                 0                 0              1.00%              8.8%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%
12/31/2010                        1.13                 0                 0              1.00%             13.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             30.1%
12/31/2012                        1.23                 0                 0              0.75%              9.1%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%
12/31/2010                        1.14                 0                 0              0.75%             13.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             30.4%
12/31/2012                        1.24                 0                 0              0.50%              9.4%
12/31/2011                        1.13                 0                 0              0.50%             -0.6%
12/31/2010                        1.14                 0                 0              0.50%             13.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             30.8%
12/31/2012                        1.24                 0                 0              0.25%              9.6%
12/31/2011                        1.14                 0                 0              0.25%             -0.3%
12/31/2010                        1.14                 0                 0              0.25%             13.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.00%             31.1%
12/31/2012                        1.25                 0                 0              0.00%              9.9%
12/31/2011                        1.14                 0                 0              0.00%             -0.1%
12/31/2010                        1.14                 0                 0              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              DWS RREEF REAL ESTATE SECURITIES S CLASS - 23337G217

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,613,240   $     1,848,760            89,017
                                                                         ===============   ===============
Receivables: investments sold                                  135,069
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,748,309
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,748,309         1,535,405   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $     1,748,309         1,535,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        44,329
Mortality & expense charges                                                                        (19,571)
                                                                                           ---------------
Net investment income (loss)                                                                        24,758
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,114
Realized gain distributions                                                                         91,644
Net change in unrealized appreciation (depreciation)                                              (263,812)
                                                                                           ---------------
Net gain (loss)                                                                                   (127,054)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (102,296)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,758   $              2,987
Net realized gain (loss)                                                      45,114                 10,670
Realized gain distributions                                                   91,644                 20,915
Net change in unrealized appreciation (depreciation)                        (263,812)                22,780
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (102,296)                57,352
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,230,822                409,509
Cost of units redeemed                                                    (1,065,556)               (86,366)
Account charges                                                               (2,956)                  (987)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,162,310                322,156
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,060,014                379,508
Net assets, beginning                                                        688,295                308,787
                                                                --------------------   --------------------
Net assets, ending                                              $          1,748,309   $            688,295
                                                                ====================   ====================

Units sold                                                                 1,975,829                363,248
Units redeemed                                                            (1,035,813)               (77,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                      940,016                285,841
Units outstanding, beginning                                                 595,389                309,548
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,535,405                595,389
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,163,771
Cost of units redeemed/account charges                                                           (1,376,739)
Net investment income (loss)                                                                         28,474
Net realized gain (loss)                                                                             55,764
Realized gain distributions                                                                         112,559
Net change in unrealized appreciation (depreciation)                                               (235,520)
                                                                                       --------------------
Net assets                                                                             $          1,748,309
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14             1,535   $         1,748              1.25%             -1.5%
12/31/2012                        1.16               595               688              1.25%             15.9%
12/31/2011                        1.00               310               309              1.25%             -0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%             -1.3%
12/31/2012                        1.16                 0                 0              1.00%             16.2%
12/31/2011                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             -1.0%
12/31/2012                        1.16                 0                 0              0.75%             16.5%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%             -0.8%
12/31/2012                        1.17                 0                 0              0.50%             16.8%
12/31/2011                        1.00                 0                 0              0.50%              0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.25%             -0.5%
12/31/2012                        1.17                 0                 0              0.25%             17.1%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.00%             -0.3%
12/31/2012                        1.18                 0                 0              0.00%             17.3%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.6%
      2012          1.9%
      2011          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             DWS STRATEGIC GOVERNMENT SECURITIES A CLASS - 23338C108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,564   $        16,989             1,925
                                                                         ===============   ===============
Receivables: investments sold                                       10
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        15,574
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,574            15,909   $          0.98
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $        15,574            15,909
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           622
Mortality & expense charges                                                                           (204)
                                                                                           ---------------
Net investment income (loss)                                                                           418
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (134)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,232)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,366)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (948)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                418   $                538
Net realized gain (loss)                                                        (134)                  (109)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,232)                  (221)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (948)                   208
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,465                 39,860
Cost of units redeemed                                                        (4,102)               (35,253)
Account charges                                                                 (135)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                             (772)                 4,527
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,720)                 4,735
Net assets, beginning                                                         17,294                 12,559
                                                                --------------------   --------------------
Net assets, ending                                              $             15,574   $             17,294
                                                                ====================   ====================

Units sold                                                                     3,656                 94,410
Units redeemed                                                                (4,430)               (89,974)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (774)                 4,436
Units outstanding, beginning                                                  16,683                 12,247
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,909                 16,683
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             55,859
Cost of units redeemed/account charges                                                              (39,570)
Net investment income (loss)                                                                            953
Net realized gain (loss)                                                                               (243)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,425)
                                                                                       --------------------
Net assets                                                                             $             15,574
                                                                                       ====================

'----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                16   $            16              1.25%             -5.6%
12/31/2012                        1.04                17                17              1.25%              1.1%
12/31/2011                        1.03                12                13              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              1.00%             -5.3%
12/31/2012                        1.04                 0                 0              1.00%              1.3%
12/31/2011                        1.03                 0                 0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.75%             -5.1%
12/31/2012                        1.04                 0                 0              0.75%              1.6%
12/31/2011                        1.03                 0                 0              0.75%              2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%             -4.9%
12/31/2012                        1.05                 0                 0              0.50%              1.9%
12/31/2011                        1.03                 0                 0              0.50%              2.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.25%             -4.6%
12/31/2012                        1.05                 0                 0              0.25%              2.1%
12/31/2011                        1.03                 0                 0              0.25%              3.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%             -4.4%
12/31/2012                        1.06                 0                 0              0.00%              2.4%
12/31/2011                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.8%
      2012          4.9%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  DWS SMALL CAP VALUE FUND S CLASS - 23338F762

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        56,896   $        64,568             1,970
                                                                         ===============   ===============
Receivables: investments sold                                       55
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        56,951
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        56,951            27,250   $          2.09
Band 100                                                            --                --              2.11
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.16
Band 25                                                             --                --              2.19
Band 0                                                              --                --              2.22
                                                       ---------------   ---------------
 Total                                                 $        56,951            27,250
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           628
Mortality & expense charges                                                                           (719)
                                                                                           ---------------
Net investment income (loss)                                                                           (91)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,469
Realized gain distributions                                                                         22,615
Net change in unrealized appreciation (depreciation)                                               (11,621)
                                                                                           ---------------
Net gain (loss)                                                                                     16,463
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,372
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (91)  $                (40)
Net realized gain (loss)                                                       5,469                    773
Realized gain distributions                                                   22,615                    959
Net change in unrealized appreciation (depreciation)                         (11,621)                 5,481
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,372                  7,173
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,591                 12,028
Cost of units redeemed                                                       (25,950)               (14,752)
Account charges                                                                   --                     (3)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,359)                (2,727)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,013                  4,446
Net assets, beginning                                                         54,938                 50,492
                                                                --------------------   --------------------
Net assets, ending                                              $             56,951   $             54,938
                                                                ====================   ====================

Units sold                                                                     6,455                  8,115
Units redeemed                                                               (14,249)                (9,974)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,794)                (1,859)
Units outstanding, beginning                                                  35,044                 36,903
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,250                 35,044
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             92,535
Cost of units redeemed/account charges                                                              (62,115)
Net investment income (loss)                                                                           (140)
Net realized gain (loss)                                                                             10,323
Realized gain distributions                                                                          24,020
Net change in unrealized appreciation (depreciation)                                                 (7,672)
                                                                                       --------------------
Net assets                                                                             $             56,951
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                27   $            57              1.25%             33.3%
12/31/2012                        1.57                35                55              1.25%             14.6%
12/31/2011                        1.37                37                50              1.25%            -11.3%
12/31/2010                        1.54                41                63              1.25%             18.0%
12/31/2009                        1.31                14                18              1.25%             30.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              1.00%             33.6%
12/31/2012                        1.58                 0                 0              1.00%             14.9%
12/31/2011                        1.38                 0                 0              1.00%            -11.1%
12/31/2010                        1.55                 0                 0              1.00%             18.3%
12/31/2009                        1.31                 0                 0              1.00%             30.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.75%             34.0%
12/31/2012                        1.60                 0                 0              0.75%             15.2%
12/31/2011                        1.39                 0                 0              0.75%            -10.9%
12/31/2010                        1.56                 0                 0              0.75%             18.6%
12/31/2009                        1.31                 0                 0              0.75%             31.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              0.50%             34.3%
12/31/2012                        1.61                 0                 0              0.50%             15.4%
12/31/2011                        1.40                 0                 0              0.50%            -10.6%
12/31/2010                        1.56                 0                 0              0.50%             18.9%
12/31/2009                        1.31                 0                 0              0.50%             31.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.25%             34.7%
12/31/2012                        1.63                 0                 0              0.25%             15.7%
12/31/2011                        1.41                 0                 0              0.25%            -10.4%
12/31/2010                        1.57                 0                 0              0.25%             19.2%
12/31/2009                        1.32                 0                 0              0.25%             31.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              0.00%             35.0%
12/31/2012                        1.64                 0                 0              0.00%             16.0%
12/31/2011                        1.41                 0                 0              0.00%            -10.2%
12/31/2010                        1.58                 0                 0              0.00%             19.5%
12/31/2009                        1.32                 0                 0              0.00%             31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.1%
      2012          1.3%
      2011          1.4%
      2010          1.0%
      2009          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     DWS LARGE CAP VALUE A CLASS - 23338F101

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       101,692   $        87,953             4,558
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (537)
                                                       ---------------
Net assets                                             $       101,155
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       101,155            65,201   $          1.55
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $       101,155            65,201
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,259
Mortality & expense charges                                                                         (2,196)
                                                                                           ---------------
Net investment income (loss)                                                                         1,063
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,554
Realized gain distributions                                                                          5,431
Net change in unrealized appreciation (depreciation)                                                (6,287)
                                                                                           ---------------
Net gain (loss)                                                                                     49,698
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        50,761
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,063   $              1,589
Net realized gain (loss)                                                      50,554                  1,968
Realized gain distributions                                                    5,431                     --
Net change in unrealized appreciation (depreciation)                          (6,287)                15,737
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             50,761                 19,294
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,749                 69,566
Cost of units redeemed                                                      (260,759)               (28,579)
Account charges                                                                 (184)                  (231)
                                                                --------------------   --------------------
Increase (decrease)                                                         (226,194)                40,756
                                                                --------------------   --------------------
Net increase (decrease)                                                     (175,433)                60,050
Net assets, beginning                                                        276,588                216,538
                                                                --------------------   --------------------
Net assets, ending                                              $            101,155   $            276,588
                                                                ====================   ====================

Units sold                                                                    27,070                 60,985
Units redeemed                                                              (191,944)               (25,755)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (164,874)                35,230
Units outstanding, beginning                                                 230,075                194,845
                                                                --------------------   --------------------
Units outstanding, ending                                                     65,201                230,075
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            534,629
Cost of units redeemed/account charges                                                             (511,760)
Net investment income (loss)                                                                          3,971
Net realized gain (loss)                                                                             55,145
Realized gain distributions                                                                           5,431
Net change in unrealized appreciation (depreciation)                                                 13,739
                                                                                       --------------------
Net assets                                                                             $            101,155
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                65   $           101              1.25%             29.1%
12/31/2012                        1.20               230               277              1.25%              8.2%
12/31/2011                        1.11               195               217              1.25%             -1.6%
12/31/2010                        1.13                67                76              1.25%             12.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%             29.4%
12/31/2012                        1.21                 0                 0              1.00%              8.4%
12/31/2011                        1.12                 0                 0              1.00%             -1.4%
12/31/2010                        1.13                 0                 0              1.00%             13.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.75%             29.7%
12/31/2012                        1.22                 0                 0              0.75%              8.7%
12/31/2011                        1.12                 0                 0              0.75%             -1.1%
12/31/2010                        1.13                 0                 0              0.75%             13.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.50%             30.0%
12/31/2012                        1.23                 0                 0              0.50%              9.0%
12/31/2011                        1.12                 0                 0              0.50%             -0.9%
12/31/2010                        1.13                 0                 0              0.50%             13.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.25%             30.3%
12/31/2012                        1.23                 0                 0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%             -0.6%
12/31/2010                        1.14                 0                 0              0.25%             13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.00%             30.7%
12/31/2012                        1.24                 0                 0              0.00%              9.5%
12/31/2011                        1.13                 0                 0              0.00%             -0.4%
12/31/2010                        1.14                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.7%
      2012          1.9%
      2011          1.9%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  DWS SMALL CAP VALUE FUND A CLASS - 23338F820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       232,160   $       271,161             8,151
                                                                         ===============   ===============
Receivables: investments sold                                      634
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       232,794
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       225,781           108,895   $          2.07
Band 100                                                            --                --              2.10
Band 75                                                             --                --              2.12
Band 50                                                             --                --              2.15
Band 25                                                             --                --              2.17
Band 0                                                           7,013             3,191              2.20
                                                       ---------------   ---------------
 Total                                                 $       232,794           112,086
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,174
Mortality & expense charges                                                                         (2,337)
                                                                                           ---------------
Net investment income (loss)                                                                          (163)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,385
Realized gain distributions                                                                         93,445
Net change in unrealized appreciation (depreciation)                                               (45,311)
                                                                                           ---------------
Net gain (loss)                                                                                     76,519
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        76,356
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (163)  $               (156)
Net realized gain (loss)                                                      28,385                  3,254
Realized gain distributions                                                   93,445                  5,466
Net change in unrealized appreciation (depreciation)                         (45,311)                34,738
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             76,356                 43,302
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,991                121,492
Cost of units redeemed                                                      (122,064)              (262,172)
Account charges                                                                 (111)                  (874)
                                                                --------------------   --------------------
Increase (decrease)                                                          (60,184)              (141,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,172                (98,252)
Net assets, beginning                                                        216,622                314,874
                                                                --------------------   --------------------
Net assets, ending                                              $            232,794   $            216,622
                                                                ====================   ====================

Units sold                                                                    34,373                 76,019
Units redeemed                                                               (59,222)              (168,767)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,849)               (92,748)
Units outstanding, beginning                                                 136,935                229,683
                                                                --------------------   --------------------
Units outstanding, ending                                                    112,086                136,935
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            651,013
Cost of units redeemed/account charges                                                             (528,778)
Net investment income (loss)                                                                           (636)
Net realized gain (loss)                                                                             48,467
Realized gain distributions                                                                         101,729
Net change in unrealized appreciation (depreciation)                                                (39,001)
                                                                                       --------------------
Net assets                                                                             $            232,794
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07               109   $           226              1.25%             33.1%
12/31/2012                        1.56                91               142              1.25%             14.4%
12/31/2011                        1.36               185               252              1.25%            -11.4%
12/31/2010                        1.54               108               166              1.25%             17.8%
12/31/2009                        1.31                63                82              1.25%             30.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10                 0   $             0              1.00%             33.5%
12/31/2012                        1.57                 0                 0              1.00%             14.6%
12/31/2011                        1.37                 0                 0              1.00%            -11.2%
12/31/2010                        1.54                 0                 0              1.00%             18.1%
12/31/2009                        1.31                 0                 0              1.00%             30.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12                 0   $             0              0.75%             33.8%
12/31/2012                        1.59                 0                 0              0.75%             14.9%
12/31/2011                        1.38                 0                 0              0.75%            -11.0%
12/31/2010                        1.55                 0                 0              0.75%             18.4%
12/31/2009                        1.31                 0                 0              0.75%             31.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.15                 0   $             0              0.50%             34.1%
12/31/2012                        1.60                 0                 0              0.50%             15.2%
12/31/2011                        1.39                 0                 0              0.50%            -10.8%
12/31/2010                        1.56                 0                 0              0.50%             18.7%
12/31/2009                        1.31                 0                 0              0.50%             31.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.25%             34.5%
12/31/2012                        1.62                 0                 0              0.25%             15.5%
12/31/2011                        1.40                 0                 0              0.25%            -10.5%
12/31/2010                        1.56                 0                 0              0.25%             19.0%
12/31/2009                        1.31                 0                 0              0.25%             31.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.20                 3   $             7              0.00%             34.8%
12/31/2012                        1.63                46                75              0.00%             15.8%
12/31/2011                        1.41                44                62              0.00%            -10.3%
12/31/2010                        1.57                 6                10              0.00%             19.3%
12/31/2009                        1.32                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.2%
                2011               1.4%
                2010               0.6%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             DWS STRATEGIC GOVERNMENT SECURITIES S CLASS - 23338C405

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       353,308   $       360,147            43,687
                                                                         ===============   ===============
Receivables: investments sold                                      124
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       353,432
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       353,432           359,757   $          0.98
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       353,432           359,757
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,545
Mortality & expense charges                                                                         (3,980)
                                                                                           ---------------
Net investment income (loss)                                                                         8,565
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,188)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,957)
                                                                                           ---------------
Net gain (loss)                                                                                    (19,145)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,580)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,565   $              5,138
Net realized gain (loss)                                                     (15,188)                  (134)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,957)                (3,319)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,580)                 1,685
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     706,657                 32,759
Cost of units redeemed                                                      (491,208)               (19,394)
Account charges                                                               (1,197)                  (456)
                                                                --------------------   --------------------
Increase (decrease)                                                          214,252                 12,909
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,672                 14,594
Net assets, beginning                                                        149,760                135,166
                                                                --------------------   --------------------
Net assets, ending                                              $            353,432   $            149,760
                                                                ====================   ====================

Units sold                                                                   828,109                 31,580
Units redeemed                                                              (612,526)               (19,117)
                                                                --------------------   --------------------
Net increase (decrease)                                                      215,583                 12,463
Units outstanding, beginning                                                 144,174                131,711
                                                                --------------------   --------------------
Units outstanding, ending                                                    359,757                144,174
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            994,924
Cost of units redeemed/account charges                                                             (633,767)
Net investment income (loss)                                                                         14,435
Net realized gain (loss)                                                                            (15,321)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (6,839)
                                                                                       --------------------
Net assets                                                                             $            353,432
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98               360   $           353              1.25%             -5.4%
12/31/2012                        1.04               144               150              1.25%              1.2%
12/31/2011                        1.03               132               135              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          0.99                 0   $             0              1.00%             -5.2%
12/31/2012                        1.04                 0                 0              1.00%              1.5%
12/31/2011                        1.03                 0                 0              1.00%              2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.75%             -4.9%
12/31/2012                        1.05                 0                 0              0.75%              1.7%
12/31/2011                        1.03                 0                 0              0.75%              2.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%             -4.7%
12/31/2012                        1.05                 0                 0              0.50%              2.0%
12/31/2011                        1.03                 0                 0              0.50%              3.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%             -4.5%
12/31/2012                        1.05                 0                 0              0.25%              2.2%
12/31/2011                        1.03                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%             -4.2%
12/31/2012                        1.06                 0                 0              0.00%              2.5%
12/31/2011                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.0%
                2012               4.9%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   DWS MID CAP VALUE FUND A CLASS - 23338F747

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        56,837   $        46,162             3,444
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                      ----------------
Net assets                                             $        56,834
                                                      ================

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        52,415            23,354   $          2.24
Band 100                                                         4,419             1,946              2.27
Band 75                                                             --                --              2.30
Band 50                                                             --                --              2.32
Band 25                                                             --                --              2.35
Band 0                                                              --                --              2.38
                                                       ---------------   ---------------
 Total                                                 $        56,834            25,300
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           243
Mortality & expense charges                                                                           (579)
                                                                                           ---------------
Net investment income (loss)                                                                          (336)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,294
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,331
                                                                                           ---------------
Net gain (loss)                                                                                     12,625
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,289
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (336)  $                  7
Net realized gain (loss)                                                       2,294                    863
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,331)                   390
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,289                  1,260
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      98,830                 40,943
Cost of units redeemed                                                       (90,737)                (9,604)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            8,093                 31,339
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,382                 32,599
Net assets, beginning                                                         36,452                  3,853
                                                                --------------------   --------------------
Net assets, ending                                              $             56,834   $             36,452
                                                                ====================   ====================

Units sold                                                                    66,008                 25,442
Units redeemed                                                               (62,934)                (5,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,074                 19,511
Units outstanding, beginning                                                  22,226                  2,715
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,300                 22,226
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            184,585
Cost of units redeemed/account charges                                                             (139,345)
Net investment income (loss)                                                                           (234)
Net realized gain (loss)                                                                              1,153
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 10,675
                                                                                       --------------------
Net assets                                                                             $             56,834
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24                23   $            52              1.25%             36.8%
12/31/2012                        1.64                22                36              1.25%             15.6%
12/31/2011                        1.42                 3                 4              1.25%             -7.2%
12/31/2010                        1.53                 3                 4              1.25%             18.1%
12/31/2009                        1.30                 0                 0              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.27                 2   $             4              1.00%             37.2%
12/31/2012                        1.66                 0                 0              1.00%             15.9%
12/31/2011                        1.43                 0                 0              1.00%             -7.0%
12/31/2010                        1.54                 0                 0              1.00%             18.4%
12/31/2009                        1.30                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              0.75%             37.5%
12/31/2012                        1.67                 0                 0              0.75%             16.1%
12/31/2011                        1.44                 0                 0              0.75%             -6.8%
12/31/2010                        1.54                 0                 0              0.75%             18.7%
12/31/2009                        1.30                 0                 0              0.75%             30.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.50%             37.9%
12/31/2012                        1.69                 0                 0              0.50%             16.4%
12/31/2011                        1.45                 0                 0              0.50%             -6.5%
12/31/2010                        1.55                 0                 0              0.50%             19.0%
12/31/2009                        1.30                 0                 0              0.50%             30.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35                 0   $             0              0.25%             38.2%
12/31/2012                        1.70                 0                 0              0.25%             16.7%
12/31/2011                        1.46                 0                 0              0.25%             -6.3%
12/31/2010                        1.56                 0                 0              0.25%             19.3%
12/31/2009                        1.30                 0                 0              0.25%             30.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                 0   $             0              0.00%             38.6%
12/31/2012                        1.72                 0                 0              0.00%             17.0%
12/31/2011                        1.47                 0                 0              0.00%             -6.1%
12/31/2010                        1.56                 0                 0              0.00%             19.6%
12/31/2009                        1.31                 0                 0              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.9%
                2011               6.8%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              DWS RREEF REAL ESTATE SECURITIES A CLASS - 23337G167

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       753,810   $       818,314            37,447
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (21,714)
                                                       ---------------
Net assets                                             $       732,096
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       619,685           547,199   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                         112,411            96,180              1.17
                                                       ---------------   ---------------
 Total                                                 $       732,096           643,379
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        20,252
Mortality & expense charges                                                                         (7,675)
                                                                                           ---------------
Net investment income (loss)                                                                        12,577
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,198
Realized gain distributions                                                                         38,946
Net change in unrealized appreciation (depreciation)                                               (85,019)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,875)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,298)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,577   $              6,382
Net realized gain (loss)                                                      21,198                 21,635
Realized gain distributions                                                   38,946                 25,203
Net change in unrealized appreciation (depreciation)                         (85,019)                11,425

Increase (decrease) in net assets from operations               --------------------   --------------------
                                                                             (12,298)                64,645
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     390,645              1,170,947
Cost of units redeemed                                                      (452,687)              (639,474)
Account charges                                                                 (408)                  (352)
                                                                --------------------   --------------------
Increase (decrease)                                                          (62,450)               531,121
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,748)               595,766
Net assets, beginning                                                        806,844                211,078
                                                                --------------------   --------------------
Net assets, ending                                              $            732,096   $            806,844
                                                                ====================   ====================

Units sold                                                                   344,041              1,065,305
Units redeemed                                                              (396,572)              (579,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,531)               485,410
Units outstanding, beginning                                                 695,910                210,500
                                                                --------------------   --------------------
Units outstanding, ending                                                    643,379                695,910
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,763,853
Cost of units redeemed/account charges                                                           (1,094,022)
Net investment income (loss)                                                                         19,767
Net realized gain (loss)                                                                             42,853
Realized gain distributions                                                                          64,149
Net change in unrealized appreciation (depreciation)                                                (64,504)
                                                                                       --------------------
Net assets                                                                             $            732,096
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13               547   $           620              1.25%             -1.7%
12/31/2012                        1.15               458               527              1.25%             15.6%
12/31/2011                        1.00                10                10              1.25%             -0.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%             -1.4%
12/31/2012                        1.16                 0                 0              1.00%             15.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             -1.2%
12/31/2012                        1.16                 0                 0              0.75%             16.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.50%             -0.9%
12/31/2012                        1.17                 0                 0              0.50%             16.5%
12/31/2011                        1.00                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%             -0.7%
12/31/2012                        1.17                 0                 0              0.25%             16.7%
12/31/2011                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                96   $           112              0.00%             -0.4%
12/31/2012                        1.17               238               280              0.00%             17.0%
12/31/2011                        1.00               201               202              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               1.8%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         DWS ALTERNATIVE ASSET ALLOCATION PLUS FUND A CLASS - 233376763

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       194,244   $       193,879            21,083
                                                                         ===============   ===============
Receivables: investments sold                                    2,462
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       196,706
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       129,175            92,885   $          1.39
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.46
Band 0                                                          67,531            45,808              1.47
                                                       ---------------   ---------------
 Total                                                 $       196,706           138,693
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,535
Mortality & expense charges                                                                         (1,252)
                                                                                           ---------------
Net investment income (loss)                                                                         1,283
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               156
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,893)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,737)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (454)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,283   $              2,060
Net realized gain (loss)                                                         156                    (58)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,893)                 3,497
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (454)                 5,499
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      84,937                 99,895
Cost of units redeemed                                                       (10,533)                (3,240)
Account charges                                                                 (150)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                           74,254                 96,644
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,800                102,143
Net assets, beginning                                                        122,906                 20,763
                                                                --------------------   --------------------
Net assets, ending                                              $            196,706   $            122,906
                                                                ====================   ====================

Units sold                                                                    60,276                 72,734
Units redeemed                                                                (7,645)                (2,346)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,631                 70,388
Units outstanding, beginning                                                  86,062                 15,674
                                                                --------------------   --------------------
Units outstanding, ending                                                    138,693                 86,062
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            229,084
Cost of units redeemed/account charges                                                              (38,255)
Net investment income (loss)                                                                          4,248
Net realized gain (loss)                                                                              1,264
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    365
                                                                                       --------------------
Net assets                                                                             $            196,706
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                93   $           129              1.25%             -0.4%
12/31/2012                        1.40                45                63              1.25%              8.0%
12/31/2011                        1.29                 5                 6              1.25%             -4.7%
12/31/2010                        1.36                 2                 3              1.25%             10.8%
12/31/2009                        1.22                 0                 0              1.25%             22.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             -0.2%
12/31/2012                        1.41                 0                 0              1.00%              8.2%
12/31/2011                        1.30                 0                 0              1.00%             -4.4%
12/31/2010                        1.36                 0                 0              1.00%             11.1%
12/31/2009                        1.23                 0                 0              1.00%             22.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%              0.1%
12/31/2012                        1.42                 0                 0              0.75%              8.5%
12/31/2011                        1.31                 0                 0              0.75%             -4.2%
12/31/2010                        1.37                 0                 0              0.75%             11.4%
12/31/2009                        1.23                 0                 0              0.75%             22.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%              0.3%
12/31/2012                        1.44                 0                 0              0.50%              8.8%
12/31/2011                        1.32                 0                 0              0.50%             -3.9%
12/31/2010                        1.37                 0                 0              0.50%             11.6%
12/31/2009                        1.23                 0                 0              0.50%             23.1%
                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.25%              0.6%
12/31/2012                        1.45                 0                 0              0.25%              9.1%
12/31/2011                        1.33                 0                 0              0.25%             -3.7%
12/31/2010                        1.38                 0                 0              0.25%             11.9%
12/31/2009                        1.23                 0                 0              0.25%             23.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.47                46   $            68              0.00%              0.8%
12/31/2012                        1.46                41                60              0.00%              9.3%
12/31/2011                        1.34                11                15              0.00%             -3.5%
12/31/2010                        1.39                21                29              0.00%             12.2%
12/31/2009                        1.23                 0                 0              0.00%             23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               3.5%
                2011               3.1%
                2010               1.0%
                2009               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND A CLASS - 315792747

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,043,823   $       986,886            70,544
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (31,507)
                                                       ---------------
Net assets                                             $     1,012,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,012,316           910,802   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $     1,012,316           910,802
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,335
Mortality & expense charges                                                                        (18,489)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,154)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           577,098
Realized gain distributions                                                                        177,561
Net change in unrealized appreciation (depreciation)                                              (168,251)
                                                                                           ---------------
Net gain (loss)                                                                                    586,408
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       582,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,154)  $             39,317
Net realized gain (loss)                                                     577,098                138,952
Realized gain distributions                                                  177,561                 12,788
Net change in unrealized appreciation (depreciation)                        (168,251)               161,883
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            582,254                352,940
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     892,463              6,434,230
Cost of units redeemed                                                    (4,949,018)            (4,226,682)
Account charges                                                                 (723)                (1,148)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,057,278)             2,206,400
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,475,024)             2,559,340
Net assets, beginning                                                      4,487,340              1,928,000
                                                                --------------------   --------------------
Net assets, ending                                              $          1,012,316   $          4,487,340
                                                                ====================   ====================

Units sold                                                                   888,694              7,671,956
Units redeemed                                                            (4,604,274)            (5,366,846)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,715,580)             2,305,110
Units outstanding, beginning                                               4,626,382              2,321,272
                                                                --------------------   --------------------
Units outstanding, ending                                                    910,802              4,626,382
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,905,986
Cost of units redeemed/account charges                                                           (9,928,297)
Net investment income (loss)                                                                         56,084
Net realized gain (loss)                                                                            642,068
Realized gain distributions                                                                         279,538
Net change in unrealized appreciation (depreciation)                                                 56,937
                                                                                       --------------------
Net assets                                                                             $          1,012,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               911   $         1,012              1.25%             18.8%
12/31/2012                        0.94             2,297             2,150              1.25%             12.7%
12/31/2011                        0.83             2,321             1,928              1.25%             -5.9%
12/31/2010                        0.88             1,864             1,645              1.25%             14.4%
12/31/2009                        0.77             1,604             1,237              1.25%             31.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             19.1%
12/31/2012                        0.95                 0                 0              1.00%             12.9%
12/31/2011                        0.84                 0                 0              1.00%             -5.6%
12/31/2010                        0.89                 0                 0              1.00%             14.7%
12/31/2009                        0.78                 0                 0              1.00%             31.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             19.4%
12/31/2012                        0.96                 0                 0              0.75%             13.2%
12/31/2011                        0.85                 0                 0              0.75%             -5.4%
12/31/2010                        0.90                 0                 0              0.75%             15.0%
12/31/2009                        0.78                 0                 0              0.75%             32.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.50%             19.7%
12/31/2012                        0.98                 0                 0              0.50%             13.5%
12/31/2011                        0.86                 0                 0              0.50%             -5.2%
12/31/2010                        0.91                 0                 0              0.50%             15.3%
12/31/2009                        0.79                 0                 0              0.50%             32.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%             20.0%
12/31/2012                        0.99                 0                 0              0.25%             13.8%
12/31/2011                        0.87                 0                 0              0.25%             -4.9%
12/31/2010                        0.91                 0                 0              0.25%             15.6%
12/31/2009                        0.79                 0                 0              0.25%             32.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             20.3%
12/31/2012                        1.00             2,329             2,338              0.00%             14.1%
12/31/2011                        0.88                 0                 0              0.00%             -4.7%
12/31/2010                        0.92                 0                 0              0.00%             15.9%
12/31/2009                        0.80                 0                 0              0.00%             33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               2.0%
                2011               1.4%
                2010               1.3%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND T CLASS - 315792713

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,230,123   $     9,816,968           855,140
                                                                         ===============   ===============
Receivables: investments sold                                   15,491
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,245,614
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,511,668         6,097,507   $          1.40
Band 100                                                       262,525           183,955              1.43
Band 75                                                             --                --              1.46
Band 50                                                         15,314            10,267              1.49
Band 25                                                             --                --              1.52
Band 0                                                       3,456,107         2,216,911              1.56
                                                       ---------------   ---------------
 Total                                                 $    12,245,614         8,508,640
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       104,614
Mortality & expense charges                                                                       (115,203)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,589)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,684,339
Realized gain distributions                                                                        835,350
Net change in unrealized appreciation (depreciation)                                              (144,354)
                                                                                           ---------------
Net gain (loss)                                                                                  2,375,335
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,364,746
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,589)  $             53,308
Net realized gain (loss)                                                   1,684,339                806,138
Realized gain distributions                                                  835,350                 41,341
Net change in unrealized appreciation (depreciation)                        (144,354)               920,952
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,364,746              1,821,739
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,709,563              1,352,883
Cost of units redeemed                                                    (7,380,467)            (2,955,135)
Account charges                                                              (14,906)               (19,083)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,685,810)            (1,621,335)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,321,064)               200,404
Net assets, beginning                                                     14,566,678             14,366,274
                                                                --------------------   --------------------
Net assets, ending                                              $         12,245,614   $         14,566,678
                                                                ====================   ====================

Units sold                                                                 2,571,153              3,063,813
Units redeemed                                                            (6,030,999)            (4,415,378)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,459,846)            (1,351,565)
Units outstanding, beginning                                              11,968,486             13,320,051
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,508,640             11,968,486
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,725,940
Cost of units redeemed/account charges                                                          (17,848,050)
Net investment income (loss)                                                                        232,495
Net realized gain (loss)                                                                          1,103,397
Realized gain distributions                                                                       1,618,677
Net change in unrealized appreciation (depreciation)                                              2,413,155
                                                                                       --------------------
Net assets                                                                             $         12,245,614
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             6,098   $         8,512              1.25%             18.5%
12/31/2012                        1.18             8,023             9,455              1.25%             12.4%
12/31/2011                        1.05             8,912             9,344              1.25%             -6.1%
12/31/2010                        1.12             8,529             9,524              1.25%             14.2%
12/31/2009                        0.98             7,611             7,442              1.25%             31.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               184   $           263              1.00%             18.7%
12/31/2012                        1.20               165               199              1.00%             12.7%
12/31/2011                        1.07               142               152              1.00%             -5.9%
12/31/2010                        1.13               143               162              1.00%             14.5%
12/31/2009                        0.99               136               135              1.00%             31.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             19.0%
12/31/2012                        1.23                 0                 0              0.75%             13.0%
12/31/2011                        1.08                 0                 0              0.75%             -5.6%
12/31/2010                        1.15                 0                 0              0.75%             14.8%
12/31/2009                        1.00                 0                 0              0.75%             31.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                10   $            15              0.50%             19.3%
12/31/2012                        1.25                 5                 6              0.50%             13.3%
12/31/2011                        1.10                16                17              0.50%             -5.4%
12/31/2010                        1.17                 0                 0              0.50%             15.1%
12/31/2009                        1.01                 0                 0              0.50%             32.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%             19.6%
12/31/2012                        1.27                 0                 0              0.25%             13.5%
12/31/2011                        1.12                 0                 0              0.25%             -5.2%
12/31/2010                        1.18                 0                 0              0.25%             15.4%
12/31/2009                        1.03                 0                 0              0.25%             32.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56             2,217   $         3,456              0.00%             19.9%
12/31/2012                        1.30             3,775             4,907              0.00%             13.8%
12/31/2011                        1.14             4,250             4,854              0.00%             -4.9%
12/31/2010                        1.20             3,679             4,419              0.00%             15.6%
12/31/2009                        1.04             3,159             3,281              0.00%             32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND A CLASS - 315792200

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       220,862   $       219,356            19,939
                                                                         ===============   ===============
Receivables: investments sold                                       69
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       220,931
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       220,931           190,346   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $       220,931           190,346
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,936
Mortality & expense charges                                                                         (3,137)
                                                                                           ---------------
Net investment income (loss)                                                                          (201)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,763
Realized gain distributions                                                                          7,299
Net change in unrealized appreciation (depreciation)                                                  (413)
                                                                                           ---------------
Net gain (loss)                                                                                     10,649
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,448
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (201)  $              1,141
Net realized gain (loss)                                                       3,763                  3,145
Realized gain distributions                                                    7,299                  5,842
Net change in unrealized appreciation (depreciation)                            (413)                 8,687
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,448                 18,815
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,696                977,528
Cost of units redeemed                                                      (289,695)              (893,457)
Account charges                                                                 (114)                  (302)
                                                                --------------------   --------------------
Increase (decrease)                                                         (251,113)                83,769
                                                                --------------------   --------------------
Net increase (decrease)                                                     (240,665)               102,584
Net assets, beginning                                                        461,596                359,012
                                                                --------------------   --------------------
Net assets, ending                                              $            220,931   $            461,596
                                                                ====================   ====================

Units sold                                                                    33,392              1,101,502
Units redeemed                                                              (245,846)            (1,031,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (212,454)                69,527
Units outstanding, beginning                                                 402,800                333,273
                                                                --------------------   --------------------
Units outstanding, ending                                                    190,346                402,800
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,618,598
Cost of units redeemed/account charges                                                           (1,452,048)
Net investment income (loss)                                                                          4,406
Net realized gain (loss)                                                                             30,746
Realized gain distributions                                                                          17,723
Net change in unrealized appreciation (depreciation)                                                  1,506
                                                                                       --------------------
Net assets                                                                             $            220,931
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16               190   $           221              1.25%              2.9%
12/31/2012                        1.13               313               353              1.25%              4.7%
12/31/2011                        1.08               333               359              1.25%              0.6%
12/31/2010                        1.07                96               102              1.25%              6.2%
12/31/2009                        1.01               131               132              1.25%             16.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              1.00%              3.2%
12/31/2012                        1.14                 0                 0              1.00%              5.0%
12/31/2011                        1.09                 0                 0              1.00%              0.9%
12/31/2010                        1.08                 0                 0              1.00%              6.5%
12/31/2009                        1.01                 0                 0              1.00%             16.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%              3.4%
12/31/2012                        1.16                 0                 0              0.75%              5.2%
12/31/2011                        1.10                 0                 0              0.75%              1.2%
12/31/2010                        1.09                 0                 0              0.75%              6.8%
12/31/2009                        1.02                 0                 0              0.75%             16.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%              3.7%
12/31/2012                        1.18                 0                 0              0.50%              5.5%
12/31/2011                        1.12                 0                 0              0.50%              1.4%
12/31/2010                        1.10                 0                 0              0.50%              7.0%
12/31/2009                        1.03                 0                 0              0.50%             17.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.25%              4.0%
12/31/2012                        1.19                 0                 0              0.25%              5.7%
12/31/2011                        1.13                 0                 0              0.25%              1.7%
12/31/2010                        1.11                 0                 0              0.25%              7.3%
12/31/2009                        1.03                 0                 0              0.25%             17.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.00%              4.2%
12/31/2012                        1.21                90               109              0.00%              6.0%
12/31/2011                        1.14                 0                 0              0.00%              1.9%
12/31/2010                        1.12                 0                 0              0.00%              7.6%
12/31/2009                        1.04                 0                 0              0.00%             17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.3%
                2011               1.6%
                2010               1.7%
                2009               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND T CLASS - 315792507

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       979,445   $       947,409            88,494
                                                                         ===============   ===============
Receivables: investments sold                                      189
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       979,634
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       976,950           787,663   $          1.24
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.35
Band 0                                                           2,684             1,938              1.39
                                                       ---------------   ---------------
 Total                                                 $       979,634           789,601
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,676
Mortality & expense charges                                                                        (13,646)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,970)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,456
Realized gain distributions                                                                         27,392
Net change in unrealized appreciation (depreciation)                                               (18,391)
                                                                                           ---------------
Net gain (loss)                                                                                     32,457
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        26,487
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,970)  $             (3,528)
Net realized gain (loss)                                                      23,456                 12,176
Realized gain distributions                                                   27,392                 13,906
Net change in unrealized appreciation (depreciation)                         (18,391)                25,595
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,487                 48,149
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     180,024                123,712
Cost of units redeemed                                                      (340,878)              (112,061)
Account charges                                                                 (270)                  (480)
                                                                --------------------   --------------------
Increase (decrease)                                                         (161,124)                11,171
                                                                --------------------   --------------------
Net increase (decrease)                                                     (134,637)                59,320
Net assets, beginning                                                      1,114,271              1,054,951
                                                                --------------------   --------------------
Net assets, ending                                              $            979,634   $          1,114,271
                                                                ====================   ====================

Units sold                                                                   250,176                208,447
Units redeemed                                                              (381,997)              (198,173)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (131,821)                10,274
Units outstanding, beginning                                                 921,422                911,148
                                                                --------------------   --------------------
Units outstanding, ending                                                    789,601                921,422
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,866,100
Cost of units redeemed/account charges                                                           (2,119,969)
Net investment income (loss)                                                                         13,870
Net realized gain (loss)                                                                            115,447
Realized gain distributions                                                                          72,150
Net change in unrealized appreciation (depreciation)                                                 32,036
                                                                                       --------------------
Net assets                                                                             $            979,634
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24               788   $           977              1.25%              2.6%
12/31/2012                        1.21               921             1,114              1.25%              4.5%
12/31/2011                        1.16               904             1,045              1.25%              0.3%
12/31/2010                        1.15             1,060             1,222              1.25%              6.1%
12/31/2009                        1.09             1,143             1,242              1.25%             16.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              1.00%              2.8%
12/31/2012                        1.23                 0                 0              1.00%              4.8%
12/31/2011                        1.18                 0                 0              1.00%              0.6%
12/31/2010                        1.17                 0                 0              1.00%              6.3%
12/31/2009                        1.10                 0                 0              1.00%             16.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%              3.1%
12/31/2012                        1.26                 0                 0              0.75%              5.0%
12/31/2011                        1.20                 0                 0              0.75%              0.8%
12/31/2010                        1.19                 0                 0              0.75%              6.6%
12/31/2009                        1.11                 0                 0              0.75%             16.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%              3.3%
12/31/2012                        1.28                 0                 0              0.50%              5.3%
12/31/2011                        1.22                 0                 0              0.50%              1.1%
12/31/2010                        1.20                 0                 0              0.50%              6.9%
12/31/2009                        1.13                 0                 0              0.50%             16.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%              3.6%
12/31/2012                        1.31                 0                 0              0.25%              5.6%
12/31/2011                        1.24                 0                 0              0.25%              1.3%
12/31/2010                        1.22                 0                 0              0.25%              7.1%
12/31/2009                        1.14                 0                 0              0.25%             17.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 2   $             3              0.00%              3.9%
12/31/2012                        1.33                 0                 0              0.00%              5.8%
12/31/2011                        1.26                 8                10              0.00%              1.6%
12/31/2010                        1.24                 7                 9              0.00%              7.4%
12/31/2009                        1.15                 3                 3              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               0.9%
                2011               1.0%
                2010               1.3%
                2009               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,049,225   $       749,664            19,623
                                                                         ===============   ===============
Receivables: investments sold                                       28
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,049,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,049,253           630,671   $          1.66
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $     1,049,253           630,671
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,098
Mortality & expense charges                                                                        (11,859)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,761)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           226,873
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                89,918
                                                                                           ---------------
Net gain (loss)                                                                                    316,791
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       308,030
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,761)  $            (24,307)
Net realized gain (loss)                                                     226,873                268,950
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          89,918                201,913
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            308,030                446,556
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     394,912                518,896
Cost of units redeemed                                                      (859,278)            (1,888,620)
Account charges                                                                 (445)                (3,552)
                                                                --------------------   --------------------
Increase (decrease)                                                         (464,811)            (1,373,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (156,781)              (926,720)
Net assets, beginning                                                      1,206,034              2,132,754
                                                                --------------------   --------------------
Net assets, ending                                              $          1,049,253   $          1,206,034
                                                                ====================   ====================

Units sold                                                                   224,776                505,510
Units redeemed                                                              (571,026)            (1,734,634)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (346,250)            (1,229,124)
Units outstanding, beginning                                                 976,921              2,206,045
                                                                --------------------   --------------------
Units outstanding, ending                                                    630,671                976,921
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,650,722
Cost of units redeemed/account charges                                                           (6,447,052)
Net investment income (loss)                                                                       (106,295)
Net realized gain (loss)                                                                            609,701
Realized gain distributions                                                                          42,616
Net change in unrealized appreciation (depreciation)                                                299,561
                                                                                       --------------------
Net assets                                                                             $          1,049,253
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66               631   $         1,049              1.25%             34.8%
12/31/2012                        1.23               977             1,206              1.25%             27.7%
12/31/2011                        0.97             2,206             2,133              1.25%            -11.8%
12/31/2010                        1.10             2,831             3,102              1.25%             22.8%
12/31/2009                        0.89             2,866             2,557              1.25%             57.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              1.00%             35.1%
12/31/2012                        1.25                 0                 0              1.00%             28.0%
12/31/2011                        0.98                 0                 0              1.00%            -11.5%
12/31/2010                        1.11                 0                 0              1.00%             23.1%
12/31/2009                        0.90                 0                 0              1.00%             58.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.75%             35.4%
12/31/2012                        1.27                 0                 0              0.75%             28.3%
12/31/2011                        0.99                 0                 0              0.75%            -11.3%
12/31/2010                        1.12                 0                 0              0.75%             23.4%
12/31/2009                        0.91                 0                 0              0.75%             58.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.50%             35.8%
12/31/2012                        1.29                 0                 0              0.50%             28.7%
12/31/2011                        1.01                 0                 0              0.50%            -11.1%
12/31/2010                        1.13                 0                 0              0.50%             23.7%
12/31/2009                        0.91                 0                 0              0.50%             58.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.25%             36.1%
12/31/2012                        1.31                 0                 0              0.25%             29.0%
12/31/2011                        1.02                 0                 0              0.25%            -10.9%
12/31/2010                        1.14                 0                 0              0.25%             24.0%
12/31/2009                        0.92                 0                 0              0.25%             59.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.00%             36.5%
12/31/2012                        1.33                 0                 0              0.00%             29.3%
12/31/2011                        1.03                 0                 0              0.00%            -10.7%
12/31/2010                        1.15                 0                 0              0.00%             24.3%
12/31/2009                        0.93                 0                 0              0.00%             59.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.1%
                2011               0.8%
                2010               0.2%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,273,628   $     2,764,681           133,054
                                                                         ===============   ===============
Receivables: investments sold                                  228,371
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,501,999
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,501,999         2,063,086   $          1.70
Band 100                                                            --                --              1.71
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.74
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $     3,501,999         2,063,086
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (34,418)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,418)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            70,371
Realized gain distributions                                                                        396,281
Net change in unrealized appreciation (depreciation)                                               302,405
                                                                                           ---------------
Net gain (loss)                                                                                    769,057
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       734,639
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,418)  $            (24,017)
Net realized gain (loss)                                                      70,371                 27,426
Realized gain distributions                                                  396,281                  8,939
Net change in unrealized appreciation (depreciation)                         302,405                220,263
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            734,639                232,611
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     910,999              1,063,544
Cost of units redeemed                                                      (357,356)              (279,579)
Account charges                                                                 (484)                  (304)
                                                                --------------------   --------------------
Increase (decrease)                                                          553,159                783,661
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,287,798              1,016,272
Net assets, beginning                                                      2,214,201              1,197,929
                                                                --------------------   --------------------
Net assets, ending                                              $          3,501,999   $          2,214,201
                                                                ====================   ====================

Units sold                                                                   600,131                992,749
Units redeemed                                                              (242,198)              (342,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                      357,933                649,774
Units outstanding, beginning                                               1,705,153              1,055,379
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,063,086              1,705,153
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,222,930
Cost of units redeemed/account charges                                                           (1,663,736)
Net investment income (loss)                                                                        (71,211)
Net realized gain (loss)                                                                             98,145
Realized gain distributions                                                                         406,924
Net change in unrealized appreciation (depreciation)                                                508,947
                                                                                       --------------------
Net assets                                                                             $          3,501,999
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70             2,063   $         3,502              1.25%             30.7%
12/31/2012                        1.30             1,705             2,214              1.25%             14.4%
12/31/2011                        1.14             1,055             1,198              1.25%             -2.3%
12/31/2010                        1.16               645               749              1.25%             16.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              1.00%             31.0%
12/31/2012                        1.31                 0                 0              1.00%             14.7%
12/31/2011                        1.14                 0                 0              1.00%             -2.0%
12/31/2010                        1.16                 0                 0              1.00%             16.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.75%             31.4%
12/31/2012                        1.32                 0                 0              0.75%             15.0%
12/31/2011                        1.14                 0                 0              0.75%             -1.8%
12/31/2010                        1.16                 0                 0              0.75%             16.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.50%             31.7%
12/31/2012                        1.32                 0                 0              0.50%             15.3%
12/31/2011                        1.15                 0                 0              0.50%             -1.5%
12/31/2010                        1.17                 0                 0              0.50%             16.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.25%             32.0%
12/31/2012                        1.33                 0                 0              0.25%             15.6%
12/31/2011                        1.15                 0                 0              0.25%             -1.3%
12/31/2010                        1.17                 0                 0              0.25%             16.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.00%             32.4%
12/31/2012                        1.34                 0                 0              0.00%             15.8%
12/31/2011                        1.16                 0                 0              0.00%             -1.0%
12/31/2010                        1.17                 0                 0              0.00%             17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND T CLASS - 315805416

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,913,395   $     3,968,670           112,719
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,042)
                                                       ---------------
Net assets                                             $     5,905,353
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,103,137         3,117,489   $          1.64
Band 100                                                        54,573            32,745              1.67
Band 75                                                             --                --              1.70
Band 50                                                          2,120             1,227              1.73
Band 25                                                             --                --              1.76
Band 0                                                         745,523           416,282              1.79
                                                       ---------------   ---------------
 Total                                                 $     5,905,353         3,567,743
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,969
Mortality & expense charges                                                                        (57,952)
                                                                                           ---------------
Net investment income (loss)                                                                       (52,983)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           573,642
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,030,826
                                                                                           ---------------
Net gain (loss)                                                                                  1,604,468
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,551,485
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (52,983)  $            (46,278)
Net realized gain (loss)                                                     573,642                275,542
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,030,826                772,991
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,551,485              1,002,255
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,908,761              1,004,192
Cost of units redeemed                                                    (1,856,610)            (1,359,576)
Account charges                                                               (2,871)                (3,160)
                                                                --------------------   --------------------
Increase (decrease)                                                           49,280               (358,544)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,600,765                643,711
Net assets, beginning                                                      4,304,588              3,660,877
                                                                --------------------   --------------------
Net assets, ending                                              $          5,905,353   $          4,304,588
                                                                ====================   ====================

Units sold                                                                 1,479,872              1,301,901
Units redeemed                                                            (1,409,901)            (1,607,020)
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,971               (305,119)
Units outstanding, beginning                                               3,497,772              3,802,891
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,567,743              3,497,772
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,234,901
Cost of units redeemed/account charges                                                           (8,436,586)
Net investment income (loss)                                                                       (179,558)
Net realized gain (loss)                                                                          1,313,001
Realized gain distributions                                                                          28,870
Net change in unrealized appreciation (depreciation)                                              1,944,725
                                                                                       --------------------
Net assets                                                                             $          5,905,353
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64             3,117   $         5,103              1.25%             34.4%
12/31/2012                        1.22             3,031             3,690              1.25%             27.4%
12/31/2011                        0.96             3,387             3,236              1.25%            -12.0%
12/31/2010                        1.09             4,070             4,418              1.25%             22.5%
12/31/2009                        0.89             3,677             3,257              1.25%             57.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                33   $            55              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             27.7%
12/31/2011                        0.97                 0                 0              1.00%            -11.7%
12/31/2010                        1.10                 0                 0              1.00%             22.8%
12/31/2009                        0.89                 0                 0              1.00%             57.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.75%             35.1%
12/31/2012                        1.26                 0                 0              0.75%             28.0%
12/31/2011                        0.98                 0                 0              0.75%            -11.5%
12/31/2010                        1.11                 0                 0              0.75%             23.1%
12/31/2009                        0.90                 0                 0              0.75%             58.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 1   $             2              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             28.4%
12/31/2011                        0.99                 0                 0              0.50%            -11.3%
12/31/2010                        1.12                 0                 0              0.50%             23.4%
12/31/2009                        0.91                 0                 0              0.50%             58.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             28.7%
12/31/2011                        1.01                 0                 0              0.25%            -11.1%
12/31/2010                        1.13                 0                 0              0.25%             23.8%
12/31/2009                        0.91                 0                 0              0.25%             59.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79               416   $           746              0.00%             36.1%
12/31/2012                        1.32               467               614              0.00%             29.0%
12/31/2011                        1.02               416               424              0.00%            -10.9%
12/31/2010                        1.14               378               432              0.00%             24.1%
12/31/2009                        0.92               445               410              0.00%             59.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.0%
                2011               0.8%
                2010               0.1%
                2009               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND T CLASS - 316071307

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,722,298   $     8,751,069           412,873
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (53,655)
                                                       ---------------
Net assets                                             $    10,668,643
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,549,672         5,362,012   $          1.97
Band 100                                                        36,197            18,005              2.01
Band 75                                                             --                --              2.05
Band 50                                                             --                --              2.10
Band 25                                                             --                --              2.14
Band 0                                                          82,774            37,775              2.19
                                                       ---------------   ---------------
 Total                                                 $    10,668,643         5,417,792
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (108,552)
                                                                                           ---------------
Net investment income (loss)                                                                      (108,552)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           341,111
Realized gain distributions                                                                      1,297,844
Net change in unrealized appreciation (depreciation)                                               815,639
                                                                                           ---------------
Net gain (loss)                                                                                  2,454,594
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,346,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (108,552)  $            (80,623)
Net realized gain (loss)                                                     341,111                187,286
Realized gain distributions                                                1,297,844                 13,094
Net change in unrealized appreciation (depreciation)                         815,639                620,906
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,346,042                740,663
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,590,523              3,831,001
Cost of units redeemed                                                    (1,881,676)            (2,073,147)
Account charges                                                               (1,719)                (1,429)
                                                                --------------------   --------------------
Increase (decrease)                                                          707,128              1,756,425
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,053,170              2,497,088
Net assets, beginning                                                      7,615,473              5,118,385
                                                                --------------------   --------------------
Net assets, ending                                              $         10,668,643   $          7,615,473
                                                                ====================   ====================

Units sold                                                                 1,549,138              2,635,632
Units redeemed                                                            (1,163,300)            (1,460,320)
                                                                --------------------   --------------------
Net increase (decrease)                                                      385,838              1,175,312
Units outstanding, beginning                                               5,031,954              3,856,642
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,417,792              5,031,954
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,167,299
Cost of units redeemed/account charges                                                           (6,921,670)
Net investment income (loss)                                                                       (326,448)
Net realized gain (loss)                                                                            430,208
Realized gain distributions                                                                       1,348,025
Net change in unrealized appreciation (depreciation)                                              1,971,229
                                                                                       --------------------
Net assets                                                                             $         10,668,643
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97             5,362   $        10,550              1.25%             30.4%
12/31/2012                        1.51             4,848             7,314              1.25%             14.1%
12/31/2011                        1.32             3,675             4,860              1.25%             -2.5%
12/31/2010                        1.36             2,534             3,437              1.25%             14.4%
12/31/2009                        1.19             1,673             1,984              1.25%             27.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                18   $            36              1.00%             30.7%
12/31/2012                        1.54                31                48              1.00%             14.4%
12/31/2011                        1.34                29                39              1.00%             -2.2%
12/31/2010                        1.38                27                37              1.00%             14.7%
12/31/2009                        1.20                24                28              1.00%             27.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.75%             31.1%
12/31/2012                        1.57                 0                 0              0.75%             14.7%
12/31/2011                        1.37                 0                 0              0.75%             -2.0%
12/31/2010                        1.39                 0                 0              0.75%             14.9%
12/31/2009                        1.21                 0                 0              0.75%             27.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10                 0   $             0              0.50%             31.4%
12/31/2012                        1.60                 0                 0              0.50%             14.9%
12/31/2011                        1.39                 0                 0              0.50%             -1.7%
12/31/2010                        1.41                 0                 0              0.50%             15.2%
12/31/2009                        1.23                 0                 0              0.50%             28.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.25%             31.7%
12/31/2012                        1.63                 0                 0              0.25%             15.2%
12/31/2011                        1.41                 0                 0              0.25%             -1.5%
12/31/2010                        1.43                 0                 0              0.25%             15.5%
12/31/2009                        1.24                 0                 0              0.25%             28.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                38   $            83              0.00%             32.1%
12/31/2012                        1.66               153               254              0.00%             15.5%
12/31/2011                        1.44               153               220              0.00%             -1.3%
12/31/2010                        1.45                20                30              0.00%             15.8%
12/31/2009                        1.26                 7                 9              0.00%             28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND T CLASS - 315807206

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       521,641   $       331,904             9,207
                                                                         ===============   ===============
Receivables: investments sold                                      172
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       521,813
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       521,813           284,741   $          1.83
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.07
                                                       ---------------   ---------------
 Total                                                 $       521,813           284,741
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,767)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,767)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,849
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               124,214
                                                                                           ---------------
Net gain (loss)                                                                                    142,063
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       136,296
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,767)  $             (4,616)
Net realized gain (loss)                                                      17,849                 12,888
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         124,214                 27,935
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            136,296                 36,207
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,451                183,844
Cost of units redeemed                                                       (41,361)               (34,408)
Account charges                                                                  (28)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                          (17,938)               149,385
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,358                185,592
Net assets, beginning                                                        403,455                217,863
                                                                --------------------   --------------------
Net assets, ending                                              $            521,813   $            403,455
                                                                ====================   ====================

Units sold                                                                    14,469                140,853
Units redeemed                                                               (26,058)               (32,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,589)               108,704
Units outstanding, beginning                                                 296,330                187,626
                                                                --------------------   --------------------
Units outstanding, ending                                                    284,741                296,330
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            791,559
Cost of units redeemed/account charges                                                             (454,271)
Net investment income (loss)                                                                        (23,278)
Net realized gain (loss)                                                                             17,938
Realized gain distributions                                                                             128
Net change in unrealized appreciation (depreciation)                                                189,737
                                                                                       --------------------
Net assets                                                                             $            521,813
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83               285   $           522              1.25%             34.6%
12/31/2012                        1.36               296               403              1.25%             17.3%
12/31/2011                        1.16               188               218              1.25%              0.5%
12/31/2010                        1.16               262               303              1.25%             21.9%
12/31/2009                        0.95               190               180              1.25%             45.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              1.00%             34.9%
12/31/2012                        1.39                 0                 0              1.00%             17.5%
12/31/2011                        1.18                 0                 0              1.00%              0.7%
12/31/2010                        1.17                 0                 0              1.00%             22.2%
12/31/2009                        0.96                 0                 0              1.00%             45.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.75%             35.3%
12/31/2012                        1.42                 0                 0              0.75%             17.8%
12/31/2011                        1.21                 0                 0              0.75%              1.0%
12/31/2010                        1.19                 0                 0              0.75%             22.5%
12/31/2009                        0.98                 0                 0              0.75%             45.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.50%             35.6%
12/31/2012                        1.45                 0                 0              0.50%             18.1%
12/31/2011                        1.23                 0                 0              0.50%              1.2%
12/31/2010                        1.21                 0                 0              0.50%             22.8%
12/31/2009                        0.99                 0                 0              0.50%             46.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.25%             36.0%
12/31/2012                        1.48                 0                 0              0.25%             18.4%
12/31/2011                        1.25                 0                 0              0.25%              1.5%
12/31/2010                        1.23                 0                 0              0.25%             23.1%
12/31/2009                        1.00                 0                 0              0.25%             46.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07                 0   $             0              0.00%             36.3%
12/31/2012                        1.52                 0                 0              0.00%             18.7%
12/31/2011                        1.28                 0                 0              0.00%              1.7%
12/31/2010                        1.26                 0                 0              0.00%             23.4%
12/31/2009                        1.02                 0                 0              0.00%             46.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND A CLASS - 315792580

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,173,681   $     1,125,818            92,529
                                                                         ===============   ===============
Receivables: investments sold                                    1,439
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,175,120
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,175,120         1,008,968   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $     1,175,120         1,008,968
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,908
Mortality & expense charges                                                                        (26,968)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,060)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           596,534
Realized gain distributions                                                                         65,498
Net change in unrealized appreciation (depreciation)                                              (415,878)
                                                                                           ---------------
Net gain (loss)                                                                                    246,154
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       234,094
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,060)  $              7,576
Net realized gain (loss)                                                     596,534                 91,424
Realized gain distributions                                                   65,498                 31,351
Net change in unrealized appreciation (depreciation)                        (415,878)               210,638
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            234,094                340,989
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     608,565                831,983
Cost of units redeemed                                                    (4,078,122)              (475,003)
Account charges                                                                 (356)                  (389)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,469,913)               356,591
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,235,819)               697,580
Net assets, beginning                                                      4,410,939              3,713,359
                                                                --------------------   --------------------
Net assets, ending                                              $          1,175,120   $          4,410,939
                                                                ====================   ====================

Units sold                                                                   565,570              1,320,119
Units redeemed                                                            (3,707,893)              (985,846)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,142,323)               334,273
Units outstanding, beginning                                               4,151,291              3,817,018
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,008,968              4,151,291
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,916,274
Cost of units redeemed/account charges                                                           (5,925,338)
Net investment income (loss)                                                                         62,722
Net realized gain (loss)                                                                            871,036
Realized gain distributions                                                                         202,563
Net change in unrealized appreciation (depreciation)                                                 47,863
                                                                                       --------------------
Net assets                                                                             $          1,175,120
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16             1,009   $         1,175              1.25%              9.9%
12/31/2012                        1.06             3,989             4,227              1.25%              8.9%
12/31/2011                        0.97             3,817             3,713              1.25%             -1.8%
12/31/2010                        0.99             3,432             3,399              1.25%             11.0%
12/31/2009                        0.89             2,666             2,378              1.25%             24.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              1.00%             10.2%
12/31/2012                        1.07                 0                 0              1.00%              9.2%
12/31/2011                        0.98                 0                 0              1.00%             -1.5%
12/31/2010                        1.00                 0                 0              1.00%             11.3%
12/31/2009                        0.90                 0                 0              1.00%             25.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             10.5%
12/31/2012                        1.09                 0                 0              0.75%              9.5%
12/31/2011                        1.00                 0                 0              0.75%             -1.3%
12/31/2010                        1.01                 0                 0              0.75%             11.6%
12/31/2009                        0.90                 0                 0              0.75%             25.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%             10.7%
12/31/2012                        1.11                 0                 0              0.50%              9.7%
12/31/2011                        1.01                 0                 0              0.50%             -1.0%
12/31/2010                        1.02                 0                 0              0.50%             11.8%
12/31/2009                        0.91                 0                 0              0.50%             25.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.25%             11.0%
12/31/2012                        1.12                 0                 0              0.25%             10.0%
12/31/2011                        1.02                 0                 0              0.25%             -0.8%
12/31/2010                        1.03                 0                 0              0.25%             12.1%
12/31/2009                        0.92                 0                 0              0.25%             26.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.00%             11.3%
12/31/2012                        1.14               162               184              0.00%             10.3%
12/31/2011                        1.03                 0                 0              0.00%             -0.5%
12/31/2010                        1.04                 0                 0              0.00%             12.4%
12/31/2009                        0.92                 0                 0              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               1.5%
                2011               1.5%
                2010               1.6%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR OVERSEAS FUND T CLASS - 315918102 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.76
Band 100                                                            --                --              1.80
Band 75                                                             --                --              1.85
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.94
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             20,383
Cost of units redeemed/account charges                                                              (22,490)
Net investment income (loss)                                                                           (921)
Net realized gain (loss)                                                                             (3,258)
Realized gain distributions                                                                           6,286
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              1.25%             28.9%
12/31/2012                        1.37                 0                 0              1.25%             19.1%
12/31/2011                        1.15                 0                 0              1.25%            -19.0%
12/31/2010                        1.42                 0                 0              1.25%             11.5%
12/31/2009                        1.27                 1                 1              1.25%             24.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              1.00%             29.2%
12/31/2012                        1.40                 0                 0              1.00%             19.3%
12/31/2011                        1.17                 0                 0              1.00%            -18.8%
12/31/2010                        1.44                 0                 0              1.00%             11.7%
12/31/2009                        1.29                 0                 0              1.00%             24.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              0.75%             29.5%
12/31/2012                        1.43                 0                 0              0.75%             19.6%
12/31/2011                        1.19                 0                 0              0.75%            -18.6%
12/31/2010                        1.47                 0                 0              0.75%             12.0%
12/31/2009                        1.31                 0                 0              0.75%             25.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.50%             29.8%
12/31/2012                        1.46                 0                 0              0.50%             19.9%
12/31/2011                        1.22                 0                 0              0.50%            -18.4%
12/31/2010                        1.49                 0                 0              0.50%             12.3%
12/31/2009                        1.33                 0                 0              0.50%             25.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.25%             30.2%
12/31/2012                        1.49                 0                 0              0.25%             20.2%
12/31/2011                        1.24                 0                 0              0.25%            -18.2%
12/31/2010                        1.51                 0                 0              0.25%             12.6%
12/31/2009                        1.35                 0                 0              0.25%             25.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              0.00%             30.5%
12/31/2012                        1.52                 0                 0              0.00%             20.6%
12/31/2011                        1.26                 0                 0              0.00%            -18.0%
12/31/2010                        1.54                 0                 0              0.00%             12.9%
12/31/2009                        1.36                 0                 0              0.00%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND T CLASS - 315792556

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,425,800   $     9,732,857           901,790
                                                                         ===============   ===============
Receivables: investments sold                                   17,925
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,443,725
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,246,284         7,464,193   $          1.37
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.43
Band 50                                                        130,512            88,979              1.47
Band 25                                                             --                --              1.50
Band 0                                                       1,066,929           695,969              1.53
                                                       ---------------   ---------------
 Total                                                 $    11,443,725         8,249,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       103,145
Mortality & expense charges                                                                       (163,327)
                                                                                           ---------------
Net investment income (loss)                                                                       (60,182)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,978,385
Realized gain distributions                                                                        508,850
Net change in unrealized appreciation (depreciation)                                            (1,088,562)
                                                                                           ---------------
Net gain (loss)                                                                                  1,398,673
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,338,491
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (60,182)  $            (19,575)
Net realized gain (loss)                                                   1,978,385                866,002
Realized gain distributions                                                  508,850                118,787
Net change in unrealized appreciation (depreciation)                      (1,088,562)               493,926
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,338,491              1,459,140
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,083,743              2,601,622
Cost of units redeemed                                                    (9,853,740)            (4,373,493)
Account charges                                                               (6,980)                (9,725)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,776,977)            (1,781,596)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,438,486)              (322,456)
Net assets, beginning                                                     16,882,211             17,204,667
                                                                --------------------   --------------------
Net assets, ending                                              $         11,443,725   $         16,882,211
                                                                ====================   ====================

Units sold                                                                 3,667,040              3,025,142
Units redeemed                                                            (8,805,487)            (4,504,813)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,138,447)            (1,479,671)
Units outstanding, beginning                                              13,387,588             14,867,259
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,249,141             13,387,588
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         29,366,099
Cost of units redeemed/account charges                                                          (23,439,446)
Net investment income (loss)                                                                        142,420
Net realized gain (loss)                                                                          2,384,694
Realized gain distributions                                                                       1,297,015
Net change in unrealized appreciation (depreciation)                                              1,692,943
                                                                                       --------------------
Net assets                                                                             $         11,443,725
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37             7,464   $        10,246              1.25%              9.7%
12/31/2012                        1.25            12,404            15,527              1.25%              8.6%
12/31/2011                        1.15            14,123            16,272              1.25%             -2.0%
12/31/2010                        1.18            13,833            16,265              1.25%             10.7%
12/31/2009                        1.06            13,249            14,068              1.25%             24.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%              9.9%
12/31/2012                        1.28                 0                 0              1.00%              8.9%
12/31/2011                        1.17                 0                 0              1.00%             -1.8%
12/31/2010                        1.19                22                26              1.00%             11.0%
12/31/2009                        1.07                19                20              1.00%             24.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%             10.2%
12/31/2012                        1.30                 0                 0              0.75%              9.2%
12/31/2011                        1.19                 0                 0              0.75%             -1.5%
12/31/2010                        1.21                 0                 0              0.75%             11.3%
12/31/2009                        1.09                 0                 0              0.75%             25.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                89   $           131              0.50%             10.5%
12/31/2012                        1.33                58                77              0.50%              9.5%
12/31/2011                        1.21                29                35              0.50%             -1.3%
12/31/2010                        1.23                 6                 8              0.50%             11.6%
12/31/2009                        1.10                 0                 0              0.50%             25.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%             10.8%
12/31/2012                        1.35                 0                 0              0.25%              9.7%
12/31/2011                        1.23                 0                 0              0.25%             -1.0%
12/31/2010                        1.25                 0                 0              0.25%             11.8%
12/31/2009                        1.11                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53               696   $         1,067              0.00%             11.0%
12/31/2012                        1.38               926             1,278              0.00%             10.0%
12/31/2011                        1.25               715               898              0.00%             -0.8%
12/31/2010                        1.26               577               730              0.00%             12.1%
12/31/2009                        1.13               511               576              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND A CLASS - 315792531

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,317,452   $     2,138,878           176,222
                                                                         ===============   ===============
Receivables: investments sold                                    1,638
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,319,090
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,319,090         2,010,059   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $     2,319,090         2,010,059
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        27,588
Mortality & expense charges                                                                        (33,383)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,795)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           324,669
Realized gain distributions                                                                        129,727
Net change in unrealized appreciation (depreciation)                                               (70,258)
                                                                                           ---------------
Net gain (loss)                                                                                    384,138
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       378,343
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,795)  $              7,658
Net realized gain (loss)                                                     324,669                129,572
Realized gain distributions                                                  129,727                 18,245
Net change in unrealized appreciation (depreciation)                         (70,258)               202,542
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            378,343                358,017
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     783,665              1,019,496
Cost of units redeemed                                                    (2,251,234)            (1,208,113)
Account charges                                                                 (882)                (1,130)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,468,451)              (189,747)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,090,108)               168,270
Net assets, beginning                                                      3,409,198              3,240,928
                                                                --------------------   --------------------
Net assets, ending                                              $          2,319,090   $          3,409,198
                                                                ====================   ====================

Units sold                                                                   732,088              1,647,574
Units redeemed                                                            (2,100,239)            (1,846,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,368,151)              (198,571)
Units outstanding, beginning                                               3,378,210              3,576,781
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,010,059              3,378,210
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,751,832
Cost of units redeemed/account charges                                                           (4,422,948)
Net investment income (loss)                                                                         43,622
Net realized gain (loss)                                                                            523,773
Realized gain distributions                                                                         244,237
Net change in unrealized appreciation (depreciation)                                                178,574
                                                                                       --------------------
Net assets                                                                             $          2,319,090
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15             2,010   $         2,319              1.25%             14.4%
12/31/2012                        1.01             3,340             3,368              1.25%             11.3%
12/31/2011                        0.91             3,577             3,241              1.25%             -3.8%
12/31/2010                        0.94             2,682             2,528              1.25%             13.3%
12/31/2009                        0.83             1,497             1,245              1.25%             29.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              1.00%             14.7%
12/31/2012                        1.02                 0                 0              1.00%             11.6%
12/31/2011                        0.92                 0                 0              1.00%             -3.6%
12/31/2010                        0.95                 0                 0              1.00%             13.5%
12/31/2009                        0.84                 0                 0              1.00%             29.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%             15.0%
12/31/2012                        1.04                 0                 0              0.75%             11.8%
12/31/2011                        0.93                 0                 0              0.75%             -3.4%
12/31/2010                        0.96                 0                 0              0.75%             13.8%
12/31/2009                        0.84                 0                 0              0.75%             29.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.50%             15.3%
12/31/2012                        1.05                 0                 0              0.50%             12.1%
12/31/2011                        0.94                 0                 0              0.50%             -3.1%
12/31/2010                        0.97                 0                 0              0.50%             14.1%
12/31/2009                        0.85                 0                 0              0.50%             30.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             15.6%
12/31/2012                        1.07                 0                 0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -2.9%
12/31/2010                        0.98                 0                 0              0.25%             14.4%
12/31/2009                        0.85                 0                 0              0.25%             30.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.00%             15.9%
12/31/2012                        1.08                38                41              0.00%             12.7%
12/31/2011                        0.96                 0                 0              0.00%             -2.6%
12/31/2010                        0.99                 0                 0              0.00%             14.7%
12/31/2009                        0.86                 0                 0              0.00%             30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.5%
                2011               1.7%
                2010               1.7%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR STRATEGIC INCOME A CLASS - 315920850

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,372   $       172,923            17,240
                                                                         ===============   ===============
Receivables: investments sold                                   38,238
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       208,610
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       208,610           189,652   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       208,610           189,652
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,625
Mortality & expense charges                                                                         (2,022)
                                                                                           ---------------
Net investment income (loss)                                                                         3,603
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,051)
Realized gain distributions                                                                          2,307
Net change in unrealized appreciation (depreciation)                                                (3,772)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,516)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,913)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,603   $              1,611
Net realized gain (loss)                                                      (4,051)                   157
Realized gain distributions                                                    2,307                  2,235
Net change in unrealized appreciation (depreciation)                          (3,772)                 1,785
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,913)                 5,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      86,923                119,890
Cost of units redeemed                                                       (32,985)                (5,683)
Account charges                                                                 (516)                  (209)
                                                                --------------------   --------------------
Increase (decrease)                                                           53,422                113,998
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,509                119,786
Net assets, beginning                                                        157,101                 37,315
                                                                --------------------   --------------------
Net assets, ending                                              $            208,610   $            157,101
                                                                ====================   ====================

Units sold                                                                   206,716                110,022
Units redeemed                                                              (158,228)                (5,471)
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,488                104,551
Units outstanding, beginning                                                 141,164                 36,613
                                                                --------------------   --------------------
Units outstanding, ending                                                    189,652                141,164
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            243,696
Cost of units redeemed/account charges                                                              (39,463)
Net investment income (loss)                                                                          5,617
Net realized gain (loss)                                                                             (3,894)
Realized gain distributions                                                                           5,205
Net change in unrealized appreciation (depreciation)                                                 (2,551)
                                                                                       --------------------
Net assets                                                                             $            208,610
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10               190   $           209              1.25%             -1.2%
12/31/2012                        1.11               141               157              1.25%              9.2%
12/31/2011                        1.02                37                37              1.25%              3.2%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%             -0.9%
12/31/2012                        1.12                 0                 0              1.00%              9.5%
12/31/2011                        1.02                 0                 0              1.00%              3.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             -0.7%
12/31/2012                        1.13                 0                 0              0.75%              9.7%
12/31/2011                        1.03                 0                 0              0.75%              3.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%             -0.4%
12/31/2012                        1.13                 0                 0              0.50%             10.0%
12/31/2011                        1.03                 0                 0              0.50%              3.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             -0.2%
12/31/2012                        1.14                 0                 0              0.25%             10.3%
12/31/2011                        1.03                 0                 0              0.25%              4.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%              0.1%
12/31/2012                        1.14                 0                 0              0.00%             10.6%
12/31/2011                        1.03                 0                 0              0.00%              4.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.1%
                2012               2.6%
                2011               2.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND T CLASS - 315792499

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,753,052   $     9,855,801           892,239
                                                                         ===============   ===============
Receivables: investments sold                                   15,590
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,768,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,138,203         7,225,631   $          1.40
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.47
Band 50                                                        147,641            98,479              1.50
Band 25                                                             --                --              1.53
Band 0                                                       1,482,798           946,328              1.57
                                                       ---------------   ---------------
 Total                                                 $    11,768,642         8,270,438
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       113,242
Mortality & expense charges                                                                       (153,381)
                                                                                           ---------------
Net investment income (loss)                                                                       (40,139)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,801,669
Realized gain distributions                                                                        694,744
Net change in unrealized appreciation (depreciation)                                              (580,241)
                                                                                           ---------------
Net gain (loss)                                                                                  1,916,172
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,876,033
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (40,139)  $             23,893
Net realized gain (loss)                                                   1,801,669                583,959
Realized gain distributions                                                  694,744                 81,385
Net change in unrealized appreciation (depreciation)                        (580,241)               894,835
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,876,033              1,584,072
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,914,002              2,523,526
Cost of units redeemed                                                    (8,188,654)            (3,447,123)
Account charges                                                               (7,500)               (11,045)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,282,152)              (934,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,406,119)               649,430
Net assets, beginning                                                     15,174,761             14,525,331
                                                                --------------------   --------------------
Net assets, ending                                              $         11,768,642   $         15,174,761
                                                                ====================   ====================

Units sold                                                                 3,533,187              2,769,693
Units redeemed                                                            (7,459,266)            (3,552,028)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,926,079)              (782,335)
Units outstanding, beginning                                              12,196,517             12,978,852
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,270,438             12,196,517
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,583,176
Cost of units redeemed/account charges                                                          (19,178,627)
Net investment income (loss)                                                                        138,621
Net realized gain (loss)                                                                          1,965,125
Realized gain distributions                                                                       1,363,096
Net change in unrealized appreciation (depreciation)                                              1,897,251
                                                                                       --------------------
Net assets                                                                             $         11,768,642
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             7,226   $        10,138              1.25%             14.1%
12/31/2012                        1.23            10,735            13,199              1.25%             11.0%
12/31/2011                        1.11            11,461            12,694              1.25%             -4.1%
12/31/2010                        1.15            11,007            12,712              1.25%             13.1%
12/31/2009                        1.02             9,648             9,855              1.25%             28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             14.4%
12/31/2012                        1.25                 0                 0              1.00%             11.3%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.17                44                52              1.00%             13.3%
12/31/2009                        1.03                36                37              1.00%             29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             14.7%
12/31/2012                        1.28                 0                 0              0.75%             11.6%
12/31/2011                        1.15                 0                 0              0.75%             -3.6%
12/31/2010                        1.19                 0                 0              0.75%             13.6%
12/31/2009                        1.05                 0                 0              0.75%             29.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                98   $           148              0.50%             15.0%
12/31/2012                        1.30               101               131              0.50%             11.8%
12/31/2011                        1.17                 4                 5              0.50%             -3.4%
12/31/2010                        1.21                 0                 0              0.50%             13.9%
12/31/2009                        1.06                 0                 0              0.50%             29.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.25%             15.3%
12/31/2012                        1.33                 0                 0              0.25%             12.1%
12/31/2011                        1.19                 0                 0              0.25%             -3.1%
12/31/2010                        1.22                 0                 0              0.25%             14.2%
12/31/2009                        1.07                 0                 0              0.25%             30.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57               946   $         1,483              0.00%             15.6%
12/31/2012                        1.36             1,361             1,845              0.00%             12.4%
12/31/2011                        1.21             1,514             1,826              0.00%             -2.9%
12/31/2010                        1.24             1,020             1,268              0.00%             14.5%
12/31/2009                        1.09               776               842              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.3%
                2011               1.2%
                2010               1.2%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND A CLASS - 315792473

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,385,066   $     1,267,162           103,507
                                                                         ===============   ===============
Receivables: investments sold                                      904
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,385,970
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,385,970         1,231,726   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $     1,385,970         1,231,726
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        16,442
Mortality & expense charges                                                                        (24,480)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,038)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           417,970
Realized gain distributions                                                                        131,121
Net change in unrealized appreciation (depreciation)                                              (137,354)
                                                                                           ---------------
Net gain (loss)                                                                                    411,737
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       403,699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,038)  $             13,291
Net realized gain (loss)                                                     417,970                 62,418
Realized gain distributions                                                  131,121                  8,687
Net change in unrealized appreciation (depreciation)                        (137,354)               195,544

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            403,699                279,940
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     721,377              1,155,744
Cost of units redeemed                                                    (2,682,872)              (453,401)
Account charges                                                                 (774)                  (803)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,962,269)               701,540
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,558,570)               981,480
Net assets, beginning                                                      2,944,540              1,963,060
                                                                --------------------   --------------------
Net assets, ending                                              $          1,385,970   $          2,944,540
                                                                ====================   ====================

Units sold                                                                   679,535              1,761,964
Units redeemed                                                            (2,516,072)            (1,019,323)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,836,537)               742,641
Units outstanding, beginning                                               3,068,263              2,325,622
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,231,726              3,068,263
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,082,845
Cost of units redeemed/account charges                                                           (3,510,302)
Net investment income (loss)                                                                         21,425
Net realized gain (loss)                                                                            469,800
Realized gain distributions                                                                         204,298
Net change in unrealized appreciation (depreciation)                                                117,904
                                                                                       --------------------
Net assets                                                                             $          1,385,970
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13             1,232   $         1,386              1.25%             18.5%
12/31/2012                        0.95             2,632             2,500              1.25%             12.5%
12/31/2011                        0.84             2,326             1,963              1.25%             -5.7%
12/31/2010                        0.90             1,661             1,487              1.25%             14.3%
12/31/2009                        0.78             1,296             1,016              1.25%             30.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%             18.8%
12/31/2012                        0.96                 0                 0              1.00%             12.8%
12/31/2011                        0.85                 0                 0              1.00%             -5.5%
12/31/2010                        0.90                 0                 0              1.00%             14.6%
12/31/2009                        0.79                 0                 0              1.00%             30.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.75%             19.1%
12/31/2012                        0.98                 0                 0              0.75%             13.1%
12/31/2011                        0.86                 0                 0              0.75%             -5.3%
12/31/2010                        0.91                 0                 0              0.75%             14.9%
12/31/2009                        0.79                 0                 0              0.75%             31.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%             19.4%
12/31/2012                        0.99                 0                 0              0.50%             13.4%
12/31/2011                        0.87                 0                 0              0.50%             -5.0%
12/31/2010                        0.92                 0                 0              0.50%             15.2%
12/31/2009                        0.80                 0                 0              0.50%             31.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%             19.7%
12/31/2012                        1.00                 0                 0              0.25%             13.7%
12/31/2011                        0.88                 0                 0              0.25%             -4.8%
12/31/2010                        0.93                 0                 0              0.25%             15.4%
12/31/2009                        0.80                 0                 0              0.25%             31.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.00%             20.0%
12/31/2012                        1.02               436               444              0.00%             13.9%
12/31/2011                        0.89                 0                 0              0.00%             -4.6%
12/31/2010                        0.94                 0                 0              0.00%             15.7%
12/31/2009                        0.81                 0                 0              0.00%             32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.7%
                2011               1.5%
                2010               1.3%
                2009               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR GROWTH & INCOME T CLASS - 315805820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       296,747   $       250,540            11,328
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (62)
                                                       ---------------
Net assets                                             $       296,685
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       272,938           142,149   $          1.92
Band 100                                                        23,747            12,055              1.97
Band 75                                                             --                --              2.02
Band 50                                                             --                --              2.07
Band 25                                                             --                --              2.13
Band 0                                                              --                --              2.21
                                                       ---------------   ---------------
 Total                                                 $       296,685           154,204
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           607
Mortality & expense charges                                                                         (2,162)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,555)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,626
Realized gain distributions                                                                          1,237
Net change in unrealized appreciation (depreciation)                                                 7,852
                                                                                           ---------------
Net gain (loss)                                                                                     49,715
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        48,160
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,555)  $                949
Net realized gain (loss)                                                      40,626                  3,855
Realized gain distributions                                                    1,237                    298
Net change in unrealized appreciation (depreciation)                           7,852                 19,923

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,160                 25,025
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,154                 44,305
Cost of units redeemed                                                      (123,423)               (17,971)
Account charges                                                                 (117)                   (36)
                                                                --------------------   --------------------
Increase (decrease)                                                           53,614                 26,298
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,774                 51,323
Net assets, beginning                                                        194,911                143,588
                                                                --------------------   --------------------
Net assets, ending                                              $            296,685   $            194,911
                                                                ====================   ====================

Units sold                                                                    97,076                 31,894
Units redeemed                                                               (75,171)               (13,033)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,905                 18,861
Units outstanding, beginning                                                 132,299                113,438
                                                                --------------------   --------------------
Units outstanding, ending                                                    154,204                132,299
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            504,851
Cost of units redeemed/account charges                                                             (277,353)
Net investment income (loss)                                                                         (3,921)
Net realized gain (loss)                                                                             23,167
Realized gain distributions                                                                           3,734
Net change in unrealized appreciation (depreciation)                                                 46,207
                                                                                       --------------------
Net assets                                                                             $            296,685
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92               142   $           273              1.25%             31.0%
12/31/2012                        1.47               102               150              1.25%             16.4%
12/31/2011                        1.26                85               108              1.25%            -0.2%
12/31/2010                        1.26                80               101              1.25%             12.7%
12/31/2009                        1.12                62                70              1.25%             24.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                12   $            24              1.00%             31.3%
12/31/2012                        1.50                30                45              1.00%             16.7%
12/31/2011                        1.29                28                36              1.00%              0.1%
12/31/2010                        1.28                23                29              1.00%             13.0%
12/31/2009                        1.14                20                22              1.00%             24.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.75%             31.7%
12/31/2012                        1.53                 0                 0              0.75%             17.0%
12/31/2011                        1.31                 0                 0              0.75%              0.3%
12/31/2010                        1.31                 0                 0              0.75%             13.3%
12/31/2009                        1.16                 0                 0              0.75%             25.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07                 0   $             0              0.50%             32.0%
12/31/2012                        1.57                 0                 0              0.50%             17.3%
12/31/2011                        1.34                 0                 0              0.50%              0.6%
12/31/2010                        1.33                 0                 0              0.50%             13.5%
12/31/2009                        1.17                 0                 0              0.50%             25.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              0.25%             32.3%
12/31/2012                        1.61                 0                 0              0.25%             17.5%
12/31/2011                        1.37                 0                 0              0.25%              0.8%
12/31/2010                        1.36                 0                 0              0.25%             13.8%
12/31/2009                        1.19                 0                 0              0.25%             25.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.21                 0   $             0              0.00%             32.7%
12/31/2012                        1.67                 0                 0              0.00%             17.8%
12/31/2011                        1.42                 0                 0              0.00%              1.1%
12/31/2010                        1.40                 0                 0              0.00%             14.1%
12/31/2009                        1.23                 0                 0              0.00%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               1.8%
                2011               1.1%
                2010               0.0%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND T CLASS - 315792440

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,719,036   $     7,027,426           655,511
                                                                         ===============   ===============
Receivables: investments sold                                   12,370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,731,406
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,624,357         5,443,162   $          1.40
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.46
Band 50                                                         27,844            18,604              1.50
Band 25                                                             --                --              1.53
Band 0                                                       1,079,205           689,886              1.56
                                                       ---------------   ---------------
 Total                                                 $     8,731,406         6,151,652
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        78,353
Mortality & expense charges                                                                       (101,867)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,514)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,386,390
Realized gain distributions                                                                        600,321
Net change in unrealized appreciation (depreciation)                                              (295,599)
                                                                                           ---------------
Net gain (loss)                                                                                  1,691,112
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,667,598
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,514)  $             20,432
Net realized gain (loss)                                                   1,386,390                483,822
Realized gain distributions                                                  600,321                 31,496
Net change in unrealized appreciation (depreciation)                        (295,599)               715,056
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,667,598              1,250,806
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,964,319              1,454,439
Cost of units redeemed                                                    (5,588,625)            (2,189,863)
Account charges                                                               (7,150)                (9,052)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,631,456)              (744,476)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,963,858)               506,330
Net assets, beginning                                                     10,695,264             10,188,934
                                                                --------------------   --------------------
Net assets, ending                                              $          8,731,406   $         10,695,264
                                                                ====================   ====================

Units sold                                                                 2,010,397              2,009,896
Units redeemed                                                            (4,714,224)            (2,657,091)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,703,827)              (647,195)
Units outstanding, beginning                                               8,855,479              9,502,674
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,151,652              8,855,479
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,882,049
Cost of units redeemed/account charges                                                          (11,216,380)
Net investment income (loss)                                                                         70,883
Net realized gain (loss)                                                                          1,258,843
Realized gain distributions                                                                       1,044,401
Net change in unrealized appreciation (depreciation)                                              1,691,610
                                                                                       --------------------
Net assets                                                                             $          8,731,406
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             5,443   $         7,624              1.25%             18.1%
12/31/2012                        1.19             7,260             8,609              1.25%             12.2%
12/31/2011                        1.06             7,923             8,371              1.25%             -5.9%
12/31/2010                        1.12             7,329             8,232              1.25%             14.0%
12/31/2009                        0.99             5,819             5,734              1.25%             30.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             18.4%
12/31/2012                        1.21                 0                 0              1.00%             12.5%
12/31/2011                        1.07                 0                 0              1.00%             -5.7%
12/31/2010                        1.14                35                39              1.00%             14.3%
12/31/2009                        1.00                33                33              1.00%             30.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             18.7%
12/31/2012                        1.23                 0                 0              0.75%             12.8%
12/31/2011                        1.09                 0                 0              0.75%             -5.5%
12/31/2010                        1.16                 0                 0              0.75%             14.6%
12/31/2009                        1.01                 0                 0              0.75%             30.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                19   $            28              0.50%             19.0%
12/31/2012                        1.26                12                15              0.50%             13.1%
12/31/2011                        1.11                 6                 6              0.50%             -5.2%
12/31/2010                        1.17                 1                 1              0.50%             14.9%
12/31/2009                        1.02                 0                 0              0.50%             31.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.25%             19.3%
12/31/2012                        1.28                 0                 0              0.25%             13.4%
12/31/2011                        1.13                 0                 0              0.25%             -5.0%
12/31/2010                        1.19                 0                 0              0.25%             15.1%
12/31/2009                        1.03                 0                 0              0.25%             31.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               690   $         1,079              0.00%             19.6%
12/31/2012                        1.31             1,584             2,071              0.00%             13.6%
12/31/2011                        1.15             1,574             1,812              0.00%             -4.8%
12/31/2010                        1.21             1,423             1,719              0.00%             15.4%
12/31/2009                        1.05             1,266             1,325              0.00%             31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         4,793   $         3,467               242
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         4,794
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         4,794             3,741   $          1.28
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $         4,794             3,741
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             9
Mortality & expense charges                                                                            (46)
                                                                                           ---------------
Net investment income (loss)                                                                           (37)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                10
Realized gain distributions                                                                             10
Net change in unrealized appreciation (depreciation)                                                 1,083
                                                                                           ---------------
Net gain (loss)                                                                                      1,103
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,066
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (37)  $                  5
Net realized gain (loss)                                                          10                     --
Realized gain distributions                                                       10                     --
Net change in unrealized appreciation (depreciation)                           1,083                    243
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,066                    248
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,133                  2,347
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,133                  2,347
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,199                  2,595
Net assets, beginning                                                          2,595                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              4,794   $              2,595
                                                                ====================   ====================

Units sold                                                                     1,015                  2,726
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,015                  2,726
Units outstanding, beginning                                                   2,726                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,741                  2,726
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              3,480
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            (32)
Net realized gain (loss)                                                                                 10
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                  1,326
                                                                                       --------------------
Net assets                                                                             $              4,794
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 4   $             5              1.25%             34.6%
12/31/2012                        0.95                 3                 3              1.25%             19.6%
12/31/2011                        0.80                 0                 0              1.25%             -8.3%
12/31/2010                        0.87                 0                 0              1.25%             20.2%
12/31/2009                        0.72                 0                 0              1.25%             41.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.00%             35.0%
12/31/2012                        0.96                 0                 0              1.00%             19.9%
12/31/2011                        0.80                 0                 0              1.00%             -8.0%
12/31/2010                        0.87                 0                 0              1.00%             20.5%
12/31/2009                        0.73                 0                 0              1.00%             41.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.75%             35.3%
12/31/2012                        0.98                 0                 0              0.75%             20.2%
12/31/2011                        0.81                 0                 0              0.75%             -7.8%
12/31/2010                        0.88                 0                 0              0.75%             20.8%
12/31/2009                        0.73                 0                 0              0.75%             41.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             35.6%
12/31/2012                        0.99                 0                 0              0.50%             20.5%
12/31/2011                        0.82                 0                 0              0.50%             -7.6%
12/31/2010                        0.89                 0                 0              0.50%             21.1%
12/31/2009                        0.73                 0                 0              0.50%             42.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             36.0%
12/31/2012                        1.00                 0                 0              0.25%             20.8%
12/31/2011                        0.83                 0                 0              0.25%             -7.3%
12/31/2010                        0.90                 0                 0              0.25%             21.4%
12/31/2009                        0.74                 0                 0              0.25%             42.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             36.3%
12/31/2012                        1.02                 0                 0              0.00%             21.1%
12/31/2011                        0.84                 0                 0              0.00%             -7.1%
12/31/2010                        0.90                 0                 0              0.00%             21.7%
12/31/2009                        0.74                 0                 0              0.00%             42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               1.5%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY INCOME FUND T CLASS - 315808204

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,126,843   $       804,326            34,672
                                                                         ===============   ===============
Receivables: investments sold                                      370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,127,213
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       673,583           335,706   $          2.01
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.11
Band 50                                                        453,630           209,346              2.17
Band 25                                                             --                --              2.22
Band 0                                                              --                --              2.31
                                                       ---------------   ---------------
 Total                                                 $     1,127,213           545,052
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,513
Mortality & expense charges                                                                        (10,283)
                                                                                           ---------------
Net investment income (loss)                                                                         8,230
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            48,060
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               190,138
                                                                                           ---------------
Net gain (loss)                                                                                    238,198
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       246,428
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,230   $             13,580
Net realized gain (loss)                                                      48,060                 37,689
Realized gain distributions                                                       --                  1,117
Net change in unrealized appreciation (depreciation)                         190,138)               102,370
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            246,428                154,756
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      97,243                 78,387
Cost of units redeemed                                                      (185,489)              (378,850)
Account charges                                                                 (596)                  (692)
                                                                --------------------   --------------------
Increase (decrease)                                                          (88,842)              (301,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                      157,586               (146,399)
Net assets, beginning                                                        969,627              1,116,026
                                                                --------------------   --------------------
Net assets, ending                                              $          1,127,213   $            969,627
                                                                ====================   ====================

Units sold                                                                    52,272                 50,569
Units redeemed                                                               (97,836)              (238,514)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,564)              (187,945)
Units outstanding, beginning                                                 590,616                778,561
                                                                --------------------   --------------------
Units outstanding, ending                                                    545,052                590,616
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,977,214
Cost of units redeemed/account charges                                                           (1,262,190)
Net investment income (loss)                                                                         44,571
Net realized gain (loss)                                                                            (68,165)
Realized gain distributions                                                                         113,266
Net change in unrealized appreciation (depreciation)                                                322,517
                                                                                       --------------------
Net assets                                                                             $          1,127,213
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01               336   $           674              1.25%             25.7%
12/31/2012                        1.60               360               574              1.25%             15.1%
12/31/2011                        1.39               401               556              1.25%             -1.0%
12/31/2010                        1.40               491               688              1.25%             11.7%
12/31/2009                        1.25               406               509              1.25%             22.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              1.00%             26.0%
12/31/2012                        1.63                 0                 0              1.00%             15.4%
12/31/2011                        1.42                 0                 0              1.00%             -0.8%
12/31/2010                        1.43                 0                 0              1.00%             12.0%
12/31/2009                        1.27                 0                 0              1.00%             23.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.75%             26.3%
12/31/2012                        1.67                 0                 0              0.75%             15.7%
12/31/2011                        1.45                 0                 0              0.75%             -0.5%
12/31/2010                        1.45                 0                 0              0.75%             12.3%
12/31/2009                        1.29                 0                 0              0.75%             23.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17               209   $           454              0.50%             26.6%
12/31/2012                        1.71               231               395              0.50%             16.0%
12/31/2011                        1.48               344               508              0.50%             -0.3%
12/31/2010                        1.48               330               488              0.50%             12.6%
12/31/2009                        1.31               288               379              0.50%             23.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              0.25%             26.9%
12/31/2012                        1.75                 0                 0              0.25%             16.3%
12/31/2011                        1.51                 0                 0              0.25%              0.0%
12/31/2010                        1.51                 0                 0              0.25%             12.8%
12/31/2009                        1.34                 0                 0              0.25%             24.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.31                 0   $             0              0.00%             27.2%
12/31/2012                        1.81                 0                 0              0.00%             16.6%
12/31/2011                        1.56                34                53              0.00%              0.2%
12/31/2010                        1.55                29                44              0.00%             13.1%
12/31/2009                        1.37                23                31              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.2%
                2011               1.7%
                2010               1.2%
                2009               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR VALUE FUND T CLASS - 315916734 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------    ---------------  ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.26
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              1.25%             34.3%
12/31/2012                        0.94                 0                 0              1.25%             19.3%
12/31/2011                        0.79                 0                 0              1.25%             -8.5%
12/31/2010                        0.86                 0                 0              1.25%             19.9%
12/31/2009                        0.72                 0                 0              1.25%             40.8%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              1.00%             34.6%
12/31/2012                        0.95                 0                 0              1.00%             19.6%
12/31/2011                        0.80                 0                 0              1.00%             -8.3%
12/31/2010                        0.87                 0                 0              1.00%             20.2%
12/31/2009                        0.72                 0                 0              1.00%             41.1%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%             34.9%
12/31/2012                        0.96                 0                 0              0.75%             19.9%
12/31/2011                        0.80                 0                 0              0.75%             -8.0%
12/31/2010                        0.87                 0                 0              0.75%             20.5%
12/31/2009                        0.73                 0                 0              0.75%             41.5%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             35.3%
12/31/2012                        0.98                 0                 0              0.50%             20.2%
12/31/2011                        0.81                 0                 0              0.50%             -7.8%
12/31/2010                        0.88                 0                 0              0.50%             20.8%
12/31/2009                        0.73                 0                 0              0.50%             41.8%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.25%             35.6%
12/31/2012                        0.99                 0                 0              0.25%             20.5%
12/31/2011                        0.82                 0                 0              0.25%             -7.6%
12/31/2010                        0.89                 0                 0              0.25%             21.1%
12/31/2009                        0.73                 0                 0              0.25%             42.2%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             35.9%
12/31/2012                        1.00                 0                 0              0.00%             20.8%
12/31/2011                        0.83                 0                 0              0.00%             -7.3%
12/31/2010                        0.90                 0                 0              0.00%             21.4%
12/31/2009                        0.74                 0                 0              0.00%             42.6%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 FIDELITY ADV. STRATEGIC DIVIDEND & INCOME FUND T CLASS - 316145705 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY GROWTH FUND T CLASS - 315805200

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,878,206   $     1,197,394            22,683
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (35)
                                                       ---------------
Net assets                                             $     1,878,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       662,481           380,907   $          1.74
Band 100                                                            --                --              1.78
Band 75                                                             --                --              1.82
Band 50                                                      1,215,690           650,285              1.87
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.96
                                                       ---------------   ---------------
 Total                                                 $     1,878,171         1,031,192
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,110)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,110)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           104,609
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               413,429
                                                                                           ---------------
Net gain (loss)                                                                                    518,038
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       504,928
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,110)  $            (13,378)
Net realized gain (loss)                                                     104,609                 49,334
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         413,429                143,728
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            504,928                179,684
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     113,220                262,640
Cost of units redeemed                                                      (283,707)              (312,631)
Account charges                                                                 (247)                  (232)
                                                                --------------------   --------------------
Increase (decrease)                                                         (170,734)               (50,223)
                                                                --------------------   --------------------
Net increase (decrease)                                                      334,194                129,461
Net assets, beginning                                                      1,543,977              1,414,516
                                                                --------------------   --------------------
Net assets, ending                                              $          1,878,171   $          1,543,977
                                                                ====================   ====================

Units sold                                                                   106,189                195,893
Units redeemed                                                              (216,852)              (238,902)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,663)               (43,009)
Units outstanding, beginning                                               1,141,855              1,184,864
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,031,192              1,141,855
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,568,876
Cost of units redeemed/account charges                                                           (1,463,890)
Net investment income (loss)                                                                        (69,632)
Net realized gain (loss)                                                                            162,005
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                680,812
                                                                                       --------------------
Net assets                                                                             $          1,878,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74               381   $           662              1.25%             33.7%
12/31/2012                        1.30               468               608              1.25%             12.6%
12/31/2011                        1.16               513               593              1.25%             -1.5%
12/31/2010                        1.17               524               614              1.25%             21.8%
12/31/2009                        0.96               502               483              1.25%             26.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              1.00%             34.0%
12/31/2012                        1.33                 0                 0              1.00%             12.9%
12/31/2011                        1.18                 0                 0              1.00%             -1.2%
12/31/2010                        1.19                 0                 0              1.00%             22.1%
12/31/2009                        0.98                 0                 0              1.00%             26.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.75%             34.4%
12/31/2012                        1.36                 0                 0              0.75%             13.2%
12/31/2011                        1.20                 0                 0              0.75%             -1.0%
12/31/2010                        1.21                 0                 0              0.75%             22.4%
12/31/2009                        0.99                 0                 0              0.75%             26.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87               650   $         1,216              0.50%             34.7%
12/31/2012                        1.39               674               936              0.50%             13.4%
12/31/2011                        1.22               672               822              0.50%             -0.7%
12/31/2010                        1.23               672               828              0.50%             22.7%
12/31/2009                        1.00               577               579              0.50%             27.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%             35.0%
12/31/2012                        1.42                 0                 0              0.25%             13.7%
12/31/2011                        1.25                 0                 0              0.25%             -0.5%
12/31/2010                        1.25                 0                 0              0.25%             23.1%
12/31/2009                        1.02                 0                 0              0.25%             27.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.00%             35.4%
12/31/2012                        1.45                 0                 0              0.00%             14.0%
12/31/2011                        1.27                 0                 0              0.00%             -0.2%
12/31/2010                        1.27                 0                 0              0.00%             23.4%
12/31/2009                        1.03                 0                 0              0.00%             27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 FIDELITY ADV. STRATEGIC DIVIDEND & INCOME FUND I CLASS - 316145804 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR INTERNATIONAL CAP. APP. FUND T CLASS - 315920827

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.67
Band 100                                                            --                --              1.71
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.83
Band 0                                                              --                --              1.88
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                            (2)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (311)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   382
                                                                                           ---------------
Net gain (loss)                                                                                         71
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            69
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (2)  $                 (9)
Net realized gain (loss)                                                        (311)                    (6)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             382                    249
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 69                    234
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                        (1,283)                    (1)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,283)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,214)                   233
Net assets, beginning                                                          1,214                    981
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $              1,214
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                  (871)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (871)                    (1)
Units outstanding, beginning                                                     871                    872
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                    871
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              1,621
Cost of units redeemed/account charges                                                               (1,918)
Net investment income (loss)                                                                            (82)
Net realized gain (loss)                                                                               (492)
Realized gain distributions                                                                             871
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              1.25%             19.5%
12/31/2012                        1.39                 1                 1              1.25%             23.8%
12/31/2011                        1.13                 1                 1              1.25%            -14.4%
12/31/2010                        1.31                 1                 1              1.25%             14.0%
12/31/2009                        1.15                 1                 1              1.25%             53.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              1.00%             19.8%
12/31/2012                        1.42                 0                 0              1.00%             24.1%
12/31/2011                        1.15                 0                 0              1.00%            -14.2%
12/31/2010                        1.34                 0                 0              1.00%             14.2%
12/31/2009                        1.17                 0                 0              1.00%             53.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.75%             20.1%
12/31/2012                        1.45                 0                 0              0.75%             24.4%
12/31/2011                        1.17                 0                 0              0.75%            -14.0%
12/31/2010                        1.36                 0                 0              0.75%             14.5%
12/31/2009                        1.19                 0                 0              0.75%             54.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.50%             20.4%
12/31/2012                        1.49                 0                 0              0.50%             24.8%
12/31/2011                        1.19                 0                 0              0.50%            -13.8%
12/31/2010                        1.38                 0                 0              0.50%             14.8%
12/31/2009                        1.20                 0                 0              0.50%             54.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              0.25%             20.7%
12/31/2012                        1.52                 0                 0              0.25%             25.1%
12/31/2011                        1.21                 0                 0              0.25%            -13.5%
12/31/2010                        1.40                 0                 0              0.25%             15.1%
12/31/2009                        1.22                 0                 0              0.25%             55.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.00%             21.0%
12/31/2012                        1.55                 0                 0              0.00%             25.4%
12/31/2011                        1.24                 0                 0              0.00%            -13.3%
12/31/2010                        1.43                 0                 0              0.00%             15.4%
12/31/2009                        1.24                 0                 0              0.00%             55.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.5%
                2011               0.5%
                2010               0.3%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR TOTAL BOND FUND T CLASS - 31617K840 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.25%            -0.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.00%            -0.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.75%            -0.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%            -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.25%            -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.00%            -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FIDELITY ADVISOR SMALL CAP A CLASS - 315805697

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        37,553   $        34,306             1,344
                                                                         ===============   ===============
Receivables: investments sold                                       16
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        37,569
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        37,569            29,300   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $        37,569            29,300
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                           (802)
                                                                                           ---------------
Net investment income (loss)                                                                          (794)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,543
Realized gain distributions                                                                          3,953
Net change in unrealized appreciation (depreciation)                                                 2,300
                                                                                           ---------------
Net gain (loss)                                                                                     20,796
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        20,002
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (794)  $               (641)
Net realized gain (loss)                                                      14,543                   (115)
Realized gain distributions                                                    3,953                     45
Net change in unrealized appreciation (depreciation)                           2,300                    947
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,002                    236
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,851                 79,194
Cost of units redeemed                                                      (118,807)                (4,892)
Account charges                                                                  (10)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                          (56,966)                74,297
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,964)                74,533
Net assets, beginning                                                         74,533                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             37,569   $             74,533
                                                                ====================   ====================

Units sold                                                                    33,608                 84,840
Units redeemed                                                               (83,637)                (5,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (50,029)                79,329
Units outstanding, beginning                                                  79,329                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,300                 79,329
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            141,045
Cost of units redeemed/account charges                                                             (123,714)
Net investment income (loss)                                                                         (1,435)
Net realized gain (loss)                                                                             14,428
Realized gain distributions                                                                           3,998
Net change in unrealized appreciation (depreciation)                                                  3,247
                                                                                       --------------------
Net assets                                                                             $             37,569
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                29   $            38              1.25%             36.5%
12/31/2012                        0.94                79                75              1.25%              4.7%
12/31/2011                        0.90                 0                 0              1.25%            -10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              1.00%             36.8%
12/31/2012                        0.94                 0                 0              1.00%              5.0%
12/31/2011                        0.90                 0                 0              1.00%            -10.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%             37.2%
12/31/2012                        0.95                 0                 0              0.75%              5.2%
12/31/2011                        0.90                 0                 0              0.75%            -10.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.50%             37.5%
12/31/2012                        0.95                 0                 0              0.50%              5.5%
12/31/2011                        0.90                 0                 0              0.50%             -9.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.25%             37.8%
12/31/2012                        0.95                 0                 0              0.25%              5.7%
12/31/2011                        0.90                 0                 0              0.25%             -9.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.00%             38.2%
12/31/2012                        0.96                 0                 0              0.00%              6.0%
12/31/2011                        0.90                 0                 0              0.00%             -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                                   $            --
Cost of units redeemed/account charges                                                                  --
Net investment income (loss)                                                                            --
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net assets                                                                                 $            --
                                                                                           ===============

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.25%            -0.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.00%            -0.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.75%            -0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%            -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.25%            -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.00%            -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED STOCK FUND T CLASS - 316127703 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations -                                                      --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.25%              3.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.75%              3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%              3.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR SMALL CAP FUND T CLASS - 315805663

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,164,409   $     9,282,676           418,268
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,375)
                                                       ---------------
Net assets                                             $    11,151,034
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,086,299         2,634,558   $          3.07
Band 100                                                         4,141             1,315              3.15
Band 75                                                             --                --              3.23
Band 50                                                        496,755           149,868              3.31
Band 25                                                             --                --              3.40
Band 0                                                       2,563,839           724,941              3.54
                                                       ---------------   ---------------
 Total                                                 $    11,151,034         3,510,682
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (104,065)
                                                                                           ---------------
Net investment income (loss)                                                                      (104,065)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           805,241
Realized gain distributions                                                                      1,208,586
Net change in unrealized appreciation (depreciation)                                             1,519,655
                                                                                           ---------------
Net gain (loss)                                                                                  3,533,482
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,429,417
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (104,065)  $           (111,990)
Net realized gain (loss)                                                     805,241                 13,190
Realized gain distributions                                                1,208,586                 40,026
Net change in unrealized appreciation (depreciation)                       1,519,655                570,722
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,429,417                511,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,727,336              1,708,812
Cost of units redeemed                                                    (5,850,062)            (3,123,902)
Account charges                                                               (2,980)                (4,104)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,125,706)            (1,419,194)
                                                                --------------------   --------------------
Net increase (decrease)                                                      303,711               (907,246)
Net assets, beginning                                                     10,847,323             11,754,569
                                                                --------------------   --------------------
Net assets, ending                                              $         11,151,034   $         10,847,323
                                                                ====================   ====================

Units sold                                                                 1,031,038              1,095,750
Units redeemed                                                            (2,209,554)            (1,736,339)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,178,516)              (640,589)
Units outstanding, beginning                                               4,689,198              5,329,787
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,510,682              4,689,198
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         27,205,938
Cost of units redeemed/account charges                                                          (21,558,056)
Net investment income (loss)                                                                       (550,123)
Net realized gain (loss)                                                                            459,241
Realized gain distributions                                                                       3,712,301
Net change in unrealized appreciation (depreciation)                                              1,881,733
                                                                                       --------------------
Net assets                                                                             $         11,151,034
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.07             2,635   $         8,086              1.25%             36.2%
12/31/2012                        2.25             3,700             8,336              1.25%              4.4%
12/31/2011                        2.16             4,291             9,258              1.25%             -6.1%
12/31/2010                        2.30             3,921             9,012              1.25%             16.1%
12/31/2009                        1.98             3,486             6,900              1.25%             26.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.15                 1   $             4              1.00%             36.6%
12/31/2012                        2.31                14                33              1.00%              4.7%
12/31/2011                        2.20                 7                15              1.00%             -5.9%
12/31/2010                        2.34                 4                 9              1.00%             16.4%
12/31/2009                        2.01                 0                 0              1.00%             26.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.23                 0   $             0              0.75%             36.9%
12/31/2012                        2.36                 0                 0              0.75%              5.0%
12/31/2011                        2.25                 0                 0              0.75%             -5.7%
12/31/2010                        2.38                 0                 0              0.75%             16.7%
12/31/2009                        2.04                 0                 0              0.75%             26.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.31               150   $           497              0.50%             37.3%
12/31/2012                        2.41               146               353              0.50%              5.2%
12/31/2011                        2.29               146               334              0.50%             -5.4%
12/31/2010                        2.43               131               319              0.50%             17.0%
12/31/2009                        2.07               121               250              0.50%             27.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.40                 0   $             0              0.25%             37.6%
12/31/2012                        2.47                 0                 0              0.25%              5.5%
12/31/2011                        2.34                 0                 0              0.25%             -5.2%
12/31/2010                        2.47                 0                 0              0.25%             17.3%
12/31/2009                        2.11                 0                 0              0.25%             27.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.54               725   $         2,564              0.00%             37.9%
12/31/2012                        2.56               829             2,126              0.00%              5.8%
12/31/2011                        2.42               886             2,148              0.00%             -5.0%
12/31/2010                        2.55               923             2,354              0.00%             17.6%
12/31/2009                        2.17               223               483              0.00%             27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED STOCK FUND I CLASS - 316127802 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%              3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%              3.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND A CLASS - 315792390

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       962,226   $       868,593            86,155
                                                                         ===============   ===============
Receivables: investments sold                                    1,855
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       964,081
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       964,081           868,116   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $       964,081           868,116
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,656
Mortality & expense charges                                                                        (13,705)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,049)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           163,503
Realized gain distributions                                                                         54,699
Net change in unrealized appreciation (depreciation)                                                12,423
                                                                                           ---------------
Net gain (loss)                                                                                    230,625
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       227,576
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,049)  $              6,478
Net realized gain (loss)                                                     163,503                 52,770
Realized gain distributions                                                   54,699                 21,885
Net change in unrealized appreciation (depreciation)                          12,423                 67,474
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            227,576                148,607
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     422,888                543,696
Cost of units redeemed                                                    (1,210,326)              (201,721)
Account charges                                                                 (373)                  (631)
                                                                --------------------   --------------------
Increase (decrease)                                                         (787,811)               341,344
                                                                --------------------   --------------------
Net increase (decrease)                                                     (560,235)               489,951
Net assets, beginning                                                      1,524,316              1,034,365
                                                                --------------------   --------------------
Net assets, ending                                              $            964,081   $          1,524,316
                                                                ====================   ====================

Units sold                                                                   427,210              1,043,596
Units redeemed                                                            (1,186,763)              (673,188)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (759,553)               370,408
Units outstanding, beginning                                               1,627,669              1,257,261
                                                                --------------------   --------------------
Units outstanding, ending                                                    868,116              1,627,669
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,041,959
Cost of units redeemed/account charges                                                           (1,539,386)
Net investment income (loss)                                                                         10,413
Net realized gain (loss)                                                                            254,671
Realized gain distributions                                                                         102,791
Net change in unrealized appreciation (depreciation)                                                 93,633
                                                                                       --------------------
Net assets                                                                             $            964,081
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               868   $           964              1.25%             19.4%
12/31/2012                        0.93             1,470             1,367              1.25%             13.0%
12/31/2011                        0.82             1,257             1,034              1.25%             -6.2%
12/31/2010                        0.88               759               666              1.25%             14.8%
12/31/2009                        0.76               516               394              1.25%             31.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             19.7%
12/31/2012                        0.94                 0                 0              1.00%             13.3%
12/31/2011                        0.83                 0                 0              1.00%             -6.0%
12/31/2010                        0.89                 0                 0              1.00%             15.1%
12/31/2009                        0.77                 0                 0              1.00%             31.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             20.0%
12/31/2012                        0.96                 0                 0              0.75%             13.6%
12/31/2011                        0.84                 0                 0              0.75%             -5.8%
12/31/2010                        0.89                 0                 0              0.75%             15.4%
12/31/2009                        0.77                 0                 0              0.75%             32.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.50%             20.3%
12/31/2012                        0.97                 0                 0              0.50%             13.9%
12/31/2011                        0.85                 0                 0              0.50%             -5.5%
12/31/2010                        0.90                 0                 0              0.50%             15.7%
12/31/2009                        0.78                 0                 0              0.50%             32.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%             20.6%
12/31/2012                        0.98                 0                 0              0.25%             14.2%
12/31/2011                        0.86                 0                 0              0.25%             -5.3%
12/31/2010                        0.91                 0                 0              0.25%             16.0%
12/31/2009                        0.78                 0                 0              0.25%             32.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             20.9%
12/31/2012                        1.00               158               158              0.00%             14.5%
12/31/2011                        0.87                 0                 0              0.00%             -5.1%
12/31/2010                        0.92                 0                 0              0.00%             16.2%
12/31/2009                        0.79                 0                 0              0.00%             33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.7%
                2011               1.6%
                2010               1.4%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND T CLASS - 315805408

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        96,064   $        84,429             3,289
                                                                         ===============   ===============
Receivables: investments sold                                    1,135
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        97,199
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        97,199            39,888   $          2.44
Band 100                                                            --                --              2.50
Band 75                                                             --                --              2.57
Band 50                                                             --                --              2.63
Band 25                                                             --                --              2.70
Band 0                                                              --                --              2.80
                                                       ---------------   ---------------
 Total                                                 $        97,199            39,888
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,537)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,537)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,346
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,797
                                                                                           ---------------
Net gain (loss)                                                                                     33,143
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        31,606
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,537)  $               (939)
Net realized gain (loss)                                                      27,346                 13,732
Realized gain distributions                                                       --                    188
Net change in unrealized appreciation (depreciation)                           5,797                    (31)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,606                 12,950
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     121,985                161,575
Cost of units redeemed                                                      (159,595)              (150,925)
Account charges                                                                 (370)                   (87)
                                                                --------------------   --------------------
Increase (decrease)                                                          (37,980)                10,563
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,374)                23,513
Net assets, beginning                                                        103,573                 80,060
                                                                --------------------   --------------------
Net assets, ending                                              $             97,199   $            103,573
                                                                ====================   ====================

Units sold                                                                    56,190                110,951
Units redeemed                                                               (71,138)              (105,929)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,948)                 5,022
Units outstanding, beginning                                                  54,836                 49,814
                                                                --------------------   --------------------
Units outstanding, ending                                                     39,888                 54,836
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            970,381
Cost of units redeemed/account charges                                                           (1,025,749)
Net investment income (loss)                                                                        (22,971)
Net realized gain (loss)                                                                             55,392
Realized gain distributions                                                                         108,511
Net change in unrealized appreciation (depreciation)                                                 11,635
                                                                                       --------------------
Net assets                                                                             $             97,199
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.44                40   $            97              1.25%             29.0%
12/31/2012                        1.89                55               104              1.25%             17.5%
12/31/2011                        1.61                50                80              1.25%             -6.4%
12/31/2010                        1.72               140               241              1.25%             22.2%
12/31/2009                        1.40               135               190              1.25%             44.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.50                 0   $             0              1.00%             29.3%
12/31/2012                        1.93                 0                 0              1.00%             17.8%
12/31/2011                        1.64                 0                 0              1.00%             -6.2%
12/31/2010                        1.75                 0                 0              1.00%             22.5%
12/31/2009                        1.43                 0                 0              1.00%             45.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.57                 0   $             0              0.75%             29.7%
12/31/2012                        1.98                 0                 0              0.75%             18.1%
12/31/2011                        1.67                 0                 0              0.75%             -5.9%
12/31/2010                        1.78                 0                 0              0.75%             22.8%
12/31/2009                        1.45                 0                 0              0.75%             45.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63                 0   $             0              0.50%             30.0%
12/31/2012                        2.02                 0                 0              0.50%             18.4%
12/31/2011                        1.71                 0                 0              0.50%             -5.7%
12/31/2010                        1.81                 0                 0              0.50%             23.1%
12/31/2009                        1.47                 0                 0              0.50%             45.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.70                 0   $             0              0.25%             30.3%
12/31/2012                        2.07                 0                 0              0.25%             18.7%
12/31/2011                        1.75                 0                 0              0.25%             -5.5%
12/31/2010                        1.85                 0                 0              0.25%             23.4%
12/31/2009                        1.50                 0                 0              0.25%             46.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.80                 0   $             0              0.00%             30.6%
12/31/2012                        2.14                 0                 0              0.00%             19.0%
12/31/2011                        1.80                 0                 0              0.00%             -5.2%
12/31/2010                        1.90                 0                 0              0.00%             23.7%
12/31/2009                        1.53                 0                 0              0.00%             46.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.4%
                2011               0.1%
                2010               0.0%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND T CLASS - 315792366

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,726,568   $     4,129,389           424,784
                                                                         ===============   ===============
Receivables: investments sold                                    5,532
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,732,100
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,381,244         3,095,269   $          1.09
Band 100                                                         7,575             6,821              1.11
Band 75                                                             --                --              1.13
Band 50                                                         22,775            19,841              1.15
Band 25                                                             --                --              1.17
Band 0                                                       1,320,506         1,113,020              1.19
                                                       ---------------   ---------------
 Total                                                 $     4,732,100         4,234,951
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        40,827
Mortality & expense charges                                                                        (44,092)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,265)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           540,367
Realized gain distributions                                                                        238,999
Net change in unrealized appreciation (depreciation)                                                89,705
                                                                                           ---------------
Net gain (loss)                                                                                    869,071
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       865,806
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,265)  $             12,515
Net realized gain (loss)                                                     540,367                197,456
Realized gain distributions                                                  238,999                 82,195
Net change in unrealized appreciation (depreciation)                          89,705                277,262
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            865,806                569,428
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     209,807              1,287,780
Cost of units redeemed                                                    (1,076,164)            (1,566,494)
Account charges                                                               (5,312)                (8,933)
                                                                --------------------   --------------------
Increase (decrease)                                                         (871,669)              (287,647)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,863)               281,781
Net assets, beginning                                                      4,737,963              4,456,182
                                                                --------------------   --------------------
Net assets, ending                                              $          4,732,100   $          4,737,963
                                                                ====================   ====================

Units sold                                                                 2,255,740              1,968,115
Units redeemed                                                            (3,100,062)            (2,300,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (844,322)              (332,581)
Units outstanding, beginning                                               5,079,273              5,411,854
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,234,951              5,079,273
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,851,207
Cost of units redeemed/account charges                                                           (4,207,518)
Net investment income (loss)                                                                         37,634
Net realized gain (loss)                                                                            995,924
Realized gain distributions                                                                         457,674
Net change in unrealized appreciation (depreciation)                                                597,179
                                                                                       --------------------
Net assets                                                                             $          4,732,100
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09             3,095   $         3,381              1.25%             19.1%
12/31/2012                        0.92             3,857             3,537              1.25%             12.7%
12/31/2011                        0.81             4,278             3,480              1.25%             -6.5%
12/31/2010                        0.87             3,834             3,335              1.25%             14.5%
12/31/2009                        0.76             2,901             2,205              1.25%             31.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 7   $             8              1.00%             19.4%
12/31/2012                        0.93                 0                 0              1.00%             13.0%
12/31/2011                        0.82                 0                 0              1.00%             -6.3%
12/31/2010                        0.88                 0                 0              1.00%             14.8%
12/31/2009                        0.76                 0                 0              1.00%             31.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%             19.7%
12/31/2012                        0.94                 0                 0              0.75%             13.3%
12/31/2011                        0.83                 0                 0              0.75%             -6.0%
12/31/2010                        0.89                 0                 0              0.75%             15.0%
12/31/2009                        0.77                 0                 0              0.75%             31.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                20   $            23              0.50%             20.0%
12/31/2012                        0.96                 9                 9              0.50%             13.6%
12/31/2011                        0.84                 5                 4              0.50%             -5.8%
12/31/2010                        0.89                 0                 0              0.50%             15.3%
12/31/2009                        0.78                 0                 0              0.50%             32.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.25%             20.3%
12/31/2012                        0.97                 0                 0              0.25%             13.9%
12/31/2011                        0.85                 0                 0              0.25%             -5.6%
12/31/2010                        0.90                 0                 0              0.25%             15.6%
12/31/2009                        0.78                 0                 0              0.25%             32.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19             1,113   $         1,321              0.00%             20.6%
12/31/2012                        0.98             1,213             1,192              0.00%             14.1%
12/31/2011                        0.86             1,129               973              0.00%             -5.3%
12/31/2010                        0.91               862               785              0.00%             15.9%
12/31/2009                        0.79               676               531              0.00%             32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.3%
                2011               1.1%
                2010               1.1%
                2009               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND A CLASS - 315792341

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       658,539   $       626,564            59,124
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,662)
                                                       ---------------
Net assets                                             $       656,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       656,877           599,525   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $       656,877           599,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,266
Mortality & expense charges                                                                         (9,478)
                                                                                           ---------------
Net investment income (loss)                                                                          (212)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           418,547
Realized gain distributions                                                                         87,506
Net change in unrealized appreciation (depreciation)                                               (46,511)
                                                                                           ---------------
Net gain (loss)                                                                                    459,542
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       459,330
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (212)  $             34,121
Net realized gain (loss)                                                     418,547                 28,429
Realized gain distributions                                                   87,506                 14,513
Net change in unrealized appreciation (depreciation)                         (46,511)               122,292
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            459,330                199,355
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     778,367              5,000,611
Cost of units redeemed                                                    (3,795,038)            (2,784,543)
Account charges                                                               (1,022)                (1,409)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,017,693)             2,214,659
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,558,363)             2,414,014
Net assets, beginning                                                      3,215,240                801,226
                                                                --------------------   --------------------
Net assets, ending                                              $            656,877   $          3,215,240
                                                                ====================   ====================

Units sold                                                                   778,060              6,047,984
Units redeemed                                                            (3,529,720)            (3,687,749)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,751,660)             2,360,235
Units outstanding, beginning                                               3,351,185                990,950
                                                                --------------------   --------------------
Units outstanding, ending                                                    599,525              3,351,185
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,863,812
Cost of units redeemed/account charges                                                           (6,981,303)
Net investment income (loss)                                                                         35,979
Net realized gain (loss)                                                                            579,847
Realized gain distributions                                                                         126,567
Net change in unrealized appreciation (depreciation)                                                 31,975
                                                                                       --------------------
Net assets                                                                             $            656,877
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10               600   $           657              1.25%             19.7%
12/31/2012                        0.92             1,144             1,048              1.25%             13.2%
12/31/2011                        0.81               991               801              1.25%             -6.8%
12/31/2010                        0.87               728               632              1.25%             15.0%
12/31/2009                        0.75               599               452              1.25%             32.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%             20.0%
12/31/2012                        0.93                 0                 0              1.00%             13.5%
12/31/2011                        0.82                 0                 0              1.00%             -6.6%
12/31/2010                        0.88                 0                 0              1.00%             15.3%
12/31/2009                        0.76                 0                 0              1.00%             32.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%             20.3%
12/31/2012                        0.94                 0                 0              0.75%             13.8%
12/31/2011                        0.83                 0                 0              0.75%             -6.3%
12/31/2010                        0.88                 0                 0              0.75%             15.6%
12/31/2009                        0.76                 0                 0              0.75%             32.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.50%             20.6%
12/31/2012                        0.95                 0                 0              0.50%             14.1%
12/31/2011                        0.84                 0                 0              0.50%             -6.1%
12/31/2010                        0.89                 0                 0              0.50%             15.8%
12/31/2009                        0.77                 0                 0              0.50%             33.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.25%             20.9%
12/31/2012                        0.97                 0                 0              0.25%             14.4%
12/31/2011                        0.85                 0                 0              0.25%             -5.9%
12/31/2010                        0.90                 0                 0              0.25%             16.1%
12/31/2009                        0.77                 0                 0              0.25%             33.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.00%             21.2%
12/31/2012                        0.98             2,207             2,167              0.00%             14.7%
12/31/2011                        0.86                 0                 0              0.00%             -5.6%
12/31/2010                        0.91                 0                 0              0.00%             16.4%
12/31/2009                        0.78                 0                 0              0.00%             33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               2.3%
                2011               1.4%
                2010               1.3%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR DIVIDEND GROWTH T CLASS - 315805630

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,100,811   $       859,771            63,037
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (804)
                                                       ---------------
Net assets                                             $     1,100,007
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,095,186           574,454   $          1.91
Band 100                                                         4,821             2,465              1.96
Band 75                                                             --                --              2.01
Band 50                                                             --                --              2.06
Band 25                                                             --                --              2.11
Band 0                                                              --                --              2.20
                                                       ---------------   ---------------
 Total                                                 $     1,100,007           576,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,458
Mortality & expense charges                                                                        (11,451)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,993)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,524
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               163,876
                                                                                           ---------------
Net gain (loss)                                                                                    240,400
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       232,407
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,993)  $             (4,387)
Net realized gain (loss)                                                      76,524                 31,115
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         163,876                 64,719
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            232,407                 91,447
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     393,257                302,975
Cost of units redeemed                                                      (286,135)              (195,237)
Account charges                                                                 (171)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                          106,951                107,636
                                                                --------------------   --------------------
Net increase (decrease)                                                      339,358                199,083
Net assets, beginning                                                        760,649                561,566
                                                                --------------------   --------------------
Net assets, ending                                              $          1,100,007   $            760,649
                                                                ====================   ====================

Units sold                                                                   241,366                206,522
Units redeemed                                                              (179,970)              (134,981)
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,396                 71,541
Units outstanding, beginning                                                 515,523                443,982
                                                                --------------------   --------------------
Units outstanding, ending                                                    576,919                515,523
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,231,022
Cost of units redeemed/account charges                                                           (1,468,494)
Net investment income (loss)                                                                        (37,592)
Net realized gain (loss)                                                                             90,664
Realized gain distributions                                                                          43,367
Net change in unrealized appreciation (depreciation)                                                241,040
                                                                                       --------------------
Net assets                                                                             $          1,100,007
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91               574   $         1,095              1.25%             29.2%
12/31/2012                        1.48               513               757              1.25%             16.7%
12/31/2011                        1.26               442               559              1.25%            -10.2%
12/31/2010                        1.41               335               472              1.25%             19.5%
12/31/2009                        1.18               465               548              1.25%             51.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 2   $             5              1.00%             29.5%
12/31/2012                        1.51                 2                 3              1.00%             16.9%
12/31/2011                        1.29                 2                 2              1.00%             -9.9%
12/31/2010                        1.43                 0                 0              1.00%             19.8%
12/31/2009                        1.20                 9                10              1.00%             51.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              0.75%             29.9%
12/31/2012                        1.55                 0                 0              0.75%             17.2%
12/31/2011                        1.32                 0                 0              0.75%             -9.7%
12/31/2010                        1.46                 0                 0              0.75%             20.1%
12/31/2009                        1.22                 0                 0              0.75%             51.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.50%             30.2%
12/31/2012                        1.58                 0                 0              0.50%             17.5%
12/31/2011                        1.35                 0                 0              0.50%             -9.5%
12/31/2010                        1.49                 0                 0              0.50%             20.4%
12/31/2009                        1.23                 0                 0              0.50%             52.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.25%             30.5%
12/31/2012                        1.62                 0                 0              0.25%             17.8%
12/31/2011                        1.37                 0                 0              0.25%             -9.3%
12/31/2010                        1.51                 0                 0              0.25%             20.7%
12/31/2009                        1.25                 0                 0              0.25%             52.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.20                 0   $             0              0.00%             30.8%
12/31/2012                        1.68                 0                 0              0.00%             18.1%
12/31/2011                        1.42                 0                 0              0.00%             -9.0%
12/31/2010                        1.57                 0                 0              0.00%             21.0%
12/31/2009                        1.29                 0                 0              0.00%             52.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND T CLASS - 315792317

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,641,002   $     3,135,911           329,222
                                                                         ===============   ===============
Receivables: investments sold                                    6,781
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,647,783
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,539,134         2,353,264   $          1.08
Band 100                                                        60,204            54,881              1.10
Band 75                                                             --                --              1.12
Band 50                                                         46,671            41,163              1.13
Band 25                                                             --                --              1.15
Band 0                                                       1,001,774           854,837              1.17
                                                       ---------------   ---------------
 Total                                                 $     3,647,783         3,304,145
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,884
Mortality & expense charges                                                                        (33,301)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,417)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           243,153
Realized gain distributions                                                                        183,780
Net change in unrealized appreciation (depreciation)                                               235,548
                                                                                           ---------------
Net gain (loss)                                                                                    662,481
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       660,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,417)  $              8,699
Net realized gain (loss)                                                     243,153                 96,951
Realized gain distributions                                                  183,780                 16,207
Net change in unrealized appreciation (depreciation)                         235,548                281,112
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            660,064                402,969
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     521,950                956,377
Cost of units redeemed                                                      (892,913)              (971,953)
Account charges                                                               (8,005)                (7,549)
                                                                --------------------   --------------------
Increase (decrease)                                                         (378,968)               (23,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                      281,096                379,844
Net assets, beginning                                                      3,366,687              2,986,843
                                                                --------------------   --------------------
Net assets, ending                                              $          3,647,783   $          3,366,687
                                                                ====================   ====================

Units sold                                                                 1,535,590              1,675,945
Units redeemed                                                            (1,889,116)            (1,699,915)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (353,526)               (23,970)
Units outstanding, beginning                                               3,657,671              3,681,641
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,304,145              3,657,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,547,620
Cost of units redeemed/account charges                                                           (3,299,205)
Net investment income (loss)                                                                         23,115
Net realized gain (loss)                                                                            572,613
Realized gain distributions                                                                         298,549
Net change in unrealized appreciation (depreciation)                                                505,091
                                                                                       --------------------
Net assets                                                                             $          3,647,783
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08             2,353   $         2,539              1.25%             19.3%
12/31/2012                        0.90             2,706             2,446              1.25%             13.0%
12/31/2011                        0.80             2,778             2,222              1.25%             -6.9%
12/31/2010                        0.86             2,559             2,200              1.25%             14.5%
12/31/2009                        0.75             1,915             1,438              1.25%             32.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                55   $            60              1.00%             19.6%
12/31/2012                        0.92                37                34              1.00%             13.3%
12/31/2011                        0.81                31                25              1.00%             -6.7%
12/31/2010                        0.87                 7                 6              1.00%             14.8%
12/31/2009                        0.76                 5                 4              1.00%             32.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             19.9%
12/31/2012                        0.93                 0                 0              0.75%             13.6%
12/31/2011                        0.82                 0                 0              0.75%             -6.5%
12/31/2010                        0.88                 0                 0              0.75%             15.1%
12/31/2009                        0.76                 0                 0              0.75%             32.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                41   $            47              0.50%             20.2%
12/31/2012                        0.94                25                24              0.50%             13.9%
12/31/2011                        0.83                26                21              0.50%             -6.2%
12/31/2010                        0.88                19                17              0.50%             15.4%
12/31/2009                        0.77                 0                 0              0.50%             33.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%             20.5%
12/31/2012                        0.96                 0                 0              0.25%             14.1%
12/31/2011                        0.84                 0                 0              0.25%             -6.0%
12/31/2010                        0.89                 0                 0              0.25%             15.7%
12/31/2009                        0.77                 0                 0              0.25%             33.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17               855   $         1,002              0.00%             20.8%
12/31/2012                        0.97               890               863              0.00%             14.4%
12/31/2011                        0.85               847               718              0.00%             -5.8%
12/31/2010                        0.90               584               525              0.00%             15.9%
12/31/2009                        0.78               469               364              0.00%             33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.2%
                2011               1.0%
                2010               1.1%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND A CLASS - 315793844

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        31,340   $        30,681             2,732
                                                                         ===============   ===============
Receivables: investments sold                                      297
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        31,637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        31,637            22,668   $          1.40
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $        31,637            22,668
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           277
Mortality & expense charges                                                                           (199)
                                                                                           ---------------
Net investment income (loss)                                                                            78
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,579
Realized gain distributions                                                                            904
Net change in unrealized appreciation (depreciation)                                                   (22)
                                                                                           ---------------
Net gain (loss)                                                                                      4,461
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,539
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 78   $                185
Net realized gain (loss)                                                       3,579                   (802)
Realized gain distributions                                                      904                     44
Net change in unrealized appreciation (depreciation)                             (22)                   681
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,539                    108
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,473                 20,542
Cost of units redeemed                                                       (12,056)                   158
Account charges                                                                 (127)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,290                 20,700
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,829                 20,808
Net assets, beginning                                                         20,808                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             31,637   $             20,808
                                                                ====================   ====================

Units sold                                                                    47,122                246,971
Units redeemed                                                               (42,384)              (229,041)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,738                 17,930
Units outstanding, beginning                                                  17,930                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     22,668                 17,930
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             39,015
Cost of units redeemed/account charges                                                              (12,025)
Net investment income (loss)                                                                            263
Net realized gain (loss)                                                                              2,777
Realized gain distributions                                                                             948
Net change in unrealized appreciation (depreciation)                                                    659
                                                                                       --------------------
Net assets                                                                             $             31,637
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                23   $            32              1.25%             20.5%
12/31/2012                        1.16                16                18              1.25%             13.4%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             20.8%
12/31/2012                        1.16                 0                 0              1.00%             13.7%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             21.1%
12/31/2012                        1.17                 0                 0              0.75%             14.0%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             21.4%
12/31/2012                        1.17                 0                 0              0.50%             14.2%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             21.7%
12/31/2012                        1.17                 0                 0              0.25%             14.5%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             22.0%
12/31/2012                        1.18                 2                 3              0.00%             14.8%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               2.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND T CLASS - 315920694

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       147,659   $       147,288             7,449
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $       147,654
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       147,654            64,801   $          2.28
Band 100                                                            --                --              2.34
Band 75                                                             --                --              2.40
Band 50                                                             --                --              2.46
Band 25                                                             --                --              2.52
Band 0                                                              --                --              2.63
                                                       ---------------   ---------------
 Total                                                 $       147,654            64,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,012
Mortality & expense charges                                                                         (1,668)
                                                                                           ---------------
Net investment income (loss)                                                                          (656)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (381)
Realized gain distributions                                                                          1,254
Net change in unrealized appreciation (depreciation)                                                29,080
                                                                                           ---------------
Net gain (loss)                                                                                     29,953
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (656)  $               (188)
Net realized gain (loss)                                                        (381)                  (684)
Realized gain distributions                                                    1,254                    458
Net change in unrealized appreciation (depreciation)                          29,080                 19,404
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,297                 18,990
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                     --
Cost of units redeemed                                                        (3,763)                  (687)
Account charges                                                                   (6)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,769)                  (693)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,528                 18,297
Net assets, beginning                                                        122,126                103,829
                                                                --------------------   --------------------
Net assets, ending                                              $            147,654   $            122,126
                                                                ====================   ====================

Units sold                                                                         0                     --
Units redeemed                                                                (1,746)                  (402)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,746)                  (402)
Units outstanding, beginning                                                  66,547                 66,949
                                                                --------------------   --------------------
Units outstanding, ending                                                     64,801                 66,547
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            722,789
Cost of units redeemed/account charges                                                             (755,097)
Net investment income (loss)                                                                         (8,695)
Net realized gain (loss)                                                                             99,048
Realized gain distributions                                                                          89,238
Net change in unrealized appreciation (depreciation)                                                    371
                                                                                       --------------------
Net assets                                                                             $            147,654
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                65   $           148              1.25%             24.2%
12/31/2012                        1.84                67               122              1.25%             18.3%
12/31/2011                        1.55                67               104              1.25%            -15.0%
12/31/2010                        1.82                83               151              1.25%              8.2%
12/31/2009                        1.69                86               145              1.25%             21.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34                 0   $             0              1.00%             24.5%
12/31/2012                        1.88                 0                 0              1.00%             18.6%
12/31/2011                        1.58                 0                 0              1.00%            -14.8%
12/31/2010                        1.86                 0                 0              1.00%              8.5%
12/31/2009                        1.71                 0                 0              1.00%             21.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40                 0   $             0              0.75%             24.8%
12/31/2012                        1.92                 0                 0              0.75%             18.9%
12/31/2011                        1.62                 0                 0              0.75%            -14.6%
12/31/2010                        1.89                 0                 0              0.75%              8.8%
12/31/2009                        1.74                 0                 0              0.75%             21.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.46                 0   $             0              0.50%             25.1%
12/31/2012                        1.97                 0                 0              0.50%             19.2%
12/31/2011                        1.65                 0                 0              0.50%            -14.4%
12/31/2010                        1.93                 0                 0              0.50%              9.0%
12/31/2009                        1.77                 0                 0              0.50%             22.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.52                 0   $             0              0.25%             25.4%
12/31/2012                        2.01                 0                 0              0.25%             19.5%
12/31/2011                        1.68                 0                 0              0.25%            -14.1%
12/31/2010                        1.96                 0                 0              0.25%              9.3%
12/31/2009                        1.79                 0                 0              0.25%             22.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63                 0   $             0              0.00%             25.7%
12/31/2012                        2.09                 0                 0              0.00%             19.8%
12/31/2011                        1.75                 0                 0              0.00%            -13.9%
12/31/2010                        2.03                 0                 0              0.00%              9.6%
12/31/2009                        1.85                 0                 0              0.00%             22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.1%
                2011               0.8%
                2010               1.0%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND T CLASS - 315793794

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       203,542   $       192,387            17,712
                                                                         ===============   ===============
Receivables: investments sold                                    1,218
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       204,760
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       177,569           127,921   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.40
Band 50                                                          7,902             5,600              1.41
Band 25                                                             --                --              1.42
Band 0                                                          19,289            13,520              1.43
                                                       ---------------   ---------------
 Total                                                 $       204,760           147,041
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,461
Mortality & expense charges                                                                         (1,412)
                                                                                           ---------------
Net investment income (loss)                                                                            49
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,362
Realized gain distributions                                                                          4,965
Net change in unrealized appreciation (depreciation)                                                10,121
                                                                                           ---------------
Net gain (loss)                                                                                     24,448
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        24,497
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 49   $                191
Net realized gain (loss)                                                       9,362                    (42)
Realized gain distributions                                                    4,965                    154
Net change in unrealized appreciation (depreciation)                          10,121                  1,034
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,497                  1,337
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     224,037                 35,518
Cost of units redeemed                                                       (77,654)                (2,313)
Account charges                                                                 (570)                   (92)
                                                                --------------------   --------------------
Increase (decrease)                                                          145,813                 33,113
                                                                --------------------   --------------------
Net increase (decrease)                                                      170,310                 34,450
Net assets, beginning                                                         34,450                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            204,760   $             34,450
                                                                ====================   ====================

Units sold                                                                   192,017                 33,193
Units redeemed                                                               (74,743)                (3,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                      117,274                 29,767
Units outstanding, beginning                                                  29,767                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    147,041                 29,767
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            259,555
Cost of units redeemed/account charges                                                              (80,629)
Net investment income (loss)                                                                            240
Net realized gain (loss)                                                                              9,320
Realized gain distributions                                                                           5,119
Net change in unrealized appreciation (depreciation)                                                 11,155
                                                                                       --------------------
Net assets                                                                             $            204,760
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39               128   $           178              1.25%             20.1%
12/31/2012                        1.16                27                31              1.25%             13.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             20.4%
12/31/2012                        1.16                 0                 0              1.00%             13.5%
12/31/2011                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             20.7%
12/31/2012                        1.16                 0                 0              0.75%             13.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 6   $             8              0.50%             21.0%
12/31/2012                        1.17                 0                 0              0.50%             14.1%
12/31/2011                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             21.3%
12/31/2012                        1.17                 0                 0              0.25%             14.4%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                14   $            19              0.00%             21.6%
12/31/2012                        1.17                 3                 3              0.00%             14.6%
12/31/2011                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FIDELITY ADVISOR REAL ESTATE A CLASS - 315918342

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,422,336   $     1,486,975            77,971
                                                                         ===============   ===============
Receivables: investments sold                                   74,721
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,497,057
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,497,057         1,288,729   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $     1,497,057         1,288,729
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,734
Mortality & expense charges                                                                        (10,607)
                                                                                           ---------------
Net investment income (loss)                                                                         3,127
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,102
Realized gain distributions                                                                         30,429
Net change in unrealized appreciation (depreciation)                                               (81,872)
                                                                                           ---------------
Net gain (loss)                                                                                    (28,341)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (25,214)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,127   $                284
Net realized gain (loss)                                                      23,102                  1,123
Realized gain distributions                                                   30,429                  2,218
Net change in unrealized appreciation (depreciation)                         (81,872)                15,505
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,214)                19,130
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,617,223                175,180
Cost of units redeemed                                                      (351,559)                (9,682)
Account charges                                                               (3,009)                  (660)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,262,655                164,838
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,237,441                183,968
Net assets, beginning                                                        259,616                 75,648
                                                                --------------------   --------------------
Net assets, ending                                              $          1,497,057   $            259,616
                                                                ====================   ====================

Units sold                                                                 1,363,683                157,004
Units redeemed                                                              (298,832)                (9,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,064,851                147,792
Units outstanding, beginning                                                 223,878                 76,086
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,288,729                223,878
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,875,337
Cost of units redeemed/account charges                                                             (373,961)
Net investment income (loss)                                                                          3,445
Net realized gain (loss)                                                                             24,228
Realized gain distributions                                                                          32,647
Net change in unrealized appreciation (depreciation)                                                (64,639)
                                                                                       --------------------
Net assets                                                                             $          1,497,057
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16             1,289   $         1,497              1.25%              0.2%
12/31/2012                        1.16               224               260              1.25%             16.6%
12/31/2011                        0.99                76                76              1.25%             -0.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              1.00%              0.4%
12/31/2012                        1.16                 0                 0              1.00%             16.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.75%              0.7%
12/31/2012                        1.17                 0                 0              0.75%             17.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%              0.9%
12/31/2012                        1.17                 0                 0              0.50%             17.5%
12/31/2011                        1.00                 0                 0              0.50%             -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%              1.2%
12/31/2012                        1.18                 0                 0              0.25%             17.8%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.00%              1.4%
12/31/2012                        1.18                 0                 0              0.00%             18.1%
12/31/2011                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               1.4%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR STOCK SELECTOR ALL CAP T CLASS - 316066794

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       259,094   $       218,035             7,287
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (13)
                                                       ---------------
Net assets                                             $       259,081
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       259,081           193,156   $          1.34
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $       259,081           193,156
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           575
Mortality & expense charges                                                                         (2,558)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,983)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,220
Realized gain distributions                                                                         13,611
Net change in unrealized appreciation (depreciation)                                                37,748
                                                                                           ---------------
Net gain (loss)                                                                                     58,579
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        56,596
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,983)  $                (55)
Net realized gain (loss)                                                       7,220                     97
Realized gain distributions                                                   13,611                    129
Net change in unrealized appreciation (depreciation)                          37,748                  3,311
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             56,596                  3,482
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,912                181,936
Cost of units redeemed                                                       (52,034)                (4,720)
Account charges                                                                  (75)                   (16)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,803                177,200
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,399                180,682
Net assets, beginning                                                        180,682                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            259,081   $            180,682
                                                                ====================   ====================

Units sold                                                                    65,178                181,941
Units redeemed                                                               (49,313)                (4,650)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,865                177,291
Units outstanding, beginning                                                 177,291                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    193,156                177,291
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            255,848
Cost of units redeemed/account charges                                                              (56,845)
Net investment income (loss)                                                                         (2,038)
Net realized gain (loss)                                                                              7,317
Realized gain distributions                                                                          13,740
Net change in unrealized appreciation (depreciation)                                                 41,059
                                                                                       --------------------
Net assets                                                                             $            259,081
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34               193   $           259              1.25%             31.6%
12/31/2012                        1.02               177               181              1.25%              1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              1.00%             31.9%
12/31/2012                        1.02                 0                 0              1.00%              2.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.75%             32.3%
12/31/2012                        1.02                 0                 0              0.75%              2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             32.6%
12/31/2012                        1.02                 0                 0              0.50%              2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             32.9%
12/31/2012                        1.02                 0                 0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             33.3%
12/31/2012                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FIDELITY ADVISOR REAL ESTATE T CLASS - 315918318

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       185,100   $       203,231             9,742
                                                                         ===============   ===============
Receivables: investments sold                                    1,965
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       187,065
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       187,065           161,912   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $       187,065           161,912
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,402
Mortality & expense charges                                                                         (2,678)
                                                                                           ---------------
Net investment income (loss)                                                                          (276)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,615
Realized gain distributions                                                                          5,152
Net change in unrealized appreciation (depreciation)                                               (31,203)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,436)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (5,712)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (276)  $               (216)
Net realized gain (loss)                                                      20,615                 15,803
Realized gain distributions                                                    5,152                  1,305
Net change in unrealized appreciation (depreciation)                         (31,203)                (1,850)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,712)                15,042
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,366                 80,087
Cost of units redeemed                                                      (130,918)               (21,367)
Account charges                                                                  (19)                   (40)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,429                 58,680
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,717                 73,722
Net assets, beginning                                                        156,348                 82,626
                                                                --------------------   --------------------
Net assets, ending                                              $            187,065   $            156,348
                                                                ====================   ====================

Units sold                                                                   141,232                112,784
Units redeemed                                                              (114,674)               (60,622)
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,558                 52,162
Units outstanding, beginning                                                 135,354                 83,192
                                                                --------------------   --------------------
Units outstanding, ending                                                    161,912                135,354
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            315,074
Cost of units redeemed/account charges                                                             (152,366)
Net investment income (loss)                                                                           (411)
Net realized gain (loss)                                                                             36,442
Realized gain distributions                                                                           6,457
Net change in unrealized appreciation (depreciation)                                                (18,131)
                                                                                       --------------------
Net assets                                                                             $            187,065
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16               162   $           187              1.25%              0.0%
12/31/2012                        1.16               135               156              1.25%             16.3%
12/31/2011                        0.99                83                83              1.25%             -0.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              1.00%              0.3%
12/31/2012                        1.16                 0                 0              1.00%             16.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.75%              0.5%
12/31/2012                        1.16                 0                 0              0.75%             16.9%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.50%              0.8%
12/31/2012                        1.17                 0                 0              0.50%             17.2%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.25%              1.0%
12/31/2012                        1.17                 0                 0              0.25%             17.5%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.00%              1.3%
12/31/2012                        1.18                 0                 0              0.00%             17.8%
12/31/2011                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.0%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY VIP EQUITY INCOME INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,728,758   $    14,002,097           648,461
                                                                         ===============   ===============
Receivables: investments sold                                  373,902
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,102,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,102,660         4,242,896   $          3.56
Band 100                                                            --                --              3.65
Band 75                                                             --                --              3.75
Band 50                                                             --                --              3.84
Band 25                                                             --                --              3.94
Band 0                                                              --                --              4.50
                                                       ---------------   ---------------
 Total                                                 $    15,102,660         4,242,896
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       346,179
Mortality & expense charges                                                                       (168,740)
                                                                                           ---------------
Net investment income (loss)                                                                       177,439
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            46,195
Realized gain distributions                                                                        915,200
Net change in unrealized appreciation (depreciation)                                             1,992,886
                                                                                           ---------------
Net gain (loss)                                                                                  2,954,281
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,131,720
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            177,439   $            213,103
Net realized gain (loss)                                                      46,195               (268,484)
Realized gain distributions                                                  915,200                744,213
Net change in unrealized appreciation (depreciation)                       1,992,886              1,034,938
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,131,720              1,723,770
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,753,968                940,137
Cost of units redeemed                                                    (3,559,843)            (2,346,541)
Account charges                                                               (4,164)                (4,224)
                                                                --------------------   --------------------
Increase (decrease)                                                          189,961             (1,410,628)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,321,681                313,142
Net assets, beginning                                                     11,780,979             11,467,837
                                                                --------------------   --------------------
Net assets, ending                                              $         15,102,660   $         11,780,979
                                                                ====================   ====================

Units sold                                                                 1,175,126                385,039
Units redeemed                                                            (1,120,890)              (919,846)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,236               (534,807)
Units outstanding, beginning                                               4,188,660              4,723,467
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,242,896              4,188,660
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         83,340,846
Cost of units redeemed/account charges                                                          (82,221,052)
Net investment income (loss)                                                                      6,500,934
Net realized gain (loss)                                                                         (2,256,827)
Realized gain distributions                                                                       9,012,098
Net change in unrealized appreciation (depreciation)                                                726,661
                                                                                       --------------------
Net assets                                                                             $         15,102,660
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.56             4,243   $        15,103              1.25%             26.6%
12/31/2012                        2.81             4,189            11,781              1.25%             15.8%
12/31/2011                        2.43             4,723            11,468              1.25%             -0.3%
12/31/2010                        2.43             5,386            13,112              1.25%             13.7%
12/31/2009                        2.14             6,388            13,676              1.25%             28.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.65                 0   $             0              1.00%             26.9%
12/31/2012                        2.88                 0                 0              1.00%             16.1%
12/31/2011                        2.48                 0                 0              1.00%              0.0%
12/31/2010                        2.48                 0                 0              1.00%             14.0%
12/31/2009                        2.17                 0                 0              1.00%             28.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.75                 0   $             0              0.75%             27.2%
12/31/2012                        2.95                 0                 0              0.75%             16.4%
12/31/2011                        2.53                 0                 0              0.75%              0.2%
12/31/2010                        2.52                 0                 0              0.75%             14.3%
12/31/2009                        2.21                 0                 0              0.75%             29.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.84                 0   $             0              0.50%             27.5%
12/31/2012                        3.01                 0                 0              0.50%             16.7%
12/31/2011                        2.58                 0                 0              0.50%              0.5%
12/31/2010                        2.57                 0                 0              0.50%             14.6%
12/31/2009                        2.24                 0                 0              0.50%             29.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.94                 0   $             0              0.25%             27.8%
12/31/2012                        3.09                 0                 0              0.25%             17.0%
12/31/2011                        2.64                 0                 0              0.25%              0.7%
12/31/2010                        2.62                 0                 0              0.25%             14.9%
12/31/2009                        2.28                 0                 0              0.25%             29.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.50                 0   $             0              0.00%             28.1%
12/31/2012                        3.51                 0                 0              0.00%             17.3%
12/31/2011                        2.99                 0                 0              0.00%              1.0%
12/31/2010                        2.96                 0                 0              0.00%             15.1%
12/31/2009                        2.57                 0                 0              0.00%             30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               3.1%
                2011               2.4%
                2010               1.7%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND A CLASS - 315792705

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       231,579   $       224,494            18,180
                                                                         ===============   ===============
Receivables: investments sold                                       40
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       231,619
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       231,619           196,809   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $       231,619           196,809
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,139
Mortality & expense charges                                                                         (5,986)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,847)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           210,864
Realized gain distributions                                                                         18,877
Net change in unrealized appreciation (depreciation)                                              (122,836)
                                                                                           ---------------
Net gain (loss)                                                                                    106,905
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       105,058
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,847)  $              9,391
Net realized gain (loss)                                                     210,864                134,111
Realized gain distributions                                                   18,877                 15,530
Net change in unrealized appreciation (depreciation)                        (122,836)                13,085
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,058                172,117
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     159,228              2,602,704
Cost of units redeemed                                                    (2,248,165)            (2,366,555)
Account charges                                                                 (443)                  (332)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,089,380)               235,817
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,984,322)               407,934
Net assets, beginning                                                      2,215,941              1,808,007
                                                                --------------------   --------------------
Net assets, ending                                              $            231,619   $          2,215,941
                                                                ====================   ====================

Units sold                                                                   135,424              2,929,009
Units redeemed                                                            (1,945,109)            (2,744,429)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,809,685)               184,580
Units outstanding, beginning                                               2,006,494              1,821,914
                                                                --------------------   --------------------
Units outstanding, ending                                                    196,809              2,006,494
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,392,993
Cost of units redeemed/account charges                                                           (6,507,273)
Net investment income (loss)                                                                         70,767
Net realized gain (loss)                                                                            146,203
Realized gain distributions                                                                         121,844
Net change in unrealized appreciation (depreciation)                                                  7,085
                                                                                       --------------------
Net assets                                                                             $            231,619
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               197   $           232              1.25%              9.1%
12/31/2012                        1.08             1,340             1,445              1.25%              8.7%
12/31/2011                        0.99             1,822             1,808              1.25%             -1.6%
12/31/2010                        1.01             1,304             1,316              1.25%             10.8%
12/31/2009                        0.91             1,677             1,527              1.25%             24.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%              9.4%
12/31/2012                        1.09                 0                 0              1.00%              8.9%
12/31/2011                        1.00                 0                 0              1.00%             -1.4%
12/31/2010                        1.02                 0                 0              1.00%             11.1%
12/31/2009                        0.92                 0                 0              1.00%             24.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.75%              9.7%
12/31/2012                        1.11                 0                 0              0.75%              9.2%
12/31/2011                        1.02                 0                 0              0.75%             -1.2%
12/31/2010                        1.03                 0                 0              0.75%             11.4%
12/31/2009                        0.92                 0                 0              0.75%             24.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.50%             10.0%
12/31/2012                        1.12                 0                 0              0.50%              9.5%
12/31/2011                        1.03                 0                 0              0.50%             -0.9%
12/31/2010                        1.04                 0                 0              0.50%             11.6%
12/31/2009                        0.93                 0                 0              0.50%             25.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             10.2%
12/31/2012                        1.14                 0                 0              0.25%              9.8%
12/31/2011                        1.04                 0                 0              0.25%             -0.7%
12/31/2010                        1.05                 0                 0              0.25%             11.9%
12/31/2009                        0.93                 0                 0              0.25%             25.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.00%             10.5%
12/31/2012                        1.16               666               771              0.00%             10.0%
12/31/2011                        1.05                 0                 0              0.00%             -0.4%
12/31/2010                        1.06                 0                 0              0.00%             12.2%
12/31/2009                        0.94                 0                 0              0.00%             25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               1.5%
                2011               1.7%
                2010               1.4%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FIDELITY VIP GROWTH INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    49,814,531   $    28,823,639           871,778
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,132)
                                                       ---------------
Net assets                                             $    49,813,399
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    49,813,399        11,460,097   $          4.35
Band 100                                                            --                --              4.46
Band 75                                                             --                --              4.58
Band 50                                                             --                --              4.69
Band 25                                                             --                --              4.82
Band 0                                                              --                --              5.63
                                                       ---------------   ---------------
 Total                                                 $    49,813,399        11,460,097
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       128,570
Mortality & expense charges                                                                       (562,535)
                                                                                           ---------------
Net investment income (loss)                                                                      (433,965)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,468,542
Realized gain distributions                                                                         30,612
Net change in unrealized appreciation (depreciation)                                            11,404,085
                                                                                           ---------------
Net gain (loss)                                                                                 13,903,239
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    13,469,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (433,965)  $           (299,813)
Net realized gain (loss)                                                   2,468,542              1,257,288
Realized gain distributions                                                   30,612                     --
Net change in unrealized appreciation (depreciation)                      11,404,085              4,584,536
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         13,469,274              5,542,011
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,792,102              3,025,861
Cost of units redeemed                                                    (8,765,829)            (7,752,247)
Account charges                                                              (16,788)               (19,238)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,990,515)            (4,745,624)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,478,759                796,387
Net assets, beginning                                                     43,334,640             42,538,253
                                                                --------------------   --------------------
Net assets, ending                                              $         49,813,399   $         43,334,640
                                                                ====================   ====================

Units sold                                                                   697,706                988,252
Units redeemed                                                            (2,660,992)            (2,488,959)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,963,286)            (1,500,707)
Units outstanding, beginning                                              13,423,383             14,924,090
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,460,097             13,423,383
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        472,723,380
Cost of units redeemed/account charges                                                         (469,829,049)
Net investment income (loss)                                                                     23,462,611
Net realized gain (loss)                                                                         (8,183,876)
Realized gain distributions                                                                      10,649,441
Net change in unrealized appreciation (depreciation)                                             20,990,892
                                                                                       --------------------
Net assets                                                                             $         49,813,399
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.35            11,460   $        49,813              1.25%             34.6%
12/31/2012                        3.23            13,423            43,335              1.25%             13.3%
12/31/2011                        2.85            14,924            42,538              1.25%             -1.0%
12/31/2010                        2.88            15,922            45,860              1.25%             22.6%
12/31/2009                        2.35            18,243            42,846              1.25%             26.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.46                 0   $             0              1.00%             35.0%
12/31/2012                        3.30                 0                 0              1.00%             13.5%
12/31/2011                        2.91                 0                 0              1.00%             -0.8%
12/31/2010                        2.93                 0                 0              1.00%             22.9%
12/31/2009                        2.39                 0                 0              1.00%             27.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.58                 0   $             0              0.75%             35.3%
12/31/2012                        3.38                 0                 0              0.75%             13.8%
12/31/2011                        2.97                 0                 0              0.75%             -0.5%
12/31/2010                        2.99                 0                 0              0.75%             23.2%
12/31/2009                        2.42                 0                 0              0.75%             27.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.69                 0   $             0              0.50%             35.7%
12/31/2012                        3.46                 0                 0              0.50%             14.1%
12/31/2011                        3.03                 0                 0              0.50%             -0.3%
12/31/2010                        3.04                 0                 0              0.50%             23.6%
12/31/2009                        2.46                 0                 0              0.50%             27.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.82                 0   $             0              0.25%             36.0%
12/31/2012                        3.54                 0                 0              0.25%             14.4%
12/31/2011                        3.10                 0                 0              0.25%              0.0%
12/31/2010                        3.10                 0                 0              0.25%             23.9%
12/31/2009                        2.50                 0                 0              0.25%             28.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.63                 0   $             0              0.00%             36.3%
12/31/2012                        4.13                 0                 0              0.00%             14.7%
12/31/2011                        3.60                 0                 0              0.00%              0.2%
12/31/2010                        3.59                 0                 0              0.00%             24.2%
12/31/2009                        2.89                 0                 0              0.00%             28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.6%
                2011               0.4%
                2010               0.3%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND T CLASS - 315792879

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,094,048   $     4,326,153           401,100
                                                                         ===============   ===============
Receivables: investments sold                                    3,934
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,097,982
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,071,062         3,011,856   $          1.35
Band 100                                                       665,851           481,849              1.38
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.48
Band 0                                                         361,069           239,195              1.51
                                                       ---------------   ---------------
 Total                                                 $     5,097,982         3,732,900
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        45,522
Mortality & expense charges                                                                        (77,382)
                                                                                           ---------------
Net investment income (loss)                                                                       (31,860)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,034,486
Realized gain distributions                                                                        196,608
Net change in unrealized appreciation (depreciation)                                              (600,443)
                                                                                           ---------------
Net gain (loss)                                                                                    630,651
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       598,791
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (31,860)  $             (5,651)
Net realized gain (loss)                                                   1,034,486                402,289
Realized gain distributions                                                  196,608                 57,220
Net change in unrealized appreciation (depreciation)                        (600,443)               263,555
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            598,791                717,413
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,241,308                690,495
Cost of units redeemed                                                    (4,898,662)            (1,843,764)
Account charges                                                               (2,592)                (3,739)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,659,946)            (1,157,008)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,061,155)              (439,595)
Net assets, beginning                                                      8,159,137              8,598,732
                                                                --------------------   --------------------
Net assets, ending                                              $          5,097,982   $          8,159,137
                                                                ====================   ====================

Units sold                                                                 1,481,870              1,005,370
Units redeemed                                                            (4,254,063)            (1,917,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,772,193)              (911,670)
Units outstanding, beginning                                               6,505,093              7,416,763
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,732,900              6,505,093
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,594,360
Cost of units redeemed/account charges                                                          (15,718,470)
Net investment income (loss)                                                                        180,340
Net realized gain (loss)                                                                            609,962
Realized gain distributions                                                                         663,895
Net change in unrealized appreciation (depreciation)                                                767,895
                                                                                       --------------------
Net assets                                                                             $          5,097,982
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35             3,012   $         4,071              1.25%              8.9%
12/31/2012                        1.24             5,413             6,719              1.25%              8.3%
12/31/2011                        1.15             6,003             6,879              1.25%             -1.8%
12/31/2010                        1.17             6,149             7,178              1.25%             10.6%
12/31/2009                        1.06             6,464             6,822              1.25%             23.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               482   $           666              1.00%              9.2%
12/31/2012                        1.27               528               669              1.00%              8.6%
12/31/2011                        1.17               539               628              1.00%             -1.6%
12/31/2010                        1.18               565               669              1.00%             10.9%
12/31/2009                        1.07               537               574              1.00%             23.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%              9.4%
12/31/2012                        1.29                 0                 0              0.75%              8.9%
12/31/2011                        1.19                 0                 0              0.75%             -1.3%
12/31/2010                        1.20                 0                 0              0.75%             11.1%
12/31/2009                        1.08                 0                 0              0.75%             24.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%              9.7%
12/31/2012                        1.32                 0                 0              0.50%              9.1%
12/31/2011                        1.21                 0                 0              0.50%             -1.1%
12/31/2010                        1.22                 0                 0              0.50%             11.4%
12/31/2009                        1.09                 0                 0              0.50%             24.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             10.0%
12/31/2012                        1.34                 0                 0              0.25%              9.4%
12/31/2011                        1.23                 0                 0              0.25%             -0.8%
12/31/2010                        1.24                 0                 0              0.25%             11.7%
12/31/2009                        1.11                 0                 0              0.25%             24.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51               239   $           361              0.00%             10.3%
12/31/2012                        1.37               564               771              0.00%              9.7%
12/31/2011                        1.25               874             1,091              0.00%             -0.6%
12/31/2010                        1.26               966             1,213              0.00%             12.0%
12/31/2009                        1.12               918             1,029              0.00%             25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FIDELITY VIP HIGH INCOME INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,349,312   $    10,894,358         2,031,543
                                                                         ===============   ===============
Receivables: investments sold                                  433,641
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,782,953
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,782,953         4,612,129   $          2.55
Band 100                                                            --                --              2.62
Band 75                                                             --                --              2.69
Band 50                                                             --                --              2.76
Band 25                                                             --                --              2.83
Band 0                                                              --                --              3.31
                                                       ---------------   ---------------
 Total                                                 $    11,782,953         4,612,129
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       657,766
Mortality & expense charges                                                                       (143,580)
                                                                                           ---------------
Net investment income (loss)                                                                       514,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           205,950
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (207,130)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,180)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       513,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            514,186   $            513,960
Net realized gain (loss)                                                     205,950                247,425
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (207,130)               638,864
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            513,006              1,400,249
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,146,883              2,612,265
Cost of units redeemed                                                    (2,601,778)            (3,408,060)
Account charges                                                               (2,690)                (3,303)
                                                                --------------------   --------------------
Increase (decrease)                                                         (457,585)              (799,098)
                                                                --------------------   --------------------
Net increase (decrease)                                                       55,421                601,151
Net assets, beginning                                                     11,727,532             11,126,381
                                                                --------------------   --------------------
Net assets, ending                                              $         11,782,953   $         11,727,532
                                                                ====================   ====================

Units sold                                                                   915,149              1,562,622
Units redeemed                                                            (1,106,057)            (1,899,962)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (190,908)              (337,340)
Units outstanding, beginning                                               4,803,037              5,140,377
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,612,129              4,803,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        114,568,790
Cost of units redeemed/account charges                                                         (113,578,644)
Net investment income (loss)                                                                     21,119,497
Net realized gain (loss)                                                                        (10,781,644)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                454,954
                                                                                       --------------------
Net assets                                                                             $         11,782,953
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.55             4,612   $        11,783              1.25%              4.6%
12/31/2012                        2.44             4,803            11,728              1.25%             12.8%
12/31/2011                        2.16             5,140            11,126              1.25%              2.7%
12/31/2010                        2.11             6,373            13,427              1.25%             12.4%
12/31/2009                        1.87             7,680            14,393              1.25%             42.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.62                 0   $             0              1.00%              4.9%
12/31/2012                        2.50                 0                 0              1.00%             13.1%
12/31/2011                        2.21                 0                 0              1.00%              3.0%
12/31/2010                        2.15                 0                 0              1.00%             12.7%
12/31/2009                        1.90                 0                 0              1.00%             42.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69                 0   $             0              0.75%              5.2%
12/31/2012                        2.56                 0                 0              0.75%             13.4%
12/31/2011                        2.26                 0                 0              0.75%              3.3%
12/31/2010                        2.18                 0                 0              0.75%             13.0%
12/31/2009                        1.93                 0                 0              0.75%             42.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.76                 0   $             0              0.50%              5.4%
12/31/2012                        2.62                 0                 0              0.50%             13.7%
12/31/2011                        2.30                 0                 0              0.50%              3.5%
12/31/2010                        2.22                 0                 0              0.50%             13.3%
12/31/2009                        1.96                 0                 0              0.50%             43.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.83                 0   $             0              0.25%              5.7%
12/31/2012                        2.68                 0                 0              0.25%             13.9%
12/31/2011                        2.35                 0                 0              0.25%              3.8%
12/31/2010                        2.27                 0                 0              0.25%             13.5%
12/31/2009                        2.00                 0                 0              0.25%             43.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.31                 0   $             0              0.00%              5.9%
12/31/2012                        3.12                 0                 0              0.00%             14.2%
12/31/2011                        2.73                 0                 0              0.00%              4.0%
12/31/2010                        2.63                 0                 0              0.00%             13.8%
12/31/2009                        2.31                 0                 0              0.00%             44.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.6%
                2012               5.8%
                2011               6.3%
                2010               7.2%
                2009               9.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND A CLASS - 315792853

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,183,834   $     3,019,690           238,277
                                                                         ===============   ===============
Receivables: investments sold                                    1,934
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,185,768
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,185,768         2,821,761   $          1.13
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $     3,185,768         2,821,761
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        50,391
Mortality & expense charges                                                                        (77,870)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,479)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,553,971
Realized gain distributions                                                                        310,319
Net change in unrealized appreciation (depreciation)                                              (822,031)
                                                                                           ---------------
Net gain (loss)                                                                                  1,042,259
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,014,780
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,479)  $             85,028
Net realized gain (loss)                                                   1,553,971                120,377
Realized gain distributions                                                  310,319                 93,122
Net change in unrealized appreciation (depreciation)                        (822,031)               698,905
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,014,780                997,432
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,339,992             12,976,490
Cost of units redeemed                                                   (13,480,444)            (7,477,347)
Account charges                                                               (1,312)                (1,481)
                                                                --------------------   --------------------
Increase (decrease)                                                      (12,141,764)             5,497,662
                                                                --------------------   --------------------
Net increase (decrease)                                                  (11,126,984)             6,495,094
Net assets, beginning                                                     14,312,752              7,817,658
                                                                --------------------   --------------------
Net assets, ending                                              $          3,185,768   $         14,312,752
                                                                ====================   ====================

Units sold                                                                 1,241,759             13,584,063
Units redeemed                                                           (12,240,849)            (8,230,442)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (10,999,090)             5,353,621
Units outstanding, beginning                                              13,820,851              8,467,230
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,821,761             13,820,851
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,231,304
Cost of units redeemed/account charges                                                          (23,124,882)
Net investment income (loss)                                                                        252,385
Net realized gain (loss)                                                                            874,977
Realized gain distributions                                                                         787,840
Net change in unrealized appreciation (depreciation)                                                164,144
                                                                                       --------------------
Net assets                                                                             $          3,185,768
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13             2,822   $         3,186              1.25%             11.3%
12/31/2012                        1.01             9,890            10,034              1.25%              9.9%
12/31/2011                        0.92             8,467             7,818              1.25%             -2.6%
12/31/2010                        0.95             7,851             7,444              1.25%             12.4%
12/31/2009                        0.84             6,276             5,297              1.25%             27.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%             11.6%
12/31/2012                        1.03                 0                 0              1.00%             10.2%
12/31/2011                        0.93                 0                 0              1.00%             -2.4%
12/31/2010                        0.96                 0                 0              1.00%             12.7%
12/31/2009                        0.85                 0                 0              1.00%             28.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.75%             11.8%
12/31/2012                        1.04                 0                 0              0.75%             10.4%
12/31/2011                        0.94                 0                 0              0.75%             -2.1%
12/31/2010                        0.97                 0                 0              0.75%             12.9%
12/31/2009                        0.85                 0                 0              0.75%             28.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.50%             12.1%
12/31/2012                        1.06                 0                 0              0.50%             10.7%
12/31/2011                        0.96                 0                 0              0.50%             -1.9%
12/31/2010                        0.97                 0                 0              0.50%             13.2%
12/31/2009                        0.86                 0                 0              0.50%             28.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.25%             12.4%
12/31/2012                        1.07                 0                 0              0.25%             11.0%
12/31/2011                        0.97                 0                 0              0.25%             -1.7%
12/31/2010                        0.98                 0                 0              0.25%             13.5%
12/31/2009                        0.87                 0                 0              0.25%             29.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.00%             12.7%
12/31/2012                        1.09             3,931             4,278              0.00%             11.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.4%
12/31/2010                        0.99                 0                 0              0.00%             13.8%
12/31/2009                        0.87                 0                 0              0.00%             29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               1.8%
                2011               1.5%
                2010               1.6%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FIDELITY VIP OVERSEAS INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,976,476   $    11,775,751           657,518
                                                                         ===============   ===============
Receivables: investments sold                                  594,701
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,571,177
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,571,177         4,719,462   $          2.88
Band 100                                                            --                --              2.95
Band 75                                                             --                --              3.03
Band 50                                                             --                --              3.11
Band 25                                                             --                --              3.19
Band 0                                                              --                --              3.72
                                                       ---------------   ---------------
 Total                                                 $    13,571,177         4,719,462
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       159,959
Mortality & expense charges                                                                       (141,878)
                                                                                           ---------------
Net investment income (loss)                                                                        18,081
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (187,637)
Realized gain distributions                                                                         43,850
Net change in unrealized appreciation (depreciation)                                             3,057,963
                                                                                           ---------------
Net gain (loss)                                                                                  2,914,176
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,932,257
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,081   $             67,586
Net realized gain (loss)                                                    (187,637)              (777,530)
Realized gain distributions                                                   43,850                 36,246
Net change in unrealized appreciation (depreciation)                       3,057,963              2,630,605
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,932,257              1,956,907
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,742,070                 36,071
Cost of units redeemed                                                    (2,228,306)            (2,125,478)
Account charges                                                               (6,113)                (6,087)
                                                                --------------------   --------------------
Increase (decrease)                                                         (492,349)            (2,095,494)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,439,908               (138,587)
Net assets, beginning                                                     11,131,269             11,269,856
                                                                --------------------   --------------------
Net assets, ending                                              $         13,571,177   $         11,131,269
                                                                ====================   ====================

Units sold                                                                   678,761                644,989
Units redeemed                                                              (945,777)            (1,678,322)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (267,016)            (1,033,333)
Units outstanding, beginning                                               4,986,478              6,019,811
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,719,462              4,986,478
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        445,612,474
Cost of units redeemed/account charges                                                         (451,499,563)
Net investment income (loss)                                                                      5,755,180
Net realized gain (loss)                                                                          5,519,274
Realized gain distributions                                                                       6,983,087
Net change in unrealized appreciation (depreciation)                                              1,200,725
                                                                                       --------------------
Net assets                                                                             $         13,571,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.88             4,719   $        13,571              1.25%             28.8%
12/31/2012                        2.23             4,986            11,131              1.25%             19.2%
12/31/2011                        1.87             6,020            11,270              1.25%            -18.2%
12/31/2010                        2.29             6,442            14,741              1.25%             11.7%
12/31/2009                        2.05             7,466            15,295              1.25%             25.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.95                 0   $             0              1.00%             29.1%
12/31/2012                        2.28                 0                 0              1.00%             19.5%
12/31/2011                        1.91                 0                 0              1.00%            -18.0%
12/31/2010                        2.33                 0                 0              1.00%             12.0%
12/31/2009                        2.08                 0                 0              1.00%             25.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.03                 0   $             0              0.75%             29.5%
12/31/2012                        2.34                 0                 0              0.75%             19.8%
12/31/2011                        1.95                 0                 0              0.75%            -17.8%
12/31/2010                        2.37                 0                 0              0.75%             12.3%
12/31/2009                        2.11                 0                 0              0.75%             25.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.11                 0   $             0              0.50%             29.8%
12/31/2012                        2.39                 0                 0              0.50%             20.1%
12/31/2011                        1.99                 0                 0              0.50%            -17.6%
12/31/2010                        2.42                 0                 0              0.50%             12.6%
12/31/2009                        2.15                 0                 0              0.50%             25.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.19                 0   $             0              0.25%             30.1%
12/31/2012                        2.45                 0                 0              0.25%             20.4%
12/31/2011                        2.03                 0                 0              0.25%            -17.4%
12/31/2010                        2.46                 0                 0              0.25%             12.8%
12/31/2009                        2.18                 0                 0              0.25%             26.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.72                 0   $             0              0.00%             30.4%
12/31/2012                        2.85                 0                 0              0.00%             20.7%
12/31/2011                        2.36                 0                 0              0.00%            -17.2%
12/31/2010                        2.85                 0                 0              0.00%             13.1%
12/31/2009                        2.52                 0                 0              0.00%             26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND T CLASS - 315792820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,063,848   $    13,140,454         1,202,331
                                                                         ===============   ===============
Receivables: investments sold                                   11,324
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,075,172
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,647,313        10,028,587   $          1.36
Band 100                                                     1,274,797           916,314              1.39
Band 75                                                             --                --              1.42
Band 50                                                        353,123           242,855              1.45
Band 25                                                             --                --              1.49
Band 0                                                         799,939           526,361              1.52
                                                       ---------------   ---------------
 Total                                                 $    16,075,172        11,714,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       149,996
Mortality & expense charges                                                                       (214,236)
                                                                                           ---------------
Net investment income (loss)                                                                       (64,240)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,215,534
Realized gain distributions                                                                        738,700
Net change in unrealized appreciation (depreciation)                                              (923,023)
                                                                                           ---------------
Net gain (loss)                                                                                  2,031,211
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,966,971
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (64,240)  $             11,462
Net realized gain (loss)                                                   2,215,534              1,126,702
Realized gain distributions                                                  738,700                132,700
Net change in unrealized appreciation (depreciation)                        (923,023)               743,166
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,966,971              2,014,030
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     418,483              1,394,937
Cost of units redeemed                                                    (6,755,748)            (4,432,444)
Account charges                                                              (12,788)               (14,252)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,350,053)            (3,051,759)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,383,082)            (1,037,729)
Net assets, beginning                                                     20,458,254             21,495,983
                                                                --------------------   --------------------
Net assets, ending                                              $         16,075,172   $         20,458,254
                                                                ====================   ====================

Units sold                                                                 4,318,072              3,007,531
Units redeemed                                                            (9,117,312)            (5,419,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,799,240)            (2,411,801)
Units outstanding, beginning                                              16,513,357             18,925,158
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,714,117             16,513,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         33,944,714
Cost of units redeemed/account charges                                                          (24,041,229)
Net investment income (loss)                                                                        309,435
Net realized gain (loss)                                                                          1,062,032
Realized gain distributions                                                                       1,876,826
Net change in unrealized appreciation (depreciation)                                              2,923,394
                                                                                       --------------------
Net assets                                                                             $         16,075,172
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36            10,029   $        13,647              1.25%             10.9%
12/31/2012                        1.23            14,037            17,222              1.25%              9.6%
12/31/2011                        1.12            14,968            16,755              1.25%             -2.8%
12/31/2010                        1.15            14,645            16,868              1.25%             12.0%
12/31/2009                        1.03            13,736            14,122              1.25%             27.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39               916   $         1,275              1.00%             11.2%
12/31/2012                        1.25             1,023             1,280              1.00%              9.9%
12/31/2011                        1.14               939             1,069              1.00%             -2.6%
12/31/2010                        1.17               969             1,132              1.00%             12.3%
12/31/2009                        1.04               945               983              1.00%             27.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             11.5%
12/31/2012                        1.28                 0                 0              0.75%             10.2%
12/31/2011                        1.16                 0                 0              0.75%             -2.3%
12/31/2010                        1.19                 0                 0              0.75%             12.6%
12/31/2009                        1.05                 0                 0              0.75%             28.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45               243   $           353              0.50%             11.7%
12/31/2012                        1.30               219               284              0.50%             10.4%
12/31/2011                        1.18               180               212              0.50%             -2.1%
12/31/2010                        1.20               150               181              0.50%             12.9%
12/31/2009                        1.07                 4                 4              0.50%             28.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             12.0%
12/31/2012                        1.33                 0                 0              0.25%             10.7%
12/31/2011                        1.20                 0                 0              0.25%             -1.8%
12/31/2010                        1.22                 0                 0              0.25%             13.2%
12/31/2009                        1.08                 0                 0              0.25%             28.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52               526   $           800              0.00%             12.3%
12/31/2012                        1.35             1,235             1,671              0.00%             11.0%
12/31/2011                        1.22             2,838             3,460              0.00%             -1.6%
12/31/2010                        1.24             2,584             3,202              0.00%             13.4%
12/31/2009                        1.09             2,192             2,394              0.00%             29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,496,542   $    28,284,744         1,943,153
                                                                         ===============   ===============
Receivables: investments sold                                    3,420
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    33,499,962
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    33,499,962        10,911,197   $          3.07
Band 100                                                            --                --              3.15
Band 75                                                             --                --              3.23
Band 50                                                             --                --              3.32
Band 25                                                             --                --              3.40
Band 0                                                              --                --              3.98
                                                       ---------------   ---------------
 Total                                                 $    33,499,962        10,911,197
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       506,841
Mortality & expense charges                                                                       (407,822)
                                                                                           ---------------
Net investment income (loss)                                                                        99,019
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           612,950
Realized gain distributions                                                                         78,606
Net change in unrealized appreciation (depreciation)                                             3,555,431
                                                                                           ---------------
Net gain (loss)                                                                                  4,246,987
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,346,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             99,019   $             85,122
Net realized gain (loss)                                                     612,950                143,108
Realized gain distributions                                                   78,606                232,298
Net change in unrealized appreciation (depreciation)                       3,555,431              2,898,402
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,346,006              3,358,930
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,451,550              2,683,169
Cost of units redeemed                                                    (6,084,100)            (5,271,195)
Account charges                                                              (10,703)               (11,339)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,643,253)            (2,599,365)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,702,753                759,565
Net assets, beginning                                                     31,797,209             31,037,644
                                                                --------------------   --------------------
Net assets, ending                                              $         33,499,962   $         31,797,209
                                                                ====================   ====================

Units sold                                                                 1,472,966              1,208,387
Units redeemed                                                            (2,396,217)            (2,205,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (923,251)              (997,409)
Units outstanding, beginning                                              11,834,448             12,831,857
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,911,197             11,834,448
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        239,982,318
Cost of units redeemed/account charges                                                         (255,888,402)
Net investment income (loss)                                                                     39,907,875
Net realized gain (loss)                                                                         (4,893,232)
Realized gain distributions                                                                       9,179,605
Net change in unrealized appreciation (depreciation)                                              5,211,798
                                                                                       --------------------
Net assets                                                                             $         33,499,962
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.07            10,911   $        33,500              1.25%             14.3%
12/31/2012                        2.69            11,834            31,797              1.25%             11.1%
12/31/2011                        2.42            12,832            31,038              1.25%             -3.8%
12/31/2010                        2.51            13,586            34,148              1.25%             12.8%
12/31/2009                        2.23            14,198            31,624              1.25%             27.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.15                 0   $             0              1.00%             14.6%
12/31/2012                        2.75                 0                 0              1.00%             11.4%
12/31/2011                        2.47                 0                 0              1.00%             -3.5%
12/31/2010                        2.56                 0                 0              1.00%             13.1%
12/31/2009                        2.26                 0                 0              1.00%             27.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.23                 0   $             0              0.75%             14.8%
12/31/2012                        2.81                 0                 0              0.75%             11.6%
12/31/2011                        2.52                 0                 0              0.75%             -3.3%
12/31/2010                        2.61                 0                 0              0.75%             13.4%
12/31/2009                        2.30                 0                 0              0.75%             28.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.32                 0   $             0              0.50%             15.1%
12/31/2012                        2.88                 0                 0              0.50%             11.9%
12/31/2011                        2.57                 0                 0              0.50%             -3.0%
12/31/2010                        2.65                 0                 0              0.50%             13.7%
12/31/2009                        2.33                 0                 0              0.50%             28.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.40                 0   $             0              0.25%             15.4%
12/31/2012                        2.95                 0                 0              0.25%             12.2%
12/31/2011                        2.63                 0                 0              0.25%             -2.8%
12/31/2010                        2.70                 0                 0              0.25%             14.0%
12/31/2009                        2.37                 0                 0              0.25%             28.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.98                 0   $             0              0.00%             15.7%
12/31/2012                        3.44                 0                 0              0.00%             12.5%
12/31/2011                        3.05                 0                 0              0.00%             -2.6%
12/31/2010                        3.13                 0                 0              0.00%             14.3%
12/31/2009                        2.74                 0                 0              0.00%             29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               1.5%
                2011               2.0%
                2010               1.7%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND A CLASS - 315792796

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,613,764   $     2,440,610           187,085
                                                                         ===============   ===============
Receivables: investments sold                                    1,695
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,615,459
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,615,459         2,357,185   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $     2,615,459         2,357,185
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        37,717
Mortality & expense charges                                                                        (42,737)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,020)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           802,024
Realized gain distributions                                                                        224,068
Net change in unrealized appreciation  (depreciation)                                             (212,472)
                                                                                           ---------------
Net gain (loss)                                                                                    813,620
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       808,600
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,020)  $             55,205
Net realized gain (loss)                                                     802,024                190,992
Realized gain distributions                                                  224,068                 32,979
Net change in unrealized appreciation (depreciation)                        (212,472)               246,531
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            808,600                525,707
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,509,994              8,664,446
Cost of units redeemed                                                    (6,571,350)            (5,826,753)
Account charges                                                               (1,558)                (1,809)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,062,914)             2,835,884
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,254,314)
                                                                                                  3,361,591
Net assets, beginning                                                      6,869,773              3,508,182
                                                                --------------------   --------------------
Net assets, ending                                              $          2,615,459   $          6,869,773
                                                                ====================   ====================

Units sold                                                                 1,480,348              9,807,411
Units redeemed                                                            (6,099,314)            (6,919,545)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,618,966)             2,887,866
Units outstanding, beginning                                               6,976,151              4,088,285
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,357,185              6,976,151
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,151,305
Cost of units redeemed/account charges                                                          (13,133,132)
Net investment income (loss)                                                                         89,155
Net realized gain (loss)                                                                            977,826
Realized gain distributions                                                                         357,151
Net change in unrealized appreciation (depreciation)                                                173,154
                                                                                       --------------------
Net assets                                                                             $          2,615,459
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11             2,357   $         2,615              1.25%             15.8%
12/31/2012                        0.96             4,275             4,094              1.25%             11.6%
12/31/2011                        0.86             4,088             3,508              1.25%             -4.4%
12/31/2010                        0.90             2,624             2,354              1.25%             13.7%
12/31/2009                        0.79             1,752             1,382              1.25%             29.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             16.1%
12/31/2012                        0.97                 0                 0              1.00%             11.9%
12/31/2011                        0.87                 0                 0              1.00%             -4.1%
12/31/2010                        0.91                 0                 0              1.00%             14.0%
12/31/2009                        0.79                 0                 0              1.00%             30.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             16.4%
12/31/2012                        0.99                 0                 0              0.75%             12.2%
12/31/2011                        0.88                 0                 0              0.75%             -3.9%
12/31/2010                        0.91                 0                 0              0.75%             14.3%
12/31/2009                        0.80                 0                 0              0.75%             30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.50%             16.7%
12/31/2012                        1.00                 0                 0              0.50%             12.5%
12/31/2011                        0.89                 0                 0              0.50%             -3.6%
12/31/2010                        0.92                 0                 0              0.50%             14.6%
12/31/2009                        0.80                 0                 0              0.50%             30.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%             17.0%
12/31/2012                        1.01                 0                 0              0.25%             12.7%
12/31/2011                        0.90                 0                 0              0.25%             -3.4%
12/31/2010                        0.93                 0                 0              0.25%             14.9%
12/31/2009                        0.81                 0                 0              0.25%             31.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             17.3%
12/31/2012                        1.03             2,701             2,775              0.00%             13.0%
12/31/2011                        0.91                 0                 0              0.00%             -3.2%
12/31/2010                        0.94                 0                 0              0.00%             15.2%
12/31/2009                        0.82                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               2.0%
                2011               1.8%
                2010               1.6%
                2009               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FIDELITY VIP CONTRAFUND INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   156,844,922   $   116,992,758         4,616,014
                                                                         ===============   ===============
Receivables: investments sold                                1,715,169
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   158,560,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   158,220,059        27,915,357   $          5.67
Band 100                                                            --                --              5.81
Band 75                                                             --                --              5.97
Band 50                                                             --                --              6.12
Band 25                                                             --                --              6.28
Band 0                                                         340,032            47,458              7.16
                                                       ---------------   ---------------
 Total                                                 $   158,560,091        27,962,815
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,530,037
Mortality & expense charges                                                                     (1,824,808)
                                                                                           ---------------
Net investment income (loss)                                                                      (294,771)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,050,226
Realized gain distributions                                                                         40,740
Net change in unrealized appreciation (depreciation)                                            36,192,024
                                                                                           ---------------
Net gain (loss)                                                                                 38,282,990
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    37,988,219
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (294,771)  $            152,434
Net realized gain (loss)                                                   2,050,226               (815,347)
Realized gain distributions                                                   40,740                     --
Net change in unrealized appreciation (depreciation)                      36,192,024             18,845,480
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         37,988,219             18,182,567
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,676,330             27,376,530
Cost of units redeemed                                                   (25,688,573)           (31,953,215)
Account charges                                                              (30,199)               (31,382)
                                                                --------------------   --------------------
Increase (decrease)                                                      (16,042,442)            (4,608,067)
                                                                --------------------   --------------------
Net increase (decrease)                                                   21,945,777             13,574,500
Net assets, beginning                                                    136,614,314            123,039,814
                                                                --------------------   --------------------
Net assets, ending                                              $        158,560,091   $        136,614,314
                                                                ====================   ====================

Units sold                                                                 3,538,947              6,598,836
Units redeemed                                                            (6,818,562)            (7,715,489)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,279,615)            (1,116,653)
Units outstanding, beginning                                              31,242,430             32,359,083
                                                                --------------------   --------------------
Units outstanding, ending                                                 27,962,815             31,242,430
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        338,526,475
Cost of units redeemed/account charges                                                         (284,789,688)
Net investment income (loss)                                                                      5,811,116
Net realized gain (loss)                                                                         10,794,581
Realized gain distributions                                                                      48,365,443
Net change in unrealized appreciation (depreciation)                                             39,852,164
                                                                                       --------------------
Net assets                                                                             $        158,560,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.67            27,915   $       158,220              1.25%             29.7%
12/31/2012                        4.37            31,205           136,412              1.25%             15.0%
12/31/2011                        3.80            32,359           123,040              1.25%             -3.7%
12/31/2010                        3.95            32,560           128,607              1.25%             15.8%
12/31/2009                        3.41            32,881           112,190              1.25%             34.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.81                 0   $             0              1.00%             30.0%
12/31/2012                        4.47                 0                 0              1.00%             15.3%
12/31/2011                        3.88                 0                 0              1.00%             -3.5%
12/31/2010                        4.02                 0                 0              1.00%             16.1%
12/31/2009                        3.47                 0                 0              1.00%             34.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.97                 0   $             0              0.75%             30.3%
12/31/2012                        4.58                 0                 0              0.75%             15.5%
12/31/2011                        3.96                 0                 0              0.75%             -3.3%
12/31/2010                        4.10                 0                 0              0.75%             16.3%
12/31/2009                        3.52                 0                 0              0.75%             34.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.12                 0   $             0              0.50%             30.6%
12/31/2012                        4.69                 0                 0              0.50%             15.8%
12/31/2011                        4.04                 0                 0              0.50%             -3.0%
12/31/2010                        4.17                 0                 0              0.50%             16.6%
12/31/2009                        3.58                 0                 0              0.50%             35.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.28                 0   $             0              0.25%             31.0%
12/31/2012                        4.80                 0                 0              0.25%             16.1%
12/31/2011                        4.13                 0                 0              0.25%             -2.8%
12/31/2010                        4.25                 0                 0              0.25%             16.9%
12/31/2009                        3.63                 0                 0              0.25%             35.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.16                47   $           340              0.00%             31.3%
12/31/2012                        5.46                37               203              0.00%             16.4%
12/31/2011                        4.69                 0                 0              0.00%             -2.5%
12/31/2010                        4.81                 0                 0              0.00%             17.2%
12/31/2009                        4.10                 0                 0              0.00%             35.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.4%
                2011               1.0%
                2010               1.2%
                2009               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND T CLASS - 315792762

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,814,860   $    11,679,220         1,063,760
                                                                         ===============   ===============
Receivables: investments sold                                   13,966
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,828,826
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,244,013         8,880,891   $          1.38
Band 100                                                       990,590           702,787              1.41
Band 75                                                             --                --              1.44
Band 50                                                        131,931            89,553              1.47
Band 25                                                             --                --              1.51
Band 0                                                       1,462,292           949,696              1.54
                                                       ---------------   ---------------
 Total                                                 $    14,828,826        10,622,927
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       151,844
Mortality & expense charges                                                                       (182,049)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,205)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,722,100
Realized gain distributions                                                                        782,362
Net change in unrealized appreciation (depreciation)                                               (97,138)
                                                                                           ---------------
Net gain (loss)                                                                                  2,407,324
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,377,119
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,205)  $             34,587
Net realized gain (loss)                                                   1,722,100                785,973
Realized gain distributions                                                  782,362                 81,126
Net change in unrealized appreciation (depreciation)                         (97,138)               988,102
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,377,119              1,889,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,191              1,510,368
Cost of units redeemed                                                    (4,643,498)            (3,045,158)
Account charges                                                              (11,702)               (15,470)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,478,009)            (1,550,260)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,100,890)               339,528
Net assets, beginning                                                     16,929,716             16,590,188
                                                                --------------------   --------------------
Net assets, ending                                              $         14,828,826   $         16,929,716
                                                                ====================   ====================

Units sold                                                                 3,500,910              2,886,259
Units redeemed                                                            (6,907,795)            (4,136,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,406,885)            (1,250,682)
Units outstanding, beginning                                              14,029,812             15,280,494
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,622,927             14,029,812
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         31,053,957
Cost of units redeemed/account charges                                                          (22,035,319)
Net investment income (loss)                                                                        189,620
Net realized gain (loss)                                                                            798,877
Realized gain distributions                                                                       1,686,051
Net change in unrealized appreciation (depreciation)                                              3,135,640
                                                                                       --------------------
Net assets                                                                             $         14,828,826
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             8,881   $        12,244              1.25%             15.5%
12/31/2012                        1.19            11,954            14,265              1.25%             11.4%
12/31/2011                        1.07            12,480            13,369              1.25%             -4.6%
12/31/2010                        1.12            11,728            13,172              1.25%             13.3%
12/31/2009                        0.99            10,790            10,693              1.25%             29.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41               703   $           991              1.00%             15.8%
12/31/2012                        1.22               664               808              1.00%             11.7%
12/31/2011                        1.09               607               662              1.00%             -4.4%
12/31/2010                        1.14               651               742              1.00%             13.6%
12/31/2009                        1.00               718               721              1.00%             30.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             16.1%
12/31/2012                        1.24                 0                 0              0.75%             11.9%
12/31/2011                        1.11                 0                 0              0.75%             -4.1%
12/31/2010                        1.16                 0                 0              0.75%             13.9%
12/31/2009                        1.02                 0                 0              0.75%             30.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                90   $           132              0.50%             16.4%
12/31/2012                        1.27                26                33              0.50%             12.2%
12/31/2011                        1.13                13                15              0.50%             -3.9%
12/31/2010                        1.17                 2                 3              0.50%             14.2%
12/31/2009                        1.03                 0                 0              0.50%             30.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             16.7%
12/31/2012                        1.29                 0                 0              0.25%             12.5%
12/31/2011                        1.15                 0                 0              0.25%             -3.7%
12/31/2010                        1.19                 0                 0              0.25%             14.5%
12/31/2009                        1.04                 0                 0              0.25%             31.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54               950   $         1,462              0.00%             17.0%
12/31/2012                        1.32             1,386             1,824              0.00%             12.8%
12/31/2011                        1.17             2,180             2,544              0.00%             -3.4%
12/31/2010                        1.21             2,041             2,466              0.00%             14.8%
12/31/2009                        1.05             1,905             2,005              0.00%             31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.3%
                2011               1.3%
                2010               1.1%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        35,585   $        28,367             1,084
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        35,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,596            26,117   $          1.36
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $        35,596            26,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           169
Mortality & expense charges                                                                           (295)
                                                                                           ---------------
Net investment income (loss)                                                                          (126)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               201
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,883
                                                                                           ---------------
Net gain (loss)                                                                                      7,084
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,958
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (126)  $               (585)
Net realized gain (loss)                                                         201                  4,877
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,883                 (2,037)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,958                  2,255
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,027                  7,593
Cost of units redeemed                                                          (699)               (94,772)
Account charges                                                                   --                    (44)
                                                                --------------------   --------------------
Increase (decrease)                                                           19,328                (87,223)
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,286                (84,968)
Net assets, beginning                                                          9,310                 94,278
                                                                --------------------   --------------------
Net assets, ending                                              $             35,596   $              9,310
                                                                ====================   ====================

Units sold                                                                    17,280                  7,879
Units redeemed                                                                  (518)              (101,371)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,762                (93,492)
Units outstanding, beginning                                                   9,355                102,847
                                                                --------------------   --------------------
Units outstanding, ending                                                     26,117                  9,355
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            188,837
Cost of units redeemed/account charges                                                             (153,402)
Net investment income (loss)                                                                         (1,392)
Net realized gain (loss)                                                                             (5,665)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,218
                                                                                       --------------------
Net assets                                                                             $             35,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                26   $            36              1.25%             37.0%
12/31/2012                        1.00                 9                 9              1.25%              8.6%
12/31/2011                        0.92               103                94              1.25%             -8.6%
12/31/2010                        1.00                94                95              1.25%             19.0%
12/31/2009                        0.84                84                70              1.25%             26.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             37.3%
12/31/2012                        1.01                 0                 0              1.00%              8.8%
12/31/2011                        0.93                 0                 0              1.00%             -8.3%
12/31/2010                        1.01                 0                 0              1.00%             19.3%
12/31/2009                        0.85                 0                 0              1.00%             27.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             37.6%
12/31/2012                        1.03                 0                 0              0.75%              9.1%
12/31/2011                        0.94                 0                 0              0.75%             -8.1%
12/31/2010                        1.02                 0                 0              0.75%             19.6%
12/31/2009                        0.86                 0                 0              0.75%             27.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             38.0%
12/31/2012                        1.04                 0                 0              0.50%              9.4%
12/31/2011                        0.95                 0                 0              0.50%             -7.9%
12/31/2010                        1.03                 0                 0              0.50%             19.9%
12/31/2009                        0.86                 0                 0              0.50%             27.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.25%             38.3%
12/31/2012                        1.06                 0                 0              0.25%              9.7%
12/31/2011                        0.97                 0                 0              0.25%             -7.6%
12/31/2010                        1.05                 0                 0              0.25%             20.2%
12/31/2009                        0.87                 0                 0              0.25%             28.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.00%             38.7%
12/31/2012                        1.08                 0                 0              0.00%              9.9%
12/31/2011                        0.98                 0                 0              0.00%             -7.4%
12/31/2010                        1.06                 0                 0              0.00%             20.5%
12/31/2009                        0.88                 0                 0              0.00%             28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               0.2%
                2011               0.6%
                2010               1.2%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,015,760   $     1,130,347            53,591
                                                                         ===============   ===============
Receivables: investments sold                                   27,136
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,042,896
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,042,896           639,614   $          1.63
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $     1,042,896           639,614
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        26,367
Mortality & expense charges                                                                        (15,062)
                                                                                           ---------------
Net investment income (loss)                                                                        11,305
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           137,093
Realized gain distributions                                                                         62,106
Net change in unrealized appreciation (depreciation)                                              (192,201)
                                                                                           ---------------
Net gain (loss)                                                                                      6,998
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,303
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,305   $              9,751
Net realized gain (loss)                                                     137,093                 20,782
Realized gain distributions                                                   62,106                 38,338
Net change in unrealized appreciation (depreciation)                        (192,201)                71,030
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,303                139,901
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     644,227                675,009
Cost of units redeemed                                                      (958,298)              (229,425)
Account charges                                                                 (206)                  (144)
                                                                --------------------   --------------------
Increase (decrease)                                                         (314,277)               445,440
                                                                --------------------   --------------------
Net increase (decrease)                                                     (295,974)               585,341
Net assets, beginning                                                      1,338,870                753,529
                                                                --------------------   --------------------
Net assets, ending                                              $          1,042,896   $          1,338,870
                                                                ====================   ====================

Units sold                                                                   373,313                428,198
Units redeemed                                                              (553,083)              (146,530)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (179,770)               281,668
Units outstanding, beginning                                                 819,384                537,716
                                                                --------------------   --------------------
Units outstanding, ending                                                    639,614                819,384
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,649,476
Cost of units redeemed/account charges                                                           (1,811,041)
Net investment income (loss)                                                                         27,972
Net realized gain (loss)                                                                            180,865
Realized gain distributions                                                                         110,211
Net change in unrealized appreciation (depreciation)                                               (114,587)
                                                                                       --------------------
Net assets                                                                             $          1,042,896
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63               640   $         1,043              1.25%             -0.2%
12/31/2012                        1.63               819             1,339              1.25%             16.6%
12/31/2011                        1.40               538               754              1.25%              6.3%
12/31/2010                        1.32               314               413              1.25%             28.6%
12/31/2009                        1.03                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              1.00%              0.0%
12/31/2012                        1.65                 0                 0              1.00%             16.9%
12/31/2011                        1.41                 0                 0              1.00%              6.6%
12/31/2010                        1.32                 0                 0              1.00%             28.9%
12/31/2009                        1.03                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.75%              0.3%
12/31/2012                        1.66                 0                 0              0.75%             17.2%
12/31/2011                        1.42                 0                 0              0.75%              6.8%
12/31/2010                        1.33                 0                 0              0.75%             29.3%
12/31/2009                        1.03                 0                 0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.50%              0.5%
12/31/2012                        1.67                 0                 0              0.50%             17.5%
12/31/2011                        1.42                 0                 0              0.50%              7.1%
12/31/2010                        1.33                 0                 0              0.50%             29.6%
12/31/2009                        1.03                 0                 0              0.50%              2.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%              0.8%
12/31/2012                        1.68                 0                 0              0.25%             17.8%
12/31/2011                        1.43                 0                 0              0.25%              7.4%
12/31/2010                        1.33                 0                 0              0.25%             29.9%
12/31/2009                        1.03                 0                 0              0.25%              2.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.00%              1.0%
12/31/2012                        1.70                 0                 0              0.00%             18.1%
12/31/2011                        1.44                 0                 0              0.00%              7.6%
12/31/2010                        1.34                 0                 0              0.00%             30.2%
12/31/2009                        1.03                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.2%
                2011               2.4%
                2010               1.5%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            NUVEEN MID CAP GROWTH OPPORTUNITIES R3 CLASS - 670690742

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        75,835   $        76,135             1,716
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (707)
                                                       ---------------
Net assets                                             $        75,128
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        75,128            45,588   $          1.65
Band 100                                                            --                --              1.68
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.74
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $        75,128            45,588
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (811)
                                                                                           ---------------
Net investment income (loss)                                                                          (811)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,291
Realized gain distributions                                                                         12,896
Net change in unrealized appreciation (depreciation)                                                (1,575)
                                                                                           ---------------
Net gain (loss)                                                                                     19,612
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,801
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (811)  $               (616)
Net realized gain (loss)                                                       8,291                    948
Realized gain distributions                                                   12,896                  3,852
Net change in unrealized appreciation (depreciation)                          (1,575)                 1,093
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,801                  5,277
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      64,607                 17,660
Cost of units redeemed                                                       (60,746)                (9,079)
Account charges                                                                 (137)                  (113)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,724                  8,468
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,525                 13,745
Net assets, beginning                                                         52,603                 38,858
                                                                --------------------   --------------------
Net assets, ending                                              $             75,128   $             52,603
                                                                ====================   ====================

Units sold                                                                    43,357                 15,004
Units redeemed                                                               (40,699)                (7,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,658                  7,058
Units outstanding, beginning                                                  42,930                 35,872
                                                                --------------------   --------------------
Units outstanding, ending                                                     45,588                 42,930
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            126,345
Cost of units redeemed/account charges                                                              (78,756)
Net investment income (loss)                                                                         (1,659)
Net realized gain (loss)                                                                             11,173
Realized gain distributions                                                                          18,325
Net change in unrealized appreciation (depreciation)                                                   (300)
                                                                                       --------------------
Net assets                                                                             $             75,128
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                46   $            75              1.25%             34.5%
12/31/2012                        1.23                43                53              1.25%             13.1%
12/31/2011                        1.08                36                39              1.25%             -4.4%
12/31/2010                        1.13                 4                 5              1.25%             25.7%
12/31/2009                        0.90                 5                 5              1.25%             43.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             13.4%
12/31/2011                        1.10                 0                 0              1.00%             -4.2%
12/31/2010                        1.15                 0                 0              1.00%             26.0%
12/31/2009                        0.91                 0                 0              1.00%             43.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.75%             35.2%
12/31/2012                        1.26                 0                 0              0.75%             13.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.9%
12/31/2010                        1.16                 0                 0              0.75%             26.3%
12/31/2009                        0.92                 0                 0              0.75%             44.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             14.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.7%
12/31/2010                        1.17                 0                 0              0.50%             26.6%
12/31/2009                        0.92                 0                 0              0.50%             44.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             14.3%
12/31/2011                        1.14                 0                 0              0.25%             -3.5%
12/31/2010                        1.18                 0                 0              0.25%             27.0%
12/31/2009                        0.93                 0                 0              0.25%             44.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.00%             36.2%
12/31/2012                        1.32                 0                 0              0.00%             14.5%
12/31/2011                        1.16                 0                 0              0.00%             -3.2%
12/31/2010                        1.19                 0                 0              0.00%             27.3%
12/31/2009                        0.94                 0                 0              0.00%             45.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       610,281   $       519,322            42,628
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,553)
                                                       ---------------
Net assets                                             $       608,728
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       608,728           422,848   $          1.44
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $       608,728           422,848
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           934
Mortality & expense charges                                                                         (7,112)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,178)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            31,812
Realized gain distributions                                                                         51,619
Net change in unrealized appreciation (depreciation)                                                74,299
                                                                                           ---------------
Net gain (loss)                                                                                    157,730
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       151,552
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,178)  $             (6,907)
Net realized gain (loss)                                                      31,812                 12,004
Realized gain distributions                                                   51,619                 88,028
Net change in unrealized appreciation (depreciation)                          74,299                (38,129)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            151,552                 54,996
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,581                 98,868
Cost of units redeemed                                                      (164,107)               (85,668)
Account charges                                                                  (51)                   (43)
                                                                --------------------   --------------------
Increase (decrease)                                                         (125,577)                13,157
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,975                 68,153
Net assets, beginning                                                        582,753                514,600
                                                                --------------------   --------------------
Net assets, ending                                              $            608,728   $            582,753
                                                                ====================   ====================

Units sold                                                                    84,607                 93,699
Units redeemed                                                              (189,156)               (81,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (104,549)                11,941
Units outstanding, beginning                                                 527,397                515,456
                                                                --------------------   --------------------
Units outstanding, ending                                                    422,848                527,397
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            975,263
Cost of units redeemed/account charges                                                             (541,314)
Net investment income (loss)                                                                        (37,955)
Net realized gain (loss)                                                                            (66,112)
Realized gain distributions                                                                         187,887
Net change in unrealized appreciation (depreciation)                                                 90,959
                                                                                       --------------------
Net assets                                                                             $            608,728
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               423   $           609              1.25%             30.3%
12/31/2012                        1.10               527               583              1.25%             10.7%
12/31/2011                        1.00               515               515              1.25%             -3.2%
12/31/2010                        1.03               528               545              1.25%             21.4%
12/31/2009                        0.85               522               444              1.25%             35.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.00%             30.6%
12/31/2012                        1.12                 0                 0              1.00%             11.0%
12/31/2011                        1.01                 0                 0              1.00%             -3.0%
12/31/2010                        1.04                 0                 0              1.00%             21.7%
12/31/2009                        0.86                 0                 0              1.00%             36.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.75%             30.9%
12/31/2012                        1.14                 0                 0              0.75%             11.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.8%
12/31/2010                        1.05                 0                 0              0.75%             22.0%
12/31/2009                        0.86                 0                 0              0.75%             36.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.50%             31.3%
12/31/2012                        1.16                 0                 0              0.50%             11.5%
12/31/2011                        1.04                 0                 0              0.50%             -2.5%
12/31/2010                        1.06                 0                 0              0.50%             22.3%
12/31/2009                        0.87                 0                 0              0.50%             36.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.25%             31.6%
12/31/2012                        1.18                 0                 0              0.25%             11.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.3%
12/31/2010                        1.08                 0                 0              0.25%             22.6%
12/31/2009                        0.88                 0                 0              0.25%             37.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.00%             31.9%
12/31/2012                        1.19                 0                 0              0.00%             12.1%
12/31/2011                        1.07                 0                 0              0.00%             -2.0%
12/31/2010                        1.09                 0                 0              0.00%             22.9%
12/31/2009                        0.88                 0                 0              0.00%             37.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       117,561   $        99,326             8,495
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (838)
                                                       ---------------
Net assets                                             $       116,723
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       116,723            82,532   $          1.41
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $       116,723            82,532
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,609)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,609)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,839
Realized gain distributions                                                                         10,287
Net change in unrealized appreciation (depreciation)                                                11,403
                                                                                           ---------------
Net gain (loss)                                                                                     34,529
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        32,920
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,609)  $             (1,906)
Net realized gain (loss)                                                      12,839                 14,110
Realized gain distributions                                                   10,287                 19,571
Net change in unrealized appreciation (depreciation)                          11,403                (16,084)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             32,920                 15,691
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,240                 26,928
Cost of units redeemed                                                       (59,797)               (76,801)
Account charges                                                                 (163)                  (113)
                                                                --------------------   --------------------
Increase (decrease)                                                          (41,720)               (49,986)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,800)               (34,295)
Net assets, beginning                                                        125,523                159,818
                                                                --------------------   --------------------
Net assets, ending                                              $            116,723   $            125,523
                                                                ====================   ====================

Units sold                                                                    14,328                 25,969
Units redeemed                                                               (47,163)               (72,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,835)               (46,838)
Units outstanding, beginning                                                 115,367                162,205
                                                                --------------------   --------------------
Units outstanding, ending                                                     82,532                115,367
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            355,476
Cost of units redeemed/account charges                                                             (302,233)
Net investment income (loss)                                                                         (7,211)
Net realized gain (loss)                                                                             16,161
Realized gain distributions                                                                          36,295
Net change in unrealized appreciation (depreciation)                                                 18,235
                                                                                       --------------------
Net assets                                                                             $            116,723
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                83   $           117              1.25%             30.0%
12/31/2012                        1.09               115               126              1.25%             10.4%
12/31/2011                        0.99               162               160              1.25%             -3.5%
12/31/2010                        1.02               181               185              1.25%             21.1%
12/31/2009                        0.84                46                39              1.25%             35.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              1.00%             30.3%
12/31/2012                        1.11                 0                 0              1.00%             10.7%
12/31/2011                        1.00                 0                 0              1.00%             -3.3%
12/31/2010                        1.03                 0                 0              1.00%             21.4%
12/31/2009                        0.85                 0                 0              1.00%             35.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             30.6%
12/31/2012                        1.12                 0                 0              0.75%             11.0%
12/31/2011                        1.01                 0                 0              0.75%             -3.0%
12/31/2010                        1.04                 0                 0              0.75%             21.7%
12/31/2009                        0.86                 0                 0              0.75%             36.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.50%             31.0%
12/31/2012                        1.14                 0                 0              0.50%             11.3%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%             22.0%
12/31/2009                        0.86                 0                 0              0.50%             36.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%             31.3%
12/31/2012                        1.16                 0                 0              0.25%             11.5%
12/31/2011                        1.04                 0                 0              0.25%             -2.6%
12/31/2010                        1.07                 0                 0              0.25%             22.3%
12/31/2009                        0.87                 0                 0              0.25%             36.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             31.6%
12/31/2012                        1.18                 0                 0              0.00%             11.8%
12/31/2011                        1.05                 0                 0              0.00%             -2.3%
12/31/2010                        1.08                 0                 0              0.00%             22.6%
12/31/2009                        0.88                 0                 0              0.00%             37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP INDEX FUND R3 CLASS - 670690601

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,880,679   $     5,814,657           397,333
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,785)
                                                       ---------------
Net assets                                             $     6,869,894
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,670,552         4,431,148   $          1.51
Band 100                                                         4,022             2,631              1.53
Band 75                                                             --                --              1.55
Band 50                                                          1,497               950              1.58
Band 25                                                             --                --              1.60
Band 0                                                         193,823           119,252              1.63
                                                       ---------------    --------------
 Total                                                 $     6,869,894         4,553,981
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        26,708
Mortality & expense charges                                                                        (62,272)
                                                                                           ---------------
Net investment income (loss)                                                                       (35,564)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           221,217
Realized gain distributions                                                                        247,671
Net change in unrealized appreciation (depreciation)                                               847,533
                                                                                           ---------------
Net gain (loss)                                                                                  1,316,421
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,280,857
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (35,564)  $            (14,139)
Net realized gain (loss)                                                     221,217                 39,264
Realized gain distributions                                                  247,671                104,120
Net change in unrealized appreciation (depreciation)                         847,533                179,664
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,280,857                308,909
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,251,630              2,519,482
Cost of units redeemed                                                    (1,841,916)            (1,367,751)
Account charges                                                               (4,653)                (2,508)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,405,061              1,149,223
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,685,918              1,458,132
Net assets, beginning                                                      3,183,976              1,725,844
                                                                --------------------   --------------------
Net assets, ending                                              $          6,869,894   $          3,183,976
                                                                ====================   ====================

Units sold                                                                 3,201,941              2,333,397
Units redeemed                                                            (1,408,726)            (1,301,281)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,793,215              1,032,116
Units outstanding, beginning                                               2,760,766              1,728,650
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,553,981              2,760,766
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,085,244
Cost of units redeemed/account charges                                                           (5,027,813)
Net investment income (loss)                                                                        (76,124)
Net realized gain (loss)                                                                            396,101
Realized gain distributions                                                                         426,464
Net change in unrealized appreciation (depreciation)                                              1,066,022
                                                                                       --------------------
Net assets                                                                             $          6,869,894
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51             4,431   $         6,671              1.25%             30.6%
12/31/2012                        1.15             2,743             3,163              1.25%             15.5%
12/31/2011                        1.00             1,715             1,711              1.25%             -3.6%
12/31/2010                        1.04             1,525             1,579              1.25%             23.8%
12/31/2009                        0.84               750               627              1.25%             34.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 3   $             4              1.00%             30.9%
12/31/2012                        1.17                 2                 3              1.00%             15.8%
12/31/2011                        1.01                 1                 1              1.00%             -3.4%
12/31/2010                        1.04                 0                 0              1.00%             24.1%
12/31/2009                        0.84                 0                 0              1.00%             35.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.75%             31.2%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.02                 0                 0              0.75%             -3.1%
12/31/2010                        1.05                 0                 0              0.75%             24.5%
12/31/2009                        0.85                 0                 0              0.75%             35.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 1   $             1              0.50%             31.6%
12/31/2012                        1.20                 1                 1              0.50%             16.4%
12/31/2011                        1.03                 1                 1              0.50%             -2.9%
12/31/2010                        1.06                 3                 3              0.50%             24.8%
12/31/2009                        0.85                 0                 0              0.50%             35.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.25%             31.9%
12/31/2012                        1.21                 0                 0              0.25%             16.7%
12/31/2011                        1.04                 0                 0              0.25%             -2.7%
12/31/2010                        1.07                 0                 0              0.25%             25.1%
12/31/2009                        0.85                 0                 0              0.25%             36.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63               119   $           194              0.00%             32.2%
12/31/2012                        1.23                14                17              0.00%             17.0%
12/31/2011                        1.05                12                12              0.00%             -2.4%
12/31/2010                        1.08                 3                 4              0.00%             25.4%
12/31/2009                        0.86                 0                 0              0.00%             36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.6%
                2011               0.0%
                2010               0.7%
                2009               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP INDEX FUND R3 CLASS - 670690205

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,342,889   $     4,625,958           364,756
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (21,087)
                                                       ---------------
Net assets                                             $     5,321,802
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,985,671         3,487,012   $          1.43
Band 100                                                         2,073             1,428              1.45
Band 75                                                             --                --              1.47
Band 50                                                            999               667              1.50
Band 25                                                             --                --              1.52
Band 0                                                         333,059           215,748              1.54
                                                       ---------------   ---------------
 Total                                                 $     5,321,802         3,704,855
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,850
Mortality & expense charges                                                                        (39,242)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,392)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           228,630
Realized gain distributions                                                                        265,329
Net change in unrealized appreciation (depreciation)                                               553,986
                                                                                           ---------------
Net gain (loss)                                                                                  1,047,945
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,037,553
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,392)  $             (9,280)
Net realized gain (loss)                                                     228,630                 70,843
Realized gain distributions                                                  265,329                 67,017
Net change in unrealized appreciation (depreciation)                         553,986                 71,799
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,037,553                200,379
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,217,369              1,247,993
Cost of units redeemed                                                    (2,771,433)            (1,006,678)
Account charges                                                               (4,038)                (3,619)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,441,898                237,696
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,479,451                438,075
Net assets, beginning                                                      1,842,351              1,404,276
                                                                --------------------   --------------------
Net assets, ending                                              $          5,321,802   $          1,842,351
                                                                ====================   ====================

Units sold                                                                 4,364,787              1,391,461
Units redeemed                                                            (2,400,171)            (1,164,898)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,964,616                226,563
Units outstanding, beginning                                               1,740,239              1,513,676
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,704,855              1,740,239
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,698,452
Cost of units redeemed/account charges                                                           (4,711,413)
Net investment income (loss)                                                                        (38,453)
Net realized gain (loss)                                                                            295,476
Realized gain distributions                                                                         360,809
Net change in unrealized appreciation (depreciation)                                                716,931
                                                                                       --------------------
Net assets                                                                             $          5,321,802
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43             3,487   $         4,986              1.25%             36.0%
12/31/2012                        1.05             1,552             1,631              1.25%             14.0%
12/31/2011                        0.92             1,347             1,243              1.25%             -6.1%
12/31/2010                        0.98             1,013               995              1.25%             24.2%
12/31/2009                        0.79               610               483              1.25%             24.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 1   $             2              1.00%             36.4%
12/31/2012                        1.06                 1                 1              1.00%             14.3%
12/31/2011                        0.93                 0                 0              1.00%             -5.9%
12/31/2010                        0.99                 0                 0              1.00%             24.5%
12/31/2009                        0.80                 0                 0              1.00%             25.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             36.7%
12/31/2012                        1.08                 0                 0              0.75%             14.5%
12/31/2011                        0.94                 0                 0              0.75%             -5.6%
12/31/2010                        1.00                 0                 0              0.75%             24.8%
12/31/2009                        0.80                 0                 0              0.75%             25.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 1   $             1              0.50%             37.0%
12/31/2012                        1.09                 1                 1              0.50%             14.8%
12/31/2011                        0.95                 1                 1              0.50%             -5.4%
12/31/2010                        1.01                 1                 1              0.50%             25.1%
12/31/2009                        0.80                 0                 0              0.50%             25.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%             37.4%
12/31/2012                        1.11                 0                 0              0.25%             15.1%
12/31/2011                        0.96                 0                 0              0.25%             -5.2%
12/31/2010                        1.01                 0                 0              0.25%             25.4%
12/31/2009                        0.81                 0                 0              0.25%             26.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54               216   $           333              0.00%             37.7%
12/31/2012                        1.12               187               209              0.00%             15.4%
12/31/2011                        0.97               166               161              0.00%             -4.9%
12/31/2010                        1.02               134               137              0.00%             25.7%
12/31/2009                        0.81                 4                 3              0.00%             26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               0.6%
                2011               0.0%
                2010               0.5%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,310,581   $     1,378,095            67,690
                                                                         ===============   ===============
Receivables: investments sold                                   24,279
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,334,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,161,618           719,411   $          1.61
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                         173,242           102,012              1.70
                                                       ---------------   ---------------
 Total                                                 $     1,334,860           821,423
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,948
Mortality & expense charges                                                                        (15,612)
                                                                                           ---------------
Net investment income (loss)                                                                        13,336
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            43,310
Realized gain distributions                                                                         78,186
Net change in unrealized appreciation (depreciation)                                              (152,503)
                                                                                           ---------------
Net gain (loss)                                                                                    (31,007)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (17,671)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,336   $              8,075
Net realized gain (loss)                                                      43,310                 39,797
Realized gain distributions                                                   78,186                 37,788
Net change in unrealized appreciation (depreciation)                        (152,503)                77,944
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (17,671)               163,604
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     505,430                713,737
Cost of units redeemed                                                      (396,112)              (545,582)
Account charges                                                                 (729)                  (719)
                                                                --------------------   --------------------
Increase (decrease)                                                          108,589                167,436
                                                                --------------------   --------------------
Net increase (decrease)                                                       90,918                331,040
Net assets, beginning                                                      1,243,942                912,902
                                                                --------------------   --------------------
Net assets, ending                                              $          1,334,860   $          1,243,942
                                                                ====================   ====================

Units sold                                                                   307,036                502,804
Units redeemed                                                              (248,793)              (391,801)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,243                111,003
Units outstanding, beginning                                                 763,180                652,177
                                                                --------------------   --------------------
Units outstanding, ending                                                    821,423                763,180
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,620,915
Cost of units redeemed/account charges                                                           (1,501,735)
Net investment income (loss)                                                                         29,209
Net realized gain (loss)                                                                            127,303
Realized gain distributions                                                                         126,682
Net change in unrealized appreciation (depreciation)                                                (67,514)
                                                                                       --------------------
Net assets                                                                             $          1,334,860
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61               719   $         1,162              1.25%             -0.5%
12/31/2012                        1.62               676             1,097              1.25%             16.3%
12/31/2011                        1.39               564               787              1.25%              6.0%
12/31/2010                        1.32               221               291              1.25%             28.3%
12/31/2009                        1.03                 0                 0              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              1.00%             -0.3%
12/31/2012                        1.64                 0                 0              1.00%             16.6%
12/31/2011                        1.40                 0                 0              1.00%              6.3%
12/31/2010                        1.32                 0                 0              1.00%             28.6%
12/31/2009                        1.03                 0                 0              1.00%              2.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%              0.0%
12/31/2012                        1.65                 0                 0              0.75%             16.9%
12/31/2011                        1.41                 0                 0              0.75%              6.5%
12/31/2010                        1.32                 0                 0              0.75%             28.9%
12/31/2009                        1.03                 0                 0              0.75%              2.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%              0.2%
12/31/2012                        1.66                 0                 0              0.50%             17.2%
12/31/2011                        1.42                 0                 0              0.50%              6.8%
12/31/2010                        1.33                 0                 0              0.50%             29.3%
12/31/2009                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.25%              0.5%
12/31/2012                        1.67                 0                 0              0.25%             17.5%
12/31/2011                        1.42                 0                 0              0.25%              7.1%
12/31/2010                        1.33                 0                 0              0.25%             29.6%
12/31/2009                        1.03                 0                 0              0.25%              2.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70               102   $           173              0.00%              0.8%
12/31/2012                        1.69                87               147              0.00%             17.8%
12/31/2011                        1.43                88               126              0.00%              7.3%
12/31/2010                        1.33                73                97              0.00%             29.9%
12/31/2009                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               1.9%
                2011               2.3%
                2010               1.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,308,427   $     1,127,633           104,008
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $     1,308,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        19,047            14,253   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.44
Band 0                                                       1,289,376           881,950              1.46
                                                       ---------------   ---------------
 Total                                                 $     1,308,423           896,203
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        37,377
Mortality & expense charges                                                                            (45)
                                                                                           ---------------
Net investment income (loss)                                                                        37,332
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,969
Realized gain distributions                                                                         44,015
Net change in unrealized appreciation (depreciation)                                               124,383
                                                                                           ---------------
Net gain (loss)                                                                                    174,367
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       211,699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,332   $             28,756
Net realized gain (loss)                                                       5,969                  3,822
Realized gain distributions                                                   44,015                 35,326
Net change in unrealized appreciation (depreciation)                         124,383                 60,067
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            211,699                127,971
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,580                 43,013
Cost of units redeemed                                                       (46,666)               (56,803)
Account charges                                                                 (219)                  (784)
                                                                --------------------   --------------------
Increase (decrease)                                                           (8,305)               (14,574)
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,394                113,397
Net assets, beginning                                                      1,105,029                991,632
                                                                --------------------   --------------------
Net assets, ending                                              $          1,308,423   $          1,105,029
                                                                ====================   ====================

Units sold                                                                    29,917                 49,539
Units redeemed                                                               (36,063)               (61,971)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,146)               (12,432)
Units outstanding, beginning                                                 902,349                914,781
                                                                --------------------   --------------------
Units outstanding, ending                                                    896,203                902,349
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,355,212
Cost of units redeemed/account charges                                                           (1,432,448)
Net investment income (loss)                                                                        105,197
Net realized gain (loss)                                                                             13,142
Realized gain distributions                                                                          86,526
Net change in unrealized appreciation (depreciation)                                                180,794
                                                                                       --------------------
Net assets                                                                             $          1,308,423
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                14   $            19              1.25%             17.9%
12/31/2012                        1.13                 1                 1              1.25%             11.6%
12/31/2011                        1.02                 0                 0              1.25%             -4.0%
12/31/2010                        1.06                 0                 0              1.25%             11.0%
12/31/2009                        0.95                 1                 1              1.25%             27.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             18.2%
12/31/2012                        1.15                 0                 0              1.00%             11.8%
12/31/2011                        1.03                 0                 0              1.00%             -3.7%
12/31/2010                        1.07                 0                 0              1.00%             11.3%
12/31/2009                        0.96                 0                 0              1.00%             28.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             18.5%
12/31/2012                        1.17                 0                 0              0.75%             12.1%
12/31/2011                        1.04                 0                 0              0.75%             -3.5%
12/31/2010                        1.08                 0                 0              0.75%             11.6%
12/31/2009                        0.97                 0                 0              0.75%             28.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             18.8%
12/31/2012                        1.19                 0                 0              0.50%             12.4%
12/31/2011                        1.06                 0                 0              0.50%             -3.2%
12/31/2010                        1.09                 0                 0              0.50%             11.9%
12/31/2009                        0.98                 0                 0              0.50%             28.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.25%             19.1%
12/31/2012                        1.21                 0                 0              0.25%             12.7%
12/31/2011                        1.07                 0                 0              0.25%             -3.0%
12/31/2010                        1.10                 0                 0              0.25%             12.2%
12/31/2009                        0.98                 0                 0              0.25%             29.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               882   $         1,289              0.00%             19.4%
12/31/2012                        1.22               902             1,104              0.00%             13.0%
12/31/2011                        1.08               915               991              0.00%             -2.8%
12/31/2010                        1.11               999             1,114              0.00%             12.4%
12/31/2009                        0.99                 0                 0              0.00%             29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.1%
                2012               2.7%
                2011               1.4%
                2010               4.3%
                2009               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            NUVEEN MID CAP GROWTH OPPORTUNITIES A CLASS - 670690718

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        96,542   $        88,883             2,118
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (460)
                                                       ---------------
Net assets                                             $        96,082
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        96,082            57,259   $          1.68
Band 100                                                            --                --              1.71
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $        96,082            57,259
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,005)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,005)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,952
Realized gain distributions                                                                         16,025
Net change in unrealized appreciation (depreciation)                                                24,062
                                                                                           ---------------
Net gain (loss)                                                                                     67,039
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        64,034
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,005)  $            (12,731)
Net realized gain (loss)                                                      26,952                126,836
Realized gain distributions                                                   16,025                 33,031
Net change in unrealized appreciation (depreciation)                          24,062                (50,344)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,034                 96,792
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,970              2,175,833
Cost of units redeemed                                                      (420,721)            (2,192,559)
Account charges                                                                  (53)                (6,978)
                                                                --------------------   --------------------
Increase (decrease)                                                         (397,804)               (23,704)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (333,770)                73,088
Net assets, beginning                                                        429,852                356,764
                                                                --------------------   --------------------
Net assets, ending                                              $             96,082   $            429,852
                                                                ====================   ====================

Units sold                                                                    16,548              1,994,003
Units redeemed                                                              (304,662)            (1,973,694)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (288,114)                20,309
Units outstanding, beginning                                                 345,373                325,064
                                                                --------------------   --------------------
Units outstanding, ending                                                     57,259                345,373
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,732,250
Cost of units redeemed/account charges                                                           (3,807,850)
Net investment income (loss)                                                                        (35,435)
Net realized gain (loss)                                                                             95,528
Realized gain distributions                                                                         103,930
Net change in unrealized appreciation (depreciation)                                                  7,659
                                                                                       --------------------
Net assets                                                                             $             96,082
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                57   $            96              1.25%             34.8%
12/31/2012                        1.24               345               430              1.25%             13.4%
12/31/2011                        1.10               325               357              1.25%             -4.2%
12/31/2010                        1.15               350               401              1.25%             26.0%
12/31/2009                        0.91               306               279              1.25%             43.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              1.00%             35.2%
12/31/2012                        1.26                 0                 0              1.00%             13.7%
12/31/2011                        1.11                 0                 0              1.00%             -3.9%
12/31/2010                        1.16                 0                 0              1.00%             26.3%
12/31/2009                        0.92                 0                 0              1.00%             44.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.75%             35.5%
12/31/2012                        1.28                 0                 0              0.75%             14.0%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             26.6%
12/31/2009                        0.92                 0                 0              0.75%             44.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.50%             35.8%
12/31/2012                        1.30                 0                 0              0.50%             14.3%
12/31/2011                        1.14                 0                 0              0.50%             -3.4%
12/31/2010                        1.18                 0                 0              0.50%             26.9%
12/31/2009                        0.93                 0                 0              0.50%             44.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.25%             36.2%
12/31/2012                        1.32                 0                 0              0.25%             14.5%
12/31/2011                        1.16                 0                 0              0.25%             -3.2%
12/31/2010                        1.19                 0                 0              0.25%             27.3%
12/31/2009                        0.94                 0                 0              0.25%             45.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.00%             36.5%
12/31/2012                        1.34                 0                 0              0.00%             14.8%
12/31/2011                        1.17                 0                 0              0.00%             -3.0%
12/31/2010                        1.21                 0                 0              0.00%             27.6%
12/31/2009                        0.95                 0                 0              0.00%             45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,807   $         6,061               207
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (19)
                                                       ---------------
Net assets                                             $         6,788
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,788             5,071   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $         6,788             5,071
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            17
Mortality & expense charges                                                                            (29)
                                                                                           ---------------
Net investment income (loss)                                                                           (12)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                28
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   729
                                                                                           ---------------
Net gain (loss)                                                                                        757
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           745
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (12)  $                (76)
Net realized gain (loss)                                                          28                    735
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             729                   (119)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                745                    540
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,002                  1,218
Cost of units redeemed                                                          (113)               (15,449)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,889                (14,231)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,634                (13,691)
Net assets, beginning                                                          1,154                 14,845
                                                                --------------------   --------------------
Net assets, ending                                              $              6,788   $              1,154
                                                                ====================   ====================

Units sold                                                                     3,979                  1,263
Units redeemed                                                                   (86)               (16,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,893                (15,228)
Units outstanding, beginning                                                   1,178                 16,406
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,071                  1,178
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             59,197
Cost of units redeemed/account charges                                                              (69,696)
Net investment income (loss)                                                                           (827)
Net realized gain (loss)                                                                             17,368
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    746
                                                                                       --------------------
Net assets                                                                             $              6,788
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 5   $             7              1.25%             36.6%
12/31/2012                        0.98                 1                 1              1.25%              8.3%
12/31/2011                        0.90                16                15              1.25%             -8.8%
12/31/2010                        0.99                58                57              1.25%             18.7%
12/31/2009                        0.84                52                44              1.25%             26.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             36.9%
12/31/2012                        1.00                 0                 0              1.00%              8.6%
12/31/2011                        0.92                 0                 0              1.00%             -8.6%
12/31/2010                        1.00                 0                 0              1.00%             19.0%
12/31/2009                        0.84                 0                 0              1.00%             27.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             37.3%
12/31/2012                        1.01                 0                 0              0.75%              8.8%
12/31/2011                        0.93                 0                 0              0.75%             -8.3%
12/31/2010                        1.01                 0                 0              0.75%             19.3%
12/31/2009                        0.85                 0                 0              0.75%             27.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             37.6%
12/31/2012                        1.03                 0                 0              0.50%              9.1%
12/31/2011                        0.94                 0                 0              0.50%             -8.1%
12/31/2010                        1.02                 0                 0              0.50%             19.6%
12/31/2009                        0.86                 0                 0              0.50%             27.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.25%             38.0%
12/31/2012                        1.04                 0                 0              0.25%              9.4%
12/31/2011                        0.95                 0                 0              0.25%             -7.9%
12/31/2010                        1.03                 0                 0              0.25%             19.9%
12/31/2009                        0.86                 0                 0              0.25%             27.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             38.3%
12/31/2012                        1.06                 0                 0              0.00%              9.7%
12/31/2011                        0.97                 0                 0              0.00%             -7.6%
12/31/2010                        1.05                 0                 0              0.00%             20.2%
12/31/2009                        0.87                 0                 0              0.00%             28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.1%
                2011               0.1%
                2010               0.8%
                2009               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       485,628   $       368,074            27,255
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (201)
                                                       ---------------
Net assets                                             $       485,427
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       464,144           316,953   $          1.46
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.52
Band 50                                                         21,283            13,771              1.55
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $       485,427           330,724
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           564
Mortality & expense charges                                                                         (5,111)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,547)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,341
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               111,236
                                                                                           ---------------
Net gain (loss)                                                                                    132,577
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       128,030
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,547)  $                 10
Net realized gain (loss)                                                      21,341                  5,694
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         111,236                  3,213
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            128,030                  8,917
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     166,740                543,137
Cost of units redeemed                                                      (112,788)              (278,492)
Account charges                                                               (1,307)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                           52,645                264,528
                                                                --------------------   --------------------
Net increase (decrease)                                                      180,675                273,445
Net assets, beginning                                                        304,752                 31,307
                                                                --------------------   --------------------
Net assets, ending                                              $            485,427   $            304,752
                                                                ====================   ====================

Units sold                                                                   380,739                526,601
Units redeemed                                                              (333,450)              (275,311)
                                                                --------------------   --------------------
Net increase (decrease)                                                       47,289                251,290
Units outstanding, beginning                                                 283,435                 32,145
                                                                --------------------   --------------------
Units outstanding, ending                                                    330,724                283,435
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            769,420
Cost of units redeemed/account charges                                                             (426,812)
Net investment income (loss)                                                                         (5,021)
Net realized gain (loss)                                                                             30,286
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                117,554
                                                                                       --------------------
Net assets                                                                             $            485,427
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               317   $           464              1.25%             36.6%
12/31/2012                        1.07               265               284              1.25%             12.5%
12/31/2011                        0.95                14                13              1.25%             -1.6%
12/31/2010                        0.97                12                12              1.25%             26.3%
12/31/2009                        0.77                34                26              1.25%             16.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              1.00%             37.0%
12/31/2012                        1.09                 0                 0              1.00%             12.8%
12/31/2011                        0.97                 0                 0              1.00%             -1.3%
12/31/2010                        0.98                 0                 0              1.00%             26.6%
12/31/2009                        0.77                 0                 0              1.00%             16.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.75%             37.3%
12/31/2012                        1.11                 0                 0              0.75%             13.1%
12/31/2011                        0.98                 0                 0              0.75%             -1.1%
12/31/2010                        0.99                 0                 0              0.75%             26.9%
12/31/2009                        0.78                 0                 0              0.75%             17.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                14   $            21              0.50%             37.6%
12/31/2012                        1.12                18                21              0.50%             13.4%
12/31/2011                        0.99                18                18              0.50%             -0.8%
12/31/2010                        1.00                20                20              0.50%             27.3%
12/31/2009                        0.78                 0                 0              0.50%             17.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.25%             38.0%
12/31/2012                        1.14                 0                 0              0.25%             13.7%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.01                 0                 0              0.25%             27.6%
12/31/2009                        0.79                 0                 0              0.25%             17.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.00%             38.3%
12/31/2012                        1.16                 0                 0              0.00%             13.9%
12/31/2011                        1.02                 0                 0              0.00%             -0.4%
12/31/2010                        1.02                 0                 0              0.00%             27.9%
12/31/2009                        0.80                 0                 0              0.00%             18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.3%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       260,357   $       237,536            20,952
                                                                         ===============   ===============
Receivables: investments sold                                       85
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       260,442
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       122,183            93,095   $          1.31
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.41
Band 0                                                         138,259            96,289              1.44
                                                       ---------------   ---------------
 Total                                                 $       260,442           189,384
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,824
Mortality & expense charges                                                                         (5,515)
                                                                                           ---------------
Net investment income (loss)                                                                         1,309
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            43,383
Realized gain distributions                                                                          8,858
Net change in unrealized appreciation (depreciation)                                                44,150
                                                                                           ---------------
Net gain (loss)                                                                                     96,391
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        97,700
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,309   $             11,032
Net realized gain (loss)                                                      43,383                 (8,729)
Realized gain distributions                                                    8,858                 29,348
Net change in unrealized appreciation (depreciation)                          44,150                 64,130
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             97,700                 95,781
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,264                109,294
Cost of units redeemed                                                      (801,581)              (217,058)
Account charges                                                                 (247)                  (441)
                                                                --------------------   --------------------
Increase (decrease)                                                         (743,564)              (108,205)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (645,864)               (12,424)
Net assets, beginning                                                        906,306                918,730
                                                                --------------------   --------------------
Net assets, ending                                              $            260,442   $            906,306
                                                                ====================   ====================

Units sold                                                                    48,237                103,721
Units redeemed                                                              (663,208)              (209,506)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (614,971)              (105,785)
Units outstanding, beginning                                                 804,355                910,140
                                                                --------------------   --------------------
Units outstanding, ending                                                    189,384                804,355
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,101,809
Cost of units redeemed/account charges                                                           (1,975,471)
Net investment income (loss)                                                                         20,216
Net realized gain (loss)                                                                             46,115
Realized gain distributions                                                                          44,952
Net change in unrealized appreciation (depreciation)                                                 22,821
                                                                                       --------------------
Net assets                                                                             $            260,442
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                93   $           122              1.25%             17.5%
12/31/2012                        1.12               715               799              1.25%             11.3%
12/31/2011                        1.00               828               830              1.25%             -4.2%
12/31/2010                        1.05               139               146              1.25%             10.7%
12/31/2009                        0.95               108               102              1.25%             27.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             17.8%
12/31/2012                        1.13                 0                 0              1.00%             11.6%
12/31/2011                        1.02                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%             10.9%
12/31/2009                        0.95                 0                 0              1.00%             27.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             18.1%
12/31/2012                        1.15                 0                 0              0.75%             11.9%
12/31/2011                        1.03                 0                 0              0.75%             -3.7%
12/31/2010                        1.07                 0                 0              0.75%             11.2%
12/31/2009                        0.96                 0                 0              0.75%             28.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.50%             18.4%
12/31/2012                        1.17                 0                 0              0.50%             12.1%
12/31/2011                        1.04                 0                 0              0.50%             -3.5%
12/31/2010                        1.08                 0                 0              0.50%             11.5%
12/31/2009                        0.97                 0                 0              0.50%             28.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             18.7%
12/31/2012                        1.19                 0                 0              0.25%             12.4%
12/31/2011                        1.06                 0                 0              0.25%             -3.2%
12/31/2010                        1.09                 0                 0              0.25%             11.8%
12/31/2009                        0.98                 0                 0              0.25%             28.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                96   $           138              0.00%             19.0%
12/31/2012                        1.21                89               108              0.00%             12.7%
12/31/2011                        1.07                83                88              0.00%             -3.0%
12/31/2010                        1.10                 9                 9              0.00%             12.1%
12/31/2009                        0.98                 0                 0              0.00%             29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.3%
                2011               2.2%
                2010               2.4%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        59,872   $        35,374             3,534
                                                                         ===============   ===============
Receivables: investments sold                                    4,175
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        64,047
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        64,047            43,029   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $        64,047            43,029
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           197
Mortality & expense charges                                                                           (752)
                                                                                           ---------------
Net investment income (loss)                                                                          (555)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,147
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,285
                                                                                           ---------------
Net gain (loss)                                                                                     19,432
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,877
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (555)  $               (422)
Net realized gain (loss)                                                      11,147                  2,849
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,285                  3,684
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,877                  6,111
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,308                 12,247
Cost of units redeemed                                                       (23,902)                (9,542)
Account charges                                                                  (47)                   (54)
                                                                --------------------   --------------------
Increase (decrease)                                                           (9,641)                 2,651
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,236                  8,762
Net assets, beginning                                                         54,811                 46,049
                                                                --------------------   --------------------
Net assets, ending                                              $             64,047   $             54,811
                                                                ====================   ====================

Units sold                                                                    10,988                 13,208
Units redeemed                                                               (18,391)               (10,542)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,403)                 2,666
Units outstanding, beginning                                                  50,432                 47,766
                                                                --------------------   --------------------
Units outstanding, ending                                                     43,029                 50,432
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            111,468
Cost of units redeemed/account charges                                                              (77,228)
Net investment income (loss)                                                                         (2,345)
Net realized gain (loss)                                                                              7,641
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                 24,498
                                                                                       --------------------
Net assets                                                                             $             64,047
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                43   $            64              1.25%             37.0%
12/31/2012                        1.09                50                55              1.25%             12.7%
12/31/2011                        0.96                48                46              1.25%             -1.3%
12/31/2010                        0.98                51                49              1.25%             26.6%
12/31/2009                        0.77                47                36              1.25%             16.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              1.00%             37.3%
12/31/2012                        1.10                 0                 0              1.00%             13.0%
12/31/2011                        0.98                 0                 0              1.00%             -1.1%
12/31/2010                        0.99                 0                 0              1.00%             26.9%
12/31/2009                        0.78                 0                 0              1.00%             17.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             37.6%
12/31/2012                        1.12                 0                 0              0.75%             13.3%
12/31/2011                        0.99                 0                 0              0.75%             -0.8%
12/31/2010                        1.00                 0                 0              0.75%             27.3%
12/31/2009                        0.78                 0                 0              0.75%             17.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.50%             38.0%
12/31/2012                        1.14                 0                 0              0.50%             13.6%
12/31/2011                        1.00                 0                 0              0.50%             -0.6%
12/31/2010                        1.01                 0                 0              0.50%             27.6%
12/31/2009                        0.79                 0                 0              0.50%             17.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.25%             38.3%
12/31/2012                        1.16                 0                 0              0.25%             13.9%
12/31/2011                        1.02                 0                 0              0.25%             -0.3%
12/31/2010                        1.02                 0                 0              0.25%             27.9%
12/31/2009                        0.80                 0                 0              0.25%             18.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.00%             38.7%
12/31/2012                        1.17                 0                 0              0.00%             14.2%
12/31/2011                        1.03                 0                 0              0.00%             -0.1%
12/31/2010                        1.03                 0                 0              0.00%             28.2%
12/31/2009                        0.80                 0                 0              0.00%             18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.4%
                2011               0.0%
                2010               0.0%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN STRATEGIC INCOME R CLASS - 354713554

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,167,707   $     4,227,782           401,335
                                                                         ===============   ===============
Receivables: investments sold                                   14,212
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,181,919
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,676,701         2,132,926   $          1.72
Band 100                                                         2,936             1,660              1.77
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.91
Band 0                                                         502,282           256,216              1.96
                                                       ---------------   ---------------
 Total                                                 $     4,181,919         2,390,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       197,139
Mortality & expense charges                                                                        (54,247)
                                                                                           ---------------
Net investment income (loss)                                                                       142,892
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           256,851
Realized gain distributions                                                                         37,949
Net change in unrealized appreciation (depreciation)                                              (348,129)
                                                                                           ---------------
Net gain (loss)                                                                                    (53,329)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        89,563
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            142,892   $            258,236
Net realized gain (loss)                                                     256,851                178,898
Realized gain distributions                                                   37,949                 20,056
Net change in unrealized appreciation (depreciation)                        (348,129)               144,659
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             89,563                601,849
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     770,641              2,722,556
Cost of units redeemed                                                    (2,592,503)            (3,597,799)
Account charges                                                               (1,378)                (9,633)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,823,240)              (884,876)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,733,677)              (283,027)
Net assets, beginning                                                      5,915,596              6,198,623
                                                                --------------------   --------------------
Net assets, ending                                              $          4,181,919   $          5,915,596
                                                                ====================   ====================

Units sold                                                                 1,336,802              2,848,091
Units redeemed                                                            (2,370,037)            (3,420,524)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,033,235)              (572,433)
Units outstanding, beginning                                               3,424,037              3,996,470
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,390,802              3,424,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,943,911
Cost of units redeemed/account charges                                                          (13,435,774)
Net investment income (loss)                                                                      1,369,223
Net realized gain (loss)                                                                            306,629
Realized gain distributions                                                                          58,005
Net change in unrealized appreciation (depreciation)                                                (60,075)
                                                                                       --------------------
Net assets                                                                             $          4,181,919
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72             2,133   $         3,677              1.25%              1.6%
12/31/2012                        1.70             2,923             4,961              1.25%             10.7%
12/31/2011                        1.53             3,563             5,462              1.25%              1.1%
12/31/2010                        1.52             3,200             4,851              1.25%              9.2%
12/31/2009                        1.39             2,586             3,587              1.25%             23.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 2   $             3              1.00%              1.8%
12/31/2012                        1.74                 0                 0              1.00%             11.0%
12/31/2011                        1.56                 0                 0              1.00%              1.4%
12/31/2010                        1.54                 0                 0              1.00%              9.5%
12/31/2009                        1.41                 0                 0              1.00%             23.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.75%              2.1%
12/31/2012                        1.78                 0                 0              0.75%             11.3%
12/31/2011                        1.60                 0                 0              0.75%              1.6%
12/31/2010                        1.57                 0                 0              0.75%              9.8%
12/31/2009                        1.43                 0                 0              0.75%             24.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.50%              2.3%
12/31/2012                        1.82                 0                 0              0.50%             11.5%
12/31/2011                        1.63                 0                 0              0.50%              1.9%
12/31/2010                        1.60                 0                 0              0.50%             10.1%
12/31/2009                        1.45                 0                 0              0.50%             24.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%              2.6%
12/31/2012                        1.86                 0                 0              0.25%             11.8%
12/31/2011                        1.66                 0                 0              0.25%              2.2%
12/31/2010                        1.63                 0                 0              0.25%             10.3%
12/31/2009                        1.48                 0                 0              0.25%             24.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96               256   $           502              0.00%              2.8%
12/31/2012                        1.91               501               955              0.00%             12.1%
12/31/2011                        1.70               433               737              0.00%              2.4%
12/31/2010                        1.66               466               773              0.00%             10.6%
12/31/2009                        1.50               446               669              0.00%             25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.9%
                2012               5.3%
                2011               5.9%
                2010               5.4%
                2009               5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN FLEX CAP GROWTH R CLASS - 354713562

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,025,571   $     1,763,327            37,954
                                                                         ===============   ===============
Receivables: investments sold                                    2,740
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,028,311
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,028,311         1,009,554   $          2.01
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.17
Band 25                                                             --                --              2.23
Band 0                                                              --                --              2.28
                                                       ---------------   ---------------
 Total                                                 $     2,028,311         1,009,554
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (23,448)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,448)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           193,616
Realized gain distributions                                                                        280,517
Net change in unrealized appreciation (depreciation)                                               171,997
                                                                                           ---------------
Net gain (loss)                                                                                    646,130
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       622,682
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,448)  $            (27,772)
Net realized gain (loss)                                                     193,616                159,718
Realized gain distributions                                                  280,517                 76,368
Net change in unrealized appreciation (depreciation)                         171,997                 48,704
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            622,682                257,018
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     357,995                574,443
Cost of units redeemed                                                    (1,198,001)            (1,277,438)
Account charges                                                                 (291)                  (283)
                                                                --------------------   --------------------
Increase (decrease)                                                         (840,297)              (703,278)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (217,615)              (446,260)
Net assets, beginning                                                      2,245,926              2,692,186
                                                                --------------------   --------------------
Net assets, ending                                              $          2,028,311   $          2,245,926
                                                                ====================   ====================

Units sold                                                                   214,815                376,063
Units redeemed                                                              (696,990)              (822,295)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (482,175)              (446,232)
Units outstanding, beginning                                               1,491,729              1,937,961
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,009,554              1,491,729
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,693,872
Cost of units redeemed/account charges                                                           (3,668,361)
Net investment income (loss)                                                                       (120,301)
Net realized gain (loss)                                                                            382,734
Realized gain distributions                                                                         478,123
Net change in unrealized appreciation (depreciation)                                                262,244
                                                                                       --------------------
Net assets                                                                             $          2,028,311
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01             1,010   $         2,028              1.25%             35.1%
12/31/2012                        1.49             1,339             1,991              1.25%              8.0%
12/31/2011                        1.38             1,782             2,453              1.25%             -5.4%
12/31/2010                        1.46             1,072             1,561              1.25%             14.6%
12/31/2009                        1.27               870             1,106              1.25%             32.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              1.00%             35.5%
12/31/2012                        1.52                 0                 0              1.00%              8.2%
12/31/2011                        1.41                 0                 0              1.00%             -5.2%
12/31/2010                        1.48                 0                 0              1.00%             14.9%
12/31/2009                        1.29                 0                 0              1.00%             32.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.75%             35.8%
12/31/2012                        1.56                 0                 0              0.75%              8.5%
12/31/2011                        1.44                 0                 0              0.75%             -5.0%
12/31/2010                        1.51                 0                 0              0.75%             15.1%
12/31/2009                        1.31                 0                 0              0.75%             32.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.50%             36.1%
12/31/2012                        1.59                 0                 0              0.50%              8.8%
12/31/2011                        1.46                 0                 0              0.50%             -4.7%
12/31/2010                        1.54                 0                 0              0.50%             15.4%
12/31/2009                        1.33                 0                 0              0.50%             33.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.25%             36.5%
12/31/2012                        1.63                 0                 0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%             -4.5%
12/31/2010                        1.57                 0                 0              0.25%             15.7%
12/31/2009                        1.35                 0                 0              0.25%             33.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 0   $             0              0.00%             36.8%
12/31/2012                        1.67               153               255              0.00%              9.3%
12/31/2011                        1.53               156               239              0.00%             -4.3%
12/31/2010                        1.60                23                37              0.00%             16.0%
12/31/2009                        1.38                 0                 0              0.00%             33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       662,682   $       671,262            51,168
                                                                         ===============   ===============
Receivables: investments sold                                    9,671
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       672,353
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       672,353           601,508   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       672,353           601,508
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        20,735
Mortality & expense charges                                                                         (6,827)
                                                                                           ---------------
Net investment income (loss)                                                                        13,908
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,751
Realized gain distributions                                                                            154
Net change in unrealized appreciation (depreciation)                                               (18,067)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,162)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,746
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,908   $             16,053
Net realized gain (loss)                                                       9,751                  5,208
Realized gain distributions                                                      154                  5,508
Net change in unrealized appreciation (depreciation)                         (18,067)                18,139
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,746                 44,908
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     665,705                758,237
Cost of units redeemed                                                      (444,034)              (467,299)
Account charges                                                                 (318)                  (235)
                                                                --------------------   --------------------
Increase (decrease)                                                          221,353                290,703
                                                                --------------------   --------------------
Net increase (decrease)                                                      227,099                335,611
Net assets, beginning                                                        445,254                109,643
                                                                --------------------   --------------------
Net assets, ending                                              $            672,353   $            445,254
                                                                ====================   ====================

Units sold                                                                   600,493                791,379
Units redeemed                                                              (400,111)              (502,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                      200,382                288,441
Units outstanding, beginning                                                 401,126                112,685
                                                                --------------------   --------------------
Units outstanding, ending                                                    601,508                401,126
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,561,436
Cost of units redeemed/account charges                                                             (935,070)
Net investment income (loss)                                                                         33,388
Net realized gain (loss)                                                                             14,887
Realized gain distributions                                                                           6,292
Net change in unrealized appreciation (depreciation)                                                 (8,580)
                                                                                       --------------------
Net assets                                                                             $            672,353
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12               602   $           672              1.25%              0.7%
12/31/2012                        1.11               401               445              1.25%             14.1%
12/31/2011                        0.97               113               110              1.25%             -3.8%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%              1.0%
12/31/2012                        1.12                 0                 0              1.00%             14.4%
12/31/2011                        0.98                 0                 0              1.00%             -3.6%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.75%              1.2%
12/31/2012                        1.12                 0                 0              0.75%             14.7%
12/31/2011                        0.98                 0                 0              0.75%             -3.3%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%              1.5%
12/31/2012                        1.13                 0                 0              0.50%             14.9%
12/31/2011                        0.98                 0                 0              0.50%             -3.1%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%              1.7%
12/31/2012                        1.13                 0                 0              0.25%             15.2%
12/31/2011                        0.98                 0                 0              0.25%             -2.9%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%              2.0%
12/31/2012                        1.14                 0                 0              0.00%             15.5%
12/31/2011                        0.99                 0                 0              0.00%             -2.6%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.7%
                2012               7.3%
                2011               7.7%
                2010               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      TEMPLETON GROWTH R CLASS - 880199500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,450,040   $     1,020,631            58,630
                                                                         ===============   ===============
Receivables: investments sold                                    1,071
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,451,111
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,380,993           774,450   $          1.78
Band 100                                                            --                --              1.83
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.98
Band 0                                                          70,118            34,574              2.03
                                                       ---------------   ---------------
 Total                                                 $     1,451,111           809,024
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,240
Mortality & expense charges                                                                        (16,181)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,941)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            82,733
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               253,608
                                                                                           ---------------
Net gain (loss)                                                                                    336,341
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       334,400
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,941)  $              5,304
Net realized gain (loss)                                                      82,733                 25,381
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         253,608                229,629
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            334,400                260,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     131,121                115,144
Cost of units redeemed                                                      (409,432)              (369,615)
Account charges                                                                 (487)                  (381)
                                                                --------------------   --------------------
Increase (decrease)                                                         (278,798)              (254,852)
                                                                --------------------   --------------------
Net increase (decrease)                                                       55,602                  5,462
Net assets, beginning                                                      1,395,509              1,390,047
                                                                --------------------   --------------------
Net assets, ending                                              $          1,451,111   $          1,395,509
                                                                ====================   ====================

Units sold                                                                    91,657                 96,536
Units redeemed                                                              (284,075)              (289,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (192,418)              (193,430)
Units outstanding, beginning                                               1,001,442              1,194,872
                                                                --------------------   --------------------
Units outstanding, ending                                                    809,024              1,001,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,256,740
Cost of units redeemed/account charges                                                          (15,103,929)
Net investment income (loss)                                                                        140,815
Net realized gain (loss)                                                                           (806,406)
Realized gain distributions                                                                       1,534,482
Net change in unrealized appreciation (depreciation)                                                429,409
                                                                                       --------------------
Net assets                                                                             $          1,451,111
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78               774   $         1,381              1.25%             28.2%
12/31/2012                        1.39               989             1,376              1.25%             19.7%
12/31/2011                        1.16             1,184             1,376              1.25%             -7.8%
12/31/2010                        1.26             1,322             1,665              1.25%              5.9%
12/31/2009                        1.19             1,586             1,887              1.25%             28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              1.00%             28.5%
12/31/2012                        1.42                 0                 0              1.00%             20.0%
12/31/2011                        1.19                 0                 0              1.00%             -7.5%
12/31/2010                        1.28                 0                 0              1.00%              6.2%
12/31/2009                        1.21                 0                 0              1.00%             29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.75%             28.8%
12/31/2012                        1.46                 0                 0              0.75%             20.3%
12/31/2011                        1.21                 0                 0              0.75%             -7.3%
12/31/2010                        1.31                 0                 0              0.75%              6.5%
12/31/2009                        1.23                 0                 0              0.75%             29.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.50%             29.1%
12/31/2012                        1.49                 0                 0              0.50%             20.6%
12/31/2011                        1.24                 0                 0              0.50%             -7.1%
12/31/2010                        1.33                 0                 0              0.50%              6.7%
12/31/2009                        1.25                 0                 0              0.50%             29.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.25%             29.4%
12/31/2012                        1.53                 0                 0              0.25%             20.9%
12/31/2011                        1.26                 0                 0              0.25%             -6.8%
12/31/2010                        1.35                 0                 0              0.25%              7.0%
12/31/2009                        1.27                 0                 0              0.25%             30.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                35   $            70              0.00%             29.8%
12/31/2012                        1.56                12                19              0.00%             21.2%
12/31/2011                        1.29                11                14              0.00%             -6.6%
12/31/2010                        1.38               155               214              0.00%              7.3%
12/31/2009                        1.29               140               180              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.6%
                2011               1.6%
                2010               1.3%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      TEMPLETON FOREIGN R CLASS - 880196803

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,747,433   $     1,398,448           213,998
                                                                         ===============   ===============
Receivables: investments sold                                      938
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,748,371
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,740,650           868,408   $          2.00
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.16
Band 25                                                             --                --              2.22
Band 0                                                           7,721             3,387              2.28
                                                       ---------------   ---------------
 Total                                                 $     1,748,371           871,795
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,977
Mortality & expense charges                                                                        (18,197)
                                                                                           ---------------
Net investment income (loss)                                                                           780
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            57,572
Realized gain distributions                                                                         61,061
Net change in unrealized appreciation (depreciation)                                               219,818
                                                                                           ---------------
Net gain (loss)                                                                                    338,451
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       339,231
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                780   $             11,990
Net realized gain (loss)                                                      57,572                 (1,588)
Realized gain distributions                                                   61,061                     --
Net change in unrealized appreciation (depreciation)                         219,818                168,030
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            339,231                178,432
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     362,570                409,500
Cost of units redeemed                                                      (305,118)              (184,690)
Account charges                                                                 (660)                  (593)
                                                                --------------------   --------------------
Increase (decrease)                                                           56,792                224,217
                                                                --------------------   --------------------
Net increase (decrease)                                                      396,023                402,649
Net assets, beginning                                                      1,352,348                949,699
                                                                --------------------   --------------------
Net assets, ending                                              $          1,748,371   $          1,352,348
                                                                ====================   ====================

Units sold                                                                   243,878                285,838
Units redeemed                                                              (216,647)              (133,811)
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,231                152,027
Units outstanding, beginning                                                 844,564                692,537
                                                                --------------------   --------------------
Units outstanding, ending                                                    871,795                844,564
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                                   $     3,213,897
Cost of units redeemed/account charges                                                          (2,024,506)
Net investment income (loss)                                                                        57,971
Net realized gain (loss)                                                                          (372,926)
Realized gain distributions                                                                        524,950
Net change in unrealized appreciation (depreciation)                                               348,985
                                                                                           ---------------
Net assets                                                                                 $     1,748,371
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00               868   $         1,741              1.25%             25.3%
12/31/2012                        1.60               838             1,341              1.25%             16.8%
12/31/2011                        1.37               687               941              1.25%            -14.1%
12/31/2010                        1.59               707             1,126              1.25%              6.9%
12/31/2009                        1.49               634               945              1.25%             47.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              1.00%             25.6%
12/31/2012                        1.64                 0                 0              1.00%             17.1%
12/31/2011                        1.40                 0                 0              1.00%            -13.8%
12/31/2010                        1.62                 0                 0              1.00%              7.2%
12/31/2009                        1.51                 0                 0              1.00%             48.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.75%             25.9%
12/31/2012                        1.68                 0                 0              0.75%             17.4%
12/31/2011                        1.43                 0                 0              0.75%            -13.6%
12/31/2010                        1.65                 0                 0              0.75%              7.4%
12/31/2009                        1.54                 0                 0              0.75%             48.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              0.50%             26.2%
12/31/2012                        1.71                 0                 0              0.50%             17.6%
12/31/2011                        1.46                 0                 0              0.50%            -13.4%
12/31/2010                        1.68                 0                 0              0.50%              7.7%
12/31/2009                        1.56                 0                 0              0.50%             48.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              0.25%             26.5%
12/31/2012                        1.75                 0                 0              0.25%             17.9%
12/31/2011                        1.49                 0                 0              0.25%            -13.2%
12/31/2010                        1.71                 0                 0              0.25%              8.0%
12/31/2009                        1.59                 0                 0              0.25%             49.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 3   $             8              0.00%             26.9%
12/31/2012                        1.80                 6                11              0.00%             18.2%
12/31/2011                        1.52                 6                 8              0.00%            -13.0%
12/31/2010                        1.75                 2                 4              0.00%              8.2%
12/31/2009                        1.61                 1                 2              0.00%             49.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.3%
                2011               2.4%
                2010               1.8%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FRANKLIN SMALL-MID CAP GROWTH R CLASS - 354713547

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       505,694   $       472,757            12,905
                                                                         ===============   ===============
Receivables: investments sold                                       83
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       505,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       505,777           239,753   $          2.11
Band 100                                                            --                --              2.16
Band 75                                                             --                --              2.21
Band 50                                                             --                --              2.27
Band 25                                                             --                --              2.32
Band 0                                                              --                --              2.38
                                                       ---------------   ---------------
 Total                                                 $       505,777           239,753
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,479)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,479)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,840
Realized gain distributions                                                                         64,588
Net change in unrealized appreciation (depreciation)                                                25,209
                                                                                           ---------------
Net gain (loss)                                                                                    116,637
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       112,158
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,479)  $             (3,303)
Net realized gain (loss)                                                      26,840                  5,078
Realized gain distributions                                                   64,588                 25,891
Net change in unrealized appreciation (depreciation)                          25,209                 (6,001)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            112,158                 21,665
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     227,454                 59,094
Cost of units redeemed                                                      (114,130)               (34,728)
Account charges                                                                  (86)                   (77)
                                                                --------------------   --------------------
Increase (decrease)                                                          113,238                 24,289
                                                                --------------------   --------------------
Net increase (decrease)                                                      225,396                 45,954
Net assets, beginning                                                        280,381                234,427
                                                                --------------------   --------------------
Net assets, ending                                              $            505,777   $            280,381
                                                                ====================   ====================

Units sold                                                                   120,605                127,575
Units redeemed                                                               (62,325)              (111,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,280                 15,996
Units outstanding, beginning                                                 181,473                165,477
                                                                --------------------   --------------------
Units outstanding, ending                                                    239,753                181,473
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            806,471
Cost of units redeemed/account charges                                                             (468,252)
Net investment income (loss)                                                                        (16,836)
Net realized gain (loss)                                                                             29,085
Realized gain distributions                                                                         122,372
Net change in unrealized appreciation (depreciation)                                                 32,937
                                                                                       --------------------
Net assets                                                                             $            505,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11               240   $           506              1.25%             36.5%
12/31/2012                        1.55               181               280              1.25%              9.1%
12/31/2011                        1.42               165               234              1.25%             -6.3%
12/31/2010                        1.51               131               198              1.25%             26.5%
12/31/2009                        1.19               165               197              1.25%             41.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              1.00%             36.9%
12/31/2012                        1.58                 0                 0              1.00%              9.3%
12/31/2011                        1.44                 0                 0              1.00%             -6.1%
12/31/2010                        1.54                 0                 0              1.00%             26.9%
12/31/2009                        1.21                 0                 0              1.00%             41.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.21                 0   $             0              0.75%             37.2%
12/31/2012                        1.61                 0                 0              0.75%              9.6%
12/31/2011                        1.47                 0                 0              0.75%             -5.8%
12/31/2010                        1.56                 0                 0              0.75%             27.2%
12/31/2009                        1.23                 0                 0              0.75%             41.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.27                 0   $             0              0.50%             37.6%
12/31/2012                        1.65                 0                 0              0.50%              9.9%
12/31/2011                        1.50                 0                 0              0.50%             -5.6%
12/31/2010                        1.59                 0                 0              0.50%             27.5%
12/31/2009                        1.25                 0                 0              0.50%             42.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.25%             37.9%
12/31/2012                        1.68                 0                 0              0.25%             10.2%
12/31/2011                        1.53                 0                 0              0.25%             -5.4%
12/31/2010                        1.62                 0                 0              0.25%             27.8%
12/31/2009                        1.26                 0                 0              0.25%             42.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                 0   $             0              0.00%             38.3%
12/31/2012                        1.72                 0                 0              0.00%             10.4%
12/31/2011                        1.56                 0                 0              0.00%             -5.1%
12/31/2010                        1.64                 0                 0              0.00%             28.1%
12/31/2009                        1.28                 0                 0              0.00%             42.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN SMALL CAP VALUE R CLASS - 355148826

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,430,885   $     1,839,944            41,030
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,872)
                                                       ---------------
Net assets                                             $     2,422,013
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,190,593         1,395,115   $          1.57
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.69
Band 0                                                         231,420           134,712              1.72
                                                       ---------------   ---------------
 Total                                                 $     2,422,013         1,529,827
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,145
Mortality & expense charges                                                                        (23,538)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,393)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           161,081
Realized gain distributions                                                                        107,827
Net change in unrealized appreciation (depreciation)                                               329,568
                                                                                           ---------------
Net gain (loss)                                                                                    598,476
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       580,083
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,393)  $             (2,448)
Net realized gain (loss)                                                     161,081                 41,625
Realized gain distributions                                                  107,827                 48,377
Net change in unrealized appreciation (depreciation)                         329,568                134,857
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            580,083                222,411
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     830,098                405,246
Cost of units redeemed                                                      (613,915)              (233,741)
Account charges                                                               (1,129)                  (262)
                                                                --------------------   --------------------
Increase (decrease)                                                          215,054                171,243
                                                                --------------------   --------------------
Net increase (decrease)                                                      795,137                393,654
Net assets, beginning                                                      1,626,876              1,233,222
                                                                --------------------   --------------------
Net assets, ending                                              $          2,422,013   $          1,626,876
                                                                ====================   ====================

Units sold                                                                   660,647                384,596
Units redeemed                                                              (496,957)              (225,605)
                                                                --------------------   --------------------
Net increase (decrease)                                                      163,690                158,991
Units outstanding, beginning                                               1,366,137              1,207,146
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,529,827              1,366,137
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,250,849
Cost of units redeemed/account charges                                                           (1,808,137)
Net investment income (loss)                                                                        (44,354)
Net realized gain (loss)                                                                            217,393
Realized gain distributions                                                                         215,321
Net change in unrealized appreciation (depreciation)                                                590,941
                                                                                       --------------------
Net assets                                                                             $          2,422,013
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57             1,395   $         2,191              1.25%             32.8%
12/31/2012                        1.18             1,246             1,473              1.25%             16.6%
12/31/2011                        1.01             1,069             1,084              1.25%             -5.0%
12/31/2010                        1.07             1,015             1,084              1.25%             25.2%
12/31/2009                        0.85               776               662              1.25%             29.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             33.1%
12/31/2012                        1.20                 0                 0              1.00%             16.9%
12/31/2011                        1.03                 0                 0              1.00%             -4.8%
12/31/2010                        1.08                 0                 0              1.00%             25.5%
12/31/2009                        0.86                 0                 0              1.00%             30.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%             33.5%
12/31/2012                        1.22                 0                 0              0.75%             17.2%
12/31/2011                        1.04                 0                 0              0.75%             -4.6%
12/31/2010                        1.09                 0                 0              0.75%             25.8%
12/31/2009                        0.87                 0                 0              0.75%             30.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             33.8%
12/31/2012                        1.24                 0                 0              0.50%             17.5%
12/31/2011                        1.05                 0                 0              0.50%             -4.3%
12/31/2010                        1.10                 0                 0              0.50%             26.1%
12/31/2009                        0.87                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.25%             34.1%
12/31/2012                        1.26                 0                 0              0.25%             17.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%
12/31/2010                        1.11                 0                 0              0.25%             26.4%
12/31/2009                        0.88                 0                 0              0.25%             30.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72               135   $           231              0.00%             34.5%
12/31/2012                        1.28               120               153              0.00%             18.1%
12/31/2011                        1.08               138               149              0.00%             -3.8%
12/31/2010                        1.13               154               173              0.00%             26.7%
12/31/2009                        0.89               139               123              0.00%             31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.9%
                2011               0.2%
                2010               0.1%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       FRANKLIN GROWTH R CLASS - 353496730

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       390,989   $       318,234             6,030
                                                                         ===============   ===============
Receivables: investments sold                                      285
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       391,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       351,047           253,872   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                          40,227            28,189              1.43
                                                       ---------------   ---------------
 Total                                                 $       391,274           282,061
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           569
Mortality & expense charges                                                                         (5,981)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,412)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,999
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                57,403
                                                                                           ---------------
Net gain (loss)                                                                                    131,402
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       125,990
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,412)  $               (849)
Net realized gain (loss)                                                      73,999                  2,766
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          57,403                 14,872
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            125,990                 16,789
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     306,007                734,285
Cost of units redeemed                                                      (428,054)              (381,056)
Account charges                                                                 (117)                   (72)
                                                                --------------------   --------------------
Increase (decrease)                                                         (122,164)               353,157
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,826                369,946
Net assets, beginning                                                        387,448                 17,502
                                                                --------------------   --------------------
Net assets, ending                                              $            391,274   $            387,448
                                                                ====================   ====================

Units sold                                                                   181,166                704,205
Units redeemed                                                              (255,853)              (365,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,687)               338,798
Units outstanding, beginning                                                 356,748                 17,950
                                                                --------------------   --------------------
Units outstanding, ending                                                    282,061                356,748
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,057,318
Cost of units redeemed/account charges                                                             (809,303)
Net investment income (loss)                                                                         (6,261)
Net realized gain (loss)                                                                             76,765
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 72,755
                                                                                       --------------------
Net assets                                                                             $            391,274
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               254   $           351              1.25%             27.5%
12/31/2012                        1.08               334               362              1.25%             12.0%
12/31/2011                        0.97                 0                 0              1.25%             -3.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             27.8%
12/31/2012                        1.09                 0                 0              1.00%             12.3%
12/31/2011                        0.97                 0                 0              1.00%             -3.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             28.1%
12/31/2012                        1.09                 0                 0              0.75%             12.5%
12/31/2011                        0.97                 0                 0              0.75%             -2.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             28.4%
12/31/2012                        1.10                 0                 0              0.50%             12.8%
12/31/2011                        0.97                 0                 0              0.50%             -2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             28.8%
12/31/2012                        1.10                 0                 0              0.25%             13.1%
12/31/2011                        0.97                 0                 0              0.25%             -2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                28   $            40              0.00%             29.1%
12/31/2012                        1.11                23                25              0.00%             13.4%
12/31/2011                        0.98                18                18              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FRANKLIN MUTUAL GLOBAL DISCOVERY R CLASS - 354026601

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        95,520   $        97,029             2,959
                                                                         ===============   ===============
Receivables: investments sold                                    1,780
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        97,300
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        97,300            74,839   $          1.30
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $        97,300            74,839
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,069
Mortality & expense charges                                                                           (277)
                                                                                           ---------------
Net investment income (loss)                                                                           792
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               253
Realized gain distributions                                                                          4,232
Net change in unrealized appreciation (depreciation)                                                (1,509)
                                                                                           ---------------
Net gain (loss)                                                                                      2,976
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,768
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                792   $                 --
Net realized gain (loss)                                                         253                     --
Realized gain distributions                                                    4,232                     --
Net change in unrealized appreciation (depreciation)                          (1,509)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,768                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,569                     --
Cost of units redeemed                                                        (3,036)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           93,532                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,300                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             97,300   $                 --
                                                                ====================   ====================

Units sold                                                                    77,307                     --
Units redeemed                                                                (2,468)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       74,839                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,839                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             96,569
Cost of units redeemed/account charges                                                               (3,037)
Net investment income (loss)                                                                            792
Net realized gain (loss)                                                                                253
Realized gain distributions                                                                           4,232
Net change in unrealized appreciation (depreciation)                                                 (1,509)
                                                                                       --------------------
Net assets                                                                             $             97,300
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                75   $            97              1.25%             23.5%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.00%             23.8%
12/31/2012                        1.05                 0                 0              1.00%              5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.75%             24.1%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.50%             24.4%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.25%             24.7%
12/31/2012                        1.05                 0                 0              0.25%              5.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.00%             25.0%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       FRANKLIN INCOME R CLASS - 353496722

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       197,877   $       193,758            82,904
                                                                         ===============   ===============
Receivables: investments sold                                      265
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       198,142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       198,142           167,382   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $       198,142           167,382
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,150
Mortality & expense charges                                                                           (402)
                                                                                           ---------------
Net investment income (loss)                                                                           748
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 4
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,119
                                                                                           ---------------
Net gain (loss)                                                                                      4,123
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,871
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                748   $                 --
Net realized gain (loss)                                                           4                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           4,119                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,871                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     198,049                     --
Cost of units redeemed                                                        (4,622)                    --
Account charges                                                                 (156)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          193,271                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      198,142                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            198,142   $                 --
                                                                ====================   ====================

Units sold                                                                   171,494                     --
Units redeemed                                                                (4,112)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,382                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    167,382                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            198,049
Cost of units redeemed/account charges                                                               (4,778)
Net investment income (loss)                                                                            748
Net realized gain (loss)                                                                                  4
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  4,119
                                                                                       --------------------
Net assets                                                                             $            198,142
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               167   $           198              1.25%             12.6%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%             12.9%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%             13.2%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.50%             13.5%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%             13.8%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.00%             14.0%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN INCOME ADVISOR CLASS - 353496847

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       532,938   $       508,772           221,267
                                                                         ===============   ===============
Receivables: investments sold                                      315
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       533,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       533,253           448,720   $          1.19
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $       533,253           448,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,949
Mortality & expense charges                                                                         (1,708)
                                                                                           ---------------
Net investment income (loss)                                                                         3,241
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,327
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,166
                                                                                           ---------------
Net gain (loss)                                                                                     26,493
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,734
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,241   $                 --
Net realized gain (loss)                                                       2,327                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          24,166                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,734                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,197,002                     --
Cost of units redeemed                                                      (693,469)                    --
Account charges                                                                  (14)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          503,519                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      533,253                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            533,253   $                 --
                                                                ====================   ====================

Units sold                                                                 1,062,556                     --
Units redeemed                                                              (613,836)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      448,720                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    448,720                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,197,002
Cost of units redeemed/account charges                                                             (693,483)
Net investment income (loss)                                                                          3,241
Net realized gain (loss)                                                                              2,327
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 24,166
                                                                                       --------------------
Net assets                                                                             $            533,253
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19               449   $           533              1.25%             13.1%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%             13.4%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             13.6%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             13.9%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%             14.2%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             14.5%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FRANKLIN MUTUAL GLOBAL DISCOVERY Z CLASS - 628380404

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,637,657   $     1,641,557            48,550
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (531)
                                                       ---------------
Net assets                                             $     1,637,126
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,637,126         1,252,273   $          1.31
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
 Total                                                 $     1,637,126         1,252,273
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        24,695
Mortality & expense charges                                                                         (5,442)
                                                                                           ---------------
Net investment income (loss)                                                                        19,253
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (56)
Realized gain distributions                                                                         68,382
Net change in unrealized appreciation (depreciation)                                                (3,900)
                                                                                           ---------------
Net gain (loss)                                                                                     64,426
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        83,679
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,253   $                 --
Net realized gain (loss)                                                         (56)                    --
Realized gain distributions                                                   68,382                     --
Net change in unrealized appreciation (depreciation)                          (3,900)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             83,679                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,730,684                     --
Cost of units redeemed                                                      (177,099)                    --
Account charges                                                                 (138)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,553,447                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,637,126                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,637,126   $                 --
                                                                ====================   ====================

Units sold                                                                 1,392,194                     --
Units redeemed                                                              (139,921)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,252,273                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,252,273                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,730,684
Cost of units redeemed/account charges                                                             (177,237)
Net investment income (loss)                                                                         19,253
Net realized gain (loss)                                                                                (56)
Realized gain distributions                                                                          68,382
Net change in unrealized appreciation (depreciation)                                                 (3,900)
                                                                                       --------------------
Net assets                                                                             $          1,637,126
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31             1,252   $         1,637              1.25%             24.1%
12/31/2012                        1.05                 0                 0              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              1.00%             24.4%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.75%             24.7%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             25.0%
12/31/2012                        1.05                 0                 0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.25%             25.3%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.00%             25.6%
12/31/2012                        1.06                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      TEMPLETON GROWTH A CLASS - 880199104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,111,932   $       828,947            44,593
                                                                         ===============   ===============
Receivables: investments sold                                    1,563
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,113,495
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,113,495         1,068,046   $          1.04
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $     1,113,495         1,068,046
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,372
Mortality & expense charges                                                                        (13,079)
                                                                                           ---------------
Net investment income (loss)                                                                           293
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           120,737
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               136,776
                                                                                           ---------------
Net gain (loss)                                                                                    257,513
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       257,806
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                293   $              4,756
Net realized gain (loss)                                                     120,737                 29,129
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         136,776                 86,734
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            257,806                120,619
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     282,656                 34,677
Cost of units redeemed                                                      (154,696)              (130,954)
Account charges                                                                  (44)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                          127,916                (96,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                      385,722                 24,329
Net assets, beginning                                                        727,773                703,444
                                                                --------------------   --------------------
Net assets, ending                                              $          1,113,495   $            727,773
                                                                ====================   ====================

Units sold                                                                   544,455                198,804
Units redeemed                                                              (373,696)              (342,510)
                                                                --------------------   --------------------
Net increase (decrease)                                                      170,759               (143,706)
Units outstanding, beginning                                                 897,287              1,040,993
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,068,046                897,287
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,196,138
Cost of units redeemed/account charges                                                           (3,867,638)
Net investment income (loss)                                                                         41,097
Net realized gain (loss)                                                                         (2,549,780)
Realized gain distributions                                                                          10,693
Net change in unrealized appreciation (depreciation)                                                282,985
                                                                                       --------------------
Net assets                                                                             $          1,113,495
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04             1,068   $         1,113              1.25%             28.5%
12/31/2012                        0.81               897               728              1.25%             20.0%
12/31/2011                        0.68             1,041               703              1.25%             -7.5%
12/31/2010                        0.73             1,122               820              1.25%              6.2%
12/31/2009                        0.69             2,260             1,555              1.25%             29.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             28.9%
12/31/2012                        0.82                 0                 0              1.00%             20.3%
12/31/2011                        0.68                 0                 0              1.00%             -7.3%
12/31/2010                        0.74                 0                 0              1.00%              6.5%
12/31/2009                        0.69                 0                 0              1.00%             29.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%             29.2%
12/31/2012                        0.83                 0                 0              0.75%             20.6%
12/31/2011                        0.69                 0                 0              0.75%             -7.1%
12/31/2010                        0.74                 0                 0              0.75%              6.7%
12/31/2009                        0.70                 0                 0              0.75%             29.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             29.5%
12/31/2012                        0.85                 0                 0              0.50%             20.9%
12/31/2011                        0.70                 0                 0              0.50%             -6.9%
12/31/2010                        0.75                 0                 0              0.50%              7.0%
12/31/2009                        0.70                 0                 0              0.50%             30.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             29.8%
12/31/2012                        0.86                 0                 0              0.25%             21.2%
12/31/2011                        0.71                 0                 0              0.25%             -6.6%
12/31/2010                        0.76                 0                 0              0.25%              7.3%
12/31/2009                        0.71                 0                 0              0.25%             30.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             30.2%
12/31/2012                        0.87                 0                 0              0.00%             21.5%
12/31/2011                        0.72                 0                 0              0.00%             -6.4%
12/31/2010                        0.76                 0                 0              0.00%              7.5%
12/31/2009                        0.71                 0                 0              0.00%             30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               1.9%
                2011               2.0%
                2010               1.8%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      TEMPLETON FOREIGN A CLASS - 880196209

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,334,252   $     1,101,236           161,332
                                                                         ===============   ===============
Receivables: investments sold                                    6,423
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,340,675
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,340,675         1,167,485   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $     1,340,675         1,167,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,340
Mortality & expense charges                                                                        (13,488)
                                                                                           ---------------
Net investment income (loss)                                                                         3,852
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,036
Realized gain distributions                                                                         46,108
Net change in unrealized appreciation (depreciation)                                               176,332
                                                                                           ---------------
Net gain (loss)                                                                                    243,476
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       247,328
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,852   $              9,284
Net realized gain (loss)                                                      21,036                 (3,668)
Realized gain distributions                                                   46,108                     --
Net change in unrealized appreciation (depreciation)                         176,332                122,244
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            247,328                127,860
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     343,740                217,386
Cost of units redeemed                                                      (158,652)              (138,142)
Account charges                                                                  (77)                   (27)
                                                                --------------------   --------------------
Increase (decrease)                                                          185,011                 79,217
                                                                --------------------   --------------------
Net increase (decrease)                                                      432,339                207,077
Net assets, beginning                                                        908,336                701,259
                                                                --------------------   --------------------
Net assets, ending                                              $          1,340,675   $            908,336
                                                                ====================   ====================

Units sold                                                                   352,210                306,189
Units redeemed                                                              (178,160)              (210,699)
                                                                --------------------   --------------------
Net increase (decrease)                                                      174,050                 95,490
Units outstanding, beginning                                                 993,435                897,945
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,167,485                993,435
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,996,746
Cost of units redeemed/account charges                                                             (943,250)
Net investment income (loss)                                                                         36,314
Net realized gain (loss)                                                                            (64,090)
Realized gain distributions                                                                          81,939
Net change in unrealized appreciation (depreciation)                                                233,016
                                                                                       --------------------
Net assets                                                                             $          1,340,675
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15             1,167   $         1,341              1.25%             25.6%
12/31/2012                        0.91               993               908              1.25%             17.1%
12/31/2011                        0.78               898               701              1.25%            -13.8%
12/31/2010                        0.91               573               519              1.25%              7.2%
12/31/2009                        0.85               599               507              1.25%             47.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              1.00%             25.9%
12/31/2012                        0.93                 0                 0              1.00%             17.4%
12/31/2011                        0.79                 0                 0              1.00%            -13.6%
12/31/2010                        0.91                 0                 0              1.00%              7.4%
12/31/2009                        0.85                 0                 0              1.00%             48.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%             26.2%
12/31/2012                        0.94                 0                 0              0.75%             17.7%
12/31/2011                        0.80                 0                 0              0.75%            -13.4%
12/31/2010                        0.92                 0                 0              0.75%              7.7%
12/31/2009                        0.86                 0                 0              0.75%             48.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.50%             26.5%
12/31/2012                        0.95                 0                 0              0.50%             18.0%
12/31/2011                        0.81                 0                 0              0.50%            -13.1%
12/31/2010                        0.93                 0                 0              0.50%              8.0%
12/31/2009                        0.86                 0                 0              0.50%             49.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             26.9%
12/31/2012                        0.97                 0                 0              0.25%             18.3%
12/31/2011                        0.82                 0                 0              0.25%            -12.9%
12/31/2010                        0.94                 0                 0              0.25%              8.2%
12/31/2009                        0.87                 0                 0              0.25%             49.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.00%             27.2%
12/31/2012                        0.98                 0                 0              0.00%             18.6%
12/31/2011                        0.83                 0                 0              0.00%            -12.7%
12/31/2010                        0.95                 0                 0              0.00%              8.5%
12/31/2009                        0.87                 0                 0              0.00%             49.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               2.4%
                2011               3.0%
                2010               1.7%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,043,946   $     9,114,310           706,716
                                                                         ===============   ===============
Receivables: investments sold                                  242,306
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,286,252
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,656,702         7,684,082   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                         629,550           537,080              1.17
                                                       ---------------   ---------------
 Total                                                 $     9,286,252         8,221,162
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       222,284
Mortality & expense charges                                                                        (56,652)
                                                                                           ---------------
Net investment income (loss)                                                                       165,632
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,973)
Realized gain distributions                                                                          1,870
Net change in unrealized appreciation (depreciation)                                              (103,836)
                                                                                           ---------------
Net gain (loss)                                                                                   (106,939)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        58,693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            165,632   $            115,302
Net realized gain (loss)                                                      (4,973)                16,473
Realized gain distributions                                                    1,870                 36,861
Net change in unrealized appreciation (depreciation)                        (103,836)                36,730
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             58,693                205,366
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,049,533              3,022,687
Cost of units redeemed                                                    (4,746,787)              (530,029)
Account charges                                                              (15,157)                (4,463)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,287,589              2,488,195
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,346,282              2,693,561
Net assets, beginning                                                      2,939,970                246,409
                                                                --------------------   --------------------
Net assets, ending                                              $          9,286,252   $          2,939,970
                                                                ====================   ====================

Units sold                                                                 9,872,835              3,190,273
Units redeemed                                                            (4,265,253)              (829,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,607,582              2,361,061
Units outstanding, beginning                                               2,613,580                252,519
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,221,162              2,613,580
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,376,438
Cost of units redeemed/account charges                                                           (5,354,783)
Net investment income (loss)                                                                        284,018
Net realized gain (loss)                                                                             11,402
Realized gain distributions                                                                          39,541
Net change in unrealized appreciation (depreciation)                                                (70,364)
                                                                                       --------------------
Net assets                                                                             $          9,286,252
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13             7,684   $         8,657              1.25%              1.0%
12/31/2012                        1.12             1,856             2,071              1.25%             14.4%
12/31/2011                        0.98               253               246              1.25%             -3.6%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%              1.2%
12/31/2012                        1.12                 0                 0              1.00%             14.7%
12/31/2011                        0.98                 0                 0              1.00%             -3.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.75%              1.5%
12/31/2012                        1.13                 0                 0              0.75%             14.9%
12/31/2011                        0.98                 0                 0              0.75%             -3.1%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.50%              1.7%
12/31/2012                        1.13                 0                 0              0.50%             15.2%
12/31/2011                        0.98                 0                 0              0.50%             -2.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%              2.0%
12/31/2012                        1.14                 0                 0              0.25%             15.5%
12/31/2011                        0.99                 0                 0              0.25%             -2.6%
12/31/2010                        1.01                 0                 0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17               537   $           630              0.00%              2.2%
12/31/2012                        1.15               758               869              0.00%             15.8%
12/31/2011                        0.99                 0                 0              0.00%             -2.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.6%
                2012               8.4%
                2011               2.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN STRATEGIC INCOME A CLASS - 354713505

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       243,160   $       246,457            23,265
                                                                         ===============   ===============
Receivables: investments sold                                      194
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       243,354
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       243,354           218,663   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       243,354           218,663
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,446
Mortality & expense charges                                                                         (2,387)
                                                                                           ---------------
Net investment income (loss)                                                                         6,059
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (196)
Realized gain distributions                                                                          2,205
Net change in unrealized appreciation (depreciation)                                                (5,802)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,793)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,266
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,059   $              4,268
Net realized gain (loss)                                                        (196)                    59
Realized gain distributions                                                    2,205                    468
Net change in unrealized appreciation (depreciation)                          (5,802)                 2,500
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,266                  7,295
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     133,705                126,711
Cost of units redeemed                                                       (30,755)                (2,176)
Account charges                                                                 (187)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                          102,763                124,520
                                                                --------------------   --------------------
Net increase (decrease)                                                      105,029                131,815
Net assets, beginning                                                        138,325                  6,510
                                                                --------------------   --------------------
Net assets, ending                                              $            243,354   $            138,325
                                                                ====================   ====================

Units sold                                                                   120,612                122,108
Units redeemed                                                               (28,621)                (2,050)
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,991                120,058
Units outstanding, beginning                                                 126,672                  6,614
                                                                --------------------   --------------------
Units outstanding, ending                                                    218,663                126,672
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            266,857
Cost of units redeemed/account charges                                                              (33,133)
Net investment income (loss)                                                                         10,391
Net realized gain (loss)                                                                               (137)
Realized gain distributions                                                                           2,673
Net change in unrealized appreciation (depreciation)                                                 (3,297)
                                                                                       --------------------
Net assets                                                                             $            243,354
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               219   $           243              1.25%              1.9%
12/31/2012                        1.09               127               138              1.25%             10.9%
12/31/2011                        0.98                 7                 7              1.25%             -1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              1.00%              2.2%
12/31/2012                        1.10                 0                 0              1.00%             11.2%
12/31/2011                        0.99                 0                 0              1.00%             -1.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%              2.4%
12/31/2012                        1.10                 0                 0              0.75%             11.5%
12/31/2011                        0.99                 0                 0              0.75%             -1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%              2.7%
12/31/2012                        1.10                 0                 0              0.50%             11.8%
12/31/2011                        0.99                 0                 0              0.50%             -1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%              2.9%
12/31/2012                        1.11                 0                 0              0.25%             12.1%
12/31/2011                        0.99                 0                 0              0.25%             -1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.00%              3.2%
12/31/2012                        1.11                 0                 0              0.00%             12.3%
12/31/2011                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.4%
                2012               7.5%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN SMALL CAP VALUE A CLASS - 355148305

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       518,844   $       408,878             8,724
                                                                         ===============   ===============
Receivables: investments sold                                      272
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       519,116
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       519,116           325,485   $          1.59
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $       519,116           325,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,082
Mortality & expense charges                                                                         (5,110)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,028)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,817
Realized gain distributions                                                                         22,908
Net change in unrealized appreciation (depreciation)                                                93,944
                                                                                           ---------------
Net gain (loss)                                                                                    119,669
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       116,641
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,028)  $               (182)
Net realized gain (loss)                                                       2,817                      8
Realized gain distributions                                                   22,908                  8,953
Net change in unrealized appreciation (depreciation)                          93,944                 28,693
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            116,641                 37,472
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     119,967                110,761
Cost of units redeemed                                                       (15,296)               (48,982)
Account charges                                                                  (64)                   (85)
                                                                --------------------   --------------------
Increase (decrease)                                                          104,607                 61,694
                                                                --------------------   --------------------
Net increase (decrease)                                                      221,248                 99,166
Net assets, beginning                                                        297,868                198,702
                                                                --------------------   --------------------
Net assets, ending                                              $            519,116   $            297,868
                                                                ====================   ====================

Units sold                                                                    88,178                 99,809
Units redeemed                                                               (11,173)               (45,056)
                                                                --------------------   --------------------
Net increase (decrease)                                                       77,005                 54,753
Units outstanding, beginning                                                 248,480                193,727
                                                                --------------------   --------------------
Units outstanding, ending                                                    325,485                248,480
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            482,657
Cost of units redeemed/account charges                                                             (134,873)
Net investment income (loss)                                                                         (6,481)
Net realized gain (loss)                                                                             27,845
Realized gain distributions                                                                          40,002
Net change in unrealized appreciation (depreciation)                                                109,966
                                                                                       --------------------
Net assets                                                                             $            519,116
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59               325   $           519              1.25%             33.0%
12/31/2012                        1.20               248               298              1.25%             16.9%
12/31/2011                        1.03               194               199              1.25%             -4.9%
12/31/2010                        1.08               137               148              1.25%             25.4%
12/31/2009                        0.86               120               103              1.25%             29.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              1.00%             33.4%
12/31/2012                        1.22                 0                 0              1.00%             17.2%
12/31/2011                        1.04                 0                 0              1.00%             -4.6%
12/31/2010                        1.09                 0                 0              1.00%             25.7%
12/31/2009                        0.87                 0                 0              1.00%             30.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%             33.7%
12/31/2012                        1.24                 0                 0              0.75%             17.5%
12/31/2011                        1.05                 0                 0              0.75%             -4.4%
12/31/2010                        1.10                 0                 0              0.75%             26.1%
12/31/2009                        0.87                 0                 0              0.75%             30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.50%             34.0%
12/31/2012                        1.26                 0                 0              0.50%             17.8%
12/31/2011                        1.07                 0                 0              0.50%             -4.1%
12/31/2010                        1.11                 0                 0              0.50%             26.4%
12/31/2009                        0.88                 0                 0              0.50%             30.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.25%             34.4%
12/31/2012                        1.28                 0                 0              0.25%             18.1%
12/31/2011                        1.08                 0                 0              0.25%             -3.9%
12/31/2010                        1.12                 0                 0              0.25%             26.7%
12/31/2009                        0.89                 0                 0              0.25%             31.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.00%             34.7%
12/31/2012                        1.30                 0                 0              0.00%             18.3%
12/31/2011                        1.09                 0                 0              0.00%             -3.7%
12/31/2010                        1.14                 0                 0              0.00%             27.0%
12/31/2009                        0.89                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               0.5%
                2012               1.2%
                2011               0.4%
                2010               0.3%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       FRANKLIN GROWTH A CLASS - 353496508

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,032,981   $     4,874,693            77,208
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (504)
                                                       ---------------
Net assets                                             $     5,032,477
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,032,477         3,616,959   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $     5,032,477         3,616,959
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                        $              3,212
Mortality & expense charges                                                                          (4,097)
                                                                                       --------------------
Net investment income (loss)                                                                           (885)
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                246
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                158,288
                                                                                       --------------------
Net gain (loss)                                                                                     158,534
                                                                                       --------------------
Increase (decrease) in net assets from operations                                      $            157,649
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (885)  $                 --
Net realized gain (loss)                                                         246                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         158,288                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            157,649                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,728,191                     --
Cost of units redeemed                                                    (4,847,360)                    --
Account charges                                                               (6,003)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        4,874,828                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,032,477                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          5,032,477   $                 --
                                                                ====================   ====================

Units sold                                                                 7,180,366                     --
Units redeemed                                                            (3,563,407)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,616,959                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,616,959                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,728,191
Cost of units redeemed/account charges                                                           (4,853,363)
Net investment income (loss)                                                                           (885)
Net realized gain (loss)                                                                                246
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                158,288
                                                                                       --------------------
Net assets                                                                             $          5,032,477
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39             3,617   $         5,032              1.25%             27.8%
12/31/2012                        1.09                 0                 0              1.25%             12.3%
12/31/2011                        0.97                 0                 0              1.25%             -3.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             28.1%
12/31/2012                        1.09                 0                 0              1.00%             12.6%
12/31/2011                        0.97                 0                 0              1.00%             -2.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             28.4%
12/31/2012                        1.10                 0                 0              0.75%             12.8%
12/31/2011                        0.97                 0                 0              0.75%             -2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             28.7%
12/31/2012                        1.10                 0                 0              0.50%             13.1%
12/31/2011                        0.97                 0                 0              0.50%             -2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             29.1%
12/31/2012                        1.11                 0                 0              0.25%             13.4%
12/31/2011                        0.97                 0                 0              0.25%             -2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.00%             29.4%
12/31/2012                        1.11                 0                 0              0.00%             13.7%
12/31/2011                        0.98                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS GROWTH OPPORTUNITIES SERVICE CLASS - 38142Y500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        26,307   $        26,972               964
                                                                         ===============   ===============
Receivables: investments sold                                       22
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        26,329
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        26,329            18,883   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $        26,329            18,883
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (46)
                                                                                           ---------------
Net investment income (loss)                                                                           (46)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                          1,942
Net change in unrealized appreciation (depreciation)                                                  (665)
                                                                                           ---------------
Net gain (loss)                                                                                      1,277
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,231
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (46)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                    1,942                     --
Net change in unrealized appreciation (depreciation)                            (665)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,231                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,098                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           25,098                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,329                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             26,329   $                 --
                                                                ====================   ====================

Units sold                                                                    18,883                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,883                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,883                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             25,098
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            (46)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                           1,942
Net change in unrealized appreciation (depreciation)                                                   (665)
                                                                                       --------------------
Net assets                                                                             $             26,329
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                19   $            26              1.25%             30.0%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             30.4%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             30.7%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             31.0%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             31.3%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.00%             31.7%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS SATELLITE STRATEGIES SERVICE CLASS - 38145L406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.25%              1.2%
12/31/2012                        1.04                 0                 0              1.25%              4.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%              1.4%
12/31/2012                        1.04                 0                 0              1.00%              4.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%              1.7%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%              1.9%
12/31/2012                        1.04                 0                 0              0.50%              4.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%              2.2%
12/31/2012                        1.04                 0                 0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.00%              2.4%
12/31/2012                        1.04                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             GOLDMAN SACHS GROWTH OPPORTUNITIES IR CLASS - 38144N346

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,589,153   $     2,564,274            90,765
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,060)
                                                       ---------------
Net assets                                             $     2,584,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,584,093         1,845,859   $          1.40
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $     2,584,093         1,845,859
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,253)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,253)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,707
Realized gain distributions                                                                         66,546
Net change in unrealized appreciation (depreciation)                                                24,879
                                                                                           ---------------
Net gain (loss)                                                                                     98,132
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        94,879
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,253)  $                 --
Net realized gain (loss)                                                       6,707                     --
Realized gain distributions                                                   66,546                     --
Net change in unrealized appreciation (depreciation)                          24,879                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             94,879                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,122,730                     --
Cost of units redeemed                                                    (2,630,637)                    --
Account charges                                                               (2,879)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,489,214                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,584,093                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,584,093   $                 --
                                                                ====================   ====================

Units sold                                                                 3,783,860                     --
Units redeemed                                                            (1,938,001)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,845,859                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,845,859                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,122,730
Cost of units redeemed/account charges                                                           (2,633,516)
Net investment income (loss)                                                                         (3,253)
Net realized gain (loss)                                                                              6,707
Realized gain distributions                                                                          66,546
Net change in unrealized appreciation (depreciation)                                                 24,879
                                                                                       --------------------
Net assets                                                                             $          2,584,093
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             1,846   $         2,584              1.25%             30.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             30.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             31.8%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             32.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS SERVICE CLASS - 38142V837

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       106,599   $        87,249             9,653
                                                                         ===============   ===============
Receivables: investments sold                                      557
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       107,156
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       106,886           126,418   $          0.85
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.87
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                             270               296              0.91
                                                       ---------------   ---------------
 Total                                                 $       107,156           126,714
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,614
Mortality & expense charges                                                                         (1,115)
                                                                                           ---------------
Net investment income (loss)                                                                         1,499
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,456
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,422
                                                                                           ---------------
Net gain (loss)                                                                                     15,878
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,377
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,499   $              1,605
Net realized gain (loss)                                                       1,456                 (3,192)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,422                 12,774
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,377                 11,187
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,283                 11,239
Cost of units redeemed                                                        (7,247)               (21,528)
Account charges                                                                  (19)                   (37)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,017                (10,326)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,394                    861
Net assets, beginning                                                         81,762                 80,901
                                                                --------------------   --------------------
Net assets, ending                                              $            107,156   $             81,762
                                                                ====================   ====================

Units sold                                                                    25,464                 19,697
Units redeemed                                                               (15,952)               (36,083)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,512                (16,386)
Units outstanding, beginning                                                 117,202                133,588
                                                                --------------------   --------------------
Units outstanding, ending                                                    126,714                117,202
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            214,552
Cost of units redeemed/account charges                                                             (135,500)
Net investment income (loss)                                                                          6,761
Net realized gain (loss)                                                                              1,993
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 19,350
                                                                                       --------------------
Net assets                                                                             $            107,156
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.85               126   $           107              1.25%             21.2%
12/31/2012                        0.70               117                82              1.25%             15.2%
12/31/2011                        0.61               133                81              1.25%            -17.3%
12/31/2010                        0.73                30                22              1.25%              5.5%
12/31/2009                        0.69                 6                 4              1.25%             26.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              1.00%             21.5%
12/31/2012                        0.71                 0                 0              1.00%             15.5%
12/31/2011                        0.61                 0                 0              1.00%            -17.1%
12/31/2010                        0.74                 0                 0              1.00%              5.8%
12/31/2009                        0.70                 0                 0              1.00%             27.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87                 0   $             0              0.75%             21.8%
12/31/2012                        0.72                 0                 0              0.75%             15.8%
12/31/2011                        0.62                 0                 0              0.75%            -16.9%
12/31/2010                        0.74                 0                 0              0.75%              6.1%
12/31/2009                        0.70                 0                 0              0.75%             27.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.89                 0   $             0              0.50%             22.1%
12/31/2012                        0.72                 0                 0              0.50%             16.1%
12/31/2011                        0.62                 0                 0              0.50%            -16.7%
12/31/2010                        0.75                 0                 0              0.50%              6.3%
12/31/2009                        0.71                 0                 0              0.50%             27.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.90                 0   $             0              0.25%             22.4%
12/31/2012                        0.73                 0                 0              0.25%             16.3%
12/31/2011                        0.63                 0                 0              0.25%            -16.5%
12/31/2010                        0.76                 0                 0              0.25%              6.6%
12/31/2009                        0.71                 0                 0              0.25%             28.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.91                 0   $             0              0.00%             22.7%
12/31/2012                        0.74                 0                 0              0.00%             16.6%
12/31/2011                        0.64                 0                 0              0.00%            -16.3%
12/31/2010                        0.76                 1                 1              0.00%              6.9%
12/31/2009                        0.71                 0                 0              0.00%             28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               3.2%
                2011               7.6%
                2010               2.9%
                2009               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS SATELLITE STRATEGIES IR CLASS - 38145N683 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.25%              1.7%
12/31/2012                        1.04                 0                 0              1.25%              4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%              1.9%
12/31/2012                        1.04                 0                 0              1.00%              4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%              2.2%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%              2.4%
12/31/2012                        1.04                 0                 0              0.50%              4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%              2.7%
12/31/2012                        1.04                 0                 0              0.25%              4.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.00%              2.9%
12/31/2012                        1.05                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS GROWTH STRATEGY INSTITUTIONAL CLASS - 38142V498

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,585   $        15,004             1,365
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,588
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,588            15,488   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $        17,588            15,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           315
Mortality & expense charges                                                                           (185)
                                                                                           ---------------
Net investment income (loss)                                                                           130
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                10
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,236
                                                                                           ---------------
Net gain (loss)                                                                                      2,246
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,376
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                130   $                179
Net realized gain (loss)                                                          10                   (260)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,236                  1,799
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,376                  1,718
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,019                  2,451
Cost of units redeemed                                                            --                 (8,826)
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            3,017                 (6,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,393                 (4,657)
Net assets, beginning                                                         12,195                 16,852
                                                                --------------------   --------------------
Net assets, ending                                              $             17,588   $             12,195
                                                                ====================   ====================

Units sold                                                                     2,890                  2,939
Units redeemed                                                                    (2)               (10,102)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,888                 (7,163)
Units outstanding, beginning                                                  12,600                 19,763
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,488                 12,600
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            356,228
Cost of units redeemed/account charges                                                             (297,611)
Net investment income (loss)                                                                         13,141
Net realized gain (loss)                                                                            (69,858)
Realized gain distributions                                                                          13,107
Net change in unrealized appreciation (depreciation)                                                  2,581
                                                                                       --------------------
Net assets                                                                             $             17,588
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                15   $            18              1.25%             17.3%
12/31/2012                        0.97                13                12              1.25%             13.5%
12/31/2011                        0.85                20                17              1.25%             -6.9%
12/31/2010                        0.92                27                25              1.25%             10.5%
12/31/2009                        0.83               222               184              1.25%             27.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              1.00%             17.6%
12/31/2012                        0.98                 0                 0              1.00%             13.8%
12/31/2011                        0.86                 0                 0              1.00%             -6.6%
12/31/2010                        0.93                 0                 0              1.00%             10.8%
12/31/2009                        0.84                 0                 0              1.00%             27.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.75%             17.9%
12/31/2012                        1.00                 0                 0              0.75%             14.1%
12/31/2011                        0.88                 0                 0              0.75%             -6.4%
12/31/2010                        0.93                 0                 0              0.75%             11.1%
12/31/2009                        0.84                 0                 0              0.75%             28.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             18.2%
12/31/2012                        1.01                 0                 0              0.50%             14.4%
12/31/2011                        0.89                 0                 0              0.50%             -6.2%
12/31/2010                        0.94                 0                 0              0.50%             11.3%
12/31/2009                        0.85                 0                 0              0.50%             28.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.25%             18.5%
12/31/2012                        1.03                 0                 0              0.25%             14.7%
12/31/2011                        0.90                 0                 0              0.25%             -5.9%
12/31/2010                        0.95                 0                 0              0.25%             11.6%
12/31/2009                        0.86                 0                 0              0.25%             28.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.00%             18.8%
12/31/2012                        1.05                 0                 0              0.00%             14.9%
12/31/2011                        0.91                 0                 0              0.00%             -5.7%
12/31/2010                        0.96                 0                 0              0.00%             11.9%
12/31/2009                        0.86                 0                 0              0.00%             29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               2.2%
                2011               2.3%
                2010               0.6%
                2009               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS INSTITUTIONAL CLASS - 38142V845

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       339,769   $       285,049            30,150
                                                                         ===============   ===============
Receivables: investments sold                                      326
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       340,095
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       340,095           389,947   $          0.87
Band 100                                                            --                --              0.89
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
 Total                                                 $       340,095           389,947
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,297
Mortality & expense charges                                                                         (3,487)
                                                                                           ---------------
Net investment income (loss)                                                                         5,810
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,515
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                48,329
                                                                                           ---------------
Net gain (loss)                                                                                     49,844
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        55,654
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,810   $              6,089
Net realized gain (loss)                                                       1,515                 (1,727)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          48,329                 29,586
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             55,654                 33,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      41,420                  8,299
Cost of units redeemed                                                        (7,960)                (6,043)
Account charges                                                                   (1)                    (9)
                                                                --------------------   --------------------
Increase (decrease)                                                           33,459                  2,247
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,113                 36,195
Net assets, beginning                                                        250,982                214,787
                                                                --------------------   --------------------
Net assets, ending                                              $            340,095   $            250,982
                                                                ====================   ====================

Units sold                                                                    48,886                 12,780
Units redeemed                                                                (9,586)                (9,567)
                                                                --------------------   --------------------
Net increase (decrease)                                                       39,300                  3,213
Units outstanding, beginning                                                 350,647                347,434
                                                                --------------------   --------------------
Units outstanding, ending                                                    389,947                350,647
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,512,502
Cost of units redeemed/account charges                                                           (1,321,115)
Net investment income (loss)                                                                         26,630
Net realized gain (loss)                                                                             67,358
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 54,720
                                                                                       --------------------
Net assets                                                                             $            340,095
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87               390   $           340              1.25%             21.8%
12/31/2012                        0.72               351               251              1.25%             15.8%
12/31/2011                        0.62               347               215              1.25%            -16.8%
12/31/2010                        0.74               454               337              1.25%              6.0%
12/31/2009                        0.70                 5                 3              1.25%             27.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.89                 0   $             0              1.00%             22.2%
12/31/2012                        0.72                 0                 0              1.00%             16.1%
12/31/2011                        0.62                 0                 0              1.00%            -16.6%
12/31/2010                        0.75                 0                 0              1.00%              6.2%
12/31/2009                        0.71                 0                 0              1.00%             27.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.90                 0   $             0              0.75%             22.5%
12/31/2012                        0.73                 0                 0              0.75%             16.4%
12/31/2011                        0.63                 0                 0              0.75%            -16.4%
12/31/2010                        0.75                 0                 0              0.75%              6.5%
12/31/2009                        0.71                 0                 0              0.75%             28.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.91                 0   $             0              0.50%             22.8%
12/31/2012                        0.74                 0                 0              0.50%             16.7%
12/31/2011                        0.64                 0                 0              0.50%            -16.2%
12/31/2010                        0.76                 0                 0              0.50%              6.8%
12/31/2009                        0.71                 0                 0              0.50%             28.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.93                 0   $             0              0.25%             23.1%
12/31/2012                        0.75                 0                 0              0.25%             16.9%
12/31/2011                        0.64                 0                 0              0.25%            -16.0%
12/31/2010                        0.77                 0                 0              0.25%              7.0%
12/31/2009                        0.72                 0                 0              0.25%             28.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.94                 0   $             0              0.00%             23.4%
12/31/2012                        0.76                 0                 0              0.00%             17.2%
12/31/2011                        0.65                 0                 0              0.00%            -15.8%
12/31/2010                        0.77                 0                 0              0.00%              7.3%
12/31/2009                        0.72                 0                 0              0.00%             29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.1%
                2012               3.9%
                2011               4.2%
                2010               4.4%
                2009               4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             GOLDMAN SACHS GROWTH STRATEGY SERVICE CLASS - 38142V480

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        25,886   $        23,660             2,018
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        25,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        25,911            23,650   $          1.10
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $        25,911            23,650
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           342
Mortality & expense charges                                                                           (167)
                                                                                           ---------------
Net investment income (loss)                                                                           175
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                20
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,220
                                                                                           ---------------
Net gain (loss)                                                                                      2,240
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,415
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                175   $                  3
Net realized gain (loss)                                                          20                      2
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,220                      7
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,415                     12
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,458                    174
Cost of units redeemed                                                           (91)                   (30)
Account charges                                                                  (32)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,335                    142
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,750                    154
Net assets, beginning                                                            161                      7
                                                                --------------------   --------------------
Net assets, ending                                              $             25,911   $                161
                                                                ====================   ====================

Units sold                                                                    23,604                    199
Units redeemed                                                                  (126)                   (35)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,478                    164
Units outstanding, beginning                                                     172                      8
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,650                    172
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             25,959
Cost of units redeemed/account charges                                                               (2,547)
Net investment income (loss)                                                                            189
Net realized gain (loss)                                                                                 80
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                  2,226
                                                                                       --------------------
Net assets                                                                             $             25,911
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                24   $            26              1.25%             16.7%
12/31/2012                        0.94                 0                 0              1.25%             13.0%
12/31/2011                        0.83                 0                 0              1.25%             -7.3%
12/31/2010                        0.90                 0                 0              1.25%              9.9%
12/31/2009                        0.82                 1                 1              1.25%             26.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              1.00%             17.0%
12/31/2012                        0.95                 0                 0              1.00%             13.3%
12/31/2011                        0.84                 0                 0              1.00%             -7.1%
12/31/2010                        0.91                 0                 0              1.00%             10.2%
12/31/2009                        0.82                 0                 0              1.00%             27.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.75%             17.3%
12/31/2012                        0.97                 0                 0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -6.9%
12/31/2010                        0.92                 0                 0              0.75%             10.5%
12/31/2009                        0.83                 0                 0              0.75%             27.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%             17.6%
12/31/2012                        0.98                 0                 0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -6.6%
12/31/2010                        0.92                 0                 0              0.50%             10.7%
12/31/2009                        0.84                 0                 0              0.50%             27.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.25%             17.9%
12/31/2012                        1.00                 0                 0              0.25%             14.2%
12/31/2011                        0.87                 0                 0              0.25%             -6.4%
12/31/2010                        0.93                 0                 0              0.25%             11.0%
12/31/2009                        0.84                 0                 0              0.25%             28.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.00%             18.2%
12/31/2012                        1.01                 0                 0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -6.2%
12/31/2010                        0.94                 0                 0              0.00%             11.3%
12/31/2009                        0.85                 0                 0              0.00%             28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               3.6%
                2011               0.0%
                2010               0.0%
                2009               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS TECHNOLOGY TOLLKEEPER INSTITUTIONAL CLASS - 38142Y856

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,087,463   $     4,717,197           327,792
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,635)
                                                       ---------------
Net assets                                             $     6,083,828
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     6,083,828         3,107,712   $          1.96
Band 100                                                            --                --              1.99
Band 75                                                             --                --              2.03
Band 50                                                             --                --              2.07
Band 25                                                             --                --              2.10
Band 0                                                              --                --              2.14
                                                       ---------------    --------------
 Total                                                 $     6,083,828         3,107,712
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (56,230)
                                                                                           ---------------
Net investment income (loss)                                                                         8,418
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           195,093
Realized gain distributions                                                                         64,648
Net change in unrealized appreciation (depreciation)                                               921,637
                                                                                           ---------------
Net gain (loss)                                                                                  1,116,730
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,125,148
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,418   $            (56,204)
Net realized gain (loss)                                                     195,093                550,095
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         921,637                349,339
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,125,148                843,230
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,148,932              1,119,669
Cost of units redeemed                                                    (2,610,140)            (3,775,249)
Account charges                                                               (2,964)                (1,676)
                                                                --------------------   --------------------
Increase (decrease)                                                          535,828             (2,657,256)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,660,976             (1,814,026)
Net assets, beginning                                                      4,422,852              6,236,878
                                                                --------------------   --------------------
Net assets, ending                                              $          6,083,828   $          4,422,852
                                                                ====================   ====================

Units sold                                                                 1,740,598                759,129
Units redeemed                                                            (1,512,587)            (2,732,372)
                                                                --------------------   --------------------
Net increase (decrease)                                                      228,011             (1,973,243)
Units outstanding, beginning                                               2,879,701              4,852,944
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,107,712              2,879,701
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,095,892
Cost of units redeemed/account charges                                                          (12,041,694)
Net investment income (loss)                                                                       (247,284)
Net realized gain (loss)                                                                          1,906,648
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,370,266
                                                                                       --------------------
Net assets                                                                             $          6,083,828
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96             3,108   $         6,084              1.25%             27.5%
12/31/2012                        1.54             2,880             4,423              1.25%             19.5%
12/31/2011                        1.29             4,853             6,237              1.25%            -14.0%
12/31/2010                        1.49             3,883             5,800              1.25%             23.2%
12/31/2009                        1.21             3,475             4,214              1.25%             67.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              1.00%             27.8%
12/31/2012                        1.56                 0                 0              1.00%             19.8%
12/31/2011                        1.30                 0                 0              1.00%            -13.7%
12/31/2010                        1.51                 0                 0              1.00%             23.5%
12/31/2009                        1.22                 0                 0              1.00%             68.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.75%             28.1%
12/31/2012                        1.58                 0                 0              0.75%             20.1%
12/31/2011                        1.32                 0                 0              0.75%            -13.5%
12/31/2010                        1.53                 0                 0              0.75%             23.8%
12/31/2009                        1.23                 0                 0              0.75%             68.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013            $           2.07                 0   $             0              0.50%             28.4%
12/31/2012                        1.61                 0                 0              0.50%             20.4%
12/31/2011                        1.34                 0                 0              0.50%            -13.3%
12/31/2010                        1.54                 0                 0              0.50%             24.1%
12/31/2009                        1.24                 0                 0              0.50%             69.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10                 0   $             0              0.25%             28.7%
12/31/2012                        1.63                 0                 0              0.25%             20.7%
12/31/2011                        1.35                 0                 0              0.25%            -13.1%
12/31/2010                        1.56                 0                 0              0.25%             24.4%
12/31/2009                        1.25                 0                 0              0.25%             69.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.00%             29.1%
12/31/2012                        1.66                 0                 0              0.00%             21.0%
12/31/2011                        1.37                 0                 0              0.00%            -12.9%
12/31/2010                        1.57                 0                 0              0.00%             24.7%
12/31/2009                        1.26                 0                 0              0.00%             69.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         GOLDMAN SACHS TECHNOLOGY TOLLKEEPER SERVICE CLASS - 38142Y864

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,838,308   $     1,438,104           105,773
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,306)
                                                       ---------------
Net assets                                             $     1,832,002
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     1,771,151           936,612   $          1.89
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.96
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.03
Band 0                                                          60,851            29,413              2.07
                                                       ---------------    --------------
 Total                                                 $     1,832,002           966,025
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (18,777)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,777)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            98,677
Realized gain distributions                                                                         24,642
Net change in unrealized appreciation (depreciation)                                               273,848
                                                                                           ---------------
Net gain (loss)                                                                                    397,167
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       378,390
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,777)  $            (15,494)
Net realized gain (loss)                                                      98,677                (25,501)
Realized gain distributions                                                   24,642                     --
Net change in unrealized appreciation (depreciation)                         273,848                247,267
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            378,390                206,272
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     521,533              1,144,733
Cost of units redeemed                                                      (622,514)            (1,356,821)
Account charges                                                                 (474)                  (276)
                                                                --------------------   --------------------
Increase (decrease)                                                         (101,455)              (212,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                      276,935                 (6,092)
Net assets, beginning                                                      1,555,067              1,561,159
                                                                --------------------   --------------------
Net assets, ending                                              $          1,832,002   $          1,555,067
                                                                ====================   ====================

Units sold                                                                   340,028                780,314
Units redeemed                                                              (414,549)              (966,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,521)              (186,265)
Units outstanding, beginning                                               1,040,546              1,226,811
                                                                --------------------   --------------------
Units outstanding, ending                                                    966,025              1,040,546
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,652,584
Cost of units redeemed/account charges                                                           (3,340,679)
Net investment income (loss)                                                                        (55,487)
Net realized gain (loss)                                                                            150,738
Realized gain distributions                                                                          24,642
Net change in unrealized appreciation (depreciation)                                                400,204
                                                                                       --------------------
Net assets                                                                             $          1,832,002
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89               937   $         1,771              1.25%             26.8%
12/31/2012                        1.49             1,007             1,501              1.25%             18.9%
12/31/2011                        1.25               956             1,199              1.25%            -14.4%
12/31/2010                        1.46               454               665              1.25%             22.6%
12/31/2009                        1.19               379               452              1.25%             67.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              1.00%             27.1%
12/31/2012                        1.51                 8                12              1.00%             19.2%
12/31/2011                        1.27                 0                 0              1.00%            -14.1%
12/31/2010                        1.48                 0                 0              1.00%             22.9%
12/31/2009                        1.20                 0                 0              1.00%             67.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.75%             27.4%
12/31/2012                        1.54                 0                 0              0.75%             19.5%
12/31/2011                        1.29                 0                 0              0.75%            -13.9%
12/31/2010                        1.50                 0                 0              0.75%             23.2%
12/31/2009                        1.21                 0                 0              0.75%             67.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.50%             27.8%
12/31/2012                        1.56                 0                 0              0.50%             19.8%
12/31/2011                        1.30                 0                 0              0.50%            -13.7%
12/31/2010                        1.51                 0                 0              0.50%             23.6%
12/31/2009                        1.22                 0                 0              0.50%             68.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.25%             28.1%
12/31/2012                        1.59                 0                 0              0.25%             20.1%
12/31/2011                        1.32                 0                 0              0.25%            -13.5%
12/31/2010                        1.53                 0                 0              0.25%             23.9%
12/31/2009                        1.23                 0                 0              0.25%             68.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07                29   $            61              0.00%             28.4%
12/31/2012                        1.61                26                41              0.00%             20.4%
12/31/2011                        1.34               270               362              0.00%            -13.3%
12/31/2010                        1.54                30                46              0.00%             24.2%
12/31/2009                        1.24                 0                 0              0.00%             69.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             GOLDMAN SACHS MID CAP VALUE SERVICE CLASS - 38141W380

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,601,558   $     7,861,925           196,494
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (46,170)
                                                       ---------------
Net assets                                             $     8,555,388
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     6,247,707         4,212,873   $          1.48
Band 100                                                        32,976            21,840              1.51
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                       2,274,705         1,401,978              1.62
                                                       ---------------    --------------
 Total                                                 $     8,555,388         5,636,691
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        31,251
Mortality & expense charges                                                                        (62,516)
                                                                                           ---------------
Net investment income (loss)                                                                       (31,265)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           462,416
Realized gain distributions                                                                      1,195,567
Net change in unrealized appreciation (depreciation)                                               159,957
                                                                                           ---------------
Net gain (loss)                                                                                  1,817,940
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,786,675
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (31,265)  $             (1,452)
Net realized gain (loss)                                                     462,416                110,593
Realized gain distributions                                                1,195,567                     --
Net change in unrealized appreciation (depreciation)                         159,957                572,834
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,786,675                681,975
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,798,965              1,969,458
Cost of units redeemed                                                    (1,907,694)            (1,370,917)
Account charges                                                              (24,369)               (10,722)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,866,902                587,819
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,653,577              1,269,794
Net assets, beginning                                                      4,901,811              3,632,017
                                                                --------------------   --------------------
Net assets, ending                                              $          8,555,388   $          4,901,811
                                                                ====================   ====================

Units sold                                                                 3,620,064              1,890,322
Units redeemed                                                            (2,216,526)            (1,313,036)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,403,538                577,286
Units outstanding, beginning                                               4,233,153              3,655,867
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,636,691              4,233,153
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,518,980
Cost of units redeemed/account charges                                                           (5,420,641)
Net investment income (loss)                                                                        (37,329)
Net realized gain (loss)                                                                            549,424
Realized gain distributions                                                                       1,205,321
Net change in unrealized appreciation (depreciation)                                                739,633
                                                                                       --------------------
Net assets                                                                             $          8,555,388
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48             4,213   $         6,248              1.25%             30.6%
12/31/2012                        1.14             3,173             3,602              1.25%             16.5%
12/31/2011                        0.97             2,601             2,535              1.25%             -7.9%
12/31/2010                        1.06             1,301             1,376              1.25%             22.7%
12/31/2009                        0.86               832               717              1.25%             30.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                22   $            33              1.00%             31.0%
12/31/2012                        1.15                 6                 7              1.00%             16.8%
12/31/2011                        0.99                 5                 4              1.00%             -7.6%
12/31/2010                        1.07                 3                 4              1.00%             23.0%
12/31/2009                        0.87                 3                 3              1.00%             31.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             31.3%
12/31/2012                        1.17                 0                 0              0.75%             17.1%
12/31/2011                        1.00                 0                 0              0.75%             -7.4%
12/31/2010                        1.08                 0                 0              0.75%             23.3%
12/31/2009                        0.88                 0                 0              0.75%             31.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.50%             31.6%
12/31/2012                        1.19                 0                 0              0.50%             17.3%
12/31/2011                        1.01                 0                 0              0.50%             -7.2%
12/31/2010                        1.09                 0                 0              0.50%             23.7%
12/31/2009                        0.88                 0                 0              0.50%             31.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.25%             32.0%
12/31/2012                        1.21                 0                 0              0.25%             17.6%
12/31/2011                        1.03                 0                 0              0.25%             -6.9%
12/31/2010                        1.10                 0                 0              0.25%             24.0%
12/31/2009                        0.89                 0                 0              0.25%             32.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62             1,402   $         2,275              0.00%             32.3%
12/31/2012                        1.23             1,054             1,293              0.00%             17.9%
12/31/2011                        1.04             1,051             1,093              0.00%             -6.7%
12/31/2010                        1.11               731               815              0.00%             24.3%
12/31/2009                        0.90               597               535              0.00%             32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.9%
                2011               0.5%
                2010               0.4%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         GOLDMAN SACHS SMALL CAP VALUE INSTITUTIONAL CLASS - 38142V209

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,403,377   $    16,383,874           335,998
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (473,220)
                                                       ---------------
Net assets                                             $    18,930,157
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $    18,930,157        10,946,223   $          1.73
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.86
Band 0                                                              --                --              1.89
                                                       ---------------    --------------
 Total                                                 $    18,930,157        10,946,223
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       115,821
Mortality & expense charges                                                                       (185,990)
                                                                                           ---------------
Net investment income (loss)                                                                       (70,169)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           573,804
Realized gain distributions                                                                      1,514,542
Net change in unrealized appreciation (depreciation)                                             2,696,578
                                                                                           ---------------
Net gain (loss)                                                                                  4,784,924
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,714,755
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (70,169)  $             47,193
Net realized gain (loss)                                                     573,804                 33,939
Realized gain distributions                                                1,514,542                629,002
Net change in unrealized appreciation (depreciation)                       2,696,578                529,217
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,714,755              1,239,351
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,253,419              7,996,556
Cost of units redeemed                                                    (5,981,963)            (1,708,031)
Account charges                                                              (53,312)               (47,333)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,218,144              6,241,192
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,932,899              7,480,543
Net assets, beginning                                                     12,997,258              5,516,715
                                                                --------------------   --------------------
Net assets, ending                                              $         18,930,157   $         12,997,258
                                                                ====================   ====================

Units sold                                                                 4,964,882              6,764,398
Units redeemed                                                            (4,322,241)            (1,493,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                      642,641              5,270,423
Units outstanding, beginning                                              10,303,582              5,033,159
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,946,223             10,303,582
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,470,339
Cost of units redeemed/account charges                                                          (11,596,411)
Net investment income (loss)                                                                        (44,810)
Net realized gain (loss)                                                                            828,526
Realized gain distributions                                                                       2,253,010
Net change in unrealized appreciation (depreciation)                                              3,019,503
                                                                                       --------------------
Net assets                                                                             $         18,930,157
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73            10,946   $        18,930              1.25%             37.1%
12/31/2012                        1.26            10,304            12,997              1.25%             15.1%
12/31/2011                        1.10             5,033             5,517              1.25%             -0.4%
12/31/2010                        1.10             1,798             1,979              1.25%             24.8%
12/31/2009                        0.88                53                47              1.25%             26.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              1.00%             37.4%
12/31/2012                        1.28                 0                 0              1.00%             15.4%
12/31/2011                        1.11                 0                 0              1.00%             -0.2%
12/31/2010                        1.11                 0                 0              1.00%             25.1%
12/31/2009                        0.89                 0                 0              1.00%             27.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.75%             37.8%
12/31/2012                        1.30                 0                 0              0.75%             15.7%
12/31/2011                        1.12                 0                 0              0.75%              0.1%
12/31/2010                        1.12                 0                 0              0.75%             25.4%
12/31/2009                        0.90                 0                 0              0.75%             27.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              0.50%             38.1%
12/31/2012                        1.32                 0                 0              0.50%             16.0%
12/31/2011                        1.14                 0                 0              0.50%              0.3%
12/31/2010                        1.14                 0                 0              0.50%             25.7%
12/31/2009                        0.90                 0                 0              0.50%             27.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.25%             38.5%
12/31/2012                        1.34                 0                 0              0.25%             16.2%
12/31/2011                        1.15                 0                 0              0.25%              0.6%
12/31/2010                        1.15                 0                 0              0.25%             26.1%
12/31/2009                        0.91                 0                 0              0.25%             28.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.00%             38.8%
12/31/2012                        1.36                 0                 0              0.00%             16.5%
12/31/2011                        1.17                 0                 0              0.00%              0.8%
12/31/2010                        1.16                 0                 0              0.00%             26.4%
12/31/2009                        0.92                 0                 0              0.00%             28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               2.0%
                2011               0.9%
                2010               1.0%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            GOLDMAN SACHS SMALL CAP VALUE SERVICE CLASS - 38142V308

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,250,373   $     9,991,464           214,350
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (106,274)
                                                       ---------------
Net assets                                             $    11,144,099
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     9,861,260         5,909,808   $          1.67
Band 100                                                         8,022             4,722              1.70
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.79
Band 0                                                       1,274,817           698,330              1.83
                                                       ---------------    --------------
 Total                                                 $    11,144,099         6,612,860
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,884
Mortality & expense charges                                                                        (80,565)
                                                                                           ---------------
Net investment income (loss)                                                                       (49,681)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           210,026
Realized gain distributions                                                                        961,725
Net change in unrealized appreciation (depreciation)                                             1,110,994
                                                                                           ---------------
Net gain (loss)                                                                                  2,282,745
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,233,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (49,681)  $             15,083
Net realized gain (loss)                                                     210,026                 33,635
Realized gain distributions                                                  961,725                255,613
Net change in unrealized appreciation (depreciation)                       1,110,994                147,152
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,233,064                451,483
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,459,532              3,878,409
Cost of units redeemed                                                    (2,458,371)            (1,176,825)
Account charges                                                              (20,199)               (14,102)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,980,962              2,687,482
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,214,026              3,138,965
Net assets, beginning                                                      4,930,073              1,791,108
                                                                --------------------   --------------------
Net assets, ending                                              $         11,144,099   $          4,930,073
                                                                ====================   ====================

Units sold                                                                 4,540,040              3,428,676
Units redeemed                                                            (1,916,202)            (1,106,133)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,623,838              2,322,543
Units outstanding, beginning                                               3,989,022              1,666,479
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,612,860              3,989,022
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,290,268
Cost of units redeemed/account charges                                                           (4,886,222)
Net investment income (loss)                                                                        (49,833)
Net realized gain (loss)                                                                            282,219
Realized gain distributions                                                                       1,248,758
Net change in unrealized appreciation (depreciation)                                              1,258,909
                                                                                       --------------------
Net assets                                                                             $         11,144,099
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67             5,910   $         9,861              1.25%             36.4%
12/31/2012                        1.22             3,475             4,251              1.25%             14.5%
12/31/2011                        1.07             1,513             1,617              1.25%             -0.9%
12/31/2010                        1.08               311               335              1.25%             24.2%
12/31/2009                        0.87               139               120              1.25%             26.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 5   $             8              1.00%             36.8%
12/31/2012                        1.24                 1                 1              1.00%             14.8%
12/31/2011                        1.08                 0                 0              1.00%             -0.7%
12/31/2010                        1.09                 0                 0              1.00%             24.5%
12/31/2009                        0.88                 0                 0              1.00%             26.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.75%             37.1%
12/31/2012                        1.26                 0                 0              0.75%             15.1%
12/31/2011                        1.10                 0                 0              0.75%             -0.4%
12/31/2010                        1.10                 0                 0              0.75%             24.8%
12/31/2009                        0.88                 0                 0              0.75%             26.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.50%             37.4%
12/31/2012                        1.28                 0                 0              0.50%             15.4%
12/31/2011                        1.11                 0                 0              0.50%             -0.2%
12/31/2010                        1.11                 0                 0              0.50%             25.1%
12/31/2009                        0.89                 0                 0              0.50%             27.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.25%             37.8%
12/31/2012                        1.30                 0                 0              0.25%             15.7%
12/31/2011                        1.13                 0                 0              0.25%              0.1%
12/31/2010                        1.12                 0                 0              0.25%             25.4%
12/31/2009                        0.90                 0                 0              0.25%             27.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83               698   $         1,275              0.00%             38.1%
12/31/2012                        1.32               514               679              0.00%             16.0%
12/31/2011                        1.14               153               175              0.00%              0.3%
12/31/2010                        1.14                20                22              0.00%             25.8%
12/31/2009                        0.90                 8                 7              0.00%             27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               1.6%
                2011               0.1%
                2010               0.3%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS MID CAP VALUE INSTITUTIONAL CLASS - 38141W398

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    34,724,188   $    29,366,064           773,614
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (352,498)
                                                       ---------------
Net assets                                             $    34,371,690
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    34,371,690        22,358,450   $          1.54
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.65
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $    34,371,690        22,358,450
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       274,965
Mortality & expense charges                                                                       (427,585)
                                                                                           ---------------
Net investment income (loss)                                                                      (152,620)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         4,722,524
Realized gain distributions                                                                      4,714,072
Net change in unrealized appreciation (depreciation)                                                27,959
                                                                                           ---------------
Net gain (loss)                                                                                  9,464,555
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     9,311,935
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (152,620)  $              8,848
Net realized gain (loss)                                                   4,722,524              1,184,829
Realized gain distributions                                                4,714,072                     --
Net change in unrealized appreciation (depreciation)                          27,959              3,285,471
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          9,311,935              4,479,148
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,662,330              6,734,681
Cost of units redeemed                                                    (9,153,948)            (8,937,476)
Account charges                                                              (68,167)               (42,073)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,559,785)            (2,244,868)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,752,150              2,234,280
Net assets, beginning                                                     28,619,540             26,385,260
                                                                --------------------   --------------------
Net assets, ending                                              $         34,371,690   $         28,619,540
                                                                ====================   ====================

Units sold                                                                11,404,733              6,256,171
Units redeemed                                                           (13,493,993)            (8,193,114)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,089,260)            (1,936,943)
Units outstanding, beginning                                              24,447,710             26,384,653
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,358,450             24,447,710
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         50,004,900
Cost of units redeemed/account charges                                                          (30,495,259)
Net investment income (loss)                                                                       (134,550)
Net realized gain (loss)                                                                          4,584,863
Realized gain distributions                                                                       5,053,612
Net change in unrealized appreciation (depreciation)                                              5,358,124
                                                                                       --------------------
Net assets                                                                             $         34,371,690
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54            22,358   $        34,372              1.25%             31.3%
12/31/2012                        1.17            24,448            28,620              1.25%             17.1%
12/31/2011                        1.00            26,385            26,385              1.25%             -7.4%
12/31/2010                        1.08            17,112            18,485              1.25%             23.3%
12/31/2009                        0.88            13,670            11,976              1.25%             31.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%             31.6%
12/31/2012                        1.19                 0                 0              1.00%             17.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.2%
12/31/2010                        1.09                 0                 0              1.00%             23.6%
12/31/2009                        0.88                 0                 0              1.00%             31.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             32.0%
12/31/2012                        1.21                 0                 0              0.75%             17.6%
12/31/2011                        1.03                 0                 0              0.75%             -7.0%
12/31/2010                        1.10                 0                 0              0.75%             23.9%
12/31/2009                        0.89                 0                 0              0.75%             32.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.50%             32.3%
12/31/2012                        1.23                 0                 0              0.50%             17.9%
12/31/2011                        1.04                 0                 0              0.50%             -6.7%
12/31/2010                        1.11                 0                 0              0.50%             24.2%
12/31/2009                        0.90                 0                 0              0.50%             32.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.25%             32.6%
12/31/2012                        1.25                 0                 0              0.25%             18.2%
12/31/2011                        1.05                 0                 0              0.25%             -6.5%
12/31/2010                        1.13                 0                 0              0.25%             24.5%
12/31/2009                        0.90                 0                 0              0.25%             32.9%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.00%             33.0%
12/31/2012                        1.26                 0                 0              0.00%             18.5%
12/31/2011                        1.07                 0                 0              0.00%            -6.3%
12/31/2010                        1.14                 0                 0              0.00%             24.9%
12/31/2009                        0.91                 0                 0              0.00%             33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.3%
                2011               1.1%
                2010               0.9%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 HENSSLER EQUITY INSTITUTIONAL CLASS - 426894200

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           451   $           484                32
                                                                         ===============   ===============
Receivables: investments sold                                       19
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           470
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           470               318   $          1.48
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $           470               318
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             4
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                             95
Net change in unrealized appreciation (depreciation)                                                   (15)
                                                                                           ---------------
Net gain (loss)                                                                                         79
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            80
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                  2
Net realized gain (loss)                                                          (1)                    (4)
Realized gain distributions                                                       95                     13
Net change in unrealized appreciation (depreciation)                             (15)                   (18)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 80                     (7)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         256                    302
Cost of units redeemed                                                            --                   (161)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              256                    141
                                                                --------------------   --------------------
Net increase (decrease)                                                          336                    134
Net assets, beginning                                                            134                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                470   $                134
                                                                ====================   ====================

Units sold                                                                       196                    268
Units redeemed                                                                    --                   (146)
                                                                --------------------   --------------------
Net increase (decrease)                                                          196                    122
Units outstanding, beginning                                                     122                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        318                    122
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                558
Cost of units redeemed/account charges                                                                 (161)
Net investment income (loss)                                                                              3
Net realized gain (loss)                                                                                 (5)
Realized gain distributions                                                                             108
Net change in unrealized appreciation (depreciation)                                                    (33)
                                                                                       --------------------
Net assets                                                                             $                470
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              1.25%             34.7%
12/31/2012                        1.10                 0                 0              1.25%              7.0%
12/31/2011                        1.02                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              1.00%             35.0%
12/31/2012                        1.10                 0                 0              1.00%              7.2%
12/31/2011                        1.03                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.75%             35.4%
12/31/2012                        1.10                 0                 0              0.75%              7.5%
12/31/2011                        1.03                 0                 0              0.75%              2.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%             35.7%
12/31/2012                        1.11                 0                 0              0.50%              7.8%
12/31/2011                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             36.0%
12/31/2012                        1.11                 0                 0              0.25%              8.0%
12/31/2011                        1.03                 0                 0              0.25%              2.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.00%             36.4%
12/31/2012                        1.11                 0                 0              0.00%              8.3%
12/31/2011                        1.03                 0                 0              0.00%              2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               3.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   HENSSLER EQUITY INVESTOR CLASS - 426894101

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.49
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (47)
                                                                                           ---------------
Net investment income (loss)                                                                           (47)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (793)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,944
                                                                                           ---------------
Net gain (loss)                                                                                      1,151
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,104
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (47)  $             (2,840)
Net realized gain (loss)                                                        (793)                11,530
Realized gain distributions                                                       --                  2,381
Net change in unrealized appreciation (depreciation)                           1,944                  2,813
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,104                 13,884
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         460                 13,983
Cost of units redeemed                                                       (24,541)              (275,070)
Account charges                                                                   --                     (8)
                                                                --------------------   --------------------
Increase (decrease)                                                          (24,081)              (261,095)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,977)              (247,211)
Net assets, beginning                                                         22,977                270,188
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $             22,977
                                                                ====================   ====================

Units sold                                                                       391                 13,246
Units redeemed                                                               (21,029)              (250,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,638)              (237,368)
Units outstanding, beginning                                                  20,638                258,006
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                 20,638
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            569,070
Cost of units redeemed/account charges                                                             (577,200)
Net investment income (loss)                                                                         (2,502)
Net realized gain (loss)                                                                              8,180
Realized gain distributions                                                                           2,452
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              1.25%             33.9%
12/31/2012                        1.11                21                23              1.25%              6.3%
12/31/2011                        1.05               258               270              1.25%             -1.9%
12/31/2010                        1.07                 0                 0              1.25%              6.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              1.00%             34.2%
12/31/2012                        1.12                 0                 0              1.00%              6.6%
12/31/2011                        1.05                 0                 0              1.00%             -1.7%
12/31/2010                        1.07                 0                 0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.75%             34.6%
12/31/2012                        1.13                 0                 0              0.75%              6.8%
12/31/2011                        1.05                 0                 0              0.75%             -1.4%
12/31/2010                        1.07                 0                 0              0.75%              6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.50%             34.9%
12/31/2012                        1.13                 0                 0              0.50%              7.1%
12/31/2011                        1.06                 0                 0              0.50%             -1.2%
12/31/2010                        1.07                 0                 0              0.50%              6.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.25%             35.2%
12/31/2012                        1.14                 0                 0              0.25%              7.4%
12/31/2011                        1.06                 0                 0              0.25%             -0.9%
12/31/2010                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             35.6%
12/31/2012                        1.14                 0                 0              0.00%              7.7%
12/31/2011                        1.06                 0                 0              0.00%             -0.7%
12/31/2010                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.2%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,608   $        25,855               898
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
 Net assets                                            $        34,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        34,613            25,674   $          1.35
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $        34,613            25,674
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (332)
                                                                                           ---------------
Net investment income (loss)                                                                          (332)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               663
Realized gain distributions                                                                            789
Net change in unrealized appreciation (depreciation)                                                 7,148
                                                                                           ---------------
Net gain (loss)                                                                                      8,600
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,268
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (332)  $               (144)
Net realized gain (loss)                                                         663                     18
Realized gain distributions                                                      789                     --
Net change in unrealized appreciation (depreciation)                           7,148                  1,605
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,268                  1,479
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,704                 19,737
Cost of units redeemed                                                        (2,291)                  (284)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            5,413                 19,453
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,681                 20,932
Net assets, beginning                                                         20,932                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             34,613   $             20,932
                                                                ====================   ====================

Units sold                                                                     6,447                 21,387
Units redeemed                                                                (1,865)                  (295)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,582                 21,092
Units outstanding, beginning                                                  21,092                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,674                 21,092
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             27,441
Cost of units redeemed/account charges                                                               (2,575)
Net investment income (loss)                                                                           (476)
Net realized gain (loss)                                                                                681
Realized gain distributions                                                                             789
Net change in unrealized appreciation (depreciation)                                                  8,753
                                                                                       --------------------
Net assets                                                                             $             34,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                26   $            35              1.25%             35.8%
12/31/2012                        0.99                21                21              1.25%             -0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              1.00%             36.2%
12/31/2012                        0.99                 0                 0              1.00%             -0.6%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             36.5%
12/31/2012                        1.00                 0                 0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             36.9%
12/31/2012                        1.00                 0                 0              0.50%             -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             37.2%
12/31/2012                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             37.6%
12/31/2012                        1.00                 0                 0              0.00%              0.1%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Invesco Energy Fund Investor Class - 00142F105

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,567,823   $     2,125,421            57,017
                                                                         ===============   ===============
Receivables: investments sold                                    9,381
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,577,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,577,204           839,801   $          3.07
Band 100                                                            --                --              3.15
Band 75                                                             --                --              3.23
Band 50                                                             --                --              3.31
Band 25                                                             --                --              3.40
Band 0                                                              --                --              3.60
                                                       ---------------   ---------------
 Total                                                 $     2,577,204           839,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,309
Mortality & expense charges                                                                        (29,551)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,242)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            90,566
Realized gain distributions                                                                         11,845
Net change in unrealized appreciation (depreciation)                                               350,510
                                                                                           ---------------
Net gain (loss)                                                                                    452,921
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       434,679
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,242)  $            (24,442)
Net realized gain (loss)                                                      90,566                 15,400
Realized gain distributions                                                   11,845                     --
Net change in unrealized appreciation (depreciation)                         350,510                (41,542)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            434,679                (50,584)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     673,949                633,241
Cost of units redeemed                                                      (619,340)              (333,519)
Account charges                                                                 (324)                  (281)
                                                                --------------------   --------------------
Increase (decrease)                                                           54,285                299,441
                                                                --------------------   --------------------
Net increase (decrease)                                                      488,964                248,857
Net assets, beginning                                                      2,088,240              1,839,383
                                                                --------------------   --------------------
Net assets, ending                                              $          2,577,204   $          2,088,240
                                                                ====================   ====================

Units sold                                                                   238,586                252,498
Units redeemed                                                              (220,604)              (135,532)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,982                116,966
Units outstanding, beginning                                                 821,819                704,853
                                                                --------------------   --------------------
Units outstanding, ending                                                    839,801                821,819
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,339,953
Cost of units redeemed/account charges                                                           (4,322,342)
Net investment income (loss)                                                                       (146,280)
Net realized gain (loss)                                                                           (202,190)
Realized gain distributions                                                                         465,661
Net change in unrealized appreciation (depreciation)                                                442,402
                                                                                       --------------------
Net assets                                                                             $          2,577,204
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.07               840   $         2,577              1.25%             20.8%
12/31/2012                        2.54               822             2,088              1.25%             -2.6%
12/31/2011                        2.61               705             1,839              1.25%             -9.4%
12/31/2010                        2.88               615             1,772              1.25%             15.2%
12/31/2009                        2.50               519             1,297              1.25%             42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.15                 0   $             0              1.00%             21.1%
12/31/2012                        2.60                 0                 0              1.00%             -2.4%
12/31/2011                        2.66                 0                 0              1.00%             -9.2%
12/31/2010                        2.93                 0                 0              1.00%             15.5%
12/31/2009                        2.54                 0                 0              1.00%             42.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.23                 0   $             0              0.75%             21.4%
12/31/2012                        2.66                 0                 0              0.75%             -2.1%
12/31/2011                        2.72                 0                 0              0.75%             -9.0%
12/31/2010                        2.99                 0                 0              0.75%             15.8%
12/31/2009                        2.58                 0                 0              0.75%             43.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.31                 0   $             0              0.50%             21.7%
12/31/2012                        2.72                 0                 0              0.50%             -1.9%
12/31/2011                        2.78                 0                 0              0.50%             -8.8%
12/31/2010                        3.04                 0                 0              0.50%             16.1%
12/31/2009                        2.62                 0                 0              0.50%             43.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.40                 0   $             0              0.25%             22.0%
12/31/2012                        2.79                 0                 0              0.25%             -1.6%
12/31/2011                        2.83                 0                 0              0.25%             -8.5%
12/31/2010                        3.10                 0                 0              0.25%             16.4%
12/31/2009                        2.66                 0                 0              0.25%             43.7%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.60                 0   $             0              0.00%             22.3%
12/31/2012                        2.94                 0                 0              0.00%             -1.4%
12/31/2011                        2.99                 0                 0              0.00%             -8.3%
12/31/2010                        3.26                 0                 0              0.00%             16.7%
12/31/2009                        2.79                 0                 0              0.00%             44.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.0%
                2011               0.0%
                2010               0.1%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,729,118   $     2,956,639           108,761
                                                                         ===============   ===============
Receivables: investments sold                                    1,392
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,730,510
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,218,662           913,600   $          1.33
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                       2,511,848         1,721,215              1.46
                                                       ---------------   ---------------
 Total                                                 $     3,730,510         2,634,815
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        51,041
Mortality & expense charges                                                                        (12,490)
                                                                                           ---------------
Net investment income (loss)                                                                        38,551
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            43,697
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               487,327
                                                                                           ---------------
Net gain (loss)                                                                                    531,024
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       569,575
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,551   $             25,394
Net realized gain (loss)                                                      43,697                 23,976
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         487,327                329,390
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            569,575                378,760
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     811,180                369,447
Cost of units redeemed                                                      (448,338)              (684,300)
Account charges                                                                 (364)                  (447)
                                                                --------------------   --------------------
Increase (decrease)                                                          362,478               (315,300)
                                                                --------------------   --------------------
Net increase (decrease)                                                      932,053                 63,460
Net assets, beginning                                                      2,798,457              2,734,997
                                                                --------------------   --------------------
Net assets, ending                                              $          3,730,510   $          2,798,457
                                                                ====================   ====================

Units sold                                                                   689,385                360,431
Units redeemed                                                              (385,919)              (664,624)
                                                                --------------------   --------------------
Net increase (decrease)                                                      303,466               (304,193)
Units outstanding, beginning                                               2,331,349              2,635,542
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,634,815              2,331,349
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,220,353
Cost of units redeemed/account charges                                                           (4,395,747)
Net investment income (loss)                                                                        138,149
Net realized gain (loss)                                                                            (39,017)
Realized gain distributions                                                                          34,293
Net change in unrealized appreciation (depreciation)                                                772,479
                                                                                       --------------------
Net assets                                                                             $          3,730,510
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33               914   $         1,219              1.25%             17.6%
12/31/2012                        1.13               637               722              1.25%             14.1%
12/31/2011                        0.99               889               883              1.25%             -7.8%
12/31/2010                        1.08               833               898              1.25%             11.4%
12/31/2009                        0.97               675               653              1.25%             33.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             17.9%
12/31/2012                        1.15                 0                 0              1.00%             14.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.5%
12/31/2010                        1.09                 0                 0              1.00%             11.7%
12/31/2009                        0.97                 0                 0              1.00%             34.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.75%             18.2%
12/31/2012                        1.17                 0                 0              0.75%             14.7%
12/31/2011                        1.02                 0                 0              0.75%             -7.3%
12/31/2010                        1.10                 0                 0              0.75%             12.0%
12/31/2009                        0.98                 0                 0              0.75%             34.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             18.5%
12/31/2012                        1.19                 0                 0              0.50%             15.0%
12/31/2011                        1.03                 0                 0              0.50%             -7.1%
12/31/2010                        1.11                 0                 0              0.50%             12.3%
12/31/2009                        0.99                 0                 0              0.50%             34.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             18.8%
12/31/2012                        1.21                 0                 0              0.25%             15.3%
12/31/2011                        1.05                 0                 0              0.25%             -6.9%
12/31/2010                        1.12                 0                 0              0.25%             12.6%
12/31/2009                        1.00                 0                 0              0.25%             35.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46             1,721   $         2,512              0.00%             19.1%
12/31/2012                        1.23             1,695             2,076              0.00%             15.6%
12/31/2011                        1.06             1,747             1,852              0.00%             -6.6%
12/31/2010                        1.14             1,852             2,103              0.00%             12.8%
12/31/2009                        1.01                 0                 0              0.00%             35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               1.3%
                2011               1.6%
                2010               2.2%
                2009               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,166,202   $     3,545,757           165,411
                                                                         ===============   ===============
Receivables: investments sold                                    2,174
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,168,376
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,168,376         2,103,627   $          1.98
Band 100                                                            --                --              2.03
Band 75                                                             --                --              2.09
Band 50                                                             --                --              2.14
Band 25                                                             --                --              2.20
Band 0                                                              --                --              2.29
                                                       ---------------   ---------------
 Total                                                 $     4,168,376         2,103,627
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (51,210)
                                                                                           ---------------
Net investment income (loss)                                                                       (51,210)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           338,048
Realized gain distributions                                                                        364,775
Net change in unrealized appreciation (depreciation)                                               343,668
                                                                                           ---------------
Net gain (loss)                                                                                  1,046,491
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       995,281
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (51,210)  $            (33,406)
Net realized gain (loss)                                                     338,048                227,966
Realized gain distributions                                                  364,775                292,500
Net change in unrealized appreciation (depreciation)                         343,668               (100,469)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            995,281                386,591
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,032,428                958,943
Cost of units redeemed                                                    (1,916,719)            (1,963,630)
Account charges                                                                 (335)                  (361)
                                                                --------------------   --------------------
Increase (decrease)                                                         (884,626)            (1,005,048)
                                                                --------------------   --------------------
Net increase (decrease)                                                      110,655               (618,457)
Net assets, beginning                                                      4,057,721              4,676,178
                                                                --------------------   --------------------
Net assets, ending                                              $          4,168,376   $          4,057,721
                                                                ====================   ====================

Units sold                                                                   585,794                650,533
Units redeemed                                                            (1,087,967)            (1,323,452)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (502,173)              (672,919)
Units outstanding, beginning                                               2,605,800              3,278,719
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,103,627              2,605,800
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,368,144
Cost of units redeemed/account charges                                                           (7,325,195)
Net investment income (loss)                                                                       (240,474)
Net realized gain (loss)                                                                            283,792
Realized gain distributions                                                                       1,461,664
Net change in unrealized appreciation (depreciation)                                                620,445
                                                                                       --------------------
Net assets                                                                             $          4,168,376
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98             2,104   $         4,168              1.25%             27.6%
12/31/2012                        1.55             2,557             3,971              1.25%              9.0%
12/31/2011                        1.42             3,252             4,633              1.25%             -7.4%
12/31/2010                        1.54             2,938             4,520              1.25%             11.1%
12/31/2009                        1.38             2,451             3,393              1.25%             28.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              1.00%             27.9%
12/31/2012                        1.59                 0                 0              1.00%              9.3%
12/31/2011                        1.45                 0                 0              1.00%             -7.2%
12/31/2010                        1.57                 0                 0              1.00%             11.4%
12/31/2009                        1.41                 0                 0              1.00%             28.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.75%             28.2%
12/31/2012                        1.63                 0                 0              0.75%              9.6%
12/31/2011                        1.48                 0                 0              0.75%             -6.9%
12/31/2010                        1.60                 0                 0              0.75%             11.7%
12/31/2009                        1.43                 0                 0              0.75%             29.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.50%             28.5%
12/31/2012                        1.66                 0                 0              0.50%              9.8%
12/31/2011                        1.52                 0                 0              0.50%             -6.7%
12/31/2010                        1.62                 0                 0              0.50%             12.0%
12/31/2009                        1.45                 0                 0              0.50%             29.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.20                 0   $             0              0.25%             28.9%
12/31/2012                        1.70                 0                 0              0.25%             10.1%
12/31/2011                        1.55                 0                 0              0.25%             -6.5%
12/31/2010                        1.65                 0                 0              0.25%             12.2%
12/31/2009                        1.47                 0                 0              0.25%             29.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              0.00%             29.2%
12/31/2012                        1.77                49                86              0.00%             10.4%
12/31/2011                        1.61                27                43              0.00%             -6.2%
12/31/2010                        1.71                15                25              0.00%             12.5%
12/31/2009                        1.52                 0                 0              0.00%             30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.5%
                2011               0.0%
                2010               0.1%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,833,494   $     3,397,369            95,439
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (46,454)
                                                       ---------------
Net assets                                             $     3,787,040
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,282,802         1,374,234   $          2.39
Band 100                                                            --                --              2.45
Band 75                                                             --                --              2.51
Band 50                                                             --                --              2.58
Band 25                                                             --                --              2.65
Band 0                                                         504,238           182,618              2.76
                                                       ---------------   ---------------
 Total                                                 $     3,787,040         1,556,852
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,771
Mortality & expense charges                                                                        (24,755)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,984)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           256,730
Realized gain distributions                                                                        192,038
Net change in unrealized appreciation (depreciation)                                               423,202
                                                                                           ---------------
Net gain (loss)                                                                                    871,970
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       848,986
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,984)  $            (34,403)
Net realized gain (loss)                                                     256,730                 33,669
Realized gain distributions                                                  192,038                282,766
Net change in unrealized appreciation (depreciation)                         423,202                 14,193
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            848,986                296,225
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,378,461              3,143,773
Cost of units redeemed                                                    (2,820,775)              (717,348)
Account charges                                                               (7,256)               (13,113)
                                                                --------------------   --------------------
Increase (decrease)                                                         (449,570)             2,413,312
                                                                --------------------   --------------------
Net increase (decrease)                                                      399,416              2,709,537
Net assets, beginning                                                      3,387,624                678,087
                                                                --------------------   --------------------
Net assets, ending                                              $          3,787,040   $          3,387,624
                                                                ====================   ====================

Units sold                                                                 1,127,177              1,953,701
Units redeemed                                                            (1,514,893)              (451,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (387,716)             1,502,266
Units outstanding, beginning                                               1,944,568                442,302
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,556,852              1,944,568
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,278,743
Cost of units redeemed/account charges                                                           (5,713,392)
Net investment income (loss)                                                                        (83,149)
Net realized gain (loss)                                                                            324,474
Realized gain distributions                                                                         544,239
Net change in unrealized appreciation (depreciation)                                                436,125
                                                                                       --------------------
Net assets                                                                             $          3,787,040
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.39             1,374   $         3,283              1.25%             38.2%
12/31/2012                        1.73             1,840             3,181              1.25%             16.9%
12/31/2011                        1.48               316               467              1.25%             -2.5%
12/31/2010                        1.52               438               664              1.25%             24.7%
12/31/2009                        1.22               180               220              1.25%             32.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.45                 0   $             0              1.00%             38.5%
12/31/2012                        1.77                 0                 0              1.00%             17.2%
12/31/2011                        1.51                 0                 0              1.00%             -2.3%
12/31/2010                        1.54                 0                 0              1.00%             25.0%
12/31/2009                        1.24                 0                 0              1.00%             33.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.51                 0   $             0              0.75%             38.9%
12/31/2012                        1.81                 0                 0              0.75%             17.5%
12/31/2011                        1.54                 0                 0              0.75%             -2.0%
12/31/2010                        1.57                 0                 0              0.75%             25.3%
12/31/2009                        1.26                 0                 0              0.75%             33.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.58                 0   $             0              0.50%             39.2%
12/31/2012                        1.85                 0                 0              0.50%             17.8%
12/31/2011                        1.57                 0                 0              0.50%             -1.8%
12/31/2010                        1.60                 0                 0              0.50%             25.7%
12/31/2009                        1.27                 0                 0              0.50%             33.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.65                 0   $             0              0.25%             39.6%
12/31/2012                        1.90                 0                 0              0.25%             18.1%
12/31/2011                        1.61                 0                 0              0.25%             -1.5%
12/31/2010                        1.63                 0                 0              0.25%             26.0%
12/31/2009                        1.29                 0                 0              0.25%             34.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.76               183   $           504              0.00%             39.9%
12/31/2012                        1.97               105               207              0.00%             18.3%
12/31/2011                        1.67               126               211              0.00%             -1.3%
12/31/2010                        1.69                68               115              0.00%             26.3%
12/31/2009                        1.34                 0                 0              0.00%             34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,003   $        56,697             1,787
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        68,005
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        68,005            65,544   $          1.04
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $        68,005            65,544
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (769)
                                                                                           ---------------
Net investment income (loss)                                                                          (769)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,052
Realized gain distributions                                                                          5,460
Net change in unrealized appreciation (depreciation)                                               (33,193)
                                                                                           ---------------
Net gain (loss)                                                                                     16,319
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,550
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (769)  $               (689)
Net realized gain (loss)                                                      44,052                  2,447
Realized gain distributions                                                    5,460                  5,416
Net change in unrealized appreciation (depreciation)                         (33,193)                 7,071
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,550                 14,245
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,664                 20,751
Cost of units redeemed                                                      (142,655)                (5,688)
Account charges                                                                  (79)                   (57)
                                                                --------------------   --------------------
Increase (decrease)                                                         (126,070)                15,006
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,520)                29,251
Net assets, beginning                                                        178,525                149,274
                                                                --------------------   --------------------
Net assets, ending                                              $             68,005   $            178,525
                                                                ====================   ====================

Units sold                                                                    18,172                 24,613
Units redeemed                                                              (164,641)                (6,392)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (146,469)                18,221
Units outstanding, beginning                                                 212,013                193,792
                                                                --------------------   --------------------
Units outstanding, ending                                                     65,544                212,013
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            874,585
Cost of units redeemed/account charges                                                             (908,126)
Net investment income (loss)                                                                        (22,199)
Net realized gain (loss)                                                                            101,563
Realized gain distributions                                                                          10,876
Net change in unrealized appreciation (depreciation)                                                 11,306
                                                                                       --------------------
Net assets                                                                             $             68,005
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                66   $            68              1.25%             23.2%
12/31/2012                        0.84               212               179              1.25%              9.3%
12/31/2011                        0.77               194               149              1.25%             -4.4%
12/31/2010                        0.81               282               227              1.25%             19.4%
12/31/2009                        0.68               273               184              1.25%             56.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             23.5%
12/31/2012                        0.86                 0                 0              1.00%              9.6%
12/31/2011                        0.79                 0                 0              1.00%             -4.2%
12/31/2010                        0.82                 0                 0              1.00%             19.7%
12/31/2009                        0.69                 0                 0              1.00%             56.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%             23.8%
12/31/2012                        0.88                 0                 0              0.75%              9.9%
12/31/2011                        0.80                 0                 0              0.75%             -4.0%
12/31/2010                        0.84                 0                 0              0.75%             20.0%
12/31/2009                        0.70                 0                 0              0.75%             57.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%             24.1%
12/31/2012                        0.90                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -3.7%
12/31/2010                        0.85                 0                 0              0.50%             20.3%
12/31/2009                        0.71                 0                 0              0.50%             57.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%             24.5%
12/31/2012                        0.92                 0                 0              0.25%             10.4%
12/31/2011                        0.84                 0                 0              0.25%             -3.5%
12/31/2010                        0.87                 0                 0              0.25%             20.6%
12/31/2009                        0.72                 0                 0              0.25%             57.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.00%             24.8%
12/31/2012                        0.98                 0                 0              0.00%             10.7%
12/31/2011                        0.88                 0                 0              0.00%             -3.2%
12/31/2010                        0.91                 0                 0              0.00%             20.9%
12/31/2009                        0.75                 0                 0              0.00%             58.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND A CLASS - 00143M711

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,961,828   $     1,839,405            82,559
                                                                         ===============   ===============
Receivables: investments sold                                      616
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,962,444
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,962,444         1,370,285   $          1.43
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $     1,962,444         1,370,285
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,045
Mortality & expense charges                                                                         (3,570)
                                                                                           ---------------
Net investment income (loss)                                                                           475
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               204
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               122,423
                                                                                           ---------------
Net gain (loss)                                                                                    122,627
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       123,102
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                475   $                 --
Net realized gain (loss)                                                         204                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         122,423                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            123,102                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,452,228                     --
Cost of units redeemed                                                      (612,301)                    --
Account charges                                                                 (585)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,839,342                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,962,444                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,962,444   $                 --
                                                                ====================   ====================

Units sold                                                                 1,810,681                     --
Units redeemed                                                              (440,396)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,370,285                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,370,285                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,452,228
Cost of units redeemed/account charges                                                             (612,886)
Net investment income (loss)                                                                            475
Net realized gain (loss)                                                                                204
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                122,423
                                                                                       --------------------
Net assets                                                                             $          1,962,444
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43             1,370   $         1,962              1.25%             33.6%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              1.00%             33.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             34.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             34.6%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             34.9%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.00%             35.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       887,096   $       822,997            22,305
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       887,101
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       887,101           426,331   $          2.08
Band 100                                                            --                --              2.13
Band 75                                                             --                --              2.19
Band 50                                                             --                --              2.25
Band 25                                                             --                --              2.31
Band 0                                                              --                --              2.44
                                                       ---------------   ---------------
 Total                                                 $       887,101           426,331
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           433
Mortality & expense charges                                                                         (2,874)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,441)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,067
Realized gain distributions                                                                         40,460
Net change in unrealized appreciation (depreciation)                                                43,993
                                                                                           ---------------
Net gain (loss)                                                                                     85,520
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        83,079
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,441)  $             (1,782)
Net realized gain (loss)                                                       1,067                 31,494
Realized gain distributions                                                   40,460                  8,875
Net change in unrealized appreciation (depreciation)                          43,993                (12,049)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             83,079                 26,538
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,317,566                 35,244
Cost of units redeemed                                                      (643,545)              (184,845)
Account charges                                                                 (843)                    (9)
                                                                --------------------   --------------------
Increase (decrease)                                                          673,178               (149,610)
                                                                --------------------   --------------------
Net increase (decrease)                                                      756,257               (123,072)
Net assets, beginning                                                        130,844                253,916
                                                                --------------------   --------------------
Net assets, ending                                              $            887,101   $            130,844
                                                                ====================   ====================

Units sold                                                                   654,938                 25,875
Units redeemed                                                              (317,118)              (142,216)
                                                                --------------------   --------------------
Net increase (decrease)                                                      337,820               (116,341)
Units outstanding, beginning                                                  88,511                204,852
                                                                --------------------   --------------------
Units outstanding, ending                                                    426,331                 88,511
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,413,824
Cost of units redeemed/account charges                                                           (1,718,375)
Net investment income (loss)                                                                        (28,875)
Net realized gain (loss)                                                                             12,929
Realized gain distributions                                                                         143,499
Net change in unrealized appreciation (depreciation)                                                 64,099
                                                                                       --------------------
Net assets                                                                             $            887,101
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08               426   $           887              1.25%             40.8%
12/31/2012                        1.48                89               131              1.25%             19.3%
12/31/2011                        1.24               205               254              1.25%              2.9%
12/31/2010                        1.20               278               335              1.25%              3.3%
12/31/2009                        1.17               273               318              1.25%             25.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              1.00%             41.1%
12/31/2012                        1.51                 0                 0              1.00%             19.6%
12/31/2011                        1.27                 0                 0              1.00%              3.1%
12/31/2010                        1.23                 0                 0              1.00%              3.6%
12/31/2009                        1.18                 0                 0              1.00%             26.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.75%             41.5%
12/31/2012                        1.55                 0                 0              0.75%             19.9%
12/31/2011                        1.29                 0                 0              0.75%              3.4%
12/31/2010                        1.25                 0                 0              0.75%              3.8%
12/31/2009                        1.20                 0                 0              0.75%             26.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.25                 0   $             0              0.50%             41.8%
12/31/2012                        1.58                 0                 0              0.50%             20.2%
12/31/2011                        1.32                 0                 0              0.50%              3.7%
12/31/2010                        1.27                 0                 0              0.50%              4.1%
12/31/2009                        1.22                 0                 0              0.50%             26.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.31                 0   $             0              0.25%             42.2%
12/31/2012                        1.62                 0                 0              0.25%             20.5%
12/31/2011                        1.35                 0                 0              0.25%              3.9%
12/31/2010                        1.30                 0                 0              0.25%              4.4%
12/31/2009                        1.24                 0                 0              0.25%             27.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.44                 0   $             0              0.00%             42.5%
12/31/2012                        1.71                 0                 0              0.00%             20.8%
12/31/2011                        1.42                 0                 0              0.00%              4.2%
12/31/2010                        1.36                 0                 0              0.00%              4.6%
12/31/2009                        1.30                 0                 0              0.00%             27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.3%
                2011               0.5%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO VALUE OPPORTUNITIES A CLASS - 00143M398

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       351,388   $       258,520            25,208
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       351,401
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       351,401           259,271   $          1.36
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $       351,401           259,271
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,503
Mortality & expense charges                                                                         (3,992)
                                                                                           ---------------
Net investment income (loss)                                                                          (489)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,044
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                70,758
                                                                                           ---------------
Net gain (loss)                                                                                     86,802
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        86,313
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (489)  $               (695)
Net realized gain (loss)                                                      16,044                  1,835
Realized gain distributions                                                       --                    321
Net change in unrealized appreciation (depreciation)                          70,758                 43,704
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             86,313                 45,165
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      45,241                 44,129
Cost of units redeemed                                                       (89,427)               (63,169)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          (44,186)               (19,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,127                 26,125
Net assets, beginning                                                        309,274                283,149
                                                                --------------------   --------------------
Net assets, ending                                              $            351,401   $            309,274
                                                                ====================   ====================

Units sold                                                                    37,498                 45,000
Units redeemed                                                               (76,842)               (64,107)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,344)               (19,107)
Units outstanding, beginning                                                 298,615                317,722
                                                                --------------------   --------------------
Units outstanding, ending                                                    259,271                298,615
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            429,235
Cost of units redeemed/account charges                                                             (182,840)
Net investment income (loss)                                                                         (3,348)
Net realized gain (loss)                                                                             15,165
Realized gain distributions                                                                             321
Net change in unrealized appreciation (depreciation)                                                 92,868
                                                                                       --------------------
Net assets                                                                             $            351,401
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36               259   $           351              1.25%             30.9%
12/31/2012                        1.04               299               309              1.25%             16.2%
12/31/2011                        0.89               318               283              1.25%            -10.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             31.2%
12/31/2012                        1.04                 0                 0              1.00%             16.5%
12/31/2011                        0.89                 0                 0              1.00%            -10.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             31.5%
12/31/2012                        1.04                 0                 0              0.75%             16.8%
12/31/2011                        0.89                 0                 0              0.75%            -10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.50%             31.8%
12/31/2012                        1.05                 0                 0              0.50%             17.1%
12/31/2011                        0.90                 0                 0              0.50%            -10.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             32.2%
12/31/2012                        1.05                 0                 0              0.25%             17.4%
12/31/2011                        0.90                 0                 0              0.25%            -10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.00%             32.5%
12/31/2012                        1.06                 0                 0              0.00%             17.7%
12/31/2011                        0.90                 0                 0              0.00%            -10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO DIVERSIFIED DIVIDEND INVESTOR CLASS - 001413194

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,981,640   $     4,199,327           296,201
                                                                         ===============   ===============
Receivables: investments sold                                   30,082
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,011,722
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,011,722         3,697,834   $          1.36
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $     5,011,722         3,697,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        61,475
Mortality & expense charges                                                                        (46,763)
                                                                                           ---------------
Net investment income (loss)                                                                        14,712
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,673
Realized gain distributions                                                                         46,641
Net change in unrealized appreciation (depreciation)                                               726,676
                                                                                           ---------------
Net gain (loss)                                                                                    827,990
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       842,702
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,712   $              9,509
Net realized gain (loss)                                                      54,673                  8,526
Realized gain distributions                                                   46,641                 33,822
Net change in unrealized appreciation (depreciation)                         726,676                 58,464
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            842,702                110,321
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,476,803              2,418,891
Cost of units redeemed                                                      (552,703)              (326,052)
Account charges                                                                 (894)                   (79)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,923,206              2,092,760
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,765,908              2,203,081
Net assets, beginning                                                      2,245,814                 42,733
                                                                --------------------   --------------------
Net assets, ending                                              $          5,011,722   $          2,245,814
                                                                ====================   ====================

Units sold                                                                 2,050,535              2,379,851
Units redeemed                                                              (462,919)              (316,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,587,616              2,063,738
Units outstanding, beginning                                               2,110,218                 46,480
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,697,834              2,110,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,965,539
Cost of units redeemed/account charges                                                             (901,694)
Net investment income (loss)                                                                         24,380
Net realized gain (loss)                                                                             60,231
Realized gain distributions                                                                          80,953
Net change in unrealized appreciation (depreciation)                                                782,313
                                                                                       --------------------
Net assets                                                                             $          5,011,722
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36             3,698   $         5,012              1.25%             27.3%
12/31/2012                        1.06             2,110             2,246              1.25%             15.8%
12/31/2011                        0.92                46                43              1.25%             -8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             27.7%
12/31/2012                        1.07                 0                 0              1.00%             16.0%
12/31/2011                        0.92                 0                 0              1.00%             -7.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.50%             28.3%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             28.6%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.00%             28.9%
12/31/2012                        1.09                 0                 0              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.7%
                2012               1.2%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND R CLASS - 00143M679

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       540,556   $       524,665            22,733
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (179)
                                                       ---------------
Net assets                                             $       540,377
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       540,377           378,271   $          1.43
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $       540,377           378,271
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,268
Mortality & expense charges                                                                           (733)
                                                                                           ---------------
Net investment income (loss)                                                                           535
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                40
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,891
                                                                                           ---------------
Net gain (loss)                                                                                     15,931
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,466
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                535   $                 --
Net realized gain (loss)                                                          40                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,891                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,466                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     524,634                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                 (723)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          523,911                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      540,377                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            540,377   $                 --
                                                                ====================   ====================

Units sold                                                                   378,777                     --
Units redeemed                                                                  (506)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      378,271                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    378,271                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            524,634
Cost of units redeemed/account charges                                                                 (723)
Net investment income (loss)                                                                            535
Net realized gain (loss)                                                                                 40
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 15,891
                                                                                       --------------------
Net assets                                                                             $            540,377
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               378   $           540              1.25%             33.2%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             33.6%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             33.9%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             34.2%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.25%             34.6%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.00%             34.9%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     INVESCO ENERGY FUND A CLASS - 00142F204

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,952,111   $     3,397,427            87,048
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,591)
                                                       ---------------
Net assets                                             $     3,948,520
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,861,328         1,047,613   $          3.69
Band 100                                                        78,953            20,879              3.78
Band 75                                                             --                --              3.88
Band 50                                                             --                --              3.98
Band 25                                                             --                --              4.08
Band 0                                                           8,239             1,955              4.21
                                                       ---------------   ---------------
 Total                                                 $     3,948,520         1,070,447
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,329
Mortality & expense charges                                                                        (45,595)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,266)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            88,895
Realized gain distributions                                                                         18,150
Net change in unrealized appreciation (depreciation)                                               605,961
                                                                                           ---------------
Net gain (loss)                                                                                    713,006
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       684,740
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,266)  $            (40,651)
Net realized gain (loss)                                                      88,895                 43,436
Realized gain distributions                                                   18,150                     --
Net change in unrealized appreciation (depreciation)                         605,961               (103,548)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            684,740               (100,763)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     993,729                985,020
Cost of units redeemed                                                    (1,005,679)            (1,142,672)
Account charges                                                               (1,642)                (1,493)
                                                                --------------------   --------------------
Increase (decrease)                                                          (13,592)              (159,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                      671,148               (259,908)
Net assets, beginning                                                      3,277,372              3,537,280
                                                                --------------------   --------------------
Net assets, ending                                              $          3,948,520   $          3,277,372
                                                                ====================   ====================

Units sold                                                                   303,235                375,742
Units redeemed                                                              (303,439)              (429,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (204)               (54,219)
Units outstanding, beginning                                               1,070,651              1,124,870
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,070,447              1,070,651
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,243,345
Cost of units redeemed/account charges                                                           (6,508,260)
Net investment income (loss)                                                                       (204,143)
Net realized gain (loss)                                                                           (474,169)
Realized gain distributions                                                                         337,063
Net change in unrealized appreciation (depreciation)                                                554,684
                                                                                       --------------------
Net assets                                                                             $          3,948,520
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.69             1,048   $         3,861              1.25%             20.8%
12/31/2012                        3.05             1,029             3,141              1.25%             -2.6%
12/31/2011                        3.13             1,080             3,387              1.25%             -9.4%
12/31/2010                        3.46               936             3,238              1.25%             15.2%
12/31/2009                        3.00               834             2,505              1.25%             42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.78                21   $            79              1.00%             21.1%
12/31/2012                        3.12                20                62              1.00%             -2.4%
12/31/2011                        3.20                17                55              1.00%             -9.2%
12/31/2010                        3.52                19                67              1.00%             15.5%
12/31/2009                        3.05                21                64              1.00%             42.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.88                 0   $             0              0.75%             21.4%
12/31/2012                        3.20                 0                 0              0.75%             -2.2%
12/31/2011                        3.27                 0                 0              0.75%             -9.0%
12/31/2010                        3.59                 0                 0              0.75%             15.8%
12/31/2009                        3.10                 0                 0              0.75%             43.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.98                 0   $             0              0.50%             21.7%
12/31/2012                        3.27                 0                 0              0.50%             -1.9%
12/31/2011                        3.34                 0                 0              0.50%             -8.7%
12/31/2010                        3.65                 0                 0              0.50%             16.1%
12/31/2009                        3.15                 0                 0              0.50%             43.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.08                 0   $             0              0.25%             22.0%
12/31/2012                        3.35                 0                 0              0.25%             -1.7%
12/31/2011                        3.40                 0                 0              0.25%             -8.5%
12/31/2010                        3.72                 0                 0              0.25%             16.3%
12/31/2009                        3.20                 0                 0              0.25%             43.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.21                 2   $             8              0.00%             22.3%
12/31/2012                        3.45                22                75              0.00%             -1.4%
12/31/2011                        3.50                27                95              0.00%             -8.3%
12/31/2010                        3.81                27               101              0.00%             16.6%
12/31/2009                        3.27                21                67              0.00%             44.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.0%
                2011               0.0%
                2010               0.1%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       162,489   $       146,624             4,235
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (127)
                                                       ---------------
Net assets                                             $       162,362
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       162,362            74,943   $          2.17
Band 100                                                            --                --              2.22
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.34
Band 25                                                             --                --              2.40
Band 0                                                              --                --              2.48
                                                       ---------------   ---------------
 Total                                                 $       162,362            74,943
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,883)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,431
Realized gain distributions                                                                         12,936
Net change in unrealized appreciation (depreciation)                                                 8,317
                                                                                           ---------------
Net gain (loss)                                                                                     32,684
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        30,801
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,883)  $               (925)
Net realized gain (loss)                                                      11,431                  8,008
Realized gain distributions                                                   12,936                  5,024
Net change in unrealized appreciation (depreciation)                           8,317                 (2,979)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,801                  9,128
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      33,976                 65,356
Cost of units redeemed                                                       (64,315)               (52,765)
Account charges                                                                  (47)                   (62)
                                                                --------------------   --------------------
Increase (decrease)                                                          (30,386)                12,529
                                                                --------------------   --------------------
Net increase (decrease)                                                          415                 21,657
Net assets, beginning                                                        161,947                140,290
                                                                --------------------   --------------------
Net assets, ending                                              $            162,362   $            161,947
                                                                ====================   ====================

Units sold                                                                    18,115                 35,782
Units redeemed                                                               (35,209)               (30,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,094)                 4,948
Units outstanding, beginning                                                  92,037                 87,089
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,943                 92,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            571,152
Cost of units redeemed/account charges                                                             (498,850)
Net investment income (loss)                                                                         (9,461)
Net realized gain (loss)                                                                             65,696
Realized gain distributions                                                                          17,960
Net change in unrealized appreciation (depreciation)                                                 15,865
                                                                                       --------------------
Net assets                                                                             $            162,362
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                75   $           162              1.25%             23.1%
12/31/2012                        1.76                92               162              1.25%              9.2%
12/31/2011                        1.61                87               140              1.25%             -4.5%
12/31/2010                        1.69               119               200              1.25%             19.3%
12/31/2009                        1.41               106               150              1.25%             56.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              1.00%             23.4%
12/31/2012                        1.80                 0                 0              1.00%              9.5%
12/31/2011                        1.64                 0                 0              1.00%             -4.2%
12/31/2010                        1.72                 0                 0              1.00%             19.6%
12/31/2009                        1.44                 0                 0              1.00%             56.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 0   $             0              0.75%             23.7%
12/31/2012                        1.84                 0                 0              0.75%              9.8%
12/31/2011                        1.68                 0                 0              0.75%             -4.0%
12/31/2010                        1.75                 0                 0              0.75%             19.9%
12/31/2009                        1.46                 0                 0              0.75%             56.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34                 0   $             0              0.50%             24.0%
12/31/2012                        1.89                 0                 0              0.50%             10.1%
12/31/2011                        1.71                 0                 0              0.50%             -3.8%
12/31/2010                        1.78                 0                 0              0.50%             20.2%
12/31/2009                        1.48                 0                 0              0.50%             57.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40                 0   $             0              0.25%             24.4%
12/31/2012                        1.93                 0                 0              0.25%             10.3%
12/31/2011                        1.75                 0                 0              0.25%             -3.5%
12/31/2010                        1.81                 0                 0              0.25%             20.5%
12/31/2009                        1.50                 0                 0              0.25%             57.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.48                 0   $             0              0.00%             24.7%
12/31/2012                        1.99                 0                 0              0.00%             10.6%
12/31/2011                        1.80                 0                 0              0.00%             -3.3%
12/31/2010                        1.86                 0                 0              0.00%             20.8%
12/31/2009                        1.54                 0                 0              0.00%             58.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.8%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,514,175   $     1,338,659            37,730
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,019)
                                                       ---------------
Net assets                                             $     1,500,156
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,475,153           599,250   $          2.46
Band 100                                                        25,003             9,900              2.53
Band 75                                                             --                --              2.59
Band 50                                                             --                --              2.66
Band 25                                                             --                --              2.73
Band 0                                                              --                --              2.81
                                                       ---------------   ---------------
 Total                                                 $     1,500,156           609,150
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,028
Mortality & expense charges                                                                        (12,436)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,408)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            58,705
Realized gain distributions                                                                        119,415
Net change in unrealized appreciation (depreciation)                                               152,130
                                                                                           ---------------
Net gain (loss)                                                                                    330,250
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       319,842
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,408)  $             (4,233)
Net realized gain (loss)                                                      58,705                 26,742
Realized gain distributions                                                  119,415                 38,720
Net change in unrealized appreciation (depreciation)                         152,130                 29,804
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            319,842                 91,033
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     884,104                302,849
Cost of units redeemed                                                      (250,804)              (348,010)
Account charges                                                                 (115)                  (101)
                                                                --------------------   --------------------
Increase (decrease)                                                          633,185                (45,262)
                                                                --------------------   --------------------
Net increase (decrease)                                                      953,027                 45,771
Net assets, beginning                                                        547,129                501,358
                                                                --------------------   --------------------
Net assets, ending                                              $          1,500,156   $            547,129
                                                                ====================   ====================

Units sold                                                                   423,910                208,011
Units redeemed                                                              (127,412)              (236,995)
                                                                --------------------   --------------------
Net increase (decrease)                                                      296,498                (28,984)
Units outstanding, beginning                                                 312,652                341,636
                                                                --------------------   --------------------
Units outstanding, ending                                                    609,150                312,652
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          2,081,219
Cost of units redeemed/account charges                                                           (1,015,378)
Net investment income (loss)                                                                        (24,397)
Net realized gain (loss)                                                                            109,578
Realized gain distributions                                                                         173,618
Net change in unrealized appreciation (depreciation)                                                175,516
                                                                                       --------------------
Net assets                                                                             $          1,500,156
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.46               599   $         1,475              1.25%             40.8%
12/31/2012                        1.75               303               530              1.25%             19.3%
12/31/2011                        1.47               331               486              1.25%              2.9%
12/31/2010                        1.43               239               341              1.25%              3.4%
12/31/2009                        1.38               152               209              1.25%             25.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53                10   $            25              1.00%             41.1%
12/31/2012                        1.79                10                17              1.00%             19.6%
12/31/2011                        1.50                 9                14              1.00%              3.1%
12/31/2010                        1.45                 9                13              1.00%              3.6%
12/31/2009                        1.40                 9                13              1.00%             26.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.59                 0   $             0              0.75%             41.5%
12/31/2012                        1.83                 0                 0              0.75%             19.9%
12/31/2011                        1.53                 0                 0              0.75%              3.4%
12/31/2010                        1.48                 0                 0              0.75%              3.9%
12/31/2009                        1.42                 0                 0              0.75%             26.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66                 0   $             0              0.50%             41.8%
12/31/2012                        1.87                 0                 0              0.50%             20.2%
12/31/2011                        1.56                 0                 0              0.50%              3.6%
12/31/2010                        1.51                 0                 0              0.50%              4.1%
12/31/2009                        1.45                 0                 0              0.50%             26.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.73                 0   $             0              0.25%             42.2%
12/31/2012                        1.92                 0                 0              0.25%             20.5%
12/31/2011                        1.59                 0                 0              0.25%              3.9%
12/31/2010                        1.53                 0                 0              0.25%              4.4%
12/31/2009                        1.47                 0                 0              0.25%             27.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.81                 0   $             0              0.00%             42.5%
12/31/2012                        1.97                 0                 0              0.00%             20.8%
12/31/2011                        1.63                 1                 2              0.00%              4.1%
12/31/2010                        1.57                 1                 2              0.00%              4.7%
12/31/2009                        1.50                 1                 1              0.00%             27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               0.4%
                2011               0.6%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO DIVERSIFIED DIVIDEND A CLASS - 001413541

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,017,206   $     6,107,242           413,965
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,636)
                                                       ---------------
Net assets                                             $     7,012,570
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,624,679         4,148,920   $          1.36
Band 100                                                        16,620            12,177              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                       1,371,271           978,198              1.40
                                                       ---------------   ---------------
 Total                                                 $     7,012,570         5,139,295
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        80,832
Mortality & expense charges                                                                        (47,597)
                                                                                           ---------------
Net investment income (loss)                                                                        33,235
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,268
Realized gain distributions                                                                         65,906
Net change in unrealized appreciation (depreciation)                                               869,535
                                                                                           ---------------
Net gain (loss)                                                                                  1,024,709
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,057,944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             33,235   $             12,726
Net realized gain (loss)                                                      89,268                  4,246
Realized gain distributions                                                   65,906                 29,255
Net change in unrealized appreciation (depreciation)                         869,535                 54,898
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,057,944                101,125
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,917,000              2,541,986
Cost of units redeemed                                                    (1,150,110)              (734,546)
Account charges                                                               (4,052)                (1,970)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,762,838              1,805,470
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,820,782              1,906,595
Net assets, beginning                                                      2,191,788                285,193
                                                                --------------------   --------------------
Net assets, ending                                              $          7,012,570   $          2,191,788
                                                                ====================   ====================

Units sold                                                                 4,353,737              2,463,725
Units redeemed                                                            (1,256,043)              (732,189)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,097,694              1,731,536
Units outstanding, beginning                                               2,041,601                310,065
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,139,295              2,041,601
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          7,846,543
Cost of units redeemed/account charges                                                           (1,974,888)
Net investment income (loss)                                                                         46,965
Net realized gain (loss)                                                                             85,510
Realized gain distributions                                                                          98,476
Net change in unrealized appreciation (depreciation)                                                909,964
                                                                                       --------------------
Net assets                                                                             $          7,012,570
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36             4,149   $         5,625              1.25%             27.4%
12/31/2012                        1.06             1,165             1,240              1.25%             15.7%
12/31/2011                        0.92               280               258              1.25%             -8.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                12   $            17              1.00%             27.7%
12/31/2012                        1.07                32                34              1.00%             16.0%
12/31/2011                        0.92                30                27              1.00%             -7.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.50%             28.4%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             28.7%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40               978   $         1,371              0.00%             29.0%
12/31/2012                        1.09               844               917              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               1.7%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO AMERICAN FRANCHISE A CLASS - 00142J578

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       288,243   $       244,538            17,021
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (402)
                                                       ---------------
Net assets                                             $       287,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       287,841           224,004   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       287,841           224,004
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           259
Mortality & expense charges                                                                         (1,725)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,466)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,081
Realized gain distributions                                                                         11,161
Net change in unrealized appreciation (depreciation)                                                43,705
                                                                                           ---------------
Net gain (loss)                                                                                     61,947
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        60,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,466)  $                 --
Net realized gain (loss)                                                       7,081                     --
Realized gain distributions                                                   11,161                     --
Net change in unrealized appreciation (depreciation)                          43,705                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,481                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     300,296                     --
Cost of units redeemed                                                       (72,919)                    --
Account charges                                                                  (17)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          227,360                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      287,841                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            287,841   $                 --
                                                                ====================   ====================

Units sold                                                                   305,593                     --
Units redeemed                                                               (81,589)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      224,004                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    224,004                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            300,296
Cost of units redeemed/account charges                                                              (72,936)
Net investment income (loss)                                                                         (1,466)
Net realized gain (loss)                                                                              7,081
Realized gain distributions                                                                          11,161
Net change in unrealized appreciation (depreciation)                                                 43,705
                                                                                       --------------------
Net assets                                                                             $            287,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28               224   $           288              1.25%             28.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              1.00%             28.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             28.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.50%             29.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.25%             29.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.00%             29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       130,970   $       116,092             3,500
                                                                         ===============   ===============
Receivables: investments sold                                      131
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       131,101
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       131,101           110,687   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $       131,101           110,687
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (700)
                                                                                           ---------------
Net investment income (loss)                                                                          (700)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               707
Realized gain distributions                                                                          3,057
Net change in unrealized appreciation (depreciation)                                                14,878
                                                                                           ---------------
Net gain (loss)                                                                                     18,642
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,942
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (700)  $                 --
Net realized gain (loss)                                                         707                     --
Realized gain distributions                                                    3,057                     --
Net change in unrealized appreciation (depreciation)                          14,878                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,942                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     128,966                     --
Cost of units redeemed                                                       (15,774)                    --
Account charges                                                                  (33)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          113,159                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,101                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            131,101   $                 --
                                                                ====================   ====================

Units sold                                                                   129,777                     --
Units redeemed                                                               (19,090)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      110,687                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    110,687                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            128,966
Cost of units redeemed/account charges                                                              (15,807)
Net investment income (loss)                                                                           (700)
Net realized gain (loss)                                                                                707
Realized gain distributions                                                                           3,057
Net change in unrealized appreciation (depreciation)                                                 14,878
                                                                                       --------------------
Net assets                                                                             $            131,101
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               111   $           131              1.25%             18.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%             18.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%             18.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.50%             18.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%             19.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       116,673   $        88,508             8,085
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $       116,668
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       116,668            61,500   $          1.90
Band 100                                                            --                --              1.95
Band 75                                                             --                --              2.00
Band 50                                                             --                --              2.05
Band 25                                                             --                --              2.10
Band 0                                                              --                --              2.16
                                                       ---------------   ---------------
 Total                                                 $       116,668            61,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,106
Mortality & expense charges                                                                         (1,357)
                                                                                           ---------------
Net investment income (loss)                                                                           749
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,433
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,172
                                                                                           ---------------
Net gain (loss)                                                                                     25,605
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        26,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                749   $                792
Net realized gain (loss)                                                      10,433                  6,113
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,172                  4,647
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,354                 11,552
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,657                 14,454
Cost of units redeemed                                                       (37,061)               (75,599)
Account charges                                                                  (32)                   (56)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,436)               (61,201)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,918                (49,649)
Net assets, beginning                                                        100,750                150,399
                                                                --------------------   --------------------
Net assets, ending                                              $            116,668   $            100,750
                                                                ====================   ====================

Units sold                                                                    15,585                 10,288
Units redeemed                                                               (21,867)               (55,743)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,282)               (45,455)
Units outstanding, beginning                                                  67,782                113,237
                                                                --------------------   --------------------
Units outstanding, ending                                                     61,500                 67,782
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          4,595,354
Cost of units redeemed/account charges                                                           (4,979,634)
Net investment income (loss)                                                                        265,847
Net realized gain (loss)                                                                           (408,403)
Realized gain distributions                                                                         615,339
Net change in unrealized appreciation (depreciation)                                                 28,165
                                                                                       --------------------
Net assets                                                                             $            116,668
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                62   $           117              1.25%             27.6%
12/31/2012                        1.49                68               101              1.25%             11.9%
12/31/2011                        1.33               113               150              1.25%             -4.2%
12/31/2010                        1.39                95               131              1.25%             11.6%
12/31/2009                        1.24                96               119              1.25%             25.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                 0   $             0              1.00%             27.9%
12/31/2012                        1.52                 0                 0              1.00%             12.2%
12/31/2011                        1.36                 0                 0              1.00%             -3.9%
12/31/2010                        1.41                 0                 0              1.00%             11.9%
12/31/2009                        1.26                 0                 0              1.00%             26.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.75%             28.3%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.38                 0                 0              0.75%             -3.7%
12/31/2010                        1.44                 0                 0              0.75%             12.2%
12/31/2009                        1.28                 0                 0              0.75%             26.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.50%             28.6%
12/31/2012                        1.59                 0                 0              0.50%             12.8%
12/31/2011                        1.41                 0                 0              0.50%             -3.5%
12/31/2010                        1.46                 0                 0              0.50%             12.4%
12/31/2009                        1.30                 0                 0              0.50%             26.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.10                 0   $             0              0.25%             28.9%
12/31/2012                        1.63                 0                 0              0.25%             13.0%
12/31/2011                        1.44                 0                 0              0.25%             -3.2%
12/31/2010                        1.49                 0                 0              0.25%             12.7%
12/31/2009                        1.32                 0                 0              0.25%             27.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              0.00%             29.2%
12/31/2012                        1.67                 0                 0              0.00%             13.3%
12/31/2011                        1.47                 0                 0              0.00%             -3.0%
12/31/2010                        1.52                 0                 0              0.00%             13.0%
12/31/2009                        1.34                 0                 0              0.00%             27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,336,986   $     3,722,690           172,476
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (85,430)
                                                       ---------------
Net assets                                             $     4,251,556
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,007,947         2,050,918   $          1.95
Band 100                                                        18,496             9,225              2.00
Band 75                                                             --                --              2.06
Band 50                                                         56,432            26,740              2.11
Band 25                                                             --                --              2.17
Band 0                                                         168,681            75,895              2.22
                                                       ---------------   ---------------
 Total                                                 $     4,251,556         2,162,778
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (50,557)
                                                                                           ---------------
Net investment income (loss)                                                                       (50,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           306,343
Realized gain distributions                                                                        369,947
Net change in unrealized appreciation (depreciation)                                               468,000
                                                                                           ---------------
Net gain (loss)                                                                                  1,144,290
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,093,733
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (50,557)  $            (40,440)
Net realized gain (loss)                                                     306,343                 86,872
Realized gain distributions                                                  369,947                331,070
Net change in unrealized appreciation (depreciation)                         468,000                 (5,809)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,093,733                371,693
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     825,859                745,818
Cost of units redeemed                                                    (2,139,357)              (866,235)
Account charges                                                                 (622)                (1,191)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,314,120)              (121,608)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (220,387)               250,085
Net assets, beginning                                                      4,471,943              4,221,858
                                                                --------------------   --------------------
Net assets, ending                                              $          4,251,556   $          4,471,943
                                                                ====================   ====================

Units sold                                                                   470,736                632,327
Units redeemed                                                            (1,190,172)              (716,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (719,436)               (84,441)
Units outstanding, beginning                                               2,882,214              2,966,655
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,162,778              2,882,214
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          8,633,521
Cost of units redeemed/account charges                                                           (6,374,873)
Net investment income (loss)                                                                       (224,388)
Net realized gain (loss)                                                                            331,462

Realized gain distributions                                                                       1,271,538
Net change in unrealized appreciation (depreciation)                                                614,296
                                                                                       --------------------
Net assets                                                                             $          4,251,556
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95             2,051   $         4,008              1.25%             27.2%
12/31/2012                        1.54             2,609             4,007              1.25%              8.8%
12/31/2011                        1.41             2,712             3,829              1.25%             -7.7%
12/31/2010                        1.53             2,743             4,194              1.25%             10.8%
12/31/2009                        1.38             2,202             3,038              1.25%             28.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 9   $            18              1.00%             27.6%
12/31/2012                        1.57                28                44              1.00%              9.1%
12/31/2011                        1.44                28                41              1.00%             -7.4%
12/31/2010                        1.56                21                32              1.00%             11.1%
12/31/2009                        1.40                21                29              1.00%             28.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.75%             27.9%
12/31/2012                        1.61                 0                 0              0.75%              9.3%
12/31/2011                        1.47                 0                 0              0.75%             -7.2%
12/31/2010                        1.59                 0                 0              0.75%             11.4%
12/31/2009                        1.42                 0                 0              0.75%             28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                27   $            56              0.50%             28.2%
12/31/2012                        1.65                23                38              0.50%              9.6%
12/31/2011                        1.50                24                35              0.50%             -7.0%
12/31/2010                        1.61                12                20              0.50%             11.6%
12/31/2009                        1.45                 1                 1              0.50%             29.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.25%             28.5%
12/31/2012                        1.68                 0                 0              0.25%              9.9%
12/31/2011                        1.53                 0                 0              0.25%             -6.7%
12/31/2010                        1.64                 0                 0              0.25%             11.9%
12/31/2009                        1.47                 0                 0              0.25%             29.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                76   $           169              0.00%             28.8%
12/31/2012                        1.72               222               383              0.00%             10.2%
12/31/2011                        1.57               202               317              0.00%             -6.5%
12/31/2010                        1.67               134               224              0.00%             12.2%
12/31/2009                        1.49                93               138              0.00%             29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,629,147   $     2,244,691            68,090
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (32,859)
                                                       ---------------
Net assets                                             $     2,596,288
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,284,447           988,520   $          2.31
Band 100                                                        12,625             5,325              2.37
Band 75                                                             --                --              2.43
Band 50                                                             --                --              2.50
Band 25                                                             --                --              2.56
Band 0                                                         299,216           113,845              2.63
                                                       ---------------   ---------------
 Total                                                 $     2,596,288         1,107,690
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (21,565)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,565)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           134,962
Realized gain distributions                                                                        140,612
Net change in unrealized appreciation (depreciation)                                               392,211
                                                                                           ---------------
Net gain (loss)                                                                                    667,785
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       646,220
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,565)  $            (16,625)
Net realized gain (loss)                                                     134,962                 21,008
Realized gain distributions                                                  140,612                171,014
Net change in unrealized appreciation (depreciation)                         392,211                 20,205
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            646,220                195,602
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,434,144              1,706,334
Cost of units redeemed                                                    (1,394,215)              (712,902)
Account charges                                                               (4,559)                (4,941)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,370                988,491
                                                                --------------------   --------------------
Net increase (decrease)                                                      681,590              1,184,093
Net assets, beginning                                                      1,914,698                730,605
                                                                --------------------   --------------------
Net assets, ending                                              $          2,596,288   $          1,914,698
                                                                ====================   ====================

Units sold                                                                   746,529              1,060,830
Units redeemed                                                              (759,265)              (447,490)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,736)               613,340
Units outstanding, beginning                                               1,120,426                507,086
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,107,690              1,120,426
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          5,368,328
Cost of units redeemed/account charges                                                           (3,601,452)
Net investment income (loss)                                                                        (62,845)
Net realized gain (loss)                                                                            133,736
Realized gain distributions                                                                         374,065
Net change in unrealized appreciation (depreciation)                                                384,456
                                                                                       --------------------
Net assets                                                                             $          2,596,288
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.31               989   $         2,284              1.25%             37.8%
12/31/2012                        1.68               946             1,587              1.25%             16.6%
12/31/2011                        1.44               499               718              1.25%             -2.7%
12/31/2010                        1.48               354               523              1.25%             24.4%
12/31/2009                        1.19               272               323              1.25%             32.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.37                 5   $            13              1.00%             38.2%
12/31/2012                        1.72                 0                 0              1.00%             16.9%
12/31/2011                        1.47                 0                 0              1.00%             -2.5%
12/31/2010                        1.51                 0                 0              1.00%             24.7%
12/31/2009                        1.21                 0                 0              1.00%             32.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.43                 0   $             0              0.75%             38.5%
12/31/2012                        1.76                 0                 0              0.75%             17.2%
12/31/2011                        1.50                 0                 0              0.75%             -2.3%
12/31/2010                        1.53                 0                 0              0.75%             25.0%
12/31/2009                        1.23                 0                 0              0.75%             33.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.50                 0   $             0              0.50%             38.9%
12/31/2012                        1.80                 0                 0              0.50%             17.5%
12/31/2011                        1.53                 0                 0              0.50%             -2.0%
12/31/2010                        1.56                 0                 0              0.50%             25.4%
12/31/2009                        1.25                 0                 0              0.50%             33.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.56                 0   $             0              0.25%             39.2%
12/31/2012                        1.84                 0                 0              0.25%             17.8%
12/31/2011                        1.56                 0                 0              0.25%             -1.8%
12/31/2010                        1.59                 0                 0              0.25%             25.7%
12/31/2009                        1.27                 0                 0              0.25%             33.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63               114   $           299              0.00%             39.6%
12/31/2012                        1.88               174               328              0.00%             18.1%
12/31/2011                        1.60                 8                13              0.00%             -1.5%
12/31/2010                        1.62                 1                 1              0.00%             26.0%
12/31/2009                        1.29                 0                 0              0.00%             34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       253,154   $       197,890            19,381
                                                                         ===============   ===============
Receivables: investments sold                                   30,404
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       283,558
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       283,558           266,003   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       283,558           266,003
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,203
Mortality & expense charges                                                                         (3,049)
                                                                                           ---------------
Net investment income (loss)                                                                         2,154
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,471
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                35,365
                                                                                           ---------------
Net gain (loss)                                                                                     58,836
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        60,990
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,154   $              3,556
Net realized gain (loss)                                                      23,471                  9,252
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          35,365                 14,020
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,990                 26,828
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      90,126                 12,856
Cost of units redeemed                                                       (87,205)               (56,437)
Account charges                                                                  (15)                   (36)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,906                (43,617)
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,896                (16,789)
Net assets, beginning                                                        219,662                236,451
                                                                --------------------   --------------------
Net assets, ending                                              $            283,558   $            219,662
                                                                ====================   ====================

Units sold                                                                    89,998                 85,121
Units redeemed                                                               (88,541)              (141,046)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,457                (55,925)
Units outstanding, beginning                                                 264,546                320,471
                                                                --------------------   --------------------
Units outstanding, ending                                                    266,003                264,546
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          3,795,323
Cost of units redeemed/account charges                                                           (2,427,698)
Net investment income (loss)                                                                         10,741
Net realized gain (loss)                                                                         (1,291,181)
Realized gain distributions                                                                         141,109
Net change in unrealized appreciation (depreciation)                                                 55,264
                                                                                       --------------------
Net assets                                                                             $            283,558
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07               266   $           284              1.25%             28.4%
12/31/2012                        0.83               265               220              1.25%             12.5%
12/31/2011                        0.74               320               236              1.25%             -3.6%
12/31/2010                        0.77               365               280              1.25%             12.3%
12/31/2009                        0.68             2,436             1,660              1.25%             26.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%             28.7%
12/31/2012                        0.84                 0                 0              1.00%             12.8%
12/31/2011                        0.75                 0                 0              1.00%             -3.4%
12/31/2010                        0.77                 0                 0              1.00%             12.6%
12/31/2009                        0.69                 0                 0              1.00%             27.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%             29.0%
12/31/2012                        0.85                 0                 0              0.75%             13.1%
12/31/2011                        0.76                 0                 0              0.75%             -3.2%
12/31/2010                        0.78                 0                 0              0.75%             12.9%
12/31/2009                        0.69                 0                 0              0.75%             27.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%             29.3%
12/31/2012                        0.87                 0                 0              0.50%             13.4%
12/31/2011                        0.76                 0                 0              0.50%             -2.9%
12/31/2010                        0.79                 0                 0              0.50%             13.2%
12/31/2009                        0.70                 0                 0              0.50%             27.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             29.7%
12/31/2012                        0.88                 0                 0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -2.7%
12/31/2010                        0.79                 0                 0              0.25%             13.5%
12/31/2009                        0.70                 0                 0              0.25%             28.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%             30.0%
12/31/2012                        0.89                 0                 0              0.00%             14.0%
12/31/2011                        0.78                 0                 0              0.00%             -2.4%
12/31/2010                        0.80                 0                 0              0.00%             13.8%
12/31/2009                        0.70                 0                 0              0.00%             28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               2.9%
                2011               1.9%
                2010               0.6%
                2009               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO VALUE OPPORTUNITIES R CLASS - 00142F139

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       157,305   $       119,800            11,294
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (81)
                                                       ---------------
Net assets                                             $       157,224
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,224           113,518   $          1.39
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $       157,224           113,518
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,240
Mortality & expense charges                                                                         (1,658)
                                                                                           ---------------
Net investment income (loss)                                                                          (418)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,636
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                29,997
                                                                                           ---------------
Net gain (loss)                                                                                     35,633
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        35,215
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (418)  $               (457)
Net realized gain (loss)                                                       5,636                    259
Realized gain distributions                                                       --                    112
Net change in unrealized appreciation (depreciation)                          29,997                 13,366
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,215                 13,280
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,452                 27,811
Cost of units redeemed                                                       (27,262)                (6,809)
Account charges                                                                  (17)                   (28)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,173                 20,974
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,388                 34,254
Net assets, beginning                                                        112,836                 78,582
                                                                --------------------   --------------------
Net assets, ending                                              $            157,224   $            112,836
                                                                ====================   ====================

Units sold                                                                    29,877                 27,265
Units redeemed                                                               (22,690)                (6,798)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,187                 20,467
Units outstanding, beginning                                                 106,331                 85,864
                                                                --------------------   --------------------
Units outstanding, ending                                                    113,518                106,331
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            156,343
Cost of units redeemed/account charges                                                              (40,981)
Net investment income (loss)                                                                         (1,448)
Net realized gain (loss)                                                                              5,693
Realized gain distributions                                                                             112
Net change in unrealized appreciation (depreciation)                                                 37,505
                                                                                       --------------------
Net assets                                                                             $            157,224
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39               114   $           157              1.25%             30.5%
12/31/2012                        1.06               106               113              1.25%             16.0%
12/31/2011                        0.92                86                79              1.25%             -8.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             30.8%
12/31/2012                        1.07                 0                 0              1.00%             16.2%
12/31/2011                        0.92                 0                 0              1.00%             -8.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%             16.5%
12/31/2011                        0.92                 0                 0              0.75%             -8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%             16.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             31.8%
12/31/2012                        1.08                 0                 0              0.25%             17.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             32.2%
12/31/2012                        1.08                 0                 0              0.00%             17.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       900,387   $       793,629            26,888
                                                                         ===============   ===============
Receivables: investments sold                                      648
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       901,035
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       858,620           675,021   $          1.27
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.37
Band 0                                                          42,415            30,480              1.39
                                                       ---------------   ---------------
 Total                                                 $       901,035           705,501
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,795
Mortality & expense charges                                                                         (8,723)
                                                                                           ---------------
Net investment income (loss)                                                                          (928)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            55,163
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                69,825
                                                                                           ---------------
Net gain (loss)                                                                                    124,988
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       124,060
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (928)  $              1,996
Net realized gain (loss)                                                      55,163                  7,859
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          69,825                 36,950
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            124,060                 46,805
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     334,330                998,211
Cost of units redeemed                                                      (319,196)              (546,520)
Account charges                                                                 (883)                  (279)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,251                451,412
                                                                --------------------   --------------------
Net increase (decrease)                                                      138,311                498,217
Net assets, beginning                                                        762,724                264,507
                                                                --------------------   --------------------
Net assets, ending                                              $            901,035   $            762,724
                                                                ====================   ====================

Units sold                                                                   361,850              1,058,304
Units redeemed                                                              (355,323)              (633,581)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,527                424,723
Units outstanding, beginning                                                 698,974                274,251
                                                                --------------------   --------------------
Units outstanding, ending                                                    705,501                698,974
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,793,505
Cost of units redeemed/account charges                                                           (1,073,618)
Net investment income (loss)                                                                            736
Net realized gain (loss)                                                                             73,654
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                106,758
                                                                                       --------------------
Net assets                                                                             $            901,035
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27               675   $           859              1.25%             16.9%
12/31/2012                        1.09               672               731              1.25%             13.4%
12/31/2011                        0.96               252               241              1.25%             -8.4%
12/31/2010                        1.05               221               231              1.25%             10.7%
12/31/2009                        0.95                87                82              1.25%             32.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.00%             17.2%
12/31/2012                        1.10                 0                 0              1.00%             13.7%
12/31/2011                        0.97                 0                 0              1.00%             -8.2%
12/31/2010                        1.06                 0                 0              1.00%             11.0%
12/31/2009                        0.95                 0                 0              1.00%             33.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.75%             17.5%
12/31/2012                        1.12                 0                 0              0.75%             14.0%
12/31/2011                        0.98                 0                 0              0.75%             -7.9%
12/31/2010                        1.07                 0                 0              0.75%             11.3%
12/31/2009                        0.96                 0                 0              0.75%             33.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             17.8%
12/31/2012                        1.14                 0                 0              0.50%             14.3%
12/31/2011                        1.00                 0                 0              0.50%             -7.7%
12/31/2010                        1.08                 0                 0              0.50%             11.6%
12/31/2009                        0.97                 0                 0              0.50%             33.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             18.1%
12/31/2012                        1.16                 0                 0              0.25%             14.6%
12/31/2011                        1.01                 0                 0              0.25%             -7.5%
12/31/2010                        1.09                 0                 0              0.25%             11.8%
12/31/2009                        0.98                 0                 0              0.25%             34.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                30   $            42              0.00%             18.4%
12/31/2012                        1.18                27                32              0.00%             14.8%
12/31/2011                        1.02                23                23              0.00%             -7.2%
12/31/2010                        1.10                17                19              0.00%             12.1%
12/31/2009                        0.98                 0                 0              0.00%             34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.2%
                2011               1.0%
                2010               1.1%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        30,967   $        25,765               843
                                                                         ===============   ===============
Receivables: investments sold                                      157
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        31,124
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        23,507            17,636   $          1.33
Band 100                                                         7,617             5,690              1.34
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $        31,124            23,326
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (222)
                                                                                           ---------------
Net investment income (loss)                                                                          (222)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                37
Realized gain distributions                                                                            732
Net change in unrealized appreciation (depreciation)                                                 4,875
                                                                                           ---------------
Net gain (loss)                                                                                      5,644
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,422
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (222)  $                (24)
Net realized gain (loss)                                                          37                      1
Realized gain distributions                                                      732                     --
Net change in unrealized appreciation (depreciation)                           4,875                    327
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,422                    304
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,996                  4,402
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           20,996                  4,402
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,418                  4,706
Net assets, beginning                                                          4,706                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             31,124   $              4,706
                                                                ====================   ====================

Units sold                                                                    18,569                  4,757
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,569                  4,757
Units outstanding, beginning                                                   4,757                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,326                  4,757
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             25,398
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                           (246)
Net realized gain (loss)                                                                                 38
Realized gain distributions                                                                             732
Net change in unrealized appreciation (depreciation)                                                  5,202
                                                                                       --------------------
Net assets                                                                             $             31,124
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                18   $            24              1.25%             35.0%
12/31/2012                        0.99                 0                 0              1.25%             -1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 6   $             8              1.00%             35.3%
12/31/2012                        0.99                 5                 5              1.00%             -1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             35.7%
12/31/2012                        0.99                 0                 0              0.75%             -0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             36.0%
12/31/2012                        0.99                 0                 0              0.50%             -0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             36.3%
12/31/2012                        0.99                 0                 0              0.25%             -0.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             36.7%
12/31/2012                        1.00                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               IVY ASSET STRATEGY Y CLASS - 466000726 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.25%             19.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%             20.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             20.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             20.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.25%             20.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 IVY HIGH INCOME Y CLASS - 466000635 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.25%              6.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        IVY BALANCED Y CLASS - 465898583

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,153   $        22,012               957
                                                                         ===============   ===============
Receivables: investments sold                                       10
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        23,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        23,163            20,422   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $        23,163            20,422
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            55
Mortality & expense charges                                                                            (62)
                                                                                           ---------------
Net investment income (loss)                                                                            (7)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                            485
Net change in unrealized appreciation (depreciation)                                                 1,141
                                                                                           ---------------
Net gain (loss)                                                                                      1,628
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,621
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (7)  $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                      485                     --
Net change in unrealized appreciation (depreciation)                           1,141                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,621                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      21,542                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           21,542                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,163                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             23,163   $                 --
                                                                ====================   ====================

Units sold                                                                    20,422                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,422                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,422                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             21,542
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             (7)
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                             485
Net change in unrealized appreciation (depreciation)                                                  1,141
                                                                                       --------------------
Net assets                                                                             $             23,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                20   $            23              1.25%             13.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%             13.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.75%             13.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%             13.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             14.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%             14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               IVY ASSET STRATEGY R CLASS - 466000114 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.25%             19.7%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%             19.9%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             20.0%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             20.2%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%             20.3%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       IVY HIGH INCOME R CLASS - 465899490

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        93,985   $        93,629            11,024
                                                                         ===============   ===============
Receivables: investments sold                                    1,268
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        95,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        95,253            90,481   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $        95,253            90,481
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,003
Mortality & expense charges                                                                           (389)
                                                                                           ---------------
Net investment income (loss)                                                                         1,614
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 9
Realized gain distributions                                                                          1,407
Net change in unrealized appreciation (depreciation)                                                   356
                                                                                           ---------------
Net gain (loss)                                                                                      1,772
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,386
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,614   $                 --
Net realized gain (loss)                                                           9                     --
Realized gain distributions                                                    1,407                     --
Net change in unrealized appreciation (depreciation)                             356                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,386                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      92,280                     --
Cost of units redeemed                                                          (407)                    --
Account charges                                                                   (6)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           91,867                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       95,253                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             95,253   $                 --
                                                                ====================   ====================

Units sold                                                                    90,934                     --
Units redeemed                                                                  (453)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       90,481                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     90,481                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             92,280
Cost of units redeemed/account charges                                                                 (413)
Net investment income (loss)                                                                          1,614
Net realized gain (loss)                                                                                  9
Realized gain distributions                                                                           1,407
Net change in unrealized appreciation (depreciation)                                                    356
                                                                                       --------------------
Net assets                                                                             $             95,253
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                90   $            95              1.25%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%              5.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.25%              5.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        IVY BALANCED R CLASS - 465899375

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,816   $        64,275             2,638
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (39)
                                                       ---------------
Net assets                                             $        63,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        63,777            56,353   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $        63,777            56,353
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            72
Mortality & expense charges                                                                            (72)
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                          1,326
Net change in unrealized appreciation (depreciation)                                                  (459)
                                                                                           ---------------
Net gain (loss)                                                                                        867
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           867
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                    1,326                     --
Net change in unrealized appreciation (depreciation)                            (459)                    --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                867                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      63,013                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                 (103)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           62,910                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,777                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             63,777   $                 --
                                                                ====================   ====================

Units sold                                                                    56,444                     --
Units redeemed                                                                   (91)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,353                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,353                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             63,013
Cost of units redeemed/account charges                                                                 (103)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                           1,326
Net change in unrealized appreciation (depreciation)                                                   (459)
                                                                                       --------------------
Net assets                                                                             $             63,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                56   $            64              1.25%             13.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%             13.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%             13.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%             13.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             13.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    JANUS ASPEN BALANCED S CLASS - 471021691

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,500,087   $     2,389,756            78,885
                                                                         ===============   ===============
Receivables: investments sold                                    2,154
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,502,241
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,502,241         1,864,519   $          1.34
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $     2,502,241         1,864,519
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        38,986
Mortality & expense charges                                                                        (17,888)
                                                                                           ---------------
Net investment income (loss)                                                                        21,098
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,221
Realized gain distributions                                                                         85,768
Net change in unrealized appreciation (depreciation)                                               115,024
                                                                                           ---------------
Net gain (loss)                                                                                    203,013
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       224,111
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,098   $              3,033
Net realized gain (loss)                                                       2,221                    (66)
Realized gain distributions                                                   85,768                 11,923
Net change in unrealized appreciation (depreciation)                         115,024                 (4,941)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            224,111                  9,949
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,069,792                284,327
Cost of units redeemed                                                       (80,907)                (8,575)
Account charges                                                                  (75)                   (50)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,988,810                275,702
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,212,921                285,651
Net assets, beginning                                                        289,320                  3,669
                                                                --------------------   --------------------
Net assets, ending                                              $          2,502,241   $            289,320
                                                                ====================   ====================

Units sold                                                                 1,697,538                259,343
Units redeemed                                                               (88,087)                (7,897)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,609,451                251,446
Units outstanding, beginning                                                 255,068                  3,622
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,864,519                255,068
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          2,361,067
Cost of units redeemed/account charges                                                              (93,158)
Net investment income (loss)                                                                         24,155
Net realized gain (loss)                                                                              2,155
Realized gain distributions                                                                          97,691
Net change in unrealized appreciation (depreciation)                                                110,331
                                                                                       --------------------
Net assets                                                                             $          2,502,241
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             1,865   $         2,502              1.25%             18.3%
12/31/2012                        1.13               255               289              1.25%             12.0%
12/31/2011                        1.01                 4                 4              1.25%              0.1%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.35                 0   $             0              1.00%             18.6%
12/31/2012                        1.14                 0                 0              1.00%             12.2%
12/31/2011                        1.02                 0                 0              1.00%              0.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             18.9%
12/31/2012                        1.15                 0                 0              0.75%             12.5%
12/31/2011                        1.02                 0                 0              0.75%              0.6%
12/31/2010                        1.01                 0                 0              0.75%              1.3%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             19.2%
12/31/2012                        1.15                 0                 0              0.50%             12.8%
12/31/2011                        1.02                 0                 0              0.50%              0.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             19.5%
12/31/2012                        1.16                 0                 0              0.25%             13.1%
12/31/2011                        1.03                 0                 0              0.25%              1.1%
12/31/2010                        1.01                 0                 0              0.25%              1.4%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.00%             19.8%
12/31/2012                        1.17                 0                 0              0.00%             13.4%
12/31/2011                        1.03                 0                 0              0.00%              1.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               3.5%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO S CLASS - 471021451

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       753,501   $       648,016            39,034
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,623)
                                                       ---------------
Net assets                                             $       740,878
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       740,878           488,417   $          1.52
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $       740,878           488,417
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,664
Mortality & expense charges                                                                        (12,812)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,148)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           234,095
Realized gain distributions                                                                         15,745
Net change in unrealized appreciation (depreciation)                                                15,336
                                                                                           ---------------
Net gain (loss)                                                                                    265,176
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       261,028
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,148)  $             (3,270)
Net realized gain (loss)                                                     234,095                 16,366
Realized gain distributions                                                   15,745                 88,364
Net change in unrealized appreciation (depreciation)                          15,336                 25,951

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            261,028                127,411
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     439,812                326,204
Cost of units redeemed                                                    (1,479,453)              (218,879)
Account charges                                                                 (376)                   (57)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,040,017)               107,268
                                                                --------------------   --------------------
Net increase (decrease)                                                     (778,989)               234,679
Net assets, beginning                                                      1,519,867              1,285,188
                                                                --------------------   --------------------
Net assets, ending                                              $            740,878   $          1,519,867
                                                                ====================   ====================

Units sold                                                                   324,971                289,525
Units redeemed                                                            (1,070,128)              (197,611)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (745,157)                91,914
Units outstanding, beginning                                               1,233,574              1,141,660
                                                                --------------------   --------------------
Units outstanding, ending                                                    488,417              1,233,574
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          6,357,431
Cost of units redeemed/account charges                                                           (6,352,228)
Net investment income (loss)                                                                        (50,398)
Net realized gain (loss)                                                                            557,640
Realized gain distributions                                                                         122,948
Net change in unrealized appreciation (depreciation)                                                105,485
                                                                                       --------------------
Net assets                                                                             $            740,878
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52               488   $           741              1.25%             24.2%
12/31/2012                        1.22             1,093             1,334              1.25%              9.4%
12/31/2011                        1.12               991             1,106              1.25%             -4.2%
12/31/2010                        1.16               953             1,110              1.25%             13.9%
12/31/2009                        1.02             4,156             4,248              1.25%             31.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              1.00%             24.6%
12/31/2012                        1.24                 0                 0              1.00%              9.7%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.18                 0                 0              1.00%             14.2%
12/31/2009                        1.03                 0                 0              1.00%             31.6%
                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             24.9%
12/31/2012                        1.26                 0                 0              0.75%             10.0%
12/31/2011                        1.15                 0                 0              0.75%             -3.7%
12/31/2010                        1.19                 0                 0              0.75%             14.5%
12/31/2009                        1.04                 0                 0              0.75%             31.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.50%             25.2%
12/31/2012                        1.28                 0                 0              0.50%             10.2%
12/31/2011                        1.16                 0                 0              0.50%             -3.5%
12/31/2010                        1.20                 0                 0              0.50%             14.8%
12/31/2009                        1.05                 0                 0              0.50%             32.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             25.5%
12/31/2012                        1.30                 0                 0              0.25%             10.5%
12/31/2011                        1.18                 0                 0              0.25%             -3.2%
12/31/2010                        1.21                 0                 0              0.25%             15.1%
12/31/2009                        1.06                 0                 0              0.25%             32.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.00%             25.8%
12/31/2012                        1.32               141               186              0.00%             10.8%
12/31/2011                        1.19               151               179              0.00%             -3.0%
12/31/2010                        1.23                56                69              0.00%             15.4%
12/31/2009                        1.06                 0                 0              0.00%             32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               0.9%
                2011               0.6%
                2010               0.3%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,782,442   $     9,873,704           353,523
                                                                         ===============   ===============
Receivables: investments sold                                    1,444
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,783,886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,783,886         6,830,773   $          2.02
Band 100                                                            --                --              2.07
Band 75                                                             --                --              2.12
Band 50                                                             --                --              2.18
Band 25                                                             --                --              2.24
Band 0                                                              --                --              2.49
                                                       ---------------   ---------------
 Total                                                 $    13,783,886         6,830,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       155,480
Mortality & expense charges                                                                       (160,107)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,627)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           367,497
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,689,436
                                                                                           ---------------
Net gain (loss)                                                                                  3,056,933
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,052,306
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,627)  $            (48,852)
Net realized gain (loss)                                                     367,497                 78,419
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,689,436              2,105,274
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,052,306              2,134,841
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     724,424                573,502
Cost of units redeemed                                                    (2,163,099)            (2,902,389)
Account charges                                                               (4,261)                (4,583)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,442,936)            (2,333,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,609,370               (198,629)
Net assets, beginning                                                     12,174,516             12,373,145
                                                                --------------------   --------------------
Net assets, ending                                              $         13,783,886   $         12,174,516
                                                                ====================   ====================

Units sold                                                                   436,818                507,640
Units redeemed                                                            (1,258,113)            (2,077,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (821,295)            (1,570,198)
Units outstanding, beginning                                               7,652,068              9,222,266
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,830,773              7,652,068
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $        257,352,536
Cost of units redeemed/account charges                                                         (237,292,051)
Net investment income (loss)                                                                      3,161,165
Net realized gain (loss)                                                                        (13,555,578)
Realized gain distributions                                                                         209,076
Net change in unrealized appreciation (depreciation)                                              3,908,738
                                                                                       --------------------
Net assets                                                                             $         13,783,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02             6,831   $        13,784              1.25%             26.8%
12/31/2012                        1.59             7,652            12,175              1.25%             18.6%
12/31/2011                        1.34             9,222            12,373              1.25%            -14.8%
12/31/2010                        1.57            10,241            16,128              1.25%             14.4%
12/31/2009                        1.38            11,552            15,903              1.25%             36.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.07                 0   $             0              1.00%             27.1%
12/31/2012                        1.63                 0                 0              1.00%             18.9%
12/31/2011                        1.37                 0                 0              1.00%            -14.6%
12/31/2010                        1.60                 0                 0              1.00%             14.7%
12/31/2009                        1.40                 0                 0              1.00%             36.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12                 0   $             0              0.75%             27.5%
12/31/2012                        1.67                 0                 0              0.75%             19.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.4%
12/31/2010                        1.63                 0                 0              0.75%             15.0%
12/31/2009                        1.42                 0                 0              0.75%             36.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              0.50%             27.8%
12/31/2012                        1.71                 0                 0              0.50%             19.5%
12/31/2011                        1.43                 0                 0              0.50%            -14.2%
12/31/2010                        1.66                 0                 0              0.50%             15.3%
12/31/2009                        1.44                 0                 0              0.50%             37.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24                 0   $             0              0.25%             28.1%
12/31/2012                        1.75                 0                 0              0.25%             19.8%
12/31/2011                        1.46                 0                 0              0.25%            -14.0%
12/31/2010                        1.69                 0                 0              0.25%             15.5%
12/31/2009                        1.47                 0                 0              0.25%             37.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.49                 0   $             0              0.00%             28.4%
12/31/2012                        1.94                 0                 0              0.00%             20.1%
12/31/2011                        1.62                 0                 0              0.00%            -13.7%
12/31/2010                        1.87                 0                 0              0.00%             15.8%
12/31/2009                        1.62                 0                 0              0.00%             37.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               0.8%
                2011               0.6%
                2010               0.6%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,219,658   $    37,538,540         3,135,028
                                                                         ===============   ===============
Receivables: investments sold                                  836,382
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    37,056,040
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    37,056,040        15,770,561   $          2.35
Band 100                                                            --                --              2.41
Band 75                                                             --                --              2.47
Band 50                                                             --                --              2.54
Band 25                                                             --                --              2.60
Band 0                                                              --                --              2.90
                                                       ---------------   ---------------
 Total                                                 $    37,056,040        15,770,561
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,604,233
Mortality & expense charges                                                                       (490,287)
                                                                                           ---------------
Net investment income (loss)                                                                     1,113,946
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,832
Realized gain distributions                                                                        758,452
Net change in unrealized appreciation (depreciation)                                            (2,462,386)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,686,102)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (572,156)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,113,946   $            959,093
Net realized gain (loss)                                                      17,832                259,839
Realized gain distributions                                                  758,452                522,875
Net change in unrealized appreciation (depreciation)                      (2,462,386)               580,784

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (572,156)             2,322,591
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,963,030             15,148,831
Cost of units redeemed                                                   (14,136,723)           (10,433,543)
Account charges                                                               (5,485)                (4,654)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,179,178)             4,710,634
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,751,334)             7,033,225
Net assets, beginning                                                     39,807,374             32,774,149
                                                                --------------------   --------------------
Net assets, ending                                              $         37,056,040   $         39,807,374
                                                                ====================   ====================

Units sold                                                                 5,212,161              6,675,748
Units redeemed                                                            (6,149,893)            (4,685,139)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (937,732)             1,990,609
Units outstanding, beginning                                              16,708,293             14,717,684
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,770,561             16,708,293
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $        115,802,520
Cost of units redeemed/account charges                                                          (91,114,273)
Net investment income (loss)                                                                     10,039,135
Net realized gain (loss)                                                                            301,425
Realized gain distributions                                                                       3,346,115
Net change in unrealized appreciation (depreciation)                                             (1,318,882)
                                                                                       --------------------
Net assets                                                                             $         37,056,040
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35            15,771   $        37,056              1.25%             -1.4%
12/31/2012                        2.38            16,708            39,807              1.25%              7.0%
12/31/2011                        2.23            14,718            32,774              1.25%              5.4%
12/31/2010                        2.11            11,751            24,822              1.25%              6.6%
12/31/2009                        1.98            11,186            22,159              1.25%             11.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41                 0   $             0              1.00%             -1.1%
12/31/2012                        2.44                 0                 0              1.00%              7.3%
12/31/2011                        2.27                 0                 0              1.00%              5.7%
12/31/2010                        2.15                 0                 0              1.00%              6.9%
12/31/2009                        2.01                 0                 0              1.00%             12.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47                 0   $             0              0.75%             -0.9%
12/31/2012                        2.50                 0                 0              0.75%              7.5%
12/31/2011                        2.32                 0                 0              0.75%              5.9%
12/31/2010                        2.19                 0                 0              0.75%              7.2%
12/31/2009                        2.04                 0                 0              0.75%             12.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          2.54                 0   $             0              0.50%             -0.6%
12/31/2012                        2.55                 0                 0              0.50%              7.8%
12/31/2011                        2.37                 0                 0              0.50%              6.2%
12/31/2010                        2.23                 0                 0              0.50%              7.4%
12/31/2009                        2.08                 0                 0              0.50%             12.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.60                 0   $             0              0.25%             -0.4%
12/31/2012                        2.61                 0                 0              0.25%              8.1%
12/31/2011                        2.42                 0                 0              0.25%              6.5%
12/31/2010                        2.27                 0                 0              0.25%              7.7%
12/31/2009                        2.11                 0                 0              0.25%             12.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.90                 0   $             0              0.00%             -0.1%
12/31/2012                        2.90                 0                 0              0.00%              8.3%
12/31/2011                        2.68                 0                 0              0.00%              6.7%
12/31/2010                        2.51                 0                 0              0.00%              8.0%
12/31/2009                        2.33                 0                 0              0.00%             13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.2%
                2012               3.9%
                2011               7.1%
                2010               6.3%
                2009               4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND R CLASS - 47103A641

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,394,325   $     2,902,379            85,560
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,683)
                                                       ---------------
Net assets                                             $     3,385,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,342,259         1,747,599   $          1.91
Band 100                                                        34,727            17,771              1.95
Band 75                                                             --                --              2.00
Band 50                                                             --                --              2.04
Band 25                                                             --                --              2.08
Band 0                                                           8,656             4,064              2.13
                                                       ---------------   ---------------
 Total                                                 $     3,385,642         1,769,434
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        15,463
Mortality & expense charges                                                                        (39,601)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,138)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           206,767
Realized gain distributions                                                                        602,916
Net change in unrealized appreciation (depreciation)                                                43,577
                                                                                           ---------------
Net gain (loss)                                                                                    853,260
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       829,122
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,138)  $            (33,870)
Net realized gain (loss)                                                     206,767                 59,015
Realized gain distributions                                                  602,916                     --
Net change in unrealized appreciation (depreciation)                          43,577                482,749
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            829,122                507,894
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     289,632                699,580
Cost of units redeemed                                                      (662,661)              (562,192)
Account charges                                                               (1,685)                (2,185)
                                                                --------------------   --------------------
Increase (decrease)                                                         (374,714)               135,203
                                                                --------------------   --------------------
Net increase (decrease)                                                      454,408                643,097
Net assets, beginning                                                      2,931,234              2,288,137
                                                                --------------------   --------------------
Net assets, ending                                              $          3,385,642   $          2,931,234
                                                                ====================   ====================

Units sold                                                                   324,103                545,650
Units redeemed                                                              (541,901)              (447,898)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (217,798)                97,752
Units outstanding, beginning                                               1,987,232              1,889,480
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,769,434              1,987,232
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          7,161,399
Cost of units redeemed/account charges                                                           (5,039,348)
Net investment income (loss)                                                                       (175,388)
Net realized gain (loss)                                                                            272,215
Realized gain distributions                                                                         674,818
Net change in unrealized appreciation (depreciation)                                                491,946
                                                                                       --------------------
Net assets                                                                             $          3,385,642
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91             1,748   $         3,342              1.25%             29.7%
12/31/2012                        1.47             1,966             2,900              1.25%             21.8%
12/31/2011                        1.21             1,873             2,268              1.25%             -8.7%
12/31/2010                        1.33             2,641             3,503              1.25%              4.0%
12/31/2009                        1.27             1,917             2,444              1.25%             41.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95                18   $            35              1.00%             30.0%
12/31/2012                        1.50                17                26              1.00%             22.1%
12/31/2011                        1.23                13                16              1.00%             -8.5%
12/31/2010                        1.35                21                28              1.00%              4.3%
12/31/2009                        1.29                42                55              1.00%             41.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.75%             30.4%
12/31/2012                        1.53                 0                 0              0.75%             22.4%
12/31/2011                        1.25                 0                 0              0.75%             -8.3%
12/31/2010                        1.36                 0                 0              0.75%              4.6%
12/31/2009                        1.30                 0                 0              0.75%             42.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                 0   $             0              0.50%             30.7%
12/31/2012                        1.56                 0                 0              0.50%             22.7%
12/31/2011                        1.27                 0                 0              0.50%             -8.0%
12/31/2010                        1.38                 0                 0              0.50%              4.8%
12/31/2009                        1.32                 0                 0              0.50%             42.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.25%             31.0%
12/31/2012                        1.59                 0                 0              0.25%             23.0%
12/31/2011                        1.29                 0                 0              0.25%             -7.8%
12/31/2010                        1.40                 0                 0              0.25%              5.1%
12/31/2009                        1.34                 0                 0              0.25%             42.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 4   $             9              0.00%             31.3%
12/31/2012                        1.62                 4                 6              0.00%             23.3%
12/31/2011                        1.32                 3                 5              0.00%             -7.6%
12/31/2010                        1.42                 8                11              0.00%              5.3%
12/31/2009                        1.35                 1                 1              0.00%             43.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.0%
                2011               0.1%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND A CLASS - 47103A674

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.61
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (841)
                                                                                           ---------------
Net investment income (loss)                                                                          (841)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            88,213
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (71,669)
                                                                                           ---------------
Net gain (loss)                                                                                     16,544
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,703
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (841)  $             (4,239)
Net realized gain (loss)                                                      88,213                  7,845
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (71,669)                91,395

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,703                 95,001
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,567                 54,139
Cost of units redeemed                                                      (531,948)               (75,359)
Account charges                                                                   --                   (109)
                                                                --------------------   --------------------
Increase (decrease)                                                         (524,381)               (21,329)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (508,678)                73,672
Net assets, beginning                                                        508,678                435,006
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $            508,678
                                                                ====================   ====================

Units sold                                                                     5,929                 51,841
Units redeemed                                                              (416,983)               (70,495)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (411,054)               (18,654)
Units outstanding, beginning                                                 411,054                429,708
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                411,054
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            558,371
Cost of units redeemed/account charges                                                             (647,983)
Net investment income (loss)                                                                         (7,360)
Net realized gain (loss)                                                                             96,972
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              1.25%             30.2%
12/31/2012                        1.24               411               509              1.25%             22.2%
12/31/2011                        1.01               430               435              1.25%             -8.3%
12/31/2010                        1.10                 0                 0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              1.00%             30.5%
12/31/2012                        1.25                 0                 0              1.00%             22.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.0%
12/31/2010                        1.11                 0                 0              1.00%             10.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             30.8%
12/31/2012                        1.25                 0                 0              0.75%             22.9%
12/31/2011                        1.02                 0                 0              0.75%             -7.8%
12/31/2010                        1.11                 0                 0              0.75%             10.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.50%             31.1%
12/31/2012                        1.26                 0                 0              0.50%             23.2%
12/31/2011                        1.02                 0                 0              0.50%             -7.6%
12/31/2010                        1.11                 0                 0              0.50%             10.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%             31.5%
12/31/2012                        1.27                 0                 0              0.25%             23.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.3%
12/31/2010                        1.11                 0                 0              0.25%             11.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.00%             31.8%
12/31/2012                        1.28                 0                 0              0.00%             23.8%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%
12/31/2010                        1.11                 0                 0              0.00%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.4%
                2011               1.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 JANUS GROWTH & INCOME FUND R CLASS - 47103C621

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,084,820   $       729,854            24,444
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (965)
                                                       ---------------
Net assets                                             $     1,083,855
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       237,320           164,001   $          1.45
Band 100                                                        10,791             7,298              1.48
Band 75                                                             --                --              1.51
Band 50                                                        835,744           541,402              1.54
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $     1,083,855           712,701
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,762
Mortality & expense charges                                                                         (6,576)
                                                                                           ---------------
Net investment income (loss)                                                                         5,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            62,211
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               197,002
                                                                                           ---------------
Net gain (loss)                                                                                    259,213
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       264,399
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,186   $              4,802
Net realized gain (loss)                                                      62,211                 63,219
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         197,002                 55,080
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            264,399                123,101
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     114,449                263,426
Cost of units redeemed                                                      (163,533)              (308,369)
Account charges                                                                 (213)                  (349)
                                                                --------------------   --------------------
Increase (decrease)                                                          (49,297)               (45,292)
                                                                --------------------   --------------------
Net increase (decrease)                                                      215,102                 77,809
Net assets, beginning                                                        868,753                790,944
                                                                --------------------   --------------------
Net assets, ending                                              $          1,083,855   $            868,753
                                                                ====================   ====================

Units sold                                                                    85,909                237,057
Units redeemed                                                              (118,696)              (277,721)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,787)               (40,664)
Units outstanding, beginning                                                 745,488                786,152
                                                                --------------------   --------------------
Units outstanding, ending                                                    712,701                745,488
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,803,468
Cost of units redeemed/account charges                                                           (1,088,023)
Net investment income (loss)                                                                         11,232
Net realized gain (loss)                                                                           (165,077)
Realized gain distributions                                                                         167,289
Net change in unrealized appreciation (depreciation)                                                354,966
                                                                                       --------------------
Net assets                                                                             $          1,083,855
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45               164   $           237              1.25%             29.9%
12/31/2012                        1.11               159               177              1.25%             14.6%
12/31/2011                        0.97               236               229              1.25%             -3.3%
12/31/2010                        1.00               180               181              1.25%              6.7%
12/31/2009                        0.94               136               128              1.25%             35.9%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 7   $            11              1.00%             30.2%
12/31/2012                        1.14                 0                 0              1.00%             14.9%
12/31/2011                        0.99                 0                 0              1.00%             -3.0%
12/31/2010                        1.02                 0                 0              1.00%              7.0%
12/31/2009                        0.95                 0                 0              1.00%             36.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.75%             30.6%
12/31/2012                        1.16                 0                 0              0.75%             15.2%
12/31/2011                        1.00                 0                 0              0.75%             -2.8%
12/31/2010                        1.03                 0                 0              0.75%              7.3%
12/31/2009                        0.96                 0                 0              0.75%             36.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54               541   $           836              0.50%             30.9%
12/31/2012                        1.18               587               692              0.50%             15.5%
12/31/2011                        1.02               550               561              0.50%             -2.6%
12/31/2010                        1.05               501               524              0.50%              7.5%
12/31/2009                        0.97               498               485              0.50%             36.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.25%             31.2%
12/31/2012                        1.20                 0                 0              0.25%             15.8%
12/31/2011                        1.04                 0                 0              0.25%             -2.3%
12/31/2010                        1.06                 0                 0              0.25%              7.8%
12/31/2009                        0.99                 0                 0              0.25%             37.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.61                 0   $             0              0.00%             31.6%
12/31/2012                        1.23                 0                 0              0.00%             16.1%
12/31/2011                        1.06                 0                 0              0.00%             -2.1%
12/31/2010                        1.08                 0                 0              0.00%              8.1%
12/31/2009                        1.00                 0                 0              0.00%             37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               1.3%
                2011               0.6%
                2010               0.7%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       JANUS BALANCED R CLASS - 47103C803

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       342,068   $       302,187            16,356
                                                                         ===============   ===============
Receivables: investments sold                                  146,654
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       488,722
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       488,722           372,120   $          1.31
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.37
                                                       ---------------    --------------
 Total                                                 $       488,722           372,120
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,903
Mortality & expense charges                                                                         (4,982)
                                                                                           ---------------
Net investment income (loss)                                                                           (79)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,150
Realized gain distributions                                                                         12,292
Net change in unrealized appreciation (depreciation)                                                28,551
                                                                                           ---------------
Net gain (loss)                                                                                     63,993
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        63,914
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (79)  $              2,773
Net realized gain (loss)                                                      23,150                 12,246
Realized gain distributions                                                   12,292                  9,979
Net change in unrealized appreciation (depreciation)                          28,551                 13,728
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,914                 38,726
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     224,691                159,699
Cost of units redeemed                                                      (157,597)              (177,259)
Account charges                                                                 (874)                  (640)
                                                                --------------------   --------------------
Increase (decrease)                                                           66,220                (18,200)
                                                                --------------------   --------------------
Net increase (decrease)                                                      130,134                 20,526
Net assets, beginning                                                        358,588                338,062
                                                                --------------------   --------------------
Net assets, ending                                              $            488,722   $            358,588
                                                                ====================   ====================

Units sold                                                                   175,204                234,068
Units redeemed                                                              (124,015)              (248,971)
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,189                (14,903)
Units outstanding, beginning                                                 320,931                335,834
                                                                --------------------   --------------------
Units outstanding, ending                                                    372,120                320,931
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            733,960
Cost of units redeemed/account charges                                                             (351,747)
Net investment income (loss)                                                                          3,682
Net realized gain (loss)                                                                             35,101
Realized gain distributions                                                                          27,845
Net change in unrealized appreciation (depreciation)                                                 39,881
                                                                                       --------------------
Net assets                                                                             $            488,722
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31               372   $           489              1.25%             17.5%
12/31/2012                        1.12               321               359              1.25%             11.0%
12/31/2011                        1.01               336               338              1.25%             -0.5%
12/31/2010                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              1.00%             17.8%
12/31/2012                        1.12                 0                 0              1.00%             11.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.2%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.75%             18.1%
12/31/2012                        1.13                 0                 0              0.75%             11.6%
12/31/2011                        1.01                 0                 0              0.75%              0.0%
12/31/2010                        1.01                 0                 0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             18.4%
12/31/2012                        1.14                 0                 0              0.50%             11.8%
12/31/2011                        1.02                 0                 0              0.50%              0.3%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             18.7%
12/31/2012                        1.14                 0                 0              0.25%             12.1%
12/31/2011                        1.02                 0                 0              0.25%              0.5%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             19.0%
12/31/2012                        1.15                 0                 0              0.00%             12.4%
12/31/2011                        1.02                 0                 0              0.00%              0.8%
12/31/2010                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.0%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               JANUS INTECH U.S. GROWTH FUND S CLASS - 47103A815

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,457,240   $     4,916,463           375,192
                                                                         ===============   ===============
Receivables: investments sold                                    5,333
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,462,573
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     7,451,769         3,955,860   $          1.88
Band 100                                                        10,804             5,590              1.93
Band 75                                                             --                --              1.98
Band 50                                                             --                --              2.03
Band 25                                                             --                --              2.09
Band 0                                                              --                --              2.14
                                                       ---------------    --------------
 Total                                                 $     7,462,573         3,961,450
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        22,935
Mortality & expense charges                                                                        (84,544)
                                                                                           ---------------
Net investment income (loss)                                                                       (61,609)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           273,761
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,684,454
                                                                                           ---------------
Net gain (loss)                                                                                  1,958,215
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,896,606
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (61,609)  $            (22,797)
Net realized gain (loss)                                                     273,761                166,503
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,684,454                715,458
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,896,606                859,164
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     312,110                571,242
Cost of units redeemed                                                    (1,051,476)            (1,566,680)
Account charges                                                                  (22)                   (25)
                                                                --------------------   --------------------
Increase (decrease)                                                         (739,388)              (995,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,157,218               (136,299)
Net assets, beginning                                                      6,305,355              6,441,654
                                                                --------------------   --------------------
Net assets, ending                                              $          7,462,573   $          6,305,355
                                                                ====================   ====================

Units sold                                                                   260,622                430,405
Units redeemed                                                              (722,980)            (1,149,987)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (462,358)              (719,582)
Units outstanding, beginning                                               4,423,808              5,143,390
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,961,450              4,423,808
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,617,801
Cost of units redeemed/account charges                                                           (9,715,809)
Net investment income (loss)                                                                       (414,614)
Net realized gain (loss)                                                                             83,306
Realized gain distributions                                                                         351,112
Net change in unrealized appreciation (depreciation)                                              2,540,777
                                                                                       --------------------
Net assets                                                                             $          7,462,573
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88             3,956   $         7,452              1.25%             32.2%
12/31/2012                        1.43             4,424             6,305              1.25%             13.8%
12/31/2011                        1.25             5,143             6,442              1.25%              0.5%
12/31/2010                        1.25             5,246             6,540              1.25%             16.0%
12/31/2009                        1.07             5,231             5,620              1.25%             31.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 6   $            11              1.00%             32.5%
12/31/2012                        1.46                 0                 0              1.00%             14.1%
12/31/2011                        1.28                 0                 0              1.00%              0.7%
12/31/2010                        1.27                 0                 0              1.00%             16.3%
12/31/2009                        1.09                 0                 0              1.00%             31.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.75%             32.8%
12/31/2012                        1.49                 0                 0              0.75%             14.4%
12/31/2011                        1.31                 0                 0              0.75%              1.0%
12/31/2010                        1.29                 0                 0              0.75%             16.6%
12/31/2009                        1.11                 0                 0              0.75%             31.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.50%             33.2%
12/31/2012                        1.53                 0                 0              0.50%             14.7%
12/31/2011                        1.33                 0                 0              0.50%              1.2%
12/31/2010                        1.32                 0                 0              0.50%             16.9%
12/31/2009                        1.13                 0                 0              0.50%             32.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.25%             33.5%
12/31/2012                        1.56                 0                 0              0.25%             15.0%
12/31/2011                        1.36                 0                 0              0.25%              1.5%
12/31/2010                        1.34                 0                 0              0.25%             17.2%
12/31/2009                        1.14                 0                 0              0.25%             32.5%


                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.00%             33.8%
12/31/2012                        1.60                 0                 0              0.00%             15.2%
12/31/2011                        1.39                 0                 0              0.00%              1.7%
12/31/2010                        1.37                 0                 0              0.00%             17.5%
12/31/2009                        1.16                 0                 0              0.00%             32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.9%
                2011               0.5%
                2010               0.8%
                2009               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                JANUS PERKINS MID CAP VALUE A CLASS - 47103C266

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,433,016   $     5,785,875           269,869
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (131,572)
                                                       ---------------
Net assets                                             $     6,301,444
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     6,301,444         4,360,263   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------    --------------
 Total                                                 $     6,301,444         4,360,263
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       161,836
Mortality & expense charges                                                                        (72,932)
                                                                                           ---------------
Net investment income (loss)                                                                        88,904
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           116,145
Realized gain distributions                                                                        646,457
Net change in unrealized appreciation (depreciation)                                               392,467
                                                                                           ---------------
Net gain (loss)                                                                                  1,155,069
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,243,973
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             88,904   $            (33,189)
Net realized gain (loss)                                                     116,145                 40,748
Realized gain distributions                                                  646,457                182,586
Net change in unrealized appreciation (depreciation)                         392,467                227,426
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,243,973                417,571
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     510,525                764,099
Cost of units redeemed                                                      (694,530)              (646,034)
Account charges                                                                 (915)                (1,563)
                                                                --------------------   --------------------
Increase (decrease)                                                         (184,920)               116,502
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,059,053                534,073
Net assets, beginning                                                      5,242,391              4,708,318
                                                                --------------------   --------------------
Net assets, ending                                              $          6,301,444   $          5,242,391
                                                                ====================   ====================

Units sold                                                                   565,112                685,830
Units redeemed                                                              (706,834)              (579,180)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (141,722)               106,650
Units outstanding, beginning                                               4,501,985              4,395,335
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,360,263              4,501,985
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,661,718
Cost of units redeemed/account charges                                                           (2,443,309)
Net investment income (loss)                                                                         58,076
Net realized gain (loss)                                                                            235,373
Realized gain distributions                                                                       1,142,445
Net change in unrealized appreciation (depreciation)                                                647,141
                                                                                       --------------------
Net assets                                                                             $          6,301,444
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45             4,360   $         6,301              1.25%             24.1%
12/31/2012                        1.16             4,502             5,242              1.25%              8.7%
12/31/2011                        1.07             4,395             4,708              1.25%             -3.9%
12/31/2010                        1.11             3,907             4,356              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%              9.0%
12/31/2011                        1.08                 0                 0              1.00%             -3.7%
12/31/2010                        1.12                 0                 0              1.00%             11.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%              9.3%
12/31/2011                        1.08                 0                 0              0.75%             -3.4%
12/31/2010                        1.12                 0                 0              0.75%             11.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%              9.5%
12/31/2011                        1.08                 0                 0              0.50%             -3.2%
12/31/2010                        1.12                 0                 0              0.50%             12.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%             25.4%
12/31/2012                        1.20                 0                 0              0.25%              9.8%
12/31/2011                        1.09                 0                 0              0.25%             -3.0%
12/31/2010                        1.12                 0                 0              0.25%             12.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             25.7%
12/31/2012                        1.20                 0                 0              0.00%             10.1%
12/31/2011                        1.09                 0                 0              0.00%             -2.7%
12/31/2010                        1.12                 0                 0              0.00%             12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               0.6%
                2011               1.2%
                2010               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               JANUS PERKINS SMALL CAP VALUE S CLASS - 47103C167

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,301,020   $     1,137,529            50,722
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,024)
                                                       ---------------
Net assets                                             $     1,297,996
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     1,272,883           633,541   $          2.01
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.17
Band 25                                                             --                --              2.23
Band 0                                                          25,113            10,990              2.29
                                                       ---------------    --------------
 Total                                                 $     1,297,996           644,531
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,149
Mortality & expense charges                                                                        (16,296)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,147)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,344
Realized gain distributions                                                                         59,346
Net change in unrealized appreciation (depreciation)                                               252,324
                                                                                           ---------------
Net gain (loss)                                                                                    326,014
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       319,867
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,147)  $             (1,952)
Net realized gain (loss)                                                      14,344                (25,007)
Realized gain distributions                                                   59,346                 50,507
Net change in unrealized appreciation (depreciation)                         252,324                 64,437
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            319,867                 87,985
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     159,781                224,876
Cost of units redeemed                                                      (408,525)              (320,729)
Account charges                                                                 (377)                  (273)
                                                                --------------------   --------------------
Increase (decrease)                                                         (249,121)               (96,126)
                                                                --------------------   --------------------
Net increase (decrease)                                                       70,746                 (8,141)
Net assets, beginning                                                      1,227,250              1,235,391
                                                                --------------------   --------------------
Net assets, ending                                              $          1,297,996   $          1,227,250
                                                                ====================   ====================

Units sold                                                                   240,742                200,426
Units redeemed                                                              (375,281)              (264,058)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (134,539)               (63,632)
Units outstanding, beginning                                                 779,070                842,702
                                                                --------------------   --------------------
Units outstanding, ending                                                    644,531                779,070
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,812,226
Cost of units redeemed/account charges                                                           (1,967,027)
Net investment income (loss)                                                                         10,527
Net realized gain (loss)                                                                             21,439
Realized gain distributions                                                                         257,340
Net change in unrealized appreciation (depreciation)                                                163,491
                                                                                       --------------------
Net assets                                                                             $          1,297,996
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01               634   $         1,273              1.25%             27.7%
12/31/2012                        1.57               772             1,214              1.25%              7.4%
12/31/2011                        1.46               837             1,227              1.25%             -4.9%
12/31/2010                        1.54               684             1,054              1.25%             16.2%
12/31/2009                        1.33               363               481              1.25%             35.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              1.00%             28.0%
12/31/2012                        1.61                 0                 0              1.00%              7.7%
12/31/2011                        1.50                 0                 0              1.00%             -4.7%
12/31/2010                        1.57                 0                 0              1.00%             16.5%
12/31/2009                        1.35                 0                 0              1.00%             35.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.75%             28.3%
12/31/2012                        1.65                 0                 0              0.75%              7.9%
12/31/2011                        1.53                 0                 0              0.75%             -4.4%
12/31/2010                        1.60                 0                 0              0.75%             16.8%
12/31/2009                        1.37                 0                 0              0.75%             36.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.50%             28.7%
12/31/2012                        1.69                 0                 0              0.50%              8.2%
12/31/2011                        1.56                 0                 0              0.50%             -4.2%
12/31/2010                        1.63                 0                 0              0.50%             17.1%
12/31/2009                        1.39                 0                 0              0.50%             36.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.25%             29.0%
12/31/2012                        1.73                 0                 0              0.25%              8.5%
12/31/2011                        1.59                 0                 0              0.25%             -3.9%
12/31/2010                        1.66               147               244              0.25%             17.3%
12/31/2009                        1.41               114               161              0.25%             36.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                11   $            25              0.00%             29.3%
12/31/2012                        1.77                 7                13              0.00%              8.8%
12/31/2011                        1.62                 5                 9              0.00%             -3.7%
12/31/2010                        1.69                 4                 7              0.00%             17.6%
12/31/2009                        1.43                 0                 0              0.00%             37.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.0%
                2011               3.7%
                2010               0.4%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                JANUS PERKINS MID CAP VALUE R CLASS - 47103C233

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,241,550   $     3,019,886           139,635
                                                                         ===============   ===============
Receivables: investments sold                                    6,381
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,247,931
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     3,117,155         2,114,375   $          1.47
Band 100                                                        16,967            11,299              1.50
Band 75                                                             --                --              1.53
Band 50                                                         64,627            41,530              1.56
Band 25                                                             --                --              1.58
Band 0                                                          49,182            30,492              1.61
                                                       ---------------    --------------
 Total                                                 $     3,247,931         2,197,696
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        71,149
Mortality & expense charges                                                                        (42,738)
                                                                                           ---------------
Net investment income (loss)                                                                        28,411
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           265,671
Realized gain distributions                                                                        328,478
Net change in unrealized appreciation (depreciation)                                               180,024
                                                                                           ---------------
Net gain (loss)                                                                                    774,173
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       802,584
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,411   $            (22,024)
Net realized gain (loss)                                                     265,671                 41,128
Realized gain distributions                                                  328,478                134,120
Net change in unrealized appreciation (depreciation)                         180,024                121,071
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            802,584                274,295
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     795,775              1,737,423
Cost of units redeemed                                                    (2,129,348)            (1,242,697)
Account charges                                                               (2,350)                (1,459)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,335,923)               493,267
                                                                --------------------   --------------------
Net increase (decrease)                                                     (533,339)               767,562
Net assets, beginning                                                      3,781,270              3,013,708
                                                                --------------------   --------------------
Net assets, ending                                              $          3,247,931   $          3,781,270
                                                                ====================   ====================

Units sold                                                                   611,330              2,480,891
Units redeemed                                                            (1,573,591)            (2,051,305)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (962,261)               429,586
Units outstanding, beginning                                               3,159,957              2,730,371
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,197,696              3,159,957
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,558,550
Cost of units redeemed/account charges                                                           (4,697,081)
Net investment income (loss)                                                                        (18,120)
Net realized gain (loss)                                                                            513,065
Realized gain distributions                                                                         669,853
Net change in unrealized appreciation (depreciation)                                                221,664
                                                                                       --------------------
Net assets                                                                             $          3,247,931
                                                                                       ====================

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47             2,114   $         3,117              1.25%             23.8%
12/31/2012                        1.19             2,954             3,518              1.25%              8.4%
12/31/2011                        1.10             2,542             2,794              1.25%             -4.2%
12/31/2010                        1.15             1,975             2,266              1.25%             12.8%
12/31/2009                        1.02             1,101             1,120              1.25%             29.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                11   $            17              1.00%             24.1%
12/31/2012                        1.21                 9                10              1.00%              8.6%
12/31/2011                        1.11                 6                 7              1.00%             -4.0%
12/31/2010                        1.16                 4                 4              1.00%             13.1%
12/31/2009                        1.03                 2                 2              1.00%             30.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.75%             24.4%
12/31/2012                        1.23                 0                 0              0.75%              8.9%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             13.4%
12/31/2009                        1.03                 0                 0              0.75%             30.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                42   $            65              0.50%             24.7%
12/31/2012                        1.25                33                42              0.50%              9.2%
12/31/2011                        1.14                28                32              0.50%             -3.5%
12/31/2010                        1.18                20                23              0.50%             13.7%
12/31/2009                        1.04                 2                 2              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.25%             25.0%
12/31/2012                        1.27                 0                 0              0.25%              9.4%
12/31/2011                        1.16                 0                 0              0.25%             -3.3%
12/31/2010                        1.20                 0                 0              0.25%             14.0%
12/31/2009                        1.05                 0                 0              0.25%             31.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                30   $            49              0.00%             25.3%
12/31/2012                        1.29               164               211              0.00%              9.7%
12/31/2011                        1.17               154               181              0.00%             -3.0%
12/31/2010                        1.21                35                42              0.00%             14.2%
12/31/2009                        1.06                 4                 4              0.00%             31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               0.5%
                2011               1.0%
                2010               0.5%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              CLEAR BRIDGE AGGRESSIVE GROWTH FI CLASS - 52468C604

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,508,594   $     3,396,182            19,298
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (552)
                                                       ---------------
Net assets                                             $     3,508,042
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $     3,508,042         2,288,885   $          1.53
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.55
                                                       ---------------    --------------
 Total                                                 $     3,508,042         2,288,885
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,602)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,602)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                13
Realized gain distributions                                                                         11,262
Net change in unrealized appreciation (depreciation)                                               112,412
                                                                                           ---------------
Net gain (loss)                                                                                    123,687
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       121,085
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,602)  $                 --
Net realized gain (loss)                                                          13                     --
Realized gain distributions                                                   11,262                     --
Net change in unrealized appreciation (depreciation)                         112,412                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            121,085                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,787,894                     --
Cost of units redeemed                                                    (3,396,508)                    --
Account charges                                                               (4,429)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        3,386,957                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,508,042                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,508,042   $                 --
                                                                ====================   ====================

Units sold                                                                 4,559,173                     --
Units redeemed                                                            (2,270,288)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,288,885                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,288,885                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,787,894
Cost of units redeemed/account charges                                                           (3,400,937)
Net investment income (loss)                                                                         (2,602)
Net realized gain (loss)                                                                                 13
Realized gain distributions                                                                          11,262
Net change in unrealized appreciation (depreciation)                                                112,412
                                                                                       --------------------
Net assets                                                                             $          3,508,042
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53             2,289   $         3,508              1.25%             42.7%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              1.00%             43.1%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             43.4%
12/31/2012                        1.07                 0                 0              0.75%              7.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.50%             43.8%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.25%             44.2%
12/31/2012                        1.08                 0                 0              0.25%              7.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             44.5%
12/31/2012                        1.08                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 CLEAR BRIDGE APPRECIATION R CLASS - 52468E501

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       280,656   $       264,213            14,382
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,363)
                                                       ---------------
Net assets                                             $       277,293
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       277,293           208,277   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.35
                                                       ---------------    --------------
 Total                                                 $       277,293           208,277
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,984
Mortality & expense charges                                                                         (1,876)
                                                                                           ---------------
Net investment income (loss)                                                                           108
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,284
Realized gain distributions                                                                         10,576
Net change in unrealized appreciation (depreciation)                                                16,443
                                                                                           ---------------
Net gain (loss)                                                                                     31,303
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        31,411
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                108   $                 --
Net realized gain (loss)                                                       4,284                     --
Realized gain distributions                                                   10,576                     --
Net change in unrealized appreciation (depreciation)                          16,443                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,411                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     285,420                     --
Cost of units redeemed                                                       (39,328)                    --
Account charges                                                                 (210)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          245,882                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      277,293                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            277,293   $                 --
                                                                ====================   ====================

Units sold                                                                   240,095                     --
Units redeemed                                                               (31,818)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      208,277                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,277                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            285,420
Cost of units redeemed/account charges                                                              (39,538)
Net investment income (loss)                                                                            108
Net realized gain (loss)                                                                              4,284
Realized gain distributions                                                                          10,576
Net change in unrealized appreciation (depreciation)                                                 16,443
                                                                                       --------------------
Net assets                                                                             $            277,293
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33               208   $           277              1.25%             27.3%
12/31/2012                        1.05                 0                 0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             27.6%
12/31/2012                        1.05                 0                 0              1.00%              4.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             27.9%
12/31/2012                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             28.3%
12/31/2012                        1.05                 0                 0              0.50%              4.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              4.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             28.9%
12/31/2012                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 CLEAR BRIDGE APPRECIATION FI CLASS - 52468E600

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       141,132   $       127,334             7,314
                                                                         ===============   ===============
Receivables: investments sold                                      114
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       141,246
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $       141,246           105,737   $          1.34
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.35
                                                       ---------------    --------------
 Total                                                 $       141,246           105,737
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,284
Mortality & expense charges                                                                         (1,506)
                                                                                           ---------------
Net investment income (loss)                                                                          (222)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,020
Realized gain distributions                                                                          5,148
Net change in unrealized appreciation (depreciation)                                                13,798
                                                                                           ---------------
Net gain (loss)                                                                                     23,966
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        23,744
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (222)  $                 --
Net realized gain (loss)                                                       5,020                     --
Realized gain distributions                                                    5,148                     --
Net change in unrealized appreciation (depreciation)                          13,798                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,744                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,961                     --
Cost of units redeemed                                                       (50,433)                    --
Account charges                                                                  (26)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          117,502                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      141,246                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            141,246   $                 --
                                                                ====================   ====================

Units sold                                                                   146,663                     --
Units redeemed                                                               (40,926)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      105,737                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    105,737                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013


Proceeds from units sold                                                                   $       167,961
Cost of units redeemed/account charges                                                             (50,459)
Net investment income (loss)                                                                          (222)
Net realized gain (loss)                                                                             5,020
Realized gain distributions                                                                          5,148
Net change in unrealized appreciation (depreciation)                                                13,798
                                                                                           ---------------
Net assets                                                                                 $       141,246
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34               106   $           141              1.25%             27.6%
12/31/2012                        1.05                 0                 0              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             27.9%
12/31/2012                        1.05                 0                 0              1.00%              4.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             28.2%
12/31/2012                        1.05                 0                 0              0.75%              4.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              4.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             28.9%
12/31/2012                        1.05                 0                 0              0.25%              4.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             29.2%
12/31/2012                        1.05                 0                 0              0.00%              4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            LEGG MASON GLOBAL OPPORTUNITIES BOND R CLASS - 524686367

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        84,571   $        85,178             7,998
                                                                         ===============   ===============
Receivables: investments sold                                    2,213
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        86,784
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        86,784            89,643   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------    --------------
 Total                                                 $        86,784            89,643
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           390
Mortality & expense charges                                                                           (159)
                                                                                           ---------------
Net investment income (loss)                                                                           231
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               441
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (607)
                                                                                           ---------------
Net gain (loss)                                                                                       (166)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            65
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                231   $                 --
Net realized gain (loss)                                                         441                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (607)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 65                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     105,553                     --
Cost of units redeemed                                                       (18,826)                    --
Account charges                                                                   (8)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           86,719                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       86,784                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             86,784   $                 --
                                                                ====================   ====================

Units sold                                                                   118,009                     --
Units redeemed                                                               (28,366)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,643                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     89,643                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            105,553
Cost of units redeemed/account charges                                                              (18,834)
Net investment income (loss)                                                                            231
Net realized gain (loss)                                                                                441
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (607)
                                                                                       --------------------
Net assets                                                                             $             86,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                90   $            87              1.25%             -5.7%
12/31/2012                        1.03                 0                 0              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -5.4%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.75%             -5.2%
12/31/2012                        1.03                 0                 0              0.75%              2.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.50%             -5.0%
12/31/2012                        1.03                 0                 0              0.50%              2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.25%             -4.7%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.00%             -4.5%
12/31/2012                        1.03                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           LEGG MASON GLOBAL OPPORTUNITIES BOND FI CLASS - 524686326

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        10,811   $        11,074               955
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (540)
                                                       ---------------
Net assets                                             $        10,271
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band 125                                               $        10,271            10,575   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.99
                                                       ---------------    --------------
 Total                                                 $        10,271            10,575
                                                       ===============    ==============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           110
Mortality & expense charges                                                                            (50)
                                                                                           ---------------
Net investment income (loss)                                                                            60
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,211)
Realized gain distributions                                                                            155
Net change in unrealized appreciation (depreciation)                                                  (263)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,319)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,259)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 60   $                 --
Net realized gain (loss)                                                      (1,211)                    --
Realized gain distributions                                                      155                     --
Net change in unrealized appreciation (depreciation)                            (263)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,259)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,455                     --
Cost of units redeemed                                                       (15,925)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           11,530                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,271                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             10,271   $                 --
                                                                ====================   ====================

Units sold                                                                    26,791                     --
Units redeemed                                                               (16,216)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,575                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,575                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             27,455
Cost of units redeemed/account charges                                                              (15,925)
Net investment income (loss)                                                                             60
Net realized gain (loss)                                                                             (1,211)
Realized gain distributions                                                                             155
Net change in unrealized appreciation (depreciation)                                                   (263)
                                                                                       --------------------
Net assets                                                                             $             10,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                11   $            10              1.25%             -5.4%
12/31/2012                        1.03                 0                 0              1.25%              2.7%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -5.2%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.75%             -5.0%
12/31/2012                        1.03                 0                 0              0.75%              2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.50%             -4.7%
12/31/2012                        1.03                 0                 0              0.50%              2.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.25%             -4.5%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.00%             -4.2%
12/31/2012                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          WESTERN ASSET CORE PLUS BOND FI CLASS - 957663602 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.97
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.25%             -2.5%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              1.00%             -2.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.75%             -2.1%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.50%             -1.8%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.25%             -1.6%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                 0   $             0              0.00%             -1.3%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                WESTERN ASSET CORE PLUS BOND R CLASS - 957663446

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           202   $           203                18
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           202
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           202               208   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           202               208
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    (1)
                                                                                           ---------------
Net gain (loss)                                                                                         (1)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              (1)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         202                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              202                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          202                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                202   $                 --
                                                                ====================   ====================

Units sold                                                                       208                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          208                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        208                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                202
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     (1)
                                                                                       --------------------
Net assets                                                                             $                202
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.25%             -2.9%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -2.7%
12/31/2012                        1.00                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.75%             -2.4%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.50%             -2.2%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.25%             -1.9%
12/31/2012                        1.00                 0                 0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.00%             -1.7%
12/31/2012                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               CLEAR BRIDGE AGGRESSIVE GROWTH R CLASS - 52468C505

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       175,180   $       168,627               977
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       175,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.53
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.55
Band 0                                                         175,158           112,875              1.55
                                                       ---------------   ---------------
 Total                                                 $       175,158           112,875
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                          1,371
Net change in unrealized appreciation (depreciation)                                                 6,553
                                                                                           ---------------
Net gain (loss)                                                                                      7,924
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,924
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                    1,371                     --
Net change in unrealized appreciation (depreciation)                           6,553                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,924                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,256                     --
Cost of units redeemed                                                           (22)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          167,234                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      175,158                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            175,158   $                 --
                                                                ====================   ====================

Units sold                                                                   112,889                     --
Units redeemed                                                                   (14)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      112,875                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    112,875                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            167,256
Cost of units redeemed/account charges                                                                  (22)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                           1,371
Net change in unrealized appreciation (depreciation)                                                  6,553
                                                                                       --------------------
Net assets                                                                             $            175,158
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.25%             42.5%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.00%             42.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             43.2%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.50%             43.6%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55               113   $           175              0.00%             44.3%
12/31/2012                        1.08                 0                 0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT DEVELOPING GROWTH A CLASS - 544006109

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,210,825   $     3,754,314           161,947
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (37,431)
                                                       ---------------
Net assets                                             $     4,173,394
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       536,826           346,007   $          1.55
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.59
Band 0                                                       3,636,568         2,271,156              1.60
                                                       ---------------   ---------------
 Total                                                 $     4,173,394         2,617,163
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,529)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,529)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           197,003
Realized gain distributions                                                                        715,704
Net change in unrealized appreciation (depreciation)                                               672,782
                                                                                           ---------------
Net gain (loss)                                                                                  1,585,489
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,580,960
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,529)  $             (2,567)
Net realized gain (loss)                                                     197,003                  4,747
Realized gain distributions                                                  715,704                212,453
Net change in unrealized appreciation (depreciation)                         672,782               (214,936)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,580,960                   (303)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,037,490              5,546,992
Cost of units redeemed                                                    (1,248,130)            (2,748,444)
Account charges                                                               (9,345)                (7,317)
                                                                --------------------   --------------------
Increase (decrease)                                                         (219,985)             2,791,231
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,360,975              2,790,928
Net assets, beginning                                                      2,812,419                 21,491
                                                                --------------------   --------------------
Net assets, ending                                              $          4,173,394   $          2,812,419
                                                                ====================   ====================

Units sold                                                                   799,130              6,128,888
Units redeemed                                                              (947,342)            (3,386,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (148,212)             2,741,933
Units outstanding, beginning                                               2,765,375                 23,442
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,617,163              2,765,375
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,608,120
Cost of units redeemed/account charges                                                           (4,015,113)
Net investment income (loss)                                                                         (7,138)
Net realized gain (loss)                                                                            201,621
Realized gain distributions                                                                         929,393
Net change in unrealized appreciation (depreciation)                                                456,511
                                                                                       --------------------
Net assets                                                                             $          4,173,394
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55               346   $           537              1.25%             55.2%
12/31/2012                        1.00               234               234              1.25%              9.0%
12/31/2011                        0.92                23                21              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              1.00%             55.6%
12/31/2012                        1.00                 0                 0              1.00%              9.3%
12/31/2011                        0.92                 0                 0              1.00%             -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             56.0%
12/31/2012                        1.01                 0                 0              0.75%              9.6%
12/31/2011                        0.92                 0                 0              0.75%             -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.50%             56.4%
12/31/2012                        1.01                 0                 0              0.50%              9.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.25%             56.8%
12/31/2012                        1.01                 0                 0              0.25%             10.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60             2,271   $         3,637              0.00%             57.2%
12/31/2012                        1.02             2,531             2,578              0.00%             10.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT GROWTH OPPORTUNITIES A CLASS - 54400R103 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.31
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                                   $            --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              1.25%             35.4%
12/31/2012                        0.97                 0                 0              1.25%             12.4%
12/31/2011                        0.86                 0                 0              1.25%            -14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              1.00%             35.7%
12/31/2012                        0.97                 0                 0              1.00%             12.7%
12/31/2011                        0.86                 0                 0              1.00%            -13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.75%             36.1%
12/31/2012                        0.97                 0                 0              0.75%             13.0%
12/31/2011                        0.86                 0                 0              0.75%            -13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%             36.4%
12/31/2012                        0.98                 0                 0              0.50%             13.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.25%             36.7%
12/31/2012                        0.98                 0                 0              0.25%             13.5%
12/31/2011                        0.86                 0                 0              0.25%            -13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             37.1%
12/31/2012                        0.98                 0                 0              0.00%             13.8%
12/31/2011                        0.87                 0                 0              0.00%            -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY A CLASS - 543915862

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       158,684   $       165,107            10,292
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,102)
                                                       ---------------
Net assets                                             $       157,582
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,582           114,738   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $       157,582           114,738
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           307
Mortality & expense charges                                                                           (414)
                                                                                           ---------------
Net investment income (loss)                                                                          (107)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               869
Realized gain distributions                                                                         17,614
Net change in unrealized appreciation (depreciation)                                                (6,423)
                                                                                           ---------------
Net gain (loss)                                                                                     12,060
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,953
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (107)  $                 --
Net realized gain (loss)                                                         869                     --
Realized gain distributions                                                   17,614                     --
Net change in unrealized appreciation (depreciation)                          (6,423)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,953                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     199,787                     --
Cost of units redeemed                                                       (54,110)                    --
Account charges                                                                  (48)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          145,629                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      157,582                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            157,582   $                 --
                                                                ====================   ====================

Units sold                                                                   159,204                     --
Units redeemed                                                               (44,466)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,738                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    114,738                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            199,787
Cost of units redeemed/account charges                                                              (54,158)
Net investment income (loss)                                                                           (107)
Net realized gain (loss)                                                                                869
Realized gain distributions                                                                          17,614
Net change in unrealized appreciation (depreciation)                                                 (6,423)
                                                                                       --------------------
Net assets                                                                             $            157,582
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37               115   $           158              1.25%             34.9%
12/31/2012                        1.02                 0                 0              1.25%              9.4%
12/31/2011                        0.93                 0                 0              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             35.3%
12/31/2012                        1.02                 0                 0              1.00%              9.6%
12/31/2011                        0.93                 0                 0              1.00%             -6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             35.6%
12/31/2012                        1.03                 0                 0              0.75%              9.9%
12/31/2011                        0.93                 0                 0              0.75%             -6.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             35.9%
12/31/2012                        1.03                 0                 0              0.50%             10.2%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             36.3%
12/31/2012                        1.03                 0                 0              0.25%             10.5%
12/31/2011                        0.94                 0                 0              0.25%             -6.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                              UNITS                           EXPENSE AS A
                           ACCUM.          OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             36.6%
12/31/2012                        1.04                 0                 0              0.00%             10.7%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           LORD ABBETT CALIBRATED DIVIDEND GROWTH A CLASS - 543913859

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,632   $        14,747               949
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        14,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,635            13,689   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $        14,635            13,689
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            46
Mortality & expense charges                                                                            (19)
                                                                                           ---------------
Net investment income (loss)                                                                            27
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                            327
Net change in unrealized appreciation (depreciation)                                                  (115)
                                                                                           ---------------
Net gain (loss)                                                                                        212
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 27   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                      327                     --
Net change in unrealized appreciation (depreciation)                            (115)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                239                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,494                     --
Cost of units redeemed                                                           (98)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           14,396                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,635                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             14,635   $                 --
                                                                ====================   ====================

Units sold                                                                    13,782                     --
Units redeemed                                                                   (93)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,689                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,689                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             14,494
Cost of units redeemed/account charges                                                                  (98)
Net investment income (loss)                                                                             27
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                             327
Net change in unrealized appreciation (depreciation)                                                   (115)
                                                                                       --------------------
Net assets                                                                             $             14,635
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                14   $            15              1.25%              6.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%              7.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT VALUE OPPORTUNITIES A CLASS - 54400A100

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,558,475   $     4,639,558           273,879
                                                                         ===============   ===============
Receivables: investments sold                                   83,434
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,641,909
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,155,871         1,829,460   $          1.73
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.80
Band 0                                                       2,486,038         1,370,257              1.81
                                                       ---------------   ---------------
 Total                                                 $     5,641,909         3,199,717
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (32,844)
                                                                                           ---------------
Net investment income (loss)                                                                       (32,844)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           188,505
Realized gain distributions                                                                        454,012
Net change in unrealized appreciation (depreciation)                                               872,804
                                                                                           ---------------

Net gain (loss)                                                                                  1,515,321
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,482,477
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (32,844)  $            (24,813)
Net realized gain (loss)                                                     188,505                 36,616
Realized gain distributions                                                  454,012                     --
Net change in unrealized appreciation (depreciation)                         872,804                110,758
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,482,477                122,561
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     603,039             12,136,445
Cost of units redeemed                                                      (839,698)            (9,197,517)
Account charges                                                               (2,412)                (1,342)
                                                                --------------------   --------------------
Increase (decrease)                                                         (239,071)             2,937,586
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,243,406              3,060,147
Net assets, beginning                                                      4,398,503              1,338,356
                                                                --------------------   --------------------
Net assets, ending                                              $          5,641,909   $          4,398,503
                                                                ====================   ====================

Units sold                                                                   747,496              9,811,856
Units redeemed                                                              (915,872)            (7,573,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (168,376)             2,238,071
Units outstanding, beginning                                               3,368,093              1,130,022
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,199,717              3,368,093
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,494,727
Cost of units redeemed/account charges                                                          (10,395,837)
Net investment income (loss)                                                                        (68,767)
Net realized gain (loss)                                                                            232,706
Realized gain distributions                                                                         460,163
Net change in unrealized appreciation (depreciation)                                                918,917
                                                                                       --------------------
Net assets                                                                             $          5,641,909
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73             1,829   $         3,156              1.25%             34.4%
12/31/2012                        1.28             1,840             2,362              1.25%              8.4%
12/31/2011                        1.18             1,130             1,338              1.25%             -5.4%
12/31/2010                        1.25               265               332              1.25%             23.0%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              1.00%             34.7%
12/31/2012                        1.29                 0                 0              1.00%              8.6%
12/31/2011                        1.19                 0                 0              1.00%             -5.1%
12/31/2010                        1.25                 0                 0              1.00%             23.3%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.75%             35.1%
12/31/2012                        1.30                 0                 0              0.75%              8.9%
12/31/2011                        1.20                 0                 0              0.75%             -4.9%
12/31/2010                        1.26                 0                 0              0.75%             23.6%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.50%             35.4%
12/31/2012                        1.31                 0                 0              0.50%              9.2%
12/31/2011                        1.20                 0                 0              0.50%             -4.7%
12/31/2010                        1.26                 0                 0              0.50%             23.9%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.25%             35.8%
12/31/2012                        1.32                 0                 0              0.25%              9.5%
12/31/2011                        1.21                 0                 0              0.25%             -4.4%
12/31/2010                        1.26                 0                 0              0.25%             24.2%
12/31/2009                        1.02                 0                 0              0.25%              1.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81             1,370   $         2,486              0.00%             36.1%
12/31/2012                        1.33             1,528             2,037              0.00%              9.7%
12/31/2011                        1.21                 0                 0              0.00%             -4.2%
12/31/2010                        1.27                 0                 0              0.00%             24.5%
12/31/2009                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT VALUE OPPORTUNITIES P CLASS - 54400A407

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       892,417   $       873,594            43,569
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (981)
                                                       ---------------
Net assets                                             $       891,436
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       813,332           732,951   $          1.11
Band 100                                                         1,951             1,756              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.11
Band 0                                                          76,153            68,224              1.12
                                                       ---------------   ---------------
 Total                                                 $       891,436           802,931
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,488)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,488)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,734
Realized gain distributions                                                                         75,337
Net change in unrealized appreciation (depreciation)                                                18,823
                                                                                           ---------------
Net gain (loss)                                                                                     96,894
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        92,406
                                                                                           ===============

                              STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,488)  $                 --
Net realized gain (loss)                                                       2,734                     --
Realized gain distributions                                                   75,337                     --
Net change in unrealized appreciation (depreciation)                          18,823                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             92,406                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     856,791                     --
Cost of units redeemed                                                       (57,436)                    --
Account charges                                                                 (325)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          799,030                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      891,436                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            891,436   $                 --
                                                                ====================   ====================

Units sold                                                                   878,428                     --
Units redeemed                                                               (75,497)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      802,931                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    802,931                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            856,791
Cost of units redeemed/account charges                                                              (57,761)
Net investment income (loss)                                                                         (4,488)
Net realized gain (loss)                                                                              2,734
Realized gain distributions                                                                          75,337
Net change in unrealized appreciation (depreciation)                                                 18,823
                                                                                       --------------------
Net assets                                                                             $            891,436
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               733   $           813              1.25%             11.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 2   $             2              1.00%             11.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%             11.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.50%             11.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             11.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                68   $            76              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 LORD ABBETT SMALL CAP VALUE P CLASS - 543913867

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       610,157   $       565,521            18,608
                                                                         ===============   ===============
Receivables: investments sold                                      211
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       610,368
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       610,368           279,365   $          2.18
Band 100                                                            --                --              2.23
Band 75                                                             --                --              2.29
Band 50                                                             --                --              2.34
Band 25                                                             --                --              2.39
Band 0                                                              --                --              2.45
                                                       ---------------   ---------------
 Total                                                 $       610,368           279,365
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,745)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,745)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,632
Realized gain distributions                                                                        134,849
Net change in unrealized appreciation (depreciation)                                               (11,103)
                                                                                           ---------------
Net gain (loss)                                                                                    153,378
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       146,633
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,745)  $             (2,746)
Net realized gain (loss)                                                      29,632                 14,308
Realized gain distributions                                                  134,849                  9,806
Net change in unrealized appreciation (depreciation)                         (11,103)                15,417
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            146,633                 36,785
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     120,410                 95,602
Cost of units redeemed                                                       (95,393)               (86,462)
Account charges                                                                  (80)                  (120)
                                                                --------------------   --------------------
Increase (decrease)                                                           24,937                  9,020
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,570                 45,805
Net assets, beginning                                                        438,798                392,993
                                                                --------------------   --------------------
Net assets, ending                                              $            610,368   $            438,798
                                                                ====================   ====================

Units sold                                                                    63,086                 59,667
Units redeemed                                                               (48,467)               (53,353)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,619                  6,314
Units outstanding, beginning                                                 264,746                258,432
                                                                --------------------   --------------------
Units outstanding, ending                                                    279,365                264,746
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            745,788
Cost of units redeemed/account charges                                                             (381,073)
Net investment income (loss)                                                                        (20,276)
Net realized gain (loss)                                                                             34,231
Realized gain distributions                                                                         187,062
Net change in unrealized appreciation (depreciation)                                                 44,636
                                                                                       --------------------
Net assets                                                                             $            610,368
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18               279   $           610              1.25%             31.8%
12/31/2012                        1.66               265               439              1.25%              9.0%
12/31/2011                        1.52               258               393              1.25%             -5.9%
12/31/2010                        1.62               221               357              1.25%             24.5%
12/31/2009                        1.30               162               211              1.25%             28.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              1.00%             32.1%
12/31/2012                        1.69                 0                 0              1.00%              9.3%
12/31/2011                        1.55                 0                 0              1.00%             -5.7%
12/31/2010                        1.64                 0                 0              1.00%             24.8%
12/31/2009                        1.31                 0                 0              1.00%             28.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              0.75%             32.5%
12/31/2012                        1.73                 0                 0              0.75%              9.5%
12/31/2011                        1.58                 0                 0              0.75%             -5.5%
12/31/2010                        1.67                 0                 0              0.75%             25.1%
12/31/2009                        1.33                 0                 0              0.75%             28.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.34                 0   $             0              0.50%             32.8%
12/31/2012                        1.76                 0                 0              0.50%              9.8%
12/31/2011                        1.60                 0                 0              0.50%             -5.2%
12/31/2010                        1.69                 0                 0              0.50%             25.4%
12/31/2009                        1.35                 0                 0              0.50%             28.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.39                 0   $             0              0.25%             33.1%
12/31/2012                        1.80                 0                 0              0.25%             10.1%
12/31/2011                        1.63                 0                 0              0.25%             -5.0%
12/31/2010                        1.72                 0                 0              0.25%             25.8%
12/31/2009                        1.37                 0                 0              0.25%             29.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.45                 0   $             0              0.00%             33.5%
12/31/2012                        1.83                 0                 0              0.00%             10.4%
12/31/2011                        1.66                 0                 0              0.00%             -4.8%
12/31/2010                        1.74                 0                 0              0.00%             26.1%
12/31/2009                        1.38                 0                 0              0.00%             29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH OPPORTUNITIES P CLASS - 54400R509

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       192,664   $       176,897             8,675
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (677)
                                                       ---------------
Net assets                                             $       191,987
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       191,987            99,661   $          1.93
Band 100                                                            --                --              1.97
Band 75                                                             --                --              2.02
Band 50                                                             --                --              2.06
Band 25                                                             --                --              2.11
Band 0                                                              --                --              2.16
                                                       ---------------   ---------------
 Total                                                 $       191,987            99,661
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,507)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,507)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,119
Realized gain distributions                                                                         30,981
Net change in unrealized appreciation (depreciation)                                                17,341
                                                                                           ---------------
Net gain (loss)                                                                                     61,441
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        58,934
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,507)  $             (2,248)
Net realized gain (loss)                                                      13,119                 (1,390)
Realized gain distributions                                                   30,981                     36
Net change in unrealized appreciation (depreciation)                          17,341                 20,505
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             58,934                 16,903
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      44,997                 36,884
Cost of units redeemed                                                       (93,754)               (15,660)
Account charges                                                                  (11)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,768)                21,211
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,166                 38,114
Net assets, beginning                                                        181,821                143,707
                                                                --------------------   --------------------
Net assets, ending                                              $            191,987   $            181,821
                                                                ====================   ====================

Units sold                                                                    26,875                 25,758
Units redeemed                                                               (54,919)               (11,350)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,044)                14,408
Units outstanding, beginning                                                 127,705                113,297
                                                                --------------------   --------------------
Units outstanding, ending                                                     99,661                127,705
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            311,815
Cost of units redeemed/account charges                                                             (209,611)
Net investment income (loss)                                                                         (8,501)
Net realized gain (loss)                                                                             27,946
Realized gain distributions                                                                          54,571
Net change in unrealized appreciation (depreciation)                                                 15,767
                                                                                       --------------------
Net assets                                                                             $            191,987
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93               100   $           192              1.25%             35.3%
12/31/2012                        1.42               128               182              1.25%             12.2%
12/31/2011                        1.27               113               144              1.25%            -11.3%
12/31/2010                        1.43                81               115              1.25%             21.6%
12/31/2009                        1.18                69                81              1.25%             43.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              1.00%             35.6%
12/31/2012                        1.45                 0                 0              1.00%             12.5%
12/31/2011                        1.29                 0                 0              1.00%            -11.1%
12/31/2010                        1.45                 0                 0              1.00%             21.9%
12/31/2009                        1.19                 0                 0              1.00%             43.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.75%             36.0%
12/31/2012                        1.48                 0                 0              0.75%             12.8%
12/31/2011                        1.31                 0                 0              0.75%            -10.8%
12/31/2010                        1.47                 0                 0              0.75%             22.2%
12/31/2009                        1.21                 0                 0              0.75%             44.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.50%             36.3%
12/31/2012                        1.51                 0                 0              0.50%             13.1%
12/31/2011                        1.34                 0                 0              0.50%            -10.6%
12/31/2010                        1.50                 0                 0              0.50%             22.6%
12/31/2009                        1.22                 0                 0              0.50%             44.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.25%             36.7%
12/31/2012                        1.54                 0                 0              0.25%             13.4%
12/31/2011                        1.36                 0                 0              0.25%            -10.4%
12/31/2010                        1.52                 0                 0              0.25%             22.9%
12/31/2009                        1.24                 0                 0              0.25%             44.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              0.00%             37.0%
12/31/2012                        1.57                 0                 0              0.00%             13.7%
12/31/2011                        1.39                 0                 0              0.00%            -10.2%
12/31/2010                        1.54                 0                 0              0.00%             23.2%
12/31/2009                        1.25                 0                 0              0.00%             45.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     LORD ABBETT SMALL CAP VALUE INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.34
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.25%             32.4%
12/31/2012                        1.01                 0                 0              1.25%              0.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             32.8%
12/31/2012                        1.01                 0                 0              1.00%              1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.75%             33.1%
12/31/2012                        1.01                 0                 0              0.75%              1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             33.4%
12/31/2012                        1.01                 0                 0              0.50%              1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             33.8%
12/31/2012                        1.01                 0                 0              0.25%              1.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             34.1%
12/31/2012                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT DEVELOPING GROWTH P CLASS - 544006406

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,016,131   $     2,782,170           120,379
                                                                         ===============   ===============
Receivables: investments sold                                   12,625
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,028,756
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,560,547           922,022   $          2.78
Band 100                                                       107,516            37,849              2.84
Band 75                                                             --                --              2.91
Band 50                                                             --                --              2.97
Band 25                                                             --                --              3.04
Band 0                                                         360,693           115,991              3.11
                                                       ---------------   ---------------
 Total                                                 $     3,028,756         1,075,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,024)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,024)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,779
Realized gain distributions                                                                        492,523
Net change in unrealized appreciation (depreciation)                                               289,304
                                                                                           ---------------
Net gain (loss)                                                                                    823,606
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       803,582
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,024)  $            (13,570)
Net realized gain (loss)                                                      41,779                 45,087
Realized gain distributions                                                  492,523                107,313
Net change in unrealized appreciation (depreciation)                         289,304                (12,356)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            803,582                126,474
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,233,494                431,833
Cost of units redeemed                                                      (384,298)              (514,098)
Account charges                                                                 (378)                  (334)
                                                                --------------------   --------------------
Increase (decrease)                                                          848,818                (82,599)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,652,400                 43,875
Net assets, beginning                                                      1,376,356              1,332,481
                                                                --------------------   --------------------
Net assets, ending                                              $          3,028,756   $          1,376,356
                                                                ====================   ====================

Units sold                                                                   516,194                243,491
Units redeemed                                                              (193,275)              (288,728)
                                                                --------------------   --------------------
Net increase (decrease)                                                      322,919                (45,237)
Units outstanding, beginning                                                 752,943                798,180
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,075,862                752,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,960,920
Cost of units redeemed/account charges                                                           (3,179,287)
Net investment income (loss)                                                                        (13,744)
Net realized gain (loss)                                                                            242,232
Realized gain distributions                                                                         784,674
Net change in unrealized appreciation (depreciation)                                                233,961
                                                                                       --------------------
Net assets                                                                             $          3,028,756
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.78               922   $         2,561              1.25%             55.3%
12/31/2012                        1.79               554               990              1.25%              9.0%
12/31/2011                        1.64               610             1,001              1.25%             -3.0%
12/31/2010                        1.69               382               646              1.25%             34.7%
12/31/2009                        1.25               517               648              1.25%             45.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.84                38   $           108              1.00%             55.7%
12/31/2012                        1.82                49                89              1.00%              9.3%
12/31/2011                        1.67                42                69              1.00%             -2.7%
12/31/2010                        1.72                38                65              1.00%             35.0%
12/31/2009                        1.27                52                65              1.00%             45.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.91                 0   $             0              0.75%             56.1%
12/31/2012                        1.86                 0                 0              0.75%              9.5%
12/31/2011                        1.70                 0                 0              0.75%             -2.5%
12/31/2010                        1.74                 0                 0              0.75%             35.4%
12/31/2009                        1.29                 0                 0              0.75%             45.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.97                 0   $             0              0.50%             56.5%
12/31/2012                        1.90                 0                 0              0.50%              9.8%
12/31/2011                        1.73                 0                 0              0.50%             -2.2%
12/31/2010                        1.77                 0                 0              0.50%             35.7%
12/31/2009                        1.30                 0                 0              0.50%             46.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.04                 0   $             0              0.25%             56.9%
12/31/2012                        1.94                 0                 0              0.25%             10.1%
12/31/2011                        1.76                 0                 0              0.25%             -2.0%
12/31/2010                        1.80               210               378              0.25%             36.1%
12/31/2009                        1.32               165               218              0.25%             46.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.11               116   $           361              0.00%             57.3%
12/31/2012                        1.98               150               297              0.00%             10.4%
12/31/2011                        1.79               146               262              0.00%             -1.7%
12/31/2010                        1.82               230               418              0.00%             36.4%
12/31/2009                        1.34               217               290              0.00%             46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  LORD ABBETT MID CAP STOCK P CLASS - 543919401

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        62,635   $        51,652             2,772
                                                                         ===============   ===============
Receivables: investments sold                                       34
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        62,669
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        62,669            41,037   $          1.53
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $        62,669            41,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           248
Mortality & expense charges                                                                           (585)
                                                                                           ---------------
Net investment income (loss)                                                                          (337)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,935
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 9,658
                                                                                           ---------------
Net gain (loss)                                                                                     11,593
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,256
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (337)  $               (195)
Net realized gain (loss)                                                       1,935                   (293)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           9,658                  3,993
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,256                  3,505
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      32,707                 10,038
Cost of units redeemed                                                        (8,834)               (15,496)
Account charges                                                                   (2)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,871                 (5,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,127                 (1,958)
Net assets, beginning                                                         27,542                 29,500
                                                                --------------------   --------------------
Net assets, ending                                              $             62,669   $             27,542
                                                                ====================   ====================

Units sold                                                                    25,943                  9,075
Units redeemed                                                                (8,122)               (13,974)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,821                 (4,899)
Units outstanding, beginning                                                  23,216                 28,115
                                                                --------------------   --------------------
Units outstanding, ending                                                     41,037                 23,216
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            132,311
Cost of units redeemed/account charges                                                              (87,822)
Net investment income (loss)                                                                         (1,229)
Net realized gain (loss)                                                                              5,891
Realized gain distributions                                                                           2,535
Net change in unrealized appreciation (depreciation)                                                 10,983
                                                                                       --------------------
Net assets                                                                             $             62,669
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                41   $            63              1.25%             28.7%
12/31/2012                        1.19                23                28              1.25%             13.1%
12/31/2011                        1.05                28                30              1.25%             -5.2%
12/31/2010                        1.11                29                32              1.25%             23.9%
12/31/2009                        0.89                12                11              1.25%             25.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              1.00%             29.0%
12/31/2012                        1.21                 0                 0              1.00%             13.3%
12/31/2011                        1.07                 0                 0              1.00%             -5.0%
12/31/2010                        1.12                 0                 0              1.00%             24.2%
12/31/2009                        0.91                 0                 0              1.00%             25.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             29.4%
12/31/2012                        1.24                 0                 0              0.75%             13.6%
12/31/2011                        1.09                 0                 0              0.75%             -4.7%
12/31/2010                        1.14                 0                 0              0.75%             24.5%
12/31/2009                        0.92                 0                 0              0.75%             25.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%             29.7%
12/31/2012                        1.26                 0                 0              0.50%             13.9%
12/31/2011                        1.11                 0                 0              0.50%             -4.5%
12/31/2010                        1.16                 0                 0              0.50%             24.8%
12/31/2009                        0.93                 0                 0              0.50%             26.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%             30.0%
12/31/2012                        1.29                 0                 0              0.25%             14.2%
12/31/2011                        1.13                 0                 0              0.25%             -4.3%
12/31/2010                        1.18                 0                 0              0.25%             25.1%
12/31/2009                        0.94                 0                 0              0.25%             26.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.00%             30.3%
12/31/2012                        1.31                 0                 0              0.00%             14.5%
12/31/2011                        1.15                 0                 0              0.00%             -4.0%
12/31/2010                        1.19                 0                 0              0.00%             25.4%
12/31/2009                        0.95                 0                 0              0.00%             26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.6%
                2011               0.0%
                2010               0.4%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT DEVELOPING GROWTH R3 CLASS - 544006802

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,476,724   $     2,162,705            97,348
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,144)
                                                       ---------------
Net assets                                             $     2,475,580
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,440,116         1,445,197   $          1.69
Band 100                                                        35,464            20,685              1.71
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $     2,475,580         1,465,882
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (25,169)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,169)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            94,639
Realized gain distributions                                                                        421,259
Net change in unrealized appreciation (depreciation)                                               382,694
                                                                                           ---------------
Net gain (loss)                                                                                    898,592
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       873,423
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,169)  $            (22,436)
Net realized gain (loss)                                                      94,639                 (3,250)
Realized gain distributions                                                  421,259                140,102
Net change in unrealized appreciation (depreciation)                         382,694                 32,725
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            873,423                147,141
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     825,672                645,084
Cost of units redeemed                                                      (967,076)              (573,910)
Account charges                                                               (3,458)                (2,874)
                                                                --------------------   --------------------
Increase (decrease)                                                         (144,862)                68,300
                                                                --------------------   --------------------
Net increase (decrease)                                                      728,561                215,441
Net assets, beginning                                                      1,747,019              1,531,578
                                                                --------------------   --------------------
Net assets, ending                                              $          2,475,580   $          1,747,019
                                                                ====================   ====================

Units sold                                                                   605,136                606,297
Units redeemed                                                              (743,007)              (532,908)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (137,871)                73,389
Units outstanding, beginning                                               1,603,753              1,530,364
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,465,882              1,603,753
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,943,609
Cost of units redeemed/account charges                                                           (3,604,957)
Net investment income (loss)                                                                        (68,216)
Net realized gain (loss)                                                                            244,568
Realized gain distributions                                                                         646,557
Net change in unrealized appreciation (depreciation)                                                314,019
                                                                                       --------------------
Net assets                                                                             $          2,475,580
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69             1,445   $         2,440              1.25%             55.0%
12/31/2012                        1.09             1,583             1,724              1.25%              8.8%
12/31/2011                        1.00             1,530             1,532              1.25%             -3.0%
12/31/2010                        1.03               794               819              1.25%             34.6%
12/31/2009                        0.77               152               117              1.25%             45.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                21   $            35              1.00%             55.4%
12/31/2012                        1.10                21                23              1.00%              9.1%
12/31/2011                        1.01                 0                 0              1.00%             -2.8%
12/31/2010                        1.04                 0                 0              1.00%             34.9%
12/31/2009                        0.77                 0                 0              1.00%             45.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.75%             55.8%
12/31/2012                        1.12                 0                 0              0.75%              9.4%
12/31/2011                        1.02                 0                 0              0.75%             -2.5%
12/31/2010                        1.05                 0                 0              0.75%             35.3%
12/31/2009                        0.78                 0                 0              0.75%             45.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.50%             56.2%
12/31/2012                        1.13                 0                 0              0.50%              9.7%
12/31/2011                        1.03                 0                 0              0.50%             -2.3%
12/31/2010                        1.06                 0                 0              0.50%             35.6%
12/31/2009                        0.78                 0                 0              0.50%             46.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.25%             56.6%
12/31/2012                        1.15                 0                 0              0.25%              9.9%
12/31/2011                        1.04                 0                 0              0.25%             -2.1%
12/31/2010                        1.06                 0                 0              0.25%             35.9%
12/31/2009                        0.78                 0                 0              0.25%             46.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.00%             57.0%
12/31/2012                        1.16                 0                 0              0.00%             10.2%
12/31/2011                        1.05                 0                 0              0.00%             -1.8%
12/31/2010                        1.07                 0                 0              0.00%             36.3%
12/31/2009                        0.79                 0                 0              0.00%             46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 LORD ABBETT MID CAP STOCK R3 CLASS - 543919807

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       185,907   $       140,459             8,066
                                                                         ===============   ===============
Receivables: investments sold                                       99
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       186,006
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       186,006            85,142   $          2.18
Band 100                                                            --                --              2.21
Band 75                                                             --                --              2.24
Band 50                                                             --                --              2.26
Band 25                                                             --                --              2.29
Band 0                                                              --                --              2.32
                                                       ---------------   ---------------
 Total                                                 $       186,006            85,142
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           515
Mortality & expense charges                                                                         (1,723)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,208)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,351
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                34,027
                                                                                           ---------------
Net gain (loss)                                                                                     35,378
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        34,170
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,208)  $               (833)
Net realized gain (loss)                                                       1,351                    953
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          34,027                 12,767
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,170                 12,887
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      47,564                111,194
Cost of units redeemed                                                        (6,402)               (70,677)
Account charges                                                                  (71)                   (24)
                                                                --------------------   --------------------
Increase (decrease)                                                           41,091                 40,493
                                                                --------------------   --------------------
Net increase (decrease)                                                       75,261                 53,380
Net assets, beginning                                                        110,745                 57,365
                                                                --------------------   --------------------
Net assets, ending                                              $            186,006   $            110,745
                                                                ====================   ====================

Units sold                                                                    23,545                 71,851
Units redeemed                                                                (3,518)               (44,819)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,027                 27,032
Units outstanding, beginning                                                  65,115                 38,083
                                                                --------------------   --------------------
Units outstanding, ending                                                     85,142                 65,115
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            218,354
Cost of units redeemed/account charges                                                              (78,699)
Net investment income (loss)                                                                         (2,361)
Net realized gain (loss)                                                                              3,264
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 45,448
                                                                                       --------------------
Net assets                                                                             $            186,006
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                85   $           186              1.25%             28.5%
12/31/2012                        1.70                65               111              1.25%             12.9%
12/31/2011                        1.51                38                57              1.25%             -5.3%
12/31/2010                        1.59                 5                 8              1.25%             23.8%
12/31/2009                        1.28                 0                 0              1.25%             28.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.21                 0   $             0              1.00%             28.8%
12/31/2012                        1.72                 0                 0              1.00%             13.2%
12/31/2011                        1.52                 0                 0              1.00%             -5.1%
12/31/2010                        1.60                 0                 0              1.00%             24.1%
12/31/2009                        1.29                 0                 0              1.00%             28.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24                 0   $             0              0.75%             29.1%
12/31/2012                        1.73                 0                 0              0.75%             13.5%
12/31/2011                        1.53                 0                 0              0.75%             -4.8%
12/31/2010                        1.60                 0                 0              0.75%             24.4%
12/31/2009                        1.29                 0                 0              0.75%             28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.26                 0   $             0              0.50%             29.4%
12/31/2012                        1.75                 0                 0              0.50%             13.8%
12/31/2011                        1.54                 0                 0              0.50%             -4.6%
12/31/2010                        1.61                 0                 0              0.50%             24.8%
12/31/2009                        1.29                 0                 0              0.50%             29.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              0.25%             29.7%
12/31/2012                        1.76                 0                 0              0.25%             14.0%
12/31/2011                        1.55                 0                 0              0.25%             -4.3%
12/31/2010                        1.62                 0                 0              0.25%             25.1%
12/31/2009                        1.29                 0                 0              0.25%             29.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.00%             30.1%
12/31/2012                        1.78                 0                 0              0.00%             14.3%
12/31/2011                        1.56                 0                 0              0.00%             -4.1%
12/31/2010                        1.62                 0                 0              0.00%             25.4%
12/31/2009                        1.30                 0                 0              0.00%             29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.8%
                2011               0.0%
                2010               0.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           LORD ABBETT CALIBRATED DIVIDEND GROWTH R3 CLASS - 543913776

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        92,515   $        93,352             5,952
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,021)
                                                       ---------------
Net assets                                             $        91,494
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        80,387            75,289   $          1.07
Band 100                                                        11,107            10,397              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $        91,494            85,686
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           280
Mortality & expense charges                                                                           (128)
                                                                                           ---------------
Net investment income (loss)                                                                           152
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (62)
Realized gain distributions                                                                          2,085
Net change in unrealized appreciation (depreciation)                                                  (837)
                                                                                           ---------------
Net gain (loss)                                                                                      1,186
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,338
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                152   $                 --
Net realized gain (loss)                                                         (62)                    --
Realized gain distributions                                                    2,085                     --
Net change in unrealized appreciation (depreciation)                            (837)                    --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,338                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     107,342                     --
Cost of units redeemed                                                       (17,178)                    --
Account charges                                                                   (8)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           90,156                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,494                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             91,494   $                 --
                                                                ====================   ====================

Units sold                                                                   102,077                     --
Units redeemed                                                               (16,391)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       85,686                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     85,686                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            107,342
Cost of units redeemed/account charges                                                              (17,186)
Net investment income (loss)                                                                            152
Net realized gain (loss)                                                                                (62)
Realized gain distributions                                                                           2,085
Net change in unrealized appreciation (depreciation)                                                   (837)
                                                                                       --------------------
Net assets                                                                             $             91,494
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                75   $            80              1.25%              6.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                10   $            11              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%              6.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%              6.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%              7.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH OPPORTUNITIES R3 CLASS - 54400R806

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       151,866   $       144,542             6,873
                                                                         ===============   ===============
Receivables: investments sold                                      114
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       151,980
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       151,675           103,780   $          1.46
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.55
Band 0                                                             305               193              1.58
                                                       ---------------   ---------------
 Total                                                 $       151,980           103,973
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,420)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,420)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,330
Realized gain distributions                                                                         25,616
Net change in unrealized appreciation (depreciation)                                                 9,635
                                                                                           ---------------
Net gain (loss)                                                                                     60,581
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        58,161
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,420)  $             (1,607)
Net realized gain (loss)                                                      25,330                (17,691)
Realized gain distributions                                                   25,616                     34
Net change in unrealized appreciation (depreciation)                           9,635                 32,201
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             58,161                 12,937
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,637                157,872
Cost of units redeemed                                                      (133,743)              (107,177)
Account charges                                                                 (243)                  (156)
                                                                --------------------   --------------------
Increase (decrease)                                                          (76,349)                50,539
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,188)                63,476
Net assets, beginning                                                        170,168                106,692
                                                                --------------------   --------------------
Net assets, ending                                              $            151,980   $            170,168
                                                                ====================   ====================

Units sold                                                                    44,386                164,635
Units redeemed                                                               (97,904)              (117,921)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,518)                46,714
Units outstanding, beginning                                                 157,491                110,777
                                                                --------------------   --------------------
Units outstanding, ending                                                    103,973                157,491
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            997,923
Cost of units redeemed/account charges                                                             (964,705)
Net investment income (loss)                                                                         (7,534)
Net realized gain (loss)                                                                             76,741
Realized gain distributions                                                                          42,231
Net change in unrealized appreciation (depreciation)                                                  7,324
                                                                                       --------------------
Net assets                                                                             $            151,980
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               104   $           152              1.25%             35.3%
12/31/2012                        1.08               157               170              1.25%             12.2%
12/31/2011                        0.96               111               106              1.25%            -11.3%
12/31/2010                        1.09               243               263              1.25%             21.5%
12/31/2009                        0.89                 2                 2              1.25%             43.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              1.00%             35.6%
12/31/2012                        1.09                 0                 0              1.00%             12.5%
12/31/2011                        0.97                 0                 0              1.00%            -11.1%
12/31/2010                        1.09                 0                 0              1.00%             21.8%
12/31/2009                        0.90                 0                 0              1.00%             43.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.75%             36.0%
12/31/2012                        1.11                 0                 0              0.75%             12.8%
12/31/2011                        0.98                 0                 0              0.75%            -10.8%
12/31/2010                        1.10                 0                 0              0.75%             22.1%
12/31/2009                        0.90                 0                 0              0.75%             44.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.50%             36.3%
12/31/2012                        1.12                 0                 0              0.50%             13.0%
12/31/2011                        0.99                 0                 0              0.50%            -10.6%
12/31/2010                        1.11                 0                 0              0.50%             22.4%
12/31/2009                        0.91                 0                 0              0.50%             44.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.25%             36.6%
12/31/2012                        1.14                 0                 0              0.25%             13.3%
12/31/2011                        1.00                 0                 0              0.25%            -10.4%
12/31/2010                        1.12                 0                 0              0.25%             22.7%
12/31/2009                        0.91                 0                 0              0.25%             44.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.00%             37.0%
12/31/2012                        1.15                 0                 0              0.00%             13.6%
12/31/2011                        1.01                 0                 0              0.00%            -10.2%
12/31/2010                        1.13                 1                 1              0.00%             23.0%
12/31/2009                        0.92                 0                 0              0.00%             45.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT SMALL CAP VALUE R3 CLASS - 543913719

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       241,730   $       235,116             7,311
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,188)
                                                       ---------------
Net assets                                             $       240,542
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       240,542           113,560   $          2.12
Band 100                                                            --                --              2.14
Band 75                                                             --                --              2.17
Band 50                                                             --                --              2.19
Band 25                                                             --                --              2.22
Band 0                                                              --                --              2.25
                                                       ---------------   ---------------
 Total                                                 $       240,542           113,560
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,678)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,678)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,737
Realized gain distributions                                                                         53,341
Net change in unrealized appreciation (depreciation)                                                (3,696)
                                                                                           ---------------
Net gain (loss)                                                                                     79,382
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        75,704
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,678)  $             (1,855)
Net realized gain (loss)                                                      29,737                  2,092
Realized gain distributions                                                   53,341                  6,243
Net change in unrealized appreciation (depreciation)                          (3,696)                15,394
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             75,704                 21,874
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      48,172                 71,508
Cost of units redeemed                                                      (162,882)               (59,718)
Account charges                                                                 (445)                  (570)
                                                                --------------------   --------------------
Increase (decrease)                                                         (115,155)                11,220
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,451)                33,094
Net assets, beginning                                                        279,993                246,899
                                                                --------------------   --------------------
Net assets, ending                                              $            240,542   $            279,993
                                                                ====================   ====================

Units sold                                                                    25,931                 46,389
Units redeemed                                                               (86,257)               (39,750)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,326)                 6,639
Units outstanding, beginning                                                 173,886                167,247
                                                                --------------------   --------------------
Units outstanding, ending                                                    113,560                173,886
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            424,568
Cost of units redeemed/account charges                                                             (280,614)
Net investment income (loss)                                                                         (8,585)
Net realized gain (loss)                                                                             38,975
Realized gain distributions                                                                          59,584
Net change in unrealized appreciation (depreciation)                                                  6,614
                                                                                       --------------------
Net assets                                                                             $            240,542
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12               114   $           241              1.25%             31.8%
12/31/2012                        1.61               167               268              1.25%              9.0%
12/31/2011                        1.47               162               239              1.25%             -6.0%
12/31/2010                        1.57                91               142              1.25%             24.4%
12/31/2009                        1.26                 1                 1              1.25%             26.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              1.00%             32.1%
12/31/2012                        1.62                 0                 0              1.00%              9.2%
12/31/2011                        1.48                 0                 0              1.00%             -5.8%
12/31/2010                        1.58                 0                 0              1.00%             24.7%
12/31/2009                        1.26                 0                 0              1.00%             26.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.75%             32.5%
12/31/2012                        1.64                 0                 0              0.75%              9.5%
12/31/2011                        1.49                 0                 0              0.75%             -5.5%
12/31/2010                        1.58                 0                 0              0.75%             25.1%
12/31/2009                        1.26                 0                 0              0.75%             26.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.50%             32.8%
12/31/2012                        1.65                 0                 0              0.50%              9.8%
12/31/2011                        1.50                 0                 0              0.50%             -5.3%
12/31/2010                        1.59                 0                 0              0.50%             25.4%
12/31/2009                        1.27                 0                 0              0.50%             26.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              0.25%             33.1%
12/31/2012                        1.67                 0                 0              0.25%             10.1%
12/31/2011                        1.51                 0                 0              0.25%             -5.0%
12/31/2010                        1.60                 0                 0              0.25%             25.7%
12/31/2009                        1.27                 0                 0              0.25%             26.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.25                 0   $             0              0.00%             33.5%
12/31/2012                        1.68                 7                12              0.00%             10.3%
12/31/2011                        1.52                 5                 8              0.00%             -4.8%
12/31/2010                        1.60                 0                 0              0.00%             26.0%
12/31/2009                        1.27                 0                 0              0.00%             27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.5%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY R3 CLASS - 543915540

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,548,617   $     1,539,354           101,986
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,536)
                                                       ---------------
Net assets                                             $     1,544,081
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,080,399           789,689   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                         463,682           328,397              1.41
                                                       ---------------   ---------------
 Total                                                 $     1,544,081         1,118,086
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,835
Mortality & expense charges                                                                         (7,561)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,726)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,479
Realized gain distributions                                                                        227,264
Net change in unrealized appreciation (depreciation)                                               (10,622)
                                                                                           ---------------
Net gain (loss)                                                                                    246,121
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       240,395
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,726)  $             (2,756)
Net realized gain (loss)                                                      29,479                 15,327
Realized gain distributions                                                  227,264                  4,051
Net change in unrealized appreciation (depreciation)                         (10,622)                13,431
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            240,395                 30,053
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,181,533                299,219
Cost of units redeemed                                                      (153,691)              (418,798)
Account charges                                                                 (786)                  (281)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,027,056               (119,860)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,267,451                (89,807)
Net assets, beginning                                                        276,630                366,437
                                                                --------------------   --------------------
Net assets, ending                                              $          1,544,081   $            276,630
                                                                ====================   ====================

Units sold                                                                   994,762                345,710
Units redeemed                                                              (149,238)              (467,204)
                                                                --------------------   --------------------
Net increase (decrease)                                                      845,524               (121,494)
Units outstanding, beginning                                                 272,562                394,056
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,118,086                272,562
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,875,453
Cost of units redeemed/account charges                                                             (609,095)
Net investment income (loss)                                                                         (8,711)
Net realized gain (loss)                                                                             44,511
Realized gain distributions                                                                         232,660
Net change in unrealized appreciation (depreciation)                                                  9,263
                                                                                       --------------------
Net assets                                                                             $          1,544,081
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37               790   $         1,080              1.25%             34.8%
12/31/2012                        1.01               273               277              1.25%              9.1%
12/31/2011                        0.93               394               366              1.25%             -7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             35.1%
12/31/2012                        1.02                 0                 0              1.00%              9.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             35.5%
12/31/2012                        1.02                 0                 0              0.75%              9.7%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.50%             35.8%
12/31/2012                        1.03                 0                 0              0.50%             10.0%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             36.2%
12/31/2012                        1.03                 0                 0              0.25%             10.2%
12/31/2011                        0.93                 0                 0              0.25%             -6.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41               328   $           464              0.00%             36.5%
12/31/2012                        1.03                 0                 0              0.00%             10.5%
12/31/2011                        0.94                 0                 0              0.00%             -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               0.6%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT VALUE OPPORTUNITIES R3 CLASS - 54400A803

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,975,440   $     1,744,485            97,986
                                                                         ===============   ===============
Receivables: investments sold                                   16,622
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,992,062
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,812,617         1,057,555   $          1.71
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.78
Band 0                                                         179,445            99,542              1.80
                                                       ---------------   ---------------
 Total                                                 $     1,992,062         1,157,097
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (17,726)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,726)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            87,880
Realized gain distributions                                                                        160,648
Net change in unrealized appreciation (depreciation)                                               184,121
                                                                                           ---------------
Net gain (loss)                                                                                    432,649
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       414,923
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,726)  $            (12,089)
Net realized gain (loss)                                                      87,880                 (3,562)
Realized gain distributions                                                  160,648                     --
Net change in unrealized appreciation (depreciation)                         184,121                 85,497
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            414,923                 69,846
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     831,632                713,316
Cost of units redeemed                                                      (432,748)              (331,626)
Account charges                                                               (1,749)                (1,154)
                                                                --------------------   --------------------
Increase (decrease)                                                          397,135                380,536
                                                                --------------------   --------------------
Net increase (decrease)                                                      812,058                450,382
Net assets, beginning                                                      1,180,004                729,622
                                                                --------------------   --------------------
Net assets, ending                                              $          1,992,062   $          1,180,004
                                                                ====================   ====================

Units sold                                                                   689,302                708,285
Units redeemed                                                              (455,232)              (402,590)
                                                                --------------------   --------------------
Net increase (decrease)                                                      234,070                305,695
Units outstanding, beginning                                                 923,027                617,332
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,157,097                923,027
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,416,602
Cost of units redeemed/account charges                                                             (872,125)
Net investment income (loss)                                                                        (36,367)
Net realized gain (loss)                                                                             89,622
Realized gain distributions                                                                         163,375
Net change in unrealized appreciation (depreciation)                                                230,955
                                                                                       --------------------
Net assets                                                                             $          1,992,062
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.71           1,058   $       1,813            1.25%            34.2%
12/31/2012                      1.28             905           1,156            1.25%             8.2%
12/31/2011                      1.18             596             704            1.25%            -5.5%
12/31/2010                      1.25              90             113            1.25%            22.9%
12/31/2009                      1.02               0               0            1.25%             1.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.73               0   $           0            1.00%            34.5%
12/31/2012                      1.29               0               0            1.00%             8.5%
12/31/2011                      1.19               0               0            1.00%            -5.3%
12/31/2010                      1.25               0               0            1.00%            23.2%
12/31/2009                      1.02               0               0            1.00%             1.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.75               0   $           0            0.75%            34.8%
12/31/2012                      1.30               0               0            0.75%             8.7%
12/31/2011                      1.19               0               0            0.75%            -5.0%
12/31/2010                      1.26               0               0            0.75%            23.5%
12/31/2009                      1.02               0               0            0.75%             1.7%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.77               0   $           0            0.50%            35.2%
12/31/2012                      1.31               0               0            0.50%             9.0%
12/31/2011                      1.20               0               0            0.50%            -4.8%
12/31/2010                      1.26               0               0            0.50%            23.8%
12/31/2009                      1.02               0               0            0.50%             1.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.78               0   $           0            0.25%            35.5%
12/31/2012                      1.32               0               0            0.25%             9.3%
12/31/2011                      1.21               0               0            0.25%            -4.6%
12/31/2010                      1.26               0               0            0.25%            24.1%
12/31/2009                      1.02               0               0            0.25%             1.8%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.80             100   $         179            0.00%            35.9%
12/31/2012                      1.33              18              24            0.00%             9.5%
12/31/2011                      1.21              21              26            0.00%            -4.3%
12/31/2010                      1.27               0               0            0.00%            24.4%
12/31/2009                      1.02               0               0            0.00%             1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         MANNING & NAPIER PROBLEND CONSERVATIVE TERM S CLASS - 563821651

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,167,530   $     2,183,602           159,756
                                                                         ===============   ===============
Receivables: investments sold                                    6,759
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,174,289
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,174,289         1,581,056   $          1.38
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $     2,174,289         1,581,056
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        22,633
Mortality & expense charges                                                                        (17,463)
                                                                                           ---------------
Net investment income (loss)                                                                         5,170
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,891
Realized gain distributions                                                                         89,733
Net change in unrealized appreciation (depreciation)                                               (31,557)
                                                                                           ---------------
Net gain (loss)                                                                                     84,067
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        89,237
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,170   $              2,834
Net realized gain (loss)                                                      25,891                  6,243
Realized gain distributions                                                   89,733                 19,942
Net change in unrealized appreciation (depreciation)                         (31,557)                28,973
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             89,237                 57,992
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,696,131                355,836
Cost of units redeemed                                                      (488,307)              (283,993)
Account charges                                                                 (241)                  (224)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,207,583                 71,619
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,296,820                129,611
Net assets, beginning                                                        877,469                747,858
                                                                --------------------   --------------------
Net assets, ending                                              $          2,174,289   $            877,469
                                                                ====================   ====================

Units sold                                                                 1,274,618                304,317
Units redeemed                                                              (371,825)              (246,936)
                                                                --------------------   --------------------
Net increase (decrease)                                                      902,793                 57,381
Units outstanding, beginning                                                 678,263                620,882
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,581,056                678,263
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,039,102
Cost of units redeemed/account charges                                                           (1,030,744)
Net investment income (loss)                                                                         15,168
Net realized gain (loss)                                                                             38,996
Realized gain distributions                                                                         127,839
Net change in unrealized appreciation (depreciation)                                                (16,072)
                                                                                       --------------------
Net assets                                                                             $          2,174,289
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38           1,581   $       2,174            1.25%             6.3%
12/31/2012                      1.29             678             877            1.25%             7.4%
12/31/2011                      1.20             621             748            1.25%             1.3%
12/31/2010                      1.19             230             273            1.25%             8.0%
12/31/2009                      1.10              21              24            1.25%             9.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            1.00%             6.6%
12/31/2012                      1.31               0               0            1.00%             7.7%
12/31/2011                      1.22               0               0            1.00%             1.5%
12/31/2010                      1.20               0               0            1.00%             8.2%
12/31/2009                      1.11               0               0            1.00%             9.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.43               0   $           0            0.75%             6.8%
12/31/2012                      1.33               0               0            0.75%             7.9%
12/31/2011                      1.24               0               0            0.75%             1.8%
12/31/2010                      1.21               0               0            0.75%             8.5%
12/31/2009                      1.12               0               0            0.75%            10.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.45               0   $           0            0.50%             7.1%
12/31/2012                      1.36               0               0            0.50%             8.2%
12/31/2011                      1.25               0               0            0.50%             2.1%
12/31/2010                      1.23               0               0            0.50%             8.8%
12/31/2009                      1.13               0               0            0.50%            10.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48               0   $           0            0.25%             7.4%
12/31/2012                      1.38               0               0            0.25%             8.5%
12/31/2011                      1.27               0               0            0.25%             2.3%
12/31/2010                      1.24               0               0            0.25%             9.0%
12/31/2009                      1.14               0               0            0.25%            10.7%
                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            0.00%             7.6%
12/31/2012                      1.40               0               0            0.00%             8.8%
12/31/2011                      1.29               0               0            0.00%             2.6%
12/31/2010                      1.25               0               0            0.00%             9.3%
12/31/2009                      1.15               0               0            0.00%            10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.5%
      2012          1.6%
      2011          2.4%
      2010          2.9%
      2009          2.0%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MANNING & NAPIER PROBLEND MAXIMUM TERM S CLASS - 563821594

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,071,553   $     1,067,618            42,772
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (220,390)
                                                       ---------------
Net assets                                             $       851,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       851,163           618,923   $          1.38
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       851,163           618,923
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           900
Mortality & expense charges                                                                         (6,651)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,751)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,625
Realized gain distributions                                                                         92,271
Net change in unrealized appreciation (depreciation)                                               (13,992)
                                                                                           ---------------
Net gain (loss)                                                                                    112,904
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       107,153
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,751)  $             (2,185)
Net realized gain (loss)                                                      34,625                  6,801
Realized gain distributions                                                   92,271                  3,879
Net change in unrealized appreciation (depreciation)                         (13,992)                16,330
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            107,153                 24,825
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     929,418                163,350
Cost of units redeemed                                                      (401,375)               (64,335)
Account charges                                                                 (210)                  (176)
                                                                --------------------   --------------------
Increase (decrease)                                                          527,833                 98,839
                                                                --------------------   --------------------
Net increase (decrease)                                                      634,986                123,664
Net assets, beginning                                                        216,177                 92,513
                                                                --------------------   --------------------
Net assets, ending                                              $            851,163   $            216,177
                                                                ====================   ====================

Units sold                                                                   726,581                162,301
Units redeemed                                                              (302,826)               (63,018)
                                                                --------------------   --------------------
Net increase (decrease)                                                      423,755                 99,283
Units outstanding, beginning                                                 195,168                 95,885
                                                                --------------------   --------------------
Units outstanding, ending                                                    618,923                195,168
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,222,282
Cost of units redeemed/account charges                                                             (515,613)
Net investment income (loss)                                                                         (9,456)
Net realized gain (loss)                                                                             53,865
Realized gain distributions                                                                          96,150
Net change in unrealized appreciation (depreciation)                                                  3,935
                                                                                       --------------------
Net assets                                                                             $            851,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38             619   $         851            1.25%            24.2%
12/31/2012                      1.11             195             216            1.25%            14.8%
12/31/2011                      0.96              96              93            1.25%            -8.3%
12/31/2010                      1.05              97             102            1.25%            12.7%
12/31/2009                      0.93              68              63            1.25%            34.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.40               0   $           0            1.00%            24.5%
12/31/2012                      1.12               0               0            1.00%            15.1%
12/31/2011                      0.98               0               0            1.00%            -8.0%
12/31/2010                      1.06               0               0            1.00%            12.9%
12/31/2009                      0.94               0               0            1.00%            34.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.43               0   $           0            0.75%            24.8%
12/31/2012                      1.14               0               0            0.75%            15.4%
12/31/2011                      0.99               0               0            0.75%            -7.8%
12/31/2010                      1.07               0               0            0.75%            13.2%
12/31/2009                      0.95               0               0            0.75%            35.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.45               0   $           0            0.50%            25.1%
12/31/2012                      1.16               0               0            0.50%            15.7%
12/31/2011                      1.00               0               0            0.50%            -7.6%
12/31/2010                      1.09               0               0            0.50%            13.5%
12/31/2009                      0.96               0               0            0.50%            35.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48               0   $           0            0.25%            25.4%
12/31/2012                      1.18               0               0            0.25%            16.0%
12/31/2011                      1.02               0               0            0.25%            -7.3%
12/31/2010                      1.10               0               0            0.25%            13.8%
12/31/2009                      0.96               0               0            0.25%            35.8%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            0.00%            25.7%
12/31/2012                      1.20               0               0            0.00%            16.2%
12/31/2011                      1.03               0               0            0.00%            -7.1%
12/31/2010                      1.11               0               0            0.00%            14.1%
12/31/2009                      0.97               0               0            0.00%            36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.2%
      2012          0.4%
      2011          0.5%
      2010          0.5%
      2009          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MANNING & NAPIER PROBLEND MODERATE TERM S CLASS - 563821776

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,264,351   $    21,382,425         1,576,549
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (113,831)
                                                       ---------------
Net assets                                             $    22,150,520
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,150,520        16,467,809   $          1.35
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $    22,150,520        16,467,809
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       151,243
Mortality & expense charges                                                                       (215,604)
                                                                                           ---------------
Net investment income (loss)                                                                       (64,361)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           250,946
Realized gain distributions                                                                        941,519
Net change in unrealized appreciation (depreciation)                                               663,555
                                                                                           ---------------
Net gain (loss)                                                                                  1,856,020
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,791,659
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (64,361)  $            (16,193)
Net realized gain (loss)                                                     250,946                (16,432)
Realized gain distributions                                                  941,519                318,913
Net change in unrealized appreciation (depreciation)                         663,555                810,177
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,791,659              1,096,465
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,288,198              3,551,591
Cost of units redeemed                                                    (3,115,410)            (1,609,133)
Account charges                                                              (13,500)                (8,643)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,159,288              1,933,815
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,950,947              3,030,280
Net assets, beginning                                                     13,199,573             10,169,293
                                                                --------------------   --------------------
Net assets, ending                                              $         22,150,520   $         13,199,573
                                                                ====================   ====================

Units sold                                                                 8,817,251              3,079,186
Units redeemed                                                            (3,228,232)            (1,414,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,589,019              1,664,736
Units outstanding, beginning                                              10,878,790              9,214,054
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,467,809             10,878,790
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         38,670,190
Cost of units redeemed/account charges                                                          (19,433,251)
Net investment income (loss)                                                                         31,057
Net realized gain (loss)                                                                            272,690
Realized gain distributions                                                                       1,727,908
Net change in unrealized appreciation (depreciation)                                                881,926
                                                                                       --------------------
Net assets                                                                             $         22,150,520
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.35          16,468   $      22,151            1.25%            10.9%
12/31/2012                      1.21          10,879          13,200            1.25%             9.9%
12/31/2011                      1.10           9,214          10,169            1.25%            -1.3%
12/31/2010                      1.12           8,032           8,979            1.25%             9.3%
12/31/2009                      1.02             464             474            1.25%            17.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            1.00%            11.1%
12/31/2012                      1.23               0               0            1.00%            10.2%
12/31/2011                      1.12               0               0            1.00%            -1.0%
12/31/2010                      1.13               0               0            1.00%             9.6%
12/31/2009                      1.03               0               0            1.00%            17.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.75%            11.4%
12/31/2012                      1.25               0               0            0.75%            10.5%
12/31/2011                      1.13               0               0            0.75%            -0.8%
12/31/2010                      1.14               0               0            0.75%             9.9%
12/31/2009                      1.04               0               0            0.75%            18.0%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.42               0   $           0            0.50%            11.7%
12/31/2012                      1.27               0               0            0.50%            10.8%
12/31/2011                      1.15               0               0            0.50%            -0.5%
12/31/2010                      1.15               0               0            0.50%            10.1%
12/31/2009                      1.05               0               0            0.50%            18.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.45               0   $           0            0.25%            12.0%
12/31/2012                      1.29               0               0            0.25%            11.0%
12/31/2011                      1.16               0               0            0.25%            -0.3%
12/31/2010                      1.17               0               0            0.25%            10.4%
12/31/2009                      1.06               0               0            0.25%            18.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.47               0   $           0            0.00%            12.3%
12/31/2012                      1.31               0               0            0.00%            11.3%
12/31/2011                      1.18               0               0            0.00%             0.0%
12/31/2010                      1.18               0               0            0.00%            10.7%
12/31/2009                      1.06               0               0            0.00%            18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.9%
      2012          1.1%
      2011          1.6%
      2010          2.2%
      2009          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MANNING & NAPIER PROBLEND EXTENDED TERM S CLASS - 563821768

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,019,638   $     2,972,144           179,167
                                                                         ===============   ===============
Receivables: investments sold                                  112,207
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,131,845
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,131,845         2,268,424   $          1.38
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $     3,131,845         2,268,424
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,884
Mortality & expense charges                                                                        (18,558)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,674)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,357
Realized gain distributions                                                                        145,544
Net change in unrealized appreciation (depreciation)                                                23,788
                                                                                           ---------------
Net gain (loss)                                                                                    203,689
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       198,015
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,674)  $             (1,307)
Net realized gain (loss)                                                      34,357                 16,747
Realized gain distributions                                                  145,544                 13,656
Net change in unrealized appreciation (depreciation)                          23,788                 16,296
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            198,015                 45,392
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,697,094                194,274
Cost of units redeemed                                                      (217,705)              (177,827)
Account charges                                                                 (448)                  (275)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,478,941                 16,172
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,676,956                 61,564
Net assets, beginning                                                        454,889                393,325
                                                                --------------------   --------------------
Net assets, ending                                              $          3,131,845   $            454,889
                                                                ====================   ====================

Units sold                                                                 2,060,876                172,293
Units redeemed                                                              (171,577)              (159,599)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,889,299                 12,694
Units outstanding, beginning                                                 379,125                366,431
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,268,424                379,125
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,512,890
Cost of units redeemed/account charges                                                             (648,742)
Net investment income (loss)                                                                         (4,808)
Net realized gain (loss)                                                                             37,930
Realized gain distributions                                                                         187,081
Net change in unrealized appreciation (depreciation)                                                 47,494
                                                                                       --------------------
Net assets                                                                             $          3,131,845
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38           2,268   $       3,132            1.25%            15.1%
12/31/2012                      1.20             379             455            1.25%            11.8%
12/31/2011                      1.07             366             393            1.25%            -2.6%
12/31/2010                      1.10             358             395            1.25%            11.5%
12/31/2009                      0.99             291             288            1.25%            22.8%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.41               0   $           0            1.00%            15.4%
12/31/2012                      1.22               0               0            1.00%            12.1%
12/31/2011                      1.09               0               0            1.00%            -2.4%
12/31/2010                      1.11               0               0            1.00%            11.8%
12/31/2009                      1.00               0               0            1.00%            23.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.43               0   $           0            0.75%            15.6%
12/31/2012                      1.24               0               0            0.75%            12.3%
12/31/2011                      1.10               0               0            0.75%            -2.1%
12/31/2010                      1.13               0               0            0.75%            12.0%
12/31/2009                      1.00               0               0            0.75%            23.4%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.46               0   $           0            0.50%            15.9%
12/31/2012                      1.26               0               0            0.50%            12.6%
12/31/2011                      1.12               0               0            0.50%            -1.9%
12/31/2010                      1.14               0               0            0.50%            12.3%
12/31/2009                      1.01               0               0            0.50%            23.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48               0   $           0            0.25%            16.2%
12/31/2012                      1.28               0               0            0.25%            12.9%
12/31/2011                      1.13               0               0            0.25%            -1.7%
12/31/2010                      1.15               0               0            0.25%            12.6%
12/31/2009                      1.02               0               0            0.25%            24.0%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.51               0   $           0            0.00%            16.5%
12/31/2012                      1.30               0               0            0.00%            13.2%
12/31/2011                      1.15               0               0            0.00%            -1.4%
12/31/2010                      1.16               0               0            0.00%            12.9%
12/31/2009                      1.03               0               0            0.00%            24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.7%
      2012          0.9%
      2011          1.3%
      2010          1.3%
      2009          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     BMO MID CAP GROWTH Y CLASS - 09658L729

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,821,618   $     1,616,927            80,229
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,023)
                                                       ---------------
Net assets                                             $     1,819,595
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,819,595         1,254,047   $          1.45
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $     1,819,595         1,254,047
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,666)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,666)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            58,030
Realized gain distributions                                                                        214,765
Net change in unrealized appreciation (depreciation)                                               142,547
                                                                                           ---------------
Net gain (loss)                                                                                    415,342
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       394,676
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2013 *     DECEMBER 31, 2012 *
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,666)   $            (20,663)
Net realized gain (loss)                                                      58,030                  30,249
Realized gain distributions                                                  214,765                  88,525
Net change in unrealized appreciation (depreciation)                         142,547                 131,716
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            394,676                 229,827
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     353,622                  82,870
Cost of units redeemed                                                      (444,813)               (327,978)
Account charges                                                                 (514)                   (275)
                                                                --------------------    --------------------
Increase (decrease)                                                          (91,705)               (245,383)
                                                                --------------------    --------------------
Net increase (decrease)                                                      302,971                 (15,556)
Net assets, beginning                                                      1,516,624               1,532,180
                                                                --------------------    --------------------
Net assets, ending                                              $          1,819,595    $          1,516,624
                                                                ====================    ====================

Units sold                                                                   276,005                 273,670
Units redeemed                                                              (351,789)               (495,500)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (75,784)               (221,830)
Units outstanding, beginning                                               1,329,831               1,551,661
                                                                --------------------    --------------------
Units outstanding, ending                                                  1,254,047               1,329,831
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,810,324
Cost of units redeemed/account charges                                                           (1,548,880)
Net investment income (loss)                                                                        (58,423)
Net realized gain (loss)                                                                            108,593
Realized gain distributions                                                                         303,290
Net change in unrealized appreciation (depreciation)                                                204,691
                                                                                       --------------------
Net assets                                                                             $          1,819,595
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45             1,254   $         1,820              1.25%             27.2%
12/31/2012                        1.14             1,330             1,517              1.25%             15.5%
12/31/2011                        0.99             1,552             1,532              1.25%             -4.3%
12/31/2010                        1.03               707               729              1.25%             29.7%
12/31/2009                        0.80                25                20              1.25%             32.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.00%             27.5%
12/31/2012                        1.16                 0                 0              1.00%             15.8%
12/31/2011                        1.00                 0                 0              1.00%             -4.0%
12/31/2010                        1.04                 0                 0              1.00%             30.0%
12/31/2009                        0.80                 0                 0              1.00%             32.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.75%             27.9%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -3.8%
12/31/2010                        1.05                 0                 0              0.75%             30.3%
12/31/2009                        0.80                 0                 0              0.75%             32.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.50%             28.2%
12/31/2012                        1.19                 0                 0              0.50%             16.4%
12/31/2011                        1.02                 0                 0              0.50%             -3.6%
12/31/2010                        1.06                 0                 0              0.50%             30.6%
12/31/2009                        0.81                 0                 0              0.50%             33.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.25%             28.5%
12/31/2012                        1.20                 0                 0              0.25%             16.7%
12/31/2011                        1.03                 0                 0              0.25%             -3.3%
12/31/2010                        1.06                 0                 0              0.25%             31.0%
12/31/2009                        0.81                 0                 0              0.25%             33.3%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.00%             28.8%
12/31/2012                        1.22                 0                 0              0.00%             17.0%
12/31/2011                        1.04                 0                 0              0.00%             -3.1%
12/31/2010                        1.07                 0                 0              0.00%             31.3%
12/31/2009                        0.82                 0                 0              0.00%             33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      BMO MID CAP VALUE Y CLASS - 09658L695

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       280,351   $       273,572            17,347
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (370)
                                                       ---------------
Net assets                                             $       279,981
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       279,981           187,888   $          1.49
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $       279,981           187,888
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           653
Mortality & expense charges                                                                         (2,613)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,960)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,831
Realized gain distributions                                                                         24,950
Net change in unrealized appreciation (depreciation)                                                   258
                                                                                           ---------------
Net gain (loss)                                                                                     61,039
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        59,079
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2013 *     DECEMBER 31, 2012 *
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,960)   $               (646)
Net realized gain (loss)                                                      35,831                     211
Realized gain distributions                                                   24,950                   5,293
Net change in unrealized appreciation (depreciation)                             258                  12,113
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             59,079                  16,971
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     113,830                  19,052
Cost of units redeemed                                                       (14,072)                 (6,436)
Account charges                                                                  (45)                    (46)
                                                                --------------------    --------------------
Increase (decrease)                                                           99,713                  12,570
                                                                --------------------    --------------------
Net increase (decrease)                                                      158,792                  29,541
Net assets, beginning                                                        121,189                  91,648
                                                                --------------------    --------------------
Net assets, ending                                              $            279,981    $            121,189
                                                                ====================    ====================

Units sold                                                                   211,428                  18,706
Units redeemed                                                              (134,771)                 (6,408)
                                                                --------------------    --------------------
Net increase (decrease)                                                       76,657                  12,298
Units outstanding, beginning                                                 111,231                  98,933
                                                                --------------------    --------------------
Units outstanding, ending                                                    187,888                 111,231
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            240,290
Cost of units redeemed/account charges                                                              (31,844)
Net investment income (loss)                                                                         (3,079)
Net realized gain (loss)                                                                             37,592
Realized gain distributions                                                                          30,243
Net change in unrealized appreciation (depreciation)                                                  6,779
                                                                                       --------------------
Net assets                                                                             $            279,981
                                                                                       ====================

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               188   $           280              1.25%             36.8%
12/31/2012                        1.09               111               121              1.25%             17.6%
12/31/2011                        0.93                99                92              1.25%             -8.0%
12/31/2010                        1.01                69                70              1.25%             20.2%
12/31/2009                        0.84                 5                 5              1.25%             34.9%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              1.00%             37.1%
12/31/2012                        1.10                 0                 0              1.00%             17.9%
12/31/2011                        0.94                 0                 0              1.00%             -7.7%
12/31/2010                        1.01                 0                 0              1.00%             20.5%
12/31/2009                        0.84                 0                 0              1.00%             35.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             37.5%
12/31/2012                        1.12                 0                 0              0.75%             18.2%
12/31/2011                        0.95                 0                 0              0.75%             -7.5%
12/31/2010                        1.02                 0                 0              0.75%             20.8%
12/31/2009                        0.85                 0                 0              0.75%             35.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.50%             37.8%
12/31/2012                        1.13                 0                 0              0.50%             18.5%
12/31/2011                        0.96                 0                 0              0.50%             -7.3%
12/31/2010                        1.03                 0                 0              0.50%             21.1%
12/31/2009                        0.85                 0                 0              0.50%             36.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.25%             38.1%
12/31/2012                        1.15                 0                 0              0.25%             18.8%
12/31/2011                        0.97                 0                 0              0.25%             -7.1%
12/31/2010                        1.04                 0                 0              0.25%             21.4%
12/31/2009                        0.86                 0                 0              0.25%             36.3%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.00%             38.5%
12/31/2012                        1.16                 0                 0              0.00%             19.1%
12/31/2011                        0.98                 0                 0              0.00%             -6.8%
12/31/2010                        1.05                 0                 0              0.00%             21.7%
12/31/2009                        0.86                 0                 0              0.00%             36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          0.7%
      2011          0.5%
      2010          0.8%
      2009          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    BMO SMALL CAP GROWTH Y CLASS - 09658L612

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,038,881   $    11,247,240           581,337
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (45,994)
                                                       ---------------
Net assets                                             $    12,992,887
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,404,177         7,768,663   $          1.60
Band 100                                                         3,909             2,411              1.62
Band 75                                                             --                --              1.65
Band 50                                                        233,100           139,422              1.67
Band 25                                                             --                --              1.70
Band 0                                                         351,701           204,010              1.72
                                                       ---------------   ---------------
 Total                                                 $    12,992,887         8,114,506
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (120,737)
                                                                                           ---------------
Net investment income (loss)                                                                      (120,737)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           136,779
Realized gain distributions                                                                      1,445,323
Net change in unrealized appreciation (depreciation)                                             1,871,966
                                                                                           ---------------
Net gain (loss)                                                                                  3,454,068
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,333,331
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2013 *     DECEMBER 31, 2012 *
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (120,737)   $            (85,947)
Net realized gain (loss)                                                     136,779                  29,872
Realized gain distributions                                                1,445,323                 510,714
Net change in unrealized appreciation (depreciation)                       1,871,966                 252,883
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                          3,333,331                 707,522
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,888,075               1,769,524
Cost of units redeemed                                                    (1,678,789)             (1,634,701)
Account charges                                                               (1,553)                 (1,326)
                                                                --------------------    --------------------
Increase (decrease)                                                        2,207,733                 133,497
                                                                --------------------    --------------------
Net increase (decrease)                                                    5,541,064                 841,019
Net assets, beginning                                                      7,451,823               6,610,804
                                                                --------------------    --------------------
Net assets, ending                                              $         12,992,887    $          7,451,823
                                                                ====================    ====================

Units sold                                                                 2,862,984               1,617,132
Units redeemed                                                            (1,287,673)             (1,503,436)
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,575,311                 113,696
Units outstanding, beginning                                               6,539,195               6,425,499
                                                                --------------------    --------------------
Units outstanding, ending                                                  8,114,506               6,539,195
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,086,160
Cost of units redeemed/account charges                                                           (6,313,022)
Net investment income (loss)                                                                       (294,151)
Net realized gain (loss)                                                                            366,070
Realized gain distributions                                                                       2,356,189
Net change in unrealized appreciation (depreciation)                                              1,791,641
                                                                                       --------------------
Net assets                                                                             $         12,992,887
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60             7,769   $        12,404              1.25%              40.5%
12/31/2012                        1.14             6,217             7,066              1.25%              10.7%
12/31/2011                        1.03             6,155             6,322              1.25%              -5.0%
12/31/2010                        1.08             3,402             3,679              1.25%              33.9%
12/31/2009                        0.81                30                24              1.25%              45.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 2   $             4              1.00%              40.8%
12/31/2012                        1.15                 0                 0              1.00%              10.9%
12/31/2011                        1.04                 0                 0              1.00%              -4.8%
12/31/2010                        1.09                 0                 0              1.00%              34.2%
12/31/2009                        0.81                 0                 0              1.00%              45.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%              41.2%
12/31/2012                        1.17                 0                 0              0.75%              11.2%
12/31/2011                        1.05                 0                 0              0.75%              -4.5%
12/31/2010                        1.10                 0                 0              0.75%              34.6%
12/31/2009                        0.82                 0                 0              0.75%              45.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67               139   $           233              0.50%              41.5%
12/31/2012                        1.18               143               169              0.50%              11.5%
12/31/2011                        1.06               142               150              0.50%              -4.3%
12/31/2010                        1.11                10                11              0.50%              34.9%
12/31/2009                        0.82                 0                 0              0.50%              46.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%              41.9%
12/31/2012                        1.20                 0                 0              0.25%              11.8%
12/31/2011                        1.07                 0                 0              0.25%              -4.1%
12/31/2010                        1.12                 0                 0              0.25%              35.3%
12/31/2009                        0.82                 0                 0              0.25%              46.4%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72               204   $           352              0.00%              42.3%
12/31/2012                        1.21               179               217              0.00%              12.1%
12/31/2011                        1.08               129               139              0.00%              -3.8%
12/31/2010                        1.12                10                12              0.00%              35.6%
12/31/2009                        0.83                 0                 0              0.00%              46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,249,441   $     6,482,970           328,086
                                                                         ===============   ===============
Receivables: investments sold                                   48,521
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,297,962
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,297,962         3,068,691   $          3.03
Band 100                                                            --                --              3.11
Band 75                                                             --                --              3.19
Band 50                                                             --                --              3.27
Band 25                                                             --                --              3.36
Band 0                                                              --                --              3.50
                                                       ---------------   ---------------
 Total                                                 $     9,297,962         3,068,691
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        96,661
Mortality & expense charges                                                                       (103,558)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,897)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           343,164
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,038,102
                                                                                           ---------------
Net gain (loss)                                                                                  1,381,266
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,374,369
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,897)  $             (7,447)
Net realized gain (loss)                                                     343,164                202,831
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,038,102              1,206,695
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,374,369              1,402,079
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,952,595              1,505,653
Cost of units redeemed                                                    (1,394,039)            (1,612,294)
Account charges                                                               (1,625)                (1,149)
                                                                --------------------   --------------------
Increase (decrease)                                                          556,931               (107,790)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,931,300              1,294,289
Net assets, beginning                                                      7,366,662              6,072,373
                                                                --------------------   --------------------
Net assets, ending                                              $          9,297,962   $          7,366,662
                                                                ====================   ====================

Units sold                                                                   709,362                638,526
Units redeemed                                                              (509,138)              (682,021)
                                                                --------------------   --------------------
Net increase (decrease)                                                      200,224                (43,495)
Units outstanding, beginning                                               2,868,467              2,911,962
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,068,691              2,868,467
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         17,522,100
Cost of units redeemed/account charges                                                          (12,377,727)
Net investment income (loss)                                                                        (54,930)
Net realized gain (loss)                                                                            (99,531)
Realized gain distributions                                                                       1,541,579
Net change in unrealized appreciation (depreciation)                                              2,766,471
                                                                                       --------------------
Net assets                                                                             $          9,297,962
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.03             3,069   $         9,298              1.25%             18.0%
12/31/2012                        2.57             2,868             7,367              1.25%             23.2%
12/31/2011                        2.09             2,912             6,072              1.25%            -11.3%
12/31/2010                        2.35             2,892             6,800              1.25%             20.6%
12/31/2009                        1.95             2,924             5,703              1.25%             45.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.11                 0   $             0              1.00%             18.3%
12/31/2012                        2.63                 0                 0              1.00%             23.5%
12/31/2011                        2.13                 0                 0              1.00%            -11.1%
12/31/2010                        2.39                 0                 0              1.00%             20.9%
12/31/2009                        1.98                 0                 0              1.00%             46.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.19                 0   $             0              0.75%             18.6%
12/31/2012                        2.69                 0                 0              0.75%             23.8%
12/31/2011                        2.17                 0                 0              0.75%            -10.9%
12/31/2010                        2.44                 0                 0              0.75%             21.2%
12/31/2009                        2.01                 0                 0              0.75%             46.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.27                 0   $             0              0.50%             18.9%
12/31/2012                        2.75                 0                 0              0.50%             24.1%
12/31/2011                        2.22                 0                 0              0.50%            -10.6%
12/31/2010                        2.48                 0                 0              0.50%             21.5%
12/31/2009                        2.04                 0                 0              0.50%             46.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.36                 0   $             0              0.25%             19.2%
12/31/2012                        2.82                 0                 0              0.25%             24.4%
12/31/2011                        2.26                 0                 0              0.25%            -10.4%
12/31/2010                        2.53                 0                 0              0.25%             21.8%
12/31/2009                        2.08                 0                 0              0.25%             47.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.50                 0   $             0              0.00%             19.5%
12/31/2012                        2.93                 0                 0              0.00%             24.7%
12/31/2011                        2.35                 0                 0              0.00%            -10.2%
12/31/2010                        2.62                 0                 0              0.00%             22.1%
12/31/2009                        2.14                 0                 0              0.00%             47.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        32,039   $        28,235             1,008
                                                                         ===============   ===============
Receivables: investments sold                                       12
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        32,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        32,051            24,149   $          1.33
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $        32,051            24,149
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           515
Mortality & expense charges                                                                           (248)
                                                                                           ---------------
Net investment income (loss)                                                                           267
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               102
Realized gain distributions                                                                             93
Net change in unrealized appreciation
(depreciation)                                                                                       3,804
                                                                                           ---------------
Net gain (loss)                                                                                      3,999
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,266
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                267   $                 --
Net realized gain (loss)                                                         102                     --
Realized gain distributions                                                       93                     --
Net change in unrealized appreciation (depreciation)                           3,804                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,266                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,521                     --
Cost of units redeemed                                                          (736)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           27,785                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,051                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             32,051   $                 --
                                                                ====================   ====================

Units sold                                                                    24,747                     --
Units redeemed                                                                  (598)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,149                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,149                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             28,521
Cost of units redeemed/account charges                                                                 (736)
Net investment income (loss)                                                                            267
Net realized gain (loss)                                                                                102
Realized gain distributions                                                                              93
Net change in unrealized appreciation (depreciation)                                                  3,804
                                                                                       --------------------
Net assets                                                                             $             32,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                24   $            32              1.25%             25.5%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              1.00%             25.8%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.75%             26.1%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             26.4%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.25%             26.7%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             27.0%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,999,558   $     2,931,330            89,336
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (533)
                                                       ---------------
Net assets                                             $     2,999,025
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,999,025         2,253,559   $          1.33
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $     2,999,025         2,253,559
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,441
Mortality & expense charges                                                                         (3,499)
                                                                                           ---------------
Net investment income (loss)                                                                        24,942
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               531
Realized gain distributions                                                                          4,218
Net change in unrealized appreciation (depreciation)                                                68,228
                                                                                           ---------------
Net gain (loss)                                                                                     72,977
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        97,919
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,942   $                 --
Net realized gain (loss)                                                         531                     --
Realized gain distributions                                                    4,218                     --
Net change in unrealized appreciation (depreciation)                          68,228                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             97,919                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,492,451                     --
Cost of units redeemed                                                    (2,588,040)                    --
Account charges                                                               (3,305)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,901,106                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,999,025                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,999,025   $                 --
                                                                ====================   ====================

Units sold                                                                 4,240,706                     --
Units redeemed                                                            (1,987,147)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,253,559                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,253,559                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          5,492,451
Cost of units redeemed/account charges                                                           (2,591,345)
Net investment income (loss)                                                                         24,942
Net realized gain (loss)                                                                                531
Realized gain distributions                                                                           4,218
Net change in unrealized appreciation (depreciation)                                                 68,228
                                                                                       --------------------
Net assets                                                                             $          2,999,025
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33             2,254   $         2,999              1.25%             25.8%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              1.00%             26.1%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             26.4%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             26.7%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             27.0%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             27.4%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP GROWTH FUND A CLASS - 552987703

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        91,555   $        54,778             6,711
                                                                         ===============   ===============
Receivables: investments sold                                      118
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        91,673
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        91,673            61,127   $          1.50
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.73
                                                       ---------------   ---------------
 Total                                                 $        91,673            61,127
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (954)
                                                                                           ---------------
Net investment income (loss)                                                                          (954)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               312
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                23,615
                                                                                           ---------------
Net gain (loss)                                                                                     23,927
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        22,973
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (954)  $               (721)
Net realized gain (loss)                                                         312                    926
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          23,615                  7,614
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             22,973                  7,819
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,372                  6,098
Cost of units redeemed                                                          (179)                (4,053)
Account charges                                                                   (7)                   (23)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,186                  2,022
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,159                  9,841
Net assets, beginning                                                         62,514                 52,673
                                                                --------------------   --------------------
Net assets, ending                                              $             91,673   $             62,514
                                                                ====================   ====================

Units sold                                                                     4,924                  5,794
Units redeemed                                                                  (144)                (3,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,780                  1,875
Units outstanding, beginning                                                  56,347                 54,472
                                                                --------------------   --------------------
Units outstanding, ending                                                     61,127                 56,347
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            180,094
Cost of units redeemed/account charges                                                             (134,371)
Net investment income (loss)                                                                         (6,397)
Net realized gain (loss)                                                                             15,570
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 36,777
                                                                                       --------------------
Net assets                                                                             $             91,673
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                61   $            92              1.25%             35.2%
12/31/2012                        1.11                56                63              1.25%             14.7%
12/31/2011                        0.97                54                53              1.25%             -7.3%
12/31/2010                        1.04                53                55              1.25%             27.1%
12/31/2009                        0.82                10                 8              1.25%             39.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              1.00%             35.5%
12/31/2012                        1.14                 0                 0              1.00%             15.0%
12/31/2011                        0.99                 0                 0              1.00%             -7.1%
12/31/2010                        1.06                 0                 0              1.00%             27.4%
12/31/2009                        0.83                 0                 0              1.00%             40.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.75%             35.9%
12/31/2012                        1.16                 0                 0              0.75%             15.3%
12/31/2011                        1.01                 0                 0              0.75%             -6.8%
12/31/2010                        1.08                 0                 0              0.75%             27.7%
12/31/2009                        0.85                 0                 0              0.75%             40.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.50%             36.2%
12/31/2012                        1.19                 0                 0              0.50%             15.6%
12/31/2011                        1.03                 0                 0              0.50%             -6.6%
12/31/2010                        1.10                 0                 0              0.50%             28.1%
12/31/2009                        0.86                 0                 0              0.50%             40.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.25%             36.5%
12/31/2012                        1.22                 0                 0              0.25%             15.9%
12/31/2011                        1.05                 0                 0              0.25%             -6.4%
12/31/2010                        1.12                 0                 0              0.25%             28.4%
12/31/2009                        0.87                 0                 0              0.25%             41.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.00%             36.9%
12/31/2012                        1.27                 0                 0              0.00%             16.2%
12/31/2011                        1.09                 0                 0              0.00%             -6.1%
12/31/2010                        1.16                 0                 0              0.00%             28.7%
12/31/2009                        0.90                 0                 0              0.00%             41.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       MFS VALUE FUND A CLASS - 552983801

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,722,645   $    11,223,580           437,837
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (186,443)
                                                       ---------------
Net assets                                             $    14,536,202
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,178,446         4,937,223   $          2.06
Band 100                                                            --                --              2.12
Band 75                                                             --                --              2.17
Band 50                                                             --                --              2.23
Band 25                                                             --                --              2.28
Band 0                                                       4,357,756         1,828,853              2.38
                                                       ---------------   ---------------
 Total                                                 $    14,536,202         6,766,076
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       204,215
Mortality & expense charges                                                                       (102,479)
                                                                                           ---------------
Net investment income (loss)                                                                       101,736
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           398,138
Realized gain distributions                                                                        253,221
Net change in unrealized appreciation (depreciation)                                             2,665,780
                                                                                           ---------------
Net gain (loss)                                                                                  3,317,139
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,418,875
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            101,736   $             80,231
Net realized gain (loss)                                                     398,138                534,148
Realized gain distributions                                                  253,221                 57,133
Net change in unrealized appreciation (depreciation)                       2,665,780                303,907
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,418,875                975,419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,423,638              4,926,122
Cost of units redeemed                                                    (2,269,269)            (3,768,133)
Account charges                                                              (22,727)               (10,572)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,131,642              1,147,417
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,550,517              2,122,836
Net assets, beginning                                                      7,985,685              5,862,849
                                                                --------------------   --------------------
Net assets, ending                                              $         14,536,202   $          7,985,685
                                                                ====================   ====================

Units sold                                                                 3,025,223              4,834,452
Units redeemed                                                            (1,179,656)            (4,277,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,845,567                556,484
Units outstanding, beginning                                               4,920,509              4,364,025
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,766,076              4,920,509
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         19,114,570
Cost of units redeemed/account charges                                                           (9,417,417)
Net investment income (loss)                                                                        232,728
Net realized gain (loss)                                                                            676,353
Realized gain distributions                                                                         430,903
Net change in unrealized appreciation (depreciation)                                              3,499,065
                                                                                       --------------------
Net assets                                                                             $         14,536,202
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06             4,937   $        10,178              1.25%             33.8%
12/31/2012                        1.54             3,066             4,724              1.25%             14.7%
12/31/2011                        1.34             4,364             5,863              1.25%             -1.4%
12/31/2010                        1.36             3,874             5,281              1.25%             10.0%
12/31/2009                        1.24             2,290             2,837              1.25%             19.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12                 0   $             0              1.00%             34.1%
12/31/2012                        1.58                 0                 0              1.00%             15.0%
12/31/2011                        1.37                 0                 0              1.00%             -1.2%
12/31/2010                        1.39                 0                 0              1.00%             10.3%
12/31/2009                        1.26                 0                 0              1.00%             19.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.75%             34.5%
12/31/2012                        1.61                 0                 0              0.75%             15.3%
12/31/2011                        1.40                 0                 0              0.75%             -1.0%
12/31/2010                        1.41                 0                 0              0.75%             10.6%
12/31/2009                        1.28                 0                 0              0.75%             19.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.50%             34.8%
12/31/2012                        1.65                 0                 0              0.50%             15.6%
12/31/2011                        1.43                 0                 0              0.50%             -0.7%
12/31/2010                        1.44                 0                 0              0.50%             10.9%
12/31/2009                        1.30                 0                 0              0.50%             19.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.28                 0   $             0              0.25%             35.1%
12/31/2012                        1.69                 0                 0              0.25%             15.8%
12/31/2011                        1.46                 0                 0              0.25%             -0.5%
12/31/2010                        1.47                 0                 0              0.25%             11.1%
12/31/2009                        1.32                 0                 0              0.25%             20.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38             1,829   $         4,358              0.00%             35.5%
12/31/2012                        1.76             1,855             3,262              0.00%             16.1%
12/31/2011                        1.51                 0                 0              0.00%             -0.2%
12/31/2010                        1.52                 0                 0              0.00%             11.4%
12/31/2009                        1.36                 0                 0              0.00%             20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.3%
                2011               1.7%
                2010               1.3%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       439,386   $       381,644            15,972
                                                                         ===============   ===============
Receivables: investments sold                                    2,097
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       441,483
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       441,483           282,508   $          1.56
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $       441,483           282,508
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,026
Mortality & expense charges                                                                         (3,869)
                                                                                           ---------------
Net investment income (loss)                                                                           157
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,994
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                40,341
                                                                                           ---------------
Net gain (loss)                                                                                     51,335
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        51,492
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                157   $                 93
Net realized gain (loss)                                                      10,994                    457
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          40,341                 17,851
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,492                 18,401
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     309,223                 68,850
Cost of units redeemed                                                       (50,873)                (3,746)
Account charges                                                                 (216)                  (202)
                                                                --------------------   --------------------
Increase (decrease)                                                          258,134                 64,902
                                                                --------------------   --------------------
Net increase (decrease)                                                      309,626                 83,303
Net assets, beginning                                                        131,857                 48,554
                                                                --------------------   --------------------
Net assets, ending                                              $            441,483   $            131,857
                                                                ====================   ====================

Units sold                                                                   229,768                 57,733
Units redeemed                                                               (46,553)                (3,366)
                                                                --------------------   --------------------
Net increase (decrease)                                                      183,215                 54,367
Units outstanding, beginning                                                  99,293                 44,926
                                                                --------------------   --------------------
Units outstanding, ending                                                    282,508                 99,293
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            427,089
Cost of units redeemed/account charges                                                              (55,363)
Net investment income (loss)                                                                            546
Net realized gain (loss)                                                                             11,469
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 57,742
                                                                                       --------------------
Net assets                                                                             $            441,483
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               283   $           441              1.25%             17.7%
12/31/2012                        1.33                99               132              1.25%             22.9%
12/31/2011                        1.08                45                49              1.25%            -11.6%
12/31/2010                        1.22                 2                 2              1.25%             20.3%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              1.00%             18.0%
12/31/2012                        1.34                 0                 0              1.00%             23.2%
12/31/2011                        1.09                 0                 0              1.00%            -11.3%
12/31/2010                        1.23                 0                 0              1.00%             20.6%
12/31/2009                        1.02                 0                 0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             18.3%
12/31/2012                        1.35                 0                 0              0.75%             23.5%
12/31/2011                        1.09                 0                 0              0.75%            -11.1%
12/31/2010                        1.23                 0                 0              0.75%             20.9%
12/31/2009                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             18.6%
12/31/2012                        1.36                 0                 0              0.50%             23.8%
12/31/2011                        1.10                 0                 0              0.50%            -10.9%
12/31/2010                        1.23                 0                 0              0.50%             21.2%
12/31/2009                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             18.9%
12/31/2012                        1.37                 0                 0              0.25%             24.1%
12/31/2011                        1.10                 0                 0              0.25%            -10.7%
12/31/2010                        1.23                 0                 0              0.25%             21.5%
12/31/2009                        1.02                 0                 0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.00%             19.2%
12/31/2012                        1.38                 0                 0              0.00%             24.4%
12/31/2011                        1.11                 0                 0              0.00%            -10.4%
12/31/2010                        1.24                 0                 0              0.00%             21.8%
12/31/2009                        1.02                 0                 0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.3%
                2011               1.7%
                2010               1.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS NEW DISCOVERY R2 CLASS - 552983173

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       410,690   $       402,116            15,790
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,022)
                                                       ---------------
Net assets                                             $       408,668
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       408,668           297,334   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $       408,668           297,334
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,426)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,426)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,560
Realized gain distributions                                                                         34,999
Net change in unrealized appreciation (depreciation)                                                 5,819
                                                                                           ---------------
Net gain (loss)                                                                                     62,378
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        59,952
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,426)  $               (600)
Net realized gain (loss)                                                      21,560                 (3,565)
Realized gain distributions                                                   34,999                     --
Net change in unrealized appreciation (depreciation)                           5,819                 10,098
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             59,952                  5,933
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     381,229                 41,938
Cost of units redeemed                                                       (98,398)               (16,642)
Account charges                                                                 (202)                   (29)
                                                                --------------------   --------------------
Increase (decrease)                                                          282,629                 25,267
                                                                --------------------   --------------------
Net increase (decrease)                                                      342,581                 31,200
Net assets, beginning                                                         66,087                 34,887
                                                                --------------------   --------------------
Net assets, ending                                              $            408,668   $             66,087
                                                                ====================   ====================

Units sold                                                                   321,399                 43,890
Units redeemed                                                               (90,768)               (19,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                      230,631                 24,768
Units outstanding, beginning                                                  66,703                 41,935
                                                                --------------------   --------------------
Units outstanding, ending                                                    297,334                 66,703
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            459,051
Cost of units redeemed/account charges                                                             (115,277)
Net investment income (loss)                                                                         (3,093)
Net realized gain (loss)                                                                             17,995
Realized gain distributions                                                                          41,418
Net change in unrealized appreciation (depreciation)                                                  8,574
                                                                                       --------------------
Net assets                                                                             $            408,668
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37               297   $           409              1.25%             38.7%
12/31/2012                        0.99                67                66              1.25%             19.1%
12/31/2011                        0.83                42                35              1.25%            -16.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             39.1%
12/31/2012                        0.99                 0                 0              1.00%             19.4%
12/31/2011                        0.83                 0                 0              1.00%            -16.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             39.4%
12/31/2012                        1.00                 0                 0              0.75%             19.7%
12/31/2011                        0.83                 0                 0              0.75%            -16.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             39.8%
12/31/2012                        1.00                 0                 0              0.50%             20.0%
12/31/2011                        0.84                 0                 0              0.50%            -16.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             40.1%
12/31/2012                        1.01                 0                 0              0.25%             20.3%
12/31/2011                        0.84                 0                 0              0.25%            -16.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             40.5%
12/31/2012                        1.01                 0                 0              0.00%             20.6%
12/31/2011                        0.84                 0                 0              0.00%            -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS NEW DISCOVERY R3 CLASS - 55273H742

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       201,788   $       175,981             7,488
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (352)
                                                       ---------------
Net assets                                             $       201,436
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       201,436           145,617   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $       201,436           145,617
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,500)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,500)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,011
Realized gain distributions                                                                         16,463
Net change in unrealized appreciation (depreciation)                                                22,510
                                                                                           ---------------
Net gain (loss)                                                                                     39,984
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        38,484
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,500)  $               (405)
Net realized gain (loss)                                                       1,011                     50
Realized gain distributions                                                   16,463                     --
Net change in unrealized appreciation (depreciation)                          22,510                  5,425
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,484                  5,070
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,708                 21,746
Cost of units redeemed                                                        (3,366)                (1,655)
Account charges                                                                 (552)                  (340)
                                                                --------------------   --------------------
Increase (decrease)                                                          118,790                 19,751
                                                                --------------------   --------------------
Net increase (decrease)                                                      157,274                 24,821
Net assets, beginning                                                         44,162                 19,341
                                                                --------------------   --------------------
Net assets, ending                                              $            201,436   $             44,162
                                                                ====================   ====================

Units sold                                                                   104,271                 23,264
Units redeemed                                                                (3,061)                (2,066)
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,210                 21,198
Units outstanding, beginning                                                  44,407                 23,209
                                                                --------------------   --------------------
Units outstanding, ending                                                    145,617                 44,407
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            182,405
Cost of units redeemed/account charges                                                              (26,116)
Net investment income (loss)                                                                         (1,964)
Net realized gain (loss)                                                                              1,224
Realized gain distributions                                                                          20,080
Net change in unrealized appreciation (depreciation)                                                 25,807
                                                                                       --------------------
Net assets                                                                             $            201,436
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               146   $           201              1.25%             39.1%
12/31/2012                        0.99                44                44              1.25%             19.3%
12/31/2011                        0.83                23                19              1.25%            -16.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             39.4%
12/31/2012                        1.00                 0                 0              1.00%             19.6%
12/31/2011                        0.83                 0                 0              1.00%            -16.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             39.8%
12/31/2012                        1.00                 0                 0              0.75%             19.9%
12/31/2011                        0.84                 0                 0              0.75%            -16.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             40.1%
12/31/2012                        1.01                 0                 0              0.50%             20.2%
12/31/2011                        0.84                 0                 0              0.50%            -16.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             40.5%
12/31/2012                        1.01                 0                 0              0.25%             20.5%
12/31/2011                        0.84                 0                 0              0.25%            -16.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             40.8%
12/31/2012                        1.01                 0                 0              0.00%             20.8%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MASSACHUSETTS INVESTORS GROWTH STOCK R2 CLASS - 575719877

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,711,968   $     5,595,498           301,048
                                                                         ===============   ===============
Receivables: investments sold                                   13,449
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,725,417
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,725,417         3,889,471   $          1.73
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $     6,725,417         3,889,471
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        20,754
Mortality & expense charges                                                                        (65,390)
                                                                                           ---------------
Net investment income (loss)                                                                       (44,636)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           339,580
Realized gain distributions                                                                         68,774
Net change in unrealized appreciation (depreciation)                                               928,967
                                                                                           ---------------
Net gain (loss)                                                                                  1,337,321
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,292,685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (44,636)  $                351
Net realized gain (loss)                                                     339,580                 33,415
Realized gain distributions                                                   68,774                     --
Net change in unrealized appreciation (depreciation)                         928,967                188,999

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,292,685                222,765
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,293,850              4,771,999
Cost of units redeemed                                                    (2,286,115)            (1,994,793)
Account charges                                                               (2,149)                  (307)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,005,586              2,776,899
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,298,271              2,999,664
Net assets, beginning                                                      3,427,146                427,482
                                                                --------------------   --------------------
Net assets, ending                                              $          6,725,417   $          3,427,146
                                                                ====================   ====================

Units sold                                                                 3,032,299              3,780,941
Units redeemed                                                            (1,684,633)            (1,604,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,347,666              2,176,706
Units outstanding, beginning                                               2,541,805                365,099
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,889,471              2,541,805
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,663,088
Cost of units redeemed/account charges                                                           (4,452,636)
Net investment income (loss)                                                                        (44,681)
Net realized gain (loss)                                                                            374,402
Realized gain distributions                                                                          68,774
Net change in unrealized appreciation (depreciation)                                              1,116,470
                                                                                       --------------------
Net assets                                                                             $          6,725,417
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73             3,889   $         6,725              1.25%             28.2%
12/31/2012                        1.35             2,542             3,427              1.25%             15.2%
12/31/2011                        1.17               365               427              1.25%             -0.2%
12/31/2010                        1.17                 0                 0              1.25%             17.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              1.00%             28.6%
12/31/2012                        1.36                 0                 0              1.00%             15.4%
12/31/2011                        1.18                 0                 0              1.00%              0.1%
12/31/2010                        1.17                 0                 0              1.00%             17.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.75%             28.9%
12/31/2012                        1.37                 0                 0              0.75%             15.7%
12/31/2011                        1.18                 0                 0              0.75%              0.3%
12/31/2010                        1.18                 0                 0              0.75%             17.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.50%             29.2%
12/31/2012                        1.37                 0                 0              0.50%             16.0%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.18                 0                 0              0.50%             17.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.25%             29.5%
12/31/2012                        1.38                 0                 0              0.25%             16.3%
12/31/2011                        1.19                 0                 0              0.25%              0.8%
12/31/2010                        1.18                 0                 0              0.25%             18.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.00%             29.9%
12/31/2012                        1.39                 0                 0              0.00%             16.6%
12/31/2011                        1.19                 0                 0              0.00%              1.1%
12/31/2010                        1.18                 0                 0              0.00%             18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               1.2%
                2011               0.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MFS EMERGING MARKETS DEBT R2 CLASS - 552743502 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R2 CLASS - 552986770

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       455,890   $       428,661            21,881
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (760)
                                                       ---------------
Net assets                                             $       455,130
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       455,130           275,996   $          1.65
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.68
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $       455,130           275,996
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,110
Mortality & expense charges                                                                         (4,174)
                                                                                           ---------------
Net investment income (loss)                                                                         4,936
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,122
Realized gain distributions                                                                         18,700
Net change in unrealized appreciation (depreciation)                                                13,276
                                                                                           ---------------
Net gain (loss)                                                                                     46,098
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        51,034
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,936   $              3,770
Net realized gain (loss)                                                      14,122                  6,345
Realized gain distributions                                                   18,700                     98
Net change in unrealized appreciation (depreciation)                          13,276                 14,512
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,034                 24,725
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     263,577                245,299
Cost of units redeemed                                                      (104,128)              (203,828)
Account charges                                                                 (122)                   (97)
                                                                --------------------   --------------------
Increase (decrease)                                                          159,327                 41,374
                                                                --------------------   --------------------
Net increase (decrease)                                                      210,361                 66,099
Net assets, beginning                                                        244,769                178,670
                                                                --------------------   --------------------
Net assets, ending                                              $            455,130   $            244,769
                                                                ====================   ====================

Units sold                                                                   169,044                188,500
Units redeemed                                                               (68,734)              (155,939)
                                                                --------------------   --------------------
Net increase (decrease)                                                      100,310                 32,561
Units outstanding, beginning                                                 175,686                143,125
                                                                --------------------   --------------------
Units outstanding, ending                                                    275,996                175,686
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            750,187
Cost of units redeemed/account charges                                                             (366,446)
Net investment income (loss)                                                                         10,523
Net realized gain (loss)                                                                             14,839
Realized gain distributions                                                                          18,798
Net change in unrealized appreciation (depreciation)                                                 27,229
                                                                                       --------------------
Net assets                                                                             $            455,130
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65               276   $           455              1.25%             18.4%
12/31/2012                        1.39               176               245              1.25%             11.6%
12/31/2011                        1.25               143               179              1.25%              5.0%
12/31/2010                        1.19                 4                 4              1.25%             18.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              1.00%             18.7%
12/31/2012                        1.40                 0                 0              1.00%             11.9%
12/31/2011                        1.25                 0                 0              1.00%              5.3%
12/31/2010                        1.19                 0                 0              1.00%             19.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.75%             19.0%
12/31/2012                        1.41                 0                 0              0.75%             12.2%
12/31/2011                        1.26                 0                 0              0.75%              5.5%
12/31/2010                        1.19                 0                 0              0.75%             19.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.50%             19.3%
12/31/2012                        1.42                 0                 0              0.50%             12.4%
12/31/2011                        1.26                 0                 0              0.50%              5.8%
12/31/2010                        1.19                 0                 0              0.50%             19.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.25%             19.6%
12/31/2012                        1.43                 0                 0              0.25%             12.7%
12/31/2011                        1.27                 0                 0              0.25%              6.1%
12/31/2010                        1.20                 0                 0              0.25%             19.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.00%             19.9%
12/31/2012                        1.44                 0                 0              0.00%             13.0%
12/31/2011                        1.27                 0                 0              0.00%              6.3%
12/31/2010                        1.20                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.6%
                2012               3.1%
                2011               3.0%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MASSACHUSETTS INVESTORS GROWTH STOCK R3 CLASS - 575719851


                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,350,742   $    10,746,017           632,289
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (35,709)
                                                       ---------------
Net assets                                             $    14,315,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,907,876         5,108,600   $          1.74
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.81
Band 0                                                       5,407,157         2,964,647              1.82
                                                       ---------------   ---------------
 Total                                                 $    14,315,033         8,073,247
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        75,658
Mortality & expense charges                                                                        (95,432)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,774)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           320,360
Realized gain distributions                                                                        146,695
Net change in unrealized appreciation (depreciation)                                             2,755,721
                                                                                           ---------------
Net gain (loss)                                                                                  3,222,776
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,203,002
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,774)  $             23,016
Net realized gain (loss)                                                     320,360                147,308
Realized gain distributions                                                  146,695                     --
Net change in unrealized appreciation (depreciation)                       2,755,721                771,656
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,203,002                941,980
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,180,356              9,460,921
Cost of units redeemed                                                    (3,267,575)            (5,061,126)
Account charges                                                              (11,664)                (9,632)
                                                                --------------------   --------------------
Increase (decrease)                                                          901,117              4,390,163
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,104,119              5,332,143
Net assets, beginning                                                     10,210,914              4,878,771
                                                                --------------------   --------------------
Net assets, ending                                              $         14,315,033   $         10,210,914
                                                                ====================   ====================

Units sold                                                                 2,840,330              7,675,543
Units redeemed                                                            (2,193,608)            (4,401,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                      646,722              3,274,394
Units outstanding, beginning                                               7,426,525              4,152,131
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,073,247              7,426,525
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,526,302
Cost of units redeemed/account charges                                                          (14,469,754)
Net investment income (loss)                                                                         (1,955)
Net realized gain (loss)                                                                            509,020
Realized gain distributions                                                                         146,695
Net change in unrealized appreciation (depreciation)                                              3,604,725
                                                                                       --------------------
Net assets                                                                             $         14,315,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74             5,109   $         8,908              1.25%             28.5%
12/31/2012                        1.36             4,366             5,923              1.25%             15.4%
12/31/2011                        1.18             4,152             4,879              1.25%              0.1%
12/31/2010                        1.17             2,580             3,029              1.25%             17.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              1.00%             28.9%
12/31/2012                        1.37                 0                 0              1.00%             15.7%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%             17.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.75%             29.2%
12/31/2012                        1.37                 0                 0              0.75%             16.0%
12/31/2011                        1.18                 0                 0              0.75%              0.6%
12/31/2010                        1.18                 0                 0              0.75%             17.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.50%             29.5%
12/31/2012                        1.38                 0                 0              0.50%             16.3%
12/31/2011                        1.19                 0                 0              0.50%              0.8%
12/31/2010                        1.18                 0                 0              0.50%             17.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.25%             29.8%
12/31/2012                        1.39                 0                 0              0.25%             16.6%
12/31/2011                        1.19                 0                 0              0.25%              1.1%
12/31/2010                        1.18                 0                 0              0.25%             18.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82             2,965   $         5,407              0.00%             30.2%
12/31/2012                        1.40             3,060             4,288              0.00%             16.9%
12/31/2011                        1.20                 0                 0              0.00%              1.3%
12/31/2010                        1.18                 0                 0              0.00%             18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               1.2%
                2011               0.8%
                2010               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 MFS EMERGING MARKETS DEBT R3 CLASS - 552743601

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,543,508   $     1,546,478           106,006
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (60)
                                                       ---------------
Net assets                                             $     1,543,448
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,543,448         1,527,002   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $     1,543,448         1,527,002
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,952
Mortality & expense charges                                                                         (1,137)
                                                                                           ---------------
Net investment income (loss)                                                                         2,815
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                          2,588
Net change in unrealized appreciation (depreciation)                                                (2,970)
                                                                                           ---------------
Net gain (loss)                                                                                       (383)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,432
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,815   $                 --
Net realized gain (loss)                                                          (1)                    --
Realized gain distributions                                                    2,588                     --
Net change in unrealized appreciation (depreciation)                          (2,970)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,432                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,059,502                     --
Cost of units redeemed                                                    (1,516,682)                    --
Account charges                                                               (1,804)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,541,016                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,543,448                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,543,448   $                 --
                                                                ====================   ====================

Units sold                                                                 3,031,401                     --
Units redeemed                                                            (1,504,399)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,527,002                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,527,002                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,059,502
Cost of units redeemed/account charges                                                           (1,518,486)
Net investment income (loss)                                                                          2,815
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                           2,588
Net change in unrealized appreciation (depreciation)                                                 (2,970)
                                                                                       --------------------
Net assets                                                                             $          1,543,448
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01             1,527   $         1,543              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R3 CLASS - 552986689

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        30,411   $        26,937             1,462
                                                                         ===============   ===============
Receivables: investments sold                                       74
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        30,485
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        30,485            18,309   $          1.67
Band 100                                                            --                --              1.68
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.73
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $        30,485            18,309
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           773
Mortality & expense charges                                                                           (354)
                                                                                           ---------------
Net investment income (loss)                                                                           419
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,682
Realized gain distributions                                                                          1,243
Net change in unrealized appreciation (depreciation)                                                 1,299
                                                                                           ---------------
Net gain (loss)                                                                                      4,224
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,643
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                419   $                393
Net realized gain (loss)                                                       1,682                     79
Realized gain distributions                                                    1,243                      9
Net change in unrealized appreciation (depreciation)                           1,299                  1,793
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,643                  2,274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,901                  8,583
Cost of units redeemed                                                        (8,957)                (2,193)
Account charges                                                                   (6)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                              938                  6,388
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,581                  8,662
Net assets, beginning                                                         24,904                 16,242
                                                                --------------------   --------------------
Net assets, ending                                              $             30,485   $             24,904
                                                                ====================   ====================

Units sold                                                                     6,583                  6,499
Units redeemed                                                                (6,026)                (1,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                          557                  4,792
Units outstanding, beginning                                                  17,752                 12,960
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,309                 17,752
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             38,645
Cost of units redeemed/account charges                                                              (15,299)
Net investment income (loss)                                                                          1,008
Net realized gain (loss)                                                                              1,405
Realized gain distributions                                                                           1,252
Net change in unrealized appreciation (depreciation)                                                  3,474
                                                                                       --------------------
Net assets                                                                             $             30,485
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                18   $            30              1.25%             18.7%
12/31/2012                        1.40                18                25              1.25%             11.9%
12/31/2011                        1.25                13                16              1.25%              5.3%
12/31/2010                        1.19                 0                 0              1.25%             19.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              1.00%             19.0%
12/31/2012                        1.41                 0                 0              1.00%             12.2%
12/31/2011                        1.26                 0                 0              1.00%              5.5%
12/31/2010                        1.19                 0                 0              1.00%             19.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.75%             19.3%
12/31/2012                        1.42                 0                 0              0.75%             12.5%
12/31/2011                        1.26                 0                 0              0.75%              5.8%
12/31/2010                        1.19                 0                 0              0.75%             19.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.50%             19.6%
12/31/2012                        1.43                 0                 0              0.50%             12.8%
12/31/2011                        1.27                 0                 0              0.50%              6.1%
12/31/2010                        1.20                 0                 0              0.50%             19.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.25%             19.9%
12/31/2012                        1.44                 0                 0              0.25%             13.1%
12/31/2011                        1.27                 0                 0              0.25%              6.3%
12/31/2010                        1.20                 0                 0              0.25%             19.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.00%             20.2%
12/31/2012                        1.45                 0                 0              0.00%             13.3%
12/31/2011                        1.28                 0                 0              0.00%              6.6%
12/31/2010                        1.20                 0                 0              0.00%             19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               3.1%
                2011               3.3%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,250,393   $     1,212,416            67,244
                                                                         ===============   ===============
Receivables: investments sold                                      357
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,250,750
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,243,090           815,403   $          1.52
Band 100                                                         7,660             4,912              1.56
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $     1,250,750           820,315
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,329
Mortality & expense charges                                                                        (13,187)
                                                                                           ---------------
Net investment income (loss)                                                                         5,142
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            97,944
Realized gain distributions                                                                        259,323
Net change in unrealized appreciation (depreciation)                                               (51,588)
                                                                                           ---------------
Net gain (loss)                                                                                    305,679
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       310,821
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,142   $              4,713
Net realized gain (loss)                                                      97,944                 20,457
Realized gain distributions                                                  259,323                     --
Net change in unrealized appreciation (depreciation)                         (51,588)               206,222
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            310,821                231,392
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     224,102                395,283
Cost of units redeemed                                                      (616,320)            (1,474,099)
Account charges                                                                 (264)                  (276)
                                                                --------------------   --------------------
Increase (decrease)                                                         (392,482)            (1,079,092)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (81,661)              (847,700)
Net assets, beginning                                                      1,332,411              2,180,111
                                                                --------------------   --------------------
Net assets, ending                                              $          1,250,750   $          1,332,411
                                                                ====================   ====================

Units sold                                                                   165,874                350,216
Units redeemed                                                              (444,632)            (1,355,665)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (278,758)            (1,005,449)
Units outstanding, beginning                                               1,099,073              2,104,522
                                                                --------------------   --------------------
Units outstanding, ending                                                    820,315              1,099,073
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,462,239
Cost of units redeemed/account charges                                                           (8,506,462)
Net investment income (loss)                                                                       (123,025)
Net realized gain (loss)                                                                            (53,578)
Realized gain distributions                                                                         433,599
Net change in unrealized appreciation (depreciation)                                                 37,977
                                                                                       --------------------
Net assets                                                                             $          1,250,750
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52               815   $         1,243              1.25%             29.3%
12/31/2012                        1.18               800               943              1.25%             15.2%
12/31/2011                        1.02             1,828             1,871              1.25%            -12.7%
12/31/2010                        1.17             2,258             2,647              1.25%             13.6%
12/31/2009                        1.03             2,509             2,589              1.25%             53.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 5   $             8              1.00%             29.6%
12/31/2012                        1.20                 5                 6              1.00%             15.4%
12/31/2011                        1.04                 5                 5              1.00%            -12.5%
12/31/2010                        1.19                 5                 6              1.00%             13.9%
12/31/2009                        1.05                20                20              1.00%             54.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             30.0%
12/31/2012                        1.23                 0                 0              0.75%             15.7%
12/31/2011                        1.06                 0                 0              0.75%            -12.2%
12/31/2010                        1.21                 0                 0              0.75%             14.1%
12/31/2009                        1.06                 0                 0              0.75%             54.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%             30.3%
12/31/2012                        1.25                 0                 0              0.50%             16.0%
12/31/2011                        1.08                 0                 0              0.50%            -12.0%
12/31/2010                        1.23                 0                 0              0.50%             14.4%
12/31/2009                        1.07                 0                 0              0.50%             54.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%             30.6%
12/31/2012                        1.28                 0                 0              0.25%             16.3%
12/31/2011                        1.10                 0                 0              0.25%            -11.8%
12/31/2010                        1.25                 0                 0              0.25%             14.7%
12/31/2009                        1.09                 0                 0              0.25%             55.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.00%             31.0%
12/31/2012                        1.30               294               383              0.00%             16.6%
12/31/2011                        1.12               272               304              0.00%            -11.6%
12/31/2010                        1.26               407               514              0.00%             15.0%
12/31/2009                        1.10               335               369              0.00%             55.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.2%
                2011               0.2%
                2010               0.0%
                2009               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,826   $        53,919             5,279
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        63,826
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        63,826            40,843   $          1.56
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.73
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $        63,826            40,843
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           738
Mortality & expense charges                                                                           (641)
                                                                                           ---------------
Net investment income (loss)                                                                            97
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,118
Realized gain distributions                                                                         11,355
Net change in unrealized appreciation (depreciation)                                                 2,107
                                                                                           ---------------
Net gain (loss)                                                                                     14,580
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,677
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 97   $               (248)
Net realized gain (loss)                                                       1,118                  4,458
Realized gain distributions                                                   11,355                     --
Net change in unrealized appreciation (depreciation)                           2,107                  4,405
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,677                  8,615
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,513                  3,208
Cost of units redeemed                                                        (2,562)               (22,166)
Account charges                                                                  (15)                   (17)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,936                (18,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,613                (10,360)
Net assets, beginning                                                         40,213                 50,573
                                                                --------------------   --------------------
Net assets, ending                                              $             63,826   $             40,213
                                                                ====================   ====================

Units sold                                                                     8,819                  2,945
Units redeemed                                                                (2,273)               (19,464)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,546                (16,519)
Units outstanding, beginning                                                  34,297                 50,816
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,843                 34,297
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            104,342
Cost of units redeemed/account charges                                                              (59,344)
Net investment income (loss)                                                                           (960)
Net realized gain (loss)                                                                             (9,641)
Realized gain distributions                                                                          19,522
Net change in unrealized appreciation (depreciation)                                                  9,907
                                                                                       --------------------
Net assets                                                                             $             63,826
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                41   $            64              1.25%             33.3%
12/31/2012                        1.17                34                40              1.25%             17.8%
12/31/2011                        1.00                51                51              1.25%             -4.4%
12/31/2010                        1.04                51                53              1.25%             10.3%
12/31/2009                        0.94                30                29              1.25%             27.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             33.6%
12/31/2012                        1.20                 0                 0              1.00%             18.1%
12/31/2011                        1.02                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%             10.5%
12/31/2009                        0.96                 0                 0              1.00%             27.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             34.0%
12/31/2012                        1.23                 0                 0              0.75%             18.4%
12/31/2011                        1.04                 0                 0              0.75%             -3.9%
12/31/2010                        1.08                 0                 0              0.75%             10.8%
12/31/2009                        0.97                 0                 0              0.75%             27.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.50%             34.3%
12/31/2012                        1.26                 0                 0              0.50%             18.7%
12/31/2011                        1.06                 0                 0              0.50%             -3.7%
12/31/2010                        1.10                 0                 0              0.50%             11.1%
12/31/2009                        0.99                 0                 0              0.50%             27.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.25%             34.6%
12/31/2012                        1.29                 0                 0              0.25%             19.0%
12/31/2011                        1.08                 0                 0              0.25%             -3.5%
12/31/2010                        1.12                 0                 0              0.25%             11.4%
12/31/2009                        1.01                 0                 0              0.25%             28.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                 0   $             0              0.00%             35.0%
12/31/2012                        1.32                 0                 0              0.00%             19.3%
12/31/2011                        1.10                 0                 0              0.00%             -3.2%
12/31/2010                        1.14                 0                 0              0.00%             11.6%
12/31/2009                        1.02                 0                 0              0.00%             28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               0.8%
                2011               0.8%
                2010               0.8%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH ADVISOR CLASS - 641224829

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       702,991   $       519,611            34,323
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,257)
                                                       ---------------
Net assets                                             $       695,734
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       601,755           314,809   $          1.91
Band 100                                                            --                --              1.96
Band 75                                                             --                --              2.00
Band 50                                                             --                --              2.05
Band 25                                                             --                --              2.09
Band 0                                                          93,979            43,905              2.14
                                                       ---------------   ---------------
 Total                                                 $       695,734           358,714
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,744)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,744)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            99,725
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               131,016
                                                                                           ---------------
Net gain (loss)                                                                                    230,741
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       223,997
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,744)  $             (6,497)
Net realized gain (loss)                                                      99,725                 31,281
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         131,016                 16,661
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            223,997                 41,445
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     315,830                 11,420
Cost of units redeemed                                                      (390,086)               (57,043)
Account charges                                                                 (206)                  (165)
                                                                --------------------   --------------------
Increase (decrease)                                                          (74,462)               (45,788)
                                                                --------------------   --------------------
Net increase (decrease)                                                      149,535                 (4,343)
Net assets, beginning                                                        546,199                550,542
                                                                --------------------   --------------------
Net assets, ending                                              $            695,734   $            546,199
                                                                ====================   ====================

Units sold                                                                   191,459                 52,217
Units redeemed                                                              (243,908)               (87,193)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,449)               (34,976)
Units outstanding, beginning                                                 411,163                446,139
                                                                --------------------   --------------------
Units outstanding, ending                                                    358,714                411,163
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,917,644
Cost of units redeemed/account charges                                                           (2,411,477)
Net investment income (loss)                                                                        (63,811)
Net realized gain (loss)                                                                             69,998
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                183,380
                                                                                       --------------------
Net assets                                                                             $            695,734
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91               315   $           602              1.25%             44.9%
12/31/2012                        1.32               385               508              1.25%              7.4%
12/31/2011                        1.23               426               524              1.25%             -3.1%
12/31/2010                        1.27               810             1,027              1.25%             18.2%
12/31/2009                        1.07               898               963              1.25%             21.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              1.00%             45.2%
12/31/2012                        1.35                 0                 0              1.00%              7.6%
12/31/2011                        1.25                 0                 0              1.00%             -2.8%
12/31/2010                        1.29                 0                 0              1.00%             18.5%
12/31/2009                        1.09                 0                 0              1.00%             21.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.75%             45.6%
12/31/2012                        1.37                 0                 0              0.75%              7.9%
12/31/2011                        1.27                 0                 0              0.75%             -2.6%
12/31/2010                        1.31                 0                 0              0.75%             18.8%
12/31/2009                        1.10                 0                 0              0.75%             21.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.50%             45.9%
12/31/2012                        1.40                 0                 0              0.50%              8.2%
12/31/2011                        1.30                 0                 0              0.50%             -2.3%
12/31/2010                        1.33                 0                 0              0.50%             19.1%
12/31/2009                        1.11                 0                 0              0.50%             22.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.25%             46.3%
12/31/2012                        1.43                 0                 0              0.25%              8.5%
12/31/2011                        1.32                 0                 0              0.25%             -2.1%
12/31/2010                        1.35                 0                 0              0.25%             19.4%
12/31/2009                        1.13                 0                 0              0.25%             22.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                44   $            94              0.00%             46.7%
12/31/2012                        1.46                26                38              0.00%              8.7%
12/31/2011                        1.34                20                27              0.00%             -1.9%
12/31/2010                        1.37                16                22              0.00%             19.7%
12/31/2009                        1.14                11                13              0.00%             22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    NEUBERGER BERMAN EMERGING MARKETS EQUITY A CLASS - 641224431 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.25%              9.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%             10.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%             10.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%             10.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN SMALL CAP GROWTH A CLASS - 641224225 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.85
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.90
Band 25                                                             --                --              1.92
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              1.25%             45.2%
12/31/2012                        1.27                 0                 0              1.25%              7.7%
12/31/2011                        1.18                 0                 0              1.25%             -2.7%
12/31/2010                        1.21                 0                 0              1.25%             18.5%
12/31/2009                        1.02                 0                 0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              1.00%             45.6%
12/31/2012                        1.28                 0                 0              1.00%              8.0%
12/31/2011                        1.19                 0                 0              1.00%             -2.5%
12/31/2010                        1.22                 0                 0              1.00%             18.8%
12/31/2009                        1.02                 0                 0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.75%             45.9%
12/31/2012                        1.29                 0                 0              0.75%              8.2%
12/31/2011                        1.19                 0                 0              0.75%             -2.2%
12/31/2010                        1.22                 0                 0              0.75%             19.1%
12/31/2009                        1.02                 0                 0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                 0   $             0              0.50%             46.3%
12/31/2012                        1.30                 0                 0              0.50%              8.5%
12/31/2011                        1.20                 0                 0              0.50%             -2.0%
12/31/2010                        1.22                 0                 0              0.50%             19.4%
12/31/2009                        1.02                 0                 0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.25%             46.7%
12/31/2012                        1.31                 0                 0              0.25%              8.8%
12/31/2011                        1.21                 0                 0              0.25%             -1.7%
12/31/2010                        1.23                 0                 0              0.25%             19.7%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.00%             47.0%
12/31/2012                        1.32                 0                 0              0.00%              9.0%
12/31/2011                        1.21                 0                 0              0.00%             -1.5%
12/31/2010                        1.23                 0                 0              0.00%             20.0%
12/31/2009                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    NEUBERGER BERMAN EMERGING MARKETS EQUITY R3 CLASS - 64122Q804 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.25%              9.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%              9.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%              9.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%              9.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%             10.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NEUBERGER BERMAN SMALL CAP GROWTH R3 CLASS - 641224183

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        28,493   $        21,390             1,409
                                                                         ===============   ===============
Receivables: investments sold                                      156
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,649
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,649            15,674   $          1.83
Band 100                                                            --                --              1.85
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $        28,649            15,674
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (220)
                                                                                           ---------------
Net investment income (loss)                                                                          (220)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                72
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,853
                                                                                           ---------------
Net gain (loss)                                                                                      6,925
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,705
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (220)  $               (121)
Net realized gain (loss)                                                          72                  1,049
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,853                   (194)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,705                    734
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,684                     48
Cost of units redeemed                                                          (259)                   (24)
Account charges                                                                  (15)                    (9)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,410                     15
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,115                    749
Net assets, beginning                                                          9,534                  8,785
                                                                --------------------   --------------------
Net assets, ending                                              $             28,649   $              9,534
                                                                ====================   ====================

Units sold                                                                     8,285                  5,462
Units redeemed                                                                  (169)                (5,380)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,116                     82
Units outstanding, beginning                                                   7,558                  7,476
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,674                  7,558
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             21,121
Cost of units redeemed/account charges                                                                 (317)
Net investment income (loss)                                                                           (379)
Net realized gain (loss)                                                                              1,121
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,103
                                                                                       --------------------
Net assets                                                                             $             28,649
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                16   $            29              1.25%             44.9%
12/31/2012                        1.26                 8                10              1.25%              7.4%
12/31/2011                        1.18                 7                 9              1.25%             -2.9%
12/31/2010                        1.21                 0                 0              1.25%             18.3%
12/31/2009                        1.02                 0                 0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              1.00%             45.3%
12/31/2012                        1.27                 0                 0              1.00%              7.6%
12/31/2011                        1.18                 0                 0              1.00%             -2.7%
12/31/2010                        1.21                 0                 0              1.00%             18.6%
12/31/2009                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.75%             45.6%
12/31/2012                        1.28                 0                 0              0.75%              7.9%
12/31/2011                        1.19                 0                 0              0.75%             -2.4%
12/31/2010                        1.22                 0                 0              0.75%             18.9%
12/31/2009                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.50%             46.0%
12/31/2012                        1.29                 0                 0              0.50%              8.2%
12/31/2011                        1.19                 0                 0              0.50%             -2.2%
12/31/2010                        1.22                 0                 0              0.50%             19.2%
12/31/2009                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                 0   $             0              0.25%             46.3%
12/31/2012                        1.30                 0                 0              0.25%              8.4%
12/31/2011                        1.20                 0                 0              0.25%             -1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.5%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.00%             46.7%
12/31/2012                        1.31                 0                 0              0.00%              8.7%
12/31/2011                        1.21                 0                 0              0.00%             -1.7%
12/31/2010                        1.23                 0                 0              0.00%             19.8%
12/31/2009                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  NORTHERN SMALL CAP VALUE A CLASS - 665162400

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,664   $        27,159             1,331
                                                                         ===============   ===============
Receivables: investments sold                                       27
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        27,691
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        27,691            17,647   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $        27,691            17,647
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           195
Mortality & expense charges                                                                            (85)
                                                                                           ---------------
Net investment income (loss)                                                                           110
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 6
Realized gain distributions                                                                          1,720
Net change in unrealized appreciation (depreciation)                                                   505
                                                                                           ---------------
Net gain (loss)                                                                                      2,231
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,341
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                110   $                 --
Net realized gain (loss)                                                           6                     --
Realized gain distributions                                                    1,720                     --
Net change in unrealized appreciation (depreciation)                             505                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,341                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,445                     --
Cost of units redeemed                                                           (95)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           25,350                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,691                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             27,691   $                 --
                                                                ====================   ====================

Units sold                                                                    17,711                     --
Units redeemed                                                                   (64)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,647                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,647                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             25,445
Cost of units redeemed/account charges                                                                  (95)
Net investment income (loss)                                                                            110
Net realized gain (loss)                                                                                  6
Realized gain distributions                                                                           1,720
Net change in unrealized appreciation (depreciation)                                                    505
                                                                                       --------------------
Net assets                                                                             $             27,691
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                18   $            28              1.25%             34.8%
12/31/2012                        1.16                 0                 0              1.25%             12.4%
12/31/2011                        1.04                 0                 0              1.25%              3.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              1.00%             35.1%
12/31/2012                        1.17                 0                 0              1.00%             12.6%
12/31/2011                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             35.4%
12/31/2012                        1.17                 0                 0              0.75%             12.9%
12/31/2011                        1.04                 0                 0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.50%             35.8%
12/31/2012                        1.17                 0                 0              0.50%             13.2%
12/31/2011                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.25%             36.1%
12/31/2012                        1.18                 0                 0              0.25%             13.5%
12/31/2011                        1.04                 0                 0              0.25%              3.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.00%             36.4%
12/31/2012                        1.18                 0                 0              0.00%             13.8%
12/31/2011                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OAKMARK EQUITY & INCOME FUND A CLASS - 413838400 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.36
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.25%             22.7%
12/31/2012                        1.11                 0                 0              1.25%              7.7%
12/31/2011                        1.03                 0                 0              1.25%             -0.6%
12/31/2010                        1.04                 0                 0              1.25%              8.1%
12/31/2009                        0.96                 0                 0              1.25%             18.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             23.0%
12/31/2012                        1.12                 0                 0              1.00%              8.0%
12/31/2011                        1.04                 0                 0              1.00%             -0.4%
12/31/2010                        1.04                 0                 0              1.00%              8.4%
12/31/2009                        0.96                 0                 0              1.00%             18.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             23.3%
12/31/2012                        1.14                 0                 0              0.75%              8.2%
12/31/2011                        1.05                 0                 0              0.75%             -0.1%
12/31/2010                        1.05                 0                 0              0.75%              8.7%
12/31/2009                        0.97                 0                 0              0.75%             18.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             23.6%
12/31/2012                        1.15                 0                 0              0.50%              8.5%
12/31/2011                        1.06                 0                 0              0.50%              0.1%
12/31/2010                        1.06                 0                 0              0.50%              9.0%
12/31/2009                        0.97                 0                 0              0.50%             19.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.25%             23.9%
12/31/2012                        1.16                 0                 0              0.25%              8.8%
12/31/2011                        1.07                 0                 0              0.25%              0.4%
12/31/2010                        1.06                 0                 0              0.25%              9.2%
12/31/2009                        0.97                 0                 0              0.25%             19.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             24.2%
12/31/2012                        1.18                 0                 0              0.00%              9.1%
12/31/2011                        1.08                 0                 0              0.00%              0.6%
12/31/2010                        1.07                 0                 0              0.00%              9.5%
12/31/2009                        0.98                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA ASSET DIRECTOR PORTFOLIO ADVISOR CLASS - 682444401

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,116,650   $    22,461,098         1,283,112
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (90,006)
                                                       ---------------
Net assets                                             $    26,026,644
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,233,612        10,367,756   $          2.14
Band 100                                                        70,368            31,983              2.20
Band 75                                                             --                --              2.26
Band 50                                                      2,333,140         1,007,449              2.32
Band 25                                                             --                --              2.38
Band 0                                                       1,389,524           566,478              2.45
                                                       ---------------   ---------------
 Total                                                 $    26,026,644        11,973,666
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       389,407
Mortality & expense charges                                                                       (280,834)
                                                                                           ---------------
Net investment income (loss)                                                                       108,573
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,525,094
Realized gain distributions                                                                        727,252
Net change in unrealized appreciation (depreciation)                                             1,488,074
                                                                                           ---------------
Net gain (loss)                                                                                  3,740,420
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,848,993
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            108,573   $            196,227
Net realized gain (loss)                                                   1,525,094                537,398
Realized gain distributions                                                  727,252                133,644
Net change in unrealized appreciation (depreciation)                       1,488,074                967,601
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,848,993              1,834,870
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,795,589              7,270,451
Cost of units redeemed                                                    (6,960,394)            (5,922,284)
Account charges                                                              (18,088)               (21,821)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,182,893)             1,326,346
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,666,100              3,161,216
Net assets, beginning                                                     23,360,544             20,199,328
                                                                --------------------   --------------------
Net assets, ending                                              $         26,026,644   $         23,360,544
                                                                ====================   ====================

Units sold                                                                 5,556,730              4,361,460
Units redeemed                                                            (6,110,690)            (3,624,443)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (553,960)               737,017
Units outstanding, beginning                                              12,527,626             11,790,609
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,973,666             12,527,626
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         67,170,691
Cost of units redeemed/account charges                                                          (48,274,575)
Net investment income (loss)                                                                      1,135,939
Net realized gain (loss)                                                                            449,150
Realized gain distributions                                                                       1,889,887
Net change in unrealized appreciation (depreciation)                                              3,655,552
                                                                                       --------------------
Net assets                                                                             $         26,026,644
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14            10,368   $        22,234              1.25%             16.5%
12/31/2012                        1.84            10,804            19,895              1.25%              8.7%
12/31/2011                        1.69            10,146            17,196              1.25%             -0.7%
12/31/2010                        1.71             8,756            14,950              1.25%             10.1%
12/31/2009                        1.55             7,471            11,585              1.25%             24.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.20                32   $            70              1.00%             16.7%
12/31/2012                        1.88                24                46              1.00%              8.9%
12/31/2011                        1.73                18                31              1.00%             -0.5%
12/31/2010                        1.74                19                34              1.00%             10.4%
12/31/2009                        1.58                13                20              1.00%             24.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.26                 0   $             0              0.75%             17.0%
12/31/2012                        1.93                 0                 0              0.75%              9.2%
12/31/2011                        1.77                 0                 0              0.75%             -0.2%
12/31/2010                        1.77                 0                 0              0.75%             10.7%
12/31/2009                        1.60                 0                 0              0.75%             24.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32             1,007   $         2,333              0.50%             17.3%
12/31/2012                        1.97             1,081             2,134              0.50%              9.5%
12/31/2011                        1.80             1,161             2,094              0.50%              0.0%
12/31/2010                        1.80               743             1,340              0.50%             10.9%
12/31/2009                        1.63               571               928              0.50%             25.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.38                 0   $             0              0.25%             17.6%
12/31/2012                        2.02                 0                 0              0.25%              9.8%
12/31/2011                        1.84                 0                 0              0.25%              0.3%
12/31/2010                        1.84                 0                 0              0.25%             11.2%
12/31/2009                        1.65                 0                 0              0.25%             25.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.45               566   $         1,390              0.00%             17.9%
12/31/2012                        2.08               619             1,287              0.00%             10.0%
12/31/2011                        1.89               465               879              0.00%              0.5%
12/31/2010                        1.88               453               852              0.00%             11.5%
12/31/2009                        1.69               347               586              0.00%             25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               2.1%
                2011               2.0%
                2010               2.0%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    89,787,976   $    78,808,256         4,405,038
                                                                         ===============   ===============
Receivables: investments sold                                  132,082
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    89,920,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    84,625,395        14,271,855   $          5.93
Band 100                                                            --                --              6.08
Band 75                                                             --                --              6.24
Band 50                                                             --                --              6.40
Band 25                                                             --                --              6.57
Band 0                                                       5,294,663         2,210,205              2.40
                                                       ---------------   ---------------
 Total                                                 $    89,920,058        16,482,060
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,587,093
Mortality & expense charges                                                                     (1,057,575)
                                                                                           ---------------
Net investment income (loss)                                                                       529,518
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,052,541
Realized gain distributions                                                                      2,482,453
Net change in unrealized appreciation (depreciation)                                             9,137,678
                                                                                           ---------------
Net gain (loss)                                                                                 13,672,672
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    14,202,190
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            529,518   $            962,810
Net realized gain (loss)                                                   2,052,541                 39,449
Realized gain distributions                                                2,482,453                523,589
Net change in unrealized appreciation (depreciation)                       9,137,678              6,322,188
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         14,202,190              7,848,036
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,999,951             10,633,961
Cost of units redeemed                                                   (26,577,928)           (14,374,874)
Account charges                                                              (25,779)               (26,442)
                                                                --------------------   --------------------
Increase (decrease)                                                      (16,603,756)            (3,767,355)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,401,566)             4,080,681
Net assets, beginning                                                     92,321,624             88,240,943
                                                                --------------------   --------------------
Net assets, ending                                              $         89,920,058   $         92,321,624
                                                                ====================   ====================

Units sold                                                                 1,896,707              2,758,287
Units redeemed                                                            (5,016,440)            (3,571,038)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,119,733)              (812,751)
Units outstanding, beginning                                              19,601,793             20,414,544
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,482,060             19,601,793
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        271,883,857
Cost of units redeemed/account charges                                                         (243,693,651)
Net investment income (loss)                                                                     20,912,455
Net realized gain (loss)                                                                         11,852,674
Realized gain distributions                                                                      17,985,003
Net change in unrealized appreciation (depreciation)                                             10,979,720
                                                                                       --------------------
Net assets                                                                             $         89,920,058
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.93            14,272   $        84,625              1.25%             16.8%
12/31/2012                        5.08            17,248            87,554              1.25%              9.0%
12/31/2011                        4.66            17,988            83,787              1.25%             -0.4%
12/31/2010                        4.68            18,576            86,906              1.25%             10.4%
12/31/2009                        4.24            18,708            79,253              1.25%             24.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.08                 0   $             0              1.00%             17.1%
12/31/2012                        5.20                 0                 0              1.00%              9.3%
12/31/2011                        4.76                 0                 0              1.00%             -0.2%
12/31/2010                        4.76                 0                 0              1.00%             10.7%
12/31/2009                        4.30                 0                 0              1.00%             24.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.24                 0   $             0              0.75%             17.4%
12/31/2012                        5.32                 0                 0              0.75%              9.5%
12/31/2011                        4.85                 0                 0              0.75%              0.1%
12/31/2010                        4.85                 0                 0              0.75%             11.0%
12/31/2009                        4.37                 0                 0              0.75%             25.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.40                 0   $             0              0.50%             17.7%
12/31/2012                        5.44                 0                 0              0.50%              9.8%
12/31/2011                        4.96                 0                 0              0.50%              0.3%
12/31/2010                        4.94                 0                 0              0.50%             11.3%
12/31/2009                        4.44                 0                 0              0.50%             25.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.57                 0   $             0              0.25%             18.0%
12/31/2012                        5.57                 0                 0              0.25%             10.1%
12/31/2011                        5.06                 0                 0              0.25%              0.6%
12/31/2010                        5.03                 0                 0              0.25%             11.5%
12/31/2009                        4.51                 0                 0              0.25%             25.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.40             2,210   $         5,295              0.00%             18.3%
12/31/2012                        2.03             2,354             4,767              0.00%             10.4%
12/31/2011                        1.84             2,427             4,454              0.00%              0.8%
12/31/2010                        1.82             2,534             4,614              0.00%             11.8%
12/31/2009                        1.63                 0                 0              0.00%             26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.7%
                2012               2.3%
                2011               2.1%
                2010               2.2%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO ADVISOR CLASS - 682444203

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,989,641   $     3,179,035           277,049
                                                                         ===============   ===============
Receivables: investments sold                                    2,767
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,992,408
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,924,104         1,397,125   $          1.38
Band 100                                                        19,117            13,530              1.41
Band 75                                                             --                --              1.45
Band 50                                                      1,049,187           705,473              1.49
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $     2,992,408         2,116,128
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        75,469
Mortality & expense charges                                                                        (31,950)
                                                                                           ---------------
Net investment income (loss)                                                                        43,519
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,175)
Realized gain distributions                                                                         18,759
Net change in unrealized appreciation (depreciation)                                              (164,267)
                                                                                           ---------------
Net gain (loss)                                                                                   (167,683)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (124,164)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             43,519   $             68,712
Net realized gain (loss)                                                     (22,175)                41,825
Realized gain distributions                                                   18,759                 75,127
Net change in unrealized appreciation (depreciation)                        (164,267)               (67,739)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (124,164)               117,925
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     304,900                865,202
Cost of units redeemed                                                    (1,145,947)            (1,132,390)
Account charges                                                                 (564)                  (545)
                                                                --------------------   --------------------
Increase (decrease)                                                         (841,611)              (267,733)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (965,775)              (149,808)
Net assets, beginning                                                      3,958,183              4,107,991
                                                                --------------------   --------------------
Net assets, ending                                              $          2,992,408   $          3,958,183
                                                                ====================   ====================

Units sold                                                                   413,628                628,127
Units redeemed                                                              (980,470)              (810,544)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (566,842)              (182,417)
Units outstanding, beginning                                               2,682,970              2,865,387
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,116,128              2,682,970
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,065,897
Cost of units redeemed/account charges                                                            1,243,842
Net investment income (loss)                                                                        579,038
Net realized gain (loss)                                                                             93,129
Realized gain distributions                                                                         199,896
Net change in unrealized appreciation (depreciation)                                               (189,394)
                                                                                       --------------------
Net assets                                                                             $          2,992,408
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             1,397   $         1,924              1.25%             -3.7%
12/31/2012                        1.43             1,678             2,400              1.25%              2.6%
12/31/2011                        1.39             1,768             2,465              1.25%              5.7%
12/31/2010                        1.32             1,746             2,303              1.25%              5.6%
12/31/2009                        1.25             1,480             1,848              1.25%             13.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                14   $            19              1.00%             -3.5%
12/31/2012                        1.46                13                19              1.00%              2.8%
12/31/2011                        1.42                12                17              1.00%              6.0%
12/31/2010                        1.34                14                19              1.00%              5.9%
12/31/2009                        1.27                12                15              1.00%             14.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.75%             -3.2%
12/31/2012                        1.50                 0                 0              0.75%              3.1%
12/31/2011                        1.45                 0                 0              0.75%              6.2%
12/31/2010                        1.37                 0                 0              0.75%              6.1%
12/31/2009                        1.29                 0                 0              0.75%             14.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               705   $         1,049              0.50%             -3.0%
12/31/2012                        1.53               771             1,183              0.50%              3.4%
12/31/2011                        1.48               869             1,289              0.50%              6.5%
12/31/2010                        1.39               688               959              0.50%              6.4%
12/31/2009                        1.31               610               799              0.50%             14.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.25%             -2.8%
12/31/2012                        1.57                 0                 0              0.25%              3.6%
12/31/2011                        1.51                 0                 0              0.25%              6.8%
12/31/2010                        1.42                 0                 0              0.25%              6.7%
12/31/2009                        1.33                 0                 0              0.25%             14.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.00%             -2.5%
12/31/2012                        1.62               220               356              0.00%              3.9%
12/31/2011                        1.56               217               337              0.00%              7.0%
12/31/2010                        1.45                20                29              0.00%              6.9%
12/31/2009                        1.36                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.6%
                2011               3.5%
                2010               4.1%
                2009               5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,441,230   $    19,358,464         1,699,396
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,977)
                                                       ---------------
Net assets                                             $    18,428,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,263,665         5,385,313   $          3.21
Band 100                                                            --                --              3.29
Band 75                                                             --                --              3.37
Band 50                                                             --                --              3.46
Band 25                                                             --                --              3.55
Band 0                                                       1,164,588           649,509              1.79
                                                       ---------------   ---------------
 Total                                                 $    18,428,253         6,034,822
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       529,920
Mortality & expense charges                                                                       (235,711)
                                                                                           ---------------
Net investment income (loss)                                                                       294,209
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           128,811
Realized gain distributions                                                                        114,997
Net change in unrealized appreciation (depreciation)                                            (1,236,396)
                                                                                           ---------------
Net gain (loss)                                                                                   (992,588)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (698,379)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            294,209   $            423,496
Net realized gain (loss)                                                     128,811                235,645
Realized gain distributions                                                  114,997                450,105
Net change in unrealized appreciation (depreciation)                      (1,236,396)              (433,466)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (698,379)               675,780
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,754,463              6,140,101
Cost of units redeemed                                                    (8,628,314)            (6,508,813)
Account charges                                                               (5,753)                (8,873)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,879,604)              (377,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,577,983)               298,195
Net assets, beginning                                                     24,006,236             23,708,041
                                                                --------------------   --------------------
Net assets, ending                                              $         18,428,253   $         24,006,236
                                                                ====================   ====================

Units sold                                                                 1,278,239              2,231,297
Units redeemed                                                            (2,735,462)            (2,240,888)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,457,223)                (9,591)
Units outstanding, beginning                                               7,492,045              7,501,636
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,034,822              7,492,045
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        241,501,563
Cost of units redeemed/account charges                                                         (236,857,617)
Net investment income (loss)                                                                     12,541,219
Net realized gain (loss)                                                                            887,680
Realized gain distributions                                                                       1,272,642
Net change in unrealized appreciation (depreciation)                                               (917,234)
                                                                                       --------------------
Net assets                                                                             $         18,428,253
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.21             5,385   $        17,264              1.25%             -3.4%
12/31/2012                        3.32             6,912            22,942              1.25%              2.9%
12/31/2011                        3.23             7,164            23,114              1.25%              6.0%
12/31/2010                        3.04             7,273            22,132              1.25%              5.9%
12/31/2009                        2.87             6,704            19,257              1.25%             14.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.29                 0   $             0              1.00%             -3.2%
12/31/2012                        3.40                 0                 0              1.00%              3.1%
12/31/2011                        3.29                 0                 0              1.00%              6.3%
12/31/2010                        3.10                 0                 0              1.00%              6.2%
12/31/2009                        2.92                 0                 0              1.00%             14.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.37                 0   $             0              0.75%             -2.9%
12/31/2012                        3.48                 0                 0              0.75%              3.4%
12/31/2011                        3.36                 0                 0              0.75%              6.6%
12/31/2010                        3.16                 0                 0              0.75%              6.5%
12/31/2009                        2.96                 0                 0              0.75%             14.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.46                 0   $             0              0.50%             -2.7%
12/31/2012                        3.56                 0                 0              0.50%              3.7%
12/31/2011                        3.43                 0                 0              0.50%              6.8%
12/31/2010                        3.21                 0                 0              0.50%              6.7%
12/31/2009                        3.01                 0                 0              0.50%             14.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.55                 0   $             0              0.25%             -2.5%
12/31/2012                        3.64                 0                 0              0.25%              3.9%
12/31/2011                        3.50                 0                 0              0.25%              7.1%
12/31/2010                        3.27                 0                 0              0.25%              7.0%
12/31/2009                        3.06                 0                 0              0.25%             15.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79               650   $         1,165              0.00%             -2.2%
12/31/2012                        1.83               580             1,064              0.00%              4.2%
12/31/2011                        1.76               338               594              0.00%              7.4%
12/31/2010                        1.64               264               433              0.00%              7.3%
12/31/2009                        1.53                 0                 0              0.00%             15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.5%
                2012               3.0%
                2011               3.5%
                2010               4.3%
                2009               4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ONEAMERICA MONEY MARKET PORTFOLIO ADVISOR CLASS - 682444104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,481,070   $     6,481,070         6,570,721
                                                                         ===============   ===============
Receivables: investments sold                                   89,651
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,570,721
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,789,675         5,778,840   $          1.00
Band 100                                                       315,582           307,007              1.03
Band 75                                                             --                --              1.05
Band 50                                                        314,480           290,678              1.08
Band 25                                                             --                --              1.11
Band 0                                                         150,984           131,751              1.15
                                                       ---------------   ---------------
 Total                                                 $     6,570,721         6,508,276
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                        (75,320)
                                                                                           ---------------
Net investment income (loss)                                                                       (75,318)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (75,318)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (75,318)  $            (68,239)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (75,318)               (68,239)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,878,083              3,719,511
Cost of units redeemed                                                    (4,670,817)            (2,911,110)
Account charges                                                               (2,678)                (3,031)
                                                                --------------------   --------------------
Increase (decrease)                                                          204,588                805,370
                                                                --------------------   --------------------
Net increase (decrease)                                                      129,270                737,131
Net assets, beginning                                                      6,441,451              5,704,320
                                                                --------------------   --------------------
Net assets, ending                                              $          6,570,721   $          6,441,451
                                                                ====================   ====================

Units sold                                                                 5,364,335              3,906,106
Units redeemed                                                            (5,173,483)            (3,121,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                      190,852                784,321
Units outstanding, beginning                                               6,317,424              5,533,103
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,508,276              6,317,424
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         45,528,720
Cost of units redeemed/account charges                                                          (38,751,237)
Net investment income (loss)                                                                       (206,763)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          6,570,721
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00             5,779   $         5,790              1.25%             -1.2%
12/31/2012                        1.01             5,825             5,910              1.25%             -1.2%
12/31/2011                        1.03             5,203             5,345              1.25%             -1.2%
12/31/2010                        1.04             5,653             5,881              1.25%             -1.2%
12/31/2009                        1.05             5,342             5,626              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03               307   $           316              1.00%             -1.0%
12/31/2012                        1.04               182               189              1.00%             -1.0%
12/31/2011                        1.05               113               118              1.00%             -1.0%
12/31/2010                        1.06                75                79              1.00%             -1.0%
12/31/2009                        1.07                31                33              1.00%             -1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.75%             -0.8%
12/31/2012                        1.06                 0                 0              0.75%             -0.8%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%             -0.7%
12/31/2009                        1.09                 0                 0              0.75%             -0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08               291   $           314              0.50%             -0.5%
12/31/2012                        1.09               214               233              0.50%             -0.5%
12/31/2011                        1.09               152               166              0.50%             -0.5%
12/31/2010                        1.10               127               140              0.50%             -0.5%
12/31/2009                        1.10               110               122              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             -0.3%
12/31/2012                        1.11                 0                 0              0.25%             -0.3%
12/31/2011                        1.12                 0                 0              0.25%             -0.3%
12/31/2010                        1.12                 0                 0              0.25%             -0.2%
12/31/2009                        1.12                 0                 0              0.25%             -0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15               132   $           151              0.00%              0.0%
12/31/2012                        1.15                96               110              0.00%              0.0%
12/31/2011                        1.15                65                75              0.00%              0.0%
12/31/2010                        1.15                39                45              0.00%              0.0%
12/31/2009                        1.15                20                22              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,354,645   $    16,354,644        16,360,751
                                                                         ===============   ===============
Receivables: investments sold                                    6,106
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,360,751
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,094,169        10,814,280   $          1.49
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.65
Band 0                                                         266,582           225,395              1.18
                                                       ---------------   ---------------
 Total                                                 $    16,360,751        11,039,675
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             7
Mortality & expense charges                                                                       (212,785)
                                                                                           ---------------
Net investment income (loss)                                                                      (212,778)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     1
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (212,777)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (212,778)  $           (341,267)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               1                   (110)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (212,777)              (341,377)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,321,869              6,790,342
Cost of units redeemed                                                   (13,726,298)           (15,471,661)
Account charges                                                               (6,878)                (8,750)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,411,307)            (8,690,069)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,624,084)            (9,031,446)
Net assets, beginning                                                     19,984,835             29,016,281
                                                                --------------------   --------------------
Net assets, ending                                              $         16,360,751   $         19,984,835
                                                                ====================   ====================

Units sold                                                                 7,325,137              9,597,443
Units redeemed                                                            (9,553,997)           (15,346,056)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,228,860)            (5,748,613)
Units outstanding, beginning                                              13,268,535             19,017,148
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,039,675             13,268,535
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        920,524,446
Cost of units redeemed/account charges                                                         (907,861,045)
Net investment income (loss)                                                                      3,697,340
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               9
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $         16,360,751
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49            10,814   $        16,094              1.25%             -1.2%
12/31/2012                        1.51            13,238            19,949              1.25%             -1.2%
12/31/2011                        1.53            19,008            29,005              1.25%             -1.2%
12/31/2010                        1.55            18,566            28,686              1.25%             -1.2%
12/31/2009                        1.56            19,256            30,125              1.25%             -1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.00%             -1.0%
12/31/2012                        1.54                 0                 0              1.00%             -1.0%
12/31/2011                        1.56                 0                 0              1.00%             -1.0%
12/31/2010                        1.57                 0                 0              1.00%             -1.0%
12/31/2009                        1.59                 0                 0              1.00%             -0.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             -0.7%
12/31/2012                        1.58                 0                 0              0.75%             -0.7%
12/31/2011                        1.59                 0                 0              0.75%             -0.7%
12/31/2010                        1.60                 0                 0              0.75%             -0.7%
12/31/2009                        1.61                 0                 0              0.75%             -0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             -0.5%
12/31/2012                        1.62                 0                 0              0.50%             -0.5%
12/31/2011                        1.62                 0                 0              0.50%             -0.5%
12/31/2010                        1.63                 0                 0              0.50%             -0.5%
12/31/2009                        1.64                 0                 0              0.50%             -0.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.25%             -0.2%
12/31/2012                        1.65                 0                 0              0.25%             -0.2%
12/31/2011                        1.66                 0                 0              0.25%             -0.2%
12/31/2010                        1.66                 0                 0              0.25%             -0.2%
12/31/2009                        1.67                 0                 0              0.25%             -0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               225   $           267              0.00%              0.0%
12/31/2012                        1.18                30                36              0.00%              0.0%
12/31/2011                        1.18                 9                11              0.00%              0.0%
12/31/2010                        1.18                 0                 0              0.00%              0.0%
12/31/2009                        1.18                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO ADVISOR CLASS - 682444609

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       789,758   $       558,930            62,662
                                                                         ===============   ===============
Receivables: investments sold                                      976
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       790,734
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       759,159           622,503   $          1.22
Band 100                                                        14,356            11,546              1.24
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.32
Band 0                                                          17,219            12,815              1.34
                                                       ---------------   ---------------
 Total                                                 $       790,734           646,864
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,661
Mortality & expense charges                                                                         (8,123)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,462)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,068
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               163,083
                                                                                           ---------------
Net gain (loss)                                                                                    175,151
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       170,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,462)  $             (2,408)
Net realized gain (loss)                                                      12,068                 45,304
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         163,083                  7,676
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            170,689                 50,572
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      77,840                122,974
Cost of units redeemed                                                       (24,427)              (263,205)
Account charges                                                                 (324)                  (374)
                                                                --------------------   --------------------
Increase (decrease)                                                           53,089               (140,605)
                                                                --------------------   --------------------
Net increase (decrease)                                                      223,778                (90,033)
Net assets, beginning                                                        566,956                656,989
                                                                --------------------   --------------------
Net assets, ending                                              $            790,734   $            566,956
                                                                ====================   ====================

Units sold                                                                   107,964                133,991
Units redeemed                                                               (62,741)              (281,754)
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,223               (147,763)
Units outstanding, beginning                                                 601,641                749,404
                                                                --------------------   --------------------
Units outstanding, ending                                                    646,864                601,641
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,545,967
Cost of units redeemed/account charges                                                             (980,624)
Net investment income (loss)                                                                         (4,922)
Net realized gain (loss)                                                                             (3,312)
Realized gain distributions                                                                           2,797
Net change in unrealized appreciation (depreciation)                                                230,828
                                                                                       --------------------
Net assets                                                                             $            790,734
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22               623   $           759              1.25%             29.5%
12/31/2012                        0.94               590               556              1.25%              9.3%
12/31/2011                        0.86               571               492              1.25%             -5.0%
12/31/2010                        0.91               590               535              1.25%              9.5%
12/31/2009                        0.83               462               382              1.25%             29.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                12   $            14              1.00%             29.8%
12/31/2012                        0.96                10                 9              1.00%              9.6%
12/31/2011                        0.87                 8                 7              1.00%             -4.7%
12/31/2010                        0.92                 6                 5              1.00%              9.8%
12/31/2009                        0.84                 4                 4              1.00%             29.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.75%             30.1%
12/31/2012                        0.97                 0                 0              0.75%              9.8%
12/31/2011                        0.89                 0                 0              0.75%             -4.5%
12/31/2010                        0.93                 0                 0              0.75%             10.1%
12/31/2009                        0.84                 0                 0              0.75%             29.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.50%             30.5%
12/31/2012                        0.99                 0                 0              0.50%             10.1%
12/31/2011                        0.90                 0                 0              0.50%             -4.3%
12/31/2010                        0.94                 0                 0              0.50%             10.4%
12/31/2009                        0.85                 0                 0              0.50%             30.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.25%             30.8%
12/31/2012                        1.01                 0                 0              0.25%             10.4%
12/31/2011                        0.91                 0                 0              0.25%             -4.0%
12/31/2010                        0.95                 0                 0              0.25%             10.6%
12/31/2009                        0.86                 0                 0              0.25%             30.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                13   $            17              0.00%             31.1%
12/31/2012                        1.02                 2                 2              0.00%             10.7%
12/31/2011                        0.93               171               158              0.00%             -3.8%
12/31/2010                        0.96               220               212              0.00%             10.9%
12/31/2009                        0.87               228               198              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.8%
                2011               0.5%
                2010               0.8%
                2009               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO O CLASS - 682444500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,599,714   $     1,312,483           126,607
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,423)
                                                       ---------------
Net assets                                             $     1,598,291
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,598,291         1,280,803   $          1.25
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $     1,598,291         1,280,803
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,019
Mortality & expense charges                                                                        (14,516)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,497)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,501
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               258,109
                                                                                           ---------------
Net gain (loss)                                                                                    303,610
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       300,113
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,497)  $               (798)
Net realized gain (loss)                                                      45,501                  6,802
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         258,109                 29,655
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            300,113                 35,659
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,155,128                 67,062
Cost of units redeemed                                                      (286,973)               (69,304)
Account charges                                                               (3,644)                   (24)
                                                                --------------------   --------------------
Increase (decrease)                                                          864,511                 (2,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,164,624                 33,393
Net assets, beginning                                                        433,667                400,274
                                                                --------------------   --------------------
Net assets, ending                                              $          1,598,291   $            433,667
                                                                ====================   ====================

Units sold                                                                 1,094,983                121,187
Units redeemed                                                              (265,308)              (126,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                      829,675                 (5,248)
Units outstanding, beginning                                                 451,128                456,376
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,280,803                451,128
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,559,981
Cost of units redeemed/account charges                                                           (1,224,077)
Net investment income (loss)                                                                         (6,065)
Net realized gain (loss)                                                                            (25,787)
Realized gain distributions                                                                           7,008
Net change in unrealized appreciation (depreciation)                                                287,231
                                                                                       --------------------
Net assets                                                                             $          1,598,291
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25             1,281   $         1,598              1.25%             29.8%
12/31/2012                        0.96               451               434              1.25%              9.6%
12/31/2011                        0.88               456               400              1.25%             -4.7%
12/31/2010                        0.92               431               397              1.25%              9.8%
12/31/2009                        0.84               410               343              1.25%             29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              1.00%             30.1%
12/31/2012                        0.98                 0                 0              1.00%              9.9%
12/31/2011                        0.89                 0                 0              1.00%             -4.5%
12/31/2010                        0.93                 0                 0              1.00%             10.1%
12/31/2009                        0.85                 0                 0              1.00%             29.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%             30.5%
12/31/2012                        0.99                 0                 0              0.75%             10.2%
12/31/2011                        0.90                 0                 0              0.75%             -4.2%
12/31/2010                        0.94                 0                 0              0.75%             10.4%
12/31/2009                        0.85                 0                 0              0.75%             30.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             30.8%
12/31/2012                        1.01                 0                 0              0.50%             10.4%
12/31/2011                        0.92                 0                 0              0.50%             -4.0%
12/31/2010                        0.95                 0                 0              0.50%             10.6%
12/31/2009                        0.86                 0                 0              0.50%             30.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             31.1%
12/31/2012                        1.03                 0                 0              0.25%             10.7%
12/31/2011                        0.93                 0                 0              0.25%             -3.7%
12/31/2010                        0.97               130               126              0.25%             10.9%
12/31/2009                        0.87               108                94              0.25%             30.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             31.4%
12/31/2012                        1.05                 0                 0              0.00%             11.0%
12/31/2011                        0.94                 0                 0              0.00%             -3.5%
12/31/2010                        0.98                 0                 0              0.00%             11.2%
12/31/2009                        0.88                 0                 0              0.00%             30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.1%
                2011               0.7%
                2010               1.1%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ONEAMERICA VALUE PORTFOLIO ADVISOR CLASS - 682444302

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,801,092   $     6,360,009           313,992
                                                                         ===============   ===============
Receivables: investments sold                                    1,072
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,802,164
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,564,352         2,660,702   $          2.47
Band 100                                                       395,595           156,285              2.53
Band 75                                                             --                --              2.60
Band 50                                                      1,639,005           615,165              2.66
Band 25                                                             --                --              2.73
Band 0                                                         203,212            72,008              2.82
                                                       ---------------   ---------------
 Total                                                 $     8,802,164         3,504,160
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       104,727
Mortality & expense charges                                                                        (88,230)
                                                                                           ---------------
Net investment income (loss)                                                                        16,497
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           484,193
Realized gain distributions                                                                         41,492
Net change in unrealized appreciation (depreciation)                                             1,652,257
                                                                                           ---------------
Net gain (loss)                                                                                  2,177,942
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,194,439
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,497   $             42,236
Net realized gain (loss)                                                     484,193                 69,342
Realized gain distributions                                                   41,492                     --
Net change in unrealized appreciation (depreciation)                       1,652,257                717,174
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,194,439                828,752
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     225,689              1,349,386
Cost of units redeemed                                                    (1,312,226)            (1,498,415)
Account charges                                                               (2,105)                (1,514)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,088,642)              (150,543)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,105,797                678,209
Net assets, beginning                                                      7,696,367              7,018,158
                                                                --------------------   --------------------
Net assets, ending                                              $          8,802,164   $          7,696,367
                                                                ====================   ====================

Units sold                                                                   620,574                836,633
Units redeemed                                                            (1,113,886)              (911,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (493,312)               (74,607)
Units outstanding, beginning                                               3,997,472              4,072,079
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,504,160              3,997,472
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,419,958
Cost of units redeemed/account charges                                                           (7,403,481)
Net investment income (loss)                                                                        205,812
Net realized gain (loss)                                                                           (974,997)
Realized gain distributions                                                                       1,113,789
Net change in unrealized appreciation (depreciation)                                              2,441,083
                                                                                       --------------------
Net assets                                                                             $          8,802,164
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47             2,661   $         6,564              1.25%             30.3%
12/31/2012                        1.89             3,085             5,842              1.25%             11.6%
12/31/2011                        1.70             3,114             5,285              1.25%             -3.9%
12/31/2010                        1.76             3,109             5,488              1.25%             11.8%
12/31/2009                        1.58             3,013             4,758              1.25%             28.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53               156   $           396              1.00%             30.6%
12/31/2012                        1.94               147               285              1.00%             11.9%
12/31/2011                        1.73               128               222              1.00%             -3.6%
12/31/2010                        1.80               116               208              1.00%             12.1%
12/31/2009                        1.60                 6                10              1.00%             28.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.60                 0   $             0              0.75%             30.9%
12/31/2012                        1.98                 0                 0              0.75%             12.2%
12/31/2011                        1.77                 0                 0              0.75%             -3.4%
12/31/2010                        1.83                 0                 0              0.75%             12.3%
12/31/2009                        1.63                 0                 0              0.75%             29.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66               615   $         1,639              0.50%             31.3%
12/31/2012                        2.03               621             1,260              0.50%             12.4%
12/31/2011                        1.81               673             1,214              0.50%             -3.1%
12/31/2010                        1.86               640             1,193              0.50%             12.6%
12/31/2009                        1.65               436               722              0.50%             29.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.73                 0   $             0              0.25%             31.6%
12/31/2012                        2.08                 0                 0              0.25%             12.7%
12/31/2011                        1.84                 0                 0              0.25%             -2.9%
12/31/2010                        1.90                 0                 0              0.25%             12.9%
12/31/2009                        1.68                 0                 0              0.25%             29.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.82                72   $           203              0.00%             31.9%
12/31/2012                        2.14               145               310              0.00%             13.0%
12/31/2011                        1.89               157               297              0.00%             -2.6%
12/31/2010                        1.94               151               293              0.00%             13.2%
12/31/2009                        1.72                96               165              0.00%             29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.7%
                2011               1.3%
                2010               1.3%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    64,985,876   $    52,319,672         2,300,499
                                                                         ===============   ===============
Receivables: investments sold                                   12,425
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    64,998,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    61,169,169         7,712,340   $          7.93
Band 100                                                            --                --              8.14
Band 75                                                             --                --              8.35
Band 50                                                             --                --              8.57
Band 25                                                             --                --              8.79
Band 0                                                              --                --              2.57
Band S                                                       3,829,132            78,527             48.76
                                                       ---------------   ---------------
 Total                                                 $    64,998,301         7,790,867
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       955,696
Mortality & expense charges                                                                       (752,739)
                                                                                           ---------------
Net investment income (loss)                                                                       202,957
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,116,427
Realized gain distributions                                                                        303,721
Net change in unrealized appreciation (depreciation)                                            15,192,347
                                                                                           ---------------
Net gain (loss)                                                                                 16,612,495
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    16,815,452
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            202,957   $            403,911
Net realized gain (loss)                                                   1,116,427               (648,464)
Realized gain distributions                                                  303,721                     --
Net change in unrealized appreciation (depreciation)                      15,192,347              7,458,734
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         16,815,452              7,214,181
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,263,663              5,556,355
Cost of units redeemed                                                   (18,810,591)           (12,377,146)
Account charges                                                              (15,370)               (17,749)
                                                                --------------------   --------------------
Increase (decrease)                                                      (14,562,298)            (6,838,540)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,253,154                375,641
Net assets, beginning                                                     62,745,147             62,369,506
                                                                --------------------   --------------------
Net assets, ending                                              $         64,998,301   $         62,745,147
                                                                ====================   ====================

Units sold                                                                   627,599              1,033,263
Units redeemed                                                            (2,855,341)            (2,130,386)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,227,742)            (1,097,123)
Units outstanding, beginning                                              10,018,609             11,115,732
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,790,867             10,018,609
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $        334,794,536
Cost of units redeemed/account charges                                                         (347,270,387)
Net investment income (loss)                                                                     17,981,736
Net realized gain (loss)                                                                         19,669,552
Realized gain distributions                                                                      27,156,660
Net change in unrealized appreciation (depreciation)                                             12,666,204
                                                                                       --------------------
Net assets                                                                             $         64,998,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.93             7,712   $        61,169              1.25%             30.7%
12/31/2012                        6.07             9,747            59,162              1.25%             11.9%
12/31/2011                        5.42            10,880            59,000              1.25%             -3.6%
12/31/2010                        5.62            11,108            62,465              1.25%             12.1%
12/31/2009                        5.02            11,239            56,363              1.25%             28.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.14                 0   $             0              1.00%             31.0%
12/31/2012                        6.21                 0                 0              1.00%             12.2%
12/31/2011                        5.54                 0                 0              1.00%             -3.3%
12/31/2010                        5.73                 0                 0              1.00%             12.4%
12/31/2009                        5.09                 0                 0              1.00%             29.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.35                 0   $             0              0.75%             31.3%
12/31/2012                        6.36                 0                 0              0.75%             12.5%
12/31/2011                        5.65                 0                 0              0.75%             -3.1%
12/31/2010                        5.83                 0                 0              0.75%             12.7%
12/31/2009                        5.17                 0                 0              0.75%             29.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.57                 0   $             0              0.50%             31.7%
12/31/2012                        6.51                 0                 0              0.50%             12.8%
12/31/2011                        5.77                 0                 0              0.50%             -2.8%
12/31/2010                        5.94                 0                 0              0.50%             13.0%
12/31/2009                        5.26                 0                 0              0.50%             29.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.79                 0   $             0              0.25%             32.0%
12/31/2012                        6.66                 0                 0              0.25%             13.1%
12/31/2011                        5.89                 0                 0              0.25%             -2.6%
12/31/2010                        6.05                56               338              0.25%             13.3%
12/31/2009                        5.34                49               262              0.25%             30.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.57                 0   $             0              0.00%             32.3%
12/31/2012                        1.94               184               357              0.00%             13.3%
12/31/2011                        1.71               140               240              0.00%             -2.4%
12/31/2010                        1.75               128               224              0.00%             13.5%
12/31/2009                        1.54                 0                 0              0.00%             30.3%

                                                               BAND S
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013                       48.76                79             3,829              0.50%             31.7%
12/31/2012                       37.04                87             3,226              0.50%             12.8%
12/31/2011                       32.84                95             3,130              0.50%             -2.8%
12/31/2010                       33.80               100             3,382              0.50%             13.0%
12/31/2009                       29.92               116             3,475              0.50%             29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                                  2013              2012              2011              2010              2007
                       ---------------------------------------------------------------------------------------
                                   1.5%              1.9%              1.5%              1.5%              1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,443,288   $     7,791,556           225,151
                                                                         ===============   ===============
Receivables: investments sold                                  116,967
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,560,255
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,375,011         6,303,821   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                         185,244           132,573              1.40
                                                       ---------------   ---------------
 Total                                                 $     8,560,255         6,436,394
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,162
Mortality & expense charges                                                                        (83,688)
                                                                                           ---------------
Net investment income (loss)                                                                       (75,526)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           526,150
Realized gain distributions                                                                         40,166
Net change in unrealized appreciation (depreciation)                                               168,651
                                                                                           ---------------
Net gain (loss)                                                                                    734,967
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       659,441
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (75,526)  $            (15,212)
Net realized gain (loss)                                                     526,150                (32,273)
Realized gain distributions                                                   40,166                     --
Net change in unrealized appreciation (depreciation)                         168,651                869,465
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            659,441                821,980
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,374,906             11,949,337
Cost of units redeemed                                                    (2,295,805)            (6,667,871)
Account charges                                                               (5,523)               (10,050)
                                                                --------------------   --------------------
Increase (decrease)                                                         (926,422)             5,271,416
                                                                --------------------   --------------------
Net increase (decrease)                                                     (266,981)             6,093,396
Net assets, beginning                                                      8,827,236              2,733,840
                                                                --------------------   --------------------
Net assets, ending                                              $          8,560,255   $          8,827,236
                                                                ====================   ====================

Units sold                                                                 5,891,219             10,585,683
Units redeemed                                                            (6,453,323)            (6,215,114)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (562,104)             4,370,569
Units outstanding, beginning                                               6,998,498              2,627,929
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,436,394              6,998,498
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         18,189,151
Cost of units redeemed/account charges                                                          (10,765,236)
Net investment income (loss)                                                                        (63,874)
Net realized gain (loss)                                                                            508,316
Realized gain distributions                                                                          40,166
Net change in unrealized appreciation (depreciation)                                                651,732
                                                                                       --------------------
Net assets                                                                             $          8,560,255
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33             6,304   $         8,375              1.25%              7.0%
12/31/2012                        1.24             4,118             5,113              1.25%             19.3%
12/31/2011                        1.04             2,628             2,734              1.25%            -19.1%
12/31/2010                        1.29               616               792              1.25%             25.4%
12/31/2009                        1.03                 0                 0              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%              7.3%
12/31/2012                        1.25                 0                 0              1.00%             19.6%
12/31/2011                        1.05                 0                 0              1.00%            -18.9%
12/31/2010                        1.29                 0                 0              1.00%             25.7%
12/31/2009                        1.03                 0                 0              1.00%              2.6%

                                                    BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%              7.5%
12/31/2012                        1.26                 0                 0              0.75%             19.9%
12/31/2011                        1.05                 0                 0              0.75%            -18.7%
12/31/2010                        1.29                 0                 0              0.75%             26.0%
12/31/2009                        1.03                 0                 0              0.75%              2.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%              7.8%
12/31/2012                        1.27                 0                 0              0.50%             20.2%
12/31/2011                        1.06                 0                 0              0.50%            -18.5%
12/31/2010                        1.30                 0                 0              0.50%             26.4%
12/31/2009                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.25%              8.1%
12/31/2012                        1.28                 0                 0              0.25%             20.5%
12/31/2011                        1.06                 0                 0              0.25%            -18.3%
12/31/2010                        1.30                 0                 0              0.25%             26.7%
12/31/2009                        1.03                 0                 0              0.25%              2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40               133   $           185              0.00%              8.4%
12/31/2012                        1.29             2,880             3,714              0.00%             20.8%
12/31/2011                        1.07                 0                 0              0.00%            -18.1%
12/31/2010                        1.30                 0                 0              0.00%             27.0%
12/31/2009                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.6%
                2011               2.9%
                2010               0.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,179,107   $    13,366,913           383,431
                                                                         ===============   ===============
Receivables: investments sold                                  222,578
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,401,685
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,000,073         8,884,508   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                       4,401,612         3,821,063              1.15
                                                       ---------------   ---------------
 Total                                                 $    14,401,685        12,705,571
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        54,483
Mortality & expense charges                                                                        (47,668)
                                                                                           ---------------
Net investment income (loss)                                                                         6,815
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,661
Realized gain distributions                                                                         59,721
Net change in unrealized appreciation (depreciation)                                               812,194
                                                                                           ---------------
Net gain (loss)                                                                                    883,576
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       890,391
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,815   $                 --
Net realized gain (loss)                                                      11,661                     --
Realized gain distributions                                                   59,721                     --
Net change in unrealized appreciation (depreciation)                         812,194                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            890,391                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  17,743,015                     --
Cost of units redeemed                                                    (4,213,386)                    --
Account charges                                                              (18,335)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       13,511,294                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,401,685                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         14,401,685   $                 --
                                                                ====================   ====================

Units sold                                                                16,671,112                     --
Units redeemed                                                            (3,965,541)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                   12,705,571                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,705,571                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         17,743,015
Cost of units redeemed/account charges                                                           (4,231,721)
Net investment income (loss)                                                                          6,815
Net realized gain (loss)                                                                             11,661
Realized gain distributions                                                                          59,721
Net change in unrealized appreciation (depreciation)                                                812,194
                                                                                       --------------------
Net assets                                                                             $         14,401,685
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13             8,885   $        10,000              1.25%              7.3%
12/31/2012                        1.05                 0                 0              1.25%              4.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              1.00%              7.6%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.75%              7.9%
12/31/2012                        1.05                 0                 0              0.75%              5.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%              8.1%
12/31/2012                        1.06                 0                 0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%              8.4%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15             3,821   $         4,402              0.00%              8.7%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES FUND A CLASS - 683943104

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       354,351   $       278,412             8,604
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (281)
                                                       ---------------
Net assets                                             $       354,070
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       354,070           252,782   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $       354,070           252,782
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             -
Mortality & expense charges                                                                        (14,231)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,231)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           285,009
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               151,503
                                                                                           ---------------
Net gain (loss)                                                                                    436,512
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       422,281
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,231)  $              2,461
Net realized gain (loss)                                                     285,009                (10,122)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         151,503                (76,936)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            422,281                (84,597)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     248,528              1,532,008
Cost of units redeemed                                                    (1,606,117)              (197,084)
Account charges                                                               (1,188)                  (707)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,358,777)             1,334,217
                                                                --------------------   --------------------
Net increase (decrease)                                                     (936,496)             1,249,620
Net assets, beginning                                                      1,290,566                 40,946
                                                                --------------------   --------------------
Net assets, ending                                              $            354,070   $          1,290,566
                                                                ====================   ====================

Units sold                                                                   205,502              1,437,723
Units redeemed                                                            (1,232,863)              (201,812)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,027,361)             1,235,911
Units outstanding, beginning                                               1,280,143                 44,232
                                                                --------------------   --------------------
Units outstanding, ending                                                    252,782              1,280,143
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,867,586
Cost of units redeemed/account charges                                                           (1,852,750)
Net investment income (loss)                                                                        (11,674)
Net realized gain (loss)                                                                            274,969
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 75,939
                                                                                       --------------------
Net assets                                                                             $            354,070
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40               253   $           354              1.25%             38.9%
12/31/2012                        1.01             1,280             1,291              1.25%              8.9%
12/31/2011                        0.93                44                41              1.25%            -10.4%
12/31/2010                        1.03                 0                 0              1.25%              3.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             39.3%
12/31/2012                        1.01                 0                 0              1.00%              9.2%
12/31/2011                        0.93                 0                 0              1.00%            -10.1%
12/31/2010                        1.03                 0                 0              1.00%              3.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             39.6%
12/31/2012                        1.02                 0                 0              0.75%              9.5%
12/31/2011                        0.93                 0                 0              0.75%             -9.9%
12/31/2010                        1.03                 0                 0              0.75%              3.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.50%             40.0%
12/31/2012                        1.02                 0                 0              0.50%              9.7%
12/31/2011                        0.93                 0                 0              0.50%             -9.7%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             40.3%
12/31/2012                        1.03                 0                 0              0.25%             10.0%
12/31/2011                        0.94                 0                 0              0.25%             -9.5%
12/31/2010                        1.03                 0                 0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             40.7%
12/31/2012                        1.04                 0                 0              0.00%             10.3%
12/31/2011                        0.94                 0                 0              0.00%             -9.2%
12/31/2010                        1.04                 0                 0              0.00%              3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               2.2%
                2011               1.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND N CLASS - 683974406

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,829,577   $     7,491,690           241,665
                                                                         ===============   ===============
Receivables: investments sold                                   22,616
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,852,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,170,085         3,163,766   $          2.58
Band 100                                                         6,328             2,398              2.64
Band 75                                                             --                --              2.70
Band 50                                                          8,746             3,175              2.75
Band 25                                                             --                --              2.81
Band 0                                                         667,034           231,926              2.88
                                                       ---------------   ---------------
 Total                                                 $     8,852,193         3,401,265
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (161,804)
                                                                                           ---------------
Net investment income (loss)                                                                      (161,804)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,312,842
Realized gain distributions                                                                         49,053
Net change in unrealized appreciation (depreciation)                                            (1,574,915)
                                                                                           ---------------
Net gain (loss)                                                                                    786,980
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       625,176
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (161,804)  $           (140,064)
Net realized gain (loss)                                                   2,312,842                193,578
Realized gain distributions                                                   49,053                     --
Net change in unrealized appreciation (depreciation)                      (1,574,915)             2,241,853
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            625,176              2,295,367
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,958,206              5,676,038
Cost of units redeemed                                                   (11,756,840)            (3,219,065)
Account charges                                                               (5,914)                (6,280)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,804,548)             2,450,693
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,179,372)             4,746,060
Net assets, beginning                                                     16,031,565             11,285,505
                                                                --------------------   --------------------
Net assets, ending                                              $          8,852,193   $         16,031,565
                                                                ====================   ====================

Units sold                                                                 1,607,620              2,830,293
Units redeemed                                                            (4,795,966)            (1,758,259)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,188,346)             1,072,034
Units outstanding, beginning                                               6,589,611              5,517,577
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,401,265              6,589,611
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         31,345,019
Cost of units redeemed/account charges                                                          (26,880,183)
Net investment income (loss)                                                                       (476,383)
Net realized gain (loss)                                                                          1,378,801
Realized gain distributions                                                                       2,147,052
Net change in unrealized appreciation (depreciation)                                              1,337,887
                                                                                       --------------------
Net assets                                                                             $          8,852,193
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.58             3,164   $         8,170              1.25%              6.6%
12/31/2012                        2.42             6,299            15,258              1.25%             19.0%
12/31/2011                        2.04             5,230            10,649              1.25%            -19.4%
12/31/2010                        2.53             5,062            12,792              1.25%             24.9%
12/31/2009                        2.02             4,180             8,458              1.25%             78.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.64                 2   $             6              1.00%              6.9%
12/31/2012                        2.47                 1                 3              1.00%             19.3%
12/31/2011                        2.07                 0                 0              1.00%            -19.2%
12/31/2010                        2.56                 0                 0              1.00%             25.2%
12/31/2009                        2.05                 0                 0              1.00%             79.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.70                 0   $             0              0.75%              7.1%
12/31/2012                        2.52                 0                 0              0.75%             19.6%
12/31/2011                        2.10                 0                 0              0.75%            -19.0%
12/31/2010                        2.60                 0                 0              0.75%             25.5%
12/31/2009                        2.07                 0                 0              0.75%             79.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.75                 3   $             9              0.50%              7.4%
12/31/2012                        2.56                 3                 9              0.50%             19.9%
12/31/2011                        2.14                 3                 7              0.50%            -18.8%
12/31/2010                        2.64                 1                 3              0.50%             25.8%
12/31/2009                        2.09                 0                 0              0.50%             80.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.81                 0   $             0              0.25%              7.7%
12/31/2012                        2.61                 0                 0              0.25%             20.2%
12/31/2011                        2.18                 0                 0              0.25%            -18.6%
12/31/2010                        2.67                 0                 0              0.25%             26.2%
12/31/2009                        2.12                 0                 0              0.25%             80.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.88               232   $           667              0.00%              8.0%
12/31/2012                        2.66               286               763              0.00%             20.5%
12/31/2011                        2.21               284               629              0.00%            -18.4%
12/31/2010                        2.71               142               384              0.00%             26.5%
12/31/2009                        2.14                11                23              0.00%             81.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.2%
                2011               1.4%
                2010               0.0%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES FUND N CLASS - 683943500

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       393,887   $       282,673             9,855
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (257)
                                                       ---------------
Net assets                                             $       393,630
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       393,630           284,099   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $       393,630           284,099
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,942)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,942)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,838
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               102,258
                                                                                           ---------------
Net gain (loss)                                                                                    107,096
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       103,154
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,942)  $               (682)
Net realized gain (loss)                                                       4,838                  2,855
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         102,258                  9,345
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,154                 11,518
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     128,071                314,361
Cost of units redeemed                                                       (23,077)              (167,365)
Account charges                                                                  (91)                   (62)
                                                                --------------------   --------------------
Increase (decrease)                                                          104,903                146,934
                                                                --------------------   --------------------
Net increase (decrease)                                                      208,057                158,452
Net assets, beginning                                                        185,573                 27,121
                                                                --------------------   --------------------
Net assets, ending                                              $            393,630   $            185,573
                                                                ====================   ====================

Units sold                                                                   120,296                332,468
Units redeemed                                                               (21,632)              (176,442)
                                                                --------------------   --------------------
Net increase (decrease)                                                       98,664                156,026
Units outstanding, beginning                                                 185,435                 29,409
                                                                --------------------   --------------------
Units outstanding, ending                                                    284,099                185,435
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            471,303
Cost of units redeemed/account charges                                                             (191,874)
Net investment income (loss)                                                                         (4,657)
Net realized gain (loss)                                                                              7,644
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                111,214
                                                                                       --------------------
Net assets                                                                             $            393,630
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/09/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39               284   $           394              1.25%             38.5%
12/31/2012                        1.00               185               186              1.25%              8.5%
12/31/2011                        0.92                29                27              1.25%            -10.7%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.00%             38.8%
12/31/2012                        1.01                 0                 0              1.00%              8.8%
12/31/2011                        0.92                 0                 0              1.00%            -10.4%
12/31/2010                        1.03                 0                 0              1.00%              3.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             39.1%
12/31/2012                        1.01                 0                 0              0.75%              9.1%
12/31/2011                        0.93                 0                 0              0.75%            -10.2%
12/31/2010                        1.03                 0                 0              0.75%              3.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             39.5%
12/31/2012                        1.02                 0                 0              0.50%              9.3%
12/31/2011                        0.93                 0                 0              0.50%            -10.0%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             39.8%
12/31/2012                        1.02                 0                 0              0.25%              9.6%
12/31/2011                        0.93                 0                 0              0.25%             -9.8%
12/31/2010                        1.03                 0                 0              0.25%              3.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.00%             40.2%
12/31/2012                        1.03                 0                 0              0.00%              9.9%
12/31/2011                        0.94                 0                 0              0.00%             -9.5%
12/31/2010                        1.03                 0                 0              0.00%              3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                    2013                       0.0%
                    2012                       1.4%
                    2011                       0.2%
                    2010                       0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      OPPENHEIMER GLOBAL OPPORTUNITIES FUND Y CLASS - 683943401 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.53
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.25%             39.3%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.00%             39.7%
12/31/2012                        1.10                 0                 0              1.00%              9.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.75%             40.0%
12/31/2012                        1.10                 0                 0              0.75%              9.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.50%             40.4%
12/31/2012                        1.10                 0                 0              0.50%              9.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.25%             40.7%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             41.1%
12/31/2012                        1.10                 0                 0              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GLOBAL STRATEGIC INCOME FUND A CLASS - 68380K102

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,127,569   $     2,153,506           525,198
                                                                         ===============   ===============
Receivables: investments sold                                   41,501
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,169,070
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,136,028         1,653,142   $          1.29
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.38
Band 0                                                          33,042            23,546              1.40
                                                       ---------------   ---------------
 Total                                                 $     2,169,070         1,676,688
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        48,506
Mortality & expense charges                                                                        (12,910)
                                                                                           ---------------
Net investment income (loss)                                                                        35,596
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,209)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (27,184)
                                                                                           ---------------
Net gain (loss)                                                                                    (32,393)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,203
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,596   $              2,765
Net realized gain (loss)                                                      (5,209)                (6,651)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (27,184)                17,813
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,203                 13,927
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,343,622                 18,142
Cost of units redeemed                                                      (213,418)              (285,485)
Account charges                                                                 (254)                   (21)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,129,950               (267,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,133,153               (253,437)
Net assets, beginning                                                         35,917                289,354
                                                                --------------------   --------------------
Net assets, ending                                              $          2,169,070   $             35,917
                                                                ====================   ====================

Units sold                                                                 1,828,435                 14,970
Units redeemed                                                              (179,099)              (234,635)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,649,336               (219,665)
Units outstanding, beginning                                                  27,352                247,017
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,676,688                 27,352
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          3,691,553
Cost of units redeemed/account charges                                                           (1,704,130)
Net investment income (loss)                                                                        176,592
Net realized gain (loss)                                                                             30,992
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (25,937)
                                                                                       --------------------
Net assets                                                                             $          2,169,070
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29             1,653   $         2,136              1.25%             -1.6%
12/31/2012                        1.31                27                36              1.25%             12.1%
12/31/2011                        1.17               247               289              1.25%             -0.4%
12/31/2010                        1.18               210               247              1.25%             14.4%
12/31/2009                        1.03               215               220              1.25%             20.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              1.00%             -1.4%
12/31/2012                        1.33                 0                 0              1.00%             12.4%
12/31/2011                        1.18                 0                 0              1.00%             -0.1%
12/31/2010                        1.19                 0                 0              1.00%             14.7%
12/31/2009                        1.03                 0                 0              1.00%             21.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             -1.1%
12/31/2012                        1.35                 0                 0              0.75%             12.7%
12/31/2011                        1.20                 0                 0              0.75%              0.1%
12/31/2010                        1.20                 0                 0              0.75%             15.0%
12/31/2009                        1.04                 0                 0              0.75%             21.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             -0.9%
12/31/2012                        1.37                 0                 0              0.50%             12.9%
12/31/2011                        1.21                 0                 0              0.50%              0.4%
12/31/2010                        1.21                 0                 0              0.50%             15.3%
12/31/2009                        1.05                 0                 0              0.50%             21.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.25%             -0.6%
12/31/2012                        1.39                 0                 0              0.25%             13.2%
12/31/2011                        1.23                 0                 0              0.25%              0.6%
12/31/2010                        1.22               480               585              0.25%             15.6%
12/31/2009                        1.05               488               515              0.25%             21.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                24   $            33              0.00%             -0.4%
12/31/2012                        1.41                 0                 0              0.00%             13.5%
12/31/2011                        1.24                 0                 0              0.00%              0.9%
12/31/2010                        1.23                 0                 0              0.00%             15.9%
12/31/2009                        1.06                 0                 0              0.00%             22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.4%
                2012               2.2%
                2011               8.3%
                2010               7.0%
                2009               6.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GLOBAL STRATEGIC INCOME FUND N CLASS - 68380K607

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       743,602   $       774,381           180,973
                                                                         ===============   ===============
Receivables: investments sold                                    5,628
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       749,230
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       663,620           526,422   $          1.26
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.35
Band 0                                                          85,610            62,529              1.37
                                                       ---------------   ---------------
 Total                                                 $       749,230           588,951
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        85,104
Mortality & expense charges                                                                        (20,581)
                                                                                           ---------------
Net investment income (loss)                                                                        64,523
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            64,121
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (179,824)
                                                                                           ---------------
Net gain (loss)                                                                                   (115,703)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (51,180)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             64,523   $             95,217
Net realized gain (loss)                                                      64,121                 13,560
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (179,824)               141,674
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (51,180)               250,451
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     498,422                688,501
Cost of units redeemed                                                    (2,349,147)              (228,302)
Account charges                                                                 (262)                  (432)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,850,987)               459,767
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,902,167)               710,218
Net assets, beginning                                                      2,651,397              1,941,179
                                                                --------------------   --------------------
Net assets, ending                                              $            749,230   $          2,651,397
                                                                ====================   ====================

Units sold                                                                   386,258                575,268
Units redeemed                                                            (1,858,408)              (200,695)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,472,150)               374,573
Units outstanding, beginning                                               2,061,101              1,686,528
                                                                --------------------   --------------------
Units outstanding, ending                                                    588,951              2,061,101
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          3,605,452
Cost of units redeemed/account charges                                                           (3,302,279)
Net investment income (loss)                                                                        337,280
Net realized gain (loss)                                                                            139,556
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (30,779)
                                                                                       --------------------
Net assets                                                                             $            749,230
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26               526   $           664              1.25%             -1.7%
12/31/2012                        1.28             1,985             2,547              1.25%             11.7%
12/31/2011                        1.15             1,638             1,882              1.25%             -0.8%
12/31/2010                        1.16             1,343             1,555              1.25%             13.9%
12/31/2009                        1.02               871               885              1.25%             19.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              1.00%             -1.5%
12/31/2012                        1.30                 0                 0              1.00%             11.9%
12/31/2011                        1.16                 0                 0              1.00%             -0.5%
12/31/2010                        1.17                 0                 0              1.00%             14.2%
12/31/2009                        1.02                 0                 0              1.00%             20.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.75%             -1.2%
12/31/2012                        1.32                 0                 0              0.75%             12.2%
12/31/2011                        1.18                 0                 0              0.75%             -0.3%
12/31/2010                        1.18                 0                 0              0.75%             14.5%
12/31/2009                        1.03                 0                 0              0.75%             20.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             -1.0%
12/31/2012                        1.34                 0                 0              0.50%             12.5%
12/31/2011                        1.19                 0                 0              0.50%              0.0%
12/31/2010                        1.19                 0                 0              0.50%             14.8%
12/31/2009                        1.04                 0                 0              0.50%             20.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             -0.8%
12/31/2012                        1.36                 0                 0              0.25%             12.8%
12/31/2011                        1.20                 0                 0              0.25%              0.2%
12/31/2010                        1.20                 0                 0              0.25%             15.1%
12/31/2009                        1.04                 0                 0              0.25%             21.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                63   $            86              0.00%             -0.5%
12/31/2012                        1.38                76               104              0.00%             13.1%
12/31/2011                        1.22                49                59              0.00%              0.5%
12/31/2010                        1.21                34                41              0.00%             15.4%
12/31/2009                        1.05                58                61              0.00%             21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.0%
                2012               5.3%
                2011               6.0%
                2010               6.1%
                2009               6.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GLOBAL STRATEGIC INCOME FUND Y CLASS - 68380K508

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        13,965   $        14,047             3,434
                                                                         ===============   ===============
Receivables: investments sold                                      217
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        14,182
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,182            14,100   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $        14,182            14,100
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           253
Mortality & expense charges                                                                            (67)
                                                                                           ---------------
Net investment income (loss)                                                                           186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (82)
                                                                                           ---------------
Net gain (loss)                                                                                        (82)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           104
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                186   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (82)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                104                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,078                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           14,078                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,182                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             14,182   $                 --
                                                                ====================   ====================

Units sold                                                                    14,100                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,100                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,100                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             14,078
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            186
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    (82)
                                                                                       --------------------
Net assets                                                                             $             14,182
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                14   $            14              1.25%             -1.1%
12/31/2012                        1.02                 0                 0              1.25%              1.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%             -0.9%
12/31/2012                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%             -0.6%
12/31/2012                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%             -0.4%
12/31/2012                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%             -0.1%
12/31/2012                        1.02                 0                 0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              0.1%
12/31/2012                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND A CLASS - 68380U100

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,025   $        30,550             1,105
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (45)
                                                       ---------------
Net assets                                             $        35,980
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,980            23,265   $          1.55
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $        35,980            23,265
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           247
Mortality & expense charges                                                                           (168)
                                                                                           ---------------
Net investment income (loss)                                                                            79
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                14
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,475
                                                                                           ---------------
Net gain (loss)                                                                                      5,489
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,568
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 79   $                 --
Net realized gain (loss)                                                          14                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,475                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,568                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,456                     --
Cost of units redeemed                                                           (44)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           30,412                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,980                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             35,980   $                 --
                                                                ====================   ====================

Units sold                                                                    23,293                     --
Units redeemed                                                                   (28)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,265                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,265                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             30,456
Cost of units redeemed/account charges                                                                  (44)
Net investment income (loss)                                                                             79
Net realized gain (loss)                                                                                 14
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  5,475
                                                                                       --------------------
Net assets                                                                             $             35,980
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                23   $            36              1.25%             43.1%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              1.00%             43.4%
12/31/2012                        1.08                 0                 0              1.00%              8.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.75%             43.8%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.50%             44.1%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.25%             44.5%
12/31/2012                        1.08                 0                 0              0.25%              8.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.00%             44.9%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND N CLASS - 68380U407

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,736,854   $     1,251,737            55,493
                                                                         ===============   ===============
Receivables: investments sold                                       79
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,736,933
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,736,933           634,142   $          2.74
Band 100                                                            --                --              2.80
Band 75                                                             --                --              2.86
Band 50                                                             --                --              2.92
Band 25                                                             --                --              2.99
Band 0                                                              --                --              3.05
                                                       ---------------   ---------------
 Total                                                 $     1,736,933           634,142
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,021
Mortality & expense charges                                                                        (17,819)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,798)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,805
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               434,091
                                                                                           ---------------
Net gain (loss)                                                                                    523,896
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       514,098
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,798)  $             (4,628)
Net realized gain (loss)                                                      89,805                (29,188)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         434,091                276,120
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            514,098                242,304
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     443,155                 78,116
Cost of units redeemed                                                      (439,809)              (452,652)
Account charges                                                                 (295)                  (256)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,051               (374,792)
                                                                --------------------   --------------------
Net increase (decrease)                                                      517,149               (132,488)
Net assets, beginning                                                      1,219,784              1,352,272
                                                                --------------------   --------------------
Net assets, ending                                              $          1,736,933   $          1,219,784
                                                                ====================   ====================

Units sold                                                                   187,457                 44,669
Units redeemed                                                              (188,716)              (259,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,259)              (214,571)
Units outstanding, beginning                                                 635,401                849,972
                                                                --------------------   --------------------
Units outstanding, ending                                                    634,142                635,401
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          6,768,831
Cost of units redeemed/account charges                                                           (5,897,482)
Net investment income (loss)                                                                        215,795
Net realized gain (loss)                                                                            (61,295)
Realized gain distributions                                                                         225,967
Net change in unrealized appreciation (depreciation)                                                485,117
                                                                                       --------------------
Net assets                                                                             $          1,736,933
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.74               634   $         1,737              1.25%             42.7%
12/31/2012                        1.92               635             1,220              1.25%             20.7%
12/31/2011                        1.59               850             1,352              1.25%            -21.7%
12/31/2010                        2.03               941             1,911              1.25%             35.0%
12/31/2009                        1.50             1,192             1,792              1.25%            118.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.80                 0   $             0              1.00%             43.0%
12/31/2012                        1.96                 0                 0              1.00%             21.0%
12/31/2011                        1.62                 0                 0              1.00%            -21.5%
12/31/2010                        2.06                 0                 0              1.00%             35.3%
12/31/2009                        1.52                 0                 0              1.00%            118.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.86                 0   $             0              0.75%             43.4%
12/31/2012                        1.99                 0                 0              0.75%             21.3%
12/31/2011                        1.64                 0                 0              0.75%            -21.3%
12/31/2010                        2.09                 0                 0              0.75%             35.7%
12/31/2009                        1.54                 0                 0              0.75%            119.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.92                 0   $             0              0.50%             43.8%
12/31/2012                        2.03                 0                 0              0.50%             21.6%
12/31/2011                        1.67                 0                 0              0.50%            -21.1%
12/31/2010                        2.12                 0                 0              0.50%             36.0%
12/31/2009                        1.56                 0                 0              0.50%            120.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.99                 0   $             0              0.25%             44.1%
12/31/2012                        2.07                 0                 0              0.25%             21.9%
12/31/2011                        1.70                 0                 0              0.25%            -20.9%
12/31/2010                        2.15                 0                 0              0.25%             36.4%
12/31/2009                        1.58                 0                 0              0.25%            120.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.05                 0   $             0              0.00%             44.5%
12/31/2012                        2.11                 0                 0              0.00%             22.2%
12/31/2011                        1.73                 0                 0              0.00%            -20.7%
12/31/2010                        2.18                 0                 0              0.00%             36.7%
12/31/2009                        1.59                 0                 0              0.00%            121.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.8%
                2011               3.6%
                2010               8.4%
                2009               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND Y CLASS - 68380U506

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       282,257   $       273,380             8,745
                                                                         ===============   ===============
Receivables: investments sold                                      208
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       282,465
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       282,465           182,066   $          1.55
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $       282,465           182,066
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,547
Mortality & expense charges                                                                           (178)
                                                                                           ---------------
Net investment income (loss)                                                                         2,369
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,877
                                                                                           ---------------
Net gain (loss)                                                                                      8,879
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,248
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,369   $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,877                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,248                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     271,217                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          271,217                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      282,465                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            282,465   $                 --
                                                                ====================   ====================

Units sold                                                                   182,066                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      182,066                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    182,066                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            271,217
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                          2,369
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  8,877
                                                                                       --------------------
Net assets                                                                             $            282,465
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55               182   $           282              1.25%             43.5%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              1.00%             43.8%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.75%             44.2%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.50%             44.5%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.25%             44.9%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.00%             45.3%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,083,014   $     3,563,549           107,186
                                                                         ===============   ===============
Receivables: investments sold                                   27,587
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,110,601
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,723,845         3,201,044   $          1.16
Band 100                                                         8,046             6,811              1.18
Band 75                                                             --                --              1.20
Band 50                                                          2,087             1,713              1.22
Band 25                                                             --                --              1.24
Band 0                                                         376,623           299,856              1.26
                                                       ---------------   ---------------
 Total                                                 $     4,110,601         3,509,424
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,552
Mortality & expense charges                                                                        (23,985)
                                                                                           ---------------
Net investment income (loss)                                                                         4,567
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,041
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               412,867
                                                                                           ---------------
Net gain (loss)                                                                                    452,908
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       457,475
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,567   $              4,488
Net realized gain (loss)                                                      40,041                 16,205
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         412,867                104,028
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            457,475                124,721
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,009,610                776,397
Cost of units redeemed                                                      (235,125)              (120,412)
Account charges                                                                 (476)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,774,009                655,978
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,231,484                780,699
Net assets, beginning                                                        879,117                 98,418
                                                                --------------------   --------------------
Net assets, ending                                              $          4,110,601   $            879,117
                                                                ====================   ====================

Units sold                                                                 2,873,283                954,534
Units redeemed                                                              (297,579)              (146,359)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,575,704                808,175
Units outstanding, beginning                                                 933,720                125,545
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,509,424                933,720
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          3,907,778
Cost of units redeemed/account charges                                                             (384,152)
Net investment income (loss)                                                                          8,430
Net realized gain (loss)                                                                             59,080
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                519,465
                                                                                       --------------------
Net assets                                                                             $          4,110,601
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16             3,201   $         3,724              1.25%             23.6%
12/31/2012                        0.94               934               879              1.25%             20.1%
12/31/2011                        0.78               126                98              1.25%             -8.9%
12/31/2010                        0.86                99                85              1.25%             13.3%
12/31/2009                        0.76                36                28              1.25%             36.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 7   $             8              1.00%             23.9%
12/31/2012                        0.95                 0                 0              1.00%             20.4%
12/31/2011                        0.79                 0                 0              1.00%             -8.6%
12/31/2010                        0.87                 0                 0              1.00%             13.6%
12/31/2009                        0.76                 0                 0              1.00%             36.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             24.2%
12/31/2012                        0.97                 0                 0              0.75%             20.7%
12/31/2011                        0.80                 0                 0              0.75%             -8.4%
12/31/2010                        0.87                 0                 0              0.75%             13.8%
12/31/2009                        0.77                 0                 0              0.75%             36.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 2   $             2              0.50%             24.5%
12/31/2012                        0.98                 0                 0              0.50%             21.0%
12/31/2011                        0.81                 0                 0              0.50%             -8.2%
12/31/2010                        0.88                 0                 0              0.50%             14.1%
12/31/2009                        0.77                 0                 0              0.50%             37.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.25%             24.8%
12/31/2012                        0.99                 0                 0              0.25%             21.3%
12/31/2011                        0.82                 0                 0              0.25%             -7.9%
12/31/2010                        0.89                 0                 0              0.25%             14.4%
12/31/2009                        0.78                 0                 0              0.25%             37.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26               300   $           377              0.00%             25.1%
12/31/2012                        1.00                 0                 0              0.00%             21.6%
12/31/2011                        0.83                 0                 0              0.00%             -7.7%
12/31/2010                        0.89                 0                 0              0.00%             14.7%
12/31/2009                        0.78                 0                 0              0.00%             37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               2.1%
                2011               0.8%
                2010               0.7%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND N CLASS - 68380L506

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,159,869   $       983,513            30,449
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,416)
                                                       ---------------
Net assets                                             $     1,149,453
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       949,700           829,436   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                         199,753           161,585              1.24
                                                       ---------------   ---------------
 Total                                                 $     1,149,453           991,021
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,183
Mortality & expense charges                                                                        (13,092)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,909)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           229,313
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                46,839
                                                                                           ---------------
Net gain (loss)                                                                                    276,152
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       269,243
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,909)  $             (1,033)
Net realized gain (loss)                                                     229,313                 10,954
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          46,839                145,135
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            269,243                155,056
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,843                864,314
Cost of units redeemed                                                      (427,530)              (474,210)
Account charges                                                                 (699)                  (428)
                                                                --------------------   --------------------
Increase (decrease)                                                         (354,386)               389,676
                                                                --------------------   --------------------
Net increase (decrease)                                                      (85,143)               544,732
Net assets, beginning                                                      1,234,596                689,864
                                                                --------------------   --------------------
Net assets, ending                                              $          1,149,453   $          1,234,596
                                                                ====================   ====================

Units sold                                                                   821,857              1,053,684
Units redeemed                                                            (1,149,063)              (624,914)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (327,206)               428,770
Units outstanding, beginning                                               1,318,227                889,457
                                                                --------------------   --------------------
Units outstanding, ending                                                    991,021              1,318,227
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,956,892
Cost of units redeemed/account charges                                                           (1,244,917)
Net investment income (loss)                                                                        (16,757)
Net realized gain (loss)                                                                            277,879
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                176,356
                                                                                       --------------------
Net assets                                                                             $          1,149,453
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14               829   $           950              1.25%             23.2%
12/31/2012                        0.93             1,157             1,075              1.25%             19.8%
12/31/2011                        0.78               889               690              1.25%             -9.1%
12/31/2010                        0.85               637               543              1.25%             13.0%
12/31/2009                        0.75               274               207              1.25%             35.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              1.00%             23.6%
12/31/2012                        0.94                 0                 0              1.00%             20.1%
12/31/2011                        0.78                 0                 0              1.00%             -8.9%
12/31/2010                        0.86                 0                 0              1.00%             13.3%
12/31/2009                        0.76                 0                 0              1.00%             36.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.75%             23.9%
12/31/2012                        0.95                 0                 0              0.75%             20.4%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.87                 0                 0              0.75%             13.6%
12/31/2009                        0.76                 0                 0              0.75%             36.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             24.2%
12/31/2012                        0.97                 0                 0              0.50%             20.7%
12/31/2011                        0.80                 0                 0              0.50%             -8.4%
12/31/2010                        0.87                 0                 0              0.50%             13.9%
12/31/2009                        0.77                 0                 0              0.50%             36.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.25%             24.5%
12/31/2012                        0.98                 0                 0              0.25%             21.0%
12/31/2011                        0.81                 0                 0              0.25%             -8.2%
12/31/2010                        0.88                 0                 0              0.25%             14.2%
12/31/2009                        0.77                 0                 0              0.25%             37.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24               162   $           200              0.00%             24.8%
12/31/2012                        0.99               161               159              0.00%             21.3%
12/31/2011                        0.82                 0                 0              0.00%             -8.0%
12/31/2010                        0.89                 0                 0              0.00%             14.4%
12/31/2009                        0.78                 0                 0              0.00%             37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               1.1%
                2011               0.6%
                2010               0.4%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,145,654   $    10,935,527           298,562
                                                                         ===============   ===============
Receivables: investments sold                                  247,488
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,393,142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,393,142         8,521,212   $          1.34
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $    11,393,142         8,521,212
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,412
Mortality & expense charges                                                                         (6,076)
                                                                                           ---------------
Net investment income (loss)                                                                        24,336
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,848
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               210,127
                                                                                           ---------------
Net gain (loss)                                                                                    220,975
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       245,311
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,336   $                 --
Net realized gain (loss)                                                      10,848                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         210,127                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            245,311                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,268,951                     --
Cost of units redeemed                                                    (3,117,322)                    --
Account charges                                                               (3,798)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       11,147,831                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,393,142                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         11,393,142   $                 --
                                                                ====================   ====================

Units sold                                                                10,949,420                     --
Units redeemed                                                            (2,428,208)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,521,212                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,521,212                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $         14,268,951
Cost of units redeemed/account charges                                                           (3,121,120)
Net investment income (loss)                                                                         24,336
Net realized gain (loss)                                                                             10,848
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                210,127
                                                                                       --------------------
Net assets                                                                             $         11,393,142
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             8,521   $        11,393              1.25%             23.9%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             24.2%
12/31/2012                        1.08                 0                 0              1.00%              7.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             24.5%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             24.8%
12/31/2012                        1.08                 0                 0              0.50%              8.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             25.1%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             25.5%
12/31/2012                        1.08                 0                 0              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER SMALL AND MID CAP VALUE FUND A CLASS - 68380E700

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,714   $         2,360                61
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $         2,713
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,713             1,864   $          1.46
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $         2,713             1,864
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            22
Mortality & expense charges                                                                            (22)
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                85
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   354
                                                                                           ---------------
Net gain (loss)                                                                                        439
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           439
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          85                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             354                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                439                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,027                     --
Cost of units redeemed                                                          (749)                    --
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,274                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,713                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              2,713   $                 --
                                                                ====================   ====================

Units sold                                                                     2,394                     --
Units redeemed                                                                  (530)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,864                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,864                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $              3,027
Cost of units redeemed/account charges                                                                 (753)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 85
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    354
                                                                                       --------------------
Net assets                                                                             $              2,713
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 2   $             3              1.25%             36.1%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             36.4%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             36.7%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             37.1%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%             37.4%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.00%             37.8%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER MAIN STREET SMALL AND MID CAP FUND A CLASS - 68381F102

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,124,091   $       920,200            36,644
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,310)
                                                       ---------------
Net assets                                             $     1,122,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,055,372         1,301,408   $          0.81
Band 100                                                        59,849            72,486              0.83
Band 75                                                             --                --              0.84
Band 50                                                          7,560             8,833              0.86
Band 25                                                             --                --              0.87
Band 0                                                              --                --              0.89
                                                       ---------------   ---------------
 Total                                                 $     1,122,781         1,382,727
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           514
Mortality & expense charges                                                                        (17,320)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,806)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           464,036
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (61,397)
                                                                                           ---------------
Net gain (loss)                                                                                    402,639
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       385,833
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,806)  $            (13,047)
Net realized gain (loss)                                                     464,036                370,946
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (61,397)              (104,023)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            385,833                253,876
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,138,669                456,493
Cost of units redeemed                                                    (2,007,712)            (1,370,744)
Account charges                                                                 (432)                (6,566)
                                                                --------------------   --------------------
Increase (decrease)                                                         (869,475)              (920,817)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (483,642)              (666,941)
Net assets, beginning                                                      1,606,423              2,273,364
                                                                --------------------   --------------------
Net assets, ending                                              $          1,122,781   $          1,606,423
                                                                ====================   ====================

Units sold                                                                 1,038,294              1,240,111
Units redeemed                                                            (2,265,307)            (2,889,250)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,227,013)            (1,649,139)
Units outstanding, beginning                                               2,609,740              4,258,879
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,382,727              2,609,740
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          7,080,897
Cost of units redeemed/account charges                                                           (6,586,414)
Net investment income (loss)                                                                       (116,658)
Net realized gain (loss)                                                                            397,227
Realized gain distributions                                                                         143,838
Net change in unrealized appreciation (depreciation)                                                203,891
                                                                                       --------------------
Net assets                                                                             $          1,122,781
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.81             1,301   $         1,055              1.25%             31.7%
12/31/2012                        0.62             2,610             1,606              1.25%             15.3%
12/31/2011                        0.53             4,259             2,273              1.25%             -3.9%
12/31/2010                        0.56             3,910             2,171              1.25%             21.6%
12/31/2009                        0.46             3,986             1,820              1.25%             35.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.83                72   $            60              1.00%             32.1%
12/31/2012                        0.63                 0                 0              1.00%             15.6%
12/31/2011                        0.54                 0                 0              1.00%             -3.6%
12/31/2010                        0.56                 0                 0              1.00%             21.9%
12/31/2009                        0.46                 0                 0              1.00%             35.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.84                 0   $             0              0.75%             32.4%
12/31/2012                        0.63                 0                 0              0.75%             15.9%
12/31/2011                        0.55                 0                 0              0.75%             -3.4%
12/31/2010                        0.57                 0                 0              0.75%             22.2%
12/31/2009                        0.46                 0                 0              0.75%             35.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 9   $             8              0.50%             32.7%
12/31/2012                        0.64                 0                 0              0.50%             16.2%
12/31/2011                        0.56                 0                 0              0.50%             -3.1%
12/31/2010                        0.57                 0                 0              0.50%             22.5%
12/31/2009                        0.47                 0                 0              0.50%             36.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87                 0   $             0              0.25%             33.1%
12/31/2012                        0.65                 0                 0              0.25%             16.5%
12/31/2011                        0.56                 0                 0              0.25%             -2.9%
12/31/2010                        0.58                 0                 0              0.25%             22.8%
12/31/2009                        0.47                 0                 0              0.25%             36.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.89                 0   $             0              0.00%             33.4%
12/31/2012                        0.67                 0                 0              0.00%             16.8%
12/31/2011                        0.57                 0                 0              0.00%             -2.7%
12/31/2010                        0.59                 0                 0              0.00%             23.1%
12/31/2009                        0.48                 0                 0              0.00%             36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.7%
                2011               0.2%
                2010               0.0%
                2009               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER SMALL AND MID CAP VALUE FUND N CLASS - 68380E817

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,983,538   $     1,438,986            46,867
                                                                         ===============   ===============
Receivables: investments sold                                   14,883
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,998,421
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,998,421         1,280,498   $          1.56
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $     1,998,421         1,280,498
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,107
Mortality & expense charges                                                                        (24,186)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,079)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           233,406
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               366,059
                                                                                           ---------------
Net gain (loss)                                                                                    599,465
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       582,386
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,079)  $            (19,552)
Net realized gain (loss)                                                     233,406                 76,712
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         366,059                 73,209
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            582,386                130,369
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     619,422                 72,162
Cost of units redeemed                                                      (852,980)              (360,358)
Account charges                                                                 (767)                  (634)
                                                                --------------------   --------------------
Increase (decrease)                                                         (234,325)              (288,830)
                                                                --------------------   --------------------
Net increase (decrease)                                                      348,061               (158,461)
Net assets, beginning                                                      1,650,360              1,808,821
                                                                --------------------   --------------------
Net assets, ending                                              $          1,998,421   $          1,650,360
                                                                ====================   ====================

Units sold                                                                   633,238                402,060
Units redeemed                                                              (788,154)              (663,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (154,916)              (260,963)
Units outstanding, beginning                                               1,435,414              1,696,377
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,280,498              1,435,414
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          9,365,243
Cost of units redeemed/account charges                                                           (7,748,668)
Net investment income (loss)                                                                       (222,573)
Net realized gain (loss)                                                                           (360,957)
Realized gain distributions                                                                         420,824
Net change in unrealized appreciation (depreciation)                                                544,552
                                                                                       --------------------
Net assets                                                                             $          1,998,421
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56             1,280   $         1,998              1.25%             35.7%
12/31/2012                        1.15             1,435             1,650              1.25%              7.8%
12/31/2011                        1.07             1,696             1,809              1.25%             -8.9%
12/31/2010                        1.17             2,890             3,384              1.25%             18.8%
12/31/2009                        0.99             3,520             3,470              1.25%             42.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              1.00%             36.1%
12/31/2012                        1.17                 0                 0              1.00%              8.1%
12/31/2011                        1.08                 0                 0              1.00%             -8.7%
12/31/2010                        1.19                 0                 0              1.00%             19.1%
12/31/2009                        1.00                 0                 0              1.00%             42.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%             36.4%
12/31/2012                        1.19                 0                 0              0.75%              8.4%
12/31/2011                        1.10                 0                 0              0.75%             -8.5%
12/31/2010                        1.20                 0                 0              0.75%             19.4%
12/31/2009                        1.01                 0                 0              0.75%             43.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             36.8%
12/31/2012                        1.22                 0                 0              0.50%              8.6%
12/31/2011                        1.12                 0                 0              0.50%             -8.3%
12/31/2010                        1.22                 0                 0              0.50%             19.7%
12/31/2009                        1.02                 0                 0              0.50%             43.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%             37.1%
12/31/2012                        1.24                 0                 0              0.25%              8.9%
12/31/2011                        1.14                 0                 0              0.25%             -8.0%
12/31/2010                        1.24                 0                 0              0.25%             20.0%
12/31/2009                        1.03                 0                 0              0.25%             44.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.00%             37.4%
12/31/2012                        1.26                 0                 0              0.00%              9.2%
12/31/2011                        1.16                 0                 0              0.00%             -7.8%
12/31/2010                        1.26                 0                 0              0.00%             20.3%
12/31/2009                        1.04                 0                 0              0.00%             44.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER MAIN STREET SMALL AND MID CAP FUND N CLASS - 68381F508

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,119,136   $       799,136            37,990
                                                                         ===============   ===============
Receivables: investments sold                                    6,888
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,126,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       824,097         1,041,921   $          0.79
Band 100                                                        98,417           122,214              0.81
Band 75                                                             --                --              0.82
Band 50                                                             --                --              0.83
Band 25                                                             --                --              0.85
Band 0                                                         203,510           235,184              0.87
                                                       ---------------   ---------------
 Total                                                 $     1,126,024         1,399,319
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,997)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,997)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           217,252
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               104,623
                                                                                           ---------------
Net gain (loss)                                                                                    321,875
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       309,878
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,997)  $             (7,034)
Net realized gain (loss)                                                     217,252                 57,254
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         104,623                109,662
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            309,878                159,882
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     365,634                284,289
Cost of units redeemed                                                      (784,209)              (309,647)
Account charges                                                                 (434)                  (978)
                                                                --------------------   --------------------
Increase (decrease)                                                         (419,009)               (26,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (109,131)               133,546
Net assets, beginning                                                      1,235,155              1,101,609
                                                                --------------------   --------------------
Net assets, ending                                              $          1,126,024   $          1,235,155
                                                                ====================   ====================

Units sold                                                                   527,555                545,787
Units redeemed                                                            (1,165,558)              (602,150)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (638,003)               (56,363)
Units outstanding, beginning                                               2,037,322              2,093,685
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,399,319              2,037,322
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          3,041,985
Cost of units redeemed/account charges                                                           (2,570,684)
Net investment income (loss)                                                                        (57,091)
Net realized gain (loss)                                                                            376,695
Realized gain distributions                                                                          15,119
Net change in unrealized appreciation (depreciation)                                                320,000
                                                                                       --------------------
Net assets                                                                             $          1,126,024
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.79             1,042   $           824              1.25%             31.3%
12/31/2012                        0.60             1,838             1,107              1.25%             15.0%
12/31/2011                        0.52             1,923             1,007              1.25%             -4.1%
12/31/2010                        0.55             2,442             1,334              1.25%             21.4%
12/31/2009                        0.45             1,673               753              1.25%             34.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.81               122   $            98              1.00%             31.7%
12/31/2012                        0.61                40                24              1.00%             15.3%
12/31/2011                        0.53                30                16              1.00%             -3.9%
12/31/2010                        0.55                27                15              1.00%             21.7%
12/31/2009                        0.45                23                10              1.00%             35.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.82                 0   $             0              0.75%             32.0%
12/31/2012                        0.62                 0                 0              0.75%             15.6%
12/31/2011                        0.54                 0                 0              0.75%             -3.6%
12/31/2010                        0.56                 0                 0              0.75%             22.0%
12/31/2009                        0.46                 0                 0              0.75%             35.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.83                 0   $             0              0.50%             32.3%
12/31/2012                        0.63                 0                 0              0.50%             15.9%
12/31/2011                        0.54                 0                 0              0.50%             -3.4%
12/31/2010                        0.56                 0                 0              0.50%             22.3%
12/31/2009                        0.46                 0                 0              0.50%             35.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.85                 0   $             0              0.25%             32.6%
12/31/2012                        0.64                 0                 0              0.25%             16.2%
12/31/2011                        0.55                 0                 0              0.25%             -3.2%
12/31/2010                        0.57                 0                 0              0.25%             22.6%
12/31/2009                        0.46                 0                 0              0.25%             36.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.87               235   $           204              0.00%             33.0%
12/31/2012                        0.65               160               104              0.00%             16.5%
12/31/2011                        0.56               141                79              0.00%             -2.9%
12/31/2010                        0.58               140                81              0.00%             22.9%
12/31/2009                        0.47               156                73              0.00%             36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.5%
                2011               0.0%
                2010               0.0%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,191,578   $     2,024,658            27,820
                                                                         ===============   ===============
Receivables: investments sold                                       84
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,191,662
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        48,902            35,822   $          1.37
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.37
Band 50                                                      1,189,728           864,171              1.38
Band 25                                                             --                --              1.38
Band 0                                                         953,032           688,368              1.38
                                                       ---------------   ---------------
 Total                                                 $     2,191,662         1,588,361
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,454
Mortality & expense charges                                                                           (464)
                                                                                           ---------------
Net investment income (loss)                                                                         6,990
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,461
Realized gain distributions                                                                         27,854
Net change in unrealized appreciation (depreciation)                                               166,920
                                                                                           ---------------
Net gain (loss)                                                                                    198,235
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       205,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,990   $                 --
Net realized gain (loss)                                                       3,461                     --
Realized gain distributions                                                   27,854                     --
Net change in unrealized appreciation (depreciation)                         166,920                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            205,225                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,047,753                     --
Cost of units redeemed                                                       (60,696)                    --
Account charges                                                                 (620)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,986,437                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,191,662                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,191,662   $                 --
                                                                ====================   ====================

Units sold                                                                 1,639,735                     --
Units redeemed                                                               (51,374)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,588,361                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,588,361                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,047,753
Cost of units redeemed/account charges                                                              (61,316)
Net investment income (loss)                                                                          6,990
Net realized gain (loss)                                                                              3,461
Realized gain distributions                                                                          27,854
Net change in unrealized appreciation (depreciation)                                                166,920
                                                                                       --------------------
Net assets                                                                             $          2,191,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37              36   $          49            1.25%            25.2%
12/31/2012                      1.09               0               0            1.25%             9.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            1.00%            25.5%
12/31/2012                      1.09               0               0            1.00%             9.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            0.75%            25.8%
12/31/2012                      1.09               0               0            0.75%             9.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38             864   $       1,190            0.50%            26.1%
12/31/2012                      1.09               0               0            0.50%             9.1%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.25%            26.5%
12/31/2012                      1.09               0               0            0.25%             9.2%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38             688   $         953            0.00%            26.8%
12/31/2012                      1.09               0               0            0.00%             9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.7%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER MAIN STREET SMALL AND MID CAP FUND Y CLASS - 68381F409

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       514,082   $       445,517            15,955
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (158)
                                                       ---------------
Net assets                                             $       513,924
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       513,924           358,158   $          1.43
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $       513,924           358,158
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,224
Mortality & expense charges                                                                         (3,256)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,032)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,315
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                68,565
                                                                                           ---------------
Net gain (loss)                                                                                     70,880
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        68,848
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,032)  $                 --
Net realized gain (loss)                                                       2,315                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          68,565                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             68,848                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     468,269                     --
Cost of units redeemed                                                       (23,189)                    --
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          445,076                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      513,924                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            513,924   $                 --
                                                                ====================   ====================

Units sold                                                                   375,794                     --
Units redeemed                                                               (17,636)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      358,158                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    358,158                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                                   $       468,269
Cost of units redeemed/account charges                                                             (23,193)
Net investment income (loss)                                                                        (2,032)
Net realized gain (loss)                                                                             2,315
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                68,565
                                                                                           ---------------
Net assets                                                                                 $       513,924
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.43             358   $         514            1.25%            32.2%
12/31/2012                      1.09               0               0            1.25%             8.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.44               0   $           0            1.00%            32.5%
12/31/2012                      1.09               0               0            1.00%             8.6%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.44               0   $           0            0.75%            32.8%
12/31/2012                      1.09               0               0            0.75%             8.6%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.45               0   $           0            0.50%            33.1%
12/31/2012                      1.09               0               0            0.50%             8.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.45               0   $           0            0.25%            33.5%
12/31/2012                      1.09               0               0            0.25%             8.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.46               0   $           0            0.00%            33.8%
12/31/2012                      1.09               0               0            0.00%             8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND N CLASS - 683924500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       939,481   $       794,199            12,153
                                                                         ===============   ===============
Receivables: investments sold                                   14,690
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       954,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       482,469           286,187   $          1.69
Band 100                                                        12,158             7,058              1.72
Band 75                                                             --                --              1.76
Band 50                                                        459,544           255,530              1.80
Band 25                                                             --                --              1.84
Band 0                                                              --                --              1.88
                                                       ---------------   ---------------
 Total                                                 $       954,171           548,775
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,516
Mortality & expense charges                                                                        (13,875)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,359)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           647,761
Realized gain distributions                                                                         60,273
Net change in unrealized appreciation (depreciation)                                              (242,838)
                                                                                           ---------------
Net gain (loss)                                                                                    465,196
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       462,837
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,359)  $              3,289
Net realized gain (loss)                                                     647,761                 20,584
Realized gain distributions                                                   60,273                  4,166
Net change in unrealized appreciation (depreciation)                        (242,838)               395,454
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            462,837                423,493
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     452,817                428,638
Cost of units redeemed                                                    (2,545,003)              (463,108)
Account charges                                                                 (528)                (1,023)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,092,714)               (35,493)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,629,877)               388,000
Net assets, beginning                                                      2,584,048              2,196,048
                                                                --------------------   --------------------
Net assets, ending                                              $            954,171   $          2,584,048
                                                                ====================   ====================

Units sold                                                                   298,639                331,324
Units redeemed                                                            (1,561,633)              (365,855)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,262,994)               (34,531)
Units outstanding, beginning                                               1,811,769              1,846,300
                                                                --------------------   --------------------
Units outstanding, ending                                                    548,775              1,811,769
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,283,263
Cost of units redeemed/account charges                                                           (5,185,952)
Net investment income (loss)                                                                         27,069
Net realized gain (loss)                                                                            386,829
Realized gain distributions                                                                         297,680
Net change in unrealized appreciation (depreciation)                                                145,282
                                                                                       --------------------
Net assets                                                                             $            954,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.69             286   $         482            1.25%            24.9%
12/31/2012                      1.35             411             555            1.25%            18.8%
12/31/2011                      1.14             483             549            1.25%           -10.1%
12/31/2010                      1.26             306             386            1.25%            13.8%
12/31/2009                      1.11             263             292            1.25%            37.2%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.72               7   $          12            1.00%            25.2%
12/31/2012                      1.38               0               0            1.00%            19.1%
12/31/2011                      1.15               0               0            1.00%            -9.9%
12/31/2010                      1.28               0               0            1.00%            14.1%
12/31/2009                      1.12               0               0            1.00%            37.6%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.76               0   $           0            0.75%            25.5%
12/31/2012                      1.40               0               0            0.75%            19.4%
12/31/2011                      1.17               0               0            0.75%            -9.7%
12/31/2010                      1.30               0               0            0.75%            14.4%
12/31/2009                      1.14               0               0            0.75%            37.9%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.80             256   $         460            0.50%            25.8%
12/31/2012                      1.43             915           1,308            0.50%            19.7%
12/31/2011                      1.19             866           1,034            0.50%            -9.4%
12/31/2010                      1.32             616             812            0.50%            14.7%
12/31/2009                      1.15             477             549            0.50%            38.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.84               0   $           0            0.25%            26.1%
12/31/2012                      1.46               0               0            0.25%            20.0%
12/31/2011                      1.21               0               0            0.25%            -9.2%
12/31/2010                      1.34               0               0            0.25%            14.9%
12/31/2009                      1.16               0               0            0.25%            38.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.88               0   $           0            0.00%            26.4%
12/31/2012                      1.48             486             721            0.00%            20.3%
12/31/2011                      1.23             497             613            0.00%            -9.0%
12/31/2010                      1.36             567             769            0.00%            15.2%
12/31/2009                      1.18             526             619            0.00%            39.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.7%
      2012          0.7%
      2011          1.6%
      2010          0.5%
      2009          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,994,354   $     2,046,938           330,850
                                                                         ===============   ===============
Receivables: investments sold                                   17,214
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,011,568
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,011,568         2,077,345   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $     2,011,568         2,077,345
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        45,613
Mortality & expense charges                                                                        (15,150)
                                                                                           ---------------
Net investment income (loss)                                                                        30,463
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,552)
Realized gain distributions                                                                            706
Net change in unrealized appreciation (depreciation)                                               (52,584)
                                                                                           ---------------
Net gain (loss)                                                                                    (66,430)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (35,967)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,463   $                 --
Net realized gain (loss)                                                     (14,552)                    --
Realized gain distributions                                                      706                     --
Net change in unrealized appreciation (depreciation)                         (52,584)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (35,967)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,287,080                     --
Cost of units redeemed                                                      (236,087)                    --
Account charges                                                               (3,458)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,047,535                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,011,568                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,011,568   $                 --
                                                                ====================   ====================

Units sold                                                                 2,327,806                     --
Units redeemed                                                              (250,461)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,077,345                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,077,345                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,287,080
Cost of units redeemed/account charges                                                             (239,545)
Net investment income (loss)                                                                         30,463
Net realized gain (loss)                                                                            (14,552)
Realized gain distributions                                                                             706
Net change in unrealized appreciation (depreciation)                                                (52,584)
                                                                                       --------------------
Net assets                                                                             $          2,011,568
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.97           2,077   $       2,012            1.25%            -5.1%
12/31/2012                      1.02               0               0            1.25%             2.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.97               0   $           0            1.00%            -4.9%
12/31/2012                      1.02               0               0            1.00%             2.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.97               0   $           0            0.75%            -4.6%
12/31/2012                      1.02               0               0            0.75%             2.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.98               0   $           0            0.50%            -4.4%
12/31/2012                      1.02               0               0            0.50%             2.1%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.98               0   $           0            0.25%            -4.1%
12/31/2012                      1.02               0               0            0.25%             2.2%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.98               0   $           0            0.00%            -3.9%
12/31/2012                      1.02               0               0            0.00%             2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          4.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       284,976   $       274,397             3,617
                                                                         ===============   ===============
Receivables: investments sold                                      172
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       285,148
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       285,148           208,266   $          1.37
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $       285,148           208,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,644
Mortality & expense charges                                                                         (1,082)
                                                                                           ---------------
Net investment income (loss)                                                                         1,562
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               642
Realized gain distributions                                                                          7,339
Net change in unrealized appreciation (depreciation)                                                10,579
                                                                                           ---------------
Net gain (loss)                                                                                     18,560
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        20,122
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,562   $                 --
Net realized gain (loss)                                                         642                     --
Realized gain distributions                                                    7,339                     --
Net change in unrealized appreciation (depreciation)                          10,579                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,122                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     283,455                     --
Cost of units redeemed                                                       (18,373)                    --
Account charges                                                                  (56)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          265,026                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,148                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            285,148   $                 --
                                                                ====================   ====================

Units sold                                                                   223,556                     --
Units redeemed                                                               (15,290)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      208,266                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,266                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            283,455
Cost of units redeemed/account charges                                                              (18,429)
Net investment income (loss)                                                                          1,562
Net realized gain (loss)                                                                                642
Realized gain distributions                                                                           7,339
Net change in unrealized appreciation (depreciation)                                                 10,579
                                                                                       --------------------
Net assets                                                                             $            285,148
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37             208   $         285            1.25%            25.5%
12/31/2012                      1.09               0               0            1.25%             9.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            1.00%            25.8%
12/31/2012                      1.09               0               0            1.00%             9.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.75%            26.2%
12/31/2012                      1.09               0               0            0.75%             9.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.50%            26.5%
12/31/2012                      1.09               0               0            0.50%             9.2%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.25%            26.8%
12/31/2012                      1.09               0               0            0.25%             9.2%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.00%            27.1%
12/31/2012                      1.09               0               0            0.00%             9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND N CLASS - 68380T400

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,425,086   $     3,607,074           568,101
                                                                         ===============   ===============
Receivables: investments sold                                   17,609
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,442,695
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,062,989         2,149,661   $          1.42
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.55
Band 0                                                         379,706           239,271              1.59
                                                       ---------------   ---------------
Total                                                  $     3,442,695         2,388,932
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       199,116
Mortality & expense charges                                                                        (70,607)
                                                                                           ---------------
Net investment income (loss)                                                                       128,509
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (147,439)
Realized gain distributions                                                                          1,217
Net change in unrealized appreciation (depreciation)                                              (431,481)
                                                                                           ---------------
Net gain (loss)                                                                                   (577,703)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (449,194)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            128,509   $            183,132
Net realized gain (loss)                                                    (147,439)               (12,206)
Realized gain distributions                                                    1,217                 49,721
Net change in unrealized appreciation (depreciation)                        (431,481)               489,798
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (449,194)               710,445
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,599,937                692,680
Cost of units redeemed                                                    (5,935,560)            (1,626,974)
Account charges                                                               (2,157)                (2,803)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,337,780)              (937,097)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,786,974)              (226,652)
Net assets, beginning                                                      8,229,669              8,456,321
                                                                --------------------   --------------------
Net assets, ending                                              $          3,442,695   $          8,229,669
                                                                ====================   ====================

Units sold                                                                 1,097,571              1,556,154
Units redeemed                                                            (4,109,183)            (2,221,536)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,011,612)              (665,382)
Units outstanding, beginning                                               5,400,544              6,065,926
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,388,932              5,400,544
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,943,858
Cost of units redeemed/account charges                                                          (13,458,928)
Net investment income (loss)                                                                      1,089,949
Net realized gain (loss)                                                                           (140,541)
Realized gain distributions                                                                         190,345
Net change in unrealized appreciation (depreciation)                                               (181,988)
                                                                                       --------------------
Net assets                                                                             $          3,442,695
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.42           2,150   $       3,063            1.25%            -5.9%
12/31/2012                      1.51           5,051           7,647            1.25%             9.2%
12/31/2011                      1.39           5,700           7,905            1.25%            -2.0%
12/31/2010                      1.41           4,992           7,061            1.25%             5.9%
12/31/2009                      1.34           3,647           4,873            1.25%            11.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.46               0   $           0            1.00%            -5.7%
12/31/2012                      1.54               0               0            1.00%             9.4%
12/31/2011                      1.41               0               0            1.00%            -1.7%
12/31/2010                      1.43               0               0            1.00%             6.1%
12/31/2009                      1.35               0               0            1.00%            11.9%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.49               0   $           0            0.75%            -5.4%
12/31/2012                      1.57               0               0            0.75%             9.7%
12/31/2011                      1.43               0               0            0.75%            -1.5%
12/31/2010                      1.45               0               0            0.75%             6.4%
12/31/2009                      1.37               0               0            0.75%            12.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.52               0   $           0            0.50%            -5.2%
12/31/2012                      1.60               0               0            0.50%            10.0%
12/31/2011                      1.46               0               0            0.50%            -1.2%
12/31/2010                      1.48               0               0            0.50%             6.6%
12/31/2009                      1.38               0               0            0.50%            12.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.55               0   $           0            0.25%            -4.9%
12/31/2012                      1.63               0               0            0.25%            10.3%
12/31/2011                      1.48               0               0            0.25%            -1.0%
12/31/2010                      1.50               0               0            0.25%             6.9%
12/31/2009                      1.40               0               0            0.25%            12.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.59             239   $         380            0.00%            -4.7%
12/31/2012                      1.67             350             583            0.00%            10.5%
12/31/2011                      1.51             366             551            0.00%            -0.7%
12/31/2010                      1.52             214             325            0.00%             7.2%
12/31/2009                      1.42              84             119            0.00%            13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.4%
      2012          3.3%
      2011          5.0%
      2010          3.9%
      2009          3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND A CLASS - 68380J303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       799,165   $       725,605            26,787
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                 (6,241)
                                                       ---------------
Net assets                                             $       792,924
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       792,924           685,152   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       792,924           685,152
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,283
Mortality & expense charges                                                                         (5,170)
                                                                                           ---------------
Net investment income (loss)                                                                         4,113
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,344
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                71,896
                                                                                           ---------------
Net gain (loss)                                                                                     84,240
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        88,353
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,113   $                 71
Net realized gain (loss)                                                      12,344                     12
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          71,896                  1,782
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             88,353                  1,865
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     753,883                 11,847
Cost of units redeemed                                                       (72,039)                    --
Account charges                                                                  (62)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          681,782                 11,847
                                                                --------------------   --------------------
Net increase (decrease)                                                      770,135                 13,712
Net assets, beginning                                                         22,789                  9,077
                                                                --------------------   --------------------
Net assets, ending                                              $            792,924   $             22,789
                                                                ====================   ====================

Units sold                                                                   756,591                 14,023
Units redeemed                                                               (96,772)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      659,819                 14,023
Units outstanding, beginning                                                  25,333                 11,310
                                                                --------------------   --------------------
Units outstanding, ending                                                    685,152                 25,333
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            774,839
Cost of units redeemed/account charges                                                              (72,100)
Net investment income (loss)                                                                          4,200
Net realized gain (loss)                                                                             12,425
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 73,560
                                                                                       --------------------
Net assets                                                                             $            792,924
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.16             685   $         793            1.25%            28.6%
12/31/2012                      0.90              25              23            1.25%            12.1%
12/31/2011                      0.80              11               9            1.25%            -5.9%
12/31/2010                      0.85               7               6            1.25%            13.3%
12/31/2009                      0.75               0               0            1.25%            32.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.18               0   $           0            1.00%            29.0%
12/31/2012                      0.91               0               0            1.00%            12.4%
12/31/2011                      0.81               0               0            1.00%            -5.7%
12/31/2010                      0.86               0               0            1.00%            13.6%
12/31/2009                      0.76               0               0            1.00%            32.3%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            0.75%            29.3%
12/31/2012                      0.92               0               0            0.75%            12.7%
12/31/2011                      0.82               0               0            0.75%            -5.5%
12/31/2010                      0.87               0               0            0.75%            13.8%
12/31/2009                      0.76               0               0            0.75%            32.6%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.21               0   $           0            0.50%            29.6%
12/31/2012                      0.93               0               0            0.50%            12.9%
12/31/2011                      0.83               0               0            0.50%            -5.2%
12/31/2010                      0.87               0               0            0.50%            14.1%
12/31/2009                      0.77               0               0            0.50%            33.0%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.23               0   $           0            0.25%            29.9%
12/31/2012                      0.95               0               0            0.25%            13.2%
12/31/2011                      0.84               0               0            0.25%            -5.0%
12/31/2010                      0.88               0               0            0.25%            14.4%
12/31/2009                      0.77               0               0            0.25%            33.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.25               0   $           0            0.00%            30.3%
12/31/2012                      0.96               0               0            0.00%            13.5%
12/31/2011                      0.85               0               0            0.00%            -4.8%
12/31/2010                      0.89               0               0            0.00%            14.7%
12/31/2009                      0.77               0               0            0.00%            33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.3%
      2012          1.8%
      2011          1.4%
      2010          1.3%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,700,410   $     4,803,375           794,910
                                                                         ===============   ===============
Receivables: investments sold                                  132,648
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,833,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,650,430         4,694,554   $          0.99
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                         182,628           178,634              1.02
                                                       ---------------   ---------------
 Total                                                 $     4,833,058         4,873,188
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        91,241
Mortality & expense charges                                                                        (31,475)
                                                                                           ---------------
Net investment income (loss)                                                                        59,766
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,159)
Realized gain distributions                                                                          1,664
Net change in unrealized appreciation (depreciation)                                              (127,865)
                                                                                           ---------------
Net gain (loss)                                                                                   (140,360)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (80,594)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             59,766   $             26,015
Net realized gain (loss)                                                     (14,159)                (2,146)
Realized gain distributions                                                    1,664                  6,899
Net change in unrealized appreciation (depreciation)                        (127,865)                59,061
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (80,594)                89,829
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,216,812                221,078
Cost of units redeemed                                                      (448,784)               (98,605)
Account charges                                                                 (577)                  (237)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,767,451                122,236
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,686,857                212,065
Net assets, beginning                                                      1,146,201                934,136
                                                                --------------------   --------------------
Net assets, ending                                              $          4,833,058   $          1,146,201
                                                                ====================   ====================

Units sold                                                                 4,303,336                224,767
Units redeemed                                                              (525,145)              (106,110)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,778,191                118,657
Units outstanding, beginning                                               1,094,997                976,340
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,873,188              1,094,997
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,502,544
Cost of units redeemed/account charges                                                           (1,657,598)
Net investment income (loss)                                                                        102,007
Net realized gain (loss)                                                                            (19,493)
Realized gain distributions                                                                           8,563
Net change in unrealized appreciation (depreciation)                                               (102,965)
                                                                                       --------------------
Net assets                                                                             $          4,833,058
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.99           4,695   $       4,650            1.25%            -5.4%
12/31/2012                      1.05           1,095           1,146            1.25%             9.4%
12/31/2011                      0.96             976             934            1.25%            -4.3%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.00               0   $           0            1.00%            -5.1%
12/31/2012                      1.05               0               0            1.00%             9.7%
12/31/2011                      0.96               0               0            1.00%            -4.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.00               0   $           0            0.75%            -4.9%
12/31/2012                      1.05               0               0            0.75%            10.0%
12/31/2011                      0.96               0               0            0.75%            -4.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.01               0   $           0            0.50%            -4.7%
12/31/2012                      1.06               0               0            0.50%            10.2%
12/31/2011                      0.96               0               0            0.50%            -3.9%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.02               0   $           0            0.25%           -4.4%
12/31/2012                      1.06               0               0            0.25%            10.5%
12/31/2011                      0.96               0               0            0.25%           -3.8%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.02             179   $         183            0.00%            -4.2%
12/31/2012                      1.07               0               0            0.00%            10.8%
12/31/2011                      0.96               0               0            0.00%            -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.1%
      2012          3.7%
      2011          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        38,193   $        35,620             1,276
                                                                         ===============   ===============
Receivables: investments sold                                      329
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        38,522
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        38,522            28,082   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $        38,522            28,082
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           524
Mortality & expense charges                                                                           (183)
                                                                                           ---------------
Net investment income (loss)                                                                           341
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 4
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,573
                                                                                           ---------------
Net gain (loss)                                                                                      2,577
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,918
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                341   $                 --
Net realized gain (loss)                                                           4                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,573                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,918                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      35,604                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           35,604                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,522                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             38,522   $                 --
                                                                ====================   ====================

Units sold                                                                    28,082                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,082                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     28,082                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             35,604
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            341
Net realized gain (loss)                                                                                  4
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,573
                                                                                       --------------------
Net assets                                                                             $             38,522
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37              28   $          39            1.25%            29.1%
12/31/2012                      1.06               0               0            1.25%             6.3%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            1.00%            29.4%
12/31/2012                      1.06               0               0            1.00%             6.3%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.75%            29.7%
12/31/2012                      1.06               0               0            0.75%             6.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.50%            30.0%
12/31/2012                      1.06               0               0            0.50%             6.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.25%            30.4%
12/31/2012                      1.06               0               0            0.25%             6.4%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.00%            30.7%
12/31/2012                      1.06               0               0            0.00%             6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.7%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND N CLASS - 68380J790

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       207,305   $       173,428             7,130
                                                                         ===============   ===============
Receivables: investments sold                                       63
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       207,368
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       182,565           160,349   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.21
Band 0                                                          24,803            20,177              1.23
                                                       ---------------   ---------------
 Total                                                 $       207,368           180,526
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,824
Mortality & expense charges                                                                         (7,410)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,586)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           212,807
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (38,320)
                                                                                           ---------------
Net gain (loss)                                                                                    174,487
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       168,901
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,586)  $               (789)
Net realized gain (loss)                                                     212,807                 20,381
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (38,320)                81,759
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            168,901                101,351
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     150,235                129,788
Cost of units redeemed                                                    (1,001,862)              (148,556)
Account charges                                                                 (279)                  (304)
                                                                --------------------   --------------------
Increase (decrease)                                                         (851,906)               (19,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (683,005)                82,279
Net assets, beginning                                                        890,373                808,094
                                                                --------------------   --------------------
Net assets, ending                                              $            207,368   $            890,373
                                                                ====================   ====================

Units sold                                                                   154,544                341,163
Units redeemed                                                              (976,222)              (348,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (821,678)                (7,594)
Units outstanding, beginning                                               1,002,204              1,009,798
                                                                --------------------   --------------------
Units outstanding, ending                                                    180,526              1,002,204
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,266,267
Cost of units redeemed/account charges                                                           (1,343,514)
Net investment income (loss)                                                                         (7,364)
Net realized gain (loss)                                                                            258,102
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 33,877
                                                                                       --------------------
Net assets                                                                             $            207,368
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.14             160   $         183            1.25%            28.3%
12/31/2012                      0.89             985             874            1.25%            11.8%
12/31/2011                      0.79             848             673            1.25%            -6.2%
12/31/2010                      0.85             548             464            1.25%            12.9%
12/31/2009                      0.75             349             262            1.25%            32.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.16               0   $           0            1.00%            28.6%
12/31/2012                      0.90               0               0            1.00%            12.1%
12/31/2011                      0.80               0               0            1.00%            -6.0%
12/31/2010                      0.85               0               0            1.00%            13.2%
12/31/2009                      0.75               0               0            1.00%            32.3%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.17               0   $           0            0.75%            28.9%
12/31/2012                      0.91               0               0            0.75%            12.4%
12/31/2011                      0.81               0               0            0.75%            -5.8%
12/31/2010                      0.86               0               0            0.75%            13.5%
12/31/2009                      0.76               0               0            0.75%            32.6%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            0.50%            29.3%
12/31/2012                      0.92               0               0            0.50%            12.7%
12/31/2011                      0.82               0               0            0.50%            -5.5%
12/31/2010                      0.87               0               0            0.50%            13.7%
12/31/2009                      0.76               0               0            0.50%            32.9%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.21               0   $           0            0.25%            29.6%
12/31/2012                      0.93               0               0            0.25%            13.0%
12/31/2011                      0.83               0               0            0.25%            -5.3%
12/31/2010                      0.87               0               0            0.25%            14.0%
12/31/2009                      0.77               0               0            0.25%            33.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.23              20   $          25            0.00%            29.9%
12/31/2012                      0.95              17              16            0.00%            13.2%
12/31/2011                      0.84             161             135            0.00%            -5.1%
12/31/2010                      0.88              23              20            0.00%            14.3%
12/31/2009                      0.77               0               0            0.00%            33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          1.1%
      2011          1.1%
      2010          0.5%
      2009          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       312,272   $       379,896            18,487
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,343)
                                                       ---------------
Net assets                                             $       303,929
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       303,929           561,379   $          0.54
Band 100                                                            --                --              0.55
Band 75                                                             --                --              0.55
Band 50                                                             --                --              0.56
Band 25                                                             --                --              0.56
Band 0                                                              --                --              0.57
                                                       ---------------   ---------------
 Total                                                 $       303,929           561,379
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,876)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,876)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (149,125)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,996
                                                                                           ---------------
Net gain (loss)                                                                                   (146,129)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (149,005)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,876)  $             (3,530)
Net realized gain (loss)                                                    (149,125)               (22,550)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,996                 (8,309)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (149,005)               (34,389)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     403,700                206,114
Cost of units redeemed                                                      (302,787)               (55,866)
Account charges                                                                 (147)                   (96)
                                                                --------------------   --------------------
Increase (decrease)                                                          100,766                150,152
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,239)               115,763
Net assets, beginning                                                        352,168                236,405
                                                                --------------------   --------------------
Net assets, ending                                              $            303,929   $            352,168
                                                                ====================   ====================

Units sold                                                                   663,322                185,740
Units redeemed                                                              (437,092)               (52,461)
                                                                --------------------   --------------------
Net increase (decrease)                                                      226,230                133,279
Units outstanding, beginning                                                 335,149                201,870
                                                                --------------------   --------------------
Units outstanding, ending                                                    561,379                335,149
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,003,535
Cost of units redeemed/account charges                                                             (460,958)
Net investment income (loss)                                                                         (1,029)
Net realized gain (loss)                                                                           (181,966)
Realized gain distributions                                                                          11,971
Net change in unrealized appreciation (depreciation)                                                (67,624)
                                                                                       --------------------
Net assets                                                                             $            303,929
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.54               561   $           304              1.25%            -48.5%
12/31/2012                        1.05               335               352              1.25%            -10.3%
12/31/2011                        1.17               202               236              1.25%            -26.6%
12/31/2010                        1.60                27                44              1.25%             52.6%
12/31/2009                        1.05                 0                 0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.55                 0   $             0              1.00%            -48.3%
12/31/2012                        1.06                 0                 0              1.00%            -10.0%
12/31/2011                        1.18                 0                 0              1.00%            -26.4%
12/31/2010                        1.60                 0                 0              1.00%             53.0%
12/31/2009                        1.05                 0                 0              1.00%              4.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.55                 0   $             0              0.75%            -48.2%
12/31/2012                        1.07                 0                 0              0.75%             -9.8%
12/31/2011                        1.18                 0                 0              0.75%            -26.2%
12/31/2010                        1.60                 0                 0              0.75%             53.3%
12/31/2009                        1.05                 0                 0              0.75%              4.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.56                 0   $             0              0.50%            -48.1%
12/31/2012                        1.08                 0                 0              0.50%             -9.6%
12/31/2011                        1.19                 0                 0              0.50%            -26.1%
12/31/2010                        1.61                 0                 0              0.50%             53.7%
12/31/2009                        1.05                 0                 0              0.50%              4.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.56                 0   $             0              0.25%            -48.0%
12/31/2012                        1.08                 0                 0              0.25%             -9.4%
12/31/2011                        1.20                 0                 0              0.25%            -25.9%
12/31/2010                        1.61                 0                 0              0.25%             54.1%
12/31/2009                        1.05                 0                 0              0.25%              4.6%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.57                 0   $             0              0.00%            -47.8%
12/31/2012                        1.09                 0                 0              0.00%             -9.1%
12/31/2011                        1.20                 0                 0              0.00%            -25.7%
12/31/2010                        1.62                 0                 0              0.00%             54.5%
12/31/2009                        1.05                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          2.8%
      2010         15.9%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND N CLASS - 683910400

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       202,357   $       223,339            12,853
                                                                         ===============   ===============
Receivables: investments sold                                      859
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       203,216
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       198,967           372,277   $          0.53
Band 100                                                         4,249             7,871              0.54
Band 75                                                             --                --              0.55
Band 50                                                             --                --              0.55
Band 25                                                             --                --              0.56
Band 0                                                              --                --              0.56
                                                       ---------------   ---------------
 Total                                                 $       203,216           380,148
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,357)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,357)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (465,727)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               114,604
                                                                                           ---------------
Net gain (loss)                                                                                   (351,123)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (356,480)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,357)  $             (8,387)
Net realized gain (loss)                                                    (465,727)              (141,837)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         114,604                 82,367
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (356,480)               (67,857)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     453,397                742,622
Cost of units redeemed                                                      (734,852)              (471,055)
Account charges                                                                 (130)                  (114)
                                                                --------------------   --------------------
Increase (decrease)                                                         (281,585)               271,453
                                                                --------------------   --------------------
Net increase (decrease)                                                     (638,065)               203,596
Net assets, beginning                                                        841,281                637,685
                                                                --------------------   --------------------
Net assets, ending                                              $            203,216   $            841,281
                                                                ====================   ====================

Units sold                                                                   978,808                681,987
Units redeemed                                                            (1,407,507)              (421,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (428,699)               260,525
Units outstanding, beginning                                                 808,847                548,322
                                                                --------------------   --------------------
Units outstanding, ending                                                    380,148                808,847
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,751,170
Cost of units redeemed/account charges                                                           (2,012,137)
Net investment income (loss)                                                                         49,056
Net realized gain (loss)                                                                           (611,304)
Realized gain distributions                                                                          47,413
Net change in unrealized appreciation (depreciation)                                                (20,982)
                                                                                       --------------------
Net assets                                                                             $            203,216
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.53               372   $           199              1.25%            -48.6%
12/31/2012                        1.04               793               825              1.25%            -10.6%
12/31/2011                        1.16               546               635              1.25%            -26.8%
12/31/2010                        1.59               531               843              1.25%             52.0%
12/31/2009                        1.05                 0                 0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.54                 8   $             4              1.00%            -48.5%
12/31/2012                        1.05                15                16              1.00%            -10.4%
12/31/2011                        1.17                 2                 3              1.00%            -26.7%
12/31/2010                        1.59                37                60              1.00%             52.4%
12/31/2009                        1.05                 0                 0              1.00%              4.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.55                 0   $             0              0.75%            -48.3%
12/31/2012                        1.06                 0                 0              0.75%            -10.1%
12/31/2011                        1.17                 0                 0              0.75%            -26.5%
12/31/2010                        1.60                 0                 0              0.75%             52.8%
12/31/2009                        1.05                 0                 0              0.75%              4.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.55                 0   $             0              0.50%            -48.2%
12/31/2012                        1.06                 0                 0              0.50%             -9.9%
12/31/2011                        1.18                 0                 0              0.50%            -26.3%
12/31/2010                        1.60                 0                 0              0.50%             53.1%
12/31/2009                        1.05                 0                 0              0.50%              4.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.56                 0   $             0              0.25%            -48.1%
12/31/2012                        1.07                 0                 0              0.25%             -9.7%
12/31/2011                        1.19                 0                 0              0.25%            -26.1%
12/31/2010                        1.61                 0                 0              0.25%             53.5%
12/31/2009                        1.05                 0                 0              0.25%              4.6%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.56                 0   $             0              0.00%            -48.0%
12/31/2012                        1.08                 0                 0              0.00%             -9.4%
12/31/2011                        1.19                 0                 0              0.00%            -25.9%
12/31/2010                        1.61                 0                 0              0.00%             53.9%
12/31/2009                        1.05                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          1.4%
      2010         14.5%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        96,638   $       107,489             4,825
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,547)
                                                       ---------------
Net assets                                             $        79,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        79,091           156,221   $          0.51
Band 100                                                            --                --              0.51
Band 75                                                             --                --              0.51
Band 50                                                             --                --              0.51
Band 25                                                             --                --              0.51
Band 0                                                              --                --              0.51
                                                       ---------------   ---------------
 Total                                                 $        79,091           156,221
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (380)
                                                                                           ---------------
Net investment income (loss)                                                                          (380)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,298)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (10,851)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,149)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (16,529)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (380)   $                 --
Net realized gain (loss)                                                      (5,298)                     --
Realized gain distributions                                                       --                      --
Net change in unrealized appreciation (depreciation)                         (10,851)                     --
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (16,529)                     --
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     183,541                      --
Cost of units redeemed                                                       (87,886)                     --
Account charges                                                                  (35)                     --
                                                                --------------------    --------------------
Increase (decrease)                                                           95,620                      --
                                                                --------------------    --------------------
Net increase (decrease)                                                       79,091                      --
Net assets, beginning                                                             --                      --
                                                                --------------------    --------------------
Net assets, ending                                              $             79,091    $                 --
                                                                ====================    ====================

Units sold                                                                   323,983                      --
Units redeemed                                                              (167,762)                     --
                                                                --------------------    --------------------
Net increase (decrease)                                                      156,221                      --
Units outstanding, beginning                                                      --                      --
                                                                --------------------    --------------------
Units outstanding, ending                                                    156,221                      --
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            183,541
Cost of units redeemed/account charges                                                              (87,921)
Net investment income (loss)                                                                           (380)
Net realized gain (loss)                                                                             (5,298)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (10,851)
                                                                                       --------------------
Net assets                                                                             $             79,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51               156   $            79              1.25%            -48.4%
12/31/2012                        0.98                 0                 0              1.25%             -1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51                 0   $             0              1.00%            -48.3%
12/31/2012                        0.98                 0                 0              1.00%             -1.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51                 0   $             0              0.75%            -48.1%
12/31/2012                        0.98                 0                 0              0.75%             -1.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51                 0   $             0              0.50%            -48.0%
12/31/2012                        0.98                 0                 0              0.50%             -1.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51                 0   $             0              0.25%            -47.9%
12/31/2012                        0.98                 0                 0              0.25%             -1.8%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.51                 0   $             0              0.00%            -47.8%
12/31/2012                        0.98                 0                 0              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER SMALL AND MID CAP VALUE FUND Y CLASS - 68380E783

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,214   $         1,192                27
                                                                         ===============   ===============
Receivables: investments sold                                       18
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,232
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,232               843   $          1.46
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $         1,232               843
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            12
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            11
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    22
                                                                                           ---------------
Net gain (loss)                                                                                         22
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            33
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 11   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              22                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 33                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,199                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,199                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,232                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,232   $                 --
                                                                ====================   ====================

Units sold                                                                       843                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          843                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        843                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              1,199
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             11
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     22
                                                                                       --------------------
Net assets                                                                             $              1,232
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 1   $             1              1.25%             36.5%
12/31/2012                        1.07                 0                 0              1.25%              7.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             36.8%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             37.1%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             37.5%
12/31/2012                        1.07                 0                 0              0.50%              7.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             37.8%
12/31/2012                        1.07                 0                 0              0.25%              7.2%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.00%             38.2%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND N CLASS - 68380D835

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       676,578   $       442,412            37,694
                                                                         ===============   ===============
Receivables: investments sold                                       41
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       676,619
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       676,619           434,332   $          1.56
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $       676,619           434,332
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           334
Mortality & expense charges                                                                         (7,548)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,214)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,290
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                94,314
                                                                                           ---------------
Net gain (loss)                                                                                    157,604
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       150,390
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,214)   $             (5,095)
Net realized gain (loss)                                                      63,290                  11,642
Realized gain distributions                                                       --                      --
Net change in unrealized appreciation (depreciation)                          94,314                  69,688
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            150,390                  76,235
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      68,783                 162,247
Cost of units redeemed                                                      (219,825)                (79,623)
Account charges                                                                 (163)                   (375)
                                                                --------------------    --------------------
Increase (decrease)                                                         (151,205)                 82,249
                                                                --------------------    --------------------
Net increase (decrease)                                                         (815)                158,484
Net assets, beginning                                                        677,434                 518,950
                                                                --------------------    --------------------
Net assets, ending                                              $            676,619    $            677,434
                                                                ====================    ====================

Units sold                                                                    50,988                 137,798
Units redeemed                                                              (169,939)                (68,201)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (118,951)                 69,597
Units outstanding, beginning                                                 553,283                 483,686
                                                                --------------------    --------------------
Units outstanding, ending                                                    434,332                 553,283
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,527,147
Cost of units redeemed/account charges                                                           (1,069,733)
Net investment income (loss)                                                                        (35,824)
Net realized gain (loss)                                                                            (44,966)
Realized gain distributions                                                                          65,829
Net change in unrealized appreciation (depreciation)                                                234,166
                                                                                       --------------------
Net assets                                                                             $            676,619
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               434   $           677              1.25%             27.2%
12/31/2012                        1.22               553               677              1.25%             14.1%
12/31/2011                        1.07               484               519              1.25%             -4.3%
12/31/2010                        1.12               523               586              1.25%             14.9%
12/31/2009                        0.98               511               498              1.25%             29.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              1.00%             27.6%
12/31/2012                        1.25                 0                 0              1.00%             14.4%
12/31/2011                        1.09                 0                 0              1.00%             -4.1%
12/31/2010                        1.14                 0                 0              1.00%             15.2%
12/31/2009                        0.99                 0                 0              1.00%             30.2%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%             27.9%
12/31/2012                        1.27                 0                 0              0.75%             14.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.8%
12/31/2010                        1.15                 0                 0              0.75%             15.5%
12/31/2009                        1.00                 0                 0              0.75%             30.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             28.2%
12/31/2012                        1.30                 0                 0              0.50%             15.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.6%
12/31/2010                        1.17                 0                 0              0.50%             15.8%
12/31/2009                        1.01                 0                 0              0.50%             30.9%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.25%             28.5%
12/31/2012                        1.32                 0                 0              0.25%             15.3%
12/31/2011                        1.15                 0                 0              0.25%             -3.4%
12/31/2010                        1.19                 0                 0              0.25%             16.1%
12/31/2009                        1.02                 0                 0              0.25%             31.2%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.00%             28.8%
12/31/2012                        1.35                 0                 0              0.00%             15.6%
12/31/2011                        1.17                 0                 0              0.00%             -3.1%
12/31/2010                        1.20                 0                 0              0.00%             16.4%
12/31/2009                        1.03                 0                 0              0.00%             31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.4%
      2011          0.0%
      2010          0.0%
      2009          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND A CLASS - 68380D876

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       139,281   $       115,094             7,595
                                                                         ===============   ===============
Receivables: investments sold                                       93
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       139,374
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       139,374           103,343   $          1.35
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $       139,374           103,343
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           435
Mortality & expense charges                                                                         (1,568)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,133)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,784
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,187
                                                                                           ---------------
Net gain (loss)                                                                                     28,971
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        27,838
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,133)  $                 --
Net realized gain (loss)                                                       4,784                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          24,187                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,838                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     151,679                     --
Cost of units redeemed                                                       (40,054)                    --
Account charges                                                                  (89)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          111,536                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      139,374                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            139,374   $                 --
                                                                ====================   ====================

Units sold                                                                   137,536                     --
Units redeemed                                                               (34,193)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      103,343                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    103,343                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            151,679
Cost of units redeemed/account charges                                                              (40,143)
Net investment income (loss)                                                                         (1,133)
Net realized gain (loss)                                                                              4,784
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 24,187
                                                                                       --------------------
Net assets                                                                             $            139,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35               103   $           139              1.25%             27.6%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              1.00%             27.9%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             28.2%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             28.6%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             28.9%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             29.2%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.6%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND Y CLASS - 68380D843

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        69,759   $        58,877             3,743
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        69,784
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        69,784            51,591   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $        69,784            51,591
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           382
Mortality & expense charges                                                                           (572)
                                                                                           ---------------
Net investment income (loss)                                                                          (190)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                42
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,882
                                                                                           ---------------
Net gain (loss)                                                                                     10,924
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,734
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (190)  $                 --
Net realized gain (loss)                                                          42                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,882                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,734                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,050                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           59,050                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,784                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             69,784   $                 --
                                                                ====================   ====================

Units sold                                                                    51,591                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,591                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     51,591                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             59,050
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                           (190)
Net realized gain (loss)                                                                                 42
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 10,882
                                                                                       --------------------
Net assets                                                                             $             69,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                52   $            70              1.25%             28.0%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             28.3%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             28.6%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             28.9%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             29.2%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             29.6%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.1%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                           PARNASSUS FUND - 701765109

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,675,666   $     1,497,017            36,524
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (676)
                                                       ---------------
Net assets                                             $     1,674,990
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,674,990           993,619   $          1.69
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.73
Band 25                                                             --                --              1.74
Band 0                                                              --                --              1.75
                                                       ---------------   ---------------
 Total                                                 $     1,674,990           993,619
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        67,983
Mortality & expense charges                                                                        (18,304)
                                                                                           ---------------
Net investment income (loss)                                                                        49,679
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,874
Realized gain distributions                                                                        193,612
Net change in unrealized appreciation (depreciation)                                               143,999
                                                                                           ---------------
Net gain (loss)                                                                                    364,485
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       414,164
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,679   $              9,077
Net realized gain (loss)                                                      26,874                  8,698
Realized gain distributions                                                  193,612                 76,182
Net change in unrealized appreciation (depreciation)                         143,999                157,878
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            414,164                251,835
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     172,528                239,105
Cost of units redeemed                                                      (172,064)              (197,665)
Account charges                                                               (3,058)                (2,674)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,594)                38,766
                                                                --------------------   --------------------
Net increase (decrease)                                                      411,570                290,601
Net assets, beginning                                                      1,263,420                972,819
                                                                --------------------   --------------------
Net assets, ending                                              $          1,674,990   $          1,263,420
                                                                ====================   ====================

Units sold                                                                   119,907                215,278
Units redeemed                                                              (119,735)              (173,960)
                                                                --------------------   --------------------
Net increase (decrease)                                                          172                 41,318
Units outstanding, beginning                                                 993,447                952,129
                                                                --------------------   --------------------
Units outstanding, ending                                                    993,619                993,447
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,930,970
Cost of units redeemed/account charges                                                             (855,096)
Net investment income (loss)                                                                         55,361
Net realized gain (loss)                                                                             18,639
Realized gain distributions                                                                         346,467
Net change in unrealized appreciation (depreciation)                                                178,649
                                                                                       --------------------
Net assets                                                                             $          1,674,990
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69               994   $         1,675              1.25%             32.6%
12/31/2012                        1.27               993             1,263              1.25%             24.5%
12/31/2011                        1.02               952               973              1.25%             -6.2%
12/31/2010                        1.09                 0                 0              1.25%              8.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              1.00%             32.9%
12/31/2012                        1.28                 0                 0              1.00%             24.8%
12/31/2011                        1.02                 0                 0              1.00%             -6.0%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.75%             33.2%
12/31/2012                        1.29                 0                 0              0.75%             25.1%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.09                 0                 0              0.75%              9.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.50%             33.6%
12/31/2012                        1.29                 0                 0              0.50%             25.4%
12/31/2011                        1.03                 0                 0              0.50%             -5.5%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.25%             33.9%
12/31/2012                        1.30                 0                 0              0.25%             25.7%
12/31/2011                        1.03                 0                 0              0.25%             -5.2%
12/31/2010                        1.09                 0                 0              0.25%              9.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.00%             34.2%
12/31/2012                        1.31                 0                 0              0.00%             26.0%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          4.6%
      2012          2.2%
      2011          0.7%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PARNASSUS EQUITY INCOME INVESTOR CLASS - 701769101

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,792,824   $     9,390,041           266,925
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,998)
                                                       ---------------
Net assets                                             $     9,790,826
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,790,826         6,081,821   $          1.61
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $     9,790,826         6,081,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        73,530
Mortality & expense charges                                                                        (35,748)
                                                                                           ---------------
Net investment income (loss)                                                                        37,782
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,615
Realized gain distributions                                                                        455,832
Net change in unrealized appreciation (depreciation)                                               403,087
                                                                                           ---------------
Net gain (loss)                                                                                    878,534
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       916,316
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,782   $              3,649
Net realized gain (loss)                                                      19,615                      2
Realized gain distributions                                                  455,832                     --
Net change in unrealized appreciation (depreciation)                         403,087                   (304)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            916,316                  3,347
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,779,273                240,029
Cost of units redeemed                                                      (147,871)                   (10)
Account charges                                                                 (256)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,631,146                240,017
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,547,462                243,364
Net assets, beginning                                                        243,364                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          9,790,826   $            243,364
                                                                ====================   ====================

Units sold                                                                 5,979,912                200,072
Units redeemed                                                               (98,156)                    (7)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,881,756                200,065
Units outstanding, beginning                                                 200,065                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,081,821                200,065
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,019,302
Cost of units redeemed/account charges                                                             (148,139)
Net investment income (loss)                                                                         41,431
Net realized gain (loss)                                                                             19,617
Realized gain distributions                                                                         455,832
Net change in unrealized appreciation (depreciation)                                                402,783
                                                                                       --------------------
Net assets                                                                             $          9,790,826
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61             6,082   $         9,791              1.25%             32.3%
12/31/2012                        1.22               200               243              1.25%             14.0%
12/31/2011                        1.07                 0                 0              1.25%              1.8%
12/31/2010                        1.05                 0                 0              1.25%              4.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              1.00%             32.7%
12/31/2012                        1.22                 0                 0              1.00%             14.3%
12/31/2011                        1.07                 0                 0              1.00%              2.1%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             33.0%
12/31/2012                        1.23                 0                 0              0.75%             14.6%
12/31/2011                        1.07                 0                 0              0.75%              2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.50%             33.3%
12/31/2012                        1.24                 0                 0              0.50%             14.8%
12/31/2011                        1.08                 0                 0              0.50%              2.6%
12/31/2010                        1.05                 0                 0              0.50%              4.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.25%             33.7%
12/31/2012                        1.24                 0                 0              0.25%             15.1%
12/31/2011                        1.08                 0                 0              0.25%              2.9%
12/31/2010                        1.05                 0                 0              0.25%              5.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.00%             34.0%
12/31/2012                        1.25                 0                 0              0.00%             15.4%
12/31/2011                        1.08                 0                 0              0.00%              3.1%
12/31/2010                        1.05                 0                 0              0.00%              5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.5%
      2012          3.2%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                          PARNASSUS MID-CAP - 701765885

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       820,530   $       722,604            32,631
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,475)
                                                       ---------------
Net assets                                             $       819,055
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       819,055           499,477   $          1.64
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.69
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $       819,055           499,477
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,445
Mortality & expense charges                                                                         (7,533)
                                                                                           ---------------
Net investment income (loss)                                                                           912
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,346
Realized gain distributions                                                                         20,625
Net change in unrealized appreciation (depreciation)                                                97,659
                                                                                           ---------------
Net gain (loss)                                                                                    133,630
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       134,542
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                912   $                 16
Net realized gain (loss)                                                      15,346                      2
Realized gain distributions                                                   20,625                     55
Net change in unrealized appreciation (depreciation)                          97,659                    290
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            134,542                    363
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     851,617                    926
Cost of units redeemed                                                      (170,039)                    --
Account charges                                                                 (225)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          681,353                    926
                                                                --------------------   --------------------
Net increase (decrease)                                                      815,895                  1,289
Net assets, beginning                                                          3,160                  1,871
                                                                --------------------   --------------------
Net assets, ending                                              $            819,055   $              3,160
                                                                ====================   ====================

Units sold                                                                   609,543                    748
Units redeemed                                                              (112,507)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      497,036                    748
Units outstanding, beginning                                                   2,441                  1,693
                                                                --------------------   --------------------
Units outstanding, ending                                                    499,477                  2,441
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            854,337
Cost of units redeemed/account charges                                                             (170,264)
Net investment income (loss)                                                                            935
Net realized gain (loss)                                                                             15,348
Realized gain distributions                                                                          20,773
Net change in unrealized appreciation (depreciation)                                                 97,926
                                                                                       --------------------
Net assets                                                                             $            819,055
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64               499   $           819              1.25%             26.7%
12/31/2012                        1.29                 2                 3              1.25%             17.1%
12/31/2011                        1.11                 2                 2              1.25%              2.0%
12/31/2010                        1.08                 0                 0              1.25%              8.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              1.00%             27.0%
12/31/2012                        1.30                 0                 0              1.00%             17.4%
12/31/2011                        1.11                 0                 0              1.00%              2.3%
12/31/2010                        1.08                 0                 0              1.00%              8.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.75%             27.3%
12/31/2012                        1.31                 0                 0              0.75%             17.7%
12/31/2011                        1.11                 0                 0              0.75%              2.6%
12/31/2010                        1.08                 0                 0              0.75%              8.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.50%             27.6%
12/31/2012                        1.32                 0                 0              0.50%             18.0%
12/31/2011                        1.12                 0                 0              0.50%              2.8%
12/31/2010                        1.08                 0                 0              0.50%              8.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.25%             27.9%
12/31/2012                        1.32                 0                 0              0.25%             18.3%
12/31/2011                        1.12                 0                 0              0.25%              3.1%
12/31/2010                        1.09                 0                 0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.00%             28.3%
12/31/2012                        1.33                 0                 0              0.00%             18.6%
12/31/2011                        1.12                 0                 0              0.00%              3.3%
12/31/2010                        1.09                 0                 0              0.00%              8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.1%
      2012          1.8%
      2011          1.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                         PARNASSUS SMALL-CAP - 701765877

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       275,261   $       232,441             9,585
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       275,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       275,286           188,461   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $       275,286           188,461
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,867
Mortality & expense charges                                                                         (2,661)
                                                                                           ---------------
Net investment income (loss)                                                                         1,206
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,142
Realized gain distributions                                                                         12,006
Net change in unrealized appreciation (depreciation)                                                31,608
                                                                                           ---------------
Net gain (loss)                                                                                     51,756
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        52,962
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,206   $             (1,737)
Net realized gain (loss)                                                       8,142                 (2,887)
Realized gain distributions                                                   12,006                     29
Net change in unrealized appreciation (depreciation)                          31,608                 20,193
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             52,962                 15,598
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,925                122,718
Cost of units redeemed                                                       (54,560)               (31,176)
Account charges                                                                  (58)                   (37)
                                                                --------------------   --------------------
Increase (decrease)                                                           68,307                 91,505
                                                                --------------------   --------------------
Net increase (decrease)                                                      121,269                107,103
Net assets, beginning                                                        154,017                 46,914
                                                                --------------------   --------------------
Net assets, ending                                              $            275,286   $            154,017
                                                                ====================   ====================

Units sold                                                                    98,646                121,493
Units redeemed                                                               (43,819)               (35,454)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,827                 86,039
Units outstanding, beginning                                                 133,634                 47,595
                                                                --------------------   --------------------
Units outstanding, ending                                                    188,461                133,634
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            318,194
Cost of units redeemed/account charges                                                             (103,040)
Net investment income (loss)                                                                           (925)
Net realized gain (loss)                                                                              4,707
Realized gain distributions                                                                          13,530
Net change in unrealized appreciation (depreciation)                                                 42,820
                                                                                       --------------------
Net assets                                                                             $            275,286
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               188   $           275              1.25%             26.7%
12/31/2012                        1.15               134               154              1.25%             16.9%
12/31/2011                        0.99                48                47              1.25%            -14.4%
12/31/2010                        1.15                 0                 0              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.00%             27.1%
12/31/2012                        1.16                 0                 0              1.00%             17.2%
12/31/2011                        0.99                 0                 0              1.00%            -14.1%
12/31/2010                        1.15                 0                 0              1.00%             15.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%             27.4%
12/31/2012                        1.17                 0                 0              0.75%             17.5%
12/31/2011                        0.99                 0                 0              0.75%            -13.9%
12/31/2010                        1.15                 0                 0              0.75%             15.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%             27.7%
12/31/2012                        1.17                 0                 0              0.50%             17.8%
12/31/2011                        0.99                 0                 0              0.50%            -13.7%
12/31/2010                        1.15                 0                 0              0.50%             15.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             28.0%
12/31/2012                        1.18                 0                 0              0.25%             18.1%
12/31/2011                        1.00                 0                 0              0.25%            -13.5%
12/31/2010                        1.15                 0                 0              0.25%             15.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.00%             28.3%
12/31/2012                        1.18                 0                 0              0.00%             18.4%
12/31/2011                        1.00                 0                 0              0.00%            -13.3%
12/31/2010                        1.15                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PAX WORLD BALANCED INDIVIDUAL CLASS - 704223106

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,011   $        11,084               459
                                                                         ===============   ===============
Receivables: investments sold                                      228
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,239
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,239             7,017   $          1.60
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.70
                                                       ---------------   ---------------
 Total                                                 $        11,239             7,017
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            62
Mortality & expense charges                                                                            (94)
                                                                                           ---------------
Net investment income (loss)                                                                           (32)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 6
Realized gain distributions                                                                          1,154
Net change in unrealized appreciation (depreciation)                                                   (86)
                                                                                           ---------------
Net gain (loss)                                                                                      1,074
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (32)  $                 19
Net realized gain (loss)                                                           6                     --
Realized gain distributions                                                    1,154                     --
Net change in unrealized appreciation (depreciation)                             (86)                    13
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,042                     32
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,406                  3,774
Cost of units redeemed                                                            --                     --
Account charges                                                                  (10)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,396                  3,769
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,438                  3,801
Net assets, beginning                                                          3,801                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             11,239   $              3,801
                                                                ====================   ====================

Units sold                                                                     4,297                  2,731
Units redeemed                                                                    (7)                    (4)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,290                  2,727
Units outstanding, beginning                                                   2,727                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,017                  2,727
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             10,180
Cost of units redeemed/account charges                                                                  (15)
Net investment income (loss)                                                                            (13)
Net realized gain (loss)                                                                                  6
Realized gain distributions                                                                           1,154
Net change in unrealized appreciation (depreciation)                                                    (73)
                                                                                       --------------------
Net assets                                                                             $             11,239
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 7   $            11              1.25%             14.9%
12/31/2012                        1.39                 3                 4              1.25%              9.9%
12/31/2011                        1.27                 0                 0              1.25%             -3.0%
12/31/2010                        1.31                 0                 0              1.25%             10.5%
12/31/2009                        1.18                 0                 0              1.25%             18.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              1.00%             15.2%
12/31/2012                        1.41                 0                 0              1.00%             10.2%
12/31/2011                        1.28                 0                 0              1.00%             -2.8%
12/31/2010                        1.31                 0                 0              1.00%             10.8%
12/31/2009                        1.19                 0                 0              1.00%             18.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             15.5%
12/31/2012                        1.42                 0                 0              0.75%             10.4%
12/31/2011                        1.29                 0                 0              0.75%             -2.6%
12/31/2010                        1.32                 0                 0              0.75%             11.1%
12/31/2009                        1.19                 0                 0              0.75%             18.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             15.8%
12/31/2012                        1.43                 0                 0              0.50%             10.7%
12/31/2011                        1.29                 0                 0              0.50%             -2.3%
12/31/2010                        1.32                 0                 0              0.50%             11.3%
12/31/2009                        1.19                 0                 0              0.50%             19.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.25%             16.1%
12/31/2012                        1.45                 0                 0              0.25%             11.0%
12/31/2011                        1.30                 0                 0              0.25%             -2.1%
12/31/2010                        1.33                 0                 0              0.25%             11.6%
12/31/2009                        1.19                 0                 0              0.25%             19.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              0.00%             16.3%
12/31/2012                        1.46                 0                 0              0.00%             11.3%
12/31/2011                        1.31                 0                 0              0.00%             -1.8%
12/31/2010                        1.34                 0                 0              0.00%             11.9%
12/31/2009                        1.19                 0                 0              0.00%             19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.3%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PAX WORLD GLOBAL ENVIRONMENTAL MARKETS INVESTOR CLASS - 704223783

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,412   $         8,223               969
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        12,412
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,412             6,423   $          1.93
Band 100                                                            --                --              1.96
Band 75                                                             --                --              1.98
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.05
                                                       ---------------   ---------------
 Total                                                 $        12,412             6,423
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           194
Mortality & expense charges                                                                           (136)
                                                                                           ---------------
Net investment income (loss)                                                                            58
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                34
Realized gain distributions                                                                             20
Net change in unrealized appreciation (depreciation)                                                 2,779
                                                                                           ---------------
Net gain (loss)                                                                                      2,833
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,891
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 58   $                 36
Net realized gain (loss)                                                          34                     37
Realized gain distributions                                                       20                     --
Net change in unrealized appreciation (depreciation)                           2,779                  1,390
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,891                  1,463
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                   (223)
Account charges                                                                   --                    (11)
                                                                --------------------   --------------------
Increase (decrease)                                                               --                   (234)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,891                  1,229
Net assets, beginning                                                          9,521                  8,292
                                                                --------------------   --------------------
Net assets, ending                                              $             12,412   $              9,521
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                   (166)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                   (166)
Units outstanding, beginning                                                   6,423                  6,589
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,423                  6,423
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             10,346
Cost of units redeemed/account charges                                                               (2,458)
Net investment income (loss)                                                                            (68)
Net realized gain (loss)                                                                                183
Realized gain distributions                                                                             220
Net change in unrealized appreciation (depreciation)                                                  4,189
                                                                                       --------------------
Net assets                                                                             $             12,412
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 6   $            12              1.25%             30.4%
12/31/2012                        1.48                 6                10              1.25%             17.8%
12/31/2011                        1.26                 7                 8              1.25%            -11.5%
12/31/2010                        1.42                 6                 9              1.25%              9.8%
12/31/2009                        1.29                 6                 8              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              1.00%             30.7%
12/31/2012                        1.50                 0                 0              1.00%             18.1%
12/31/2011                        1.27                 0                 0              1.00%            -11.3%
12/31/2010                        1.43                 0                 0              1.00%             10.1%
12/31/2009                        1.30                 0                 0              1.00%             29.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.75%             31.0%
12/31/2012                        1.51                 0                 0              0.75%             18.4%
12/31/2011                        1.28                 0                 0              0.75%            -11.1%
12/31/2010                        1.43                 0                 0              0.75%             10.4%
12/31/2009                        1.30                 0                 0              0.75%             29.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.50%             31.4%
12/31/2012                        1.52                 0                 0              0.50%             18.7%
12/31/2011                        1.28                 0                 0              0.50%            -10.8%
12/31/2010                        1.44                 0                 0              0.50%             10.6%
12/31/2009                        1.30                 0                 0              0.50%             30.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.25%             31.7%
12/31/2012                        1.54                 0                 0              0.25%             19.0%
12/31/2011                        1.29                 0                 0              0.25%            -10.6%
12/31/2010                        1.45                 0                 0              0.25%             10.9%
12/31/2009                        1.30                 0                 0              0.25%             30.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.00%             32.0%
12/31/2012                        1.55                 0                 0              0.00%             19.3%
12/31/2011                        1.30                 0                 0              0.00%            -10.4%
12/31/2010                        1.45                 0                 0              0.00%             11.2%
12/31/2009                        1.31                 0                 0              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               1.7%
                2011               0.0%
                2010               0.4%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     PAX WORLD BALANCED R CLASS - 704223304

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,326,744   $     1,353,380            53,835
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,316)
                                                       ---------------
Net assets                                             $     1,325,428
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,320,360           833,588   $          1.58
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.66
Band 0                                                           5,068             3,018              1.68
                                                       ---------------   ---------------
 Total                                                 $     1,325,428           836,606
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,383
Mortality & expense charges                                                                        (14,353)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,970)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           192,672
Realized gain distributions                                                                        138,182
Net change in unrealized appreciation (depreciation)                                              (160,551)
                                                                                           ---------------
Net gain (loss)                                                                                    170,303
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       162,333
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,970)  $              2,011
Net realized gain (loss)                                                     192,672                 98,042
Realized gain distributions                                                  138,182                     --
Net change in unrealized appreciation (depreciation)                        (160,551)                 3,877
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            162,333                103,930
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,133,721                128,658
Cost of units redeemed                                                    (1,145,774)              (281,671)
Account charges                                                                 (531)                  (575)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,584)              (153,588)
                                                                --------------------   --------------------
Net increase (decrease)                                                      149,749                (49,658)
Net assets, beginning                                                      1,175,679              1,225,337
                                                                --------------------   --------------------
Net assets, ending                                              $          1,325,428   $          1,175,679
                                                                ====================   ====================

Units sold                                                                 1,140,807                395,995
Units redeemed                                                            (1,155,003)              (507,392)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,196)              (111,397)
Units outstanding, beginning                                                 850,802                962,199
                                                                --------------------   --------------------
Units outstanding, ending                                                    836,606                850,802
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,466,075
Cost of units redeemed/account charges                                                           (1,567,852)
Net investment income (loss)                                                                          1,395
Net realized gain (loss)                                                                            314,264
Realized gain distributions                                                                         138,182
Net change in unrealized appreciation (depreciation)                                                (26,636)
                                                                                       --------------------
Net assets                                                                             $          1,325,428
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58               834   $         1,320              1.25%             14.6%
12/31/2012                        1.38               847             1,171              1.25%              9.6%
12/31/2011                        1.26               662               834              1.25%             -3.3%
12/31/2010                        1.30               620               808              1.25%             10.2%
12/31/2009                        1.18               583               690              1.25%             18.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             14.9%
12/31/2012                        1.39                 0                 0              1.00%              9.9%
12/31/2011                        1.27                 0                 0              1.00%             -3.1%
12/31/2010                        1.31                 0                 0              1.00%             10.5%
12/31/2009                        1.18                 0                 0              1.00%             18.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.75%             15.2%
12/31/2012                        1.41                 0                 0              0.75%             10.2%
12/31/2011                        1.28                 0                 0              0.75%             -2.8%
12/31/2010                        1.31                 0                 0              0.75%             10.7%
12/31/2009                        1.19                 0                 0              0.75%             18.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.50%             15.5%
12/31/2012                        1.42                 0                 0              0.50%             10.5%
12/31/2011                        1.29                 0                 0              0.50%             -2.6%
12/31/2010                        1.32                 0                 0              0.50%             11.0%
12/31/2009                        1.19                 0                 0              0.50%             18.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.25%             15.8%
12/31/2012                        1.43                 0                 0              0.25%             10.7%
12/31/2011                        1.29                 0                 0              0.25%             -2.3%
12/31/2010                        1.33                 0                 0              0.25%             11.3%
12/31/2009                        1.19                 0                 0              0.25%             19.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 3   $             5              0.00%             16.1%
12/31/2012                        1.45                 3                 5              0.00%             11.0%
12/31/2011                        1.30               300               391              0.00%             -2.1%
12/31/2010                        1.33               275               366              0.00%             11.6%
12/31/2009                        1.19                 0                 0              0.00%             19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               1.3%
                2011               1.1%
                2010               1.3%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PAX WORLD GLOBAL ENVIRONMENTAL MARKETS R CLASS - 704223767

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       731,355   $       550,842            57,455
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,099)
                                                       ---------------
Net assets                                             $       730,256
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       715,135           374,005   $          1.91
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.96
Band 50                                                             --                --              1.98
Band 25                                                             --                --              2.00
Band 0                                                          15,121             7,460              2.03
                                                       ---------------   ---------------
 Total                                                 $       730,256           381,465
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,571
Mortality & expense charges                                                                         (8,920)
                                                                                           ---------------
Net investment income (loss)                                                                         1,651
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,770
Realized gain distributions                                                                          1,199
Net change in unrealized appreciation (depreciation)                                               122,551
                                                                                           ---------------
Net gain (loss)                                                                                    187,520
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       189,171
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,651   $              3,015
Net realized gain (loss)                                                      63,770                  2,151
Realized gain distributions                                                    1,199                     --
Net change in unrealized appreciation (depreciation)                         122,551                 67,896
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            189,171                 73,062
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     103,160                521,265
Cost of units redeemed                                                      (157,055)              (227,879)
Account charges                                                                 (180)                  (134)
                                                                --------------------   --------------------
Increase (decrease)                                                          (54,075)               293,252
                                                                --------------------   --------------------
Net increase (decrease)                                                      135,096                366,314
Net assets, beginning                                                        595,160                228,846
                                                                --------------------   --------------------
Net assets, ending                                              $            730,256   $            595,160
                                                                ====================   ====================

Units sold                                                                   124,365                393,669
Units redeemed                                                              (147,492)              (171,855)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,127)               221,814
Units outstanding, beginning                                                 404,592                182,778
                                                                --------------------   --------------------
Units outstanding, ending                                                    381,465                404,592
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            894,129
Cost of units redeemed/account charges                                                             (420,912)
Net investment income (loss)                                                                          1,011
Net realized gain (loss)                                                                             68,864
Realized gain distributions                                                                           6,651
Net change in unrealized appreciation (depreciation)                                                180,513
                                                                                       --------------------
Net assets                                                                             $            730,256
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91               374   $           715              1.25%             30.1%
12/31/2012                        1.47               398               585              1.25%             17.5%
12/31/2011                        1.25               180               225              1.25%            -11.7%
12/31/2010                        1.42               123               174              1.25%              9.6%
12/31/2009                        1.29                76                98              1.25%             29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              1.00%             30.4%
12/31/2012                        1.48                 0                 0              1.00%             17.8%
12/31/2011                        1.26                 0                 0              1.00%            -11.5%
12/31/2010                        1.42                 0                 0              1.00%              9.9%
12/31/2009                        1.30                 0                 0              1.00%             29.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.75%             30.7%
12/31/2012                        1.50                 0                 0              0.75%             18.1%
12/31/2011                        1.27                 0                 0              0.75%            -11.3%
12/31/2010                        1.43                 0                 0              0.75%             10.2%
12/31/2009                        1.30                 0                 0              0.75%             29.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.50%             31.1%
12/31/2012                        1.51                 0                 0              0.50%             18.4%
12/31/2011                        1.28                 0                 0              0.50%            -11.1%
12/31/2010                        1.44                 0                 0              0.50%             10.5%
12/31/2009                        1.30                 0                 0              0.50%             30.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.25%             31.4%
12/31/2012                        1.52                 0                 0              0.25%             18.7%
12/31/2011                        1.29                 0                 0              0.25%            -10.9%
12/31/2010                        1.44                 0                 0              0.25%             10.7%
12/31/2009                        1.30                 0                 0              0.25%             30.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 7   $            15              0.00%             31.7%
12/31/2012                        1.54                 7                10              0.00%             18.9%
12/31/2011                        1.29                 3                 4              0.00%            -10.6%
12/31/2010                        1.45                 2                 3              0.00%             11.0%
12/31/2009                        1.30                 0                 1              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               1.8%
                2011               0.0%
                2010               0.2%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PAYDEN EMERGING MARKETS BOND - 704329531

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       749,967   $       821,479            55,613
                                                                         ===============   ===============
Receivables: investments sold                                    1,375
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       751,342
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        61,927            56,463   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                         689,415           604,124              1.14
                                                       ---------------   ---------------
 Total                                                 $       751,342           660,587
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        63,472
Mortality & expense charges                                                                         (1,068)
                                                                                           ---------------
Net investment income (loss)                                                                        62,404
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (36,782)
Realized gain distributions                                                                          2,798
Net change in unrealized appreciation (depreciation)                                              (120,771)
                                                                                           ---------------
Net gain (loss)                                                                                   (154,755)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (92,351)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             62,404   $             43,476
Net realized gain (loss)                                                     (36,782)                 1,868
Realized gain distributions                                                    2,798                 15,830
Net change in unrealized appreciation (depreciation)                        (120,771)                49,259
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (92,351)               110,433
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     662,403              1,112,663
Cost of units redeemed                                                      (821,518)              (213,792)
Account charges                                                               (3,277)                (3,219)
                                                                --------------------   --------------------
Increase (decrease)                                                         (162,392)               895,652
                                                                --------------------   --------------------
Net increase (decrease)                                                     (254,743)             1,006,085
Net assets, beginning                                                      1,006,085                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            751,342   $          1,006,085
                                                                ====================   ====================

Units sold                                                                   561,901              1,371,505
Units redeemed                                                              (720,246)              (552,573)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (158,345)               818,932
Units outstanding, beginning                                                 818,932                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    660,587                818,932
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,775,066
Cost of units redeemed/account charges                                                           (1,041,806)
Net investment income (loss)                                                                        105,880
Net realized gain (loss)                                                                            (34,914)
Realized gain distributions                                                                          18,628
Net change in unrealized appreciation (depreciation)                                                (71,512)
                                                                                       --------------------
Net assets                                                                             $            751,342
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                56   $            62              1.25%             -8.3%
12/31/2012                        1.20                18                21              1.25%             17.9%
12/31/2011                        1.01                 0                 0              1.25%              4.5%
12/31/2010                        0.97                 0                 0              1.25%             -2.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%             -8.1%
12/31/2012                        1.20                 0                 0              1.00%             18.2%
12/31/2011                        1.02                 0                 0              1.00%              4.7%
12/31/2010                        0.97                 0                 0              1.00%             -2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%             -7.9%
12/31/2012                        1.21                 0                 0              0.75%             18.5%
12/31/2011                        1.02                 0                 0              0.75%              5.0%
12/31/2010                        0.97                 0                 0              0.75%             -2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%             -7.6%
12/31/2012                        1.22                 0                 0              0.50%             18.8%
12/31/2011                        1.02                 0                 0              0.50%              5.3%
12/31/2010                        0.97                 0                 0              0.50%             -2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%             -7.4%
12/31/2012                        1.22                 0                 0              0.25%             19.1%
12/31/2011                        1.03                 0                 0              0.25%              5.5%
12/31/2010                        0.97                 0                 0              0.25%             -2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14               604   $           689              0.00%             -7.2%
12/31/2012                        1.23               801               985              0.00%             19.4%
12/31/2011                        1.03                 0                 0              0.00%              5.8%
12/31/2010                        0.97                 0                 0              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               7.2%
                2012               8.7%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PAYDEN/KRAVITZ CASH BALANCE ADVISOR CLASS - 70432R101 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%             -2.5%
12/31/2012                        1.04                 0                 0              1.25%              5.2%
12/31/2011                        0.99                 0                 0              1.25%             -1.6%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%             -2.2%
12/31/2012                        1.04                 0                 0              1.00%              5.5%
12/31/2011                        0.99                 0                 0              1.00%             -1.3%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.75%             -2.0%
12/31/2012                        1.05                 0                 0              0.75%              5.7%
12/31/2011                        0.99                 0                 0              0.75%             -1.1%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%             -1.7%
12/31/2012                        1.05                 0                 0              0.50%              6.0%
12/31/2011                        0.99                 0                 0              0.50%             -0.8%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%             -1.5%
12/31/2012                        1.06                 0                 0              0.25%              6.3%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              0.00%             -1.2%
12/31/2012                        1.07                 0                 0              0.00%              6.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.3%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      PAYDEN/KRAVITZ CASH BALANCE RETIREMENT CLASS - 704329358 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.25%             -2.8%
12/31/2012                        1.03                 0                 0              1.25%              5.1%
12/31/2011                        0.98                 0                 0              1.25%             -1.9%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%             -2.6%
12/31/2012                        1.04                 0                 0              1.00%              5.3%
12/31/2011                        0.99                 0                 0              1.00%             -1.6%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%             -2.3%
12/31/2012                        1.04                 0                 0              0.75%              5.6%
12/31/2011                        0.99                 0                 0              0.75%             -1.4%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%             -2.1%
12/31/2012                        1.05                 0                 0              0.50%              5.9%
12/31/2011                        0.99                 0                 0              0.50%             -1.1%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%             -1.9%
12/31/2012                        1.05                 0                 0              0.25%              6.1%
12/31/2011                        0.99                 0                 0              0.25%             -0.9%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.00%             -1.6%
12/31/2012                        1.06                 0                 0              0.00%              6.4%
12/31/2011                        1.00                 0                 0              0.00%             -0.6%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  ALLIANZGI RETIREMENT 2025 A CLASS - 01880B868

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (24)
                                                                                           ---------------
Net investment income (loss)                                                                           (24)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               351
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                        351
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           327
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (24)  $                 --
Net realized gain (loss)                                                         351                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                327                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      72,954                     --
Cost of units redeemed                                                       (73,281)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                             (327)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                    67,648                     --
Units redeemed                                                               (67,648)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             72,954
Cost of units redeemed/account charges                                                              (73,281)
Net investment income (loss)                                                                            (24)
Net realized gain (loss)                                                                                351
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.25%              3.5%
12/31/2012                        1.07                 0                 0              1.25%              6.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%              3.7%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%              4.0%
12/31/2012                        1.07                 0                 0              0.75%              7.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%              4.2%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%              4.5%
12/31/2012                        1.07                 0                 0              0.25%              7.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%              4.8%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            ALLIANZGI RETIREMENT 2035 A CLASS - 01880B819 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              1.25%              8.6%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%              8.9%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%              9.2%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%              9.4%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%              9.7%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.00%             10.0%
12/31/2012                        1.10                 0                 0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            ALLIANZGI RETIREMENT 2045 A CLASS - 01880B751 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --                     $-
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.50%             12.9%
12/31/2012                        1.10                 0                 0              0.50%             10.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.25%             13.2%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.00%             13.5%
12/31/2012                        1.11                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            ALLIANZGI RETIREMENT 2055 A CLASS - 01880B694 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              1.25%             13.1%
12/31/2012                        1.10                 0                 0              1.25%              9.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%             10.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             14.3%
12/31/2012                        1.10                 0                 0              0.25%             10.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%             14.6%
12/31/2012                        1.11                 0                 0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI NFJ MID-CAP VALUE ADMIN CLASS - 018918631

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       821,761   $       581,938            33,569
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,654)
                                                       ---------------
Net assets                                             $       820,107
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       820,107           433,982   $          1.89
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.99
Band 50                                                             --                --              2.04
Band 25                                                             --                --              2.09
Band 0                                                              --                --              2.18
                                                       ---------------   ---------------
 Total                                                 $       820,107           433,982
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,591
Mortality & expense charges                                                                         (9,480)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,889)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,982
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               165,270
                                                                                           ---------------
Net gain (loss)                                                                                    207,252
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       205,363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,889)  $              5,042
Net realized gain (loss)                                                      41,982                  6,487
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         165,270                 85,408
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            205,363                 96,937
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,933                 71,634
Cost of units redeemed                                                      (216,702)               (98,231)
Account charges                                                                  (51)                   (82)
                                                                --------------------   --------------------
Increase (decrease)                                                         (153,820)               (26,679)
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,543                 70,258
Net assets, beginning                                                        768,564                698,306
                                                                --------------------   --------------------
Net assets, ending                                              $            820,107   $            768,564
                                                                ====================   ====================

Units sold                                                                    38,387                 52,655
Units redeemed                                                              (135,019)               (71,761)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (96,632)               (19,106)
Units outstanding, beginning                                                 530,614                549,720
                                                                --------------------   --------------------
Units outstanding, ending                                                    433,982                530,614
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,422,737
Cost of units redeemed/account charges                                                           (7,819,438)
Net investment income (loss)                                                                       (210,978)
Net realized gain (loss)                                                                         (1,234,767)
Realized gain distributions                                                                       2,422,730
Net change in unrealized appreciation (depreciation)                                                239,823
                                                                                       --------------------
Net assets                                                                             $            820,107
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89               434   $           820              1.25%             30.5%
12/31/2012                        1.45               531               769              1.25%             14.0%
12/31/2011                        1.27               550               698              1.25%             -2.4%
12/31/2010                        1.30               558               726              1.25%             19.1%
12/31/2009                        1.09               538               588              1.25%             32.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              1.00%             30.8%
12/31/2012                        1.48                 0                 0              1.00%             14.3%
12/31/2011                        1.30                 0                 0              1.00%             -2.1%
12/31/2010                        1.33                 0                 0              1.00%             19.4%
12/31/2009                        1.11                 0                 0              1.00%             32.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              0.75%             31.1%
12/31/2012                        1.52                 0                 0              0.75%             14.6%
12/31/2011                        1.32                 0                 0              0.75%             -1.9%
12/31/2010                        1.35                 0                 0              0.75%             19.7%
12/31/2009                        1.13                 0                 0              0.75%             32.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                 0   $             0              0.50%             31.4%
12/31/2012                        1.55                 0                 0              0.50%             14.9%
12/31/2011                        1.35                 0                 0              0.50%             -1.7%
12/31/2010                        1.37                 0                 0              0.50%             20.0%
12/31/2009                        1.15                 0                 0              0.50%             33.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.25%             31.8%
12/31/2012                        1.59                 0                 0              0.25%             15.2%
12/31/2011                        1.38                 0                 0              0.25%             -1.4%
12/31/2010                        1.40                 0                 0              0.25%             20.3%
12/31/2009                        1.16                 0                 0              0.25%             33.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              0.00%             32.1%
12/31/2012                        1.65                 0                 0              0.00%             15.5%
12/31/2011                        1.43                 0                 0              0.00%             -1.2%
12/31/2010                        1.45                 0                 0              0.00%             20.6%
12/31/2009                        1.20                 0                 0              0.00%             33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               2.0%
                2011               1.1%
                2010               1.4%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ SMALL CAP VALUE ADMIN CLASS - 018918706

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,612,832   $    23,887,261           855,119
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (316,920)
                                                       ---------------
Net assets                                             $    28,295,912
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,811,990        16,301,167   $          1.52
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.63
Band 0                                                       3,483,922         2,107,484              1.65
                                                       ---------------   ---------------
 Total                                                 $    28,295,912        18,408,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       342,460
Mortality & expense charges                                                                       (276,577)
                                                                                           ---------------
Net investment income (loss)                                                                        65,883
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           618,531
Realized gain distributions                                                                      2,844,983
Net change in unrealized appreciation (depreciation)                                             3,091,917
                                                                                           ---------------
Net gain (loss)                                                                                  6,555,431
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     6,621,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             65,883   $             95,445
Net realized gain (loss)                                                     618,531                391,886
Realized gain distributions                                                2,844,983              1,319,487
Net change in unrealized appreciation (depreciation)                       3,091,917                (82,094)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,621,314              1,724,724
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,758,582              8,228,525
Cost of units redeemed                                                    (4,979,918)            (6,177,703)
Account charges                                                               (9,745)                (8,485)
                                                                --------------------   --------------------
Increase (decrease)                                                         (231,081)             2,042,337
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,390,233              3,767,061
Net assets, beginning                                                     21,905,679             18,138,618
                                                                --------------------   --------------------
Net assets, ending                                              $         28,295,912   $         21,905,679
                                                                ====================   ====================

Units sold                                                                 3,558,894              7,583,063
Units redeemed                                                            (3,715,032)            (5,941,137)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (156,138)             1,641,926
Units outstanding, beginning                                              18,564,789             16,922,863
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,408,651             18,564,789
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         38,402,350
Cost of units redeemed/account charges                                                          (20,967,453)
Net investment income (loss)                                                                        700,687
Net realized gain (loss)                                                                             36,240
Realized gain distributions                                                                       5,398,517
Net change in unrealized appreciation (depreciation)                                              4,725,571
                                                                                       --------------------
Net assets                                                                             $         28,295,912
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52            16,301   $        24,812              1.25%             30.1%
12/31/2012                        1.17            16,390            19,176              1.25%              9.2%
12/31/2011                        1.07            16,923            18,139              1.25%              1.0%
12/31/2010                        1.06            16,073            17,056              1.25%             23.5%
12/31/2009                        0.86            13,752            11,815              1.25%             22.6%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              1.00%             30.4%
12/31/2012                        1.19                 0                 0              1.00%              9.4%
12/31/2011                        1.08                 0                 0              1.00%              1.3%
12/31/2010                        1.07                 0                 0              1.00%             23.8%
12/31/2009                        0.86                 0                 0              1.00%             22.9%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              0.75%             30.7%
12/31/2012                        1.20                 0                 0              0.75%              9.7%
12/31/2011                        1.10                 0                 0              0.75%              1.5%
12/31/2010                        1.08                 0                 0              0.75%             24.1%
12/31/2009                        0.87                 0                 0              0.75%             23.2%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.50%             31.1%
12/31/2012                        1.22                 0                 0              0.50%             10.0%
12/31/2011                        1.11                 0                 0              0.50%              1.8%
12/31/2010                        1.09                 0                 0              0.50%             24.4%
12/31/2009                        0.88                 0                 0              0.50%             23.5%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             31.4%
12/31/2012                        1.24                 0                 0              0.25%             10.3%
12/31/2011                        1.12                 0                 0              0.25%              2.0%
12/31/2010                        1.10                 0                 0              0.25%             24.8%
12/31/2009                        0.88                 0                 0              0.25%             23.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65             2,107   $         3,484              0.00%             31.7%
12/31/2012                        1.25             2,175             2,730              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%              2.3%
12/31/2010                        1.11                 0                 0              0.00%             25.1%
12/31/2009                        0.89                 0                 0              0.00%             24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.6%
                2011               1.8%
                2010               1.8%
                2009               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ DIVIDEND VALUE ADMIN CLASS - 018918235

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,228,967   $       899,073            76,503
                                                                         ===============   ===============
Receivables: investments sold                                      440
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,229,407
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,229,407           997,882   $          1.23
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $     1,229,407           997,882
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        27,537
Mortality & expense charges                                                                        (14,743)
                                                                                           ---------------
Net investment income (loss)                                                                        12,794
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           101,110
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               163,180
                                                                                           ---------------
Net gain (loss)                                                                                    264,290
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       277,084
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,794   $             16,228
Net realized gain (loss)                                                     101,110                156,862
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         163,180                (11,953)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            277,084                161,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     231,042                285,558
Cost of units redeemed                                                      (299,966)              (774,292)
Account charges                                                                  (39)                   (46)
                                                                --------------------   --------------------
Increase (decrease)                                                          (68,963)              (488,780)
                                                                --------------------   --------------------
Net increase (decrease)                                                      208,121               (327,643)
Net assets, beginning                                                      1,021,286              1,348,929
                                                                --------------------   --------------------
Net assets, ending                                              $          1,229,407   $          1,021,286
                                                                ====================   ====================

Units sold                                                                   232,410                308,699
Units redeemed                                                              (288,738)              (822,278)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (56,328)              (513,579)
Units outstanding, beginning                                               1,054,210              1,567,789
                                                                --------------------   --------------------
Units outstanding, ending                                                    997,882              1,054,210
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,298,556
Cost of units redeemed/account charges                                                           (3,459,598)
Net investment income (loss)                                                                        141,194
Net realized gain (loss)                                                                           (173,614)
Realized gain distributions                                                                          92,975
Net change in unrealized appreciation (depreciation)                                                329,894
                                                                                       --------------------
Net assets                                                                             $          1,229,407
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23               998   $         1,229              1.25%             27.2%
12/31/2012                        0.97             1,054             1,021              1.25%             12.6%
12/31/2011                        0.86             1,568             1,349              1.25%              2.0%
12/31/2010                        0.84             1,281             1,081              1.25%             11.8%
12/31/2009                        0.75             2,170             1,637              1.25%             11.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              1.00%             27.5%
12/31/2012                        0.98                 0                 0              1.00%             12.9%
12/31/2011                        0.87                 0                 0              1.00%              2.2%
12/31/2010                        0.85                 0                 0              1.00%             12.1%
12/31/2009                        0.76                 0                 0              1.00%             11.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.75%             27.8%
12/31/2012                        1.00                 0                 0              0.75%             13.2%
12/31/2011                        0.88                 0                 0              0.75%              2.5%
12/31/2010                        0.86                 0                 0              0.75%             12.4%
12/31/2009                        0.77                 0                 0              0.75%             12.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              0.50%             28.1%
12/31/2012                        1.01                 0                 0              0.50%             13.4%
12/31/2011                        0.89                 0                 0              0.50%              2.7%
12/31/2010                        0.87                 0                 0              0.50%             12.7%
12/31/2009                        0.77                 0                 0              0.50%             12.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.25%             28.5%
12/31/2012                        1.03                 0                 0              0.25%             13.7%
12/31/2011                        0.91                 0                 0              0.25%              3.0%
12/31/2010                        0.88                 0                 0              0.25%             13.0%
12/31/2009                        0.78                 0                 0              0.25%             12.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             28.8%
12/31/2012                        1.05                 0                 0              0.00%             14.0%
12/31/2011                        0.92                 0                 0              0.00%              3.2%
12/31/2010                        0.89                 0                 0              0.00%             13.2%
12/31/2009                        0.79                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.4%
                2012               2.7%
                2011               3.0%
                2010               3.6%
                2009               4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2015 ADMIN CLASS - 01900A577

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       478,032   $       478,992            24,687
                                                                         ===============   ===============
Receivables: investments sold                                      162
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       478,194
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       478,194           443,349   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       478,194           443,349
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,555
Mortality & expense charges                                                                         (6,391)
                                                                                           ---------------
Net investment income (loss)                                                                         3,164
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,557
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (960)
                                                                                           ---------------
Net gain (loss)                                                                                        597
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,761
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,164   $                 --
Net realized gain (loss)                                                       1,557                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (960)                    --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,761                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     846,379                     --
Cost of units redeemed                                                      (371,746)                    --
Account charges                                                                 (200)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          474,433                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      478,194                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            478,194   $                 --
                                                                ====================   ====================

Units sold                                                                   790,391                     --
Units redeemed                                                              (347,042)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      443,349                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    443,349                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            846,379
Cost of units redeemed/account charges                                                             (371,946)
Net investment income (loss)                                                                          3,164
Net realized gain (loss)                                                                              1,557
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (960)
                                                                                       --------------------
Net assets                                                                             $            478,194
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08               443   $           478              1.25%              1.9%
12/31/2012                        1.06                 0                 0              1.25%              5.9%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%              2.1%
12/31/2012                        1.06                 0                 0              1.00%              6.0%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%              2.4%
12/31/2012                        1.06                 0                 0              0.75%              6.2%



                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.50%              2.7%
12/31/2012                        1.06                 0                 0              0.50%              6.3%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%              2.9%
12/31/2012                        1.07                 0                 0              0.25%              6.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%              3.2%
12/31/2012                        1.07                 0                 0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      MANAGERS CADENCE CAPITAL APPRECIATION FUND INVESTOR CLASS - 561717554

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,506   $        60,273             3,270
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (76)
                                                       ---------------
Net assets                                             $        74,430
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        74,177            54,616   $          1.36
Band 100                                                           253               186              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $        74,430            54,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           321
Mortality & expense charges                                                                         (1,543)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,222)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,434
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,070
                                                                                           ---------------
Net gain (loss)                                                                                     32,504
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        31,282
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,222)  $                867
Net realized gain (loss)                                                      18,434                     48
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,070                    163

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,282                  1,078
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,852                157,791
Cost of units redeemed                                                      (130,021)               (17,528)
Account charges                                                                  (20)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                          (98,189)               140,259
                                                                --------------------   --------------------
Net increase (decrease)                                                      (66,907)               141,337
Net assets, beginning                                                        141,337                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             74,430   $            141,337
                                                                ====================   ====================

Units sold                                                                    27,509                150,810
Units redeemed                                                              (106,799)               (16,718)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (79,290)               134,092
Units outstanding, beginning                                                 134,092                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     54,802                134,092
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            189,643
Cost of units redeemed/account charges                                                             (147,573)
Net investment income (loss)                                                                           (355)
Net realized gain (loss)                                                                             18,482
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 14,233
                                                                                       --------------------
Net assets                                                                             $             74,430
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                55   $            74              1.25%             28.9%
12/31/2012                        1.05               134               141              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013              $         1.36                 0   $             0              1.00%             29.2%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             29.5%
12/31/2012                        1.05                 0                 0              0.75%              5.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             29.8%
12/31/2012                        1.06                 0                 0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             30.1%
12/31/2012                        1.06                 0                 0              0.25%              5.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             30.5%
12/31/2012                        1.06                 0                 0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2020 ADMIN CLASS - 01900A494

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       538,229   $       536,018            28,115
                                                                         ===============   ===============
Receivables: investments sold                                      183
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       538,412
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       538,412           493,899   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $       538,412           493,899
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,222
Mortality & expense charges                                                                         (5,960)
                                                                                           ---------------
Net investment income (loss)                                                                         4,262
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (9)
Realized gain distributions                                                                             66
Net change in unrealized appreciation (depreciation)                                                 2,211
                                                                                           ---------------
Net gain (loss)                                                                                      2,268
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,530
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,262   $                 --
Net realized gain (loss)                                                          (9)                    --
Realized gain distributions                                                       66                     --
Net change in unrealized appreciation (depreciation)                           2,211                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,530                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     557,910                     --
Cost of units redeemed                                                       (25,908)                    --
Account charges                                                                 (120)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          531,882                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      538,412                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            538,412   $                 --
                                                                ====================   ====================

Units sold                                                                   518,476                     --
Units redeemed                                                               (24,577)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      493,899                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    493,899                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            557,910
Cost of units redeemed/account charges                                                              (26,028)
Net investment income (loss)                                                                          4,262
Net realized gain (loss)                                                                                 (9)
Realized gain distributions                                                                              66
Net change in unrealized appreciation (depreciation)                                                  2,211
                                                                                       --------------------
Net assets                                                                             $            538,412
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09               494   $           538              1.25%              2.6%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%              2.8%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%              3.1%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%              3.3%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%              3.6%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%              3.9%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MANAGERS CADENCE MID-CAP FUND INVESTOR CLASS - 561717463

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,152   $        18,274               669
                                                                         ===============   ===============
Receivables: investments sold                                       50
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        22,202
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,288             6,859   $          1.35
Band 100                                                        12,914             9,510              1.36
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $        22,202            16,369
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (220)
                                                                                           ---------------
Net investment income (loss)                                                                          (220)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,123
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,591
                                                                                           ---------------
Net gain (loss)                                                                                     10,714
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,494
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (220)  $                 48
Net realized gain (loss)                                                       7,123                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,591                    287
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,494                    335
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,169                 55,392
Cost of units redeemed                                                       (57,168)                    --
Account charges                                                                  (20)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          (44,019)                55,392
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,525)                55,727
Net assets, beginning                                                         55,727                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             22,202   $             55,727
                                                                ====================   ====================

Units sold                                                                    11,230                 53,228
Units redeemed                                                               (48,089)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,859)                53,228
Units outstanding, beginning                                                  53,228                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,369                 53,228
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             68,561
Cost of units redeemed/account charges                                                              (57,188)
Net investment income (loss)                                                                           (172)
Net realized gain (loss)                                                                              7,123
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  3,878
                                                                                       --------------------
Net assets                                                                             $             22,202
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 7   $             9              1.25%             29.4%
12/31/2012                        1.05                 5                 5              1.25%              4.6%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                10   $            13              1.00%             29.7%
12/31/2012                        1.05                36                38              1.00%              4.7%


                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.75%             30.1%
12/31/2012                        1.05                 0                 0              0.75%              4.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             30.4%
12/31/2012                        1.05                 0                 0              0.50%              4.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             30.7%
12/31/2012                        1.05                 0                 0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             31.0%
12/31/2012                        1.05                12                12              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2030 ADMIN CLASS - 01900A429

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       182,311   $       177,481             8,857
                                                                         ===============   ===============
Receivables: investments sold                                       62
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       182,373
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       182,373           159,346   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $       182,373           159,346
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,017
Mortality & expense charges                                                                         (2,098)
                                                                                           ---------------
Net investment income (loss)                                                                         1,919
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               525
Realized gain distributions                                                                             11
Net change in unrealized appreciation (depreciation)                                                 4,830
                                                                                           ---------------
Net gain (loss)                                                                                      5,366
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,285
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,919   $                 --
Net realized gain (loss)                                                         525                     --
Realized gain distributions                                                       11                     --
Net change in unrealized appreciation (depreciation)                           4,830                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,285                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     217,255                     --
Cost of units redeemed                                                       (41,979)                    --
Account charges                                                                 (188)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          175,088                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      182,373                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            182,373   $                 --
                                                                ====================   ====================

Units sold                                                                   197,556                     --
Units redeemed                                                               (38,210)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      159,346                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    159,346                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            217,255
Cost of units redeemed/account charges                                                              (42,167)
Net investment income (loss)                                                                          1,919
Net realized gain (loss)                                                                                525
Realized gain distributions                                                                              11
Net change in unrealized appreciation (depreciation)                                                  4,830
                                                                                       --------------------
Net assets                                                                             $            182,373
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14               159   $           182              1.25%              6.3%
12/31/2012                        1.08                 0                 0              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%              6.6%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%              6.9%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%              7.1%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%              7.4%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%              7.7%
12/31/2012                        1.08                 0                 0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             MANAGERS CADENCE MID-CAP FUND SERVICE CLASS - 561717471

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.40
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                (79)
Net realized gain (loss)                                                          --                    698
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                    619
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                  8,875
Cost of units redeemed                                                            --                 (9,494)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                   (619)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                  8,527
Units redeemed                                                                    --                 (8,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              8,875
Cost of units redeemed/account charges                                                               (9,494)
Net investment income (loss)                                                                            (79)
Net realized gain (loss)                                                                                698
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.25%             29.6%
12/31/2012                        1.08                 0                 0              1.25%              8.0%
12/31/2011                        1.01                 0                 0              1.25%             -2.7%
12/31/2010                        1.03                 0                 0              1.25%             25.1%
12/31/2009                        0.83                 0                 0              1.25%             23.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             29.9%
12/31/2012                        1.10                 0                 0              1.00%              9.7%
12/31/2011                        1.02                 0                 0              1.00%             -2.5%
12/31/2010                        1.04                 0                 0              1.00%             25.4%
12/31/2009                        0.83                 0                 0              1.00%             24.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.75%             30.3%
12/31/2012                        1.11                 0                 0              0.75%             11.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.3%
12/31/2010                        1.06                 0                 0              0.75%             25.7%
12/31/2009                        0.84                 0                 0              0.75%             24.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             30.6%
12/31/2012                        1.13                 0                 0              0.50%             13.1%
12/31/2011                        1.05                 0                 0              0.50%             -2.0%
12/31/2010                        1.07                 0                 0              0.50%             26.0%
12/31/2009                        0.85                 0                 0              0.50%             24.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%             30.9%
12/31/2012                        1.15                 0                 0              0.25%             14.9%
12/31/2011                        1.06                 0                 0              0.25%             -1.8%
12/31/2010                        1.08                 0                 0              0.25%             26.3%
12/31/2009                        0.85                 0                 0              0.25%             25.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.00%             31.2%
12/31/2012                        1.17                 0                 0              0.00%             16.7%
12/31/2011                        1.07                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%             26.7%
12/31/2009                        0.86                 0                 0              0.00%             25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2040 ADMIN CLASS - 01900A346

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       222,892   $       210,818            10,467
                                                                         ===============   ===============
Receivables: investments sold                                       75
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       222,967
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       222,967           184,530   $          1.21
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $       222,967           184,530
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,012
Mortality & expense charges                                                                         (2,455)
                                                                                           ---------------
Net investment income (loss)                                                                         2,557
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,925
Realized gain distributions                                                                              6
Net change in unrealized appreciation (depreciation)                                                12,074
                                                                                           ---------------
Net gain (loss)                                                                                     14,005
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,562
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,557   $                 --
Net realized gain (loss)                                                       1,925                     --
Realized gain distributions                                                        6                     --
Net change in unrealized appreciation (depreciation)                          12,074                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,562                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     279,950                     --
Cost of units redeemed                                                       (73,237)                    --
Account charges                                                                 (308)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          206,405                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      222,967                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            222,967   $                 --
                                                                ====================   ====================

Units sold                                                                   249,765                     --
Units redeemed                                                               (65,235)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,530                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    184,530                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            279,950
Cost of units redeemed/account charges                                                              (73,545)
Net investment income (loss)                                                                          2,557
Net realized gain (loss)                                                                              1,925
Realized gain distributions                                                                               6
Net change in unrealized appreciation (depreciation)                                                 12,074
                                                                                       --------------------
Net assets                                                                             $            222,967
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21               185   $           223              1.25%             10.8%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              1.00%             11.1%
12/31/2012                        1.09                 0                 0              1.00%              9.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             11.9%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.00%             12.2%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO HIGH YIELD ADMIN CLASS - 693390650

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,135,763   $     6,797,925           741,290
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,960)
                                                       ---------------
Net assets                                             $     7,123,803
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,374,529         3,006,584   $          2.12
Band 100                                                            --                --              2.18
Band 75                                                             --                --              2.23
Band 50                                                             --                --              2.29
Band 25                                                             --                --              2.35
Band 0                                                         749,274           305,756              2.45
                                                       ---------------   ---------------
 Total                                                 $     7,123,803         3,312,340
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       423,525
Mortality & expense charges                                                                        (84,072)
                                                                                           ---------------
Net investment income (loss)                                                                       339,453
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           136,803
Realized gain distributions                                                                             23
Net change in unrealized appreciation (depreciation)                                              (171,397)
                                                                                           ---------------
Net gain (loss)                                                                                    (34,571)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       304,882
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            339,453   $            354,721
Net realized gain (loss)                                                     136,803                113,035
Realized gain distributions                                                       23                     --
Net change in unrealized appreciation (depreciation)                        (171,397)               394,199
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            304,882                861,955
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,362,257                248,587
Cost of units redeemed                                                    (1,740,404)            (1,090,978)
Account charges                                                               (1,671)                (1,580)
                                                                --------------------   --------------------
Increase (decrease)                                                         (379,818)              (843,971)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,936)                17,984
Net assets, beginning                                                      7,198,739              7,180,755
                                                                --------------------   --------------------
Net assets, ending                                              $          7,123,803   $          7,198,739
                                                                ====================   ====================

Units sold                                                                   835,901                809,010
Units redeemed                                                            (1,015,941)            (1,266,167)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (180,040)              (457,157)
Units outstanding, beginning                                               3,492,380              3,949,537
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,312,340              3,492,380
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,234,367
Cost of units redeemed/account charges                                                          (10,361,139)
Net investment income (loss)                                                                      2,531,686
Net realized gain (loss)                                                                           (629,902)
Realized gain distributions                                                                          10,953
Net change in unrealized appreciation (depreciation)                                                337,838
                                                                                       --------------------
Net assets                                                                             $          7,123,803
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.12             3,007   $         6,375              1.25%              4.2%
12/31/2012                        2.03             3,169             6,448              1.25%             12.9%
12/31/2011                        1.80             3,680             6,634              1.25%              2.5%
12/31/2010                        1.76             3,640             6,403              1.25%             12.6%
12/31/2009                        1.56             2,717             4,245              1.25%             42.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.18                 0   $             0              1.00%              4.5%
12/31/2012                        2.08                 0                 0              1.00%             13.2%
12/31/2011                        1.84                 0                 0              1.00%              2.7%
12/31/2010                        1.79                 0                 0              1.00%             12.9%
12/31/2009                        1.59                 0                 0              1.00%             42.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.23                 0   $             0              0.75%              4.7%
12/31/2012                        2.13                 0                 0              0.75%             13.4%
12/31/2011                        1.88                 0                 0              0.75%              3.0%
12/31/2010                        1.82                 0                 0              0.75%             13.1%
12/31/2009                        1.61                 0                 0              0.75%             42.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.29                 0   $             0              0.50%              5.0%
12/31/2012                        2.18                 0                 0              0.50%             13.7%
12/31/2011                        1.92                 0                 0              0.50%              3.2%
12/31/2010                        1.86                 0                 0              0.50%             13.4%
12/31/2009                        1.64                 0                 0              0.50%             43.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.35                 0   $             0              0.25%              5.3%
12/31/2012                        2.23                 0                 0              0.25%             14.0%
12/31/2011                        1.96                 0                 0              0.25%              3.5%
12/31/2010                        1.89                 0                 0              0.25%             13.7%
12/31/2009                        1.66                 0                 0              0.25%             43.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.45               306   $           749              0.00%              5.5%
12/31/2012                        2.32               323               751              0.00%             14.3%
12/31/2011                        2.03               269               547              0.00%              3.8%
12/31/2010                        1.96               235               461              0.00%             14.0%
12/31/2009                        1.72                 0                 0              0.00%             43.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.9%
                2012               6.0%
                2011               7.1%
                2010               7.5%
                2009               8.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2050 ADMIN CLASS - 01900A262

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,576   $        32,615             1,613
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        34,587
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        34,587            27,854   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $        34,587            27,854
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           867
Mortality & expense charges                                                                           (310)
                                                                                           ---------------
Net investment income (loss)                                                                           557
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                93
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                 1,961
                                                                                           ---------------
Net gain (loss)                                                                                      2,055
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,612
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                557   $                 --
Net realized gain (loss)                                                          93                     --
Realized gain distributions                                                        1                     --
Net change in unrealized appreciation (depreciation)                           1,961                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,612                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,081                     --
Cost of units redeemed                                                        (2,047)                    --
Account charges                                                                  (59)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           31,975                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,587                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             34,587   $                 --
                                                                ====================   ====================

Units sold                                                                    29,738                     --
Units redeemed                                                                (1,884)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,854                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,854                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             34,081
Cost of units redeemed/account charges                                                               (2,106)
Net investment income (loss)                                                                            557
Net realized gain (loss)                                                                                 93
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                  1,961
                                                                                       --------------------
Net assets                                                                             $             34,587
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                28   $            35              1.25%             13.1%
12/31/2012                        1.10                 0                 0              1.25%              9.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             14.3%
12/31/2012                        1.10                 0                 0              0.25%             10.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%             14.5%
12/31/2012                        1.11                 0                 0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       626,286   $       633,390           115,544
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $       626,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       626,249           645,456   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $       626,249           645,456
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (464)
                                                                                           ---------------
Net investment income (loss)                                                                          (464)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                          3,865
Net change in unrealized appreciation (depreciation)                                                (7,104)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,237)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (3,701)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (464)  $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                    3,865                     --
Net change in unrealized appreciation (depreciation)                          (7,104)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,701)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,250,539                     --
Cost of units redeemed                                                      (619,830)                    --
Account charges                                                                 (759)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          629,950                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      626,249                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            626,249   $                 --
                                                                ====================   ====================

Units sold                                                                 1,279,038                     --
Units redeemed                                                              (633,582)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      645,456                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    645,456                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,250,539
Cost of units redeemed/account charges                                                             (620,589)
Net investment income (loss)                                                                           (464)
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                           3,865
Net change in unrealized appreciation (depreciation)                                                 (7,104)
                                                                                       --------------------
Net assets                                                                             $            626,249
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97               645   $           626              1.25%             -3.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.75%             -2.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.50%             -2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.25%             -2.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.00%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT INCOME ADMIN CLASS - 01900A189

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,114   $        11,115               579
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,117
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,117            10,370   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $        11,117            10,370
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           165
Mortality & expense charges                                                                            (90)
                                                                                           ---------------
Net investment income (loss)                                                                            75
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                              2
Net change in unrealized appreciation (depreciation)                                                    (1)
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            75
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 75   $                 --
Net realized gain (loss)                                                          (1)                    --
Realized gain distributions                                                        2                     --
Net change in unrealized appreciation (depreciation)                              (1)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 75                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,042                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           11,042                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,117                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             11,117   $                 --
                                                                ====================   ====================

Units sold                                                                    10,370                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,370                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,370                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             11,042
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             75
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                               2
Net change in unrealized appreciation (depreciation)                                                     (1)
                                                                                       --------------------
Net assets                                                                             $             11,117
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                10   $            11              1.25%              1.5%
12/31/2012                        1.06                 0                 0              1.25%              5.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%              1.8%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%              2.0%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.50%              2.3%
12/31/2012                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.25%              2.5%
12/31/2012                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.00%              2.8%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO REAL RETURN ADMIN CLASS - 693391112

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,252,989   $     5,663,143           480,695
                                                                         ===============   ===============
Receivables: investments sold                                   20,246
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,273,235
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,273,235         4,806,815   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $     5,273,235         4,806,815
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        39,701
Mortality & expense charges                                                                        (55,094)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,393)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (119,032)
Realized gain distributions                                                                         28,980
Net change in unrealized appreciation (depreciation)                                              (431,404)
                                                                                           ---------------
Net gain (loss)                                                                                   (521,456)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (536,849)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,393)  $             32,252
Net realized gain (loss)                                                    (119,032)                 3,499
Realized gain distributions                                                   28,980                 64,374
Net change in unrealized appreciation (depreciation)                        (431,404)                35,980
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (536,849)               136,105
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,386,627              2,532,600
Cost of units redeemed                                                    (3,605,812)              (308,813)
Account charges                                                               (5,930)                (1,247)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,774,885              2,222,540
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,238,036              2,358,645
Net assets, beginning                                                      3,035,199                676,554
                                                                --------------------   --------------------
Net assets, ending                                              $          5,273,235   $          3,035,199
                                                                ====================   ====================

Units sold                                                                 5,492,660              2,216,380
Units redeemed                                                            (3,164,756)              (332,188)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,327,904              1,884,192
Units outstanding, beginning                                               2,478,911                594,719
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,806,815              2,478,911
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,760,403
Cost of units redeemed/account charges                                                           (4,093,633)
Net investment income (loss)                                                                         20,392
Net realized gain (loss)                                                                           (115,248)
Realized gain distributions                                                                         111,475
Net change in unrealized appreciation (depreciation)                                               (410,154)
                                                                                       --------------------
Net assets                                                                             $          5,273,235
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10             4,807   $         5,273              1.25%            -10.4%
12/31/2012                        1.22             2,479             3,035              1.25%              7.6%
12/31/2011                        1.14               595               677              1.25%              9.9%
12/31/2010                        1.03                 2                 2              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%            -10.2%
12/31/2012                        1.23                 0                 0              1.00%              7.9%
12/31/2011                        1.14                 0                 0              1.00%             10.2%
12/31/2010                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%            -10.0%
12/31/2012                        1.24                 0                 0              0.75%              8.2%
12/31/2011                        1.15                 0                 0              0.75%             10.5%
12/31/2010                        1.04                 0                 0              0.75%              3.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%             -9.7%
12/31/2012                        1.25                 0                 0              0.50%              8.4%
12/31/2011                        1.15                 0                 0              0.50%             10.8%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%             -9.5%
12/31/2012                        1.26                 0                 0              0.25%              8.7%
12/31/2011                        1.16                 0                 0              0.25%             11.0%
12/31/2010                        1.04                 0                 0              0.25%              4.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.00%             -9.3%
12/31/2012                        1.26                 0                 0              0.00%              9.0%
12/31/2011                        1.16                 0                 0              0.00%             11.3%
12/31/2010                        1.04                 0                 0              0.00%              4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               3.2%
                2011               1.7%
                2010               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2025 ADMIN CLASS - 01880B827

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       364,619   $       360,456            21,736
                                                                         ===============   ===============
Receivables: investments sold                                      124
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       364,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       364,743           330,274   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       364,743           330,274
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,793
Mortality & expense charges                                                                         (4,211)
                                                                                           ---------------
Net investment income (loss)                                                                         2,582
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,061)
Realized gain distributions                                                                             28
Net change in unrealized appreciation (depreciation)                                                 4,163
                                                                                           ---------------
Net gain (loss)                                                                                      2,130
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,712
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,582   $                 --
Net realized gain (loss)                                                      (2,061)                    --
Realized gain distributions                                                       28                     --
Net change in unrealized appreciation (depreciation)                           4,163                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,712                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     439,145                     --
Cost of units redeemed                                                       (78,930)                    --
Account charges                                                                 (184)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          360,031                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      364,743                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            364,743   $                 --
                                                                ====================   ====================

Units sold                                                                   405,719                     --
Units redeemed                                                               (75,445)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      330,274                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    330,274                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            439,145
Cost of units redeemed/account charges                                                              (79,114)
Net investment income (loss)                                                                          2,582
Net realized gain (loss)                                                                             (2,061)
Realized gain distributions                                                                              28
Net change in unrealized appreciation (depreciation)                                                  4,163
                                                                                       --------------------
Net assets                                                                             $            364,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10               330   $           365              1.25%              3.6%
12/31/2012                        1.07                 0                 0              1.25%              6.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%              3.8%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%              4.1%
12/31/2012                        1.07                 0                 0              0.75%              7.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%              4.3%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%              4.6%
12/31/2012                        1.07                 0                 0              0.25%              7.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%              4.9%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.7%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIMCO TOTAL RETURN ADMIN CLASS - 693390726

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    83,830,239   $    86,910,565         8,057,461
                                                                         ===============   ===============
Receivables: investments sold                                2,304,022
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    86,134,261
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    84,177,363        58,632,522   $          1.44
Band 100                                                        12,935             8,862              1.46
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.53
Band 0                                                       1,943,963         1,246,769              1.56
                                                       ---------------   ---------------
 Total                                                 $    86,134,261        59,888,153
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,816,373
Mortality & expense charges                                                                     (1,021,185)
                                                                                           ---------------
Net investment income (loss)                                                                       795,188
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (213,272)
Realized gain distributions                                                                        547,282
Net change in unrealized appreciation (depreciation)                                            (4,225,508)
                                                                                           ---------------
Net gain (loss)                                                                                 (3,891,498)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    (3,096,310)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            795,188   $          1,922,610
Net realized gain (loss)                                                    (213,272)               305,556
Realized gain distributions                                                  547,282              1,692,457
Net change in unrealized appreciation (depreciation)                      (4,225,508)             1,797,412
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (3,096,310)             5,718,035
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  35,243,801             28,076,443
Cost of units redeemed                                                   (29,010,151)           (11,375,810)
Account charges                                                             (105,914)               (91,788)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,127,736             16,608,845
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,031,426             22,326,880
Net assets, beginning                                                     83,102,835             60,775,955
                                                                --------------------   --------------------
Net assets, ending                                              $         86,134,261   $         83,102,835
                                                                ====================   ====================

Units sold                                                                24,484,883             22,040,520
Units redeemed                                                           (20,418,929)           (10,608,580)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,065,954             11,431,940
Units outstanding, beginning                                              55,822,199             44,390,259
                                                                --------------------   --------------------
Units outstanding, ending                                                 59,888,153             55,822,199
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        155,738,345
Cost of units redeemed/account charges                                                          (77,343,070)
Net investment income (loss)                                                                      5,441,759
Net realized gain (loss)                                                                            669,657
Realized gain distributions                                                                       4,707,896
Net change in unrealized appreciation (depreciation)                                             (3,080,326)
                                                                                       --------------------
Net assets                                                                             $         86,134,261
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44            58,633   $        84,177              1.25%             -3.4%
12/31/2012                        1.49            54,381            80,806              1.25%              8.7%
12/31/2011                        1.37            43,049            58,835              1.25%              2.6%
12/31/2010                        1.33            30,193            40,209              1.25%              7.2%
12/31/2009                        1.24            16,340            20,294              1.25%             12.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 9   $            13              1.00%             -3.1%
12/31/2012                        1.51                 9                13              1.00%              9.0%
12/31/2011                        1.38                 0                 0              1.00%              2.9%
12/31/2010                        1.34                 0                 0              1.00%              7.5%
12/31/2009                        1.25                 0                 0              1.00%             12.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%             -2.9%
12/31/2012                        1.53                 0                 0              0.75%              9.3%
12/31/2011                        1.40                 0                 0              0.75%              3.1%
12/31/2010                        1.36                 0                 0              0.75%              7.8%
12/31/2009                        1.26                 0                 0              0.75%             12.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.50%             -2.7%
12/31/2012                        1.55                 0                 0              0.50%              9.5%
12/31/2011                        1.41                 0                 0              0.50%              3.4%
12/31/2010                        1.37                 0                 0              0.50%              8.0%
12/31/2009                        1.27                 0                 0              0.50%             13.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.25%             -2.4%
12/31/2012                        1.57                 0                 0              0.25%              9.8%
12/31/2011                        1.43                 0                 0              0.25%              3.7%
12/31/2010                        1.38                 0                 0              0.25%              8.3%
12/31/2009                        1.27                 0                 0              0.25%             13.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56             1,247   $         1,944              0.00%             -2.2%
12/31/2012                        1.59             1,433             2,283              0.00%             10.1%
12/31/2011                        1.45             1,341             1,941              0.00%              3.9%
12/31/2010                        1.39             1,369             1,907              0.00%              8.6%
12/31/2009                        1.28                 0                 0              0.00%             13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               3.9%
                2011               3.7%
                2010               2.9%
                2009               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2035 ADMIN CLASS - 01880B769

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       135,060   $       129,590             7,518
                                                                         ===============   ===============
Receivables: investments sold                                       46
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       135,106
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       135,106           114,274   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $       135,106           114,274
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,827
Mortality & expense charges                                                                         (1,590)
                                                                                           ---------------
Net investment income (loss)                                                                         1,237
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,398
Realized gain distributions                                                                             13
Net change in unrealized appreciation (depreciation)                                                 5,470
                                                                                           ---------------
Net gain (loss)                                                                                      6,881
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,118
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,237   $                 --
Net realized gain (loss)                                                       1,398                     --
Realized gain distributions                                                       13                     --
Net change in unrealized appreciation (depreciation)                           5,470                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,118                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     185,927                     --
Cost of units redeemed                                                       (58,686)                    --
Account charges                                                                 (253)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          126,988                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      135,106                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            135,106   $                 --
                                                                ====================   ====================

Units sold                                                                   166,593                     --
Units redeemed                                                               (52,319)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,274                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    114,274                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            185,927
Cost of units redeemed/account charges                                                              (58,939)
Net investment income (loss)                                                                          1,237
Net realized gain (loss)                                                                              1,398
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                  5,470
                                                                                       --------------------
Net assets                                                                             $            135,106
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               114   $           135              1.25%              8.7%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%              9.0%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.75%              9.3%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%              9.5%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.25%              9.8%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             10.1%
12/31/2012                        1.10                 0                 0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     PIMCO ALL ASSET ADMIN CLASS - 722005618

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       885,286   $       895,526            73,830
                                                                         ===============   ===============
Receivables: investments sold                                    8,068
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       893,354
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       893,354           811,969   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       893,354           811,969
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        33,391
Mortality & expense charges                                                                         (6,903)
                                                                                           ---------------
Net investment income (loss)                                                                        26,488
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,949)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (9,737)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,686)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,802
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,488   $              1,934
Net realized gain (loss)                                                      (8,949)                   360
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (9,737)                   115
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,802                  2,409
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,193,468                122,868
Cost of units redeemed                                                    (1,371,559)               (80,561)
Account charges                                                                 (150)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          821,759                 42,307
                                                                --------------------   --------------------
Net increase (decrease)                                                      829,561                 44,716
Net assets, beginning                                                         63,793                 19,077
                                                                --------------------   --------------------
Net assets, ending                                              $            893,354   $             63,793
                                                                ====================   ====================

Units sold                                                                 2,031,845                113,402
Units redeemed                                                            (1,277,401)               (75,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                      754,444                 37,946
Units outstanding, beginning                                                  57,525                 19,579
                                                                --------------------   --------------------
Units outstanding, ending                                                    811,969                 57,525
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,335,350
Cost of units redeemed/account charges                                                           (1,452,270)
Net investment income (loss)                                                                         29,103
Net realized gain (loss)                                                                             (8,589)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (10,240)
                                                                                       --------------------
Net assets                                                                             $            893,354
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10               812   $           893              1.25%             -0.8%
12/31/2012                        1.11                58                64              1.25%             13.8%
12/31/2011                        0.97                20                19              1.25%             -2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%             -0.5%
12/31/2012                        1.11                 0                 0              1.00%             14.1%
12/31/2011                        0.98                 0                 0              1.00%             -2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%             -0.3%
12/31/2012                        1.12                 0                 0              0.75%             14.4%
12/31/2011                        0.98                 0                 0              0.75%             -2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%              0.0%
12/31/2012                        1.12                 0                 0              0.50%             14.7%
12/31/2011                        0.98                 0                 0              0.50%             -2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%              0.2%
12/31/2012                        1.13                 0                 0              0.25%             15.0%
12/31/2011                        0.98                 0                 0              0.25%             -2.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.00%              0.5%
12/31/2012                        1.13                 0                 0              0.00%             15.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               7.0%
                2012               5.3%
                2011               7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2045 ADMIN CLASS - 01880B710

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       140,236   $       131,394             7,570
                                                                         ===============   ===============
Receivables: investments sold                                       47
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       140,283
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       140,283           114,086   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       140,283           114,086
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,205
Mortality & expense charges                                                                         (1,928)
                                                                                           ---------------
Net investment income (loss)                                                                         1,277
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,132
Realized gain distributions                                                                             33
Net change in unrealized appreciation (depreciation)                                                 8,842
                                                                                           ---------------
Net gain (loss)                                                                                     13,007
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,284
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,277   $                 --
Net realized gain (loss)                                                       4,132                     --
Realized gain distributions                                                       33                     --
Net change in unrealized appreciation (depreciation)                           8,842                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,284                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     202,154                     --
Cost of units redeemed                                                       (75,914)                    --
Account charges                                                                 (241)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          125,999                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      140,283                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            140,283   $                 --
                                                                ====================   ====================

Units sold                                                                   178,644                     --
Units redeemed                                                               (64,558)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,086                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    114,086                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            202,154
Cost of units redeemed/account charges                                                              (76,155)
Net investment income (loss)                                                                          1,277
Net realized gain (loss)                                                                              4,132
Realized gain distributions                                                                              33
Net change in unrealized appreciation (depreciation)                                                  8,842
                                                                                       --------------------
Net assets                                                                             $            140,283
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23               114   $           140              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.50%             13.0%
12/31/2012                        1.10                 0                 0              0.50%             10.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.25%             13.3%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.00%             13.6%
12/31/2012                        1.10                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIMCO INCOME ADMIN CLASS - 72201F482

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       297,183   $       296,056            25,076
                                                                         ===============   ===============
Receivables: investments sold                                   10,251
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       307,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       307,434           291,009   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $       307,434           291,009
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,681
Mortality & expense charges                                                                         (1,616)
                                                                                           ---------------
Net investment income (loss)                                                                         5,065
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (130)
Realized gain distributions                                                                            419
Net change in unrealized appreciation (depreciation)                                                 1,127
                                                                                           ---------------
Net gain (loss)                                                                                      1,416
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,065   $                 --
Net realized gain (loss)                                                        (130)                    --
Realized gain distributions                                                      419                     --
Net change in unrealized appreciation (depreciation)                           1,127                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,481                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     373,710                     --
Cost of units redeemed                                                       (72,719)                    --
Account charges                                                                  (38)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          300,953                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      307,434                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            307,434   $                 --
                                                                ====================   ====================

Units sold                                                                   361,209                     --
Units redeemed                                                               (70,200)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      291,009                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    291,009                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            373,710
Cost of units redeemed/account charges                                                              (72,757)
Net investment income (loss)                                                                          5,065
Net realized gain (loss)                                                                               (130)
Realized gain distributions                                                                             419
Net change in unrealized appreciation (depreciation)                                                  1,127
                                                                                       --------------------
Net assets                                                                             $            307,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06               291   $           307              1.25%              3.3%
12/31/2012                        1.02                 0                 0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%              3.6%
12/31/2012                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%              3.8%
12/31/2012                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%              4.1%
12/31/2012                        1.02                 0                 0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%              4.3%
12/31/2012                        1.02                 0                 0              0.25%              2.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.00%              4.6%
12/31/2012                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.3%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALLIANZGI RETIREMENT 2055 ADMIN CLASS - 01880B652

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,719   $         1,707                94
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,719
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,719             1,382   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $         1,719             1,382
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            38
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            32
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                30
Realized gain distributions                                                                              4
Net change in unrealized appreciation (depreciation)                                                    12
                                                                                           ---------------
Net gain (loss)                                                                                         46
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            78
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 32   $                 --
Net realized gain (loss)                                                          30                     --
Realized gain distributions                                                        4                     --
Net change in unrealized appreciation (depreciation)                              12                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 78                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,426                     --
Cost of units redeemed                                                          (742)                    --
Account charges                                                                  (43)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,641                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,719                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,719   $                 --
                                                                ====================   ====================

Units sold                                                                     2,050                     --
Units redeemed                                                                  (668)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,382                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,382                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              2,426
Cost of units redeemed/account charges                                                                 (785)
Net investment income (loss)                                                                             32
Net realized gain (loss)                                                                                 30
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $              1,719
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 1   $             2              1.25%             13.2%
12/31/2012                        1.10                 0                 0              1.25%              9.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%             10.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             14.3%
12/31/2012                        1.11                 0                 0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%             14.6%
12/31/2012                        1.11                 0                 0              0.00%             10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     PIMCO TOTAL RETURN R CLASS - 72200Q851

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    35,680,925   $    37,179,315         3,381,040
                                                                         ===============   ===============
Receivables: investments sold                                  462,397
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,143,322
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    33,280,125        22,154,552   $          1.50
Band 100                                                        50,907            33,032              1.54
Band 75                                                             --                --              1.58
Band 50                                                        110,160            67,911              1.62
Band 25                                                             --                --              1.66
Band 0                                                       2,702,130         1,581,858              1.71
                                                       ---------------   ---------------
 Total                                                 $    36,143,322        23,837,353
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       677,209
Mortality & expense charges                                                                       (434,109)
                                                                                           ---------------
Net investment income (loss)                                                                       243,100
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (130,574)
Realized gain distributions                                                                        238,286
Net change in unrealized appreciation (depreciation)                                            (1,852,094)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,744,382)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,501,282)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            243,100   $            834,607
Net realized gain (loss)                                                    (130,574)                82,926
Realized gain distributions                                                  238,286                877,876
Net change in unrealized appreciation (depreciation)                      (1,852,094)               775,659
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,501,282)             2,571,068
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,250,944             16,289,139
Cost of units redeemed                                                   (14,140,029)            (8,885,287)
Account charges                                                              (32,483)               (28,235)
                                                                --------------------   --------------------
Increase (decrease)                                                         (921,568)             7,375,617
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,422,850)             9,946,685
Net assets, beginning                                                     38,566,172             28,619,487
                                                                --------------------   --------------------
Net assets, ending                                              $         36,143,322   $         38,566,172
                                                                ====================   ====================

Units sold                                                                 9,390,141             12,063,840
Units redeemed                                                           (10,037,625)            (7,319,743)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (647,484)             4,744,097
Units outstanding, beginning                                              24,484,837             19,740,740
                                                                --------------------   --------------------
Units outstanding, ending                                                 23,837,353             24,484,837
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         89,512,235
Cost of units redeemed/account charges                                                          (57,423,932)
Net investment income (loss)                                                                      2,576,748
Net realized gain (loss)                                                                            490,452
Realized gain distributions                                                                       2,486,209
Net change in unrealized appreciation (depreciation)                                             (1,498,390)
                                                                                       --------------------
Net assets                                                                             $         36,143,322
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50            22,155   $        33,280              1.25%             -3.8%
12/31/2012                        1.56            22,594            35,266              1.25%              8.3%
12/31/2011                        1.44            18,591            26,793              1.25%              2.2%
12/31/2010                        1.41            14,234            20,069              1.25%              6.8%
12/31/2009                        1.32             8,337            11,010              1.25%             11.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                33   $            51              1.00%             -3.5%
12/31/2012                        1.60                56                90              1.00%              8.6%
12/31/2011                        1.47                50                74              1.00%              2.5%
12/31/2010                        1.44                86               124              1.00%              7.0%
12/31/2009                        1.34                66                88              1.00%             11.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              0.75%             -3.3%
12/31/2012                        1.63                 0                 0              0.75%              8.9%
12/31/2011                        1.50                 0                 0              0.75%              2.7%
12/31/2010                        1.46                 0                 0              0.75%              7.3%
12/31/2009                        1.36                 0                 0              0.75%             12.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                68   $           110              0.50%             -3.0%
12/31/2012                        1.67                64               106              0.50%              9.1%
12/31/2011                        1.53                63                96              0.50%              3.0%
12/31/2010                        1.49                13                20              0.50%              7.6%
12/31/2009                        1.38                 0                 0              0.50%             12.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.25%             -2.8%
12/31/2012                        1.71                 0                 0              0.25%              9.4%
12/31/2011                        1.56                 0                 0              0.25%              3.2%
12/31/2010                        1.52                 0                 0              0.25%              7.8%
12/31/2009                        1.41                 0                 0              0.25%             12.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71             1,582   $         2,702              0.00%             -2.5%
12/31/2012                        1.75             1,771             3,104              0.00%              9.7%
12/31/2011                        1.60             1,037             1,657              0.00%              3.5%
12/31/2010                        1.54               474               732              0.00%              8.1%
12/31/2009                        1.43               245               351              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               1.8%
                2012               3.6%
                2011               3.3%
                2010               2.6%
                2009               4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANZGI RETIREMENT 2015 A CLASS - 01900A643 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.25%              1.8%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%              2.1%
12/31/2012                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%              2.4%
12/31/2012                        1.06                 0                 0              0.75%              6.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.50%              2.6%
12/31/2012                        1.06                 0                 0              0.50%              6.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.25%              2.9%
12/31/2012                        1.06                 0                 0              0.25%              6.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%              3.1%
12/31/2012                        1.07                 0                 0              0.00%              6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      PIMCO HIGH YIELD R CLASS - 72200Q794

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,977,819   $     2,863,389           310,733
                                                                         ===============   ===============
Receivables: investments sold                                    8,326
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,986,145
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,358,530         1,301,889   $          1.81
Band 100                                                         9,526             5,125              1.86
Band 75                                                             --                --              1.91
Band 50                                                        439,484           224,638              1.96
Band 25                                                             --                --              2.01
Band 0                                                         178,605            86,690              2.06
                                                       ---------------   ---------------
 Total                                                 $     2,986,145         1,618,342
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       153,680
Mortality & expense charges                                                                        (30,852)
                                                                                           ---------------
Net investment income (loss)                                                                       122,828
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,986
Realized gain distributions                                                                              9
Net change in unrealized appreciation (depreciation)                                               (49,415)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,420)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       115,408
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            122,828   $            129,104
Net realized gain (loss)                                                      41,986                 33,380
Realized gain distributions                                                        9                     --
Net change in unrealized appreciation (depreciation)                         (49,415)               154,415
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            115,408                316,899
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     668,795                569,187
Cost of units redeemed                                                      (679,485)              (598,213)
Account charges                                                               (1,181)                  (964)
                                                                --------------------   --------------------
Increase (decrease)                                                          (11,871)               (29,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                      103,537                286,909
Net assets, beginning                                                      2,882,608              2,595,699
                                                                --------------------   --------------------
Net assets, ending                                              $          2,986,145   $          2,882,608
                                                                ====================   ====================

Units sold                                                                   471,415                412,583
Units redeemed                                                              (479,423)              (440,215)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,008)               (27,632)
Units outstanding, beginning                                               1,626,350              1,653,982
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,618,342              1,626,350
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,672,465
Cost of units redeemed/account charges                                                           (3,554,893)
Net investment income (loss)                                                                        744,291
Net realized gain (loss)                                                                              5,832
Realized gain distributions                                                                           4,020
Net change in unrealized appreciation (depreciation)                                                114,430
                                                                                       --------------------
Net assets                                                                             $          2,986,145
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81             1,302   $         2,359              1.25%              3.8%
12/31/2012                        1.74             1,306             2,279              1.25%             12.5%
12/31/2011                        1.55             1,375             2,132              1.25%              2.1%
12/31/2010                        1.52             1,246             1,892              1.25%             12.2%
12/31/2009                        1.35             1,042             1,410              1.25%             41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 5   $            10              1.00%              4.1%
12/31/2012                        1.79                26                47              1.00%             12.8%
12/31/2011                        1.58                25                39              1.00%              2.4%
12/31/2010                        1.55                22                35              1.00%             12.5%
12/31/2009                        1.38                21                28              1.00%             41.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.75%              4.4%
12/31/2012                        1.83                 0                 0              0.75%             13.0%
12/31/2011                        1.62                 0                 0              0.75%              2.6%
12/31/2010                        1.57                 0                 0              0.75%             12.7%
12/31/2009                        1.40                 0                 0              0.75%             42.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96               225   $           439              0.50%              4.6%
12/31/2012                        1.87               211               394              0.50%             13.3%
12/31/2011                        1.65               191               315              0.50%              2.9%
12/31/2010                        1.60               150               240              0.50%             13.0%
12/31/2009                        1.42               117               166              0.50%             42.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              0.25%              4.9%
12/31/2012                        1.91                 0                 0              0.25%             13.6%
12/31/2011                        1.68                 0                 0              0.25%              3.1%
12/31/2010                        1.63                 0                 0              0.25%             13.3%
12/31/2009                        1.44                 0                 0              0.25%             42.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                87   $           179              0.00%              5.1%
12/31/2012                        1.96                83               163              0.00%             13.9%
12/31/2011                        1.72                63               109              0.00%              3.4%
12/31/2010                        1.66                40                66              0.00%             13.6%
12/31/2009                        1.46                17                26              0.00%             43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.2%
                2012               5.8%
                2011               7.0%
                2010               7.2%
                2009               7.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANZGI RETIREMENT 2020 A CLASS - 01900A569 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.25%              2.6%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%              2.9%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%              3.2%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%              3.4%
12/31/2012                        1.07                 0                 0              0.50%              6.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%              3.7%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.00%              3.9%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIMCO REAL RETURN R CLASS - 72200Q760

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,287,423   $     1,415,894           118,311
                                                                         ===============   ===============
Receivables: investments sold                                   10,455
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,297,878
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,297,878         1,200,747   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $     1,297,878         1,200,747
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,368
Mortality & expense charges                                                                        (15,913)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,545)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (34,685)
Realized gain distributions                                                                          7,231
Net change in unrealized appreciation (depreciation)                                              (124,848)
                                                                                           ---------------
Net gain (loss)                                                                                   (152,302)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (161,847)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,545)  $              6,154
Net realized gain (loss)                                                     (34,685)                15,499
Realized gain distributions                                                    7,231                 20,189
Net change in unrealized appreciation (depreciation)                        (124,848)                (2,758)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (161,847)                39,084
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,177,407              1,545,282
Cost of units redeemed                                                      (652,671)              (883,900)
Account charges                                                               (1,475)                  (150)
                                                                --------------------   --------------------
Increase (decrease)                                                          523,261                661,232
                                                                --------------------   --------------------
Net increase (decrease)                                                      361,414                700,316
Net assets, beginning                                                        936,464                236,148
                                                                --------------------   --------------------
Net assets, ending                                              $          1,297,878   $            936,464
                                                                ====================   ====================

Units sold                                                                 1,118,683              2,777,902
Units redeemed                                                              (691,085)            (2,213,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                      427,598                564,139
Units outstanding, beginning                                                 773,149                209,010
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,200,747                773,149
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,009,370
Cost of units redeemed/account charges                                                           (1,600,354)
Net investment income (loss)                                                                           (561)
Net realized gain (loss)                                                                            (16,104)
Realized gain distributions                                                                          33,998
Net change in unrealized appreciation (depreciation)                                               (128,471)
                                                                                       --------------------
Net assets                                                                             $          1,297,878
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08             1,201   $         1,298              1.25%            -10.8%
12/31/2012                        1.21               773               936              1.25%              7.2%
12/31/2011                        1.13               209               236              1.25%              9.5%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              1.00%            -10.5%
12/31/2012                        1.22                 0                 0              1.00%              7.5%
12/31/2011                        1.13                 0                 0              1.00%              9.8%
12/31/2010                        1.03                 0                 0              1.00%              3.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.75%            -10.3%
12/31/2012                        1.23                 0                 0              0.75%              7.7%
12/31/2011                        1.14                 0                 0              0.75%             10.0%
12/31/2010                        1.04                 0                 0              0.75%              3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.50%            -10.1%
12/31/2012                        1.24                 0                 0              0.50%              8.0%
12/31/2011                        1.14                 0                 0              0.50%             10.3%
12/31/2010                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%             -9.9%
12/31/2012                        1.24                 0                 0              0.25%              8.3%
12/31/2011                        1.15                 0                 0              0.25%             10.6%
12/31/2010                        1.04                 0                 0              0.25%              3.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             -9.6%
12/31/2012                        1.25                 0                 0              0.00%              8.6%
12/31/2011                        1.15                 0                 0              0.00%             10.9%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               2.2%
                2011               3.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANZGI RETIREMENT 2030 A CLASS - 01900A486 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.25%              6.2%
12/31/2012                        1.08                 0                 0              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%              6.5%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%              6.8%
12/31/2012                        1.08                 0                 0              0.75%              7.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%              7.0%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%              7.3%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%              7.6%
12/31/2012                        1.08                 0                 0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      PIMCO ALL ASSET R CLASS - 72201F789

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        50,054   $        49,550             4,232
                                                                         ===============   ===============
Receivables: investments sold                                      907
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        50,961
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        50,961            49,313   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $        50,961            49,313
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,397
Mortality & expense charges                                                                           (216)
                                                                                           ---------------
Net investment income (loss)                                                                         1,181
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                18
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   504
                                                                                           ---------------
Net gain (loss)                                                                                        522
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,703
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,181   $                 --
Net realized gain (loss)                                                          18                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             504                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,703                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      49,794                     --
Cost of units redeemed                                                          (536)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           49,258                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,961                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             50,961   $                 --
                                                                ====================   ====================

Units sold                                                                    49,836                     --
Units redeemed                                                                  (523)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       49,313                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     49,313                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             49,794
Cost of units redeemed/account charges                                                                 (536)
Net investment income (loss)                                                                          1,181
Net realized gain (loss)                                                                                 18
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    504
                                                                                       --------------------
Net assets                                                                             $             50,961
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                49   $            51              1.25%              3.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.50%              3.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.25%              3.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANZGI RETIREMENT 2040 A CLASS - 01900A411 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.21
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              1.25%             10.7%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              1.00%             11.0%
12/31/2012                        1.09                 0                 0              1.00%              9.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             11.8%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.00%             12.1%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                        PIMCO INCOME R CLASS - 72201F441

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       979,037   $       986,466            79,922
                                                                         ===============   ===============
Receivables: investments sold                                      808
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       979,845
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       979,845           931,257   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $       979,845           931,257
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,996
Mortality & expense charges                                                                         (4,937)
                                                                                           ---------------
Net investment income (loss)                                                                        14,059
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,291)
Realized gain distributions                                                                          1,391
Net change in unrealized appreciation (depreciation)                                                (7,429)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,329)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,730
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,059   $                 --
Net realized gain (loss)                                                      (3,291)                    --
Realized gain distributions                                                    1,391                     --
Net change in unrealized appreciation (depreciation)                          (7,429)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,730                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,077,898                     --
Cost of units redeemed                                                      (102,712)                    --
Account charges                                                                  (71)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          975,115                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      979,845                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            979,845   $                 --
                                                                ====================   ====================

Units sold                                                                 1,031,451                     --
Units redeemed                                                              (100,194)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      931,257                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    931,257                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,077,898
Cost of units redeemed/account charges                                                             (102,783)
Net investment income (loss)                                                                         14,059
Net realized gain (loss)                                                                             (3,291)
Realized gain distributions                                                                           1,391
Net change in unrealized appreciation (depreciation)                                                 (7,429)
                                                                                       --------------------
Net assets                                                                             $            979,845
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05               931   $           980              1.25%              2.9%
12/31/2012                        1.02                 0                 0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%              3.2%
12/31/2012                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%              3.5%
12/31/2012                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%              3.7%
12/31/2012                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.25%              4.0%
12/31/2012                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.00%              4.2%
12/31/2012                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 ALLIANZGI RETIREMENT 2050 A CLASS - 01900A338

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           157   $           156                 7
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           157
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           157               126   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $           157               126
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             4
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     1
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             5
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               1                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  5                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         152                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              152                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          157                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                157   $                 --
                                                                ====================   ====================

Units sold                                                                       126                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          126                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        126                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                152
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              4
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $                157
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              1.25%             13.0%
12/31/2012                        1.10                 0                 0              1.25%              9.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              1.00%             13.3%
12/31/2012                        1.10                 0                 0              1.00%             10.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             13.5%
12/31/2012                        1.10                 0                 0              0.75%             10.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             13.8%
12/31/2012                        1.10                 0                 0              0.50%             10.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%             14.1%
12/31/2012                        1.11                 0                 0              0.25%             10.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%             14.4%
12/31/2012                        1.11                 0                 0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               5.1%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.25%             -3.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              1.00%             -3.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.75%             -2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.50%             -2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.97                 0   $             0              0.25%             -2.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.98                 0   $             0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          ALLIANZGI RETIREMENT INCOME A CLASS - 01900A254 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.25%              1.5%
12/31/2012                        1.06                 0                 0              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%              1.7%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.75%              2.0%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.50%              2.2%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.25%              2.5%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.00%              2.7%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                ALLIANZGI NFJ MID-CAP VALUE R CLASS - 018918680

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       399,487   $       303,035            18,887
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,231)
                                                       ---------------
Net assets                                             $       396,256
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       396,256           207,887   $          1.91
Band 100                                                            --                --              1.96
Band 75                                                             --                --              2.01
Band 50                                                             --                --              2.06
Band 25                                                             --                --              2.11
Band 0                                                              --                --              2.17
                                                       ---------------   ---------------
 Total                                                 $       396,256           207,887
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,085
Mortality & expense charges                                                                         (4,226)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,141)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,583
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                72,468
                                                                                           ---------------
Net gain (loss)                                                                                     91,051
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        89,910
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,141)  $              2,520
Net realized gain (loss)                                                      18,583                 16,462
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          72,468                 12,896
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             89,910                 31,878
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,117                218,891
Cost of units redeemed                                                       (74,117)              (123,774)
Account charges                                                                  (20)                   (29)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,020)                95,088
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,890                126,966
Net assets, beginning                                                        322,366                195,400
                                                                --------------------   --------------------
Net assets, ending                                              $            396,256   $            322,366
                                                                ====================   ====================

Units sold                                                                    49,799                161,334
Units redeemed                                                               (61,807)               (92,790)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,008)                68,544
Units outstanding, beginning                                                 219,895                151,351
                                                                --------------------   --------------------
Units outstanding, ending                                                    207,887                219,895
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            677,717
Cost of units redeemed/account charges                                                             (399,435)
Net investment income (loss)                                                                          2,808
Net realized gain (loss)                                                                             11,898
Realized gain distributions                                                                           6,816
Net change in unrealized appreciation (depreciation)                                                 96,452
                                                                                       --------------------
Net assets                                                                             $            396,256
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91               208   $           396              1.25%             30.0%
12/31/2012                        1.47               220               322              1.25%             13.6%
12/31/2011                        1.29               151               195              1.25%             -2.7%
12/31/2010                        1.33                89               118              1.25%             18.6%
12/31/2009                        1.12                34                39              1.25%             31.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              1.00%             30.3%
12/31/2012                        1.50                 0                 0              1.00%             13.8%
12/31/2011                        1.32                 0                 0              1.00%             -2.4%
12/31/2010                        1.35                 0                 0              1.00%             18.9%
12/31/2009                        1.14                 0                 0              1.00%             32.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              0.75%             30.7%
12/31/2012                        1.54                 0                 0              0.75%             14.1%
12/31/2011                        1.35                 0                 0              0.75%             -2.2%
12/31/2010                        1.38                 0                 0              0.75%             19.2%
12/31/2009                        1.15                 0                 0              0.75%             32.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.50%             31.0%
12/31/2012                        1.57                 0                 0              0.50%             14.4%
12/31/2011                        1.37                 0                 0              0.50%             -1.9%
12/31/2010                        1.40                 0                 0              0.50%             19.5%
12/31/2009                        1.17                 0                 0              0.50%             32.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.25%             31.3%
12/31/2012                        1.61                 0                 0              0.25%             14.7%
12/31/2011                        1.40                 0                 0              0.25%             -1.7%
12/31/2010                        1.43                 0                 0              0.25%             19.8%
12/31/2009                        1.19                 0                 0              0.25%             33.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.17                 0   $             0              0.00%             31.7%
12/31/2012                        1.65                 0                 0              0.00%             15.0%
12/31/2011                        1.43                 0                 0              0.00%             -1.4%
12/31/2010                        1.45                 0                 0              0.00%             20.1%
12/31/2009                        1.21                 0                 0              0.00%             33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               2.3%
                2011               1.5%
                2010               1.8%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI NFJ SMALL CAP VALUE R CLASS - 018918755

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,013,124   $     9,405,247           350,200
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (15,241)
                                                       ---------------
Net assets                                             $    11,997,883
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,228,927         3,712,963   $          2.75
Band 100                                                        96,479            34,135              2.83
Band 75                                                             --                --              2.90
Band 50                                                        291,109            97,850              2.98
Band 25                                                             --                --              3.05
Band 0                                                       1,381,368           440,890              3.13
                                                       ---------------   ---------------
 Total                                                 $    11,997,883         4,285,838
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        91,480
Mortality & expense charges                                                                       (115,218)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,738)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           475,175
Realized gain distributions                                                                      1,161,981
Net change in unrealized appreciation (depreciation)                                             1,146,719
                                                                                           ---------------
Net gain (loss)                                                                                  2,783,875
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,760,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,738)  $            (15,797)
Net realized gain (loss)                                                     475,175                444,229
Realized gain distributions                                                1,161,981                544,432
Net change in unrealized appreciation (depreciation)                       1,146,719               (188,278)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,760,137                784,586
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,015,929              2,209,656
Cost of units redeemed                                                    (2,193,184)            (2,961,972)
Account charges                                                               (3,908)                (3,156)
                                                                --------------------   --------------------
Increase (decrease)                                                         (181,163)              (755,472)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,578,974                 29,114
Net assets, beginning                                                      9,418,909              9,389,795
                                                                --------------------   --------------------
Net assets, ending                                              $         11,997,883   $          9,418,909
                                                                ====================   ====================

Units sold                                                                   888,486              1,084,020
Units redeemed                                                              (964,941)            (1,466,993)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (76,455)              (382,973)
Units outstanding, beginning                                               4,362,293              4,745,266
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,285,838              4,362,293
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         32,790,580
Cost of units redeemed/account charges                                                          (27,414,502)
Net investment income (loss)                                                                        (32,526)
Net realized gain (loss)                                                                           (132,198)
Realized gain distributions                                                                       4,178,652
Net change in unrealized appreciation (depreciation)                                              2,607,877
                                                                                       --------------------
Net assets                                                                             $         11,997,883
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.75             3,713   $        10,229              1.25%             29.6%
12/31/2012                        2.13             3,734             7,938              1.25%              8.7%
12/31/2011                        1.96             4,163             8,141              1.25%              0.6%
12/31/2010                        1.94             3,965             7,709              1.25%             23.0%
12/31/2009                        1.58             3,197             5,053              1.25%             22.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.83                34   $            96              1.00%             29.9%
12/31/2012                        2.18                43                93              1.00%              9.0%
12/31/2011                        2.00                43                87              1.00%              0.8%
12/31/2010                        1.98                40                79              1.00%             23.3%
12/31/2009                        1.61                42                68              1.00%             22.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.90                 0   $             0              0.75%             30.3%
12/31/2012                        2.23                 0                 0              0.75%              9.2%
12/31/2011                        2.04                 0                 0              0.75%              1.1%
12/31/2010                        2.02                 0                 0              0.75%             23.6%
12/31/2009                        1.63                 0                 0              0.75%             22.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.98                98   $           291              0.50%             30.6%
12/31/2012                        2.28                83               190              0.50%              9.5%
12/31/2011                        2.08                68               141              0.50%              1.3%
12/31/2010                        2.05                61               126              0.50%             23.9%
12/31/2009                        1.66                 2                 4              0.50%             23.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.05                 0   $             0              0.25%             30.9%
12/31/2012                        2.33                 0                 0              0.25%              9.8%
12/31/2011                        2.12                 0                 0              0.25%              1.6%
12/31/2010                        2.09                 0                 0              0.25%             24.3%
12/31/2009                        1.68                 0                 0              0.25%             23.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.13               441   $         1,381              0.00%             31.2%
12/31/2012                        2.39               502             1,198              0.00%             10.1%
12/31/2011                        2.17               471             1,021              0.00%              1.8%
12/31/2010                        2.13               502             1,070              0.00%             24.6%
12/31/2009                        1.71               407               695              0.00%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               0.9%
                2011               1.3%
                2010               1.4%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                ALLIANZGI NFJ DIVIDEND VALUE R CLASS - 018918284

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,966,447   $     3,429,218            12,129
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,837)
                                                       ---------------
Net assets                                             $     4,956,610
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,690,068         3,903,732   $          1.20
Band 100                                                         5,243             4,286              1.22
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.29
Band 0                                                         261,299           198,794              1.31
                                                       ---------------   ---------------
 Total                                                 $     4,956,610         4,106,812
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        93,914
Mortality & expense charges                                                                        (55,785)
                                                                                           ---------------
Net investment income (loss)                                                                        38,129
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           417,741
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               662,238
                                                                                           ---------------
Net gain (loss)                                                                                  1,079,979
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,118,108
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,129   $             39,848
Net realized gain (loss)                                                     417,741                185,761
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         662,238                308,410
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,118,108                534,019
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      99,146                648,481
Cost of units redeemed                                                      (849,290)              (926,442)
Account charges                                                               (1,698)                (2,131)
                                                                --------------------   --------------------
Increase (decrease)                                                         (751,842)              (280,092)
                                                                --------------------   --------------------
Net increase (decrease)                                                      366,266                253,927
Net assets, beginning                                                      4,590,344              4,336,417
                                                                --------------------   --------------------
Net assets, ending                                              $          4,956,610   $          4,590,344
                                                                ====================   ====================

Units sold                                                                   899,717              1,033,297
Units redeemed                                                            (1,626,717)            (1,328,606)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (727,000)              (295,309)
Units outstanding, beginning                                               4,833,812              5,129,121
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,106,812              4,833,812
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,625,577
Cost of units redeemed/account charges                                                           (6,805,320)
Net investment income (loss)                                                                        299,711
Net realized gain (loss)                                                                            153,987
Realized gain distributions                                                                         145,426
Net change in unrealized appreciation (depreciation)                                              1,537,229
                                                                                       --------------------
Net assets                                                                             $          4,956,610
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20             3,904   $         4,690              1.25%             26.8%
12/31/2012                        0.95             4,706             4,460              1.25%             12.2%
12/31/2011                        0.84             5,034             4,251              1.25%              1.7%
12/31/2010                        0.83             5,109             4,244              1.25%             11.4%
12/31/2009                        0.75             4,346             3,242              1.25%             11.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 4   $             5              1.00%             27.1%
12/31/2012                        0.96                 4                 4              1.00%             12.5%
12/31/2011                        0.86                 6                 5              1.00%              1.9%
12/31/2010                        0.84                 4                 4              1.00%             11.6%
12/31/2009                        0.75                 4                 3              1.00%             11.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%             27.4%
12/31/2012                        0.98                 0                 0              0.75%             12.8%
12/31/2011                        0.87                 0                 0              0.75%              2.2%
12/31/2010                        0.85                 0                 0              0.75%             11.9%
12/31/2009                        0.76                 0                 0              0.75%             11.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.50%             27.7%
12/31/2012                        0.99                 0                 0              0.50%             13.1%
12/31/2011                        0.88                 0                 0              0.50%              2.4%
12/31/2010                        0.86                 0                 0              0.50%             12.2%
12/31/2009                        0.76                 0                 0              0.50%             12.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.25%             28.0%
12/31/2012                        1.01                 0                 0              0.25%             13.4%
12/31/2011                        0.89                 0                 0              0.25%              2.7%
12/31/2010                        0.87                 0                 0              0.25%             12.5%
12/31/2009                        0.77                 0                 0              0.25%             12.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31               199   $           261              0.00%             28.4%
12/31/2012                        1.02               124               127              0.00%             13.6%
12/31/2011                        0.90                89                80              0.00%              2.9%
12/31/2010                        0.88               199               174              0.00%             12.7%
12/31/2009                        0.78               257               199              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               2.2%
                2011               2.5%
                2010               3.0%
                2009               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANZGI LARGE CAP GROWTH R CLASS - 018919811 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.74
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.93
Band 0                                                              --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              1.25%             34.3%
12/31/2012                        1.30                 0                 0              1.25%              8.7%
12/31/2011                        1.19                 0                 0              1.25%             -6.4%
12/31/2010                        1.28                 0                 0              1.25%             10.0%
12/31/2009                        1.16                 0                 0              1.25%             36.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              1.00%             34.6%
12/31/2012                        1.33                 0                 0              1.00%              9.0%
12/31/2011                        1.22                 0                 0              1.00%             -6.2%
12/31/2010                        1.30                 0                 0              1.00%             10.2%
12/31/2009                        1.18                 0                 0              1.00%             36.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              0.75%             34.9%
12/31/2012                        1.36                 0                 0              0.75%              9.3%
12/31/2011                        1.24                 0                 0              0.75%             -6.0%
12/31/2010                        1.32                 0                 0              0.75%             10.5%
12/31/2009                        1.20                 0                 0              0.75%             37.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.50%             35.3%
12/31/2012                        1.39                 0                 0              0.50%              9.6%
12/31/2011                        1.27                 0                 0              0.50%             -5.7%
12/31/2010                        1.35                 0                 0              0.50%             10.8%
12/31/2009                        1.22                 0                 0              0.50%             37.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.25%             35.6%
12/31/2012                        1.42                 0                 0              0.25%              9.8%
12/31/2011                        1.30                 0                 0              0.25%             -5.5%
12/31/2010                        1.37                 0                 0              0.25%             11.1%
12/31/2009                        1.24                 0                 0              0.25%             37.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.00%             36.0%
12/31/2012                        1.46                 0                 0              0.00%             10.1%
12/31/2011                        1.32                 0                 0              0.00%             -5.3%
12/31/2010                        1.40                 0                 0              0.00%             11.3%
12/31/2009                        1.26                 0                 0              0.00%             38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND R CLASS - 723622502

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,023,461   $     1,049,414           105,706
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (223)
                                                       ---------------
Net assets                                             $     1,023,238
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,008,141           732,988   $          1.38
Band 100                                                        15,097            10,743              1.41
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $     1,023,238           743,731
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        41,218
Mortality & expense charges                                                                        (15,149)
                                                                                           ---------------
Net investment income (loss)                                                                        26,069
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,503
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (74,037)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,534)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (18,465)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,069   $             30,768
Net realized gain (loss)                                                      29,503                  9,469
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (74,037)                37,229
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,465)                77,466
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     180,030                436,242
Cost of units redeemed                                                      (442,799)              (334,987)
Account charges                                                                 (415)                  (676)
                                                                --------------------   --------------------
Increase (decrease)                                                         (263,184)               100,579
                                                                --------------------   --------------------
Net increase (decrease)                                                     (281,649)               178,045
Net assets, beginning                                                      1,304,887              1,126,842
                                                                --------------------   --------------------
Net assets, ending                                              $          1,023,238   $          1,304,887
                                                                ====================   ====================

Units sold                                                                   542,697                337,683
Units redeemed                                                              (736,767)              (264,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (194,070)                73,129
Units outstanding, beginning                                                 937,801                864,672
                                                                --------------------   --------------------
Units outstanding, ending                                                    743,731                937,801
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,379,462
Cost of units redeemed/account charges                                                           (2,578,593)
Net investment income (loss)                                                                        169,840
Net realized gain (loss)                                                                             66,105
Realized gain distributions                                                                          12,377
Net change in unrealized appreciation (depreciation)                                                (25,953)
                                                                                       --------------------
Net assets                                                                             $          1,023,238
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               733   $         1,008              1.25%             -1.1%
12/31/2012                        1.39               927             1,290              1.25%              6.7%
12/31/2011                        1.30               865             1,127              1.25%              3.4%
12/31/2010                        1.26               753               949              1.25%              7.7%
12/31/2009                        1.17               747               874              1.25%             15.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                11   $            15              1.00%             -0.9%
12/31/2012                        1.42                11                15              1.00%              7.0%
12/31/2011                        1.32                 0                 0              1.00%              3.7%
12/31/2010                        1.28                 0                 0              1.00%              8.0%
12/31/2009                        1.18                 0                 0              1.00%             16.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             -0.6%
12/31/2012                        1.45                 0                 0              0.75%              7.3%
12/31/2011                        1.35                 0                 0              0.75%              3.9%
12/31/2010                        1.30                 0                 0              0.75%              8.3%
12/31/2009                        1.20                 0                 0              0.75%             16.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             -0.4%
12/31/2012                        1.47                 0                 0              0.50%              7.6%
12/31/2011                        1.37                 0                 0              0.50%              4.2%
12/31/2010                        1.31                 0                 0              0.50%              8.6%
12/31/2009                        1.21                 0                 0              0.50%             16.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%             -0.1%
12/31/2012                        1.50                 0                 0              0.25%              7.8%
12/31/2011                        1.39                 0                 0              0.25%              4.4%
12/31/2010                        1.33                 0                 0              0.25%              8.8%
12/31/2009                        1.23                 0                 0              0.25%             17.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.00%              0.1%
12/31/2012                        1.53                 0                 0              0.00%              8.1%
12/31/2011                        1.42                 0                 0              0.00%              4.7%
12/31/2010                        1.35                 0                 0              0.00%              9.1%
12/31/2009                        1.24                 0                 0              0.00%             17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.5%
                2012               3.8%
                2011               4.0%
                2010               4.0%
                2009               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER FUND A CLASS - 723682100 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.25%             31.4%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             31.7%
12/31/2012                        1.05                 0                 0              1.00%              5.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             32.1%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.50%             32.4%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             32.7%
12/31/2012                        1.05                 0                 0              0.25%              5.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.00%             33.1%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND A CLASS - 723622106

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       347,407   $       350,221            36,310
                                                                         ===============   ===============
Receivables: investments sold                                    1,177
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       348,584
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        76,935            77,462   $          0.99
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                         271,649           269,692              1.01
                                                       ---------------   ---------------
 Total                                                 $       348,584           347,154
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,270
Mortality & expense charges                                                                           (260)
                                                                                           ---------------
Net investment income (loss)                                                                         3,010
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               223
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,814)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,591)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           419
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,010   $                 --
Net realized gain (loss)                                                         223                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,814)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                419                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     410,558                     --
Cost of units redeemed                                                       (62,349)                    --
Account charges                                                                  (44)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          348,165                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      348,584                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            348,584   $                 --
                                                                ====================   ====================

Units sold                                                                   409,994                     --
Units redeemed                                                               (62,840)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      347,154                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    347,154                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            410,558
Cost of units redeemed/account charges                                                              (62,393)
Net investment income (loss)                                                                          3,010
Net realized gain (loss)                                                                                223
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (2,814)
                                                                                       --------------------
Net assets                                                                             $            348,584
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.99                77   $            77              1.25%             -0.8%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.00%             -0.5%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.75%             -0.3%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%              0.0%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.25%              0.2%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01               270   $           272              0.00%              0.5%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           142   $           146                 5
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           142               101   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $           142               101
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             13
Net change in unrealized appreciation (depreciation)                                                    (4)
                                                                                           ---------------
Net gain (loss)                                                                                          9
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             9
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       13                     --
Net change in unrealized appreciation (depreciation)                              (4)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  9                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         133                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              133                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          142                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                142   $                 --
                                                                ====================   ====================

Units sold                                                                       101                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          101                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        101                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                133
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                     (4)
                                                                                       --------------------
Net assets                                                                             $                142
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.25%             31.3%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             31.6%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.75%             31.9%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             32.3%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             32.6%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             32.9%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                    2013                    0.0%
                    2012                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,489,319   $     2,404,748            71,813
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (38,320)
                                                       ---------------
Net assets                                             $     2,450,999
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,450,999         1,933,672   $          1.27
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $     2,450,999         1,933,672
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,206
Mortality & expense charges                                                                        (14,312)
                                                                                           ---------------
Net investment income (loss)                                                                        13,894
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,115
Realized gain distributions                                                                         80,525
Net change in unrealized appreciation (depreciation)                                                79,663
                                                                                           ---------------
Net gain (loss)                                                                                    178,303
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       192,197
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,894   $              2,157
Net realized gain (loss)                                                      18,115                    251
Realized gain distributions                                                   80,525                     --
Net change in unrealized appreciation (depreciation)                          79,663                  3,491
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            192,197                  5,899
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,300,817                130,318
Cost of units redeemed                                                      (135,913)               (56,085)
Account charges                                                                  (61)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,164,843                 74,219
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,357,040                 80,118
Net assets, beginning                                                         93,959                 13,841
                                                                --------------------   --------------------
Net assets, ending                                              $          2,450,999   $             93,959
                                                                ====================   ====================

Units sold                                                                 1,973,156                139,733
Units redeemed                                                              (133,841)               (60,447)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,839,315                 79,286
Units outstanding, beginning                                                  94,357                 15,071
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,933,672                 94,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,443,458
Cost of units redeemed/account charges                                                             (192,170)
Net investment income (loss)                                                                         16,189
Net realized gain (loss)                                                                             18,426
Realized gain distributions                                                                          80,525
Net change in unrealized appreciation (depreciation)                                                 84,571
                                                                                       --------------------
Net assets                                                                             $          2,450,999
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27             1,934   $         2,451              1.25%             27.3%
12/31/2012                        1.00                94                94              1.25%              8.4%
12/31/2011                        0.92                15                14              1.25%              5.1%
12/31/2010                        0.87                 8                 7              1.25%             17.7%
12/31/2009                        0.74                 3                 2              1.25%              9.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              1.00%             27.6%
12/31/2012                        1.01                 0                 0              1.00%              8.7%
12/31/2011                        0.93                 0                 0              1.00%              5.3%
12/31/2010                        0.88                 0                 0              1.00%             18.0%
12/31/2009                        0.75                 0                 0              1.00%             10.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.75%             27.9%
12/31/2012                        1.02                 0                 0              0.75%              9.0%
12/31/2011                        0.94                 0                 0              0.75%              5.6%
12/31/2010                        0.89                 0                 0              0.75%             18.3%
12/31/2009                        0.75                 0                 0              0.75%             10.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%             28.2%
12/31/2012                        1.03                 0                 0              0.50%              9.2%
12/31/2011                        0.95                 0                 0              0.50%              5.9%
12/31/2010                        0.89                 0                 0              0.50%             18.6%
12/31/2009                        0.75                 0                 0              0.50%             10.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              9.5%
12/31/2011                        0.96                 0                 0              0.25%              6.1%
12/31/2010                        0.90                 0                 0              0.25%             18.9%
12/31/2009                        0.76                 0                 0              0.25%             10.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.00%             28.9%
12/31/2012                        1.06                 0                 0              0.00%              9.8%
12/31/2011                        0.97                 0                 0              0.00%              6.4%
12/31/2010                        0.91                 0                 0              0.00%             19.2%
12/31/2009                        0.76                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               5.9%
                2011               2.0%
                2010               1.7%
                2009               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND R CLASS - 72375Q504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       246,001   $       206,700             9,854
                                                                         ===============   ===============
Receivables: investments sold                                    4,308
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       250,309
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       250,309           167,819   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $       250,309           167,819
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            80
Mortality & expense charges                                                                         (2,595)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,515)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,282
Realized gain distributions                                                                         24,719
Net change in unrealized appreciation (depreciation)                                                28,261
                                                                                           ---------------
Net gain (loss)                                                                                     57,262
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        54,747
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,515)  $             (3,822)
Net realized gain (loss)                                                       4,282                 20,961
Realized gain distributions                                                   24,719                     --
Net change in unrealized appreciation (depreciation)                          28,261                 12,772
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             54,747                 29,911
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      49,214                 69,640
Cost of units redeemed                                                       (19,939)              (327,762)
Account charges                                                                   (6)                   (23)
                                                                --------------------   --------------------
Increase (decrease)                                                           29,269               (258,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,016               (228,234)
Net assets, beginning                                                        166,293                394,527
                                                                --------------------   --------------------
Net assets, ending                                              $            250,309   $            166,293
                                                                ====================   ====================

Units sold                                                                    37,289                 63,296
Units redeemed                                                               (15,272)              (294,993)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,017               (231,697)
Units outstanding, beginning                                                 145,802                377,499
                                                                --------------------   --------------------
Units outstanding, ending                                                    167,819                145,802
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,141,836
Cost of units redeemed/account charges                                                           (1,976,261)
Net investment income (loss)                                                                        (40,975)
Net realized gain (loss)                                                                            (97,511)
Realized gain distributions                                                                         183,919
Net change in unrealized appreciation (depreciation)                                                 39,301
                                                                                       --------------------
Net assets                                                                             $            250,309
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               168   $           250              1.25%             30.8%
12/31/2012                        1.14               146               166              1.25%              9.1%
12/31/2011                        1.05               377               395              1.25%             -7.5%
12/31/2010                        1.13               749               846              1.25%             15.9%
12/31/2009                        0.97               937               913              1.25%             22.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              1.00%             31.1%
12/31/2012                        1.16                 0                 0              1.00%              9.4%
12/31/2011                        1.06                 0                 0              1.00%             -7.2%
12/31/2010                        1.15                 0                 0              1.00%             16.2%
12/31/2009                        0.99                 0                 0              1.00%             23.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.75%             31.4%
12/31/2012                        1.18                 0                 0              0.75%              9.7%
12/31/2011                        1.08                 0                 0              0.75%             -7.0%
12/31/2010                        1.16                 0                 0              0.75%             16.5%
12/31/2009                        1.00                 0                 0              0.75%             23.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.50%             31.8%
12/31/2012                        1.21                 0                 0              0.50%             10.0%
12/31/2011                        1.10                 0                 0              0.50%             -6.8%
12/31/2010                        1.18                 0                 0              0.50%             16.8%
12/31/2009                        1.01                 0                 0              0.50%             23.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             32.1%
12/31/2012                        1.23                 0                 0              0.25%             10.2%
12/31/2011                        1.12                 0                 0              0.25%             -6.5%
12/31/2010                        1.19                 0                 0              0.25%             17.1%
12/31/2009                        1.02                 0                 0              0.25%             24.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.00%             32.4%
12/31/2012                        1.25                 0                 0              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%             -6.3%
12/31/2010                        1.21                 0                 0              0.00%             17.4%
12/31/2009                        1.03                 0                 0              0.00%             24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.4%
                2011               0.4%
                2010               0.2%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER EMERGING MARKETS A CLASS - 723661104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       112,211   $       113,444             4,718
                                                                         ===============   ===============
Receivables: investments sold                                      554
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       112,765
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       112,765           112,529   $          1.00
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       112,765           112,529
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           388
Mortality & expense charges                                                                         (1,392)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,004)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,497)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,934
                                                                                           ---------------
Net gain (loss)                                                                                     (3,563)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (4,567)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,004)  $             (2,437)
Net realized gain (loss)                                                      (8,497)               (54,576)
Realized gain distributions                                                       --                    629
Net change in unrealized appreciation (depreciation)                           4,934                 95,586
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,567)                39,202
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,145                 53,044
Cost of units redeemed                                                       (37,155)              (577,029)
Account charges                                                                  (65)                  (368)
                                                                --------------------   --------------------
Increase (decrease)                                                          (32,075)              (524,353)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,642)              (485,151)
Net assets, beginning                                                        149,407                634,558
                                                                --------------------   --------------------
Net assets, ending                                              $            112,765   $            149,407
                                                                ====================   ====================

Units sold                                                                    23,198                 55,457
Units redeemed                                                               (53,465)              (584,445)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,267)              (528,988)
Units outstanding, beginning                                                 142,796                671,784
                                                                --------------------   --------------------
Units outstanding, ending                                                    112,529                142,796
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,854,366
Cost of units redeemed/account charges                                                           (1,714,424)
Net investment income (loss)                                                                        (32,475)
Net realized gain (loss)                                                                            (60,437)
Realized gain distributions                                                                          66,968
Net change in unrealized appreciation (depreciation)                                                 (1,233)
                                                                                       --------------------
Net assets                                                                             $            112,765
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/24/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00               113   $           113              1.25%             -3.4%
12/31/2012                        1.04               128               132              1.25%              9.9%
12/31/2011                        0.94               661               623              1.25%            -25.2%
12/31/2010                        1.26               827             1,043              1.25%             14.7%
12/31/2009                        1.10               678               745              1.25%             71.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%             -3.2%
12/31/2012                        1.05                 0                 0              1.00%             10.2%
12/31/2011                        0.96                 0                 0              1.00%            -25.0%
12/31/2010                        1.27                 0                 0              1.00%             15.0%
12/31/2009                        1.11                 0                 0              1.00%             71.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%             -2.9%
12/31/2012                        1.07                 0                 0              0.75%             10.5%
12/31/2011                        0.97                 0                 0              0.75%            -24.8%
12/31/2010                        1.29                 0                 0              0.75%             15.3%
12/31/2009                        1.12                 0                 0              0.75%             72.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%             -2.7%
12/31/2012                        1.09                 0                 0              0.50%             10.8%
12/31/2011                        0.98                 0                 0              0.50%            -24.6%
12/31/2010                        1.30                 0                 0              0.50%             15.6%
12/31/2009                        1.13                 0                 0              0.50%             72.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             -2.4%
12/31/2012                        1.10                 0                 0              0.25%             11.1%
12/31/2011                        0.99                 0                 0              0.25%            -24.4%
12/31/2010                        1.32                 0                 0              0.25%             15.9%
12/31/2009                        1.13                 0                 0              0.25%             73.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             -2.2%
12/31/2012                        1.12                15                17              0.00%             11.3%
12/31/2011                        1.01                11                11              0.00%            -24.2%
12/31/2010                        1.33                50                67              0.00%             16.2%
12/31/2009                        1.14                50                57              0.00%             73.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND R CLASS - 72366V504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       189,675   $       176,034             5,497
                                                                         ===============   ===============
Receivables: investments sold                                       57
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       189,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       189,732           152,143   $          1.25
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.33
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $       189,732           152,143
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        19,317
Mortality & expense charges                                                                        (14,806)
                                                                                           ---------------
Net investment income (loss)                                                                         4,511
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           629,797
Realized gain distributions                                                                          5,961
Net change in unrealized appreciation (depreciation)                                              (287,355)
                                                                                           ---------------
Net gain (loss)                                                                                    348,403
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       352,914
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,511   $             38,863
Net realized gain (loss)                                                     629,797                 51,635
Realized gain distributions                                                    5,961                     --
Net change in unrealized appreciation (depreciation)                        (287,355)                47,496
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            352,914                137,994
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     306,306                431,535
Cost of units redeemed                                                    (2,331,109)              (281,559)
Account charges                                                                 (113)                  (168)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,024,916)               149,808
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,672,002)               287,802
Net assets, beginning                                                      1,861,734              1,573,932
                                                                --------------------   --------------------
Net assets, ending                                              $            189,732   $          1,861,734
                                                                ====================   ====================
Units sold                                                                   283,257                455,717
Units redeemed                                                            (2,020,183)              (294,440)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,736,926)               161,277
Units outstanding, beginning                                               1,889,069              1,727,792
                                                                --------------------   --------------------
Units outstanding, ending                                                    152,143              1,889,069
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,227,961
Cost of units redeemed/account charges                                                           (2,846,996)
Net investment income (loss)                                                                         57,858
Net realized gain (loss)                                                                            731,307
Realized gain distributions                                                                           5,961
Net change in unrealized appreciation (depreciation)                                                 13,641
                                                                                       --------------------
Net assets                                                                             $            189,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25               152   $           190              1.25%             26.8%
12/31/2012                        0.98             1,820             1,789              1.25%              8.2%
12/31/2011                        0.91             1,656             1,506              1.25%              4.8%
12/31/2010                        0.87             1,263             1,096              1.25%             17.4%
12/31/2009                        0.74               807               597              1.25%              9.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              1.00%             27.2%
12/31/2012                        1.00                 0                 0              1.00%              8.4%
12/31/2011                        0.92                 0                 0              1.00%              5.0%
12/31/2010                        0.87                 0                 0              1.00%             17.6%
12/31/2009                        0.74                 0                 0              1.00%              9.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.75%             27.5%
12/31/2012                        1.01                 0                 0              0.75%              8.7%
12/31/2011                        0.93                 0                 0              0.75%              5.3%
12/31/2010                        0.88                 0                 0              0.75%             17.9%
12/31/2009                        0.75                 0                 0              0.75%             10.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.50%             27.8%
12/31/2012                        1.02                 0                 0              0.50%              9.0%
12/31/2011                        0.94                 0                 0              0.50%              5.5%
12/31/2010                        0.89                 0                 0              0.50%             18.2%
12/31/2009                        0.75                 0                 0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.25%             28.1%
12/31/2012                        1.03                 0                 0              0.25%              9.3%
12/31/2011                        0.95                 0                 0              0.25%              5.8%
12/31/2010                        0.90                 0                 0              0.25%             18.5%
12/31/2009                        0.76                 0                 0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             28.4%
12/31/2012                        1.05                69                72              0.00%              9.5%
12/31/2011                        0.96                71                68              0.00%              6.1%
12/31/2010                        0.90                63                57              0.00%             18.8%
12/31/2009                        0.76                68                51              0.00%             10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               3.5%
                2011               1.8%
                2010               1.4%
                2009               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIONEER HIGH YIELD FUND R CLASS - 72369B505

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       730,474   $       710,526            60,822
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,217)
                                                       ---------------
Net assets                                             $       729,257
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       617,317           363,813   $          1.70
Band 100                                                       111,940            64,564              1.73
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.89
                                                       ---------------   ---------------
 Total                                                 $       729,257           428,377
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        43,676
Mortality & expense charges                                                                        (11,252)
                                                                                           ---------------
Net investment income (loss)                                                                        32,424
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           143,711
Realized gain distributions                                                                         25,297
Net change in unrealized appreciation (depreciation)                                               (99,256)
                                                                                           ---------------
Net gain (loss)                                                                                     69,752
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       102,176
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             32,424   $             42,168
Net realized gain (loss)                                                     143,711                 52,069
Realized gain distributions                                                   25,297                     --
Net change in unrealized appreciation (depreciation)                         (99,256)                52,437
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            102,176                146,674
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     360,251                212,288
Cost of units redeemed                                                      (876,287)              (473,553)
Account charges                                                                 (480)                  (486)
                                                                --------------------   --------------------
Increase (decrease)                                                         (516,516)              (261,751)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (414,340)              (115,077)
Net assets, beginning                                                      1,143,597              1,258,674
                                                                --------------------   --------------------
Net assets, ending                                              $            729,257   $          1,143,597
                                                                ====================   ====================

Units sold                                                                   220,151                207,173
Units redeemed                                                              (530,430)              (388,270)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (310,279)              (181,097)
Units outstanding, beginning                                                 738,656                919,753
                                                                --------------------   --------------------
Units outstanding, ending                                                    428,377                738,656
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,674,395
Cost of units redeemed/account charges                                                           (2,476,556)
Net investment income (loss)                                                                        256,239
Net realized gain (loss)                                                                            191,243
Realized gain distributions                                                                          63,988
Net change in unrealized appreciation (depreciation)                                                 19,948
                                                                                       --------------------
Net assets                                                                             $            729,257
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70               364   $           617              1.25%             10.5%
12/31/2012                        1.54               586               900              1.25%             13.2%
12/31/2011                        1.36               718               975              1.25%             -3.1%
12/31/2010                        1.40               664               930              1.25%             15.9%
12/31/2009                        1.21               733               886              1.25%             59.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                65   $           112              1.00%             10.7%
12/31/2012                        1.57                79               124              1.00%             13.5%
12/31/2011                        1.38                79               109              1.00%             -2.9%
12/31/2010                        1.42                72               103              1.00%             16.2%
12/31/2009                        1.22                66                80              1.00%             60.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.75%             11.0%
12/31/2012                        1.60                 0                 0              0.75%             13.7%
12/31/2011                        1.40                 0                 0              0.75%             -2.6%
12/31/2010                        1.44                 0                 0              0.75%             16.5%
12/31/2009                        1.24                 0                 0              0.75%             60.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.50%             11.3%
12/31/2012                        1.63                73               119              0.50%             14.0%
12/31/2011                        1.43               123               175              0.50%             -2.4%
12/31/2010                        1.46               140               205              0.50%             16.8%
12/31/2009                        1.25               152               190              0.50%             60.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              0.25%             11.6%
12/31/2012                        1.66                 0                 0              0.25%             14.3%
12/31/2011                        1.45                 0                 0              0.25%             -2.2%
12/31/2010                        1.48                 0                 0              0.25%             17.1%
12/31/2009                        1.27                 0                 0              0.25%             61.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.00%             11.9%
12/31/2012                        1.69                 0                 0              0.00%             14.6%
12/31/2011                        1.47                 0                 0              0.00%             -1.9%
12/31/2010                        1.50                 0                 0              0.00%             17.4%
12/31/2009                        1.28                 0                 0              0.00%             61.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.7%
                2012               4.6%
                2011               4.9%
                2010               5.0%
                2009               6.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER STRATEGIC INCOME A CLASS - 723884102

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,154,041   $     1,195,135           109,314
                                                                         ===============   ===============
Receivables: investments sold                                   27,645
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,181,686
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,181,686         1,082,068   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $     1,181,686         1,082,068
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        35,578
Mortality & expense charges                                                                        (10,448)
                                                                                           ---------------
Net investment income (loss)                                                                        25,130
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,662
Realized gain distributions                                                                         14,904
Net change in unrealized appreciation (depreciation)                                               (46,680)
                                                                                           ---------------
Net gain (loss)                                                                                    (30,114)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (4,984)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,130   $              4,294
Net realized gain (loss)                                                       1,662                    329
Realized gain distributions                                                   14,904                     --
Net change in unrealized appreciation (depreciation)                         (46,680)                 5,603
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,984)                10,226
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,094,633                639,601
Cost of units redeemed                                                      (317,040)              (240,929)
Account charges                                                               (1,055)                  (155)
                                                                --------------------   --------------------
Increase (decrease)                                                          776,538                398,517
                                                                --------------------   --------------------
Net increase (decrease)                                                      771,554                408,743
Net assets, beginning                                                        410,132                  1,389
                                                                --------------------   --------------------
Net assets, ending                                              $          1,181,686   $            410,132
                                                                ====================   ====================

Units sold                                                                 1,078,085                697,509
Units redeemed                                                              (372,483)              (322,444)
                                                                --------------------   --------------------
Net increase (decrease)                                                      705,602                375,065
Units outstanding, beginning                                                 376,466                  1,401
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,082,068                376,466
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,736,777
Cost of units redeemed/account charges                                                             (560,345)
Net investment income (loss)                                                                         29,437
Net realized gain (loss)                                                                              1,996
Realized gain distributions                                                                          14,915
Net change in unrealized appreciation (depreciation)                                                (41,094)
                                                                                       --------------------
Net assets                                                                             $          1,181,686
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09             1,082   $         1,182              1.25%              0.2%
12/31/2012                        1.09               376               410              1.25%              9.9%
12/31/2011                        0.99                 1                 1              1.25%             -0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%              0.5%
12/31/2012                        1.09                 0                 0              1.00%             10.1%
12/31/2011                        0.99                 0                 0              1.00%             -0.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%              0.7%
12/31/2012                        1.10                 0                 0              0.75%             10.4%
12/31/2011                        0.99                 0                 0              0.75%             -0.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.50%              1.0%
12/31/2012                        1.10                 0                 0              0.50%             10.7%
12/31/2011                        1.00                 0                 0              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.25%              1.2%
12/31/2012                        1.11                 0                 0              0.25%             11.0%
12/31/2011                        1.00                 0                 0              0.25%             -0.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%              1.5%
12/31/2012                        1.11                 0                 0              0.00%             11.3%
12/31/2011                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.5%
                2012               2.8%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  AUL AMERICAN UNIT TRUST
                PIONEER OAK RIDGE LARGE CAP GROWTH FUND R CLASS - 72387T702

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        37,194   $        30,960             2,162
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (79)
                                                       ---------------
Net assets                                             $        37,115
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        37,115            26,696   $          1.39
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $        37,115            26,696
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (324)
                                                                                           ---------------
Net investment income (loss)                                                                          (324)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,149
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,844
                                                                                           ---------------
Net gain (loss)                                                                                      6,993
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,669
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (324)  $               (146)
Net realized gain (loss)                                                       1,149                  1,087
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,844                    112
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,669                  1,053
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,527                  7,657
Cost of units redeemed                                                        (4,236)                (8,411)
Account charges                                                                   --                     (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,291                   (759)
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,960                    294
Net assets, beginning                                                          7,155                  6,861
                                                                --------------------   --------------------
Net assets, ending                                              $             37,115   $              7,155
                                                                ====================   ====================

Units sold                                                                    24,076                  7,565
Units redeemed                                                                (4,141)                (7,949)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,935                   (384)
Units outstanding, beginning                                                   6,761                  7,145
                                                                --------------------   --------------------
Units outstanding, ending                                                     26,696                  6,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             49,133
Cost of units redeemed/account charges                                                              (19,947)
Net investment income (loss)                                                                           (672)
Net realized gain (loss)                                                                              2,339
Realized gain distributions                                                                              28
Net change in unrealized appreciation (depreciation)                                                  6,234
                                                                                       --------------------
Net assets                                                                             $             37,115
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                27   $            37              1.25%             31.4%
12/31/2012                        1.06                 7                 7              1.25%             10.2%
12/31/2011                        0.96                 7                 7              1.25%             -3.0%
12/31/2010                        0.99                 8                 8              1.25%              6.2%
12/31/2009                        0.93                 6                 5              1.25%             31.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             31.7%
12/31/2012                        1.08                 0                 0              1.00%             10.5%
12/31/2011                        0.98                 0                 0              1.00%             -2.8%
12/31/2010                        1.00                 0                 0              1.00%              6.4%
12/31/2009                        0.94                 0                 0              1.00%             31.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.75%             32.0%
12/31/2012                        1.10                 0                 0              0.75%             10.8%
12/31/2011                        0.99                 0                 0              0.75%             -2.5%
12/31/2010                        1.02                 0                 0              0.75%              6.7%
12/31/2009                        0.95                 0                 0              0.75%             32.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             32.4%
12/31/2012                        1.12                 0                 0              0.50%             11.0%
12/31/2011                        1.01                 0                 0              0.50%             -2.3%
12/31/2010                        1.03                 0                 0              0.50%              7.0%
12/31/2009                        0.97                 0                 0              0.50%             32.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%             32.7%
12/31/2012                        1.14                 0                 0              0.25%             11.3%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%
12/31/2010                        1.05                 0                 0              0.25%              7.2%
12/31/2009                        0.98                 0                 0              0.25%             32.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             33.0%
12/31/2012                        1.16                 0                 0              0.00%             11.6%
12/31/2011                        1.04                 0                 0              0.00%             -1.8%
12/31/2010                        1.06                 0                 0              0.00%              7.5%
12/31/2009                        0.99                 0                 0              0.00%             33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER STRATEGIC INCOME Z CLASS - 723884607

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       373,821   $       381,357            34,803
                                                                         ===============   ===============
Receivables: investments sold                                    2,060
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       375,881
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       375,881           342,152   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       375,881           342,152
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        15,965
Mortality & expense charges                                                                         (4,411)
                                                                                           ---------------
Net investment income (loss)                                                                        11,554
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,528
Realized gain distributions                                                                          5,368
Net change in unrealized appreciation (depreciation)                                               (18,801)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,905)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           649
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,554   $             10,533
Net realized gain (loss)                                                       2,528                    136
Realized gain distributions                                                    5,368                     --
Net change in unrealized appreciation (depreciation)                         (18,801)                11,265
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                649                 21,934
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     110,169                338,627
Cost of units redeemed                                                       (85,260)               (10,238)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           24,909                328,389
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,558                350,323
Net assets, beginning                                                        350,323                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            375,881   $            350,323
                                                                ====================   ====================

Units sold                                                                   191,160                331,137
Units redeemed                                                              (169,392)               (10,753)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,768                320,384
Units outstanding, beginning                                                 320,384                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    342,152                320,384
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            448,796
Cost of units redeemed/account charges                                                              (95,498)
Net investment income (loss)                                                                         22,087
Net realized gain (loss)                                                                              2,664
Realized gain distributions                                                                           5,368
Net change in unrealized appreciation (depreciation)                                                 (7,536)
                                                                                       --------------------
Net assets                                                                             $            375,881
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10               342   $           376              1.25%              0.5%
12/31/2012                        1.09               320               350              1.25%             10.1%
12/31/2011                        0.99                 0                 0              1.25%             -0.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              1.00%              0.7%
12/31/2012                        1.10                 0                 0              1.00%             10.4%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%              1.0%
12/31/2012                        1.10                 0                 0              0.75%             10.7%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.50%              1.2%
12/31/2012                        1.11                 0                 0              0.50%             11.0%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%              1.5%
12/31/2012                        1.11                 0                 0              0.25%             11.2%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%              1.7%
12/31/2012                        1.11                 0                 0              0.00%             11.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          4.4%
      2012          8.1%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIONEER HIGH YIELD FUND A CLASS - 72369B109

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       673,764   $       680,596            64,052
                                                                         ===============   ===============
Receivables: investments sold                                    9,678
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       683,442
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       546,498           475,865   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                        136,944           118,242              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       683,442           594,107
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,055
Mortality & expense charges                                                                         (2,752)
                                                                                           ---------------
Net investment income (loss)                                                                         9,303
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                26
Realized gain distributions                                                                         18,497
Net change in unrealized appreciation (depreciation)                                                (6,832)
                                                                                           ---------------
Net gain (loss)                                                                                     11,691
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        20,994
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,303   $                 --
Net realized gain (loss)                                                          26                     --
Realized gain distributions                                                   18,497                     --
Net change in unrealized appreciation (depreciation)                          (6,832)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,994                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     679,338                     --
Cost of units redeemed                                                       (16,873)                    --
Account charges                                                                  (17)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          662,448                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      683,442                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            683,442   $                 --
                                                                ====================   ====================

Units sold                                                                   609,821                     --
Units redeemed                                                               (15,714)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      594,107                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    594,107                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            679,338
Cost of units redeemed/account charges                                                              (16,890)
Net investment income (loss)                                                                          9,303
Net realized gain (loss)                                                                                 26
Realized gain distributions                                                                          18,497
Net change in unrealized appreciation (depreciation)                                                 (6,832)
                                                                                       --------------------
Net assets                                                                             $            683,442
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15               476   $           546              1.25%             10.9%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.00%             11.2%
12/31/2012                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%             11.5%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16               118   $           137              0.50%             11.8%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%             12.0%
12/31/2012                        1.04                 0                 0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%             12.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                        ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER FUNDAMENTAL GROWTH A CLASS - 723695102

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,232,530   $     1,082,667            73,535
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (78)
                                                       ---------------
Net assets                                             $     1,232,452
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,232,452           891,834   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $     1,232,452           891,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,439
Mortality & expense charges                                                                        (10,022)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,583)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,920
Realized gain distributions                                                                         45,865
Net change in unrealized appreciation (depreciation)                                               149,135
                                                                                           ---------------
Net gain (loss)                                                                                    219,920
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       214,337
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,583)  $              1,583
Net realized gain (loss)                                                      24,920                   (522)
Realized gain distributions                                                   45,865                    233
Net change in unrealized appreciation (depreciation)                         149,135                    728
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            214,337                  2,022
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     677,075              1,032,163
Cost of units redeemed                                                      (156,409)              (536,138)
Account charges                                                                 (442)                  (156)
                                                                --------------------   --------------------
Increase (decrease)                                                          520,224                495,869
                                                                --------------------   --------------------
Net increase (decrease)                                                      734,561                497,891
Net assets, beginning                                                        497,891                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,232,452   $            497,891
                                                                ====================   ====================

Units sold                                                                   544,372                982,404
Units redeemed                                                              (124,785)              (510,157)
                                                                --------------------   --------------------
Net increase (decrease)                                                      419,587                472,247
Units outstanding, beginning                                                 472,247                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    891,834                472,247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,709,238
Cost of units redeemed/account charges                                                             (693,145)
Net investment income (loss)                                                                         (4,000)
Net realized gain (loss)                                                                             24,398
Realized gain distributions                                                                          46,098
Net change in unrealized appreciation (depreciation)                                                149,863
                                                                                       --------------------
Net assets                                                                             $          1,232,452
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               892   $         1,232              1.25%             31.1%
12/31/2012                        1.05               472               498              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             31.4%
12/31/2012                        1.06                 0                 0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             31.7%
12/31/2012                        1.06                 0                 0              0.75%              5.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             32.1%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             32.4%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.00%             32.7%
12/31/2012                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.5%
      2012          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.01               0   $           0            1.25%             1.1%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.01               0   $           0            1.00%             1.2%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.01               0   $           0            0.75%             1.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.01               0   $           0            0.50%             1.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.02               0   $           0            0.25%             1.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.02               0   $           0            0.00%             1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIONEER OAK RIDGE SMALL CAP GROWTH A CLASS - 72387T108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       284,493   $       246,916             7,225
                                                                         ===============   ===============
Receivables: investments sold                                      124
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       284,617
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       284,617           192,577   $          1.48
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $       284,617           192,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,732)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,732)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,333
Realized gain distributions                                                                         15,099
Net change in unrealized appreciation (depreciation)                                                37,569
                                                                                           ---------------
Net gain (loss)                                                                                     67,001
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        64,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,732)  $                 --
Net realized gain (loss)                                                      14,333                     --
Realized gain distributions                                                   15,099                     --
Net change in unrealized appreciation (depreciation)                          37,569                      8
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,269                      8
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     326,853                    609
Cost of units redeemed                                                      (106,441)                    --
Account charges                                                                 (681)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          219,731                    609
                                                                --------------------   --------------------
Net increase (decrease)                                                      284,000                    617
Net assets, beginning                                                            617                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            284,617   $                617
                                                                ====================   ====================

Units sold                                                                   357,988                    573
Units redeemed                                                              (165,984)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      192,004                    573
Units outstanding, beginning                                                     573                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,577                    573
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            327,462
Cost of units redeemed/account charges                                                             (107,122)
Net investment income (loss)                                                                         (2,732)
Net realized gain (loss)                                                                             14,333
Realized gain distributions                                                                          15,099
Net change in unrealized appreciation (depreciation)                                                 37,577
                                                                                       --------------------
Net assets                                                                             $            284,617
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48             193   $         285            1.25%            37.3%
12/31/2012                      1.08               1               1            1.25%             7.7%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.48               0   $           0            1.00%            37.6%
12/31/2012                      1.08               0               0            1.00%             7.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.49               0   $           0            0.75%            37.9%
12/31/2012                      1.08               0               0            0.75%             8.0%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            0.50%            38.3%
12/31/2012                      1.08               0               0            0.50%             8.2%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            0.25%            38.6%
12/31/2012                      1.08               0               0            0.25%             8.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.51               0   $           0            0.00%            39.0%
12/31/2012                      1.08               0               0            0.00%             8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,919,435   $     1,539,136            73,148
                                                                         ===============   ===============
Receivables: investments sold                                      706
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,920,141
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,920,141         1,053,562   $          1.82
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.25
                                                       ---------------   ---------------
 Total                                                 $     1,920,141         1,053,562
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        22,681
Mortality & expense charges                                                                        (22,825)
                                                                                           ---------------
Net investment income (loss)                                                                          (144)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,659
Realized gain distributions                                                                         81,539
Net change in unrealized appreciation (depreciation)                                               374,427
                                                                                           ---------------
Net gain (loss)                                                                                    498,625
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       498,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (144)  $              5,222
Net realized gain (loss)                                                      42,659                  9,819
Realized gain distributions                                                   81,539                 59,393
Net change in unrealized appreciation (depreciation)                         374,427                102,512
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            498,481                176,946
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     127,822                 79,261
Cost of units redeemed                                                      (388,367)              (611,816)
Account charges                                                                 (459)                  (449)
                                                                --------------------   --------------------
Increase (decrease)                                                         (261,004)              (533,004)
                                                                --------------------   --------------------
Net increase (decrease)                                                      237,477               (356,058)
Net assets, beginning                                                      1,682,664              2,038,722
                                                                --------------------   --------------------
Net assets, ending                                              $          1,920,141   $          1,682,664
                                                                ====================   ====================

Units sold                                                                    81,245                112,871
Units redeemed                                                              (242,967)              (500,622)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (161,722)              (387,751)
Units outstanding, beginning                                               1,215,284              1,603,035
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,053,562              1,215,284
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         20,426,934
Cost of units redeemed/account charges                                                          (19,243,402)
Net investment income (loss)                                                                        376,412
Net realized gain (loss)                                                                           (587,015)
Realized gain distributions                                                                         566,913
Net change in unrealized appreciation (depreciation)                                                380,299
                                                                                       --------------------
Net assets                                                                             $          1,920,141
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.82           1,054   $       1,920            1.25%            31.6%
12/31/2012                      1.38           1,215           1,683            1.25%             8.9%
12/31/2011                      1.27           1,603           2,039            1.25%            -5.5%
12/31/2010                      1.35           3,266           4,395            1.25%            14.6%
12/31/2009                      1.17           3,365           3,951            1.25%            23.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.87               0   $           0            1.00%            32.0%
12/31/2012                      1.42               0               0            1.00%             9.1%
12/31/2011                      1.30               0               0            1.00%            -5.3%
12/31/2010                      1.37               0               0            1.00%            14.9%
12/31/2009                      1.19               0               0            1.00%            24.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.92               0   $           0            0.75%            32.3%
12/31/2012                      1.45               0               0            0.75%             9.4%
12/31/2011                      1.33               0               0            0.75%            -5.0%
12/31/2010                      1.40               0               0            0.75%            15.2%
12/31/2009                      1.21               0               0            0.75%            24.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.97               0   $           0            0.50%            32.6%
12/31/2012                      1.48               0               0            0.50%             9.7%
12/31/2011                      1.35               0               0            0.50%            -4.8%
12/31/2010                      1.42               0               0            0.50%            15.4%
12/31/2009                      1.23               0               0            0.50%            24.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.02               0   $           0            0.25%            33.0%
12/31/2012                      1.52               0               0            0.25%            10.0%
12/31/2011                      1.38               0               0            0.25%            -4.5%
12/31/2010                      1.45               0               0            0.25%            15.7%
12/31/2009                      1.25               0               0            0.25%            24.9%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.25               0   $           0            0.00%            33.3%
12/31/2012                      1.69               0               0            0.00%            10.2%
12/31/2011                      1.53               0               0            0.00%            -4.3%
12/31/2010                      1.60               0               0            0.00%            16.0%
12/31/2009                      1.38               0               0            0.00%            25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.3%
      2012          1.5%
      2011          1.5%
      2010          1.3%
      2009          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     PIONEER OAK RIDGE LARGE CAP GROWTH FUND A CLASS - 72387T405 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.36
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.36               0   $           0            1.25%            31.7%
12/31/2012                      1.03               0               0            1.25%             3.4%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            1.00%            32.0%
12/31/2012                      1.03               0               0            1.00%             3.4%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            0.75%            32.4%
12/31/2012                      1.03               0               0            0.75%             3.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            0.50%            32.7%
12/31/2012                      1.04               0               0            0.50%             3.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.25%            33.0%
12/31/2012                      1.04               0               0            0.25%             3.5%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.00%            33.4%
12/31/2012                      1.04               0               0            0.00%             3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PIONEER SELECT MID CAP GROWTH VCT I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,469,056   $     8,762,180           380,149
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,746)
                                                       ---------------
Net assets                                             $    12,461,310
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,461,310         4,557,821   $          2.73
Band 100                                                            --                --              2.81
Band 75                                                             --                --              2.88
Band 50                                                             --                --              2.95
Band 25                                                             --                --              3.03
Band 0                                                              --                --              3.38
                                                       ---------------   ---------------
 Total                                                 $    12,461,310         4,557,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (149,269)
                                                                                           ---------------
Net investment income (loss)                                                                      (149,269)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           670,343
Realized gain distributions                                                                        498,758
Net change in unrealized appreciation (depreciation)                                             3,004,913
                                                                                           ---------------
Net gain (loss)                                                                                  4,174,014
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,024,745
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (149,269)  $           (141,407)
Net realized gain (loss)                                                     670,343                205,864
Realized gain distributions                                                  498,758                     --
Net change in unrealized appreciation (depreciation)                       3,004,913                657,271
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,024,745                721,728
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     104,645                875,563
Cost of units redeemed                                                    (2,158,609)            (2,664,641)
Account charges                                                               (2,736)                (4,150)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,056,700)            (1,793,228)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,968,045             (1,071,500)
Net assets, beginning                                                     10,493,265             11,564,765
                                                                --------------------   --------------------
Net assets, ending                                              $         12,461,310   $         10,493,265
                                                                ====================   ====================

Units sold                                                                   525,972                456,407
Units redeemed                                                            (1,367,815)            (1,346,570)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (841,843)              (890,163)
Units outstanding, beginning                                               5,399,664              6,289,827
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,557,821              5,399,664
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         82,346,624
Cost of units redeemed/account charges                                                          (78,935,963)
Net investment income (loss)                                                                        134,732
Net realized gain (loss)                                                                            537,884
Realized gain distributions                                                                       4,671,157
Net change in unrealized appreciation (depreciation)                                              3,706,876
                                                                                       --------------------
Net assets                                                                             $         12,461,310
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.73           4,558   $      12,461            1.25%            40.7%
12/31/2012                      1.94           5,400          10,493            1.25%             5.7%
12/31/2011                      1.84           6,290          11,565            1.25%            -3.5%
12/31/2010                      1.90           6,585          12,543            1.25%            18.7%
12/31/2009                      1.60           6,892          11,057            1.25%            42.8%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.81               0   $           0            1.00%            41.0%
12/31/2012                      1.99               0               0            1.00%             6.0%
12/31/2011                      1.88               0               0            1.00%            -3.2%
12/31/2010                      1.94               0               0            1.00%            19.0%
12/31/2009                      1.63               0               0            1.00%            43.1%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.88               0   $           0            0.75%            41.4%
12/31/2012                      2.04               0               0            0.75%             6.2%
12/31/2011                      1.92               0               0            0.75%            -3.0%
12/31/2010                      1.98               0               0            0.75%            19.3%
12/31/2009                      1.66               0               0            0.75%            43.5%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.95               0   $           0            0.50%            41.7%
12/31/2012                      2.08               0               0            0.50%             6.5%
12/31/2011                      1.96               0               0            0.50%            -2.7%
12/31/2010                      2.01               0               0            0.50%            19.6%
12/31/2009                      1.68               0               0            0.50%            43.8%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.03               0   $           0            0.25%            42.1%
12/31/2012                      2.13               0               0            0.25%             6.8%
12/31/2011                      2.00               0               0            0.25%            -2.5%
12/31/2010                      2.05               0               0            0.25%            19.9%
12/31/2009                      1.71               0               0            0.25%            44.2%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        3.38               0   $           0            0.00%            42.5%
12/31/2012                      2.37               0               0            0.00%             7.0%
12/31/2011                      2.21               0               0            0.00%            -2.3%
12/31/2010                      2.26               0               0            0.00%            20.2%
12/31/2009                      1.88               0               0            0.00%            44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.52
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              1.25%             42.6%
12/31/2012                        1.07                 0                 0              1.25%              6.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              1.00%             43.0%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.75%             43.3%
12/31/2012                        1.07                 0                 0              0.75%              6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.50%             43.7%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.00%             44.4%
12/31/2012                        1.07                 0                 0              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND Y CLASS - 723622403

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       283,968   $       291,540            29,908
                                                                         ===============   ===============
Receivables: investments sold                                      459
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       284,427
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       284,427           285,805   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       284,427           285,805
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,651
Mortality & expense charges                                                                         (3,284)
                                                                                           ---------------
Net investment income (loss)                                                                         7,367
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,883)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (7,572)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,455)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (4,088)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,367   $                 --
Net realized gain (loss)                                                      (3,883)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (7,572)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,088)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     410,167                     --
Cost of units redeemed                                                      (121,580)                    --
Account charges                                                                  (72)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          288,515                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      284,427                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            284,427   $                 --
                                                                ====================   ====================

Units sold                                                                   409,583                     --
Units redeemed                                                              (123,778)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,805                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    285,805                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            410,167
Cost of units redeemed/account charges                                                             (121,652)
Net investment income (loss)                                                                          7,367
Net realized gain (loss)                                                                             (3,883)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (7,572)
                                                                                       --------------------
Net assets                                                                             $            284,427
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00               286   $           284              1.25%             -0.6%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.00%             -0.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.75%             -0.1%
12/31/2012                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              0.50%              0.2%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              0.4%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              0.7%
12/31/2012                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               7.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.41
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.25%             31.8%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             32.1%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             32.5%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             32.8%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             33.1%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             33.5%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        50,670   $        49,892             1,474
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        50,695
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        50,695            37,694   $          1.34
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $        50,695            37,694
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           339
Mortality & expense charges                                                                           (135)
                                                                                           ---------------
Net investment income (loss)                                                                           204
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               218
Realized gain distributions                                                                          1,580
Net change in unrealized appreciation (depreciation)                                                   778
                                                                                           ---------------
Net gain (loss)                                                                                      2,576
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,780
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                204   $                 --
Net realized gain (loss)                                                         218                     --
Realized gain distributions                                                    1,580                     --
Net change in unrealized appreciation (depreciation)                             778                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,780                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      55,424                     --
Cost of units redeemed                                                        (7,509)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           47,915                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,695                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             50,695   $                 --
                                                                ====================   ====================

Units sold                                                                    43,519                     --
Units redeemed                                                                (5,825)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,694                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     37,694                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             55,424
Cost of units redeemed/account charges                                                               (7,509)
Net investment income (loss)                                                                            204
Net realized gain (loss)                                                                                218
Realized gain distributions                                                                           1,580
Net change in unrealized appreciation (depreciation)                                                    778
                                                                                       --------------------
Net assets                                                                             $             50,695
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                38   $            51              1.25%             27.7%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              1.00%             28.0%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.75%             28.3%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.25%             29.0%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             29.3%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIONEER EMERGING MARKETS FUND Y CLASS - 723661401 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.25%             -2.9%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              1.00%             -2.6%
12/31/2012                        1.10                 0                 0              1.00%              9.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%             -2.4%
12/31/2012                        1.10                 0                 0              0.75%              9.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%             -2.2%
12/31/2012                        1.10                 0                 0              0.50%              9.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             -1.9%
12/31/2012                        1.10                 0                 0              0.25%              9.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.00%             -1.7%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIONEER HIGH YIELD FUND Y CLASS - 72369B406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              1.25%             11.3%
12/31/2012                        1.04                 0                 0              1.25%              3.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              1.00%             11.5%
12/31/2012                        1.04                 0                 0              1.00%              3.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.75%             11.8%
12/31/2012                        1.04                 0                 0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%             12.1%
12/31/2012                        1.04                 0                 0              0.50%              3.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.25%             12.4%
12/31/2012                        1.04                 0                 0              0.25%              3.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%             12.7%
12/31/2012                        1.04                 0                 0              0.00%              3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER FUNDAMENTAL GROWTH Y CLASS - 723695409

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,799,408   $     1,552,173           106,723
                                                                         ===============   ===============
Receivables: investments sold                                    1,017
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,800,425
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,800,425         1,297,117   $          1.39
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $     1,800,425         1,297,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,284
Mortality & expense charges                                                                        (16,219)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,935)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,585
Realized gain distributions                                                                         56,240
Net change in unrealized appreciation (depreciation)                                               247,260
                                                                                           ---------------
Net gain (loss)                                                                                    326,085
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       319,150
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,935)  $                 27
Net realized gain (loss)                                                      22,585                     --
Realized gain distributions                                                   56,240                     --
Net change in unrealized appreciation (depreciation)                         247,260                    (25)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            319,150                      2
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,734,593                  4,139
Cost of units redeemed                                                      (257,139)                    --
Account charges                                                                 (320)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,477,134                  4,139
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,796,284                  4,141
Net assets, beginning                                                          4,141                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,800,425   $              4,141
                                                                ====================   ====================

Units sold                                                                 1,502,949                  3,923
Units redeemed                                                              (209,755)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,293,194                  3,923
Units outstanding, beginning                                                   3,923                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,297,117                  3,923
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          1,738,732
Cost of units redeemed/account charges                                                             (257,459)
Net investment income (loss)                                                                         (6,908)
Net realized gain (loss)                                                                             22,585
Realized gain distributions                                                                          56,240
Net change in unrealized appreciation (depreciation)                                                247,235
                                                                                       --------------------
Net assets                                                                             $          1,800,425
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39             1,297   $         1,800              1.25%             31.5%
12/31/2012                        1.06                 4                 4              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             31.8%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             32.2%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             32.5%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             32.8%
12/31/2012                        1.06                 0                 0              0.25%              6.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             33.2%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIONEER OAK RIDGE SMALL CAP GROWTH Y CLASS - 72387T785

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,982,946   $     2,665,044            69,820
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (190,820)
                                                       ---------------
Net assets                                             $     2,792,126
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,792,126         1,877,852   $          1.49
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $     2,792,126         1,877,852
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (16,829)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,829)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,078
Realized gain distributions                                                                        122,655
Net change in unrealized appreciation (depreciation)                                               317,902
                                                                                           ---------------
Net gain (loss)                                                                                    448,635
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       431,806
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,829)  $                 --
Net realized gain (loss)                                                       8,078                     --
Realized gain distributions                                                  122,655                     --
Net change in unrealized appreciation (depreciation)                         317,902                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            431,806                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,644,243                     --
Cost of units redeemed                                                      (279,214)                    --
Account charges                                                               (4,709)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,360,320                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,792,126                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,792,126   $                 --
                                                                ====================   ====================

Units sold                                                                 2,072,887                     --
Units redeemed                                                              (195,035)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,877,852                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,877,852                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          2,644,243
Cost of units redeemed/account charges                                                             (283,923)
Net investment income (loss)                                                                        (16,829)
Net realized gain (loss)                                                                              8,078
Realized gain distributions                                                                         122,655
Net change in unrealized appreciation (depreciation)                                                317,902
                                                                                       --------------------
Net assets                                                                             $          2,792,126
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49             1,878   $         2,792              1.25%             37.8%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              1.00%             38.2%
12/31/2012                        1.08                 0                 0              1.00%              8.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.75%             38.5%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%             38.9%
12/31/2012                        1.08                 0                 0              0.50%              8.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             39.2%
12/31/2012                        1.09                 0                 0              0.25%              8.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.00%             39.6%
12/31/2012                        1.09                 0                 0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     PIONEER OAK RIDGE LARGE CAP GROWTH FUND Y CLASS - 72387T801 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.36
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.25%             31.7%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              1.00%             32.0%
12/31/2012                        1.04                 0                 0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             32.3%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.50%             32.6%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.25%             33.0%
12/31/2012                        1.04                 0                 0              0.25%              3.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             33.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        PIONEER FUND R CLASS - 723682506

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       324,884   $       299,499             8,264
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (344)
                                                       ---------------
Net assets                                             $       324,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       324,540           226,547   $          1.43
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $       324,540           226,547
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,702
Mortality & expense charges                                                                         (3,821)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,119)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,465
Realized gain distributions                                                                         26,961
Net change in unrealized appreciation (depreciation)                                                51,817
                                                                                           ---------------
Net gain (loss)                                                                                     85,243
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        83,124
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,119)  $             (1,245)
Net realized gain (loss)                                                       6,465                 18,694
Realized gain distributions                                                   26,961                 66,774
Net change in unrealized appreciation (depreciation)                          51,817                (53,212)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             83,124                 31,011
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     130,283                 29,285
Cost of units redeemed                                                      (175,868)              (184,675)
Account charges                                                                  (27)                  (134)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,612)              (155,524)
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,512               (124,513)
Net assets, beginning                                                        287,028                411,541
                                                                --------------------   --------------------
Net assets, ending                                              $            324,540   $            287,028
                                                                ====================   ====================

Units sold                                                                   126,262                 63,109
Units redeemed                                                              (161,934)              (207,698)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,672)              (144,589)
Units outstanding, beginning                                                 262,219                406,808
                                                                --------------------   --------------------
Units outstanding, ending                                                    226,547                262,219
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            883,367
Cost of units redeemed/account charges                                                             (708,340)
Net investment income (loss)                                                                         (8,673)
Net realized gain (loss)                                                                             26,933
Realized gain distributions                                                                         105,868
Net change in unrealized appreciation (depreciation)                                                 25,385
                                                                                       --------------------
Net assets                                                                             $            324,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               227   $           325              1.25%             30.9%
12/31/2012                        1.09               262               287              1.25%              8.2%
12/31/2011                        1.01               407               412              1.25%             -6.0%
12/31/2010                        1.08               404               435              1.25%             13.9%
12/31/2009                        0.95               321               304              1.25%             22.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             31.2%
12/31/2012                        1.12                 0                 0              1.00%              8.5%
12/31/2011                        1.03                 0                 0              1.00%             -5.8%
12/31/2010                        1.09                 0                 0              1.00%             14.2%
12/31/2009                        0.96                 0                 0              1.00%             22.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.75%             31.5%
12/31/2012                        1.14                 0                 0              0.75%              8.7%
12/31/2011                        1.05                 0                 0              0.75%             -5.6%
12/31/2010                        1.11                 0                 0              0.75%             14.5%
12/31/2009                        0.97                 0                 0              0.75%             23.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.50%             31.9%
12/31/2012                        1.16                 0                 0              0.50%              9.0%
12/31/2011                        1.06                 0                 0              0.50%             -5.3%
12/31/2010                        1.12                 0                 0              0.50%             14.7%
12/31/2009                        0.98                 0                 0              0.50%             23.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56                 0   $             0              0.25%             32.2%
12/31/2012                        1.18                 0                 0              0.25%              9.3%
12/31/2011                        1.08                 0                 0              0.25%             -5.1%
12/31/2010                        1.14                 0                 0              0.25%             15.0%
12/31/2009                        0.99                 0                 0              0.25%             23.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.00%             32.5%
12/31/2012                        1.20                 0                 0              0.00%              9.6%
12/31/2011                        1.10                 0                 0              0.00%             -4.8%
12/31/2010                        1.15                 0                 0              0.00%             15.3%
12/31/2009                        1.00                 0                 0              0.00%             23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               0.9%
                2011               0.9%
                2010               0.6%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND A CLASS - 74441P106

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       407,377   $       401,434            25,501
                                                                         ===============   ===============
Receivables: investments sold                                      144
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       407,521
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       402,012           252,635   $          1.59
Band 100                                                         1,169               727              1.61
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.66
Band 0                                                           4,340             2,593              1.67
                                                       ---------------   ---------------
 Total                                                 $       407,521           255,955
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,460
Mortality & expense charges                                                                         (3,548)
                                                                                           ---------------
Net investment income (loss)                                                                           (88)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,580
Realized gain distributions                                                                         31,183
Net change in unrealized appreciation (depreciation)                                                (4,930)
                                                                                           ---------------
Net gain (loss)                                                                                     63,833
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        63,745
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (88)   $               (318)
Net realized gain (loss)                                                      37,580                    (699)
Realized gain distributions                                                   31,183                   4,124
Net change in unrealized appreciation (depreciation)                          (4,930)                 26,681
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             63,745                  29,788
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     420,703                 103,802
Cost of units redeemed                                                      (247,025)                (44,582)
Account charges                                                                  (12)                    (18)
                                                                --------------------    --------------------
Increase (decrease)                                                          173,666                  59,202
                                                                --------------------    --------------------
Net increase (decrease)                                                      237,411                  88,990
Net assets, beginning                                                        170,110                  81,120
                                                                --------------------    --------------------
Net assets, ending                                              $            407,521    $            170,110
                                                                ====================    ====================

Units sold                                                                   297,746                  90,635
Units redeemed                                                              (177,606)                (40,121)
                                                                --------------------    --------------------
Net increase (decrease)                                                      120,140                  50,514
Units outstanding, beginning                                                 135,815                  85,301
                                                                --------------------    --------------------
Units outstanding, ending                                                    255,955                 135,815
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            686,587
Cost of units redeemed/account charges                                                             (345,686)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                             25,006
Realized gain distributions                                                                          35,723
Net change in unrealized appreciation (depreciation)                                                  5,943
                                                                                       --------------------
Net assets                                                                             $            407,521
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59               253   $           402              1.25%             27.1%
12/31/2012                        1.25               133               166              1.25%             31.7%
12/31/2011                        0.95                85                81              1.25%            -20.0%
12/31/2010                        1.19                11                13              1.25%             15.9%
12/31/2009                        1.02                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 1   $             1              1.00%             27.4%
12/31/2012                        1.26                 3                 4              1.00%             32.0%
12/31/2011                        0.96                 0                 0              1.00%            -19.8%
12/31/2010                        1.19                 0                 0              1.00%             16.2%
12/31/2009                        1.02                 0                 0              1.00%              2.5%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.75%             27.7%
12/31/2012                        1.27                 0                 0              0.75%             32.4%
12/31/2011                        0.96                 0                 0              0.75%            -19.6%
12/31/2010                        1.19                 0                 0              0.75%             16.5%
12/31/2009                        1.02                 0                 0              0.75%              2.5%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.50%             28.0%
12/31/2012                        1.28                 0                 0              0.50%             32.7%
12/31/2011                        0.97                 0                 0              0.50%            -19.4%
12/31/2010                        1.20                 0                 0              0.50%             16.8%
12/31/2009                        1.02                 0                 0              0.50%              2.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.25%             28.4%
12/31/2012                        1.29                 0                 0              0.25%             33.0%
12/31/2011                        0.97                 0                 0              0.25%            -19.2%
12/31/2010                        1.20                 0                 0              0.25%             17.1%
12/31/2009                        1.02                 0                 0              0.25%              2.5%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 3   $             4              0.00%             28.7%
12/31/2012                        1.30                 0                 0              0.00%             33.4%
12/31/2011                        0.98                 0                 0              0.00%            -18.9%
12/31/2010                        1.20                 0                 0              0.00%             17.4%
12/31/2009                        1.03                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.2%
      2012          1.0%
      2011          3.0%
      2010          0.1%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND A CLASS - 74441P502

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,736,989   $     1,570,462            42,918
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,663)
                                                       ---------------
Net assets                                             $     1,734,326
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,727,058           675,739   $          2.56
Band 100                                                         7,268             2,815              2.58
Band 75                                                             --                --              2.61
Band 50                                                             --                --              2.63
Band 25                                                             --                --              2.66
Band 0                                                              --                --              2.69
                                                       ---------------   ---------------
 Total                                                 $     1,734,326           678,554
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (16,270)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,270)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           181,819
Realized gain distributions                                                                        125,765
Net change in unrealized appreciation (depreciation)                                               206,253
                                                                                           ---------------
Net gain (loss)                                                                                    513,837
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       497,567
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,270)   $             (6,008)
Net realized gain (loss)                                                     181,819                  40,483
Realized gain distributions                                                  125,765                  75,666
Net change in unrealized appreciation (depreciation)                         206,253                 (39,002)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            497,567                  71,139
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,575,714                 692,571
Cost of units redeemed                                                    (1,039,292)               (284,446)
Account charges                                                                  (80)                    (24)
                                                                --------------------    --------------------
Increase (decrease)                                                          536,342                 408,101
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,033,909                 479,240
Net assets, beginning                                                        700,417                 221,177
                                                                --------------------    --------------------
Net assets, ending                                              $          1,734,326    $            700,417
                                                                ====================    ====================

Units sold                                                                   737,714                 434,199
Units redeemed                                                              (480,639)               (177,280)
                                                                --------------------    --------------------
Net increase (decrease)                                                      257,075                 256,919
Units outstanding, beginning                                                 421,479                 164,560
                                                                --------------------    --------------------
Units outstanding, ending                                                    678,554                 421,479
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,526,729
Cost of units redeemed/account charges                                                           (1,367,275)
Net investment income (loss)                                                                        (23,351)
Net realized gain (loss)                                                                            223,407
Realized gain distributions                                                                         208,289
Net change in unrealized appreciation (depreciation)                                                166,527
                                                                                       --------------------
Net assets                                                                             $          1,734,326
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.56               676   $         1,727              1.25%             53.9%
12/31/2012                        1.66               409               679              1.25%             23.5%
12/31/2011                        1.34               165               221              1.25%             11.3%
12/31/2010                        1.21                16                19              1.25%             16.9%
12/31/2009                        1.03                 0                 0              1.25%              3.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.58                 3   $             7              1.00%             54.3%
12/31/2012                        1.67                 3                 4              1.00%             23.8%
12/31/2011                        1.35                 0                 0              1.00%             11.6%
12/31/2010                        1.21                 0                 0              1.00%             17.2%
12/31/2009                        1.03                 0                 0              1.00%              3.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.61                 0   $             0              0.75%             54.7%
12/31/2012                        1.69                 0                 0              0.75%             24.1%
12/31/2011                        1.36                 0                 0              0.75%             11.9%
12/31/2010                        1.21                 0                 0              0.75%             17.5%
12/31/2009                        1.03                 0                 0              0.75%              3.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.63                 0   $             0              0.50%             55.1%
12/31/2012                        1.70                 0                 0              0.50%             24.5%
12/31/2011                        1.36                 0                 0              0.50%             12.1%
12/31/2010                        1.22                 0                 0              0.50%             17.8%
12/31/2009                        1.03                 0                 0              0.50%              3.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66                 0   $             0              0.25%             55.5%
12/31/2012                        1.71                 0                 0              0.25%             24.8%
12/31/2011                        1.37                 0                 0              0.25%             12.4%
12/31/2010                        1.22                 0                 0              0.25%             18.1%
12/31/2009                        1.03                 0                 0              0.25%              3.3%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69                 0   $             0              0.00%             55.9%
12/31/2012                        1.72                10                17              0.00%             25.1%
12/31/2011                        1.38                 0                 0              0.00%             12.7%
12/31/2010                        1.22                 0                 0              0.00%             18.4%
12/31/2009                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY A CLASS - 74441N101

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       648,330   $       580,148            23,726
                                                                         ===============   ===============
Receivables: investments sold                                      815
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       649,145
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       649,145           474,775   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $       649,145           474,775
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,880
Mortality & expense charges                                                                         (7,191)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,311)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,114
Realized gain distributions                                                                         55,062
Net change in unrealized appreciation (depreciation)                                                48,302
                                                                                           ---------------
Net gain (loss)                                                                                    166,478
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       161,167
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,311)   $               (905)
Net realized gain (loss)                                                      63,114                  (1,592)
Realized gain distributions                                                   55,062                      --
Net change in unrealized appreciation (depreciation)                          48,302                  19,880
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            161,167                  17,383
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     308,727                 773,060
Cost of units redeemed                                                      (280,979)               (330,103)
Account charges                                                                  (96)                    (14)
                                                                --------------------    --------------------
Increase (decrease)                                                           27,652                 442,943
                                                                --------------------    --------------------
Net increase (decrease)                                                      188,819                 460,326
Net assets, beginning                                                        460,326                      --
                                                                --------------------    --------------------
Net assets, ending                                              $            649,145    $            460,326
                                                                ====================    ====================

Units sold                                                                   312,192                 779,762
Units redeemed                                                              (283,754)               (333,425)
                                                                --------------------    --------------------
Net increase (decrease)                                                       28,438                 446,337
Units outstanding, beginning                                                 446,337                      --
                                                                --------------------    --------------------
Units outstanding, ending                                                    474,775                 446,337
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,081,787
Cost of units redeemed/account charges                                                             (611,192)
Net investment income (loss)                                                                         (6,216)
Net realized gain (loss)                                                                             61,522
Realized gain distributions                                                                          55,062
Net change in unrealized appreciation (depreciation)                                                 68,182
                                                                                       --------------------
Net assets                                                                             $            649,145
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37               475   $           649              1.25%             32.6%
12/31/2012                        1.03               446               460              1.25%             11.8%
12/31/2011                        0.92                 0                 0              1.25%             -7.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             32.9%
12/31/2012                        1.04                 0                 0              1.00%             12.1%
12/31/2011                        0.92                 0                 0              1.00%             -7.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.75%             33.2%
12/31/2012                        1.04                 0                 0              0.75%             12.4%
12/31/2011                        0.92                 0                 0              0.75%             -7.5%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.50%             33.6%
12/31/2012                        1.04                 0                 0              0.50%             12.6%
12/31/2011                        0.93                 0                 0              0.50%             -7.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             33.9%
12/31/2012                        1.05                 0                 0              0.25%             12.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.3%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.00%             34.2%
12/31/2012                        1.05                 0                 0              0.00%             13.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.3%
      2012          0.6%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND A CLASS - 74441K107

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       936,094   $       892,704            19,124
                                                                         ===============   ===============
Receivables: investments sold                                   10,373
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       946,467
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       924,567           846,576   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                          21,900            19,065              1.15
                                                       ---------------   ---------------
 Total                                                 $       946,467           865,641
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (8,489)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,489)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (32,971)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                98,666
                                                                                           ---------------
Net gain (loss)                                                                                     65,695
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        57,206
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,489)   $             (7,826)
Net realized gain (loss)                                                     (32,971)                (48,372)
Realized gain distributions                                                       --                      --
Net change in unrealized appreciation (depreciation)                          98,666                  20,873
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             57,206                 (35,325)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     585,875                 634,269
Cost of units redeemed                                                      (337,899)               (415,931)
Account charges                                                                 (167)                   (285)
                                                                --------------------    --------------------
Increase (decrease)                                                          247,809                 218,053
                                                                --------------------    --------------------
Net increase (decrease)                                                      305,015                 182,728
Net assets, beginning                                                        641,452                 458,724
                                                                --------------------    --------------------
Net assets, ending                                              $            946,467    $            641,452
                                                                ====================    ====================

Units sold                                                                   573,069                 619,505
Units redeemed                                                              (343,646)               (420,489)
                                                                --------------------    --------------------
Net increase (decrease)                                                      229,423                 199,016
Units outstanding, beginning                                                 636,218                 437,202
                                                                --------------------    --------------------
Units outstanding, ending                                                    865,641                 636,218
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,863,609
Cost of units redeemed/account charges                                                             (852,218)
Net investment income (loss)                                                                        (20,474)
Net realized gain (loss)                                                                            (87,840)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 43,390
                                                                                       --------------------
Net assets                                                                             $            946,467
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09               847   $           925              1.25%              8.4%
12/31/2012                        1.01               625               630              1.25%             -3.9%
12/31/2011                        1.05               430               451              1.25%            -19.8%
12/31/2010                        1.31                14                18              1.25%             26.2%
12/31/2009                        1.04                 0                 0              1.25%              3.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%              8.7%
12/31/2012                        1.02                 0                 0              1.00%             -3.7%
12/31/2011                        1.05                 0                 0              1.00%            -19.6%
12/31/2010                        1.31                 0                 0              1.00%             26.5%
12/31/2009                        1.04                 0                 0              1.00%              3.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.75%              8.9%
12/31/2012                        1.02                 0                 0              0.75%             -3.4%
12/31/2011                        1.06                 0                 0              0.75%            -19.4%
12/31/2010                        1.31                 0                 0              0.75%             26.8%
12/31/2009                        1.04                 0                 0              0.75%              3.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%              9.2%
12/31/2012                        1.03                 0                 0              0.50%             -3.2%
12/31/2011                        1.06                 0                 0              0.50%            -19.2%
12/31/2010                        1.32                 0                 0              0.50%             27.2%
12/31/2009                        1.04                 0                 0              0.50%              3.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.25%              9.5%
12/31/2012                        1.04                 0                 0              0.25%             -3.0%
12/31/2011                        1.07                 0                 0              0.25%            -19.0%
12/31/2010                        1.32                 0                 0              0.25%             27.5%
12/31/2009                        1.04                 0                 0              0.25%              3.7%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                19   $            22              0.00%              9.8%
12/31/2012                        1.05                11                12              0.00%             -2.7%
12/31/2011                        1.08                 8                 8              0.00%            -18.8%
12/31/2010                        1.32                 0                 0              0.00%             27.8%
12/31/2009                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.5%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PRUDENTIAL HIGH-YIELD A CLASS - 74440Y108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,211,931   $     4,156,635           741,665
                                                                         ===============   ===============
Receivables: investments sold                                   37,810
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,249,741
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,249,501         3,113,756   $          1.36
Band 100                                                           211               153              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              29                20              1.43
                                                       ---------------   ---------------
 Total                                                 $     4,249,741         3,113,929
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       215,037
Mortality & expense charges                                                                        (42,293)
                                                                                           ---------------
Net investment income (loss)                                                                       172,744
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,337
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (7,000)
                                                                                           ---------------
Net gain (loss)                                                                                     15,337
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       188,081
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            172,744    $             80,168
Net realized gain (loss)                                                      22,337                   2,376
Realized gain distributions                                                       --                      --
Net change in unrealized appreciation (depreciation)                          (7,000)                 77,251
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            188,081                 159,795
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,988,975               2,688,576
Cost of units redeemed                                                    (1,269,467)             (1,033,163)
Account charges                                                               (1,516)                   (407)
                                                                --------------------    --------------------
Increase (decrease)                                                        1,717,992               1,655,006
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,906,073               1,814,801
Net assets, beginning                                                      2,343,668                 528,867
                                                                --------------------    --------------------
Net assets, ending                                              $          4,249,741    $          2,343,668
                                                                ====================    ====================

Units sold                                                                 2,480,097               2,216,544
Units redeemed                                                            (1,180,279)               (863,753)
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,299,818               1,352,791
Units outstanding, beginning                                               1,814,111                 461,320
                                                                --------------------    --------------------
Units outstanding, ending                                                  3,113,929               1,814,111
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,359,622
Cost of units redeemed/account charges                                                           (2,463,270)
Net investment income (loss)                                                                        275,294
Net realized gain (loss)                                                                             22,799
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 55,296
                                                                                       --------------------
Net assets                                                                             $          4,249,741
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36             3,114   $         4,250              1.25%              5.6%
12/31/2012                        1.29             1,814             2,344              1.25%             12.7%
12/31/2011                        1.15               461               529              1.25%              3.5%
12/31/2010                        1.11                24                27              1.25%             10.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%              5.9%
12/31/2012                        1.30                 0                 0              1.00%             13.0%
12/31/2011                        1.15                 0                 0              1.00%              3.8%
12/31/2010                        1.11                 0                 0              1.00%             10.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%              6.2%
12/31/2012                        1.31                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.0%
12/31/2010                        1.11                 0                 0              0.75%             11.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%              6.4%
12/31/2012                        1.32                 0                 0              0.50%             13.5%
12/31/2011                        1.16                 0                 0              0.50%              4.3%
12/31/2010                        1.11                 0                 0              0.50%             11.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%              6.7%
12/31/2012                        1.33                 0                 0              0.25%             13.8%
12/31/2011                        1.16                 0                 0              0.25%              4.5%
12/31/2010                        1.11                 0                 0              0.25%             11.4%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%              7.0%
12/31/2012                        1.33                 0                 0              0.00%             14.1%
12/31/2011                        1.17                 0                 0              0.00%              4.8%
12/31/2010                        1.12                 0                 0              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          6.5%
      2012          6.8%
      2011          9.6%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND A CLASS - 74440B108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,021,087   $     4,133,818           286,692
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,656)
                                                       ---------------
Net assets                                             $     4,019,431
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,017,904         3,419,144   $          1.18
Band 100                                                         1,527             1,288              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $     4,019,431         3,420,432
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       125,608
Mortality & expense charges                                                                        (45,681)
                                                                                           ---------------
Net investment income (loss)                                                                        79,927
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,871)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (138,753)
                                                                                           ---------------
Net gain (loss)                                                                                   (154,624)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (74,697)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,927   $             29,710
Net realized gain (loss)                                                     (15,871)                 7,639
Realized gain distributions                                                       --                 28,162
Net change in unrealized appreciation (depreciation)                        (138,753)                34,705
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (74,697)               100,216
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,725,673              4,679,672
Cost of units redeemed                                                    (1,767,587)            (2,154,343)
Account charges                                                               (1,993)                  (517)
                                                                --------------------   --------------------
Increase (decrease)                                                          956,093              2,524,812
                                                                --------------------   --------------------
Net increase (decrease)                                                      881,396              2,625,028
Net assets, beginning                                                      3,138,035                513,007
                                                                --------------------   --------------------
Net assets, ending                                              $          4,019,431   $          3,138,035
                                                                ====================   ====================

Units sold                                                                 2,485,554              3,982,436
Units redeemed                                                            (1,671,500)            (1,837,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                      814,054              2,145,171
Units outstanding, beginning                                               2,606,378                461,207
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,420,432              2,606,378
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,951,546
Cost of units redeemed/account charges                                                           (3,966,113)
Net investment income (loss)                                                                        114,344
Net realized gain (loss)                                                                             (7,709)
Realized gain distributions                                                                          40,094
Net change in unrealized appreciation (depreciation)                                               (112,731)
                                                                                       --------------------
Net assets                                                                             $          4,019,431
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18             3,419   $         4,018              1.25%             -2.4%
12/31/2012                        1.20             2,606             3,138              1.25%              8.2%
12/31/2011                        1.11               461               513              1.25%              6.2%
12/31/2010                        1.05                46                48              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 1   $             2              1.00%             -2.2%
12/31/2012                        1.21                 0                 0              1.00%              8.5%
12/31/2011                        1.12                 0                 0              1.00%              6.5%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             -1.9%
12/31/2012                        1.22                 0                 0              0.75%              8.8%
12/31/2011                        1.12                 0                 0              0.75%              6.8%
12/31/2010                        1.05                 0                 0              0.75%              5.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.50%             -1.7%
12/31/2012                        1.23                 0                 0              0.50%              9.1%
12/31/2011                        1.13                 0                 0              0.50%              7.0%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.25%             -1.4%
12/31/2012                        1.24                 0                 0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%              7.3%
12/31/2010                        1.05                 0                 0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              9.6%
12/31/2011                        1.13                 0                 0              0.00%              7.6%
12/31/2010                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.5%
      2012          2.6%
      2011          2.3%
      2010          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL JENNISON MID CAP GROWTH FUND A CLASS - 74441C105

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,027,159   $     4,232,664           129,391
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,612)
                                                       ---------------
Net assets                                             $     5,025,547
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,021,808         2,865,318   $          1.75
Band 100                                                         3,739             2,112              1.77
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.82
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $     5,025,547         2,867,430
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (52,984)
                                                                                           ---------------
Net investment income (loss)                                                                       (52,984)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           197,832
Realized gain distributions                                                                        124,640
Net change in unrealized appreciation (depreciation)                                               701,003
                                                                                           ---------------
Net gain (loss)                                                                                  1,023,475
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       970,491
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (52,984)  $            (20,200)
Net realized gain (loss)                                                     197,832                 42,710
Realized gain distributions                                                  124,640                 81,205
Net change in unrealized appreciation (depreciation)                         701,003                111,304
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            970,491                215,019
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,624,929              3,598,489
Cost of units redeemed                                                    (1,727,958)            (1,664,996)
Account charges                                                               (1,766)                (1,543)
                                                                --------------------   --------------------
Increase (decrease)                                                          895,205              1,931,950
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,865,696              2,146,969
Net assets, beginning                                                      3,159,851              1,012,882
                                                                --------------------   --------------------
Net assets, ending                                              $          5,025,547   $          3,159,851
                                                                ====================   ====================

Units sold                                                                 1,969,402              2,690,587
Units redeemed                                                            (1,375,249)            (1,251,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                      594,153              1,439,329
Units outstanding, beginning                                               2,273,277                833,948
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,867,430              2,273,277
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,593,524
Cost of units redeemed/account charges                                                           (3,744,975)
Net investment income (loss)                                                                        (79,168)
Net realized gain (loss)                                                                            251,076
Realized gain distributions                                                                         210,595
Net change in unrealized appreciation (depreciation)                                                794,495
                                                                                       --------------------
Net assets                                                                             $          5,025,547
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75             2,865   $         5,022              1.25%             26.1%
12/31/2012                        1.39             2,272             3,158              1.25%             14.4%
12/31/2011                        1.21               834             1,013              1.25%              0.8%
12/31/2010                        1.20               125               151              1.25%             18.5%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 2   $             4              1.00%             26.4%
12/31/2012                        1.40                 1                 2              1.00%             14.7%
12/31/2011                        1.22                 0                 0              1.00%              1.1%
12/31/2010                        1.21                 0                 0              1.00%             18.8%
12/31/2009                        1.02                 0                 0              1.00%              1.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.75%             26.7%
12/31/2012                        1.41                 0                 0              0.75%             15.0%
12/31/2011                        1.23                 0                 0              0.75%              1.3%
12/31/2010                        1.21                 0                 0              0.75%             19.1%
12/31/2009                        1.02                 0                 0              0.75%              1.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.50%             27.0%
12/31/2012                        1.42                 0                 0              0.50%             15.3%
12/31/2011                        1.23                 0                 0              0.50%              1.6%
12/31/2010                        1.21                 0                 0              0.50%             19.4%
12/31/2009                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.25%             27.4%
12/31/2012                        1.43                 0                 0              0.25%             15.6%
12/31/2011                        1.24                 0                 0              0.25%              1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.7%
12/31/2009                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.00%             27.7%
12/31/2012                        1.44                 0                 0              0.00%             15.9%
12/31/2011                        1.25                 0                 0              0.00%              2.1%
12/31/2010                        1.22                 0                 0              0.00%             20.0%
12/31/2009                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.2%
      2011          0.1%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY Z CLASS - 74441N408

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,279,049   $     2,359,617            79,350
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (101)
                                                       ---------------
Net assets                                             $     2,278,948
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,278,948         1,654,985   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $     2,278,948         1,654,985
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,723
Mortality & expense charges                                                                         (2,467)
                                                                                           ---------------
Net investment income (loss)                                                                         8,256
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,110
Realized gain distributions                                                                        167,300
Net change in unrealized appreciation (depreciation)                                               (82,415)
                                                                                           ---------------
Net gain (loss)                                                                                     86,995
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        95,251
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,256   $                 52
Net realized gain (loss)                                                       2,110                     14
Realized gain distributions                                                  167,300                     --
Net change in unrealized appreciation (depreciation)                         (82,415)                 1,847
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             95,251                  1,913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,226,154                 34,337
Cost of units redeemed                                                    (2,074,998)                (1,016)
Account charges                                                               (2,691)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,148,465                 33,319
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,243,716                 35,232
Net assets, beginning                                                         35,232                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,278,948   $             35,232
                                                                ====================   ====================

Units sold                                                                 3,166,261                 35,040
Units redeemed                                                            (1,545,286)                (1,030)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,620,975                 34,010
Units outstanding, beginning                                                  34,010                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,654,985                 34,010
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,260,491
Cost of units redeemed/account charges                                                           (2,078,707)
Net investment income (loss)                                                                          8,308
Net realized gain (loss)                                                                              2,124
Realized gain distributions                                                                         167,300
Net change in unrealized appreciation (depreciation)                                                (80,568)
                                                                                       --------------------
Net assets                                                                             $          2,278,948
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             1,655   $         2,279              1.25%             32.9%
12/31/2012                        1.04                34                35              1.25%             12.1%
12/31/2011                        0.92                 0                 0              1.25%             -7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             33.3%
12/31/2012                        1.04                 0                 0              1.00%             12.3%
12/31/2011                        0.93                 0                 0              1.00%             -7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             33.6%
12/31/2012                        1.04                 0                 0              0.75%             12.6%
12/31/2011                        0.93                 0                 0              0.75%             -7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             33.9%
12/31/2012                        1.05                 0                 0              0.50%             12.9%
12/31/2011                        0.93                 0                 0              0.50%             -7.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             34.3%
12/31/2012                        1.05                 0                 0              0.25%             13.2%
12/31/2011                        0.93                 0                 0              0.25%             -7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.00%             34.6%
12/31/2012                        1.06                 0                 0              0.00%             13.5%
12/31/2011                        0.93                 0                 0              0.00%             -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.9%
      2012          1.2%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PRUDENTIAL HIGH-YIELD Z CLASS - 74440Y801

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,660,346   $    10,499,295         1,871,642
                                                                         ===============   ===============
Receivables: investments sold                                   82,884
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,743,230
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,929,127         7,203,230   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                         814,103           564,636              1.44
                                                       ---------------   ---------------
 Total                                                 $    10,743,230         7,767,866
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       652,776
Mortality & expense charges                                                                       (113,954)
                                                                                           ---------------
Net investment income (loss)                                                                       538,822
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           143,946
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (107,663)
                                                                                           ---------------
Net gain (loss)                                                                                     36,283
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       575,105
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            538,822   $            388,091
Net realized gain (loss)                                                     143,946                 12,739
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (107,663)               297,303
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            575,105                698,133
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,432,447              9,431,849
Cost of units redeemed                                                    (5,288,198)            (1,717,745)
Account charges                                                               (3,505)                (2,578)
                                                                --------------------   --------------------
Increase (decrease)                                                          140,744              7,711,526
                                                                --------------------   --------------------
Net increase (decrease)                                                      715,849              8,409,659
Net assets, beginning                                                     10,027,381              1,617,722
                                                                --------------------   --------------------
Net assets, ending                                              $         10,743,230   $         10,027,381
                                                                ====================   ====================

Units sold                                                                 4,068,461              7,941,891
Units redeemed                                                            (3,989,279)            (1,655,093)
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,182              6,286,798
Units outstanding, beginning                                               7,688,684              1,401,886
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,767,866              7,688,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         17,076,339
Cost of units redeemed/account charges                                                           (7,640,706)
Net investment income (loss)                                                                        997,752
Net realized gain (loss)                                                                            148,794
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                161,051
                                                                                       --------------------
Net assets                                                                             $         10,743,230
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             7,203   $         9,929              1.25%              5.9%
12/31/2012                        1.30             7,204             9,375              1.25%             12.8%
12/31/2011                        1.15             1,402             1,618              1.25%              3.8%
12/31/2010                        1.11               485               539              1.25%             11.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%              6.2%
12/31/2012                        1.31                 0                 0              1.00%             13.1%
12/31/2011                        1.16                 0                 0              1.00%              4.1%
12/31/2010                        1.11                 0                 0              1.00%             11.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%              6.4%
12/31/2012                        1.32                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.3%
12/31/2010                        1.12                 0                 0              0.75%             11.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%              6.7%
12/31/2012                        1.33                 0                 0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              4.6%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%              7.0%
12/31/2012                        1.34                 0                 0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              4.8%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               565   $           814              0.00%              7.2%
12/31/2012                        1.34               485               652              0.00%             14.2%
12/31/2011                        1.18                 0                 0              0.00%              5.1%
12/31/2010                        1.12                 0                 0              0.00%             12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          6.3%
      2012          8.0%
      2011          7.4%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Z CLASS - 74441K503

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,438,999   $     1,419,942            27,899
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,566)
                                                       ---------------
Net assets                                             $     1,428,433
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,428,433         1,292,196   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $     1,428,433         1,292,196
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (14,691)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,691)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (34,234)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               138,971
                                                                                           ---------------
Net gain (loss)                                                                                    104,737
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        90,046
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,691)  $            (11,738)
Net realized gain (loss)                                                     (34,234)               (44,200)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         138,971                 19,771
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             90,046                (36,167)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     689,404                635,426
Cost of units redeemed                                                      (400,683)              (337,799)
Account charges                                                                 (337)                  (363)
                                                                --------------------   --------------------
Increase (decrease)                                                          288,384                297,264
                                                                --------------------   --------------------
Net increase (decrease)                                                      378,430                261,097
Net assets, beginning                                                      1,050,003                788,906
                                                                --------------------   --------------------
Net assets, ending                                              $          1,428,433   $          1,050,003
                                                                ====================   ====================

Units sold                                                                   644,519                617,521
Units redeemed                                                              (384,968)              (332,421)
                                                                --------------------   --------------------
Net increase (decrease)                                                      259,551                285,100
Units outstanding, beginning                                               1,032,645                747,545
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,292,196              1,032,645
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,457,591
Cost of units redeemed/account charges                                                             (936,805)
Net investment income (loss)                                                                        (33,392)
Net realized gain (loss)                                                                            (78,018)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 19,057
                                                                                       --------------------
Net assets                                                                             $          1,428,433
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11             1,292   $         1,428              1.25%              8.7%
12/31/2012                        1.02             1,033             1,050              1.25%             -3.7%
12/31/2011                        1.06               748               789              1.25%            -19.6%
12/31/2010                        1.31               112               147              1.25%             26.6%
12/31/2009                        1.04                 0                 0              1.25%              3.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              1.00%              9.0%
12/31/2012                        1.02                 0                 0              1.00%             -3.4%
12/31/2011                        1.06                 0                 0              1.00%            -19.4%
12/31/2010                        1.32                 0                 0              1.00%             26.9%
12/31/2009                        1.04                 0                 0              1.00%              3.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%              9.3%
12/31/2012                        1.03                 0                 0              0.75%             -3.2%
12/31/2011                        1.07                 0                 0              0.75%            -19.1%
12/31/2010                        1.32                 0                 0              0.75%             27.2%
12/31/2009                        1.04                 0                 0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%              9.5%
12/31/2012                        1.04                 0                 0              0.50%             -2.9%
12/31/2011                        1.07                 0                 0              0.50%            -18.9%
12/31/2010                        1.32                 0                 0              0.50%             27.5%
12/31/2009                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%              9.8%
12/31/2012                        1.05                 0                 0              0.25%             -2.7%
12/31/2011                        1.08                 0                 0              0.25%            -18.7%
12/31/2010                        1.33                 0                 0              0.25%             27.8%
12/31/2009                        1.04                 0                 0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%             10.1%
12/31/2012                        1.06                 0                 0              0.00%             -2.4%
12/31/2011                        1.08                 0                 0              0.00%            -18.5%
12/31/2010                        1.33                 0                 0              0.00%             28.1%
12/31/2009                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          1.6%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Z CLASS - 74440B405

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,725,703   $     2,782,199           195,621
                                                                         ===============   ===============
Receivables: investments sold                                    7,128
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,732,831
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,483,381         2,095,986   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                         249,450           201,284              1.24
                                                       ---------------   ---------------
 Total                                                 $     2,732,831         2,297,270
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        95,115
Mortality & expense charges                                                                        (29,066)
                                                                                           ---------------
Net investment income (loss)                                                                        66,049
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (13,740)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (102,936)
                                                                                           ---------------
Net gain (loss)                                                                                   (116,676)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (50,627)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             66,049    $             39,309
Net realized gain (loss)                                                     (13,740)                    126
Realized gain distributions                                                       --                  18,998
Net change in unrealized appreciation (depreciation)                        (102,936)                 57,616
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (50,627)                116,049
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,437,529               2,477,274
Cost of units redeemed                                                    (1,761,561)               (893,355)
Account charges                                                                 (914)                 (1,658)
                                                                --------------------    --------------------
Increase (decrease)                                                          675,054               1,582,261
                                                                --------------------    --------------------
Net increase (decrease)                                                      624,427               1,698,310
Net assets, beginning                                                      2,108,404                 410,094
                                                                --------------------    --------------------
Net assets, ending                                              $          2,732,831    $          2,108,404
                                                                ====================    ====================

Units sold                                                                 2,048,669               2,356,827
Units redeemed                                                            (1,487,268)               (988,324)
                                                                --------------------    --------------------
Net increase (decrease)                                                      561,401               1,368,503
Units outstanding, beginning                                               1,735,869                 367,366
                                                                --------------------    --------------------
Units outstanding, ending                                                  2,297,270               1,735,869
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,718,416
Cost of units redeemed/account charges                                                           (3,051,822)
Net investment income (loss)                                                                        107,922
Net realized gain (loss)                                                                            (13,303)
Realized gain distributions                                                                          28,114
Net change in unrealized appreciation (depreciation)                                                (56,496)
                                                                                       --------------------
Net assets                                                                             $          2,732,831
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18             2,096   $         2,483              1.25%             -2.2%
12/31/2012                        1.21             1,574             1,906              1.25%              8.5%
12/31/2011                        1.12               367               410              1.25%              6.5%
12/31/2010                        1.05                 0                 0              1.25%              4.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%             -1.9%
12/31/2012                        1.22                 0                 0              1.00%              8.7%
12/31/2011                        1.12                 0                 0              1.00%              6.7%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.75%             -1.7%
12/31/2012                        1.23                 0                 0              0.75%              9.0%
12/31/2011                        1.13                 0                 0              0.75%              7.0%
12/31/2010                        1.05                 0                 0              0.75%              5.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%             -1.4%
12/31/2012                        1.23                 0                 0              0.50%              9.3%
12/31/2011                        1.13                 0                 0              0.50%              7.3%
12/31/2010                        1.05                 0                 0              0.50%              5.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%             -1.2%
12/31/2012                        1.24                 0                 0              0.25%              9.6%
12/31/2011                        1.13                 0                 0              0.25%              7.5%
12/31/2010                        1.05                 0                 0              0.25%              5.5%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24               201   $           249              0.00%             -0.9%
12/31/2012                        1.25               162               202              0.00%              9.8%
12/31/2011                        1.14                 0                 0              0.00%              7.8%
12/31/2010                        1.06                 0                 0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          3.9%
      2012          4.5%
      2011          1.9%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL JENNISON MID CAP GROWTH FUND Z CLASS - 74441C808

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,485,801   $    15,003,995           455,044
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (61,063)
                                                       ---------------
Net assets                                             $    18,424,738
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,235,412         8,589,917   $          1.77
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.85
Band 0                                                       3,189,326         1,709,726              1.87
                                                       ---------------   ---------------
 Total                                                 $    18,424,738        10,299,643
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (164,122)
                                                                                           ---------------
Net investment income (loss)                                                                      (164,122)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           582,725
Realized gain distributions                                                                        450,889
Net change in unrealized appreciation (depreciation)                                             2,908,666
                                                                                           ---------------
Net gain (loss)                                                                                  3,942,280
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,778,158
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (164,122)   $            (48,628)
Net realized gain (loss)                                                     582,725                  94,936
Realized gain distributions                                                  450,889                 345,500
Net change in unrealized appreciation (depreciation)                       2,908,666                 629,151
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                          3,778,158               1,020,959
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,478,166               9,089,346
Cost of units redeemed                                                    (5,525,163)             (3,131,139)
Account charges                                                              (15,207)                 (9,376)
                                                                --------------------    --------------------
Increase (decrease)                                                        1,937,796               5,948,831
                                                                --------------------    --------------------
Net increase (decrease)                                                    5,715,954               6,969,790
Net assets, beginning                                                     12,708,784               5,738,994
                                                                --------------------    --------------------
Net assets, ending                                              $         18,424,738    $         12,708,784
                                                                ====================    ====================

Units sold                                                                 5,372,578               6,989,544
Units redeemed                                                            (4,065,491)             (2,695,043)
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,307,087               4,294,501
Units outstanding, beginning                                               8,992,556               4,698,055
                                                                --------------------    --------------------
Units outstanding, ending                                                 10,299,643               8,992,556
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,715,640
Cost of units redeemed/account charges                                                          (12,187,708)
Net investment income (loss)                                                                       (251,971)
Net realized gain (loss)                                                                            840,665
Realized gain distributions                                                                         826,306
Net change in unrealized appreciation (depreciation)                                              3,481,806
                                                                                       --------------------
Net assets                                                                             $         18,424,738
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77             8,590   $        15,235              1.25%             26.5%
12/31/2012                        1.40             7,165            10,047              1.25%             14.8%
12/31/2011                        1.22             4,698             5,739              1.25%              1.1%
12/31/2010                        1.21             2,367             2,858              1.25%             18.8%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              1.00%             26.8%
12/31/2012                        1.41                 0                 0              1.00%             15.1%
12/31/2011                        1.23                 0                 0              1.00%              1.4%
12/31/2010                        1.21                 0                 0              1.00%             19.1%
12/31/2009                        1.02                 0                 0              1.00%              1.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              0.75%             27.1%
12/31/2012                        1.42                 0                 0              0.75%             15.4%
12/31/2011                        1.23                 0                 0              0.75%              1.7%
12/31/2010                        1.21                 0                 0              0.75%             19.4%
12/31/2009                        1.02                 0                 0              0.75%              1.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              0.50%             27.4%
12/31/2012                        1.43                 0                 0              0.50%             15.7%
12/31/2011                        1.24                 0                 0              0.50%              1.9%
12/31/2010                        1.22                 0                 0              0.50%             19.7%
12/31/2009                        1.02                 0                 0              0.50%              1.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              0.25%             27.8%
12/31/2012                        1.45                 0                 0              0.25%             15.9%
12/31/2011                        1.25                 0                 0              0.25%              2.2%
12/31/2010                        1.22                 0                 0              0.25%             20.0%
12/31/2009                        1.02                 0                 0              0.25%              1.7%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87             1,710   $         3,189              0.00%             28.1%
12/31/2012                        1.46             1,828             2,662              0.00%             16.2%
12/31/2011                        1.25                 0                 0              0.00%              2.4%
12/31/2010                        1.22                 0                 0              0.00%             20.3%
12/31/2009                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.5%
      2011          0.5%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL GLOBAL REAL ESTATE Z CLASS - 744336504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,812,302   $     5,498,817           264,012
                                                                         ===============   ===============
Receivables: investments sold                                    1,243
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,813,545
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,801,518         1,924,640   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                       3,012,027         1,978,304              1.52
                                                       ---------------   ---------------
 Total                                                 $     5,813,545         3,902,944
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       115,025
Mortality & expense charges                                                                        (17,968)
                                                                                           ---------------
Net investment income (loss)                                                                        97,057
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           164,176
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (65,517)
                                                                                           ---------------
Net gain (loss)                                                                                     98,659
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       195,716
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             97,057    $            138,394
Net realized gain (loss)                                                     164,176                  68,456
Realized gain distributions                                                       --                      --
Net change in unrealized appreciation (depreciation)                         (65,517)                410,526
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            195,716                 617,376
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,393,403               7,634,640
Cost of units redeemed                                                    (3,143,783)             (4,266,626)
Account charges                                                               (7,924)                 (5,619)
                                                                --------------------    --------------------
Increase (decrease)                                                        1,241,696               3,362,395
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,437,412               3,979,771
Net assets, beginning                                                      4,376,133                 396,362
                                                                --------------------    --------------------
Net assets, ending                                              $          5,813,545    $          4,376,133
                                                                ====================    ====================

Units sold                                                                 3,038,042               6,520,445
Units redeemed                                                            (2,144,875)             (3,861,911)
                                                                --------------------    --------------------
Net increase (decrease)                                                      893,167               2,658,534
Units outstanding, beginning                                               3,009,777                 351,243
                                                                --------------------    --------------------
Units outstanding, ending                                                  3,902,944               3,009,777
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,582,254
Cost of units redeemed/account charges                                                           (7,569,882)
Net investment income (loss)                                                                        241,992
Net realized gain (loss)                                                                            245,696
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                313,485
                                                                                       --------------------
Net assets                                                                             $          5,813,545
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46             1,925   $         2,802              1.25%              2.6%
12/31/2012                        1.42               751             1,065              1.25%             25.7%
12/31/2011                        1.13               351               396              1.25%             -6.6%
12/31/2010                        1.21               123               149              1.25%             20.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.00%              2.8%
12/31/2012                        1.43                 0                 0              1.00%             26.1%
12/31/2011                        1.13                 0                 0              1.00%             -6.4%
12/31/2010                        1.21                 0                 0              1.00%             21.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%              3.1%
12/31/2012                        1.44                 0                 0              0.75%             26.4%
12/31/2011                        1.14                 0                 0              0.75%             -6.2%
12/31/2010                        1.21                 0                 0              0.75%             21.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%              3.4%
12/31/2012                        1.45                 0                 0              0.50%             26.7%
12/31/2011                        1.14                 0                 0              0.50%             -5.9%
12/31/2010                        1.21                 0                 0              0.50%             21.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%              3.6%
12/31/2012                        1.46                 0                 0              0.25%             27.0%
12/31/2011                        1.15                 0                 0              0.25%             -5.7%
12/31/2010                        1.22                 0                 0              0.25%             21.6%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52             1,978   $         3,012              0.00%              3.9%
12/31/2012                        1.47             2,259             3,311              0.00%             27.3%
12/31/2011                        1.15                 0                 0              0.00%             -5.5%
12/31/2010                        1.22                 0                 0              0.00%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.3%
      2012          6.2%
      2011          2.6%
      2010          5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PRUDENTIAL JENNISON 20/20 FOCUS Z CLASS - 74440G404

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       390,824   $       373,590            21,381
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,033)
                                                       ---------------
Net assets                                             $       386,791
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       386,791           245,685   $          1.57
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $       386,791           245,685
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           350
Mortality & expense charges                                                                         (4,826)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,476)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,154
Realized gain distributions                                                                         61,042
Net change in unrealized appreciation (depreciation)                                                29,278
                                                                                           ---------------
Net gain (loss)                                                                                     99,474
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        94,998
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,476)   $             (4,659)
Net realized gain (loss)                                                       9,154                  (1,962)
Realized gain distributions                                                   61,042                  18,089
Net change in unrealized appreciation (depreciation)                          29,278                  26,557
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             94,998                  38,025
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      50,217                  83,881
Cost of units redeemed                                                      (145,300)                (55,248)
Account charges                                                                  (80)                   (143)
                                                                --------------------    --------------------
Increase (decrease)                                                          (95,163)                 28,490
                                                                --------------------    --------------------
Net increase (decrease)                                                         (165)                 66,515
Net assets, beginning                                                        386,956                 320,441
                                                                --------------------    --------------------
Net assets, ending                                              $            386,791    $            386,956
                                                                ====================    ====================

Units sold                                                                    40,296                  69,140
Units redeemed                                                              (108,370)                (46,033)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (68,074)                 23,107
Units outstanding, beginning                                                 313,759                 290,652
                                                                --------------------    --------------------
Units outstanding, ending                                                    245,685                 313,759
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            503,671
Cost of units redeemed/account charges                                                             (217,197)
Net investment income (loss)                                                                        (11,569)
Net realized gain (loss)                                                                              7,036
Realized gain distributions                                                                          87,616
Net change in unrealized appreciation (depreciation)                                                 17,234
                                                                                       --------------------
Net assets                                                                             $            386,791
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57               246   $           387              1.25%             27.7%
12/31/2012                        1.23               314               387              1.25%             11.9%
12/31/2011                        1.10               291               320              1.25%             -4.7%
12/31/2010                        1.16                 0                 0              1.25%             15.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              1.00%             28.0%
12/31/2012                        1.24                 0                 0              1.00%             12.1%
12/31/2011                        1.11                 0                 0              1.00%             -4.5%
12/31/2010                        1.16                 0                 0              1.00%             15.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             28.3%
12/31/2012                        1.25                 0                 0              0.75%             12.4%
12/31/2011                        1.11                 0                 0              0.75%             -4.3%
12/31/2010                        1.16                 0                 0              0.75%             16.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.50%             28.6%
12/31/2012                        1.26                 0                 0              0.50%             12.7%
12/31/2011                        1.12                 0                 0              0.50%             -4.0%
12/31/2010                        1.16                 0                 0              0.50%             16.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             28.9%
12/31/2012                        1.27                 0                 0              0.25%             13.0%
12/31/2011                        1.12                 0                 0              0.25%             -3.8%
12/31/2010                        1.16                 0                 0              0.25%             16.4%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.00%             29.3%
12/31/2012                        1.27                 0                 0              0.00%             13.3%
12/31/2011                        1.12                 0                 0              0.00%             -3.5%
12/31/2010                        1.17                 0                 0              0.00%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.1%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND Z CLASS - 74441P403

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       344,145   $       332,938            21,018
                                                                         ===============   ===============
Receivables: investments sold                                      345
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       344,490
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       344,490           213,927   $          1.61
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       344,490           213,927
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,754
Mortality & expense charges                                                                         (3,095)
                                                                                           ---------------
Net investment income (loss)                                                                           659
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,329
Realized gain distributions                                                                         25,811
Net change in unrealized appreciation (depreciation)                                                 3,505
                                                                                           ---------------
Net gain (loss)                                                                                     57,645
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        58,304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                659    $                (47)
Net realized gain (loss)                                                      28,329                    (401)
Realized gain distributions                                                   25,811                   2,994
Net change in unrealized appreciation (depreciation)                           3,505                  24,273
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             58,304                  26,819
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     372,402                  27,075
Cost of units redeemed                                                      (213,063)                 (5,219)
Account charges                                                                  (48)                    (11)
                                                                --------------------    --------------------
Increase (decrease)                                                          159,291                  21,845
                                                                --------------------    --------------------
Net increase (decrease)                                                      217,595                  48,664
Net assets, beginning                                                        126,895                  78,231
                                                                --------------------    --------------------
Net assets, ending                                              $            344,490    $            126,895
                                                                ====================    ====================

Units sold                                                                   263,599                  23,515
Units redeemed                                                              (150,136)                 (4,839)
                                                                --------------------    --------------------
Net increase (decrease)                                                      113,463                  18,676
Units outstanding, beginning                                                 100,464                  81,788
                                                                --------------------    --------------------
Units outstanding, ending                                                    213,927                 100,464
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            572,944
Cost of units redeemed/account charges                                                             (294,758)
Net investment income (loss)                                                                            973
Net realized gain (loss)                                                                             25,319
Realized gain distributions                                                                          28,805
Net change in unrealized appreciation (depreciation)                                                 11,207
                                                                                       --------------------
Net assets                                                                             $            344,490
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61               214   $           344              1.25%             27.5%
12/31/2012                        1.26               100               127              1.25%             32.1%
12/31/2011                        0.96                82                78              1.25%            -19.7%
12/31/2010                        1.19                 0                 0              1.25%             16.3%
12/31/2009                        1.02                 0                 0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              1.00%             27.8%
12/31/2012                        1.27                 0                 0              1.00%             32.4%
12/31/2011                        0.96                 0                 0              1.00%            -19.5%
12/31/2010                        1.19                 0                 0              1.00%             16.6%
12/31/2009                        1.02                 0                 0              1.00%              2.4%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             28.1%
12/31/2012                        1.28                 0                 0              0.75%             32.7%
12/31/2011                        0.97                 0                 0              0.75%            -19.3%
12/31/2010                        1.20                 0                 0              0.75%             16.9%
12/31/2009                        1.02                 0                 0              0.75%              2.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.50%             28.4%
12/31/2012                        1.29                 0                 0              0.50%             33.0%
12/31/2011                        0.97                 0                 0              0.50%            -19.1%
12/31/2010                        1.20                 0                 0              0.50%             17.2%
12/31/2009                        1.02                 0                 0              0.50%              2.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.25%             28.8%
12/31/2012                        1.30                 0                 0              0.25%             33.4%
12/31/2011                        0.98                 0                 0              0.25%            -18.9%
12/31/2010                        1.20                 0                 0              0.25%             17.5%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                                 BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.00%             29.1%
12/31/2012                        1.31                 0                 0              0.00%             33.7%
12/31/2011                        0.98                 0                 0              0.00%            -18.7%
12/31/2010                        1.21                 0                 0              0.00%             17.8%
12/31/2009                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.6%
      2012          1.2%
      2011          3.9%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND Z CLASS - 74441P866

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,877,670   $     1,531,373            44,136
                                                                         ===============   ===============
Receivables: investments sold                                   10,034
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,887,704
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,887,704           730,130   $          2.59
Band 100                                                            --                --              2.61
Band 75                                                             --                --              2.64
Band 50                                                             --                --              2.66
Band 25                                                             --                --              2.69
Band 0                                                              --                --              2.72
                                                       ---------------   ---------------
 Total                                                 $     1,887,704           730,130
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (15,249)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,249)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            55,199
Realized gain distributions                                                                        128,218
Net change in unrealized appreciation (depreciation)                                               338,762
                                                                                           ---------------
Net gain (loss)                                                                                    522,179
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       506,930
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,249)  $             (7,093)
Net realized gain (loss)                                                      55,199                  6,765
Realized gain distributions                                                  128,218                 79,506
Net change in unrealized appreciation (depreciation)                         338,762                  5,964
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            506,930                 85,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     880,547                547,603
Cost of units redeemed                                                      (269,182)               (54,832)
Account charges                                                                 (245)                   (92)
                                                                --------------------   --------------------
Increase (decrease)                                                          611,120                492,679
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,118,050                577,821
Net assets, beginning                                                        769,654                191,833
                                                                --------------------   --------------------
Net assets, ending                                              $          1,887,704   $            769,654
                                                                ====================   ====================

Units sold                                                                   400,383                355,148
Units redeemed                                                              (129,840)               (37,504)
                                                                --------------------   --------------------
Net increase (decrease)                                                      270,543                317,644
Units outstanding, beginning                                                 459,587                141,943
                                                                --------------------   --------------------
Units outstanding, ending                                                    730,130                459,587
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,623,704
Cost of units redeemed/account charges                                                             (333,641)
Net investment income (loss)                                                                        (22,932)
Net realized gain (loss)                                                                             61,951
Realized gain distributions                                                                         212,325
Net change in unrealized appreciation (depreciation)                                                346,297
                                                                                       --------------------
Net assets                                                                             $          1,887,704
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.59               730   $         1,888              1.25%             54.4%
12/31/2012                        1.67               460               770              1.25%             23.9%
12/31/2011                        1.35               142               192              1.25%             11.6%
12/31/2010                        1.21                 0                 0              1.25%             17.3%
12/31/2009                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.61                 0   $             0              1.00%             54.8%
12/31/2012                        1.69                 0                 0              1.00%             24.2%
12/31/2011                        1.36                 0                 0              1.00%             11.9%
12/31/2010                        1.21                 0                 0              1.00%             17.6%
12/31/2009                        1.03                 0                 0              1.00%              3.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.64                 0   $             0              0.75%             55.2%
12/31/2012                        1.70                 0                 0              0.75%             24.5%
12/31/2011                        1.37                 0                 0              0.75%             12.2%
12/31/2010                        1.22                 0                 0              0.75%             17.9%
12/31/2009                        1.03                 0                 0              0.75%              3.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66                 0   $             0              0.50%             55.5%
12/31/2012                        1.71                 0                 0              0.50%             24.8%
12/31/2011                        1.37                 0                 0              0.50%             12.5%
12/31/2010                        1.22                 0                 0              0.50%             18.2%
12/31/2009                        1.03                 0                 0              0.50%              3.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69                 0   $             0              0.25%             55.9%
12/31/2012                        1.73                 0                 0              0.25%             25.2%
12/31/2011                        1.38                 0                 0              0.25%             12.7%
12/31/2010                        1.22                 0                 0              0.25%             18.5%
12/31/2009                        1.03                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.72                 0   $             0              0.00%             56.3%
12/31/2012                        1.74                 0                 0              0.00%             25.5%
12/31/2011                        1.39                 0                 0              0.00%             13.0%
12/31/2010                        1.23                 0                 0              0.00%             18.8%
12/31/2009                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL GLOBAL REAL ESTATE A CLASS - 744336108

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       816,940   $       821,187            37,462
                                                                         ===============   ===============
Receivables: investments sold                                    5,356
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       822,296
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       812,596           564,275   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                           9,700             6,440              1.51
                                                       ---------------   ---------------
 Total                                                 $       822,296           570,715
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,597
Mortality & expense charges                                                                         (9,656)
                                                                                           ---------------
Net investment income (loss)                                                                         4,941
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,272
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (66,326)
                                                                                           ---------------
Net gain (loss)                                                                                      6,946
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,887
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,941   $             15,694
Net realized gain (loss)                                                      73,272                 10,694
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (66,326)                94,183
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,887                120,571
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     695,150                488,980
Cost of units redeemed                                                      (604,547)              (254,069)
Account charges                                                                 (104)                   (68)
                                                                --------------------   --------------------
Increase (decrease)                                                           90,499                234,843
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,386                355,414
Net assets, beginning                                                        719,910                364,496
                                                                --------------------   --------------------
Net assets, ending                                              $            822,296   $            719,910
                                                                ====================   ====================

Units sold                                                                   549,158                380,428
Units redeemed                                                              (487,202)              (194,731)
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,956                185,697
Units outstanding, beginning                                                 508,759                323,062
                                                                --------------------   --------------------
Units outstanding, ending                                                    570,715                508,759
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,659,932
Cost of units redeemed/account charges                                                             (941,785)
Net investment income (loss)                                                                         25,007
Net realized gain (loss)                                                                             83,389
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (4,247)
                                                                                       --------------------
Net assets                                                                             $            822,296
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               564   $           813              1.25%              2.3%
12/31/2012                        1.41               423               596              1.25%             25.4%
12/31/2011                        1.12               241               271              1.25%             -6.9%
12/31/2010                        1.21                15                18              1.25%             20.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%              2.6%
12/31/2012                        1.42                 0                 0              1.00%             25.7%
12/31/2011                        1.13                 0                 0              1.00%             -6.7%
12/31/2010                        1.21                 0                 0              1.00%             20.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%              2.8%
12/31/2012                        1.43                 0                 0              0.75%             26.0%
12/31/2011                        1.13                 0                 0              0.75%             -6.5%
12/31/2010                        1.21                 0                 0              0.75%             21.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%              3.1%
12/31/2012                        1.43                 0                 0              0.50%             26.3%
12/31/2011                        1.14                 0                 0              0.50%             -6.2%
12/31/2010                        1.21                 0                 0              0.50%             21.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%              3.4%
12/31/2012                        1.44                 0                 0              0.25%             26.6%
12/31/2011                        1.14                 0                 0              0.25%             -6.0%
12/31/2010                        1.21                 0                 0              0.25%             21.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 6   $            10              0.00%              3.6%
12/31/2012                        1.45                85               124              0.00%             26.9%
12/31/2011                        1.15                82                94              0.00%             -5.8%
12/31/2010                        1.22                 0                 0              0.00%             21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          3.9%
      2011          3.4%
      2010          4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PRUDENTIAL JENNISON 20/20 FOCUS A CLASS - 74440G107

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       393,726   $       384,638            24,634
                                                                         ===============   ===============
Receivables: investments sold                                   28,753
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       422,479
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       422,479           271,338   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $       422,479           271,338
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,704)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,704)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,596
Realized gain distributions                                                                         60,612
Net change in unrealized appreciation (depreciation)                                                 2,446
                                                                                           ---------------
Net gain (loss)                                                                                     73,654
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        69,950
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,704)  $             (2,506)
Net realized gain (loss)                                                      10,596                  1,195
Realized gain distributions                                                   60,612                 10,905
Net change in unrealized appreciation (depreciation)                           2,446                  9,627
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             69,950                 19,221
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     194,690                 86,064
Cost of units redeemed                                                       (61,182)               (42,476)
Account charges                                                                  (48)                  (126)
                                                                --------------------   --------------------
Increase (decrease)                                                          133,460                 43,462
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,410                 62,683
Net assets, beginning                                                        219,069                156,386
                                                                --------------------   --------------------
Net assets, ending                                              $            422,479   $            219,069
                                                                ====================   ====================

Units sold                                                                   137,793                 88,080
Units redeemed                                                               (45,446)               (51,636)
                                                                --------------------   --------------------
Net increase (decrease)                                                       92,347                 36,444
Units outstanding, beginning                                                 178,991                142,547
                                                                --------------------   --------------------
Units outstanding, ending                                                    271,338                178,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            477,622
Cost of units redeemed/account charges                                                             (141,612)
Net investment income (loss)                                                                         (6,890)
Net realized gain (loss)                                                                              9,556
Realized gain distributions                                                                          74,715
Net change in unrealized appreciation (depreciation)                                                  9,088
                                                                                       --------------------
Net assets                                                                             $            422,479
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               271   $           422              1.25%             27.2%
12/31/2012                        1.22               179               219              1.25%             11.6%
12/31/2011                        1.10               143               156              1.25%             -5.1%
12/31/2010                        1.16                12                13              1.25%             15.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%             27.5%
12/31/2012                        1.23                 0                 0              1.00%             11.8%
12/31/2011                        1.10                 0                 0              1.00%             -4.8%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%             27.9%
12/31/2012                        1.24                 0                 0              0.75%             12.1%
12/31/2011                        1.11                 0                 0              0.75%             -4.6%
12/31/2010                        1.16                 0                 0              0.75%             15.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.50%             28.2%
12/31/2012                        1.25                 0                 0              0.50%             12.4%
12/31/2011                        1.11                 0                 0              0.50%             -4.3%
12/31/2010                        1.16                 0                 0              0.50%             16.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.25%             28.5%
12/31/2012                        1.26                 0                 0              0.25%             12.7%
12/31/2011                        1.11                 0                 0              0.25%             -4.1%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.00%             28.8%
12/31/2012                        1.26                 0                 0              0.00%             13.0%
12/31/2011                        1.12                 0                 0              0.00%             -3.9%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   RIDGEWORTH HIGH INCOME R CLASS - 76628T603

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       794,708   $       777,594           111,069
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,892)
                                                       ---------------
Net assets                                             $       790,816
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       790,816           649,555   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $       790,816           649,555
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        39,491
Mortality & expense charges                                                                         (8,942)
                                                                                           ---------------
Net investment income (loss)                                                                        30,549
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,645
Realized gain distributions                                                                         16,447
Net change in unrealized appreciation (depreciation)                                               (17,487)
                                                                                           ---------------
Net gain (loss)                                                                                      7,605
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        38,154
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,549   $             26,502
Net realized gain (loss)                                                       8,645                   (459)
Realized gain distributions                                                   16,447                     --
Net change in unrealized appreciation (depreciation)                         (17,487)                47,927
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,154                 73,970
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     275,907                265,664
Cost of units redeemed                                                      (140,985)               (73,295)
Account charges                                                                 (237)                  (195)
                                                                --------------------   --------------------
Increase (decrease)                                                          134,685                192,174
                                                                --------------------   --------------------
Net increase (decrease)                                                      172,839                266,144
Net assets, beginning                                                        617,977                351,833
                                                                --------------------   --------------------
Net assets, ending                                              $            790,816   $            617,977
                                                                ====================   ====================

Units sold                                                                   233,507                255,678
Units redeemed                                                              (119,365)               (70,880)
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,142                184,798
Units outstanding, beginning                                                 535,413                350,615
                                                                --------------------   --------------------
Units outstanding, ending                                                    649,555                535,413
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            984,654
Cost of units redeemed/account charges                                                             (292,034)
Net investment income (loss)                                                                         63,385
Net realized gain (loss)                                                                             (1,516)
Realized gain distributions                                                                          19,213
Net change in unrealized appreciation (depreciation)                                                 17,114
                                                                                       --------------------
Net assets                                                                             $            790,816
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22               650   $           791              1.25%              5.5%
12/31/2012                        1.15               535               618              1.25%             15.0%
12/31/2011                        1.00               351               352              1.25%             -1.1%
12/31/2010                        1.01                 0                 0              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.00%              5.7%
12/31/2012                        1.16                 0                 0              1.00%             15.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.9%
12/31/2010                        1.02                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%              6.0%
12/31/2012                        1.17                 0                 0              0.75%             15.6%
12/31/2011                        1.01                 0                 0              0.75%             -0.6%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.50%              6.3%
12/31/2012                        1.17                 0                 0              0.50%             15.9%
12/31/2011                        1.01                 0                 0              0.50%             -0.4%
12/31/2010                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.25%              6.5%
12/31/2012                        1.18                 0                 0              0.25%             16.2%
12/31/2011                        1.02                 0                 0              0.25%             -0.1%
12/31/2010                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.00%              6.8%
12/31/2012                        1.19                 0                 0              0.00%             16.5%
12/31/2011                        1.02                 0                 0              0.00%              0.1%
12/31/2010                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          5.6%
      2012          6.9%
      2011          4.3%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RIDGEWORTH MID-CAP VALUE EQUITY INSTITUTIONAL CLASS - 76628R615

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,744,383   $    11,030,868           787,077
                                                                         ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                (16,523)
                                                       ---------------
Net assets                                             $    10,727,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,727,860         6,740,117   $          1.59
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $    10,727,860         6,740,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        86,738
Mortality & expense charges                                                                        (63,600)
                                                                                           ---------------
Net investment income (loss)                                                                        23,138
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           221,792
Realized gain distributions                                                                      1,132,837
Net change in unrealized appreciation (depreciation)                                              (349,327)
                                                                                           ---------------
Net gain (loss)                                                                                  1,005,302
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,028,440
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,138   $               (942)
Net realized gain (loss)                                                     221,792                (11,049)
Realized gain distributions                                                1,132,837                  2,031
Net change in unrealized appreciation (depreciation)                        (349,327)               198,179
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,028,440                188,219
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,259,224                301,630
Cost of units redeemed                                                    (1,303,234)              (722,581)
Account charges                                                                 (790)                  (160)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,955,200               (421,111)
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,983,640               (232,892)
Net assets, beginning                                                        744,220                977,112
                                                                --------------------   --------------------
Net assets, ending                                              $         10,727,860   $            744,220
                                                                ====================   ====================

Units sold                                                                 7,037,598                273,206
Units redeemed                                                              (903,371)              (624,070)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,134,227               (350,864)
Units outstanding, beginning                                                 605,890                956,754
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,740,117                605,890
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,445,772
Cost of units redeemed/account charges                                                           (2,858,619)
Net investment income (loss)                                                                         25,056
Net realized gain (loss)                                                                            183,820
Realized gain distributions                                                                       1,218,316
Net change in unrealized appreciation (depreciation)                                               (286,485)
                                                                                       --------------------
Net assets                                                                             $         10,727,860
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59             6,740   $        10,728              1.25%             29.6%
12/31/2012                        1.23               606               744              1.25%             20.3%
12/31/2011                        1.02               957               977              1.25%             -8.5%
12/31/2010                        1.12                 0                 0              1.25%             11.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             29.9%
12/31/2012                        1.23                 0                 0              1.00%             20.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.2%
12/31/2010                        1.12                 0                 0              1.00%             11.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.75%             30.2%
12/31/2012                        1.24                 0                 0              0.75%             20.9%
12/31/2011                        1.03                 0                 0              0.75%             -8.0%
12/31/2010                        1.12                 0                 0              0.75%             11.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%             30.6%
12/31/2012                        1.25                 0                 0              0.50%             21.2%
12/31/2011                        1.03                 0                 0              0.50%             -7.8%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.25%             30.9%
12/31/2012                        1.26                 0                 0              0.25%             21.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.5%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.66                 0   $             0              0.00%             31.2%
12/31/2012                        1.26                 0                 0              0.00%             21.8%
12/31/2011                        1.04                 0                 0              0.00%             -7.3%
12/31/2010                        1.12                 0                 0              0.00%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.5%
      2012          1.5%
      2011          1.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        RIDGEWORTH LARGE CAP VALUE EQUITY INSTITUTIONAL CLASS - 76628R672

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,622,166   $     2,907,060           215,660
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,850)
                                                       ---------------
Net assets                                             $     3,612,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,612,316         2,236,108   $          1.62
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $     3,612,316         2,236,108
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        43,976
Mortality & expense charges                                                                        (40,182)
                                                                                           ---------------
Net investment income (loss)                                                                         3,794
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,965
Realized gain distributions                                                                        383,367
Net change in unrealized appreciation (depreciation)                                               358,191
                                                                                           ---------------
Net gain (loss)                                                                                    884,523
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       888,317
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,794   $             17,452
Net realized gain (loss)                                                     142,965                 32,507
Realized gain distributions                                                  383,367                     --
Net change in unrealized appreciation (depreciation)                         358,191                299,007
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            888,317                348,966
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     550,343                594,170
Cost of units redeemed                                                      (559,676)              (392,731)
Account charges                                                                 (768)                  (616)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,101)               200,823
                                                                --------------------   --------------------
Net increase (decrease)                                                      878,216                549,789
Net assets, beginning                                                      2,734,100              2,184,311
                                                                --------------------   --------------------
Net assets, ending                                              $          3,612,316   $          2,734,100
                                                                ====================   ====================

Units sold                                                                   406,139                608,636
Units redeemed                                                              (412,959)              (425,318)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,820)               183,318
Units outstanding, beginning                                               2,242,928              2,059,610
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,236,108              2,242,928
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,028,420
Cost of units redeemed/account charges                                                           (3,716,990)
Net investment income (loss)                                                                         28,312
Net realized gain (loss)                                                                            174,101
Realized gain distributions                                                                         383,367
Net change in unrealized appreciation (depreciation)                                                715,106
                                                                                       --------------------
Net assets                                                                             $          3,612,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62             2,236   $         3,612              1.25%             32.5%
12/31/2012                        1.22             2,243             2,734              1.25%             14.9%
12/31/2011                        1.06             2,060             2,184              1.25%             -2.7%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              1.00%             32.9%
12/31/2012                        1.23                 0                 0              1.00%             15.2%
12/31/2011                        1.06                 0                 0              1.00%             -2.5%
12/31/2010                        1.09                 0                 0              1.00%              9.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             33.2%
12/31/2012                        1.23                 0                 0              0.75%             15.5%
12/31/2011                        1.07                 0                 0              0.75%             -2.2%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.50%             33.5%
12/31/2012                        1.24                 0                 0              0.50%             15.8%
12/31/2011                        1.07                 0                 0              0.50%             -2.0%
12/31/2010                        1.09                 0                 0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%             33.9%
12/31/2012                        1.25                 0                 0              0.25%             16.1%
12/31/2011                        1.07                 0                 0              0.25%             -1.7%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.00%             34.2%
12/31/2012                        1.25                 0                 0              0.00%             16.4%
12/31/2011                        1.08                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%              9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.4%
      2012          2.0%
      2011          1.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RIDGEWORTH LARGE CAP VALUE EQUITY A CLASS - 76628R664

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,312,700   $     1,175,232            79,109
                                                                         ===============   ===============
Receivables: investments sold                                    4,478
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,317,178
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,317,178           822,227   $          1.60
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.65
Band 0                                                              --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $     1,317,178           822,227
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,331
Mortality & expense charges                                                                        (12,475)
                                                                                           ---------------
Net investment income (loss)                                                                           856
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,722
Realized gain distributions                                                                        140,025
Net change in unrealized appreciation (depreciation)                                                76,480
                                                                                           ---------------
Net gain (loss)                                                                                    262,227
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       263,083
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                856   $              2,601
Net realized gain (loss)                                                      45,722                 19,350
Realized gain distributions                                                  140,025                     --
Net change in unrealized appreciation (depreciation)                          76,480                 47,832

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            263,083                 69,783
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     754,158                471,934
Cost of units redeemed                                                      (345,815)              (332,043)
Account charges                                                                 (634)                  (368)
                                                                --------------------   --------------------
Increase (decrease)                                                          407,709                139,523
                                                                --------------------   --------------------
Net increase (decrease)                                                      670,792                209,306
Net assets, beginning                                                        646,386                437,080
                                                                --------------------   --------------------
Net assets, ending                                              $          1,317,178   $            646,386
                                                                ====================   ====================

Units sold                                                                   543,156                451,878
Units redeemed                                                              (254,312)              (332,196)
                                                                --------------------   --------------------
Net increase (decrease)                                                      288,844                119,682
Units outstanding, beginning                                                 533,383                413,701
                                                                --------------------   --------------------
Units outstanding, ending                                                    822,227                533,383
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,962,161
Cost of units redeemed/account charges                                                             (984,094)
Net investment income (loss)                                                                          4,836
Net realized gain (loss)                                                                             56,782
Realized gain distributions                                                                         140,025
Net change in unrealized appreciation (depreciation)                                                137,468
                                                                                       --------------------
Net assets                                                                             $          1,317,178
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60               822   $         1,317              1.25%             32.2%
12/31/2012                        1.21               533               646              1.25%             14.7%
12/31/2011                        1.06               414               437              1.25%             -3.1%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              1.00%             32.5%
12/31/2012                        1.22                 0                 0              1.00%             15.0%
12/31/2011                        1.06                 0                 0              1.00%             -2.8%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%             32.9%
12/31/2012                        1.23                 0                 0              0.75%             15.3%
12/31/2011                        1.06                 0                 0              0.75%             -2.6%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.50%             33.2%
12/31/2012                        1.23                 0                 0              0.50%             15.6%
12/31/2011                        1.07                 0                 0              0.50%             -2.3%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.25%             33.5%
12/31/2012                        1.24                 0                 0              0.25%             15.9%
12/31/2011                        1.07                 0                 0              0.25%             -2.1%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.00%             33.9%
12/31/2012                        1.25                 0                 0              0.00%             16.2%
12/31/2011                        1.07                 0                 0              0.00%             -1.9%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.4%
      2012          1.7%
      2011          1.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        RIDGEWORTH SMALL CAP VALUE EQUITY INSTITUTIONAL CLASS - 76628R474

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       478,488   $       391,051            26,612
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,925)
                                                       ---------------
Net assets                                             $       475,563
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       475,563           299,147   $          1.59
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $       475,563           299,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,400
Mortality & expense charges                                                                         (4,632)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,232)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,969
Realized gain distributions                                                                         15,538
Net change in unrealized appreciation (depreciation)                                                76,394
                                                                                           ---------------
Net gain (loss)                                                                                    105,901
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       104,669
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,232)  $              1,051
Net realized gain (loss)                                                      13,969                    540
Realized gain distributions                                                   15,538                  6,416
Net change in unrealized appreciation (depreciation)                          76,394                 20,690
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            104,669                 28,697
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     201,100                115,619
Cost of units redeemed                                                       (70,611)               (54,332)
Account charges                                                                  (53)                   (43)
                                                                --------------------   --------------------
Increase (decrease)                                                          130,436                 61,244
                                                                --------------------   --------------------
Net increase (decrease)                                                      235,105                 89,941
Net assets, beginning                                                        240,458                150,517
                                                                --------------------   --------------------
Net assets, ending                                              $            475,563   $            240,458
                                                                ====================   ====================

Units sold                                                                   147,730                104,637
Units redeemed                                                               (50,319)               (48,553)
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,411                 56,084
Units outstanding, beginning                                                 201,736                145,652
                                                                --------------------   --------------------
Units outstanding, ending                                                    299,147                201,736
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            542,535
Cost of units redeemed/account charges                                                             (197,841)
Net investment income (loss)                                                                            (92)
Net realized gain (loss)                                                                             14,420
Realized gain distributions                                                                          29,104
Net change in unrealized appreciation (depreciation)                                                 87,437
                                                                                       --------------------
Net assets                                                                             $            475,563
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59               299   $           476              1.25%             33.4%
12/31/2012                        1.19               202               240              1.25%             15.3%
12/31/2011                        1.03               146               151              1.25%             -4.9%
12/31/2010                        1.09                 0                 0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              1.00%             33.7%
12/31/2012                        1.20                 0                 0              1.00%             15.6%
12/31/2011                        1.04                 0                 0              1.00%             -4.7%
12/31/2010                        1.09                 0                 0              1.00%              8.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.75%             34.0%
12/31/2012                        1.20                 0                 0              0.75%             15.9%
12/31/2011                        1.04                 0                 0              0.75%             -4.4%
12/31/2010                        1.09                 0                 0              0.75%              8.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%             34.4%
12/31/2012                        1.21                 0                 0              0.50%             16.2%
12/31/2011                        1.04                 0                 0              0.50%             -4.2%
12/31/2010                        1.09                 0                 0              0.50%              8.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.25%             34.7%
12/31/2012                        1.22                 0                 0              0.25%             16.5%
12/31/2011                        1.05                 0                 0              0.25%             -4.0%
12/31/2010                        1.09                 0                 0              0.25%              8.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.00%             35.0%
12/31/2012                        1.22                 0                 0              0.00%             16.8%
12/31/2011                        1.05                 0                 0              0.00%             -3.7%
12/31/2010                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.9%
      2012          1.9%
      2011          0.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   RIDGEWORTH HIGH INCOME A CLASS - 76628T504

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,491,623   $     4,414,041           635,462
                                                                         ===============   ===============
Receivables: investments sold                                   39,226
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,530,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,530,849         3,682,025   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $     4,530,849         3,682,025
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       237,422
Mortality & expense charges                                                                        (51,527)
                                                                                           ---------------
Net investment income (loss)                                                                       185,895
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,027
Realized gain distributions                                                                         95,859
Net change in unrealized appreciation (depreciation)                                               (80,783)
                                                                                           ---------------
Net gain (loss)                                                                                     38,103
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       223,998
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            185,895   $            163,089
Net realized gain (loss)                                                      23,027                  1,266
Realized gain distributions                                                   95,859                     --
Net change in unrealized appreciation (depreciation)                         (80,783)               291,978
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            223,998                456,333
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,447,728                783,381
Cost of units redeemed                                                      (761,652)              (358,063)
Account charges                                                               (2,612)                  (564)
                                                                --------------------   --------------------
Increase (decrease)                                                          683,464                424,754
                                                                --------------------   --------------------
Net increase (decrease)                                                      907,462                881,087
Net assets, beginning                                                      3,623,387              2,742,300
                                                                --------------------   --------------------
Net assets, ending                                              $          4,530,849   $          3,623,387
                                                                ====================   ====================

Units sold                                                                 1,229,251                737,758
Units redeemed                                                              (660,792)              (344,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                      568,459                393,357
Units outstanding, beginning                                               3,113,566              2,720,209
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,682,025              3,113,566
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,593,245
Cost of units redeemed/account charges                                                           (1,688,798)
Net investment income (loss)                                                                        412,109
Net realized gain (loss)                                                                             13,338
Realized gain distributions                                                                         123,373
Net change in unrealized appreciation (depreciation)                                                 77,582
                                                                                       --------------------
Net assets                                                                             $          4,530,849
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23             3,682   $         4,531              1.25%              5.7%
12/31/2012                        1.16             3,114             3,623              1.25%             15.4%
12/31/2011                        1.01             2,720             2,742              1.25%             -0.7%
12/31/2010                        1.02                 0                 0              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              1.00%              6.0%
12/31/2012                        1.17                 0                 0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -0.5%
12/31/2010                        1.02                 0                 0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.75%              6.3%
12/31/2012                        1.18                 0                 0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -0.2%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%              6.5%
12/31/2012                        1.18                 0                 0              0.50%             16.3%
12/31/2011                        1.02                 0                 0              0.50%              0.0%
12/31/2010                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.25%              6.8%
12/31/2012                        1.19                 0                 0              0.25%             16.6%
12/31/2011                        1.02                 0                 0              0.25%              0.3%
12/31/2010                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.28                 0   $             0              0.00%              7.1%
12/31/2012                        1.20                 0                 0              0.00%             16.9%
12/31/2011                        1.02                 0                 0              0.00%              0.5%
12/31/2010                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          5.8%
      2012          6.4%
      2011          5.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               RIDGEWORTH MID-CAP VALUE EQUITY A CLASS - 76628R599

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,270,521   $     1,264,832            93,541
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,779)
                                                       ---------------
Net assets                                             $     1,263,742
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,041,199           660,091   $          1.58
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                         222,543           135,596              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,263,742           795,687
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,394
Mortality & expense charges                                                                         (8,272)
                                                                                           ---------------
Net investment income (loss)                                                                          (878)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,082
Realized gain distributions                                                                        134,906
Net change in unrealized appreciation (depreciation)                                               (33,170)
                                                                                           ---------------
Net gain (loss)                                                                                    167,818
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       166,940
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (878)  $                324
Net realized gain (loss)                                                      66,082                (16,251)
Realized gain distributions                                                  134,906                    859
Net change in unrealized appreciation (depreciation)                         (33,170)                61,843
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            166,940                 46,775
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,092,542                206,150
Cost of units redeemed                                                      (300,602)              (108,796)
Account charges                                                                 (603)                  (336)
                                                                --------------------   --------------------
Increase (decrease)                                                          791,337                 97,018
                                                                --------------------   --------------------
Net increase (decrease)                                                      958,277                143,793
Net assets, beginning                                                        305,465                161,672
                                                                --------------------   --------------------
Net assets, ending                                              $          1,263,742   $            305,465
                                                                ====================   ====================

Units sold                                                                   763,012                189,769
Units redeemed                                                              (217,647)               (98,264)
                                                                --------------------   --------------------
Net increase (decrease)                                                      545,365                 91,505
Units outstanding, beginning                                                 250,322                158,817
                                                                --------------------   --------------------
Units outstanding, ending                                                    795,687                250,322
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,591,142
Cost of units redeemed/account charges                                                             (537,880)
Net investment income (loss)                                                                            (47)
Net realized gain (loss)                                                                             45,211
Realized gain distributions                                                                         159,627
Net change in unrealized appreciation (depreciation)                                                  5,689
                                                                                       --------------------
Net assets                                                                             $          1,263,742
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58               660   $         1,041              1.25%             29.3%
12/31/2012                        1.22               250               305              1.25%             19.9%
12/31/2011                        1.02               159               162              1.25%             -8.7%
12/31/2010                        1.11                 0                 0              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              1.00%             29.6%
12/31/2012                        1.23                 0                 0              1.00%             20.2%
12/31/2011                        1.02                 0                 0              1.00%             -8.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             29.9%
12/31/2012                        1.23                 0                 0              0.75%             20.5%
12/31/2011                        1.02                 0                 0              0.75%             -8.2%
12/31/2010                        1.12                 0                 0              0.75%             11.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             0              0.50%             30.2%
12/31/2012                        1.24                 0                 0              0.50%             20.8%
12/31/2011                        1.03                 0                 0              0.50%             -8.0%
12/31/2010                        1.12                 0                 0              0.50%             11.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%             30.6%
12/31/2012                        1.25                 0                 0              0.25%             21.1%
12/31/2011                        1.03                 0                 0              0.25%             -7.8%
12/31/2010                        1.12                 0                 0              0.25%             11.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64               136   $           223              0.00%             30.9%
12/31/2012                        1.25                 0                 0              0.00%             21.4%
12/31/2011                        1.03                 0                 0              0.00%             -7.5%
12/31/2010                        1.12                 0                 0              0.00%             11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.9%
      2012          1.4%
      2011          2.3%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RIDGEWORTH SMALL CAP VALUE EQUITY A CLASS - 76628R466

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,308,774   $     1,044,468            73,495
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (18,937)
                                                       ---------------
Net assets                                             $     1,289,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,236,557           785,239   $          1.57
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                          53,280            32,517              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,289,837           817,756
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,683
Mortality & expense charges                                                                        (13,537)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,854)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            51,693
Realized gain distributions                                                                         45,699
Net change in unrealized appreciation (depreciation)                                               233,907
                                                                                           ---------------
Net gain (loss)                                                                                    331,299
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       325,445
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,854)  $              5,174
Net realized gain (loss)                                                      51,693                  8,340
Realized gain distributions                                                   45,699                 24,736
Net change in unrealized appreciation (depreciation)                         233,907                 32,148

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            325,445                 70,398
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     497,837              1,431,124
Cost of units redeemed                                                      (409,552)              (703,803)
Account charges                                                                 (991)                  (381)
                                                                --------------------   --------------------
Increase (decrease)                                                           87,294                726,940
                                                                --------------------   --------------------
Net increase (decrease)                                                      412,739                797,338
Net assets, beginning                                                        877,098                 79,760
                                                                --------------------   --------------------
Net assets, ending                                              $          1,289,837   $            877,098
                                                                ====================   ====================

Units sold                                                                   378,732              2,287,210
Units redeemed                                                              (300,294)            (1,625,356)
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,438                661,854
Units outstanding, beginning                                                 739,318                 77,464
                                                                --------------------   --------------------
Units outstanding, ending                                                    817,756                739,318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $          2,022,597
Cost of units redeemed/account charges                                                           (1,128,898)
Net investment income (loss)                                                                           (685)
Net realized gain (loss)                                                                             58,015
Realized gain distributions                                                                          74,502
Net change in unrealized appreciation (depreciation)                                                264,306
                                                                                       --------------------
Net assets                                                                             $          1,289,837
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57               785   $         1,237              1.25%             33.0%
12/31/2012                        1.18               693               820              1.25%             15.0%
12/31/2011                        1.03                77                80              1.25%             -5.2%
12/31/2010                        1.09                 0                 0              1.25%              8.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013              $         1.59                 0   $             0              1.00%             33.3%
12/31/2012                        1.19                 0                 0              1.00%             15.3%
12/31/2011                        1.03                 0                 0              1.00%             -4.9%
12/31/2010                        1.09                 0                 0              1.00%              8.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%             33.6%
12/31/2012                        1.20                 0                 0              0.75%             15.6%
12/31/2011                        1.04                 0                 0              0.75%             -4.7%
12/31/2010                        1.09                 0                 0              0.75%              8.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%             34.0%
12/31/2012                        1.20                 0                 0              0.50%             15.9%
12/31/2011                        1.04                 0                 0              0.50%             -4.5%
12/31/2010                        1.09                 0                 0              0.50%              8.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------

12/31/2013             $          1.63                 0   $             0              0.25%             34.3%
12/31/2012                        1.21                 0                 0              0.25%             16.2%
12/31/2011                        1.04                 0                 0              0.25%             -4.2%
12/31/2010                        1.09                 0                 0              0.25%              8.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                33   $            53              0.00%             34.6%
12/31/2012                        1.22                47                57              0.00%             16.5%
12/31/2011                        1.04                 0                 0              0.00%             -4.0%
12/31/2010                        1.09                 0                 0              0.00%              8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               2.2%
                2011               0.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RIDGEWORTH TOTAL RETURN BOND A CLASS - 76628T496

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        57,165   $        60,357             5,492
                                                                         ===============   ===============
Receivables: investments sold                                      998
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        58,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        58,163            55,148   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $        58,163            55,148
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           672
Mortality & expense charges                                                                           (531)
                                                                                           ---------------
Net investment income (loss)                                                                           141
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (48)
Realized gain distributions                                                                            428
Net change in unrealized appreciation (depreciation)                                                (2,467)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,087)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,946)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                141   $                 40
Net realized gain (loss)                                                         (48)                  (183)
Realized gain distributions                                                      428                    878
Net change in unrealized appreciation (depreciation)                          (2,467)                  (725)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,946)                    10
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,576                 50,430
Cost of units redeemed                                                          (439)               (13,468)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           23,137                 36,962
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,191                 36,972
Net assets, beginning                                                         36,972                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             58,163   $             36,972
                                                                ====================   ====================

Units sold                                                                    22,096                 45,826
Units redeemed                                                                  (416)               (12,358)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,680                 33,468
Units outstanding, beginning                                                  33,468                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,148                 33,468
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $             74,006
Cost of units redeemed/account charges                                                              (13,907)
Net investment income (loss)                                                                            181
Net realized gain (loss)                                                                               (231)
Realized gain distributions                                                                           1,306
Net change in unrealized appreciation (depreciation)                                                 (3,192)
                                                                                       --------------------
Net assets                                                                             $             58,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                55   $            58              1.25%             -4.5%
12/31/2012                        1.10                33                37              1.25%              3.4%
12/31/2011                        1.07                 0                 0              1.25%              8.1%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              1.00%             -4.3%
12/31/2012                        1.11                 0                 0              1.00%              3.6%
12/31/2011                        1.07                 0                 0              1.00%              8.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.75%             -4.1%
12/31/2012                        1.12                 0                 0              0.75%              3.9%
12/31/2011                        1.07                 0                 0              0.75%              8.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.50%             -3.8%
12/31/2012                        1.12                 0                 0              0.50%              4.2%
12/31/2011                        1.08                 0                 0              0.50%              8.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.25%             -3.6%
12/31/2012                        1.13                 0                 0              0.25%              4.4%
12/31/2011                        1.08                 0                 0              0.25%              9.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.00%             -3.3%
12/31/2012                        1.14                 0                 0              0.00%              4.7%
12/31/2011                        1.08                 0                 0              0.00%              9.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               0.9%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RIDGEWORTH TOTAL RETURN BOND R CLASS - 76628T488

                             STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       196,017   $       206,501            19,296
                                                                         ===============   ===============
Receivables: investments sold                                    1,770
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       197,787
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       197,787           189,268   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       197,787           189,268
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,578
Mortality & expense charges                                                                         (2,560)
                                                                                           ---------------
Net investment income (loss)                                                                            18
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,136)
Realized gain distributions                                                                          1,958
Net change in unrealized appreciation (depreciation)                                                (9,520)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,698)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (10,680)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 18   $                138
Net realized gain (loss)                                                      (3,136)                    15
Realized gain distributions                                                    1,958                  2,904
Net change in unrealized appreciation (depreciation)                          (9,520)                  (964)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,680)                 2,093
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     153,538                235,336
Cost of units redeemed                                                      (107,926)               (74,468)
Account charges                                                                  (40)                   (66)
                                                                --------------------   --------------------
Increase (decrease)                                                           45,572                160,802
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,892                162,895
Net assets, beginning                                                        162,895                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            197,787   $            162,895
                                                                ====================   ====================

Units sold                                                                   144,099                217,165
Units redeemed                                                              (103,206)               (68,790)
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,893                148,375
Units outstanding, beginning                                                 148,375                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    189,268                148,375
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2013

Proceeds from units sold                                                               $            388,874
Cost of units redeemed/account charges                                                             (182,500)
Net investment income (loss)                                                                            156
Net realized gain (loss)                                                                             (3,121)
Realized gain distributions                                                                           4,862
Net change in unrealized appreciation (depreciation)                                                (10,484)
                                                                                       --------------------
Net assets                                                                             $            197,787
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05               189   $           198              1.25%             -4.8%
12/31/2012                        1.10               148               163              1.25%              3.1%
12/31/2011                        1.06                 0                 0              1.25%              7.9%
12/31/2010                        0.99                 0                 0              1.25%             -1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.05                 0   $             0              1.00%             -4.6%
12/31/2012                        1.10                 0                 0              1.00%              3.4%
12/31/2011                        1.07                 0                 0              1.00%              8.1%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.75%             -4.3%
12/31/2012                        1.11                 0                 0              0.75%              3.6%
12/31/2011                        1.07                 0                 0              0.75%              8.4%
12/31/2010                        0.99                 0                 0              0.75%             -1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.50%             -4.1%
12/31/2012                        1.12                 0                 0              0.50%              3.9%
12/31/2011                        1.07                 0                 0              0.50%              8.7%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              0.25%             -3.9%
12/31/2012                        1.12                 0                 0              0.25%              4.1%
12/31/2011                        1.08                 0                 0              0.25%              8.9%
12/31/2010                        0.99                 0                 0              0.25%             -1.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.00%             -3.6%
12/31/2012                        1.13                 0                 0              0.00%              4.4%
12/31/2011                        1.08                 0                 0              0.00%              9.2%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.5%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RUSSELL COMMODITY STRATEGIES FUND S CLASS - 782494363

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       136,882   $       137,656            18,144
                                                                         ===============   ===============
Receivables: investments sold                                   15,709
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       152,591
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------

Band 125                                               $       152,591           181,387   $          0.84
Band 100                                                            --                --              0.85
Band 75                                                             --                --              0.85
Band 50                                                             --                --              0.86
Band 25                                                             --                --              0.86
Band 0                                                              --                --              0.86
                                                       ---------------   ---------------
  Total                                                $       152,591           181,387
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (492)
                                                                                           ---------------
Net investment income (loss)                                                                          (492)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (22)
Realized gain distributions                                                                              6
Net change in unrealized appreciation (depreciation)                                                  (774)
                                                                                           ---------------
Net gain (loss)                                                                                       (790)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,282)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (492)  $                 --
Net realized gain (loss)                                                         (22)                    --
Realized gain distributions                                                        6                     --
Net change in unrealized appreciation (depreciation)                            (774)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,282)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     184,713                     --
Cost of units redeemed                                                       (30,663)                    --
Account charges                                                                 (177)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          153,873                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      152,591                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            152,591   $                 --
                                                                ====================   ====================

Units sold                                                                   216,556                     --
Units redeemed                                                               (35,169)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,387                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    181,387                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            184,713
Cost of units redeemed/account charges                                                              (30,840)
Net investment income (loss)                                                                           (492)
Net realized gain (loss)                                                                                (22)
Realized gain distributions                                                                               6
Net change in unrealized appreciation (depreciation)                                                   (774)
                                                                                       --------------------
Net assets                                                                             $            152,591
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.84               181   $           153              1.25%            -10.8%
12/31/2012                        0.94                 0                 0              1.25%             -3.6%
12/31/2011                        0.98                 0                 0              1.25%             -2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.85                 0   $             0              1.00%            -10.6%
12/31/2012                        0.95                 0                 0              1.00%             -3.4%
12/31/2011                        0.98                 0                 0              1.00%             -2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.85                 0   $             0              0.75%            -10.3%
12/31/2012                        0.95                 0                 0              0.75%             -3.1%
12/31/2011                        0.98                 0                 0              0.75%             -2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              0.50%            -10.1%
12/31/2012                        0.95                 0                 0              0.50%             -2.9%
12/31/2011                        0.98                 0                 0              0.50%             -2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              0.25%             -9.9%
12/31/2012                        0.95                 0                 0              0.25%             -2.7%
12/31/2011                        0.98                 0                 0              0.25%             -2.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          0.86                 0   $             0              0.00%             -9.7%
12/31/2012                        0.96                 0                 0              0.00%             -2.4%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL GLOBAL INFRASTRUCTURE S CLASS - 782494256 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
  Total                                                $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              1.25%             14.6%
12/31/2012                        1.15                 0                 0              1.25%             13.0%
12/31/2011                        1.02                 0                 0              1.25%              1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              1.00%             14.9%
12/31/2012                        1.16                 0                 0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%              1.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.75%             15.2%
12/31/2012                        1.16                 0                 0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%              2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.50%             15.5%
12/31/2012                        1.16                 0                 0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%              2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.25%             15.8%
12/31/2012                        1.17                 0                 0              0.25%             14.2%
12/31/2011                        1.02                 0                 0              0.25%              2.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.00%             16.0%
12/31/2012                        1.17                 0                 0              0.00%             14.4%
12/31/2011                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              1.25%             -0.8%
12/31/2012                        1.18                 0                 0              1.25%             15.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              1.00%             -0.5%
12/31/2012                        1.18                 0                 0              1.00%             15.5%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.75%             -0.3%
12/31/2012                        1.18                 0                 0              0.75%             15.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.50%              0.0%
12/31/2012                        1.19                 0                 0              0.50%             16.1%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              0.25%              0.2%
12/31/2012                        1.19                 0                 0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.00%              0.5%
12/31/2012                        1.19                 0                 0              0.00%             16.6%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            RUSSELL GLOBAL REAL ESTATE SECURITIES S CLASS - 782493761

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,767,177   $     1,755,113            48,805
                                                                         ===============   ===============
Receivables: investments sold                                   12,269
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,779,446
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,779,446           982,671   $          1.81
Band 100                                                            --                --              1.83
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.93
                                                       ---------------   ---------------
 Total                                                 $     1,779,446           982,671
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        53,994
Mortality & expense charges                                                                        (23,576)
                                                                                           ---------------
Net investment income (loss)                                                                        30,418
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,846
Realized gain distributions                                                                        131,841
Net change in unrealized appreciation (depreciation)                                              (197,998)
                                                                                           ---------------
Net gain (loss)                                                                                      5,689
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        36,107
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,418   $             75,905
Net realized gain (loss)                                                      71,846                 32,729
Realized gain distributions                                                  131,841                  5,829
Net change in unrealized appreciation (depreciation)                        (197,998)               247,984
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,107                362,447
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     389,153                251,565
Cost of units redeemed                                                      (463,605)              (289,826)
Account charges                                                                 (699)                  (558)
                                                                --------------------   --------------------
Increase (decrease)                                                          (75,151)               (38,819)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,044)               323,628
Net assets, beginning                                                      1,818,490              1,494,862
                                                                --------------------   --------------------
Net assets, ending                                              $          1,779,446   $          1,818,490
                                                                ====================   ====================

Units sold                                                                   225,520                266,760
Units redeemed                                                              (265,857)              (304,813)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,337)               (38,053)
Units outstanding, beginning                                               1,023,008              1,061,061
                                                                --------------------   --------------------
Units outstanding, ending                                                    982,671              1,023,008
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,089,561
Cost of units redeemed/account charges                                                           (1,793,044)
Net investment income (loss)                                                                        134,949
Net realized gain (loss)                                                                            198,246
Realized gain distributions                                                                         137,670
Net change in unrealized appreciation (depreciation)                                                 12,064
                                                                                       --------------------
Net assets                                                                             $          1,779,446
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81               983   $         1,779              1.25%              1.9%
12/31/2012                        1.78             1,023             1,818              1.25%             26.2%
12/31/2011                        1.41             1,061             1,495              1.25%             -8.6%
12/31/2010                        1.54               933             1,438              1.25%             21.6%
12/31/2009                        1.27               648               821              1.25%             28.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              1.00%              2.1%
12/31/2012                        1.80                 0                 0              1.00%             26.5%
12/31/2011                        1.42                 0                 0              1.00%             -8.4%
12/31/2010                        1.55                 0                 0              1.00%             21.9%
12/31/2009                        1.27                 0                 0              1.00%             28.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.75%              2.4%
12/31/2012                        1.81                 0                 0              0.75%             26.8%
12/31/2011                        1.43                 0                 0              0.75%             -8.2%
12/31/2010                        1.56                 0                 0              0.75%             22.2%
12/31/2009                        1.27                 0                 0              0.75%             28.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.50%              2.6%
12/31/2012                        1.83                 0                 0              0.50%             27.1%
12/31/2011                        1.44                 0                 0              0.50%             -7.9%
12/31/2010                        1.57                 0                 0              0.50%             22.5%
12/31/2009                        1.28                 0                 0              0.50%             29.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                 0   $             0              0.25%              2.9%
12/31/2012                        1.85                 0                 0              0.25%             27.4%
12/31/2011                        1.45                 0                 0              0.25%             -7.7%
12/31/2010                        1.57                 0                 0              0.25%             22.8%
12/31/2009                        1.28                 0                 0              0.25%             29.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.00%              3.2%
12/31/2012                        1.87                 0                 0              0.00%             27.8%
12/31/2011                        1.46                 0                 0              0.00%             -7.5%
12/31/2010                        1.58                 0                 0              0.00%             23.1%
12/31/2009                        1.28                 0                 0              0.00%             29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.0%
                2012               5.8%
                2011               2.3%
                2010               2.5%
                2009               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R1 CLASS - 782494173

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,257   $        37,631             3,227
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (43)
                                                       ---------------
Net assets                                             $        39,214
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        39,214            28,567   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $        39,214            28,567
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           937
Mortality & expense charges                                                                           (435)
                                                                                           ---------------
Net investment income (loss)                                                                           502
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,404
Realized gain distributions                                                                            123
Net change in unrealized appreciation (depreciation)                                                 1,112
                                                                                           ---------------
Net gain (loss)                                                                                      5,639
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,141
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                502   $                281
Net realized gain (loss)                                                       4,404                    (33)
Realized gain distributions                                                      123                    281
Net change in unrealized appreciation (depreciation)                           1,112                    514
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,141                  1,043
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,612                 26,948
Cost of units redeemed                                                        (2,170)                (1,122)
Account charges                                                                  (77)                  (161)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,365                 25,665
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,506                 26,708
Net assets, beginning                                                         26,708                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             39,214   $             26,708
                                                                ====================   ====================

Units sold                                                                    49,928                 24,392
Units redeemed                                                               (44,579)                (1,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,349                 23,218
Units outstanding, beginning                                                  23,218                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     28,567                 23,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             35,560
Cost of units redeemed/account charges                                                               (3,530)
Net investment income (loss)                                                                            783
Net realized gain (loss)                                                                              4,371
Realized gain distributions                                                                             404
Net change in unrealized appreciation (depreciation)                                                  1,626
                                                                                       --------------------
Net assets                                                                             $             39,214
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                29   $            39              1.25%             19.3%
12/31/2012                        1.15                23                27              1.25%             13.6%
12/31/2011                        1.01                 0                 0              1.25%              1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             19.6%
12/31/2012                        1.15                 0                 0              1.00%             13.9%
12/31/2011                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             19.9%
12/31/2012                        1.16                 0                 0              0.75%             14.2%
12/31/2011                        1.01                 0                 0              0.75%              1.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             20.2%
12/31/2012                        1.16                 0                 0              0.50%             14.4%
12/31/2011                        1.01                 0                 0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             20.5%
12/31/2012                        1.16                 0                 0              0.25%             14.7%
12/31/2011                        1.01                 0                 0              0.25%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.00%             20.8%
12/31/2012                        1.17                 0                 0              0.00%             15.0%
12/31/2011                        1.02                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.8%
                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R3 CLASS - 782493597

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,490,886   $     6,544,476           721,248
                                                                         ===============   ===============
Receivables: investments sold                                    5,424
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,496,310
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,669,603         4,822,958   $          1.59
Band 100                                                        82,465            50,626              1.63
Band 75                                                             --                --              1.67
Band 50                                                        597,781           349,732              1.71
Band 25                                                             --                --              1.75
Band 0                                                         146,461            81,661              1.79
                                                       ---------------   ---------------
 Total                                                 $     8,496,310         5,304,977
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       145,211
Mortality & expense charges                                                                        (95,244)
                                                                                           ---------------
Net investment income (loss)                                                                        49,967
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           579,333
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               518,457
                                                                                           ---------------
Net gain (loss)                                                                                  1,097,790
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,147,757
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,967   $             35,298
Net realized gain (loss)                                                     579,333                107,207
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         518,457                712,336
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,147,757                854,841
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,021,539              1,487,262
Cost of units redeemed                                                    (1,977,953)            (1,089,008)
Account charges                                                               (7,176)                (6,127)
                                                                --------------------   --------------------
Increase (decrease)                                                         (963,590)               392,127
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,167              1,246,968
Net assets, beginning                                                      8,312,143              7,065,175
                                                                --------------------   --------------------
Net assets, ending                                              $          8,496,310   $          8,312,143
                                                                ====================   ====================

Units sold                                                                 1,339,874              1,381,490
Units redeemed                                                            (1,968,655)            (1,091,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (628,781)               289,524
Units outstanding, beginning                                               5,933,758              5,644,234
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,304,977              5,933,758
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,163,273
Cost of units redeemed/account charges                                                          (11,894,980)
Net investment income (loss)                                                                        373,673
Net realized gain (loss)                                                                           (496,108)
Realized gain distributions                                                                         404,042
Net change in unrealized appreciation (depreciation)                                              1,946,410
                                                                                       --------------------
Net assets                                                                             $          8,496,310
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59             4,823   $         7,670              1.25%             14.7%
12/31/2012                        1.39             5,205             7,215              1.25%             11.8%
12/31/2011                        1.24             4,913             6,090              1.25%             -6.8%
12/31/2010                        1.33             4,778             6,354              1.25%             12.3%
12/31/2009                        1.18             4,297             5,086              1.25%             27.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                51   $            82              1.00%             15.0%
12/31/2012                        1.42                30                42              1.00%             12.1%
12/31/2011                        1.26                12                15              1.00%             -6.6%
12/31/2010                        1.35                 7                10              1.00%             12.6%
12/31/2009                        1.20                 6                 8              1.00%             27.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.75%             15.3%
12/31/2012                        1.45                 0                 0              0.75%             12.4%
12/31/2011                        1.29                 0                 0              0.75%             -6.3%
12/31/2010                        1.37                 0                 0              0.75%             12.9%
12/31/2009                        1.22                 0                 0              0.75%             27.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71               350   $           598              0.50%             15.6%
12/31/2012                        1.48               385               570              0.50%             12.7%
12/31/2011                        1.31               413               542              0.50%             -6.1%
12/31/2010                        1.40               403               564              0.50%             13.2%
12/31/2009                        1.23               358               442              0.50%             27.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.25%             15.9%
12/31/2012                        1.51                 0                 0              0.25%             13.0%
12/31/2011                        1.34                 0                 0              0.25%             -5.8%
12/31/2010                        1.42                 0                 0              0.25%             13.5%
12/31/2009                        1.25                 0                 0              0.25%             28.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                82   $           146              0.00%             16.2%
12/31/2012                        1.54               314               485              0.00%             13.2%
12/31/2011                        1.36               307               418              0.00%             -5.6%
12/31/2010                        1.44               314               453              0.00%             13.8%
12/31/2009                        1.27               294               374              0.00%             28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.7%
      2012          1.6%
      2011          1.4%
      2010          2.3%
      2009          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R3 CLASS - 782494157

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        85,750   $        74,257             7,060
                                                                         ===============   ===============
Receivables: investments sold                                       34
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        85,784
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        85,784            63,218   $          1.36
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $        85,784            63,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,750
Mortality & expense charges                                                                           (976)
                                                                                           ---------------
Net investment income (loss)                                                                           774
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,410
Realized gain distributions                                                                            283
Net change in unrealized appreciation (depreciation)                                                10,459
                                                                                           ---------------
Net gain (loss)                                                                                     12,152
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,926
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                774   $                567
Net realized gain (loss)                                                       1,410                    186
Realized gain distributions                                                      283                    720
Net change in unrealized appreciation (depreciation)                          10,459                  1,034
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,926                  2,507
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,467                118,632
Cost of units redeemed                                                       (15,931)               (55,531)
Account charges                                                                 (234)                   (52)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,302                 63,049
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,228                 65,556
Net assets, beginning                                                         65,556                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             85,784   $             65,556
                                                                ====================   ====================

Units sold                                                                    26,795                252,386
Units redeemed                                                               (20,959)              (195,004)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,836                 57,382
Units outstanding, beginning                                                  57,382                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     63,218                 57,382
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            142,099
Cost of units redeemed/account charges                                                              (71,748)
Net investment income (loss)                                                                          1,341
Net realized gain (loss)                                                                              1,596
Realized gain distributions                                                                           1,003
Net change in unrealized appreciation (depreciation)                                                 11,493
                                                                                       --------------------
Net assets                                                                             $             85,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                63   $            86              1.25%             18.8%
12/31/2012                        1.14                57                66              1.25%             13.0%
12/31/2011                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             19.1%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.01                 0                 0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.75%             19.4%
12/31/2012                        1.15                 0                 0              0.75%             13.6%
12/31/2011                        1.01                 0                 0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.50%             19.7%
12/31/2012                        1.15                 0                 0              0.50%             13.9%
12/31/2011                        1.01                 0                 0              0.50%              1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.25%             20.0%
12/31/2012                        1.16                 0                 0              0.25%             14.2%
12/31/2011                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.00%             20.3%
12/31/2012                        1.16                 0                 0              0.00%             14.4%
12/31/2011                        1.01                 0                 0              0.00%              1.3%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.3%
      2012          2.6%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R3 CLASS - 782493589

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,779,447   $    12,948,389         1,313,266
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,248)
                                                       ---------------
Net assets                                             $    15,759,199
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,351,017         8,530,511   $          1.57
Band 100                                                        39,805            24,828              1.60
Band 75                                                             --                --              1.64
Band 50                                                        767,986           456,512              1.68
Band 25                                                             --                --              1.72
Band 0                                                       1,600,391           906,630              1.77
                                                       ---------------   ---------------
 Total                                                 $    15,759,199         9,918,481
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       257,085
Mortality & expense charges                                                                       (170,190)
                                                                                           ---------------
Net investment income (loss)                                                                        86,895
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           844,506
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               707,251
                                                                                           ---------------
Net gain (loss)                                                                                  1,551,757
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,638,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             86,895   $            181,963
Net realized gain (loss)                                                     844,506                635,383
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         707,251              1,014,111
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,638,652              1,831,457
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,359,478              1,682,532
Cost of units redeemed                                                    (4,197,218)            (3,698,218)
Account charges                                                              (25,531)               (20,342)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,863,271)            (2,036,028)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,224,619)              (204,571)
Net assets, beginning                                                     16,983,818             17,188,389
                                                                --------------------   --------------------
Net assets, ending                                              $         15,759,199   $         16,983,818
                                                                ====================   ====================

Units sold                                                                 1,843,744              2,668,956
Units redeemed                                                            (3,670,230)            (4,145,373)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,826,486)            (1,476,417)
Units outstanding, beginning                                              11,744,967             13,221,384
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,918,481             11,744,967
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         54,520,234
Cost of units redeemed/account charges                                                          (42,543,709)
Net investment income (loss)                                                                      1,427,635
Net realized gain (loss)                                                                         (1,231,546)
Realized gain distributions                                                                         755,527
Net change in unrealized appreciation (depreciation)                                              2,831,058
                                                                                       --------------------
Net assets                                                                             $         15,759,199
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57             8,531   $        13,351              1.25%             10.4%
12/31/2012                        1.42             9,417            13,347              1.25%             10.8%
12/31/2011                        1.28            10,824            13,844              1.25%             -4.2%
12/31/2010                        1.34             9,069            12,111              1.25%             11.7%
12/31/2009                        1.20             7,762             9,282              1.25%             24.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                25   $            40              1.00%             10.7%
12/31/2012                        1.45                37                54              1.00%             11.1%
12/31/2011                        1.30                43                56              1.00%             -4.0%
12/31/2010                        1.36                39                52              1.00%             11.9%
12/31/2009                        1.21                36                44              1.00%             25.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             11.0%
12/31/2012                        1.48                 0                 0              0.75%             11.4%
12/31/2011                        1.33                 0                 0              0.75%             -3.7%
12/31/2010                        1.38                 0                 0              0.75%             12.2%
12/31/2009                        1.23                 0                 0              0.75%             25.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68               457   $           768              0.50%             11.3%
12/31/2012                        1.51               491               742              0.50%             11.6%
12/31/2011                        1.35               460               623              0.50%             -3.5%
12/31/2010                        1.40               426               598              0.50%             12.5%
12/31/2009                        1.25               374               467              0.50%             25.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.25%             11.5%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%             -3.3%
12/31/2010                        1.43                 0                 0              0.25%             12.8%
12/31/2009                        1.27                 0                 0              0.25%             26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77               907   $         1,600              0.00%             11.8%
12/31/2012                        1.58             1,799             2,841              0.00%             12.2%
12/31/2011                        1.41             1,895             2,666              0.00%             -3.0%
12/31/2010                        1.45             1,849             2,682              0.00%             13.1%
12/31/2009                        1.28             1,830             2,348              0.00%             26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.6%
      2012          2.1%
      2011          1.9%
      2010          3.2%
      2009          3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R3 CLASS - 782493571

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,978,862   $     4,450,262           428,076
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (332)
                                                       ---------------
Net assets                                             $     4,978,530
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,704,674         3,266,255   $          1.44
Band 100                                                           642               435              1.48
Band 75                                                             --                --              1.51
Band 50                                                        272,537           176,040              1.55
Band 25                                                             --                --              1.59
Band 0                                                             677               417              1.62
                                                       ---------------   ---------------
 Total                                                 $     4,978,530         3,443,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        60,882
Mortality & expense charges                                                                        (59,434)
                                                                                           ---------------
Net investment income (loss)                                                                         1,448
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,984
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                97,771
                                                                                           ---------------
Net gain (loss)                                                                                    240,755
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       242,203
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,448   $             67,732
Net realized gain (loss)                                                     142,984                 76,882
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          97,771                253,184
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            242,203                397,798
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     804,808              1,048,842
Cost of units redeemed                                                    (1,004,481)            (1,017,288)
Account charges                                                               (8,677)                (7,351)
                                                                --------------------   --------------------
Increase (decrease)                                                         (208,350)                24,203
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,853                422,001
Net assets, beginning                                                      4,944,677              4,522,676
                                                                --------------------   --------------------
Net assets, ending                                              $          4,978,530   $          4,944,677
                                                                ====================   ====================

Units sold                                                                   819,460                890,440
Units redeemed                                                              (954,908)              (877,346)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (135,448)                13,094
Units outstanding, beginning                                               3,578,595              3,565,501
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,443,147              3,578,595
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,753,776
Cost of units redeemed/account charges                                                           (6,694,372)
Net investment income (loss)                                                                        441,376
Net realized gain (loss)                                                                           (155,693)
Realized gain distributions                                                                         104,843
Net change in unrealized appreciation (depreciation)                                                528,600
                                                                                       --------------------
Net assets                                                                             $          4,978,530
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44             3,266   $         4,705              1.25%              4.9%
12/31/2012                        1.37             3,317             4,557              1.25%              8.9%
12/31/2011                        1.26             3,292             4,154              1.25%             -1.6%
12/31/2010                        1.28             2,906             3,725              1.25%             10.5%
12/31/2009                        1.16             1,975             2,290              1.25%             22.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             1              1.00%              5.1%
12/31/2012                        1.40                 0                 0              1.00%              9.2%
12/31/2011                        1.29                 0                 0              1.00%             -1.3%
12/31/2010                        1.30                 0                 0              1.00%             10.8%
12/31/2009                        1.18                 0                 0              1.00%             22.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.75%              5.4%
12/31/2012                        1.43                 0                 0              0.75%              9.4%
12/31/2011                        1.31                 0                 0              0.75%             -1.1%
12/31/2010                        1.32                 0                 0              0.75%             11.1%
12/31/2009                        1.19                 0                 0              0.75%             22.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55               176   $           273              0.50%              5.6%
12/31/2012                        1.47               190               278              0.50%              9.7%
12/31/2011                        1.34               202               270              0.50%             -0.8%
12/31/2010                        1.35               178               240              0.50%             11.3%
12/31/2009                        1.21               234               283              0.50%             23.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.25%              5.9%
12/31/2012                        1.50                 0                 0              0.25%             10.0%
12/31/2011                        1.36                 0                 0              0.25%             -0.6%
12/31/2010                        1.37                 0                 0              0.25%             11.6%
12/31/2009                        1.23                 0                 0              0.25%             23.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.62                 0   $             1              0.00%              6.2%
12/31/2012                        1.53                72               109              0.00%             10.2%
12/31/2011                        1.39                71                98              0.00%             -0.3%
12/31/2010                        1.39                73               101              0.00%             11.9%
12/31/2009                        1.24               212               264              0.00%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.2%
      2012          2.6%
      2011          2.3%
      2010          4.2%
      2009          3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R3 CLASS - 782493563

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,137,241   $     3,086,175           287,928
                                                                         ===============   ===============
Receivables: investments sold                                    4,060
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,141,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,438,132         1,823,944   $          1.34
Band 100                                                       136,746            99,866              1.37
Band 75                                                             --                --              1.40
Band 50                                                        536,977           373,734              1.44
Band 25                                                             --                --              1.47
Band 0                                                          29,446            19,532              1.51
                                                       ---------------   ---------------
 Total                                                 $     3,141,301         2,317,076
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        34,452
Mortality & expense charges                                                                        (35,918)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,466)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            61,507
Realized gain distributions                                                                         61,180
Net change in unrealized appreciation (depreciation)                                               (72,457)
                                                                                           ---------------
Net gain (loss)                                                                                     50,230
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        48,764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,466)  $             59,250
Net realized gain (loss)                                                      61,507                 15,757
Realized gain distributions                                                   61,180                  6,596
Net change in unrealized appreciation (depreciation)                         (72,457)               122,899
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,764                204,502
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     388,114              1,776,341
Cost of units redeemed                                                      (886,382)              (934,307)
Account charges                                                               (2,474)                (2,415)
                                                                --------------------   --------------------
Increase (decrease)                                                         (500,742)               839,619
                                                                --------------------   --------------------
Net increase (decrease)                                                     (451,978)             1,044,121
Net assets, beginning                                                      3,593,279              2,549,158
                                                                --------------------   --------------------
Net assets, ending                                              $          3,141,301   $          3,593,279
                                                                ====================   ====================

Units sold                                                                   634,521              1,605,664
Units redeemed                                                            (1,004,497)              (954,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (369,976)               651,385
Units outstanding, beginning                                               2,687,052              2,035,667
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,317,076              2,687,052
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,425,937
Cost of units redeemed/account charges                                                           (5,742,102)
Net investment income (loss)                                                                        281,089
Net realized gain (loss)                                                                             23,200
Realized gain distributions                                                                         102,111
Net change in unrealized appreciation (depreciation)                                                 51,066
                                                                                       --------------------
Net assets                                                                             $          3,141,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             1,824   $         2,438              1.25%              1.3%
12/31/2012                        1.32             2,234             2,949              1.25%              6.7%
12/31/2011                        1.24             1,640             2,027              1.25%              0.5%
12/31/2010                        1.23             1,366             1,681              1.25%              8.5%
12/31/2009                        1.13             1,135             1,286              1.25%             18.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37               100   $           137              1.00%              1.5%
12/31/2012                        1.35                 5                 7              1.00%              7.0%
12/31/2011                        1.26                 2                 3              1.00%              0.7%
12/31/2010                        1.25                 0                 0              1.00%              8.8%
12/31/2009                        1.15                 0                 0              1.00%             18.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%              1.8%
12/31/2012                        1.38                 0                 0              0.75%              7.3%
12/31/2011                        1.28                 0                 0              0.75%              1.0%
12/31/2010                        1.27                 0                 0              0.75%              9.1%
12/31/2009                        1.17                 0                 0              0.75%             18.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               374   $           537              0.50%              2.1%
12/31/2012                        1.41               327               460              0.50%              7.6%
12/31/2011                        1.31               320               419              0.50%              1.2%
12/31/2010                        1.29               294               380              0.50%              9.4%
12/31/2009                        1.18               224               264              0.50%             19.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%              2.3%
12/31/2012                        1.44                 0                 0              0.25%              7.8%
12/31/2011                        1.33                 0                 0              0.25%              1.5%
12/31/2010                        1.31                 0                 0              0.25%              9.6%
12/31/2009                        1.20                 0                 0              0.25%             19.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                20   $            29              0.00%              2.6%
12/31/2012                        1.47               121               178              0.00%              8.1%
12/31/2011                        1.36                74               100              0.00%              1.7%
12/31/2010                        1.34               184               246              0.00%              9.9%
12/31/2009                        1.22                32                39              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.0%
      2012          3.0%
      2011          2.3%
      2010          4.4%
      2009          3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R3 CLASS - 782493555

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,590,729   $     2,792,537           324,166
                                                                         ===============   ===============
Receivables: investments sold                                    1,039
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,591,768
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,859,898         1,788,660   $          1.60
Band 100                                                           172               105              1.64
Band 75                                                             --                --              1.68
Band 50                                                        264,388           153,841              1.72
Band 25                                                             --                --              1.76
Band 0                                                         467,310           259,140              1.80
                                                       ---------------   ---------------
 Total                                                 $     3,591,768         2,201,746
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        67,207
Mortality & expense charges                                                                        (34,745)
                                                                                           ---------------
Net investment income (loss)                                                                        32,462
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           243,272
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               322,284
                                                                                           ---------------
Net gain (loss)                                                                                    565,556
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       598,018
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             32,462   $             13,015
Net realized gain (loss)                                                     243,272                112,151
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         322,284                296,523
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            598,018                421,689
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     497,864                687,669
Cost of units redeemed                                                    (1,114,753)              (554,054)
Account charges                                                               (4,422)                (2,285)
                                                                --------------------   --------------------
Increase (decrease)                                                         (621,311)               131,330
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,293)               553,019
Net assets, beginning                                                      3,615,061              3,062,042
                                                                --------------------   --------------------
Net assets, ending                                              $          3,591,768   $          3,615,061
                                                                ====================   ====================

Units sold                                                                   431,693                763,902
Units redeemed                                                              (817,854)              (661,038)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (386,161)               102,864
Units outstanding, beginning                                               2,587,907              2,485,043
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,201,746              2,587,907
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,788,748
Cost of units redeemed/account charges                                                           (6,807,856)
Net investment income (loss)                                                                        131,727
Net realized gain (loss)                                                                           (578,248)
Realized gain distributions                                                                         259,205
Net change in unrealized appreciation (depreciation)                                                798,192
                                                                                       --------------------
Net assets                                                                             $          3,591,768
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60             1,789   $         2,860              1.25%             17.9%
12/31/2012                        1.36             1,839             2,494              1.25%             13.2%
12/31/2011                        1.20             1,720             2,059              1.25%             -8.4%
12/31/2010                        1.31             1,828             2,388              1.25%             12.1%
12/31/2009                        1.17             1,834             2,137              1.25%             28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              1.00%             18.2%
12/31/2012                        1.39                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%             -8.1%
12/31/2010                        1.33                18                24              1.00%             12.4%
12/31/2009                        1.18                13                16              1.00%             29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68                 0   $             0              0.75%             18.5%
12/31/2012                        1.42                 0                 0              0.75%             13.8%
12/31/2011                        1.24                 0                 0              0.75%             -7.9%
12/31/2010                        1.35                 0                 0              0.75%             12.7%
12/31/2009                        1.20                 0                 0              0.75%             29.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72               154   $           264              0.50%             18.8%
12/31/2012                        1.45               152               220              0.50%             14.1%
12/31/2011                        1.27               110               139              0.50%             -7.7%
12/31/2010                        1.37                96               132              0.50%             13.0%
12/31/2009                        1.22                66                80              0.50%             29.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.25%             19.1%
12/31/2012                        1.48                 0                 0              0.25%             14.4%
12/31/2011                        1.29                 0                 0              0.25%             -7.4%
12/31/2010                        1.40                 0                 0              0.25%             13.2%
12/31/2009                        1.23                 0                 0              0.25%             30.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80               259   $           467              0.00%             19.4%
12/31/2012                        1.51               596               900              0.00%             14.7%
12/31/2011                        1.32               656               864              0.00%             -7.2%
12/31/2010                        1.42               565               801              0.00%             13.5%
12/31/2009                        1.25               498               623              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          1.3%
      2011          1.1%
      2010          1.4%
      2009          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,016   $         1,016                52
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,016
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,016               841   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $         1,016               841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            10
Mortality & expense charges                                                                            (10)
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                    (5)
                                                                                           ---------------
Net gain (loss)                                                                                         (5)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            (5)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                  1
Net realized gain (loss)                                                          (1)                    (1)
Realized gain distributions                                                        1                      5
Net change in unrealized appreciation (depreciation)                              (5)                     6
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (5)                    11
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         413                    418
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              413                    418
                                                                --------------------   --------------------
Net increase (decrease)                                                          408                    429
Net assets, beginning                                                            608                    179
                                                                --------------------   --------------------
Net assets, ending                                              $              1,016   $                608
                                                                ====================   ====================

Units sold                                                                       341                    348
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          341                    348
Units outstanding, beginning                                                     500                    152
                                                                --------------------   --------------------
Units outstanding, ending                                                        841                    500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              1,012
Cost of units redeemed/account charges                                                                   (1)
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                               6
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $              1,016
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 1   $             1              1.25%             -0.6%
12/31/2012                        1.22                 1                 1              1.25%              3.5%
12/31/2011                        1.17                 0                 0              1.25%              0.0%
12/31/2010                        1.17                 0                 0              1.25%              3.7%
12/31/2009                        1.13                 0                 0              1.25%             11.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              1.00%             -0.4%
12/31/2012                        1.23                 0                 0              1.00%              3.8%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%              4.0%
12/31/2009                        1.13                 0                 0              1.00%             12.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%             -0.1%
12/31/2012                        1.24                 0                 0              0.75%              4.0%
12/31/2011                        1.19                 0                 0              0.75%              0.5%
12/31/2010                        1.19                 0                 0              0.75%              4.3%
12/31/2009                        1.14                 0                 0              0.75%             12.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.50%              0.1%
12/31/2012                        1.25                 0                 0              0.50%              4.3%
12/31/2011                        1.20                 0                 0              0.50%              0.8%
12/31/2010                        1.19                 0                 0              0.50%              4.5%
12/31/2009                        1.14                 0                 0              0.50%             12.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.27                 0   $             0              0.25%              0.4%
12/31/2012                        1.27                 0                 0              0.25%              4.5%
12/31/2011                        1.21                 0                 0              0.25%              1.1%
12/31/2010                        1.20                 0                 0              0.25%              4.8%
12/31/2009                        1.14                 0                 0              0.25%             12.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.00%              0.6%
12/31/2012                        1.28                 0                 0              0.00%              4.8%
12/31/2011                        1.22                 0                 0              0.00%              1.3%
12/31/2010                        1.20                 0                 0              0.00%              5.0%
12/31/2009                        1.15                 0                 0              0.00%             13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.2%
      2012          1.5%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  RUSSELL EMERGING MARKETS S CLASS - 782493746

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       304,503   $       305,997            17,002
                                                                         ===============   ===============
Receivables: investments sold                                    1,204
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       305,707
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       305,707           156,717   $          1.95
Band 100                                                            --                --              1.98
Band 75                                                             --                --              2.00
Band 50                                                             --                --              2.03
Band 25                                                             --                --              2.05
Band 0                                                              --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $       305,707           156,717
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,140
Mortality & expense charges                                                                         (3,782)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,642)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,955
Realized gain distributions                                                                          8,849
Net change in unrealized appreciation (depreciation)                                               (24,264)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,460)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (8,102)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,642)  $               (519)
Net realized gain (loss)                                                       8,955                 (7,409)
Realized gain distributions                                                    8,849                     --
Net change in unrealized appreciation (depreciation)                         (24,264)                24,826
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (8,102)                16,898
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,268                586,400
Cost of units redeemed                                                      (140,516)              (335,333)
Account charges                                                                 (195)                  (213)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,557                250,854
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,455                267,752
Net assets, beginning                                                        277,252                  9,500
                                                                --------------------   --------------------
Net assets, ending                                              $            305,707   $            277,252
                                                                ====================   ====================

Units sold                                                                    91,303                320,446
Units redeemed                                                               (72,913)              (187,673)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,390                132,773
Units outstanding, beginning                                                 138,327                  5,554
                                                                --------------------   --------------------
Units outstanding, ending                                                    156,717                138,327
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            779,774
Cost of units redeemed/account charges                                                             (486,051)
Net investment income (loss)                                                                         (2,152)
Net realized gain (loss)                                                                              6,400
Realized gain distributions                                                                           9,230
Net change in unrealized appreciation (depreciation)                                                 (1,494)
                                                                                       --------------------
Net assets                                                                             $            305,707
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95               157   $           306              1.25%            -2.7%
12/31/2012                        2.00               138               277              1.25%            17.2%
12/31/2011                        1.71                 6                10              1.25%           -19.0%
12/31/2010                        2.11                 9                18              1.25%            18.6%
12/31/2009                        1.78                 2                 3              1.25%            81.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              1.00%            -2.4%
12/31/2012                        2.02                 0                 0              1.00%            17.5%
12/31/2011                        1.72                 0                 0              1.00%           -18.8%
12/31/2010                        2.12                 0                 0              1.00%            18.9%
12/31/2009                        1.79                 0                 0              1.00%            82.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              0.75%            -2.2%
12/31/2012                        2.05                 0                 0              0.75%            17.8%
12/31/2011                        1.74                 0                 0              0.75%           -18.6%
12/31/2010                        2.13                 0                 0              0.75%            19.2%
12/31/2009                        1.79                 0                 0              0.75%            82.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.50%            -1.9%
12/31/2012                        2.07                 0                 0              0.50%            18.1%
12/31/2011                        1.75                 0                 0              0.50%           -18.4%
12/31/2010                        2.14                 0                 0              0.50%            19.5%
12/31/2009                        1.79                 0                 0              0.50%            83.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.25%            -1.7%
12/31/2012                        2.09                 0                 0              0.25%            18.4%
12/31/2011                        1.76                 0                 0              0.25%           -18.2%
12/31/2010                        2.16                 0                 0              0.25%            19.8%
12/31/2009                        1.80                 0                 0              0.25%            83.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.00%            -1.5%
12/31/2012                        2.11                 0                 0              0.00%            18.7%
12/31/2011                        1.78                 0                 0              0.00%           -18.0%
12/31/2010                        2.17                 0                 0              0.00%            20.1%
12/31/2009                        1.80                 0                 0              0.00%            84.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.9%
                2011               1.1%
                2010               1.5%
                2009               5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          2.41
Band 100                                                            --                --              2.44
Band 75                                                             --                --              2.48
Band 50                                                             --                --              2.51
Band 25                                                             --                --              2.54
Band 0                                                              --                --              2.57
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.41                 0   $             0              1.25%            31.2%
12/31/2012                        1.84                 0                 0              1.25%            18.0%
12/31/2011                        1.56                 0                 0              1.25%            -1.6%
12/31/2010                        1.58                 0                 0              1.25%            13.9%
12/31/2009                        1.39                 0                 0              1.25%            39.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.44                 0   $             0              1.00%            31.6%
12/31/2012                        1.86                 0                 0              1.00%            18.3%
12/31/2011                        1.57                 0                 0              1.00%            -1.3%
12/31/2010                        1.59                 0                 0              1.00%            14.2%
12/31/2009                        1.39                 0                 0              1.00%            40.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.48                 0   $             0              0.75%            31.9%
12/31/2012                        1.88                 0                 0              0.75%            18.6%
12/31/2011                        1.58                 0                 0              0.75%            -1.1%
12/31/2010                        1.60                 0                 0              0.75%            14.5%
12/31/2009                        1.40                 0                 0              0.75%            40.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.51                 0   $             0              0.50%            32.2%
12/31/2012                        1.90                 0                 0              0.50%            18.9%
12/31/2011                        1.59                 0                 0              0.50%            -0.9%
12/31/2010                        1.61                 0                 0              0.50%            14.8%
12/31/2009                        1.40                 0                 0              0.50%            41.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.54                 0   $             0              0.25%            32.6%
12/31/2012                        1.91                 0                 0              0.25%            19.2%
12/31/2011                        1.61                 0                 0              0.25%            -0.6%
12/31/2010                        1.62                 0                 0              0.25%            15.1%
12/31/2009                        1.40                 0                 0              0.25%            41.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.57                 0   $             0              0.00%            32.9%
12/31/2012                        1.93                 0                 0              0.00%            19.5%
12/31/2011                        1.62                 0                 0              0.00%            -0.4%
12/31/2010                        1.62                 0                 0              0.00%            15.4%
12/31/2009                        1.41                 0                 0              0.00%            41.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R3 CLASS - 782478556

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,279,287   $     3,850,828           369,642
                                                                         ===============   ===============
Receivables: investments sold                                   41,836
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,321,123
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,311,684         3,146,167   $          1.37
Band 100                                                         7,134             5,092              1.40
Band 75                                                             --                --              1.43
Band 50                                                          2,305             1,574              1.46
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $     4,321,123         3,152,833
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        66,815
Mortality & expense charges                                                                        (56,325)
                                                                                           ---------------
Net investment income (loss)                                                                        10,490
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           323,652
Realized gain distributions                                                                         81,179
Net change in unrealized appreciation (depreciation)                                              (106,268)
                                                                                           ---------------
Net gain (loss)                                                                                    298,563
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       309,053
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,490   $             58,206
Net realized gain (loss)                                                     323,652                422,106
Realized gain distributions                                                   81,179                     --
Net change in unrealized appreciation (depreciation)                        (106,268)               108,765
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            309,053                589,077
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     295,084              1,400,336
Cost of units redeemed                                                    (1,250,384)            (3,597,645)
Account charges                                                               (3,585)                (4,535)
                                                                --------------------   --------------------
Increase (decrease)                                                         (958,885)            (2,201,844)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (649,832)            (1,612,767)
Net assets, beginning                                                      4,970,955              6,583,722
                                                                --------------------   --------------------
Net assets, ending                                              $          4,321,123   $          4,970,955
                                                                ====================   ====================

Units sold                                                                   874,916              1,156,143
Units redeemed                                                            (1,610,888)            (2,925,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (735,972)            (1,769,776)
Units outstanding, beginning                                               3,888,805              5,658,581
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,152,833              3,888,805
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,435,208
Cost of units redeemed/account charges                                                          (12,011,079)
Net investment income (loss)                                                                        434,703
Net realized gain (loss)                                                                            926,090
Realized gain distributions                                                                         107,742
Net change in unrealized appreciation (depreciation)                                                428,459
                                                                                       --------------------
Net assets                                                                             $          4,321,123
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37             3,146   $         4,312              1.25%              7.2%
12/31/2012                        1.28             3,883             4,964              1.25%              9.9%
12/31/2011                        1.16             5,653             6,577              1.25%             -2.0%
12/31/2010                        1.19             4,391             5,215              1.25%             11.7%
12/31/2009                        1.06             3,519             3,743              1.25%             24.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 5   $             7              1.00%              7.5%
12/31/2012                        1.30                 4                 5              1.00%             10.1%
12/31/2011                        1.18                 4                 5              1.00%             -1.8%
12/31/2010                        1.20                 3                 4              1.00%             11.9%
12/31/2009                        1.08                 0                 0              1.00%             24.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%              7.8%
12/31/2012                        1.33                 0                 0              0.75%             10.4%
12/31/2011                        1.20                 0                 0              0.75%             -1.5%
12/31/2010                        1.22                 0                 0              0.75%             12.2%
12/31/2009                        1.09                 0                 0              0.75%             25.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 2   $             2              0.50%              8.0%
12/31/2012                        1.36                 1                 2              0.50%             10.7%
12/31/2011                        1.22                 1                 2              0.50%             -1.3%
12/31/2010                        1.24                 1                 2              0.50%             12.5%
12/31/2009                        1.10                 0                 0              0.50%             25.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%              8.3%
12/31/2012                        1.38                 0                 0              0.25%             11.0%
12/31/2011                        1.25                 0                 0              0.25%             -1.0%
12/31/2010                        1.26                 0                 0              0.25%             12.8%
12/31/2009                        1.12                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.00%              8.6%
12/31/2012                        1.41                 0                 0              0.00%             11.2%
12/31/2011                        1.27                 0                 0              0.00%             -0.8%
12/31/2010                        1.28               378               483              0.00%             13.1%
12/31/2009                        1.13                 0                 0              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               2.3%
                2011               2.3%
                2010               4.2%
                2009               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R3 CLASS - 782478523

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,345,533   $     3,520,734           359,920
                                                                         ===============   ===============
Receivables: investments sold                                    2,304
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,347,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,347,640         3,275,700   $          1.33
Band 100                                                           197               145              1.36
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $     4,347,837         3,275,845
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        79,753
Mortality & expense charges                                                                        (52,799)
                                                                                           ---------------
Net investment income (loss)                                                                        26,954
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           276,064
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               253,818
                                                                                           ---------------
Net gain (loss)                                                                                    529,882
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       556,836
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,954   $             12,206
Net realized gain (loss)                                                     276,064                440,867
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         253,818                150,499
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            556,836                603,572
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     196,242              1,019,851
Cost of units redeemed                                                      (632,037)            (2,845,682)
Account charges                                                               (3,200)                (4,478)
                                                                --------------------   --------------------
Increase (decrease)                                                         (438,995)            (1,830,309)
                                                                --------------------   --------------------
Net increase (decrease)                                                      117,841             (1,226,737)
Net assets, beginning                                                      4,229,996              5,456,733
                                                                --------------------   --------------------
Net assets, ending                                              $          4,347,837   $          4,229,996
                                                                ====================   ====================

Units sold                                                                   811,963                925,784
Units redeemed                                                            (1,183,638)            (2,545,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (371,675)            (1,619,271)
Units outstanding, beginning                                               3,647,520              5,266,791
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,275,845              3,647,520
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,505,294
Cost of units redeemed/account charges                                                          (10,051,139)
Net investment income (loss)                                                                        187,485
Net realized gain (loss)                                                                            851,216
Realized gain distributions                                                                          30,182
Net change in unrealized appreciation (depreciation)                                                824,799
                                                                                       --------------------
Net assets                                                                             $          4,347,837
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33             3,276   $         4,348              1.25%             14.4%
12/31/2012                        1.16             3,648             4,230              1.25%             11.9%
12/31/2011                        1.04             5,267             5,457              1.25%             -6.0%
12/31/2010                        1.10             4,215             4,643              1.25%             13.2%
12/31/2009                        0.97             3,449             3,357              1.25%             28.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             14.7%
12/31/2012                        1.18                 0                 0              1.00%             12.2%
12/31/2011                        1.05                 0                 0              1.00%             -5.7%
12/31/2010                        1.12                 0                 0              1.00%             13.5%
12/31/2009                        0.99                 0                 0              1.00%             28.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             15.0%
12/31/2012                        1.21                 0                 0              0.75%             12.5%
12/31/2011                        1.07                 0                 0              0.75%             -5.5%
12/31/2010                        1.13                 0                 0              0.75%             13.8%
12/31/2009                        1.00                 0                 0              0.75%             28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             15.3%
12/31/2012                        1.23                 0                 0              0.50%             12.8%
12/31/2011                        1.09                 0                 0              0.50%             -5.2%
12/31/2010                        1.15                 0                 0              0.50%             14.1%
12/31/2009                        1.01                 0                 0              0.50%             29.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             15.6%
12/31/2012                        1.25                 0                 0              0.25%             13.1%
12/31/2011                        1.11                 0                 0              0.25%             -5.0%
12/31/2010                        1.17                 0                 0              0.25%             14.3%
12/31/2009                        1.02                 0                 0              0.25%             29.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.00%             15.9%
12/31/2012                        1.28                 0                 0              0.00%             13.3%
12/31/2011                        1.13                 0                 0              0.00%             -4.8%
12/31/2010                        1.19               229               271              0.00%             14.6%
12/31/2009                        1.03                 0                 0              0.00%             29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               1.5%
                2011               1.6%
                2010               2.5%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R3 CLASS - 782478481

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,360,709   $     2,632,661           265,166
                                                                         ===============   ===============
Receivables: investments sold                                    1,607
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,362,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,362,117         2,423,023   $          1.39
Band 100                                                           199               140              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $     3,362,316         2,423,163
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        67,933
Mortality & expense charges                                                                        (41,749)
                                                                                           ---------------
Net investment income (loss)                                                                        26,184
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           281,919
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               243,591
                                                                                           ---------------
Net gain (loss)                                                                                    525,510
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       551,694
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,184   $             (1,708)
Net realized gain (loss)                                                     281,919                355,967
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         243,591                157,735
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            551,694                511,994
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     688,071              1,143,145
Cost of units redeemed                                                    (1,261,382)            (2,470,435)
Account charges                                                               (3,649)                (5,835)
                                                                --------------------   --------------------
Increase (decrease)                                                         (576,960)            (1,333,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,266)              (821,131)
Net assets, beginning                                                      3,387,582              4,208,713
                                                                --------------------   --------------------
Net assets, ending                                              $          3,362,316   $          3,387,582
                                                                ====================   ====================

Units sold                                                                   554,445              1,047,097
Units redeemed                                                            (1,028,775)            (2,222,550)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (474,330)            (1,175,453)
Units outstanding, beginning                                               2,897,493              4,072,946
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,423,163              2,897,493
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,653,062
Cost of units redeemed/account charges                                                           (7,753,497)
Net investment income (loss)                                                                        124,868
Net realized gain (loss)                                                                            575,675
Realized gain distributions                                                                          34,160
Net change in unrealized appreciation (depreciation)                                                728,048
                                                                                       --------------------
Net assets                                                                             $          3,362,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39             2,423   $         3,362              1.25%             18.7%
12/31/2012                        1.17             2,893             3,383              1.25%             13.1%
12/31/2011                        1.03             4,072             4,207              1.25%             -6.9%
12/31/2010                        1.11             3,405             3,778              1.25%             13.3%
12/31/2009                        0.98             2,545             2,492              1.25%             28.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             19.0%
12/31/2012                        1.19                 4                 5              1.00%             13.4%
12/31/2011                        1.05                 1                 1              1.00%             -6.6%
12/31/2010                        1.13                 0                 0              1.00%             13.6%
12/31/2009                        0.99                 0                 0              1.00%             28.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.75%             19.3%
12/31/2012                        1.22                 0                 0              0.75%             13.7%
12/31/2011                        1.07                 0                 0              0.75%             -6.4%
12/31/2010                        1.14                 0                 0              0.75%             13.9%
12/31/2009                        1.00                 0                 0              0.75%             29.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             19.6%
12/31/2012                        1.24                 0                 0              0.50%             14.0%
12/31/2011                        1.09                 0                 0              0.50%             -6.2%
12/31/2010                        1.16                 0                 0              0.50%             14.1%
12/31/2009                        1.02                 0                 0              0.50%             29.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%             19.9%
12/31/2012                        1.26                 0                 0              0.25%             14.3%
12/31/2011                        1.11                 0                 0              0.25%             -5.9%
12/31/2010                        1.18                 0                 0              0.25%             14.4%
12/31/2009                        1.03                 0                 0              0.25%             29.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55                 0   $             0              0.00%             20.2%
12/31/2012                        1.29                 0                 0              0.00%             14.6%
12/31/2011                        1.13                 0                 0              0.00%             -5.7%
12/31/2010                        1.19               137               163              0.00%             14.7%
12/31/2009                        1.04                 0                 0              0.00%             30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               1.2%
                2011               1.3%
                2010               2.4%
                2009               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       570,281   $       576,166            51,905
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,036)
                                                       ---------------
Net assets                                             $       565,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       565,245           391,873   $          1.44
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $       565,245           391,873
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        20,281
Mortality & expense charges                                                                        (17,729)
                                                                                           ---------------
Net investment income (loss)                                                                         2,552
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           138,294
Realized gain distributions                                                                         11,005
Net change in unrealized appreciation (depreciation)                                              (138,921)
                                                                                           ---------------
Net gain (loss)                                                                                     10,378
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,930
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,552   $             44,648
Net realized gain (loss)                                                     138,294                 20,033
Realized gain distributions                                                   11,005                  3,922
Net change in unrealized appreciation (depreciation)                        (138,921)                74,580
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,930                143,183
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     337,733                298,677
Cost of units redeemed                                                    (1,919,235)              (223,672)
Account charges                                                                 (351)                  (498)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,581,853)                74,507
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,568,923)               217,690
Net assets, beginning                                                      2,134,168              1,916,478
                                                                --------------------   --------------------
Net assets, ending                                              $            565,245   $          2,134,168
                                                                ====================   ====================

Units sold                                                                   233,292                266,150
Units redeemed                                                            (1,348,266)              (211,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,114,974)                54,281
Units outstanding, beginning                                               1,506,847              1,452,566
                                                                --------------------   --------------------
Units outstanding, ending                                                    391,873              1,506,847
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,472,745
Cost of units redeemed/account charges                                                           (3,300,492)
Net investment income (loss)                                                                        138,873
Net realized gain (loss)                                                                            245,077
Realized gain distributions                                                                          14,927
Net change in unrealized appreciation (depreciation)                                                 (5,885)
                                                                                       --------------------
Net assets                                                                             $            565,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               392   $           565              1.25%              1.8%
12/31/2012                        1.42             1,507             2,134              1.25%              7.3%
12/31/2011                        1.32             1,453             1,916              1.25%              1.0%
12/31/2010                        1.31             1,018             1,330              1.25%              9.0%
12/31/2009                        1.20               863             1,034              1.25%             18.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%              2.1%
12/31/2012                        1.43                 0                 0              1.00%              7.6%
12/31/2011                        1.33                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%              9.3%
12/31/2009                        1.20                 0                 0              1.00%             19.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%              2.4%
12/31/2012                        1.45                 0                 0              0.75%              7.9%
12/31/2011                        1.34                 0                 0              0.75%              1.5%
12/31/2010                        1.32                 0                 0              0.75%              9.5%
12/31/2009                        1.21                 0                 0              0.75%             19.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%              2.6%
12/31/2012                        1.46                 0                 0              0.50%              8.2%
12/31/2011                        1.35                 0                 0              0.50%              1.7%
12/31/2010                        1.33                 0                 0              0.50%              9.8%
12/31/2009                        1.21                 0                 0              0.50%             19.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.52                 0   $             0              0.25%              2.9%
12/31/2012                        1.47                 0                 0              0.25%              8.4%
12/31/2011                        1.36                 0                 0              0.25%              2.0%
12/31/2010                        1.33                 0                 0              0.25%             10.1%
12/31/2009                        1.21                 0                 0              0.25%             20.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.54                 0   $             0              0.00%              3.1%
12/31/2012                        1.49                 0                 0              0.00%              8.7%
12/31/2011                        1.37                 0                 0              0.00%              2.3%
12/31/2010                        1.34                 0                 0              0.00%             10.3%
12/31/2009                        1.21                 0                 0              0.00%             20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               3.5%
                2011               2.8%
                2010               4.8%
                2009               6.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       738,547   $       710,697            63,802
                                                                         ===============   ===============
Receivables: investments sold                                    2,204
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       740,751
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       740,751           473,384   $          1.56
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.65
Band 0                                                              --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $       740,751           473,384
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        53,035
Mortality & expense charges                                                                        (55,581)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,546)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,249,898
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,072,224)
                                                                                           ---------------
Net gain (loss)                                                                                    177,674
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       175,128
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,546)  $            133,198
Net realized gain (loss)                                                   1,249,898                155,063
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,072,224)               328,762
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            175,128                617,023
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     360,470                378,148
Cost of units redeemed                                                    (6,703,721)              (828,746)
Account charges                                                                 (884)                (1,137)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,344,135)              (451,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,169,007)               165,288
Net assets, beginning                                                      6,909,758              6,744,470
                                                                --------------------   --------------------
Net assets, ending                                              $            740,751   $          6,909,758
                                                                ====================   ====================

Units sold                                                                   242,697                366,299
Units redeemed                                                            (4,423,593)              (681,529)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,180,896)              (315,230)
Units outstanding, beginning                                               4,654,280              4,969,510
                                                                --------------------   --------------------
Units outstanding, ending                                                    473,384              4,654,280
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,774,307
Cost of units redeemed/account charges                                                           (9,254,584)
Net investment income (loss)                                                                        546,604
Net realized gain (loss)                                                                          1,646,574
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 27,850
                                                                                       --------------------
Net assets                                                                             $            740,751
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.56               473   $           741              1.25%              5.4%
12/31/2012                        1.48             4,654             6,910              1.25%              9.4%
12/31/2011                        1.36             4,970             6,744              1.25%             -1.0%
12/31/2010                        1.37             5,033             6,902              1.25%             11.2%
12/31/2009                        1.23             4,923             6,073              1.25%             22.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58                 0   $             0              1.00%              5.7%
12/31/2012                        1.50                 0                 0              1.00%              9.7%
12/31/2011                        1.37                 0                 0              1.00%             -0.8%
12/31/2010                        1.38                 0                 0              1.00%             11.4%
12/31/2009                        1.24                 0                 0              1.00%             23.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.60                 0   $             0              0.75%              5.9%
12/31/2012                        1.51                 0                 0              0.75%              9.9%
12/31/2011                        1.38                 0                 0              0.75%             -0.6%
12/31/2010                        1.39                 0                 0              0.75%             11.7%
12/31/2009                        1.24                 0                 0              0.75%             23.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.50%              6.2%
12/31/2012                        1.53                 0                 0              0.50%             10.2%
12/31/2011                        1.39                 0                 0              0.50%             -0.3%
12/31/2010                        1.39                 0                 0              0.50%             12.0%
12/31/2009                        1.24                 0                 0              0.50%             23.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.25%              6.5%
12/31/2012                        1.55                 0                 0              0.25%             10.5%
12/31/2011                        1.40                 0                 0              0.25%             -0.1%
12/31/2010                        1.40                 0                 0              0.25%             12.3%
12/31/2009                        1.25                 0                 0              0.25%             24.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.00%              6.7%
12/31/2012                        1.56                 0                 0              0.00%             10.8%
12/31/2011                        1.41                 0                 0              0.00%              0.2%
12/31/2010                        1.41                 0                 0              0.00%             12.6%
12/31/2009                        1.25                 0                 0              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               3.2%
                2011               2.7%
                2010               4.3%
                2009               5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,574,034   $    14,438,384         1,379,152
                                                                         ===============   ===============
Receivables: investments sold                                   44,756
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,618,790
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,618,790         9,898,683   $          1.68
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.74
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.79
                                                       ---------------   ---------------
 Total                                                 $    16,618,790         9,898,683
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       335,432
Mortality & expense charges                                                                       (208,528)
                                                                                           ---------------
Net investment income (loss)                                                                       126,904
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           701,339
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               896,420
                                                                                           ---------------
Net gain (loss)                                                                                  1,597,759
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,724,663
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            126,904   $            251,830
Net realized gain (loss)                                                     701,339                327,426
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         896,420                794,561
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,724,663              1,373,817
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,368,247             11,116,864
Cost of units redeemed                                                    (3,261,970)            (5,242,627)
Account charges                                                               (3,919)                (5,459)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,897,642)             5,868,778
                                                                --------------------   --------------------
Net increase (decrease)                                                     (172,979)             7,242,595
Net assets, beginning                                                     16,791,769              9,549,174
                                                                --------------------   --------------------
Net assets, ending                                              $         16,618,790   $         16,791,769
                                                                ====================   ====================

Units sold                                                                 2,085,532              8,627,388
Units redeemed                                                            (3,289,785)            (4,549,452)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,204,253)             4,077,936
Units outstanding, beginning                                              11,102,936              7,025,000
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,898,683             11,102,936
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,142,359
Cost of units redeemed/account charges                                                          (15,934,056)
Net investment income (loss)                                                                        749,215
Net realized gain (loss)                                                                          1,525,622
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              2,135,650
                                                                                       --------------------
Net assets                                                                             $         16,618,790
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68             9,899   $        16,619              1.25%             11.0%
12/31/2012                        1.51            11,103            16,792              1.25%             11.3%
12/31/2011                        1.36             7,025             9,549              1.25%             -3.7%
12/31/2010                        1.41             5,475             7,729              1.25%             12.3%
12/31/2009                        1.26             4,743             5,964              1.25%             25.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              1.00%             11.3%
12/31/2012                        1.53                 0                 0              1.00%             11.5%
12/31/2011                        1.37                 0                 0              1.00%             -3.5%
12/31/2010                        1.42                 0                 0              1.00%             12.5%
12/31/2009                        1.26                 0                 0              1.00%             25.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.75%             11.6%
12/31/2012                        1.54                 0                 0              0.75%             11.8%
12/31/2011                        1.38                 0                 0              0.75%             -3.2%
12/31/2010                        1.43                 0                 0              0.75%             12.8%
12/31/2009                        1.26                 0                 0              0.75%             26.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.50%             11.8%
12/31/2012                        1.56                 0                 0              0.50%             12.1%
12/31/2011                        1.39                 0                 0              0.50%             -3.0%
12/31/2010                        1.43                 0                 0              0.50%             13.1%
12/31/2009                        1.27                 0                 0              0.50%             26.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.25%             12.1%
12/31/2012                        1.57                 0                 0              0.25%             12.4%
12/31/2011                        1.40                 0                 0              0.25%             -2.7%
12/31/2010                        1.44                 0                 0              0.25%             13.4%
12/31/2009                        1.27                 0                 0              0.25%             26.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.00%             12.4%
12/31/2012                        1.59                 0                 0              0.00%             12.7%
12/31/2011                        1.41                 0                 0              0.00%             -2.5%
12/31/2010                        1.45                 0                 0              0.00%             13.7%
12/31/2009                        1.27                 0                 0              0.00%             26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               3.3%
                2011               2.6%
                2010               3.7%
                2009               4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,667,867   $     1,482,343           140,932
                                                                         ===============   ===============
Receivables: investments sold                                    2,177
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,670,044
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,670,044           954,293   $          1.75
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.84
Band 0                                                              --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $     1,670,044           954,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        40,986
Mortality & expense charges                                                                        (32,960)
                                                                                           ---------------
Net investment income (loss)                                                                         8,026
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           584,897
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (234,095)
                                                                                           ---------------
Net gain (loss)                                                                                    350,802
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       358,828
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,026   $             27,847
Net realized gain (loss)                                                     584,897                 65,152
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (234,095)               260,588
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            358,828                353,587
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,107,370                353,926
Cost of units redeemed                                                    (3,017,785)              (437,144)
Account charges                                                               (1,400)                (2,130)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,911,815)               (85,348)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,552,987)               268,239
Net assets, beginning                                                      3,223,031              2,954,792
                                                                --------------------   --------------------
Net assets, ending                                              $          1,670,044   $          3,223,031
                                                                ====================   ====================

Units sold                                                                   515,512                364,054
Units redeemed                                                            (1,684,155)              (428,009)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,168,643)               (63,955)
Units outstanding, beginning                                               2,122,936              2,186,891
                                                                --------------------   --------------------
Units outstanding, ending                                                    954,293              2,122,936
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,026,436
Cost of units redeemed/account charges                                                           (4,526,632)
Net investment income (loss)                                                                        112,679
Net realized gain (loss)                                                                            872,037
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                185,524
                                                                                       --------------------
Net assets                                                                             $          1,670,044
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75               954   $         1,670              1.25%             15.3%
12/31/2012                        1.52             2,123             3,223              1.25%             12.4%
12/31/2011                        1.35             2,187             2,955              1.25%             -6.3%
12/31/2010                        1.44             2,131             3,074              1.25%             13.1%
12/31/2009                        1.28             1,633             2,083              1.25%             27.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              1.00%             15.6%
12/31/2012                        1.53                 0                 0              1.00%             12.6%
12/31/2011                        1.36                 0                 0              1.00%             -6.1%
12/31/2010                        1.45                 0                 0              1.00%             13.3%
12/31/2009                        1.28                 0                 0              1.00%             27.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.75%             15.8%
12/31/2012                        1.55                 0                 0              0.75%             12.9%
12/31/2011                        1.37                 0                 0              0.75%             -5.9%
12/31/2010                        1.46                 0                 0              0.75%             13.6%
12/31/2009                        1.28                 0                 0              0.75%             28.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.50%             16.1%
12/31/2012                        1.56                 0                 0              0.50%             13.2%
12/31/2011                        1.38                 0                 0              0.50%             -5.6%
12/31/2010                        1.46                 0                 0              0.50%             13.9%
12/31/2009                        1.29                 0                 0              0.50%             28.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.25%             16.4%
12/31/2012                        1.58                 0                 0              0.25%             13.5%
12/31/2011                        1.39                 0                 0              0.25%             -5.4%
12/31/2010                        1.47                 0                 0              0.25%             14.2%
12/31/2009                        1.29                 0                 0              0.25%             28.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.00%             16.7%
12/31/2012                        1.60                 0                 0              0.00%             13.8%
12/31/2011                        1.40                 0                 0              0.00%             -5.2%
12/31/2010                        1.48                 0                 0              0.00%             14.5%
12/31/2009                        1.29                 0                 0              0.00%             29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.7%
                2012               2.2%
                2011               1.7%
                2010               2.8%
                2009               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       757,673   $       661,312            66,285
                                                                         ===============   ===============
Receivables: investments sold                                    1,953
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       759,626
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       759,626           420,737   $          1.81
Band 100                                                            --                --              1.83
Band 75                                                             --                --              1.85
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $       759,626           420,737
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,887
Mortality & expense charges                                                                        (11,495)
                                                                                           ---------------
Net investment income (loss)                                                                         6,392
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           146,719
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,464
                                                                                           ---------------
Net gain (loss)                                                                                    149,183
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       155,575
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,392   $              2,464
Net realized gain (loss)                                                     146,719                 32,504
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,464                 99,929
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            155,575                134,897
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     432,482                258,514
Cost of units redeemed                                                      (819,358)              (437,367)
Account charges                                                                 (485)                (1,149)
                                                                --------------------   --------------------
Increase (decrease)                                                         (387,361)              (180,002)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (231,786)               (45,105)
Net assets, beginning                                                        991,412              1,036,517
                                                                --------------------   --------------------
Net assets, ending                                              $            759,626   $            991,412
                                                                ====================   ====================

Units sold                                                                   236,353                200,398
Units redeemed                                                              (466,012)              (323,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (229,659)              (123,548)
Units outstanding, beginning                                                 650,396                773,944
                                                                --------------------   --------------------
Units outstanding, ending                                                    420,737                650,396
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,440,179
Cost of units redeemed/account charges                                                           (2,143,478)
Net investment income (loss)                                                                         16,895
Net realized gain (loss)                                                                            349,669
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 96,361
                                                                                       --------------------
Net assets                                                                             $            759,626
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81               421   $           760              1.25%             18.4%
12/31/2012                        1.52               650               991              1.25%             13.8%
12/31/2011                        1.34               774             1,037              1.25%             -8.0%
12/31/2010                        1.46               853             1,242              1.25%             12.7%
12/31/2009                        1.29               607               784              1.25%             29.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.83                 0   $             0              1.00%             18.7%
12/31/2012                        1.54                 0                 0              1.00%             14.1%
12/31/2011                        1.35                 0                 0              1.00%             -7.7%
12/31/2010                        1.46                 0                 0              1.00%             13.0%
12/31/2009                        1.29                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.85                 0   $             0              0.75%             19.0%
12/31/2012                        1.56                 0                 0              0.75%             14.4%
12/31/2011                        1.36                 0                 0              0.75%             -7.5%
12/31/2010                        1.47                 0                 0              0.75%             13.2%
12/31/2009                        1.30                 0                 0              0.75%             30.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.50%             19.3%
12/31/2012                        1.57                 0                 0              0.50%             14.7%
12/31/2011                        1.37                 0                 0              0.50%             -7.3%
12/31/2010                        1.48                 0                 0              0.50%             13.5%
12/31/2009                        1.30                 0                 0              0.50%             30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.90                 0   $             0              0.25%             19.6%
12/31/2012                        1.59                 0                 0              0.25%             15.0%
12/31/2011                        1.38                 0                 0              0.25%             -7.1%
12/31/2010                        1.49                 0                 0              0.25%             13.8%
12/31/2009                        1.31                 0                 0              0.25%             30.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.00%             19.9%
12/31/2012                        1.60                 0                 0              0.00%             15.3%
12/31/2011                        1.39                 0                 0              0.00%             -6.8%
12/31/2010                        1.49                 0                 0              0.00%             14.1%
12/31/2009                        1.31                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               1.5%
                2011               1.1%
                2010               1.6%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R1 CLASS - 782478275

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,966,854   $    11,310,123         1,105,864
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,179)
                                                       ---------------
Net assets                                             $    12,949,675
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,949,675         7,851,514   $          1.65
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.73
Band 0                                                              --                --              1.76
                                                       ---------------   ---------------
 Total                                                 $    12,949,675         7,851,514
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       286,974
Mortality & expense charges                                                                       (191,874)
                                                                                           ---------------
Net investment income (loss)                                                                        95,100
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,480,595
Realized gain distributions                                                                        244,910
Net change in unrealized appreciation (depreciation)                                              (715,684)
                                                                                           ---------------
Net gain (loss)                                                                                  1,009,821
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,104,921
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             95,100   $            331,632
Net realized gain (loss)                                                   1,480,595                540,194
Realized gain distributions                                                  244,910                     --
Net change in unrealized appreciation (depreciation)                        (715,684)               844,942
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,104,921              1,716,768
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,527,661              1,424,814
Cost of units redeemed                                                    (8,400,293)            (2,307,888)
Account charges                                                               (4,035)                (3,740)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,876,667)              (886,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,771,746)               829,954
Net assets, beginning                                                     17,721,421             16,891,467
                                                                --------------------   --------------------
Net assets, ending                                              $         12,949,675   $         17,721,421
                                                                ====================   ====================

Units sold                                                                 1,614,148              2,172,118
Units redeemed                                                            (5,330,549)            (2,776,987)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,716,401)              (604,869)
Units outstanding, beginning                                              11,567,915             12,172,784
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,851,514             11,567,915
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         22,473,381
Cost of units redeemed/account charges                                                          (15,293,382)
Net investment income (loss)                                                                      1,310,304
Net realized gain (loss)                                                                          2,557,731
Realized gain distributions                                                                         244,910
Net change in unrealized appreciation (depreciation)                                              1,656,731
                                                                                       --------------------
Net assets                                                                             $         12,949,675
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65             7,852   $        12,950              1.25%              7.7%
12/31/2012                        1.53            11,568            17,721              1.25%             10.4%
12/31/2011                        1.39            12,173            16,891              1.25%             -1.5%
12/31/2010                        1.41            11,297            15,918              1.25%             12.3%
12/31/2009                        1.26             9,080            11,396              1.25%             25.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              1.00%              7.9%
12/31/2012                        1.55                 0                 0              1.00%             10.7%
12/31/2011                        1.40                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             12.6%
12/31/2009                        1.26                 0                 0              1.00%             25.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.75%              8.2%
12/31/2012                        1.56                 0                 0              0.75%             11.0%
12/31/2011                        1.41                 0                 0              0.75%             -1.0%
12/31/2010                        1.42                 0                 0              0.75%             12.8%
12/31/2009                        1.26                 0                 0              0.75%             25.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.50%              8.5%
12/31/2012                        1.58                 0                 0              0.50%             11.2%
12/31/2011                        1.42                 0                 0              0.50%             -0.8%
12/31/2010                        1.43                 0                 0              0.50%             13.1%
12/31/2009                        1.26                 0                 0              0.50%             26.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.25%              8.7%
12/31/2012                        1.60                 0                 0              0.25%             11.5%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             13.4%
12/31/2009                        1.27                 0                 0              0.25%             26.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.76                 0   $             0              0.00%              9.0%
12/31/2012                        1.61                 0                 0              0.00%             11.8%
12/31/2011                        1.44                 0                 0              0.00%             -0.3%
12/31/2010                        1.45                 0                 0              0.00%             13.7%
12/31/2009                        1.27                 0                 0              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               3.2%
                2011               2.7%
                2010               4.5%
                2009               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R1 CLASS - 782478259

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,097,384   $     8,039,228           836,748
                                                                         ===============   ===============
Receivables: investments sold                                   18,899
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,116,283
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,116,283         5,645,200   $          1.79
Band 100                                                            --                --              1.81
Band 75                                                             --                --              1.84
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.88
Band 0                                                              --                --              1.91
                                                       ---------------   ---------------
 Total                                                 $    10,116,283         5,645,200
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       244,518
Mortality & expense charges                                                                       (140,916)
                                                                                           ---------------
Net investment income (loss)                                                                       103,602
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,384,279
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               100,172
                                                                                           ---------------
Net gain (loss)                                                                                  1,484,451
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,588,053
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            103,602   $            132,054
Net realized gain (loss)                                                   1,384,279                460,716
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         100,172                810,287
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,588,053              1,403,057
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,991,706                845,531
Cost of units redeemed                                                    (6,043,594)            (1,318,732)
Account charges                                                               (3,850)                (4,830)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,055,738)              (478,031)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,467,685)               925,026
Net assets, beginning                                                     12,583,968             11,658,942
                                                                --------------------   --------------------
Net assets, ending                                              $         10,116,283   $         12,583,968
                                                                ====================   ====================

Units sold                                                                 1,215,150              1,805,183
Units redeemed                                                            (3,647,039)            (2,154,602)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,431,889)              (349,419)
Units outstanding, beginning                                               8,077,089              8,426,508
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,645,200              8,077,089
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,779,351
Cost of units redeemed/account charges                                                          (10,530,600)
Net investment income (loss)                                                                        572,858
Net realized gain (loss)                                                                          2,236,518
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              2,058,156
                                                                                       --------------------
Net assets                                                                             $         10,116,283
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79             5,645   $        10,116              1.25%             15.0%
12/31/2012                        1.56             8,077            12,584              1.25%             12.6%
12/31/2011                        1.38             8,427            11,659              1.25%             -5.6%
12/31/2010                        1.46             7,372            10,801              1.25%             13.7%
12/31/2009                        1.29             6,117             7,880              1.25%             28.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.81                 0   $             0              1.00%             15.3%
12/31/2012                        1.57                 0                 0              1.00%             12.9%
12/31/2011                        1.39                 0                 0              1.00%             -5.3%
12/31/2010                        1.47                 0                 0              1.00%             14.0%
12/31/2009                        1.29                 0                 0              1.00%             29.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.75%             15.6%
12/31/2012                        1.59                 0                 0              0.75%             13.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.1%
12/31/2010                        1.48                 0                 0              0.75%             14.3%
12/31/2009                        1.29                 0                 0              0.75%             29.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.50%             15.9%
12/31/2012                        1.61                 0                 0              0.50%             13.5%
12/31/2011                        1.42                 0                 0              0.50%             -4.8%
12/31/2010                        1.49                 0                 0              0.50%             14.6%
12/31/2009                        1.30                 0                 0              0.50%             29.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              0.25%             16.2%
12/31/2012                        1.62                 0                 0              0.25%             13.7%
12/31/2011                        1.43                 0                 0              0.25%             -4.6%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.30                 0                 0              0.25%             30.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.00%             16.5%
12/31/2012                        1.64                 0                 0              0.00%             14.0%
12/31/2011                        1.44                 0                 0              0.00%             -4.4%
12/31/2010                        1.50                 0                 0              0.00%             15.2%
12/31/2009                        1.30                 0                 0              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               2.3%
                2011               2.1%
                2010               2.9%
                2009               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R1 CLASS - 782478234

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,208,572   $     6,434,445           645,183
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,739)
                                                       ---------------
Net assets                                             $     8,193,833
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,193,833         4,398,752   $          1.86
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $     8,193,833         4,398,752
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       214,734
Mortality & expense charges                                                                       (119,085)
                                                                                           ---------------
Net investment income (loss)                                                                        95,649
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,417,278
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               180,150
                                                                                           ---------------
Net gain (loss)                                                                                  1,597,428
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,693,077
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             95,649   $             79,729
Net realized gain (loss)                                                   1,417,278                339,143
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         180,150                852,543
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,693,077              1,271,415
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,870,014                987,837
Cost of units redeemed                                                    (6,009,112)            (1,032,895)
Account charges                                                               (5,520)                (6,278)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,144,618)               (51,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,451,541)             1,220,079
Net assets, beginning                                                     10,645,374              9,425,295
                                                                --------------------   --------------------
Net assets, ending                                              $          8,193,833   $         10,645,374
                                                                ====================   ====================

Units sold                                                                 1,123,799              1,781,789
Units redeemed                                                            (3,540,874)            (1,826,085)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,417,075)               (44,296)
Units outstanding, beginning                                               6,815,827              6,860,123
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,398,752              6,815,827
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,626,734
Cost of units redeemed/account charges                                                           (9,673,203)
Net investment income (loss)                                                                        406,184
Net realized gain (loss)                                                                          2,059,991
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,774,127
                                                                                       --------------------
Net assets                                                                             $          8,193,833
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86             4,399   $         8,194              1.25%             19.3%
12/31/2012                        1.56             6,816            10,645              1.25%             13.7%
12/31/2011                        1.37             6,860             9,425              1.25%             -6.4%
12/31/2010                        1.47             5,717             8,389              1.25%             13.8%
12/31/2009                        1.29             4,372             5,638              1.25%             29.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.38                 0                 0              1.00%             -6.1%
12/31/2010                        1.47                 0                 0              1.00%             14.1%
12/31/2009                        1.29                 0                 0              1.00%             29.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.75%             19.9%
12/31/2012                        1.59                 0                 0              0.75%             14.3%
12/31/2011                        1.39                 0                 0              0.75%             -5.9%
12/31/2010                        1.48                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             29.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.30                 0                 0              0.25%             30.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.00%             20.8%
12/31/2012                        1.64                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.3%
                2012               2.0%
                2011               1.9%
                2010               2.8%
                2009               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    RUSSELL GLOBAL EQUITY S CLASS - 782478119

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            48   $            43                 4
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            48
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            48                24   $          1.98
Band 100                                                            --                --              2.00
Band 75                                                             --                --              2.03
Band 50                                                             --                --              2.05
Band 25                                                             --                --              2.08
Band 0                                                              --                --              2.11
                                                       ---------------   ---------------
 Total                                                 $            48                24
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 5
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     3
                                                                                           ---------------
Net gain (loss)                                                                                          8
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             8
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                           5                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               3                      2
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  8                      2
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          16                     35
Cost of units redeemed                                                            --                    (13)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               16                     22
                                                                --------------------   --------------------
Net increase (decrease)                                                           24                     24
Net assets, beginning                                                             24                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 48   $                 24
                                                                ====================   ====================

Units sold                                                                         9                     15
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                            9                     15
Units outstanding, beginning                                                      15                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         24                     15
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 51
Cost of units redeemed/account charges                                                                  (13)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                  5
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      5
                                                                                       --------------------
Net assets                                                                             $                 48
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              1.25%             26.3%
12/31/2012                        1.57                 0                 0              1.25%             14.2%
12/31/2011                        1.37                 0                 0              1.25%            -10.2%
12/31/2010                        1.53                 0                 0              1.25%             13.3%
12/31/2009                        1.35                 0                 0              1.25%             35.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00                 0   $             0              1.00%             26.6%
12/31/2012                        1.58                 0                 0              1.00%             14.4%
12/31/2011                        1.38                 0                 0              1.00%            -10.0%
12/31/2010                        1.53                 0                 0              1.00%             13.6%
12/31/2009                        1.35                 0                 0              1.00%             35.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.75%             27.0%
12/31/2012                        1.60                 0                 0              0.75%             14.7%
12/31/2011                        1.39                 0                 0              0.75%             -9.8%
12/31/2010                        1.54                 0                 0              0.75%             13.8%
12/31/2009                        1.36                 0                 0              0.75%             35.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 0   $             0              0.50%             27.3%
12/31/2012                        1.61                 0                 0              0.50%             15.0%
12/31/2011                        1.40                 0                 0              0.50%             -9.5%
12/31/2010                        1.55                 0                 0              0.50%             14.1%
12/31/2009                        1.36                 0                 0              0.50%             36.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.25%             27.6%
12/31/2012                        1.63                 0                 0              0.25%             15.3%
12/31/2011                        1.41                 0                 0              0.25%             -9.3%
12/31/2010                        1.56                 0                 0              0.25%             14.4%
12/31/2009                        1.36                 0                 0              0.25%             36.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.00%             27.9%
12/31/2012                        1.65                 0                 0              0.00%             15.6%
12/31/2011                        1.42                 0                 0              0.00%             -9.1%
12/31/2010                        1.57                 0                 0              0.00%             14.7%
12/31/2009                        1.37                 0                 0              0.00%             36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL INVESTMENT GRADE BOND S CLASS - 782494835 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.30
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.25%             -3.6%
12/31/2012                        1.35                 0                 0              1.25%              4.9%
12/31/2011                        1.29                 0                 0              1.25%              4.7%
12/31/2010                        1.23                 0                 0              1.25%              7.2%
12/31/2009                        1.15                 0                 0              1.25%             13.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              1.00%             -3.4%
12/31/2012                        1.36                 0                 0              1.00%              5.2%
12/31/2011                        1.30                 0                 0              1.00%              4.9%
12/31/2010                        1.24                 0                 0              1.00%              7.5%
12/31/2009                        1.15                 0                 0              1.00%             13.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.75%             -3.1%
12/31/2012                        1.38                 0                 0              0.75%              5.4%
12/31/2011                        1.31                 0                 0              0.75%              5.2%
12/31/2010                        1.24                 0                 0              0.75%              7.8%
12/31/2009                        1.15                 0                 0              0.75%             13.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.50%             -2.9%
12/31/2012                        1.39                 0                 0              0.50%              5.7%
12/31/2011                        1.32                 0                 0              0.50%              5.4%
12/31/2010                        1.25                 0                 0              0.50%              8.0%
12/31/2009                        1.15                 0                 0              0.50%             14.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             -2.6%
12/31/2012                        1.40                 0                 0              0.25%              6.0%
12/31/2011                        1.33                 0                 0              0.25%              5.7%
12/31/2010                        1.25                 0                 0              0.25%              8.3%
12/31/2009                        1.16                 0                 0              0.25%             14.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              0.00%             -2.4%
12/31/2012                        1.42                 0                 0              0.00%              6.2%
12/31/2011                        1.34                 0                 0              0.00%              6.0%
12/31/2010                        1.26                 0                 0              0.00%              8.6%
12/31/2009                        1.16                 0                 0              0.00%             14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2015 STRATEGY FUND R1 CLASS - 782494819

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       802,613   $       837,952            80,713
                                                                         ===============   ===============
Receivables: investments sold                                      490
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       803,103
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       803,103           505,000   $          1.59
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       803,103           505,000
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        20,381
Mortality & expense charges                                                                        (19,824)
                                                                                           ---------------
Net investment income (loss)                                                                           557
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           128,117
Realized gain distributions                                                                         58,275
Net change in unrealized appreciation (depreciation)                                              (100,023)
                                                                                           ---------------
Net gain (loss)                                                                                     86,369
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        86,926
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                557   $             53,713
Net realized gain (loss)                                                     128,117                 76,714
Realized gain distributions                                                   58,275                 31,835
Net change in unrealized appreciation (depreciation)                        (100,023)                66,356
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             86,926                228,618
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     685,682                611,857
Cost of units redeemed                                                    (2,588,276)            (1,847,678)
Account charges                                                                 (526)                  (458)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,903,120)            (1,236,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,816,194)            (1,007,661)
Net assets, beginning                                                      2,619,297              3,626,958
                                                                --------------------   --------------------
Net assets, ending                                              $            803,103   $          2,619,297
                                                                ====================   ====================

Units sold                                                                   449,693                425,703
Units redeemed                                                            (1,677,884)            (1,320,868)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,228,191)              (895,165)
Units outstanding, beginning                                               1,733,191              2,628,356
                                                                --------------------   --------------------
Units outstanding, ending                                                    505,000              1,733,191
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,100,334
Cost of units redeemed/account charges                                                           (4,754,939)
Net investment income (loss)                                                                        163,405
Net realized gain (loss)                                                                            225,024
Realized gain distributions                                                                         104,618
Net change in unrealized appreciation (depreciation)                                                (35,339)
                                                                                       --------------------
Net assets                                                                             $            803,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59               505   $           803              1.25%              5.2%
12/31/2012                        1.51             1,733             2,619              1.25%              9.5%
12/31/2011                        1.38             2,628             3,627              1.25%             -0.3%
12/31/2010                        1.38             1,322             1,830              1.25%             11.6%
12/31/2009                        1.24               157               195              1.25%             23.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              1.00%              5.5%
12/31/2012                        1.53                 0                 0              1.00%              9.8%
12/31/2011                        1.39                 0                 0              1.00%             -0.1%
12/31/2010                        1.39                 0                 0              1.00%             11.9%
12/31/2009                        1.24                 0                 0              1.00%             24.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.75%              5.8%
12/31/2012                        1.54                 0                 0              0.75%             10.1%
12/31/2011                        1.40                 0                 0              0.75%              0.2%
12/31/2010                        1.40                 0                 0              0.75%             12.1%
12/31/2009                        1.25                 0                 0              0.75%             24.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.50%              6.0%
12/31/2012                        1.56                 0                 0              0.50%             10.3%
12/31/2011                        1.41                 0                 0              0.50%              0.4%
12/31/2010                        1.41                 0                 0              0.50%             12.4%
12/31/2009                        1.25                 0                 0              0.50%             24.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.25%              6.3%
12/31/2012                        1.57                 0                 0              0.25%             10.6%
12/31/2011                        1.42                 0                 0              0.25%              0.7%
12/31/2010                        1.41                 0                 0              0.25%             12.7%
12/31/2009                        1.25                 0                 0              0.25%             25.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.00%              6.6%
12/31/2012                        1.59                 0                 0              0.00%             10.9%
12/31/2011                        1.43                 0                 0              0.00%              0.9%
12/31/2010                        1.42                 0                 0              0.00%             13.0%
12/31/2009                        1.26                 0                 0              0.00%             25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.7%
                2011               3.3%
                2010               6.2%
                2009               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2015 STRATEGY FUND R3 CLASS - 782494785

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,327,952   $     1,377,519           133,676
                                                                         ===============   ===============
Receivables: investments sold                                    2,130
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,330,082
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,330,082           858,294   $          1.55
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $     1,330,082           858,294
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        19,083
Mortality & expense charges                                                                        (18,984)
                                                                                           ---------------
Net investment income (loss)                                                                            99
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            74,027
Realized gain distributions                                                                         96,616
Net change in unrealized appreciation (depreciation)                                               (91,631)
                                                                                           ---------------
Net gain (loss)                                                                                     79,012
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        79,111
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 99   $             22,384
Net realized gain (loss)                                                      74,027                 33,977
Realized gain distributions                                                   96,616                 18,816
Net change in unrealized appreciation (depreciation)                         (91,631)                63,157
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,111                138,334
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     715,749                286,197
Cost of units redeemed                                                    (1,011,746)              (445,608)
Account charges                                                               (1,514)                  (924)
                                                                --------------------   --------------------
Increase (decrease)                                                         (297,511)              (160,335)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (218,400)               (22,001)
Net assets, beginning                                                      1,548,482              1,570,483
                                                                --------------------   --------------------
Net assets, ending                                              $          1,330,082   $          1,548,482
                                                                ====================   ====================

Units sold                                                                   489,876                481,818
Units redeemed                                                              (677,723)              (591,337)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (187,847)              (109,519)
Units outstanding, beginning                                               1,046,141              1,155,660
                                                                --------------------   --------------------
Units outstanding, ending                                                    858,294              1,046,141
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,021,245
Cost of units redeemed/account charges                                                           (2,052,766)
Net investment income (loss)                                                                         82,959
Net realized gain (loss)                                                                            204,860
Realized gain distributions                                                                         123,351
Net change in unrealized appreciation (depreciation)                                                (49,567)
                                                                                       --------------------
Net assets                                                                             $          1,330,082
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.55               858   $         1,330              1.25%              4.7%
12/31/2012                        1.48             1,046             1,548              1.25%              8.9%
12/31/2011                        1.36             1,156             1,570              1.25%             -0.8%
12/31/2010                        1.37               911             1,248              1.25%             11.1%
12/31/2009                        1.23               450               555              1.25%             23.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.57                 0   $             0              1.00%              5.0%
12/31/2012                        1.50                 0                 0              1.00%              9.2%
12/31/2011                        1.37                 0                 0              1.00%             -0.6%
12/31/2010                        1.38                 0                 0              1.00%             11.4%
12/31/2009                        1.24                 0                 0              1.00%             23.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.59                 0   $             0              0.75%              5.2%
12/31/2012                        1.51                 0                 0              0.75%              9.5%
12/31/2011                        1.38                 0                 0              0.75%             -0.3%
12/31/2010                        1.38                 0                 0              0.75%             11.6%
12/31/2009                        1.24                 0                 0              0.75%             23.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              0.50%              5.5%
12/31/2012                        1.53                 0                 0              0.50%              9.7%
12/31/2011                        1.39                 0                 0              0.50%             -0.1%
12/31/2010                        1.39                 0                 0              0.50%             11.9%
12/31/2009                        1.24                 0                 0              0.50%             24.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              0.25%              5.7%
12/31/2012                        1.54                 0                 0              0.25%             10.0%
12/31/2011                        1.40                 0                 0              0.25%              0.2%
12/31/2010                        1.40                 0                 0              0.25%             12.2%
12/31/2009                        1.25                 0                 0              0.25%             24.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.00%              6.0%
12/31/2012                        1.56                 0                 0              0.00%             10.3%
12/31/2011                        1.41                 0                 0              0.00%              0.4%
12/31/2010                        1.41               111               155              0.00%             12.5%
12/31/2009                        1.25                 0                 0              0.00%             24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               2.7%
                2011               2.3%
                2010               4.7%
                2009               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R1 CLASS - 782494777

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,352,382   $     1,330,519           130,995
                                                                         ===============   ===============
Receivables: investments sold                                      801
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,353,183
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,353,183           783,746   $          1.73
Band 100                                                            --                --              1.75
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.82
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $     1,353,183           783,746
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        33,377
Mortality & expense charges                                                                        (22,704)
                                                                                           ---------------
Net investment income (loss)                                                                        10,673
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           187,070
Realized gain distributions                                                                         64,539
Net change in unrealized appreciation (depreciation)                                               (63,454)
                                                                                           ---------------
Net gain (loss)                                                                                    188,155
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       198,828
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,673   $             44,489
Net realized gain (loss)                                                     187,070                 89,965
Realized gain distributions                                                   64,539                 54,983
Net change in unrealized appreciation (depreciation)                         (63,454)                85,865
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            198,828                275,302
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     728,165                962,559
Cost of units redeemed                                                    (2,490,848)            (1,421,485)
Account charges                                                                 (944)                  (532)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,763,627)              (459,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,564,799)              (184,156)
Net assets, beginning                                                      2,917,982              3,102,138
                                                                --------------------   --------------------
Net assets, ending                                              $          1,353,183   $          2,917,982
                                                                ====================   ====================

Units sold                                                                   453,892                652,712
Units redeemed                                                            (1,548,539)            (1,002,817)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,094,647)              (350,105)
Units outstanding, beginning                                               1,878,393              2,228,498
                                                                --------------------   --------------------
Units outstanding, ending                                                    783,746              1,878,393
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,154,408
Cost of units redeemed/account charges                                                           (4,412,440)
Net investment income (loss)                                                                        137,321
Net realized gain (loss)                                                                            323,170
Realized gain distributions                                                                         128,861
Net change in unrealized appreciation (depreciation)                                                 21,863
                                                                                       --------------------
Net assets                                                                             $          1,353,183
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73               784   $         1,353              1.25%             11.1%
12/31/2012                        1.55             1,878             2,918              1.25%             11.6%
12/31/2011                        1.39             2,228             3,102              1.25%             -3.2%
12/31/2010                        1.44             1,278             1,838              1.25%             13.2%
12/31/2009                        1.27               149               189              1.25%             26.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              1.00%             11.4%
12/31/2012                        1.57                 0                 0              1.00%             11.9%
12/31/2011                        1.40                 0                 0              1.00%             -3.0%
12/31/2010                        1.45                 0                 0              1.00%             13.5%
12/31/2009                        1.27                 0                 0              1.00%             27.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.75%             11.7%
12/31/2012                        1.59                 0                 0              0.75%             12.2%
12/31/2011                        1.41                 0                 0              0.75%             -2.8%
12/31/2010                        1.45                 0                 0              0.75%             13.7%
12/31/2009                        1.28                 0                 0              0.75%             27.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.50%             12.0%
12/31/2012                        1.60                 0                 0              0.50%             12.4%
12/31/2011                        1.42                 0                 0              0.50%             -2.5%
12/31/2010                        1.46                 0                 0              0.50%             14.0%
12/31/2009                        1.28                 0                 0              0.50%             27.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.25%             12.3%
12/31/2012                        1.62                 0                 0              0.25%             12.7%
12/31/2011                        1.43                 0                 0              0.25%             -2.3%
12/31/2010                        1.47                 0                 0              0.25%             14.3%
12/31/2009                        1.28                 0                 0              0.25%             28.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.00%             12.5%
12/31/2012                        1.63                 0                 0              0.00%             13.0%
12/31/2011                        1.45                 0                 0              0.00%             -2.0%
12/31/2010                        1.48                 0                 0              0.00%             14.6%
12/31/2009                        1.29                 0                 0              0.00%             28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.6%
                2012               2.5%
                2011               2.7%
                2010               5.3%
                2009               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R3 CLASS - 782494751

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,954,382   $     1,860,969           189,957
                                                                         ===============   ===============
Receivables: investments sold                                    2,175
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,956,557
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,956,557         1,163,331   $          1.68
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.79
                                                       ---------------   ---------------
 Total                                                 $     1,956,557         1,163,331
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        33,236
Mortality & expense charges                                                                        (22,185)
                                                                                           ---------------
Net investment income (loss)                                                                        11,051
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,590
Realized gain distributions                                                                         93,783
Net change in unrealized appreciation (depreciation)                                                29,303
                                                                                           ---------------
Net gain (loss)                                                                                    164,676
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       175,727
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,051   $             12,939
Net realized gain (loss)                                                      41,590                 69,790
Realized gain distributions                                                   93,783                 28,142
Net change in unrealized appreciation (depreciation)                          29,303                 58,741
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            175,727                169,612
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     513,083                182,207
Cost of units redeemed                                                      (223,603)              (523,874)
Account charges                                                               (1,536)                (1,130)
                                                                --------------------   --------------------
Increase (decrease)                                                          287,944               (342,797)
                                                                --------------------   --------------------
Net increase (decrease)                                                      463,671               (173,185)
Net assets, beginning                                                      1,492,886              1,666,071
                                                                --------------------   --------------------
Net assets, ending                                              $          1,956,557   $          1,492,886
                                                                ====================   ====================

Units sold                                                                   400,089                498,582
Units redeemed                                                              (217,714)              (733,394)
                                                                --------------------   --------------------
Net increase (decrease)                                                      182,375               (234,812)
Units outstanding, beginning                                                 980,956              1,215,768
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,163,331                980,956
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,715,462
Cost of units redeemed/account charges                                                           (1,241,580)
Net investment income (loss)                                                                         71,890
Net realized gain (loss)                                                                            190,372
Realized gain distributions                                                                         127,000
Net change in unrealized appreciation (depreciation)                                                 93,413
                                                                                       --------------------
Net assets                                                                             $          1,956,557
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68             1,163   $         1,957              1.25%             10.5%
12/31/2012                        1.52               981             1,493              1.25%             11.1%
12/31/2011                        1.37             1,216             1,666              1.25%             -3.7%
12/31/2010                        1.42               970             1,381              1.25%             12.6%
12/31/2009                        1.26               312               395              1.25%             26.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70                 0   $             0              1.00%             10.8%
12/31/2012                        1.54                 0                 0              1.00%             11.3%
12/31/2011                        1.38                 0                 0              1.00%             -3.5%
12/31/2010                        1.43                 0                 0              1.00%             12.9%
12/31/2009                        1.27                 0                 0              1.00%             26.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.75%             11.1%
12/31/2012                        1.55                 0                 0              0.75%             11.6%
12/31/2011                        1.39                 0                 0              0.75%             -3.2%
12/31/2010                        1.44                 0                 0              0.75%             13.2%
12/31/2009                        1.27                 0                 0              0.75%             27.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.50%             11.3%
12/31/2012                        1.57                 0                 0              0.50%             11.9%
12/31/2011                        1.40                 0                 0              0.50%             -3.0%
12/31/2010                        1.45                 0                 0              0.50%             13.4%
12/31/2009                        1.27                 0                 0              0.50%             27.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.25%             11.6%
12/31/2012                        1.58                 0                 0              0.25%             12.2%
12/31/2011                        1.41                 0                 0              0.25%             -2.8%
12/31/2010                        1.45                 0                 0              0.25%             13.7%
12/31/2009                        1.28                 0                 0              0.25%             27.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.00%             11.9%
12/31/2012                        1.60                 0                 0              0.00%             12.5%
12/31/2011                        1.42                 0                 0              0.00%             -2.5%
12/31/2010                        1.46               131               192              0.00%             14.0%
12/31/2009                        1.28                 0                 0              0.00%             27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               2.1%
                2011               1.9%
                2010               4.5%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R1 CLASS - 782494744

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,111,634   $     1,031,699           100,783
                                                                         ===============   ===============
Receivables: investments sold                                    2,021
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,113,655
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,113,655           596,451   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $     1,113,655           596,451
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,351
Mortality & expense charges                                                                        (15,083)
                                                                                           ---------------
Net investment income (loss)                                                                        13,268
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,021
Realized gain distributions                                                                         23,880
Net change in unrealized appreciation (depreciation)                                                34,295
                                                                                           ---------------
Net gain (loss)                                                                                    198,196
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       211,464
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,268   $             10,207
Net realized gain (loss)                                                     140,021                 52,237
Realized gain distributions                                                   23,880                 35,132
Net change in unrealized appreciation (depreciation)                          34,295                 57,137
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            211,464                154,713
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     812,160                  3,158
Cost of units redeemed                                                    (1,255,340)              (276,407)
Account charges                                                               (1,128)                (1,059)
                                                                --------------------   --------------------
Increase (decrease)                                                         (444,308)              (274,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (232,844)              (119,595)
Net assets, beginning                                                      1,346,499              1,466,094
                                                                --------------------   --------------------
Net assets, ending                                              $          1,113,655   $          1,346,499
                                                                ====================   ====================

Units sold                                                                   487,467                406,498
Units redeemed                                                              (751,155)              (610,836)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (263,688)              (204,338)
Units outstanding, beginning                                                 860,139              1,064,477
                                                                --------------------   --------------------
Units outstanding, ending                                                    596,451                860,139
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,428,541
Cost of units redeemed/account charges                                                           (1,716,187)
Net investment income (loss)                                                                         47,364
Net realized gain (loss)                                                                            206,883
Realized gain distributions                                                                          67,119
Net change in unrealized appreciation (depreciation)                                                 79,935
                                                                                       --------------------
Net assets                                                                             $          1,113,655
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87               596   $         1,114              1.25%             19.3%
12/31/2012                        1.57               860             1,346              1.25%             13.7%
12/31/2011                        1.38             1,064             1,466              1.25%             -6.3%
12/31/2010                        1.47               560               824              1.25%             13.8%
12/31/2009                        1.29                44                57              1.25%             29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             13.9%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%
12/31/2009                        1.30                 0                 0              1.00%             29.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             30.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.6%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.31                 0                 0              0.25%             30.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.3%
                2012               1.8%
                2011               2.1%
                2010               4.0%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R3 CLASS - 782494728

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,289,998   $     1,134,615           116,968
                                                                         ===============   ===============
Receivables: investments sold                                    1,332
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,291,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,291,330           709,667   $          1.82
Band 100                                                            --                --              1.84
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $     1,291,330           709,667
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        26,164
Mortality & expense charges                                                                        (14,822)
                                                                                           ---------------
Net investment income (loss)                                                                        11,342
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,348
Realized gain distributions                                                                         27,890
Net change in unrealized appreciation (depreciation)                                               117,985
                                                                                           ---------------
Net gain (loss)                                                                                    190,223
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       201,565
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,342   $                348
Net realized gain (loss)                                                      44,348                 49,130
Realized gain distributions                                                   27,890                 28,354
Net change in unrealized appreciation (depreciation)                         117,985                 71,015
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            201,565                148,847
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     335,458                339,982
Cost of units redeemed                                                      (326,226)              (426,723)
Account charges                                                               (1,684)                (1,044)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,548                (87,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                      209,113                 61,062
Net assets, beginning                                                      1,082,217              1,021,155
                                                                --------------------   --------------------
Net assets, ending                                              $          1,291,330   $          1,082,217
                                                                ====================   ====================

Units sold                                                                   242,099                923,183
Units redeemed                                                              (238,402)              (970,715)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,697                (47,532)
Units outstanding, beginning                                                 705,970                753,502
                                                                --------------------   --------------------
Units outstanding, ending                                                    709,667                705,970
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,979,736
Cost of units redeemed/account charges                                                           (1,110,816)
Net investment income (loss)                                                                         27,428
Net realized gain (loss)                                                                            177,693
Realized gain distributions                                                                          61,906
Net change in unrealized appreciation (depreciation)                                                155,383
                                                                                       --------------------
Net assets                                                                             $          1,291,330
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82               710   $         1,291              1.25%             18.7%
12/31/2012                        1.53               706             1,082              1.25%             13.1%
12/31/2011                        1.36               754             1,021              1.25%             -6.8%
12/31/2010                        1.45               496               721              1.25%             13.2%
12/31/2009                        1.28               323               415              1.25%             28.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              1.00%             19.0%
12/31/2012                        1.55                 0                 0              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.6%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.1%
12/31/2010                        1.48                 0                 0              0.50%             14.0%
12/31/2009                        1.29                 0                 0              0.50%             29.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.9%
12/31/2010                        1.48                 0                 0              0.25%             14.3%
12/31/2009                        1.30                 0                 0              0.25%             29.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.5%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49               138               206              0.00%             14.6%
12/31/2009                        1.30                 0                 0              0.00%             30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               1.4%
                2011               1.4%
                2010               2.6%
                2009               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R1 CLASS - 782494710

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       833,287   $       769,474            77,008
                                                                         ===============   ===============
Receivables: investments sold                                      716
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       834,003
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       834,003           446,320   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.97
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $       834,003           446,320
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        21,472
Mortality & expense charges                                                                        (12,691)
                                                                                           ---------------
Net investment income (loss)                                                                         8,781
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           139,895
Realized gain distributions                                                                          6,419
Net change in unrealized appreciation (depreciation)                                                21,807
                                                                                           ---------------
Net gain (loss)                                                                                    168,121
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       176,902
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,781   $             10,313
Net realized gain (loss)                                                     139,895                 10,205
Realized gain distributions                                                    6,419                 25,409
Net change in unrealized appreciation (depreciation)                          21,807                 88,837
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            176,902                134,764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     614,882                350,122
Cost of units redeemed                                                    (1,239,695)              (162,734)
Account charges                                                                 (709)                (1,645)
                                                                --------------------   --------------------
Increase (decrease)                                                         (625,522)               185,743
                                                                --------------------   --------------------
Net increase (decrease)                                                     (448,620)               320,507
Net assets, beginning                                                      1,282,623                962,116
                                                                --------------------   --------------------
Net assets, ending                                              $            834,003   $          1,282,623
                                                                ====================   ====================

Units sold                                                                   361,962                385,884
Units redeemed                                                              (733,891)              (266,108)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (371,929)               119,776
Units outstanding, beginning                                                 818,249                698,473
                                                                --------------------   --------------------
Units outstanding, ending                                                    446,320                818,249
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,964,503
Cost of units redeemed/account charges                                                           (1,455,527)
Net investment income (loss)                                                                         31,792
Net realized gain (loss)                                                                            153,357
Realized gain distributions                                                                          76,065
Net change in unrealized appreciation (depreciation)                                                 63,813
                                                                                       --------------------
Net assets                                                                             $            834,003
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87               446   $           834              1.25%             19.2%
12/31/2012                        1.57               818             1,283              1.25%             13.8%
12/31/2011                        1.38               698               962              1.25%             -6.4%
12/31/2010                        1.47               186               274              1.25%             13.8%
12/31/2009                        1.29                18                24              1.25%             29.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              1.00%             19.5%
12/31/2012                        1.58                 0                 0              1.00%             14.1%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%
12/31/2009                        1.30                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.75%             19.8%
12/31/2012                        1.60                 0                 0              0.75%             14.4%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             30.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.7%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.97                 0   $             0              0.25%             20.4%
12/31/2012                        1.63                 0                 0              0.25%             14.9%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.31                 0                 0              0.25%             30.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              0.00%             20.7%
12/31/2012                        1.65                 0                 0              0.00%             15.2%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.0%
                2012               2.1%
                2011               2.3%
                2010               3.9%
                2009               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R3 CLASS - 782494686

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       353,444   $       308,740            32,731
                                                                         ===============   ===============
Receivables: investments sold                                      380
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       353,824
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       353,824           194,347   $          1.82
Band 100                                                            --                --              1.84
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $       353,824           194,347
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,190
Mortality & expense charges                                                                         (4,160)
                                                                                           ---------------
Net investment income (loss)                                                                         3,030
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,782
Realized gain distributions                                                                          2,746
Net change in unrealized appreciation (depreciation)                                                35,094
                                                                                           ---------------
Net gain (loss)                                                                                     51,622
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        54,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,030   $             (1,292)
Net realized gain (loss)                                                      13,782                 11,132
Realized gain distributions                                                    2,746                  5,790
Net change in unrealized appreciation (depreciation)                          35,094                 41,337
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             54,652                 56,967
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     111,543                242,314
Cost of units redeemed                                                      (106,390)              (414,661)
Account charges                                                                 (642)                (1,375)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,511               (173,722)
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,163               (116,755)
Net assets, beginning                                                        294,661                411,416
                                                                --------------------   --------------------
Net assets, ending                                              $            353,824   $            294,661
                                                                ====================   ====================

Units sold                                                                    82,528                175,592
Units redeemed                                                               (80,213)              (287,060)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,315               (111,468)
Units outstanding, beginning                                                 192,032                303,500
                                                                --------------------   --------------------
Units outstanding, ending                                                    194,347                192,032
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            832,623
Cost of units redeemed/account charges                                                             (607,864)
Net investment income (loss)                                                                          7,491
Net realized gain (loss)                                                                             49,372
Realized gain distributions                                                                          27,498
Net change in unrealized appreciation (depreciation)                                                 44,704
                                                                                       --------------------
Net assets                                                                             $            353,824
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82               194   $           354              1.25%             18.6%
12/31/2012                        1.53               192               295              1.25%             13.2%
12/31/2011                        1.36               304               411              1.25%             -6.7%
12/31/2010                        1.45               183               265              1.25%             13.2%
12/31/2009                        1.28                78               100              1.25%             28.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              1.00%             18.9%
12/31/2012                        1.55                 0                 0              1.00%             13.5%
12/31/2011                        1.37                 0                 0              1.00%             -6.5%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.75%             19.2%
12/31/2012                        1.57                 0                 0              0.75%             13.8%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.50%             19.5%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.0%
12/31/2010                        1.48                 0                 0              0.50%             14.1%
12/31/2009                        1.29                 0                 0              0.50%             29.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%             19.8%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.8%
12/31/2010                        1.48                 0                 0              0.25%             14.3%
12/31/2009                        1.30                 0                 0              0.25%             29.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.00%             20.1%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49                34                50              0.00%             14.6%
12/31/2009                        1.30                 0                 0              0.00%             30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               1.2%
                2011               1.5%
                2010               2.8%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R1 CLASS - 782494678

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,127,975   $     1,011,867           122,162
                                                                         ===============   ===============
Receivables: investments sold                                      803
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,128,778
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,128,778           604,460   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $     1,128,778           604,460
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,468
Mortality & expense charges                                                                        (15,118)
                                                                                           ---------------
Net investment income (loss)                                                                        13,350
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,583
Realized gain distributions                                                                          9,553
Net change in unrealized appreciation (depreciation)                                               123,549
                                                                                           ---------------
Net gain (loss)                                                                                    199,685
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       213,035
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,350   $             10,393
Net realized gain (loss)                                                      66,583               (109,012)
Realized gain distributions                                                    9,553                 11,513
Net change in unrealized appreciation (depreciation)                         123,549                214,247
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            213,035                127,141
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     683,097                281,192
Cost of units redeemed                                                    (1,058,874)              (203,135)
Account charges                                                               (1,249)                (2,200)
                                                                --------------------   --------------------
Increase (decrease)                                                         (377,026)                75,857
                                                                --------------------   --------------------
Net increase (decrease)                                                     (163,991)               202,998
Net assets, beginning                                                      1,292,769              1,089,771
                                                                --------------------   --------------------
Net assets, ending                                              $          1,128,778   $          1,292,769
                                                                ====================   ====================

Units sold                                                                   411,035                494,264
Units redeemed                                                              (632,221)              (459,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (221,186)                34,450
Units outstanding, beginning                                                 825,646                791,196
                                                                --------------------   --------------------
Units outstanding, ending                                                    604,460                825,646
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,149,265
Cost of units redeemed/account charges                                                           (1,373,310)
Net investment income (loss)                                                                         40,052
Net realized gain (loss)                                                                            (40,940)
Realized gain distributions                                                                         237,603
Net change in unrealized appreciation (depreciation)                                                116,108
                                                                                       --------------------
Net assets                                                                             $          1,128,778
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87               604   $         1,129              1.25%             19.3%
12/31/2012                        1.57               826             1,293              1.25%             13.7%
12/31/2011                        1.38               791             1,090              1.25%             -6.2%
12/31/2010                        1.47               341               501              1.25%             13.9%
12/31/2009                        1.29                30                38              1.25%             29.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.39                 0                 0              1.00%             -6.0%
12/31/2010                        1.48                 0                 0              1.00%             14.2%
12/31/2009                        1.29                 0                 0              1.00%             29.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.92                 0   $             0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.8%
12/31/2010                        1.48                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             29.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.5%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.96                 0   $             0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.3%
12/31/2010                        1.50                 0                 0              0.25%             15.0%
12/31/2009                        1.30                 0                 0              0.25%             30.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.1%
12/31/2010                        1.51                 0                 0              0.00%             15.3%
12/31/2009                        1.31                 0                 0              0.00%             30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.4%
                2012               2.0%
                2011               2.2%
                2010               3.8%
                2009               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R3 CLASS - 782494652

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       378,854   $       331,010            41,019
                                                                         ===============   ===============
Receivables: investments sold                                      169
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       379,023
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       375,368           206,217   $          1.82
Band 100                                                         3,655             1,983              1.84
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $       379,023           208,200
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,724
Mortality & expense charges                                                                         (4,569)
                                                                                           ---------------
Net investment income (loss)                                                                         3,155
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,514
Realized gain distributions                                                                          3,255
Net change in unrealized appreciation (depreciation)                                                29,459
                                                                                           ---------------
Net gain (loss)                                                                                     56,228
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        59,383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,155   $               (709)
Net realized gain (loss)                                                      23,514                (70,376)
Realized gain distributions                                                    3,255                  2,829
Net change in unrealized appreciation (depreciation)                          29,459                119,831
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             59,383                 51,575
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     100,836                 25,316
Cost of units redeemed                                                       (97,341)              (148,931)
Account charges                                                                 (975)                (1,532)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,520               (125,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,903                (73,572)
Net assets, beginning                                                        317,120                390,692
                                                                --------------------   --------------------
Net assets, ending                                              $            379,023   $            317,120
                                                                ====================   ====================

Units sold                                                                   114,340                174,443
Units redeemed                                                              (112,886)              (255,903)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,454                (81,460)
Units outstanding, beginning                                                 206,746                288,206
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,200                206,746
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            579,908
Cost of units redeemed/account charges                                                             (302,358)
Net investment income (loss)                                                                          6,067
Net realized gain (loss)                                                                            (35,823)
Realized gain distributions                                                                          83,385
Net change in unrealized appreciation (depreciation)                                                 47,844
                                                                                       --------------------
Net assets                                                                             $            379,023
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82               206   $           375              1.25%             18.7%
12/31/2012                        1.53               205               314              1.25%             13.1%
12/31/2011                        1.36               288               391              1.25%             -6.6%
12/31/2010                        1.45               107               155              1.25%             13.2%
12/31/2009                        1.28                17                22              1.25%             28.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 2   $             4              1.00%             19.0%
12/31/2012                        1.55                 2                 3              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.4%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.87                 0   $             0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.2%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.89                 0   $             0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -5.9%
12/31/2010                        1.47                 0                 0              0.50%             14.1%
12/31/2009                        1.29                 0                 0              0.50%             29.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.7%
12/31/2010                        1.48                 0                 0              0.25%             14.4%
12/31/2009                        1.30                 0                 0              0.25%             29.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.94                 0   $             0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.5%
12/31/2010                        1.49                26                38              0.00%             14.7%
12/31/2009                        1.30                 0                 0              0.00%             30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.2%
                2012               1.2%
                2011               1.7%
                2010               2.6%
                2009               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R1 CLASS - 782494645

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,641,971   $     3,607,546           350,893
                                                                         ===============   ===============
Receivables: investments sold                                    3,808
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,645,779
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,645,779         3,225,991   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $     3,645,779         3,225,991
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        73,951
Mortality & expense charges                                                                        (51,240)
                                                                                           ---------------
Net investment income (loss)                                                                        22,711
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,230
Realized gain distributions                                                                        160,117
Net change in unrealized appreciation (depreciation)                                               (81,405)
                                                                                           ---------------
Net gain (loss)                                                                                    147,942
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       170,653
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,711   $             96,681
Net realized gain (loss)                                                      69,230                 24,313
Realized gain distributions                                                  160,117                 18,685
Net change in unrealized appreciation (depreciation)                         (81,405)               234,055
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            170,653                373,734
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     493,587                827,305
Cost of units redeemed                                                    (1,484,281)            (1,038,405)
Account charges                                                                 (804)                (1,448)
                                                                --------------------   --------------------
Increase (decrease)                                                         (991,498)              (212,548)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (820,845)               161,186
Net assets, beginning                                                      4,466,624              4,305,438
                                                                --------------------   --------------------
Net assets, ending                                              $          3,645,779   $          4,466,624
                                                                ====================   ====================

Units sold                                                                   449,397                887,678
Units redeemed                                                            (1,348,406)            (1,087,661)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (899,009)              (199,983)
Units outstanding, beginning                                               4,125,000              4,324,983
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,225,991              4,125,000
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,931,751
Cost of units redeemed/account charges                                                           (3,807,048)
Net investment income (loss)                                                                        199,234
Net realized gain (loss)                                                                             91,626
Realized gain distributions                                                                         195,791
Net change in unrealized appreciation (depreciation)                                                 34,425
                                                                                       --------------------
Net assets                                                                             $          3,645,779
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13             3,226   $         3,646              1.25%              4.4%
12/31/2012                        1.08             4,125             4,467              1.25%              8.8%
12/31/2011                        1.00             4,325             4,305              1.25%             -0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              1.00%              4.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.75%              4.9%
12/31/2012                        1.09                 0                 0              0.75%              9.3%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.50%              5.2%
12/31/2012                        1.10                 0                 0              0.50%              9.6%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.25%              5.4%
12/31/2012                        1.10                 0                 0              0.25%              9.9%
12/31/2011                        1.01                 0                 0              0.25%              0.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.00%              5.7%
12/31/2012                        1.11                 0                 0              0.00%             10.1%
12/31/2011                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               3.5%
                2011               6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R3 CLASS - 782494629

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,003,043   $       996,464            96,760
                                                                         ===============   ===============
Receivables: investments sold                                      358
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,003,401
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,003,401           901,310   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $     1,003,401           901,310
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        18,822
Mortality & expense charges                                                                        (21,414)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,592)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,026
Realized gain distributions                                                                         45,149
Net change in unrealized appreciation (depreciation)                                               (53,064)
                                                                                           ---------------
Net gain (loss)                                                                                     58,111
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        55,519
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,592)  $             30,382
Net realized gain (loss)                                                      66,026                 16,858
Realized gain distributions                                                   45,149                  8,537
Net change in unrealized appreciation (depreciation)                         (53,064)               134,751
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             55,519                190,528
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      39,758                423,522
Cost of units redeemed                                                    (1,123,588)            (1,245,572)
Account charges                                                               (1,406)                (1,491)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,085,236)              (823,541)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,029,717)              (633,013)
Net assets, beginning                                                      2,033,118              2,666,131
                                                                --------------------   --------------------
Net assets, ending                                              $          1,003,401   $          2,033,118
                                                                ====================   ====================

Units sold                                                                   224,040                412,218
Units redeemed                                                            (1,218,774)            (1,209,016)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (994,734)              (796,798)
Units outstanding, beginning                                               1,896,044              2,692,842
                                                                --------------------   --------------------
Units outstanding, ending                                                    901,310              1,896,044
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,249,628
Cost of units redeemed/account charges                                                           (3,461,949)
Net investment income (loss)                                                                         68,697
Net realized gain (loss)                                                                             76,195
Realized gain distributions                                                                          64,251
Net change in unrealized appreciation (depreciation)                                                  6,579
                                                                                       --------------------
Net assets                                                                             $          1,003,401
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11               901   $         1,003              1.25%              3.8%
12/31/2012                        1.07             1,896             2,033              1.25%              8.3%
12/31/2011                        0.99             2,648             2,621              1.25%             -1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              1.00%              4.1%
12/31/2012                        1.08                 0                 0              1.00%              8.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.75%              4.3%
12/31/2012                        1.08                 0                 0              0.75%              8.9%
12/31/2011                        0.99                 0                 0              0.75%             -0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%              4.6%
12/31/2012                        1.09                 0                 0              0.50%              9.1%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%              4.9%
12/31/2012                        1.09                 0                 0              0.25%              9.4%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              0.00%              5.1%
12/31/2012                        1.10                 0                 0              0.00%              9.7%
12/31/2011                        1.00                45                45              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               2.5%
                2011               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RUSSELL U.S. CORE EQUITY FUND S CLASS - 782494587

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       167,466   $        91,936             4,165
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (48)
                                                       ---------------
Net assets                                             $       167,418
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       167,418            80,462   $          2.08
Band 100                                                            --                --              2.11
Band 75                                                             --                --              2.13
Band 50                                                             --                --              2.16
Band 25                                                             --                --              2.19
Band 0                                                              --                --              2.22
                                                       ---------------   ---------------
 Total                                                 $       167,418            80,462
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,255
Mortality & expense charges                                                                         (2,076)
                                                                                           ---------------
Net investment income (loss)                                                                          (821)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,067
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                25,558
                                                                                           ---------------
Net gain (loss)                                                                                     44,625
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        43,804
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (821)  $               (277)
Net realized gain (loss)                                                      19,067                  4,502
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          25,558                 17,112
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,804                 21,337
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,510                  1,791
Cost of units redeemed                                                       (45,442)               (13,350)
Account charges                                                                 (108)                  (148)
                                                                --------------------   --------------------
Increase (decrease)                                                          (37,040)               (11,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,764                  9,630
Net assets, beginning                                                        160,654                151,024
                                                                --------------------   --------------------
Net assets, ending                                              $            167,418   $            160,654
                                                                ====================   ====================

Units sold                                                                     4,688                  1,165
Units redeemed                                                               (24,784)                (8,729)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,096)                (7,564)
Units outstanding, beginning                                                 100,558                108,122
                                                                --------------------   --------------------
Units outstanding, ending                                                     80,462                100,558
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            181,490
Cost of units redeemed/account charges                                                             (119,781)
Net investment income (loss)                                                                         (2,382)
Net realized gain (loss)                                                                             32,561
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 75,530
                                                                                       --------------------
Net assets                                                                             $            167,418
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                80   $           167              1.25%             30.2%
12/31/2012                        1.60               101               161              1.25%             14.4%
12/31/2011                        1.40               108               151              1.25%             -4.2%
12/31/2010                        1.46               118               171              1.25%             13.9%
12/31/2009                        1.28               127               163              1.25%             27.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              1.00%             30.6%
12/31/2012                        1.61                 0                 0              1.00%             14.7%
12/31/2011                        1.41                 0                 0              1.00%             -4.0%
12/31/2010                        1.47                 0                 0              1.00%             14.2%
12/31/2009                        1.28                 0                 0              1.00%             28.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.13                 0   $             0              0.75%             30.9%
12/31/2012                        1.63                 0                 0              0.75%             15.0%
12/31/2011                        1.42                 0                 0              0.75%             -3.8%
12/31/2010                        1.47                 0                 0              0.75%             14.5%
12/31/2009                        1.29                 0                 0              0.75%             28.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.16                 0   $             0              0.50%             31.2%
12/31/2012                        1.65                 0                 0              0.50%             15.2%
12/31/2011                        1.43                 0                 0              0.50%             -3.5%
12/31/2010                        1.48                 0                 0              0.50%             14.8%
12/31/2009                        1.29                 0                 0              0.50%             28.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.25%             31.5%
12/31/2012                        1.66                 0                 0              0.25%             15.5%
12/31/2011                        1.44                 0                 0              0.25%             -3.3%
12/31/2010                        1.49                 0                 0              0.25%             15.1%
12/31/2009                        1.29                 0                 0              0.25%             29.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.22                 0   $             0              0.00%             31.9%
12/31/2012                        1.68                 0                 0              0.00%             15.8%
12/31/2011                        1.45                 0                 0              0.00%             -3.0%
12/31/2010                        1.50                 0                 0              0.00%             15.4%
12/31/2009                        1.30                 0                 0              0.00%             29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.8%
                2012               1.1%
                2011               0.9%
                2010               0.8%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           509   $           408                12
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           509
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           509               256   $          1.99
Band 100                                                            --                --              2.01
Band 75                                                             --                --              2.04
Band 50                                                             --                --              2.06
Band 25                                                             --                --              2.09
Band 0                                                              --                --              2.11
                                                       ---------------   ---------------
 Total                                                 $           509               256
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             4
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 6
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    89
                                                                                           ---------------
Net gain (loss)                                                                                         95
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            97
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                  2
Net realized gain (loss)                                                           6                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              89                     13
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 97                     15
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         146                    136
Cost of units redeemed                                                            --                     --
Account charges                                                                   (1)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              145                    135
                                                                --------------------   --------------------
Net increase (decrease)                                                          242                    150
Net assets, beginning                                                            267                    117
                                                                --------------------   --------------------
Net assets, ending                                              $                509   $                267
                                                                ====================   ====================

Units sold                                                                        83                     89
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           83                     89
Units outstanding, beginning                                                     173                     84
                                                                --------------------   --------------------
Units outstanding, ending                                                        256                    173
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                400
Cost of units redeemed/account charges                                                                   (2)
Net investment income (loss)                                                                              4
Net realized gain (loss)                                                                                  6
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    101
                                                                                       --------------------
Net assets                                                                             $                509
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99                 0   $             1              1.25%             28.9%
12/31/2012                        1.54                 0                 0              1.25%             10.2%
12/31/2011                        1.40                 0                 0              1.25%              3.1%
12/31/2010                        1.36                 0                 0              1.25%             11.1%
12/31/2009                        1.22                 0                 0              1.25%             21.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              1.00%             29.2%
12/31/2012                        1.56                 0                 0              1.00%             10.5%
12/31/2011                        1.41                 0                 0              1.00%              3.3%
12/31/2010                        1.36                 0                 0              1.00%             11.4%
12/31/2009                        1.22                 0                 0              1.00%             21.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                 0   $             0              0.75%             29.5%
12/31/2012                        1.57                 0                 0              0.75%             10.7%
12/31/2011                        1.42                 0                 0              0.75%              3.6%
12/31/2010                        1.37                 0                 0              0.75%             11.7%
12/31/2009                        1.23                 0                 0              0.75%             22.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.50%             29.8%
12/31/2012                        1.59                 0                 0              0.50%             11.0%
12/31/2011                        1.43                 0                 0              0.50%              3.9%
12/31/2010                        1.38                 0                 0              0.50%             11.9%
12/31/2009                        1.23                 0                 0              0.50%             22.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.25%             30.2%
12/31/2012                        1.60                 0                 0              0.25%             11.3%
12/31/2011                        1.44                 0                 0              0.25%              4.1%
12/31/2010                        1.38                 0                 0              0.25%             12.2%
12/31/2009                        1.23                 0                 0              0.25%             22.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.11                 0   $             0              0.00%             30.5%
12/31/2012                        1.62                 0                 0              0.00%             11.6%
12/31/2011                        1.45                 0                 0              0.00%              4.4%
12/31/2010                        1.39                 0                 0              0.00%             12.5%
12/31/2009                        1.24                 0                 0              0.00%             23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,661   $         2,734                86
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $         2,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,660             1,053   $          2.53
Band 100                                                            --                --              2.56
Band 75                                                             --                --              2.59
Band 50                                                             --                --              2.62
Band 25                                                             --                --              2.66
Band 0                                                              --                --              2.69
                                                       ---------------   ---------------
 Total                                                 $         2,660             1,053
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                            (10)
                                                                                           ---------------
Net investment income (loss)                                                                            (2)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                14
Realized gain distributions                                                                            337
Net change in unrealized appreciation (depreciation)                                                   (73)
                                                                                           ---------------
Net gain (loss)                                                                                        278
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           276
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (2)  $                 --
Net realized gain (loss)                                                          14                     --
Realized gain distributions                                                      337                     --
Net change in unrealized appreciation (depreciation)                             (73)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                276                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,387                     --
Cost of units redeemed                                                            (1)                    --
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,384                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,660                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              2,660   $                 --
                                                                ====================   ====================

Units sold                                                                     1,054                     --
Units redeemed                                                                    (1)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,053                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,053                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             33,963
Cost of units redeemed/account charges                                                              (30,580)
Net investment income (loss)                                                                            (43)
Net realized gain (loss)                                                                               (944)
Realized gain distributions                                                                             337
Net change in unrealized appreciation (depreciation)                                                    (73)
                                                                                       --------------------
Net assets                                                                             $              2,660
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53                 1   $             3              1.25%             42.2%
12/31/2012                        1.78                 0                 0              1.25%             12.7%
12/31/2011                        1.58                 0                 0              1.25%             -5.3%
12/31/2010                        1.66                 0                 0              1.25%             24.9%
12/31/2009                        1.33                 0                 0              1.25%             30.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.56                 0   $             0              1.00%             42.5%
12/31/2012                        1.79                 0                 0              1.00%             12.9%
12/31/2011                        1.59                 0                 0              1.00%             -5.0%
12/31/2010                        1.67                 0                 0              1.00%             25.2%
12/31/2009                        1.34                 0                 0              1.00%             30.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.59                 0   $             0              0.75%             42.9%
12/31/2012                        1.81                 0                 0              0.75%             13.2%
12/31/2011                        1.60                 0                 0              0.75%             -4.8%
12/31/2010                        1.68                 0                 0              0.75%             25.5%
12/31/2009                        1.34                 0                 0              0.75%             31.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.62                 0   $             0              0.50%             43.2%
12/31/2012                        1.83                 0                 0              0.50%             13.5%
12/31/2011                        1.61                 0                 0              0.50%             -4.5%
12/31/2010                        1.69                 0                 0              0.50%             25.8%
12/31/2009                        1.34                 0                 0              0.50%             31.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.66                 0   $             0              0.25%             43.6%
12/31/2012                        1.85                 0                 0              0.25%             13.8%
12/31/2011                        1.63                 0                 0              0.25%             -4.3%
12/31/2010                        1.70                 0                 0              0.25%             26.1%
12/31/2009                        1.35                 0                 0              0.25%             31.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.69                 0   $             0              0.00%             43.9%
12/31/2012                        1.87                 0                 0              0.00%             14.1%
12/31/2011                        1.64                 0                 0              0.00%             -4.1%
12/31/2010                        1.71                 0                 0              0.00%             26.5%
12/31/2009                        1.35                 0                 0              0.00%             32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.61
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.69
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              1.25%             20.4%
12/31/2012                        1.33                 0                 0              1.25%             16.2%
12/31/2011                        1.15                 0                 0              1.25%            -14.9%
12/31/2010                        1.35                 0                 0              1.25%              6.8%
12/31/2009                        1.26                 0                 0              1.25%             27.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.63                 0   $             0              1.00%             20.7%
12/31/2012                        1.35                 0                 0              1.00%             16.5%
12/31/2011                        1.16                 0                 0              1.00%            -14.7%
12/31/2010                        1.36                 0                 0              1.00%              7.1%
12/31/2009                        1.27                 0                 0              1.00%             28.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%             21.0%
12/31/2012                        1.36                 0                 0              0.75%             16.8%
12/31/2011                        1.17                 0                 0              0.75%            -14.4%
12/31/2010                        1.36                 0                 0              0.75%              7.4%
12/31/2009                        1.27                 0                 0              0.75%             28.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.67                 0   $             0              0.50%             21.3%
12/31/2012                        1.38                 0                 0              0.50%             17.1%
12/31/2011                        1.17                 0                 0              0.50%            -14.2%
12/31/2010                        1.37                 0                 0              0.50%              7.6%
12/31/2009                        1.27                 0                 0              0.50%             28.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.25%             21.6%
12/31/2012                        1.39                 0                 0              0.25%             17.4%
12/31/2011                        1.18                 0                 0              0.25%            -14.0%
12/31/2010                        1.38                 0                 0              0.25%              7.9%
12/31/2009                        1.28                 0                 0              0.25%             29.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.71                 0   $             0              0.00%             21.9%
12/31/2012                        1.40                 0                 0              0.00%             17.7%
12/31/2011                        1.19                 0                 0              0.00%            -13.8%
12/31/2010                        1.38                 0                 0              0.00%              8.2%
12/31/2009                        1.28                 0                 0              0.00%             29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL STRATEGIC BOND FUND S CLASS - 782494454 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.40
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              1.25%             -2.9%
12/31/2012                        1.44                 0                 0              1.25%              7.1%
12/31/2011                        1.35                 0                 0              1.25%              4.0%
12/31/2010                        1.30                 0                 0              1.25%              9.4%
12/31/2009                        1.18                 0                 0              1.25%             17.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             -2.6%
12/31/2012                        1.46                 0                 0              1.00%              7.3%
12/31/2011                        1.36                 0                 0              1.00%              4.3%
12/31/2010                        1.30                 0                 0              1.00%              9.7%
12/31/2009                        1.19                 0                 0              1.00%             17.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             -2.4%
12/31/2012                        1.47                 0                 0              0.75%              7.6%
12/31/2011                        1.37                 0                 0              0.75%              4.5%
12/31/2010                        1.31                 0                 0              0.75%             10.0%
12/31/2009                        1.19                 0                 0              0.75%             17.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.50%             -2.1%
12/31/2012                        1.49                 0                 0              0.50%              7.9%
12/31/2011                        1.38                 0                 0              0.50%              4.8%
12/31/2010                        1.32                 0                 0              0.50%             10.2%
12/31/2009                        1.19                 0                 0              0.50%             18.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%             -1.9%
12/31/2012                        1.50                 0                 0              0.25%              8.1%
12/31/2011                        1.39                 0                 0              0.25%              5.0%
12/31/2010                        1.32                 0                 0              0.25%             10.5%
12/31/2009                        1.20                 0                 0              0.25%             18.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.00%             -1.6%
12/31/2012                        1.52                 0                 0              0.00%              8.4%
12/31/2011                        1.40                 0                 0              0.00%              5.3%
12/31/2010                        1.33                 0                 0              0.00%             10.8%
12/31/2009                        1.20                 0                 0              0.00%             18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   220,255,604   $   144,046,072        14,190,718
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (299,466)
                                                       ---------------
Net assets                                             $   219,956,138
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   203,138,540        44,051,677   $          4.61
Band 100                                                            --                --              4.73
Band 75                                                             --                --              4.85
Band 50                                                             --                --              4.98
Band 25                                                             --                --              5.11
Band 0                                                      16,817,598         3,208,346              5.24
                                                       ---------------   ---------------
 Total                                                 $   219,956,138        47,260,023
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     3,584,999
Mortality & expense charges                                                                     (2,263,245)
                                                                                           ---------------
Net investment income (loss)                                                                     1,321,754
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         6,824,776
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            43,769,315
                                                                                           ---------------
Net gain (loss)                                                                                 50,594,091
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    51,915,845
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,321,754   $          1,373,819
Net realized gain (loss)                                                   6,824,776              5,043,308
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      43,769,315             16,021,576
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         51,915,845             22,438,703
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  33,439,572             58,208,186
Cost of units redeemed                                                   (43,395,749)           (59,303,155)
Account charges                                                              (46,404)               (59,048)
                                                                --------------------   --------------------
Increase (decrease)                                                      (10,002,581)            (1,154,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                   41,913,264             21,284,686
Net assets, beginning                                                    178,042,874            156,758,188
                                                                --------------------   --------------------
Net assets, ending                                              $        219,956,138   $        178,042,874
                                                                ====================   ====================

Units sold                                                                 8,368,128             16,801,683
Units redeemed                                                           (11,022,067)           (17,516,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,653,939)              (714,404)
Units outstanding, beginning                                              49,913,962             50,628,366
                                                                --------------------   --------------------
Units outstanding, ending                                                 47,260,023             49,913,962
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        775,777,523
Cost of units redeemed/account charges                                                         (662,649,851)
Net investment income (loss)                                                                     14,048,747
Net realized gain (loss)                                                                         16,570,187
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             76,209,532
                                                                                       --------------------
Net assets                                                                             $        219,956,138
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.61            44,052   $       203,139              1.25%             30.3%
12/31/2012                        3.54            46,605           164,899              1.25%             14.4%
12/31/2011                        3.09            50,118           155,007              1.25%              0.5%
12/31/2010                        3.08            51,291           157,803              1.25%             13.4%
12/31/2009                        2.71            51,232           139,016              1.25%             24.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.73                 0   $             0              1.00%             30.7%
12/31/2012                        3.62                 0                 0              1.00%             14.7%
12/31/2011                        3.16                 0                 0              1.00%              0.8%
12/31/2010                        3.13                 0                 0              1.00%             13.7%
12/31/2009                        2.76                 0                 0              1.00%             25.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.85                 0   $             0              0.75%             31.0%
12/31/2012                        3.71                 0                 0              0.75%             15.0%
12/31/2011                        3.22                 0                 0              0.75%              1.0%
12/31/2010                        3.19                 0                 0              0.75%             13.9%
12/31/2009                        2.80                 0                 0              0.75%             25.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.98                 0   $             0              0.50%             31.3%
12/31/2012                        3.79                 0                 0              0.50%             15.3%
12/31/2011                        3.29                 0                 0              0.50%              1.3%
12/31/2010                        3.25                 0                 0              0.50%             14.2%
12/31/2009                        2.84                 0                 0              0.50%             25.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.11                 0   $             0              0.25%             31.6%
12/31/2012                        3.88                 0                 0              0.25%             15.6%
12/31/2011                        3.36                 0                 0              0.25%              1.5%
12/31/2010                        3.31               278               921              0.25%             14.5%
12/31/2009                        2.89               231               668              0.25%             25.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.24             3,208   $        16,818              0.00%             32.0%
12/31/2012                        3.97             3,309            13,144              0.00%             15.8%
12/31/2011                        3.43               511             1,752              0.00%              1.8%
12/31/2010                        3.37               555             1,869              0.00%             14.8%
12/31/2009                        2.93                 0                 0              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.0%
                2011               1.8%
                2010               1.7%
                2009               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,861,935   $    22,982,861         2,055,282
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (25,616)
                                                       ---------------
Net assets                                             $    31,836,319
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,275,874        16,680,352   $          1.58
Band 100                                                       107,649            66,889              1.61
Band 75                                                             --                --              1.64
Band 50                                                      2,060,578         1,226,644              1.68
Band 25                                                             --                --              1.72
Band 0                                                       3,392,218         1,934,741              1.75
                                                       ---------------   ---------------
 Total                                                 $    31,836,319        19,908,626
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       377,952
Mortality & expense charges                                                                       (290,785)
                                                                                           ---------------
Net investment income (loss)                                                                        87,167
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,730,259
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             5,215,465
                                                                                           ---------------
Net gain (loss)                                                                                  6,945,724
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,032,891
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             87,167   $            120,496
Net realized gain (loss)                                                   1,730,259                431,985
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       5,215,465              1,741,862
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,032,891              2,294,343
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,691,033              8,927,465
Cost of units redeemed                                                   (11,264,028)            (5,676,249)
Account charges                                                              (11,696)                (8,869)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,415,309              3,242,347
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,448,200              5,536,690
Net assets, beginning                                                     21,388,119             15,851,429
                                                                --------------------   --------------------
Net assets, ending                                              $         31,836,319   $         21,388,119
                                                                ====================   ====================

Units sold                                                                11,192,470              8,173,897
Units redeemed                                                            (8,654,854)            (5,467,014)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,537,616              2,706,883
Units outstanding, beginning                                              17,371,010             14,664,127
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,908,626             17,371,010
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         52,426,578
Cost of units redeemed/account charges                                                          (31,079,399)
Net investment income (loss)                                                                        490,379
Net realized gain (loss)                                                                          1,119,686
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                              8,879,074
                                                                                       --------------------
Net assets                                                                             $         31,836,319
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58            16,680   $        26,276              1.25%             29.8%
12/31/2012                        1.21            14,332            17,397              1.25%             13.8%
12/31/2011                        1.07            11,886            12,680              1.25%              0.2%
12/31/2010                        1.06            10,243            10,909              1.25%              6.5%
12/31/2009                        0.94             8,423             7,947              1.25%             24.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                67   $           108              1.00%             30.1%
12/31/2012                        1.24                62                76              1.00%             14.1%
12/31/2011                        1.08                46                50              1.00%              0.4%
12/31/2010                        1.08                40                43              1.00%              8.0%
12/31/2009                        0.95                48                45              1.00%             24.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.64                 0   $             0              0.75%             30.4%
12/31/2012                        1.26                 0                 0              0.75%             14.4%
12/31/2011                        1.10                 0                 0              0.75%              0.7%
12/31/2010                        1.10                 0                 0              0.75%              9.5%
12/31/2009                        0.97                 0                 0              0.75%             24.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.68             1,227   $         2,061              0.50%             30.7%
12/31/2012                        1.28             1,175             1,509              0.50%             14.6%
12/31/2011                        1.12             1,126             1,262              0.50%              0.9%
12/31/2010                        1.11             1,001             1,112              0.50%             11.0%
12/31/2009                        0.98               701               684              0.50%             25.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              0.25%             31.1%
12/31/2012                        1.31                 0                 0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%              1.2%
12/31/2010                        1.13                 0                 0              0.25%             12.6%
12/31/2009                        0.99                 0                 0              0.25%             25.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75             1,935   $         3,392              0.00%             31.4%
12/31/2012                        1.33             1,803             2,406              0.00%             15.2%
12/31/2011                        1.16             1,606             1,859              0.00%              1.4%
12/31/2010                        1.14             1,571             1,793              0.00%             14.2%
12/31/2009                        1.00             1,064             1,063              0.00%             25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.7%
                2011               1.5%
                2010               1.3%
                2009               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 STEWARD LARGE CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 860324201 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.25%              3.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%              3.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.75%              3.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%              3.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%              3.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   STEWARD GLOBAL EQUITY INCOME FUND INDIVIDUAL CLASS - 860324862 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  STEWARD SMALL-MID CAP ENHANCED INDEX FUND IND. CLASS - 14066Y107 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.25%              3.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              1.00%              3.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.75%              3.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%              3.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%              3.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    T. ROWE PRICE EUROPEAN STOCK - 77956H401

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       311,370   $       214,026            14,531
                                                                         ===============   ===============
Receivables: investments sold                                      339
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       311,709
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       311,709           142,585   $          2.19
Band 100                                                            --                --              2.24
Band 75                                                             --                --              2.30
Band 50                                                             --                --              2.36
Band 25                                                             --                --              2.42
Band 0                                                              --                --              2.56
                                                       ---------------   ---------------
 Total                                                 $       311,709           142,585
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,718
Mortality & expense charges                                                                         (3,290)
                                                                                           ---------------
Net investment income (loss)                                                                           428
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,304
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                67,452
                                                                                           ---------------
Net gain (loss)                                                                                     77,756
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        78,184
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                428   $              1,314
Net realized gain (loss)                                                      10,304                  2,436
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          67,452                 41,019
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             78,184                 44,769
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      32,489                 33,183
Cost of units redeemed                                                       (39,790)               (58,576)
Account charges                                                                 (120)                  (162)
                                                                --------------------   --------------------
Increase (decrease)                                                           (7,421)               (25,555)
                                                                --------------------   --------------------
Net increase (decrease)                                                       70,763                 19,214
Net assets, beginning                                                        240,946                221,732
                                                                --------------------   --------------------
Net assets, ending                                              $            311,709   $            240,946
                                                                ====================   ====================

Units sold                                                                    25,819                 22,303
Units redeemed                                                               (30,651)               (40,013)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,832)               (17,710)
Units outstanding, beginning                                                 147,417                165,127
                                                                --------------------   --------------------
Units outstanding, ending                                                    142,585                147,417
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            553,412
Cost of units redeemed/account charges                                                             (391,901)
Net investment income (loss)                                                                         14,884
Net realized gain (loss)                                                                            (34,983)
Realized gain distributions                                                                          72,953
Net change in unrealized appreciation (depreciation)                                                 97,344
                                                                                       --------------------
Net assets                                                                             $            311,709
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19               143   $           312              1.25%             33.8%
12/31/2012                        1.63               147               241              1.25%             21.7%
12/31/2011                        1.34               165               222              1.25%            -10.4%
12/31/2010                        1.50               159               238              1.25%              7.4%
12/31/2009                        1.40               139               194              1.25%             32.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24                 0   $             0              1.00%             34.1%
12/31/2012                        1.67                 0                 0              1.00%             22.0%
12/31/2011                        1.37                 0                 0              1.00%            -10.2%
12/31/2010                        1.53                 0                 0              1.00%              7.7%
12/31/2009                        1.42                 0                 0              1.00%             33.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.30                 0   $             0              0.75%             34.4%
12/31/2012                        1.71                 0                 0              0.75%             22.3%
12/31/2011                        1.40                 0                 0              0.75%            -10.0%
12/31/2010                        1.55                 0                 0              0.75%              7.9%
12/31/2009                        1.44                 0                 0              0.75%             33.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.36                 0   $             0              0.50%             34.8%
12/31/2012                        1.75                 0                 0              0.50%             22.6%
12/31/2011                        1.43                 0                 0              0.50%             -9.8%
12/31/2010                        1.58                 0                 0              0.50%              8.2%
12/31/2009                        1.46                 0                 0              0.50%             33.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.42                 0   $             0              0.25%             35.1%
12/31/2012                        1.79                 0                 0              0.25%             22.9%
12/31/2011                        1.46                 0                 0              0.25%             -9.5%
12/31/2010                        1.61                 0                 0              0.25%              8.5%
12/31/2009                        1.49                 0                 0              0.25%             34.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.56                 0   $             0              0.00%             35.4%
12/31/2012                        1.89                 0                 0              0.00%             23.3%
12/31/2011                        1.54                 0                 0              0.00%             -9.3%
12/31/2010                        1.69                 0                 0              0.00%              8.8%
12/31/2009                        1.56                 0                 0              0.00%             34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               1.8%
                2011               2.4%
                2010               2.1%
                2009               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2010 ADVISOR CLASS - 74149P861

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,736,303   $     1,698,955            98,008
                                                                         ===============   ===============
Receivables: investments sold                                    1,394
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,737,697
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,737,697         1,464,609   $          1.19
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $     1,737,697         1,464,609
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,400
Mortality & expense charges                                                                        (14,244)
                                                                                           ---------------
Net investment income (loss)                                                                        14,156
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,398
Realized gain distributions                                                                         26,507
Net change in unrealized appreciation (depreciation)                                                37,467
                                                                                           ---------------
Net gain (loss)                                                                                     91,372
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       105,528
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,156   $              1,963
Net realized gain (loss)                                                      27,398                     57
Realized gain distributions                                                   26,507                    271
Net change in unrealized appreciation (depreciation)                          37,467                   (119)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,528                  2,172
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,999,568                116,774
Cost of units redeemed                                                      (481,171)                (3,769)
Account charges                                                               (1,405)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,516,992                113,005
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,622,520                115,177
Net assets, beginning                                                        115,177                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,737,697   $            115,177
                                                                ====================   ====================

Units sold                                                                 1,796,068                110,540
Units redeemed                                                              (438,457)                (3,542)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,357,611                106,998
Units outstanding, beginning                                                 106,998                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,464,609                106,998
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,116,342
Cost of units redeemed/account charges                                                             (486,345)
Net investment income (loss)                                                                         16,119
Net realized gain (loss)                                                                             27,455
Realized gain distributions                                                                          26,778
Net change in unrealized appreciation (depreciation)                                                 37,348
                                                                                       --------------------
Net assets                                                                             $          1,737,697
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19             1,465   $         1,738              1.25%             10.2%
12/31/2012                        1.08               107               115              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%             10.5%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%             10.8%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.50%             11.0%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.25%             11.3%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.00%             11.6%
12/31/2012                        1.08                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.1%
                2012               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2005 ADVISOR CLASS - 74149P713

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       397,592   $       401,939            34,968
                                                                         ===============   ===============
Receivables: investments sold                                   53,499
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       451,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       451,091           389,774   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       451,091           389,774
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,581
Mortality & expense charges                                                                           (371)
                                                                                           ---------------
Net investment income (loss)                                                                         6,210
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                99
Realized gain distributions                                                                          4,487
Net change in unrealized appreciation (depreciation)                                                (4,340)
                                                                                           ---------------
Net gain (loss)                                                                                        246
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,456
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,210   $                 23
Net realized gain (loss)                                                          99                     --
Realized gain distributions                                                    4,487                      3
Net change in unrealized appreciation (depreciation)                          (4,340)                    (7)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,456                     19
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     445,556                  1,535
Cost of units redeemed                                                        (2,408)                   (19)
Account charges                                                                  (48)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          443,100                  1,516
                                                                --------------------   --------------------
Net increase (decrease)                                                      449,556                  1,535
Net assets, beginning                                                          1,535                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            451,091   $              1,535
                                                                ====================   ====================

Units sold                                                                   390,514                  1,454
Units redeemed                                                                (2,176)                   (18)
                                                                --------------------   --------------------
Net increase (decrease)                                                      388,338                  1,436
Units outstanding, beginning                                                   1,436                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    389,774                  1,436
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            447,091
Cost of units redeemed/account charges                                                               (2,475)
Net investment income (loss)                                                                          6,233
Net realized gain (loss)                                                                                 99
Realized gain distributions                                                                           4,490
Net change in unrealized appreciation (depreciation)                                                 (4,347)
                                                                                       --------------------
Net assets                                                                             $            451,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16               390   $           451              1.25%              8.2%
12/31/2012                        1.07                 1                 2              1.25%              6.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.16                 0   $             0              1.00%              8.5%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.75%              8.8%
12/31/2012                        1.07                 0                 0              0.75%              7.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17                 0   $             0              0.50%              9.1%
12/31/2012                        1.07                 0                 0              0.50%              7.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.25%              9.3%
12/31/2012                        1.08                 0                 0              0.25%              7.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18                 0   $             0              0.00%              9.6%
12/31/2012                        1.08                 0                 0              0.00%              7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.9%
                2012               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   131,389,401   $   101,097,612         4,626,198
                                                                         ===============   ===============
Receivables: investments sold                                  225,932
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   131,615,333
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   131,073,818        29,973,089   $          4.37
Band 100                                                            --                --              4.49
Band 75                                                             --                --              4.60
Band 50                                                             --                --              4.72
Band 25                                                             --                --              4.85
Band 0                                                         541,515            97,956              5.53
                                                       ---------------   ---------------
 Total                                                 $   131,615,333        30,071,045
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     1,826,837
Mortality & expense charges                                                                     (1,453,290)
                                                                                           ---------------
Net investment income (loss)                                                                       373,547
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,773,878
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            26,134,522
                                                                                           ---------------
Net gain (loss)                                                                                 27,908,400
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    28,281,947
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            373,547   $            868,762
Net realized gain (loss)                                                   1,773,878                (60,270)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      26,134,522             13,420,632
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         28,281,947             14,229,124
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  23,222,379             14,252,873
Cost of units redeemed                                                   (20,064,069)           (21,345,719)
Account charges                                                              (38,075)               (27,266)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,120,235             (7,120,112)
                                                                --------------------   --------------------
Net increase (decrease)                                                   31,402,182              7,109,012
Net assets, beginning                                                    100,213,151             93,104,139
                                                                --------------------   --------------------
Net assets, ending                                              $        131,615,333   $        100,213,151
                                                                ====================   ====================

Units sold                                                                 6,119,178              4,717,415
Units redeemed                                                            (5,406,408)            (6,914,367)
                                                                --------------------   --------------------
Net increase (decrease)                                                      712,770             (2,196,952)
Units outstanding, beginning                                              29,358,275             31,555,227
                                                                --------------------   --------------------
Units outstanding, ending                                                 30,071,045             29,358,275
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        310,851,856
Cost of units redeemed/account charges                                                         (254,352,194)
Net investment income (loss)                                                                     14,024,376
Net realized gain (loss)                                                                         12,273,889
Realized gain distributions                                                                      18,525,617
Net change in unrealized appreciation (depreciation)                                             30,291,789
                                                                                       --------------------
Net assets                                                                             $        131,615,333
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.37          29,973   $     131,074            1.25%            28.1%
12/31/2012                      3.41          29,358         100,213            1.25%            15.7%
12/31/2011                      2.95          31,555          93,104            1.25%            -1.9%
12/31/2010                      3.01          31,288          94,146            1.25%            13.6%
12/31/2009                      2.65          30,737          81,420            1.25%            24.0%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.49               0   $           0            1.00%            28.4%
12/31/2012                      3.49               0               0            1.00%            16.0%
12/31/2011                      3.01               0               0            1.00%            -1.7%
12/31/2010                      3.06               0               0            1.00%            13.9%
12/31/2009                      2.69               0               0            1.00%            24.4%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.60               0   $           0            0.75%            28.8%
12/31/2012                      3.58               0               0            0.75%            16.3%
12/31/2011                      3.07               0               0            0.75%            -1.5%
12/31/2010                      3.12               0               0            0.75%            14.2%
12/31/2009                      2.73               0               0            0.75%            24.7%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.72               0   $           0            0.50%            29.1%
12/31/2012                      3.66               0               0            0.50%            16.6%
12/31/2011                      3.14               0               0            0.50%            -1.2%
12/31/2010                      3.18               0               0            0.50%            14.4%
12/31/2009                      2.78               0               0            0.50%            25.0%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        4.85               0   $           0            0.25%            29.4%
12/31/2012                      3.74               0               0            0.25%            16.9%
12/31/2011                      3.20               0               0            0.25%            -1.0%
12/31/2010                      3.24               0               0            0.25%            14.7%
12/31/2009                      2.82               0               0            0.25%            25.3%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        5.53              98   $         542            0.00%            29.7%
12/31/2012                      4.26               0               0            0.00%            17.1%
12/31/2011                      3.64               0               0            0.00%            -0.7%
12/31/2010                      3.66               0               0            0.00%            15.0%
12/31/2009                      3.19               0               0            0.00%            25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.6%
      2012          2.2%
      2011          1.8%
      2010          1.9%
      2009          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE INTERNATIONAL STOCK R CLASS - 77956H781

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       678,728   $       573,709            40,677
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (18,932)
                                                       ---------------
Net assets                                             $       659,796
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       659,183           360,682   $          1.83
Band 100                                                           613               327              1.88
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $       659,796           361,009
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,852
Mortality & expense charges                                                                         (7,421)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,569)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,585
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                48,055
                                                                                           ---------------
Net gain (loss)                                                                                     74,640
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        71,071
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,569)  $             (1,034)
Net realized gain (loss)                                                      26,585                  6,968
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          48,055                 54,941
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,071                 60,875
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     255,233                326,076
Cost of units redeemed                                                      (169,816)              (152,851)
Account charges                                                                  (80)                   (94)
                                                                --------------------   --------------------
Increase (decrease)                                                           85,337                173,131
                                                                --------------------   --------------------
Net increase (decrease)                                                      156,408                234,006
Net assets, beginning                                                        503,388                269,382
                                                                --------------------   --------------------
Net assets, ending                                              $            659,796   $            503,388
                                                                ====================   ====================

Units sold                                                                   156,079                220,291
Units redeemed                                                              (104,302)              (104,128)
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,777                116,163
Units outstanding, beginning                                                 309,232                193,069
                                                                --------------------   --------------------
Units outstanding, ending                                                    361,009                309,232
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,325,493
Cost of units redeemed/account charges                                                             (761,951)
Net investment income (loss)                                                                         (3,845)
Net realized gain (loss)                                                                            (45,109)
Realized gain distributions                                                                          40,189
Net change in unrealized appreciation (depreciation)                                                105,019
                                                                                       --------------------
Net assets                                                                             $            659,796
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.83             361   $         659            1.25%            12.3%
12/31/2012                      1.63             309             503            1.25%            16.7%
12/31/2011                      1.40             193             269            1.25%           -13.9%
12/31/2010                      1.62             195             315            1.25%            12.4%
12/31/2009                      1.44             276             397            1.25%            49.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.88               0   $           1            1.00%            12.6%
12/31/2012                      1.67               0               0            1.00%            17.0%
12/31/2011                      1.42               0               0            1.00%           -13.6%
12/31/2010                      1.65               0               0            1.00%            12.7%
12/31/2009                      1.46               0               0            1.00%            50.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.92               0   $           0            0.75%            12.8%
12/31/2012                      1.71               0               0            0.75%            17.3%
12/31/2011                      1.45               0               0            0.75%           -13.4%
12/31/2010                      1.68               0               0            0.75%            13.0%
12/31/2009                      1.49               0               0            0.75%            50.4%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.97               0   $           0            0.50%            13.1%
12/31/2012                      1.75               0               0            0.50%            17.6%
12/31/2011                      1.48               0               0            0.50%           -13.2%
12/31/2010                      1.71               0               0            0.50%            13.2%
12/31/2009                      1.51               0               0            0.50%            50.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.02               0   $           0            0.25%            13.4%
12/31/2012                      1.79               0               0            0.25%            17.8%
12/31/2011                      1.51               0               0            0.25%           -13.0%
12/31/2010                      1.74               0               0            0.25%            13.5%
12/31/2009                      1.53               0               0            0.25%            51.1%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.08               0   $           0            0.00%            13.7%
12/31/2012                      1.83               0               0            0.00%            18.1%
12/31/2011                      1.55               0               0            0.00%           -12.8%
12/31/2010                      1.77               0               0            0.00%            13.8%
12/31/2009                      1.56               0               0            0.00%            51.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.7%
      2012          0.9%
      2011          0.7%
      2010          0.5%
      2009          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2010 R CLASS - 74149P606

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,165,174   $     2,108,665           122,852
                                                                         ===============   ===============
Receivables: investments sold                                    1,938
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,167,112
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,021,225         1,709,592   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.20
Band 0                                                         145,887           120,945              1.21
                                                       ---------------   ---------------
 Total                                                 $     2,167,112         1,830,537
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        29,797
Mortality & expense charges                                                                        (15,016)
                                                                                           ---------------
Net investment income (loss)                                                                        14,781
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,782
Realized gain distributions                                                                         33,372
Net change in unrealized appreciation (depreciation)                                                56,759
                                                                                           ---------------
Net gain (loss)                                                                                    103,913
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       118,694
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,781   $              1,526
Net realized gain (loss)                                                      13,782                      2
Realized gain distributions                                                   33,372                    232
Net change in unrealized appreciation (depreciation)                          56,759                   (250)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            118,694                  1,510
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,153,581                182,644
Cost of units redeemed                                                      (289,025)                   (12)
Account charges                                                                 (241)                   (39)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,864,315                182,593
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,983,009                184,103
Net assets, beginning                                                        184,103                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,167,112   $            184,103
                                                                ====================   ====================

Units sold                                                                 1,930,224                171,306
Units redeemed                                                              (270,945)                   (48)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,659,279                171,258
Units outstanding, beginning                                                 171,258                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,830,537                171,258
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,336,225
Cost of units redeemed/account charges                                                             (289,317)
Net investment income (loss)                                                                         16,307
Net realized gain (loss)                                                                             13,784
Realized gain distributions                                                                          33,604
Net change in unrealized appreciation (depreciation)                                                 56,509
                                                                                       --------------------
Net assets                                                                             $          2,167,112
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.18           1,710   $       2,021            1.25%            10.0%
12/31/2012                      1.08             171             184            1.25%             7.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            1.00%            10.3%
12/31/2012                      1.08               0               0            1.00%             7.7%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.19               0   $           0            0.75%            10.5%
12/31/2012                      1.08               0               0            0.75%             7.8%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.20               0   $           0            0.50%            10.8%
12/31/2012                      1.08               0               0            0.50%             8.0%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.20               0   $           0            0.25%            11.1%
12/31/2012                      1.08               0               0            0.25%             8.2%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.21             121   $         146            0.00%            11.4%
12/31/2012                      1.08               0               0            0.00%             8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.5%
      2012          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 T. ROWE PRICE EQUITY INCOME R CLASS - 779547306

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,268,692   $    13,129,955           527,118
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (21,389)
                                                       ---------------
Net assets                                             $    17,247,303
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,631,760         6,607,906   $          2.21
Band 100                                                            --                --              2.27
Band 75                                                             --                --              2.33
Band 50                                                      1,355,070           566,680              2.39
Band 25                                                             --                --              2.45
Band 0                                                       1,260,473           497,889              2.53
                                                       ---------------   ---------------
 Total                                                 $    17,247,303         7,672,475
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       183,052
Mortality & expense charges                                                                       (158,602)
                                                                                           ---------------
Net investment income (loss)                                                                        24,450
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           539,336
Realized gain distributions                                                                        433,712
Net change in unrealized appreciation (depreciation)                                             2,485,960
                                                                                           ---------------
Net gain (loss)                                                                                  3,459,008
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,483,458
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,450   $             64,176
Net realized gain (loss)                                                     539,336                176,267
Realized gain distributions                                                  433,712                     --
Net change in unrealized appreciation (depreciation)                       2,485,960              1,289,563
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,483,458              1,530,006
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,798,780              3,241,267
Cost of units redeemed                                                    (3,061,661)            (2,498,275)
Account charges                                                              (10,114)                (8,714)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,727,005                734,278
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,210,463              2,264,284
Net assets, beginning                                                     12,036,840              9,772,556
                                                                --------------------   --------------------
Net assets, ending                                              $         17,247,303   $         12,036,840
                                                                ====================   ====================

Units sold                                                                 2,547,444              2,307,021
Units redeemed                                                            (1,697,478)            (1,879,260)
                                                                --------------------   --------------------
Net increase (decrease)                                                      849,966                427,761
Units outstanding, beginning                                               6,822,509              6,394,748
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,672,475              6,822,509
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,203,728
Cost of units redeemed/account charges                                                          (16,059,710)
Net investment income (loss)                                                                        280,014
Net realized gain (loss)                                                                           (459,584)
Realized gain distributions                                                                       1,144,118
Net change in unrealized appreciation (depreciation)                                              4,138,737
                                                                                       --------------------
Net assets                                                                             $         17,247,303
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.21           6,608   $      14,632            1.25%            27.5%
12/31/2012                      1.74           5,766          10,017            1.25%            15.2%
12/31/2011                      1.51           5,427           8,185            1.25%            -2.5%
12/31/2010                      1.55           4,657           7,201            1.25%            13.2%
12/31/2009                      1.37           3,502           4,786            1.25%            23.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.27               0   $           0            1.00%            27.8%
12/31/2012                      1.78               0               0            1.00%            15.5%
12/31/2011                      1.54               0               0            1.00%            -2.2%
12/31/2010                      1.57               0               0            1.00%            13.4%
12/31/2009                      1.39               0               0            1.00%            23.8%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.33               0   $           0            0.75%            28.1%
12/31/2012                      1.82               0               0            0.75%            15.7%
12/31/2011                      1.57               0               0            0.75%            -2.0%
12/31/2010                      1.60               0               0            0.75%            13.7%
12/31/2009                      1.41               0               0            0.75%            24.1%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.39             567   $       1,355            0.50%            28.4%
12/31/2012                      1.86             520             969            0.50%            16.0%
12/31/2011                      1.60             532             854            0.50%            -1.7%
12/31/2010                      1.63             531             867            0.50%            14.0%
12/31/2009                      1.43             439             628            0.50%            24.4%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.45               0   $           0            0.25%            28.7%
12/31/2012                      1.91               0               0            0.25%            16.3%
12/31/2011                      1.64               0               0            0.25%            -1.5%
12/31/2010                      1.66               0               0            0.25%            14.3%
12/31/2009                      1.45               0               0            0.25%            24.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.53             498   $       1,260            0.00%            29.1%
12/31/2012                      1.96             536           1,051            0.00%            16.6%
12/31/2011                      1.68             436             733            0.00%            -1.2%
12/31/2010                      1.70             398             678            0.00%            14.6%
12/31/2009                      1.49             200             297            0.00%            25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.3%
      2012          1.7%
      2011          1.4%
      2010          1.6%
      2009          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               T. ROWE PRICE RETIREMENT 2005 R CLASS - 74149P697

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       930,780   $       900,960            72,123
                                                                         ===============   ===============
Receivables: investments sold                                    1,057
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       931,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       931,837           808,479   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       931,837           808,479
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,153
Mortality & expense charges                                                                         (7,231)
                                                                                           ---------------
Net investment income (loss)                                                                         4,922
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,871
Realized gain distributions                                                                          9,594
Net change in unrealized appreciation (depreciation)                                                32,015
                                                                                           ---------------
Net gain (loss)                                                                                     43,480
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        48,402
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,922   $              5,917
Net realized gain (loss)                                                       1,871                     12
Realized gain distributions                                                    9,594                    905
Net change in unrealized appreciation (depreciation)                          32,015                 (2,195)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,402                  4,639
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     584,443                370,848
Cost of units redeemed                                                       (76,325)                    --
Account charges                                                                 (150)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                          507,968                370,828
                                                                --------------------   --------------------
Net increase (decrease)                                                      556,370                375,467
Net assets, beginning                                                        375,467                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            931,837   $            375,467
                                                                ====================   ====================

Units sold                                                                   527,765                351,476
Units redeemed                                                               (70,744)                   (18)
                                                                --------------------   --------------------
Net increase (decrease)                                                      457,021                351,458
Units outstanding, beginning                                                 351,458                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    808,479                351,458
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            955,291
Cost of units redeemed/account charges                                                              (76,495)
Net investment income (loss)                                                                         10,839
Net realized gain (loss)                                                                              1,883
Realized gain distributions                                                                          10,499
Net change in unrealized appreciation (depreciation)                                                 29,820
                                                                                       --------------------
Net assets                                                                             $            931,837
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.15             808   $         932            1.25%             7.9%
12/31/2012                      1.07             351             375            1.25%             6.8%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.16               0   $           0            1.00%             8.2%
12/31/2012                      1.07               0               0            1.00%             7.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.16               0   $           0            0.75%             8.4%
12/31/2012                      1.07               0               0            0.75%             7.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.17               0   $           0            0.50%             8.7%
12/31/2012                      1.07               0               0            0.50%             7.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.17               0   $           0            0.25%             9.0%
12/31/2012                      1.07               0               0            0.25%             7.5%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.18               0   $           0            0.00%             9.2%
12/31/2012                      1.08               0               0            0.00%             7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               T. ROWE PRICE BLUE CHIP GROWTH R CLASS - 77954Q304

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,291,444   $     2,993,426            68,453
                                                                         ===============   ===============
Receivables: investments sold                                    3,318
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,294,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,822,853         1,785,029   $          2.14
Band 100                                                         1,936               881              2.20
Band 75                                                             --                --              2.25
Band 50                                                             --                --              2.31
Band 25                                                             --                --              2.37
Band 0                                                         469,973           192,948              2.44
                                                       ---------------   ---------------
 Total                                                 $     4,294,762         1,978,858
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (38,416)
                                                                                           ---------------
Net investment income (loss)                                                                       (38,416)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           264,784
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               926,787
                                                                                           ---------------
Net gain (loss)                                                                                  1,191,571
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,153,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (38,416)  $            (20,859)
Net realized gain (loss)                                                     264,784                 67,121
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         926,787                219,392
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,153,155                265,654
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,309,742              2,098,995
Cost of units redeemed                                                      (991,540)              (912,698)
Account charges                                                                 (436)                  (352)
                                                                --------------------   --------------------
Increase (decrease)                                                          317,766              1,185,945
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,470,921              1,451,599
Net assets, beginning                                                      2,823,841              1,372,242
                                                                --------------------   --------------------
Net assets, ending                                              $          4,294,762   $          2,823,841
                                                                ====================   ====================

Units sold                                                                   810,631              1,581,701
Units redeemed                                                              (643,219)              (791,417)
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,412                790,284
Units outstanding, beginning                                               1,811,446              1,021,162
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,978,858              1,811,446
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,172,530
Cost of units redeemed/account charges                                                           (3,472,903)
Net investment income (loss)                                                                       (106,944)
Net realized gain (loss)                                                                            404,061
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,298,018
                                                                                       --------------------
Net assets                                                                             $          4,294,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.14           1,785   $       3,823            1.25%            39.1%
12/31/2012                      1.54           1,626           2,503            1.25%            16.4%
12/31/2011                      1.32             874           1,156            1.25%            -0.3%
12/31/2010                      1.33             740             981            1.25%            14.4%
12/31/2009                      1.16             587             681            1.25%            40.2%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.20               1   $           2            1.00%            39.5%
12/31/2012                      1.58               0               0            1.00%            16.7%
12/31/2011                      1.35               0               0            1.00%             0.0%
12/31/2010                      1.35               0               0            1.00%            14.7%
12/31/2009                      1.18               0               0            1.00%            40.6%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.25               0   $           0            0.75%            39.8%
12/31/2012                      1.61               0               0            0.75%            16.9%
12/31/2011                      1.38               0               0            0.75%             0.2%
12/31/2010                      1.38               0               0            0.75%            15.0%
12/31/2009                      1.20               0               0            0.75%            40.9%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.31               0   $           0            0.50%            40.2%
12/31/2012                      1.65               0               0            0.50%            17.2%
12/31/2011                      1.41               0               0            0.50%             0.5%
12/31/2010                      1.40               0               0            0.50%            15.3%
12/31/2009                      1.22               0               0            0.50%            41.3%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.37               0   $           0            0.25%            40.5%
12/31/2012                      1.69               0               0            0.25%            17.5%
12/31/2011                      1.44               0               0            0.25%             0.7%
12/31/2010                      1.43               0               0            0.25%            15.6%
12/31/2009                      1.23               0               0            0.25%            41.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        2.44             193   $         470            0.00%            40.9%
12/31/2012                      1.73             185             321            0.00%            17.8%
12/31/2011                      1.47             147             216            0.00%             1.0%
12/31/2010                      1.45             183             266            0.00%            15.9%
12/31/2009                      1.25             184             230            0.00%            42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID CAP VALUE ADVISOR CLASS - 77957Y304

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,727,528   $     2,167,038            90,973
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,685)
                                                       ---------------
Net assets                                             $     2,722,843
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,097,479           789,040   $          1.39
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.49
Band 0                                                       1,625,364         1,075,942              1.51
                                                       ---------------   ---------------
 Total                                                 $     2,722,843         1,864,982
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,103
Mortality & expense charges                                                                        (11,655)
                                                                                           ---------------
Net investment income (loss)                                                                           448
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,062
Realized gain distributions                                                                        111,528
Net change in unrealized appreciation (depreciation)                                               450,938
                                                                                           ---------------
Net gain (loss)                                                                                    609,528
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       609,976
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                448   $              9,472
Net realized gain (loss)                                                      47,062                  5,057
Realized gain distributions                                                  111,528                 87,153
Net change in unrealized appreciation (depreciation)                         450,938                171,828
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            609,976                273,510
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     546,628                275,434
Cost of units redeemed                                                      (258,532)              (115,247)
Account charges                                                                 (388)                  (224)
                                                                --------------------   --------------------
Increase (decrease)                                                          287,708                159,963
                                                                --------------------   --------------------
Net increase (decrease)                                                      897,684                433,473
Net assets, beginning                                                      1,825,159              1,391,686
                                                                --------------------   --------------------
Net assets, ending                                              $          2,722,843   $          1,825,159
                                                                ====================   ====================

Units sold                                                                   430,141                267,709
Units redeemed                                                              (199,244)              (110,361)
                                                                --------------------   --------------------
Net increase (decrease)                                                      230,897                157,348
Units outstanding, beginning                                               1,634,085              1,476,737
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,864,982              1,634,085
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,430,873
Cost of units redeemed/account charges                                                           (1,613,486)
Net investment income (loss)                                                                         34,027
Net realized gain (loss)                                                                              4,481
Realized gain distributions                                                                         306,458
Net change in unrealized appreciation (depreciation)                                                560,490
                                                                                       --------------------
Net assets                                                                             $          2,722,843
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39             789   $       1,097            1.25%            29.6%
12/31/2012                      1.07             716             769            1.25%            17.8%
12/31/2011                      0.91             621             565            1.25%            -6.2%
12/31/2010                      0.97             674             655            1.25%            14.7%
12/31/2009                      0.85             457             387            1.25%            44.6%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.41               0   $           0            1.00%            29.9%
12/31/2012                      1.09               0               0            1.00%            18.1%
12/31/2011                      0.92               0               0            1.00%            -6.0%
12/31/2010                      0.98               0               0            1.00%            15.0%
12/31/2009                      0.85               0               0            1.00%            45.0%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.44               0   $           0            0.75%            30.3%
12/31/2012                      1.10               0               0            0.75%            18.4%
12/31/2011                      0.93               0               0            0.75%            -5.7%
12/31/2010                      0.99               0               0            0.75%            15.3%
12/31/2009                      0.86               0               0            0.75%            45.3%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.46               0   $           0            0.50%            30.6%
12/31/2012                      1.12               0               0            0.50%            18.7%
12/31/2011                      0.94               0               0            0.50%            -5.5%
12/31/2010                      1.00               0               0            0.50%            15.5%
12/31/2009                      0.86               0               0            0.50%            45.7%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.49               0   $           0            0.25%            30.9%
12/31/2012                      1.14               0               0            0.25%            19.0%
12/31/2011                      0.95               0               0            0.25%            -5.3%
12/31/2010                      1.01               0               0            0.25%            15.8%
12/31/2009                      0.87               0               0            0.25%            46.1%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.51           1,076   $       1,625            0.00%            31.2%
12/31/2012                      1.15             918           1,056            0.00%            19.3%
12/31/2011                      0.97             856             826            0.00%            -5.0%
12/31/2010                      1.02             778             791            0.00%            16.1%
12/31/2009                      0.88               0               0            0.00%            46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.5%
      2012          1.1%
      2011          0.8%
      2010          2.3%
      2009          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL GROWTH & INCOME ADVISOR CLASS - 77956H773

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,986,291   $    10,124,810           763,096
                                                                         ===============   ===============
Receivables: investments sold                                   47,745
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,034,036
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,034,036        12,854,624   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $    12,034,036        12,854,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       225,149
Mortality & expense charges                                                                       (135,904)
                                                                                           ---------------
Net investment income (loss)                                                                        89,245
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,700
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,932,200
                                                                                           ---------------
Net gain (loss)                                                                                  2,008,900
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,098,145
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             89,245   $             70,768
Net realized gain (loss)                                                      76,700               (112,944)
Realized gain distributions                                                       --                 15,085
Net change in unrealized appreciation (depreciation)                       1,932,200              1,239,528
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,098,145              1,212,437
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,535,123              1,608,260
Cost of units redeemed                                                    (1,559,776)            (1,655,376)
Account charges                                                                 (657)                (1,820)
                                                                --------------------   --------------------
Increase (decrease)                                                          (25,310)               (48,936)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,072,835              1,163,501
Net assets, beginning                                                      9,961,201              8,797,700
                                                                --------------------   --------------------
Net assets, ending                                              $         12,034,036   $          9,961,201
                                                                ====================   ====================

Units sold                                                                 1,873,125              2,285,294
Units redeemed                                                            (1,901,119)            (2,340,508)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (27,994)               (55,214)
Units outstanding, beginning                                              12,882,618             12,937,832
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,854,624             12,882,618
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,064,226
Cost of units redeemed/account charges                                                          (15,068,351)
Net investment income (loss)                                                                        838,266
Net realized gain (loss)                                                                         (4,474,133)
Realized gain distributions                                                                         812,547
Net change in unrealized appreciation (depreciation)                                              1,861,481
                                                                                       --------------------
Net assets                                                                             $         12,034,036
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.94          12,855   $      12,034            1.25%            21.1%
12/31/2012                      0.77          12,883           9,961            1.25%            13.7%
12/31/2011                      0.68          12,938           8,798            1.25%           -12.0%
12/31/2010                      0.77          12,585           9,726            1.25%             8.9%
12/31/2009                      0.71          17,714          12,570            1.25%            32.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.95               0   $           0            1.00%            21.4%
12/31/2012                      0.78               0               0            1.00%            14.0%
12/31/2011                      0.69               0               0            1.00%           -11.8%
12/31/2010                      0.78               0               0            1.00%             9.2%
12/31/2009                      0.71               0               0            1.00%            32.9%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.97               0   $           0            0.75%            21.7%
12/31/2012                      0.80               0               0            0.75%            14.3%
12/31/2011                      0.70               0               0            0.75%           -11.6%
12/31/2010                      0.79               0               0            0.75%             9.5%
12/31/2009                      0.72               0               0            0.75%            33.2%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        0.98               0   $           0            0.50%            22.0%
12/31/2012                      0.81               0               0            0.50%            14.6%
12/31/2011                      0.70               0               0            0.50%           -11.4%
12/31/2010                      0.79               0               0            0.50%             9.7%
12/31/2009                      0.72               0               0            0.50%            33.5%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.00               0   $           0            0.25%            22.3%
12/31/2012                      0.82               0               0            0.25%            14.9%
12/31/2011                      0.71               0               0            0.25%           -11.1%
12/31/2010                      0.80               0               0            0.25%            10.0%
12/31/2009                      0.73               0               0            0.25%            33.9%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.02               0   $           0            0.00%            22.6%
12/31/2012                      0.83               0               0            0.00%            15.1%
12/31/2011                      0.72               0               0            0.00%           -10.9%
12/31/2010                      0.81               0               0            0.00%            10.3%
12/31/2009                      0.73               0               0            0.00%            34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          2.0%
      2012          2.0%
      2011          2.2%
      2010          1.7%
      2009          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE GROWTH STOCK ADVISOR CLASS - 741479208

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    69,281,574   $    44,624,434         1,335,979
                                                                         ===============   ===============
Receivables: investments sold                                   69,132
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    69,350,706
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    68,862,201        46,766,772   $          1.47
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.57
Band 0                                                         488,505           305,478              1.60
                                                       ---------------   ---------------
 Total                                                 $    69,350,706        47,072,250
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        13,311
Mortality & expense charges                                                                       (725,626)
                                                                                           ---------------
Net investment income (loss)                                                                      (712,315)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,930,155
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            17,583,421
                                                                                           ---------------
Net gain (loss)                                                                                 19,513,576
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    18,801,261
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (712,315)  $           (559,428)
Net realized gain (loss)                                                   1,930,155                473,558
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      17,583,421              6,776,319
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         18,801,261              6,690,449
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,304,029             13,550,941
Cost of units redeemed                                                   (10,860,941)            (6,766,903)
Account charges                                                              (18,399)                (6,431)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,575,311)             6,777,607
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,225,950             13,468,056
Net assets, beginning                                                     52,124,756             38,656,700
                                                                --------------------   --------------------
Net assets, ending                                              $         69,350,706   $         52,124,756
                                                                ====================   ====================

Units sold                                                                 7,628,049             13,122,183
Units redeemed                                                            (9,102,562)            (6,765,543)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,474,513)             6,356,640
Units outstanding, beginning                                              48,546,763             42,190,123
                                                                --------------------   --------------------
Units outstanding, ending                                                 47,072,250             48,546,763
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         87,785,370
Cost of units redeemed/account charges                                                          (40,300,606)
Net investment income (loss)                                                                     (2,879,023)
Net realized gain (loss)                                                                           (953,341)
Realized gain distributions                                                                       1,041,166
Net change in unrealized appreciation (depreciation)                                             24,657,140
                                                                                       --------------------
Net assets                                                                             $         69,350,706
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.47          46,767   $      68,862            1.25%            37.1%
12/31/2012                      1.07          48,547          52,125            1.25%            17.2%
12/31/2011                      0.92          42,190          38,657            1.25%            -2.4%
12/31/2010                      0.94          45,133          42,390            1.25%            15.3%
12/31/2009                      0.81          44,304          36,098            1.25%            41.2%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.50               0   $           0            1.00%            37.5%
12/31/2012                      1.09               0               0            1.00%            17.5%
12/31/2011                      0.93               0               0            1.00%            -2.2%
12/31/2010                      0.95               0               0            1.00%            15.6%
12/31/2009                      0.82               0               0            1.00%            41.5%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.52               0   $           0            0.75%            37.8%
12/31/2012                      1.10               0               0            0.75%            17.8%
12/31/2011                      0.94               0               0            0.75%            -2.0%
12/31/2010                      0.96               0               0            0.75%            15.9%
12/31/2009                      0.83               0               0            0.75%            41.9%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.55               0   $           0            0.50%            38.2%
12/31/2012                      1.12               0               0            0.50%            18.1%
12/31/2011                      0.95               0               0            0.50%            -1.7%
12/31/2010                      0.96               0               0            0.50%            16.1%
12/31/2009                      0.83               0               0            0.50%            42.2%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.57               0   $           0            0.25%            38.5%
12/31/2012                      1.14               0               0            0.25%            18.4%
12/31/2011                      0.96               0               0            0.25%            -1.5%
12/31/2010                      0.97               0               0            0.25%            16.4%
12/31/2009                      0.84               0               0            0.25%            42.6%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.60             305   $         489            0.00%            38.9%
12/31/2012                      1.15               0               0            0.00%            18.7%
12/31/2011                      0.97               0               0            0.00%            -1.2%
12/31/2010                      0.98               0               0            0.00%            16.7%
12/31/2009                      0.84               0               0            0.00%            42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%
      2009          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2020 ADVISOR CLASS - 74149P853

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,304,057   $     9,530,025           518,866
                                                                         ===============   ===============
Receivables: investments sold                                  213,367
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,517,424
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,517,424         7,844,849   $          1.34
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $    10,517,424         7,844,849
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       129,325
Mortality & expense charges                                                                        (85,228)
                                                                                           ---------------
Net investment income (loss)                                                                        44,097
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           257,105
Realized gain distributions                                                                        191,593
Net change in unrealized appreciation (depreciation)                                               517,976
                                                                                           ---------------
Net gain (loss)                                                                                    966,674
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,010,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,097   $             20,090
Net realized gain (loss)                                                     257,105                  9,500
Realized gain distributions                                                  191,593                 12,574
Net change in unrealized appreciation (depreciation)                         517,976                281,419
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,010,771                323,583
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,884,155                979,496
Cost of units redeemed                                                    (1,690,696)              (195,973)
Account charges                                                               (4,356)                  (349)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,189,103                783,174
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,199,874              1,106,757
Net assets, beginning                                                      3,317,550              2,210,793
                                                                --------------------   --------------------
Net assets, ending                                              $         10,517,424   $          3,317,550
                                                                ====================   ====================

Units sold                                                                 6,359,584                891,967
Units redeemed                                                            (1,392,305)              (188,051)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,967,279                703,916
Units outstanding, beginning                                               2,877,570              2,173,654
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,844,849              2,877,570
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,253,100
Cost of units redeemed/account charges                                                           (2,070,260)
Net investment income (loss)                                                                         94,296
Net realized gain (loss)                                                                            257,793
Realized gain distributions                                                                         208,463
Net change in unrealized appreciation (depreciation)                                                774,032
                                                                                       --------------------
Net assets                                                                             $         10,517,424
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                          BAND 125
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.34           7,845   $      10,517            1.25%            16.3%
12/31/2012                      1.15           2,878           3,318            1.25%            13.4%
12/31/2011                      1.02           2,174           2,211            1.25%            -2.7%
12/31/2010                      1.05              43              45            1.25%             4.5%

                                                          BAND 100
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.35               0   $           0            1.00%            16.6%
12/31/2012                      1.16               0               0            1.00%            13.6%
12/31/2011                      1.02               0               0            1.00%            -2.4%
12/31/2010                      1.05               0               0            1.00%             4.5%

                                                          BAND 75
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.36               0   $           0            0.75%            16.9%
12/31/2012                      1.17               0               0            0.75%            13.9%
12/31/2011                      1.02               0               0            0.75%            -2.2%
12/31/2010                      1.05               0               0            0.75%             4.6%

                                                          BAND 50
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.37               0   $           0            0.50%            17.2%
12/31/2012                      1.17               0               0            0.50%            14.2%
12/31/2011                      1.03               0               0            0.50%            -1.9%
12/31/2010                      1.05               0               0            0.50%             4.6%

                                                          BAND 25
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.38               0   $           0            0.25%            17.5%
12/31/2012                      1.18               0               0            0.25%            14.5%
12/31/2011                      1.03               0               0            0.25%            -1.7%
12/31/2010                      1.05               0               0            0.25%             4.7%

                                                          BAND 0
                       ------------------------------------------------------------------------------
                                                                         EXPENSE AS
                                           UNITS                           A % OF
                        ACCUM. UNIT     OUTSTANDING      NET ASSETS     AVERAGE NET
                           VALUE           (000s)          (000s)         ASSETS        TOTAL RETURN
                       ------------------------------------------------------------------------------
12/31/2013             $        1.39               0   $           0            0.00%            17.7%
12/31/2012                      1.18               0               0            0.00%            14.8%
12/31/2011                      1.03               0               0            0.00%            -1.5%
12/31/2010                      1.05               0               0            0.00%             4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2013          1.9%
      2012          1.9%
      2011          3.3%
      2010          3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2030 ADVISOR CLASS - 74149P846

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,953,375   $     9,527,792           487,092
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,014)
                                                       ---------------
Net assets                                             $    10,930,361
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,930,361         7,746,837   $          1.41
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $    10,930,361         7,746,837
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       107,804
Mortality & expense charges                                                                        (85,735)
                                                                                           ---------------
Net investment income (loss)                                                                        22,069
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           134,128
Realized gain distributions                                                                        175,182
Net change in unrealized appreciation (depreciation)                                             1,014,599
                                                                                           ---------------
Net gain (loss)                                                                                  1,323,909
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,345,978
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,069   $             10,139
Net realized gain (loss)                                                     134,128                  9,965
Realized gain distributions                                                  175,182                 23,520
Net change in unrealized appreciation (depreciation)                       1,014,599                446,913
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,345,978                490,537
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,652,107              1,110,459
Cost of units redeemed                                                    (1,423,975)              (233,772)
Account charges                                                               (5,361)                  (565)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,222,771                876,122
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,568,749              1,366,659
Net assets, beginning                                                      4,361,612              2,994,953
                                                                --------------------   --------------------
Net assets, ending                                              $         10,930,361   $          4,361,612
                                                                ====================   ====================

Units sold                                                                 5,128,978                999,592
Units redeemed                                                            (1,127,821)              (214,601)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,001,157                784,991
Units outstanding, beginning                                               3,745,680              2,960,689
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,746,837              3,745,680
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,109,243
Cost of units redeemed/account charges                                                           (1,996,743)
Net investment income (loss)                                                                         56,221
Net realized gain (loss)                                                                            131,977
Realized gain distributions                                                                         204,080
Net change in unrealized appreciation (depreciation)                                              1,425,583
                                                                                       --------------------
Net assets                                                                             $         10,930,361
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41             7,747   $        10,930              1.25%             21.2%
12/31/2012                        1.16             3,746             4,362              1.25%             15.1%
12/31/2011                        1.01             2,961             2,995              1.25%             -4.2%
12/31/2010                        1.06                 6                 6              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             21.5%
12/31/2012                        1.17                 0                 0              1.00%             15.4%
12/31/2011                        1.01                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%             21.8%
12/31/2012                        1.18                 0                 0              0.75%             15.7%
12/31/2011                        1.02                 0                 0              0.75%             -3.7%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             22.1%
12/31/2012                        1.18                 0                 0              0.50%             16.0%
12/31/2011                        1.02                 0                 0              0.50%             -3.4%
12/31/2010                        1.06                 0                 0              0.50%              5.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.25%             22.4%
12/31/2012                        1.19                 0                 0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%             -3.2%
12/31/2010                        1.06                 0                 0              0.25%              5.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.00%             22.7%
12/31/2012                        1.20                 0                 0              0.00%             16.6%
12/31/2011                        1.03                 0                 0              0.00%             -3.0%
12/31/2010                        1.06                 0                 0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.5%
                2011               2.4%
                2010               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2040 ADVISOR CLASS - 74149P838

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,472,942   $     7,399,393           365,583
                                                                         ===============   ===============
Receivables: investments sold                                   26,882
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,499,824
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,499,824         5,868,950   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $     8,499,824         5,868,950
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        66,718
Mortality & expense charges                                                                        (59,116)
                                                                                           ---------------
Net investment income (loss)                                                                         7,602
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,746
Realized gain distributions                                                                        123,429
Net change in unrealized appreciation (depreciation)                                               851,761
                                                                                           ---------------
Net gain (loss)                                                                                  1,044,936
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,052,538
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,602   $              2,823
Net realized gain (loss)                                                      69,746                 13,059
Realized gain distributions                                                  123,429                 16,213
Net change in unrealized appreciation (depreciation)                         851,761                236,689
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,052,538                268,784
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,721,802                925,711
Cost of units redeemed                                                      (730,712)              (204,324)
Account charges                                                               (4,526)                  (803)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,986,564                720,584
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,039,102                989,368
Net assets, beginning                                                      2,460,722              1,471,354
                                                                --------------------   --------------------
Net assets, ending                                              $          8,499,824   $          2,460,722
                                                                ====================   ====================

Units sold                                                                 4,354,099                838,682
Units redeemed                                                              (592,911)              (190,744)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,761,188                647,938
Units outstanding, beginning                                               2,107,762              1,459,824
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,868,950              2,107,762
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          8,166,548
Cost of units redeemed/account charges                                                             (984,566)
Net investment income (loss)                                                                         19,915
Net realized gain (loss)                                                                             82,094
Realized gain distributions                                                                         142,284
Net change in unrealized appreciation (depreciation)                                              1,073,549
                                                                                       --------------------
Net assets                                                                             $          8,499,824
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45             5,869   $         8,500              1.25%             24.1%
12/31/2012                        1.17             2,108             2,461              1.25%             15.8%
12/31/2011                        1.01             1,460             1,471              1.25%             -4.9%
12/31/2010                        1.06                 4                 5              1.25%              6.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%             16.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.4%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.7%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             17.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.3%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%
                2012               1.4%
                2011               2.0%
                2010               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT INCOME ADVISOR CLASS - 74149P820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       557,763   $       544,370            37,752
                                                                         ===============   ===============
Receivables: investments sold                                      598
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       558,361
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       558,361           469,551   $          1.19
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $       558,361           469,551
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,834
Mortality & expense charges                                                                         (4,889)
                                                                                           ---------------
Net investment income (loss)                                                                           945
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,409
Realized gain distributions                                                                          7,288
Net change in unrealized appreciation (depreciation)                                                10,111
                                                                                           ---------------
Net gain (loss)                                                                                     26,808
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        27,753
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                945   $                284
Net realized gain (loss)                                                       9,409                  8,363
Realized gain distributions                                                    7,288                    352
Net change in unrealized appreciation (depreciation)                          10,111                  2,100
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,753                 11,099
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     950,410                 93,715
Cost of units redeemed                                                      (519,992)              (100,718)
Account charges                                                                  (83)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                          430,335                 (7,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                      458,088                  4,076
Net assets, beginning                                                        100,273                 96,197
                                                                --------------------   --------------------
Net assets, ending                                              $            558,361   $            100,273
                                                                ====================   ====================

Units sold                                                                   840,393                 87,882
Units redeemed                                                              (461,583)               (91,522)
                                                                --------------------   --------------------
Net increase (decrease)                                                      378,810                 (3,640)
Units outstanding, beginning                                                  90,741                 94,381
                                                                --------------------   --------------------
Units outstanding, ending                                                    469,551                 90,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,138,992
Cost of units redeemed/account charges                                                             (620,926)
Net investment income (loss)                                                                          1,343
Net realized gain (loss)                                                                             17,772
Realized gain distributions                                                                           7,787
Net change in unrealized appreciation (depreciation)                                                 13,393
                                                                                       --------------------
Net assets                                                                             $            558,361
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19               470   $           558              1.25%              7.6%
12/31/2012                        1.11                91               100              1.25%              8.4%
12/31/2011                        1.02                94                96              1.25%             -0.1%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              1.00%              7.9%
12/31/2012                        1.11                 0                 0              1.00%              8.7%
12/31/2011                        1.02                 0                 0              1.00%              0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.75%              8.1%
12/31/2012                        1.12                 0                 0              0.75%              9.0%
12/31/2011                        1.03                 0                 0              0.75%              0.4%
12/31/2010                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.50%              8.4%
12/31/2012                        1.12                 0                 0              0.50%              9.2%
12/31/2011                        1.03                 0                 0              0.50%              0.6%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              0.25%              8.7%
12/31/2012                        1.13                 0                 0              0.25%              9.5%
12/31/2011                        1.03                 0                 0              0.25%              0.9%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.00%              9.0%
12/31/2012                        1.14                 0                 0              0.00%              9.8%
12/31/2011                        1.03                 0                 0              0.00%              1.1%
12/31/2010                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.0%
                2011               0.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2050 ADVISOR CLASS - 74149P739

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,788,646   $     2,534,434           215,013
                                                                         ===============   ===============
Receivables: investments sold                                       81
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,788,727
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,788,727         1,927,357   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $     2,788,727         1,927,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        21,710
Mortality & expense charges                                                                        (17,749)
                                                                                           ---------------
Net investment income (loss)                                                                         3,961
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,062
Realized gain distributions                                                                         42,433
Net change in unrealized appreciation (depreciation)                                               232,267
                                                                                           ---------------
Net gain (loss)                                                                                    309,762
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       313,723
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,961   $              1,721
Net realized gain (loss)                                                      35,062                  3,245
Realized gain distributions                                                   42,433                  2,750
Net change in unrealized appreciation (depreciation)                         232,267                 20,903
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            313,723                 28,619
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,506,065                320,329
Cost of units redeemed                                                      (452,405)               (27,218)
Account charges                                                               (4,924)                  (179)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,048,736                292,932
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,362,459                321,551
Net assets, beginning                                                        426,268                104,717
                                                                --------------------   --------------------
Net assets, ending                                              $          2,788,727   $            426,268
                                                                ====================   ====================

Units sold                                                                 1,968,776                285,538
Units redeemed                                                              (406,814)               (24,048)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,561,962                261,490
Units outstanding, beginning                                                 365,395                103,905
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,927,357                365,395
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,928,488
Cost of units redeemed/account charges                                                             (484,726)
Net investment income (loss)                                                                          6,713
Net realized gain (loss)                                                                             38,307
Realized gain distributions                                                                          45,733
Net change in unrealized appreciation (depreciation)                                                254,212
                                                                                       --------------------
Net assets                                                                             $          2,788,727
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45             1,927   $         2,789              1.25%             24.0%
12/31/2012                        1.17               365               426              1.25%             15.8%
12/31/2011                        1.01               104               105              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.7%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2015 ADVISOR CLASS - 74149P689

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,784,291   $    10,017,918           756,484
                                                                         ===============   ===============
Receivables: investments sold                                   10,746
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,795,037
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,795,037         8,331,555   $          1.30
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $    10,795,037         8,331,555
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       152,642
Mortality & expense charges                                                                        (90,467)
                                                                                           ---------------
Net investment income (loss)                                                                        62,175
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           196,587
Realized gain distributions                                                                        196,255
Net change in unrealized appreciation (depreciation)                                               441,402
                                                                                           ---------------
Net gain (loss)                                                                                    834,244
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       896,419
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             62,175   $             25,790
Net realized gain (loss)                                                     196,587                  6,705
Realized gain distributions                                                  196,255                  8,378
Net change in unrealized appreciation (depreciation)                         441,402                326,172
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            896,419                367,045
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,597,134                563,317
Cost of units redeemed                                                    (1,416,022)              (140,774)
Account charges                                                               (4,948)                  (113)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,176,164                422,430
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,072,583                789,475
Net assets, beginning                                                      3,722,454              2,932,979
                                                                --------------------   --------------------
Net assets, ending                                              $         10,795,037   $          3,722,454
                                                                ====================   ====================

Units sold                                                                 6,350,969                510,606
Units redeemed                                                            (1,277,286)              (132,043)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,073,683                378,563
Units outstanding, beginning                                               3,257,872              2,879,309
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,331,555              3,257,872
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,069,405
Cost of units redeemed/account charges                                                           (1,595,927)
Net investment income (loss)                                                                        141,812
Net realized gain (loss)                                                                            203,713
Realized gain distributions                                                                         209,661
Net change in unrealized appreciation (depreciation)                                                766,373
                                                                                       --------------------
Net assets                                                                             $         10,795,037
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30             8,332   $        10,795              1.25%             13.4%
12/31/2012                        1.14             3,258             3,722              1.25%             12.2%
12/31/2011                        1.02             2,879             2,933              1.25%             -1.9%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              1.00%             13.7%
12/31/2012                        1.15                 0                 0              1.00%             12.5%
12/31/2011                        1.02                 0                 0              1.00%             -1.6%
12/31/2010                        1.04                 0                 0              1.00%              3.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.75%             14.0%
12/31/2012                        1.16                 0                 0              0.75%             12.7%
12/31/2011                        1.02                 0                 0              0.75%             -1.4%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.50%             14.3%
12/31/2012                        1.16                 0                 0              0.50%             13.0%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.25%             14.5%
12/31/2012                        1.17                 0                 0              0.25%             13.3%
12/31/2011                        1.03                 0                 0              0.25%             -0.9%
12/31/2010                        1.04                 0                 0              0.25%              4.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.00%             14.8%
12/31/2012                        1.17                 0                 0              0.00%             13.6%
12/31/2011                        1.03                 0                 0              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               2.0%
                2011               3.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2025 ADVISOR CLASS - 74149P663

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,492,255   $     6,968,092           490,518
                                                                         ===============   ===============
Receivables: investments sold                                   17,584
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,509,839
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,509,839         5,454,640   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $     7,509,839         5,454,640
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        82,645
Mortality & expense charges                                                                        (44,669)
                                                                                           ---------------
Net investment income (loss)                                                                        37,976
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,622
Realized gain distributions                                                                        110,193
Net change in unrealized appreciation (depreciation)                                               421,963
                                                                                           ---------------
Net gain (loss)                                                                                    615,778
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       653,754
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,976   $              8,725
Net realized gain (loss)                                                      83,622                 10,347
Realized gain distributions                                                  110,193                 10,886
Net change in unrealized appreciation (depreciation)                         421,963                 94,184
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            653,754                124,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,987,073                894,960
Cost of units redeemed                                                      (689,331)              (200,948)
Account charges                                                               (4,971)                  (320)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,292,771                693,692
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,946,525                817,834
Net assets, beginning                                                      1,563,314                745,480
                                                                --------------------   --------------------
Net assets, ending                                              $          7,509,839   $          1,563,314
                                                                ====================   ====================

Units sold                                                                 4,714,096                802,988
Units redeemed                                                              (609,521)              (188,522)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,104,575                614,466
Units outstanding, beginning                                               1,350,065                735,599
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,454,640              1,350,065
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,613,243
Cost of units redeemed/account charges                                                             (900,270)
Net investment income (loss)                                                                         56,381
Net realized gain (loss)                                                                             93,975
Realized gain distributions                                                                         122,347
Net change in unrealized appreciation (depreciation)                                                524,163
                                                                                       --------------------
Net assets                                                                             $          7,509,839
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             5,455   $         7,510              1.25%             18.9%
12/31/2012                        1.16             1,350             1,563              1.25%             14.3%
12/31/2011                        1.01               736               745              1.25%             -3.5%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             19.2%
12/31/2012                        1.16                 0                 0              1.00%             14.5%
12/31/2011                        1.02                 0                 0              1.00%             -3.3%
12/31/2010                        1.05                 0                 0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             19.5%
12/31/2012                        1.17                 0                 0              0.75%             14.8%
12/31/2011                        1.02                 0                 0              0.75%             -3.0%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.50%             19.8%
12/31/2012                        1.18                 0                 0              0.50%             15.1%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.25%             20.1%
12/31/2012                        1.18                 0                 0              0.25%             15.4%
12/31/2011                        1.03                 0                 0              0.25%             -2.6%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.00%             20.4%
12/31/2012                        1.19                 0                 0              0.00%             15.7%
12/31/2011                        1.03                 0                 0              0.00%             -2.3%
12/31/2010                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.0%
                2011               2.7%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2035 ADVISOR CLASS - 74149P648

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,841,713   $     6,039,546           421,823
                                                                         ===============   ===============
Receivables: investments sold                                      271
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,841,984
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,841,984         4,769,851   $          1.43
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $     6,841,984         4,769,851
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        59,835
Mortality & expense charges                                                                        (48,014)
                                                                                           ---------------
Net investment income (loss)                                                                        11,821
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           110,910
Realized gain distributions                                                                         99,726
Net change in unrealized appreciation (depreciation)                                               600,392
                                                                                           ---------------
Net gain (loss)                                                                                    811,028
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       822,849
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,821   $              2,244
Net realized gain (loss)                                                     110,910                  5,474
Realized gain distributions                                                   99,726                 13,843
Net change in unrealized appreciation (depreciation)                         600,392                186,571
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            822,849                208,132
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,764,347                526,238
Cost of units redeemed                                                      (631,824)               (80,632)
Account charges                                                               (4,720)                  (226)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,127,803                445,380
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,950,652                653,512
Net assets, beginning                                                      1,891,332              1,237,820
                                                                --------------------   --------------------
Net assets, ending                                              $          6,841,984   $          1,891,332
                                                                ====================   ====================

Units sold                                                                 3,653,582                471,538
Units redeemed                                                              (505,417)               (76,729)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,148,165                394,809
Units outstanding, beginning                                               1,621,686              1,226,877
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,769,851              1,621,686
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,498,917
Cost of units redeemed/account charges                                                             (718,273)
Net investment income (loss)                                                                         27,111
Net realized gain (loss)                                                                            116,393
Realized gain distributions                                                                         115,669
Net change in unrealized appreciation (depreciation)                                                802,167
                                                                                       --------------------
Net assets                                                                             $          6,841,984
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43             4,770   $         6,842              1.25%             23.0%
12/31/2012                        1.17             1,622             1,891              1.25%             15.6%
12/31/2011                        1.01             1,227             1,238              1.25%             -4.7%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             23.3%
12/31/2012                        1.17                 0                 0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             23.6%
12/31/2012                        1.18                 0                 0              0.75%             16.2%
12/31/2011                        1.01                 0                 0              0.75%             -4.2%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             23.9%
12/31/2012                        1.19                 0                 0              0.50%             16.5%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             24.2%
12/31/2012                        1.19                 0                 0              0.25%             16.8%
12/31/2011                        1.02                 0                 0              0.25%             -3.7%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.00%             24.5%
12/31/2012                        1.20                 0                 0              0.00%             17.1%
12/31/2011                        1.02                 0                 0              0.00%             -3.5%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.3%
                2011               2.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2045 ADVISOR CLASS - 74149P622

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,483,844   $     4,064,965           288,978
                                                                         ===============   ===============
Receivables: investments sold                                    3,985
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,487,829
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,487,829         3,099,877   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $     4,487,829         3,099,877
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        37,010
Mortality & expense charges                                                                        (25,960)
                                                                                           ---------------
Net investment income (loss)                                                                        11,050
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,681
Realized gain distributions                                                                         60,803
Net change in unrealized appreciation (depreciation)                                               353,174
                                                                                           ---------------
Net gain (loss)                                                                                    464,658
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       475,708
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,050   $                843
Net realized gain (loss)                                                      50,681                 13,719
Realized gain distributions                                                   60,803                  5,209
Net change in unrealized appreciation (depreciation)                         353,174                 59,554
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            475,708                 79,325
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,595,574                368,352
Cost of units redeemed                                                      (323,275)              (112,406)
Account charges                                                               (4,449)                  (131)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,267,850                255,815
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,743,558                335,140
Net assets, beginning                                                        744,271                409,131
                                                                --------------------   --------------------
Net assets, ending                                              $          4,487,829   $            744,271
                                                                ====================   ====================

Units sold                                                                 2,734,261                331,020
Units redeemed                                                              (272,251)               (99,038)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,462,010                231,982
Units outstanding, beginning                                                 637,867                405,885
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,099,877                637,867
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,361,811
Cost of units redeemed/account charges                                                             (440,261)
Net investment income (loss)                                                                         16,069
Net realized gain (loss)                                                                             64,403
Realized gain distributions                                                                          66,928
Net change in unrealized appreciation (depreciation)                                                418,879
                                                                                       --------------------
Net assets                                                                             $          4,487,829
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45             3,100   $         4,488              1.25%             24.1%
12/31/2012                        1.17               638               744              1.25%             15.8%
12/31/2011                        1.01               406               409              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.1%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               1.3%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2055 ADVISOR CLASS - 74149P598

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       507,031   $       481,193            39,420
                                                                         ===============   ===============
Receivables: investments sold                                      709
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       507,740
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       507,740           350,583   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $       507,740           350,583
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,918
Mortality & expense charges                                                                         (1,793)
                                                                                           ---------------
Net investment income (loss)                                                                         1,125
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,861
Realized gain distributions                                                                          5,040
Net change in unrealized appreciation (depreciation)                                                24,055
                                                                                           ---------------
Net gain (loss)                                                                                     31,956
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        33,081
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,125   $                106
Net realized gain (loss)                                                       2,861                    420
Realized gain distributions                                                    5,040                    205
Net change in unrealized appreciation (depreciation)                          24,055                  1,670
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             33,081                  2,401
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     470,316                 28,304
Cost of units redeemed                                                       (30,760)                (5,495)
Account charges                                                               (1,388)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                          438,168                 22,729
                                                                --------------------   --------------------
Net increase (decrease)                                                      471,249                 25,130
Net assets, beginning                                                         36,491                 11,361
                                                                --------------------   --------------------
Net assets, ending                                              $            507,740   $             36,491
                                                                ====================   ====================

Units sold                                                                   349,077                 25,436
Units redeemed                                                               (29,739)                (5,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                      319,338                 19,986
Units outstanding, beginning                                                  31,245                 11,259
                                                                --------------------   --------------------
Units outstanding, ending                                                    350,583                 31,245
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            509,695
Cost of units redeemed/account charges                                                              (37,723)
Net investment income (loss)                                                                          1,336
Net realized gain (loss)                                                                              3,281
Realized gain distributions                                                                           5,313
Net change in unrealized appreciation (depreciation)                                                 25,838
                                                                                       --------------------
Net assets                                                                             $            507,740
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45               351   $           508              1.25%             24.0%
12/31/2012                        1.17                31                36              1.25%             15.7%
12/31/2011                        1.01                11                11              1.25%             -4.8%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.75%             24.6%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.3%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.50%             24.9%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.8%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.6%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.5%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 T. ROWE PRICE MID CAP VALUE R CLASS - 77957Y205

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,972,756   $     2,260,140           100,278
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,521)
                                                       ---------------
Net assets                                             $     2,969,235
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,853,963           919,601   $          3.10
Band 100                                                            --                --              3.18
Band 75                                                             --                --              3.27
Band 50                                                             --                --              3.35
Band 25                                                             --                --              3.44
Band 0                                                         115,272            32,199              3.58
                                                       ---------------   ---------------
 Total                                                 $     2,969,235           951,800
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,659
Mortality & expense charges                                                                        (31,729)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,070)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           132,904
Realized gain distributions                                                                        122,717
Net change in unrealized appreciation (depreciation)                                               437,844
                                                                                           ---------------
Net gain (loss)                                                                                    693,465
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       668,395
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,070)  $            (10,786)
Net realized gain (loss)                                                     132,904                 91,436
Realized gain distributions                                                  122,717                111,256
Net change in unrealized appreciation (depreciation)                         437,844                186,003
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            668,395                377,909
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     494,712                454,726
Cost of units redeemed                                                      (522,168)              (593,116)
Account charges                                                                 (384)                  (436)
                                                                --------------------   --------------------
Increase (decrease)                                                          (27,840)              (138,826)
                                                                --------------------   --------------------
Net increase (decrease)                                                      640,555                239,083
Net assets, beginning                                                      2,328,680              2,089,597
                                                                --------------------   --------------------
Net assets, ending                                              $          2,969,235   $          2,328,680
                                                                ====================   ====================

Units sold                                                                   215,153                225,719
Units redeemed                                                              (230,956)              (278,436)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,803)               (52,717)
Units outstanding, beginning                                                 967,603              1,020,320
                                                                --------------------   --------------------
Units outstanding, ending                                                    951,800                967,603
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,535,005
Cost of units redeemed/account charges                                                           (4,000,007)
Net investment income (loss)                                                                        (78,685)
Net realized gain (loss)                                                                            108,186
Realized gain distributions                                                                         692,120
Net change in unrealized appreciation (depreciation)                                                712,616
                                                                                       --------------------
Net assets                                                                             $          2,969,235
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.10               920   $         2,854              1.25%             29.3%
12/31/2012                        2.40               950             2,281              1.25%             17.5%
12/31/2011                        2.04             1,001             2,045              1.25%             -6.5%
12/31/2010                        2.18               942             2,057              1.25%             14.4%
12/31/2009                        1.91               736             1,405              1.25%             44.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.18                 0   $             0              1.00%             29.6%
12/31/2012                        2.46                 0                 0              1.00%             17.8%
12/31/2011                        2.09                 0                 0              1.00%             -6.2%
12/31/2010                        2.22                 0                 0              1.00%             14.7%
12/31/2009                        1.94                 0                 0              1.00%             44.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.27                 0   $             0              0.75%             29.9%
12/31/2012                        2.51                 0                 0              0.75%             18.1%
12/31/2011                        2.13                 0                 0              0.75%             -6.0%
12/31/2010                        2.26                 0                 0              0.75%             15.0%
12/31/2009                        1.97                 0                 0              0.75%             44.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.35                 0   $             0              0.50%             30.3%
12/31/2012                        2.57                 0                 0              0.50%             18.4%
12/31/2011                        2.17                 0                 0              0.50%             -5.8%
12/31/2010                        2.31                 0                 0              0.50%             15.3%
12/31/2009                        2.00                 0                 0              0.50%             45.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.44                 0   $             0              0.25%             30.6%
12/31/2012                        2.63                 0                 0              0.25%             18.7%
12/31/2011                        2.22                 0                 0              0.25%             -5.5%
12/31/2010                        2.35                 0                 0              0.25%             15.6%
12/31/2009                        2.03                 0                 0              0.25%             45.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.58                32   $           115              0.00%             30.9%
12/31/2012                        2.73                18                48              0.00%             19.0%
12/31/2011                        2.30                20                45              0.00%             -5.3%
12/31/2010                        2.43                22                53              0.00%             15.9%
12/31/2009                        2.09                 0                 0              0.00%             46.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.3%
                2012               0.8%
                2011               0.5%
                2010               1.5%
                2009               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        T. ROWE PRICE INTERNATIONAL GROWTH & INCOME R CLASS - 77956H799

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,585,771   $     2,049,266           165,644
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,379)
                                                       ---------------
Net assets                                             $     2,582,392
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,405,378           974,711   $          2.47
Band 100                                                       177,014            69,914              2.53
Band 75                                                             --                --              2.60
Band 50                                                             --                --              2.67
Band 25                                                             --                --              2.73
Band 0                                                              --                --              2.86
                                                       ---------------   ---------------
 Total                                                 $     2,582,392         1,044,625
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        42,343
Mortality & expense charges                                                                        (28,255)
                                                                                           ---------------
Net investment income (loss)                                                                        14,088
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,849
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               370,961
                                                                                           ---------------
Net gain (loss)                                                                                    423,810
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       437,898
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,088   $             15,237
Net realized gain (loss)                                                      52,849                  4,048
Realized gain distributions                                                       --                  3,092
Net change in unrealized appreciation (depreciation)                         370,961                211,963
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            437,898                234,340
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     456,303                603,377
Cost of units redeemed                                                      (374,906)              (436,570)
Account charges                                                                 (656)                  (557)
                                                                --------------------   --------------------
Increase (decrease)                                                           80,741                166,250
                                                                --------------------   --------------------
Net increase (decrease)                                                      518,639                400,590
Net assets, beginning                                                      2,063,753              1,663,163
                                                                --------------------   --------------------
Net assets, ending                                              $          2,582,392   $          2,063,753
                                                                ====================   ====================

Units sold                                                                   210,325                315,698
Units redeemed                                                              (174,413)              (228,303)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,912                 87,395
Units outstanding, beginning                                               1,008,713                921,318
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,044,625              1,008,713
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         23,749,823
Cost of units redeemed/account charges                                                          (23,715,379)
Net investment income (loss)                                                                        (31,540)
Net realized gain (loss)                                                                          1,601,307
Realized gain distributions                                                                         441,676
Net change in unrealized appreciation (depreciation)                                                536,505
                                                                                       --------------------
Net assets                                                                             $          2,582,392
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47               975   $         2,405              1.25%             20.8%
12/31/2012                        2.04               950             1,942              1.25%             13.3%
12/31/2011                        1.80               866             1,561              1.25%            -12.3%
12/31/2010                        2.06               850             1,748              1.25%              8.7%
12/31/2009                        1.89               980             1,854              1.25%             32.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53                70   $           177              1.00%             21.1%
12/31/2012                        2.09                58               122              1.00%             13.6%
12/31/2011                        1.84                56               102              1.00%            -12.1%
12/31/2010                        2.09                48               101              1.00%              8.9%
12/31/2009                        1.92                23                44              1.00%             32.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.60                 0   $             0              0.75%             21.4%
12/31/2012                        2.14                 0                 0              0.75%             13.9%
12/31/2011                        1.88                 0                 0              0.75%            -11.9%
12/31/2010                        2.13                 0                 0              0.75%              9.2%
12/31/2009                        1.95                 0                 0              0.75%             32.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.67                 0   $             0              0.50%             21.7%
12/31/2012                        2.19                 0                 0              0.50%             14.2%
12/31/2011                        1.92                 0                 0              0.50%            -11.7%
12/31/2010                        2.17                 0                 0              0.50%              9.5%
12/31/2009                        1.98                 0                 0              0.50%             33.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.73                 0   $             0              0.25%             22.0%
12/31/2012                        2.24                 0                 0              0.25%             14.5%
12/31/2011                        1.96                 0                 0              0.25%            -11.4%
12/31/2010                        2.21                 0                 0              0.25%              9.7%
12/31/2009                        2.01                 0                 0              0.25%             33.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.86                 0   $             0              0.00%             22.3%
12/31/2012                        2.34                 0                 0              0.00%             14.8%
12/31/2011                        2.04                 0                 0              0.00%            -11.2%
12/31/2010                        2.29                 0                 0              0.00%             10.0%
12/31/2009                        2.08                 0                 0              0.00%             33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.0%
                2011               2.1%
                2010               1.8%
                2009               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,106,077   $     7,698,362           237,450
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,328)
                                                       ---------------
Net assets                                             $    12,095,749
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,242,928         4,553,280   $          2.47
Band 100                                                       370,029           146,065              2.53
Band 75                                                             --                --              2.60
Band 50                                                         62,767            23,539              2.67
Band 25                                                             --                --              2.74
Band 0                                                         420,025           147,777              2.84
                                                       ---------------   ---------------
 Total                                                 $    12,095,749         4,870,661
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (116,391)
                                                                                           ---------------
Net investment income (loss)                                                                      (116,391)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           477,077
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,763,966
                                                                                           ---------------
Net gain (loss)                                                                                  3,241,043
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,124,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (116,391)  $            (90,341)
Net realized gain (loss)                                                     477,077                277,796
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,763,966                980,772
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,124,652              1,168,227
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,181,570              2,149,802
Cost of units redeemed                                                    (2,510,159)            (1,787,483)
Account charges                                                               (3,337)                (2,738)
                                                                --------------------   --------------------
Increase (decrease)                                                          668,074                359,581
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,792,726              1,527,808
Net assets, beginning                                                      8,303,023              6,775,215
                                                                --------------------   --------------------
Net assets, ending                                              $         12,095,749   $          8,303,023
                                                                ====================   ====================

Units sold                                                                 1,549,876              1,243,042
Units redeemed                                                            (1,251,922)            (1,034,794)
                                                                --------------------   --------------------
Net increase (decrease)                                                      297,954                208,248
Units outstanding, beginning                                               4,572,707              4,364,459
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,870,661              4,572,707
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         56,612,379
Cost of units redeemed/account charges                                                          (54,272,971)
Net investment income (loss)                                                                     (1,136,625)
Net realized gain (loss)                                                                          5,750,870
Realized gain distributions                                                                         734,381
Net change in unrealized appreciation (depreciation)                                              4,407,715
                                                                                       --------------------
Net assets                                                                             $         12,095,749
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.47             4,553   $        11,243              1.25%             36.8%
12/31/2012                        1.81             4,264             7,698              1.25%             16.9%
12/31/2011                        1.54             4,082             6,306              1.25%             -2.7%
12/31/2010                        1.59             3,853             6,115              1.25%             14.9%
12/31/2009                        1.38             3,945             5,449              1.25%             40.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.53               146   $           370              1.00%             37.1%
12/31/2012                        1.85               123               227              1.00%             17.2%
12/31/2011                        1.58               110               173              1.00%             -2.4%
12/31/2010                        1.62                93               150              1.00%             15.2%
12/31/2009                        1.40                20                28              1.00%             41.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.60                 0   $             0              0.75%             37.5%
12/31/2012                        1.89                 0                 0              0.75%             17.5%
12/31/2011                        1.61                 0                 0              0.75%             -2.2%
12/31/2010                        1.65                 0                 0              0.75%             15.5%
12/31/2009                        1.43                 0                 0              0.75%             41.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.67                24   $            63              0.50%             37.8%
12/31/2012                        1.93                24                47              0.50%             17.7%
12/31/2011                        1.64                30                50              0.50%             -1.9%
12/31/2010                        1.68                43                71              0.50%             15.8%
12/31/2009                        1.45                 0                 0              0.50%             41.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.74                 0   $             0              0.25%             38.2%
12/31/2012                        1.98                 0                 0              0.25%             18.0%
12/31/2011                        1.68                 0                 0              0.25%             -1.7%
12/31/2010                        1.71                 0                 0              0.25%             16.1%
12/31/2009                        1.47                 0                 0              0.25%             42.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.84               148   $           420              0.00%             38.5%
12/31/2012                        2.05               162               332              0.00%             18.3%
12/31/2011                        1.73               142               247              0.00%             -1.5%
12/31/2010                        1.76               114               200              0.00%             16.3%
12/31/2009                        1.51               113               172              0.00%             42.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               T. ROWE PRICE RETIREMENT 2020 R CLASS - 74149P705

                            STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,305,614   $    14,563,062           800,393
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (201,688)
                                                       ---------------
Net assets                                             $    16,103,926
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,532,779        10,175,603   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                       2,571,147         1,858,071              1.38
                                                       ---------------   ---------------
 Total                                                 $    16,103,926        12,033,674
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       164,523
Mortality & expense charges                                                                       (135,316)
                                                                                           ---------------
Net investment income (loss)                                                                        29,207
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           212,249
Realized gain distributions                                                                        313,377
Net change in unrealized appreciation (depreciation)                                             1,324,495
                                                                                           ---------------
Net gain (loss)                                                                                  1,850,121
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,879,328
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             29,207   $             68,653
Net realized gain (loss)                                                     212,249                 32,345
Realized gain distributions                                                  313,377                 34,778
Net change in unrealized appreciation (depreciation)                       1,324,495                510,021
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,879,328                645,797
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,205,378              9,194,870
Cost of units redeemed                                                    (1,998,190)            (2,744,861)
Account charges                                                               (4,242)                (3,287)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,202,946              6,446,722
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,082,274              7,092,519
Net assets, beginning                                                      9,021,652              1,929,133
                                                                --------------------   --------------------
Net assets, ending                                              $         16,103,926   $          9,021,652
                                                                ====================   ====================

Units sold                                                                 6,193,581              8,686,430
Units redeemed                                                            (2,013,123)            (2,727,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,180,458              5,959,283
Units outstanding, beginning                                               7,853,216              1,893,933
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,033,674              7,853,216
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,696,795
Cost of units redeemed/account charges                                                           (5,040,499)
Net investment income (loss)                                                                        115,856
Net realized gain (loss)                                                                            237,500
Realized gain distributions                                                                         351,722
Net change in unrealized appreciation (depreciation)                                              1,742,552
                                                                                       --------------------
Net assets                                                                             $         16,103,926
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33            10,176   $        13,533              1.25%             16.0%
12/31/2012                        1.15             7,205             8,258              1.25%             13.0%
12/31/2011                        1.01             1,338             1,357              1.25%             -2.9%
12/31/2010                        1.04                 0                 0              1.25%              4.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              1.00%             16.3%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%             -2.7%
12/31/2010                        1.05                 0                 0              1.00%              4.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.35                 0   $             0              0.75%             16.6%
12/31/2012                        1.16                 0                 0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%             -2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             16.9%
12/31/2012                        1.17                 0                 0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%             -2.2%
12/31/2010                        1.05                 0                 0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             17.2%
12/31/2012                        1.17                 0                 0              0.25%             14.2%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%
12/31/2010                        1.05                 0                 0              0.25%              4.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38             1,858   $         2,571              0.00%             17.5%
12/31/2012                        1.18               649               764              0.00%             14.4%
12/31/2011                        1.03               556               572              0.00%             -1.7%
12/31/2010                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               2.4%
                2011               2.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2030 R CLASS - 74149P804

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,322,547   $     8,820,639           463,086
                                                                         ===============   ===============
Receivables: investments sold                                    4,271
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,326,818
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,127,776         6,522,510   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.44
Band 0                                                       1,199,042           823,476              1.46
                                                       ---------------   ---------------
 Total                                                 $    10,326,818         7,345,986
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        85,286
Mortality & expense charges                                                                        (89,660)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,374)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           221,820
Realized gain distributions                                                                        175,060
Net change in unrealized appreciation (depreciation)                                             1,153,730
                                                                                           ---------------
Net gain (loss)                                                                                  1,550,610
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,546,236
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,374)  $             22,625
Net realized gain (loss)                                                     221,820                 15,461
Realized gain distributions                                                  175,060                 32,008
Net change in unrealized appreciation (depreciation)                       1,153,730                395,594
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,546,236                465,688
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,877,647              6,061,938
Cost of units redeemed                                                    (1,984,041)            (2,025,463)
Account charges                                                               (7,403)                (2,735)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,886,203              4,033,740
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,432,439              4,499,428
Net assets, beginning                                                      5,894,379              1,394,951
                                                                --------------------   --------------------
Net assets, ending                                              $         10,326,818   $          5,894,379
                                                                ====================   ====================

Units sold                                                                 4,123,862              5,606,326
Units redeemed                                                            (1,861,382)            (1,902,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,262,480              3,704,038
Units outstanding, beginning                                               5,083,506              1,379,468
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,345,986              5,083,506
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,778,563
Cost of units redeemed/account charges                                                           (4,415,750)
Net investment income (loss)                                                                         24,745
Net realized gain (loss)                                                                            228,254
Realized gain distributions                                                                         209,098
Net change in unrealized appreciation (depreciation)                                              1,501,908
                                                                                       --------------------
Net assets                                                                             $         10,326,818
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             6,523   $         9,128              1.25%             20.9%
12/31/2012                        1.16             4,802             5,559              1.25%             14.8%
12/31/2011                        1.01             1,092             1,101              1.25%             -4.4%
12/31/2010                        1.05                 0                 0              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             21.2%
12/31/2012                        1.16                 0                 0              1.00%             15.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%              5.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             21.5%
12/31/2012                        1.17                 0                 0              0.75%             15.4%
12/31/2011                        1.01                 0                 0              0.75%             -3.9%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.50%             21.8%
12/31/2012                        1.18                 0                 0              0.50%             15.7%
12/31/2011                        1.02                 0                 0              0.50%             -3.7%
12/31/2010                        1.06                 0                 0              0.50%              5.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.25%             22.1%
12/31/2012                        1.18                 0                 0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.4%
12/31/2010                        1.06                 0                 0              0.25%              5.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               823   $         1,199              0.00%             22.4%
12/31/2012                        1.19               282               335              0.00%             16.3%
12/31/2011                        1.02               287               294              0.00%             -3.2%
12/31/2010                        1.06                 0                 0              0.00%              5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.1%
                2012               1.8%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2040 R CLASS - 74149P887

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,365,763   $     8,103,359           404,225
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,025)
                                                       ---------------
Net assets                                             $     9,349,738
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,696,057         4,662,353   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                       2,653,681         1,775,811              1.49
                                                       ---------------   ---------------
 Total                                                 $     9,349,738         6,438,164
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        59,118
Mortality & expense charges                                                                        (62,666)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,548)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           220,181
Realized gain distributions                                                                        145,824
Net change in unrealized appreciation (depreciation)                                             1,067,781
                                                                                           ---------------
Net gain (loss)                                                                                  1,433,786
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,430,238
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,548)  $              8,674
Net realized gain (loss)                                                     220,181                  1,878
Realized gain distributions                                                  145,824                 25,239
Net change in unrealized appreciation (depreciation)                       1,067,781                271,948
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,430,238                307,739
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,980,170              3,325,779
Cost of units redeemed                                                    (1,876,060)              (808,271)
Account charges                                                               (7,432)                (4,592)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,096,678              2,512,916
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,526,916              2,820,655
Net assets, beginning                                                      3,822,822              1,002,167
                                                                --------------------   --------------------
Net assets, ending                                              $          9,349,738   $          3,822,822
                                                                ====================   ====================

Units sold                                                                 4,677,800              3,080,328
Units redeemed                                                            (1,528,701)              (786,110)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,149,099              2,294,218
Units outstanding, beginning                                               3,289,065                994,847
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,438,164              3,289,065
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,519,300
Cost of units redeemed/account charges                                                           (2,825,777)
Net investment income (loss)                                                                          6,600
Net realized gain (loss)                                                                            214,384
Realized gain distributions                                                                         172,827
Net change in unrealized appreciation (depreciation)                                              1,262,404
                                                                                       --------------------
Net assets                                                                             $          9,349,738
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44             4,662   $         6,696              1.25%             23.8%
12/31/2012                        1.16             3,111             3,611              1.25%             15.5%
12/31/2011                        1.00               798               802              1.25%             -5.2%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             24.1%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             24.4%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.7%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             24.7%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.5%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             25.0%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.2%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49             1,776   $         2,654              0.00%             25.3%
12/31/2012                        1.19               178               212              0.00%             17.0%
12/31/2011                        1.02               197               200              0.00%             -4.0%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.9%
                2012               1.4%
                2011               1.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               T. ROWE PRICE RETIREMENT INCOME R CLASS - 74149P879

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,588,255   $     1,477,048           107,567
                                                                         ===============   ===============
Receivables: investments sold                                    1,588
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,589,843
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,521,718         1,289,725   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.22
Band 0                                                          68,125            55,493              1.23
                                                       ---------------   ---------------
 Total                                                 $     1,589,843         1,345,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,275
Mortality & expense charges                                                                        (20,114)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,839)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,506
Realized gain distributions                                                                         22,116
Net change in unrealized appreciation (depreciation)                                                39,402
                                                                                           ---------------
Net gain (loss)                                                                                    116,024
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       113,185
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,839)  $              2,208
Net realized gain (loss)                                                      54,506                  6,840
Realized gain distributions                                                   22,116                  6,084
Net change in unrealized appreciation (depreciation)                          39,402                 84,445
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            113,185                 99,577
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     616,584              2,911,123
Cost of units redeemed                                                      (854,952)            (1,649,499)
Account charges                                                               (1,390)                (1,012)
                                                                --------------------   --------------------
Increase (decrease)                                                         (239,758)             1,260,612
                                                                --------------------   --------------------
Net increase (decrease)                                                     (126,573)             1,360,189
Net assets, beginning                                                      1,716,416                356,227
                                                                --------------------   --------------------
Net assets, ending                                              $          1,589,843   $          1,716,416
                                                                ====================   ====================

Units sold                                                                   566,550              2,824,903
Units redeemed                                                              (781,554)            (1,615,208)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (215,004)             1,209,695
Units outstanding, beginning                                               1,560,222                350,527
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,345,218              1,560,222
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,896,126
Cost of units redeemed/account charges                                                           (2,508,439)
Net investment income (loss)                                                                          1,003
Net realized gain (loss)                                                                             61,248
Realized gain distributions                                                                          28,698
Net change in unrealized appreciation (depreciation)                                                111,207
                                                                                       --------------------
Net assets                                                                             $          1,589,843
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18             1,290   $         1,522              1.25%              7.3%
12/31/2012                        1.10             1,511             1,660              1.25%              8.2%
12/31/2011                        1.02               351               356              1.25%             -0.4%
12/31/2010                        1.02                 0                 0              1.25%              2.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.19                 0   $             0              1.00%              7.6%
12/31/2012                        1.11                 0                 0              1.00%              8.4%
12/31/2011                        1.02                 0                 0              1.00%             -0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.20                 0   $             0              0.75%              7.9%
12/31/2012                        1.11                 0                 0              0.75%              8.7%
12/31/2011                        1.02                 0                 0              0.75%              0.1%
12/31/2010                        1.02                 0                 0              0.75%              2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              0.50%              8.2%
12/31/2012                        1.12                 0                 0              0.50%              9.0%
12/31/2011                        1.03                 0                 0              0.50%              0.4%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.22                 0   $             0              0.25%              8.4%
12/31/2012                        1.12                 0                 0              0.25%              9.2%
12/31/2011                        1.03                 0                 0              0.25%              0.6%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                55   $            68              0.00%              8.7%
12/31/2012                        1.13                50                56              0.00%              9.5%
12/31/2011                        1.03                 0                 0              0.00%              0.9%
12/31/2010                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.8%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID CAP GROWTH FUND R CLASS - 779556307

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,358,644   $     5,132,355            91,159
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,416)
                                                       ---------------
Net assets                                             $     6,349,228
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,806,858         1,439,843   $          3.34
Band 100                                                            --                --              3.43
Band 75                                                             --                --              3.51
Band 50                                                             --                --              3.61
Band 25                                                             --                --              3.70
Band 0                                                       1,542,370           402,163              3.84
                                                       ---------------   ---------------
 Total                                                 $     6,349,228         1,842,006
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (48,696)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,696)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            90,736
Realized gain distributions                                                                        359,182
Net change in unrealized appreciation (depreciation)                                             1,145,942
                                                                                           ---------------
Net gain (loss)                                                                                  1,595,860
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,547,164
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,696)  $            (36,811)
Net realized gain (loss)                                                      90,736                 58,761
Realized gain distributions                                                  359,182                235,892
Net change in unrealized appreciation (depreciation)                       1,145,942                174,130
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,547,164                431,972
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,373,866              1,499,720
Cost of units redeemed                                                      (826,895)            (1,264,986)
Account charges                                                               (2,070)                (1,090)
                                                                --------------------   --------------------
Increase (decrease)                                                          544,901                233,644
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,092,065                665,616
Net assets, beginning                                                      4,257,163              3,591,547
                                                                --------------------   --------------------
Net assets, ending                                              $          6,349,228   $          4,257,163
                                                                ====================   ====================

Units sold                                                                   458,662                632,370
Units redeemed                                                              (280,280)              (542,185)
                                                                --------------------   --------------------
Net increase (decrease)                                                      178,382                 90,185
Units outstanding, beginning                                               1,663,624              1,573,439
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,842,006              1,663,624
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,010,800
Cost of units redeemed/account charges                                                           (7,624,519)
Net investment income (loss)                                                                       (198,665)
Net realized gain (loss)                                                                            503,633
Realized gain distributions                                                                       1,431,690
Net change in unrealized appreciation (depreciation)                                              1,226,289
                                                                                       --------------------
Net assets                                                                             $          6,349,228
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.34             1,440   $         4,807              1.25%             34.5%
12/31/2012                        2.48             1,278             3,172              1.25%             11.9%
12/31/2011                        2.22             1,190             2,640              1.25%             -2.9%
12/31/2010                        2.28               909             2,077              1.25%             25.8%
12/31/2009                        1.82               210               382              1.25%             43.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.43                 0   $             0              1.00%             34.9%
12/31/2012                        2.54                 0                 0              1.00%             12.2%
12/31/2011                        2.26                 0                 0              1.00%             -2.7%
12/31/2010                        2.33                 0                 0              1.00%             26.2%
12/31/2009                        1.84                 0                 0              1.00%             43.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.51                 0   $             0              0.75%             35.2%
12/31/2012                        2.60                 0                 0              0.75%             12.5%
12/31/2011                        2.31                 0                 0              0.75%             -2.5%
12/31/2010                        2.37                 0                 0              0.75%             26.5%
12/31/2009                        1.87                 0                 0              0.75%             43.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.61                 0   $             0              0.50%             35.5%
12/31/2012                        2.66                 0                 0              0.50%             12.7%
12/31/2011                        2.36                 0                 0              0.50%             -2.2%
12/31/2010                        2.41                 0                 0              0.50%             26.8%
12/31/2009                        1.90                 0                 0              0.50%             44.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.70                 0   $             0              0.25%             35.9%
12/31/2012                        2.72                 0                 0              0.25%             13.0%
12/31/2011                        2.41                 0                 0              0.25%             -2.0%
12/31/2010                        2.46                 0                 0              0.25%             27.1%
12/31/2009                        1.93                 0                 0              0.25%             44.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.84               402   $         1,542              0.00%             36.2%
12/31/2012                        2.82               386             1,085              0.00%             13.3%
12/31/2011                        2.48               383               951              0.00%             -1.7%
12/31/2010                        2.53               302               764              0.00%             27.4%
12/31/2009                        1.98                 0                 0              0.00%             44.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2050 R CLASS - 74149P721

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,065,028   $     3,531,237           315,735
                                                                         ===============   ===============
Receivables: investments sold                                    4,797
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,069,825
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,726,839         2,596,029   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                         342,986           229,620              1.49
                                                       ---------------   ---------------
 Total                                                 $     4,069,825         2,825,649
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        27,532
Mortality & expense charges                                                                        (32,429)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,897)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           132,062
Realized gain distributions                                                                         65,773
Net change in unrealized appreciation (depreciation)                                               418,135
                                                                                           ---------------
Net gain (loss)                                                                                    615,970
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       611,073
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,897)  $              1,170
Net realized gain (loss)                                                     132,062                  3,816
Realized gain distributions                                                   65,773                 11,690
Net change in unrealized appreciation (depreciation)                         418,135                130,636
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            611,073                147,312
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,175,806              1,833,762
Cost of units redeemed                                                      (416,995)              (589,328)
Account charges                                                               (6,430)                (3,414)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,752,381              1,241,020
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,363,454              1,388,332
Net assets, beginning                                                      1,706,371                318,039
                                                                --------------------   --------------------
Net assets, ending                                              $          4,069,825   $          1,706,371
                                                                ====================   ====================

Units sold                                                                 2,131,056              1,738,233
Units redeemed                                                              (772,933)              (586,413)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,358,123              1,151,820
Units outstanding, beginning                                               1,467,526                315,706
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,825,649              1,467,526
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,366,430
Cost of units redeemed/account charges                                                           (1,041,787)
Net investment income (loss)                                                                         (2,591)
Net realized gain (loss)                                                                            134,875
Realized gain distributions                                                                          79,107
Net change in unrealized appreciation (depreciation)                                                533,791
                                                                                       --------------------
Net assets                                                                             $          4,069,825
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44             2,596   $         3,727              1.25%             23.7%
12/31/2012                        1.16             1,376             1,597              1.25%             15.5%
12/31/2011                        1.00               259               261              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             24.0%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             24.3%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             24.6%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.4%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             24.9%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               230   $           343              0.00%             25.2%
12/31/2012                        1.19                92               110              0.00%             17.0%
12/31/2011                        1.02                56                57              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.4%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2015 R CLASS - 74149P671

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,772,363   $     9,069,985           686,374
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (46,441)
                                                       ---------------
Net assets                                             $     9,725,922
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,897,377         6,917,816   $          1.29
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.33
Band 0                                                         828,545           619,126              1.34
                                                       ---------------   ---------------
 Total                                                 $     9,725,922         7,536,942
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       120,751
Mortality & expense charges                                                                        (91,311)
                                                                                           ---------------
Net investment income (loss)                                                                        29,440
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           224,274
Realized gain distributions                                                                        181,127
Net change in unrealized appreciation (depreciation)                                               545,758
                                                                                           ---------------
Net gain (loss)                                                                                    951,159
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       980,599
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             29,440   $             44,126
Net realized gain (loss)                                                     224,274                 21,608
Realized gain distributions                                                  181,127                 10,479
Net change in unrealized appreciation (depreciation)                         545,758                202,153
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            980,599                278,366
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,315,353              5,312,477
Cost of units redeemed                                                    (2,268,419)            (1,981,649)
Account charges                                                               (2,644)                (6,626)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,044,290              3,324,202
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,024,889              3,602,568
Net assets, beginning                                                      4,701,033              1,098,465
                                                                --------------------   --------------------
Net assets, ending                                              $          9,725,922   $          4,701,033
                                                                ====================   ====================

Units sold                                                                 5,608,993              4,913,974
Units redeemed                                                            (2,201,850)            (1,862,143)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,407,143              3,051,831
Units outstanding, beginning                                               4,129,799              1,077,968
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,536,942              4,129,799
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,139,432
Cost of units redeemed/account charges                                                           (4,622,378)
Net investment income (loss)                                                                         83,685
Net realized gain (loss)                                                                            229,574
Realized gain distributions                                                                         193,231
Net change in unrealized appreciation (depreciation)                                                702,378
                                                                                       --------------------
Net assets                                                                             $          9,725,922
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29             6,918   $         8,897              1.25%             13.1%
12/31/2012                        1.14             3,984             4,530              1.25%             11.8%
12/31/2011                        1.02               940               956              1.25%             -2.0%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.00%             13.4%
12/31/2012                        1.14                 0                 0              1.00%             12.1%
12/31/2011                        1.02                 0                 0              1.00%             -1.7%
12/31/2010                        1.04                 0                 0              1.00%              3.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.75%             13.7%
12/31/2012                        1.15                 0                 0              0.75%             12.4%
12/31/2011                        1.02                 0                 0              0.75%             -1.5%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.50%             13.9%
12/31/2012                        1.16                 0                 0              0.50%             12.7%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              0.25%             14.2%
12/31/2012                        1.16                 0                 0              0.25%             12.9%
12/31/2011                        1.03                 0                 0              0.25%             -1.0%
12/31/2010                        1.04                 0                 0              0.25%              3.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34               619   $           829              0.00%             14.5%
12/31/2012                        1.17               146               171              0.00%             13.2%
12/31/2011                        1.03               138               143              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2013               1.7%
                2012               2.5%
                2011               3.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2025 R CLASS - 74149P655

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,455,567   $     9,262,009           688,052
                                                                         ===============   ===============
Receivables: investments sold                                    9,717
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,465,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,233,685         6,758,188   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                       1,231,599           866,337              1.42
                                                       ---------------   ---------------
 Total                                                 $    10,465,284         7,624,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       100,213
Mortality & expense charges                                                                        (81,919)
                                                                                           ---------------
Net investment income (loss)                                                                        18,294
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,714
Realized gain distributions                                                                        160,341
Net change in unrealized appreciation (depreciation)                                               986,639
                                                                                           ---------------
Net gain (loss)                                                                                  1,250,694
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,268,988
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,294   $             27,821
Net realized gain (loss)                                                     103,714                 34,633
Realized gain distributions                                                  160,341                 31,861
Net change in unrealized appreciation (depreciation)                         986,639                267,716
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,268,988                362,031
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,865,352              5,140,734
Cost of units redeemed                                                    (1,164,022)            (2,039,004)
Account charges                                                               (3,919)                (3,225)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,697,411              3,098,505
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,966,399              3,460,536
Net assets, beginning                                                      4,498,885              1,038,349
                                                                --------------------   --------------------
Net assets, ending                                              $         10,465,284   $          4,498,885
                                                                ====================   ====================

Units sold                                                                 4,782,496              4,772,024
Units redeemed                                                            (1,058,956)            (1,896,207)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,723,540              2,875,817
Units outstanding, beginning                                               3,900,985              1,025,168
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,624,525              3,900,985
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,146,512
Cost of units redeemed/account charges                                                           (3,257,363)
Net investment income (loss)                                                                         51,613
Net realized gain (loss)                                                                            137,004
Realized gain distributions                                                                         193,960
Net change in unrealized appreciation (depreciation)                                              1,193,558
                                                                                       --------------------
Net assets                                                                             $         10,465,284
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37             6,758   $         9,234              1.25%             18.6%
12/31/2012                        1.15             3,702             4,263              1.25%             14.0%
12/31/2011                        1.01               836               845              1.25%             -3.8%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38                 0   $             0              1.00%             18.9%
12/31/2012                        1.16                 0                 0              1.00%             14.3%
12/31/2011                        1.01                 0                 0              1.00%             -3.5%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             19.2%
12/31/2012                        1.16                 0                 0              0.75%             14.6%
12/31/2011                        1.02                 0                 0              0.75%             -3.3%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             19.5%
12/31/2012                        1.17                 0                 0              0.50%             14.9%
12/31/2011                        1.02                 0                 0              0.50%             -3.1%
12/31/2010                        1.05                 0                 0              0.50%              5.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.25%             19.8%
12/31/2012                        1.18                 0                 0              0.25%             15.2%
12/31/2011                        1.02                 0                 0              0.25%             -2.8%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42               866   $         1,232              0.00%             20.1%
12/31/2012                        1.18               199               236              0.00%             15.4%
12/31/2011                        1.03               189               194              0.00%             -2.6%
12/31/2010                        1.05                 0                 0              0.00%              5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.3%
                2012               2.1%
                2011               2.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT 2035 R CLASS - 74149P630

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,568,736   $     9,203,638           657,549
                                                                         ===============   ===============
Receivables: investments sold                                   11,241
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,579,977
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,644,521         6,074,925   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.47
Band 0                                                       1,935,456         1,307,230              1.48
                                                       ---------------   ---------------
 Total                                                 $    10,579,977         7,382,155
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        70,389
Mortality & expense charges                                                                        (74,539)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,150)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,065
Realized gain distributions                                                                        159,976
Net change in unrealized appreciation (depreciation)                                             1,187,268
                                                                                           ---------------
Net gain (loss)                                                                                  1,487,309
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,483,159
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,150)  $             19,855
Net realized gain (loss)                                                     140,065                 12,467
Realized gain distributions                                                  159,976                 30,816
Net change in unrealized appreciation (depreciation)                       1,187,268                215,266
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,483,159                278,404
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,279,034              3,682,940
Cost of units redeemed                                                    (1,193,799)              (709,308)
Account charges                                                               (5,348)                (3,136)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,079,887              2,970,496
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,563,046              3,248,900
Net assets, beginning                                                      4,016,931                768,031
                                                                --------------------   --------------------
Net assets, ending                                              $         10,579,977   $          4,016,931
                                                                ====================   ====================

Units sold                                                                 5,168,194              3,348,377
Units redeemed                                                            (1,242,146)              (652,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,926,048              2,695,763
Units outstanding, beginning                                               3,456,107                760,344
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,382,155              3,456,107
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,915,272
Cost of units redeemed/account charges                                                           (2,050,990)
Net investment income (loss)                                                                         18,862
Net realized gain (loss)                                                                            139,640
Realized gain distributions                                                                         192,095
Net change in unrealized appreciation (depreciation)                                              1,365,098
                                                                                       --------------------
Net assets                                                                             $         10,579,977
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42             6,075   $         8,645              1.25%             22.6%
12/31/2012                        1.16             3,233             3,751              1.25%             15.4%
12/31/2011                        1.01               530               533              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             23.0%
12/31/2012                        1.17                 0                 0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.75%             23.3%
12/31/2012                        1.17                 0                 0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.50%             23.6%
12/31/2012                        1.18                 0                 0              0.50%             16.2%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.25%             23.9%
12/31/2012                        1.19                 0                 0              0.25%             16.5%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48             1,307   $         1,935              0.00%             24.2%
12/31/2012                        1.19               223               266              0.00%             16.8%
12/31/2011                        1.02               230               235              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.7%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2045 R CLASS - 74149P614

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,189,362   $     4,485,689           336,966
                                                                         ===============   ===============
Receivables: investments sold                                    3,295
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,192,657
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,802,345         3,340,787   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                         390,312           260,958              1.50
                                                       ---------------   ---------------
 Total                                                 $     5,192,657         3,601,745
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        35,937
Mortality & expense charges                                                                        (36,737)
                                                                                           ---------------
Net investment income (loss)                                                                          (800)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            49,766
Realized gain distributions                                                                         75,142
Net change in unrealized appreciation (depreciation)                                               620,511
                                                                                           ---------------
Net gain (loss)                                                                                    745,419
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       744,619
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (800)  $              5,817
Net realized gain (loss)                                                      49,766                  4,145
Realized gain distributions                                                   75,142                 13,394
Net change in unrealized appreciation (depreciation)                         620,511                107,085
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            744,619                130,441
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,178,806              1,478,599
Cost of units redeemed                                                      (562,817)              (209,691)
Account charges                                                               (5,400)                (2,685)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,610,589              1,266,223
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,355,208              1,396,664
Net assets, beginning                                                      1,837,449                440,785
                                                                --------------------   --------------------
Net assets, ending                                              $          5,192,657   $          1,837,449
                                                                ====================   ====================

Units sold                                                                 2,499,598              1,349,495
Units redeemed                                                              (477,381)              (207,223)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,022,217              1,142,272
Units outstanding, beginning                                               1,579,528                437,256
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,601,745              1,579,528
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,171,200
Cost of units redeemed/account charges                                                             (829,193)
Net investment income (loss)                                                                          6,354
Net realized gain (loss)                                                                             51,105
Realized gain distributions                                                                          89,518
Net change in unrealized appreciation (depreciation)                                                703,673
                                                                                       --------------------
Net assets                                                                             $          5,192,657
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44             3,341   $         4,802              1.25%             23.8%
12/31/2012                        1.16             1,481             1,720              1.25%             15.5%
12/31/2011                        1.01               359               361              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             24.1%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.8%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             24.4%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             24.7%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             25.0%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50               261   $           390              0.00%             25.3%
12/31/2012                        1.19                99               118              0.00%             17.0%
12/31/2011                        1.02                78                80              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.5%
                2011               1.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE RETIREMENT 2055 R CLASS - 74149P580

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       718,992   $       672,382            56,073
                                                                         ===============   ===============
Receivables: investments sold                                      996
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       719,988
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       668,973           465,338   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                          51,015            34,105              1.50
                                                       ---------------   ---------------
 Total                                                 $       719,988           499,443
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,861
Mortality & expense charges                                                                         (5,119)
                                                                                           ---------------
Net investment income (loss)                                                                          (258)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,605
Realized gain distributions                                                                         10,262
Net change in unrealized appreciation (depreciation)                                                32,752
                                                                                           ---------------
Net gain (loss)                                                                                     97,619
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        97,361
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (258)  $              1,029
Net realized gain (loss)                                                      54,605                    941
Realized gain distributions                                                   10,262                  1,722
Net change in unrealized appreciation (depreciation)                          32,752                 14,097
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             97,361                 17,789
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     821,596                239,534
Cost of units redeemed                                                      (463,292)               (37,919)
Account charges                                                               (2,226)                  (476)
                                                                --------------------   --------------------
Increase (decrease)                                                          356,078                201,139
                                                                --------------------   --------------------
Net increase (decrease)                                                      453,439                218,928
Net assets, beginning                                                        266,549                 47,621
                                                                --------------------   --------------------
Net assets, ending                                              $            719,988   $            266,549
                                                                ====================   ====================

Units sold                                                                   639,083                221,091
Units redeemed                                                              (368,739)               (39,334)
                                                                --------------------   --------------------
Net increase (decrease)                                                      270,344                181,757
Units outstanding, beginning                                                 229,099                 47,342
                                                                --------------------   --------------------
Units outstanding, ending                                                    499,443                229,099
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,108,426
Cost of units redeemed/account charges                                                             (503,913)
Net investment income (loss)                                                                          1,053
Net realized gain (loss)                                                                             55,541
Realized gain distributions                                                                          12,271
Net change in unrealized appreciation (depreciation)                                                 46,610
                                                                                       --------------------
Net assets                                                                             $            719,988
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               465   $           669              1.25%             23.7%
12/31/2012                        1.16               221               257              1.25%             15.6%
12/31/2011                        1.01                47                47              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             24.0%
12/31/2012                        1.17                 0                 0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             24.3%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             24.6%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             24.9%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                34   $            51              0.00%             25.2%
12/31/2012                        1.19                 8                 9              0.00%             17.0%
12/31/2011                        1.02                 0                 0              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.0%
                2012               1.6%
                2011               1.7%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           THORNBURG LIMITED TERM U.S. GOVERNMENT R3 CLASS - 885215491

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       189,468   $       196,387            14,342
                                                                         ===============   ===============
Receivables: investments sold                                      719
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       190,187
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       190,187           160,971   $          1.18
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $       190,187           160,971
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,609
Mortality & expense charges                                                                         (2,487)
                                                                                           ---------------
Net investment income (loss)                                                                         1,122
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (626)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (7,097)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,723)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (6,601)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,122   $              2,688
Net realized gain (loss)                                                        (626)                   250
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (7,097)                (1,480)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,601)                 1,458
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,981                  8,173
Cost of units redeemed                                                       (40,039)               (27,416)
Account charges                                                                  (51)                   (69)
                                                                --------------------   --------------------
Increase (decrease)                                                          (20,109)               (19,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,710)               (17,854)
Net assets, beginning                                                        216,897                234,751
                                                                --------------------   --------------------
Net assets, ending                                              $            190,187   $            216,897
                                                                ====================   ====================

Units sold                                                                    16,952                  6,748
Units redeemed                                                               (33,726)               (22,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,774)               (15,866)
Units outstanding, beginning                                                 177,745                193,611
                                                                --------------------   --------------------
Units outstanding, ending                                                    160,971                177,745
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,272,271
Cost of units redeemed/account charges                                                           (1,120,772)
Net investment income (loss)                                                                         30,347
Net realized gain (loss)                                                                             13,063
Realized gain distributions                                                                           2,197
Net change in unrealized appreciation (depreciation)                                                 (6,919)
                                                                                       --------------------
Net assets                                                                             $            190,187
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.18               161   $           190              1.25%             -3.2%
12/31/2012                        1.22               178               217              1.25%              0.6%
12/31/2011                        1.21               194               235              1.25%              2.4%
12/31/2010                        1.18               263               312              1.25%              2.2%
12/31/2009                        1.16               434               503              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.21                 0   $             0              1.00%             -2.9%
12/31/2012                        1.25                 0                 0              1.00%              0.9%
12/31/2011                        1.23                 0                 0              1.00%              2.7%
12/31/2010                        1.20                 0                 0              1.00%              2.4%
12/31/2009                        1.17                 0                 0              1.00%              2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%             -2.7%
12/31/2012                        1.27                 0                 0              0.75%              1.1%
12/31/2011                        1.26                 0                 0              0.75%              2.9%
12/31/2010                        1.22                 0                 0              0.75%              2.7%
12/31/2009                        1.19                 0                 0              0.75%              3.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.26                 0   $             0              0.50%             -2.4%
12/31/2012                        1.30                 0                 0              0.50%              1.4%
12/31/2011                        1.28                 0                 0              0.50%              3.2%
12/31/2010                        1.24                 0                 0              0.50%              2.9%
12/31/2009                        1.20                 0                 0              0.50%              3.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.29                 0   $             0              0.25%             -2.2%
12/31/2012                        1.32                 0                 0              0.25%              1.7%
12/31/2011                        1.30                 0                 0              0.25%              3.4%
12/31/2010                        1.26                 0                 0              0.25%              3.2%
12/31/2009                        1.22                 0                 0              0.25%              3.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.00%             -2.0%
12/31/2012                        1.35                 0                 0              0.00%              1.9%
12/31/2011                        1.32                 0                 0              0.00%              3.7%
12/31/2010                        1.28                 0                 0              0.00%              3.4%
12/31/2009                        1.23                 0                 0              0.00%              3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.4%
                2011               2.7%
                2010               2.7%
                2009               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              THORNBURG INVEST INCOME BUILDER R3 CLASS - 885215384

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       597,565   $       569,109            28,647
                                                                         ===============   ===============
Receivables: investments sold                                      881
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       598,446
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       598,446           417,784   $          1.43
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       598,446           417,784
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,793
Mortality & expense charges                                                                         (5,029)
                                                                                           ---------------
Net investment income (loss)                                                                        12,764
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,761
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,729
                                                                                           ---------------
Net gain (loss)                                                                                     28,490
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        41,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,764   $              8,196
Net realized gain (loss)                                                       3,761                   (731)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          24,729                  8,660
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             41,254                 16,125
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     403,425                 67,410
Cost of units redeemed                                                       (50,358)               (44,721)
Account charges                                                                 (175)                   (77)
                                                                --------------------   --------------------
Increase (decrease)                                                          352,892                 22,612
                                                                --------------------   --------------------
Net increase (decrease)                                                      394,146                 38,737
Net assets, beginning                                                        204,300                165,563
                                                                --------------------   --------------------
Net assets, ending                                              $            598,446   $            204,300
                                                                ====================   ====================

Units sold                                                                   293,819                 62,039
Units redeemed                                                               (39,555)               (44,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                      254,264                 17,999
Units outstanding, beginning                                                 163,520                145,521
                                                                --------------------   --------------------
Units outstanding, ending                                                    417,784                163,520
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            652,302
Cost of units redeemed/account charges                                                             (111,228)
Net investment income (loss)                                                                         25,652
Net realized gain (loss)                                                                              3,264
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 28,456
                                                                                       --------------------
Net assets                                                                             $            598,446
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               418   $           598              1.25%             14.7%
12/31/2012                        1.25               164               204              1.25%              9.8%
12/31/2011                        1.14               146               166              1.25%             -1.2%
12/31/2010                        1.15                19                21              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              1.00%             14.9%
12/31/2012                        1.26                 0                 0              1.00%             10.1%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.15                 0                 0              1.00%             15.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.75%             15.2%
12/31/2012                        1.27                 0                 0              0.75%             10.4%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.15                 0                 0              0.75%             15.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              0.50%             15.5%
12/31/2012                        1.27                 0                 0              0.50%             10.6%
12/31/2011                        1.15                 0                 0              0.50%             -0.4%
12/31/2010                        1.16                 0                 0              0.50%             15.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.25%             15.8%
12/31/2012                        1.28                 0                 0              0.25%             10.9%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             15.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.00%             16.1%
12/31/2012                        1.29                 0                 0              0.00%             11.2%
12/31/2011                        1.16                 0                 0              0.00%              0.1%
12/31/2010                        1.16                 0                 0              0.00%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.4%
                2012               5.7%
                2011               6.0%
                2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      THORNBURG VALUE R3 CLASS - 885215533

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       957,435   $       688,729            21,352
                                                                         ===============   ===============
Receivables: investments sold                                      848
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       958,283
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       927,996           587,938   $          1.58
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.73
Band 0                                                          30,287            17,136              1.77
                                                       ---------------   ---------------
 Total                                                 $       958,283           605,074
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           922
Mortality & expense charges                                                                        (11,669)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,747)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            79,089
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               248,267
                                                                                           ---------------
Net gain (loss)                                                                                    327,356
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       316,609
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,747)  $            (13,610)
Net realized gain (loss)                                                      79,089                 (9,862)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         248,267                138,886
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            316,609                115,414
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     132,617                208,947
Cost of units redeemed                                                      (600,350)              (573,768)
Account charges                                                                 (428)                  (738)
                                                                --------------------   --------------------
Increase (decrease)                                                         (468,161)              (365,559)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (151,552)              (250,145)
Net assets, beginning                                                      1,109,835              1,359,980
                                                                --------------------   --------------------
Net assets, ending                                              $            958,283   $          1,109,835
                                                                ====================   ====================

Units sold                                                                   105,378                189,122
Units redeemed                                                              (461,912)              (511,468)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (356,534)              (322,346)
Units outstanding, beginning                                                 961,608              1,283,954
                                                                --------------------   --------------------
Units outstanding, ending                                                    605,074                961,608
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,805,450
Cost of units redeemed/account charges                                                           (4,048,952)
Net investment income (loss)                                                                        (70,107)
Net realized gain (loss)                                                                           (101,142)
Realized gain distributions                                                                         104,328
Net change in unrealized appreciation (depreciation)                                                268,706
                                                                                       --------------------
Net assets                                                                             $            958,283
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.58               588   $           928              1.25%             37.8%
12/31/2012                        1.15               891             1,020              1.25%              9.3%
12/31/2011                        1.05             1,134             1,189              1.25%            -14.6%
12/31/2010                        1.23             1,749             2,146              1.25%              7.8%
12/31/2009                        1.14             1,227             1,396              1.25%             43.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.61                 0   $             0              1.00%             38.2%
12/31/2012                        1.17                 0                 0              1.00%              9.6%
12/31/2011                        1.07                 0                 0              1.00%            -14.4%
12/31/2010                        1.25                 0                 0              1.00%              8.0%
12/31/2009                        1.15                 0                 0              1.00%             43.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.65                 0   $             0              0.75%             38.5%
12/31/2012                        1.19                 0                 0              0.75%              9.8%
12/31/2011                        1.09                 0                 0              0.75%            -14.1%
12/31/2010                        1.26                 0                 0              0.75%              8.3%
12/31/2009                        1.17                 0                 0              0.75%             44.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.69                 0   $             0              0.50%             38.9%
12/31/2012                        1.22                 0                 0              0.50%             10.1%
12/31/2011                        1.10                 0                 0              0.50%            -13.9%
12/31/2010                        1.28                 0                 0              0.50%              8.6%
12/31/2009                        1.18                 0                 0              0.50%             44.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              0.25%             39.2%
12/31/2012                        1.24                 0                 0              0.25%             10.4%
12/31/2011                        1.12                 0                 0              0.25%            -13.7%
12/31/2010                        1.30                 0                 0              0.25%              8.9%
12/31/2009                        1.20                 0                 0              0.25%             44.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                17   $            30              0.00%             39.6%
12/31/2012                        1.27                71                90              0.00%             10.7%
12/31/2011                        1.14               150               171              0.00%            -13.5%
12/31/2010                        1.32                79               105              0.00%              9.1%
12/31/2009                        1.21                48                59              0.00%             45.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.0%
                2011               0.0%
                2010               0.2%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   THORNBURG CORE GROWTH R3 CLASS - 885215517

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,275,442   $       956,823            46,744
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (242)
                                                       ---------------
Net assets                                             $     1,275,200
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,200,788           599,833   $          2.00
Band 100                                                         1,292               631              2.05
Band 75                                                             --                --              2.09
Band 50                                                             --                --              2.14
Band 25                                                             --                --              2.19
Band 0                                                          73,120            32,620              2.24
                                                       ---------------   ---------------
 Total                                                 $     1,275,200           633,084
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,161)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,161)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           196,895
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               137,574
                                                                                           ---------------
Net gain (loss)                                                                                    334,469
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       323,308
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,161)  $            (13,855)
Net realized gain (loss)                                                     196,895                270,816
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         137,574                (37,581)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            323,308                219,380
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     628,177                288,777
Cost of units redeemed                                                      (511,870)            (1,031,102)
Account charges                                                                 (475)                (1,495)
                                                                --------------------   --------------------
Increase (decrease)                                                          115,832               (743,820)
                                                                --------------------   --------------------
Net increase (decrease)                                                      439,140               (524,440)
Net assets, beginning                                                        836,060              1,360,500
                                                                --------------------   --------------------
Net assets, ending                                              $          1,275,200   $            836,060
                                                                ====================   ====================

Units sold                                                                   371,118                212,868
Units redeemed                                                              (324,405)              (771,542)
                                                                --------------------   --------------------
Net increase (decrease)                                                       46,713               (558,674)
Units outstanding, beginning                                                 586,371              1,145,045
                                                                --------------------   --------------------
Units outstanding, ending                                                    633,084                586,371
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         16,009,115
Cost of units redeemed/account charges                                                          (15,522,813)
Net investment income (loss)                                                                       (250,292)
Net realized gain (loss)                                                                            714,017
Realized gain distributions                                                                           6,554
Net change in unrealized appreciation (depreciation)                                                318,619
                                                                                       --------------------
Net assets                                                                             $          1,275,200
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.00               600   $         1,201              1.25%             40.7%
12/31/2012                        1.42               575               818              1.25%             19.8%
12/31/2011                        1.19             1,136             1,349              1.25%              0.0%
12/31/2010                        1.19             1,749             2,076              1.25%              8.4%
12/31/2009                        1.09             2,123             2,324              1.25%             43.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.05                 1   $             1              1.00%             41.0%
12/31/2012                        1.45                 1                 1              1.00%             20.1%
12/31/2011                        1.21                 0                 0              1.00%              0.3%
12/31/2010                        1.21                 0                 0              1.00%              8.7%
12/31/2009                        1.11                 0                 0              1.00%             43.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.09                 0   $             0              0.75%             41.4%
12/31/2012                        1.48                 0                 0              0.75%             20.4%
12/31/2011                        1.23                 0                 0              0.75%              0.5%
12/31/2010                        1.22                 0                 0              0.75%              9.0%
12/31/2009                        1.12                 0                 0              0.75%             44.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.14                 0   $             0              0.50%             41.7%
12/31/2012                        1.51                 0                 0              0.50%             20.7%
12/31/2011                        1.25                 0                 0              0.50%              0.8%
12/31/2010                        1.24                 0                 0              0.50%              9.2%
12/31/2009                        1.14                 0                 0              0.50%             44.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.19                 0   $             0              0.25%             42.1%
12/31/2012                        1.54                 0                 0              0.25%             21.1%
12/31/2011                        1.27                 0                 0              0.25%              1.0%
12/31/2010                        1.26                 0                 0              0.25%              9.5%
12/31/2009                        1.15                 0                 0              0.25%             45.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.24                33   $            73              0.00%             42.5%
12/31/2012                        1.57                11                18              0.00%             21.4%
12/31/2011                        1.30                 9                12              0.00%              1.3%
12/31/2010                        1.28                20                26              0.00%              9.8%
12/31/2009                        1.17                14                17              0.00%             45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               THORNBURG LIMITED TERM INCOME R3 CLASS - 885215483

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,906,926   $    10,055,637           747,337
                                                                         ===============   ===============
Receivables: investments sold                                   25,182
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,932,108
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,524,475         7,135,716   $          1.33
Band 100                                                         2,004             1,468              1.37
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.46
Band 0                                                         405,629           271,393              1.49
                                                       ---------------   ---------------
 Total                                                 $     9,932,108         7,408,577
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       162,804
Mortality & expense charges                                                                        (83,678)
                                                                                           ---------------
Net investment income (loss)                                                                        79,126
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            68,731
Realized gain distributions                                                                         53,061
Net change in unrealized appreciation (depreciation)                                              (317,457)
                                                                                           ---------------
Net gain (loss)                                                                                   (195,665)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (116,539)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,126   $             96,629
Net realized gain (loss)                                                      68,731                 41,103
Realized gain distributions                                                   53,061                 33,782
Net change in unrealized appreciation (depreciation)                        (317,457)               172,320
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (116,539)               343,834
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,884,399              6,676,320
Cost of units redeemed                                                   (10,853,355)            (2,508,961)
Account charges                                                              (20,348)               (17,029)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,010,696              4,150,330
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,894,157              4,494,164
Net assets, beginning                                                      8,037,951              3,543,787
                                                                --------------------   --------------------
Net assets, ending                                              $          9,932,108   $          8,037,951
                                                                ====================   ====================

Units sold                                                                 9,685,150              5,086,127
Units redeemed                                                            (8,153,332)            (1,975,016)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,531,818              3,111,111
Units outstanding, beginning                                               5,876,759              2,765,648
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,408,577              5,876,759
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         31,402,076
Cost of units redeemed/account charges                                                          (22,387,367)
Net investment income (loss)                                                                        608,503
Net realized gain (loss)                                                                            340,021
Realized gain distributions                                                                         117,586
Net change in unrealized appreciation (depreciation)                                               (148,711)
                                                                                       --------------------
Net assets                                                                             $          9,932,108
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33             7,136   $         9,524              1.25%             -1.5%
12/31/2012                        1.36             5,363             7,268              1.25%              6.1%
12/31/2011                        1.28             2,672             3,413              1.25%              3.8%
12/31/2010                        1.23             2,067             2,545              1.25%              5.0%
12/31/2009                        1.17             3,430             4,021              1.25%             15.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 1   $             2              1.00%             -1.3%
12/31/2012                        1.38                 1                 2              1.00%              6.4%
12/31/2011                        1.30                 1                 1              1.00%              4.0%
12/31/2010                        1.25                 1                 1              1.00%              5.3%
12/31/2009                        1.19                 0                 0              1.00%             15.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.75%             -1.0%
12/31/2012                        1.41                 0                 0              0.75%              6.6%
12/31/2011                        1.32                 0                 0              0.75%              4.3%
12/31/2010                        1.27                 0                 0              0.75%              5.6%
12/31/2009                        1.20                 0                 0              0.75%             15.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.50%             -0.8%
12/31/2012                        1.44                 0                 0              0.50%              6.9%
12/31/2011                        1.34                 0                 0              0.50%              4.5%
12/31/2010                        1.29                 0                 0              0.50%              5.8%
12/31/2009                        1.21                 0                 0              0.50%             15.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.25%             -0.5%
12/31/2012                        1.47                 0                 0              0.25%              7.2%
12/31/2011                        1.37                 0                 0              0.25%              4.8%
12/31/2010                        1.31                 0                 0              0.25%              6.1%
12/31/2009                        1.23                 0                 0              0.25%             16.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               271   $           406              0.00%             -0.3%
12/31/2012                        1.50               513               769              0.00%              7.4%
12/31/2011                        1.40                93               130              0.00%              5.1%
12/31/2010                        1.33               143               190              0.00%              6.4%
12/31/2009                        1.25                 0                 0              0.00%             16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.8%
                2012               2.8%
                2011               3.3%
                2010               4.2%
                2009               4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               THORNBURG INTERNATIONAL VALUE R3 CLASS - 885215525

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,500,862   $     6,879,900           271,282
                                                                         ===============   ===============
Receivables: investments sold                                   17,403
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,518,265
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,113,714         4,659,313   $          1.74
Band 100                                                        61,236            34,378              1.78
Band 75                                                             --                --              1.82
Band 50                                                             45                24              1.86
Band 25                                                             --                --              1.91
Band 0                                                         343,270           176,041              1.95
                                                       ---------------   ---------------
 Total                                                 $     8,518,265         4,869,756
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        63,075
Mortality & expense charges                                                                       (111,570)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,495)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           534,964
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               712,673
                                                                                           ---------------
Net gain (loss)                                                                                  1,247,637
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,199,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,495)  $            (21,397)
Net realized gain (loss)                                                     534,964                 24,338
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         712,673              1,231,504
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,199,142              1,234,445
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,066,543              1,850,940
Cost of units redeemed                                                    (4,508,752)            (2,213,322)
Account charges                                                               (6,901)                (8,085)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,449,110)              (370,467)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,249,968)               863,978
Net assets, beginning                                                      9,768,233              8,904,255
                                                                --------------------   --------------------
Net assets, ending                                              $          8,518,265   $          9,768,233
                                                                ====================   ====================

Units sold                                                                 1,393,944              1,806,057
Units redeemed                                                            (2,858,937)            (2,042,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,464,993)              (236,585)
Units outstanding, beginning                                               6,334,749              6,571,334
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,869,756              6,334,749
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         27,555,615
Cost of units redeemed/account charges                                                          (22,171,507)
Net investment income (loss)                                                                       (193,917)
Net realized gain (loss)                                                                            867,634
Realized gain distributions                                                                         839,478
Net change in unrealized appreciation (depreciation)                                              1,620,962
                                                                                       --------------------
Net assets                                                                             $          8,518,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74             4,659   $         8,114              1.25%             13.7%
12/31/2012                        1.53             5,856             8,972              1.25%             13.7%
12/31/2011                        1.35             6,055             8,156              1.25%            -14.5%
12/31/2010                        1.58             5,036             7,938              1.25%             12.2%
12/31/2009                        1.40             3,967             5,573              1.25%             29.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.78                34   $            61              1.00%             13.9%
12/31/2012                        1.56               111               173              1.00%             14.0%
12/31/2011                        1.37               105               144              1.00%            -14.3%
12/31/2010                        1.60                92               147              1.00%             12.5%
12/31/2009                        1.42               103               147              1.00%             29.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.75%             14.2%
12/31/2012                        1.60                 0                 0              0.75%             14.3%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.62                 0                 0              0.75%             12.8%
12/31/2009                        1.44                 0                 0              0.75%             30.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.50%             14.5%
12/31/2012                        1.63                 1                 2              0.50%             14.6%
12/31/2011                        1.42                 1                 2              0.50%            -13.9%
12/31/2010                        1.65                 1                 2              0.50%             13.0%
12/31/2009                        1.46                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.91                 0   $             0              0.25%             14.8%
12/31/2012                        1.66                 0                 0              0.25%             14.9%
12/31/2011                        1.45                 0                 0              0.25%            -13.7%
12/31/2010                        1.67                 0                 0              0.25%             13.3%
12/31/2009                        1.48                 0                 0              0.25%             30.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.95               176   $           343              0.00%             15.1%
12/31/2012                        1.69               367               622              0.00%             15.2%
12/31/2011                        1.47               410               603              0.00%            -13.5%
12/31/2010                        1.70               329               560              0.00%             13.6%
12/31/2009                        1.50               256               383              0.00%             31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               0.9%
                2011               0.9%
                2010               0.5%
                2009               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              THORNBURG INVEST INCOME BUILDER R5 CLASS - 885215236

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       280,467   $       273,553            13,369
                                                                         ===============   ===============
Receivables: investments sold                                      687
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       281,154
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       281,154           192,771   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $       281,154           192,771
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,084
Mortality & expense charges                                                                           (566)
                                                                                           ---------------
Net investment income (loss)                                                                         1,518
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               583
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,751
                                                                                           ---------------
Net gain (loss)                                                                                      7,334
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,852
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,518   $                291
Net realized gain (loss)                                                         583                     (2)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,751                    163
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,852                    452
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     499,915                  6,555
Cost of units redeemed                                                      (234,199)                  (118)
Account charges                                                                 (303)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          265,413                  6,437
                                                                --------------------   --------------------
Net increase (decrease)                                                      274,265                  6,889
Net assets, beginning                                                          6,889                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            281,154   $              6,889
                                                                ====================   ====================

Units sold                                                                   351,356                  5,566
Units redeemed                                                              (164,029)                  (122)
                                                                --------------------   --------------------
Net increase (decrease)                                                      187,327                  5,444
Units outstanding, beginning                                                   5,444                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,771                  5,444
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            506,470
Cost of units redeemed/account charges                                                             (234,620)
Net investment income (loss)                                                                          1,809
Net realized gain (loss)                                                                                581
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  6,914
                                                                                       --------------------
Net assets                                                                             $            281,154
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46               193   $           281              1.25%             15.3%
12/31/2012                        1.27                 5                 7              1.25%             10.3%
12/31/2011                        1.15                 0                 0              1.25%             -0.7%
12/31/2010                        1.15                 0                 0              1.25%             15.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.00%             15.5%
12/31/2012                        1.27                 0                 0              1.00%             10.6%
12/31/2011                        1.15                 0                 0              1.00%             -0.4%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%             15.8%
12/31/2012                        1.28                 0                 0              0.75%             10.9%
12/31/2011                        1.16                 0                 0              0.75%             -0.2%
12/31/2010                        1.16                 0                 0              0.75%             15.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.50%             16.1%
12/31/2012                        1.29                 0                 0              0.50%             11.2%
12/31/2011                        1.16                 0                 0              0.50%              0.1%
12/31/2010                        1.16                 0                 0              0.50%             16.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.25%             16.4%
12/31/2012                        1.30                 0                 0              0.25%             11.4%
12/31/2011                        1.17                 0                 0              0.25%              0.3%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.53                 0   $             0              0.00%             16.7%
12/31/2012                        1.31                 0                 0              0.00%             11.7%
12/31/2011                        1.17                 0                 0              0.00%              0.6%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012              10.5%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                             AUL AMERICAN UNIT TRUST
                   THORNBURG CORE GROWTH R5 CLASS - 885215350

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,041,933   $     1,353,069            71,194
                                                                         ===============   ===============
Receivables: investments sold                                    1,341
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,043,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,043,274         1,523,962   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $     2,043,274         1,523,962
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,841)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,841)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,104
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               527,401
                                                                                           ---------------
Net gain (loss)                                                                                    602,505
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       581,664
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,841)  $            (61,191)
Net realized gain (loss)                                                      75,104              1,519,595
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         527,401               (643,772)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            581,664                814,632
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     462,279              1,144,837
Cost of units redeemed                                                      (278,119)            (4,902,118)
Account charges                                                                 (223)                  (953)
                                                                --------------------   --------------------
Increase (decrease)                                                          183,937             (3,758,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                      765,601             (2,943,602)
Net assets, beginning                                                      1,277,673              4,221,275
                                                                --------------------   --------------------
Net assets, ending                                              $          2,043,274   $          1,277,673
                                                                ====================   ====================

Units sold                                                                   426,831              1,283,212
Units redeemed                                                              (250,675)            (5,299,195)
                                                                --------------------   --------------------
Net increase (decrease)                                                      176,156             (4,015,983)
Units outstanding, beginning                                               1,347,806              5,363,789
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,523,962              1,347,806
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,895,888
Cost of units redeemed/account charges                                                          (16,029,673)
Net investment income (loss)                                                                       (418,086)
Net realized gain (loss)                                                                         (1,093,884)
Realized gain distributions                                                                             165
Net change in unrealized appreciation (depreciation)                                                688,864
                                                                                       --------------------
Net assets                                                                             $          2,043,274
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             1,524   $         2,043              1.25%             41.4%
12/31/2012                        0.95             1,348             1,278              1.25%             20.5%
12/31/2011                        0.79             5,364             4,221              1.25%              0.5%
12/31/2010                        0.78             8,531             6,678              1.25%              9.0%
12/31/2009                        0.72            10,694             7,684              1.25%             44.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              1.00%             41.8%
12/31/2012                        0.96                 0                 0              1.00%             20.8%
12/31/2011                        0.80                 0                 0              1.00%              0.8%
12/31/2010                        0.79                 0                 0              1.00%              9.2%
12/31/2009                        0.72                 0                 0              1.00%             44.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             42.1%
12/31/2012                        0.97                 0                 0              0.75%             21.1%
12/31/2011                        0.81                 0                 0              0.75%              1.0%
12/31/2010                        0.80                 0                 0              0.75%              9.5%
12/31/2009                        0.73                 0                 0              0.75%             45.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013 $                      1.41                 0   $             0              0.50%             42.5%
12/31/2012                        0.99                 0                 0              0.50%             21.4%
12/31/2011                        0.81                 0                 0              0.50%              1.3%
12/31/2010                        0.80                 0                 0              0.50%              9.8%
12/31/2009                        0.73                 0                 0              0.50%             45.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             42.9%
12/31/2012                        1.00                 0                 0              0.25%             21.7%
12/31/2011                        0.82                 0                 0              0.25%              1.5%
12/31/2010                        0.81                 0                 0              0.25%             10.0%
12/31/2009                        0.74                 0                 0              0.25%             45.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             43.2%
12/31/2012                        1.02                 0                 0              0.00%             22.0%
12/31/2011                        0.83                 0                 0              0.00%              1.8%
12/31/2010                        0.82                 0                 0              0.00%             10.3%
12/31/2009                        0.74                 0                 0              0.00%             46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               THORNBURG INTERNATIONAL VALUE R5 CLASS - 885215368

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,527,937   $     8,117,190           300,233
                                                                         ===============   ===============
Receivables: investments sold                                   85,539
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,613,476
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,555,576         7,915,475   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                       1,057,900           901,167              1.17
                                                       ---------------   ---------------
 Total                                                 $     9,613,476         8,816,642
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       190,050
Mortality & expense charges                                                                       (185,784)
                                                                                           ---------------
Net investment income (loss)                                                                         4,266
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,273,732
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               822,349
                                                                                           ---------------
Net gain (loss)                                                                                  2,096,081
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,100,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,266   $              9,780
Net realized gain (loss)                                                   1,273,732                (47,353)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         822,349              1,961,547
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,100,347              1,923,974
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,536,613              2,852,002
Cost of units redeemed                                                   (10,172,728)            (2,852,885)
Account charges                                                               (5,358)                (4,921)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,641,473)                (5,804)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,541,126)             1,918,170
Net assets, beginning                                                     15,154,602             13,236,432
                                                                --------------------   --------------------
Net assets, ending                                              $          9,613,476   $         15,154,602
                                                                ====================   ====================

Units sold                                                                 2,589,965              3,247,425
Units redeemed                                                            (9,722,990)            (3,232,882)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,133,025)                14,543
Units outstanding, beginning                                              15,949,667             15,935,124
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,816,642             15,949,667
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         36,074,415
Cost of units redeemed/account charges                                                          (26,888,024)
Net investment income (loss)                                                                         55,731
Net realized gain (loss)                                                                         (1,075,184)
Realized gain distributions                                                                          35,791
Net change in unrealized appreciation (depreciation)                                              1,410,747
                                                                                       --------------------
Net assets                                                                             $          9,613,476
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08             7,915   $         8,556              1.25%             14.2%
12/31/2012                        0.95            15,110            14,302              1.25%             14.3%
12/31/2011                        0.83            15,121            12,522              1.25%            -14.1%
12/31/2010                        0.96            12,712            12,259              1.25%             12.7%
12/31/2009                        0.86             9,790             8,381              1.25%             30.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              1.00%             14.5%
12/31/2012                        0.96                 0                 0              1.00%             14.6%
12/31/2011                        0.84                 0                 0              1.00%            -13.9%
12/31/2010                        0.97                 0                 0              1.00%             12.9%
12/31/2009                        0.86                 0                 0              1.00%             30.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             14.8%
12/31/2012                        0.97                 0                 0              0.75%             14.9%
12/31/2011                        0.85                 0                 0              0.75%            -13.7%
12/31/2010                        0.98                 0                 0              0.75%             13.2%
12/31/2009                        0.87                 0                 0              0.75%             30.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.14                 0   $             0              0.50%             15.1%
12/31/2012                        0.99                 0                 0              0.50%             15.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.5%
12/31/2010                        0.99                 0                 0              0.50%             13.5%
12/31/2009                        0.87                 0                 0              0.50%             31.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.25%             15.3%
12/31/2012                        1.00                 0                 0              0.25%             15.4%
12/31/2011                        0.87                 0                 0              0.25%            -13.3%
12/31/2010                        1.00               837               837              0.25%             13.8%
12/31/2009                        0.88               692               608              0.25%             31.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.17               901   $         1,058              0.00%             15.6%
12/31/2012                        1.02               840               853              0.00%             15.7%
12/31/2011                        0.88               814               714              0.00%            -13.1%
12/31/2010                        1.01               610               615              0.00%             14.1%
12/31/2009                        0.88                 0                 0              0.00%             31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               1.3%
                2011               1.4%
                2010               0.9%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TIAA CREF GROWTH & INCOME RETIREMENT CLASS - 87244W763

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,632,932   $     3,355,055           299,057
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,378)
                                                       ---------------
Net assets                                             $     3,630,554
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,630,554         2,074,721   $          1.75
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.80
Band 25                                                             --                --              1.82
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $     3,630,554         2,074,721
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        16,871
Mortality & expense charges                                                                        (22,109)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,238)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,382
Realized gain distributions                                                                        213,698
Net change in unrealized appreciation (depreciation)                                               267,021
                                                                                           ---------------
Net gain (loss)                                                                                    504,101
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       498,863
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,238)  $              2,212
Net realized gain (loss)                                                      23,382                 34,871
Realized gain distributions                                                  213,698                 56,145
Net change in unrealized appreciation (depreciation)                         267,021                  6,913
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            498,863                100,141
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,009,812              1,351,482
Cost of units redeemed                                                      (230,072)              (501,398)
Account charges                                                                 (207)                   (87)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,779,533                849,997
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,278,396                950,138
Net assets, beginning                                                      1,352,158                402,020
                                                                --------------------   --------------------
Net assets, ending                                              $          3,630,554   $          1,352,158
                                                                ====================   ====================

Units sold                                                                 1,201,200              1,067,693
Units redeemed                                                              (149,158)              (393,835)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,052,042                673,858
Units outstanding, beginning                                               1,022,679                348,821
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,074,721              1,022,679
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,777,212
Cost of units redeemed/account charges                                                             (754,054)
Net investment income (loss)                                                                         (2,870)
Net realized gain (loss)                                                                             59,294
Realized gain distributions                                                                         273,095
Net change in unrealized appreciation (depreciation)                                                277,877
                                                                                       --------------------
Net assets                                                                             $          3,630,554
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75             2,075   $         3,631              1.25%             32.4%
12/31/2012                        1.32             1,023             1,352              1.25%             14.7%
12/31/2011                        1.15               349               402              1.25%              1.5%
12/31/2010                        1.14                55                63              1.25%             11.5%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              1.00%             32.7%
12/31/2012                        1.33                 0                 0              1.00%             15.0%
12/31/2011                        1.16                 0                 0              1.00%              1.8%
12/31/2010                        1.14                 0                 0              1.00%             11.8%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.75%             33.0%
12/31/2012                        1.34                 0                 0              0.75%             15.3%
12/31/2011                        1.16                 0                 0              0.75%              2.0%
12/31/2010                        1.14                 0                 0              0.75%             12.1%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.50%             33.3%
12/31/2012                        1.35                 0                 0              0.50%             15.6%
12/31/2011                        1.17                 0                 0              0.50%              2.3%
12/31/2010                        1.14                 0                 0              0.50%             12.3%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.25%             33.7%
12/31/2012                        1.36                 0                 0              0.25%             15.9%
12/31/2011                        1.18                 0                 0              0.25%              2.5%
12/31/2010                        1.15                 0                 0              0.25%             12.6%
12/31/2009                        1.02                 0                 0              0.25%              1.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.00%             34.0%
12/31/2012                        1.37                 0                 0              0.00%             16.2%
12/31/2011                        1.18                 0                 0              0.00%              2.8%
12/31/2010                        1.15                 0                 0              0.00%             12.9%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               1.8%
                2011               0.9%
                2010               0.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           TIAA CREF SOCIAL CHOICE EQUITY RETIREMENT CLASS - 87244W755

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,290,303   $     1,096,606            80,817
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,085)
                                                       ---------------
Net assets                                             $     1,267,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,267,218           744,293   $          1.70
Band 100                                                            --                --              1.72
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.79
                                                       ---------------   ---------------
 Total                                                 $     1,267,218           744,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,794
Mortality & expense charges                                                                        (11,162)
                                                                                           ---------------
Net investment income (loss)                                                                         3,632
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,101
Realized gain distributions                                                                         11,285
Net change in unrealized appreciation (depreciation)                                               151,817
                                                                                           ---------------
Net gain (loss)                                                                                    236,203
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       239,835
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,632   $              4,529
Net realized gain (loss)                                                      73,101                 13,651
Realized gain distributions                                                   11,285                     --
Net change in unrealized appreciation (depreciation)                         151,817                 30,422
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            239,835                 48,602
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     724,065                397,856
Cost of units redeemed                                                      (348,346)              (131,390)
Account charges                                                                 (735)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                          374,984                266,455
                                                                --------------------   --------------------
Net increase (decrease)                                                      614,819                315,057
Net assets, beginning                                                        652,399                337,342
                                                                --------------------   --------------------
Net assets, ending                                              $          1,267,218   $            652,399
                                                                ====================   ====================

Units sold                                                                   466,366                318,875
Units redeemed                                                              (228,752)              (106,779)
                                                                --------------------   --------------------
Net increase (decrease)                                                      237,614                212,096
Units outstanding, beginning                                                 506,679                294,583
                                                                --------------------   --------------------
Units outstanding, ending                                                    744,293                506,679
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,471,917
Cost of units redeemed/account charges                                                             (508,916)
Net investment income (loss)                                                                         11,304
Net realized gain (loss)                                                                             87,931
Realized gain distributions                                                                          11,285
Net change in unrealized appreciation (depreciation)                                                193,697
                                                                                       --------------------
Net assets                                                                             $          1,267,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.70               744   $         1,267              1.25%             32.2%
12/31/2012                        1.29               507               652              1.25%             12.4%
12/31/2011                        1.15               295               337              1.25%             -1.5%
12/31/2010                        1.16               178               207              1.25%             14.1%
12/31/2009                        1.02                 0                 0              1.25%              1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72                 0   $             0              1.00%             32.6%
12/31/2012                        1.30                 0                 0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%             -1.2%
12/31/2010                        1.17                 0                 0              1.00%             14.4%
12/31/2009                        1.02                 0                 0              1.00%              1.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.74                 0   $             0              0.75%             32.9%
12/31/2012                        1.31                 0                 0              0.75%             13.0%
12/31/2011                        1.16                 0                 0              0.75%             -1.0%
12/31/2010                        1.17                 0                 0              0.75%             14.7%
12/31/2009                        1.02                 0                 0              0.75%              1.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.50%             33.2%
12/31/2012                        1.32                 0                 0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%             -0.8%
12/31/2010                        1.17                 0                 0              0.50%             15.0%
12/31/2009                        1.02                 0                 0              0.50%              1.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.25%             33.6%
12/31/2012                        1.33                 0                 0              0.25%             13.6%
12/31/2011                        1.17                 0                 0              0.25%             -0.5%
12/31/2010                        1.17                 0                 0              0.25%             15.3%
12/31/2009                        1.02                 0                 0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.00%             33.9%
12/31/2012                        1.34                 0                 0              0.00%             13.9%
12/31/2011                        1.17                 0                 0              0.00%             -0.3%
12/31/2010                        1.18                 0                 0              0.00%             15.5%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               2.3%
                2011               1.7%
                2010               2.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          TIAA CREF LARGE CAP GROWTH INDEX RETIREMENT CLASS - 87244W672

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,119,979   $     4,944,134           318,361
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,359)
                                                       ---------------
Net assets                                             $     6,096,620
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,096,620         3,446,698   $          1.77
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.80
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.84
Band 0                                                              --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $     6,096,620         3,446,698
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        67,585
Mortality & expense charges                                                                        (56,799)
                                                                                           ---------------
Net investment income (loss)                                                                        10,786
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,783
Realized gain distributions                                                                         18,578
Net change in unrealized appreciation (depreciation)                                             1,129,104
                                                                                           ---------------
Net gain (loss)                                                                                  1,251,465
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,262,251
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,786   $             34,897
Net realized gain (loss)                                                     103,783                 18,993
Realized gain distributions                                                   18,578                     --
Net change in unrealized appreciation (depreciation)                       1,129,104                 48,858
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,262,251                102,748
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,369,799              3,583,248
Cost of units redeemed                                                    (1,394,892)              (251,887)
Account charges                                                                 (827)                (1,561)
                                                                --------------------   --------------------
Increase (decrease)                                                          974,080              3,329,800
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,236,331              3,432,548
Net assets, beginning                                                      3,860,289                427,741
                                                                --------------------   --------------------
Net assets, ending                                              $          6,096,620   $          3,860,289
                                                                ====================   ====================

Units sold                                                                 1,477,650              2,702,947
Units redeemed                                                              (898,143)              (196,245)
                                                                --------------------   --------------------
Net increase (decrease)                                                      579,507              2,506,702
Units outstanding, beginning                                               2,867,191                360,489
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,446,698              2,867,191
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,764,156
Cost of units redeemed/account charges                                                           (2,034,419)
Net investment income (loss)                                                                         49,847
Net realized gain (loss)                                                                            122,613
Realized gain distributions                                                                          18,578
Net change in unrealized appreciation (depreciation)                                              1,175,845
                                                                                       --------------------
Net assets                                                                             $          6,096,620
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77             3,447   $         6,097              1.25%             31.4%
12/31/2012                        1.35             2,867             3,860              1.25%             13.5%
12/31/2011                        1.19               360               428              1.25%              1.0%
12/31/2010                        1.17                 0                 0              1.25%             14.8%
12/31/2009                        1.02                 0                 0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              1.00%             31.7%
12/31/2012                        1.36                 0                 0              1.00%             13.8%
12/31/2011                        1.19                 0                 0              1.00%              1.3%
12/31/2010                        1.18                 0                 0              1.00%             15.1%
12/31/2009                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.75%             32.0%
12/31/2012                        1.37                 0                 0              0.75%             14.0%
12/31/2011                        1.20                 0                 0              0.75%              1.5%
12/31/2010                        1.18                 0                 0              0.75%             15.4%
12/31/2009                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.82                 0   $             0              0.50%             32.4%
12/31/2012                        1.38                 0                 0              0.50%             14.3%
12/31/2011                        1.20                 0                 0              0.50%              1.8%
12/31/2010                        1.18                 0                 0              0.50%             15.7%
12/31/2009                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84                 0   $             0              0.25%             32.7%
12/31/2012                        1.39                 0                 0              0.25%             14.6%
12/31/2011                        1.21                 0                 0              0.25%              2.1%
12/31/2010                        1.19                 0                 0              0.25%             16.0%
12/31/2009                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.86                 0   $             0              0.00%             33.0%
12/31/2012                        1.40                 0                 0              0.00%             14.9%
12/31/2011                        1.22                 0                 0              0.00%              2.3%
12/31/2010                        1.19                 0                 0              0.00%             16.3%
12/31/2009                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.4%
                2012               2.8%
                2011               2.4%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          TIAA CREF LARGE CAP VALUE INDEX RETIREMENT CLASS - 87244W656

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,245,998   $     2,693,614           195,128
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,476)
                                                       ---------------
Net assets                                             $     3,223,522
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,223,522         1,878,279   $          1.72
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $     3,223,522         1,878,279
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        54,267
Mortality & expense charges                                                                        (31,629)
                                                                                           ---------------
Net investment income (loss)                                                                        22,638
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            74,907
Realized gain distributions                                                                         81,302
Net change in unrealized appreciation (depreciation)                                               485,007
                                                                                           ---------------
Net gain (loss)                                                                                    641,216
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       663,854
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,638   $             24,058
Net realized gain (loss)                                                      74,907                  6,448
Realized gain distributions                                                   81,302                 45,757
Net change in unrealized appreciation (depreciation)                         485,007                 66,227
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            663,854                142,490
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,060,897              1,908,917
Cost of units redeemed                                                      (543,989)              (115,750)
Account charges                                                                 (379)                  (238)
                                                                --------------------   --------------------
Increase (decrease)                                                          516,529              1,792,929
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,180,383              1,935,419
Net assets, beginning                                                      2,043,139                107,720
                                                                --------------------   --------------------
Net assets, ending                                              $          3,223,522   $          2,043,139
                                                                ====================   ====================

Units sold                                                                   677,819              1,573,667
Units redeemed                                                              (351,784)              (116,057)
                                                                --------------------   --------------------
Net increase (decrease)                                                      326,035              1,457,610
Units outstanding, beginning                                               1,552,244                 94,634
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,878,279              1,552,244
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,072,122
Cost of units redeemed/account charges                                                             (660,441)
Net investment income (loss)                                                                         48,219
Net realized gain (loss)                                                                             81,365
Realized gain distributions                                                                         129,873
Net change in unrealized appreciation (depreciation)                                                552,384
                                                                                       --------------------
Net assets                                                                             $          3,223,522
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.72             1,878   $         3,224              1.25%             30.4%
12/31/2012                        1.32             1,552             2,043              1.25%             15.6%
12/31/2011                        1.14                95               108              1.25%             -1.2%
12/31/2010                        1.15                 6                 7              1.25%             13.8%
12/31/2009                        1.01                 0                 0              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.73                 0   $             0              1.00%             30.7%
12/31/2012                        1.33                 0                 0              1.00%             15.9%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.16                 0                 0              1.00%             14.1%
12/31/2009                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.75                 0   $             0              0.75%             31.0%
12/31/2012                        1.34                 0                 0              0.75%             16.2%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.16                 0                 0              0.75%             14.3%
12/31/2009                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.77                 0   $             0              0.50%             31.4%
12/31/2012                        1.35                 0                 0              0.50%             16.5%
12/31/2011                        1.16                 0                 0              0.50%             -0.5%
12/31/2010                        1.16                 0                 0              0.50%             14.6%
12/31/2009                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.79                 0   $             0              0.25%             31.7%
12/31/2012                        1.36                 0                 0              0.25%             16.8%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             14.9%
12/31/2009                        1.01                 0                 0              0.25%              1.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.80                 0   $             0              0.00%             32.0%
12/31/2012                        1.37                 0                 0              0.00%             17.1%
12/31/2011                        1.17                 0                 0              0.00%              0.0%
12/31/2010                        1.17                 0                 0              0.00%             15.2%
12/31/2009                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               2.1%
                2012               4.1%
                2011               3.6%
                2010               1.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA CREF INTERNATIONAL EQUITY INDEX RETIREMENT CLASS - 87244W490

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,942,676   $     1,638,223            98,986
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,535)
                                                       ---------------
Net assets                                             $     1,940,141
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,940,141         1,472,370   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $     1,940,141         1,472,370
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        47,266
Mortality & expense charges                                                                        (18,782)
                                                                                           ---------------
Net investment income (loss)                                                                        28,484
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,985
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               227,448
                                                                                           ---------------
Net gain (loss)                                                                                    248,433
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       276,917
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,484   $             20,326
Net realized gain (loss)                                                      20,985                (12,111)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         227,448                 97,420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            276,917                105,635
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     706,790              1,069,304
Cost of units redeemed                                                      (213,686)              (246,688)
Account charges                                                                 (230)                   (89)
                                                                --------------------   --------------------
Increase (decrease)                                                          492,874                822,527
                                                                --------------------   --------------------
Net increase (decrease)                                                      769,791                928,162
Net assets, beginning                                                      1,170,350                242,188
                                                                --------------------   --------------------
Net assets, ending                                              $          1,940,141   $          1,170,350
                                                                ====================   ====================

Units sold                                                                   582,279              1,070,635
Units redeemed                                                              (177,138)              (262,367)
                                                                --------------------   --------------------
Net increase (decrease)                                                      405,141                808,268
Units outstanding, beginning                                               1,067,229                258,961
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,472,370              1,067,229
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,055,231
Cost of units redeemed/account charges                                                             (481,584)
Net investment income (loss)                                                                         53,855
Net realized gain (loss)                                                                              8,186
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                304,453
                                                                                       --------------------
Net assets                                                                             $          1,940,141
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32             1,472   $         1,940              1.25%             20.2%
12/31/2012                        1.10             1,067             1,170              1.25%             17.3%
12/31/2011                        0.94               259               242              1.25%            -13.4%
12/31/2010                        1.08                52                56              1.25%              6.1%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.33                 0   $             0              1.00%             20.5%
12/31/2012                        1.10                 0                 0              1.00%             17.6%
12/31/2011                        0.94                 0                 0              1.00%            -13.2%
12/31/2010                        1.08                 0                 0              1.00%              6.3%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34                 0   $             0              0.75%             20.8%
12/31/2012                        1.11                 0                 0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%            -13.0%
12/31/2010                        1.09                 0                 0              0.75%              6.6%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.36                 0   $             0              0.50%             21.1%
12/31/2012                        1.12                 0                 0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%            -12.8%
12/31/2010                        1.09                 0                 0              0.50%              6.9%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.37                 0   $             0              0.25%             21.4%
12/31/2012                        1.13                 0                 0              0.25%             18.4%
12/31/2011                        0.95                 0                 0              0.25%            -12.5%
12/31/2010                        1.09                 0                 0              0.25%              7.1%
12/31/2009                        1.02                 0                 0              0.25%              1.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.00%             21.7%
12/31/2012                        1.14                 0                 0              0.00%             18.7%
12/31/2011                        0.96                 0                 0              0.00%            -12.3%
12/31/2010                        1.09                 0                 0              0.00%              7.4%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               3.0%
                2012               4.5%
                2011               4.1%
                2010               2.9%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           TIAA CREF EMERGING MARKETS EQUITY INDEX R CLASS - 87245M244

                             STATEMENT OF NET ASSETS
                                December 31, 2013


                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,167   $         2,163               209
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         2,168
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,168             1,933   $          1.12
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $         2,168             1,933
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            13
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            12
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     4
                                                                                           ---------------
Net gain (loss)                                                                                          4
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            16
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 12   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               4                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 16                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,235                     --
Cost of units redeemed                                                        (2,082)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,152                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,168                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              2,168   $                 --
                                                                ====================   ====================

Units sold                                                                     3,809                     --
Units redeemed                                                                (1,876)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,933                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,933                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              4,235
Cost of units redeemed/account charges                                                               (2,083)
Net investment income (loss)                                                                             12
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      4
                                                                                       --------------------
Net assets                                                                             $              2,168
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 2   $             2              1.25%             12.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              1.00%             12.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.75%             12.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.50%             12.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%             12.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                TIAA CREF BOND INDEX RETIREMENT CLASS - 87245M855

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,310,997   $     1,344,419           126,942
                                                                         ===============   ===============
Receivables: investments sold                                   26,973
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,337,970
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,337,970         1,253,237   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $     1,337,970         1,253,237
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        17,727
Mortality & expense charges                                                                        (13,820)
                                                                                           ---------------
Net investment income (loss)                                                                         3,907
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (863)
Realized gain distributions                                                                            725
Net change in unrealized appreciation (depreciation)                                               (47,279)
                                                                                           ---------------
Net gain (loss)                                                                                    (47,417)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (43,510)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,907   $              3,465
Net realized gain (loss)                                                        (863)                 1,381
Realized gain distributions                                                      725                    992
Net change in unrealized appreciation (depreciation)                         (47,279)                11,991
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (43,510)                17,829
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     508,821              1,197,530
Cost of units redeemed                                                      (186,333)              (227,745)
Account charges                                                                  (49)                  (100)
                                                                --------------------   --------------------
Increase (decrease)                                                          322,439                969,685
                                                                --------------------   --------------------
Net increase (decrease)                                                      278,929                987,514
Net assets, beginning                                                      1,059,041                 71,527
                                                                --------------------   --------------------
Net assets, ending                                              $          1,337,970   $          1,059,041
                                                                ====================   ====================

Units sold                                                                   471,345              1,098,374
Units redeemed                                                              (172,478)              (210,048)
                                                                --------------------   --------------------
Net increase (decrease)                                                      298,867                888,326
Units outstanding, beginning                                                 954,370                 66,044
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,253,237                954,370
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,776,023
Cost of units redeemed/account charges                                                             (414,580)
Net investment income (loss)                                                                          7,702
Net realized gain (loss)                                                                                530
Realized gain distributions                                                                           1,717
Net change in unrealized appreciation (depreciation)                                                (33,422)
                                                                                       --------------------
Net assets                                                                             $          1,337,970
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07             1,253   $         1,338              1.25%             -3.8%
12/31/2012                        1.11               954             1,059              1.25%              2.5%
12/31/2011                        1.08                66                72              1.25%              6.0%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%             -3.5%
12/31/2012                        1.12                 0                 0              1.00%              2.7%
12/31/2011                        1.09                 0                 0              1.00%              6.3%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%             -3.3%
12/31/2012                        1.12                 0                 0              0.75%              3.0%
12/31/2011                        1.09                 0                 0              0.75%              6.6%
12/31/2010                        1.02                 0                 0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.10                 0   $             0              0.50%             -3.1%
12/31/2012                        1.13                 0                 0              0.50%              3.2%
12/31/2011                        1.10                 0                 0              0.50%              6.8%
12/31/2010                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.25%             -2.8%
12/31/2012                        1.14                 0                 0              0.25%              3.5%
12/31/2011                        1.10                 0                 0              0.25%              7.1%
12/31/2010                        1.03                 0                 0              0.25%              2.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.12                 0   $             0              0.00%             -2.6%
12/31/2012                        1.15                 0                 0              0.00%              3.8%
12/31/2011                        1.10                 0                 0              0.00%              7.4%
12/31/2010                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.5%
                2012               2.4%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2010 FUND R CLASS - 87245M202 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              0.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              0.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              0.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2015 FUND R CLASS - 87245M301 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2020 FUND R CLASS - 87245M400 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              1.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              1.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              1.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              1.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2025 FUND R CLASS - 87245M509 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              1.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2030 FUND R CLASS - 87245M608 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
TIAA CREF LIFECYCLE INDEX RETIREMENT INCOME FUND R CLASS - 87245M889 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.25%              0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              1.00%              0.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%              0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              0.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2035 FUND R CLASS - 87245M707 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2040 FUND R CLASS - 87245M806 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%              2.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2045 FUND R CLASS - 87245M863 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2050 FUND R CLASS - 87245M871 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.50%              2.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.03                 0   $             0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       TIAA CREF LIFECYCLE INDEX 2055 FUND R CLASS - 87245M152 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH A CLASS - 887432730

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       115,078   $       103,331            10,644
                                                                         ===============   ===============
Receivables: investments sold                                       92
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       115,170
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       115,170           108,499   $          1.06
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       115,170           108,499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           600
Mortality & expense charges                                                                         (1,483)
                                                                                           ---------------
Net investment income (loss)                                                                          (883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,881
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,544)
                                                                                           ---------------
Net gain (loss)                                                                                     10,337
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         9,454
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (883)  $               (674)
Net realized gain (loss)                                                      12,881                    360
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,544)                 6,622
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,454                  6,308
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,299                 54,701
Cost of units redeemed                                                       (81,526)                (2,070)
Account charges                                                                 (168)                  (189)
                                                                --------------------   --------------------
Increase (decrease)                                                          (51,395)                52,442
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,941)                58,750
Net assets, beginning                                                        157,111                 98,361
                                                                --------------------   --------------------
Net assets, ending                                              $            115,170   $            157,111
                                                                ====================   ====================

Units sold                                                                    29,820                 56,404
Units redeemed                                                               (81,132)                (2,349)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,312)                54,055
Units outstanding, beginning                                                 159,811                105,756
                                                                --------------------   --------------------
Units outstanding, ending                                                    108,499                159,811
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            211,114
Cost of units redeemed/account charges                                                             (123,725)
Net investment income (loss)                                                                         (2,280)
Net realized gain (loss)                                                                             17,948
Realized gain distributions                                                                             366
Net change in unrealized appreciation (depreciation)                                                 11,747
                                                                                       --------------------
Net assets                                                                             $            115,170
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06               108   $           115              1.25%              8.0%
12/31/2012                        0.98               160               157              1.25%              5.7%
12/31/2011                        0.93               106                98              1.25%              0.0%
12/31/2010                        0.93                89                83              1.25%             10.2%
12/31/2009                        0.84                88                74              1.25%             20.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.08                 0   $             0              1.00%              8.2%
12/31/2012                        1.00                 0                 0              1.00%              6.0%
12/31/2011                        0.94                 0                 0              1.00%              0.2%
12/31/2010                        0.94                 0                 0              1.00%             10.5%
12/31/2009                        0.85                 0                 0              1.00%             21.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.75%              8.5%
12/31/2012                        1.01                 0                 0              0.75%              6.2%
12/31/2011                        0.95                 0                 0              0.75%              0.5%
12/31/2010                        0.95                 0                 0              0.75%             10.7%
12/31/2009                        0.85                 0                 0              0.75%             21.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.11                 0   $             0              0.50%              8.8%
12/31/2012                        1.02                 0                 0              0.50%              6.5%
12/31/2011                        0.96                 0                 0              0.50%              0.7%
12/31/2010                        0.95                 0                 0              0.50%             11.0%
12/31/2009                        0.86                 0                 0              0.50%             21.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.13                 0   $             0              0.25%              9.1%
12/31/2012                        1.03                 0                 0              0.25%              6.8%
12/31/2011                        0.97                 0                 0              0.25%              1.0%
12/31/2010                        0.96                 0                 0              0.25%             11.3%
12/31/2009                        0.86                 0                 0              0.25%             21.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.15                 0   $             0              0.00%              9.3%
12/31/2012                        1.05                 0                 0              0.00%              7.0%
12/31/2011                        0.98                 0                 0              0.00%              1.2%
12/31/2010                        0.97                 0                 0              0.00%             11.6%
12/31/2009                        0.87                 0                 0              0.00%             22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.4%
                2012               0.8%
                2011               0.1%
                2010               0.9%
                2009               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                TIMOTHY PLAN STRATEGIC GROWTH A CLASS - 887432763

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       106,383   $        84,206            12,093
                                                                         ===============   ===============
Receivables: investments sold                                       36
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       106,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       106,419           105,444   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       106,419           105,444
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           110
Mortality & expense charges                                                                         (1,265)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,155)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,772
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,805
                                                                                           ---------------
Net gain (loss)                                                                                     15,577
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,422
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,155)  $               (552)
Net realized gain (loss)                                                       6,772                  1,215
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,805                  7,673
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,422                  8,336
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,079                 22,490
Cost of units redeemed                                                       (35,551)                (9,449)
Account charges                                                                 (131)                   (88)
                                                                --------------------   --------------------
Increase (decrease)                                                          (15,603)                12,953
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,181)                21,289
Net assets, beginning                                                        107,600                 86,311
                                                                --------------------   --------------------
Net assets, ending                                              $            106,419   $            107,600
                                                                ====================   ====================

Units sold                                                                    21,406                 26,633
Units redeemed                                                               (39,306)               (11,357)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,900)                15,276
Units outstanding, beginning                                                 123,344                108,068
                                                                --------------------   --------------------
Units outstanding, ending                                                    105,444                123,344
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            194,897
Cost of units redeemed/account charges                                                             (131,053)
Net investment income (loss)                                                                         (4,555)
Net realized gain (loss)                                                                             23,112
Realized gain distributions                                                                           1,841
Net change in unrealized appreciation (depreciation)                                                 22,177
                                                                                       --------------------
Net assets                                                                             $            106,419
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01               105   $           106              1.25%             15.7%
12/31/2012                        0.87               123               108              1.25%              9.2%
12/31/2011                        0.80               108                86              1.25%             -5.4%
12/31/2010                        0.84                86                73              1.25%             13.1%
12/31/2009                        0.75               123                92              1.25%             26.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              1.00%             16.0%
12/31/2012                        0.88                 0                 0              1.00%              9.5%
12/31/2011                        0.81                 0                 0              1.00%             -5.2%
12/31/2010                        0.85                 0                 0              1.00%             13.4%
12/31/2009                        0.75                 0                 0              1.00%             27.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.04                 0   $             0              0.75%             16.3%
12/31/2012                        0.90                 0                 0              0.75%              9.8%
12/31/2011                        0.82                 0                 0              0.75%             -4.9%
12/31/2010                        0.86                 0                 0              0.75%             13.7%
12/31/2009                        0.75                 0                 0              0.75%             27.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.06                 0   $             0              0.50%             16.6%
12/31/2012                        0.91                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -4.7%
12/31/2010                        0.86                 0                 0              0.50%             14.0%
12/31/2009                        0.76                 0                 0              0.50%             27.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.07                 0   $             0              0.25%             16.9%
12/31/2012                        0.92                 0                 0              0.25%             10.3%
12/31/2011                        0.83                 0                 0              0.25%             -4.4%
12/31/2010                        0.87                 0                 0              0.25%             14.3%
12/31/2009                        0.76                 0                 0              0.25%             28.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.09                 0   $             0              0.00%             17.1%
12/31/2012                        0.93                 0                 0              0.00%             10.6%
12/31/2011                        0.84                 0                 0              0.00%             -4.2%
12/31/2010                        0.88                 0                 0              0.00%             14.5%
12/31/2009                        0.77                 0                 0              0.00%             28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.1%
                2012               0.7%
                2011               0.0%
                2010               0.1%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       494,882   $       368,476            14,534
                                                                         ===============   ===============
Receivables: investments sold                                    1,900
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       496,782
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       495,543           337,730   $          1.47
Band 100                                                         1,239               841              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       496,782           338,571
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,920
Mortality & expense charges                                                                         (4,766)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,846)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,606
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                98,944
                                                                                           ---------------
Net gain (loss)                                                                                    124,550
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       122,704
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,846)  $             (2,388)
Net realized gain (loss)                                                      25,606                  2,212
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          98,944                 27,462
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            122,704                 27,286
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,258                356,696
Cost of units redeemed                                                      (111,728)               (75,270)
Account charges                                                                 (102)                   (62)
                                                                --------------------   --------------------
Increase (decrease)                                                           65,428                281,364
                                                                --------------------   --------------------
Net increase (decrease)                                                      188,132                308,650
Net assets, beginning                                                        308,650                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            496,782   $            308,650
                                                                ====================   ====================

Units sold                                                                   142,144                364,869
Units redeemed                                                               (92,023)               (76,419)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,121                288,450
Units outstanding, beginning                                                 288,450                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    338,571                288,450
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            533,954
Cost of units redeemed/account charges                                                             (187,162)
Net investment income (loss)                                                                         (4,234)
Net realized gain (loss)                                                                             27,818
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                126,406
                                                                                       --------------------
Net assets                                                                             $            496,782
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47               338   $           496              1.25%             37.1%
12/31/2012                        1.07               288               309              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 1   $             1              1.00%             37.5%
12/31/2012                        1.07                 0                 0              1.00%              7.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              0.75%             37.8%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.50%             38.2%
12/31/2012                        1.08                 0                 0              0.50%              7.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.25%             38.5%
12/31/2012                        1.08                 0                 0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.00%             38.8%
12/31/2012                        1.08                 0                 0              0.00%              8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.7%
                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TOUCHSTONE LARGE CAP GROWTH A CLASS - 89154X302

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,755   $        14,027               501
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $        15,752
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,752            12,819   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $        15,752            12,819
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            27
Mortality & expense charges                                                                           (170)
                                                                                           ---------------
Net investment income (loss)                                                                          (143)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                14
Realized gain distributions                                                                          1,311
Net change in unrealized appreciation (depreciation)                                                 2,258
                                                                                           ---------------
Net gain (loss)                                                                                      3,583
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,440
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (143)  $                 (1)
Net realized gain (loss)                                                          14                    (38)
Realized gain distributions                                                    1,311                     --
Net change in unrealized appreciation (depreciation)                           2,258                   (530)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,440                   (569)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         401                 15,784
Cost of units redeemed                                                            --                 (3,289)
Account charges                                                                  (10)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                              391                 12,490
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,831                 11,921
Net assets, beginning                                                         11,921                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             15,752   $             11,921
                                                                ====================   ====================

Units sold                                                                       379                 15,785
Units redeemed                                                                    (9)                (3,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                          370                 12,449
Units outstanding, beginning                                                  12,449                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,819                 12,449
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $       16,185
Cost of units redeemed/account charges                                                         (3,304)
Net investment income (loss)                                                                     (144)
Net realized gain (loss)                                                                          (24)
Realized gain distributions                                                                     1,311
Net change in unrealized appreciation (depreciation)                                            1,728
                                                                                       --------------
Net assets                                                                             $       15,752
                                                                                       ==============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                13   $            16              1.25%             28.3%
12/31/2012                        0.96                12                12              1.25%             -4.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.23                 0   $             0              1.00%             28.6%
12/31/2012                        0.96                 0                 0              1.00%             -4.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.75%             29.0%
12/31/2012                        0.96                 0                 0              0.75%             -4.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.24                 0   $             0              0.50%             29.3%
12/31/2012                        0.96                 0                 0              0.50%             -4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.25%             29.6%
12/31/2012                        0.96                 0                 0              0.25%             -3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.25                 0   $             0              0.00%             29.9%
12/31/2012                        0.96                 0                 0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.2%
                2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               TOUCHSTONE GROWTH OPPORTUNITIES A CLASS - 89154X708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       162,492   $       134,324             5,037
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (40)
                                                       ---------------
Net assets                                             $       162,452
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       162,452           117,328   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $       162,452           117,328
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,802)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,802)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,278
Realized gain distributions                                                                          6,567
Net change in unrealized appreciation (depreciation)                                                35,426
                                                                                           ---------------
Net gain (loss)                                                                                     47,271
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        45,469
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,802)  $               (740)
Net realized gain (loss)                                                       5,278                   (597)
Realized gain distributions                                                    6,567                  9,678
Net change in unrealized appreciation (depreciation)                          35,426                 (7,258)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             45,469                  1,083
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,650                219,375
Cost of units redeemed                                                       (45,909)               (88,189)
Account charges                                                                  (17)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                          (15,276)               131,176
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,193                132,259
Net assets, beginning                                                        132,259                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            162,452   $            132,259
                                                                ====================   ====================

Units sold                                                                    25,345                219,406
Units redeemed                                                               (38,418)               (89,005)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,073)               130,401
Units outstanding, beginning                                                 130,401                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    117,328                130,401
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            250,025
Cost of units redeemed/account charges                                                             (134,125)
Net investment income (loss)                                                                         (2,542)
Net realized gain (loss)                                                                              4,681
Realized gain distributions                                                                          16,245
Net change in unrealized appreciation (depreciation)                                                 28,168
                                                                                       --------------------
Net assets                                                                             $            162,452
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.38               117   $           162              1.25%             36.5%
12/31/2012                        1.01               130               132              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              1.00%             36.9%
12/31/2012                        1.02                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.39                 0   $             0              0.75%             37.2%
12/31/2012                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.50%             37.5%
12/31/2012                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40                 0   $             0              0.25%             37.9%
12/31/2012                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              0.00%             38.2%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.47                 0   $             0              1.25%             37.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.48                 0   $             0              1.00%             37.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.75%             38.2%
12/31/2012                        1.08                 0                 0              0.75%              7.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49                 0   $             0              0.50%             38.5%
12/31/2012                        1.08                 0                 0              0.50%              7.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.50                 0   $             0              0.25%             38.9%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.51                 0   $             0              0.00%             39.2%
12/31/2012                        1.08                 0                 0              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TOUCHSTONE FLEXIBLE INCOME A CLASS - 89154Q620

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       224,007   $       234,616            21,704
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (18)
                                                       ---------------
Net assets                                             $       223,989
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       223,989           224,067   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       223,989           224,067
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        10,808
Mortality & expense charges                                                                         (2,871)
                                                                                           ---------------
Net investment income (loss)                                                                         7,937
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (662)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (8,733)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,395)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,458)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,937   $              3,355
Net realized gain (loss)                                                        (662)                     7
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (8,733)                (1,876)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,458)                 1,486
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,893                269,787
Cost of units redeemed                                                       (18,725)               (38,882)
Account charges                                                                  (87)                   (25)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,919)               230,880
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,377)               232,366
Net assets, beginning                                                        232,366                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            223,989   $            232,366
                                                                ====================   ====================

Units sold                                                                    12,262                269,777
Units redeemed                                                               (19,265)               (38,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,003)               231,070
Units outstanding, beginning                                                 231,070                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    224,067                231,070
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            281,680
Cost of units redeemed/account charges                                                              (57,719)
Net investment income (loss)                                                                         11,292
Net realized gain (loss)                                                                               (655)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (10,609)
                                                                                       --------------------
Net assets                                                                             $            223,989
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00               224   $           224              1.25%             -0.6%
12/31/2012                        1.01               231               232              1.25%              0.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.00                 0   $             0              1.00%             -0.3%
12/31/2012                        1.01                 0                 0              1.00%              0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.75%             -0.1%
12/31/2012                        1.01                 0                 0              0.75%              0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.50%              0.2%
12/31/2012                        1.01                 0                 0              0.50%              0.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01                 0   $             0              0.25%              0.4%
12/31/2012                        1.01                 0                 0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.02                 0   $             0              0.00%              0.7%
12/31/2012                        1.01                 0                 0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               4.7%
                2012               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      TOUCHSTONE VALUE A CLASS - 89154X468

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       462,558   $       380,622            51,187
                                                                         ===============   ===============
Receivables: investments sold                                      174
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       462,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       462,732           356,371   $          1.30
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $       462,732           356,371
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,018
Mortality & expense charges                                                                         (4,936)
                                                                                           ---------------
Net investment income (loss)                                                                         2,082
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,374
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                90,612
                                                                                           ---------------
Net gain (loss)                                                                                     95,986
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        98,068
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,082   $                760
Net realized gain (loss)                                                       5,374                    (21)
Realized gain distributions                                                       --                  9,125
Net change in unrealized appreciation (depreciation)                          90,612                 (8,676)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             98,068                  1,188
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     117,503                296,007
Cost of units redeemed                                                       (45,311)                (4,657)
Account charges                                                                  (42)                   (24)
                                                                --------------------   --------------------
Increase (decrease)                                                           72,150                291,326
                                                                --------------------   --------------------
Net increase (decrease)                                                      170,218                292,514
Net assets, beginning                                                        292,514                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            462,732   $            292,514
                                                                ====================   ====================

Units sold                                                                   104,405                295,958
Units redeemed                                                               (39,336)                (4,656)
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,069                291,302
Units outstanding, beginning                                                 291,302                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    356,371                291,302
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            413,510
Cost of units redeemed/account charges                                                              (50,034)
Net investment income (loss)                                                                          2,842
Net realized gain (loss)                                                                              5,353
Realized gain distributions                                                                           9,125
Net change in unrealized appreciation (depreciation)                                                 81,936
                                                                                       --------------------
Net assets                                                                             $            462,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30               356   $           463              1.25%             29.3%
12/31/2012                        1.00               291               293              1.25%              0.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.30                 0   $             0              1.00%             29.6%
12/31/2012                        1.00                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.75%             30.0%
12/31/2012                        1.01                 0                 0              0.75%              0.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.31                 0   $             0              0.50%             30.3%
12/31/2012                        1.01                 0                 0              0.50%              0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.25%             30.6%
12/31/2012                        1.01                 0                 0              0.25%              0.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.32                 0   $             0              0.00%             30.9%
12/31/2012                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               1.9%
                2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           VANGUARD SHORTTERM FEDERAL FUND INVESTOR CLASS - 922031604

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,660,765   $     2,694,066           249,692
                                                                         ===============   ===============
Receivables: investments sold                                   10,939
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,671,704
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,671,704         1,455,147   $          1.84
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.93
Band 50                                                             --                --              1.98
Band 25                                                             --                --              2.03
Band 0                                                              --                --              2.32
                                                       ---------------   ---------------
 Total                                                 $     2,671,704         1,455,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,416
Mortality & expense charges                                                                        (34,172)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,756)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,560)
Realized gain distributions                                                                          1,521
Net change in unrealized appreciation (depreciation)                                               (11,300)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,339)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (44,095)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,756)  $            (19,702)
Net realized gain (loss)                                                     (14,560)                   554
Realized gain distributions                                                    1,521                 41,649
Net change in unrealized appreciation (depreciation)                         (11,300)               (17,051)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (44,095)                 5,450
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,129,099              2,228,587
Cost of units redeemed                                                    (1,885,228)            (1,827,551)
Account charges                                                                 (708)                  (256)
                                                                --------------------   --------------------
Increase (decrease)                                                         (756,837)               400,780
                                                                --------------------   --------------------
Net increase (decrease)                                                     (800,932)               406,230
Net assets, beginning                                                      3,472,636              3,066,406
                                                                --------------------   --------------------
Net assets, ending                                              $          2,671,704   $          3,472,636
                                                                ====================   ====================

Units sold                                                                   609,163              1,318,222
Units redeemed                                                            (1,015,451)            (1,103,262)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (406,288)               214,960
Units outstanding, beginning                                               1,861,435              1,646,475
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,455,147              1,861,435
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,449,459
Cost of units redeemed/account charges                                                           (7,027,634)
Net investment income (loss)                                                                        112,420
Net realized gain (loss)                                                                             39,153
Realized gain distributions                                                                         131,607
Net change in unrealized appreciation (depreciation)                                                (33,301)
                                                                                       --------------------
Net assets                                                                             $          2,671,704
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.84             1,455   $         2,672              1.25%             -1.6%
12/31/2012                        1.87             1,861             3,473              1.25%              0.2%
12/31/2011                        1.86             1,646             3,066              1.25%              1.5%
12/31/2010                        1.84             1,118             2,052              1.25%              1.9%
12/31/2009                        1.80               979             1,762              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.88                 0   $             0              1.00%             -1.3%
12/31/2012                        1.91                 0                 0              1.00%              0.4%
12/31/2011                        1.90                 0                 0              1.00%              1.7%
12/31/2010                        1.87                 0                 0              1.00%              2.2%
12/31/2009                        1.83                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.93                 0   $             0              0.75%             -1.1%
12/31/2012                        1.95                 0                 0              0.75%              0.7%
12/31/2011                        1.94                 0                 0              0.75%              2.0%
12/31/2010                        1.90                 0                 0              0.75%              2.5%
12/31/2009                        1.86                 0                 0              0.75%              2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.98                 0   $             0              0.50%             -0.8%
12/31/2012                        2.00                 0                 0              0.50%              0.9%
12/31/2011                        1.98                 0                 0              0.50%              2.2%
12/31/2010                        1.94                 0                 0              0.50%              2.7%
12/31/2009                        1.89                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.03                 0   $             0              0.25%             -0.6%
12/31/2012                        2.05                 0                 0              0.25%              1.2%
12/31/2011                        2.02                 0                 0              0.25%              2.5%
12/31/2010                        1.97                 0                 0              0.25%              3.0%
12/31/2009                        1.92                 0                 0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.32                 0   $             0              0.00%             -0.3%
12/31/2012                        2.33                 0                 0              0.00%              1.4%
12/31/2011                        2.30                 0                 0              0.00%              2.8%
12/31/2010                        2.23                 0                 0              0.00%              3.2%
12/31/2009                        2.16                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.5%
                2011               1.0%
                2010               1.6%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    41,790,006   $    31,279,882         1,555,307
                                                                         ===============   ===============
Receivables: investments sold                                   47,756
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    41,837,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    41,837,762        21,045,628   $          1.99
Band 100                                                            --                --              2.01
Band 75                                                             --                --              2.02
Band 50                                                             --                --              2.04
Band 25                                                             --                --              2.06
Band 0                                                              --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $    41,837,762        21,045,628
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       192,515
Mortality & expense charges                                                                       (390,538)
                                                                                           ---------------
Net investment income (loss)                                                                      (198,023)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           557,343
Realized gain distributions                                                                      2,126,097
Net change in unrealized appreciation (depreciation)                                             9,168,365
                                                                                           ---------------
Net gain (loss)                                                                                 11,851,805
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    11,653,782
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (198,023)  $           (228,778)
Net realized gain (loss)                                                     557,343                 48,268
Realized gain distributions                                                2,126,097                428,865
Net change in unrealized appreciation (depreciation)                       9,168,365              2,449,319
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         11,653,782              2,697,674
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,121,853              6,592,854
Cost of units redeemed                                                    (8,413,538)            (4,685,955)
Account charges                                                              (10,991)                (3,717)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,697,324              1,903,182
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,351,106              4,600,856
Net assets, beginning                                                     24,486,656             19,885,800
                                                                --------------------   --------------------
Net assets, ending                                              $         41,837,762   $         24,486,656
                                                                ====================   ====================

Units sold                                                                 8,939,707              5,167,197
Units redeemed                                                            (5,720,798)            (3,732,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,218,909              1,435,157
Units outstanding, beginning                                              17,826,719             16,391,562
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,045,628             17,826,719
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         46,503,986
Cost of units redeemed/account charges                                                          (17,560,511)
Net investment income (loss)                                                                       (608,443)
Net realized gain (loss)                                                                            437,644
Realized gain distributions                                                                       2,554,962
Net change in unrealized appreciation (depreciation)                                             10,510,124
                                                                                       --------------------
Net assets                                                                             $         41,837,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.99            21,046   $        41,838              1.25%             44.7%
12/31/2012                        1.37            17,827            24,487              1.25%             13.2%
12/31/2011                        1.21            16,392            19,886              1.25%              0.1%
12/31/2010                        1.21                16                19              1.25%             21.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.01                 0   $             0              1.00%             45.1%
12/31/2012                        1.38                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%              0.4%
12/31/2010                        1.21                 0                 0              1.00%             21.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.02                 0   $             0              0.75%             45.5%
12/31/2012                        1.39                 0                 0              0.75%             13.8%
12/31/2011                        1.22                 0                 0              0.75%              0.6%
12/31/2010                        1.22                 0                 0              0.75%             21.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.04                 0   $             0              0.50%             45.8%
12/31/2012                        1.40                 0                 0              0.50%             14.1%
12/31/2011                        1.23                 0                 0              0.50%              0.9%
12/31/2010                        1.22                 0                 0              0.50%             21.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.06                 0   $             0              0.25%             46.2%
12/31/2012                        1.41                 0                 0              0.25%             14.4%
12/31/2011                        1.23                 0                 0              0.25%              1.1%
12/31/2010                        1.22                 0                 0              0.25%             21.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          2.08                 0   $             0              0.00%             46.5%
12/31/2012                        1.42                 0                 0              0.00%             14.7%
12/31/2011                        1.24                 0                 0              0.00%              1.4%
12/31/2010                        1.22                 0                 0              0.00%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.6%
                2012               0.2%
                2011               0.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  VICTORY ESTABLISHED VALUE R CLASS - 926464371

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       820,733   $       730,010            24,044
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (329)
                                                       ---------------
Net assets                                             $       820,404
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       671,674           477,314   $          1.41
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                         148,730           103,596              1.44
                                                       ---------------   ---------------
 Total                                                 $       820,404           580,910
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,509
Mortality & expense charges                                                                         (6,086)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,577)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,020
Realized gain distributions                                                                         52,031
Net change in unrealized appreciation (depreciation)                                                94,354
                                                                                           ---------------
Net gain (loss)                                                                                    160,405
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       156,828
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,577)  $                463
Net realized gain (loss)                                                      14,020                   (377)
Realized gain distributions                                                   52,031                  3,938
Net change in unrealized appreciation (depreciation)                          94,354                 (3,631)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            156,828                    393
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     623,916                266,611
Cost of units redeemed                                                      (107,140)              (119,994)
Account charges                                                                 (174)                   (36)
                                                                --------------------   --------------------
Increase (decrease)                                                          516,602                146,581
                                                                --------------------   --------------------
Net increase (decrease)                                                      673,430                146,974
Net assets, beginning                                                        146,974                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            820,404   $            146,974
                                                                ====================   ====================

Units sold                                                                   756,392                261,278
Units redeemed                                                              (313,871)              (122,889)
                                                                --------------------   --------------------
Net increase (decrease)                                                      442,521                138,389
Units outstanding, beginning                                                 138,389                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    580,910                138,389
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            890,527
Cost of units redeemed/account charges                                                             (227,344)
Net investment income (loss)                                                                         (3,114)
Net realized gain (loss)                                                                             13,643
Realized gain distributions                                                                          55,969
Net change in unrealized appreciation (depreciation)                                                 90,723
                                                                                       --------------------
Net assets                                                                             $            820,404
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41               477   $           672              1.25%             32.5%
12/31/2012                        1.06               138               147              1.25%              6.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.00%             32.8%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             33.2%
12/31/2012                        1.07                 0                 0              0.75%              6.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.50%             33.5%
12/31/2012                        1.07                 0                 0              0.50%              6.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             33.8%
12/31/2012                        1.07                 0                 0              0.25%              6.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44               104   $           149              0.00%             34.2%
12/31/2012                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.5%
                2012               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              VICTORY SMALL COMPANY OPPORTUNITY R CLASS - 926464389

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       106,557   $        94,995             2,757
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (149)
                                                       ---------------
Net assets                                             $       106,408
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       106,408            74,754   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $       106,408            74,754
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (715)
                                                                                           ---------------
Net investment income (loss)                                                                          (715)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               111
Realized gain distributions                                                                          6,944
Net change in unrealized appreciation (depreciation)                                                11,562
                                                                                           ---------------
Net gain (loss)                                                                                     18,617
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,902
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (715)  $                 --
Net realized gain (loss)                                                         111                     --
Realized gain distributions                                                    6,944                     --
Net change in unrealized appreciation (depreciation)                          11,562                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,902                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      89,288                     --
Cost of units redeemed                                                          (676)                    --
Account charges                                                                 (106)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           88,506                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      106,408                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            106,408   $                 --
                                                                ====================   ====================

Units sold                                                                   137,264                     --
Units redeemed                                                               (62,510)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       74,754                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,754                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             89,288
Cost of units redeemed/account charges                                                                 (782)
Net investment income (loss)                                                                           (715)
Net realized gain (loss)                                                                                111
Realized gain distributions                                                                           6,944
Net change in unrealized appreciation (depreciation)                                                 11,562
                                                                                       --------------------
Net assets                                                                             $            106,408
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                75   $           106              1.25%             30.9%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             31.3%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.75%             31.6%
12/31/2012                        1.09                 0                 0              0.75%              9.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.50%             31.9%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             32.3%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.00%             32.6%
12/31/2012                        1.10                 0                 0              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  VICTORY ESTABLISHED VALUE A CLASS - 926464231

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            79   $            82                 2
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $            78
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            78                55   $          1.41
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $            78                55
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                              5
Net change in unrealized appreciation (depreciation)                                                    (3)
                                                                                           ---------------
Net gain (loss)                                                                                          2
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                        5                     --
Net change in unrealized appreciation (depreciation)                              (3)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          76                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               76                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           78                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 78   $                 --
                                                                ====================   ====================

Units sold                                                                        55                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           55                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         55                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $                 76
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               5
Net change in unrealized appreciation (depreciation)                                                     (3)
                                                                                       --------------------
Net assets                                                                             $                 78
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.41                 0   $             0              1.25%             32.8%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              1.00%             33.1%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.42                 0   $             0              0.75%             33.4%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.50%             33.8%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              0.25%             34.1%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.00%             34.4%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              VICTORY SMALL COMPANY OPPORTUNITY A CLASS - 926464835

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF        MUTUAL FUND
                                                          AT VALUE          INVESTMENTS        SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       152,917   $       146,602             3,712
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,585)
                                                       ---------------
Net assets                                             $       149,332
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       149,332           104,535   $          1.43
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $       149,332           104,535
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            34
Mortality & expense charges                                                                           (591)
                                                                                           ---------------
Net investment income (loss)                                                                          (557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               245
Realized gain distributions                                                                          9,585
Net change in unrealized appreciation (depreciation)                                                 6,315
                                                                                           ---------------
Net gain (loss)                                                                                     16,145
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,588
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (557)  $                 --
Net realized gain (loss)                                                         245                     --
Realized gain distributions                                                    9,585                     --
Net change in unrealized appreciation (depreciation)                           6,315                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,588                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     142,879                     --
Cost of units redeemed                                                        (9,123)                    --
Account charges                                                                  (12)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          133,744                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      149,332                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            149,332   $                 --
                                                                ====================   ====================

Units sold                                                                   111,179                     --
Units redeemed                                                                (6,644)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      104,535                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    104,535                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            142,879
Cost of units redeemed/account charges                                                               (9,135)
Net investment income (loss)                                                                           (557)
Net realized gain (loss)                                                                                245
Realized gain distributions                                                                           9,585
Net change in unrealized appreciation (depreciation)                                                  6,315
                                                                                       --------------------
Net assets                                                                             $            149,332
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43               105   $           149              1.25%             31.3%
12/31/2012                        1.09                 0                 0              1.25%              8.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.43                 0   $             0              1.00%             31.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.44                 0   $             0              0.75%             31.9%
12/31/2012                        1.09                 0                 0              0.75%              9.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.50%             32.2%
12/31/2012                        1.09                 0                 0              0.50%              9.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.45                 0   $             0              0.25%             32.6%
12/31/2012                        1.09                 0                 0              0.25%              9.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.46                 0   $             0              0.00%             32.9%
12/31/2012                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

FUND FAMILY
Alger
AllianceBernstein
Allianz
American Century
American Funds
Ariel
BlackRock
BMO
Calvert
Columbia
CRM
DFA
DWS
Fidelity
Franklin Templeton
Goldman Sachs
Henssler
Invesco
Ivy
Janus
Legg Mason
Lord Abbett
Managers
Manning & Napier
MFS
Neuberger Berman
Northern
Nuveen
Oakmark
OneAmerica
Oppenheimer
Parnassus
Pax World
Payden
Pimco
Pioneer
Prudential
Ridgeworth
Russell
State Street
Steward
T. Rowe Price
Thornburg
TIAA-CREF
Timothy
Touchstone
Vanguard
Victory

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2013. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2013.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an

                          AUL AMERICAN UNIT TRUST
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 1 does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2013, the subaccounts listed below did not have any investing or other transactions. For these subaccounts, the Statement of Changes in Net Assets for the year ending December 31, 2013, and the financial highlights for years prior to 2013, if any, have not been audited.

        SUBACCOUNT
        American Century International Discovery Investor Class - 025086505 Managers Cadence Mid-Cap Fund Service Class - 561717471

For the year ended December 31, 2012, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Changes in Net Assets for the year ended December 31, 2012, and the financial highlights for years prior to 2013, if any, have not been audited.

        SUBACCOUNT
        AllianceBernstein High Income Advisor Class - 01859M408
        AllianceBernstein High Income R Class - 01859M705
        American Century Disciplined Growth A Class - 02507M642
        American Century Heritage Investor Class - 025083791
        American Century Value A Class - 025076803
        American Century Value Investor Class - 025076506
        BlackRock GNMA Portfolio Service Class - 091929711
        Columbia Seligman Communication & Information R4 Class - 19766H361 Columbia Acorn International R4 Class - 197199466
        Franklin Mutual Global Discovery R Class - 354026601
        Franklin Income R Class - 353496722
        Franklin Income Advisor Class - 353496847
        Franklin Mutual Global Discovery Z Class - 628380404
        Franklin Growth A Class - 353496508
        Goldman Sachs Growth Opportunities Service Class - 38142Y500 Goldman Sachs Growth Opportunities IR Class - 38144N346
        Invesco Comstock Fund A Class - 00143M711
        Invesco Comstock Fund R Class - 00143M679
        Invesco American Franchise A Class - 00142J578

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        SUBACCOUNT
        Invesco Mid Cap Growth Fund A Class - 00143M596
        Ivy Balanced Y Class - 465898583
        Ivy High Income R Class - 465899490
        Ivy Balanced R Class - 465899375
        Clear Bridge Aggressive Growth FI Class - 52468C604
        Clear Bridge Appreciation R Class - 52468E501
        Clear Bridge Appreciation FI Class - 52468E600
        Legg Mason Global Opportunities Bond R Class - 524686367
        Legg Mason Global Opportunities Bond FI Class - 524686326
        Western Asset Core Plus Bond R Class - 957663446
        Clear Bridge Aggressive Growth R Class - 52468C505
        Lord Abbett Fundamental Equity A Class - 543915862
        Lord Abbett Calibrated Dividend Growth A Class - 543913859
        Lord Abbett Value Opportunities P Class - 54400A407
        Lord Abbett Calibrated Dividend Growth R3 Class - 543913776
        MFS International Value Fund R2 Class - 552746661
        MFS International Value Fund R3 Class - 552746653
        MFS Emerging Markets Debt R3 Class - 552743601
        Northern Small Cap Value A Class - 665162400
        Oppenheimer Developing Markets Fund Y Class - 683974505 Oppenheimer Global Strategic Income Fund Y Class - 68380K508 Oppenheimer International Small Company Fund A Class - 68380U100 Oppenheimer International Small Company Fund Y Class - 68380U506 Oppenheimer International Growth Fund Y Class - 68380L407 Oppenheimer Small and Mid Cap Value Fund A Class - 68380E700 Oppenheimer Global Fund A Class - 683924104
        Oppenheimer Main Street Small and Mid Cap Fund Y Class - 68381F409 Oppenheimer International Bond Fund Y Class - 68380T509 Oppenheimer Global Fund Y Class - 683924401
        Oppenheimer Value Fund Y Class - 68380J816
        Oppenheimer Gold & Special Minerals Fund Y Class - 683910509 Oppenheimer Small and Mid Cap Value Fund Y Class - 68380E783 Oppenheimer Main Street Select Fund A Class - 68380D876 Oppenheimer Main Street Select Fund Y Class - 68380D843
        AllianzGI Retirement 2025 A Class - 01880B868
        AllianzGI Retirement 2015 Admin Class - 01900A577
        AllianzGI Retirement 2020 Admin Class - 01900A494
        AllianzGI Retirement 2030 Admin Class - 01900A429
        AllianzGI Retirement 2040 Admin Class - 01900A346
        AllianzGI Retirement 2050 Admin Class - 01900A262
        Pimco Commodity Real Return Strategy Admin Class - 722005659

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        SUBACCOUNT
        AllianzGI Retirement Income Admin Class - 01900A189 AllianzGI Retirement 2025 Admin Class - 01880B827
        AllianzGI Retirement 2035 Admin Class - 01880B769
        AllianzGI Retirement 2045 Admin Class - 01880B710
        Pimco Income Admin Class - 72201F482
        AllianzGI Retirement 2055 Admin Class - 01880B652
        Pimco All Asset R Class - 72201F789
        Pimco Income R Class - 72201F441
        AllianzGI Retirement 2050 A Class - 01900A338
        Pioneer Bond Fund A Class - 723622106
        Pioneer Mid Cap Value Fund A Class - 72375Q108
        Pioneer High Yield Fund A Class - 72369B109
        Pioneer Bond Fund Y Class - 723622403
        Pioneer Equity Income Fund Y Class - 72366V405
        Pioneer Oak Ridge Small Cap Growth Y Class - 72387T785 Russell Commodity Strategies Fund S Class - 782494363 Russell U.S. Small Cap Equity Fund S Class - 782494520
        TIAA CREF Emerging Markets Equity Index R Class - 87245M244 Victory Small Company Opportunity R Class - 926464389 Victory Established Value A Class - 926464231
        Victory Small Company Opportunity A Class - 926464835

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at the year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B ("Fund B") and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan ("Plan") of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Footnote 2 for further information.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the Statement of Net Assets, the accumulation unit values and units outstanding have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Variable Account's subaccount investments carried at fair value:

          VALUATION INPUTS                                  INVESTMENTS
          ---------------------------------------------   ---------------
          Level 1 - Quoted Prices                         $ 3,594,858,598
          Level 2 - Other Significant Observable Inputs   $             0
          Level 3 - Significant Unobservable Inputs       $             0
          TOTAL                                           $ 3,594,858,598

The investments in each subaccount are classified as Level 1.

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the year ended December 31, 2013, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level
3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

          Value                        0.50%
          Money Market                 0.40%
          Socially Responsive          0.70%
          Investment Grade Bond        0.50%
          Asset Director               0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

The Fund's Advisor Class shares pay a 12b-1 fee to OAM equal to 0.30% of average daily net assets.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2010-2013) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2.  ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2013 and 2012 were $1,987,505 and $1,515,875, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence.

The withdrawal charge for a recurring contribution contract is as follows:

          ACCOUNT YEAR                          WITHDRAWAL CHARGE
          -----------------------------------   -----------------
          1-5                                                 8.0%
          6-10                                                4.0%
          11 or more                                          0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% decreasing to 0%, depending on the account year. The charges incurred during the years ended December 31, 2013 and 2012 were $28,266 and $44,894, respectively.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  ACCOUNT CHARGES (CONTINUED)

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

                                     ANNUAL MORTALITY AND
               BAND                    EXPENSE CHARGE
               ------------------   ----------------------
               Band 125                               1.25%
               Band 100                               1.00%
               Band 75                                0.75%
               Band 50                                0.50%
               Band 25                                0.25%
               Band 0                                 0.00%
               Band S                                 0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2013 and 2012 were $36,485,200 and $30,326,233, respectively.

3.  INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2013, by each subaccount, are shown below:

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Alger Balanced Portfolio                             I-2               $       313,242   $       572,287
Alger Capital Appreciation                           I-2                    12,546,226         9,216,731
Alger Small Cap Growth Institutional Fund            I                       1,335,783         1,901,836
Alger Capital Appreciation Institutional             I                       2,697,356         4,062,833
Alger Small Cap Growth Institutional Fund            R                         432,846           758,649
Alger Capital Appreciation Institutional             R                       3,549,812         3,627,204
Alger Large Cap Growth                               I-2                     6,982,355        18,265,431
AllianceBernstein 2010 Retirement Strategy           R                           8,486             9,060
AllianceBernstein 2015 Retirement Strategy           R                         146,016           246,762
AllianceBernstein 2020 Retirement Strategy           R                         213,547           305,968
AllianceBernstein 2025 Retirement Strategy           R                         380,970           686,153
AllianceBernstein 2030 Retirement Strategy           R                          60,811            64,485
AllianceBernstein 2035 Retirement Strategy           R                          61,449            72,262
AllianceBernstein 2040 Retirement Strategy           R                         258,682           530,419
AllianceBernstein 2045 Retirement Strategy           R                          62,059           105,399
AllianceBernstein 2050 Retirement Strategy           R                          38,560            46,054

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
AllianceBernstein 2055 Retirement Strategy           R                 $        17,230   $        31,046
AllianceBernstein High Income                        Advisor                 4,276,791         2,109,004
AllianceBernstein Core Opportunities Fund            R                         746,618           356,330
AllianceBernstein International Growth Fund          R                          78,154           110,079
AllianceBernstein Small Cap Growth Fund              R                       3,623,079         3,285,726
AllianceBernstein Discovery Growth Fund              R                       2,185,186         1,136,813
AllianceBernstein Value Fund                         R                         145,406           141,027
AllianceBernstein Discovery Value Fund               R                         547,474           770,799
AllianceBernstein Global Value                       R                          19,640             8,652
AllianceBernstein International Value                R                         125,138           114,445
AllianceBernstein High Income                        R                           2,690             1,337
AllianceBernstein 2010 Retirement Strategy           Advisor                       162                 3
AllianceBernstein 2015 Retirement Strategy           Advisor                       162                 4
AllianceBernstein 2020 Retirement Strategy           Advisor                     6,079               263
AllianceBernstein 2025 Retirement Strategy           Advisor                    17,938               864
AllianceBernstein 2030 Retirement Strategy           Advisor                     2,064               202
AllianceBernstein 2035 Retirement Strategy           Advisor                       162                11
AllianceBernstein 2040 Retirement Strategy           Advisor                     4,816               414
AllianceBernstein 2045 Retirement Strategy           Advisor                     2,072                44
AllianceBernstein 2050 Retirement Strategy           Advisor                     2,814             1,816
AllianceBernstein 2055 Retirement Strategy           Advisor                        81                 2
American Century One Choice 2055 Portfolio           Investor                1,250,179           647,518
American Century One Choice 2055 Portfolio           A                       1,337,157           446,939
American Century Small Cap Growth                    A                         368,193           301,437
American Century One Choice 2040 Portfolio           A                      16,997,587         9,963,023
American Century One Choice 2020 Portfolio           A                      25,409,159        14,165,533
American Century One Choice 2030 Portfolio           A                      19,037,548        10,440,487
American Century One Choice 2050 Portfolio           A                       6,311,032         3,627,302
American Century Disciplined Growth                  A                         859,461           481,744
American Century Mid Cap Value                       A                       6,014,724         3,497,619
American Century One Choice In Retirement Portfolio  A                       3,986,189         2,363,181
American Century One Choice 2045 Portfolio           A                      12,062,367         6,850,844
American Century One Choice 2035 Portfolio           A                      20,248,195        11,686,787
American Century One Choice 2040 Portfolio           Investor               24,105,367        12,031,885
American Century One Choice 2025 Portfolio           A                      18,673,649        10,474,742
American Century One Choice 2050 Portfolio           Investor               11,487,384         5,761,375
American Century One Choice 2015 Portfolio           A                      18,125,422        11,921,262
American Century One Choice 2030 Portfolio           Investor               29,853,023        15,291,615

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
American Century One Choice 2020 Portfolio           Investor          $    48,156,943   $    24,494,808
American Century Disciplined Growth                  Investor                2,804,368         1,516,521
American Century One Choice In Retirement Portfolio  Investor                7,016,020         4,192,536
American Century VP Capital Appreciation             I                       2,346,811         3,738,464
American Century One Choice 2045 Portfolio           Investor                8,788,294         4,246,045
American Century One Choice 2035 Portfolio           Investor               15,479,485         7,773,025
American Century One Choice 2015 Portfolio           Investor               18,949,054        11,876,214
American Century One Choice 2025 Portfolio           Investor               16,721,377         7,992,086
American Century Mid Cap Value                       Investor                5,236,547         2,592,328
American Century Large Company Value                 A                         437,462           207,869
American Century Inflation Adjusted Bond             A                       8,832,263        14,819,997
American Century Small Cap Value                     A                         646,542           420,328
American Century Small Cap Value                     Investor                3,087,118         2,535,931
American Century Small Company                       A                       1,847,345         1,094,921
American Century Emerging Markets                    A                           3,678            19,821
American Century Emerging Markets                    Investor                    4,428               274
American Century Real Estate                         A                       3,064,510         2,742,705
American Century Real Estate                         Investor                4,002,129         4,048,745
American Century International Bond                  A                             247                13
American Century International Bond                  Investor                   47,643             4,562
American Century Strategic Allocation Conservative   A                       3,636,381         2,571,653
American Century Strategic Allocation Conservative   Investor                4,770,495         3,835,689
American Century Strategic Allocation Moderate       A                      16,653,743        13,632,853
American Century Strategic Allocation Moderate       Investor               19,167,893        21,130,598
American Century Strategic Allocation Aggressive     A                       6,414,002         4,003,462
American Century Strategic Allocation Aggressive     Investor                8,237,516        10,336,048
American Century Equity Growth                       A                       3,930,321         2,847,477
American Century Income & Growth                     Investor                   26,520            11,677
American Century Ginnie Mae                          A                      11,748,403         5,006,433
American Century Heritage                            A                       5,729,697         8,910,994
American Century Heritage                            Investor                2,483,975            32,499
American Century International Discovery             A                          39,454            80,514
American Century Equity Income                       A                       4,078,886         5,022,805
American Century Equity Income                       Investor                2,497,101         2,094,582
American Century Value                               A                          71,656            35,663
American Century Value                               Investor                      103                --
American Century Select                              A                          59,510           136,916
American Century Select                              Investor                   25,630            16,426
American Century International Growth                A                         223,293           164,813
American Century International Growth                Investor                  261,043           342,343
American Century Growth                              A                       1,353,131         2,005,338
American Century Diversified Bond                    A                         126,952            51,730
American Century Ultra                               A                         136,091           126,515
American Century Ultra                               Investor                1,234,829           651,772

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
American Funds AMCAP Fund                            R4                $       982,962   $     1,077,086
American Funds The Growth Fund of America            R4                      5,077,705         6,533,022
American Funds Washington Mutual Investors Fund      R3                      1,486,540           721,345
American Funds New Perspective                       R4                      6,434,915         3,569,994
American Funds AMCAP Fund                            R3                      1,030,871           498,096
American Funds Fundamental Investors                 R4                      8,945,615        12,009,215
American Funds The Growth Fund of America            R3                      8,530,191         8,931,050
American Funds American Balanced Fund                R4                     33,735,429        19,400,397
American Funds New Perspective                       R3                      3,284,840         1,629,610
American Funds EuroPacific Growth Fund               R4                     31,073,702        19,737,620
American Funds Fundamental Investors                 R3                      5,954,516         6,364,330
American Funds American High Income Trust            R4                      1,897,348         2,921,785
American Funds American Balanced Fund                R3                      6,123,427         3,798,512
American Funds Intermediate Bond Fund of America     R4                        746,744           575,767
American Funds EuroPacific Growth Fund               R3                     11,132,945         8,259,291
American Funds Capital World Growth and Income       R4                     10,750,514        19,359,897
American Funds American High Income Trust            R3                      1,809,654         2,332,384
American Funds Small Cap World                       R4                      1,094,469           464,354
American Funds Intermediate Bond Fund of America     R3                        281,714           204,683
American Funds New World                             R4                      3,318,189           215,886
American Funds Capital World Growth and Income       R3                      6,067,846         6,305,527
American Funds Small Cap World                       R3                        705,564           561,068
American Funds New World                             R3                        257,681            99,461
American Funds Washington Mutual Investors Fund      R4                      3,788,060         1,917,862
Ariel Appreciation Fund                              Investor                1,486,927           776,333
Ariel Fund                                           Investor                  505,590           830,483
BlackRock Global Allocation                          Institutional             877,910           472,046
BlackRock Global Allocation                          R                       1,710,690         1,144,735
BlackRock Small Cap Growth Equity                    Institutional           1,188,729         1,951,780
BlackRock GNMA Portfolio                             Service                   266,142           106,695
BlackRock Equity Dividend                            Institutional           8,123,685         4,023,182
Calvert Income Fund                                  A                         191,187           328,888
Calvert Equity Portfolio                             A                         928,041         1,061,097
Calvert VP SRI Mid Cap Growth                                                4,638,543         2,820,844
Calvert Small Cap                                    A                           9,658            16,754
Columbia Small Cap Index Fund                        A                       6,980,557         4,079,916
Columbia Mid Cap Index Fund                          A                       8,500,300         4,962,462
Columbia Acorn International                         Z                          28,605               212

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Columbia Acorn International                         A                 $        77,577   $        64,393
Columbia Multi-Advisor Small Cap Value               A                         411,036           180,930
Columbia Emerging Markets Bond                       A                         102,499            48,156
Columbia Seligman Communication & Information        A                         808,843         1,476,041
Columbia Seligman Communication & Information        R4                        360,045           361,408
Columbia Seligman Communication & Information        Z                       1,245,779         3,445,703
Columbia Acorn International                         R4                            261                 1
CRM Mid Cap Value                                    Investor                  242,482           186,382
DFA Emerging Markets Value                           R2                      8,319,446         4,138,326
DFA Global Equity                                    R2                        497,194           352,979
DFA Global 60/40                                     R2                      1,550,122         1,086,622
DFA Global 25/75                                     R2                         95,858           149,356
DFA US Targeted Value                                R2                      2,835,464         1,512,766
DFA International Value                              R2                        235,666           170,468
DWS Mid Cap Value Fund                               S                           3,131                12
DWS RREEF Real Estate Securities                     S                       2,736,528         1,593,789
DWS Strategic Government Securities                  A                           3,469             4,445
DWS Small Cap Value Fund                             S                          37,341            52,419
DWS Large Cap Value                                  A                         219,775           448,165
DWS Small Cap Value Fund                             A                         171,786           234,307
DWS Strategic Government Securities                  S                         917,414           707,142
DWS Mid Cap Value Fund                               A                         122,877           115,363
DWS RREEF Real Estate Securities                     A                         502,176           572,301
DWS Alternative Asset Allocation Plus Fund           A                          90,010            17,008
Fidelity Advisor Freedom 2040 Fund                   A                       5,443,908         9,519,675
Fidelity Advisor Freedom 2040 Fund                   T                       7,297,077        12,098,090
Fidelity Advisor Freedom Income Fund                 A                         296,631           550,881
Fidelity Advisor Freedom Income Fund                 T                         342,009           516,779
Fidelity Advisor Leveraged Company Stock Fund        A                         993,161         1,469,831
Fidelity Advisor New Insights Fund                   A                         911,422           392,681
Fidelity Advisor Leveraged Company Stock Fund        T                       2,320,053         2,328,725
Fidelity Advisor New Insights Fund                   T                       2,840,060         2,241,484
Fidelity Advisor Growth Opportunities Fund           T                          23,553            47,258
Fidelity Advisor Freedom 2015 Fund                   A                       3,389,187         6,886,068
Fidelity Advisor Freedom 2015 Fund                   T                       7,243,867        14,184,171
Fidelity Advisor Freedom 2025 Fund                   A                       2,713,395         4,215,229
Fidelity Advisor Strategic Income                    A                         226,524           175,124
Fidelity Advisor Freedom 2025 Fund                   T                       7,988,290        13,423,823

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Fidelity Advisor Freedom 2035 Fund                   A                 $     2,998,209   $     4,984,958
Fidelity Advisor Growth & Income                     T                         304,701           253,249
Fidelity Advisor Freedom 2035 Fund                   T                       5,696,718         9,430,041
Fidelity Advisor Value Fund                          A                           1,133                46
Fidelity Advisor Equity Income Fund                  T                          97,287           196,412
Fidelity Advisor Equity Growth Fund                  T                         210,876           394,720
Fidelity Advisor International Cap. App. Fund        T                           1,282             2,567
Fidelity Advisor Small Cap                           A                         151,989           209,757
Fidelity Advisor Small Cap Fund                      T                       6,072,215         9,301,986
Fidelity Advisor Freedom 2045 Fund                   A                       1,513,144         2,314,660
Fidelity Advisor Stock Selector Mid Cap Fund         T                         124,697           164,214
Fidelity Advisor Freedom 2045 Fund                   T                       4,487,190         5,402,951
Fidelity Advisor Freedom 2050 Fund                   A                       4,392,432         7,419,603
Fidelity Advisor Dividend Growth                     T                         407,518           312,018
Fidelity Advisor Freedom 2050 Fund                   T                       2,120,010         2,532,279
Fidelity Advisor Freedom 2055 Fund                   A                          99,178            93,087
Fidelity Advisor Diversified International Fund      T                           2,907             8,344
Fidelity Advisor Freedom 2055 Fund                   T                         257,934           113,533
Fidelity Advisor Real Estate                         A                       1,855,390           603,342
Fidelity Advisor Stock Selector All Cap              T                          78,877            59,632
Fidelity Advisor Real Estate                         T                         246,864           213,113
Fidelity VIP Equity Income                           Initial                 3,916,182         3,894,961
Fidelity Advisor Freedom 2010 Fund                   A                       2,044,163         4,139,529
Fidelity VIP Growth                                  Initial                 3,098,026        10,651,076
Fidelity Advisor Freedom 2010 Fund                   T                       4,166,480         7,903,808
Fidelity VIP High Income                             Initial                 2,426,199         3,027,364
Fidelity Advisor Freedom 2020 Fund                   A                      13,419,259        25,638,893
Fidelity VIP Overseas                                Initial                 1,761,396         2,395,623
Fidelity Advisor Freedom 2020 Fund                   T                       8,403,261        14,967,550
Fidelity VIP Asset Manager Portfolio                 Initial                 4,817,514         7,868,589
Fidelity Advisor Freedom 2030 Fund                   A                       7,243,244        12,348,895
Fidelity VIP ContraFund                              Initial                25,566,536        43,433,786
Fidelity Advisor Freedom 2030 Fund                   T                       6,855,604        11,515,662
Nuveen Mid Cap Value Fund                            A                          20,029               996
Nuveen Real Estate Securities Fund                   A                         644,236           973,575
Nuveen Mid Cap Growth Opportunities                  R3                         64,610            61,697
Nuveen Small Cap Select Fund                         A                         166,279           298,968
Nuveen Small Cap Select Fund                         R3                         18,242            61,571

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Nuveen Mid Cap Index Fund                            R3                $     5,436,185   $     3,093,396
Nuveen Small Cap Index Fund                          R3                      6,234,041         3,831,385
Nuveen Real Estate Securities Fund                   R3                        521,568           428,591
Nuveen Strategy Growth Allocation                    A                          39,615            47,965
Nuveen Mid Cap Growth Opportunities                  A                         416,336           817,145
Nuveen Mid Cap Value Fund                            R3                          5,001               141
Nuveen Small Cap Value Fund                          R3                        527,655           480,121
Nuveen Strategy Growth Allocation                    R3                        766,111         1,515,190
Nuveen Small Cap Value Fund                          A                          14,310            24,703
Franklin Strategic Income                            R                       3,546,030         5,423,517
Franklin Flex Cap Growth                             R                         986,941         1,850,686
Templeton Global Bond Fund                           R                         853,583           639,057
Templeton Growth                                     R                         163,956           458,935
Templeton Foreign                                    R                         555,883           517,288
Franklin Small-Mid Cap Growth                        R                         230,866           122,107
Franklin Small Cap Value                             R                         927,488           735,972
Franklin Growth                                      R                         615,287           743,432
Franklin Mutual Global Discovery                     R                         187,461            94,206
Franklin Income                                      R                         361,124           168,255
Franklin Income                                      Advisor                 1,197,006           695,195
Franklin Mutual Global Discovery                     Z                       3,182,196         1,634,191
Templeton Growth                                     A                         677,330           562,493
Templeton Foreign                                    A                         363,240           191,717
Templeton Global Bond Fund                           A                      11,362,111         5,131,174
Franklin Strategic Income                            A                         133,720            33,344
Franklin Small Cap Value                             A                         145,739            46,242
Franklin Growth                                      A                       9,728,221         4,857,490
Goldman Sachs Growth Opportunities                   Service                    26,705             1,653
Goldman Sachs Growth Opportunities                   IR                      5,127,021         2,641,060
Goldman Sachs International Equity Insights          Service                    24,421            17,519
Goldman Sachs Growth Strategy                        Institutional               3,019               187
Goldman Sachs International Equity Insights          Institutional              41,428            11,456
Goldman Sachs Growth Strategy                        Service                    45,509            22,341
Goldman Sachs Technology Tollkeeper                  Institutional           3,158,204         2,678,606
Goldman Sachs Technology Tollkeeper                  Service                   748,551           868,783
Goldman Sachs Mid Cap Value                          Service                 5,869,142         4,064,756
Goldman Sachs Small Cap Value                        Institutional           8,088,879         7,056,725
Goldman Sachs Small Cap Value                        Service                 9,127,831         5,227,434

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Goldman Sachs Mid Cap Value                          Institutional     $    24,546,223   $    28,533,593
Henssler Equity                                      Institutional                 256                 3
Henssler Equity                                      Investor                   24,977            49,105
Invesco Mid Cap Growth Fund                          R5                         12,123             7,042
Invesco Energy Fund                                  Investor                  682,458           657,724
Invesco International Growth Fund                    R5                        838,177           488,189
Invesco Mid Cap Core Equity Fund                     A                       2,254,248         3,190,084
Invesco Small Cap Growth Fund                        A                       2,525,667         2,999,992
Invesco Technology Fund                              Investor                   16,669           143,508
Invesco Comstock Fund                                A                       3,632,775         1,797,003
Invesco Global Health Care Fund                      Investor                1,317,585           647,281
Invesco Value Opportunities                          A                          45,272            93,450
Invesco Diversified Dividend                         Investor                3,763,041         1,886,598
Invesco Comstock Fund                                R                       1,041,623           518,445
Invesco Energy Fund                                  A                       1,062,544         1,121,731
Invesco Technology Fund                              A                          35,637            67,906
Invesco Global Health Care Fund                      A                       1,076,435           455,686
Invesco Diversified Dividend                         A                       7,429,067         3,713,826
Invesco American Franchise                           A                         319,281            93,646
Invesco Mid Cap Growth Fund                          A                         137,842            25,383
Invesco Global Low Volatility Equity Yield Fund      A                          27,347            39,140
Invesco Mid Cap Core Equity Fund                     R                       1,931,825         3,296,502
Invesco Small Cap Growth Fund                        R                       1,574,776         1,560,971
Invesco Global Low Volatility Equity Yield Fund      R5                         90,451            90,594
Invesco Value Opportunities                          R                          36,454            28,939
Invesco International Growth Fund                    R                         707,356           701,828
Invesco Mid Cap Growth Fund                          R                          20,997               223
Ivy Balanced                                         Y                          42,394            20,914
Ivy High Income                                      R                          96,991             5,513
Ivy Balanced                                         R                         125,236            62,398
Janus Aspen Balanced                                 S                       3,317,225         1,346,303
Janus Aspen Perkins Mid Cap Value Portfolio          S                       1,368,123         2,420,952
Janus Aspen Global Research Portfolio                Institutional             772,981         2,376,024
Janus Aspen Flexible Bond Portfolio                  Institutional          12,163,735        14,833,200
Janus Forty Fund                                     R                         748,867         1,163,182
Janus Forty Fund                                     A                         491,242         1,016,464
Janus Growth & Income Fund                           R                         117,370           173,243
Janus Balanced                                       R                         225,134           163,896

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Janus Intech U.S. Growth Fund                        S                 $       538,735   $     1,362,667
Janus Perkins Mid Cap Value                          A                         937,912         1,195,764
Janus Perkins Small Cap Value                        S                         671,966           937,383
Janus Perkins Mid Cap Value                          R                       1,994,792         3,373,453
Clear Bridge Aggressive Growth                       FI                      6,787,922         3,403,567
Clear Bridge Appreciation                            R                         555,801           311,795
Clear Bridge Appreciation                            FI                        286,899           170,903
Global Opportunities Bond                            R                         215,360           128,800
Global Opportunities Bond                            FI                         28,629            17,149
Western Asset Core Plus Bond                         R                             203                 1
Clear Bridge Aggressive Growth                       R                         332,148           164,914
Lord Abbett Developing Growth                        A                       1,049,807         1,274,321
Lord Abbett Fundamental Equity                       A                         363,865           218,650
Lord Abbett Calibrated Dividend Growth               A                          14,495               118
Lord Abbett Value Opportunities                      A                       1,807,534         2,079,449
Lord Abbett Value Opportunities                      P                         895,384           100,842
Lord Abbett Small Cap Value                          P                         120,411           102,219
Lord Abbett Growth Opportunities                     P                          45,882            97,157
Lord Abbett Developing Growth                        P                       1,281,929           453,135
Lord Abbett Mid Cap Stock                            P                          37,316            14,030
Lord Abbett Developing Growth                        R3                        827,238           997,269
Lord Abbett Mid Cap Stock                            R3                         79,843            40,475
Lord Abbett Calibrated Dividend Growth               R3                        107,343            17,315
Lord Abbett Growth Opportunities                     R3                        146,249           225,018
Lord Abbett Small Cap Value                          R3                        179,089           297,922
Lord Abbett Fundamental Equity                       R3                      2,207,515         1,188,020
Lord Abbett Value Opportunities                      R3                      1,626,442         1,247,033
Manning & Napier ProBlend Conservative Term          S                       3,018,582         1,828,462
Manning & Napier ProBlend Maximum Term               S                       1,504,039           982,857
Manning & Napier ProBlend Moderate Term              S                      19,987,881        13,044,197
Manning & Napier ProBlend Extended Term              S                       4,872,778         2,412,395
BMO Mid Cap Growth                                   Y                         354,554           466,925
BMO Mid Cap Value                                    Y                         422,464           325,364
BMO Small Cap Growth                                 Y                       4,449,072         2,362,076
MFS International New Discovery Fund                 A                       2,021,613         1,568,240
MFS International Value Fund                         R2                         51,168            23,631
MFS International Value Fund                         R3                      5,543,852         2,646,245
MFS Mid Cap Growth Fund                              A                           6,373             1,141

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
MFS Value Fund                                       A                 $     5,437,233   $     2,408,070
MFS International New Discovery Fund                 R2                        433,967           179,702
MFS New Discovery                                    R2                        637,880           357,677
MFS New Discovery                                    R3                        176,336            59,046
MFS Massachusetts Investors Growth Stock             R2                      7,027,858         5,087,662
MFS Utilities Fund                                   R2                        278,531           123,378
MFS Massachusetts Investors Growth Stock             R3                      4,458,594         3,652,909
MFS Emerging Markets Debt                            R3                      3,059,599         1,519,720
MFS Utilities Fund                                   R3                          9,995             9,411
Neuberger Berman Large Cap Value Fund                Advisor                   640,748         1,046,417
Neuberger Berman Focus Fund                          Advisor                    11,957             3,662
Neuberger Berman Small Cap Growth                    Advisor                   322,219           403,425
Neuberger Berman Small Cap Growth                    R3                         12,684               494
Northern Small Cap Value                             A                          50,064            24,799
OneAmerica Asset Director Portfolio                  Advisor                20,967,096        22,430,823
OneAmerica Asset Director Portfolio                  O                      22,054,212        39,715,543
OneAmerica Investment Grade Bond Portfolio           Advisor                   860,057         1,733,618
OneAmerica Investment Grade Bond Portfolio           O                       3,914,887         9,030,202
OneAmerica Money Market Portfolio                    Advisor                 5,587,049         5,457,781
OneAmerica Money Market Portfolio                    O                      11,424,419        15,048,511
OneAmerica Socially Responsive Portfolio             Advisor                   154,643           109,677
OneAmerica Socially Responsive Portfolio             O                       1,157,970           307,975
OneAmerica Value Portfolio                           Advisor                 2,077,132         3,254,004
OneAmerica Value Portfolio                           O                      10,264,590        25,579,627
Oppenheimer Developing Markets Fund                  A                      16,491,480        17,501,590
Oppenheimer Developing Markets Fund                  Y                      29,149,393        15,685,767
Oppenheimer Global Opportunities Fund                A                       1,700,043         3,073,051
Oppenheimer Developing Markets Fund                  N                      12,535,376        20,501,728
Oppenheimer Global Opportunities Fund                N                         172,865            71,904
Oppenheimer Global Strategic Income Fund             A                       4,350,966         2,233,926
Oppenheimer Global Strategic Income Fund             N                       2,681,732         4,553,300
Oppenheimer Global Strategic Income Fund             Y                          25,555            11,544
Oppenheimer International Small Company Fund         A                          30,456               212
Oppenheimer International Small Company Fund         N                         447,195           461,963
Oppenheimer International Small Company Fund         Y                         271,219               180
Oppenheimer International Growth Fund                A                       5,641,428         2,891,404
Oppenheimer International Growth Fund                N                       1,704,876         2,072,354
Oppenheimer International Growth Fund                Y                      22,052,441        10,910,686

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Oppenheimer Small and Mid Cap Value Fund             A                 $         5,933   $         3,681
Oppenheimer Main Street Small and Mid Cap Fund       A                       2,598,343         3,485,138
Oppenheimer Small and Mid Cap Value Fund             N                         911,476         1,169,987
Oppenheimer Main Street Small and Mid Cap Fund       N                         903,268         1,334,274
Oppenheimer Global Fund                              A                       3,995,790         2,009,817
Oppenheimer Main Street Small and Mid Cap Fund       Y                         902,364           460,544
Oppenheimer Global Fund                              N                       2,613,589         4,720,178
Oppenheimer International Bond Fund                  Y                       3,174,586         1,142,201
Oppenheimer Global Fund                              Y                         511,478           247,534
Oppenheimer International Bond Fund                  N                       6,380,498        10,788,885
Oppenheimer Value Fund                               A                       1,540,512           863,900
Oppenheimer International Bond Fund                  A                       7,951,758         4,215,782
Oppenheimer Value Fund                               Y                          67,372            31,951
Oppenheimer Value Fund                               N                         991,458         1,850,774
Oppenheimer Gold & Special Minerals Fund             A                         673,510           575,620
Oppenheimer Gold & Special Minerals Fund             N                         799,042         1,085,984
Oppenheimer Gold & Special Minerals Fund             Y                         210,216           114,976
Oppenheimer Small and Mid Cap Value Fund             Y                           2,316             1,118
Oppenheimer Main Street Select Fund                  N                         253,198           411,951
Oppenheimer Main Street Select Fund                  A                         283,974           174,006
Oppenheimer Main Street Select Fund                  Y                         111,450            52,972
Parnassus Fund                                                                 173,536           194,434
Parnassus Equity Income                              Investor               16,790,177         8,194,779
Parnassus Mid-Cap                                                            1,505,996           832,176
Parnassus Small-Cap                                                            212,117           146,471
Pax World Balanced                                   Individual                  6,405               103
Pax World Global Environmental Markets               Investor                       --               136
Pax World Balanced                                   R                       1,995,339         2,022,276
Pax World Global Environmental Markets               R                         309,397           372,392
Payden Emerging Markets Bond                                                   662,855           826,315
AllianzGI Retirement 2025                            A                          72,955            73,306
AllianzGI NFJ Mid-Cap Value                          Admin                      62,947           226,247
AllianzGI NFJ Small Cap Value                        Admin                   4,794,803         5,302,461
AllianzGI NFJ Dividend Value                         Admin                     267,496           351,202
AllianzGI Retirement 2015                            Admin                   1,613,875         1,145,833
Managers Cadence Capital Appreciation Fund           Investor                   96,467           196,199
AllianzGI Retirement 2020                            Admin                   1,055,286           529,364
Managers Cadence Mid-Cap Fund                        Investor                   39,676            83,915

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
AllianzGI Retirement 2030                            Admin             $       390,704   $       217,714
AllianzGI Retirement 2040                            Admin                     484,126           280,176
Pimco High Yield                                     Admin                   2,139,582         2,603,472
AllianzGI Retirement 2050                            Admin                      52,155            20,490
Pimco Commodity Real Return Strategy                 Admin                   1,250,556           621,070
AllianzGI Retirement Income                          Admin                      15,633             4,681
Pimco Real Return                                    Admin                   9,354,458         6,634,667
AllianzGI Retirement 2025                            Admin                     815,240           459,420
Pimco Total Return                                   Admin                  36,946,560        31,840,009
AllianzGI Retirement 2035                            Admin                     327,267           201,869
Pimco All Asset                                      Admin                   2,193,793         1,378,937
AllianzGI Retirement 2045                            Admin                     377,347           253,276
Pimco Income                                         Admin                     373,739            74,402
AllianzGI Retirement 2055                            Admin                       3,180             1,545
Pimco Total Return                                   R                      15,587,986        16,943,663
Pimco High Yield                                     R                         957,921         1,000,644
Pimco Real Return                                    R                       2,187,347         1,679,999
Pimco All Asset                                      R                          52,419             3,377
Pimco Income                                         R                       1,939,510           969,332
AllianzGI Retirement 2050                            A                             152                --
AllianzGI NFJ Mid-Cap Value                          R                          93,330           113,576
AllianzGI NFJ Small Cap Value                        R                       2,339,958         2,636,339
AllianzGI NFJ Dividend Value                         R                       1,727,083         2,534,710
Pioneer Bond Fund                                    R                       1,191,398         1,469,731
Pioneer Bond Fund                                    A                         813,730           465,825
Pioneer Mid Cap Value Fund                           A                             264               131
Pioneer Equity Income Fund                           A                       4,429,426         2,278,895
Pioneer Mid Cap Value Fund                           R                          50,126            23,452
Pioneer Emerging Markets                             A                          39,700            73,167
Pioneer Equity Income Fund                           R                       2,387,769         4,427,491
Pioneer High Yield Fund                              R                       1,062,045         1,589,813
Pioneer Strategic Income                             A                       1,623,967           857,877
Pioneer Oak Ridge Large Cap Growth Fund              R                          28,510             5,543
Pioneer Strategic Income                             Z                         392,948           372,450
Pioneer High Yield Fund                              A                       1,308,310           648,614
Pioneer Fundamental Growth                           A                       1,203,056           692,854
Pioneer Oak Ridge Small Cap Growth                   A                         833,002           616,003
Pioneer Fund VCT Portfolio                           I                         286,015           569,844

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Pioneer Select Mid Cap Growth VCT                    I                 $     2,348,919   $     4,554,888
Pioneer Bond Fund                                    Y                         753,142           467,911
Pioneer Equity Income Fund                           Y                          77,991            30,211
Pioneer Fundamental Growth                           Y                       3,291,710         1,830,795
Pioneer Oak Ridge Small Cap Growth                   Y                       3,370,386         1,026,895
Pioneer Fund                                         R                         185,426           234,859
Prudential Financial Services Fund                   A                         524,944           354,826
Prudential Jennison Health Sciences Fund             A                       1,599,820         1,079,748
Prudential Jennison Small Company                    A                         495,652           475,191
Prudential Jennison Natural Resources Fund           A                         666,572           427,252
Prudential High-Yield                                A                       4,333,943         2,658,244
Prudential Total Return Bond                         A                       3,695,095         2,784,683
Prudential Jennison Mid Cap Growth Fund              A                       3,765,517         2,923,296
Prudential Jennison Small Company                    Z                       4,273,698         2,127,700
Prudential High-Yield                                Z                       6,924,244         6,897,454
Prudential Jennison Natural Resources Fund           Z                         689,737           416,044
Prudential Total Return Bond                         Z                       2,629,924         1,983,936
Prudential Jennison Mid Cap Growth Fund              Z                       9,934,692         8,161,018
Prudential Global Real Estate                        Z                       4,420,438         3,196,710
Prudential Jennison 20/20 Focus                      Z                          50,792           150,781
Prudential Financial Services Fund                   Z                         372,520           216,324
Prudential Jennison Health Sciences Fund             Z                         885,404           289,533
Prudential Global Real Estate                        A                         942,095           861,252
Prudential Jennison 20/20 Focus                      A                         198,153            68,397
Ridgeworth High Income                               R                         277,396           151,653
Ridgeworth Mid-Cap Value Equity                      Institutional          19,097,512        10,205,912
Ridgeworth Large Cap Value Equity                    Institutional             604,561           654,844
Ridgeworth Large Cap Value Equity                    A                         936,814           541,580
Ridgeworth Small Cap Value Equity                    Institutional             203,223            77,419
Ridgeworth High Income                               A                       1,505,750           873,813
Ridgeworth Mid-Cap Value Equity                      A                       1,645,888           862,823
Ridgeworth Small Cap Value Equity                    A                         608,533           534,776
Ridgeworth Total Return Bond                         A                          34,014            11,408
Ridgeworth Total Return Bond                         R                         197,649           154,637
Russell Commodity Strategies Fund                    S                         184,854            31,473
Russell Global Real Estate Securities                S                         429,155           527,882
Russell LifePoints 2055 Strategy Fund                R1                        115,821           109,891
Russell LifePoints Growth Strategy Fund              R3                      2,861,969         3,920,803

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Russell LifePoints 2055 Strategy Fund                R3                $        40,898   $        34,572
Russell LifePoints Balanced Strategy Fund            R3                      4,002,597         7,036,058
Russell LifePoints Moderate Strategy Fund            R3                      1,429,129         1,696,913
Russell LifePoints Conservative Strategy Fund        R3                      1,197,157         1,733,817
Russell LifePoints Equity Growth Strategy Fund       R3                        720,801         1,376,857
Russell Short Duration Bond Fund                     S                             413                10
Russell Emerging Markets                             S                         178,298           145,523
Russell LifePoints 2020 Strategy Fund                R3                      2,001,463         3,016,673
Russell LifePoints 2030 Strategy Fund                R3                      1,789,531         2,281,325
Russell LifePoints 2040 Strategy Fund                R3                      1,541,340         2,160,049
Russell LifePoints Conservative Strategy Fund        R1                      1,694,468         3,294,050
Russell LifePoints Moderate Strategy Fund            R1                      6,597,103        12,996,819
Russell LifePoints Balanced Strategy Fund            R1                      5,187,301         7,293,471
Russell LifePoints Growth Strategy Fund              R1                      3,284,815         5,229,590
Russell LifePoints Equity Growth Strategy Fund       R1                        989,905         1,388,761
Russell LifePoints 2020 Strategy Fund                R1                      8,708,009        14,776,550
Russell LifePoints 2030 Strategy Fund                R1                      6,267,848        10,464,502
Russell LifePoints 2040 Strategy Fund                R1                      6,464,873        10,728,576
Russell Global Equity                                S                              40                24
Russell LifePoints 2015 Strategy Fund                R1                      2,768,128         4,691,072
Russell LifePoints 2015 Strategy Fund                R3                        746,121         1,062,616
Russell LifePoints 2025 Strategy Fund                R1                      2,921,014         4,707,345
Russell LifePoints 2025 Strategy Fund                R3                        748,907           483,148
Russell LifePoints 2035 Strategy Fund                R1                      1,848,899         2,308,290
Russell LifePoints 2035 Strategy Fund                R3                        452,365           459,639
Russell LifePoints 2045 Strategy Fund                R1                      1,690,482         2,328,695
Russell LifePoints 2045 Strategy Fund                R3                        160,916           160,565
Russell LifePoints 2050 Strategy Fund                R1                      1,519,129         1,911,273
Russell LifePoints 2050 Strategy Fund                R3                        270,790           272,839
Russell LifePoints In Retirement Fund                R1                      1,114,735         2,157,473
Russell LifePoints In Retirement Fund                R3                        444,820         1,551,470
Russell U.S. Core Equity Fund                        S                           8,511            47,627
Russell U.S. Defensive Equity Fund                   S                             169                26
Russell U.S. Small Cap Equity Fund                   S                           2,436                62
State Street Equity 500 Index                        Admin                  34,550,370        46,816,196
State Street Equity 500 Index                        R                      16,490,730        13,366,206
T. Rowe Price European Stock                                                    50,062            60,773
T. Rowe Price Retirement 2010                        Advisor                 3,621,852         2,119,104

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
T. Rowe Price Retirement 2005                        Advisor           $       589,751   $       147,022
T. Rowe Price Equity Income Portfolio                                       32,312,102        30,645,157
T. Rowe Price International Stock                    R                         262,591           184,675
T. Rowe Price Retirement 2010                        R                       4,223,348         2,374,049
T. Rowe Price Equity Income                          R                       5,913,751         4,345,348
T. Rowe Price Retirement 2005                        R                         986,987           486,250
T. Rowe Price Blue Chip Growth                       R                       1,502,386         1,223,036
T. Rowe Price Mid Cap Value                          Advisor                   760,524           484,471
T. Rowe Price International Growth & Income          Advisor                 1,563,036         1,724,250
T. Rowe Price Growth Stock                           Advisor                11,355,716        13,656,653
T. Rowe Price Retirement 2020                        Advisor                13,118,072         7,014,197
T. Rowe Price Retirement 2030                        Advisor                10,030,889         4,893,853
T. Rowe Price Retirement 2040                        Advisor                 9,285,667         4,358,219
T. Rowe Price Retirement Income                      Advisor                 1,128,139           702,693
T. Rowe Price Retirement 2050                        Advisor                 4,054,213         2,023,226
T. Rowe Price Retirement 2015                        Advisor                12,409,962         6,324,265
T. Rowe Price Retirement 2025                        Advisor                10,036,169         4,788,067
T. Rowe Price Retirement 2035                        Advisor                 7,501,930         3,422,141
T. Rowe Price Retirement 2045                        Advisor                 6,224,726         2,982,836
T. Rowe Price Retirement 2055                        Advisor                   739,002           302,627
T. Rowe Price Mid Cap Value                          R                         694,756           754,325
T. Rowe Price International Growth & Income          R                         507,374           454,888
T. Rowe Price Growth Stock Fund                      R                       3,327,326         2,775,643
T. Rowe Price Retirement 2020                        R                      11,403,843         6,336,213
T. Rowe Price Retirement 2030                        R                       7,641,448         4,844,905
T. Rowe Price Retirement 2040                        R                      10,132,048         6,098,036
T. Rowe Price Retirement Income                      R                         654,823           914,695
T. Rowe Price Mid Cap Growth Fund                    R                       1,380,315           884,110
T. Rowe Price Retirement 2050                        R                       4,545,320         2,825,368
T. Rowe Price Retirement 2015                        R                      11,796,447         7,843,468
T. Rowe Price Retirement 2025                        R                       9,830,371         5,214,879
T. Rowe Price Retirement 2035                        R                      11,060,900         6,055,552
T. Rowe Price Retirement 2045                        R                       4,775,073         2,201,221
T. Rowe Price Retirement 2055                        R                         912,178           561,219
Thornburg Limited Term U.S. Government               R3                         20,556            43,152
Thornburg Invest Income Builder                      R3                        529,699           181,836
Thornburg Value                                      R3                        367,591           847,421
Thornburg Core Growth                                R3                        669,248           564,577

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

NAME                                                     CLASS            PURCHASES           SALES
--------------------------------------------------   ---------------   ---------------   ---------------
Thornburg Limited Term Income                        R3                $    13,119,054   $    11,192,036
Thornburg International Value                        R3                      4,229,032         6,789,712
Thornburg Invest Income Builder                      R5                        500,004           235,157
Thornburg Core Growth                                R5                        466,522           303,426
Thornburg International Value                        R5                     10,683,113        18,510,370
TIAA CREF Growth & Income                            Retirement              3,457,983         1,700,559
TIAA CREF Social Choice Equity                       Retirement                839,129           475,307
TIAA CREF Large Cap Growth Index                     Retirement              2,959,512         2,042,231
TIAA CREF Large Cap Value Index                      Retirement              1,225,304           740,404
TIAA CREF International Equity Index                 Retirement                807,261           333,169
TIAA CREF Emerging Markets Equity Index              R                           4,238             2,087
TIAA CREF Bond Index                                 Retirement                666,834           358,215
Timothy Plan Conservative Growth                     A                          75,645           128,523
Timothy Plan Strategic Growth                        A                          49,185            66,053
Touchstone Focused Fund                              A                         183,376           122,714
Touchstone Large Cap Growth                          A                             402               181
Touchstone Growth Opportunities                      A                          31,056            48,134
Touchstone Flexible Income                           A                          12,303            22,093
Touchstone Value                                     A                         175,833           108,619
Vanguard ShortTerm Federal Fund                      Investor                1,129,163         1,920,172
Vanguard VIF Small Company Growth Portfolio                                 17,390,060        12,083,274
Victory Established Value                            R                       1,395,243           884,727
Victory Small Company Opportunity                    R                         392,301           304,510
Victory Established Value                            A                              77                 1
Victory Small Company Opportunity                    A                         189,518            56,365
TOTALS                                                                 $ 1,927,093,734   $ 1,740,956,251

4.  INDEMNIFICATION

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2013, 2012 AND 2011

[PWC LOGO]


                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2013.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

March 21, 2014

/s/ PRICEWATERHOUSE COOPERS, LLP

PRICEWATERHOUSECOOPERSLLP, 101W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS


                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2013                   2012
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2013 - $12,822.8; 2012 - $12,129.3)  $ 13,269.4             $ 13,603.9
     Equity securities at fair value:
       (cost:  2013 - $106.4; 2012 - $90.1)                        104.9                   90.5
     Mortgage loans                                              1,762.3                1,653.4
     Real estate, net                                               49.2                   49.4
     Policy loans                                                  286.6                  270.9
     Short-term and other invested assets                           55.9                   48.0
     Cash and cash equivalents                                     264.2                  225.2
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,792.5               15,941.3
------------------------------------------------------------------------------------------------
Accrued investment income                                          148.3                  150.7
Reinsurance receivables                                          2,429.0                2,417.5
Deferred acquisition costs                                         537.0                  209.3
Value of business acquired                                          35.5                   31.9
Property and equipment, net                                         50.4                   49.1
Insurance premiums in course of collection                           8.5                    4.9
Federal income taxes recoverable                                     8.5                      -
Other assets                                                       126.9                  120.5
Assets held in separate accounts                                12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,839.4             $ 14,062.9
     Other policyholder funds                                    1,404.1                1,413.4
     Pending policyholder claims                                   180.0                  192.3
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          146.5                  348.2
     Other liabilities and accrued expenses                        286.5                  343.6
     Deferred gain on indemnity reinsurance                         41.8                   46.0
     Liabilities related to separate accounts                   12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        29,321.6               26,397.7
------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,764.1                1,648.1
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           220.2                  665.1
       Benefit plans, net of tax                                   (21.0)                 (69.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                1,963.3                2,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------



        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                             FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2013        2012        2011
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    409.3  $    378.0  $    399.5
      Policy and contract charges                                 199.8       195.0       183.0
      Net investment income                                       770.0       760.3       733.7
      Realized investment gains (losses)                           (0.3)       30.4        24.4
      Other income                                                 41.4        37.7        46.3
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,420.2     1,401.4     1,386.9
------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
      Policy benefits                                             406.1       412.1       417.0
      Interest expense on annuities and financial products        366.5       365.7       349.7
      General operating expenses                                  264.0       254.2       259.9
      Commissions                                                  84.7        77.9        76.3
      Amortization                                                 82.7        80.5        79.2
      Dividends to policyholders                                   31.9        30.5        28.4
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,255.7     1,240.7     1,230.3
------------------------------------------------------------------------------------------------
Income before income tax expense                                  164.5       160.7       156.6
Income tax expense                                                 48.5        50.6        50.2
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    116.0  $    110.1  $    106.4
------------------------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities,
        net of tax                                               (444.9)      102.3       173.9
      Benefit plans, net of tax                                    48.4       (10.0)      (24.7)
------------------------------------------------------------------------------------------------
      Other comprehensive income (loss)                          (396.5)       92.3       149.2
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME (LOSS)                           $   (280.5) $    202.4  $    255.6
------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2013          2012           2011
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,648.1  $    1,538.0  $     1,431.6
Net income                                                                            116.0         110.1          106.4
      Balance as of the end of the year                                       $     1,764.1  $    1,648.1  $     1,538.0
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       595.7  $      503.4  $       354.2
Other comprehensive income (loss), net of tax                                        (396.5)         92.3          149.2
      Balance as of the end of the year                                       $       199.2  $      595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF THE END OF THE YEAR                                             $     1,963.3  $    2,243.8  $     2,041.4
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       116.0  $       110.1  $       106.4
Adjustments to reconcile net income to net cash:
         Amortization                                                                 82.7           80.5           79.2
         Depreciation                                                                  9.6           12.2           12.2
         Deferred taxes                                                               11.9            2.8           (3.9)
         Realized investment gains, net                                                0.3          (30.4)         (24.4)
         Policy acquisition costs capitalized                                       (107.7)        (101.5)        (102.1)
         Interest credited to deposit liabilities                                    337.7          333.7          323.8
         Fees charged to deposit liabilities                                         (83.6)         (88.4)         (79.7)
         Amortization and accrual of investment income                               (15.4)          (6.4)         (11.0)
         Increase in insurance liabilities                                           120.9          145.0          126.6
         Increase in other assets                                                    (30.3)         (26.3)        (106.4)
         Increase (decrease) in other liabilities                                     (1.5)          20.8          (28.9)

-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            440.6          452.1          291.8
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,415.5)      (2,267.9)      (2,306.4)
         Equity securities                                                           (24.0)         (25.3)         (10.6)
         Mortgage loans                                                             (300.1)        (256.4)        (268.3)
         Real estate                                                                  (4.5)         (10.2)          (2.3)
         Short-term and other invested assets                                        (21.0)         (15.5)         (10.7)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,749.5        1,286.3        1,404.1
         Equity securities                                                             7.6            0.4            4.1
         Mortgage loans                                                              191.3          222.9          187.1
         Real estate                                                                     -            6.4              -
         Short-term and other invested assets                                         14.5            4.2            2.2
      Net transfer from disposal of stop loss operations                                 -              -           (8.7)
      Purchase of company owned life insurance                                        (5.0)         (50.0)             -
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                               (807.2)      (1,105.1)      (1,009.5)
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,561.5        3,296.1        3,302.6
         Withdrawals from insurance liabilities                                   (3,140.2)      (2,702.9)      (2,447.8)
         Other                                                                       (15.7)          (8.5)          (9.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            405.6          584.7          845.2
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  39.0          (68.3)         127.5
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          225.2          293.5          166.0
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       264.2  $       225.2  $       293.5
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $68.4 million and $65.1 million at December 31, 2013 and 2012, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.6 million and $3.5 million for 2013, 2012, and 2011, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

   PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $135.7 million and $130.1 million as of December 31, 2013 and 2012, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2013, 2012 and 2011 was $6.3 million, $8.6 million and $8.7 million, respectively.

   ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $5,089.1 million and $4,330.9 million at December 31, 2013 and 2012, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

   REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $74.0 million and $2,355.0 million, respectively as of December 31, 2013. The paid and unpaid recoverables were $83.0 million and $2,334.5 million, respectively as of December 31, 2012. Refer to Note 11 - REINSURANCE for further details.

   POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,337.8 million and $1,264.2 million at December 31, 2013 and 2012, respectively.

                                                                                                AS OF DECEMBER 31,
                                                                                       ---------------------------------
      (IN MILLIONS)                                                                              2013              2012
------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                                               $     1,337.8    $      1,264.2
      Net amount at risk *                                                                       15.5              29.5
      GAAP reserve                                                                                1.0               1.0

Guaranteed Minimum Income Benefit
      Total account value                                                               $       212.7    $        226.5
      GAAP reserve                                                                               12.0              18.3

Guaranteed Minimum Accumulated Benefit
      Total account value                                                               $        10.2    $         11.7
      GAAP reserve                                                                                  -               0.3

Guaranteed Minimum Withdrawal Benefit
      Total account value                                                               $       145.1    $        141.4
      GAAP reserve                                                                                1.1              13.2
------------------------------------------------------------------------------------------------------------------------

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.9 million, $2.3 million and $2.7 million for 2013, 2012 and 2011, respectively. Amounts amortized totaled $6.8 million, $4.5 million and $0.2 million for 2013, 2012 and 2011, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $27.3 million and $30.1 million at December 31, 2013 and 2012, respectively.

   INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $2.3 million as of December 31, 2013. The Company did not record a liability for unrecognized tax benefits in income tax expense in 2012. For further detail refer to Note 10-TAXES.

   COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

   DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  The Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss. The fair value of these derivative investments were $1.6 million and $1.3 million as of December 31, 2013 and 2012, respectively.

   GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2013 and 2012 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2013 and 2012.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

   RECENT ACCOUNTING PRONOUNCEMENTS

  In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. For nonpublic companies, the guidance is effective for the annual reporting period beginning after December 15, 2013. The Company will adopt this guidance in the 2014 consolidated financial statements.

  In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,800.2 million at December 31, 2013.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.1 million, $4.0 million and $4.0 million of the deferred gain amortization in 2013, 2012 and 2011, respectively. The deferred gain balance was $41.8 million and $46.0 million at December 31, 2013 and 2012, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:


                                                                        DECEMBER 31, 2013
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
        US government & agencies                       $      270.8        $  0.5  $ 46.0    $  225.3
        State & local government                              413.0          23.7     3.6       433.1
        Foreign government                                     22.9           2.5     0.9        24.5
        Corporate - public                                  7,279.7         491.4   137.9     7,633.2
        Corporate - private                                 2,199.3         144.5    60.7     2,283.1
        Residential mortgage-backed                         1,435.6          76.4    46.5     1,465.5
        Commercial mortgage-backed                            851.4          18.1    36.5       833.0
        Other asset and loan backed                           350.1          23.2     1.6       371.7
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                     12,822.8         780.3   333.7    13,269.4
Equity securities                                             106.4           2.5     4.0       104.9
--------------------------------------------------------------------------------------------------------
                Total                                  $   12,929.2        $782.8  $337.7    $13,374.3
--------------------------------------------------------------------------------------------------------


                                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                               $     138.4         $    1.8  $ 0.8    $   139.4
State & local government                                     385.4             66.9      -        452.3
Foreign government                                            24.2              4.8    0.2         28.8
Corporate - public                                         7,242.9            925.8    7.5      8,161.2
Corporate - private                                        2,094.2            267.1    2.4      2,358.9
Residential mortgage-backed                                1,394.8            146.5    2.0      1,539.3
Commercial mortgage-backed                                   634.8             53.9    0.2        688.5
Other asset and loan backed                                  214.6             20.9      -        235.5
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                    12,129.3          1,487.7   13.1     13,603.9
Equity securities                                             90.1              0.8    0.4         90.5
--------------------------------------------------------------------------------------------------------
                Total                                  $  12,219.4         $1,488.5  $13.5    $13,694.4
--------------------------------------------------------------------------------------------------------

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

  Gross unrealized loss positions for fixed maturities as of December 31, 2013:


------------------------------------------------------------------------------------------------------------------------
                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                    -------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES               FAIR       UNREALIZED       FAIR      UNREALIZED          FAIR      UNREALIZED
(IN MILLIONS)                           VALUE        LOSSES        VALUE        LOSSES            VALUE       LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $      189.1  $      44.9     $       9.4  $        1.1    $      198.5  $      46.0
State & local government                   71.6          3.6               -             -            71.6          3.6
Foreign government                          2.9          0.1             4.4           0.8             7.3          0.9
Corporate - public                      1,853.7        106.1           214.1          31.8         2,067.8        137.9
Corporate - private                       681.8         54.0            39.3           6.7           721.1         60.7
Residential mortgage-backed               409.5         30.0            74.9          16.5           484.4         46.5
Commercial mortgage-backed                445.6         36.5               -             -           445.6         36.5
Other asset and loan backed                35.1          1.6               -             -            35.1          1.6
------------------------------------------------------------------------------------------------------------------------
                                   $    3,689.3  $     276.8     $     342.1  $       56.9    $    4,031.4  $     333.7
------------------------------------------------------------------------------------------------------------------------

  Gross unrealized loss positions for fixed maturities as of December 31, 2012:

                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $       70.6  $       0.6     $       0.2  $        0.2    $       70.8  $       0.8
Foreign government                          5.1          0.2               -             -             5.1          0.2
Corporate - public                        400.1          6.7            27.9           0.8           428.0          7.5
Corporate - private                        96.8          2.4               -             -            96.8          2.4
Residential mortgage-backed               101.8          2.0               -             -           101.8          2.0
Commercial mortgage-backed                 37.5          0.2               -             -            37.5          0.2
------------------------------------------------------------------------------------------------------------------------
                                   $      711.9  $      12.1     $      28.1  $        1.0    $      740.0  $      13.1
------------------------------------------------------------------------------------------------------------------------

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  CORPORATE SECURITIES. In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

  In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $4.0 million and $0.4 million as of December 31, 2013 and 2012, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

   Gross Unrealized Loss Positions for Marketable Equity Securities:


                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE                 TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
December 31, 2013                  $       28.5  $       4.0     $         -  $          -    $       28.5  $       4.0
December 31, 2012                  $        9.5  $       0.1     $       3.8  $        0.3    $       13.3  $       0.4
------------------------------------------------------------------------------------------------------------------------


  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                          2013
                                                              ---------------------------------
(IN MILLIONS)                                                       COST           FAIR VALUE
-----------------------------------------------------------------------------------------------
Due in one year or less                                        $       454.1    $        463.9
Due after one year through five years                                2,564.9           2,828.8
Due after five years through 10 years                                3,507.2           3,602.3
Due after 10 years                                                   3,659.5           3,704.2
-----------------------------------------------------------------------------------------------
                                                                    10,185.7          10,599.2
Mortgage-backed securities                                           2,637.1           2,670.2
-----------------------------------------------------------------------------------------------
                                                               $    12,822.8    $     13,269.4
-----------------------------------------------------------------------------------------------

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Fixed maturity securities                          $     660.3  $     645.9  $     624.2
Equity securities                                          3.8          2.4          1.7
Mortgage loans                                            96.1        104.4        101.5
Real estate                                               19.0         18.9         18.0
Policy loans                                              16.0         15.4         15.6
Other                                                      7.8          8.3          6.9
--------------------------------------------------------------------------------------------
Gross investment income                                  803.0        795.3        767.9
Investment expenses                                       33.0         35.0         34.2
--------------------------------------------------------------------------------------------
Net investment income                              $     770.0  $     760.3  $     733.7
--------------------------------------------------------------------------------------------


  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed
  maturities                                       $     594.8  $     607.3  $     654.6

Gross realized gains on the sale of fixed
  maturities                                              24.7         35.7         29.1
Gross realized losses on sale of fixed maturities        (12.4)        (3.5)        (3.5)

Change in unrealized appreciation                     (1,028.0)       260.6        472.9

--------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2013 and 2012.

  The Company had outstanding private placement commitments of approximately $53.5 million and $29.6 million at December 31, 2013 and 2012, respectively.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                               2013           2012           2011
------------------------------------------------------------------------------------------------
Fixed maturity securities                          $        12.3  $        32.2  $        25.6
Equity securities                                           (0.1)             -            0.3
Mortgage loans                                                 -            0.1           (1.6)
Derivatives                                                (11.7)          (2.8)             -
Other                                                       (0.8)           0.9            0.1
------------------------------------------------------------------------------------------------
Realized investment gains (losses)                 $        (0.3) $        30.4  $        24.4
------------------------------------------------------------------------------------------------


   MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2013, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                        2013                            2012
                                           ------------------------------  ------------------------------
(IN MILLIONS)                                      AMOUNT     % OF TOTAL           Amount     % of Total
---------------------------------------------------------------------------------------------------------
Apartments                                  $       208.1          11.8%    $       139.0           8.4%
Industrial/warehouse                                443.7          25.1%            405.6          24.6%
Medical office                                       91.5           5.2%             73.3           4.4%
Office                                              262.1          14.9%            276.4          16.7%
Retail                                              664.5          37.7%            658.7          39.8%
Other                                                93.4           5.3%            101.3           6.1%
---------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans            1,763.3         100.0%          1,654.3         100.0%
Valuation allowance                                  (1.0)                           (0.9)
---------------------------------------------------------------------------------------------------------
Balance, end of year                        $     1,762.3                   $     1,653.4
---------------------------------------------------------------------------------------------------------

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                     2013           2012           2011
------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                 $          0.9  $         1.1  $         1.5
Addition to the allowance for losses                               0.7            0.9            1.9
Reductions                                                        (0.6)          (1.1)          (1.9)
Charge-offs, net of recoveries                                       -              -           (0.4)
------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                       $          1.0  $         0.9  $         1.1
------------------------------------------------------------------------------------------------------

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                            2013                               2012
                                  ---------------------------------  ---------------------------------
                                  UNPAID PRINCIPAL         RELATED     UNPAID PRINCIPAL       RELATED
(IN MILLIONS)                          BALANCE            ALLOWANCE        BALANCE           ALLOWANCE
------------------------------------------------------------------------------------------------------
Apartments                         $       208.1    $            -    $       139.0    $            -
Industrial/warehouse                       443.7              (0.3)           405.6              (0.3)
Medical office                              91.5                 -             73.3                 -
Office                                     262.1                 -            276.4                 -
Retail                                     664.5              (0.7)           658.7              (0.6)
Other                                       93.4                 -            101.3                 -
------------------------------------------------------------------------------------------------------
Balance, end of year               $     1,763.3    $         (1.0)   $     1,654.3    $         (0.9)
------------------------------------------------------------------------------------------------------

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                   AS OF DECEMBER 31,
                                                            ---------------------------------
(IN MILLIONS)                                                         2013              2012
---------------------------------------------------------------------------------------------
Excellent                                                    $       269.6    $        172.1
Above average                                                      1,173.6             898.6
Average                                                              299.7             355.5
Below average                                                         19.8              30.6
Poor                                                                     -                 -
---------------------------------------------------------------------------------------------
      Subtotal - rated loans                                       1,762.7           1,456.8

Below $100,000  and residential - not rated                            0.3               0.3
Current year closings - not rated                                        -             196.8
Other                                                                  0.3               0.4
Valuation adjustment                                                  (1.0)             (0.9)
---------------------------------------------------------------------------------------------
      Total                                                  $     1,762.3    $      1,653.4
---------------------------------------------------------------------------------------------

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2013 or 2012, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2013 or 2012.

  The Company restructured no mortgage loans in 2013 and one in 2012. The carrying value of loans restructured in prior years was $3.8 million at both December 31, 2013 and 2012.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $107.5 million and $82.8 million at December 31, 2013 and 2012, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2013 and 2012. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $        446.6  $     1,474.6  $     1,214.0
         Equity securities                                                           (1.5)           0.4           (0.1)
Valuation adjustment                                                               (104.6)        (451.6)        (347.6)
Deferred taxes                                                                     (120.3)        (358.3)        (303.5)

-------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  220.2          665.1          562.8
Benefit plans, net of tax - 2013, $11.3; 2012, $37.4; 2011, $32.0                   (21.0)         (69.4)         (59.4)
-------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        199.2  $       595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------

  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial gains (losses)                                         $         48.1  $        (8.4) $       (24.1)
      Net prior service costs                                                         0.8           (1.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.5)
-------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2013, ($26.0);        $         48.4  $       (10.0) $       (24.7)
   2012, $5.4; 2011, $13.3
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
      2013, $233.1 2012, ($64.9); 2011, ($102.7) and valuation
      adjustment - 2013, $347.0; 2012, ($104.0); 2011, ($205.0)                    (435.7)         121.0          190.2
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2013, $4.9; 2012, $10.1; 2011, $8.8                               (9.2)         (18.7)         (16.3)
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                              $       (396.5) $        92.3  $       149.2
-------------------------------------------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       586.6  $        556.2  $       518.2
Capitalization of deferred acquisition costs                                       107.7           101.5          102.1
Amortization of deferred acquisition costs                                         (71.6)          (71.1)         (64.1)
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     622.7           586.6          556.2
Valuation adjustment                                                               (85.7)         (377.3)        (319.9)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       537.0  $        209.3  $       236.3
-------------------------------------------------------------------------------------------------------------------------

  In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

  (IN MILLIONS)                                                                     2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        63.6  $         73.0  $        88.1
Amortization                                                                       (11.1)           (9.4)         (15.1)
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          52.5            63.6           73.0
Valuation adjustment                                                               (17.0)          (31.7)         (28.1)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        35.5  $         31.9  $        44.9
-------------------------------------------------------------------------------------------------------------------------

  The average expected life of VOBA varies by product, and is 21 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                              VOBA
(IN MILLIONS)                                                                                             AMORTIZATION
-------------------------------------------------------------------------------------------------------------------------
 2014                                                                                                     $         5.2
 2015                                                                                                               5.1
 2016                                                                                                               4.8
 2017                                                                                                               4.7
 2018                                                                                                               4.2
 2019 and thereafter                                                                                               28.5
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $        52.5
-------------------------------------------------------------------------------------------------------------------------

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

                                                                MORTALITY OR
                                                 WITHDRAWAL       MORBIDITY     INTEREST RATE             DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION      ASSUMPTION      ASSUMPTION           2013          2012
----------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
         Participating whole life contracts            n/a       Company        2.25% to 6.0%   $    1,394.2  $     1,281.1
                                                                experience
         Universal life-type contracts                 n/a         n/a               n/a             2,749.3        2,520.6
         Other individual life contracts            Company      Company        2.25% to 6.0%          916.7          958.2
                                                   experience   experience
         Accident and health                           n/a       Company             n/a             1,125.8        1,052.6
                                                                experience
         Annuity products                              n/a         n/a               n/a             8,335.9        7,923.6
         Group life and health                         n/a         n/a               n/a               317.5          326.8
Other policyholder funds                               n/a         n/a               n/a               235.9          237.4
Funding agreements*                                    n/a         n/a               n/a             1,167.7        1,133.0
Funding agreements - valuation adjustment              n/a         n/a               n/a                 0.5           43.0
Pending policyholder claims                            n/a         n/a               n/a               180.0          192.3
----------------------------------------------------------------------------------------------------------------------------
         Total insurance liabilities                                                            $   16,423.5  $    15,668.6
----------------------------------------------------------------------------------------------------------------------------

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 31.7 percent and 30.7 percent of the total individual life insurance in force at both December 31, 2013 and 2012, respectively. These participating policies represented 37.3 percent and 36.8 percent of statutory life net premium income for 2013 and 2012, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2013 and 2012, this valuation adjustment was $0.5 million and $43.0 million, respectively.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2013 and 2012.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and funded status:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Employer contributions                                    $        18.2  $         9.0     $         2.2  $         2.3
Employee contributions                                                -              -               1.4            1.4
Benefit payments                                                    5.6            4.7               3.6            3.7
Funded status (deficit)                                             1.0          (73.2)            (47.5)         (50.8)
------------------------------------------------------------------------------------------------------------------------

   Amounts recognized in the balance sheet:

                                                                PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------

  Amounts recognized in accumulated other comprehensive income (before any tax effects):

Net actuarial (gains) losses                              $        40.7  $       111.2     $        (7.3) $        (4.0)
Net prior service costs (benefits)                                 (0.5)          (0.6)              0.4            1.7
Net transition obligation                                          (0.7)          (1.4)                -              -
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $        39.5  $       109.2     $        (6.9) $        (2.3)
------------------------------------------------------------------------------------------------------------------------

  The following table represents plan assets in excess of obligations for the defined benefit plan:

                                                                                                    DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $       228.5  $           -
Accumulated benefit obligation                                                                     208.4              -
Fair value of plan assets                                                                          229.5              -
------------------------------------------------------------------------------------------------------------------------

  The following table represents obligations in excess of plan assets for the defined benefit plan:

                                                                                                     DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $           -  $       250.5
Accumulated benefit obligation                                                                         -          223.3
Fair value of plan assets                                                                              -          177.3
------------------------------------------------------------------------------------------------------------------------

  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    13.7  $     11.7  $     8.7    $     2.5  $      2.9  $     3.9

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                     (70.5)       16.4       33.6         (3.3)       (3.5)       3.4
      Net prior service costs                            0.1         0.1        0.1         (1.3)        1.6        0.1
      Net transition obligation                          0.7         0.8        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive
      income, before any tax effects                   (69.7)       17.3       34.4         (4.6)       (1.9)       3.5
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and
      other comprehensive income, before any tax
      effects                                      $   (56.0) $     29.0  $    43.1    $    (2.1) $      1.0  $     7.4
------------------------------------------------------------------------------------------------------------------------

  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $0.9 million, $0 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
                                                                   2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                                    5.15%          4.25%             5.15%          4.25%
 Rate of compensation increase                                    3.75%          3.75%             6.00%          6.00%
------------------------------------------------------------------------------------------------------------------------

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         4.25%       5.15%      5.80%        4.25%       5.15%      5.80%
 Expected long-term return on plan assets              8.00%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         3.75%       4.25%      4.25%        6.00%       6.00%      6.00%
------------------------------------------------------------------------------------------------------------------------

  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                                                    2013           2012
------------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                       7.00%          7.50%
Rate to which the cost trend rate is assumed to decline                                            5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                                  2018           2018
------------------------------------------------------------------------------------------------------------------------

   PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 72 and 70 percent for equity securities and 28 and 30 percent for debt securities at December 31, 2013 and 2012, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   The valuation techniques used for the plan assets are:

  EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

  FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

  FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

  Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                          2013                                       2012
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           LEVEL 1    LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       166.0  $         -    $         -  $       123.3  $         -
Fixed separate account investments                  -           21.2            -              -           18.1            -
Fixed interest investment                           -           42.3            -              -           35.9            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       229.5  $         -    $         -  $       177.3  $         -
-----------------------------------------------------------------------------------------------------------------------------


  CONTRIBUTIONS

  The Company expects to make no contribution to its pension plan and to contribute $3.4 million to its other postretirement benefit plans in 2014.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                               PENSION       OTHER
(IN MILLIONS)                                                                                  BENEFITS     BENEFITS
------------------------------------------------------------------------------------------------------------------------
 2014                                                                                      $         6.5  $         3.4
 2015                                                                                                7.3            3.5
 2016                                                                                                7.8            3.5
 2017                                                                                                8.5            3.5
 2018                                                                                                9.2            3.5
 Years 2019-2022                                                                                    60.1           17.8
------------------------------------------------------------------------------------------------------------------------

  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
  Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.6 million and $2.9 million in 2013, 2012 and 2011, respectively.

  The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.9 million, $0.7 million and $1.1 million in 2013, 2012 and 2011, respectively. The 2013 plan year contribution will be deposited to the plan in the 1st quarter 2014.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $7.2 million, $3.7 million and $4.6 million for 2013, 2012 and 2011, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        36.6  $        47.8  $         54.1
Deferred                                                                            11.9            2.8            (3.9)
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        57.6  $        56.2  $         54.8
      Tax preferenced investment income                                             (7.4)          (6.2)           (5.9)
      Other                                                                         (1.7)           0.6             1.3
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $        (8.5) $          1.5
Deferred                                                                                          146.5           346.7
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       138.0  $        348.2
------------------------------------------------------------------------------------------------------------------------

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       115.5  $        122.8
      Deferred gain on indemnity reinsurance                                                       14.6            16.1
      Employee benefit plans                                                                       24.3            50.9
      Other                                                                                        15.5            15.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 169.9           204.9
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              169.7           165.1
      Investments                                                                                  17.2            17.4
      Fixed assets and software                                                                     6.9             7.7
      Unrealized appreciation                                                                     120.3           358.3
      Other                                                                                         2.3             3.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            316.4           551.6
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       146.5  $        346.7
------------------------------------------------------------------------------------------------------------------------

  Federal income taxes paid were $46.8 million and $40.4 million in 2013 and 2012, respectively. The Company has $7.6 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Beginning of the year balance                                                             $           -  $            -
      Additions based on tax positions related to the current year                                  1.2               -
      Additions based on tax positions related to prior years                                       1.1               -
------------------------------------------------------------------------------------------------------------------------
End of the year balance                                                                   $         2.3  $            -
------------------------------------------------------------------------------------------------------------------------

  Included in the balance of unrecognized tax benefits at December 31, 2013 and 2012 are $2.3 million and $0, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2014.

  The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

  The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                                                        2013           2012           2011
------------------------------------------------------------------------------------------------------------------------
Direct premiums                                                            $        499.8  $       487.4  $       556.5
Reinsurance assumed                                                                 273.5          302.4          334.2
Reinsurance ceded                                                                  (364.0)        (411.8)        (491.2)
------------------------------------------------------------------------------------------------------------------------
      Net premiums                                                                  409.3          378.0          399.5
------------------------------------------------------------------------------------------------------------------------
      Reinsurance recoveries                                               $        366.1  $       409.1  $       476.4
------------------------------------------------------------------------------------------------------------------------

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2013, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2013, the carrying value of the FHLBI common stock was $66.0 million. The FHLBI common stock is carried at fair value.

  Funding Agreements associated with the FHLBI totaled $1,166.3 million and $1,131.3 million as of December 31, 2013 and 2012, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as 'other policyholder funds' with a carrying value of $1,167.7 million and $1,133.0 million at December 31, 2013 and 2012, respectively. The average interest rate on these Funding Agreements is 2.65 percent and range from 0.49 percent to 4.59 percent. Maturities for the Funding Agreements range from April 2014 to February 2022. Interest was paid in the amount of $32.8 million and $36.8 million in 2013 and 2012, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,815.2 million and $1,641.5 million at December 31, 2013 and 2012, respectively and is included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $64.6 million at December 31, 2013.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2013, 2012 and 2011.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2013, 2012 and 2011.

   Surplus Notes and Senior Notes:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                $       200.0  $        200.0
Surplus notes, 7.75%, due 2026                                                            $        75.0  $         75.0
------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                       $       275.0  $        275.0
------------------------------------------------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                                                   2013          2012
-------------------------------------------------------------------------------------------------------------------
      SAP surplus                                                                      $     1,352.6  $    1,231.0
      Asset valuation reserve                                                                  104.2          97.8
      Deferred policy acquisition costs                                                        622.7         586.6
      Value of business acquired                                                                45.1          55.7
      Adjustments to policy reserves                                                          (187.6)       (195.9)
      Interest maintenance reserves (IMR)                                                       45.3          49.3
      Unrealized gain on invested assets, net                                                  220.2         665.1
      Surplus notes                                                                            (75.0)        (75.0)
      Deferred gain on indemnity reinsurance                                                   (41.8)        (46.0)
      Deferred income taxes                                                                   (101.3)        (75.5)
      Other, net                                                                               (21.1)        (49.3)
-------------------------------------------------------------------------------------------------------------------
      GAAP equity                                                                      $     1,963.3  $    2,243.8
-------------------------------------------------------------------------------------------------------------------

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                                                    2013           2012          2011
-------------------------------------------------------------------------------------------------------------------
      SAP net income                                                     $       93.8  $        95.2  $      105.4
      Deferred policy acquisition costs                                          36.1           30.4          37.8
      Value of business acquired                                                (10.6)          (8.9)        (14.5)
      Adjustments to policy reserves                                             10.6           (7.6)        (23.4)
      Deferred income taxes                                                     (12.5)          (5.6)         (0.8)
      Realized gains, net of tax                                                 18.3           24.0          18.4
      IMR amortization                                                          (11.1)         (11.0)        (10.8)
      Other, net                                                                 (8.6)          (6.4)         (5.7)
-------------------------------------------------------------------------------------------------------------------
      GAAP net income                                                    $      116.0  $       110.1  $      106.4
-------------------------------------------------------------------------------------------------------------------

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million and $12.2 million at December 31, 2013 and 2012, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2013, 2012, or 2011. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $134 million in 2014.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2013 and 2012 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

  In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3. The Company has not revised the 2012 disclosure to conform to the 2013 presentation as management believes that this reclassification would not be material to this fair value disclosure.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        205.7  $          19.6  $             -  $         225.3
      State & local government                                     -            433.1                -            433.1
      Foreign government                                           -             24.5                -             24.5
      Corporate - public                                           -          7,606.1             27.1          7,633.2
      Corporate - private                                          -          2,191.4             91.7          2,283.1
      Residential mortgage-backed                                  -          1,439.0             26.5          1,465.5
      Commercial mortgage-backed                                   -            833.0                -            833.0
      Other asset and loan backed                                  -            360.3             11.4            371.7
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        205.7  $      12,907.0  $         156.7  $      13,269.4
      Equity securities                                         11.2             27.1             66.6            104.9
      Short-term & other invested assets                         6.9              1.6             47.4             55.9
      Cash equivalents                                         189.8                -                -            189.8
      Separate account assets                               12,148.3                -                -         12,148.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     12,561.9  $      12,935.7  $         270.7  $      25,768.3
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $           3.8  $           3.8
      Fixed index annuities                                        -                -              8.1              8.1
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          11.9  $          11.9
------------------------------------------------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset and loan backed                                  -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
------------------------------------------------------------------------------------------------------------------------

  The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                      DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  27.1 Discounted cash flow     Credit spreads*              62.5 to 143 basis points (89)
    Corporate - private              84.6 Discounted cash flow     Credit spreads*              195 to 357 basis points (307)
    Corporate - private               7.1 Broker quotes            Quoted prices                95.42 to 101.38
    Residential mortgage-backed      26.5 Broker quotes            Quoted prices                92.12 to 99.97
    Other asset and loan backed      11.4 Discounted cash flow     Credit spreads*              51 to 435 basis points (145)
    Equity securities                66.6 Market comparables       Comparable returns           3.4% yield
    Other invested assets            47.4 Net asset value          Fund statements              n/a

Liabilities
    Variable annuity guarantee
      benefits                    $ (3.8) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 23%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (8.1) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

                                                                      DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  63.3 Discounted cash flow     Credit spreads*              57 to 250 basis points (148)
    Corporate - private              78.0 Discounted cash flow     Credit spreads*              220 to 531 basis points (397)
    Residential mortgage-backed      19.7 Broker quotes            Quoted prices                3.25 (interest only) to 103.24
    Commercial mortgage-backed        4.8 Discounted cash flow     Credit spreads*              85 basis points
    Other asset backed                0.3 Discounted cash flow     Credit spreads*              78 basis points
    Equity securities                66.7 Market comparables       Comparable returns           3% yield
    Other invested assets            33.5 Net asset value          Fund statements              n/a



Liabilities
    Variable annuity guarantee
      benefits                    $(18.6) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 25%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (2.0) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                                            EQUITY
                                                                 FIXED    SECURITIES
(IN MILLIONS)                                                 MATURITIES   & OTHER    LIABILITIES    TOTAL
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     238.9  $      92.9  $    (24.3) $    307.5
      Gains (losses) included in net income                         5.9            -         3.7         9.6
      Gains (losses) included in other
         comprehensive income                                      (0.4)           -           -        (0.4)
      Purchases                                                    50.4          9.7           -        60.1
      Issuances                                                       -            -           -           -
      Sales                                                      (121.0)        (2.4)          -      (123.4)
      Settlements                                                 (20.9)           -           -       (20.9)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    71.4            -           -        71.4
         Transfers (out of) Level 3                               (58.2)           -           -       (58.2)
-------------------------------------------------------------------------------------------------------------
      Total transfers into Level 3                                 13.2            -           -        13.2
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $     166.1  $     100.2  $    (20.6) $    245.7
      Gains (losses) included in net income                        (0.6)         1.2        13.7        14.3
      Gains (losses) included in other
         comprehensive income                                      (5.4)           -           -        (5.4)
      Purchases                                                    24.6         19.9           -        44.5
      Issuances                                                    16.0            -           -        16.0
      Sales                                                       (11.4)        (7.3)       (6.1)      (24.8)
      Settlements                                                 (15.1)           -         1.1       (14.0)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    40.6            -           -        40.6
         Transfers (out of) Level 3                               (58.1)           -           -       (58.1)
-------------------------------------------------------------------------------------------------------------
      Total transfers (out of) Level 3                            (17.5)           -           -       (17.5)
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $     156.7  $     114.0  $    (11.9) $    258.8
-------------------------------------------------------------------------------------------------------------

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.


                                                                                        RESIDENTIAL  COMMERCIAL   OTHER
                                                             CORPORATE -  CORPORATE -    MORTGAGE-    MORTGAGE-  ASSET AND
                                                              PUBLIC       PRIVATE        BACKED       BACKED   LOAN BACKED
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     164.7  $       70.9  $       0.1  $        -  $      3.2
      Gains included in net income                                  6.0           0.1         (0.2)          -           -
      Gains included in other
         comprehensive income                                      (1.7)          1.3            -           -           -
      Purchases                                                       -          23.0         22.6         4.8           -
      Issuances                                                       -             -            -           -           -
      Sales                                                      (105.0)        (16.0)           -           -           -
      Settlements                                                 (13.8)         (3.3)        (2.7)          -        (1.1)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    42.5          28.9            -           -           -
         Transfers (out of) Level 3                               (29.4)        (26.9)        (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                        13.1           2.0         (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $      63.3  $       78.0  $      19.7  $      4.8  $      0.3
      Gains included in net income                                    -             -         (0.6)          -           -
      Gains included in other
         comprehensive income                                      (1.3)         (2.1)        (1.5)          -        (0.5)
      Purchases                                                       -           0.1         24.5           -           -
      Issuances                                                     7.0           9.0            -           -           -
      Sales                                                           -          (2.1)        (9.3)          -           -
      Settlements                                                  (2.5)         (6.8)        (4.5)          -        (1.3)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    10.7          17.0            -           -        12.9
         Transfers (out of) Level 3                               (50.1)         (1.4)        (1.8)       (4.8)          -
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                       (39.4)         15.6         (1.8)       (4.8)       12.9
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $      27.1  $       91.7  $      26.5  $        -  $     11.4
---------------------------------------------------------------------------------------------------------------------------

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2013                             2012
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING       FAIR              CARRYING       FAIR
(IN MILLIONS)                                                  VALUE         VALUE              VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,762.3  $     1,797.3     $     1,653.4  $     1,780.5
Policy loans                                                      286.6          286.6             270.9          270.9
Funding agreements - refer to Note 8                            1,167.7        1,206.0           1,133.0        1,379.4
Surplus notes and notes payable                                   275.0          282.5             275.0          306.3
------------------------------------------------------------------------------------------------------------------------

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 21, 2014, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46282


                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2014

                           Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS

     1. Included in Prospectus (Part A):

       Condensed Financial Information (14)

     2. Included in Statement of Additional Information (Part B):

       (a) Financial Statements of OneAmerica Financial Partners,
           Inc.(R) (14)

           Report of Independent Auditors

           Consolidated Balance Sheets as of December 31, 2013 and 2012

           Consolidated Statements of Operations for years ended December 31, 2013 and 2012

           Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2013, 2012, and 2011

           Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

           Notes to Consolidated Financial Statements

       (b) Financial Statements of AUL American Unit Trust (14)

           Registrant's Annual Report for the year ended December 31, 2013 contains the following Financial Statements:

           A Message From the President & CEO of American United Life Insurance Company(R)

           Report of Independent Registered Public Accounting Firm

           Statements of Net Assets as of December 31, 2013

           Statements of Operations as of December 31, 2013

           Statements of Changes in Net Assets as of December 31, 2013 and
           2012

            Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2. Not applicable

     3. Underwriting Agreements

        3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (6)

        3.2 Form of Selling Agreement (8)

     4. Group Annuity Contract Forms:

        4.1  TDA Voluntary Contract, Form P-12511 (1)

        4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

        4.3  TDA Employer Sponsored Benefit Responsive Contract, Form
             P-12621BR (1)

        4.4  TDA Custodial SPL Contract, Form P-12833 (1)

        4.5  TDA Custodial Contract, Form P-12833 (1)(3)

        4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

        4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

        4.8  IRA Non-Custodial Contract, Form P-12566 (1)

        4.9  IRA Custodial Contract, Form P-12867 (1)(3)

        4.10 DCP Contract, Form P-12518 (1)

        4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

        4.12 IRA Guaranteed Benefit Group Variable Annuity, Form
             P-GB-K-IRAMFVA(NBR) (2)

        4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

        4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

        4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

        4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

        4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
             Contract & Certificates, OMNI AULONE Contract, Form
             GB10.OM-K & C (4)

        4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4)(6)

        4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
             - Form IndividualORIRA (5)

        4.20 Amendment to the IRA Group Annuity Contract - Form
             IRAEGTRRAKAM (5)

        4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
             - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

        4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

        4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

        4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K
             (Unall) (7)

        4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

        4.26 AUL Omni DCP MFVA - Form DCP.OM (8)

        4.27 AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

        4.28 AUL Loan Administration Fee Amendment to Group Annuity
             Contract (9)

        4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

        4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

        4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

        4.32 Amendment to the TDA Group Annuity Contract (10)

        4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR)(10)

        4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K(SVA) (11)

        4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (11)

        4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(11)

        4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (11)

        4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (11)

        4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)(12)

        4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)(12)

        4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

        4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2)        Filed with the Registrant's Post-Effective Amendment No. 17 (File No.
           33-31375) on April 30, 1999.

(3)        Filed with the Registrant's Post-Effective Amendment No. 18 (File No.
           33-31375) on June 21, 1999.

(4)        Filed with the Registrant's Post-Effective Amendment No. 22 (File No.
           33-31375) on May 1, 2002.

(5)        Filed with the Registrant's Post-Effective Amendment No. 23 (File No.
           33-31375) on April 30, 2003.

(6)        Filed with the Registrant's Post-Effective Amendment No. 26 (File No.
           33-31375) on April 28, 2004.

(7)        Filed with the Registrant's Post-Effective Amendment No. 28 (File No.
           33-31375) on April 29, 2005.

(8)        Filed with the Registrant's Post-Effective Amendment No. 30 (File No.
           33-31375) on April 28, 2006.

(9)        Filed with the Registrant's Post-Effective Amendment No. 35 (File No.
           33-31375) on May 2, 2008.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-1375) on April 20, 2012.

(14)       Filed with the Registrant's Post-Effective Amendment No. 42 (File No.

           33-1375) on April 28, 2014

    5. Application Forms and other forms:

        5.1  AUL American Series Enrollment Form P-12464 (1)

        5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

        5.3  AUL Select Annuity Enrollment Form P-14009 (1)

        5.4  Application for No-Load IRA Contract, P-12503 (2)

        5.5  AUL American Series Enrollment Form P-11464 G (4)

        5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
             (4)

    6. Certificate of Incorporation and By-Laws of the Depositor

        6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

        6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

        6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(6)

        6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(6)

    7.   Not applicable

    8. Form of Participation Agreements:

    8.1 Form of Participation Agreement with Alger American Fund (1)

    8.2 Form of Participation Agreement with American Century (1)

    8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

    8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

    8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(3)(6)

    8.3   Form of Participation Agreement with Calvert Variable Series (1)

    8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

    8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

    8.6   Form of Participation Agreement with Janus Aspen Series (1)

    8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3)(6)

    8.8   Form of Participation Agreement with Safeco Resource Series Trust(1)

    8.9.  Form of Participation Agreement with T. Rowe Price Equity Series, Inc.
          (3)

    8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (3)

    8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (3)

    8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (3)

    8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (5)

    8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)

    8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)(6)

    8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (5)

    8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (5)

    8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (5)

    8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

    8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (5)

    8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (5)

    8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC
          (5)

    8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

    8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (6)

    8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (6)

    8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (7)

    8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (7)

    8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company(R)
          (8)

    8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (8)

    8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (8)

    8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

    8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (8)

    8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (8)

    8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (8)

    8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (8)

    8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R) (8)

    8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (9)

    8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(10)

    8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(10)

    8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

    8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance ompany(R) (10)

    8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R)
          (10)

    8.43 Form of Service Agreement between DWS Investments Service Company and

          American United Life Insurance Company(R)(10)

    8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (10)

    8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (11)

    8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company(R)(11)

    8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (11)

    8.48 Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

    8.49 Form SERVICE AGREEMENT between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

    8.50 Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company (12)

    8.51 Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

    8.52 Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc.

    9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

    10. Miscellaneous Consents

        10.1 Consent of Independent Auditors (14)

        10.2 Consent of Dechert Price & Rhoads (1)

        10.3 Powers of Attorney (13)

        10.4 Rule 483 Certified Resolution (14)

    11.  Not applicable

    12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2)        Filed with the Registrant's Post-Effective Amendment No. 17 (File No.
           33-31375) on April 30, 1999.

(3)        Filed with the Registrant's Post-Effective Amendment No. 21 (File No.
           33-31375) on July 27, 2001.

(4)        Filed with the Registrant's Post-Effective Amendment No. 22 (File No.
           33-31375) on May 1, 2002.

(5)        Filed with the Registrant's Post-Effective Amendment No. 23 (File No.
           33-31375) on April 30, 2003.

(6)        Filed with the Registrant's Post-Effective Amendment No. 26 (File No.
           33-31375) on April 28, 2004.

(7)        Filed with the Registrant's Post-Effective Amendment No. 27 (File No.
           33-31375) on July 2, 2004.

(8)        Filed with the Registrant's Post-Effective Amendment No. 28 (File No.
           33-31375) on April 29, 2005.

(9)        Filed with the Registrant's Post-Effective Amendment No. 30 (File No.
           33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375)on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 42 (File No. 33-1375) on April 28, 2014

Item 25. DIRECTORS AND OFFICERS OF AUL

--------------------------------------------------------- --------------------------------------------------------
Name and Address                                          Positions and Offices with AUL
--------------------------------------------------------- --------------------------------------------------------
J. Scott Davison*                                         President, American United Life Insurance Company
                                                          (8/13 - present); Executive Vice President (02/11
                                                          - 8/13); Chief Financial Officer (6/04 -  02/11); Senior
                                                          Vice President, Strategic Planning and Corporate
                                                          Development (7/02 - 6/04); Director, AUL (7/02 -
                                                          present); Vice President, Corporate Planning (1/00 -
                                                          7/02)
--------------------------------------------------------- --------------------------------------------------------
Jeffrey D. Holley*                                        Chief Financial Officer, (9/11 - present); Treasurer
                                                          (9/11 - present); Director, AUL (10/11 - present)
--------------------------------------------------------- --------------------------------------------------------
John C. Mason*                                            Chief Investment Officer (3/12 - present); Vice
                                                          President, Investments (8/11 - 3/12); Vice President
                                                          Fixed Income Securities (2/10 - 3/12); Vice President,
                                                          Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 -
                                                          present)
--------------------------------------------------------- --------------------------------------------------------
Mark C. Roller*                                           Senior Vice President, Human Resources & Corporate
                                                          Support, (12/01 - present); Director, AUL (12/01 -
                                                          present); Vice President Human Resources, (11/99 -
                                                          12/01); Vice President, Corporate Planning, (9/95 -
                                                          11/99)
--------------------------------------------------------- --------------------------------------------------------
Thomas M. Zurek*                                          General Counsel & Secretary (8/02 - present); Director,
                                                          AUL (8/02 - present)
--------------------------------------------------------- --------------------------------------------------------

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2013, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2013. As a result of the transaction, the separate accounts of AUL have acquired a 99.78% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2013, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2013, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. NUMBER OF CONTRACTHOLDERS

As of April 10, 2014 there were 2,511 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)   a member of the Board of Directors of the Corporation,

     (ii)  an officer of the Corporation, or

     (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,


Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica
        Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust
        (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American IndividualVariable Life Unit Trust
        (File No. 811-08311).


     b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

---------------------------------------------------------- -------------------------------------------------------
Name and Address                                           Positions and Offices Positions and Offices
---------------------------------------------------------- -------------------------------------------------------
Business Address* with OneAmerica Securities, Inc.
---------------------------------------------------------- -------------------------------------------------------
Richard M. Ellery                                          Director & President
---------------------------------------------------------- -------------------------------------------------------
Nicholas A. Filing                                         Chairman of the Board & Director
---------------------------------------------------------- -------------------------------------------------------
Douglas W. Collins                                         Treasurer, Acting Financial Operations
                                                           Principal & Director
---------------------------------------------------------- -------------------------------------------------------
Dennis C. Martin                                           Director
---------------------------------------------------------- -------------------------------------------------------
Terry W. Burns                                             Director
---------------------------------------------------------- -------------------------------------------------------
Matthew T. Fleetwood                                       Vice President, Sales & New Business
---------------------------------------------------------- -------------------------------------------------------
James Crampton                                             Tax Director
---------------------------------------------------------- -------------------------------------------------------
Susan Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering
                                                           Officer
---------------------------------------------------------- -------------------------------------------------------
Anthony M. Smart                                           Vice President, Business Technology
---------------------------------------------------------- -------------------------------------------------------
Jay B. Williams                                            Chief Compliance Officer
---------------------------------------------------------- -------------------------------------------------------
John W. Zeigler                                            Vice President, Insurance Agency Registrations
---------------------------------------------------------- -------------------------------------------------------

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

      (c) Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. UNDERTAKINGS

The registrant hereby undertakes:

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of April, 2014.

                            AUL AMERICAN UNIT TRUST

                                  (Registrant)

                   By: American United Life Insurance Company

                   By:
                      ---------------------------------------

                       Name: J. Scott Davison*

                       Title:  President & CEO



                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                (Depositor)

                   By:
                      ---------------------------------------

                       Name: J. Scott Davison*

                       Title:  President & CEO



* By: /s/ Richard M. Ellery
      ---------------------

       Richard M. Ellery as attorney-in-fact

Date: April 28, 2014

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

---------------------------------------- ------------------------------------ ------------------------------------
Signature                                Title                                Date
---------------------------------------- ------------------------------------ ------------------------------------
J. Scott Davison*                        Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Jeffrey D. Holley*                       Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Mark C. Roller*                          Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
John C. Mason*                           Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Thomas M. Zurek*                         Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------


/s/ Richard M. Ellery
---------------------

*By: Richard M. Ellery as Attorney-in-fact

Date: April 28, 2014

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------
10.1                  Consent of Independent Auditors
10.4                  Rule 483 Certified Resolution